UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

Item 1. Reports to Stockholders.

Money Market
ProFund

JUNE 30, 2011

Semiannual Report

1	Message from the Chairman

3	Allocation of Portfolio Holdings and Expense Examples

7	Financial Statements and Financial Highlights

13	Notes to Financial Statements

17	Cash Management Portfolio

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Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of the Money Market ProFund for the six months ended June 30, 2011.

During the six-month period ended June 30, 2011, average retail money market rates hovered slightly above zero. Money market rates closely track the Federal Funds Target Rate, which remained unchanged in a target range of 0.0% to 0.25% for the period.

U.S. Economic Growth Slows

U.S. GDP growth slowed to an annual rate of 1.9% in the first quarter of 2011, down from 3.1% in the fourth quarter of 2010. The damping effect of higher food and energy prices on consumer purchasing power, lower government spending, and supply chain disruptions from the tragic events in Japan all contributed to this slowdown. Weak employment reports in the second quarter have generally prompted economists to make downward revisions in growth forecasts for the rest of the year.

At the June 2011 Federal Open Market Committee meeting, the U.S. Federal Reserve decided to keep rates unchanged, noting that economic conditions and a subdued inflation outlook are likely to warrant these low levels for an extended period.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

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Allocation of Portfolio Holdings
and Expense Examples

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Investment Objective: The Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund.

Allocation of Portfolio Holdings

Money Market ProFund Market Exposure

Investment Type	% of Net Assets
Investment in Cash Management Portfolio(a)	100%
Total Exposure	100%

(a)  The Cash Management Portfolio holdings are included in the accompanying financial statements of the ProFund.

Cash Management Portfolio Asset
Allocation(a)

Investment Type	% of Net Assets
Commercial Paper	27%
Municipal Investments	18%
Certificates of Deposit and Bank Notes	18%
Short-Term Notes	18%
Time Deposits	11%
Government & Agency Obligations	5%
Repurchase Agreements	1%
Total	98%

Expense Examples

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses (including expenses allocated from the Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at January 1, 2011 and held for the entire period from January 1, 2011 through June 30, 2011.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11	Annualized Expense Ratio During Period 1/1/11 - 6/30/11
Money Market ProFund – Investor Class	$1,000.00	$1,000.10	$1.29	0.26%
Money Market ProFund – Service Class	1,000.00	1,000.10	1.29	0.26%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the ProFund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ProFund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11	Annualized Expense Ratio During Period 1/1/11 - 6/30/11
Money Market ProFund – Investor Class	$1,000.00	$1,023.51	$1.30	0.26%
Money Market ProFund – Service Class	1,000.00	1,023.51	1.30	0.26%

*  Expenses are equal to the average account value over the period multiplied by the ProFund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

June 30, 2011 (unaudited) :: Allocation of Portfolio Holdings and Expense Examples :: Money Market ProFund :: 5

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Financial Statements and
Financial Highlights

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Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Investment in Cash Management Portfolio, at value	$549,302,978
Receivable for capital shares issued	23,037,342
Receivable from Advisor	289,326
Prepaid expenses	366,276
TOTAL ASSETS	572,995,922
LIABILITIES:
Payable for capital shares redeemed	24,536,631
Administration fees payable	12,904
Distribution and services fees payable-Service Class	99,881
Trustee fees payable	48
Transfer agency fees payable	314,800
Compliance services fees payable	3,827
Service fees payable	5,875
TOTAL LIABILITIES	24,973,966
NET ASSETS	$548,021,956
NET ASSETS CONSIST OF:
Capital	$548,137,617
Accumulated net investment income	1,043
Accumulated net realized gains (losses) on investments	(116,704)
NET ASSETS	$548,021,956
INVESTOR CLASS:
Net Assets	$420,168,914
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	420,207,932
Net Asset Value (offering and redemption price per share)	$1.00
SERVICE CLASS:
Net Assets	$127,853,042
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	127,861,560
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$701,417	(a)
Expenses(b)	(395,631	)(a)
NET INVESTMENT INCOME	305,786
EXPENSES:
Management services fees	866,378
Administration fees	72,479
Distribution and services fees-Service Class	533,955
Transfer agency fees	862,839
Administrative services fees	27,581
Registration and filing fees	49,317
Fund accounting fees	5,000
Trustee fees	3,632
Compliance services fees	2,403
Service fees	28,739
Other fees	57,356
Total Gross Expenses before reductions	2,509,679
Less Expenses reduced by the Advisor	(2,254,208)
TOTAL NET EXPENSES	255,471
NET INVESTMENT INCOME	50,315
REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	27,123	(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$77,438

(a)  Allocated from Cash Management Portfolio

(b)  For the six months ended June 30, 2011, the Advisor to the Cash Management Portfolio waived fees, of which $14,123 was allocated to the Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

Financial Statements :: Money Market ProFund :: 9

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$50,315	$126,512
Net realized gains (losses) on investments	27,123	19,923
Change in net assets resulting from operations	77,438	146,435
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(38,737)	(98,867)
Service Class	(10,782)	(27,258)
Class A(a)	—	(140)
Change in net assets resulting from distributions	(49,519)	(126,265)
CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	3,309,827,565	6,906,971,064
Service Class	575,479,045	1,578,417,551
Class A(a)	—	1,065,519
Dividends reinvested
Investor Class	38,428	89,909
Service Class	10,734	24,831
Class A(a)	—	126
Value of shares redeemed
Investor Class	(3,353,767,534)	(6,952,612,518)
Service Class	(561,692,038)	(1,569,031,676)
Class A(a)	—	(1,651,679)
Change in net assets resulting from capital transactions	(30,103,800)	(36,726,873)
Change in net assets	(30,075,881)	(36,706,703)
NET ASSETS:
Beginning of period	578,097,837	614,804,540
End of period	$548,021,956	$578,097,837
Accumulated net investment income	$1,043	$247
SHARE TRANSACTIONS:
Issued
Investor Class	3,309,827,565	6,906,849,118
Service Class	575,479,045	1,578,467,660
Class A(a)	—	1,067,032
Reinvested
Investor Class	38,428	89,909
Service Class	10,734	24,831
Class A(a)	—	126
Redeemed
Investor Class	(3,353,767,534)	(6,952,612,518)
Service Class	(561,692,038)	(1,569,031,676)
Class A(a)	—	(1,651,679)
Change in shares	(30,103,800)	(36,797,197)

(a)  Class A shares liquidated on November 30, 2010.

See accompanying notes to the financial statements.

10 :: Money Market ProFund :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized Gains (Losses) on Investments(a)		Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a),(b),(c)	Net Expenses(a),(b)		Net Investment Income(a),(b)	Net Assets, End of Period (000's)
Money Market ProFund
Investor Class
Six Months Ended June 30, 2011 (unaudited)	$1.000	–	(d)	–	(d)	–	(d)	– (d)	– (d)	$1.000	0.01	%(e)	0.96%	0.26	%(f)	0.02%	$420,169
Year Ended December 31, 2010	$1.000	–	(d)	–	(d)	–	(d)	– (d)	– (d)	$1.000	0.02%		0.93%	0.30	%(f)	0.02%	$464,048
Year Ended December 31, 2009	$1.000	0.001		–	(d)	0.001		(0.001)	(0.001)	$1.000	0.05%		0.97%	0.55	%(f)	0.06%	$509,584
Year Ended December 31, 2008	$1.000	0.021		–	(d)	0.021		(0.021)	(0.021)	$1.000	2.08%		0.84%	0.84%		2.09%	$580,465
Year Ended December 31, 2007	$1.000	0.045		–	(d)	0.045		(0.045)	(0.045)	$1.000	4.63%		0.83%	0.83%		4.50%	$595,106
Year Ended December 31, 2006	$1.000	0.042		–	(d)	0.042		(0.042)	(0.042)	$1.000	4.25%		0.85%	0.85%		4.19%	$511,709
Service Class
Six Months Ended June 30, 2011 (unaudited)	$1.000	–	(d)	–	(d)	–	(d)	– (d)	– (d)	$1.000	0.01	%(e)	1.96%	0.26	%(f)	0.02%	$127,853
Year Ended December 31, 2010	$1.000	–	(d)	–	(d)	–	(d)	– (d)	– (d)	$1.000	0.02%		1.93%	0.30	%(f)	0.02%	$114,050
Year Ended December 31, 2009	$1.000	–	(d)	–	(d)	–	(d)	– (d)	– (d)	$1.000	0.03%		1.39%	0.58	%(f)	0.03%	$104,635
Year Ended December 31, 2008	$1.000	0.011		–	(d)	0.011		(0.011)	(0.011)	$1.000	1.09%		1.80%	1.80%		1.13%	$123,685
Year Ended December 31, 2007	$1.000	0.035		–	(d)	0.035		(0.035)	(0.035)	$1.000	3.59%		1.83%	1.83%		3.50%	$107,138
Year Ended December 31, 2006	$1.000	0.032		–	(d)	0.032		(0.032)	(0.032)	$1.000	3.22%		1.85%	1.85%		3.19%	$75,663

(a)  Per share amounts and percentages include the applicable allocation from the Cash Management Portfolio.

(b)  Annualized for periods less than one year.

(c)  For the period ended June 30, 2011, the years ended December 31, 2010, December 31, 2009, December 31, 2008 and December 31, 2007, the Advisor to the Cash Management Portfolio waived fees which were allocated to the Money Market ProFund on a pro-rata basis. If included, the corresponding impact to the gross expense ratio would be an increase of 0.01%, 0.01%, 0.03%, 0.04% and 0.02%, respectively.

(d)  Amount is less than $0.0005.

(e)  Not annualized for periods less than one year.

(f)  The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

Financial Highlights :: Money Market ProFund :: 11

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Notes to Financial Statements

1. Organization

ProFunds (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Money Market ProFund (the "ProFund"). The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the "Portfolio"), an open-end management investment company that is advised by Deutsche Investment Management Americas, Inc. and has the same investment objective as the ProFund. The percentage of the Portfolio's interests owned by the ProFund as of June 30, 2011 was 2.1%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund's financial statements.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund. However, based on experience, the ProFund expects any risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investments in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio's net assets.

Investment Transactions and Related Income

The ProFund records daily its proportionate share of the Portfolio's income, expenses and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. The ProFund has a tax year end of December 31st.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU 2011-04"). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and

14 :: Money Market ProFund :: Notes to Financial Statements :: June 30, 2011 (unaudited)

annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

3. Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFund's investments are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical assets

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the ProFund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of June 30, 2011, the ProFund's $549,302,978 investment in the Portfolio, which is an investment company, is based on Level 2 inputs as defined above. There were no Level 1 or Level 3 investments held by the ProFund at June 30, 2011.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of June 30, 2011.

4. Fees and Transactions with Affiliates

The Advisor serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. Deutsche Investment Management Americas, Inc. ("DIMA") is the investment advisor to the Portfolio in which the ProFund invests its assets. DIMA has committed to provide ProFunds Distributors, Inc. with additional resources to enhance the visibility and distribution of the ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the ProFund.

Citi Fund Services Ohio, Inc. ("Citi"), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust's and Access One Trust's aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program. Citi also acts as transfer agent for the Trust for which it receives additional fees. As transfer agent for the Trust, Citi receives a base fee, account and service charges and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor.

Under a Distribution and Shareholder Services Plan (the "Plan"), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors ("Authorized Firms") and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as "Service fees."

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as "Administrative services fees."

The Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund through April 30, 2012 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of June 30, 2011, the recoupments that may potentially be made by the ProFund are as follows:

	Expires 4/30/13	Expires 4/30/14	Expires 4/30/15
Money Market ProFund – Fund Level	$3,724,228	$3,432,172	$636,691
Money Market ProFund – Service Class	863,645	1,228,197	185,193

June 30, 2011 (unaudited) :: Notes to Financial Statements :: Money Market ProFund :: 15

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFund for serving in their respective roles. The Trust, together with the affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees will also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended June 30, 2011, actual Trustee compensation was $223,877 in aggregate from the Trust and affiliated Trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as "Compliance services fees."

5. Federal Income Tax Information

As of the tax year end of December 31, 2010, the ProFund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

Expires 12/31/16
Money Market ProFund	$143,827

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the ProFund. In general, the provisions of the Act will be effective for the ProFund's fiscal year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses, however there may be a greater likelihood that all or a portion of the Fund's pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the ProFund, if any, will be contained within the "Federal Income Tax Information" section of the notes to financial statements for the fiscal year ending December 31 2011.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010, which may differ from the amounts noted in the Statements of Changes in Net Assets because of tax rules, were as follows:

	Ordinary Income	Total Distributions Paid
Money Market ProFund	$126,265	$126,265

As of the latest tax year end of December 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Money Market ProFund	$247	$–	$–	$(143,827)	$–	$(143,580)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

At June, 30, 2011, the cost and net unrealized appreciation (depreciation) on securities, for federal income tax purposes, were as follows:

	Tax Cost	Net Unrealized Appreciation (Depreciation)
Money Market ProFund	$549,302,978	$–

16 :: Money Market ProFund :: Notes to Financial Statements :: June 30, 2011 (unaudited)

Cash Management Portfolio

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Investment Portfolio

Certificates of Deposit and Bank Notes 17.9%
	Principal Amount	Value
ANZ National International Ltd., 144A, 3.25%, 4/2/2012	$49,000,000	$50,008,868
Bank Nederlandse Gemeenten NV, 6.0%, 3/26/2012	35,000,000	36,441,156
Bank of Montreal, 0.12%, 7/25/2011	100,000,000	100,000,000
Bank of Nova Scotia, 0.16%, 7/8/2011	100,000,000	100,000,000
BNP Paribas:
0.26%, 8/2/2011	200,000,000	200,000,000
0.33%, 8/15/2011	50,000,000	50,005,617
0.35%, 8/8/2011	387,000,000	387,001,670
Commonwealth Bank of Australia, 144A, 2.4%, 1/12/2012	43,132,000	43,583,446
Credit Agricole SA:
0.3%, 8/4/2011	125,000,000	125,000,000
0.39%, 7/22/2011	200,000,000	200,000,000
Dexia Credit Local, 144A, 2.375%, 9/23/2011	108,000,000	108,444,133
HSBC Bank PLC, 0.86%, 7/12/2011	55,750,000	55,757,284
International Finance Corp., 3.0%, 11/15/2011	15,000,000	15,145,553
Intesa Sanpaolo SpA, 0.25%, 7/5/2011	115,000,000	115,000,000
Lloyds TSB Bank PLC:
0.23%, 8/1/2011	69,000,000	69,000,000
0.27%, 7/1/2011	150,000,000	150,000,000
Mizuho Corporate Bank Ltd.:
0.18%, 7/25/2011	50,000,000	50,000,000
0.19%, 7/8/2011	150,000,000	150,000,000
National Australia Bank Ltd., 0.265%, 12/13/2011	100,000,000	100,002,288
National Bank of Canada, 0.18%, 8/30/2011	120,000,000	120,000,000
Natixis, 0.21%, 7/1/2011	200,000,000	200,000,000
Nederlandse Waterschapsbank NV, 1.375%, 2/17/2012	44,700,000	44,979,201
Nordea Bank Finland PLC:
0.28%, 7/5/2011	60,250,000	60,250,033
0.67%, 7/20/2011	31,000,000	31,004,393
Rabobank Nederland NV, 0.34%, 9/23/2011	45,000,000	45,001,044
Royal Bank of Scotland NV:
0.29%, 7/29/2011	37,000,000	37,000,000
0.31%, 7/1/2011	121,000,000	121,000,000
Royal Bank of Scotland PLC, 144A, 3.0%, 12/9/2011	100,000,000	101,135,167
Skandinaviska Enskilda Banken AB:
0.18%, 8/23/2011	50,000,000	50,000,000
0.2%, 8/17/2011	134,000,000	134,000,000
0.2%, 8/23/2011	174,500,000	174,500,000
0.215%, 7/8/2011	200,000,000	200,000,000
0.24%, 7/1/2011	330,000,000	330,000,000
Societe Generale:
0.2%, 7/5/2011	113,000,000	113,000,000
0.24%, 9/1/2011	132,000,000	132,000,000
0.29%, 7/7/2011	50,000,000	50,000,250
Sumitomo Mitsui Banking Corp.:
0.19%, 7/6/2011	173,000,000	173,000,000
0.19%, 7/8/2011	78,200,000	78,200,000
Svenska Handelsbanken AB:
0.24%, 7/6/2011	150,000,000	150,000,000
0.28%, 7/14/2011	50,000,000	50,000,180

Certificates of Deposit and Bank Notes, continued
	Principal Amount	Value
Toronto-Dominion Bank, 0.17%, 8/2/2011	$270,000,000	$270,000,000
Total Certificates of Deposit and Bank Notes
(Cost $4,770,460,283)		4,770,460,283
Commercial Paper 26.8%
Issued at Discount**
Abbey National North America LLC, 0.35%, 8/29/2011	79,366,000	79,320,475
Argento Variable Funding:
144A, 0.25%, 8/4/2011	100,000,000	99,976,389
144A, 0.25%, 8/8/2011	150,000,000	149,960,417
144A, 0.26%, 8/1/2011	173,000,000	172,961,267
144A, 0.31%, 7/5/2011	98,000,000	97,996,624
Bank of Nova Scotia, 0.255%, 10/13/2011	10,000,000	9,992,633
Barclays Bank PLC:
0.22%, 9/1/2011	66,500,000	66,474,804
0.3%, 8/8/2011	260,000,000	259,917,667
0.3%, 8/10/2011	50,000,000	49,983,333
0.36%, 7/1/2011	250,000,000	250,000,000
BPCE SA:
0.27%, 7/26/2011	83,678,000	83,662,310
0.27%, 7/29/2011	115,000,000	114,975,850
Caisse d'Amortissement de la Dette Sociale:
0.21%, 7/7/2011	125,250,000	125,245,616
0.22%, 8/5/2011	9,501,000	9,498,968
0.24%, 9/19/2011	23,332,000	23,319,556
0.25%, 7/25/2011	38,000,000	37,993,667
DnB NOR Bank ASA, 0.21%, 10/3/2011	125,000,000	124,931,458
Erste Abwicklungsanstalt:
0.33%, 11/8/2011	70,000,000	69,916,583
0.36%, 12/14/2011	85,500,000	85,358,070
0.37%, 1/9/2012	50,000,000	49,901,333
0.37%, 1/17/2012	50,000,000	49,897,222
0.39%, 2/16/2012	50,000,000	49,875,417
0.4%, 3/14/2012	35,000,000	34,900,056
General Electric Capital Corp.:
0.16%, 8/23/2011	98,000,000	97,976,916
0.19%, 7/18/2011	100,000,000	99,991,028
General Electric Capital Services, Inc., 0.27%, 10/17/2011	25,000,000	24,979,750
Grampian Funding LLC:
144A, 0.25%, 8/9/2011	99,000,000	98,973,187
144A, 0.26%, 7/14/2011	71,000,000	70,993,334
144A, 0.26%, 7/19/2011	23,000,000	22,997,010
144A, 0.27%, 7/13/2011	150,000,000	149,986,500
144A, 0.28%, 7/7/2011	27,000,000	26,998,740
144A, 0.28%, 7/8/2011	345,000,000	344,981,217
144A, 0.28%, 7/11/2011	98,241,000	98,233,359
Johnson & Johnson:
144A, 0.17%, 7/18/2011	69,750,000	69,744,401
144A, 0.19%, 8/22/2011	50,000,000	49,986,278
144A, 0.2%, 8/22/2011	100,000,000	99,971,111
144A, 0.2%, 8/30/2011	100,000,000	99,966,667
144A, 0.22%, 10/4/2011	500,000	499,710
144A, 0.22%, 11/10/2011	100,000,000	99,919,333
144A, 0.23%, 8/5/2011	50,000,000	49,988,819
144A, 0.23%, 8/8/2011	50,000,000	49,987,861

June 30, 2011 (unaudited) :: Investment Portfolio :: Cash Management Portfolio :: 19

Commercial Paper, continued
	Principal Amount	Value
Kells Funding LLC:
144A, 0.3%, 1/26/2012	$25,000,000	$24,956,458
144A, 0.35%, 2/17/2012	43,100,000	43,003,205
144A, 0.37%, 3/19/2012	25,700,000	25,630,796
144A, 0.37%, 4/10/2012	80,000,000	79,766,489
144A, 0.38%, 4/17/2012	25,000,000	24,923,208
144A, 0.39%, 7/5/2011	35,650,000	35,648,455
144A, 0.39%, 9/1/2011	50,000,000	49,966,417
144A, 0.39%, 9/6/2011	97,500,000	97,429,231
144A, 0.4%, 7/1/2011	44,850,000	44,850,000
LMA Americas LLC, 144A, 0.25%, 7/5/2011	107,840,000	107,837,004
Natixis Commercial Paper Corp.:
0.28%, 8/10/2011	100,000,000	99,968,889
0.34%, 7/1/2011	150,000,000	150,000,000
New York Life Capital Corp., 144A, 0.16%, 7/1/2011	21,000,000	21,000,000
NRW.Bank:
0.22%, 7/14/2011	94,000,000	93,992,532
0.24%, 11/1/2011	162,500,000	162,366,750
Rabobank USA Financial Corp.:
0.25%, 9/8/2011	4,250,000	4,247,964
0.34%, 10/11/2011	65,000,000	64,937,383
Salisbury Receivables Co., LLC, 144A, 0.13%, 7/18/2011	50,000,000	49,996,931
Sanofi:
0.26%, 7/14/2011	26,500,000	26,497,512
0.3%, 8/15/2011	260,000,000	259,902,500
0.3%, 8/16/2011	72,000,000	71,972,400
0.31%, 8/18/2011	75,000,000	74,969,000
SBAB Bank AB:
144A, 0.32%, 8/3/2011	50,000,000	49,985,333
144A, 0.35%, 7/19/2011	21,247,000	21,243,282
144A, 0.37%, 7/14/2011	50,000,000	49,993,319
144A, 0.39%, 7/5/2011	31,000,000	30,998,657
144A, 0.39%, 7/7/2011	80,000,000	79,994,800
Scaldis Capital LLC, 0.21%, 7/27/2011	4,000,000	3,999,393
Shell International Finance BV, 0.345%, 7/5/2011	98,100,000	98,096,239
Straight-A Funding LLC:
144A, 0.12%, 7/12/2011	159,000,000	158,994,170
144A, 0.15%, 8/16/2011	25,612,000	25,607,091
Swedbank AB:
0.26%, 7/13/2011	4,250,000	4,249,632
0.26%, 7/25/2011	133,000,000	132,976,947
0.26%, 7/27/2011	126,000,000	125,976,340
0.26%, 8/1/2011	22,000,000	21,995,074
0.27%, 7/11/2011	33,000,000	32,997,525
0.27%, 7/26/2011	88,400,000	88,383,425
0.29%, 7/7/2011	39,707,000	39,705,081
0.3%, 7/6/2011	50,000,000	49,997,917
0.32%, 7/7/2011	25,000,000	24,998,667
0.34%, 7/1/2011	32,000,000	32,000,000
0.34%, 7/5/2011	35,000,000	34,998,678
0.34%, 7/6/2011	150,000,000	149,992,917
Tasman Funding, Inc.:
144A, 0.23%, 9/6/2011	25,047,000	25,036,278
144A, 0.28%, 7/7/2011	55,067,000	55,064,430
Toronto Dominion Holdings USA, Inc., 0.135%, 7/15/2011	250,000	249,987
Total Capital Canada Ltd., 144A, 0.31%, 9/15/2011	15,000,000	14,990,183
UOB Funding LLC:
0.23%, 8/16/2011	41,000,000	40,987,951
0.32%, 7/20/2011	50,000,000	49,991,556
0.42%, 10/13/2011	45,000,000	44,945,400

Commercial Paper, continued
	Principal Amount	Value
Victory Receivables Corp.:
144A, 0.18%, 7/5/2011	$103,192,000	$103,189,936
144A, 0.18%, 7/6/2011	80,000,000	79,998,000
144A, 0.18%, 7/14/2011	40,000,000	39,997,400
Walt Disney Co.:
0.08%, 7/8/2011	25,000,000	24,999,611
0.11%, 8/5/2011	10,000,000	9,998,931
0.14%, 7/29/2011	20,000,000	19,997,822
Westpac Banking Corp.:
0.19%, 7/29/2011	46,900,000	46,893,069
0.225%, 9/6/2011	30,000,000	29,987,437
0.31%, 11/7/2011	3,700,000	3,695,890
Total Commercial Paper
(Cost $7,113,306,428)		7,113,306,428
Government & Agency Obligations 5.2%
Foreign Government Obligations 0.3%
Kingdom of Denmark,
2.75%, 11/15/2011	88,200,000	88,962,184
Other Government Related(a) 0.9%
European Investment Bank, 0.11%, 8/15/2011	200,000,000	199,972,500
International Bank for Reconstruction & Development:
0.059%**, 8/8/2011	33,000,000	32,997,910
0.24%*, 7/13/2011	6,500,000	6,500,066
		239,470,476
US Government Sponsored Agencies 3.1%
Federal Farm Credit Bank:
0.17%*, 11/2/2011	60,000,000	59,998,981
0.258%**, 10/20/2011	39,000,000	38,968,735
0.318%**, 12/16/2011	10,000,000	9,985,067
Federal Home Loan Bank:
0.001%**, 7/1/2011	1,343,000	1,343,000
0.089%**, 9/21/2011	40,000,000	39,991,800
0.13%, 1/23/2012	11,000,000	10,997,956
0.237%*, 10/6/2011	40,000,000	40,011,249
0.25%, 10/28/2011	42,000,000	41,998,867
0.26%, 11/23/2011	28,000,000	27,996,218
0.26%, 11/29/2011	27,055,000	27,053,511
0.267%**, 9/12/2011	18,000,000	17,990,145
Federal Home Loan Mortgage Corp.:
0.119%**, 1/11/2012	25,000,000	24,983,833
0.129%**, 10/24/2011	35,000,000	34,985,465
0.15%*, 2/10/2012	41,200,000	41,207,994
Federal National Mortgage Association:
0.028%**, 7/14/2011	75,000,000	74,999,187
0.077%**, 7/21/2011	30,000,000	29,998,667
0.086%*, 7/27/2011	33,800,000	33,798,410
0.118%**, 8/22/2011	70,000,000	69,987,867
0.147%**, 8/22/2011	107,000,000	106,976,817
0.149%**, 10/20/2011	20,000,000	19,990,750
0.165%**, 9/14/2011	52,500,000	52,481,953
0.189%**, 1/3/2012	20,000,000	19,980,367
		825,726,839
US Treasury Obligations 0.9%
US Treasury Bills:
0.005%**, 7/14/2011	3,951,000	3,950,993
0.005%**, 9/1/2011	3,100,000	3,099,973
0.01%**, 8/11/2011	941,000	940,989
0.015%**, 8/11/2011	8,061,000	8,060,862
0.02%**, 8/4/2011	2,000,000	1,999,962

20 :: Cash Management Portfolio :: Investment Portfolio :: June 30, 2011 (unaudited)

Government & Agency Obligations, continued
	Principal Amount	Value
0.03%**, 8/25/2011	$35,151,000	$35,149,389
0.03%**, 9/8/2011	8,702,000	8,701,500
0.035%**, 9/15/2011	12,855,000	12,854,050
0.037%**, 8/11/2011	1,703,000	1,702,930
0.04%**, 8/18/2011	8,550,000	8,549,544
0.045%**, 8/25/2011	496,000	495,966
0.045%**, 12/8/2011	1,656,000	1,655,669
0.05%**, 11/17/2011	3,499,000	3,498,325
0.05%**, 11/25/2011	45,000,000	44,990,813
0.065%**, 7/14/2011	448,000	447,989
0.08%**, 7/7/2011	2,983,000	2,982,960
0.095%**, 7/7/2011	2,000,000	1,999,968
0.115%**, 10/13/2011	10,496,000	10,492,513
0.16%**, 9/29/2011	10,000,000	9,996,000
US Treasury Notes:
4.5%, 11/30/2011	34,500,000	35,099,825
4.625%, 8/31/2011	31,000,000	31,228,519
		227,898,739
Total Government & Agency Obligations
(Cost $1,382,058,238)		1,382,058,238
Short-Term Notes* 17.6%
Abbey National Treasury Services PLC, 0.38%, 9/2/2011	213,500,000	213,500,000
Australia & New Zealand Banking Group Ltd., 144A, 0.31%, 1/20/2012	72,000,000	72,000,000
Bank of Nova Scotia:
0.17%, 11/4/2011	135,000,000	135,000,000
0.2%, 8/25/2011	150,000,000	150,000,000
0.25%, 9/12/2011	104,450,000	104,450,000
0.33%, 12/8/2011	85,000,000	85,000,000
Barclays Bank PLC, 0.505%, 7/19/2011	166,000,000	166,000,000
Bayerische Landesbank, 0.245%, 7/23/2012	40,000,000	40,000,000
Caisse d'Amortissement de la Dette Sociale, 144A, 0.273%, 5/25/2012	315,000,000	314,968,616
Canadian Imperial Bank of Commerce:
0.18%, 8/8/2011	163,000,000	163,000,000
0.265%, 4/26/2012	200,000,000	200,000,000
0.269%, 10/11/2011	15,000,000	15,001,689
Commonwealth Bank of Australia:
144A, 0.288%, 2/3/2012	135,000,000	135,000,000
144A, 0.29%, 4/30/2012	40,000,000	40,000,000
General Electric Capital Corp., 0.33%, 8/15/2011	94,895,000	94,904,699
International Business Machines Corp., 0.852%, 7/28/2011	33,980,000	33,996,248
JPMorgan Chase Bank NA, 0.275%, 7/9/2012	250,000,000	250,000,000
Kells Funding LLC:
144A, 0.279%, 5/4/2012	125,000,000	125,000,000
144A, 0.285%, 1/19/2012	27,000,000	27,000,000
144A, 0.287%, 8/15/2011	125,000,000	125,000,000
144A, 0.289%, 1/9/2012	64,000,000	63,997,244
144A, 0.291%, 2/27/2012	56,000,000	56,000,000
144A, 0.315%, 2/24/2012	147,500,000	147,500,000
144A, 0.323%, 4/16/2012	150,000,000	150,000,000
Lloyds TSB Bank PLC, 0.265%, 5/11/2012	140,000,000	140,000,000
Metropolitan Life Global Funding I, 144A, 2.304%, 7/1/2011	40,000,000	40,000,000
Nordea Bank Finland PLC, 0.523%, 2/3/2012	35,000,000	35,042,458

Short-Term Notes*, continued
	Principal Amount	Value
Rabobank Nederland NV:
0.26%, 5/16/2012	$50,000,000	$50,000,000
0.269%, 1/10/2012	108,250,000	108,250,000
0.28%, 4/24/2012	133,000,000	133,000,000
0.29%, 8/8/2011	238,200,000	238,200,000
144A, 0.33%, 6/15/2012	75,000,000	75,000,000
144A, 0.396%, 9/28/2011	82,000,000	82,029,893
Royal Bank of Canada:
0.27%, 8/16/2011	20,000,000	20,002,271
0.29%, 8/12/2011	115,000,000	115,000,000
0.923%, 7/29/2011	2,000,000	2,001,048
Societe Generale, 0.19%, 8/1/2011	26,000,000	26,000,000
Svenska Handelsbanken AB:
144A, 0.291%, 6/29/2012	80,000,000	80,000,000
144A, 0.403%, 11/9/2011	19,000,000	19,000,000
Toronto-Dominion Bank, 0.209%, 5/11/2012	130,500,000	130,500,000
Westpac Banking Corp.:
0.25%, 10/12/2011	132,000,000	132,000,000
0.264%, 2/13/2012	49,000,000	49,000,000
0.27%, 11/21/2011	100,000,000	100,000,000
0.279%, 5/9/2012	60,000,000	60,000,000
144A, 0.323%, 10/28/2011	46,000,000	46,003,465
0.34%, 1/10/2012	85,000,000	85,000,000
Total Short-Term Notes
(Cost $4,673,347,631)		4,673,347,631
Time Deposits 11.4%
Bank of Nova Scotia, 0.0001%, 7/1/2011	200,000,000	200,000,000
Barclays Bank PLC, 0.02%, 7/1/2011	325,000,000	325,000,000
Citibank NA:
0.07%, 7/1/2011	25,000,000	25,000,000
0.09%, 7/5/2011	11,508,176	11,508,176
0.12%, 7/7/2011	150,000,000	150,000,000
KBC Bank NV, 0.0001%, 7/1/2011	600,000,000	600,000,000
National Australia Bank Ltd., 0.01%, 7/1/2011	25,000,000	25,000,000
State Street Euro Dollar, 0.01%, 7/1/2011	1,100,000,000	1,100,000,000
Svenska Handelsbanken AB, 0.0001%, 7/1/2011	600,000,000	600,000,000
Total Time Deposits
(Cost $3,036,508,176)		3,036,508,176
Municipal Investments 18.0%
Albemarle County, VA, Economic Development Authority, Hospital Revenue, Martha Jefferson Hospital, Series B, 0.08%***, 10/1/2048, LOC: Branch Banking & Trust	6,000,000	6,000,000
Allegheny County, PA, RBC Municipal Products, Inc. Trust Certificates, Series E-16, 144A, 0.09%***, 4/15/2039, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	22,490,000	22,490,000
Appleton, WI, Redevelopment Authority Revenue, Fox Cities Performing Arts Center, Inc., Series B, 0.1%***, 6/1/2036, LOC: JPMorgan Chase Bank	18,400,000	18,400,000

June 30, 2011 (unaudited) :: Investment Portfolio :: Cash Management Portfolio :: 21

Municipal Investments, continued
	Principal Amount	Value
Arizona, Board of Regents, State University Systems Revenue, Series A, 0.05%***, 7/1/2034, LOC: Lloyds TSB Bank PLC	$4,315,000	$4,315,000
Arizona, Health Facilities Authority Revenue, Banner Health System, Series B, 0.04%***, 1/1/2035, LOC: Scotiabank	13,460,000	13,460,000
Arizona, Health Facilities Authority Revenue, Catholic West:
Series A, 0.07%***, 7/1/2035, LOC: JPMorgan Chase Bank	18,300,000	18,300,000
Series B, 0.09%***, 7/1/2035, LOC: Bank of America NA	19,000,000	19,000,000
Atlanta, GA, Airport Revenue, 0.3%, 8/4/2011	50,000,000	50,000,000
Beaver County, PA, Industrial Development Authority, Pollution Control Revenue, FirstEnergy Nuclear Generation Corp., Series B, 0.06%***, 12/1/2035, GTY: FirstEnergy Solutions, LOC: Citibank NA	9,795,000	9,795,000
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.24%***, 3/1/2041, LIQ: JPMorgan Chase Bank	30,000,000	30,000,000
BlackRock MuniHoldings New Jersey Quality Fund, Inc., Series W-7-1727, 144A, 0.29%***, 7/1/2041, LIQ: Bank of America NA	30,000,000	30,000,000
BlackRock MuniHoldings New York Quality Fund, Inc., Series W-7-2436, 144A, 0.29%***, 7/1/2041, LIQ: Bank of America NA	40,000,000	40,000,000
BlackRock MuniYield Fund, Inc., Series W-7-2514, 144A, 0.29%***, 7/1/2041, LIQ: Bank of America NA	25,000,000	25,000,000
BlackRock MuniYield Quality Fund III, Inc., 144A, 0.29%***, 6/1/2041, LIQ: Citibank NA	44,500,000	44,500,000
BlackRock MuniYield California Quality Fund, Inc., Series W-7-1665, 144A, AMT, 0.29%***, 5/1/2041, LIQ: Citibank NA	13,500,000	13,500,000
BlackRock MuniYield New York Quality Fund, Inc., Series W-7-2477, 144A, AMT, 0.29%***, 5/1/2041, LIQ: Citibank NA	26,300,000	26,300,000
Blount County, TN, Public Building Authority, Local Government Public Improvement:
Series E-5-A, 0.1%***, 6/1/2030, LOC: Branch Banking & Trust	45,100,000	45,100,000
Series E-5-B, 0.1%***, 6/1/2042, LOC: Branch Banking & Trust	12,785,000	12,785,000
California, ABAG Finance Authority for Non-Profit Corporations, Multi-Family Housing Revenue, Crossing Apartments, Series A, AMT, 0.08%***, 12/15/2037, LIQ: Fannie Mae	9,000,000	9,000,000

Municipal Investments, continued
	Principal Amount	Value
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series D-2, 0.03%***, 4/1/2047, LOC: JPMorgan Chase Bank	$39,200,000	$39,200,000
Series A-1, 144A, 0.04%***, 4/1/2047, LOC: Bank of America NA	21,000,000	21,000,000
Series A-2, 0.04%***, 4/1/2047, LOC: Union Bank NA	20,500,000	20,500,000
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series D-1, 0.03%***, 4/1/2045, LOC: Lloyds TSB Bank PLC	10,500,000	10,500,000
Series C-1, 0.04%***, 4/1/2047, LOC: JPMorgan Chase Bank	48,750,000	48,750,000
Series E-3, 0.04%***, 4/1/2047, LOC: Bank of America NA	25,000,000	25,000,000
California, Board of Regents, State University Systems Revenue, 0.17%, 7/7/2011	25,831,000	25,830,268
California, Housing Finance Agency Revenue, Series A, AMT, 0.07%***, 8/1/2035, LOC: Fannie Mae & Freddie Mac	8,435,000	8,435,000
California, Housing Finance Agency Revenue, Home Mortgage, Series D, 144A, AMT, 0.07%***, 2/1/2040, LOC: Fannie Mae & Freddie Mac	29,325,000	29,325,000
California, Housing Finance Agency Revenue, Multi-Family Housing:
Series A, AMT, 0.06%***, 2/1/2041, LOC: Fannie Mae, Freddie Mac	20,345,000	20,345,000
Series C, AMT, 0.06%***, 2/1/2033, LOC: Fannie Mae, Freddie Mac	13,500,000	13,500,000
Series C, AMT, 0.06%***, 8/1/2037, LOC: Fannie Mae, Freddie Mac	15,470,000	15,470,000
Series III-D, AMT, 0.06%***, 2/1/2038, LOC: Fannie Mae, Freddie Mac	17,125,000	17,125,000
California, State General Obligation, Series B-1, 0.06%***, 5/1/2040, LOC: Bank of America NA	20,000,000	20,000,000
California, Statewide Communities Development Authority Revenue, Series 2089, 144A, 0.09%***, 10/1/2036, GTY: Wells Fargo & Co., LIQ: Wells Fargo Bank NA	6,440,000	6,440,000
California, Statewide Communities Development Authority Revenue, LA County Museum of Art, Series B, 0.05%***, 12/1/2037, LOC: Union Bank NA	35,000,000	35,000,000
California, Statewide Communities Development Authority Revenue, Retirement Housing Foundation, 0.08%***, 9/1/2030, LOC: KBC Bank NV	35,560,000	35,560,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Bay Vista At Meadow Park, Series NN-1, AMT, 0.08%***, 11/15/2037, LIQ: Fannie Mae	29,320,000	29,320,000

22 :: Cash Management Portfolio :: Investment Portfolio :: June 30, 2011 (unaudited)

Municipal Investments, continued
	Principal Amount	Value
California, Wells Fargo Stage Trust, Series 25C, 144A, 0.09%***, 11/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	$3,525,000	$3,525,000
Carroll County, KY, Environmental Facilities Revenue, Utilities Company Project, Series A, AMT, 0.1%***, 2/1/2032, LOC: Sumitomo Mitsui Banking	40,000,000	40,000,000
Channahon, IL, Morris Hospital Revenue, 0.08%***, 12/1/2034, LOC: US Bank NA	5,220,000	5,220,000
Clark County, NV, Passenger Facility Charge Revenue, McCarran International Airport, Series F-2, 0.11%***, 7/1/2022, LOC: Union Bank NA	18,000,000	18,000,000
Cleveland, OH, Airport Systems Revenue, Series D, 0.08%***, 1/1/2024, LOC: PNC Bank NA	11,000,000	11,000,000
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Carnegie/89th Garage Project, 0.07%***, 1/1/2037, LOC: JPMorgan Chase Bank	18,125,000	18,125,000
Cohoes, NY, Industrial Development Agency, Urban Cultural Park Facility Revenue, Eddy Cohoes Project, 0.06%***, 12/1/2033, LOC: Bank of America NA	18,000,000	18,000,000
Colorado, Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.06%***, 6/1/2038, LOC: US Bank NA	12,500,000	12,500,000
Colorado, Health Facilities Authority Revenue, Covenant Retirement, Series A, 0.08%***, 12/1/2029, LOC: LaSalle Bank NA	12,900,000	12,900,000
Colorado, Health Facilities Authority Revenue, Fraiser Meadows Community Project, 0.08%***, 6/1/2038, LOC: JPMorgan Chase Bank	14,000,000	14,000,000
Colorado, Housing & Finance Authority, Series I-A1, 144A, 0.13%***, 10/1/2036, LIQ: Barclays Bank PLC(b)	20,690,000	20,690,000
Colorado, Housing Finance Authority, Single Family Mortgage Revenue:
"I", Series B-1, 0.14%***, 5/1/2038, LOC: Fannie Mae & Freddie Mac(b)	33,525,000	33,525,000
"I", Series A-2, 0.15%***, 5/1/2038, LOC: Fannie Mae & Freddie Mac(b)	25,280,000	25,280,000
Colorado, Meridian Village Metropolitan, RBC Municipal Products, Inc. Trust, Series C-11, 144A, 0.09%***, 12/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	17,580,000	17,580,000

Municipal Investments, continued
	Principal Amount	Value
Colorado Springs, CO, Utilities Revenue, Series C, 0.07%***, 11/1/2040, SPA: JPMorgan Chase Bank	$29,750,000	$29,750,000
Columbus, OH, Regional Airport Authority Revenue, Pooled Financing Program, Series A, 0.09%***, 1/1/2030, LOC: US Bank NA	8,535,000	8,535,000
Contra Costa County, CA, Multi-Family Housing Revenue, Creekview Apartments, Series B, 144A, AMT, 0.08%***, 7/1/2036, LIQ: Freddie Mac	6,000,000	6,000,000
Cuyahoga County, OH, Housing Revenue, Euclid Avenue Housing Corp., Series A, 0.08%***, 8/1/2042, LOC: PNC Bank NA	10,000,000	10,000,000
District of Columbia, University Revenue, Wells Fargo Stage Trust, Series 57C, 144A, 0.1%***, 4/1/2034, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	24,995,000	24,995,000
Erie County, PA, Hospital Authority, Health Facilities Revenue, St. Mary's Home Erie Project, Series A, 0.13%***, 7/1/2038, LOC: Bank of America NA	8,200,000	8,200,000
Florida, Development Finance Corp., Enterprise Board Industrial Development Program, Out of Door Academy, 0.11%***, 7/1/2038, LOC: Northern Trust Co.	12,910,000	12,910,000
Florida, Gulf Coast University Financing Corp., Capital Improvement Revenue, Housing Project, Series A, 0.06%***, 2/1/2038, LOC: Bank of America NA	21,165,000	21,165,000
Florida, Halifax Hospital Medical Center Revenue, 0.08%***, 6/1/2048, LOC: JPMorgan Chase & Co.	35,000,000	35,000,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1, 0.1%***, 10/15/2032, LIQ: Fannie Mae	8,920,000	8,920,000
Florida, Keys Aqueduct Authority Water Revenue, 0.05%***, 9/1/2035, LOC: TD Bank NA	16,200,000	16,200,000
Florida, Sunshine State Governmental Financing Commission Revenue, Miami Dade County Program, Series B, 0.07%***, 9/1/2032, LOC: JPMorgan Chase Bank	28,500,000	28,500,000
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.13%***, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000

June 30, 2011 (unaudited) :: Investment Portfolio :: Cash Management Portfolio :: 23

Municipal Investments, continued
	Principal Amount	Value
Fremont, CA, Certificates of Participation, 0.06%***, 8/1/2038, LOC: US Bank NA	$21,000,000	$21,000,000
Galveston County, TX, General Obligation, Series R-11275WF, 144A, 0.08%***, 8/1/2023, GTY: Wells Fargo & Co., INS: NATL, LIQ: Wells Fargo & Co.	9,430,000	9,430,000
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 0.09%***, 8/1/2040, SPA: Royal Bank of Canada	19,800,000	19,800,000
Georgia, Metropolitan Rapid Transportation Authority, Sales Tax Revenue, Series A, 144A, 0.06%***, 7/1/2025, LOC: JPMorgan Chase Bank	10,600,000	10,600,000
Georgia, Private Colleges & Universities Authority Revenue, Emory University, Series C-4, 0.04%***, 9/1/2036	18,600,000	18,600,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series A, 0.09%***, 10/1/2036, LOC: Branch Banking & Trust	11,040,000	11,040,000
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Hospital Systems, Series D-3, 0.1%***, 6/1/2029, LOC: Bank of America NA	15,100,000	15,100,000
Hawaii, Pacific Health Special Purpose Revenue, Department of Budget & Finance:
Series B-1, 0.07%***, 7/1/2033, LOC: JPMorgan Chase Bank	25,000,000	25,000,000
Series B-2, 0.07%***, 7/1/2033, LOC: JPMorgan Chase Bank	25,000,000	25,000,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Hospital:
Series F, 0.06%***, 11/15/2035, LOC: Wells Fargo Bank NA	11,000,000	11,000,000
Series D, 0.08%***, 11/15/2037, LOC: Bank of America NA	31,410,000	31,410,000
Houston, TX, RBC Municipal Products, Inc. Trust Certificates, Utility Systems Revenue, Series E-14, 144A, 0.09%***, 5/15/2034, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	24,070,000	24,070,000
Houston, TX, Water & Sewer System Revenue, Series 27TPZ, 144A, 0.08%***, 12/1/2028, GTY: Wells Fargo Bank NA, INS: AGMC, LIQ: Wells Fargo Bank NA, LOC: Wells Fargo Bank NA	15,130,000	15,130,000
Idaho, Health Facilities Authority Revenue, St. Luke's Health Systems Project, Series A, 0.08%***, 11/1/2043, LOC: Wells Fargo Bank NA	10,000,000	10,000,000

Municipal Investments, continued
	Principal Amount	Value
Illinois, Development Finance Authority Revenue, Chicago Symphony Project, 0.08%***, 12/1/2033, LOC: Bank One NA	$12,500,000	$12,500,000
Illinois, Eclipse Funding Trust, Solar Eclipse, Springfield Electric Revenue, Series 2006-0007, 144A, 0.08%***, 3/1/2030, LIQ: US Bank NA, LOC: US Bank NA	22,550,000	22,550,000
Illinois, Educational Facilities Authority Revenues, Field Museum of Natural History, 144A, 0.09%***, 11/1/2032, LOC: Bank of America NA	28,900,000	28,900,000
Illinois, Finance Authority Revenue:
Series A, 0.08%***, 11/15/2022, INS: Radian, LOC: JPMorgan Chase Bank	12,085,000	12,085,000
Series 15C, 144A, 0.1%***, 10/1/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	24,405,000	24,405,000
Illinois, Finance Authority Revenue, Rehabilitation Institute of Chicago, Series A, 0.06%***, 4/1/2039, LOC: JPMorgan Chase Bank	13,280,000	13,280,000
Illinois, State Toll Highway Authority Revenue, Series A-1A, 0.09%***, 1/1/2031, INS: AGMC, SPA: JPMorgan Chase Bank	51,500,000	51,500,000
Indiana, Finance Authority Hospital Revenue, Community Foundation of Northwest Indiana, 0.06%***, 8/1/2029, LOC: Harris NA	6,195,000	6,195,000
Indiana, Finance Authority Hospital Revenue, Parkview Health Systems, Series B, 0.06%***, 11/1/2039, LOC: Wells Fargo Bank NA	12,490,000	12,490,000
Indiana, Finance Authority Hospital Revenue, Indiana University Health:
Series A, 0.05%***, 3/1/2033, LOC: Northern Trust Co.	16,550,000	16,550,000
Series J, 0.14%***, 3/1/2033, LOC: JPMorgan Chase Bank(b)	15,625,000	15,625,000
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.09%***, 1/15/2025, GTY: Wells Fargo & Co., INS: AGMC, LIQ: Wells Fargo & Co.	7,545,000	7,545,000
Indiana, State Finance Authority Revenue, Ascension Health Credit Group, Series E-7, 0.06%***, 11/15/2033	23,600,000	23,600,000
Indiana, Wells Fargo Stage Trust, Series 41C, 144A, 0.1%***, 1/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,785,000	16,785,000
Irvine Ranch, CA, Water District, 0.05%***, 1/1/2021, LOC: Sumitomo Mitsui Banking	7,300,000	7,300,000

24 :: Cash Management Portfolio :: Investment Portfolio :: June 30, 2011 (unaudited)

Municipal Investments, continued
	Principal Amount	Value
Jacksonville, FL, Electronic Systems Revenue, 0.15%, 7/6/2011	$32,000,000	$32,000,000
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Series B-3, 0.16%***, 7/1/2033, LOC: Mizuho Corporate Bank(b)	19,050,000	19,050,000
Kansas, State Department of Transportation Highway Revenue:
Series A-5, 0.05%***, 9/1/2015, SPA: US Bank NA	16,650,000	16,650,000
Series C-2, 0.05%***, 9/1/2022, SPA: JPMorgan Chase Bank	10,000,000	10,000,000
Series C-3, 0.05%***, 9/1/2023, SPA: JPMorgan Chase Bank	14,500,000	14,500,000
Kansas City, MO, Industrial Development Authority, Student Housing Facilities Revenue, Oak Street West Student, 144A, 0.09%***, 8/1/2038, LOC: Bank of America NA	30,160,000	30,160,000
Kansas City, MO, Special Obligation, H. Roe Bartle Scout Reservation, Series E, 0.09%***, 4/15/2034, LOC: Bank of America NA	27,500,000	27,500,000
Knox County, TN, Health Education & Housing Facilities Board, Hospital Facilities Revenue, Covenant Health, Series B, 0.09%***, 1/1/2033, LOC: Bank of America NA	24,000,000	24,000,000
Ladysmith, WI, Industrial Development Revenue, Indeck Ladysmith LLC Project, Series A, 0.08%***, 8/1/2027, LOC: Wells Fargo Bank NA	8,400,000	8,400,000
Lincoln County, WY, Pollution Control Revenue, Pacificorp Project, 0.08%***, 1/1/2016, LOC: Wells Fargo Bank NA	11,250,000	11,250,000
Los Angeles County, CA, Multi-Family Housing Authority Revenue, Canyon Country Villas Project, Series H, 0.06%***, 12/1/2032, LIQ: Freddie Mac	13,300,000	13,300,000
Maine, State Housing Authority, Mortgage Purchase Revenue, Series D, AMT, 0.11%***, 11/15/2042, SPA: KBC Bank NV	10,000,000	10,000,000
Maricopa County, AZ, Industrial Development Authority, Senior Living Facilities Revenue, Christian Care Apartments, Series A, 0.08%***, 9/15/2035, LIQ: Fannie Mae	10,960,000	10,960,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Suburban Hospital, 0.08%***, 7/1/2029, LOC: PNC Bank NA	10,560,000	10,560,000

Municipal Investments, continued
	Principal Amount	Value
Maryland, State Health & Higher Educational Facilities Authority Revenue, Upper Chesapeake Hospital, Series B, 0.1%***, 1/1/2043, LOC: Branch Banking & Trust	$17,605,000	$17,605,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance:
Series A-1, 0.05%***, 1/1/2029, SPA: TD Bank NA	28,900,000	28,900,000
Series A-3, 0.06%***, 1/1/2039, LOC: Bank of America NA	38,845,000	38,845,000
Series A-4, 0.03%***, 1/1/2039, SPA: Barclays Bank PLC	14,950,000	14,950,000
Massachusetts, State Development Finance Agency Revenue, Clark University, 0.07%***, 10/1/2038, LOC: TD Bank NA	4,725,000	4,725,000
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.09%***, 4/1/2038, LOC: TD Bank NA	5,400,000	5,400,000
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute of Technology, 0.08%***, 10/1/2030, LOC: RBS Citizens NA	27,355,000	27,355,000
Massachusetts, State General Obligation:
Series A, 0.05%***, 9/1/2016, SPA: JPMorgan Chase Bank	31,845,000	31,845,000
Series B, 0.07%***, 3/1/2026, SPA: Bank of America NA	10,500,000	10,500,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Hillcrest Extended Care Services, Inc., Series A, 0.12%***, 10/1/2026, LOC: Bank of America NA	6,685,000	6,685,000
Massachusetts, State Water Resources Authority:
Series C-1, 0.06%***, 11/1/2026, SPA: Bank of America NA	20,900,000	20,900,000
Series C-2, 0.06%***, 11/1/2026, SPA: Barclays Bank PLC	20,800,000	20,800,000
Series A-3, 0.06%***, 8/1/2037, SPA: Wells Fargo Bank NA	22,300,000	22,300,000
Michigan, Finance Authority, School Loan:
Series C, 0.15%***, 9/1/2050, LOC: Bank of Montreal(b)	21,000,000	21,000,000
Series B, 0.16%***, 9/1/2050, LOC: PNC Bank NA(b)	25,000,000	25,000,000
Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Hope College, Series B, 0.1%***, 4/1/2032, LOC: PNC Bank NA	17,430,000	17,430,000
Michigan, RBC Municipal Products, Inc. Trust, Series L-25, 144A, AMT, 0.13%***, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	25,000,000	25,000,000

June 30, 2011 (unaudited) :: Investment Portfolio :: Cash Management Portfolio :: 25

Municipal Investments, continued
	Principal Amount	Value
Minnesota, State Housing Finance Agency, Residential Housing:
Series C, AMT, 0.08%***, 1/1/2037, SPA: State Street Bank & Trust Co.	$17,805,000	$17,805,000
Series I, AMT, 0.09%***, 1/1/2036, SPA: Lloyds TSB Bank PLC	28,960,000	28,960,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series M, AMT, 0.08%***, 1/1/2036, SPA: Lloyds TSB Bank PLC	7,780,000	7,780,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student, Series A, 0.16%***, 12/1/2043, LOC: US Bank NA(b)	11,500,000	11,500,000
Mississippi, Business Finance Corp., Gulf Opportunity Zone, Chevron USA, Inc.:
Series C, 0.05%***, 12/1/2030, GTY: Chevron Corp.	10,000,000	10,000,000
Series B, 0.06%***, 12/1/2030, GTY: Chevron Corp.	10,000,000	10,000,000
Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.06%***, 1/1/2036, LOC: JPMorgan Chase Bank	10,330,000	10,330,000
Nashville & Davidson County, TN, Metropolitan Government, Health & Educational Facilities Board Revenue, Vanderbilt University, Series A, 0.06%***, 10/1/2030	24,150,000	24,150,000
Nevada, Housing Division, Multi-Unit Housing, Apache Project, Series A, AMT, 0.08%***, 10/15/2032, LIQ: Fannie Mae	11,815,000	11,815,000
Nevada, Housing Division, Single Family Mortgage Revenue, Series A, AMT, 0.13%***, 10/1/2039, SPA: JPMorgan Chase Bank	10,000,000	10,000,000
New Jersey, Health Care Facilities Financing Authority Revenue, Southern Ocean County Hospital, 144A, 0.05%***, 7/1/2036, LOC: Wells Fargo Bank NA	5,245,000	5,245,000
New Jersey, State Educational Facilities Authority Revenue, Seton Hall University, Series D, 0.05%***, 7/1/2037, LOC: TD Bank NA	13,480,000	13,480,000
New Mexico, Educational Assistance Foundation, Series A-1, AMT, 0.14%***, 4/1/2034, LOC: Royal Bank of Canada	23,080,000	23,080,000
New York, Eagle Tax-Exempt Trust, Class A, 144A, 0.09%***, 6/15/2035, LIQ: Citibank NA	9,475,000	9,475,000

Municipal Investments, continued
	Principal Amount	Value
New York, Metropolitan Transportation Authority, 0.26%, 7/6/2011	$30,500,000	$30,500,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.05%***, 11/1/2031, LOC: Morgan Stanley Bank	19,000,000	19,000,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, St. John's University, Series B-2, 0.04%***, 7/1/2037, LOC: Bank of America NA	32,000,000	32,000,000
New York, State Dormitory Authority Revenues, Secondary Issues, Series R-12121, 0.09%***, 4/1/2015, LIQ: Citibank NA	15,830,000	15,830,000
New York, State Dormitory Authority Revenues, State Supported Debt, City University of New York, Series D, 0.06%***, 7/1/2031, LOC: TD Bank NA	12,300,000	12,300,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York, Inc.:
Series A-1, 144A, 0.06%***, 5/1/2039, LOC: Mizuho Corporate Bank	22,800,000	22,800,000
Series A-2, 144A, 0.06%***, 5/1/2039, LOC: Mizuho Corporate Bank	21,100,000	21,100,000
Series C-1, 144A, AMT, 0.08%***, 11/1/2039, LOC: Mizuho Corporate Bank	11,200,000	11,200,000
Series C-3, 144A, AMT, 0.08%***, 11/1/2039, LOC: Mizuho Corporate Bank	23,800,000	23,800,000
New York, State Environmental Facilities Corp., Clean Water & Drinking, Series R-12273, 144A, 0.09%***, 11/15/2011, SPA: Citibank NA	13,010,000	13,010,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane Properties, Series A, 0.07%***, 5/15/2037, LIQ: Fannie Mae	29,660,000	29,660,000
New York, State Housing Finance Agency Revenue, 316 Eleventh Avenue Housing, Series A, AMT, 0.07%***, 5/15/2041, LIQ: Fannie Mae	48,500,000	48,500,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 0.12%***, 11/1/2037, LOC: Landesbank Hessen-Thuringen(b)	11,650,000	11,650,000

26 :: Cash Management Portfolio :: Investment Portfolio :: June 30, 2011 (unaudited)

Municipal Investments, continued
	Principal Amount	Value
New York, State Housing Finance Agency Revenue, Capitol Green Apartments, Series A, AMT, 0.1%***, 5/15/2036, LIQ: Fannie Mae	$5,250,000	$5,250,000
New York, State Housing Finance Agency Revenue, Helena Housing, Series A, AMT, 0.07%***, 5/15/2036, LIQ: Fannie Mae	61,950,000	61,950,000
New York, State Housing Finance Agency Revenue, Historic Front Street, Series A, 0.07%***, 11/1/2036, LOC: Landesbank Hessen-Thuringen	10,000,000	10,000,000
New York, State Housing Finance Agency Revenue, Rip Van Winkle House LLC, Series A, 144A, AMT, 0.1%***, 11/1/2034, LIQ: Freddie Mac	7,400,000	7,400,000
New York, State Housing Finance Agency Revenue, West 38 Street, Series A, AMT, 0.07%***, 5/15/2033, LIQ: Fannie Mae	16,000,000	16,000,000
New York, State Housing Finance Agency, Affordable Housing Revenue, Clinton Park Housing, Series A, 0.04%***, 11/1/2044, LOC: Wells Fargo Bank NA	23,000,000	23,000,000
New York, Triborough Bridge & Tunnel Authority Revenues, Series C, 144A, 0.06%***, 1/1/2032, SPA: JPMorgan Chase Bank	86,590,000	86,590,000
New York, Wells Fargo Stage Trust, Series 11C, 144A, 0.1%***, 11/15/2037, LIQ: Wells Fargo Bank NA	15,110,000	15,110,000
New York City, NY, Health & Hospital Corp. Revenue, Health Systems, Series C, 144A, 0.05%***, 2/15/2031, LOC: TD Bank NA	15,420,000	15,420,000
New York City, NY, Transitional Finance Authority Revenue, Series 3866, 144A, 0.06%***, 8/1/2011, LIQ: JPMorgan Chase & Co.	50,000,000	50,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B-3, 0.05%***, 11/1/2028, SPA: JPMorgan Chase Bank	10,190,000	10,190,000
Series G-5, 0.06%***, 5/1/2034, SPA: Barclays Bank PLC	52,000,000	52,000,000
New York, NY, General Obligation:
Series C-3A, 0.04%***, 8/1/2020, LIQ: Bank of Nova Scotia	57,000,000	57,000,000
Series C-3B, 0.05%***, 8/1/2020, LIQ: Lloyds TSB Bank PLC	27,000,000	27,000,000

Municipal Investments, continued
	Principal Amount	Value
Series A-6, 144A, 0.06%***, 8/1/2031, LOC: Mizuho Corporate Bank	$32,000,000	$32,000,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Forsyth Country Day School, 0.1%***, 12/1/2031, LOC: Branch Banking & Trust	12,575,000	12,575,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, First Mortgage Deerfield Episcopal Retirement Community, Inc., Series B, 0.1%***, 11/1/2038, LOC: Branch Banking & Trust	10,035,000	10,035,000
North Texas, Higher Education Authority, Inc., Student Loan Revenue, Series B, AMT, 0.09%***, 12/1/2035, LOC: Bank of America NA	10,000,000	10,000,000
Nuveen Select Quality Municipal Fund, Inc., Series 1-2525, 144A, 0.29%*, 5/5/2041, LIQ: Barclays Bank PLC	40,000,000	40,000,000
Ohio, Housing Finance Agency, Residential Mortgage-Backed Revenue, Series F, AMT, 0.07%***, 3/1/2037, SPA: Citibank NA	31,930,000	31,930,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.07%***, 9/1/2036, SPA: State Street Bank & Trust Co.	68,405,000	68,405,000
Ohio, Water Development Authority, Pollution Control Facilities Revenue, Series 12C, 144A, 0.1%***, 3/1/2031, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	29,995,000	29,995,000
Oklahoma, Development Finance Authority, Continuing Care Retirement, Inverness Village Project, Series A, 0.1%***, 1/1/2042, LOC: KBC Bank NV	15,480,000	15,480,000
Oklahoma, State Turnpike Authority Revenue:
Series B, 0.09%***, 1/1/2028, SPA: Royal Bank of Canada	20,330,000	20,330,000
Series D, 0.09%***, 1/1/2028, SPA: Royal Bank of Canada	24,060,000	24,060,000
Oregon, State Facilities Authority Revenue, Childpeace Montessori, Series A, 0.09%***, 10/1/2037, LOC: Bank of The West	7,000,000	7,000,000
Oklahoma, Wells Fargo Stage Trust, Series 67C, 144A, 0.1%***, 9/1/2037, LIQ: Wells Fargo Bank NA	14,415,000	14,415,000

June 30, 2011 (unaudited) :: Investment Portfolio :: Cash Management Portfolio :: 27

Municipal Investments, continued
	Principal Amount	Value
Palm Beach County, FL, Solid Waste Authority Revenue, 1.0%, Mandatory Put 1/12/2012 @ 100, 10/1/2031	$100,000,000	$100,307,895
Philadelphia, PA, Airport Revenue, Series C, AMT, 0.08%***, 6/15/2025, LOC: TD Bank NA	14,765,000	14,765,000
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Series B, 0.04%***, 1/1/2034, LOC: US Bank NA	9,000,000	9,000,000
Series C, 0.06%***, 1/1/2034, LOC: TD Bank NA	6,000,000	6,000,000
Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health Systems, Series A2, 0.08%***, 11/1/2038, LOC: Northern Trust Co.	9,750,000	9,750,000
Raleigh Durham, NC, Airport Authority Revenue, Series C, 0.08%***, 5/1/2036, LOC: US Bank NA	10,595,000	10,595,000
Sacramento County, CA, Multi-Family Housing Authority Revenue, Sierra Sunrise Senior Apartments, Series D, AMT, 0.1%***, 7/1/2036, LOC: Citibank NA	6,096,000	6,096,000
Salem, OR, Hospital Facility Authority Revenue, Salem Hospital Project, Series C, 0.07%***, 8/15/2036, LOC: Bank of America NA	12,500,000	12,500,000
San Jose, CA, Financing Authority Lease Revenue, Hayes Mansion, Series D, 0.15%***, 6/1/2025, LOC: US Bank NA(b)	40,985,000	40,985,000
San Jose, CA, Financing Authority Lease Revenue, Ice Center, Series E1, 0.15%***, 6/1/2025, LOC: Bank of America NA(b)	12,460,000	12,460,000
Santa Clara, CA, Electric Revenue, Series B, 0.06%***, 7/1/2027, LOC: Bank of America NA	13,960,000	13,960,000
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, Series B, 0.08%***, 7/1/2037, LOC: Bank of America NA	26,665,000	26,665,000
Southern California, Metropolitan Water District, Waterworks Revenue, Series B, 0.05%***, 7/1/2028, SPA: Landesbank Hessen-Thuringen	7,000,000	7,000,000
St. James Parish, LA, Nustar Logistics, Series A, 0.1%***, 10/1/2040, LOC: JPMorgan Chase Bank	12,500,000	12,500,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Northwest Senior Edgemere Project, Series B, 144A, 0.08%***, 11/15/2036, LOC: LaSalle Bank NA	9,330,000	9,330,000

Municipal Investments, continued
	Principal Amount	Value
Texas, A & M University of Texas Permanent Fund:
Series A, 0.25%, 7/7/2011	$25,000,000	$25,000,000
Series A, 0.26%, 8/3/2011	20,000,000	20,000,000
Texas, Alliance Airport Authority, Inc., Special Facilities Revenue, Series 2088, 144A, AMT, 0.09%***, 4/1/2021, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	24,570,000	24,570,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartments, AMT, 0.11%***, 10/1/2039, LOC: Citibank NA	10,895,000	10,895,000
Texas, State General Obligation:
Series D, 0.17%***, 12/1/2030, LOC: Lloyds TSB Bank PLC	16,480,000	16,480,000
Series E, 0.17%***, 6/1/2032, LOC: Sumitomo Mitsui Banking(b)	24,725,000	24,725,000
Texas, State Tax & Revenue Anticipation Notes:
Series 3812, 144A, 0.06%***, 8/31/2011, LIQ: JPMorgan Chase & Co.	103,000,000	103,000,000
2.0%, 8/31/2011	109,765,000	110,066,319
Texas, State Veterans Housing Assistance Fund II:
Series A, 144A, AMT, 0.1%***, 6/1/2034, SPA: Landesbank Hessen-Thuringen	12,515,000	12,515,000
Series C, 0.17%***, 6/1/2031, SPA: JPMorgan Chase & Co.(b)	11,480,000	11,480,000
Texas, University of Houston Revenues, Consolidated Systems, 0.08%***, 2/15/2024	9,625,000	9,625,000
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.1%***, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Longhorn Village Project, Series B, 0.08%***, 7/1/2037, LOC: Bank of Scotland	22,230,000	22,230,000
Tulsa, OK, Airports Improvement Trust, Special Facility Revenue, Bizjet International Sales & Support, Inc., 144A, AMT, 0.09%***, 8/1/2018, LOC: Landesbank Hessen-Thuringen	7,000,000	7,000,000
Union County, NC, Enterprise Systems Revenue, 0.05%***, 6/1/2034, LOC: Bank of America NA	13,700,000	13,700,000
University of New Mexico, Systems Improvement Revenues, 0.09%***, 6/1/2026, SPA: JPMorgan Chase Bank	33,625,000	33,625,000
University of Texas, Financing Systems Revenues, Series B, 0.04%***, 8/1/2025, LIQ: University of Texas Investment Management Co.	51,180,000	51,180,000

28 :: Cash Management Portfolio :: Investment Portfolio :: June 30, 2011 (unaudited)

Municipal Investments, continued
	Principal Amount	Value
University of Washington, 0.24%, 7/7/2011	$20,000,000	$20,000,000
Vermont, Educational & Health Buildings, Financing Agency Revenue, Norwich University Project, 0.07%***, 9/1/2038, LOC: TD Bank NA	9,600,000	9,600,000
Vermont, State Student Assistance Corp., Education Loan Revenue, Series C-2, 144A, AMT, 0.1%***, 12/15/2040, LOC: Lloyds Bank	32,170,000	32,170,000
Vermont, State Student Assistance Corp., Education Loan Revenue., Series B-1, AMT, 0.08%***, 12/15/2039, LOC: Bank of New York Mellon	60,625,000	60,625,000
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.11%***, 7/1/2030, LOC: JPMorgan Chase Bank	20,000,000	20,000,000
Washington, State General Obligation, Series 16C, 144A, 0.1%***, 2/1/2036, LIQ: Wells Fargo Bank NA	10,700,000	10,700,000
Washington, State Health Care Facilities Authority, Swedish Health Services, Series B, 0.07%***, 11/15/2046, LOC: Citibank NA	13,000,000	13,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, New Tacoma Apartments Project, 0.08%***, 1/1/2040, LOC: Wells Fargo Bank NA	11,400,000	11,400,000
Washington, State Housing Finance Commission, Nonprofit Revenue, St. Thomas School Project, Series B, 0.08%***, 7/1/2036, LOC: Bank of America NA	10,510,000	10,510,000
Washington County, AL, Industrial Development Authority Revenue, Bay Gas Storage Co., Ltd. Project, 144A, 0.07%***, 8/1/2037, LOC: UBS AG	9,165,000	9,165,000
West Virginia, Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co., Series A, 0.08%***, 12/1/2042, LOC: Sumitomo Mitsui Banking	10,800,000	10,800,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 0.14%***, 3/1/2033, LOC: Fannie Mae & Freddie Mac(b)	14,610,000	14,610,000

Municipal Investments, continued
	Principal Amount	Value
Wisconsin, State Health & Educational Facilities Authority Revenue, Wheaton Franciscan Systems, 0.08%***, 8/15/2036, LOC: PNC Bank NA	$34,000,000	$34,000,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 0.11%***, 4/1/2042, LOC: Wells Fargo Bank NA	25,905,000	25,905,000
Wyoming, Student Loan Corp. Revenue, Series A-3, 0.09%***, 12/1/2043, LOC: Royal Bank of Canada	40,000,000	40,000,000
Total Municipal Investments
(Cost $4,788,540,482)		4,788,540,482
Repurchase Agreements 0.8%
BNP Paribas, 0.01%, dated 6/30/2011, to be repurchased at $15,000,004 on 7/1/2011(c)	15,000,000	15,000,000
BNP Paribas, 0.03%, dated 6/30/2011, to be repurchased at $50,000,042 on 7/1/2011(d)	50,000,000	50,000,000
JPMorgan Securities, Inc., 0.0001%, dated 6/30/2011, to be repurchased at $10,000,000 on 7/1/2011(e)	10,000,000	10,000,000
Merrill Lynch & Co., Inc., 0.05%, dated 6/30/2011, to be repurchased at $20,255,584 on 7/1/2011(f)	20,255,556	20,255,556
Morgan Stanley & Co., Inc., 0.05%, dated 6/30/2011, to be repurchased at $98,000,136 on 7/1/2011(g)	98,000,000	98,000,000
The Goldman Sachs & Co., 0.03%, dated 6/30/2011, to be repurchased at $9,000,008 on 7/1/2011(h)	9,000,000	9,000,000
Total Repurchase Agreements
(Cost $202,255,556)		202,255,556
	% of Net Assets	Value
Total Investment Portfolio (Cost $25,966,476,794)[	97.7	25,966,476,794
Other Assets and Liabilities, Net	2.3	607,925,207
Net Assets	100.0	$26,574,402,001

*  These securities are shown at their current rate as of June 30, 2011. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**  Annualized yield at time of purchase; not a coupon rate.

***  Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2011.

[  The cost for federal income tax purposes was $25,966,476,794.

(a)  Government-backed debt issued by financial companies or government sponsored enterprises.

(b)  Taxable issue.

June 30, 2011 (unaudited) :: Investment Portfolio :: Cash Management Portfolio :: 29

(c)  Collateralized by $11,673,400 US Treasury Inflation Indexed Note, 1.875%, maturing on 7/15/2013 with a value of $15,300,054.

(d)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,598,000	Tennessee Valley Authority	4.5–6.75	7/18/2017–9/15/2039	4,317,239
1,522,000	Federal National Mortgage Association	0.146	9/19/2011	1,522,167
35,075,000	Federal Home Loan Bank	1.0–6.8	7/23/2013–9/3/2030	35,452,121
9,714,000	Federal Farm Credit Bank	0.156–0.205	9/7/2012–9/16/2013	9,712,499
Total Collateral Value				51,004,026

(e)  Collateralized by $10,215,000 US Treasury Note, 1.375%, maturing on 11/30/2015 with a value of $10,203,517.

(f)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,317,000	Tennessee Valley Authority	4.625	9/15/2060	2,209,305
18,460,000	Federal Home Loan Bank	0.136	11/26/2012	18,451,693
Total Collateral Value				20,660,998

(g)  Collateralized by $93,667,371 Federal National Mortgage Association, 3.321-6.0%, maturing on 4/1/2033-5/1/2041 with a value of $100,447,963.

(h)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
7,201,637	Federal National Mortgage Association	3.494–7.0	9/1/2013–4/1/2041	7,897,865
1,179,618	Federal Home Loan Mortgage Corp.	5.5	7/1/2021–11/1/2021	1,282,135
Total Collateral Value				9,180,000

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Radian: Radian Asset Assurance, Inc.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(i)	$—	$25,764,221,238	$—	$25,764,221,238
Repurchase Agreements	$—	$202,255,556	$—	$202,255,556
Total	$—	$25,966,476,794	$—	$25,966,476,794

There have been no transfers between Level 1 and Level 2 fair value measurements during the six months ended June 30, 2011.

(i)  See Investment Portfolio for additional detailed categorizations.

30 :: Cash Management Portfolio :: Investment Portfolio :: June 30, 2011 (unaudited)

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Investments in non-affiliated securities, valued at amortized cost	$25,966,476,794
Cash	754,682,306
Receivable for investments sold	7,510,000
Interest receivable	12,234,912
Other assets	265,283
TOTAL ASSETS	26,741,169,295
LIABILITIES:
Payable for investments purchased	162,366,750
Accrued management fee	2,810,573
Other accrued expenses and payables	1,589,971
TOTAL LIABILITIES	166,767,294
NET ASSETS, AT VALUE	$26,574,402,001
Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Income:
Interest	$41,709,869
EXPENSES:
Management fee	18,276,994
Administration fee	4,387,938
Professional fees	225,734
Reports to shareholders	10,164
Custodian fee	363,800
Trustees' fees and expenses	444,575
Other	522,815
Total expenses before expense reductions	24,232,020
Expense reductions	(833,440)
TOTAL EXPENSES AFTER EXPENSE REDUCTIONS	23,398,580
NET INVESTMENT INCOME	18,311,289
Net realized gain (loss) from investments	1,618,954
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,930,243

See accompanying notes to the financial statements.

Financial Statements :: Cash Management Portfolio :: 31

Statement of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$18,311,289	$54,765,972
Net realized gain (loss)	1,618,954	1,171,699
Net increase (decrease) in net assets resulting from operations	19,930,243	55,937,671
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	139,508,704,551	321,400,411,976
Value of capital withdrawn	(147,386,107,249)	(329,490,407,575)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(7,877,402,698)	(8,089,995,599)
INCREASE (DECREASE) IN NET ASSETS	(7,857,472,455)	(8,034,057,928)
Net assets at beginning of period	34,431,874,456	42,465,932,384
Net assets at end of period	$26,574,402,001	$34,431,874,456

See accompanying notes to the financial statements.

32 :: Cash Management Portfolio :: Financial Statements

	Six Months Ended June 30, 2011 (unaudited)		Years Ended Dec. 31, 2010	Years Ended Dec. 31, 2009	Years Ended Dec. 31, 2008	Years Ended Dec. 31, 2007	Years Ended Dec. 31, 2006
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	26,574		34,432	42,466	29,653	33,739	8,877
Ratio of expenses before expense reductions (%)	.17	*	.17	.16	.17	.17	.20
Ratio of expenses after expense reductions (%)	.16	*	.16	.14	.13	.14	.18
Ratio of net investment income (%)	.13	*	.16	.43	2.85	5.14	4.83
Total Return (%)(a),(b)	.07	**	.17	.48	2.81	5.31	4.97

(a)  Total return would have been lower had certain expenses not been reduced.

(b)  Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.

*  Annualized

**  Not annualized

See accompanying notes to the financial statements.

Financial Highlights :: Cash Management Portfolio :: 33

A. Organization and Significant Accounting Policies

Cash Management Portfolio (the "Portfolio'') is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as an open-end management investment company organized as a New York business trust.

The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2011, Cash Management Fund, Cash Reserves Fund Institutional, Cash Reserves Fund — Prime Series and DWS Money Market Series owned approximately 7%, 9%, 4% and 77%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements

The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2010 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

34 :: Cash Management Portfolio :: Notes to Financial Statements :: June 30, 2011

B. Fees and Transactions with Affiliates

Management Agreement

Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio's average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

The Advisor has voluntarily agreed to waive total operating expenses at 0.16% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest). This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the six months ended June 30, 2011, the Advisor waived a portion of its management fee aggregating $833,440, and the amount charged aggregated $17,443,554, which was equivalent to an annualized effective rate of 0.12% of the Portfolio's average daily net assets.

Administration Fee

Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2011, the Administration Fee was $4,387,938, of which $671,447 is unpaid.

Trustees' Fees and Expenses

The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2011.

June 30, 2011 :: Notes to Financial Statements :: Cash Management Portfolio :: 35

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P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637
Institutions and Financial Professionals Only: 888-776-5717 Or: (614) 470-8122
Fax Number: (800) 782-4797
Website Address: profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit www.profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 888-776-3637; (ii) on the ProFunds' website at profunds.com; and (iii) on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 888-776-3637; (ii) on the Profunds' website at profunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

06/11

CLASSIC PROFUNDS VP

Bull

Mid-Cap

Small-Cap

Dow 30

NASDAQ-100

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Asia 30

Europe 30

International

Emerging Markets

Japan

ULTRA PROFUNDS VP

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraNASDAQ-100

INVERSE PROFUNDS VP

Bear

Short Mid-Cap

Short Small-Cap

Short Dow 30

Short NASDAQ-100

Short International

Short Emerging Markets

UltraShort Dow 30

UltraShort NASDAQ-100

SECTOR PROFUNDS VP

Banks

Basic Materials

Biotechnology

Consumer Goods

Consumer Services

Financials

Health Care

Industrials

Internet

Oil & Gas

Pharmaceuticals

Precious Metals

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Semiconductor

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Utilities

NON-EQUITY PROFUNDS VP

U.S. Government Plus

Rising Rates Opportunity

Falling U.S. Dollar

MONEY MARKET PROFUND VP

Money Market

JUNE 30, 2011

Semiannual Report

i	Message from the Chairman

1	Financial Statements and Financial Highlights

2	ProFund VP Bull

11	ProFund VP Mid-Cap

15	ProFund VP Small-Cap

31	ProFund VP Dow 30

35	ProFund VP NASDAQ-100

40	ProFund VP Large-Cap Value

48	ProFund VP Large-Cap Growth

56	ProFund VP Mid-Cap Value

63	ProFund VP Mid-Cap Growth

70	ProFund VP Small-Cap Value

78	ProFund VP Small-Cap Growth

86	ProFund VP Asia 30

91	ProFund VP Europe 30

96	ProFund VP International

100	ProFund VP Emerging Markets

105	ProFund VP Japan

109	ProFund VP UltraBull

118	ProFund VP UltraMid-Cap

126	ProFund VP UltraSmall-Cap

142	ProFund VP UltraNASDAQ-100

147	ProFund VP Bear

151	ProFund VP Short Mid-Cap

155	ProFund VP Short Small-Cap

159	ProFund VP Short Dow 30

163	ProFund VP Short NASDAQ-100

167	ProFund VP Short International

171	ProFund VP Short Emerging Markets

175	ProFund VP UltraShort Dow 30

179	ProFund VP UltraShort NASDAQ-100

183	ProFund VP Banks

188	ProFund VP Basic Materials

193	ProFund VP Biotechnology

197	ProFund VP Consumer Goods

202	ProFund VP Consumer Services

208	ProFund VP Financials

215	ProFund VP Health Care

220	ProFund VP Industrials

227	ProFund VP Internet

231	ProFund VP Oil & Gas

236	ProFund VP Pharmaceuticals

241	ProFund VP Precious Metals

245	ProFund VP Real Estate

250	ProFund VP Semiconductor

255	ProFund VP Technology

261	ProFund VP Telecommunications

266	ProFund VP Utilities

271	ProFund VP U.S. Government Plus

275	ProFund VP Rising Rates Opportunity

279	ProFund VP Falling U.S. Dollar

284	ProFund VP Money Market

289	Notes to Financial Statements

311	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of ProFunds VP for the six months ended June 30, 2011.

Equity Markets Continue to Rise

U.S. equity markets delivered solid returns during the six-month period ended June 30, 2011, driven by strong corporate profits. The S&P 500® rose 6.0%, extending the rally that began in March 2009, when the index began its climb from a 13-year low. Small- and mid-cap stocks outperformed large cap, with the S&P MidCap 400® up 8.6% and the Russell 2000® Index up 6.2%.

Most sector indexes delivered positive returns for the six-month period, as measured by the Dow Jones U.S. Industry IndexesSM. The health care, energy and real estate sectors were the strongest performers, with returns in the double digits. Financials were off 1.2%, and technology and basic materials were up only slightly.

Foreign equity markets continued their ascent, returning   4.1%, as measured by the MSCI All Country World Index ex USA. European markets rose, with the MSCI Europe Index up 9.6%. Emerging markets, on the other hand, ran out of steam, with the MSCI Emerging Markets Index returning just 1.0%, compared to 26.9% for the six months ended December 31, 2010. Japan, devastated by the earthquake and tsunami earlier this year, declined 4.7%, as measured by the MSCI Japan Index.

The U.S. dollar declined 6.0% against the basket of major currencies that comprise the U.S. Dollar Index. U.S. dollar weakness boosted the dollar returns of foreign markets, most notably Europe and Japan.

Fixed Income Markets Resilient

U.S. fixed-income markets continued to rise, reflecting the effects of low interest rates and the Fed's QE2 program (the second round of quantitative easing). The Barclays Capital U.S. Aggregate Bond Index® gained 2.7% for the six-month period. Corporate credit markets were the best performers, as reflected by the Markit iBoxx® $ Liquid Investment Grade Index, up 3.5%, and the Markit iBoxx® $ Liquid High Yield Index, up 4.6%. Treasurys, as measured by the Ryan Labs Treasury 5, 10 and 30 Year Indexes, rose 3.3%, 3.1% and 1.5%, respectively.

Whatever your view on the market, our innovative array of funds offers valuable tools that can help you express your view and manage risk. To learn more, please visit us at profunds.com.

We appreciate your trust and confidence in ProFunds.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

i

This Page Intentionally Left Blank

Financial Statements and Financial Highlights

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Futures Contracts	10%
Swap Agreements	14%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.5%
Apple Computer, Inc.	2.0%
International Business Machines Corp.	1.3%
Chevron Corp.	1.3%
General Electric Co.	1.3%

S&P 500 Index – Composition

% of Index
Consumer Non-Cyclical	22%
Financial	15%
Energy	13%
Technology	13%
Communications	11%
Industrial	11%
Consumer Cyclical	8%
Basic Materials	4%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (76.5%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	4,536	$430,240
Abbott Laboratories (Pharmaceuticals)	9,882	519,991
Abercrombie & Fitch Co.—Class A (Retail)	567	37,944
ACE, Ltd. (Insurance)	2,106	138,617
Adobe Systems, Inc.* (Software)	3,240	101,898
Advanced Micro Devices, Inc.* (Semiconductors)	3,645	25,479
Aetna, Inc. (Healthcare-Services)	2,430	107,139
AFLAC, Inc. (Insurance)	2,997	139,900
Agilent Technologies, Inc.* (Electronics)	2,187	111,778
Air Products & Chemicals, Inc. (Chemicals)	1,377	131,614
Airgas, Inc. (Chemicals)	405	28,366
AK Steel Holding Corp. (Iron/Steel)	729	11,489
Akamai Technologies, Inc.* (Internet)	1,215	38,236
Alcoa, Inc. (Mining)	6,723	106,627
Allegheny Technologies, Inc. (Iron/Steel)	648	41,129
Allergan, Inc. (Pharmaceuticals)	1,944	161,838
Allstate Corp. (Insurance)	3,321	101,390
Alpha Natural Resources, Inc.* (Coal)	1,458	66,252
Altera Corp. (Semiconductors)	2,025	93,859
Altria Group, Inc. (Agriculture)	13,284	350,830
Amazon.com, Inc.* (Internet)	2,268	463,783
Ameren Corp. (Electric)	1,539	44,385
American Electric Power, Inc. (Electric)	3,078	115,979
American Express Co. (Diversified Financial Services)	6,642	343,391
American International Group, Inc. (Insurance)	2,754	80,747
American Tower Corp.* (Telecommunications)	2,511	131,325
Ameriprise Financial, Inc. (Diversified Financial Services)	1,539	88,770
AmerisourceBergen Corp. (Pharmaceuticals)	1,701	70,421
Amgen, Inc.* (Biotechnology)	5,913	345,024
Amphenol Corp.—Class A (Electronics)	1,134	61,225
Anadarko Petroleum Corp. (Oil & Gas)	3,159	242,485
Analog Devices, Inc. (Semiconductors)	1,863	72,918
AON Corp. (Insurance)	2,106	108,038
Apache Corp. (Oil & Gas)	2,430	299,838
Apartment Investment and Management Co.—Class A (REIT)	729	18,611

Common Stocks, continued
	Shares	Value
Apollo Group, Inc.—Class A* (Commercial Services)	810	$35,381
Apple Computer, Inc.* (Computers)	5,913	1,984,817
Applied Materials, Inc. (Semiconductors)	8,343	108,542
Archer-Daniels-Midland Co. (Agriculture)	4,293	129,434
Assurant, Inc. (Insurance)	648	23,503
AT&T, Inc. (Telecommunications)	37,584	1,180,513
Autodesk, Inc.* (Software)	1,458	56,279
Automatic Data Processing, Inc. (Software)	3,159	166,416
AutoNation, Inc.* (Retail)	405	14,827
AutoZone, Inc.* (Retail)	162	47,766
Avalonbay Communities, Inc. (REIT)	567	72,803
Avery Dennison Corp. (Household Products/Wares)	648	25,032
Avon Products, Inc. (Cosmetics/Personal Care)	2,754	77,112
Baker Hughes, Inc. (Oil & Gas Services)	2,754	199,830
Ball Corp. (Packaging & Containers)	1,053	40,498
Bank of America Corp. (Banks)	64,314	704,881
Bank of New York Mellon Corp. (Banks)	7,857	201,296
Bard (C.R.), Inc. (Healthcare-Products)	567	62,291
Baxter International, Inc. (Healthcare-Products)	3,645	217,570
BB&T Corp. (Banks)	4,455	119,572
Becton, Dickinson & Co. (Healthcare-Products)	1,377	118,656
Bed Bath & Beyond, Inc.* (Retail)	1,620	94,559
Bemis Co., Inc. (Packaging & Containers)	648	21,889
Berkshire Hathaway, Inc.—Class B* (Insurance)	11,016	852,528
Best Buy Co., Inc. (Retail)	2,025	63,605
Big Lots, Inc.* (Retail)	486	16,111
Biogen Idec, Inc.* (Biotechnology)	1,539	164,550
BlackRock, Inc. (Diversified Financial Services)	648	124,293
BMC Software, Inc.* (Software)	1,134	62,030
Boeing Co. (Aerospace/Defense)	4,698	347,323
Boston Properties, Inc. (REIT)	891	94,589
Boston Scientific Corp.* (Healthcare-Products)	9,720	67,165
Bristol-Myers Squibb Co. (Pharmaceuticals)	10,854	314,332
Broadcom Corp.—Class A (Semiconductors)	2,997	100,819
Brown-Forman Corp. (Beverages)	648	48,399
C.H. Robinson Worldwide, Inc. (Transportation)	1,053	83,019

See accompanying notes to the financial statements.

2 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued
	Shares	Value
CA, Inc. (Software)	2,430	$55,501
Cablevision Systems Corp.—Class A (Media)	1,458	52,794
Cabot Oil & Gas Corp. (Oil & Gas)	648	42,969
Cameron International Corp.* (Oil & Gas Services)	1,539	77,396
Campbell Soup Co. (Food)	1,134	39,180
Capital One Financial Corp. (Diversified Financial Services)	2,916	150,670
Cardinal Health, Inc. (Pharmaceuticals)	2,187	99,334
CareFusion Corp.* (Healthcare-Products)	1,458	39,614
Carmax, Inc.* (Retail)	1,458	48,216
Carnival Corp.—Class A (Leisure Time)	2,754	103,633
Caterpillar, Inc. (Machinery-Construction & Mining)	4,131	439,786
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,863	46,780
CBS Corp.—Class B (Media)	4,212	120,000
Celgene Corp.* (Biotechnology)	2,916	175,893
CenterPoint Energy, Inc. (Electric)	2,673	51,723
CenturyLink, Inc. (Telecommunications)	3,807	153,917
Cephalon, Inc.* (Pharmaceuticals)	486	38,831
Cerner Corp.* (Software)	972	59,399
CF Industries Holdings, Inc. (Chemicals)	486	68,852
Chesapeake Energy Corp. (Oil & Gas)	4,212	125,054
Chevron Corp. (Oil & Gas)	12,798	1,316,146
Chipotle Mexican Grill, Inc.* (Retail)	162	49,927
Chubb Corp. (Insurance)	1,863	116,642
CIGNA Corp. (Insurance)	1,701	87,482
Cincinnati Financial Corp. (Insurance)	1,053	30,727
Cintas Corp. (Textiles)	810	26,754
Cisco Systems, Inc. (Telecommunications)	34,911	544,961
Citigroup, Inc. (Banks)	18,549	772,380
Citrix Systems, Inc.* (Software)	1,215	97,200
Cliffs Natural Resources, Inc. (Iron/Steel)	891	82,373
Clorox Co. (Household Products/Wares)	810	54,626
CME Group, Inc. (Diversified Financial Services)	405	118,094
CMS Energy Corp. (Electric)	1,620	31,898
Coach, Inc. (Apparel)	1,863	119,102
Coca-Cola Co. (Beverages)	14,499	975,638
Coca-Cola Enterprises, Inc. (Beverages)	2,025	59,089
Cognizant Technology Solutions Corp.* (Computers)	1,944	142,573
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,078	269,048
Comcast Corp.—Class A (Media)	17,577	445,401
Comerica, Inc. (Banks)	1,134	39,202
Computer Sciences Corp. (Computers)	972	36,897
Compuware Corp.* (Software)	1,377	13,440
ConAgra Foods, Inc. (Food)	2,592	66,900
ConocoPhillips (Oil & Gas)	8,991	676,033
CONSOL Energy, Inc. (Coal)	1,458	70,684
Consolidated Edison, Inc. (Electric)	1,863	99,186
Constellation Brands, Inc.* (Beverages)	1,134	23,610
Constellation Energy Group, Inc. (Electric)	1,296	49,196
Corning, Inc. (Telecommunications)	9,963	180,828
Costco Wholesale Corp. (Retail)	2,754	223,735
Coventry Health Care, Inc.* (Healthcare-Services)	972	35,449
Covidien PLC (Healthcare-Products)	3,159	168,154
CSX Corp. (Transportation)	6,966	182,649
Cummins, Inc. (Machinery-Diversified)	1,215	125,740
CVS Caremark Corp. (Retail)	8,586	322,662
D.R. Horton, Inc. (Home Builders)	1,782	20,529
Danaher Corp. (Miscellaneous Manufacturing)	3,483	184,564
Darden Restaurants, Inc. (Retail)	891	44,336

Common Stocks, continued
	Shares	Value
DaVita, Inc.* (Healthcare-Services)	567	$49,108
Dean Foods Co.* (Food)	1,134	13,914
Deere & Co. (Machinery-Diversified)	2,673	220,389
Dell, Inc.* (Computers)	10,449	174,185
Denbury Resources, Inc.* (Oil & Gas)	2,511	50,220
DENTSPLY International, Inc. (Healthcare-Products)	891	33,929
Devon Energy Corp. (Oil & Gas)	2,673	210,659
DeVry, Inc. (Commercial Services)	405	23,948
Diamond Offshore Drilling, Inc. (Oil & Gas)	405	28,516
DIRECTV—Class A* (Media)	4,860	246,985
Discover Financial Services (Diversified Financial Services)	3,483	93,170
Discovery Communications, Inc.—Class A* (Media)	1,782	72,991
Dominion Resources, Inc. (Electric)	3,645	175,944
Dover Corp. (Miscellaneous Manufacturing)	1,215	82,377
Dr. Pepper Snapple Group, Inc. (Beverages)	1,377	57,738
DTE Energy Co. (Electric)	1,053	52,671
Duke Energy Corp. (Electric)	8,424	158,624
Dun & Bradstreet Corp. (Software)	324	24,475
E*TRADE Financial Corp.* (Diversified Financial Services)	1,620	22,356
E.I. du Pont de Nemours & Co. (Chemicals)	5,913	319,598
Eastman Chemical Co. (Chemicals)	486	49,606
Eaton Corp. (Miscellaneous Manufacturing)	2,187	112,521
eBay, Inc.* (Internet)	7,290	235,248
Ecolab, Inc. (Chemicals)	1,458	82,202
Edison International (Electric)	2,106	81,607
Edwards Lifesciences Corp.* (Healthcare-Products)	729	63,554
El Paso Corp. (Pipelines)	4,860	98,172
Electronic Arts, Inc.* (Software)	2,106	49,702
Eli Lilly & Co. (Pharmaceuticals)	6,480	243,194
EMC Corp.* (Computers)	13,041	359,280
Emerson Electric Co. (Electrical Components & Equipment)	4,779	268,819
Entergy Corp. (Electric)	1,134	77,430
EOG Resources, Inc. (Oil & Gas)	1,701	177,840
EQT Corp. (Oil & Gas)	972	51,049
Equifax, Inc. (Commercial Services)	810	28,123
Equity Residential (REIT)	1,863	111,780
Exelon Corp. (Electric)	4,212	180,442
Expedia, Inc. (Internet)	1,296	37,571
Expeditors International of Washington, Inc. (Transportation)	1,377	70,489
Express Scripts, Inc.* (Pharmaceuticals)	3,402	183,640
Exxon Mobil Corp. (Oil & Gas)	31,266	2,544,428
F5 Networks, Inc.* (Internet)	486	53,582
Family Dollar Stores, Inc. (Retail)	810	42,574
Fastenal Co. (Distribution/Wholesale)	1,863	67,049
Federated Investors, Inc.—Class B (Diversified Financial Services)	567	13,517
FedEx Corp. (Transportation)	2,025	192,071
Fidelity National Information Services, Inc. (Software)	1,701	52,374
Fifth Third Bancorp (Banks)	5,832	74,358
First Horizon National Corp. (Banks)	1,702	16,233
First Solar, Inc.* (Energy-Alternate Sources)	324	42,855
FirstEnergy Corp. (Electric)	2,673	118,013
Fiserv, Inc.* (Software)	891	55,803
FLIR Systems, Inc. (Electronics)	1,053	35,497
Flowserve Corp. (Machinery-Diversified)	324	35,604
Fluor Corp. (Engineering & Construction)	1,134	73,324
FMC Corp. (Chemicals)	486	41,806

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 3

Common Stocks, continued
	Shares	Value
FMC Technologies, Inc.* (Oil & Gas Services)	1,539	$68,932
Ford Motor Co.* (Auto Manufacturers)	24,138	332,863
Forest Laboratories, Inc.* (Pharmaceuticals)	1,782	70,104
Fortune Brands, Inc. (Household Products/Wares)	972	61,984
Franklin Resources, Inc. (Diversified Financial Services)	891	116,979
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	5,994	317,083
Frontier Communications Corp. (Telecommunications)	6,318	50,986
GameStop Corp.—Class A* (Retail)	891	23,763
Gannett Co., Inc. (Media)	1,539	22,038
General Dynamics Corp. (Aerospace/Defense)	2,349	175,047
General Electric Co. (Miscellaneous Manufacturing)	67,311	1,269,485
General Mills, Inc. (Food)	4,050	150,741
Genuine Parts Co. (Distribution/Wholesale)	972	52,877
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	3,078	31,642
Gilead Sciences, Inc.* (Pharmaceuticals)	5,022	207,961
Goodrich Corp. (Aerospace/Defense)	810	77,355
Google, Inc.—Class A* (Internet)	1,620	820,336
H & R Block, Inc. (Commercial Services)	1,944	31,182
Halliburton Co. (Oil & Gas Services)	5,832	297,432
Harley-Davidson, Inc. (Leisure Time)	1,539	63,053
Harman International Industries, Inc. (Home Furnishings)	405	18,456
Harris Corp. (Telecommunications)	810	36,499
Hartford Financial Services Group, Inc. (Insurance)	2,835	74,759
Hasbro, Inc. (Toys/Games/Hobbies)	891	39,142
HCP, Inc. (REIT)	2,592	95,100
Health Care REIT, Inc. (REIT)	1,134	59,456
Heinz (H.J.) Co. (Food)	2,025	107,892
Helmerich & Payne, Inc. (Oil & Gas)	648	42,846
Hess Corp. (Oil & Gas)	1,944	145,333
Hewlett-Packard Co. (Computers)	13,203	480,589
Home Depot, Inc. (Retail)	10,125	366,727
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,022	299,261
Hormel Foods Corp. (Food)	891	26,561
Hospira, Inc.* (Pharmaceuticals)	1,053	59,663
Host Hotels & Resorts, Inc. (REIT)	4,374	74,139
Hudson City Bancorp, Inc. (Savings & Loans)	3,321	27,199
Humana, Inc. (Healthcare-Services)	1,053	84,809
Huntington Bancshares, Inc. (Banks)	5,508	36,132
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,159	178,452
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	2,106	95,633
Integrys Energy Group, Inc. (Electric)	486	25,194
Intel Corp. (Semiconductors)	33,696	746,703
IntercontinentalExchange, Inc.* (Diversified Financial Services)	486	60,609
International Business Machines Corp. (Computers)	7,695	1,320,077
International Flavors & Fragrances, Inc. (Chemicals)	486	31,221
International Game Technology (Entertainment)	1,944	34,176
International Paper Co. (Forest Products & Paper)	2,754	82,124
Interpublic Group of Cos., Inc. (Advertising)	3,078	38,475
Intuit, Inc.* (Software)	1,701	88,214

Common Stocks, continued
	Shares	Value
Intuitive Surgical, Inc.* (Healthcare-Products)	243	$90,423
Invesco, Ltd. (Diversified Financial Services)	2,916	68,234
Iron Mountain, Inc. (Commercial Services)	1,296	44,181
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,134	66,827
J.C. Penney Co., Inc. (Retail)	1,377	47,562
J.P. Morgan Chase & Co. (Diversified Financial Services)	25,272	1,034,636
Jabil Circuit, Inc. (Electronics)	1,215	24,543
Jacobs Engineering Group, Inc.* (Engineering & Construction)	810	35,033
Janus Capital Group, Inc. (Diversified Financial Services)	1,215	11,470
JDS Uniphase Corp.* (Telecommunications)	1,458	24,290
JM Smucker Co. (Food)	729	55,725
Johnson & Johnson (Healthcare-Products)	17,415	1,158,446
Johnson Controls, Inc. (Auto Parts & Equipment)	4,293	178,846
Joy Global, Inc. (Machinery-Construction & Mining)	648	61,716
Juniper Networks, Inc.* (Telecommunications)	3,402	107,163
Kellogg Co. (Food)	1,620	89,618
KeyCorp (Banks)	6,075	50,605
Kimberly-Clark Corp. (Household Products/Wares)	2,511	167,132
Kimco Realty Corp. (REIT)	2,592	48,315
KLA-Tencor Corp. (Semiconductors)	1,053	42,625
Kohls Corp. (Retail)	1,782	89,118
Kraft Foods, Inc. (Food)	11,178	393,801
Kroger Co. (Food)	3,888	96,422
L-3 Communications Holdings, Inc. (Aerospace/Defense)	648	56,668
Laboratory Corp. of America Holdings* (Healthcare-Services)	648	62,720
Legg Mason, Inc. (Diversified Financial Services)	972	31,843
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	891	21,723
Lennar Corp.—Class A (Home Builders)	1,053	19,112
Leucadia National Corp. (Holding Companies-Diversified)	1,296	44,194
Lexmark International, Inc.—Class A* (Computers)	486	14,220
Life Technologies Corp.* (Biotechnology)	1,134	59,047
Limited, Inc. (Retail)	1,620	62,289
Lincoln National Corp. (Insurance)	2,025	57,692
Linear Technology Corp. (Semiconductors)	1,458	48,143
Lockheed Martin Corp. (Aerospace/Defense)	1,782	144,289
Loews Corp. (Insurance)	1,944	81,823
Lorillard, Inc. (Agriculture)	891	97,003
Lowe's Cos., Inc. (Retail)	8,262	192,587
LSI Logic Corp.* (Semiconductors)	3,807	27,106
M&T Bank Corp. (Banks)	810	71,239
Macy's, Inc. (Retail)	2,673	78,159
Marathon Oil Corp. (Oil & Gas)	4,536	238,956
Marriott International, Inc.—Class A (Lodging)	1,783	63,273
Marsh & McLennan Cos., Inc. (Insurance)	3,483	108,635
Marshall & Ilsley Corp. (Banks)	3,402	27,114
Masco Corp. (Building Materials)	2,268	27,284
MasterCard, Inc.—Class A (Software)	567	170,860
Mattel, Inc. (Toys/Games/Hobbies)	2,187	60,121
McCormick & Co., Inc. (Food)	810	40,152
McDonald's Corp. (Retail)	6,561	553,224
McGraw-Hill Cos., Inc. (Media)	1,944	81,473
McKesson Corp. (Commercial Services)	1,620	135,513

See accompanying notes to the financial statements.

4 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued
	Shares	Value
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	1,296	$87,545
MeadWestvaco Corp. (Forest Products & Paper)	1,053	35,075
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,511	141,922
Medtronic, Inc. (Healthcare-Products)	6,804	262,158
MEMC Electronic Materials, Inc.* (Semiconductors)	1,458	12,437
Merck & Co., Inc. (Pharmaceuticals)	19,602	691,755
MetLife, Inc. (Insurance)	6,723	294,938
MetroPCS Communications, Inc.* (Telecommunications)	1,701	29,274
Microchip Technology, Inc. (Semiconductors)	1,215	46,061
Micron Technology, Inc.* (Semiconductors)	5,508	41,200
Microsoft Corp. (Software)	47,142	1,225,692
Molex, Inc. (Electrical Components & Equipment)	891	22,961
Molson Coors Brewing Co.—Class B (Beverages)	972	43,487
Monsanto Co. (Agriculture)	3,402	246,781
Monster Worldwide, Inc.* (Internet)	810	11,875
Moody's Corp. (Commercial Services)	1,296	49,702
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	9,801	225,521
Motorola Mobility Holdings, Inc.* (Telecommunications)	1,863	41,061
Motorola Solutions, Inc.* (Telecommunications)	2,187	100,689
Murphy Oil Corp. (Oil & Gas)	1,215	79,777
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,754	67,941
Nabors Industries, Ltd.* (Oil & Gas)	1,863	45,904
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	972	24,592
National Oilwell Varco, Inc. (Oil & Gas Services)	2,673	209,055
National Semiconductor Corp. (Semiconductors)	1,539	37,875
NetApp, Inc.* (Computers)	2,349	123,980
Netflix, Inc.* (Internet)	243	63,834
Newell Rubbermaid, Inc. (Housewares)	1,863	29,398
Newfield Exploration Co.* (Oil & Gas)	810	55,096
Newmont Mining Corp. (Mining)	3,159	170,491
News Corp.—Class A (Media)	14,499	256,632
NextEra Energy, Inc. (Electric)	2,673	153,591
Nicor, Inc. (Gas)	324	17,736
NIKE, Inc.—Class B (Apparel)	2,430	218,651
NiSource, Inc. (Electric)	1,782	36,086
Noble Corp. (Oil & Gas)	1,620	63,844
Noble Energy, Inc. (Oil & Gas)	1,134	101,640
Nordstrom, Inc. (Retail)	1,053	49,428
Norfolk Southern Corp. (Transportation)	2,268	169,941
Northeast Utilities System (Electric)	1,134	39,883
Northern Trust Corp. (Banks)	1,539	70,732
Northrop Grumman Corp. (Aerospace/Defense)	1,863	129,199
Novellus Systems, Inc.* (Semiconductors)	567	20,491
NRG Energy, Inc.* (Electric)	1,539	37,829
Nucor Corp. (Iron/Steel)	2,025	83,470
NVIDIA Corp.* (Semiconductors)	3,807	60,665
NYSE Euronext (Diversified Financial Services)	1,701	58,293
O'Reilly Automotive, Inc.* (Retail)	891	58,369
Occidental Petroleum Corp. (Oil & Gas)	5,184	539,343
Omnicom Group, Inc. (Advertising)	1,782	85,821
ONEOK, Inc. (Gas)	648	47,958
Oracle Corp. (Software)	24,705	813,042
Owens-Illinois, Inc.* (Packaging & Containers)	1,053	27,178
PACCAR, Inc. (Auto Manufacturers)	2,349	120,010
Pall Corp. (Miscellaneous Manufacturing)	729	40,992

Common Stocks, continued
	Shares	Value
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,053	$94,496
Patterson Cos., Inc. (Healthcare-Products)	648	21,313
Paychex, Inc. (Commercial Services)	2,025	62,208
Peabody Energy Corp. (Coal)	1,701	100,206
People's United Financial, Inc. (Banks)	2,268	30,482
Pepco Holdings, Inc. (Electric)	1,458	28,621
PepsiCo, Inc. (Beverages)	10,044	707,399
PerkinElmer, Inc. (Electronics)	729	19,617
Pfizer, Inc. (Pharmaceuticals)	50,139	1,032,863
PG&E Corp. (Electric)	2,511	105,537
Philip Morris International, Inc. (Commercial Services)	11,259	751,763
Pinnacle West Capital Corp. (Electric)	729	32,499
Pioneer Natural Resources Co. (Oil & Gas)	729	65,297
Pitney Bowes, Inc. (Office/Business Equipment)	1,296	29,795
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,053	42,689
PNC Financial Services Group (Banks)	3,321	197,965
Polo Ralph Lauren Corp. (Apparel)	405	53,707
PPG Industries, Inc. (Chemicals)	972	88,248
PPL Corp. (Electric)	3,645	101,440
Praxair, Inc. (Chemicals)	1,944	210,710
Precision Castparts Corp. (Metal Fabricate/Hardware)	891	146,703
Priceline.com, Inc.* (Internet)	324	165,865
Principal Financial Group, Inc. (Insurance)	2,025	61,600
Procter & Gamble Co. (Cosmetics/Personal Care)	17,739	1,127,668
Progress Energy, Inc. (Electric)	1,863	89,443
Progressive Corp. (Insurance)	4,131	88,321
Prologis, Inc. (REIT)	2,673	95,800
Prudential Financial, Inc. (Insurance)	3,078	195,730
Public Service Enterprise Group, Inc. (Electric)	3,240	105,754
Public Storage, Inc. (REIT)	891	101,583
Pulte Group, Inc.* (Home Builders)	2,106	16,132
QEP Resources, Inc. (Oil & Gas)	1,134	47,435
Qualcomm, Inc. (Telecommunications)	10,611	602,599
Quanta Services, Inc.* (Commercial Services)	1,377	27,815
Quest Diagnostics, Inc. (Healthcare-Services)	972	57,445
R.R. Donnelley & Sons Co. (Commercial Services)	1,215	23,826
Range Resources Corp. (Oil & Gas)	1,053	58,441
Raytheon Co. (Aerospace/Defense)	2,268	113,060
Red Hat, Inc.* (Software)	1,215	55,769
Regions Financial Corp. (Banks)	8,019	49,718
Republic Services, Inc. (Environmental Control)	1,944	59,972
Reynolds American, Inc. (Agriculture)	2,187	81,028
Robert Half International, Inc. (Commercial Services)	972	26,273
Rockwell Automation, Inc. (Machinery-Diversified)	891	77,303
Rockwell Collins, Inc. (Aerospace/Defense)	972	59,963
Roper Industries, Inc. (Miscellaneous Manufacturing)	648	53,978
Ross Stores, Inc. (Retail)	729	58,407
Rowan Cos., Inc.* (Oil & Gas)	810	31,436
Ryder System, Inc. (Transportation)	324	18,419
Safeway, Inc. (Food)	2,268	53,003
SAIC, Inc.* (Commercial Services)	1,782	29,973
Salesforce.com, Inc.* (Software)	729	108,606
SanDisk Corp.* (Computers)	1,539	63,868
Sara Lee Corp. (Food)	3,726	70,757
SCANA Corp. (Electric)	729	28,701

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 5

Common Stocks, continued
	Shares	Value
Schlumberger, Ltd. (Oil & Gas Services)	8,586	$741,830
Scripps Networks Interactive—Class A (Entertainment)	567	27,715
Sealed Air Corp. (Packaging & Containers)	1,053	25,051
Sears Holdings Corp.* (Retail)	243	17,360
Sempra Energy (Gas)	1,539	81,382
Sherwin-Williams Co. (Chemicals)	567	47,554
Sigma-Aldrich Corp. (Chemicals)	810	59,438
Simon Property Group, Inc. (REIT)	1,863	216,536
SLM Corp. (Diversified Financial Services)	3,321	55,826
Snap-on, Inc. (Hand/Machine Tools)	405	25,304
Southern Co. (Electric)	5,427	219,142
Southwest Airlines Co. (Airlines)	5,022	57,351
Southwestern Energy Co.* (Oil & Gas)	2,187	93,779
Spectra Energy Corp. (Pipelines)	4,131	113,231
Sprint Nextel Corp.* (Telecommunications)	19,035	102,599
St. Jude Medical, Inc. (Healthcare-Products)	2,106	100,414
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,053	75,869
Staples, Inc. (Retail)	4,536	71,669
Starbucks Corp. (Retail)	4,779	188,723
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,215	68,089
State Street Corp. (Banks)	3,240	146,092
Stericycle, Inc.* (Environmental Control)	567	50,531
Stryker Corp. (Healthcare-Products)	2,106	123,601
Sunoco, Inc. (Oil & Gas)	729	30,407
SunTrust Banks, Inc. (Banks)	3,402	87,772
SuperValu, Inc. (Food)	1,377	12,958
Symantec Corp.* (Internet)	4,779	94,242
Sysco Corp. (Food)	3,726	116,177
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,620	97,751
Target Corp. (Retail)	4,374	205,184
TECO Energy, Inc. (Electric)	1,377	26,012
Tellabs, Inc. (Telecommunications)	2,268	10,455
Tenet Healthcare Corp.* (Healthcare-Services)	3,078	19,207
Teradata Corp.* (Computers)	1,053	63,391
Teradyne, Inc.* (Semiconductors)	1,215	17,982
Tesoro Petroleum Corp.* (Oil & Gas)	891	20,413
Texas Instruments, Inc. (Semiconductors)	7,371	241,990
Textron, Inc. (Miscellaneous Manufacturing)	1,782	42,073
The AES Corp.* (Electric)	4,212	53,661
The Charles Schwab Corp. (Diversified Financial Services)	6,399	105,264
The Dow Chemical Co. (Chemicals)	7,452	268,272
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	729	76,684
The Gap, Inc. (Retail)	2,511	45,449
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,321	441,992
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,539	25,809
The Hershey Co. (Food)	972	55,258
The Travelers Cos., Inc. (Insurance)	2,673	156,050
The Williams Cos., Inc. (Pipelines)	3,726	112,711
Thermo Fisher Scientific, Inc.* (Electronics)	2,430	156,468
Tiffany & Co. (Retail)	810	63,601
Time Warner Cable, Inc. (Media)	2,106	164,352
Time Warner, Inc. (Media)	6,804	247,461
Titanium Metals Corp. (Mining)	567	10,387
TJX Cos., Inc. (Retail)	2,430	127,648
Torchmark Corp. (Insurance)	486	31,172
Total System Services, Inc. (Software)	1,053	19,565

Common Stocks, continued
	Shares	Value
Tyco International, Ltd. (Miscellaneous Manufacturing)	2,997	$148,142
Tyson Foods, Inc.—Class A (Food)	1,944	37,752
U.S. Bancorp (Banks)	12,231	312,013
Union Pacific Corp. (Transportation)	3,078	321,343
United Parcel Service, Inc.—Class B (Transportation)	6,237	454,864
United States Steel Corp. (Iron/Steel)	891	41,022
United Technologies Corp. (Aerospace/Defense)	5,832	516,190
UnitedHealth Group, Inc. (Healthcare-Services)	6,885	355,128
UnumProvident Corp. (Insurance)	1,944	49,533
Urban Outfitters, Inc.* (Retail)	810	22,802
V.F. Corp. (Apparel)	567	61,554
Valero Energy Corp. (Oil & Gas)	3,645	93,203
Varian Medical Systems, Inc.* (Healthcare-Products)	729	51,045
Ventas, Inc. (REIT)	1,053	55,504
VeriSign, Inc. (Internet)	1,053	35,233
Verizon Communications, Inc. (Telecommunications)	17,982	669,470
Viacom, Inc.—Class B (Media)	3,726	190,026
Visa, Inc.—Class A (Commercial Services)	3,078	259,352
Vornado Realty Trust (REIT)	1,053	98,119
Vulcan Materials Co. (Building Materials)	810	31,209
W.W. Grainger, Inc. (Distribution/Wholesale)	405	62,228
Wal-Mart Stores, Inc. (Retail)	12,150	645,651
Walgreen Co. (Retail)	5,832	247,627
Walt Disney Co. (Media)	11,988	468,012
Washington Post Co.—Class B (Media)	81	33,935
Waste Management, Inc. (Environmental Control)	2,997	111,698
Waters Corp.* (Electronics)	567	54,285
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	810	55,671
WellPoint, Inc. (Healthcare-Services)	2,349	185,031
Wells Fargo & Co. (Banks)	33,615	943,237
Western Digital Corp.* (Computers)	1,458	53,042
Western Union Co. (Commercial Services)	4,050	81,121
Weyerhaeuser Co. (Forest Products & Paper)	3,402	74,368
Whirlpool Corp. (Home Furnishings)	486	39,522
Whole Foods Market, Inc. (Food)	972	61,673
Windstream Corp. (Telecommunications)	3,240	41,990
Wisconsin Energy Corp. (Electric)	1,458	45,708
Wyndham Worldwide Corp. (Lodging)	1,053	35,433
Wynn Resorts, Ltd. (Lodging)	486	69,760
Xcel Energy, Inc. (Electric)	3,078	74,795
Xerox Corp. (Office/Business Equipment)	8,910	92,753
Xilinx, Inc. (Semiconductors)	1,701	62,035
XL Group PLC (Insurance)	1,944	42,729
Yahoo!, Inc.* (Internet)	8,262	124,260
YUM! Brands, Inc. (Retail)	2,997	165,554
Zimmer Holdings, Inc.* (Healthcare-Products)	1,215	76,788
Zions Bancorp (Banks)	1,134	27,227
TOTAL COMMON STOCKS (Cost $50,991,507)		76,365,505
Rights/Warrants(NM)
American International Group, Inc.* (Diversified Financial Services)	1	7
TOTAL RIGHTS/WARRANTS (Cost $12)		7

See accompanying notes to the financial statements.

6 :: ProFund VP Bull :: Financial Statements

Repurchase Agreements(a)(b) (21.3%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $21,250,000	$21,250,000	$21,250,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,250,000)		21,250,000
TOTAL INVESTMENT SECURITIES (Cost $72,241,519)—97.8%		97,615,512
Net other assets (liabilities)—2.2%		2,238,026
NET ASSETS—100.0%		$99,853,538

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $1,735,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 9/19/11 (Underlying notional amount at value $9,864,375)	150	$328,659
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$6,843,820	$166,587
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	6,652,154	206,401
		$372,988

ProFund VP Bull invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Advertising	$124,296	0.1%
Aerospace/Defense	1,619,094	1.6%
Agriculture	905,076	0.9%
Airlines	57,351	0.1%
Apparel	453,014	0.5%
Auto Manufacturers	452,873	0.5%
Auto Parts & Equipment	204,655	0.2%
Banks	3,978,250	4.0%
Beverages	1,915,360	1.9%
Biotechnology	744,514	0.7%
Building Materials	58,493	0.1%
Chemicals	1,427,487	1.4%
Coal	237,142	0.2%

	Value	% of Net Assets
Commercial Services	$1,610,361	1.6%
Computers	4,816,919	4.8%
Cosmetics/Personal Care	1,550,512	1.6%
Distribution/Wholesale	182,154	0.2%
Diversified Financial Services	3,318,921	3.3%
Electric	2,440,994	2.4%
Electrical Components & Equipment	291,780	0.3%
Electronics	463,413	0.5%
Energy-Alternate Sources	42,855	NM
Engineering & Construction	108,357	0.1%
Entertainment	61,891	0.1%
Environmental Control	222,201	0.2%
Food	1,488,484	1.5%
Forest Products & Paper	234,256	0.2%
Gas	147,076	0.2%
Hand/Machine Tools	101,173	0.1%
Healthcare-Products	2,655,121	2.7%
Healthcare-Services	956,036	1.0%
Holding Companies-Diversified	44,194	NM
Home Builders	55,773	0.1%
Home Furnishings	57,978	0.1%
Household Products/Wares	308,774	0.3%
Housewares	29,398	NM
Insurance	2,922,556	2.9%
Internet	2,144,065	2.2%
Iron/Steel	259,483	0.3%
Leisure Time	166,686	0.2%
Lodging	236,555	0.2%
Machinery-Construction & Mining	501,502	0.5%
Machinery-Diversified	459,036	0.5%
Media	2,402,100	2.4%
Metal Fabricate/Hardware	146,703	0.2%
Mining	604,588	0.6%
Miscellaneous Manufacturing	3,120,764	3.1%
Office/Business Equipment	122,548	0.1%
Oil & Gas	7,518,386	7.5%
Oil & Gas Services	1,594,475	1.6%
Packaging & Containers	114,616	0.1%
Pharmaceuticals	4,047,006	4.1%
Pipelines	324,114	0.3%
REIT	1,142,335	1.1%
Real Estate	46,780	NM
Retail	4,387,163	4.4%
Savings & Loans	27,199	NM
Semiconductors	1,806,930	1.8%
Software	3,276,265	3.3%
Telecommunications	4,008,619	4.0%
Textiles	26,754	NM
Toys/Games/Hobbies	99,263	0.1%
Transportation	1,492,795	1.5%
Other**	23,488,026	23.5%
Total	$99,853,538	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 7

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$72,241,519
Securities, at value	76,365,512
Repurchase agreements, at value	21,250,000
Total Investment Securities, at value	97,615,512
Cash	441
Segregated cash balances with brokers	742,125
Dividends and interest receivable	97,047
Unrealized gain on swap agreements	372,988
Receivable for capital shares issued	1,248,969
Receivable for investments sold	8,618
Variation margin on futures contracts	90,000
Prepaid expenses	1,155
TOTAL ASSETS	100,176,855
LIABILITIES:
Payable for capital shares redeemed	84,997
Advisory fees payable	56,836
Management services fees payable	7,578
Administration fees payable	3,144
Administrative services fees payable	39,625
Distribution fees payable	38,703
Trustee fees payable	9
Transfer agency fees payable	9,895
Fund accounting fees payable	6,705
Compliance services fees payable	921
Other accrued expenses	74,904
TOTAL LIABILITIES	323,317
NET ASSETS	$99,853,538
NET ASSETS CONSIST OF:
Capital	$84,364,244
Accumulated net investment income (loss)	(113,103)
Accumulated net realized gains (losses) on investments	(10,473,243)
Net unrealized appreciation (depreciation) on investments	26,075,640
NET ASSETS	$99,853,538
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,669,464
Net Asset Value (offering and redemption price per share)	$27.21

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$732,146
Interest	7,550
TOTAL INVESTMENT INCOME	739,696
EXPENSES:
Advisory fees	382,986
Management services fees	51,065
Administration fees	19,721
Transfer agency fees	28,186
Administrative services fees	150,104
Distribution fees	127,662
Custody fees	4,304
Fund accounting fees	39,411
Trustee fees	731
Compliance services fees	535
Other fees	65,443
Total Gross Expenses before reductions	870,148
Less Expenses reduced by the Advisor	(12,258)
TOTAL NET EXPENSES	857,890
NET INVESTMENT INCOME (LOSS)	(118,194)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	126,799
Net realized gains (losses) on futures contracts	663,186
Net realized gains (losses) on swap agreements	431,761
Change in net unrealized appreciation/depreciation on investments	3,865,216
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,086,962
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,968,768

See accompanying notes to the financial statements.

8 :: ProFund VP Bull :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(118,194)	$(194,178)
Net realized gains (losses) on investments	1,221,746	15,723,764
Change in net unrealized appreciation/depreciation on investments	3,865,216	(4,432,679)
Change in net assets resulting from operations	4,968,768	11,096,907
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(135,672)
Net realized gains on investments	(1,489,584)	—
Change in net assets resulting from distributions	(1,489,584)	(135,672)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	261,996,056	419,589,581
Dividends reinvested	1,489,584	135,672
Value of shares redeemed	(268,443,185)	(442,862,877)
Change in net assets resulting from capital transactions	(4,957,545)	(23,137,624)
Change in net assets	(1,478,361)	(12,176,389)
NET ASSETS:
Beginning of period	101,331,899	113,508,288
End of period	$99,853,538	$101,331,899
Accumulated net investment income (loss)	$(113,103)	$5,091
SHARE TRANSACTIONS:
Issued	9,635,187	17,546,745
Reinvested	54,804	5,623
Redeemed	(9,873,930)	(18,551,966)
Change in shares	(183,939)	(999,598)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 9

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$26.30		$23.39	$18.93	$30.90	$30.40	$28.27
Investment Activities:
Net investment income (loss)(a)	(0.03)		(0.05)	0.03	0.16	0.19	0.11
Net realized and unrealized gains (losses) on investments	1.34		2.99	4.57	(11.68)	0.89	3.63
Total income (loss) from investment activities	1.31		2.94	4.60	(11.52)	1.08	3.74
Distributions to Shareholders From:
Net investment income	—		(0.03)	(0.14)	—	(0.18)	(0.08)
Net realized gains on investments	(0.40)		—	—	(0.45)	(0.40)	(1.53)
Total distributions	(0.40)		(0.03)	(0.14)	(0.45)	(0.58)	(1.61)
Net Asset Value, End of Period	$27.21		$26.30	$23.39	$18.93	$30.90	$30.40
Total Return	4.98	%(b)	12.58%	24.34%	(37.67)%	3.55%	13.66%
Ratios to Average Net Assets:
Gross expenses(c)	1.70%		1.74%	1.80%	1.73%	1.67%	1.70%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.62%	1.67%
Net investment income (loss)(c)	(0.23)%		(0.20)%	0.17%	0.63%	0.60%	0.38%
Supplemental Data:
Net assets, end of period (000's)	$99,854		$101,332	$113,508	$70,523	$163,524	$310,894
Portfolio turnover rate(d)	2	%(b)	87%	116%	259%	175%	224%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

10 :: ProFund VP Bull :: Financial Highlights

Investment Objective: The ProFund VP Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index – Composition

% of Index
Industrial	19%
Consumer Non-Cyclical	19%
Financial	18%
Consumer Cyclical	13%
Technology	10%
Energy	6%
Utilities	6%
Basic Materials	5%
Communications	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (95.9%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $8,781,000	$8,781,000	$8,781,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,781,000)		8,781,000
TOTAL INVESTMENT SECURITIES (Cost $8,781,000)—95.9%		8,781,000
Net other assets (liabilities)—4.1%		372,387
NET ASSETS—100.0%		$9,153,387

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $1,323,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$3,002,908	$87,869
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	6,043,957	176,953
		$264,822

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 11

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$8,781,000
Repurchase agreements, at value	8,781,000
Total Investment Securities, at value	8,781,000
Cash	89
Unrealized gain on swap agreements	264,822
Receivable for capital shares issued	138,092
Prepaid expenses	116
TOTAL ASSETS	9,184,119
LIABILITIES:
Payable for capital shares redeemed	5,086
Advisory fees payable	5,018
Management services fees payable	669
Administration fees payable	273
Administrative services fees payable	6,583
Distribution fees payable	6,649
Trustee fees payable	1
Transfer agency fees payable	904
Fund accounting fees payable	583
Compliance services fees payable	82
Other accrued expenses	4,884
TOTAL LIABILITIES	30,732
NET ASSETS	$9,153,387
NET ASSETS CONSIST OF:
Capital	$9,557,377
Accumulated net investment income (loss)	(73,623)
Accumulated net realized gains (losses) on investments	(595,189)
Net unrealized appreciation (depreciation) on investments	264,822
NET ASSETS	$9,153,387
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	345,759
Net Asset Value (offering and redemption price per share)	$26.47
Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$2,028
EXPENSES:
Advisory fees	33,773
Management services fees	4,503
Administration fees	1,681
Transfer agency fees	2,405
Administrative services fees	11,125
Distribution fees	11,258
Custody fees	2,294
Fund accounting fees	3,242
Trustee fees	59
Compliance services fees	47
Other fees	4,439
Recoupment of prior expenses reduced by the Advisor	825
TOTAL EXPENSES	75,651
NET INVESTMENT INCOME (LOSS)	(73,623)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	210,498
Net realized gains (losses) on swap agreements	248,931
Change in net unrealized appreciation/depreciation on investments	295,071
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	754,500
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$680,877

See accompanying notes to the financial statements.

12 :: ProFund VP Mid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(73,623)	$(151,703)
Net realized gains (losses) on investments	459,429	1,997,057
Change in net unrealized appreciation/depreciation on investments	295,071	(274,461)
Change in net assets resulting from operations	680,877	1,570,893
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1,336,649)	(933,165)
Change in net assets resulting from distributions	(1,336,649)	(933,165)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	24,303,668	32,415,547
Dividends reinvested	1,336,649	933,165
Value of shares redeemed	(24,107,006)	(37,554,436)
Change in net assets resulting from capital transactions	1,533,311	(4,205,724)
Change in net assets	877,539	(3,567,996)
NET ASSETS:
Beginning of period	8,275,848	11,843,844
End of period	$9,153,387	$8,275,848
Accumulated net investment income (loss)	$(73,623)	$—
SHARE TRANSACTIONS:
Issued	870,271	1,322,936
Reinvested	50,478	38,704
Redeemed	(873,068)	(1,551,960)
Change in shares	47,681	(190,320)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 13

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$27.76		$24.25	$18.25	$29.71	$30.00
Investment Activities:
Net investment income (loss)(b)	(0.22)		(0.38)	(0.35)	(0.01)	0.30
Net realized and unrealized gains (losses) on investments	2.19		5.91	6.35	(11.36)	(0.59)
Total income (loss) from investment activities	1.97		5.53	6.00	(11.37)	(0.29)
Distributions to Shareholders From:
Net investment income	—		—	—	(0.09)	—
Net realized gains on investments	(3.26)		(2.02)	—	—	—
Total distributions	(3.26)		(2.02)	—	(0.09)	—
Net Asset Value, End of Period	$26.47		$27.76	$24.25	$18.25	$29.71
Total Return	7.11	%(c)	24.05%	32.88%	(38.37)%	(0.97	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.71%	1.75%	1.84%	2.02%
Net expenses(d)	1.68%		1.68%	1.67%	1.63%	1.63%
Net investment income (loss)(d)	(1.64)%		(1.57)%	(1.61)%	(0.05)%	2.98%
Supplemental Data:
Net assets, end of period (000's)	$9,153		$8,276	$11,844	$1,982	$194
Portfolio turnover rate(e)	—		—	—	—	—

(a)  Period from commencement of operations.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

14 :: ProFund VP Mid-Cap :: Financial Highlights

Investment Objective: The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	17%
Futures Contracts	11%
Swap Agreements	72%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HealthSpring, Inc.	NM
MFA Financial, Inc.	NM
Rosetta Resources, Inc.	NM
Genesee & Wyoming, Inc.—Class A	NM
Netlogic Microsystems, Inc.	NM

NM  Not meaningful, amount is less than 0.05%.

Russell 2000 Index – Composition

% of Index
Consumer Non-Cyclical	20%
Financial	20%
Industrial	14%
Consumer Cyclical	14%
Technology	11%
Communications	8%
Energy	6%
Basic Materials	4%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (16.6%)

	Shares	Value
1st Source Corp. (Banks)	36	$747
3D Systems Corp.* (Computers)	36	710
99 Cents Only Stores* (Retail)	36	729
A123 Systems, Inc.* (Electrical Components & Equipment)	90	479
AAON, Inc. (Building Materials)	24	524
AAR Corp. (Aerospace/Defense)	36	975
Abaxis, Inc.* (Healthcare-Products)	24	654
ABIOMED, Inc.* (Healthcare-Products)	30	486
ABM Industries, Inc. (Commercial Services)	54	1,260
AboveNet, Inc. (Internet)	24	1,691
Acacia Research Corp.* (Media)	42	1,541
Acadia Realty Trust (REIT)	12	244
Accelrys, Inc.* (Software)	96	683
Acco Brands Corp.* (Household Products/Wares)	48	377
Accretive Health, Inc.* (Commercial Services)	36	1,036
Accuray, Inc.* (Healthcare-Products)	60	481
Accuride Corp.* (Auto Parts & Equipment)	24	303
ACI Worldwide, Inc.* (Software)	42	1,418
Acorda Therapeutics, Inc.* (Biotechnology)	36	1,163
Actuant Corp.—Class A (Miscellaneous Manufacturing)	60	1,610
Acuity Brands, Inc. (Miscellaneous Manufacturing)	36	2,008
Acxiom Corp.* (Software)	60	787
ADTRAN, Inc. (Telecommunications)	48	1,858
Advance America Cash Advance Centers, Inc. (Commercial Services)	60	413
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	42	621
Advent Software, Inc.* (Software)	30	845
Advisory Board Co.* (Commercial Services)	12	695
Aeroflex Holding Corp.* (Semiconductors)	12	218
Aeropostale, Inc.* (Retail)	72	1,260
Aerovironment, Inc.* (Aerospace/Defense)	12	424
AFC Enterprises, Inc.* (Retail)	30	494
Affymetrix, Inc.* (Biotechnology)	60	476
Air Methods Corp.* (Healthcare-Services)	12	897

Common Stocks, continued

	Shares	Value
Air Transport Services Group, Inc.* (Transportation)	54	$370
Aircastle, Ltd. (Trucking & Leasing)	60	763
Akorn, Inc.* (Pharmaceuticals)	54	378
Alaska Air Group, Inc.* (Airlines)	30	2,054
Alaska Communications Systems Group, Inc. (Telecommunications)	60	532
Albany International Corp.—Class A (Machinery-Diversified)	30	792
Align Technology, Inc.* (Healthcare-Products)	54	1,231
Alkermes, Inc.* (Pharmaceuticals)	84	1,562
Allegiant Travel Co.* (Airlines)	12	594
ALLETE, Inc. (Electric)	30	1,231
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	54	506
Alterra Capital Holdings, Ltd. (Insurance)	84	1,873
Altra Holdings, Inc.* (Machinery-Diversified)	30	720
AMAG Pharmaceuticals, Inc.* (Biotechnology)	24	451
AMCOL International Corp. (Mining)	24	916
Amedisys, Inc.* (Healthcare-Services)	30	799
AMERCO* (Trucking & Leasing)	6	577
American Assets Trust, Inc. (REIT)	36	808
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	66	751
American Campus Communities, Inc. (REIT)	48	1,705
American Equity Investment Life Holding Co. (Insurance)	72	915
American Greetings Corp.—Class A (Household Products/Wares)	48	1,154
American Public Education, Inc.* (Commercial Services)	18	801
American Science & Engineering, Inc. (Electronics)	12	960
American States Water Co. (Water)	30	1,040
American Superconductor Corp.* (Electrical Components & Equipment)	42	380
American Vanguard Corp. (Chemicals)	24	311
Amerigon, Inc.* (Auto Parts & Equipment)	30	521
Amerisafe, Inc.* (Insurance)	30	679

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 15

Common Stocks, continued

	Shares	Value
Ameristar Casinos, Inc. (Lodging)	30	$711
Ameron International Corp. (Miscellaneous Manufacturing)	12	788
Amkor Technology, Inc.* (Semiconductors)	72	444
AMN Healthcare Services, Inc.* (Commercial Services)	42	349
AmSurg Corp.* (Healthcare-Services)	36	941
AmTrust Financial Services, Inc. (Insurance)	18	410
Amyris, Inc.* (Energy-Alternate Sources)	18	506
Analogic Corp. (Electronics)	18	947
Ancestry.com, Inc.* (Internet)	30	1,242
AngioDynamics, Inc.* (Healthcare-Products)	30	427
Anixter International, Inc. (Telecommunications)	24	1,568
Ann, Inc.* (Retail)	42	1,096
Anworth Mortgage Asset Corp. (REIT)	192	1,442
Apco Oil & Gas International, Inc. (Oil & Gas)	12	1,043
Apogee Enterprises, Inc. (Building Materials)	36	461
Apollo Investment Corp. (Investment Companies)	186	1,899
Applied Industrial Technologies, Inc. (Machinery-Diversified)	36	1,282
Applied Micro Circuits Corp.* (Semiconductors)	78	691
Approach Resources, Inc.* (Oil & Gas)	24	544
Arbitron, Inc. (Commercial Services)	24	992
Arch Chemicals, Inc. (Chemicals)	30	1,033
Ardea Biosciences, Inc.* (Pharmaceuticals)	18	458
Argo Group International Holdings, Ltd. (Insurance)	24	713
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	120	1,360
Arkansas Best Corp. (Transportation)	24	570
ARMOUR Residential REIT, Inc. (REIT)	42	309
ArQule, Inc.* (Biotechnology)	72	450
Arris Group, Inc.* (Telecommunications)	102	1,184
ArthroCare Corp.* (Healthcare-Products)	24	803
Artio Global Investors, Inc. (Diversified Financial Services)	24	271
Aruba Networks, Inc.* (Telecommunications)	72	2,128
Asbury Automotive Group, Inc.* (Retail)	24	445
Ascena Retail Group, Inc.* (Retail)	54	1,839
Ascent Media Corp.—Class A* (Entertainment)	18	953
Ashford Hospitality Trust (REIT)	36	448
Aspen Technology, Inc.* (Software)	72	1,237
Assisted Living Concepts, Inc.—Class A (Healthcare-Services)	24	403
Associated Estates Realty Corp. (REIT)	66	1,072
Astec Industries, Inc.* (Machinery-Construction & Mining)	30	1,109
Astoria Financial Corp. (Savings & Loans)	84	1,074
athenahealth, Inc.* (Software)	36	1,480
Atlantic Power Corp. (Electric)	66	1,005
Atlantic Tele-Network, Inc. (Environmental Control)	12	460
Atlas Air Worldwide Holdings, Inc.* (Transportation)	24	1,428
ATMI, Inc.* (Semiconductors)	24	490
ATP Oil & Gas Corp.* (Oil & Gas)	48	735
Atrion Corp. (Healthcare-Products)	6	1,187
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	42	823
AVANIR Pharmaceuticals, Inc.—Class A* (Pharmaceuticals)	114	383
Aveo Phamaceuticals, Inc.* (Biotechnology)	30	618
Avid Technology, Inc.* (Software)	30	565
Avis Budget Group, Inc.* (Commercial Services)	96	1,641
Avista Corp. (Electric)	42	1,079

Common Stocks, continued

	Shares	Value
AZZ, Inc. (Miscellaneous Manufacturing)	12	$550
B&G Foods, Inc.—Class A (Food)	42	866
Badger Meter, Inc. (Electronics)	18	666
Balchem Corp. (Chemicals)	36	1,576
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	24	416
BancorpSouth, Inc. (Banks)	66	819
Bank of the Ozarks, Inc. (Banks)	12	625
Barnes & Noble, Inc. (Retail)	24	398
Barnes Group, Inc. (Miscellaneous Manufacturing)	54	1,340
Basic Energy Services, Inc.* (Oil & Gas Services)	24	755
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	42	958
Belden, Inc. (Electrical Components & Equipment)	30	1,046
Belo Corp.—Class A* (Media)	78	587
Benchmark Electronics, Inc.* (Electronics)	66	1,089
Berkshire Hills Bancorp, Inc. (Savings & Loans)	30	672
Berry Petroleum Co.—Class A (Oil & Gas)	42	2,231
BGC Partners, Inc.—Class A (Diversified Financial Services)	84	649
Bill Barrett Corp.* (Oil & Gas)	42	1,947
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	30	627
BioMed Realty Trust, Inc. (REIT)	102	1,962
BJ's Restaurants, Inc.* (Retail)	18	942
Black Box Corp. (Telecommunications)	30	938
Black Hills Corp. (Electric)	36	1,083
Blackbaud, Inc. (Software)	42	1,164
Blackboard, Inc.* (Software)	30	1,302
BlackRock Kelso Capital Corp. (Investment Companies)	78	700
Blount International, Inc.* (Machinery-Diversified)	48	839
Blue Coat Systems, Inc.* (Internet)	36	787
Blue Nile, Inc.* (Internet)	12	528
Bob Evans Farms, Inc. (Retail)	30	1,049
Boise, Inc. (Forest Products & Paper)	108	841
Boston Beer Co., Inc.—Class A* (Beverages)	6	538
Boston Private Financial Holdings, Inc. (Banks)	60	395
Bottomline Technologies, Inc.* (Software)	30	741
Boyd Gaming Corp.* (Lodging)	60	522
BPZ Resources, Inc.* (Oil & Gas)	90	295
Brady Corp.—Class A (Electronics)	42	1,347
Bravo Brio Restaurant Group, Inc.* (Retail)	18	440
Bridgepoint Education, Inc.* (Commercial Services)	18	450
Briggs & Stratton Corp. (Machinery-Diversified)	48	953
Brightpoint, Inc.* (Distribution/Wholesale)	66	535
Bristow Group, Inc. (Transportation)	36	1,837
BroadSoft, Inc.* (Internet)	24	915
Brookline Bancorp, Inc. (Savings & Loans)	60	556
Brooks Automation, Inc.* (Semiconductors)	60	652
Brown Shoe Co., Inc. (Retail)	36	383
Brunswick Corp. (Leisure Time)	78	1,591
Buckeye Technologies, Inc. (Forest Products & Paper)	60	1,619
Buffalo Wild Wings, Inc.* (Retail)	18	1,194
Cabela's, Inc.* (Retail)	36	977
Cabot Microelectronics Corp.* (Chemicals)	18	836
CACI International, Inc.—Class A* (Computers)	24	1,514
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	36	331

See accompanying notes to the financial statements.

16 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Cal Dive International, Inc.* (Oil & Gas Services)	90	$538
Cal-Maine Foods, Inc. (Food)	12	384
Calgon Carbon Corp.* (Environmental Control)	54	918
California Pizza Kitchen, Inc.* (Retail)	18	332
California Water Service Group (Water)	48	898
Caliper Life Sciences, Inc.* (Healthcare-Products)	54	438
Calix, Inc.* (Telecommunications)	30	625
Callaway Golf Co. (Leisure Time)	60	373
Campus Crest Communities, Inc. (REIT)	36	466
Cantel Medical Corp. (Healthcare-Products)	12	323
Capella Education Co.* (Commercial Services)	18	753
Capital Lease Funding, Inc. (REIT)	90	442
Capstead Mortgage Corp. (REIT)	96	1,286
Capstone Turbine Corp.* (Electrical Components & Equipment)	270	413
Cardinal Financial Corp. (Banks)	48	526
Cardtronics, Inc.* (Commercial Services)	36	844
Carrizo Oil & Gas, Inc.* (Oil & Gas)	36	1,503
Carter's, Inc.* (Apparel)	42	1,292
Cascade Corp. (Machinery-Diversified)	12	571
Casey's General Stores, Inc. (Retail)	30	1,320
Cash America International, Inc. (Retail)	30	1,736
Cass Information Systems, Inc. (Banks)	12	453
Cathay Bancorp, Inc. (Banks)	72	1,180
Cavium, Inc.* (Semiconductors)	48	2,092
Cbeyond, Inc.* (Telecommunications)	30	397
CBL & Associates Properties, Inc. (REIT)	126	2,284
CEC Entertainment, Inc. (Retail)	24	963
Cell Therapeutics, Inc.* (Biotechnology)	144	227
Centene Corp.* (Healthcare-Services)	48	1,705
Central European Distribution Corp.* (Distribution/Wholesale)	60	672
Central Eurpoean Media Enterprises, Ltd.—Class A* (Media)	30	593
Central Garden & Pet Co.—Class A* (Household Products/Wares)	48	487
Central Vermont Public Service Corp. (Electric)	12	434
Century Aluminum Co.* (Mining)	54	845
Cenveo, Inc.* (Commercial Services)	66	422
Cepheid, Inc.* (Healthcare-Products)	60	2,078
Ceradyne, Inc.* (Miscellaneous Manufacturing)	24	936
CEVA, Inc.* (Semiconductors)	24	731
CH Energy Group, Inc. (Electric)	24	1,278
Charming Shoppes, Inc.* (Retail)	120	499
Chart Industries, Inc.* (Machinery-Diversified)	30	1,619
Checkpoint Systems, Inc.* (Electronics)	36	644
Cheesecake Factory, Inc.* (Retail)	48	1,506
Chemed Corp. (Commercial Services)	24	1,572
Chemical Financial Corp. (Banks)	78	1,463
Chemtura Corp.* (Chemicals)	90	1,638
Cheniere Energy, Inc.* (Oil & Gas)	66	605
Chesapeake Lodging Trust (REIT)	36	614
Chesapeake Utilities Corp. (Oil & Gas Services)	12	480
Chiquita Brands International, Inc.* (Food)	48	625
Churchill Downs, Inc. (Entertainment)	18	811
CIBER, Inc.* (Computers)	78	433
Cincinnati Bell, Inc.* (Telecommunications)	198	657
Cinemark Holdings, Inc. (Entertainment)	78	1,615
CIRCOR International, Inc. (Metal Fabricate/Hardware)	12	514
Cirrus Logic, Inc.* (Semiconductors)	60	954
City Holding Co. (Banks)	18	595
Clarcor, Inc. (Miscellaneous Manufacturing)	42	1,986
Clayton Williams Energy, Inc.* (Oil & Gas)	6	360

Common Stocks, continued

	Shares	Value
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	54	$710
Clean Harbors, Inc.* (Environmental Control)	18	1,858
Clearwater Paper Corp.* (Forest Products & Paper)	12	819
Cleco Corp. (Electric)	48	1,673
Cloud Peak Energy, Inc.* (Coal)	60	1,278
CNO Financial Group, Inc.* (Insurance)	210	1,661
Coca-Cola Bottling Co. (Beverages)	6	406
Coeur d'Alene Mines Corp.* (Mining)	84	2,038
Cogent Communications Group, Inc.* (Internet)	42	714
Cognex Corp. (Machinery-Diversified)	36	1,275
Cohen & Steers, Inc. (Diversified Financial Services)	12	398
Coherent, Inc.* (Electronics)	18	995
Cohu, Inc. (Semiconductors)	42	551
Coinstar, Inc.* (Commercial Services)	30	1,636
Colfax Corp.* (Miscellaneous Manufacturing)	30	744
Collective Brands, Inc.* (Retail)	54	793
Colonial Properties Trust (REIT)	72	1,469
Colony Financial, Inc. (REIT)	48	867
Columbia Banking System, Inc. (Banks)	54	930
Columbia Sportswear Co. (Apparel)	12	761
Columbus McKinnon Corp. NY* (Machinery-Diversified)	30	539
Comfort Systems USA, Inc. (Building Materials)	48	509
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	36	511
Community Bank System, Inc. (Banks)	48	1,190
Community Trust Bancorp, Inc. (Banks)	60	1,663
Commvault Systems, Inc.* (Software)	36	1,600
Compass Diversified Holdings (Holding Companies-Diversified)	48	792
Complete Production Services, Inc.* (Oil & Gas Services)	72	2,402
Computer Programs & Systems, Inc. (Software)	12	762
comScore, Inc.* (Internet)	30	777
Comstock Resources, Inc.* (Oil & Gas)	42	1,209
Comtech Telecommunications Corp. (Telecommunications)	30	841
Conceptus, Inc.* (Healthcare-Products)	30	350
Concur Technologies, Inc.* (Software)	36	1,803
CONMED Corp.* (Healthcare-Products)	30	854
Consolidated Communications Holdings, Inc. (Telecommunications)	72	1,400
Consolidated Graphics, Inc.* (Commercial Services)	12	659
Constant Contact, Inc.* (Internet)	30	761
Contango Oil & Gas Co. (Oil & Gas)	12	701
Convergys Corp.* (Commercial Services)	96	1,309
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	54	1,069
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	12	428
Coresite Realty Corp. (REIT)	24	394
Corinthian Colleges, Inc.* (Commercial Services)	84	358
CoStar Group, Inc.* (Commercial Services)	24	1,423
Cousins Properties, Inc. (REIT)	66	564
Cracker Barrel Old Country Store, Inc. (Retail)	18	888
Credit Acceptance Corp.* (Diversified Financial Services)	6	507
CreXus Investment Corp. (REIT)	78	867
Crocs, Inc.* (Apparel)	78	2,008
Crosstex Energy, Inc. (Oil & Gas)	42	500

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 17

Common Stocks, continued

	Shares	Value
CSG Systems International, Inc.* (Software)	36	$665
CTS Corp. (Electronics)	60	580
Cubic Corp. (Electronics)	12	612
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	54	1,943
Curtiss-Wright Corp. (Aerospace/Defense)	30	971
CVB Financial Corp. (Banks)	84	777
CVR Energy, Inc.* (Oil & Gas)	78	1,920
Cyberonics, Inc.* (Healthcare-Products)	30	839
Cymer, Inc.* (Electronics)	24	1,188
Cypress Sharpridge Investments, Inc. (REIT)	102	1,307
Daktronics, Inc. (Electronics)	36	388
Dana Holding Corp.* (Auto Parts & Equipment)	132	2,416
Darling International, Inc.* (Environmental Control)	102	1,805
DCT Industrial Trust, Inc. (REIT)	252	1,318
DealerTrack Holdings, Inc.* (Internet)	36	826
Delphi Financial Group, Inc.—Class A (Insurance)	54	1,577
Deltic Timber Corp. (Forest Products & Paper)	12	644
Deluxe Corp. (Commercial Services)	42	1,038
Denny's Corp.* (Retail)	126	489
DepoMed, Inc.* (Pharmaceuticals)	72	589
Dexcom, Inc.* (Healthcare-Products)	60	869
DG Fastchannel, Inc.* (Media)	24	769
Diamond Foods, Inc. (Food)	18	1,374
DiamondRock Hospitality Co. (REIT)	168	1,803
Dice Holdings, Inc.* (Internet)	48	649
Digi International, Inc.* (Software)	30	390
Digital River, Inc.* (Internet)	42	1,351
DigitalGlobe, Inc.* (Telecommunications)	30	762
Dime Community Bancshares, Inc. (Savings & Loans)	54	785
DineEquity, Inc.* (Retail)	12	627
Diodes, Inc.* (Semiconductors)	30	783
Dole Food Co., Inc.* (Food)	36	487
Dollar Financial Corp.* (Commercial Services)	42	909
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	24	1,770
Domino's Pizza, Inc.* (Retail)	54	1,363
Dorman Products, Inc.* (Auto Parts & Equipment)	18	712
Drew Industries, Inc. (Building Materials)	24	593
Dril-Quip, Inc.* (Oil & Gas Services)	30	2,035
DTS, Inc.* (Home Furnishings)	18	730
Duff & Phelps Corp.—Class A (Diversified Financial Services)	42	539
DuPont Fabros Technology, Inc. (REIT)	54	1,361
Dycom Industries, Inc.* (Engineering & Construction)	36	588
Dynavax Technologies Corp.* (Biotechnology)	138	380
Dynegy, Inc.—Class A* (Electric)	90	557
Dynex Capital, Inc. (REIT)	54	523
E.W. Scripps Co.* (Media)	48	464
Eagle Materials, Inc. (Building Materials)	36	1,003
EarthLink, Inc. (Internet)	102	785
EastGroup Properties, Inc. (REIT)	18	765
Eastman Kodak Co.* (Miscellaneous Manufacturing)	240	859
Ebix, Inc.* (Software)	24	457
Echelon Corp.* (Computers)	36	327
Education Realty Trust, Inc. (REIT)	72	617
El Paso Electric Co. (Electric)	42	1,357
Electro Rent Corp. (Commercial Services)	36	616
Electro Scientific Industries, Inc.* (Electronics)	24	463
Electronics for Imaging, Inc.* (Computers)	42	723

Common Stocks, continued

	Shares	Value
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	18	$523
EMCOR Group, Inc.* (Engineering & Construction)	60	1,759
Emergent Biosolutions, Inc.* (Biotechnology)	24	541
Emeritus Corp.* (Healthcare-Services)	36	765
Empire District Electric Co. (Electric)	36	693
Employers Holdings, Inc. (Insurance)	36	604
EMS Technologies, Inc.* (Telecommunications)	12	396
Emulex Corp.* (Semiconductors)	78	671
Encore Capital Group, Inc.* (Diversified Financial Services)	18	553
Encore Wire Corp. (Electrical Components & Equipment)	18	436
Endeavour International Corp.* (Oil & Gas)	48	723
Endologix, Inc.* (Healthcare-Products)	48	446
Energy Partners, Ltd.* (Oil & Gas)	42	622
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	66	2,193
EnergySolutions, Inc. (Environmental Control)	66	326
EnerNOC, Inc.* (Electric)	24	378
EnerSys* (Electrical Components & Equipment)	42	1,446
Ennis, Inc. (Household Products/Wares)	30	522
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	18	865
Enstar Group, Ltd.* (Insurance)	6	627
Entegris, Inc.* (Semiconductors)	114	1,154
Entertainment Properties Trust (REIT)	36	1,681
Entropic Communications, Inc.* (Semiconductors)	72	640
Enzon Pharmaceuticals, Inc.* (Biotechnology)	60	603
EPIQ Systems, Inc. (Software)	42	597
Equity Lifestyle Properties, Inc. (REIT)	24	1,499
Equity One, Inc. (REIT)	18	336
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	18	662
Esterline Technologies Corp.* (Aerospace/Defense)	24	1,834
Ethan Allen Interiors, Inc. (Home Furnishings)	24	511
Euronet Worldwide, Inc.* (Commercial Services)	48	740
Evercore Partners, Inc.—Class A (Diversified Financial Services)	18	600
Exact Sciences Corp.* (Biotechnology)	54	464
ExamWorks Group, Inc.* (Commercial Services)	24	609
Exelixis, Inc.* (Biotechnology)	120	1,075
Exide Technologies* (Electrical Components & Equipment)	90	688
Exlservice Holdings, Inc.* (Commercial Services)	12	277
Exponent, Inc.* (Commercial Services)	24	1,044
Express, Inc. (Retail)	48	1,046
Exterran Holdings, Inc.* (Oil & Gas Services)	54	1,071
Extra Space Storage, Inc. (REIT)	66	1,408
EZCORP, Inc.—Class A* (Retail)	42	1,494
F.N.B. Corp. (Banks)	108	1,118
Fabrinet* (Miscellaneous Manufacturing)	18	437
Fair Isaac Corp. (Software)	36	1,087
FARO Technologies, Inc.* (Electronics)	18	788
FBL Financial Group, Inc.—Class A (Insurance)	18	579
Federal Signal Corp. (Miscellaneous Manufacturing)	96	630
FEI Co.* (Electronics)	36	1,375
FelCor Lodging Trust, Inc.* (REIT)	156	831
Ferro Corp.* (Chemicals)	72	968

See accompanying notes to the financial statements.

18 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Fifth Street Finance Corp. (Investment Companies)	84	$974
Financial Engines, Inc.* (Diversified Financial Services)	42	1,089
Finisar Corp.* (Telecommunications)	78	1,406
First American Financial Corp. (Insurance)	102	1,596
First Busey Corp. (Banks)	126	667
First Cash Financial Services, Inc.* (Retail)	30	1,260
First Commonwealth Financial Corp. (Banks)	114	654
First Financial Bancorp (Banks)	42	701
First Financial Bankshares, Inc. (Banks)	36	1,240
First Financial Corp. (Banks)	12	393
First Industrial Realty Trust, Inc.* (REIT)	60	687
First Midwest Bancorp, Inc. (Banks)	72	885
First Potomac Realty Trust (REIT)	36	551
FirstMerit Corp. (Banks)	84	1,387
Flagstone Reinsurance Holdings S.A. (Insurance)	60	506
Flotek Industries, Inc.* (Miscellaneous Manufacturing)	48	409
Flushing Financial Corp. (Savings & Loans)	42	546
Force Protection, Inc.* (Auto Manufacturers)	90	447
Forestar Group, Inc.* (Real Estate)	36	591
FormFactor, Inc.* (Semiconductors)	102	924
Forrester Research, Inc. (Commercial Services)	18	593
Forward Air Corp. (Transportation)	30	1,014
FPIC Insurance Group, Inc.* (Insurance)	12	500
Franklin Electric Co., Inc. (Hand/Machine Tools)	18	845
Franklin Street Properties Corp. (REIT)	72	930
Fred's, Inc. (Retail)	60	866
Fresh Del Monte Produce, Inc. (Food)	30	800
Frontline, Ltd. (Transportation)	42	619
FTI Consulting, Inc.* (Commercial Services)	36	1,366
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	18	449
Fuller (H.B.) Co. (Chemicals)	48	1,172
FX Energy, Inc.* (Oil & Gas)	66	579
G & K Services, Inc. (Textiles)	24	813
G-III Apparel Group, Ltd.* (Apparel)	18	621
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	6	278
Gaylord Entertainment Co.* (Lodging)	36	1,080
GenCorp, Inc.* (Aerospace/Defense)	66	424
Generac Holdings, Inc.* (Electrical Components & Equipment)	30	582
General Communication, Inc.—Class A* (Telecommunications)	48	579
Genesco, Inc.* (Retail)	18	938
Genesee & Wyoming, Inc.—Class A* (Transportation)	42	2,463
Genomic Health, Inc.* (Healthcare-Products)	18	502
Gentiva Health Services, Inc.* (Healthcare-Services)	30	625
GeoEye, Inc.* (Telecommunications)	24	898
GeoResources, Inc.* (Oil & Gas)	30	675
Georgia Gulf Corp.* (Chemicals)	30	724
Geron Corp.* (Biotechnology)	156	626
Getty Realty Corp. (REIT)	30	757
GFI Group, Inc. (Diversified Financial Services)	96	441
Gibraltar Industries, Inc.* (Iron/Steel)	36	408
Glacier Bancorp, Inc. (Banks)	96	1,294
Glatfelter (Forest Products & Paper)	48	738
Glimcher Realty Trust (REIT)	90	855
Global Crossing, Ltd.* (Telecommunications)	24	921

Common Stocks, continued

	Shares	Value
Global Geophysical Services, Inc.* (Oil & Gas Services)	18	$320
Global Industries, Ltd.* (Oil & Gas Services)	96	526
Global Power Equipment Group, Inc.* (Machinery-Diversified)	6	159
Globe Specialty Metals, Inc. (Mining)	66	1,480
Globecomm Systems, Inc.* (Telecommunications)	24	373
GNC Acquisition Holdings, Inc.—Class A* (Retail)	18	393
Golar LNG, Ltd. (Transportation)	30	1,047
Gold Resource Corp. (Mining)	24	598
Golden Star Resources, Ltd.* (Mining)	276	607
Goodrich Petroleum Corp.* (Oil & Gas)	30	552
Government Properties Income Trust (REIT)	36	973
Graham Packaging Co., Inc.* (Packaging & Containers)	24	605
Grand Canyon Education, Inc.* (Commercial Services)	30	425
Granite Construction, Inc. (Engineering & Construction)	36	883
Graphic Packaging Holding Co.* (Packaging & Containers)	156	849
Great Lakes Dredge & Dock Co. (Commercial Services)	72	402
Greatbatch, Inc.* (Electrical Components & Equipment)	24	644
Greenlight Capital Re, Ltd.—Class A* (Insurance)	36	946
Griffon Corp.* (Miscellaneous Manufacturing)	60	605
Group 1 Automotive, Inc. (Retail)	24	988
GT Solar International, Inc.* (Semiconductors)	108	1,750
Gulf Island Fabrication, Inc. (Oil & Gas Services)	18	581
GulfMark Offshore, Inc.—Class A* (Transportation)	24	1,061
Gulfport Energy Corp.* (Oil & Gas)	36	1,069
H&E Equipment Services, Inc.* (Commercial Services)	36	504
Haemonetics Corp.* (Healthcare-Products)	18	1,159
Halozyme Therapeutics, Inc.* (Biotechnology)	102	705
Hancock Holding Co. (Banks)	66	2,047
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	30	734
Harleysville Group, Inc. (Insurance)	24	748
Harmonic, Inc.* (Telecommunications)	120	868
Harte-Hanks, Inc. (Advertising)	48	390
Harvest Natural Resources, Inc.* (Oil & Gas)	36	397
Hatteras Financial Corp. (REIT)	78	2,202
Haynes International, Inc. (Metal Fabricate/Hardware)	12	743
Healthcare Realty Trust, Inc. (REIT)	60	1,238
Healthcare Services Group, Inc. (Commercial Services)	78	1,267
HEALTHSOUTH Corp.* (Healthcare-Services)	84	2,204
HealthSpring, Inc.* (Healthcare-Services)	60	2,768
Healthways, Inc.* (Healthcare-Services)	36	546
Heartland Express, Inc. (Transportation)	48	795
Heartland Payment Systems, Inc. (Commercial Services)	36	742
HeartWare International, Inc.* (Healthcare-Products)	12	889
Heckmann Corp.* (Beverages)	96	580
Hecla Mining Co.* (Mining)	282	2,169
HEICO Corp. (Aerospace/Defense)	36	1,971

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 19

Common Stocks, continued

	Shares	Value
Heidrick & Struggles International, Inc. (Commercial Services)	18	$408
Helen of Troy, Ltd.* (Household Products/Wares)	30	1,036
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	102	1,689
Hercules Offshore, Inc.* (Oil & Gas Services)	96	529
Hercules Technology Growth Capital, Inc. (Investment Companies)	66	694
Herman Miller, Inc. (Office Furnishings)	48	1,307
Hersha Hospitality Trust (REIT)	150	836
Hexcel Corp.* (Aerospace/Defense Equipment)	90	1,970
HFF, Inc.—Class A* (Real Estate)	30	453
Hibbett Sports, Inc.* (Retail)	24	977
Higher One Holdings, Inc.* (Diversified Financial Services)	30	568
Highwoods Properties, Inc. (REIT)	36	1,193
Hillenbrand, Inc. (Commercial Services)	54	1,277
Hilltop Holdings, Inc.* (Real Estate)	60	530
Hittite Microwave Corp.* (Semiconductors)	30	1,857
HMS Holdings Corp.* (Commercial Services)	30	2,306
HNI Corp. (Office Furnishings)	42	1,055
Home Bancshares, Inc. (Banks)	24	567
Home Properties, Inc. (REIT)	24	1,461
Horace Mann Educators Corp. (Insurance)	42	656
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	24	660
Horsehead Holding Corp.* (Mining)	36	480
Hot Topic, Inc. (Retail)	42	312
HSN, Inc.* (Retail)	36	1,185
Hub Group, Inc.—Class A* (Transportation)	36	1,356
Hudson Pacific Properties, Inc. (REIT)	30	466
Huron Consulting Group, Inc.* (Commercial Services)	24	725
Hypercom Corp.* (Telecommunications)	60	590
Hyperdynamics Corp.* (Oil & Gas)	156	671
IBERIABANK Corp. (Banks)	24	1,383
ICF International, Inc.* (Commercial Services)	24	609
ICG Group, Inc.* (Internet)	36	440
ICO Global Communications (Holding), Ltd.* (Telecommunications)	156	432
Iconix Brand Group, Inc.* (Apparel)	66	1,597
ICU Medical, Inc.* (Healthcare-Products)	24	1,049
IDACORP, Inc. (Electric)	36	1,422
IDT Corp. (Telecommunications)	12	324
iGATE Corp. (Computers)	30	490
II-VI, Inc.* (Electronics)	48	1,229
Immucor, Inc.* (Healthcare-Products)	66	1,348
ImmunoGen, Inc.* (Biotechnology)	72	878
Impax Laboratories, Inc.* (Pharmaceuticals)	54	1,177
Incyte, Corp.* (Biotechnology)	78	1,477
Independent Bank Corp./MA (Banks)	30	788
Infinera Corp.* (Telecommunications)	126	871
Infinity Property & Casualty Corp. (Insurance)	12	656
InfoSpace, Inc.* (Internet)	60	547
Inland Real Estate Corp. (REIT)	78	689
Innophos Holdings, Inc. (Chemicals)	18	878
Innospec, Inc.* (Chemicals)	18	605
Inphi Corp.* (Semiconductors)	18	313
Insight Enterprises, Inc.* (Retail)	48	850
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	36	755
Insperity, Inc. (Commercial Services)	24	711
Insulet Corp.* (Healthcare-Products)	42	931
Integra LifeSciences Holdings* (Biotechnology)	18	861

Common Stocks, continued

	Shares	Value
Integrated Device Technology, Inc.* (Semiconductors)	126	$990
Inter Parfums, Inc. (Cosmetics/Personal Care)	18	415
Interactive Intelligence, Inc.* (Software)	18	631
InterDigital, Inc. (Telecommunications)	42	1,716
Interface, Inc.—Class A (Office Furnishings)	42	814
Interline Brands, Inc.* (Building Materials)	36	661
Intermec, Inc.* (Machinery-Diversified)	48	530
InterMune, Inc.* (Biotechnology)	42	1,506
Internap Network Services Corp.* (Internet)	48	353
International Bancshares Corp. (Banks)	42	703
International Speedway Corp.—Class A (Entertainment)	24	682
Interval Leisure Group, Inc.* (Leisure Time)	42	575
INTL FCStone, Inc.* (Diversified Financial Services)	18	436
Intralinks Holdings, Inc.* (Internet)	30	518
Invacare Corp. (Healthcare-Products)	18	597
Invesco Mortgage Capital, Inc. (REIT)	66	1,395
Investment Technology Group, Inc.* (Diversified Financial Services)	42	589
Investors Bancorp, Inc.* (Savings & Loans)	66	937
Investors Real Estate Trust (REIT)	84	727
ION Geophysical Corp.* (Oil & Gas Services)	114	1,078
IPC The Hospitalist Co.* (Healthcare-Services)	18	834
Iridium Communications, Inc.* (Telecommunications)	48	415
iRobot Corp.* (Machinery-Diversified)	24	847
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	60	943
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	126	1,154
iStar Financial, Inc.* (REIT)	120	973
Ixia* (Telecommunications)	36	461
IXYS Corp.* (Semiconductors)	30	449
J & J Snack Foods Corp. (Food)	18	897
j2 Global Communications, Inc.* (Internet)	48	1,355
Jack Henry & Associates, Inc. (Computers)	72	2,161
Jack in the Box, Inc.* (Retail)	48	1,093
Jaguar Mining, Inc.* (Mining)	90	430
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	30	552
James River Coal Co.* (Coal)	42	874
Jazz Pharmaceuticals, Inc.* (Pharmaceuticals)	24	800
JDA Software Group, Inc.* (Software)	36	1,112
JetBlue Airways Corp.* (Airlines)	228	1,391
John Bean Technologies Corp. (Miscellaneous Manufacturing)	42	811
Jos. A. Bank Clothiers, Inc.* (Retail)	24	1,200
K12, Inc.* (Commercial Services)	30	994
Kadant, Inc.* (Machinery-Diversified)	18	567
Kaiser Aluminum Corp. (Mining)	18	983
Kaman Corp. (Aerospace/Defense)	24	851
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	48	795
Kaydon Corp. (Metal Fabricate/Hardware)	30	1,120
KB Home (Home Builders)	90	880
KBW, Inc. (Diversified Financial Services)	36	673
Kelly Services, Inc.—Class A* (Commercial Services)	24	396
KEMET Corp.* (Electronics)	36	514
Kenexa Corp.* (Commercial Services)	24	576
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	84	397
Key Energy Services, Inc.* (Oil & Gas Services)	114	2,052
Kforce, Inc.* (Commercial Services)	36	471
Kilroy Realty Corp. (REIT)	60	2,369
Kindred Healthcare, Inc.* (Healthcare-Services)	48	1,031

See accompanying notes to the financial statements.

20 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
KIT Digital, Inc.* (Internet)	42	$501
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	102	1,124
Knight Transportation, Inc. (Transportation)	54	917
Knightsbridge Tankers, Ltd. (Transportation)	18	397
Knoll, Inc. (Office Furnishings)	42	843
Knology, Inc.* (Telecommunications)	30	446
Kodiak Oil & Gas Corp.* (Oil & Gas)	168	969
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	18	683
Korn/Ferry International* (Commercial Services)	42	924
Kraton Performance Polymers, Inc.* (Chemicals)	30	1,175
Krispy Kreme Doughnuts, Inc.* (Retail)	54	514
Kulicke & Soffa Industries, Inc.* (Semiconductors)	66	735
L-1 Identity Solutions, Inc.* (Electronics)	60	705
La-Z-Boy, Inc.* (Home Furnishings)	54	533
Laclede Group, Inc. (Gas)	42	1,589
Lakeland Financial Corp. (Banks)	48	1,068
Lancaster Colony Corp. (Miscellaneous Manufacturing)	18	1,095
Landauer, Inc. (Commercial Services)	12	739
LaSalle Hotel Properties (REIT)	84	2,213
Lattice Semiconductor Corp.* (Semiconductors)	114	743
Lawson Software, Inc.* (Software)	132	1,481
Layne Christensen Co.* (Engineering & Construction)	18	546
Leap Wireless International, Inc.* (Telecommunications)	54	876
Lexington Realty Trust (REIT)	114	1,041
LHC Group, Inc.* (Healthcare-Services)	18	415
Life Time Fitness, Inc.* (Leisure Time)	36	1,437
Limelight Networks, Inc.* (Internet)	78	356
Lincoln Educational Services Corp. (Commercial Services)	24	412
Lindsay Manufacturing Co. (Machinery-Diversified)	12	826
Liquidity Services, Inc.* (Internet)	18	425
Lithia Motors, Inc.—Class A (Retail)	30	589
Littelfuse, Inc. (Electrical Components & Equipment)	18	1,057
Live Nation, Inc.* (Commercial Services)	120	1,376
LivePerson, Inc.* (Computers)	54	764
Liz Claiborne, Inc.* (Apparel)	72	385
LogMeIn, Inc.* (Telecommunications)	18	694
Loral Space & Communications, Inc.* (Telecommunications)	12	834
Louisiana-Pacific Corp.* (Forest Products & Paper)	126	1,026
LSB Industries, Inc.* (Miscellaneous Manufacturing)	18	773
LTC Properties, Inc. (REIT)	24	668
LTX-Credence Corp.* (Semiconductors)	54	483
Lufkin Industries, Inc. (Oil & Gas Services)	24	2,065
Lumber Liquidators Holdings, Inc.* (Retail)	24	610
Luminex Corp.* (Healthcare-Products)	36	752
M.D.C. Holdings, Inc. (Home Builders)	36	887
Magellan Health Services, Inc.* (Healthcare-Services)	30	1,642
Magma Design Automation, Inc.* (Electronics)	60	479
Magnum Hunter Resources Corp.* (Oil & Gas)	120	811
Maiden Holdings, Ltd. (Insurance)	54	491
Maidenform Brands, Inc.* (Apparel)	24	664
Main Street Capital Corp. (Investment Companies)	36	682

Common Stocks, continued

	Shares	Value
MAKO Surgical Corp.* (Healthcare-Products)	30	$892
Manhattan Associates, Inc.* (Computers)	18	620
MannKind Corp.* (Pharmaceuticals)	84	319
ManTech International Corp.—Class A (Software)	24	1,066
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	30	479
MarketAxess Holdings, Inc. (Diversified Financial Services)	30	752
Marten Transport, Ltd. (Transportation)	18	389
Masimo Corp. (Healthcare-Products)	42	1,247
MasTec, Inc.* (Telecommunications)	54	1,065
Materion Corp.* (Mining)	18	665
Matrix Service Co.* (Oil & Gas Services)	30	401
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	36	1,445
MAXIMUS, Inc. (Commercial Services)	18	1,489
Maxwell Technologies, Inc.* (Computers)	36	583
MB Financial, Inc. (Banks)	42	808
MCG Capital Corp. (Investment Companies)	144	876
McGrath Rentcorp (Commercial Services)	36	1,011
McMoRan Exploration Co.* (Oil & Gas)	96	1,774
MDC Partners, Inc.—Class A (Advertising)	24	433
Meadowbrook Insurance Group, Inc. (Insurance)	162	1,605
Measurement Specialties, Inc.* (Electronics)	18	643
MedAssets, Inc.* (Software)	48	641
Medical Properties Trust, Inc. (REIT)	120	1,380
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	48	1,832
Medidata Solutions, Inc.* (Software)	18	430
Medifast, Inc.* (Commercial Services)	12	285
Medivation, Inc.* (Pharmaceuticals)	30	643
MedQuist Holdings, Inc.* (Software)	30	388
Mentor Graphics Corp.* (Computers)	78	999
Mercury Computer Systems, Inc.* (Computers)	36	672
Meredith Corp. (Media)	30	934
Meridian Bioscience, Inc. (Healthcare-Products)	42	1,013
Merit Medical Systems, Inc.* (Healthcare-Products)	30	539
Meritage Homes Corp.* (Home Builders)	36	812
Meritor, Inc.* (Auto Parts & Equipment)	90	1,444
Methode Electronics, Inc. (Electronics)	60	697
MF Global Holdings, Ltd.* (Diversified Financial Services)	144	1,115
MFA Financial, Inc. (REIT)	324	2,605
MGE Energy, Inc. (Electric)	48	1,945
MGIC Investment Corp.* (Insurance)	168	1,000
Micrel, Inc. (Semiconductors)	42	444
Micromet, Inc.* (Biotechnology)	102	585
Microsemi Corp.* (Semiconductors)	78	1,599
MicroStrategy, Inc.—Class A* (Software)	6	976
Mid-America Apartment Communities, Inc. (REIT)	30	2,024
Mine Safety Appliances Co. (Environmental Control)	24	896
Minerals Technologies, Inc. (Chemicals)	18	1,193
MIPS Technologies, Inc.* (Semiconductors)	48	332
MKS Instruments, Inc. (Semiconductors)	48	1,268
Mobile Mini, Inc.* (Storage/Warehousing)	36	763
Modine Manufacturing Co.* (Auto Parts & Equipment)	54	830
Molina Healthcare, Inc.* (Healthcare-Services)	36	976
Momenta Pharmaceuticals, Inc.* (Biotechnology)	54	1,051

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 21

Common Stocks, continued

	Shares	Value
Monolithic Power Systems, Inc.* (Semiconductors)	30	$463
Monotype Imaging Holdings, Inc.* (Software)	36	509
Monro Muffler Brake, Inc. (Commercial Services)	30	1,119
Montpelier Re Holdings, Ltd. (Insurance)	60	1,080
Moog, Inc.—Class A* (Aerospace/Defense)	42	1,828
Motricity, Inc.* (Telecommunications)	36	278
Move, Inc.* (Internet)	138	302
MTS Systems Corp. (Computers)	18	753
Mueller Industries, Inc. (Metal Fabricate/Hardware)	36	1,365
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	192	764
MVC Capital, Inc. (Investment Companies)	36	476
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	12	969
Myers Industries, Inc. (Miscellaneous Manufacturing)	42	432
MYR Group, Inc.* (Engineering & Construction)	24	562
NACCO Industries, Inc.—Class A (Machinery-Diversified)	6	581
Nanometrics, Inc.* (Semiconductors)	24	456
Nash Finch Co. (Food)	12	430
National CineMedia, Inc. (Entertainment)	48	812
National Financial Partners* (Diversified Financial Services)	42	485
National Health Investors, Inc. (REIT)	30	1,333
National Healthcare Corp. (Healthcare-Services)	18	892
National Penn Bancshares, Inc. (Banks)	114	904
National Presto Industries, Inc. (Housewares)	6	609
National Retail Properties, Inc. (REIT)	60	1,471
National Western Life Insurance Co.—Class A (Insurance)	6	957
Natus Medical, Inc.* (Healthcare-Products)	30	455
Navigant Consulting Co.* (Commercial Services)	48	504
NBT Bancorp, Inc. (Banks)	102	2,257
Neenah Paper, Inc. (Forest Products & Paper)	18	383
Nektar Therapeutics* (Biotechnology)	108	785
Nelnet, Inc.—Class A (Diversified Financial Services)	30	662
Neogen Corp.* (Pharmaceuticals)	30	1,356
Neoprobe Corp.* (Healthcare-Products)	78	259
NETGEAR, Inc.* (Telecommunications)	30	1,312
Netlogic Microsystems, Inc.* (Semiconductors)	60	2,425
NetScout Systems, Inc.* (Computers)	42	877
NetSuite, Inc.* (Software)	24	941
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	48	386
Neutral Tandem, Inc.* (Telecommunications)	36	627
New Jersey Resources Corp. (Gas)	42	1,874
Newcastle Investment Corp. (REIT)	78	451
NewMarket Corp. (Chemicals)	6	1,024
Newpark Resources, Inc.* (Oil & Gas Services)	78	707
Newport Corp.* (Electronics)	42	763
NIC, Inc. (Internet)	66	888
Noranda Aluminum Holding Corp.* (Mining)	30	454
Nordic American Tankers, Ltd. (Transportation)	42	955
Northern Oil & Gas, Inc.* (Oil & Gas)	54	1,196
NorthStar Realty Finance Corp. (REIT)	138	556
Northwest Bancshares, Inc. (Savings & Loans)	150	1,887
Northwest Natural Gas Co. (Gas)	24	1,083
NorthWestern Corp. (Electric)	36	1,192
NPS Pharmaceuticals, Inc.* (Biotechnology)	84	794
NTELOS Holdings Corp. (Telecommunications)	42	858
Nu Skin Enterprises, Inc. (Retail)	42	1,577
Common Stocks, continued

	Shares	Value
Nutrisystem, Inc. (Commercial Services)	30	$422
NuVasive, Inc.* (Healthcare-Products)	36	1,184
NxStage Medical, Inc.* (Healthcare-Products)	42	874
Oasis Petroleum, Inc.* (Oil & Gas)	48	1,425
Oclaro, Inc.* (Telecommunications)	42	282
Ocwen Financial Corp.* (Diversified Financial Services)	66	842
OCZ Technology Group, Inc.* (Computers)	48	384
Office Depot, Inc.* (Retail)	228	962
OfficeMax, Inc.* (Retail)	72	565
Old Dominion Freight Line, Inc.* (Transportation)	42	1,567
Old National Bancorp (Banks)	72	778
Olin Corp. (Chemicals)	66	1,496
OM Group, Inc.* (Chemicals)	30	1,219
OMEGA Healthcare Investors, Inc. (REIT)	84	1,765
Omnicell, Inc.* (Software)	30	468
OmniVision Technologies, Inc.* (Semiconductors)	48	1,671
Omnova Solutions, Inc.* (Chemicals)	42	292
On Assignment, Inc.* (Commercial Services)	36	354
Oncothyreon, Inc.* (Biotechnology)	36	331
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	54	1,906
OpenTable, Inc.* (Internet)	18	1,496
Opko Health, Inc.* (Pharmaceuticals)	216	797
Oplink Communications, Inc.* (Telecommunications)	24	447
OPNET Technologies, Inc. (Software)	12	491
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	42	499
optionsXpress Holdings, Inc. (Diversified Financial Services)	30	500
OraSure Technologies, Inc.* (Healthcare-Products)	54	461
Orbital Sciences Corp.* (Aerospace/Defense)	72	1,213
Orient-Express Hotels, Ltd.—Class A* (Lodging)	102	1,096
Oriental Financial Group, Inc. (Banks)	72	928
Oritani Financial Corp. (Savings & Loans)	90	1,151
Ormat Technologies, Inc. (Electric)	18	396
Orthofix International N.V.* (Healthcare-Products)	18	764
OSI Systems, Inc.* (Electronics)	18	774
Otter Tail Corp. (Electric)	48	1,013
Overseas Shipholding Group, Inc. (Transportation)	24	647
Owens & Minor, Inc. (Distribution/Wholesale)	66	2,276
Oxford Industries, Inc. (Apparel)	12	405
OYO Geospace Corp.* (Oil & Gas Services)	6	600
P.F. Chang's China Bistro, Inc. (Retail)	18	724
Pacific Biosciences of California, Inc.* (Biotechnology)	36	421
PacWest Bancorp (Banks)	24	494
PAETEC Holding Corp.* (Telecommunications)	114	546
Papa John's International, Inc.* (Retail)	18	599
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	24	792
Parametric Technology Corp.* (Software)	102	2,339
Paramount Gold and Silver Corp.* (Mining)	114	372
PAREXEL International Corp.* (Commercial Services)	54	1,272
Park Electrochemical Corp. (Electronics)	36	1,006
Park National Corp. (Banks)	18	1,185
Parker Drilling Co.* (Oil & Gas)	108	632
Parkway Properties, Inc. (REIT)	24	409

See accompanying notes to the financial statements.

22 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Patriot Coal Corp.* (Coal)	90	$2,003
PDL BioPharma, Inc. (Biotechnology)	150	881
Pebblebrook Hotel Trust (REIT)	54	1,090
Peet's Coffee & Tea, Inc.* (Beverages)	12	692
Pegasystems, Inc. (Software)	18	838
Penn Virginia Corp. (Oil & Gas)	48	634
PennantPark Investment Corp. (Investment Companies)	66	740
Pennsylvania REIT (REIT)	54	848
PennyMac Mortgage Investment Trust (REIT)	48	795
Penske Automotive Group, Inc. (Retail)	36	819
Perry Ellis International, Inc.* (Apparel)	18	455
Petroleum Development* (Oil & Gas)	24	718
PetroQuest Energy, Inc.* (Oil & Gas)	60	421
Pharmacyclics, Inc.* (Pharmaceuticals)	42	438
PharMerica Corp.* (Pharmaceuticals)	30	383
PHH Corp.* (Commercial Services)	54	1,108
Photronics, Inc.* (Semiconductors)	48	407
PICO Holdings, Inc.* (Water)	24	696
Piedmont Natural Gas Co., Inc. (Gas)	60	1,816
Pier 1 Imports, Inc.* (Retail)	96	1,111
Pinnacle Entertainment, Inc.* (Entertainment)	54	805
Pinnacle Financial Partners, Inc.* (Banks)	30	467
Pioneer Drilling Co.* (Oil & Gas)	48	732
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	24	691
Plantronics, Inc. (Telecommunications)	48	1,753
Platinum Underwriters Holdings, Ltd. (Insurance)	30	997
Plexus Corp.* (Electronics)	30	1,044
PMFG, Inc.* (Miscellaneous Manufacturing)	24	476
PNM Resources, Inc. (Electric)	78	1,306
PolyOne Corp. (Chemicals)	78	1,207
Pool Corp. (Distribution/Wholesale)	48	1,431
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	18	1,526
Portland General Electric Co. (Electric)	48	1,213
Post Properties, Inc. (REIT)	42	1,712
Potlatch Corp. (Forest Products & Paper)	36	1,270
Powell Industries, Inc.* (Electrical Components & Equipment)	12	438
Power Integrations, Inc. (Semiconductors)	24	922
Power-One, Inc.* (Electrical Components & Equipment)	66	535
Powerwave Technologies, Inc.* (Telecommunications)	180	531
Pre-Paid Legal Services, Inc.* (Commercial Services)	24	1,596
Premiere Global Services, Inc.* (Telecommunications)	72	575
Prestige Brands Holdings, Inc.* (Healthcare-Products)	48	616
PriceSmart, Inc. (Retail)	18	922
Primerica, Inc. (Insurance)	36	791
Primoris Services Corp. (Holding Companies-Diversified)	30	387
PrivateBancorp, Inc. (Banks)	48	662
ProAssurance Corp.* (Insurance)	30	2,100
Progress Software Corp.* (Software)	60	1,448
PROS Holdings, Inc.* (Software)	24	420
Prospect Capital Corp. (Investment Companies)	90	910
Prosperity Bancshares, Inc. (Banks)	36	1,578
Provident Financial Services, Inc. (Savings & Loans)	78	1,117
Provident New York Bancorp (Savings & Loans)	84	702

Common Stocks, continued

	Shares	Value
PS Business Parks, Inc. (REIT)	12	$661
PSS World Medical, Inc.* (Healthcare-Products)	42	1,176
QLIK Technologies, Inc.* (Software)	60	2,044
Quad Graphics, Inc. (Commercial Services)	18	699
Quaker Chemical Corp. (Chemicals)	18	774
Quality Systems, Inc. (Software)	18	1,571
Quanex Building Products Corp. (Building Materials)	42	688
Quantum Corp.* (Computers)	210	693
Quest Software, Inc.* (Software)	54	1,227
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	48	1,157
Quidel Corp.* (Healthcare-Products)	30	455
Quiksilver, Inc.* (Apparel)	132	620
QuinStreet, Inc.* (Internet)	24	312
Radian Group, Inc. (Insurance)	126	533
Radiant Systems, Inc.* (Computers)	36	752
Rambus, Inc.* (Semiconductors)	84	1,233
Ramco-Gershenson Properties Trust (REIT)	12	149
Raven Industries, Inc. (Miscellaneous Manufacturing)	18	1,003
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	24	906
RealD, Inc.* (Computers)	30	702
RealPage, Inc.* (Software)	30	794
Red Robin Gourmet Burgers, Inc.* (Retail)	12	437
Redwood Trust, Inc. (REIT)	78	1,179
Regis Corp. (Retail)	54	827
Renasant Corp. (Banks)	42	609
Rent-A-Center, Inc. (Commercial Services)	54	1,650
Resolute Energy Corp.* (Oil & Gas)	48	776
Resource Capital Corp. (REIT)	198	1,251
Resources Connection, Inc. (Commercial Services)	48	578
Retail Opportunity Investments Corp. (REIT)	42	452
Rex Energy Corp.* (Oil & Gas)	36	370
RF Micro Devices, Inc.* (Telecommunications)	234	1,432
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	72	660
RightNow Technologies, Inc.* (Software)	24	778
Rite Aid Corp.* (Retail)	492	654
RLI Corp. (Insurance)	24	1,486
RLJ Lodging Trust (REIT)	24	417
Robbins & Myers, Inc. (Machinery-Diversified)	36	1,903
Rofin-Sinar Technologies, Inc.* (Electronics)	24	820
Rogers Corp.* (Electronics)	12	554
Rollins, Inc. (Commercial Services)	78	1,590
Rosetta Resources, Inc.* (Oil & Gas)	48	2,474
RSC Holdings, Inc.* (Commercial Services)	72	861
RTI International Metals, Inc.* (Mining)	24	921
Ruby Tuesday, Inc.* (Retail)	60	647
Ruddick Corp. (Food)	42	1,829
Rudolph Technologies, Inc.* (Semiconductors)	30	321
Rue21, Inc.* (Retail)	12	390
Rural/Metro Corp.* (Commercial Services)	36	621
Rush Enterprises, Inc.* (Retail)	42	799
S&T Bancorp, Inc. (Banks)	48	892
S1 Corp.* (Internet)	78	583
Sabra Health Care REIT, Inc. (REIT)	42	702
Safeguard Scientifics, Inc.* (Internet)	30	566
Safety Insurance Group, Inc. (Insurance)	18	757
Saks, Inc.* (Retail)	102	1,139
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	48	1,912
Sanderson Farms, Inc. (Food)	18	860
Sandy Spring Bancorp, Inc. (Banks)	24	432
Sangamo BioSciences, Inc.* (Biotechnology)	60	353

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 23

Common Stocks, continued

	Shares	Value
Sanmina-SCI Corp.* (Electronics)	66	$682
Sapient Corp.* (Internet)	90	1,353
Sauer-Danfoss, Inc.* (Machinery-Diversified)	12	605
Savient Pharmaceuticals, Inc.* (Biotechnology)	66	494
SAVVIS, Inc.* (Telecommunications)	36	1,423
ScanSource, Inc.* (Distribution/Wholesale)	24	900
SCBT Financial Corp. (Banks)	18	516
Scholastic Corp. (Media)	36	958
Schulman (A.), Inc. (Chemicals)	30	756
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	18	1,011
Scientific Games Corp.—Class A* (Entertainment)	60	620
Seattle Genetics, Inc.* (Biotechnology)	90	1,847
Select Comfort Corp.* (Retail)	48	863
Select Medical Holdings Corp.* (Healthcare-Services)	48	426
Selective Insurance Group, Inc. (Insurance)	60	976
SemGroup Corp.—Class A* (Pipelines)	36	924
Semtech Corp.* (Semiconductors)	54	1,476
Sensient Technologies Corp. (Chemicals)	48	1,779
Sequenom, Inc.* (Biotechnology)	96	725
SFN Group, Inc.* (Commercial Services)	48	436
Shenandoah Telecommunications Co. (Telecommunications)	36	613
Ship Finance International, Ltd. (Transportation)	42	757
ShoreTel, Inc.* (Telecommunications)	42	428
Shuffle Master, Inc.* (Entertainment)	66	617
Shutterfly, Inc.* (Internet)	24	1,378
SIGA Technologies, Inc.* (Pharmaceuticals)	30	292
Signature Bank* (Banks)	30	1,716
Silicon Graphics International Corp.* (Computers)	30	516
Silicon Image, Inc.* (Semiconductors)	72	465
Simmons First National Corp.—Class A (Banks)	36	924
Simpson Manufacturing Co., Inc. (Building Materials)	42	1,255
Sinclair Broadcast Group, Inc.—Class A (Media)	42	461
Six Flags Entertainment Corp. (Entertainment)	18	674
SJW Corp. (Water)	24	582
Skechers U.S.A., Inc.—Class A* (Apparel)	36	521
SkyWest, Inc. (Airlines)	54	813
Smart Balance, Inc.* (Food)	60	311
Smart Modular Technologies (WWH), Inc.* (Computers)	60	550
Smith Corp. (Miscellaneous Manufacturing)	36	1,523
Snyders-Lance, Inc. (Food)	42	908
Solar Capital, Ltd. (Investment Companies)	42	1,037
Solarwinds, Inc.* (Software)	48	1,255
Sonic Automotive, Inc. (Retail)	36	527
Sonic Corp.* (Retail)	54	574
SonoSite, Inc.* (Healthcare-Products)	18	633
Sonus Networks, Inc.* (Telecommunications)	192	622
Sotheby's (Commercial Services)	54	2,349
Sourcefire, Inc.* (Internet)	24	713
South Jersey Industries, Inc. (Gas)	30	1,629
Southside Bancshares, Inc. (Banks)	24	476
Southwest Gas Corp. (Gas)	36	1,390
Sovran Self Storage, Inc. (REIT)	24	984
Spansion, Inc.—Class A* (Computers)	48	925
Spartan Stores, Inc. (Food)	30	586
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	12	384
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	48	445

Common Stocks, continued

	Shares	Value
SRA International, Inc.—Class A* (Computers)	36	$1,113
SS&C Technologies Holdings, Inc.* (Software)	30	596
Stage Stores, Inc. (Retail)	36	605
Standard Microsystems Corp.* (Semiconductors)	30	810
Standard Pacific Corp.* (Home Builders)	150	503
Standex International Corp. (Miscellaneous Manufacturing)	12	368
Star Scientific, Inc.* (Agriculture)	102	459
Starwood Property Trust, Inc. (REIT)	78	1,600
State Bank Finacial Corp.* (Banks)	36	589
STEC, Inc.* (Computers)	36	612
Steelcase, Inc.—Class A (Office Furnishings)	78	888
Steiner Leisure, Ltd.* (Commercial Services)	18	822
Stepan Co. (Chemicals)	12	851
STERIS Corp. (Healthcare-Products)	54	1,889
Sterling Bancshares, Inc. (Banks)	66	539
Sterling Financial Corp.* (Banks)	36	579
Steven Madden, Ltd.* (Apparel)	30	1,125
Stewart Enterprises, Inc.—Class A (Commercial Services)	96	701
Stifel Financial Corp.* (Diversified Financial Services)	42	1,506
Stillwater Mining Co.* (Mining)	90	1,981
Stone Energy Corp.* (Oil & Gas)	48	1,459
Stoneridge, Inc.* (Electronics)	36	531
STR Holdings, Inc.* (Miscellaneous Manufacturing)	24	358
Stratasys, Inc.* (Computers)	18	607
Strategic Hotels & Resorts, Inc.* (REIT)	168	1,189
Strayer Education, Inc. (Commercial Services)	12	1,517
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	24	527
SuccessFactors, Inc.* (Commercial Services)	66	1,940
Sun Communities, Inc. (REIT)	18	672
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	12	574
Sunrise Assisted Living, Inc.* (Healthcare-Services)	54	515
Sunstone Hotel Investors, Inc.* (REIT)	96	890
Super Micro Computer, Inc.* (Computers)	30	483
Superior Industries International, Inc. (Auto Parts & Equipment)	24	531
Susquehanna Bancshares, Inc. (Banks)	96	768
SVB Financial Group* (Banks)	36	2,150
Swift Energy Co.* (Oil & Gas)	36	1,342
Swift Transportation Co.* (Transportation)	72	976
Swisher Hygiene, Inc.* (Commercial Services)	72	405
Sycamore Networks, Inc. (Telecommunications)	24	534
Sykes Enterprises, Inc.* (Computers)	42	904
Symetra Financial Corp. (Insurance)	72	967
Symmetry Medical, Inc.* (Healthcare-Products)	54	484
Synaptics, Inc.* (Computers)	30	772
Synchronoss Technologies, Inc.* (Software)	24	762
SYNNEX Corp.* (Software)	36	1,141
Syntel, Inc. (Computers)	12	709
Take-Two Interactive Software, Inc.* (Software)	66	1,008
TAL International Group, Inc. (Trucking & Leasing)	24	829
Taleo Corp.—Class A* (Software)	30	1,111
Tanger Factory Outlet Centers, Inc. (REIT)	66	1,767
Targa Resources Corp. (Oil & Gas Services)	18	602
Targacept, Inc.* (Pharmaceuticals)	30	632
Team Health Holdings, Inc.* (Commercial Services)	24	540

See accompanying notes to the financial statements.

24 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Team, Inc.* (Commercial Services)	24	$579
Teekay Tankers, Ltd.—Class A (Transportation)	42	395
Tejon Ranch Co.* (Agriculture)	18	614
Tekelec* (Telecommunications)	78	712
Teledyne Technologies, Inc.* (Aerospace/Defense)	30	1,511
TeleTech Holdings, Inc.* (Commercial Services)	24	506
Tennant Co. (Machinery-Diversified)	18	719
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	54	2,380
Tesco Corp.* (Oil & Gas Services)	30	582
Tessera Technologies, Inc.* (Semiconductors)	60	1,028
Tetra Tech, Inc.* (Environmental Control)	60	1,350
TETRA Technologies, Inc.* (Oil & Gas Services)	84	1,069
Texas Capital Bancshares, Inc.* (Banks)	36	930
Texas Industries, Inc. (Building Materials)	24	999
Texas Roadhouse, Inc.—Class A (Retail)	48	842
Textainer Group Holdings, Ltd. (Trucking & Leasing)	18	553
The Andersons, Inc. (Agriculture)	18	761
The Brink's Co. (Miscellaneous Manufacturing)	42	1,253
The Buckle, Inc. (Retail)	24	1,025
The Cato Corp.—Class A (Retail)	24	691
The Children's Place Retail Stores, Inc.* (Retail)	18	801
The Corporate Executive Board Co. (Commercial Services)	30	1,309
The Ensign Group, Inc. (Healthcare-Services)	18	547
The Finish Line, Inc.—Class A (Retail)	42	899
The Fresh Market, Inc.* (Food)	24	928
The Geo Group, Inc.* (Commercial Services)	60	1,382
The Gorman-Rupp Co. (Machinery-Diversified)	18	593
The Greenbrier Cos., Inc.* (Trucking & Leasing)	18	356
The Hain Celestial Group, Inc.* (Food)	30	1,001
The Jones Group, Inc. (Apparel)	72	781
The Medicines Co.* (Pharmaceuticals)	48	792
The Men's Wearhouse, Inc. (Retail)	42	1,415
The Middleby Corp.* (Machinery-Diversified)	18	1,693
The Navigators Group, Inc.* (Insurance)	12	564
The New York Times Co.—Class A* (Media)	114	994
The Pantry, Inc.* (Retail)	18	338
The Pep Boys—Manny, Moe & Jack (Retail)	48	525
The Ryland Group, Inc. (Home Builders)	48	793
The Timberland Co.—Class A* (Apparel)	36	1,547
The Ultimate Software Group, Inc.* (Software)	24	1,306
The Warnaco Group, Inc.* (Apparel)	36	1,881
The Wet Seal, Inc.—Class A* (Retail)	84	375
Theravance, Inc.* (Pharmaceuticals)	66	1,466
Thompson Creek Metals Co., Inc.* (Mining)	150	1,497
Titan International, Inc. (Auto Parts & Equipment)	36	873
Titan Machinery, Inc.* (Distribution/Wholesale)	12	345
TiVo, Inc.* (Home Furnishings)	108	1,111
TNS, Inc.* (Commercial Services)	36	598
Tompkins Financial Corp. (Banks)	24	942
Tootsie Roll Industries, Inc. (Food)	36	1,053
Tower Group, Inc. (Insurance)	36	858
TowneBank (Banks)	54	723
TPC Group, Inc.* (Chemicals)	12	471
Travelzoo, Inc.* (Internet)	6	388
Tredegar Corp. (Miscellaneous Manufacturing)	30	551
TreeHouse Foods, Inc.* (Food)	30	1,638
Trex Co., Inc.* (Building Materials)	12	294
Triangle Capital Corp. (Investment Companies)	30	554
TriMas Corp.* (Miscellaneous Manufacturing)	24	594

Common Stocks, continued

	Shares	Value
Triple-S Management Corp.—Class B* (Healthcare-Services)	30	$652
TriQuint Semiconductor, Inc.* (Semiconductors)	156	1,590
Triumph Group, Inc. (Aerospace/Defense)	18	1,792
True Religion Apparel, Inc.* (Apparel)	24	698
TrueBlue, Inc.* (Commercial Services)	36	521
TrustCo Bank Corp. NY (Banks)	150	735
Trustmark Corp. (Banks)	48	1,124
TTM Technologies, Inc.* (Electronics)	48	769
Tutor Perini Corp. (Engineering & Construction)	30	575
Twin Disc, Inc. (Machinery-Diversified)	12	464
Two Harbors Investment Corp. (REIT)	84	903
Tyler Technologies, Inc.* (Computers)	30	803
U-Store-It Trust (REIT)	84	884
UIL Holdings Corp. (Electric)	42	1,359
Ultratech Stepper, Inc.* (Semiconductors)	24	729
UMB Financial Corp. (Banks)	24	1,005
Umpqua Holdings Corp. (Banks)	102	1,180
UniFirst Corp. (Textiles)	18	1,011
Unisource Energy Corp. (Electric)	36	1,344
Unisys Corp.* (Computers)	36	925
United Bankshares, Inc. (Banks)	48	1,175
United Fire & Casualty Co. (Insurance)	30	521
United Natural Foods, Inc.* (Food)	42	1,792
United Online, Inc. (Internet)	96	579
United Rentals, Inc.* (Commercial Services)	54	1,372
United Stationers, Inc. (Distribution/Wholesale)	36	1,275
Universal American Corp. (Insurance)	30	329
Universal Corp. (Agriculture)	24	904
Universal Display Corp.* (Electrical Components & Equipment)	36	1,263
Universal Electronics, Inc.* (Home Furnishings)	18	455
Universal Forest Products, Inc. (Building Materials)	18	431
Universal Health Realty Income Trust (REIT)	12	480
Universal Stainless & Alloy Products, Inc.* (Iron/Steel)	6	281
Universal Technical Institute, Inc. (Commercial Services)	24	474
Urstadt Biddle Properties—Class A (REIT)	24	435
US Airways Group, Inc.* (Airlines)	150	1,336
US Ecology, Inc. (Environmental Control)	30	513
US Gold Corp.* (Mining)	108	651
USA Mobility, Inc. (Telecommunications)	30	458
USEC, Inc.* (Mining)	126	421
USG Corp.* (Building Materials)	72	1,032
Vail Resorts, Inc. (Entertainment)	36	1,664
Valassis Communications, Inc.* (Commercial Services)	42	1,273
ValueClick, Inc.* (Internet)	66	1,096
ValueVision Media, Inc.—Class A* (Advertising)	48	367
Vantage Drilling Co.* (Oil & Gas)	192	349
VASCO Data Security International, Inc.* (Internet)	30	374
Vector Group, Ltd. (Agriculture)	66	1,174
Veeco Instruments, Inc.* (Semiconductors)	36	1,743
Venoco, Inc.* (Oil & Gas)	24	306
Vera Bradley, Inc.* (Retail)	18	688
Verint Systems, Inc.* (Software)	24	889
Viad Corp. (Commercial Services)	24	535
ViaSat, Inc.* (Telecommunications)	36	1,558
Vicor Corp. (Electrical Components & Equipment)	30	485
ViewPoint Financial Group (Savings & Loans)	54	745
VirnetX Holding Corp.* (Internet)	36	1,042

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 25

Common Stocks, continued

	Shares	Value
ViroPharma, Inc.* (Pharmaceuticals)	72	$1,332
Virtus Investment Partners, Inc.* (Diversified Financial Services)	6	364
Vitamin Shoppe, Inc.* (Retail)	24	1,098
VIVUS, Inc.* (Healthcare-Products)	90	733
Vocus, Inc.* (Internet)	18	551
Volcano Corp.* (Healthcare-Products)	42	1,356
Volterra Semiconductor Corp.* (Semiconductors)	30	740
Vonage Holdings Corp.* (Telecommunications)	156	688
W&T Offshore, Inc. (Oil & Gas)	36	940
Wabash National Corp.* (Auto Manufacturers)	90	843
Walter Investment Management Corp. (REIT)	24	533
Warner Music Group Corp.* (Entertainment)	48	395
Washington REIT (REIT)	54	1,756
Washington Trust Bancorp, Inc. (Banks)	24	551
Watsco, Inc. (Distribution/Wholesale)	30	2,040
Watts Water Technologies, Inc.—Class A (Electronics)	24	850
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	54	364
WD-40 Co. (Household Products/Wares)	18	703
Web.com Group, Inc.* (Internet)	30	370
Websense, Inc.* (Internet)	36	935
Webster Financial Corp. (Banks)	54	1,135
Weis Markets, Inc. (Food)	18	733
WellCare Health Plans, Inc.* (Healthcare-Services)	36	1,851
Werner Enterprises, Inc. (Transportation)	48	1,202
WesBanco, Inc. (Banks)	54	1,062
West Coast Bancorp* (Banks)	24	402
West Pharmaceutical Services, Inc. (Healthcare-Products)	48	2,100
Westamerica Bancorp (Banks)	30	1,477
Western Alliance Bancorp* (Banks)	72	511
Western Refining, Inc.* (Oil & Gas)	48	867
WGL Holdings, Inc. (Gas)	42	1,617
Winn-Dixie Stores, Inc.* (Food)	54	456
Winthrop Realty Trust (REIT)	42	501
Wintrust Financial Corp. (Banks)	30	965
Wolverine World Wide, Inc. (Apparel)	42	1,753
Woodward, Inc. (Electronics)	54	1,882
World Acceptance Corp.* (Diversified Financial Services)	12	787
World Fuel Services Corp. (Retail)	66	2,371
Worthington Industries, Inc. (Metal Fabricate/Hardware)	60	1,386
Wright Express Corp.* (Commercial Services)	36	1,875
Wright Medical Group, Inc.* (Healthcare-Products)	36	540
Xyratex, Ltd.* (Computers)	42	431
Zep, Inc. (Chemicals)	24	454
ZIOPHARM Oncology, Inc.* (Biotechnology)	66	404
Zoll Medical Corp.* (Healthcare-Products)	18	1,020
Zoran Corp.* (Semiconductors)	48	403
Zumiez, Inc.* (Retail)	18	449
TOTAL COMMON STOCKS (Cost $924,756)		1,075,613
Repurchase Agreements(a)(b) (80.6%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $5,239,000	$5,239,000	$5,239,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,239,000)		5,239,000
TOTAL INVESTMENT SECURITIES (Cost $6,163,756)—97.2%		6,314,613
Net other assets (liabilities)—2.8%		181,860
NET ASSETS—100.0%		$6,496,473

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $684,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contract expiring 9/19/11 (Underlying notional amount at value $742,320)	9	$37,110

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$2,085,407	$54,452
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	2,613,397	71,719
		$126,171

ProFund VP Small-Cap invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Advertising	$1,190	NM
Aerospace/Defense	13,794	0.2%
Aerospace/Defense Equipment	1,970	NM
Agriculture	3,912	0.1%
Airlines	6,188	0.1%
Apparel	17,114	0.3%
Auto Manufacturers	1,290	NM
Auto Parts & Equipment	12,790	0.2%
Banks	60,842	0.9%
Beverages	2,216	NM
Biotechnology	22,929	0.4%
Building Materials	8,450	0.1%
Chemicals	22,432	0.3%
Coal	4,155	0.1%
Commercial Services	75,132	1.2%

See accompanying notes to the financial statements.

26 :: ProFund VP Small-Cap :: Financial Statements

	Value	% of Net Assets
Computers	$23,507	0.4%
Cosmetics/Personal Care	938	NM
Distribution/Wholesale	11,829	0.2%
Diversified Financial Services	17,945	0.3%
Electric	21,958	0.3%
Electrical Components & Equipment	10,513	0.2%
Electronics	25,984	0.4%
Energy-Alternate Sources	1,216	NM
Engineering & Construction	5,668	0.1%
Entertainment	9,648	0.2%
Environmental Control	8,126	0.1%
Food	17,958	0.3%
Forest Products & Paper	9,510	0.1%
Gas	10,998	0.2%
Hand/Machine Tools	845	NM
Healthcare-Products	39,600	0.6%
Healthcare-Services	22,061	0.3%
Holding Companies-Diversified	1,179	NM
Home Builders	3,875	0.1%
Home Furnishings	3,340	0.1%
Household Products/Wares	4,663	0.1%
Housewares	609	NM
Insurance	31,258	0.5%
Internet	28,447	0.4%
Investment Companies	9,542	0.1%
Iron/Steel	689	NM
Leisure Time	3,976	0.1%
Lodging	3,409	0.1%
Machinery-Construction & Mining	1,109	NM
Machinery-Diversified	18,077	0.3%
Media	7,301	0.1%

	Value	% of Net Assets
Metal Fabricate/Hardware	$7,372	0.1%
Mining	17,508	0.3%
Miscellaneous Manufacturing	26,321	0.4%
Office Furnishings	4,907	0.1%
Oil & Gas	39,269	0.6%
Oil & Gas Services	20,742	0.3%
Packaging & Containers	1,454	NM
Pharmaceuticals	28,082	0.4%
Pipelines	924	NM
REIT	86,760	1.3%
Real Estate	1,574	NM
Retail	62,335	1.0%
Savings & Loans	10,172	0.2%
Semiconductors	38,840	0.6%
Software	46,244	0.7%
Storage/Warehousing	763	NM
Telecommunications	42,732	0.7%
Textiles	1,824	NM
Toys/Games/Hobbies	552	NM
Transportation	20,762	0.3%
Trucking & Leasing	3,078	NM
Water	3,216	0.1%
Other**	5,420,860	83.4%
Total	$6,496,473	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 27

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$6,163,756
Securities, at value	1,075,613
Repurchase agreements, at value	5,239,000
Total Investment Securities, at value	6,314,613
Cash	1,218
Segregated cash balances with brokers	30,780
Segregated cash balances with custodian	189
Dividends and interest receivable	1,166
Unrealized gain on swap agreements	126,171
Receivable for capital shares issued	38,006
Receivable for investments sold	1,066
Variation margin on futures contracts	6,030
Prepaid expenses	89
TOTAL ASSETS	6,519,328
LIABILITIES:
Payable for investments purchased	918
Advisory fees payable	1,899
Management services fees payable	253
Administration fees payable	197
Administrative services fees payable	5,020
Distribution fees payable	5,020
Trustee fees payable	1
Transfer agency fees payable	647
Fund accounting fees payable	420
Compliance services fees payable	70
Other accrued expenses	8,410
TOTAL LIABILITIES	22,855
NET ASSETS	$6,496,473
NET ASSETS CONSIST OF:
Capital	$5,890,357
Accumulated net investment income (loss)	(54,704)
Accumulated net realized gains (losses) on investments	346,682
Net unrealized appreciation (depreciation) on investments	314,138
NET ASSETS	$6,496,473
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	221,973
Net Asset Value (offering and redemption price per share)	$29.27

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$8,296
Interest	1,569
TOTAL INVESTMENT INCOME	9,865
EXPENSES:
Advisory fees	28,704
Management services fees	3,827
Administration fees	1,559
Transfer agency fees	2,216
Administrative services fees	9,485
Distribution fees	9,568
Custody fees	7,418
Fund accounting fees	6,768
Trustee fees	51
Compliance services fees	43
Other fees	6,305
Total Gross Expenses before reductions	75,944
Less Expenses reduced by the Advisor	(11,647)
TOTAL NET EXPENSES	64,297
NET INVESTMENT INCOME (LOSS)	(54,432)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	224,894
Net realized gains (losses) on futures contracts	179,055
Net realized gains (losses) on swap agreements	203,283
Change in net unrealized appreciation/depreciation on investments	18,789
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	626,021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$571,589

See accompanying notes to the financial statements.

28 :: ProFund VP Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(54,432)	$(72,292)
Net realized gains (losses) on investments	607,232	273,333
Change in net unrealized appreciation/depreciation on investments	18,789	252,814
Change in net assets resulting from operations	571,589	453,855
CAPITAL TRANSACTIONS:
Proceeds from shares issued	31,589,862	79,801,320
Value of shares redeemed	(34,742,895)	(75,590,840)
Change in net assets resulting from capital transactions	(3,153,033)	4,210,480
Change in net assets	(2,581,444)	4,664,335
NET ASSETS:
Beginning of period	9,077,917	4,413,582
End of period	$6,496,473	$9,077,917
Accumulated net investment income (loss)	$(54,704)	$(272)
SHARE TRANSACTIONS:
Issued	1,094,037	3,337,412
Redeemed	(1,196,965)	(3,209,596)
Change in shares	(102,928)	127,816

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 29

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$27.94		$22.39	$17.75		$30.71	$37.24	$32.95
Investment Activities:
Net investment income (loss)(a)	(0.20)		(0.31)	(0.25)		(0.10)	0.06	0.17
Net realized and unrealized gains (losses) on investments	1.53		5.86	4.89		(9.82)	(0.82)	4.65
Total income (loss) from investment activities	1.33		5.55	4.64		(9.92)	(0.76)	4.82
Distributions to Shareholders From:
Net investment income	—		—	—		(0.08)	(0.28)	—
Net realized gains on investments	—		—	—		(2.96)	(5.49)	(0.53)
Total distributions	—		—	—		(3.04)	(5.77)	(0.53)
Net Asset Value, End of Period	$29.27		$27.94	$22.39		$17.75	$30.71	$37.24
Total Return	4.76	%(b)	24.79%	26.14%		(35.44)%	(2.21)%	14.75%
Ratios to Average Net Assets:
Gross expenses(c)	1.98%		2.05%	2.30%		1.65%	1.61%	1.59%
Net expenses(c)	1.68%		1.68%	1.73	%(d)	1.62%	1.56%	1.55%
Net investment income (loss)(c)	(1.42)%		(1.31)%	(1.34)%		(0.37)%	0.15%	0.47%
Supplemental Data:
Net assets, end of period (000's)	$6,496		$9,078	$4,414		$2,815	$68,525	$119,948
Portfolio turnover rate(e)	158	%(b)	378%	840%		69%	40%	53%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  The expense ratio does not correlate to the applicable expenses limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

30 :: ProFund VP Small-Cap :: Financial Highlights

Investment Objective: The ProFund VP Dow 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Industrial Average ("DJIA").

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	37%
Swap Agreements	64%
Total Exposure	101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average – Composition

% of Index
Industrial	23%
Consumer Non-Cyclical	18%
Technology	16%
Energy	11%
Consumer Cyclical	11%
Financial	10%
Communications	7%
Basic Materials	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (93.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $312,000	$312,000	$312,000
TOTAL REPURCHASE AGREEMENTS (Cost $312,000)		312,000
TOTAL INVESTMENT SECURITIES (Cost $312,000)—93.9%		312,000
Net other assets (liabilities)—6.1%		20,394
NET ASSETS—100.0%		$332,394

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $128,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini DJIA Futures Contract expiring 9/19/11 (Underlying notional amount at value $123,460)	2	$3,836

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$153,167	$4,615
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	57,540	1,432
		$6,047

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Dow 30 :: 31

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$312,000
Repurchase agreements, at value	312,000
Total Investment Securities, at value	312,000
Cash	585
Segregated cash balances with brokers	9,830
Unrealized gain on swap agreements	6,047
Receivable for capital shares issued	6,571
Variation margin on futures contracts	1,450
Prepaid expenses	21
TOTAL ASSETS	336,504
LIABILITIES:
Advisory fees payable	205
Management services fees payable	27
Administration fees payable	11
Administrative services fees payable	144
Distribution fees payable	681
Transfer agency fees payable	269
Fund accounting fees payable	24
Compliance services fees payable	10
Other accrued expenses	2,739
TOTAL LIABILITIES	4,110
NET ASSETS	$332,394
NET ASSETS CONSIST OF:
Capital	$680,690
Accumulated net investment income (loss)	(12,355)
Accumulated net realized gains (losses) on investments	(345,824)
Net unrealized appreciation (depreciation) on investments	9,883
NET ASSETS	$332,394
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	11,771
Net Asset Value (offering and redemption price per share)	$28.24

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$389
EXPENSES:
Advisory fees	6,273
Management services fees	836
Administration fees	553
Transfer agency fees	786
Administrative services fees	297
Distribution fees	2,091
Custody fees	2,145
Fund accounting fees	1,068
Trustee fees	26
Compliance services fees	14
Other fees	1,511
Total Gross Expenses before reductions	15,600
Less Expenses reduced by the Advisor	(2,856)
TOTAL NET EXPENSES	12,744
NET INVESTMENT INCOME (LOSS)	(12,355)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(716)
Net realized gains (losses) on swap agreements	1,256
Change in net unrealized appreciation/depreciation on investments	9,574
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	10,114
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,241)

See accompanying notes to the financial statements.

32 :: ProFund VP Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(12,355)	$(24,474)
Net realized gains (losses) on investments	540	(906,613)
Change in net unrealized appreciation/depreciation on investments	9,574	(308)
Change in net assets resulting from operations	(2,241)	(931,395)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	78,430,000	207,988,172
Value of shares redeemed	(78,352,655)	(207,222,066)
Change in net assets resulting from capital transactions	77,345	766,106
Change in net assets	75,104	(165,289)
NET ASSETS:
Beginning of period	257,290	422,579
End of period	$332,394	$257,290
Accumulated net investment income (loss)	$(12,355)	$—
SHARE TRANSACTIONS:
Issued	2,791,353	8,566,326
Redeemed	(2,789,190)	(8,574,107)
Change in shares	2,163	(7,781)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Dow 30 :: 33

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Period May 1, 2006 through Dec. 31, 2006(a)
Net Asset Value, Beginning of Period	$26.78		$24.30	$22.23		$38.60	$34.26	$30.00
Investment Activities:
Net investment income (loss)(b)	(0.21)		(0.39)	(0.38)		0.17	1.20	0.67
Net realized and unrealized gains (losses) on investments	1.67		2.87 (c)	4.17		(13.63)	3.23	3.59
Total income (loss) from investment activities	1.46		2.48	3.79		(13.46)	4.43	4.26
Distributions to Shareholders From:
Net investment income	—		—	(1.72)		(1.10)	(0.09)	—
Net realized gains on investments	—		—	—		(1.81)	—	—
Total distributions	—		—	(1.72)		(2.91)	(0.09)	—
Net Asset Value, End of Period	$28.24		$26.78	$24.30		$22.23	$38.60	$34.26
Total Return	5.45	%(d)	10.21%	17.58%		(36.73)%	12.94%	14.20	%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.86%		1.73%	1.99%		1.57%	1.39%	1.69%
Net expenses(e)	1.52%		1.68%	1.77	%(f)	1.55%	1.34%	1.63%
Net investment income (loss)(e)	(1.47)%		(1.59)%	(1.70)%		0.55%	3.27%	3.09%
Supplemental Data:
Net assets, end of period (000's)	$332		$257	$423		$203	$515	$6,032
Portfolio turnover rate(g)	—		—	—	(h)	7,356%	40,865%	6,548	%(d)

(a)  Period from commencement of operations.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  The expense ratio does not correlate to the applicable expenses limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(h)  The porfolio turnover rate significantly changed from the prior period due to a change in investment strategies that did not include the purchase of equity securities.

See accompanying notes to the financial statements.

34 :: ProFund VP Dow 30 :: Financial Highlights

Investment Objective: The ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	50%
Futures Contracts	5%
Swap Agreements	45%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	6.1%
Microsoft Corp.	4.3%
Oracle Corp.	3.3%
Google, Inc.—Class A	2.5%
Intel Corp.	2.3%

NASDAQ-100 Index – Composition

% of Index
Technology	46%
Communications	30%
Consumer Non-Cyclical	14%
Consumer Cyclical	7%
Industrial	2%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (50.3%)

	Shares	Value
Activision Blizzard, Inc. (Software)	10,672	$124,649
Adobe Systems, Inc.* (Software)	4,692	147,563
Akamai Technologies, Inc.* (Internet)	1,748	55,010
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,702	80,045
Altera Corp. (Semiconductors)	2,990	138,586
Amazon.com, Inc.* (Internet)	4,232	865,402
Amgen, Inc.* (Biotechnology)	8,694	507,295
Apollo Group, Inc.—Class A* (Commercial Services)	1,334	58,269
Apple Computer, Inc.* (Computers)	8,648	2,902,874
Applied Materials, Inc. (Semiconductors)	12,328	160,387
Autodesk, Inc.* (Software)	2,162	83,453
Automatic Data Processing, Inc. (Software)	4,692	247,175
Baidu, Inc.ADR* (Internet)	2,530	354,529
Bed Bath & Beyond, Inc.* (Retail)	2,346	136,936
Biogen Idec, Inc.* (Biotechnology)	2,254	240,998
BMC Software, Inc.* (Software)	1,656	90,583
Broadcom Corp.—Class A (Semiconductors)	4,508	151,649
C.H. Robinson Worldwide, Inc. (Transportation)	1,564	123,306
CA, Inc. (Software)	4,738	108,216
Celgene Corp.* (Biotechnology)	4,324	260,824
Cephalon, Inc.* (Pharmaceuticals)	690	55,131
Cerner Corp.* (Software)	1,564	95,576
Check Point Software Technologies, Ltd.* (Internet)	1,932	109,834
Cisco Systems, Inc. (Telecommunications)	51,382	802,073
Citrix Systems, Inc.* (Software)	1,748	139,840
Cognizant Technology Solutions Corp.* (Computers)	2,852	209,166
Comcast Corp.—Class A (Media)	19,458	493,066
Costco Wholesale Corp. (Retail)	4,094	332,597
Ctrip.com International, Ltd.ADR* (Internet)	1,380	59,450
Dell, Inc.* (Computers)	17,618	293,692
DENTSPLY International, Inc. (Healthcare-Products)	1,334	50,799
DIRECTV—Class A* (Media)	7,176	364,684
Dollar Tree, Inc.* (Retail)	1,150	76,613
eBay, Inc.* (Internet)	12,144	391,887
Electronic Arts, Inc.* (Software)	3,128	73,821

Common Stocks, continued

	Shares	Value
Expedia, Inc. (Internet)	2,300	$66,677
Expeditors International of Washington, Inc. (Transportation)	1,978	101,254
Express Scripts, Inc.* (Pharmaceuticals)	4,968	268,173
F5 Networks, Inc.* (Internet)	736	81,144
Fastenal Co. (Distribution/Wholesale)	2,760	99,332
First Solar, Inc.* (Energy-Alternate Sources)	828	109,520
Fiserv, Inc.* (Software)	1,334	83,548
Flextronics International, Ltd.* (Electronics)	7,084	45,479
FLIR Systems, Inc. (Electronics)	1,472	49,621
Garmin, Ltd. (Electronics)	1,932	63,814
Gilead Sciences, Inc.* (Pharmaceuticals)	7,360	304,778
Google, Inc.—Class A* (Internet)	2,346	1,187,967
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,426	127,285
Henry Schein, Inc.* (Healthcare-Products)	874	62,570
Illumina, Inc.* (Biotechnology)	1,150	86,422
Infosys Technologies, Ltd.ADR (Software)	920	60,012
Intel Corp. (Semiconductors)	49,542	1,097,851
Intuit, Inc.* (Software)	2,806	145,519
Intuitive Surgical, Inc.* (Healthcare-Products)	368	136,936
Joy Global, Inc. (Machinery-Construction & Mining)	966	92,002
KLA-Tencor Corp. (Semiconductors)	1,564	63,311
Lam Research Corp.* (Semiconductors)	1,150	50,922
Liberty Media Holding Corp.—Interactive Series A* (Internet)	5,336	89,485
Life Technologies Corp.* (Biotechnology)	1,656	86,228
Linear Technology Corp. (Semiconductors)	2,116	69,870
Marvell Technology Group, Ltd.* (Semiconductors)	5,704	84,220
Mattel, Inc. (Toys/Games/Hobbies)	3,266	89,782
Maxim Integrated Products, Inc. (Semiconductors)	2,760	70,546
Microchip Technology, Inc. (Semiconductors)	1,794	68,011
Micron Technology, Inc.* (Semiconductors)	9,338	69,848
Microsoft Corp. (Software)	78,798	2,048,748
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,094	100,999
NetApp, Inc.* (Computers)	3,450	182,091
See accompanying notes to the financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 35

Common Stocks, continued

	Shares	Value
Netflix, Inc.* (Internet)	506	$132,921
News Corp.—Class A (Media)	17,066	302,068
NII Holdings, Inc.—Class B* (Telecommunications)	1,610	68,232
NVIDIA Corp.* (Semiconductors)	5,612	89,427
O'Reilly Automotive, Inc.* (Retail)	1,288	84,377
Oracle Corp. (Software)	47,288	1,556,248
PACCAR, Inc. (Auto Manufacturers)	3,404	173,910
Paychex, Inc. (Commercial Services)	3,404	104,571
Priceline.com, Inc.* (Internet)	460	235,488
QIAGEN N.V.* (Biotechnology)	2,162	41,121
Qualcomm, Inc. (Telecommunications)	15,594	885,583
Research In Motion, Ltd.* (Computers)	4,876	140,673
Ross Stores, Inc. (Retail)	1,104	88,452
SanDisk Corp.* (Computers)	2,208	91,632
Seagate Technology LLC (Computers)	4,002	64,672
Sears Holdings Corp.* (Retail)	1,012	72,297
Sigma-Aldrich Corp. (Chemicals)	1,150	84,387
Staples, Inc. (Retail)	6,670	105,386
Starbucks Corp. (Retail)	6,992	276,114
Stericycle, Inc.* (Environmental Control)	782	69,692
Symantec Corp.* (Internet)	7,084	139,696
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	6,578	317,191
Urban Outfitters, Inc.* (Retail)	1,518	42,732
VeriSign, Inc. (Internet)	1,564	52,331
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,932	100,445
Virgin Media, Inc. (Telecommunications)	2,944	88,114
Vodafone Group PLCADR (Telecommunications)	8,096	216,325
Warner Chilcott PLC—Class A (Pharmaceuticals)	2,392	57,719
Whole Foods Market, Inc. (Food)	1,656	105,073
Wynn Resorts, Ltd. (Lodging)	1,150	165,071
Xilinx, Inc. (Semiconductors)	2,484	90,591
Yahoo!, Inc.* (Internet)	12,190	183,338
TOTAL COMMON STOCKS (Cost $11,890,006)		23,955,820
Repurchase Agreements(a)(b) (44.3%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $21,133,000	$21,133,000	$21,133,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,133,000)		21,133,000
TOTAL INVESTMENT SECURITIES (Cost $33,023,006)—94.6%		45,088,820
Net other assets (liabilities)—5.4%		2,561,469
NET ASSETS—100.0%		$47,650,289

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $3,107,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR  American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 9/19/11 (Underlying notional amount at value $2,228,160)	48	$73,399

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$8,597,083	$269,134
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	12,889,138	392,261
		$661,395

ProFund VP NASDAQ-100 invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Auto Manufacturers	$173,910	0.4%
Beverages	127,285	0.3%
Biotechnology	1,403,378	2.9%
Chemicals	84,387	0.2%
Commercial Services	162,840	0.3%
Computers	3,884,800	8.2%
Distribution/Wholesale	99,332	0.2%
Electronics	158,914	0.3%
Energy-Alternate Sources	109,520	0.2%
Environmental Control	69,692	0.1%
Food	105,073	0.2%
Healthcare-Products	250,305	0.5%
Internet	4,005,159	8.4%
Lodging	165,071	0.4%
Machinery-Construction & Mining	92,002	0.2%
Media	1,159,818	2.4%
Pharmaceuticals	1,103,991	2.3%
Retail	1,215,504	2.6%
Semiconductors	2,205,219	4.6%
Software	5,004,951	10.6%
Telecommunications	2,060,327	4.3%
Toys/Games/Hobbies	89,782	0.2%
Transportation	224,560	0.5%
Other**	23,694,469	49.7%
Total	$47,650,289	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

36 :: ProFund VP NASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$33,023,006
Securities, at value	23,955,820
Repurchase agreements, at value	21,133,000
Total Investment Securities, at value	45,088,820
Cash	252
Segregated cash balances with brokers	165,600
Dividends receivable	10,532
Unrealized gain on swap agreements	661,395
Receivable for capital shares issued	1,801,633
Variation margin on futures contracts	28,320
Prepaid expenses	573
TOTAL ASSETS	47,757,125
LIABILITIES:
Payable for capital shares redeemed	3,279
Advisory fees payable	26,284
Management services fees payable	3,504
Administration fees payable	1,572
Administrative services fees payable	18,631
Distribution fees payable	16,271
Trustee fees payable	4
Transfer agency fees payable	4,620
Fund accounting fees payable	3,352
Compliance services fees payable	473
Other accrued expenses	28,846
TOTAL LIABILITIES	106,836
NET ASSETS	$47,650,289
NET ASSETS CONSIST OF:
Capital	$49,844,166
Accumulated net investment income (loss)	(313,678)
Accumulated net realized gains (losses) on investments	(14,680,807)
Net unrealized appreciation (depreciation) on investments	12,800,608
NET ASSETS	$47,650,289
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,375,124
Net Asset Value (offering and redemption price per share)	$20.06

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$94,363
Interest	7,571
TOTAL INVESTMENT INCOME	101,934
EXPENSES:
Advisory fees	185,540
Management services fees	24,739
Administration fees	9,472
Transfer agency fees	13,539
Administrative services fees	77,341
Distribution fees	61,847
Custody fees	3,612
Fund accounting fees	18,477
Trustee fees	352
Compliance services fees	270
Other fees	40,830
Total Gross Expenses before reductions	436,019
Less Expenses reduced by the Advisor	(20,407)
TOTAL NET EXPENSES	415,612
NET INVESTMENT INCOME (LOSS)	(313,678)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,380,011
Net realized gains (losses) on futures contracts	296,083
Net realized gains (losses) on swap agreements	574,576
Change in net unrealized appreciation/depreciation on investments	(626,110)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,624,560
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,310,882

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 37

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(313,678)	$(475,538)
Net realized gains (losses) on investments	3,250,670	10,434,765
Change in net unrealized appreciation/depreciation on investments	(626,110)	(5,440,238)
Change in net assets resulting from operations	2,310,882	4,518,989
CAPITAL TRANSACTIONS:
Proceeds from shares issued	135,679,958	254,957,350
Value of shares redeemed	(147,404,708)	(256,158,282)
Change in net assets resulting from capital transactions	(11,724,750)	(1,200,932)
Change in net assets	(9,413,868)	3,318,057
NET ASSETS:
Beginning of period	57,064,157	53,746,100
End of period	$47,650,289	$57,064,157
Accumulated net investment income (loss)	$(313,678)	$—
SHARE TRANSACTIONS:
Issued	6,799,318	15,020,740
Redeemed	(7,388,365)	(15,358,006)
Change in shares	(589,047)	(337,266)

See accompanying notes to the financial statements.

38 :: ProFund VP NASDAQ-100 :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$19.25		$16.28	$10.71	$18.62	$15.83	$15.01
Investment Activities:
Net investment income (loss)(a)	(0.13)		(0.19)	(0.15)	(0.16)	(0.12)	(0.16)
Net realized and unrealized gains (losses) on investments	0.94		3.16	5.72	(7.75)	2.91	0.98
Total income (loss) from investment activities	0.81		2.97	5.57	(7.91)	2.79	0.82
Net Asset Value, End of Period	$20.06		$19.25	$16.28	$10.71	$18.62	$15.83
Total Return	4.21	%(b)	18.24%	52.01%	(42.48)%	17.62%	5.46%
Ratios to Average Net Assets:
Gross expenses(c)	1.76%		1.78%	1.83%	1.76%	1.69%	1.73%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.63%	1.70%
Net investment income (loss)(c)	(1.27)%		(1.13)%	(1.13)%	(1.02)%	(0.68)%	(1.05)%
Supplemental Data:
Net assets, end of period (000's)	$47,650		$57,064	$53,746	$22,323	$109,947	$73,789
Portfolio turnover rate(d)	34	%(b)	28%	238%	470%	336%	258%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP NASDAQ-100 :: 39

Investment Objective: The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	6.9%
Chevron Corp.	3.5%
General Electric Co.	3.4%
J.P. Morgan Chase & Co.	2.8%
Pfizer, Inc.	2.8%

S&P 500/Citigroup Value Index – Composition

% of Index
Financial	25%
Energy	18%
Consumer Non-Cyclical	17%
Industrial	12%
Consumer Cyclical	9%
Communications	7%
Utilities	6%
Technology	3%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.2%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,510	$143,223
Abercrombie & Fitch Co.—Class A (Retail)	151	10,105
ACE, Ltd. (Insurance)	1,510	99,388
Adobe Systems, Inc.* (Software)	1,057	33,243
Aetna, Inc. (Healthcare-Services)	1,661	73,233
AFLAC, Inc. (Insurance)	755	35,243
Air Products & Chemicals, Inc. (Chemicals)	453	43,298
Airgas, Inc. (Chemicals)	151	10,576
AK Steel Holding Corp. (Iron/Steel)	453	7,139
Alcoa, Inc. (Mining)	4,832	76,635
Allegheny Technologies, Inc. (Iron/Steel)	302	19,168
Allstate Corp. (Insurance)	2,416	73,760
Alpha Natural Resources, Inc.* (Coal)	302	13,723
Altria Group, Inc. (Agriculture)	6,191	163,504
Ameren Corp. (Electric)	1,057	30,484
American Electric Power, Inc. (Electric)	2,114	79,655
American Express Co. (Diversified Financial Services)	2,114	109,294
American International Group, Inc. (Insurance)	1,963	57,555
AmerisourceBergen Corp. (Pharmaceuticals)	604	25,006
Amgen, Inc.* (Biotechnology)	1,963	114,541
Anadarko Petroleum Corp. (Oil & Gas)	1,510	115,908
AON Corp. (Insurance)	1,510	77,463
Apache Corp. (Oil & Gas)	906	111,791
Apartment Investment and Management Co.—Class A (REIT)	302	7,710
Applied Materials, Inc. (Semiconductors)	3,624	47,148
Archer-Daniels-Midland Co. (Agriculture)	3,020	91,053
Assurant, Inc. (Insurance)	453	16,430
AT&T, Inc. (Telecommunications)	15,553	488,520
Automatic Data Processing, Inc. (Software)	755	39,773
AutoNation, Inc.* (Retail)	302	11,056
Avery Dennison Corp. (Household Products/Wares)	302	11,666
Baker Hughes, Inc. (Oil & Gas Services)	1,057	76,696
Bank of America Corp. (Banks)	45,753	501,453
Bank of New York Mellon Corp. (Banks)	5,587	143,139
Baxter International, Inc. (Healthcare-Products)	906	54,079
BB&T Corp. (Banks)	3,171	85,110

Common Stocks, continued

	Shares	Value
Becton, Dickinson & Co. (Healthcare-Products)	302	$26,023
Bemis Co., Inc. (Packaging & Containers)	453	15,302
Berkshire Hathaway, Inc.—Class B* (Insurance)	7,852	607,666
Best Buy Co., Inc. (Retail)	604	18,972
Big Lots, Inc.* (Retail)	151	5,006
BlackRock, Inc. (Diversified Financial Services)	151	28,963
Boeing Co. (Aerospace/Defense)	1,359	100,471
Boston Properties, Inc. (REIT)	302	32,060
Boston Scientific Corp.* (Healthcare-Products)	6,946	47,997
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,473	100,578
CA, Inc. (Software)	604	13,795
Cabot Oil & Gas Corp. (Oil & Gas)	302	20,026
Campbell Soup Co. (Food)	453	15,651
Capital One Financial Corp. (Diversified Financial Services)	2,114	109,230
Cardinal Health, Inc. (Pharmaceuticals)	1,510	68,584
CareFusion Corp.* (Healthcare-Products)	1,057	28,719
Carnival Corp.—Class A (Leisure Time)	906	34,093
Caterpillar, Inc. (Machinery-Construction & Mining)	1,359	144,679
CBS Corp.—Class B (Media)	3,020	86,040
CenterPoint Energy, Inc. (Electric)	1,963	37,984
CenturyLink, Inc. (Telecommunications)	1,359	54,944
Cephalon, Inc.* (Pharmaceuticals)	151	12,065
Chesapeake Energy Corp. (Oil & Gas)	1,812	53,798
Chevron Corp. (Oil & Gas)	9,060	931,730
Chubb Corp. (Insurance)	1,359	85,087
Cincinnati Financial Corp. (Insurance)	755	22,031
Cintas Corp. (Textiles)	604	19,950
Cisco Systems, Inc. (Telecommunications)	10,721	167,355
Citigroup, Inc. (Banks)	13,137	547,025
Clorox Co. (Household Products/Wares)	302	20,367
CME Group, Inc. (Diversified Financial Services)	302	88,060
CMS Energy Corp. (Electric)	1,208	23,786
Comerica, Inc. (Banks)	755	26,100
Computer Sciences Corp. (Computers)	755	28,660
Compuware Corp.* (Software)	302	2,948
ConAgra Foods, Inc. (Food)	1,812	46,768
ConocoPhillips (Oil & Gas)	6,342	476,855

See accompanying notes to the financial statements.

40 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Consolidated Edison, Inc. (Electric)	1,359	$72,353
Constellation Brands, Inc.* (Beverages)	755	15,719
Constellation Energy Group, Inc. (Electric)	906	34,392
Corning, Inc. (Telecommunications)	2,567	46,591
Costco Wholesale Corp. (Retail)	1,963	159,474
Coventry Health Care, Inc.* (Healthcare-Services)	604	22,028
Covidien PLC (Healthcare-Products)	2,265	120,566
CSX Corp. (Transportation)	1,963	51,470
CVS Caremark Corp. (Retail)	6,191	232,658
D.R. Horton, Inc. (Home Builders)	1,208	13,916
Danaher Corp. (Miscellaneous Manufacturing)	906	48,009
Dean Foods Co.* (Food)	755	9,264
Dell, Inc.* (Computers)	7,399	123,341
DENTSPLY International, Inc. (Healthcare-Products)	302	11,500
Devon Energy Corp. (Oil & Gas)	1,208	95,202
Discover Financial Services (Diversified Financial Services)	2,416	64,628
Dominion Resources, Inc. (Electric)	1,510	72,888
Dover Corp. (Miscellaneous Manufacturing)	453	30,713
DTE Energy Co. (Electric)	755	37,765
Duke Energy Corp. (Electric)	6,040	113,733
E*TRADE Financial Corp.* (Diversified Financial Services)	1,208	16,670
E.I. du Pont de Nemours & Co. (Chemicals)	1,661	89,777
Eastman Chemical Co. (Chemicals)	151	15,413
Eaton Corp. (Miscellaneous Manufacturing)	755	38,845
Edison International (Electric)	1,510	58,512
El Paso Corp. (Pipelines)	1,510	30,502
Electronic Arts, Inc.* (Software)	906	21,382
Emerson Electric Co. (Electrical Components & Equipment)	1,510	84,937
Entergy Corp. (Electric)	755	51,551
EOG Resources, Inc. (Oil & Gas)	604	63,148
EQT Corp. (Oil & Gas)	302	15,861
Equifax, Inc. (Commercial Services)	151	5,243
Exelon Corp. (Electric)	3,020	129,377
Expeditors International of Washington, Inc. (Transportation)	453	23,189
Exxon Mobil Corp. (Oil & Gas)	22,197	1,806,392
Federated Investors, Inc.—Class B (Diversified Financial Services)	151	3,600
FedEx Corp. (Transportation)	1,359	128,901
Fidelity National Information Services, Inc. (Software)	1,208	37,194
Fifth Third Bancorp (Banks)	4,077	51,982
First Horizon National Corp. (Banks)	1,208	11,529
FirstEnergy Corp. (Electric)	1,963	86,666
Fiserv, Inc.* (Software)	302	18,914
Fluor Corp. (Engineering & Construction)	302	19,527
Ford Motor Co.* (Auto Manufacturers)	7,097	97,868
Forest Laboratories, Inc.* (Pharmaceuticals)	453	17,821
Fortune Brands, Inc. (Household Products/Wares)	755	48,146
Franklin Resources, Inc. (Diversified Financial Services)	302	39,650
Frontier Communications Corp. (Telecommunications)	2,416	19,497
GameStop Corp.—Class A* (Retail)	604	16,109
Gannett Co., Inc. (Media)	1,057	15,136
General Dynamics Corp. (Aerospace/Defense)	755	56,263
General Electric Co. (Miscellaneous Manufacturing)	47,867	902,772
General Mills, Inc. (Food)	1,057	39,342
Genuine Parts Co. (Distribution/Wholesale)	755	41,072

Common Stocks, continued

	Shares	Value
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	2,265	$23,284
H & R Block, Inc. (Commercial Services)	1,359	21,798
Halliburton Co. (Oil & Gas Services)	1,963	100,113
Harley-Davidson, Inc. (Leisure Time)	604	24,746
Harman International Industries, Inc. (Home Furnishings)	151	6,881
Harris Corp. (Telecommunications)	302	13,608
Hartford Financial Services Group, Inc. (Insurance)	1,963	51,764
HCP, Inc. (REIT)	755	27,701
Health Care REIT, Inc. (REIT)	453	23,751
Heinz (H.J.) Co. (Food)	453	24,136
Helmerich & Payne, Inc. (Oil & Gas)	151	9,984
Hess Corp. (Oil & Gas)	1,359	101,599
Hewlett-Packard Co. (Computers)	4,379	159,396
Home Depot, Inc. (Retail)	7,248	262,523
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,208	71,985
Hormel Foods Corp. (Food)	302	9,003
Host Hotels & Resorts, Inc. (REIT)	1,661	28,154
Hudson City Bancorp, Inc. (Savings & Loans)	1,057	8,657
Humana, Inc. (Healthcare-Services)	755	60,808
Huntington Bancshares, Inc. (Banks)	2,718	17,830
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,057	59,710
Integrys Energy Group, Inc. (Electric)	302	15,656
Intel Corp. (Semiconductors)	10,117	224,193
International Game Technology (Entertainment)	755	13,273
International Paper Co. (Forest Products & Paper)	1,963	58,537
Invesco, Ltd. (Diversified Financial Services)	1,057	24,734
Iron Mountain, Inc. (Commercial Services)	453	15,443
ITT Industries, Inc. (Miscellaneous Manufacturing)	453	26,695
J.C. Penney Co., Inc. (Retail)	906	31,293
J.P. Morgan Chase & Co. (Diversified Financial Services)	17,969	735,651
Jabil Circuit, Inc. (Electronics)	906	18,301
Jacobs Engineering Group, Inc.* (Engineering & Construction)	604	26,123
Janus Capital Group, Inc. (Diversified Financial Services)	453	4,276
JM Smucker Co. (Food)	453	34,627
Johnson & Johnson (Healthcare-Products)	4,983	331,469
Johnson Controls, Inc. (Auto Parts & Equipment)	3,020	125,813
Kellogg Co. (Food)	453	25,060
KeyCorp (Banks)	3,322	27,672
Kimberly-Clark Corp. (Household Products/Wares)	755	50,253
Kimco Realty Corp. (REIT)	1,208	22,517
KLA-Tencor Corp. (Semiconductors)	453	18,337
Kohls Corp. (Retail)	453	22,655
Kraft Foods, Inc. (Food)	4,077	143,633
Kroger Co. (Food)	2,718	67,406
L-3 Communications Holdings, Inc. (Aerospace/Defense)	453	39,615
Legg Mason, Inc. (Diversified Financial Services)	604	19,787
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	604	14,726
Lennar Corp.—Class A (Home Builders)	302	5,481
Leucadia National Corp. (Holding Companies-Diversified)	302	10,298
Lexmark International, Inc.—Class A* (Computers)	302	8,837
Lincoln National Corp. (Insurance)	1,359	38,718

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 41

Common Stocks, continued

	Shares		Value
Lockheed Martin Corp. (Aerospace/Defense)	1,359		$110,038
Loews Corp. (Insurance)	1,359		57,200
Lorillard, Inc. (Agriculture)	302		32,879
Lowe's Cos., Inc. (Retail)	5,889		137,273
LSI Logic Corp.* (Semiconductors)	1,510		10,751
M&T Bank Corp. (Banks)	604		53,122
Macy's, Inc. (Retail)	755		22,076
Marathon Oil Corp. (Oil & Gas)	3,171		167,048
Marathon Petroleum Corp.* (Oil & Gas)	230		9,522
Marriott International, Inc.—Class A (Lodging)	—	(a)	11
Marsh & McLennan Cos., Inc. (Insurance)	2,416		75,355
Marshall & Ilsley Corp. (Banks)	2,416		19,256
Masco Corp. (Building Materials)	1,661		19,982
Mattel, Inc. (Toys/Games/Hobbies)	604		16,604
McCormick & Co., Inc. (Food)	302		14,970
McGraw-Hill Cos., Inc. (Media)	604		25,314
McKesson Corp. (Commercial Services)	1,208		101,049
MeadWestvaco Corp. (Forest Products & Paper)	755		25,149
Medtronic, Inc. (Healthcare-Products)	1,812		69,816
MEMC Electronic Materials, Inc.* (Semiconductors)	1,057		9,016
Merck & Co., Inc. (Pharmaceuticals)	4,832		170,521
MetLife, Inc. (Insurance)	4,832		211,980
Molex, Inc. (Electrical Components & Equipment)	453		11,674
Molson Coors Brewing Co.—Class B (Beverages)	755		33,779
Monsanto Co. (Agriculture)	1,057		76,675
Monster Worldwide, Inc.* (Internet)	302		4,427
Moody's Corp. (Commercial Services)	453		17,373
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	6,946		159,827
Motorola Mobility Holdings, Inc.* (Telecommunications)	1,359		29,952
Motorola Solutions, Inc.* (Telecommunications)	1,510		69,520
Murphy Oil Corp. (Oil & Gas)	453		29,744
Nabors Industries, Ltd.* (Oil & Gas)	1,359		33,486
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	604		15,281
National Semiconductor Corp. (Semiconductors)	604		14,864
Newell Rubbermaid, Inc. (Housewares)	1,359		21,445
News Corp.—Class A (Media)	4,379		77,508
NextEra Energy, Inc. (Electric)	1,963		112,794
Nicor, Inc. (Gas)	151		8,266
NiSource, Inc. (Electric)	1,208		24,462
Noble Corp. (Oil & Gas)	302		11,902
Noble Energy, Inc. (Oil & Gas)	453		40,602
Norfolk Southern Corp. (Transportation)	906		67,887
Northeast Utilities System (Electric)	755		26,553
Northern Trust Corp. (Banks)	755		34,700
Northrop Grumman Corp. (Aerospace/Defense)	1,359		94,247
Novellus Systems, Inc.* (Semiconductors)	151		5,457
NRG Energy, Inc.* (Electric)	1,057		25,981
Nucor Corp. (Iron/Steel)	1,359		56,018
NVIDIA Corp.* (Semiconductors)	1,208		19,249
NYSE Euronext (Diversified Financial Services)	1,208		41,398
Occidental Petroleum Corp. (Oil & Gas)	1,812		188,520
Omnicom Group, Inc. (Advertising)	453		21,816
ONEOK, Inc. (Gas)	453		33,527
Owens-Illinois, Inc.* (Packaging & Containers)	755		19,487
PACCAR, Inc. (Auto Manufacturers)	906		46,288
Parker Hannifin Corp. (Miscellaneous Manufacturing)	302		27,101
Paychex, Inc. (Commercial Services)	604		18,555
People's United Financial, Inc. (Banks)	1,661		22,324
Pepco Holdings, Inc. (Electric)	1,057		20,749

Common Stocks, continued

	Shares	Value
PerkinElmer, Inc. (Electronics)	302	$8,127
Pfizer, Inc. (Pharmaceuticals)	35,636	734,102
PG&E Corp. (Electric)	1,812	76,158
Pinnacle West Capital Corp. (Electric)	453	20,195
Pitney Bowes, Inc. (Office/Business Equipment)	906	20,829
Plum Creek Timber Co., Inc. (Forest Products & Paper)	453	18,365
PNC Financial Services Group (Banks)	2,416	144,018
PPG Industries, Inc. (Chemicals)	302	27,419
PPL Corp. (Electric)	2,567	71,440
Principal Financial Group, Inc. (Insurance)	1,510	45,934
Procter & Gamble Co. (Cosmetics/Personal Care)	6,493	412,760
Progress Energy, Inc. (Electric)	1,359	65,246
Progressive Corp. (Insurance)	3,020	64,568
Prologis, Inc. (REIT)	1,208	43,295
Prudential Financial, Inc. (Insurance)	2,265	144,031
Public Service Enterprise Group, Inc. (Electric)	2,265	73,930
Public Storage, Inc. (REIT)	302	34,431
Pulte Group, Inc.* (Home Builders)	1,510	11,567
QEP Resources, Inc. (Oil & Gas)	755	31,582
Quanta Services, Inc.* (Commercial Services)	906	18,301
Quest Diagnostics, Inc. (Healthcare-Services)	302	17,848
R.R. Donnelley & Sons Co. (Commercial Services)	906	17,767
Range Resources Corp. (Oil & Gas)	302	16,761
Raytheon Co. (Aerospace/Defense)	906	45,164
Regions Financial Corp. (Banks)	5,738	35,576
Republic Services, Inc. (Environmental Control)	604	18,633
Reynolds American, Inc. (Agriculture)	755	27,973
Robert Half International, Inc. (Commercial Services)	453	12,245
Rowan Cos., Inc.* (Oil & Gas)	604	23,441
Ryder System, Inc. (Transportation)	302	17,169
Safeway, Inc. (Food)	1,661	38,818
SAIC, Inc.* (Commercial Services)	755	12,699
Sara Lee Corp. (Food)	1,208	22,940
SCANA Corp. (Electric)	453	17,835
Sealed Air Corp. (Packaging & Containers)	755	17,961
Sears Holdings Corp.* (Retail)	151	10,787
Sempra Energy (Gas)	1,057	55,894
Sherwin-Williams Co. (Chemicals)	151	12,664
SLM Corp. (Diversified Financial Services)	2,416	40,613
Snap-on, Inc. (Hand/Machine Tools)	151	9,434
Southern Co. (Electric)	2,265	91,461
Southwest Airlines Co. (Airlines)	1,812	20,693
Spectra Energy Corp. (Pipelines)	1,510	41,389
Sprint Nextel Corp.* (Telecommunications)	13,439	72,436
Stanley Black & Decker, Inc. (Hand/Machine Tools)	453	32,639
Staples, Inc. (Retail)	1,661	26,244
State Street Corp. (Banks)	2,265	102,129
Sunoco, Inc. (Oil & Gas)	604	25,193
SunTrust Banks, Inc. (Banks)	2,416	62,333
SuperValu, Inc. (Food)	906	8,525
Sysco Corp. (Food)	2,567	80,039
Target Corp. (Retail)	1,359	63,751
TECO Energy, Inc. (Electric)	906	17,114
Tellabs, Inc. (Telecommunications)	1,661	7,657
Teradyne, Inc.* (Semiconductors)	302	4,470
Tesoro Petroleum Corp.* (Oil & Gas)	604	13,838
Textron, Inc. (Miscellaneous Manufacturing)	1,208	28,521
The AES Corp.* (Electric)	3,020	38,475
The Charles Schwab Corp. (Diversified Financial Services)	2,416	39,743
The Dow Chemical Co. (Chemicals)	5,285	190,260

See accompanying notes to the financial statements.

42 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
The Gap, Inc. (Retail)	755	$13,665
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,265	301,449
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,057	17,726
The Hershey Co. (Food)	302	17,169
The Travelers Cos., Inc. (Insurance)	1,963	114,600
The Williams Cos., Inc. (Pipelines)	2,718	82,219
Thermo Fisher Scientific, Inc.* (Electronics)	755	48,614
Time Warner Cable, Inc. (Media)	604	47,136
Time Warner, Inc. (Media)	4,832	175,740
Titanium Metals Corp. (Mining)	302	5,533
Torchmark Corp. (Insurance)	302	19,370
Total System Services, Inc. (Software)	453	8,417
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,057	52,247
Tyson Foods, Inc.—Class A (Food)	1,359	26,392
U.S. Bancorp (Banks)	8,758	223,417
Union Pacific Corp. (Transportation)	906	94,586
United Parcel Service, Inc.—Class B (Transportation)	2,114	154,174
United States Steel Corp. (Iron/Steel)	453	20,856
United Technologies Corp. (Aerospace/Defense)	1,510	133,650
UnitedHealth Group, Inc. (Healthcare-Services)	4,832	249,235
UnumProvident Corp. (Insurance)	1,359	34,627
V.F. Corp. (Apparel)	151	16,393
Valero Energy Corp. (Oil & Gas)	2,567	65,638
VeriSign, Inc. (Internet)	302	10,105
Verizon Communications, Inc. (Telecommunications)	7,701	286,708
Vornado Realty Trust (REIT)	453	42,211
Vulcan Materials Co. (Building Materials)	604	23,272
Wal-Mart Stores, Inc. (Retail)	8,607	457,376
Walgreen Co. (Retail)	4,077	173,109
Walt Disney Co. (Media)	3,926	153,271
Waste Management, Inc. (Environmental Control)	1,359	50,650
WellPoint, Inc. (Healthcare-Services)	1,661	130,837
Wells Fargo & Co. (Banks)	12,231	343,202
Weyerhaeuser Co. (Forest Products & Paper)	2,416	52,814
Whirlpool Corp. (Home Furnishings)	302	24,559
Windstream Corp. (Telecommunications)	906	11,742
Wisconsin Energy Corp. (Electric)	604	18,935
Xcel Energy, Inc. (Electric)	2,114	51,370
Xerox Corp. (Office/Business Equipment)	6,342	66,020
XL Group PLC (Insurance)	1,359	29,871
Yahoo!, Inc.* (Internet)	3,171	47,692
Zimmer Holdings, Inc.* (Healthcare-Products)	302	19,086
Zions Bancorp (Banks)	755	18,128
TOTAL COMMON STOCKS (Cost $19,494,948)		26,396,255
Rights/Warrants(NM)
American International Group, Inc.* (Diversified Financial Services)	1	8
TOTAL RIGHTS/WARRANTS (Cost $14)		8
TOTAL INVESTMENT SECURITIES (Cost $19,494,962)—100.2%		26,396,263
Net other assets (liabilities)—(0.2)%		(47,588)
NET ASSETS—100.0%		$26,348,675

*  Non-income producing security

(a)  Number of shares is less than 0.50.

ProFund VP Large-Cap Value invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Advertising	$21,816	0.1%
Aerospace/Defense	579,448	2.2%
Agriculture	392,084	1.5%
Airlines	20,693	0.1%
Apparel	16,393	0.1%
Auto Manufacturers	144,156	0.5%
Auto Parts & Equipment	143,539	0.5%
Banks	2,470,045	9.4%
Beverages	49,498	0.2%
Biotechnology	114,541	0.4%
Building Materials	43,254	0.2%
Chemicals	389,407	1.5%
Coal	13,723	0.1%
Commercial Services	240,473	0.9%
Computers	320,234	1.2%
Cosmetics/Personal Care	412,760	1.6%
Distribution/Wholesale	41,072	0.1%
Diversified Financial Services	1,866,146	7.1%
Electric	1,597,500	6.1%
Electrical Components & Equipment	96,611	0.4%
Electronics	75,042	0.3%
Engineering & Construction	45,650	0.2%
Entertainment	13,273	0.1%
Environmental Control	69,283	0.3%
Food	623,743	2.4%
Forest Products & Paper	154,865	0.6%
Gas	97,687	0.4%
Hand/Machine Tools	42,073	0.1%
Healthcare-Products	709,255	2.7%
Healthcare-Services	553,989	2.1%
Holding Companies-Diversified	10,298	NM
Home Builders	30,964	0.1%
Home Furnishings	31,440	0.1%
Household Products/Wares	130,432	0.5%
Housewares	21,445	0.1%
Insurance	1,962,641	7.4%
Internet	62,224	0.2%
Iron/Steel	103,181	0.4%
Leisure Time	58,839	0.2%
Lodging	11	NM
Machinery-Construction & Mining	144,679	0.5%
Media	580,145	2.2%
Mining	82,168	0.3%
Miscellaneous Manufacturing	1,444,547	5.5%
Office/Business Equipment	86,849	0.3%
Oil & Gas	4,459,571	16.9%
Oil & Gas Services	176,809	0.7%
Packaging & Containers	52,750	0.2%
Pharmaceuticals	1,128,677	4.3%
Pipelines	154,110	0.6%
REIT	261,830	1.0%
Retail	1,674,132	6.3%
Savings & Loans	8,657	NM
Semiconductors	353,485	1.3%
Software	175,666	0.7%
Telecommunications	1,268,530	4.8%

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 43

	Value	% of Net Assets
Textiles	$19,950	0.1%
Toys/Games/Hobbies	16,604	0.1%
Transportation	537,376	2.0%
Other**	(47,588)	(0.2)%
Total	$26,348,675	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

44 :: ProFund VP Large-Cap Value :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$19,494,962
Securities, at value	26,396,263
Total Investment Securities, at value	26,396,263
Dividends receivable	30,584
Receivable for capital shares issued	4,306,048
Receivable for investments sold	5,107
Prepaid expenses	379
TOTAL ASSETS	30,738,381
LIABILITIES:
Cash overdraft	302,603
Payable for investments purchased	4,029,174
Payable for capital shares redeemed	375
Advisory fees payable	11,509
Management services fees payable	1,535
Administration fees payable	780
Administrative services fees payable	7,333
Distribution fees payable	6,702
Trustee fees payable	2
Transfer agency fees payable	2,830
Fund accounting fees payable	1,664
Compliance services fees payable	263
Other accrued expenses	24,936
TOTAL LIABILITIES	4,389,706
NET ASSETS	$26,348,675
NET ASSETS CONSIST OF:
Capital	$35,221,624
Accumulated net investment income (loss)	98,526
Accumulated net realized gains (losses) on investments	(15,872,776)
Net unrealized appreciation (depreciation) on investments	6,901,301
NET ASSETS	$26,348,675
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,045,843
Net Asset Value (offering and redemption price per share)	$25.19

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$365,060
Interest	30
TOTAL INVESTMENT INCOME	365,090
EXPENSES:
Advisory fees	119,925
Management services fees	15,990
Administration fees	6,366
Transfer agency fees	9,110
Administrative services fees	51,546
Distribution fees	39,975
Custody fees	16,410
Fund accounting fees	13,336
Trustee fees	257
Compliance services fees	166
Other fees	16,932
Total Gross Expenses before reductions	290,013
Less Expenses reduced by the Advisor	(21,381)
TOTAL NET EXPENSES	268,632
NET INVESTMENT INCOME (LOSS)	96,458
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	731,300
Change in net unrealized appreciation/depreciation on investments	196,081
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	927,381
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,023,839

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 45

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$96,458	$234,286
Net realized gains (losses) on investments	731,300	3,057,123
Change in net unrealized appreciation/depreciation on investments	196,081	191,494
Change in net assets resulting from operations	1,023,839	3,482,903
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(229,358)	(379,799)
Change in net assets resulting from distributions	(229,358)	(379,799)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	52,257,303	109,648,222
Dividends reinvested	229,358	379,799
Value of shares redeemed	(60,857,429)	(108,738,470)
Change in net assets resulting from capital transactions	(8,370,768)	1,289,551
Change in net assets	(7,576,287)	4,392,655
NET ASSETS:
Beginning of period	33,924,962	29,532,307
End of period	$26,348,675	$33,924,962
Accumulated net investment income (loss)	$98,526	$231,426
SHARE TRANSACTIONS:
Issued	2,051,820	4,906,966
Reinvested	8,980	16,865
Redeemed	(2,410,617)	(4,886,708)
Change in shares	(349,817)	37,123

See accompanying notes to the financial statements.

46 :: ProFund VP Large-Cap Value :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$24.31		$21.74	$18.52	$37.43	$40.02	$34.26
Investment Activities:
Net investment income (loss)(a)	0.08		0.16	0.24	0.49	0.32	0.24
Net realized and unrealized gains (losses) on investments	0.99		2.63	3.35	(14.16)	(0.16)	6.09
Total income (loss) from investment activities	1.07		2.79	3.59	(13.67)	0.16	6.33
Distributions to Shareholders From:
Net investment income	(0.19)		(0.22)	(0.37)	(0.62)	(0.28)	(0.06)
Net realized gains on investments	—		—	—	(4.62)	(2.47)	(0.51)
Total distributions	(0.19)		(0.22)	(0.37)	(5.24)	(2.75)	(0.57)
Net Asset Value, End of Period	$25.19		$24.31	$21.74	$18.52	$37.43	$40.02
Total Return	4.40	%(b)	12.89%	19.47%	(40.46)%	0.15%	18.67%
Ratios to Average Net Assets:
Gross expenses(c)	1.81%		1.88%	1.89%	1.82%	1.72%	1.74%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.63%	1.70%
Net investment income (loss)(c)	0.60%		0.72%	1.26%	1.69%	0.77%	0.66%
Supplemental Data:
Net assets, end of period (000's)	$26,349		$33,925	$29,532	$33,194	$70,937	$156,784
Portfolio turnover rate(d)	150	%(b)	329%	217%	304%	250%	277%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Large-Cap Value :: 47

Investment Objective: The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	4.9%
International Business Machines Corp.	3.4%
Microsoft Corp.	3.1%
Coca-Cola Co.	2.5%
Oracle Corp.	2.1%

S&P 500/Citigroup Growth Index – Composition

% of Index
Consumer Non-Cyclical	26%
Technology	22%
Communications	15%
Industrial	11%
Consumer Cyclical	8%
Energy	8%
Financial	6%
Basic Materials	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.0%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,788	$169,592
Abbott Laboratories (Pharmaceuticals)	6,854	360,657
Abercrombie & Fitch Co.—Class A (Retail)	298	19,942
Adobe Systems, Inc.* (Software)	1,192	37,488
Advanced Micro Devices, Inc.* (Semiconductors)	2,533	17,706
AFLAC, Inc. (Insurance)	1,192	55,643
Agilent Technologies, Inc.* (Electronics)	1,490	76,154
Air Products & Chemicals, Inc. (Chemicals)	447	42,724
Airgas, Inc. (Chemicals)	149	10,436
Akamai Technologies, Inc.* (Internet)	894	28,134
Allegheny Technologies, Inc. (Iron/Steel)	149	9,457
Allergan, Inc. (Pharmaceuticals)	1,341	111,638
Alpha Natural Resources, Inc.* (Coal)	745	33,853
Altera Corp. (Semiconductors)	1,490	69,061
Altria Group, Inc. (Agriculture)	3,278	86,572
Amazon.com, Inc.* (Internet)	1,639	335,159
American Express Co. (Diversified Financial Services)	2,533	130,956
American Tower Corp.* (Telecommunications)	1,788	93,512
Ameriprise Financial, Inc. (Diversified Financial Services)	1,043	60,160
AmerisourceBergen Corp. (Pharmaceuticals)	596	24,674
Amgen, Inc.* (Biotechnology)	2,235	130,412
Amphenol Corp.—Class A (Electronics)	745	40,223
Anadarko Petroleum Corp. (Oil & Gas)	745	57,186
Analog Devices, Inc. (Semiconductors)	1,341	52,487
Apache Corp. (Oil & Gas)	894	110,311
Apartment Investment and Management Co.—Class A (REIT)	298	7,608
Apollo Group, Inc.—Class A* (Commercial Services)	596	26,033
Apple Computer, Inc.* (Computers)	4,023	1,350,400
Applied Materials, Inc. (Semiconductors)	2,235	29,077
AT&T, Inc. (Telecommunications)	11,026	346,327
Autodesk, Inc.* (Software)	1,043	40,260
Automatic Data Processing, Inc. (Software)	1,341	70,644
AutoZone, Inc.* (Retail)	149	43,933
Avalonbay Communities, Inc. (REIT)	447	57,395

Common Stocks, continued

	Shares	Value
Avery Dennison Corp. (Household Products/Wares)	149	$5,756
Avon Products, Inc. (Cosmetics/Personal Care)	1,937	54,236
Baker Hughes, Inc. (Oil & Gas Services)	894	64,869
Ball Corp. (Packaging & Containers)	745	28,653
Bard (C.R.), Inc. (Healthcare-Products)	447	49,107
Baxter International, Inc. (Healthcare-Products)	1,639	97,832
Becton, Dickinson & Co. (Healthcare-Products)	596	51,357
Bed Bath & Beyond, Inc.* (Retail)	1,043	60,880
Best Buy Co., Inc. (Retail)	745	23,400
Big Lots, Inc.* (Retail)	149	4,939
Biogen Idec, Inc.* (Biotechnology)	1,043	111,518
BlackRock, Inc. (Diversified Financial Services)	298	57,159
BMC Software, Inc.* (Software)	745	40,751
Boeing Co. (Aerospace/Defense)	1,937	143,202
Boston Properties, Inc. (REIT)	298	31,636
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,023	116,506
Broadcom Corp.—Class A (Semiconductors)	2,086	70,173
Brown-Forman Corp. (Beverages)	447	33,386
C.H. Robinson Worldwide, Inc. (Transportation)	745	58,736
CA, Inc. (Software)	1,192	27,225
Cablevision Systems Corp.—Class A (Media)	1,043	37,767
Cabot Oil & Gas Corp. (Oil & Gas)	149	9,880
Cameron International Corp.* (Oil & Gas Services)	1,043	52,452
Campbell Soup Co. (Food)	447	15,444
Carmax, Inc.* (Retail)	1,043	34,492
Carnival Corp.—Class A (Leisure Time)	1,043	39,248
Caterpillar, Inc. (Machinery-Construction & Mining)	1,490	158,625
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,341	33,673
Celgene Corp.* (Biotechnology)	2,086	125,828
CenturyLink, Inc. (Telecommunications)	1,341	54,217
Cephalon, Inc.* (Pharmaceuticals)	149	11,905
Cerner Corp.* (Software)	596	36,422
CF Industries Holdings, Inc. (Chemicals)	298	42,218
Chesapeake Energy Corp. (Oil & Gas)	1,043	30,967
Chipotle Mexican Grill, Inc.* (Retail)	149	45,920

See accompanying notes to the financial statements.

48 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
CIGNA Corp. (Insurance)	1,192	$61,305
Cisco Systems, Inc. (Telecommunications)	13,857	216,308
Citrix Systems, Inc.* (Software)	894	71,520
Cliffs Natural Resources, Inc. (Iron/Steel)	596	55,100
Clorox Co. (Household Products/Wares)	298	20,097
Coach, Inc. (Apparel)	1,341	85,730
Coca-Cola Co. (Beverages)	10,132	681,782
Coca-Cola Enterprises, Inc. (Beverages)	1,490	43,478
Cognizant Technology Solutions Corp.* (Computers)	1,341	98,349
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,086	182,337
Comcast Corp.—Class A (Media)	12,218	309,604
Compuware Corp.* (Software)	596	5,817
CONSOL Energy, Inc. (Coal)	1,043	50,565
Corning, Inc. (Telecommunications)	4,321	78,426
CSX Corp. (Transportation)	2,980	78,136
Cummins, Inc. (Machinery-Diversified)	894	92,520
Danaher Corp. (Miscellaneous Manufacturing)	1,490	78,955
Darden Restaurants, Inc. (Retail)	596	29,657
DaVita, Inc.* (Healthcare-Services)	447	38,715
Deere & Co. (Machinery-Diversified)	1,788	147,421
Denbury Resources, Inc.* (Oil & Gas)	1,788	35,760
DENTSPLY International, Inc. (Healthcare-Products)	447	17,022
Devon Energy Corp. (Oil & Gas)	745	58,713
DeVry, Inc. (Commercial Services)	298	17,621
Diamond Offshore Drilling, Inc. (Oil & Gas)	298	20,982
DIRECTV—Class A* (Media)	3,427	174,160
Discovery Communications, Inc.—Class A* (Media)	1,192	48,824
Dominion Resources, Inc. (Electric)	1,043	50,346
Dover Corp. (Miscellaneous Manufacturing)	447	30,307
Dr. Pepper Snapple Group, Inc. (Beverages)	1,043	43,733
Dun & Bradstreet Corp. (Software)	149	11,255
E.I. du Pont de Nemours & Co. (Chemicals)	2,384	128,855
Eastman Chemical Co. (Chemicals)	149	15,208
Eaton Corp. (Miscellaneous Manufacturing)	745	38,330
eBay, Inc.* (Internet)	5,066	163,480
Ecolab, Inc. (Chemicals)	1,043	58,804
Edwards Lifesciences Corp.* (Healthcare-Products)	447	38,969
El Paso Corp. (Pipelines)	1,937	39,127
Electronic Arts, Inc.* (Software)	596	14,066
Eli Lilly & Co. (Pharmaceuticals)	4,470	167,759
EMC Corp.* (Computers)	9,089	250,402
Emerson Electric Co. (Electrical Components & Equipment)	1,788	100,575
EOG Resources, Inc. (Oil & Gas)	596	62,312
EQT Corp. (Oil & Gas)	298	15,651
Equifax, Inc. (Commercial Services)	298	10,347
Equity Residential (REIT)	1,341	80,460
Expedia, Inc. (Internet)	894	25,917
Expeditors International of Washington, Inc. (Transportation)	596	30,509
Express Scripts, Inc.* (Pharmaceuticals)	2,384	128,688
F5 Networks, Inc.* (Internet)	298	32,854
Family Dollar Stores, Inc. (Retail)	596	31,326
Fastenal Co. (Distribution/Wholesale)	1,341	48,263
Federated Investors, Inc.—Class B (Diversified Financial Services)	298	7,104
First Horizon National Corp. (Banks)	—	—
First Solar, Inc.* (Energy-Alternate Sources)	298	39,416
Fiserv, Inc.* (Software)	298	18,664
Common Stocks, continued

	Shares	Value
FLIR Systems, Inc. (Electronics)	745	$25,114
Flowserve Corp. (Machinery-Diversified)	298	32,747
Fluor Corp. (Engineering & Construction)	447	28,903
FMC Corp. (Chemicals)	298	25,634
FMC Technologies, Inc.* (Oil & Gas Services)	1,043	46,716
Ford Motor Co.* (Auto Manufacturers)	9,834	135,611
Forest Laboratories, Inc.* (Pharmaceuticals)	894	35,170
Franklin Resources, Inc. (Diversified Financial Services)	447	58,687
Freeport-McMoRan Copper & Gold, Inc.— Class B (Mining)	4,172	220,699
Frontier Communications Corp. (Telecommunications)	2,086	16,834
General Dynamics Corp. (Aerospace/Defense)	894	66,621
General Mills, Inc. (Food)	1,788	66,549
Gilead Sciences, Inc.* (Pharmaceuticals)	3,427	141,912
Goodrich Corp. (Aerospace/Defense)	596	56,918
Google, Inc.—Class A* (Internet)	1,043	528,154
Halliburton Co. (Oil & Gas Services)	2,086	106,386
Harley-Davidson, Inc. (Leisure Time)	447	18,314
Harman International Industries, Inc. (Home Furnishings)	149	6,790
Harris Corp. (Telecommunications)	298	13,428
Hasbro, Inc. (Toys/Games/Hobbies)	596	26,182
HCP, Inc. (REIT)	1,043	38,268
Health Care REIT, Inc. (REIT)	298	15,624
Heinz (H.J.) Co. (Food)	894	47,632
Helmerich & Payne, Inc. (Oil & Gas)	298	19,704
Hewlett-Packard Co. (Computers)	4,917	178,979
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,235	133,184
Hormel Foods Corp. (Food)	447	13,325
Hospira, Inc.* (Pharmaceuticals)	745	42,212
Host Hotels & Resorts, Inc. (REIT)	1,341	22,730
Hudson City Bancorp, Inc. (Savings & Loans)	1,341	10,983
Huntington Bancshares, Inc. (Banks)	1,192	7,820
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,192	67,336
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,490	67,661
Intel Corp. (Semiconductors)	13,559	300,467
IntercontinentalExchange, Inc.* (Diversified Financial Services)	298	37,164
International Business Machines Corp. (Computers)	5,364	920,194
International Flavors & Fragrances, Inc. (Chemicals)	298	19,144
International Game Technology (Entertainment)	596	10,478
Interpublic Group of Cos., Inc. (Advertising)	2,086	26,075
Intuit, Inc.* (Software)	1,192	61,817
Intuitive Surgical, Inc.* (Healthcare-Products)	149	55,444
Invesco, Ltd. (Diversified Financial Services)	894	20,920
Iron Mountain, Inc. (Commercial Services)	447	15,238
ITT Industries, Inc. (Miscellaneous Manufacturing)	447	26,342
Janus Capital Group, Inc. (Diversified Financial Services)	447	4,220
JDS Uniphase Corp.* (Telecommunications)	1,043	17,376
Johnson & Johnson (Healthcare-Products)	7,301	485,663
Joy Global, Inc. (Machinery-Construction & Mining)	447	42,572
Juniper Networks, Inc.* (Telecommunications)	2,384	75,096
Kellogg Co. (Food)	745	41,213

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 49

Common Stocks, continued

	Shares	Value
KeyCorp (Banks)	894	$7,447
Kimberly-Clark Corp. (Household Products/Wares)	1,043	69,422
Kimco Realty Corp. (REIT)	596	11,109
KLA-Tencor Corp. (Semiconductors)	298	12,063
Kohls Corp. (Retail)	745	37,257
Kraft Foods, Inc. (Food)	3,725	131,232
Laboratory Corp. of America Holdings* (Healthcare-Services)	447	43,265
Lennar Corp.—Class A (Home Builders)	298	5,409
Leucadia National Corp. (Holding Companies-Diversified)	596	20,324
Life Technologies Corp.* (Biotechnology)	745	38,792
Limited, Inc. (Retail)	1,043	40,103
Linear Technology Corp. (Semiconductors)	1,043	34,440
Lorillard, Inc. (Agriculture)	298	32,443
LSI Logic Corp.* (Semiconductors)	1,192	8,487
Macy's, Inc. (Retail)	1,192	34,854
Marriott International, Inc.—Class A (Lodging)	1,192	42,316
MasterCard, Inc.—Class A (Software)	447	134,699
Mattel, Inc. (Toys/Games/Hobbies)	894	24,576
McCormick & Co., Inc. (Food)	298	14,772
McDonald's Corp. (Retail)	4,619	389,474
McGraw-Hill Cos., Inc. (Media)	745	31,223
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	894	60,390
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,788	101,058
Medtronic, Inc. (Healthcare-Products)	2,980	114,819
Merck & Co., Inc. (Pharmaceuticals)	8,791	310,234
MetroPCS Communications, Inc.* (Telecommunications)	1,192	20,514
Microchip Technology, Inc. (Semiconductors)	894	33,892
Micron Technology, Inc.* (Semiconductors)	3,874	28,978
Microsoft Corp. (Software)	32,780	852,280
Molex, Inc. (Electrical Components & Equipment)	298	7,679
Monsanto Co. (Agriculture)	1,341	97,276
Monster Worldwide, Inc.* (Internet)	298	4,369
Moody's Corp. (Commercial Services)	447	17,142
Murphy Oil Corp. (Oil & Gas)	447	29,350
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,937	47,786
National Oilwell Varco, Inc. (Oil & Gas Services)	1,937	151,493
National Semiconductor Corp. (Semiconductors)	447	11,001
NetApp, Inc.* (Computers)	1,639	86,506
Netflix, Inc.* (Internet)	149	39,141
Newfield Exploration Co.* (Oil & Gas)	596	40,540
Newmont Mining Corp. (Mining)	2,235	120,623
News Corp.—Class A (Media)	5,811	102,855
NIKE, Inc.—Class B (Apparel)	1,639	147,477
Noble Corp. (Oil & Gas)	894	35,233
Noble Energy, Inc. (Oil & Gas)	298	26,710
Nordstrom, Inc. (Retail)	745	34,970
Norfolk Southern Corp. (Transportation)	596	44,658
Northern Trust Corp. (Banks)	447	20,544
Novellus Systems, Inc.* (Semiconductors)	149	5,385
NVIDIA Corp.* (Semiconductors)	1,490	23,743
O'Reilly Automotive, Inc.* (Retail)	596	39,044
Occidental Petroleum Corp. (Oil & Gas)	1,788	186,024
Omnicom Group, Inc. (Advertising)	745	35,879
Oracle Corp. (Software)	17,135	563,913
PACCAR, Inc. (Auto Manufacturers)	745	38,062

Common Stocks, continued

	Shares	Value
Pall Corp. (Miscellaneous Manufacturing)	447	$25,135
Parker Hannifin Corp. (Miscellaneous Manufacturing)	447	40,114
Patterson Cos., Inc. (Healthcare-Products)	447	14,702
Paychex, Inc. (Commercial Services)	745	22,886
Peabody Energy Corp. (Coal)	1,192	70,221
PepsiCo, Inc. (Beverages)	7,003	493,221
PerkinElmer, Inc. (Electronics)	298	8,019
Philip Morris International, Inc. (Commercial Services)	7,897	527,283
Pioneer Natural Resources Co. (Oil & Gas)	447	40,038
Plum Creek Timber Co., Inc. (Forest Products & Paper)	298	12,081
Polo Ralph Lauren Corp. (Apparel)	298	39,518
PPG Industries, Inc. (Chemicals)	447	40,583
Praxair, Inc. (Chemicals)	1,341	145,351
Precision Castparts Corp. (Metal Fabricate/Hardware)	596	98,131
Priceline.com, Inc.* (Internet)	149	76,278
Procter & Gamble Co. (Cosmetics/Personal Care)	5,960	378,877
Prologis, Inc. (REIT)	596	21,361
Public Storage, Inc. (REIT)	298	33,975
Qualcomm, Inc. (Telecommunications)	7,301	414,624
Quest Diagnostics, Inc. (Healthcare-Services)	298	17,612
Range Resources Corp. (Oil & Gas)	298	16,539
Raytheon Co. (Aerospace/Defense)	745	37,138
Red Hat, Inc.* (Software)	894	41,035
Republic Services, Inc. (Environmental Control)	745	22,983
Reynolds American, Inc. (Agriculture)	745	27,602
Robert Half International, Inc. (Commercial Services)	298	8,055
Rockwell Automation, Inc. (Machinery-Diversified)	596	51,709
Rockwell Collins, Inc. (Aerospace/Defense)	745	45,959
Roper Industries, Inc. (Miscellaneous Manufacturing)	447	37,235
Ross Stores, Inc. (Retail)	447	35,814
SAIC, Inc.* (Commercial Services)	596	10,025
Salesforce.com, Inc.* (Software)	596	88,792
SanDisk Corp.* (Computers)	1,043	43,284
Sara Lee Corp. (Food)	1,341	25,466
Schlumberger, Ltd. (Oil & Gas Services)	5,960	514,944
Scripps Networks Interactive—Class A (Entertainment)	447	21,849
Sherwin-Williams Co. (Chemicals)	149	12,497
Sigma-Aldrich Corp. (Chemicals)	596	43,734
Simon Property Group, Inc. (REIT)	1,341	155,864
Snap-on, Inc. (Hand/Machine Tools)	149	9,310
Southern Co. (Electric)	1,490	60,166
Southwest Airlines Co. (Airlines)	1,788	20,419
Southwestern Energy Co.* (Oil & Gas)	1,490	63,891
Spectra Energy Corp. (Pipelines)	1,490	40,841
St. Jude Medical, Inc. (Healthcare-Products)	1,490	71,043
Stanley Black & Decker, Inc. (Hand/Machine Tools)	298	21,471
Staples, Inc. (Retail)	1,639	25,896
Starbucks Corp. (Retail)	3,278	129,448
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	894	50,100
Stericycle, Inc.* (Environmental Control)	447	39,837
Stryker Corp. (Healthcare-Products)	1,490	87,448
Symantec Corp.* (Internet)	3,278	64,642

See accompanying notes to the financial statements.

50 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,192	$71,925
Target Corp. (Retail)	1,788	83,875
Tenet Healthcare Corp.* (Healthcare-Services)	2,086	13,017
Teradata Corp.* (Computers)	745	44,849
Teradyne, Inc.* (Semiconductors)	447	6,616
Texas Instruments, Inc. (Semiconductors)	5,066	166,317
The Charles Schwab Corp. (Diversified Financial Services)	1,937	31,864
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	447	47,020
The Gap, Inc. (Retail)	894	16,181
The Hershey Co. (Food)	447	25,412
Thermo Fisher Scientific, Inc.* (Electronics)	1,043	67,159
Tiffany & Co. (Retail)	596	46,798
Time Warner Cable, Inc. (Media)	894	69,768
Titanium Metals Corp. (Mining)	149	2,730
TJX Cos., Inc. (Retail)	1,639	86,097
Total System Services, Inc. (Software)	298	5,537
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,043	51,555
Union Pacific Corp. (Transportation)	1,341	140,000
United Parcel Service, Inc.—Class B (Transportation)	2,235	162,999
United States Steel Corp. (Iron/Steel)	149	6,860
United Technologies Corp. (Aerospace/Defense)	2,682	237,384
Urban Outfitters, Inc.* (Retail)	596	16,777
V.F. Corp. (Apparel)	298	32,351
Varian Medical Systems, Inc.* (Healthcare-Products)	447	31,299
Ventas, Inc. (REIT)	745	39,269
VeriSign, Inc. (Internet)	447	14,957
Verizon Communications, Inc. (Telecommunications)	5,066	188,607
Viacom, Inc.—Class B (Media)	2,533	129,183
Visa, Inc.—Class A (Commercial Services)	2,086	175,766
Vornado Realty Trust (REIT)	298	27,768
W.W. Grainger, Inc. (Distribution/Wholesale)	298	45,788
Walt Disney Co. (Media)	4,470	174,509
Waste Management, Inc. (Environmental Control)	745	27,766
Waters Corp.* (Electronics)	447	42,796
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	596	40,963
Wells Fargo & Co. (Banks)	11,473	321,932
Western Digital Corp.* (Computers)	1,043	37,944
Western Union Co. (Commercial Services)	2,831	56,705
Whole Foods Market, Inc. (Food)	596	37,816
Windstream Corp. (Telecommunications)	1,341	17,379
Wisconsin Energy Corp. (Electric)	447	14,013
Wyndham Worldwide Corp. (Lodging)	745	25,069
Wynn Resorts, Ltd. (Lodging)	298	42,775
Xilinx, Inc. (Semiconductors)	1,192	43,472
Yahoo!, Inc.* (Internet)	2,682	40,337
YUM! Brands, Inc. (Retail)	2,086	115,231
Zimmer Holdings, Inc.* (Healthcare-Products)	596	37,667
TOTAL COMMON STOCKS (Cost $16,068,654)		27,210,497
Repurchase Agreements(a) (0.7%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $179,000	$179,000	$179,000
TOTAL REPURCHASE AGREEMENTS (Cost $179,000)		179,000
TOTAL INVESTMENT SECURITIES (Cost $16,247,654)—99.7%		27,389,497
Net other assets (liabilities)—0.3%		70,926
NET ASSETS—100.0%		$27,460,423

*  Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Large-Cap Growth invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Advertising	$61,954	0.2%
Aerospace/Defense	587,222	2.1%
Agriculture	243,893	0.9%
Airlines	20,419	0.1%
Apparel	305,076	1.1%
Auto Manufacturers	173,673	0.6%
Banks	357,743	1.3%
Beverages	1,295,600	4.7%
Biotechnology	406,550	1.5%
Chemicals	585,188	2.1%
Coal	154,639	0.6%
Commercial Services	887,101	3.2%
Computers	3,010,907	11.0%
Cosmetics/Personal Care	662,470	2.4%
Distribution/Wholesale	94,051	0.3%
Diversified Financial Services	480,159	1.8%
Electric	124,525	0.5%
Electrical Components & Equipment	108,254	0.4%
Electronics	259,465	1.0%
Energy-Alternate Sources	39,416	0.1%
Engineering & Construction	28,903	0.1%
Entertainment	32,327	0.1%
Environmental Control	90,586	0.3%
Food	418,861	1.5%
Forest Products & Paper	12,081	NM
Hand/Machine Tools	30,781	0.1%
Healthcare-Products	1,152,372	4.2%
Healthcare-Services	112,609	0.4%
Holding Companies-Diversified	20,324	0.1%
Home Builders	5,409	NM
Home Furnishings	6,790	NM
Household Products/Wares	95,275	0.4%

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 51

	Value	% of Net Assets
Insurance	$116,948	0.4%
Internet	1,353,422	4.9%
Iron/Steel	71,417	0.3%
Leisure Time	57,562	0.2%
Lodging	160,260	0.6%
Machinery-Construction & Mining	201,197	0.7%
Machinery-Diversified	324,397	1.2%
Media	1,077,893	3.9%
Metal Fabricate/Hardware	98,131	0.4%
Mining	344,052	1.3%
Miscellaneous Manufacturing	765,746	2.8%
Oil & Gas	859,791	3.1%
Oil & Gas Services	936,860	3.4%
Packaging & Containers	28,653	0.1%
Pharmaceuticals	1,701,552	6.2%
Pipelines	79,968	0.3%
REIT	543,067	2.0%
Real Estate	33,673	0.1%

	Value	% of Net Assets
Retail	$1,426,308	5.2%
Savings & Loans	10,983	NM
Semiconductors	913,365	3.3%
Software	2,122,185	7.7%
Telecommunications	1,552,648	5.7%
Toys/Games/Hobbies	50,758	0.2%
Transportation	515,038	1.9%
Unknown	179,000	0.7%
Other**	70,926	0.3%
Total	$27,460,423	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

52 :: ProFund VP Large-Cap Growth :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$16,247,654
Securities, at value	27,210,497
Repurchase agreements, at value	179,000
Total Investment Securities, at value	27,389,497
Cash	658
Dividends receivable	36,692
Receivable for capital shares issued	100,021
Prepaid expenses	382
TOTAL ASSETS	27,527,250
LIABILITIES:
Payable for capital shares redeemed	785
Advisory fees payable	15,761
Management services fees payable	2,101
Administration fees payable	1,008
Administrative services fees payable	9,700
Distribution fees payable	7,682
Trustee fees payable	3
Transfer agency fees payable	3,535
Fund accounting fees payable	2,149
Compliance services fees payable	313
Other accrued expenses	23,790
TOTAL LIABILITIES	66,827
NET ASSETS	$27,460,423
NET ASSETS CONSIST OF:
Capital	$27,105,143
Accumulated net investment income (loss)	4,887
Accumulated net realized gains (losses) on investments	(10,791,450)
Net unrealized appreciation (depreciation) on investments	11,141,843
NET ASSETS	$27,460,423
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	772,759
Net Asset Value (offering and redemption price per share)	$35.54

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$308,812
Interest	20
TOTAL INVESTMENT INCOME	308,832
EXPENSES:
Advisory fees	136,922
Management services fees	18,256
Administration fees	7,268
Transfer agency fees	10,396
Administrative services fees	61,551
Distribution fees	45,641
Custody fees	10,273
Fund accounting fees	14,928
Trustee fees	281
Compliance services fees	184
Other fees	19,172
Total Gross Expenses before reductions	324,872
Less Expenses reduced by the Advisor	(18,166)
TOTAL NET EXPENSES	306,706
NET INVESTMENT INCOME (LOSS)	2,126
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,248,175
Change in net unrealized appreciation/depreciation on investments	(75,533)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,172,642
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,174,768

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 53

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$2,126	$(4,972)
Net realized gains (losses) on investments	1,248,175	3,943,386
Change in net unrealized appreciation/depreciation on investments	(75,533)	(325,364)
Change in net assets resulting from operations	1,174,768	3,613,050
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(25,501)
Change in net assets resulting from distributions	—	(25,501)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	39,225,668	75,075,567
Dividends reinvested	—	25,501
Value of shares redeemed	(49,203,535)	(86,683,289)
Change in net assets resulting from capital transactions	(9,977,867)	(11,582,221)
Change in net assets	(8,803,099)	(7,994,672)
NET ASSETS:
Beginning of period	36,263,522	44,258,194
End of period	$27,460,423	$36,263,522
Accumulated net investment income (loss)	$4,887	$2,761
SHARE TRANSACTIONS:
Issued	1,119,505	2,498,859
Reinvested	—	843
Redeemed	(1,427,303)	(2,910,754)
Change in shares	(307,798)	(411,052)

See accompanying notes to the financial statements.

54 :: ProFund VP Large-Cap Growth :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$33.56		$29.67	$22.87	$36.02	$34.28	$31.83
Investment Activities:
Net investment income (loss)(a)	—	(b)	— (b)	0.02	(0.05)	(0.09)	(0.09)
Net realized and unrealized gains (losses) on investments	1.98		3.91	6.78	(12.62)	2.47	2.95
Total income (loss) from investment activities	1.98		3.91	6.80	(12.67)	2.38	2.86
Distributions to Shareholders From:
Net investment income	—		(0.02)	—	—	—	—
Net realized gains on investments	—		—	—	(0.48)	(0.64)	(0.41)
Total distributions	—		(0.02)	—	(0.48)	(0.64)	(0.41)
Net Asset Value, End of Period	$35.54		$33.56	$29.67	$22.87	$36.02	$34.28
Total Return	5.90	%(c)	13.18%	29.73%	(35.52)%	6.96%	9.06%
Ratios to Average Net Assets:
Gross expenses(d)	1.78%		1.83%	1.84%	1.77%	1.72%	1.76%
Net expenses(d)	1.68%		1.68%	1.67%	1.63%	1.65%	1.73%
Net investment income (loss)(d)	0.01%		(0.01)%	0.08%	(0.17)%	(0.24)%	(0.27)%
Supplemental Data:
Net assets, end of period (000's)	$27,460		$36,264	$44,258	$23,742	$75,835	$76,688
Portfolio turnover rate(e)	91	%(c)	232%	224%	239%	298%	230%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Large-Cap Growth :: 55

Investment Objective: The ProFund VP Mid-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Holly Corp.	1.2%
New York Community Bancorp	1.1%
KBR, Inc.	1.0%
Vertex Pharmaceuticals, Inc.	1.0%
Plains Exploration & Production Co.	0.9%

S&P MidCap 400/Citigroup Value
Index – Composition

% of Index
Financial	26%
Industrial	23%
Consumer Non-Cyclical	14%
Utilities	11%
Consumer Cyclical	9%
Energy	6%
Basic Materials	5%
Technology	4%
Communications	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.9%)

	Shares	Value
99 Cents Only Stores* (Retail)	1,260	$25,502
Aaron's, Inc. (Commercial Services)	3,600	101,736
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,440	80,323
Acxiom Corp.* (Software)	2,340	30,677
Aecom Technology Corp.* (Engineering & Construction)	5,940	162,400
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,080	109,566
AGCO Corp.* (Machinery-Diversified)	2,340	115,502
AGL Resources, Inc. (Gas)	3,960	161,212
Alaska Air Group, Inc.* (Airlines)	720	49,291
Alexander & Baldwin, Inc. (Transportation)	2,160	104,026
Alexandria Real Estate Equities, Inc. (REIT)	1,800	139,356
Alliant Energy Corp. (Electric)	5,580	226,883
Alliant Techsystems, Inc. (Aerospace/Defense)	1,620	115,555
American Eagle Outfitters, Inc. (Retail)	5,580	71,145
American Financial Group, Inc. (Insurance)	3,780	134,908
American Greetings Corp.—Class A (Household Products/Wares)	1,980	47,599
Ametek, Inc. (Electrical Components & Equipment)	3,060	137,394
AOL, Inc.* (Internet)	5,400	107,244
Apollo Investment Corp. (Investment Companies)	9,720	99,241
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,620	84,791
Aqua America, Inc. (Water)	3,420	75,172
Arch Coal, Inc. (Coal)	5,760	153,562
Arrow Electronics, Inc.* (Electronics)	5,760	239,040
Arthur J. Gallagher & Co. (Insurance)	3,060	87,332
Ashland, Inc. (Chemicals)	3,960	255,895
Aspen Insurance Holdings, Ltd. (Insurance)	1,980	50,945
Associated Banc-Corp (Banks)	8,640	120,096
Astoria Financial Corp. (Savings & Loans)	4,140	52,951
Atmos Energy Corp. (Gas)	4,500	149,625
Avnet, Inc.* (Electronics)	7,560	241,013
BancorpSouth, Inc. (Banks)	3,600	44,676
Bank of Hawaii Corp. (Banks)	1,620	75,362

Common Stocks, continued

	Shares	Value
Barnes & Noble, Inc. (Retail)	1,980	$32,828
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	360	42,970
BJ's Wholesale Club, Inc.* (Retail)	2,700	135,945
Black Hills Corp. (Electric)	900	27,081
Bob Evans Farms, Inc. (Retail)	1,440	50,357
BorgWarner, Inc.* (Auto Parts & Equipment)	2,160	174,506
BRE Properties, Inc.—Class A (REIT)	1,800	89,784
Brinker International, Inc. (Retail)	2,160	52,834
Broadridge Financial Solutions, Inc. (Software)	3,060	73,654
Brown & Brown, Inc. (Insurance)	3,240	83,138
Cabot Corp. (Chemicals)	3,240	129,179
Cadence Design Systems, Inc.* (Computers)	7,200	76,032
Camden Property Trust (REIT)	1,800	114,516
Career Education Corp.* (Commercial Services)	3,060	64,719
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	3,060	150,644
Carpenter Technology Corp. (Iron/Steel)	1,440	83,059
Cathay Bancorp, Inc. (Banks)	3,960	64,904
Charles River Laboratories International, Inc.* (Biotechnology)	1,440	58,536
Church & Dwight, Inc. (Household Products/Wares)	3,600	145,944
Ciena Corp.* (Telecommunications)	2,340	43,009
Cimarex Energy Co. (Oil & Gas)	1,800	161,856
City National Corp. (Banks)	2,340	126,945
Clean Harbors, Inc.* (Environmental Control)	720	74,340
Cleco Corp. (Electric)	3,060	106,641
Collective Brands, Inc.* (Retail)	3,060	44,951
Commerce Bancshares, Inc. (Banks)	3,960	170,280
Commercial Metals Co. (Metal Fabricate/Hardware)	5,760	82,656
Community Health Systems, Inc.* (Healthcare-Services)	4,680	120,182
Comstock Resources, Inc.* (Oil & Gas)	2,340	67,369
Con-way, Inc. (Transportation)	2,700	104,787
Convergys Corp.* (Commercial Services)	6,120	83,477
CoreLogic, Inc.* (Commercial Services)	5,400	90,234
Corn Products International, Inc. (Food)	1,800	99,504

See accompanying notes to the financial statements.

56 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Corrections Corp. of America* (Commercial Services)	2,340	$50,661
Cousins Properties, Inc. (REIT)	5,220	44,579
Covance, Inc.* (Healthcare-Services)	1,260	74,806
Crane Co. (Miscellaneous Manufacturing)	900	44,469
Cullen/Frost Bankers, Inc. (Banks)	3,060	173,961
Cytec Industries, Inc. (Chemicals)	2,520	144,119
Deluxe Corp. (Commercial Services)	1,620	40,030
Diebold, Inc. (Computers)	3,240	100,472
Domtar Corp. (Forest Products & Paper)	540	51,149
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,800	109,224
DPL, Inc. (Electric)	3,060	92,290
DST Systems, Inc. (Computers)	900	47,520
Duke Realty Corp. (REIT)	8,280	116,003
East West Bancorp, Inc. (Banks)	7,380	149,150
Eastman Kodak Co.* (Miscellaneous Manufacturing)	13,500	48,330
Eaton Vance Corp. (Diversified Financial Services)	2,340	70,738
Energen Corp. (Gas)	3,600	203,400
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,980	143,273
Equity One, Inc. (REIT)	3,060	57,038
Essex Property Trust, Inc. (REIT)	720	97,409
Everest Re Group, Ltd. (Insurance)	2,700	220,725
Exterran Holdings, Inc.* (Oil & Gas Services)	3,240	64,249
Fair Isaac Corp. (Software)	1,260	38,052
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,700	45,117
Federal Realty Investment Trust (REIT)	1,440	122,659
Fidelity National Title Group, Inc.—Class A (Insurance)	11,160	175,658
First American Financial Corp. (Insurance)	5,220	81,693
First Niagara Financial Group, Inc. (Savings & Loans)	15,120	199,584
FirstMerit Corp. (Banks)	5,400	89,154
Flowers Foods, Inc. (Food)	2,700	59,508
Foot Locker, Inc. (Retail)	7,740	183,902
Forest Oil Corp.* (Oil & Gas)	3,240	86,540
FTI Consulting, Inc.* (Commercial Services)	900	34,146
Fulton Financial Corp. (Banks)	9,900	106,029
GATX Corp. (Trucking & Leasing)	2,340	86,861
Graco, Inc. (Machinery-Diversified)	1,620	82,069
Granite Construction, Inc. (Engineering & Construction)	1,620	39,739
Great Plains Energy, Inc. (Electric)	6,840	141,793
Greenhill & Co., Inc. (Diversified Financial Services)	720	38,750
Greif, Inc.—Class A (Packaging & Containers)	1,620	105,349
Hancock Holding Co. (Banks)	4,140	128,257
Hanesbrands, Inc.* (Apparel)	3,060	87,363
Hanover Insurance Group, Inc. (Insurance)	2,340	88,241
Harsco Corp. (Miscellaneous Manufacturing)	3,960	129,096
Hawaiian Electric Industries, Inc. (Electric)	4,680	112,601
HCC Insurance Holdings, Inc. (Insurance)	5,760	181,440
Health Net, Inc.* (Healthcare-Services)	4,500	144,540
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	5,220	86,443
Henry Schein, Inc.* (Healthcare-Products)	2,160	154,634
Herman Miller, Inc. (Office Furnishings)	1,800	48,996
Highwoods Properties, Inc. (REIT)	2,160	71,561
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,980	91,159
HNI Corp. (Office Furnishings)	2,160	54,259
Holly Corp. (Oil & Gas)	5,220	362,268

Common Stocks, continued

	Shares	Value
Hologic, Inc.* (Healthcare-Products)	8,640	$174,269
Hospitality Properties Trust (REIT)	6,120	148,410
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,440	93,528
Huntington Ingalls Industries, Inc.* (Transportation)	900	31,050
IDACORP, Inc. (Electric)	2,520	99,540
IDEX Corp. (Machinery-Diversified)	1,800	82,530
Immucor, Inc.* (Healthcare-Products)	1,440	29,405
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	8,100	146,934
Integrated Device Technology, Inc.* (Semiconductors)	7,380	58,007
International Bancshares Corp. (Banks)	2,700	45,171
International Rectifier Corp.* (Semiconductors)	1,800	50,346
International Speedway Corp.—Class A (Entertainment)	1,440	40,910
Intersil Corp.—Class A (Semiconductors)	6,300	80,955
Itron, Inc.* (Electronics)	540	26,006
J.B. Hunt Transport Services, Inc. (Transportation)	1,980	93,238
Jefferies Group, Inc. (Diversified Financial Services)	4,500	91,800
JetBlue Airways Corp.* (Airlines)	10,080	61,488
John Wiley & Sons, Inc. (Media)	900	46,809
Kansas City Southern Industries, Inc.* (Transportation)	3,060	181,550
KB Home (Home Builders)	3,600	35,208
KBR, Inc. (Engineering & Construction)	7,560	284,937
Kennametal, Inc. (Hand/Machine Tools)	2,700	113,967
Kindred Healthcare, Inc.* (Healthcare-Services)	2,520	54,104
Kirby Corp.* (Transportation)	1,260	71,404
Korn/Ferry International* (Commercial Services)	2,340	51,457
Lam Research Corp.* (Semiconductors)	3,060	135,497
Lancaster Colony Corp. (Miscellaneous Manufacturing)	360	21,895
Landstar System, Inc. (Transportation)	1,620	75,298
Lennox International, Inc. (Building Materials)	1,260	54,268
Liberty Property Trust (REIT)	3,420	111,424
LifePoint Hospitals, Inc.* (Healthcare-Services)	2,700	105,516
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,700	96,795
Louisiana-Pacific Corp.* (Forest Products & Paper)	6,660	54,212
M.D.C. Holdings, Inc. (Home Builders)	1,800	44,352
Mack-Cali Realty Corp. (REIT)	2,880	94,867
Manpower, Inc. (Commercial Services)	4,140	222,111
ManTech International Corp.—Class A (Software)	540	23,987
Martin Marietta Materials (Building Materials)	1,440	115,157
Masimo Corp. (Healthcare-Products)	1,260	37,397
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	1,440	57,816
MDU Resources Group, Inc. (Electric)	9,360	210,600
Mentor Graphics Corp.* (Computers)	3,600	46,116
Mercury General Corp. (Insurance)	1,800	71,082
Meredith Corp. (Media)	1,080	33,620
Mine Safety Appliances Co. (Environmental Control)	1,620	60,491
Minerals Technologies, Inc. (Chemicals)	900	59,661
Mohawk Industries, Inc.* (Textiles)	2,880	172,771
MSC Industrial Direct Co.—Class A (Retail)	900	59,679
National Fuel Gas Co. (Pipelines)	1,980	144,144
National Instruments Corp. (Computers)	2,160	64,130
Nationwide Health Properties, Inc. (REIT)	2,700	111,807

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 57

Common Stocks, continued

	Shares	Value
NCR Corp.* (Computers)	7,920	$149,609
New York Community Bancorp (Savings & Loans)	21,780	326,482
Nordson Corp. (Machinery-Diversified)	1,440	78,984
NSTAR (Electric)	5,220	240,016
NV Energy, Inc. (Electric)	11,700	179,595
NVR, Inc.* (Home Builders)	360	261,173
Office Depot, Inc.* (Retail)	14,220	60,008
OGE Energy Corp. (Electric)	4,860	244,555
Old Republic International Corp. (Insurance)	12,780	150,165
Olin Corp. (Chemicals)	3,960	89,734
OMEGA Healthcare Investors, Inc. (REIT)	2,520	52,945
Omnicare, Inc. (Pharmaceuticals)	5,760	183,686
Oshkosh Truck Corp.* (Auto Manufacturers)	1,980	57,301
Overseas Shipholding Group, Inc. (Transportation)	1,260	33,944
Owens & Minor, Inc. (Distribution/Wholesale)	3,240	111,748
Packaging Corp. of America (Packaging & Containers)	2,520	70,535
Parametric Technology Corp.* (Software)	2,880	66,038
Patriot Coal Corp.* (Coal)	2,340	52,088
Patterson-UTI Energy, Inc. (Oil & Gas)	7,740	244,662
Pentair, Inc. (Miscellaneous Manufacturing)	4,860	196,150
Pharmaceutical Product Development, Inc. (Commercial Services)	3,420	91,793
Plains Exploration & Production Co.* (Oil & Gas)	7,020	267,603
Plantronics, Inc. (Telecommunications)	900	32,877
PNM Resources, Inc. (Electric)	4,320	72,317
Potlatch Corp. (Forest Products & Paper)	1,260	44,440
Prosperity Bancshares, Inc. (Banks)	2,340	102,539
Protective Life Corp. (Insurance)	4,320	99,922
Questar Corp. (Pipelines)	8,820	156,202
RadioShack Corp. (Retail)	5,220	69,478
Ralcorp Holdings, Inc.* (Food)	2,700	233,766
Raymond James Financial Corp. (Diversified Financial Services)	5,040	162,036
Rayonier, Inc. (Forest Products & Paper)	2,160	141,156
Realty Income Corp. (REIT)	2,340	78,367
Regal-Beloit Corp. (Hand/Machine Tools)	1,080	72,112
Regency Centers Corp. (REIT)	2,520	110,804
Regis Corp. (Retail)	2,880	44,122
Reinsurance Group of America, Inc. (Insurance)	3,780	230,051
Reliance Steel & Aluminum Co. (Iron/Steel)	3,780	187,677
Rent-A-Center, Inc. (Commercial Services)	3,240	99,014
Rock-Tenn Co.—Class A (Forest Products & Paper)	1,620	107,471
RPM, Inc. (Chemicals)	6,480	149,170
Ruddick Corp. (Food)	2,160	94,046
Saks, Inc.* (Retail)	8,100	90,477
Scholastic Corp. (Media)	1,260	33,516
Scientific Games Corp.—Class A* (Entertainment)	3,240	33,502
SEI Investments Co. (Software)	3,600	81,036
Senior Housing Properties Trust (REIT)	3,960	92,704
Sensient Technologies Corp. (Chemicals)	2,520	93,416
Service Corp. International (Commercial Services)	5,760	67,277
Shaw Group, Inc.* (Engineering & Construction)	3,600	108,756
Silgan Holdings, Inc. (Packaging & Containers)	1,260	51,622
SM Energy Co. (Oil & Gas)	1,260	92,585
Smithfield Foods, Inc.* (Food)	8,280	181,084

Common Stocks, continued

	Shares	Value
Sonoco Products Co. (Packaging & Containers)	5,040	$179,122
Southern Union Co. (Gas)	6,300	252,945
SPX Corp. (Miscellaneous Manufacturing)	1,260	104,152
SRA International, Inc.—Class A* (Computers)	2,160	66,787
StanCorp Financial Group, Inc. (Insurance)	2,340	98,725
Steel Dynamics, Inc. (Iron/Steel)	10,980	178,425
STERIS Corp. (Healthcare-Products)	1,440	50,371
SVB Financial Group* (Banks)	1,440	85,982
Synopsys, Inc.* (Computers)	3,420	87,928
Synovus Financial Corp. (Banks)	39,240	81,619
Taubman Centers, Inc. (REIT)	720	42,624
TCF Financial Corp. (Banks)	7,920	109,296
Tech Data Corp.* (Distribution/Wholesale)	2,340	114,403
Techne Corp. (Healthcare-Products)	720	60,026
Teleflex, Inc. (Miscellaneous Manufacturing)	1,980	120,899
Telephone & Data Systems, Inc. (Telecommunications)	4,500	139,860
Temple-Inland, Inc. (Forest Products & Paper)	5,400	160,596
Terex Corp.* (Machinery-Construction & Mining)	5,400	153,630
The Brink's Co. (Miscellaneous Manufacturing)	2,340	69,802
The Corporate Executive Board Co. (Commercial Services)	720	31,428
The New York Times Co.—Class A* (Media)	5,940	51,797
The Ryland Group, Inc. (Home Builders)	2,160	35,705
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,080	55,415
The Timberland Co.—Class A* (Apparel)	900	38,673
The Timken Co. (Metal Fabricate/Hardware)	1,980	99,792
Thomas & Betts Corp.* (Electronics)	900	48,465
Thor Industries, Inc. (Home Builders)	2,160	62,294
Tidewater, Inc. (Oil & Gas Services)	2,520	135,601
Toll Brothers, Inc.* (Home Builders)	7,380	153,061
Tootsie Roll Industries, Inc. (Food)	720	21,067
Towers Watson & Co.—Class A (Commercial Services)	1,440	94,622
Transatlantic Holdings, Inc. (Insurance)	3,060	149,971
Trimble Navigation, Ltd.* (Electronics)	2,340	92,758
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,960	138,125
Trustmark Corp. (Banks)	2,880	67,421
UDR, Inc. (REIT)	5,040	123,732
UGI Corp. (Gas)	5,580	177,946
Unit Corp.* (Oil & Gas)	1,980	120,641
United Rentals, Inc.* (Commercial Services)	1,800	45,720
Unitrin, Inc. (Insurance)	2,520	74,768
Universal Corp. (Agriculture)	1,080	40,684
URS Corp.* (Engineering & Construction)	3,960	177,170
UTI Worldwide, Inc. (Transportation)	3,420	67,340
Valley National Bancorp (Banks)	8,460	115,141
Valmont Industries, Inc. (Metal Fabricate/Hardware)	360	34,700
Valspar Corp. (Chemicals)	4,680	168,761
ValueClick, Inc.* (Internet)	1,440	23,904
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,800	110,592
VCA Antech, Inc.* (Pharmaceuticals)	2,160	45,792
Vectren Corp. (Gas)	4,140	115,340
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,400	280,746
Vishay Intertechnology, Inc.* (Electronics)	3,420	51,437
W.R. Berkley Corp. (Insurance)	5,760	186,854
Wabtec Corp. (Machinery-Diversified)	1,080	70,978
Washington Federal, Inc. (Savings & Loans)	5,580	91,679
Waste Connections, Inc. (Environmental Control)	2,340	74,248

See accompanying notes to the financial statements.

58 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Watsco, Inc. (Distribution/Wholesale)	900	$61,191
Webster Financial Corp. (Banks)	3,600	75,672
Weingarten Realty Investors (REIT)	3,960	99,634
WellCare Health Plans, Inc.* (Healthcare-Services)	1,080	55,523
Wendy's/Arby's Group, Inc.—Class A (Retail-Restaurants)	16,200	82,134
Werner Enterprises, Inc. (Transportation)	2,160	54,108
Westamerica Bancorp (Banks)	900	44,325
Westar Energy, Inc. (Electric)	5,760	155,002
WGL Holdings, Inc. (Gas)	2,520	96,995
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,700	62,370
TOTAL COMMON STOCKS (Cost $21,424,542)		29,596,523
Repurchase Agreements(a) (0.3%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $81,000	$81,000	$81,000
TOTAL REPURCHASE AGREEMENTS (Cost $81,000)		81,000
TOTAL INVESTMENT SECURITIES (Cost $21,505,542)—101.2%		29,677,523
Net other assets (liabilities)—(1.2)%		(339,296)
NET ASSETS—100.0%		$29,338,227

*  Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Mid-Cap Value invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Aerospace/Defense	$115,555	0.4%
Agriculture	40,684	0.1%
Airlines	110,779	0.4%
Apparel	126,036	0.4%
Auto Manufacturers	57,301	0.2%
Auto Parts & Equipment	174,506	0.6%
Banks	1,975,980	6.7%
Biotechnology	382,252	1.3%
Building Materials	169,425	0.6%
Chemicals	1,089,935	3.7%
Coal	205,650	0.7%
	Value	% of Net Assets
Commercial Services	$1,168,425	4.0%
Computers	638,594	2.2%
Distribution/Wholesale	434,276	1.5%
Diversified Financial Services	472,890	1.6%
Electric	1,908,914	6.5%
Electrical Components & Equipment	374,195	1.3%
Electronics	698,719	2.4%
Engineering & Construction	773,002	2.6%
Entertainment	74,412	0.3%
Environmental Control	209,079	0.7%
Food	688,975	2.3%
Forest Products & Paper	559,024	1.9%
Gas	1,157,463	3.9%
Hand/Machine Tools	282,874	1.0%
Healthcare-Products	597,261	2.0%
Healthcare-Services	554,671	1.9%
Home Builders	591,793	2.0%
Household Products/Wares	248,958	0.9%
Insurance	2,165,618	7.4%
Internet	131,148	0.4%
Investment Companies	99,241	0.3%
Iron/Steel	449,161	1.5%
Machinery-Construction & Mining	153,630	0.5%
Machinery-Diversified	430,063	1.5%
Media	165,742	0.6%
Metal Fabricate/Hardware	279,518	1.0%
Miscellaneous Manufacturing	1,355,716	4.6%
Office Furnishings	103,255	0.4%
Oil & Gas	1,403,524	4.8%
Oil & Gas Services	286,293	1.0%
Packaging & Containers	406,628	1.4%
Pharmaceuticals	229,478	0.8%
Pipelines	300,346	1.0%
REIT	1,920,223	6.5%
Retail	921,228	3.1%
Retail-Restaurants	82,134	0.3%
Savings & Loans	670,696	2.3%
Semiconductors	480,514	1.6%
Software	313,444	1.1%
Telecommunications	215,746	0.7%
Textiles	172,771	0.6%
Transportation	816,745	2.8%
Trucking & Leasing	86,861	0.3%
Water	75,172	0.3%
Other**	(258,296)	(0.9)%
Total	$29,338,227	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 59

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$21,505,542
Securities, at value	29,596,523
Repurchase agreements, at value	81,000
Total Investment Securities, at value	29,677,523
Cash	436
Dividends receivable	27,042
Receivable for investments sold	209,687
Prepaid expenses	354
TOTAL ASSETS	29,915,042
LIABILITIES:
Payable for investments purchased	431,851
Payable for capital shares redeemed	89,170
Advisory fees payable	12,538
Management services fees payable	1,672
Administration fees payable	855
Administrative services fees payable	8,070
Distribution fees payable	6,125
Trustee fees payable	2
Transfer agency fees payable	2,749
Fund accounting fees payable	1,823
Compliance services fees payable	241
Other accrued expenses	21,719
TOTAL LIABILITIES	576,815
NET ASSETS	$29,338,227
NET ASSETS CONSIST OF:
Capital	$34,644,437
Accumulated net investment income (loss)	18,017
Accumulated net realized gains (losses) on investments	(13,496,208)
Net unrealized appreciation (depreciation) on investments	8,171,981
NET ASSETS	$29,338,227
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,070,708
Net Asset Value (offering and redemption price per share)	$27.40

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$251,375
Interest	14
TOTAL INVESTMENT INCOME	251,389
EXPENSES:
Advisory fees	104,184
Management services fees	13,891
Administration fees	5,477
Transfer agency fees	7,837
Administrative services fees	47,904
Distribution fees	34,728
Custody fees	15,158
Fund accounting fees	11,422
Trustee fees	204
Compliance services fees	146
Other fees	13,135
Total Gross Expenses before reductions	254,086
Less Expenses reduced by the Advisor	(20,714)
TOTAL NET EXPENSES	233,372
NET INVESTMENT INCOME (LOSS)	18,017
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	898,255
Change in net unrealized appreciation/depreciation on investments	460,746
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,359,001
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,377,018

See accompanying notes to the financial statements.

60 :: ProFund VP Mid-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$18,017	$42,479
Net realized gains (losses) on investments	898,255	3,670,374
Change in net unrealized appreciation/depreciation on investments	460,746	1,410,653
Change in net assets resulting from operations	1,377,018	5,123,506
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(42,479)	(182,331)
Change in net assets resulting from distributions	(42,479)	(182,331)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	86,212,968	135,811,911
Dividends reinvested	42,479	182,331
Value of shares redeemed	(87,537,427)	(145,957,703)
Change in net assets resulting from capital transactions	(1,281,980)	(9,963,461)
Change in net assets	52,559	(5,022,286)
NET ASSETS:
Beginning of period	29,285,668	34,307,954
End of period	$29,338,227	$29,285,668
Accumulated net investment income (loss)	$18,017	$42,479
SHARE TRANSACTIONS:
Issued	3,147,116	5,864,242
Reinvested	1,529	7,883
Redeemed	(3,204,036)	(6,330,030)
Change in shares	(55,391)	(457,905)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 61

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$26.01		$21.66	$16.72	$31.51	$32.46	$34.73
Investment Activities:
Net investment income (loss)(a)	0.02		0.03	0.15	0.18	(0.02)	0.13
Net realized and unrealized gains (losses) on investments	1.41		4.39	5.00	(10.18)	0.36	3.69
Total income (loss) from investment activities	1.43		4.42	5.15	(10.00)	0.34	3.82
Distributions to Shareholders From:
Net investment income	(0.04)		(0.07)	(0.21)	—	(0.20)	(0.01)
Net realized gains on investments	—		—	—	(4.79)	(1.09)	(6.08)
Total distributions	(0.04)		(0.07)	(0.21)	(4.79)	(1.29)	(6.09)
Net Asset Value, End of Period	$27.40		$26.01	$21.66	$16.72	$31.51	$32.46
Total Return	5.51	%(b)	20.45%	30.87%	(36.29)%	0.97%	12.30%
Ratios to Average Net Assets:
Gross expenses(c)	1.83%		1.87%	1.90%	1.79%	1.72%	1.76%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.63%	1.70%
Net investment income (loss)(c)	0.13%		0.14%	0.82%	0.68%	(0.07)%	0.37%
Supplemental Data:
Net assets, end of period (000's)	$29,338		$29,286	$34,308	$18,489	$65,419	$104,736
Portfolio turnover rate(d)	269	%(b)	400%	362%	288%	323%	560%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

62 :: ProFund VP Mid-Cap Value :: Financial Highlights

Investment Objective: The ProFund VP Mid-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Green Mountain Coffee Roasters, Inc.	1.8%
Lubrizol Corp.	1.5%
Dollar Tree, Inc.	1.4%
Bucyrus International, Inc.— Class A	1.2%
Perrigo Co.	1.2%

S&P MidCap 400/Citigroup Growth Index – Composition

% of Index
Consumer Non-Cyclical	23%
Consumer Cyclical	16%
Industrial	16%
Technology	14%
Financial	12%
Energy	7%
Communications	7%
Basic Materials	4%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.6%)
	Shares	Value
99 Cents Only Stores* (Retail)	2,695	$54,547
ACI Worldwide, Inc.* (Software)	3,773	127,414
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,617	90,196
Acxiom Corp.* (Software)	3,773	49,464
ADTRAN, Inc. (Telecommunications)	7,007	271,241
Advance Auto Parts, Inc. (Retail)	8,085	472,892
Advent Software, Inc.* (Software)	3,234	91,102
Aeropostale, Inc.* (Retail)	8,624	150,920
Affiliated Managers Group, Inc.* (Diversified Financial Services)	3,234	328,089
AGCO Corp.* (Machinery-Diversified)	5,390	266,050
Alaska Air Group, Inc.* (Airlines)	2,156	147,600
Albemarle Corp. (Chemicals)	9,702	671,378
Alexandria Real Estate Equities, Inc. (REIT)	2,695	208,647
Alliance Data Systems Corp.* (Commercial Services)	5,390	507,037
Allscripts Healthcare Solutions, Inc.* (Software)	19,943	387,293
AMC Networks, Inc.—Class A* (Media)	6,468	281,358
American Eagle Outfitters, Inc. (Retail)	8,624	109,956
Ametek, Inc. (Electrical Components & Equipment)	10,780	484,022
Ann, Inc.* (Retail)	5,390	140,679
ANSYS, Inc.* (Software)	9,702	530,408
AptarGroup, Inc. (Miscellaneous Manufacturing)	3,773	197,479
Aqua America, Inc. (Water)	7,546	165,861
Arch Coal, Inc. (Coal)	10,241	273,025
Arthur J. Gallagher & Co. (Insurance)	4,851	138,448
Ascena Retail Group, Inc.* (Retail)	7,007	238,588
Aspen Insurance Holdings, Ltd. (Insurance)	3,234	83,211
Atmel Corp.* (Semiconductors)	47,971	674,952
Atwood Oceanics, Inc.* (Oil & Gas)	5,929	261,647
Bally Technologies, Inc.* (Entertainment)	4,312	175,412
Bank of Hawaii Corp. (Banks)	1,617	75,223
BE Aerospace, Inc.* (Aerospace/Defense)	10,780	439,932
Bill Barrett Corp.* (Oil & Gas)	4,851	224,844
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	1,078	128,670

Common Stocks, continued
	Shares	Value
Black Hills Corp. (Electric)	2,156	$64,874
BorgWarner, Inc.* (Auto Parts & Equipment)	7,007	566,096
BRE Properties, Inc.—Class A (REIT)	3,773	188,197
Brinker International, Inc. (Retail)	4,312	105,472
Broadridge Financial Solutions, Inc. (Software)	6,468	155,685
Brown & Brown, Inc. (Insurance)	5,929	152,138
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	8,624	790,476
Cadence Design Systems, Inc.* (Computers)	12,936	136,604
Camden Property Trust (REIT)	3,773	240,038
CARBO Ceramics, Inc. (Oil & Gas Services)	2,156	351,320
Carpenter Technology Corp. (Iron/Steel)	1,617	93,269
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	5,390	300,870
Charles River Laboratories International, Inc.* (Biotechnology)	2,695	109,552
Cheesecake Factory, Inc.* (Retail)	5,929	185,993
Chico's FAS, Inc. (Retail)	18,326	279,105
Church & Dwight, Inc. (Household Products/Wares)	7,546	305,915
Ciena Corp.* (Telecommunications)	4,851	89,161
Cimarex Energy Co. (Oil & Gas)	5,390	484,669
Clean Harbors, Inc.* (Environmental Control)	1,078	111,304
Compass Minerals International, Inc. (Mining)	3,234	278,350
Concur Technologies, Inc.* (Software)	4,851	242,890
Copart, Inc.* (Retail)	6,468	301,409
Corn Products International, Inc. (Food)	4,312	238,367
Corporate Office Properties Trust (REIT)	7,546	234,756
Corrections Corp. of America* (Commercial Services)	6,468	140,032
Covance, Inc.* (Healthcare-Services)	3,773	224,003
Crane Co. (Miscellaneous Manufacturing)	2,695	133,160
Cree Research, Inc.* (Semiconductors)	11,319	380,205
Cypress Semiconductor Corp. (Semiconductors)	17,787	376,017
Deckers Outdoor Corp.* (Apparel)	4,312	380,060
Deluxe Corp. (Commercial Services)	2,156	53,275
Dick's Sporting Goods, Inc.* (Retail)	9,702	373,042
Digital River, Inc.* (Internet)	4,312	138,674
Dollar Tree, Inc.* (Retail)	12,936	861,796

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 63

Common Stocks, continued
	Shares	Value
Domtar Corp. (Forest Products & Paper)	3,234	$306,324
Donaldson Co., Inc. (Miscellaneous Manufacturing)	4,312	261,652
DPL, Inc. (Electric)	5,929	178,819
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	7,546	151,675
Dresser-Rand Group, Inc.* (Oil & Gas Services)	8,624	463,540
Dril-Quip, Inc.* (Oil & Gas Services)	3,773	255,923
DST Systems, Inc. (Computers)	1,617	85,378
Duke Realty Corp. (REIT)	9,163	128,374
Eaton Vance Corp. (Diversified Financial Services)	7,546	228,116
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	12,397	497,987
Energizer Holdings, Inc.* (Electrical Components & Equipment)	3,234	234,012
Equinix, Inc.* (Internet)	4,851	490,048
Essex Property Trust, Inc. (REIT)	1,617	218,764
FactSet Research Systems, Inc. (Computers)	4,851	496,354
Fair Isaac Corp. (Software)	1,617	48,833
Fairchild Semiconductor International, Inc.* (Semiconductors)	7,546	126,094
Federal Realty Investment Trust (REIT)	3,773	321,384
Flowers Foods, Inc. (Food)	6,468	142,555
Forest Oil Corp.* (Oil & Gas)	5,390	143,967
Fossil, Inc.* (Household Products/Wares)	5,390	634,511
FTI Consulting, Inc.* (Commercial Services)	2,156	81,799
Gardner Denver, Inc. (Machinery-Diversified)	5,390	453,030
Gartner Group, Inc.* (Commercial Services)	9,163	369,177
Gen-Probe, Inc.* (Healthcare-Products)	4,851	335,447
Gentex Corp. (Electronics)	15,092	456,231
Global Payments, Inc. (Software)	8,624	439,824
Graco, Inc. (Machinery-Diversified)	3,234	163,834
Green Mountain Coffee Roasters, Inc.* (Beverages)	12,936	1,154,667
Greenhill & Co., Inc. (Diversified Financial Services)	1,078	58,018
GUESS?, Inc. (Apparel)	6,468	272,044
Hanesbrands, Inc.* (Apparel)	3,773	107,719
Hansen Natural Corp.* (Beverages)	7,007	567,217
Health Management Associates, Inc.—Class A* (Healthcare-Services)	26,411	284,711
Henry Schein, Inc.* (Healthcare-Products)	5,390	385,870
Herman Miller, Inc. (Office Furnishings)	2,156	58,686
Highwoods Properties, Inc. (REIT)	3,234	107,142
Hill-Rom Holdings, Inc. (Healthcare-Products)	2,695	124,078
Hologic, Inc.* (Healthcare-Products)	9,163	184,818
Hubbell, Inc.—Class B (Electrical Components & Equipment)	3,234	210,048
Huntington Ingalls Industries, Inc.* (Transportation)	3,234	111,573
IDEX Corp. (Machinery-Diversified)	4,851	222,418
IDEXX Laboratories, Inc.* (Healthcare-Products)	5,929	459,853
Immucor, Inc.* (Healthcare-Products)	4,312	88,051
Informatica Corp.* (Software)	11,319	661,369
International Rectifier Corp.* (Semiconductors)	3,234	90,455
Intrepid Potash, Inc.* (Chemicals)	4,851	157,658
Itron, Inc.* (Electronics)	3,234	155,749
ITT Educational Services, Inc.* (Commercial Services)	2,156	168,685
J. Crew Group—Escrowed Security*(a) (Retail)	8,359	—
J.B. Hunt Transport Services, Inc. (Transportation)	4,851	228,434
Jack Henry & Associates, Inc. (Computers)	9,163	274,982

Common Stocks, continued
	Shares	Value
Jefferies Group, Inc. (Diversified Financial Services)	5,390	$109,956
John Wiley & Sons, Inc. (Media)	2,695	140,167
Jones Lang LaSalle, Inc. (Real Estate)	4,312	406,622
Kansas City Southern Industries, Inc.* (Transportation)	5,390	319,789
Kennametal, Inc. (Hand/Machine Tools)	2,695	113,756
Kinetic Concepts, Inc.* (Healthcare-Products)	6,468	372,751
Kirby Corp.* (Transportation)	3,234	183,271
Lam Research Corp.* (Semiconductors)	6,468	286,403
Lamar Advertising Co.* (Advertising)	5,929	162,277
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,078	65,564
Landstar System, Inc. (Transportation)	1,617	75,158
Lender Processing Services, Inc. (Diversified Financial Services)	9,163	191,598
Lennox International, Inc. (Building Materials)	2,156	92,859
Liberty Property Trust (REIT)	4,851	158,046
Life Time Fitness, Inc.* (Leisure Time)	4,312	172,092
Lincare Holdings, Inc. (Healthcare-Services)	10,241	299,754
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,234	115,939
LKQ Corp.* (Distribution/Wholesale)	15,631	407,813
Lubrizol Corp. (Chemicals)	7,007	940,830
Mack-Cali Realty Corp. (REIT)	3,234	106,528
ManTech International Corp.—Class A (Software)	1,078	47,885
Martin Marietta Materials (Building Materials)	1,617	129,311
Masimo Corp. (Healthcare-Products)	3,773	111,983
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	6,468	246,884
Mednax, Inc.* (Healthcare-Services)	4,851	350,194
Mentor Graphics Corp.* (Computers)	4,312	55,237
Meredith Corp. (Media)	1,617	50,337
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	3,234	545,479
Micros Systems, Inc.* (Computers)	8,624	428,699
MSC Industrial Direct Co.—Class A (Retail)	2,695	178,705
MSCI, Inc.—Class A* (Software)	12,397	467,119
National Fuel Gas Co. (Pipelines)	4,312	313,914
National Instruments Corp. (Computers)	4,851	144,026
Nationwide Health Properties, Inc. (REIT)	7,546	312,480
NeuStar, Inc.* (Telecommunications)	7,546	197,705
NewMarket Corp. (Chemicals)	1,078	184,025
Nordson Corp. (Machinery-Diversified)	4,312	236,513
Northern Oil and Gas, Inc.* (Oil & Gas)	5,929	131,327
Oceaneering International, Inc. (Oil & Gas Services)	11,319	458,420
Oil States International, Inc.* (Oil & Gas Services)	5,390	430,715
OMEGA Healthcare Investors, Inc. (REIT)	5,390	113,244
Oshkosh Truck Corp.* (Auto Manufacturers)	5,390	155,987
Packaging Corp. of America (Packaging & Containers)	5,390	150,866
Panera Bread Co.—Class A* (Retail)	3,234	406,384
Parametric Technology Corp.* (Software)	6,468	148,311
Patriot Coal Corp.* (Coal)	4,851	107,983
Perrigo Co. (Pharmaceuticals)	8,624	757,791
PetSmart, Inc. (Retail)	11,858	537,997
Pharmaceutical Product Development, Inc. (Commercial Services)	4,851	130,201
Phillips-Van Heusen Corp. (Apparel)	7,007	458,748
Plantronics, Inc. (Telecommunications)	3,234	118,138
Polaris Industries, Inc. (Leisure Time)	3,773	419,444

See accompanying notes to the financial statements.

64 :: ProFund VP Mid-Cap Growth :: Financial Statements

Common Stocks, continued
	Shares	Value
Polycom, Inc.* (Telecommunications)	9,163	$589,181
Potlatch Corp. (Forest Products & Paper)	1,617	57,032
QLogic Corp.* (Semiconductors)	10,780	171,618
Quest Software, Inc.* (Software)	6,468	147,018
Quicksilver Resources, Inc.* (Oil & Gas)	12,397	182,980
Rackspace Hosting, Inc.* (Internet)	10,241	437,700
Rayonier, Inc. (Forest Products & Paper)	4,312	281,789
Realty Income Corp. (REIT)	8,624	288,818
Regal-Beloit Corp. (Hand/Machine Tools)	1,617	107,967
Regency Centers Corp. (REIT)	3,773	165,899
ResMed, Inc.* (Healthcare-Products)	16,170	500,461
RF Micro Devices, Inc.* (Telecommunications)	29,106	178,129
Riverbed Technology, Inc.* (Computers)	16,170	640,170
Rock-Tenn Co.—Class A (Forest Products & Paper)	3,773	250,301
Rollins, Inc. (Commercial Services)	6,468	131,818
Rovi Corp.* (Semiconductors)	11,858	680,175
SEI Investments Co. (Software)	7,546	169,860
Semtech Corp.* (Semiconductors)	7,007	191,571
Senior Housing Properties Trust (REIT)	6,468	151,416
Service Corp. International (Commercial Services)	12,936	151,092
Silgan Holdings, Inc. (Packaging & Containers)	2,695	110,414
Silicon Laboratories, Inc.* (Semiconductors)	4,851	200,152
Skyworks Solutions, Inc.* (Semiconductors)	19,404	445,904
SL Green Realty Corp. (REIT)	8,624	714,671
SM Energy Co. (Oil & Gas)	3,773	277,240
Solera Holdings, Inc. (Software)	7,546	446,421
Sotheby's (Commercial Services)	7,007	304,805
SPX Corp. (Miscellaneous Manufacturing)	2,695	222,769
STERIS Corp. (Healthcare-Products)	3,234	113,125
Strayer Education, Inc. (Commercial Services)	1,078	136,248
Superior Energy Services, Inc.* (Oil & Gas Services)	8,624	320,295
SVB Financial Group* (Banks)	1,617	96,551
Synopsys, Inc.* (Computers)	8,085	207,865
Taubman Centers, Inc. (REIT)	4,312	255,270
Techne Corp. (Healthcare-Products)	2,156	179,746
The Cooper Cos., Inc. (Healthcare-Products)	4,851	384,393
The Corporate Executive Board Co. (Commercial Services)	2,156	94,109
The Macerich Co. (REIT)	14,014	749,749
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	2,156	110,624
The Timberland Co.—Class A* (Apparel)	2,156	92,643
The Timken Co. (Metal Fabricate/Hardware)	4,312	217,325
The Warnaco Group, Inc.* (Apparel)	4,851	253,465
Thomas & Betts Corp.* (Electronics)	3,234	174,151
Thoratec Corp.* (Healthcare-Products)	5,929	194,590
Tibco Software, Inc.* (Internet)	17,248	500,537
Tootsie Roll Industries, Inc. (Food)	1,078	31,542
Towers Watson & Co.—Class A (Commercial Services)	2,156	141,671
Tractor Supply Co. (Retail)	7,546	504,676
Trimble Navigation, Ltd.* (Electronics)	8,085	320,489
Triumph Group, Inc. (Aerospace/Defense)	2,156	214,694
Tupperware Corp. (Household Products/Wares)	6,468	436,267
tw telecom, Inc.* (Telecommunications)	15,631	320,904

Common Stocks, continued
	Shares	Value
UDR, Inc. (REIT)	9,163	$224,952
Under Armour, Inc.—Class A* (Retail)	3,773	291,691
United Rentals, Inc.* (Commercial Services)	2,695	68,453
United Therapeutics Corp.* (Pharmaceuticals)	5,390	296,989
Universal Health Services, Inc.—Class B (Healthcare-Services)	10,241	527,719
UTI Worldwide, Inc. (Transportation)	3,773	74,290
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,617	155,863
ValueClick, Inc.* (Internet)	5,390	89,474
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	3,773	231,813
VCA Antech, Inc.* (Pharmaceuticals)	4,312	91,414
Vertex Pharmaceuticals, Inc.* (Biotechnology)	10,241	532,430
Vishay Intertechnology, Inc.* (Electronics)	10,241	154,025
Wabtec Corp. (Machinery-Diversified)	2,695	177,115
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	9,163	333,075
Waste Connections, Inc. (Environmental Control)	7,007	222,332
Watsco, Inc. (Distribution/Wholesale)	1,078	73,293
Weingarten Realty Investors (REIT)	4,312	108,490
WellCare Health Plans, Inc.* (Healthcare- Services)	2,156	110,840
Westamerica Bancorp (Banks)	1,078	53,092
Williams Sonoma, Inc. (Retail)	11,319	413,030
WMS Industries, Inc.* (Leisure Time)	5,929	182,139
Woodward, Inc. (Electronics)	6,468	225,474
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	5,929	250,026
TOTAL COMMON STOCKS (Cost $45,700,915)		63,745,800
Repurchase Agreements(b) (0.2%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $124,000	$124,000	$124,000
TOTAL REPURCHASE AGREEMENTS (Cost $124,000)		124,000
TOTAL INVESTMENT SECURITIES (Cost $45,824,915)—100.8%		63,869,800
Net other assets (liabilities)—(0.8)%		(492,979)
NET ASSETS—100.0%		$63,376,821

*  Non-income producing security

(a)  Security issued in connection with a pending litigation settlement and was fair valued at $0 on June 30, 2011.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 65

ProFund VP Mid-Cap Growth invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Advertising	$162,277	0.3%
Aerospace/Defense	654,626	1.0%
Airlines	147,600	0.2%
Apparel	1,564,679	2.5%
Auto Manufacturers	155,987	0.2%
Auto Parts & Equipment	566,096	0.9%
Banks	224,866	0.4%
Beverages	1,721,884	2.7%
Biotechnology	770,652	1.2%
Building Materials	222,170	0.4%
Chemicals	1,953,891	3.1%
Coal	381,008	0.6%
Commercial Services	2,478,402	3.9%
Computers	2,469,315	3.9%
Distribution/Wholesale	481,106	0.8%
Diversified Financial Services	1,248,852	2.0%
Electric	243,693	0.4%
Electrical Components & Equipment	1,473,561	2.3%
Electronics	1,486,119	2.3%
Entertainment	327,087	0.5%
Environmental Control	333,636	0.5%
Food	412,464	0.7%
Forest Products & Paper	895,446	1.4%
Hand/Machine Tools	337,662	0.5%
Healthcare-Products	3,435,166	5.4%
Healthcare-Services	1,797,221	2.8%
Household Products/Wares	1,487,317	2.3%
Insurance	373,797	0.6%
Internet	1,656,433	2.6%
	Value	% of Net Assets
Iron/Steel	$93,269	0.2%
Leisure Time	773,675	1.2%
Machinery-Construction & Mining	790,476	1.3%
Machinery-Diversified	1,768,986	2.8%
Media	471,862	0.7%
Metal Fabricate/Hardware	373,188	0.6%
Mining	278,350	0.4%
Miscellaneous Manufacturing	970,820	1.5%
Office Furnishings	58,686	0.1%
Oil & Gas	1,706,674	2.7%
Oil & Gas Services	2,280,213	3.6%
Packaging & Containers	261,280	0.4%
Pharmaceuticals	2,191,935	3.5%
Pipelines	313,914	0.5%
REIT	4,996,865	7.9%
Real Estate	406,622	0.6%
Retail	5,606,882	8.8%
Semiconductors	3,855,359	6.1%
Software	4,160,896	6.6%
Telecommunications	1,764,459	2.8%
Transportation	992,515	1.6%
Water	165,861	0.3%
Other**	(368,979)	(0.6)%
Total	$63,376,821	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

66 :: ProFund VP Mid-Cap Growth :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$45,824,915
Securities, at value	63,745,800
Repurchase agreements, at value	124,000
Total Investment Securities, at value	63,869,800
Cash	10,084
Dividends receivable	31,717
Prepaid expenses	658
TOTAL ASSETS	63,912,259
LIABILITIES:
Payable for investments purchased	291,174
Payable for capital shares redeemed	122,383
Advisory fees payable	33,010
Management services fees payable	4,401
Administration fees payable	2,077
Administrative services fees payable	19,108
Distribution fees payable	14,428
Trustee fees payable	6
Transfer agency fees payable	6,821
Fund accounting fees payable	4,430
Compliance services fees payable	593
Other accrued expenses	37,007
TOTAL LIABILITIES	535,438
NET ASSETS	$63,376,821
NET ASSETS CONSIST OF:
Capital	$54,673,866
Accumulated net investment income (loss)	(296,014)
Accumulated net realized gains (losses) on investments	(9,045,916)
Net unrealized appreciation (depreciation) on investments	18,044,885
NET ASSETS	$63,376,821
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,688,701
Net Asset Value (offering and redemption price per share)	$37.53

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$274,015
Interest	24
TOTAL INVESTMENT INCOME	274,039
EXPENSES:
Advisory fees	254,488
Management services fees	33,932
Administration fees	13,320
Transfer agency fees	19,063
Administrative services fees	116,559
Distribution fees	84,829
Custody fees	16,726
Fund accounting fees	26,343
Trustee fees	503
Compliance services fees	357
Other fees	34,833
Total Gross Expenses before reductions	600,953
Less Expenses reduced by the Advisor	(30,900)
TOTAL NET EXPENSES	570,053
NET INVESTMENT INCOME (LOSS)	(296,014)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,714,872
Change in net unrealized appreciation/depreciation on investments	2,934,749
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,649,621
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,353,607

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 67

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(296,014)	$(359,387)
Net realized gains (losses) on investments	1,714,872	5,288,290
Change in net unrealized appreciation/depreciation on investments	2,934,749	4,237,414
Change in net assets resulting from operations	4,353,607	9,166,317
CAPITAL TRANSACTIONS:
Proceeds from shares issued	130,876,112	213,008,784
Value of shares redeemed	(146,279,979)	(192,426,668)
Change in net assets resulting from capital transactions	(15,403,867)	20,582,116
Change in net assets	(11,050,260)	29,748,433
NET ASSETS:
Beginning of period	74,427,081	44,678,648
End of period	$63,376,821	$74,427,081
Accumulated net investment income (loss)	$(296,014)	$—
SHARE TRANSACTIONS:
Issued	3,566,680	7,176,748
Redeemed	(4,053,602)	(6,678,242)
Change in shares	(486,922)	498,506

See accompanying notes to the financial statements.

68 :: ProFund VP Mid-Cap Growth :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$34.21		$26.64	$19.26	$35.14	$34.62	$34.84
Investment Activities:
Net investment income (loss)(a)	(0.16)		(0.26)	(0.17)	(0.32)	(0.23)	(0.40)
Net realized and unrealized gains (losses) on investments	3.48		7.83	7.55	(12.23)	4.23	1.69
Total income (loss) from investment activities	3.32		7.57	7.38	(12.55)	4.00	1.29
Distributions to Shareholders From:
Net realized gains on investments	—		—	—	(3.33)	(3.48)	(1.51)
Net Asset Value, End of Period	$37.53		$34.21	$26.64	$19.26	$35.14	$34.62
Total Return	9.70	%(b)	28.42%	38.32%	(38.81)%	11.74%	3.98%
Ratios to Average Net Assets:
Gross expenses(c)	1.77%		1.83%	1.85%	1.79%	1.72%	1.78%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.66%	1.76%
Net investment income (loss)(c)	(0.87)%		(0.87)%	(0.76)%	(1.04)%	(0.63)%	(1.13)%
Supplemental Data:
Net assets, end of period (000's)	$63,377		$74,427	$44,679	$19,285	$65,303	$67,116
Portfolio turnover rate(d)	187	%(b)	452%	373%	427%	616%	685%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Mid-Cap Growth :: 69

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
World Fuel Services Corp.	1.0%
Esterline Technologies Corp.	0.9%
ProAssurance Corp.	0.8%
Moog, Inc.—Class A	0.8%
EMCOR Group, Inc.	0.8%

S&P SmallCap 600/Citigroup Value Index – Composition

% of Index
Industrial	24%
Financial	23%
Consumer Cyclical	14%
Consumer Non-Cyclical	14%
Utilities	7%
Technology	5%
Energy	5%
Communications	4%
Basic Materials	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.3%)
	Shares	Value
A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,670	$27,739
AAON, Inc. (Building Materials)	668	14,589
AAR Corp. (Aerospace/Defense)	4,175	113,101
ABM Industries, Inc. (Commercial Services)	5,010	116,933
Acadia Realty Trust (REIT)	1,670	33,951
Actuant Corp.—Class A (Miscellaneous Manufacturing)	7,014	188,186
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,505	37,049
Aerovironment, Inc.* (Aerospace/Defense)	835	29,517
Affymetrix, Inc.* (Biotechnology)	7,348	58,270
Agilysys, Inc.* (Computers)	2,004	16,713
Albany International Corp.—Class A (Machinery-Diversified)	2,839	74,921
ALLETE, Inc. (Electric)	3,173	130,220
Alliance One International, Inc.* (Agriculture)	9,018	29,128
AMCOL International Corp. (Mining)	1,336	50,982
Amedisys, Inc.* (Healthcare-Services)	3,006	80,050
American States Water Co. (Water)	835	28,941
American Vanguard Corp. (Chemicals)	2,171	28,158
AMERIGROUP Corp.* (Healthcare-Services)	2,004	141,222
Amerisafe, Inc.* (Insurance)	1,837	41,553
AMN Healthcare Services, Inc.* (Commercial Services)	4,175	34,736
AmSurg Corp.* (Healthcare-Services)	3,173	82,910
Analogic Corp. (Electronics)	501	26,348
Anixter International, Inc. (Telecommunications)	3,006	196,412
Apogee Enterprises, Inc. (Building Materials)	2,839	36,368
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,841	136,778
Arch Chemicals, Inc. (Chemicals)	2,672	92,024
Arctic Cat, Inc.* (Leisure Time)	1,336	17,942
Arkansas Best Corp. (Transportation)	2,672	63,407
Arris Group, Inc.* (Telecommunications)	12,859	149,293
Astec Industries, Inc.* (Machinery-Construction & Mining)	2,004	74,108
ATMI, Inc.* (Semiconductors)	2,171	44,354
Audiovox Corp.—Class A* (Telecommunications)	2,004	15,150
Avid Technology, Inc.* (Software)	3,006	56,633

Common Stocks, continued
	Shares	Value
Avista Corp. (Electric)	6,012	$154,448
AZZ, Inc. (Miscellaneous Manufacturing)	501	22,946
B&G Foods, Inc.—Class A (Food)	2,004	41,322
Badger Meter, Inc. (Electronics)	668	24,709
Bank Mutual Corp. (Banks)	4,676	17,161
Bank of the Ozarks, Inc. (Banks)	501	26,082
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,676	116,012
Basic Energy Services, Inc.* (Oil & Gas Services)	1,503	47,299
Bel Fuse, Inc.—Class B (Electronics)	1,169	25,356
Belden, Inc. (Electrical Components & Equipment)	2,672	93,146
Benchmark Electronics, Inc.* (Electronics)	6,346	104,709
Big 5 Sporting Goods Corp. (Retail)	1,002	7,876
BioMed Realty Trust, Inc. (REIT)	7,181	138,162
Black Box Corp. (Telecommunications)	1,837	57,443
Blyth, Inc. (Household Products/Wares)	501	25,225
Boston Private Financial Holdings, Inc. (Banks)	8,016	52,745
Boyd Gaming Corp.* (Lodging)	5,678	49,399
Brady Corp.—Class A (Electronics)	5,511	176,683
Briggs & Stratton Corp. (Machinery-Diversified)	5,177	102,815
Brightpoint, Inc.* (Distribution/Wholesale)	7,014	56,884
Bristow Group, Inc. (Transportation)	3,674	187,447
Brookline Bancorp, Inc. (Savings & Loans)	6,179	57,279
Brooks Automation, Inc.* (Semiconductors)	6,847	74,358
Brown Shoe Co., Inc. (Retail)	4,509	48,021
Brunswick Corp. (Leisure Time)	4,676	95,390
Cabot Microelectronics Corp.* (Chemicals)	835	38,802
CACI International, Inc.—Class A* (Computers)	3,173	200,153
Cal-Maine Foods, Inc. (Food)	501	16,012
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	1,336	19,399
Calgon Carbon Corp.* (Environmental Control)	3,006	51,102
Callaway Golf Co. (Leisure Time)	6,680	41,550
Cambrex Corp.* (Biotechnology)	3,006	13,888
Cantel Medical Corp. (Healthcare-Products)	334	8,988
Cascade Corp. (Machinery-Diversified)	668	31,777
Casey's General Stores, Inc. (Retail)	3,841	169,004
CDI Corp. (Commercial Services)	1,336	17,755

See accompanying notes to the financial statements.

70 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued
	Shares	Value
Cedar Shopping Centers, Inc. (REIT)	5,010	$25,802
Centene Corp.* (Healthcare-Services)	5,177	183,939
Central Garden & Pet Co.—Class A* (Household Products/Wares)	5,010	50,851
Central Vermont Public Service Corp. (Electric)	1,336	48,296
Century Aluminum Co.* (Mining)	3,674	57,498
Ceradyne, Inc.* (Miscellaneous Manufacturing)	2,505	97,670
CH Energy Group, Inc. (Electric)	1,670	88,944
Checkpoint Systems, Inc.* (Electronics)	4,175	74,649
Christopher & Banks Corp. (Retail)	3,674	21,126
CIBER, Inc.* (Computers)	7,348	40,781
Cincinnati Bell, Inc.* (Telecommunications)	20,541	68,196
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,002	42,916
City Holding Co. (Banks)	1,503	49,644
Clarcor, Inc. (Miscellaneous Manufacturing)	2,672	126,332
Clearwater Paper Corp.* (Forest Products & Paper)	1,169	79,819
Cognex Corp. (Machinery-Diversified)	1,837	65,085
Cohu, Inc. (Semiconductors)	1,670	21,894
Coldwater Creek, Inc.* (Retail)	6,179	8,651
Colonial Properties Trust (REIT)	5,177	105,611
Columbia Banking System, Inc. (Banks)	4,008	69,018
Comfort Systems USA, Inc. (Building Materials)	3,841	40,753
Community Bank System, Inc. (Banks)	2,505	62,099
Comtech Telecommunications Corp. (Telecommunications)	2,672	74,923
CONMED Corp.* (Healthcare-Products)	3,006	85,611
Corinthian Colleges, Inc.* (Commercial Services)	8,684	36,994
Cross Country Healthcare, Inc.* (Commercial Services)	3,173	24,115
CryoLife, Inc.* (Biotechnology)	1,670	9,352
CTS Corp. (Electronics)	3,507	33,913
Cubic Corp. (Electronics)	668	34,061
Curtiss-Wright Corp. (Aerospace/Defense)	4,843	156,768
Cymer, Inc.* (Electronics)	1,837	90,950
Daktronics, Inc. (Electronics)	2,004	21,623
DealerTrack Holdings, Inc.* (Internet)	1,670	38,326
Delphi Financial Group, Inc.—Class A (Insurance)	5,678	165,854
Deltic Timber Corp. (Forest Products & Paper)	668	35,865
Diamond Foods, Inc. (Food)	835	63,744
DiamondRock Hospitality Co. (REIT)	9,519	102,139
Digi International, Inc.* (Software)	2,672	34,736
Dime Community Bancshares, Inc. (Savings & Loans)	1,670	24,282
Drew Industries, Inc. (Building Materials)	2,004	49,539
DSP Group, Inc.* (Semiconductors)	2,338	20,341
Dycom Industries, Inc.* (Engineering & Construction)	3,507	57,304
E.W. Scripps Co.* (Media)	2,004	19,379
Eagle Materials, Inc. (Building Materials)	3,173	88,432
EastGroup Properties, Inc. (REIT)	1,169	49,694
El Paso Electric Co. (Electric)	2,338	75,517
Electro Scientific Industries, Inc.* (Electronics)	1,670	32,231
EMCOR Group, Inc.* (Engineering & Construction)	6,847	200,686
Emergent Biosolutions, Inc.* (Biotechnology)	1,002	22,595
Employers Holdings, Inc. (Insurance)	4,008	67,214
EMS Technologies, Inc.* (Telecommunications)	1,503	49,554
Encore Wire Corp. (Electrical Components & Equipment)	2,004	48,537
Entertainment Properties Trust (REIT)	2,505	116,983
EPIQ Systems, Inc. (Software)	3,340	47,495
eResearchTechnology, Inc.* (Internet)	2,338	14,893

Common Stocks, continued
	Shares	Value
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,503	$55,310
Esterline Technologies Corp.* (Aerospace/Defense)	3,173	242,417
Ethan Allen Interiors, Inc. (Home Furnishings)	3,006	63,998
Exar Corp.* (Semiconductors)	2,004	12,685
Extra Space Storage, Inc. (REIT)	4,676	99,739
F.N.B. Corp. (Banks)	13,193	136,548
FARO Technologies, Inc.* (Electronics)	835	36,573
Federal Signal Corp. (Miscellaneous Manufacturing)	6,346	41,630
FEI Co.* (Electronics)	2,338	89,288
First BanCorp.* (Banks)	2,171	9,357
First Commonwealth Financial Corp. (Banks)	9,686	55,598
First Financial Bancorp (Banks)	3,173	52,957
First Financial Bankshares, Inc. (Banks)	1,837	63,285
First Midwest Bancorp, Inc. (Banks)	7,682	94,412
Forestar Group, Inc.* (Real Estate)	1,503	24,694
Forward Air Corp. (Transportation)	1,336	45,143
Franklin Street Properties Corp. (REIT)	7,348	94,863
Fred's, Inc. (Retail)	4,008	57,835
Fuller (H.B.) Co. (Chemicals)	5,177	126,422
G & K Services, Inc. (Textiles)	2,004	67,855
GenCorp, Inc.* (Aerospace/Defense)	6,012	38,597
General Communication, Inc.—Class A* (Telecommunications)	1,670	20,157
Genesco, Inc.* (Retail)	1,002	52,204
Gentiva Health Services, Inc.* (Healthcare-Services)	3,173	66,094
GeoResources, Inc.* (Oil & Gas)	501	11,267
Gerber Scientific, Inc.* (Machinery-Diversified)	2,672	29,739
Getty Realty Corp. (REIT)	835	21,067
Gibraltar Industries, Inc.* (Iron/Steel)	3,173	35,918
Glacier Bancorp, Inc. (Banks)	7,515	101,302
Greatbatch, Inc.* (Electrical Components & Equipment)	1,002	26,874
Griffon Corp.* (Miscellaneous Manufacturing)	4,843	48,817
Group 1 Automotive, Inc. (Retail)	2,505	103,156
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,503	48,517
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	3,507	85,816
Hanmi Financial Corp.* (Banks)	15,698	16,797
Harmonic, Inc.* (Telecommunications)	5,678	41,052
Harte-Hanks, Inc. (Advertising)	4,008	32,545
Haverty Furniture Cos., Inc. (Retail)	2,004	23,066
Haynes International, Inc. (Metal Fabricate/Hardware)	835	51,712
Headwaters, Inc.* (Energy-Alternate Sources)	6,346	19,863
Healthcare Realty Trust, Inc. (REIT)	4,843	99,911
Healthways, Inc.* (Healthcare-Services)	3,507	53,236
Heartland Express, Inc. (Transportation)	3,006	49,779
Heartland Payment Systems, Inc. (Commercial Services)	4,008	82,565
Heidrick & Struggles International, Inc. (Commercial Services)	1,837	41,590
Helen of Troy, Ltd.* (Household Products/Wares)	3,173	109,564
Hillenbrand, Inc. (Commercial Services)	3,507	82,941
Home Bancshares, Inc. (Banks)	2,338	55,270
Home Properties, Inc. (REIT)	1,670	101,670
Horace Mann Educators Corp. (Insurance)	4,175	65,172
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	2,338	64,295
Hot Topic, Inc. (Retail)	4,676	34,789
Hub Group, Inc.—Class A* (Transportation)	2,338	88,049
ICU Medical, Inc.* (Healthcare-Products)	668	29,192

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 71

Common Stocks, continued
	Shares	Value
Independent Bank Corp./MA (Banks)	2,171	$56,989
Infinity Property & Casualty Corp. (Insurance)	1,336	73,026
InfoSpace, Inc.* (Internet)	3,841	35,030
Inland Real Estate Corp. (REIT)	5,344	47,188
Insight Enterprises, Inc.* (Retail)	4,843	85,770
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	4,008	84,048
Insperity, Inc. (Commercial Services)	1,169	34,614
Integral Systems, Inc.* (Computers)	1,002	12,194
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	4,342	67,952
Interface, Inc.—Class A (Office Furnishings)	3,006	58,226
Intermec, Inc.* (Machinery-Diversified)	4,843	53,467
Intevac, Inc.* (Machinery-Diversified)	1,336	13,641
Invacare Corp. (Healthcare-Products)	3,340	110,855
Investment Technology Group, Inc.* (Diversified Financial Services)	4,342	60,875
ION Geophysical Corp.* (Oil & Gas Services)	8,183	77,411
J & J Snack Foods Corp. (Food)	668	33,300
Jack in the Box, Inc.* (Retail)	5,177	117,932
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,670	30,745
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,336	25,812
K-Swiss, Inc.—Class A* (Apparel)	2,839	30,179
Kaiser Aluminum Corp. (Mining)	1,503	82,094
Kaman Corp. (Aerospace/Defense)	2,672	94,776
Kaydon Corp. (Metal Fabricate/Hardware)	2,171	81,022
Kelly Services, Inc.—Class A* (Commercial Services)	2,839	46,843
Kendle International, Inc.* (Commercial Services)	1,503	22,665
Kilroy Realty Corp. (REIT)	3,507	138,491
Kite Realty Group Trust (REIT)	6,513	32,435
Knight Transportation, Inc. (Transportation)	3,173	53,909
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,336	50,674
Kraton Performance Polymers, Inc.* (Chemicals)	2,004	78,497
La-Z-Boy, Inc.* (Home Furnishings)	5,344	52,745
Laclede Group, Inc. (Gas)	2,338	88,447
LaSalle Hotel Properties (REIT)	5,511	145,160
Lawson Products, Inc. (Metal Fabricate/Hardware)	334	6,570
LCA-Vision, Inc.* (Healthcare-Products)	1,169	5,588
Lexington Realty Trust (REIT)	8,517	77,760
LHC Group, Inc.* (Healthcare-Services)	501	11,553
Lincoln Educational Services Corp. (Commercial Services)	835	14,320
Lithia Motors, Inc.—Class A (Retail)	2,338	45,895
Live Nation, Inc.* (Commercial Services)	16,199	185,803
Liz Claiborne, Inc.* (Apparel)	6,513	34,845
LogMeIn, Inc.* (Telecommunications)	835	32,206
LoJack Corp.* (Electronics)	1,169	5,097
LSB Industries, Inc.* (Miscellaneous Manufacturing)	835	35,838
LTC Properties, Inc. (REIT)	1,503	41,813
Lufkin Industries, Inc. (Oil & Gas Services)	1,336	114,963
Lydall, Inc.* (Miscellaneous Manufacturing)	1,837	21,971
M/I Schottenstein Homes, Inc.* (Home Builders)	2,004	24,569
Magellan Health Services, Inc.* (Healthcare-Services)	1,169	63,991
Marcus Corp. (Lodging)	2,171	21,449
MarineMax, Inc.* (Retail)	2,338	20,481
Materion Corp.* (Mining)	668	24,696
Matrix Service Co.* (Oil & Gas Services)	2,672	35,751
Meadowbrook Insurance Group, Inc. (Insurance)	3,841	38,064
MedCath Corp.* (Healthcare-Services)	2,171	29,504

Common Stocks, continued
	Shares	Value
Medical Properties Trust, Inc. (REIT)	4,342	$49,933
Meridian Bioscience, Inc. (Healthcare-Products)	1,837	44,290
Merit Medical Systems, Inc.* (Healthcare-Products)	1,503	27,009
Meritage Homes Corp.* (Home Builders)	3,340	75,350
Methode Electronics, Inc. (Electronics)	3,841	44,594
Microsemi Corp.* (Semiconductors)	4,509	92,434
Mid-America Apartment Communities, Inc. (REIT)	1,503	101,407
Midas, Inc.* (Commercial Services)	1,503	9,499
MKS Instruments, Inc. (Semiconductors)	3,340	88,243
Mobile Mini, Inc.* (Storage/Warehousing)	2,171	46,003
Molina Healthcare, Inc.* (Healthcare-Services)	2,672	72,465
Monarch Casino & Resort, Inc.* (Lodging)	668	6,974
Monotype Imaging Holdings, Inc.* (Software)	835	11,799
Moog, Inc.—Class A* (Aerospace/Defense)	4,676	203,500
Movado Group, Inc. (Retail)	1,837	31,431
MTS Systems Corp. (Computers)	835	34,928
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,841	145,612
Multimedia Games, Inc.* (Leisure Time)	2,839	12,917
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,674	37,769
Nara Bancorp, Inc.* (Banks)	4,008	32,585
Nash Finch Co. (Food)	1,169	41,862
National Financial Partners* (Diversified Financial Services)	2,505	28,908
National Penn Bancshares, Inc. (Banks)	8,684	68,864
National Retail Properties, Inc. (REIT)	3,507	85,957
Natus Medical, Inc.* (Healthcare-Products)	1,336	20,240
Navigant Consulting Co.* (Commercial Services)	5,344	56,059
NBT Bancorp, Inc. (Banks)	3,507	77,610
NCI Building Systems, Inc.* (Building Materials)	1,336	15,217
NCI, Inc.—Class A* (Computers)	334	7,588
Neenah Paper, Inc. (Forest Products & Paper)	1,503	31,984
Network Equipment Technologies, Inc.* (Telecommunications)	1,670	3,674
New Jersey Resources Corp. (Gas)	4,342	193,697
Newport Corp.* (Electronics)	1,837	33,378
Northwest Natural Gas Co. (Gas)	1,837	82,904
NorthWestern Corp. (Electric)	3,674	121,646
NTELOS Holdings Corp. (Telecommunications)	1,336	27,281
Nutrisystem, Inc. (Commercial Services)	1,503	21,132
O'Charley's, Inc.* (Retail)	2,004	14,649
OfficeMax, Inc.* (Retail)	8,851	69,480
Old Dominion Freight Line, Inc.* (Transportation)	2,171	80,978
Old National Bancorp (Banks)	9,853	106,412
Olympic Steel, Inc. (Iron/Steel)	1,002	27,585
OM Group, Inc.* (Chemicals)	1,336	54,295
Omnicell, Inc.* (Software)	1,670	26,035
On Assignment, Inc.* (Commercial Services)	3,841	37,757
Orbital Sciences Corp.* (Aerospace/Defense)	2,839	47,837
Oxford Industries, Inc. (Apparel)	668	22,552
OYO Geospace Corp.* (Oil & Gas Services)	167	16,700
PacWest Bancorp (Banks)	3,507	72,139
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,336	15,070
Papa John's International, Inc.* (Retail)	1,002	33,327
Park Electrochemical Corp. (Electronics)	1,336	37,341
Parkway Properties, Inc. (REIT)	2,338	39,886
PC-Tel, Inc.* (Internet)	1,837	11,904
Penn Virginia Corp. (Oil & Gas)	4,676	61,770
Pennsylvania REIT (REIT)	3,006	47,194
Pericom Semiconductor Corp.* (Semiconductors)	1,169	10,451

See accompanying notes to the financial statements.

72 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued
	Shares	Value
Perry Ellis International, Inc.* (Apparel)	501	$12,650
Petroleum Development* (Oil & Gas)	1,670	49,950
PetroQuest Energy, Inc.* (Oil & Gas)	3,340	23,447
PharMerica Corp.* (Pharmaceuticals)	3,006	38,357
Piedmont Natural Gas Co., Inc. (Gas)	4,843	146,549
Pinnacle Entertainment, Inc.* (Entertainment)	3,507	52,254
Pinnacle Financial Partners, Inc.* (Banks)	3,507	54,569
Pioneer Drilling Co.* (Oil & Gas)	5,678	86,533
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,670	48,113
Plexus Corp.* (Electronics)	1,670	58,133
PolyOne Corp. (Chemicals)	4,008	62,004
Pool Corp. (Distribution/Wholesale)	5,010	149,348
Post Properties, Inc. (REIT)	2,839	115,718
Powell Industries, Inc.* (Electrical Components & Equipment)	1,002	36,573
Presidential Life Corp. (Insurance)	2,171	22,665
Prestige Brands Holdings, Inc.* (Healthcare-Products)	3,006	38,597
PrivateBancorp, Inc. (Banks)	6,012	82,966
ProAssurance Corp.* (Insurance)	3,173	222,110
Prospect Capital Corp. (Investment Companies)	11,022	111,432
Provident Financial Services, Inc. (Savings & Loans)	3,674	52,612
PS Business Parks, Inc. (REIT)	1,002	55,210
PSS World Medical, Inc.* (Healthcare-Products)	2,672	74,843
Pulse Electronics Corp. (Electronics)	2,839	12,548
Quanex Building Products Corp. (Building Materials)	3,841	62,954
Quiksilver, Inc.* (Apparel)	13,527	63,577
RadiSys Corp.* (Computers)	1,503	10,957
Red Robin Gourmet Burgers, Inc.* (Retail)	1,503	54,679
RLI Corp. (Insurance)	1,670	103,406
Robbins & Myers, Inc. (Machinery-Diversified)	2,839	150,041
Rofin-Sinar Technologies, Inc.* (Electronics)	1,837	62,734
Rogers Corp.* (Electronics)	1,002	46,292
RTI International Metals, Inc.* (Mining)	2,004	76,893
Ruby Tuesday, Inc.* (Retail)	6,680	72,010
Rudolph Technologies, Inc.* (Semiconductors)	2,004	21,463
Rue21, Inc.* (Retail)	835	27,138
Ruth's Hospitality Group, Inc.* (Retail)	3,173	17,801
S&T Bancorp, Inc. (Banks)	2,505	46,568
Safety Insurance Group, Inc. (Insurance)	1,503	63,186
Sanderson Farms, Inc. (Food)	2,004	95,751
Saul Centers, Inc. (REIT)	501	19,724
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,672	20,013
ScanSource, Inc.* (Distribution/Wholesale)	2,839	106,406
School Specialty, Inc.* (Retail)	1,670	24,031
Schulman (A.), Inc. (Chemicals)	3,173	79,928
SEACOR SMIT, Inc. (Oil & Gas Services)	668	66,773
Select Comfort Corp.* (Retail)	1,503	27,024
Selective Insurance Group, Inc. (Insurance)	5,511	89,664
Seneca Foods Corp.—Class A* (Food)	1,002	25,631
SFN Group, Inc.* (Commercial Services)	5,177	47,059
Shuffle Master, Inc.* (Entertainment)	2,505	23,434
Sigma Designs, Inc.* (Semiconductors)	1,002	7,655
Simmons First National Corp.—Class A (Banks)	1,837	47,137
Simpson Manufacturing Co., Inc. (Building Materials)	4,175	124,707
Skechers U.S.A., Inc.—Class A* (Apparel)	3,674	53,200
Skyline Corp. (Home Builders)	501	8,768
SkyWest, Inc. (Airlines)	5,511	82,996
Smith Corp. (Miscellaneous Manufacturing)	1,503	63,577
Snyders-Lance, Inc. (Food)	2,338	50,571
Sonic Automotive, Inc. (Retail)	3,674	53,824

Common Stocks, continued
	Shares	Value
Sonic Corp.* (Retail)	4,008	$42,605
South Jersey Industries, Inc. (Gas)	1,837	99,767
Southwest Gas Corp. (Gas)	4,676	180,540
Sovran Self Storage, Inc. (REIT)	1,670	68,470
Spartan Motors, Inc. (Auto Parts & Equipment)	3,507	18,938
Spartan Stores, Inc. (Food)	2,338	45,661
Stage Stores, Inc. (Retail)	3,674	61,723
Standard Microsystems Corp.* (Semiconductors)	1,336	36,059
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,004	30,521
Standard Pacific Corp.* (Home Builders)	10,187	34,126
Standex International Corp. (Miscellaneous Manufacturing)	1,336	40,975
Stein Mart, Inc. (Retail)	2,839	27,368
Stepan Co. (Chemicals)	835	59,201
Sterling Bancorp (Banks)	3,173	30,112
Sterling Bancshares, Inc. (Banks)	10,521	85,851
Stewart Information Services Corp. (Insurance)	2,004	20,100
Stone Energy Corp.* (Oil & Gas)	2,171	65,977
STR Holdings, Inc.* (Miscellaneous Manufacturing)	2,338	34,883
Super Micro Computer, Inc.* (Computers)	1,169	18,809
Superior Industries International, Inc. (Auto Parts & Equipment)	1,503	33,231
Supertex, Inc.* (Semiconductors)	835	18,704
SurModics, Inc.* (Healthcare-Products)	835	9,269
Susquehanna Bancshares, Inc. (Banks)	13,360	106,880
Swift Energy Co.* (Oil & Gas)	2,839	105,810
SWS Group, Inc. (Diversified Financial Services)	3,006	18,006
Sykes Enterprises, Inc.* (Computers)	2,004	43,146
Symmetricom, Inc.* (Telecommunications)	2,171	12,657
Symmetry Medical, Inc.* (Healthcare-Products)	3,841	34,454
SYNNEX Corp.* (Software)	2,505	79,408
Take-Two Interactive Software, Inc.* (Software)	5,010	76,553
Tekelec* (Telecommunications)	7,181	65,563
Teledyne Technologies, Inc.* (Aerospace/Defense)	3,841	193,433
TeleTech Holdings, Inc.* (Commercial Services)	1,002	21,122
Tessera Technologies, Inc.* (Semiconductors)	2,171	37,211
Tetra Tech, Inc.* (Environmental Control)	2,839	63,877
TETRA Technologies, Inc.* (Oil & Gas Services)	8,016	102,044
Texas Capital Bancshares, Inc.* (Banks)	3,841	99,213
Texas Industries, Inc. (Building Materials)	2,839	118,188
The Andersons, Inc. (Agriculture)	1,002	42,334
The Cato Corp.—Class A (Retail)	1,169	33,667
The Children's Place Retail Stores, Inc.* (Retail)	1,503	66,868
The Finish Line, Inc.—Class A (Retail)	1,837	39,312
The Geo Group, Inc.* (Commercial Services)	6,680	153,840
The Hain Celestial Group, Inc.* (Food)	2,672	89,138
The Medicines Co.* (Pharmaceuticals)	2,171	35,843
The Men's Wearhouse, Inc. (Retail)	2,338	78,791
The Navigators Group, Inc.* (Insurance)	1,336	62,792
The Pep Boys-Manny, Moe & Jack (Retail)	5,511	60,235
The Standard Register Co. (Household Products/Wares)	1,336	4,208
THQ, Inc.* (Software)	7,014	25,391
Tompkins Financial Corp. (Banks)	501	19,659
Toro Co. (Housewares)	1,336	80,828
Tower Group, Inc. (Insurance)	1,837	43,757
Tredegar Corp. (Miscellaneous Manufacturing)	2,338	42,902
TrueBlue, Inc.* (Commercial Services)	2,672	38,691
TrustCo Bank Corp. NY (Banks)	9,686	47,461
Tuesday Morning Corp.* (Retail)	3,674	17,084
UIL Holdings Corp. (Electric)	5,177	167,476
Ultratech Stepper, Inc.* (Semiconductors)	1,336	40,588

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 73

Common Stocks, continued
	Shares	Value
UMB Financial Corp. (Banks)	2,004	$83,928
Umpqua Holdings Corp. (Banks)	11,857	137,185
UniFirst Corp. (Textiles)	668	37,535
Unisource Energy Corp. (Electric)	3,841	143,385
United Bankshares, Inc. (Banks)	4,008	98,116
United Community Banks, Inc.* (Banks)	1,838	19,405
United Fire & Casualty Co. (Insurance)	2,171	37,710
United Natural Foods, Inc.* (Food)	2,004	85,511
United Online, Inc. (Internet)	9,185	55,386
United Stationers, Inc. (Distribution/Wholesale)	4,676	165,671
Universal Forest Products, Inc. (Building Materials)	2,004	48,016
Universal Health Realty Income Trust (REIT)	668	26,707
Urstadt Biddle Properties—Class A (REIT)	1,169	21,171
USA Mobility, Inc. (Telecommunications)	1,336	20,387
Viad Corp. (Commercial Services)	2,171	48,392
Vitamin Shoppe, Inc.* (Retail)	1,670	76,419
Watts Water Technologies, Inc.—Class A (Electronics)	3,006	106,442
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,010	33,767
WD-40 Co. (Household Products/Wares)	835	32,598
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,004	87,695
Wilshire Bancorp, Inc.* (Banks)	5,845	17,184
Winnebago Industries, Inc.* (Home Builders)	3,006	29,038
Wintrust Financial Corp. (Banks)	3,674	118,229
Wolverine World Wide, Inc. (Apparel)	2,171	90,639
World Fuel Services Corp. (Retail)	7,348	264,014
XO Group, Inc.* (Internet)	1,837	18,278
Zale Corp.* (Retail)	2,338	13,093
Zep, Inc. (Chemicals)	2,338	44,188
TOTAL COMMON STOCKS (Cost $18,675,413)		26,291,455
TOTAL INVESTMENT SECURITIES (Cost $18,675,413)—100.3%		26,291,455
Net other assets (liabilities)—(0.3)%		(67,275)
NET ASSETS—100.0%		$26,224,180

*  Non-income producing security

ProFund VP Small-Cap Value invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Advertising	$32,545	0.1%
Aerospace/Defense	1,119,946	4.3%
Agriculture	71,462	0.3%
Airlines	82,996	0.3%
Apparel	307,642	1.2%
Auto Parts & Equipment	82,690	0.3%
Banks	2,371,337	9.0%
Biotechnology	124,118	0.5%
Building Materials	598,763	2.3%
Chemicals	663,519	2.5%
Commercial Services	1,175,425	4.5%

	Value	% of Net Assets
Computers	$385,269	1.5%
Distribution/Wholesale	478,309	1.8%
Diversified Financial Services	243,253	0.9%
Electric	929,932	3.6%
Electrical Components & Equipment	242,179	0.9%
Electronics	1,177,652	4.5%
Energy-Alternate Sources	19,863	0.1%
Engineering & Construction	342,038	1.3%
Entertainment	75,688	0.3%
Environmental Control	114,979	0.4%
Food	588,503	2.2%
Forest Products & Paper	181,435	0.7%
Gas	791,904	3.0%
Healthcare-Products	677,517	2.6%
Healthcare-Services	784,964	3.0%
Home Builders	171,851	0.7%
Home Furnishings	116,743	0.4%
Household Products/Wares	222,446	0.9%
Housewares	80,828	0.3%
Insurance	1,116,273	4.3%
Internet	173,817	0.7%
Investment Companies	111,432	0.4%
Iron/Steel	63,503	0.2%
Leisure Time	167,799	0.6%
Lodging	77,822	0.3%
Machinery-Construction & Mining	74,108	0.3%
Machinery-Diversified	658,264	2.5%
Media	19,379	0.1%
Metal Fabricate/Hardware	355,571	1.4%
Mining	292,163	1.1%
Miscellaneous Manufacturing	1,051,304	4.0%
Office Furnishings	58,226	0.2%
Oil & Gas	404,754	1.5%
Oil & Gas Services	573,753	2.2%
Pharmaceuticals	74,200	0.3%
REIT	2,103,816	8.0%
Real Estate	24,694	0.1%
Retail	2,002,379	7.6%
Savings & Loans	134,173	0.5%
Semiconductors	526,440	2.0%
Software	358,050	1.4%
Storage/Warehousing	46,003	0.2%
Telecommunications	833,948	3.2%
Textiles	105,390	0.4%
Toys/Games/Hobbies	30,745	0.1%
Transportation	568,712	2.2%
Water	28,941	0.1%
Other**	(67,275)	(0.3)%
Total	$26,224,180	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

74 :: ProFund VP Small-Cap Value :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$18,675,413
Securities, at value	26,291,455
Total Investment Securities, at value	26,291,455
Dividends receivable	25,219
Receivable for capital shares issued	4,300,737
Receivable for investments sold	301,330
Prepaid expenses	374
TOTAL ASSETS	30,919,115
LIABILITIES:
Cash overdraft	139,483
Payable for investments purchased	4,495,692
Payable for capital shares redeemed	2,356
Advisory fees payable	10,256
Management services fees payable	1,368
Administration fees payable	718
Administrative services fees payable	9,013
Distribution fees payable	7,807
Trustee fees payable	2
Transfer agency fees payable	2,372
Fund accounting fees payable	1,531
Compliance services fees payable	243
Other accrued expenses	24,094
TOTAL LIABILITIES	4,694,935
NET ASSETS	$26,224,180
NET ASSETS CONSIST OF:
Capital	$36,928,759
Accumulated net investment income (loss)	(51,686)
Accumulated net realized gains (losses) on investments	(18,268,935)
Net unrealized appreciation (depreciation) on investments	7,616,042
NET ASSETS	$26,224,180
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	932,551
Net Asset Value (offering and redemption price per share)	$28.12

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$188,959
Interest	43
TOTAL INVESTMENT INCOME	189,002
EXPENSES:
Advisory fees	107,450
Management services fees	14,327
Administration fees	5,561
Transfer agency fees	7,916
Administrative services fees	44,683
Distribution fees	35,817
Custody fees	17,474
Fund accounting fees	12,073
Trustee fees	197
Compliance services fees	148
Other fees	19,207
Total Gross Expenses before reductions	264,853
Less Expenses reduced by the Advisor	(24,165)
TOTAL NET EXPENSES	240,688
NET INVESTMENT INCOME (LOSS)	(51,686)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	497,229
Change in net unrealized appreciation/depreciation on investments	418,307
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	915,536
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$863,850

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 75

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(51,686)	$(100,754)
Net realized gains (losses) on investments	497,229	1,385,325
Change in net unrealized appreciation/depreciation on investments	418,307	1,643,364
Change in net assets resulting from operations	863,850	2,927,935
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(52,497)
Change in net assets resulting from distributions	—	(52,497)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	34,442,713	123,234,821 (a)
Dividends reinvested	—	52,497
Value of shares redeemed	(36,333,101)	(120,213,111)
Change in net assets resulting from capital transactions	(1,890,388)	3,074,207
Change in net assets	(1,026,538)	5,949,645
NET ASSETS:
Beginning of period	27,250,718	21,301,073
End of period	$26,224,180	$27,250,718
Accumulated net investment income (loss)	$(51,686)	$—
SHARE TRANSACTIONS:
Issued	1,230,424	5,099,062
Reinvested	—	2,155
Redeemed	(1,296,103)	(5,054,603)
Change in shares	(65,679)	46,614

(a)  Amount includes $39,274 related to a voluntary capital contribution from the Advisor due to corrections of investment transactions.

See accompanying notes to the financial statements.

76 :: ProFund VP Small-Cap Value :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$27.30		$22.38		$18.63	$28.81	$36.64	$32.88
Investment Activities:
Net investment income (loss)(a)	(0.05)		(0.08)		0.05	0.07	(0.08)	(0.12)
Net realized and unrealized gains (losses) on investments	0.87		4.99		3.75	(8.41)	(2.27)	5.71
Total income (loss) from investment activities	0.82		4.91		3.80	(8.34)	(2.35)	5.59
Capital Transactions:	—		0.03	(b)	—	—	—	—
Distributions to Shareholders From:
Net investment income	—		(0.02)		(0.05)	—	—	—
Net realized gains on investments	—		—		—	(1.84)	(5.48)	(1.83)
Total distributions	—		(0.02)		(0.05)	(1.84)	(5.48)	(1.83)
Net Asset Value, End of Period	$28.12		$27.30		$22.38	$18.63	$28.81	$36.64
Total Return	3.00	%(c)	22.10	%(b)	20.40%	(30.68)%	(7.22)%	17.43%
Ratios to Average Net Assets:
Gross expenses(d)	1.85%		1.96%		2.03%	1.93%	1.76%	1.79%
Net expenses(d)	1.68%		1.68%		1.67%	1.63%	1.63%	1.75%
Net investment income (loss)(d)	(0.36)%		(0.34)%		0.25%	0.28%	(0.21)%	(0.34)%
Supplemental Data:
Net assets, end of period (000's)	$26,224		$27,251		$21,301	$18,853	$31,970	$102,760
Portfolio turnover rate(e)	102	%(c)	412%		385%	459%	291%	436%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.15% to the total return. Without this contribution, the net asset value and the total return would be lower.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Small-Cap Value :: 77

Investment Objective: The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Regeneron Pharmaceuticals, Inc.	1.7%
HealthSpring, Inc.	1.2%
Signature Bank	0.9%
Salix Pharmaceuticals, Ltd.	0.9%
Crocs, Inc.	0.9%

S&P SmallCap 600/Citigroup Growth Index – Composition

% of Index
Consumer Non-Cyclical	27%
Consumer Cyclical	19%
Technology	16%
Financial	13%
Industrial	12%
Communications	6%
Basic Materials	3%
Energy	3%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.4%)
	Shares	Value
AAON, Inc. (Building Materials)	2,160	$47,174
Abaxis, Inc.* (Healthcare-Products)	4,320	117,720
Acadia Realty Trust (REIT)	4,320	87,826
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,700	39,933
Aerovironment, Inc.* (Aerospace/Defense)	1,080	38,178
Air Methods Corp.* (Healthcare-Services)	2,160	161,438
Align Technology, Inc.* (Healthcare-Products)	12,960	295,488
Allegiant Travel Co.* (Airlines)	2,700	133,650
Almost Family, Inc.* (Healthcare-Services)	1,620	44,388
AMCOL International Corp. (Mining)	2,160	82,426
American Public Education, Inc.* (Commercial Services)	3,240	144,212
American Science & Engineering, Inc. (Electronics)	1,620	129,600
American States Water Co. (Water)	1,620	56,149
AMERIGROUP Corp.* (Healthcare-Services)	5,400	380,538
Analogic Corp. (Electronics)	1,080	56,797
Arbitron, Inc. (Commercial Services)	4,860	200,864
ArQule, Inc.* (Biotechnology)	8,100	50,625
Atlantic Tele-Network, Inc. (Environmental Control)	1,620	62,143
ATMI, Inc.* (Semiconductors)	2,160	44,129
AZZ, Inc. (Miscellaneous Manufacturing)	1,620	74,196
B&G Foods, Inc.—Class A (Food)	4,860	100,213
Badger Meter, Inc. (Electronics)	1,620	59,924
Balchem Corp. (Chemicals)	5,400	236,412
Bank of the Ozarks, Inc. (Banks)	1,620	84,337
Basic Energy Services, Inc.* (Oil & Gas Services)	1,620	50,981
Belden, Inc. (Electrical Components & Equipment)	3,780	131,771
Big 5 Sporting Goods Corp. (Retail)	2,160	16,978
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	4,320	90,288
BioMed Realty Trust, Inc. (REIT)	11,340	218,182
BJ's Restaurants, Inc.* (Retail)	4,320	226,195
Blackbaud, Inc. (Software)	8,100	224,532
Blue Coat Systems, Inc.* (Internet)	8,100	177,066

Common Stocks, continued
	Shares	Value
Blue Nile, Inc.* (Internet)	2,700	$118,746
Boston Beer Co., Inc.—Class A* (Beverages)	1,620	145,152
Bottomline Technologies, Inc.* (Software)	6,480	160,121
Brunswick Corp. (Leisure Time)	8,100	165,240
Buckeye Technologies, Inc. (Forest Products & Paper)	7,560	203,969
Buffalo Wild Wings, Inc.* (Retail)	3,240	214,844
Cabela's, Inc.* (Retail)	7,560	205,254
Cabot Microelectronics Corp.* (Chemicals)	2,700	125,469
Cal-Maine Foods, Inc. (Food)	1,620	51,775
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	1,080	15,682
Calavo Growers, Inc. (Food)	2,160	45,490
Calgon Carbon Corp.* (Environmental Control)	4,860	82,620
California Pizza Kitchen, Inc.* (Retail)	4,320	79,790
Cantel Medical Corp. (Healthcare-Products)	1,620	43,594
Capella Education Co.* (Commercial Services)	2,700	112,995
Cardtronics, Inc.* (Commercial Services)	5,400	126,630
Carter's, Inc.* (Apparel)	10,800	332,208
Cascade Corp. (Machinery-Diversified)	540	25,688
Cash America International, Inc. (Retail)	5,400	312,498
Cbeyond, Inc.* (Telecommunications)	5,940	78,586
CEC Entertainment, Inc. (Retail)	3,780	151,616
Century Aluminum Co.* (Mining)	3,780	59,157
CEVA, Inc.* (Semiconductors)	4,320	131,587
Chemed Corp. (Commercial Services)	3,780	247,666
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,620	69,385
Cirrus Logic, Inc.* (Semiconductors)	12,420	197,478
Clarcor, Inc. (Miscellaneous Manufacturing)	4,320	204,250
Cognex Corp. (Machinery-Diversified)	4,320	153,058
Cohu, Inc. (Semiconductors)	1,620	21,238
Coinstar, Inc.* (Commercial Services)	5,940	323,967
Colonial Properties Trust (REIT)	5,940	121,176
Community Bank System, Inc. (Banks)	2,700	66,933
CommVault Systems, Inc.* (Software)	8,100	360,045
Computer Programs & Systems, Inc. (Software)	2,160	137,117
comScore, Inc.* (Internet)	4,860	125,874
Consolidated Graphics, Inc.* (Commercial Services)	1,620	89,019

See accompanying notes to the financial statements.

78 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued
	Shares	Value
Contango Oil & Gas Co. (Oil & Gas)	2,160	$126,230
CorVel Corp.* (Commercial Services)	1,080	50,652
Cracker Barrel Old Country Store, Inc. (Retail)	4,320	213,019
Crocs, Inc.* (Apparel)	16,200	417,150
CryoLife, Inc.* (Biotechnology)	2,160	12,096
CSG Systems International, Inc.* (Software)	6,480	119,750
Cubic Corp. (Electronics)	1,620	82,604
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	10,800	388,692
Cyberonics, Inc.* (Healthcare-Products)	4,320	120,744
Cymer, Inc.* (Electronics)	2,160	106,942
Daktronics, Inc. (Electronics)	2,700	29,133
Darling International, Inc.* (Environmental Control)	21,600	382,320
DealerTrack Holdings, Inc.* (Internet)	4,860	111,537
Deltic Timber Corp. (Forest Products & Paper)	1,080	57,985
DG Fastchannel, Inc.* (Media)	4,320	138,456
Diamond Foods, Inc. (Food)	2,700	206,118
DiamondRock Hospitality Co. (REIT)	14,040	150,649
Dime Community Bancshares, Inc. (Savings & Loans)	2,160	31,406
DineEquity, Inc.* (Retail)	2,700	141,129
Diodes, Inc.* (Semiconductors)	6,480	169,128
DTS, Inc.* (Home Furnishings)	3,240	131,382
E.W. Scripps Co.* (Media)	2,160	20,887
Eagle Materials, Inc. (Building Materials)	2,700	75,249
EastGroup Properties, Inc. (REIT)	2,700	114,777
Ebix, Inc.* (Software)	7,020	133,731
eHealth, Inc.* (Insurance)	3,780	50,501
El Paso Electric Co. (Electric)	3,240	104,652
Electro Scientific Industries, Inc.* (Electronics)	1,620	31,266
Emergent Biosolutions, Inc.* (Biotechnology)	2,160	48,708
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	3,780	181,705
Entertainment Properties Trust (REIT)	4,320	201,744
Entropic Communications, Inc.* (Semiconductors)	12,960	115,214
Enzo Biochem, Inc.* (Biotechnology)	5,940	25,245
eResearchTechnology, Inc.* (Internet)	3,780	24,079
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	2,160	79,488
Exar Corp.* (Semiconductors)	4,860	30,764
Exponent, Inc.* (Commercial Services)	2,700	117,477
Extra Space Storage, Inc. (REIT)	9,180	195,809
EZCORP, Inc.—Class A* (Retail)	9,180	326,578
FARO Technologies, Inc.* (Electronics)	1,620	70,956
FEI Co.* (Electronics)	3,240	123,736
First Cash Financial Services, Inc.* (Retail)	5,940	249,421
First Financial Bancorp (Banks)	4,860	81,113
First Financial Bankshares, Inc. (Banks)	2,700	93,015
Forestar Group, Inc.* (Real Estate)	3,780	62,105
Forrester Research, Inc. (Commercial Services)	2,700	88,992
Forward Air Corp. (Transportation)	3,240	109,480
General Communication, Inc.—Class A* (Telecommunications)	4,320	52,142
Genesco, Inc.* (Retail)	2,700	140,670
GeoResources, Inc.* (Oil & Gas)	2,700	60,723
Getty Realty Corp. (REIT)	3,240	81,745
Greatbatch, Inc.* (Electrical Components & Equipment)	2,700	72,414
Gulfport Energy Corp.* (Oil & Gas)	7,020	208,424
Haemonetics Corp.* (Healthcare-Products)	4,860	312,838
Harmonic, Inc.* (Telecommunications)	8,100	58,563
Hawkins, Inc. (Chemicals)	1,620	58,676
Haynes International, Inc. (Metal Fabricate/Hardware)	540	33,442

Common Stocks, continued
	Shares	Value
Healthcare Realty Trust, Inc. (REIT)	4,860	$100,262
Healthcare Services Group, Inc. (Commercial Services)	12,420	201,825
HealthSpring, Inc.* (Healthcare-Services)	12,420	572,934
Heartland Express, Inc. (Transportation)	3,780	62,597
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	1,620	46,867
Hibbett Sports, Inc.* (Retail)	4,860	197,851
Hillenbrand, Inc. (Commercial Services)	5,400	127,710
Hittite Microwave Corp.* (Semiconductors)	4,860	300,882
HMS Holdings Corp.* (Commercial Services)	5,400	415,098
Home Properties, Inc. (REIT)	4,320	263,002
HSN, Inc.* (Retail)	7,020	231,098
Hub Group, Inc.—Class A* (Transportation)	2,700	101,682
Iconix Brand Group, Inc.* (Apparel)	13,500	326,700
ICU Medical, Inc.* (Healthcare-Products)	1,080	47,196
iGATE Corp. (Computers)	5,400	88,128
II-VI, Inc.* (Electronics)	9,720	248,832
Inland Real Estate Corp. (REIT)	4,860	42,914
Insperity, Inc. (Commercial Services)	2,160	63,958
Integra LifeSciences Holdings* (Biotechnology)	3,780	180,722
Integral Systems, Inc.* (Computers)	1,620	19,715
Inter Parfums, Inc. (Cosmetics/Personal Care)	2,700	62,181
Interactive Intelligence, Inc.* (Software)	2,700	94,635
Interface, Inc.—Class A (Office Furnishings)	6,480	125,518
Interval Leisure Group, Inc.* (Leisure Time)	7,560	103,496
Intevac, Inc.* (Machinery-Diversified)	1,620	16,540
ION Geophysical Corp.* (Oil & Gas Services)	14,040	132,818
IPC The Hospitalist Co.* (Healthcare-Services)	3,240	150,174
J & J Snack Foods Corp. (Food)	1,620	80,757
j2 Global Communications, Inc.* (Internet)	8,640	243,907
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	2,160	39,766
JDA Software Group, Inc.* (Software)	7,560	233,528
John Bean Technologies Corp. (Miscellaneous Manufacturing)	2,700	52,164
Jos. A. Bank Clothiers, Inc.* (Retail)	4,860	243,049
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	7,020	116,321
Kaydon Corp. (Metal Fabricate/Hardware)	2,160	80,611
Kensey Nash Corp.* (Healthcare-Products)	1,620	40,873
Kid Brands, Inc.* (Household Products/Wares)	3,780	19,505
Kilroy Realty Corp. (REIT)	4,860	191,921
Kirkland's, Inc.* (Retail)	2,700	32,454
Knight Transportation, Inc. (Transportation)	5,400	91,746
Kopin Corp.* (Semiconductors)	11,880	55,955
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,620	61,447
Kraton Performance Polymers, Inc.* (Chemicals)	2,160	84,607
Kulicke & Soffa Industries, Inc.* (Semiconductors)	13,500	150,390
Landauer, Inc. (Commercial Services)	1,620	99,776
LaSalle Hotel Properties (REIT)	5,940	156,460
LCA-Vision, Inc.* (Healthcare-Products)	1,080	5,162
Lexington Realty Trust (REIT)	9,720	88,744
LHC Group, Inc.* (Healthcare-Services)	2,160	49,810
Lincoln Educational Services Corp. (Commercial Services)	2,700	46,305
Lindsay Manufacturing Co. (Machinery-Diversified)	2,160	148,608
Liquidity Services, Inc.* (Internet)	3,240	76,496
Littelfuse, Inc. (Electrical Components & Equipment)	4,320	253,670
LivePerson, Inc.* (Computers)	8,640	122,170
Liz Claiborne, Inc.* (Apparel)	5,940	31,779
LogMeIn, Inc.* (Telecommunications)	1,620	62,483
LoJack Corp.* (Electronics)	1,080	4,709

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 79

Common Stocks, continued
	Shares	Value
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,620	$69,530
LTC Properties, Inc. (REIT)	2,700	75,114
Lufkin Industries, Inc. (Oil & Gas Services)	3,240	278,802
Lumber Liquidators Holdings, Inc.* (Retail)	4,320	109,728
Magellan Health Services, Inc.* (Healthcare-Services)	3,780	206,917
Maidenform Brands, Inc.* (Apparel)	4,320	119,491
Manhattan Associates, Inc.* (Computers)	3,780	130,183
Materion Corp.* (Mining)	2,700	99,819
MAXIMUS, Inc. (Commercial Services)	3,240	268,045
Meadowbrook Insurance Group, Inc. (Insurance)	3,240	32,108
Medical Properties Trust, Inc. (REIT)	12,960	149,040
Medifast, Inc.* (Commercial Services)	2,700	64,071
Mercury Computer Systems, Inc.* (Computers)	5,400	100,872
Meridian Bioscience, Inc. (Healthcare-Products)	4,320	104,155
Merit Medical Systems, Inc.* (Healthcare-Products)	3,780	67,927
Micrel, Inc. (Semiconductors)	9,180	97,124
Microsemi Corp.* (Semiconductors)	7,560	154,980
MicroStrategy, Inc.—Class A* (Software)	1,620	263,542
Mid-America Apartment Communities, Inc. (REIT)	3,780	255,037
MKS Instruments, Inc. (Semiconductors)	3,780	99,868
Mobile Mini, Inc.* (Storage/Warehousing)	4,320	91,541
Monarch Casino & Resort, Inc.* (Lodging)	540	5,638
Monolithic Power Systems, Inc.* (Semiconductors)	6,480	99,922
Monotype Imaging Holdings, Inc.* (Software)	3,780	53,411
Monro Muffler Brake, Inc. (Commercial Services)	5,400	201,366
MTS Systems Corp. (Computers)	1,620	67,765
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	2,160	174,463
Nanometrics, Inc.* (Semiconductors)	3,240	61,528
National Financial Partners* (Diversified Financial Services)	3,780	43,621
National Penn Bancshares, Inc. (Banks)	7,020	55,669
National Presto Industries, Inc. (Housewares)	1,080	109,609
National Retail Properties, Inc. (REIT)	9,720	238,237
Natus Medical, Inc.* (Healthcare-Products)	3,240	49,086
NCI Building Systems, Inc.* (Building Materials)	540	6,151
NCI, Inc.—Class A* (Computers)	1,080	24,538
Neogen Corp.* (Pharmaceuticals)	4,320	195,307
NETGEAR, Inc.* (Telecommunications)	6,480	283,305
NetScout Systems, Inc.* (Computers)	6,480	135,367
Network Equipment Technologies, Inc.* (Telecommunications)	2,700	5,940
Neutral Tandem, Inc.* (Telecommunications)	6,480	112,882
Newport Corp.* (Electronics)	3,780	68,683
Nolan Co.* (Media)	5,400	45,738
Northwest Natural Gas Co. (Gas)	1,620	73,111
Novatel Wireless, Inc.* (Telecommunications)	5,940	32,551
NTELOS Holdings Corp. (Telecommunications)	3,240	66,161
Nutrisystem, Inc. (Commercial Services)	2,160	30,370
NuVasive, Inc.* (Healthcare-Products)	7,560	248,573
Old Dominion Freight Line, Inc.* (Transportation)	4,320	161,136
OM Group, Inc.* (Chemicals)	3,240	131,674
Omnicell, Inc.* (Software)	3,240	50,512
Oplink Communications, Inc.* (Telecommunications)	3,780	70,421
optionsXpress Holdings, Inc. (Diversified Financial Services)	7,560	126,101

Common Stocks, continued
	Shares	Value
Orbital Sciences Corp.* (Aerospace/Defense)	5,940	$100,089
Orion Marine Group, Inc.* (Engineering & Construction)	4,860	45,733
OSI Systems, Inc.* (Electronics)	3,240	139,320
Oxford Industries, Inc. (Apparel)	1,620	54,691
OYO Geospace Corp.* (Oil & Gas Services)	540	54,000
P.F. Chang's China Bistro, Inc. (Retail)	4,320	173,837
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,080	12,182
Papa John's International, Inc.* (Retail)	2,160	71,842
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	6,480	213,710
PAREXEL International Corp.* (Commercial Services)	10,800	254,448
Park Electrochemical Corp. (Electronics)	1,080	30,186
Peet's Coffee & Tea, Inc.* (Beverages)	2,160	124,632
Pennsylvania REIT (REIT)	4,860	76,302
Perficient, Inc.* (Internet)	5,400	55,404
Pericom Semiconductor Corp.* (Semiconductors)	2,700	24,138
Perry Ellis International, Inc.* (Apparel)	1,080	27,270
PetMed Express, Inc. (Pharmaceuticals)	3,780	44,793
Petroleum Development* (Oil & Gas)	1,620	48,454
PetroQuest Energy, Inc.* (Oil & Gas)	4,320	30,326
Piedmont Natural Gas Co., Inc. (Gas)	4,860	147,064
Pinnacle Entertainment, Inc.* (Entertainment)	4,860	72,414
Plexus Corp.* (Electronics)	3,780	131,582
PolyOne Corp. (Chemicals)	10,260	158,722
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	3,240	274,719
Post Properties, Inc. (REIT)	4,320	176,083
Power Integrations, Inc. (Semiconductors)	5,400	207,522
Prestige Brands Holdings, Inc.* (Healthcare-Products)	3,780	48,535
Progress Software Corp.* (Software)	12,420	299,694
Provident Financial Services, Inc. (Savings & Loans)	3,240	46,397
PS Business Parks, Inc. (REIT)	1,620	89,262
PSS World Medical, Inc.* (Healthcare-Products)	5,400	151,254
Pulse Electronics Corp. (Electronics)	2,700	11,934
Quaker Chemical Corp. (Chemicals)	2,160	92,902
Quality Systems, Inc. (Software)	3,780	329,994
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	11,340	273,294
Radiant Systems, Inc.* (Computers)	6,480	135,432
RadiSys Corp.* (Computers)	1,620	11,810
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	13,500	765,585
RightNow Technologies, Inc.* (Software)	4,320	139,968
Robbins & Myers, Inc. (Machinery-Diversified)	3,240	171,234
Rofin-Sinar Technologies, Inc.* (Electronics)	2,160	73,764
Rogers Corp.* (Electronics)	1,080	49,896
RTI International Metals, Inc.* (Mining)	2,160	82,879
Rudolph Technologies, Inc.* (Semiconductors)	2,160	23,134
Rue21, Inc.* (Retail)	1,620	52,650
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	10,800	430,164
Saul Centers, Inc. (REIT)	1,080	42,520
Savient Pharmaceuticals, Inc.* (Biotechnology)	8,100	60,669
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	3,240	181,926
SEACOR SMIT, Inc. (Oil & Gas Services)	2,700	269,892
Select Comfort Corp.* (Retail)	7,560	135,929
Shuffle Master, Inc.* (Entertainment)	5,400	50,517
Sigma Designs, Inc.* (Semiconductors)	3,240	24,754
Signature Bank* (Banks)	7,560	432,432

See accompanying notes to the financial statements.

80 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued
	Shares	Value
Skyline Corp. (Home Builders)	540	$9,450
Smith Corp. (Miscellaneous Manufacturing)	3,780	159,894
Smith Micro Software, Inc.* (Software)	5,940	25,007
Snyders-Lance, Inc. (Food)	4,320	93,442
Sonic Corp.* (Retail)	4,320	45,922
Sourcefire, Inc.* (Internet)	5,400	160,488
South Jersey Industries, Inc. (Gas)	2,160	117,310
Sovran Self Storage, Inc. (REIT)	2,160	88,560
Stamps.com, Inc. (Internet)	2,160	28,814
Standard Microsystems Corp.* (Semiconductors)	1,620	43,724
Steven Madden, Ltd.* (Apparel)	6,480	243,065
Stifel Financial Corp.* (Diversified Financial Services)	9,720	348,559
Stone Energy Corp.* (Oil & Gas)	5,400	164,106
STR Holdings, Inc.* (Miscellaneous Manufacturing)	3,240	48,341
Stratasys, Inc.* (Computers)	3,780	127,386
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	3,240	71,118
Super Micro Computer, Inc.* (Computers)	2,700	43,443
Superior Industries International, Inc. (Auto Parts & Equipment)	1,620	35,818
Supertex, Inc.* (Semiconductors)	1,080	24,192
SurModics, Inc.* (Healthcare-Products)	1,620	17,982
Swift Energy Co.* (Oil & Gas)	2,700	100,629
Sykes Enterprises, Inc.* (Computers)	3,780	81,383
Symmetricom, Inc.* (Telecommunications)	3,780	22,037
Synaptics, Inc.* (Computers)	6,480	166,795
Synchronoss Technologies, Inc.* (Software)	4,860	154,208
Take-Two Interactive Software, Inc.* (Software)	7,020	107,266
Taleo Corp.—Class A* (Software)	7,560	279,947
Tanger Factory Outlet Centers, Inc. (REIT)	15,120	404,762
TeleTech Holdings, Inc.* (Commercial Services)	3,240	68,299
Tessera Technologies, Inc.* (Semiconductors)	5,400	92,556
Tetra Tech, Inc.* (Environmental Control)	6,480	145,800
Texas Roadhouse, Inc.—Class A (Retail)	10,800	189,378
The Andersons, Inc. (Agriculture)	1,620	68,445
The Buckle, Inc. (Retail)	4,860	207,522
The Cato Corp.—Class A (Retail)	3,240	93,312
The Children's Place Retail Stores, Inc.* (Retail)	2,160	96,098
The Ensign Group, Inc. (Healthcare-Services)	2,160	65,642
The Finish Line, Inc.—Class A (Retail)	6,480	138,672
The Hain Celestial Group, Inc.* (Food)	3,240	108,086
The Medicines Co.* (Pharmaceuticals)	5,940	98,069
The Men's Wearhouse, Inc. (Retail)	5,400	181,980
Tompkins Financial Corp. (Banks)	540	21,190
Toro Co. (Housewares)	3,240	196,020
Tower Group, Inc. (Insurance)	4,320	102,902
TreeHouse Foods, Inc.* (Food)	6,480	353,873
TriQuint Semiconductor, Inc.* (Semiconductors)	30,240	308,145
True Religion Apparel, Inc.* (Apparel)	4,860	141,329
TrueBlue, Inc.* (Commercial Services)	3,240	46,915
TTM Technologies, Inc.* (Electronics)	8,100	129,762
Tyler Technologies, Inc.* (Computers)	4,860	130,151
Ultratech Stepper, Inc.* (Semiconductors)	2,160	65,621
UMB Financial Corp. (Banks)	2,160	90,461
UniFirst Corp. (Textiles)	1,620	91,028
United Natural Foods, Inc.* (Food)	5,400	230,418
Universal Electronics, Inc.* (Home Furnishings)	2,700	68,202
Universal Health Realty Income Trust (REIT)	1,080	43,178
Universal Technical Institute, Inc. (Commercial Services)	3,780	74,731
Urstadt Biddle Properties—Class A (REIT)	2,160	39,118

Common Stocks, continued
	Shares	Value
USA Mobility, Inc. (Telecommunications)	1,620	$24,721
Veeco Instruments, Inc.* (Semiconductors)	7,560	365,979
ViaSat, Inc.* (Telecommunications)	7,560	327,121
Vicor Corp. (Electrical Components & Equipment)	3,780	61,123
ViroPharma, Inc.* (Pharmaceuticals)	14,040	259,740
Vitamin Shoppe, Inc.* (Retail)	1,620	74,131
Volterra Semiconductor Corp.* (Semiconductors)	4,320	106,531
WD-40 Co. (Household Products/Wares)	1,620	63,245
Websense, Inc.* (Internet)	7,560	196,333
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,700	118,152
Wolverine World Wide, Inc. (Apparel)	5,400	225,450
World Acceptance Corp.* (Diversified Financial Services)	2,700	177,039
Wright Express Corp.* (Commercial Services)	7,020	365,531
XO Group, Inc.* (Internet)	2,700	26,865
Zoll Medical Corp.* (Healthcare-Products)	3,780	214,175
Zumiez, Inc.* (Retail)	3,780	94,387
TOTAL COMMON STOCKS (Cost $33,402,792)		45,979,917
Repurchase Agreements(a)(NM)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $21,000	$21,000	$21,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,000)		21,000
TOTAL INVESTMENT SECURITIES (Cost $33,423,792)—99.4%		46,000,917
Net other assets (liabilities)—0.6%		280,593
NET ASSETS—100.0%		$46,281,510

*  Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 81

ProFund VP Small-Cap Growth invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Aerospace/Defense	$138,267	0.3%
Agriculture	68,445	0.2%
Airlines	133,650	0.3%
Apparel	1,919,133	4.2%
Auto Parts & Equipment	35,818	0.1%
Banks	925,150	2.0%
Beverages	269,784	0.6%
Biotechnology	1,143,650	2.5%
Building Materials	128,574	0.3%
Chemicals	888,462	1.9%
Commercial Services	3,830,922	8.3%
Computers	1,385,138	3.0%
Cosmetics/Personal Care	62,181	0.1%
Distribution/Wholesale	174,463	0.4%
Diversified Financial Services	985,721	2.1%
Electric	104,652	0.2%
Electrical Components & Equipment	558,911	1.2%
Electronics	1,579,626	3.4%
Engineering & Construction	45,733	0.1%
Entertainment	122,931	0.3%
Environmental Control	672,883	1.5%
Food	1,270,172	2.7%
Forest Products & Paper	560,201	1.2%
Gas	337,485	0.7%
Healthcare-Products	2,015,636	4.4%
Healthcare-Services	1,722,129	3.7%
Home Builders	9,450	NM
Home Furnishings	199,584	0.4%
Household Products/Wares	82,750	0.2%
Housewares	305,629	0.7%
Insurance	185,511	0.4%
	Value	% of Net Assets
Internet	$1,345,609	2.9%
Leisure Time	268,736	0.6%
Lodging	5,638	NM
Machinery-Diversified	515,128	1.1%
Media	205,081	0.4%
Metal Fabricate/Hardware	183,438	0.4%
Mining	324,281	0.7%
Miscellaneous Manufacturing	1,002,133	2.2%
Office Furnishings	125,518	0.3%
Oil & Gas	738,892	1.6%
Oil & Gas Services	786,493	1.7%
Pharmaceuticals	1,950,636	4.2%
REIT	3,692,424	8.0%
Real Estate	62,105	0.1%
Retail	4,647,832	10.0%
Savings & Loans	77,803	0.2%
Semiconductors	3,016,483	6.5%
Software	3,167,008	6.8%
Storage/Warehousing	91,541	0.2%
Telecommunications	1,196,913	2.6%
Textiles	91,028	0.2%
Toys/Games/Hobbies	39,766	0.1%
Transportation	526,641	1.1%
Water	56,149	0.1%
Other**	301,593	0.6%
Total	$46,281,510	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

82 :: ProFund VP Small-Cap Growth :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$33,423,792
Securities, at value	45,979,917
Repurchase agreements, at value	21,000
Total Investment Securities, at value	46,000,917
Cash	82,704
Dividends receivable	27,853
Receivable for capital shares issued	387,018
Receivable for investments sold	107,696
Prepaid expenses	477
TOTAL ASSETS	46,606,665
LIABILITIES:
Payable for investments purchased	243,418
Payable for capital shares redeemed	336
Advisory fees payable	19,560
Management services fees payable	2,608
Administration fees payable	1,341
Administrative services fees payable	12,284
Distribution fees payable	10,642
Trustee fees payable	4
Transfer agency fees payable	4,773
Fund accounting fees payable	2,860
Compliance services fees payable	421
Other accrued expenses	26,908
TOTAL LIABILITIES	325,155
NET ASSETS	$46,281,510
NET ASSETS CONSIST OF:
Capital	$37,225,039
Accumulated net investment income (loss)	(238,046)
Accumulated net realized gains (losses) on investments	(3,282,608)
Net unrealized appreciation (depreciation) on investments	12,577,125
NET ASSETS	$46,281,510
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,464,725
Net Asset Value (offering and redemption price per share)	$31.60

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$185,470
Interest	21
TOTAL INVESTMENT INCOME	185,491
EXPENSES:
Advisory fees	189,079
Management services fees	25,210
Administration fees	9,592
Transfer agency fees	13,712
Administrative services fees	83,609
Distribution fees	63,026
Custody fees	21,295
Fund accounting fees	19,485
Trustee fees	363
Compliance services fees	246
Other fees	26,870
Total Gross Expenses before reductions	452,487
Less Expenses reduced by the Advisor	(28,950)
TOTAL NET EXPENSES	423,537
NET INVESTMENT INCOME (LOSS)	(238,046)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,764,729
Change in net unrealized appreciation/depreciation on investments	1,181,842
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,946,571
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,708,525

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 83

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(238,046)	$(169,627)
Net realized gains (losses) on investments	2,764,729	3,685,808
Change in net unrealized appreciation/depreciation on investments	1,181,842	1,390,688
Change in net assets resulting from operations	3,708,525	4,906,869
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(90,289)	—
Change in net assets resulting from distributions	(90,289)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	68,194,690	128,054,845 (a)
Dividends reinvested	90,289	—
Value of shares redeemed	(84,982,049)	(113,811,943)
Change in net assets resulting from capital transactions	(16,697,070)	14,242,902
Change in net assets	(13,078,834)	19,149,771
NET ASSETS:
Beginning of period	59,360,344	40,210,573
End of period	$46,281,510	$59,360,344
Accumulated net investment income (loss)	$(238,046)	$—
SHARE TRANSACTIONS:
Issued	2,216,117	5,132,324
Reinvested	2,955	—
Redeemed	(2,823,231)	(4,825,397)
Change in shares	(604,159)	306,927

(a)  Amount includes $35,816 related to a voluntary capital contribution from the Advisor due to corrections of investment transactions.

See accompanying notes to the financial statements.

84 :: ProFund VP Small-Cap Growth :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$28.69		$22.82		$18.53	$28.38	$32.53	$38.80
Investment Activities:
Net investment income (loss)(a)	(0.14)		(0.13)		(0.20)	(0.26)	(0.42)	(0.51)
Net realized and unrealized gains (losses) on investments	3.11		5.97		5.03	(9.31)	1.93	3.31
Total income (loss) from investment activities	2.97		5.84		4.83	(9.57)	1.51	2.80
Capital Transactions:	—		0.03	(c)	—	—	—	—
Distributions to Shareholders From:
Net realized gains on investments	(0.06)		—		(0.54)	(0.28)	(5.66)	(9.07)
Net Asset Value, End of Period	$31.60		$28.69		$22.82	$18.53	$28.38	$32.53
Total Return	10.36	%(b)	25.72	%(c)	26.17%	(34.03)%	4.06%	8.65%
Ratios to Average Net Assets:
Gross expenses(d)	1.79%		1.87%		1.91%	1.84%	1.73%	1.79%
Net expenses(d)	1.68%		1.68%		1.67%	1.63%	1.67%	1.77%
Net investment income (loss)(d)	(0.94)%		(0.51)%		(1.06)%	(1.05)%	(1.26)%	(1.31)%
Supplemental Data:
Net assets, end of period (000's)	$46,282		$59,360		$40,211	$25,418	$39,499	$81,479
Portfolio turnover rate(e)	126	%(b)	351%		308%	398%	454%	472%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.14% to the total return. Without this contribution, the net asset value and the total return would be lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Small-Cap Growth :: 85

Investment Objective: The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
BHP Billiton, Ltd.	7.4%
Melco Crown Entertainment, Ltd.	5.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.3%
China Unicom, Ltd.	5.2%
POSCO	5.1%

ProFunds Asia 30 Index – Composition

Industry Breakdown	% of Index
Communications	24%
Basic Materials	15%
Energy	15%
Technology	12%
Financial	12%
Industrial	9%
Consumer Cyclical	8%
Consumer Non-Cyclical	5%
Country Breakdown
China	45%
India	17%
Hong Kong	14%
South Korea	10%
Australia	7%
Taiwan	7%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.7%)
	Shares	Value
AU Optronics Corp.ADR* (Electronics)	223,440	$1,537,267
Baidu, Inc.ADR* (Internet)	19,095	2,675,782
BHP Billiton, Ltd.ADR (Mining)	60,420	5,717,545
China Life Insurance Co., Ltd.ADR (Insurance)	67,830	3,516,307
China Mobile, Ltd.ADR (Telecommunications)	57,000	2,666,460
China Unicom, Ltd.ADR (Telecommunications)	199,785	4,049,642
CNOOC, Ltd.ADR (Oil & Gas)	15,105	3,563,723
Ctrip.com International, Ltd.ADR* (Internet)	45,600	1,964,448
Focus Media Holding, Ltd.ADR* (Advertising)	83,220	2,588,142
Hanwha SolarOne Co., Ltd.ADR* (Semiconductors)	217,455	1,387,363
HDFC Bank, Ltd.ADR (Banks)	15,105	2,664,371
ICICI Bank, Ltd.ADR (Banks)	55,860	2,753,898
Infosys Technologies, Ltd. (Software)	45,885	2,993,078
JA Solar Holdings Co., Ltd.ADR* (Energy- Alternate Sources)	243,105	1,349,233
LDK Solar Co., Ltd.ADR* (Energy-Alternate Sources)	165,585	1,215,394
LG. Philips LCD Co., Ltd.ADR (Electronics)	135,375	1,902,019
Melco Crown Entertainment, Ltd.ADR* (Lodging)	322,620	4,119,857
Mindray Medical International, Ltd.ADR (Healthcare-Products)	74,100	2,078,505
Netease.com, Inc.ADR* (Internet)	51,015	2,300,266
New Oriental Education & Technology Group, Inc.ADR* (Commercial Services)	18,810	2,101,453
PetroChina Co., Ltd.ADR (Oil & Gas)	26,220	3,828,907
POSCOADR (Iron/Steel)	36,195	3,931,501
Renesola, Ltd.ADR* (Semiconductors)	192,945	1,007,173
SK Telecom Co., Ltd.ADR (Telecommunications)	107,730	2,014,551
Sterlite Industries (India), Ltd.ADR* (Mining)	147,345	2,217,542
Suntech Power Holdings Co., Ltd.ADR* (Energy-Alternate Sources)	229,425	1,805,575

Common Stocks, continued
	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	324,330	$4,089,801
Tata Motors, Ltd.ADR (Auto Manufacturers)	77,235	1,738,560
Trina Solar, Ltd.ADR* (Energy-Alternate Sources)	81,225	1,821,064
Yingli Green Energy Holding Co., Ltd.ADR* (Energy-Alternate Sources)	180,975	1,666,781
TOTAL COMMON STOCKS (Cost $45,084,219)		77,266,208
Repurchase Agreements(a) (0.2%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $144,000	$144,000	$144,000
TOTAL REPURCHASE AGREEMENTS (Cost $144,000)		144,000
TOTAL INVESTMENT SECURITIES (Cost $45,228,219)—99.9%		77,410,208
Net other assets (liabilities)—0.1%		61,236
NET ASSETS—100.0%		$77,471,444

*  Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR  American Depositary Receipt

See accompanying notes to the financial statements.

86 :: ProFund VP Asia 30 :: Financial Statements

ProFund VP Asia 30 invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Advertising	$2,588,142	3.3%
Auto Manufacturers	1,738,560	2.3%
Banks	5,418,269	7.0%
Commercial Services	2,101,453	2.7%
Electronics	3,439,286	4.4%
Energy-Alternate Sources	7,858,046	10.1%
Healthcare-Products	2,078,505	2.7%
Insurance	3,516,307	4.5%
Internet	6,940,496	9.0%
Iron/Steel	3,931,501	5.1%
Lodging	4,119,857	5.3%
Mining	7,935,087	10.2%
Oil & Gas	7,392,630	9.5%
Semiconductors	6,484,337	8.4%
Software	2,993,078	3.9%
Telecommunications	8,730,654	11.3%
Other**	205,236	0.3%
Total	$77,471,444	100.0%
ProFund VP Asia 30 invested in securities with exposure to the following countries as of June 30, 2011:

	Value	% of Net Assets
Australia	$5,717,545	7.4%
China	35,426,250	45.6%
Hong Kong	10,279,825	13.2%
India	12,367,449	16.0%
South Korea	7,848,071	10.2%
Taiwan	5,627,068	7.3%
Other**	205,236	0.3%
Total	$77,471,444	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Asia 30 :: 87

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$45,228,219
Securities, at value	77,266,208
Repurchase agreements, at value	144,000
Total Investment Securities, at value	77,410,208
Cash	566
Dividends receivable	358,455
Receivable for capital shares issued	168,088
Prepaid expenses	927
TOTAL ASSETS	77,938,244
LIABILITIES:
Payable for investments purchased	271,142
Payable for capital shares redeemed	57,036
Advisory fees payable	42,520
Management services fees payable	5,669
Administration fees payable	2,490
Administrative services fees payable	26,390
Distribution fees payable	29,476
Trustee fees payable	7
Transfer agency fees payable	7,906
Fund accounting fees payable	5,310
Compliance services fees payable	778
Other accrued expenses	18,076
TOTAL LIABILITIES	466,800
NET ASSETS	$77,471,444
NET ASSETS CONSIST OF:
Capital	$53,518,428
Accumulated net investment income (loss)	(129,166)
Accumulated net realized gains (losses) on investments	(8,099,807)
Net unrealized appreciation (depreciation) on investments	32,181,989
NET ASSETS	$77,471,444
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,328,358
Net Asset Value (offering and redemption price per share)	$58.32

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$665,575
Interest	37
Foreign tax withholding	(93,476)
TOTAL INVESTMENT INCOME	572,136
EXPENSES:
Advisory fees	313,081
Management services fees	41,744
Administration fees	15,747
Transfer agency fees	22,497
Administrative services fees	115,206
Distribution fees	104,360
Custody fees	1,944
Fund accounting fees	30,299
Trustee fees	586
Compliance services fees	414
Other fees	48,675
Recoupment of prior expenses reduced by the Advisor	6,699
TOTAL NET EXPENSES	701,302
NET INVESTMENT INCOME (LOSS)	(129,166)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,904,968
Change in net unrealized appreciation/depreciation on investments	(2,217,292)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	687,676
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$558,510

See accompanying notes to the financial statements.

88 :: ProFund VP Asia 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(129,166)	$26,280
Net realized gains (losses) on investments	2,904,968	17,742,326
Change in net unrealized appreciation/depreciation on investments	(2,217,292)	(12,227,584)
Change in net assets resulting from operations	558,510	5,541,022
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(26,280)	(72,405)
Net realized gains on investments	(4,423,387)	—
Change in net assets resulting from distributions	(4,449,667)	(72,405)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	29,336,376	151,009,723
Dividends reinvested	4,449,667	72,405
Value of shares redeemed	(51,747,166)	(174,074,537)
Change in net assets resulting from capital transactions	(17,961,123)	(22,992,409)
Change in net assets	(21,852,280)	(17,523,792)
NET ASSETS:
Beginning of period	99,323,724	116,847,516
End of period	$77,471,444	$99,323,724
Accumulated net investment income (loss)	$(129,166)	$26,280
SHARE TRANSACTIONS:
Issued	481,131	2,648,281
Reinvested	74,397	1,351
Redeemed	(852,124)	(3,200,589)
Change in shares	(296,596)	(550,957)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Asia 30 :: 89

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$61.12		$53.70	$39.35	$90.97	$61.61	$44.47
Investment Activities:
Net investment income (loss)(a)	(0.09)		0.02	0.04	0.52	0.32	0.07
Net realized and unrealized gains (losses) on investments	0.73		7.44	21.02	(44.39)	29.10	17.34
Total income (loss) from investment activities	0.64		7.46	21.06	(43.87)	29.42	17.41
Distributions to Shareholders From:
Net investment income	(0.02)		(0.04)	(0.47)	(0.58)	(0.06)	(0.27)
Net realized gains on investments	(3.42)		—	(6.24)	(7.17)	—	—
Total distributions	(3.44)		(0.04)	(6.71)	(7.75)	(0.06)	(0.27)
Net Asset Value, End of Period	$58.32		$61.12	$53.70	$39.35	$90.97	$61.61
Total Return	0.92	%(b)	13.91%	54.20%	(50.82)%	47.74%	39.29%
Ratios to Average Net Assets:
Gross expenses(c)	1.77%		1.74%	1.78%	1.69%	1.65%	1.71%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.60%	1.68	%(d)
Net investment income (loss)(c)	(0.31)%		0.03%	0.08%	0.76%	0.42%	0.13%
Supplemental Data:
Net assets, end of period (000's)	$77,471		$99,324	$116,848	$57,071	$257,274	$182,177
Portfolio turnover rate(e)	17	%(b)	158%	191%	177%	214%	161%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.66% for the year ended December 31, 2006.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

90 :: ProFund VP Asia 30 :: Financial Highlights

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Futures Contracts	1%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
BHP Billiton PLC	5.6%
HSBC Holdings PLC	5.1%
Rio Tinto PLC	4.9%
Siemens AG	4.7%
Royal Dutch Shell PLC—Class A	4.3%

ProFunds Europe 30 Index – Composition

Industry Breakdown	% of Index
Energy	19%
Consumer Non-Cyclical	19%
Communications	17%
Basic Materials	14%
Financial	12%
Technology	10%
Industrial	9%
Country Breakdown
United Kingdom	40%
Netherlands	12%
France	11%
Germany	9%
Spain	8%
Luxembourg	6%
Sweden	4%
Belgium	3%
Norway	3%
Other	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.4%)
	Shares	Value
Alcatel-LucentADR* (Telecommunications)	322,587	$1,861,327
Anheuser-Busch InBev N.V.ADR (Beverages)	21,604	1,253,248
ArcelorMittalNYS (Iron/Steel)	39,771	1,382,440
ARM Holdings PLCADR (Semiconductors)	55,974	1,591,341
ASML Holding N.V.NYS (Semiconductors)	31,424	1,161,431
AstraZeneca PLCADR (Pharmaceuticals)	23,077	1,155,465
Banco Santander S.A.ADR (Banks)	148,282	1,706,726
Barclays PLCADR (Banks)	76,105	1,250,405
BHP Billiton PLCADR (Mining)	32,897	2,580,112
BP PLCADR (Oil & Gas)	36,825	1,630,979
Diageo PLCADR (Beverages)	13,748	1,125,549
Eni SpAADR (Oil & Gas)	18,658	887,188
Ensco PLCADR (Oil & Gas)	19,640	1,046,812
GlaxoSmithKline PLCADR (Pharmaceuticals)	28,478	1,221,706
HSBC Holdings PLCADR (Banks)	46,645	2,314,525
Koninklijke Phillips Electronics N.V.NYS (Electronics)	37,807	970,884
Nokia, Corp.ADR (Telecommunications)	119,313	765,989
Rio Tinto PLCADR (Mining)	30,933	2,237,075
Royal Dutch Shell PLC—Class AADR (Oil & Gas)	27,496	1,955,790
Sanofi-AventisADR (Pharmaceuticals)	33,388	1,341,196
SAP AGADR (Software)	28,478	1,727,191
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	11,293	1,063,914
Siemens AGADR (Miscellaneous Manufacturing)	15,712	2,160,871
Statoil ASAADR (Oil & Gas)	49,591	1,262,091
Telefonaktiebolaget LM EricssonADR (Telecommunications)	114,894	1,652,176
Telefonica S.A.ADR (Telecommunications)	75,123	1,839,762
Tenaris S.A.ADR (Iron/Steel)	26,023	1,190,032
Total S.A.ADR (Oil & Gas)	29,460	1,703,966
Unilever N.V.NYS (Food)	36,825	1,209,701
Vodafone Group PLCADR (Telecommunications)	67,758	1,810,494
TOTAL COMMON STOCKS (Cost $32,389,970)		45,060,386

Repurchase Agreements(a) (1.3%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $579,000	$579,000	$579,000
TOTAL INVESTMENT SECURITIES (Cost $32,968,970)—99.7%		45,639,386
Net other assets (liabilities)—0.3%		121,110
NET ASSETS—100.0%		$45,760,496

*  Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR  American Depositary Receipt

NYS  New York Shares

Futures Contracts Purchased
	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 9/19/11 (Underlying notional amount at value $657,625)	10	$16,600

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Europe 30 :: 91

ProFund VP Europe 30 invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Banks	$5,271,656	11.5%
Beverages	2,378,797	5.2%
Electronics	970,884	2.1%
Food	1,209,701	2.6%
Iron/Steel	2,572,472	5.6%
Mining	4,817,187	10.5%
Miscellaneous Manufacturing	2,160,871	4.7%
Oil & Gas	8,486,826	18.6%
Pharmaceuticals	4,782,281	10.5%
Semiconductors	2,752,772	6.0%
Software	1,727,191	3.8%
Telecommunications	7,929,748	17.3%
Other**	700,110	1.6%
Total	$45,760,496	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of June 30, 2011:

	Value	% of Net Assets
Belgium	$1,253,248	2.7%
Finland	765,989	1.7%
France	4,906,489	10.7%
Germany	3,888,062	8.5%
Ireland	1,063,914	2.3%
Italy	887,188	1.9%
Luxembourg	2,572,472	5.6%
Netherlands	5,297,806	11.5%
Norway	1,262,091	2.8%
Spain	3,546,488	7.7%
Sweden	1,652,176	3.6%
United Kingdom	17,964,463	39.4%
Other**	700,110	1.6%
Total	$45,760,496	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

92 :: ProFund VP Europe 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$32,968,970
Securities, at value	45,060,386
Repurchase agreements, at value	579,000
Total Investment Securities, at value	45,639,386
Cash	11,079
Segregated cash balances with brokers	49,475
Dividends receivable	117,017
Receivable for capital shares issued	972,186
Variation margin on futures contracts	6,000
Prepaid expenses	578
TOTAL ASSETS	46,795,721
LIABILITIES:
Payable for investments purchased	917,837
Payable for capital shares redeemed	9,378
Advisory fees payable	25,671
Management services fees payable	3,423
Administration fees payable	1,461
Administrative services fees payable	17,484
Distribution fees payable	17,119
Trustee fees payable	4
Transfer agency fees payable	5,108
Fund accounting fees payable	3,115
Compliance services fees payable	448
Other accrued expenses	34,177
TOTAL LIABILITIES	1,035,225
NET ASSETS	$45,760,496
NET ASSETS CONSIST OF:
Capital	$55,195,337
Accumulated net investment income (loss)	646,585
Accumulated net realized gains (losses) on investments	(22,768,442)
Net unrealized appreciation (depreciation) on investments	12,687,016
NET ASSETS	$45,760,496
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,012,153
Net Asset Value (offering and redemption price per share)	$22.74

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$1,268,049
Interest	152
Foreign tax withholding	(181,147)
TOTAL INVESTMENT INCOME	1,087,054
EXPENSES:
Advisory fees	196,637
Management services fees	26,218
Administration fees	9,852
Transfer agency fees	14,094
Administrative services fees	79,218
Distribution fees	65,546
Custody fees	2,593
Fund accounting fees	19,011
Trustee fees	384
Compliance services fees	262
Other fees	34,532
Total Gross Expenses before reductions	448,347
Less Expenses reduced by the Advisor	(7,878)
TOTAL NET EXPENSES	440,469
NET INVESTMENT INCOME (LOSS)	646,585
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(342,786)
Net realized gains (losses) on futures contracts	32,063
Change in net unrealized appreciation/depreciation on investments	2,668,521
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,357,798
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,004,383

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Europe 30 :: 93

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$646,585	$429,486
Net realized gains (losses) on investments	(310,723)	3,711,963
Change in net unrealized appreciation/depreciation on investments	2,668,521	(5,963,084)
Change in net assets resulting from operations	3,004,383	(1,821,635)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(429,485)	(807,118)
Change in net assets resulting from distributions	(429,485)	(807,118)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	37,927,499	75,031,502
Dividends reinvested	429,485	807,118
Value of shares redeemed	(43,441,637)	(87,555,070)
Change in net assets resulting from capital transactions	(5,084,653)	(11,716,450)
Change in net assets	(2,509,755)	(14,345,203)
NET ASSETS:
Beginning of period	48,270,251	62,615,454
End of period	$45,760,496	$48,270,251
Accumulated net investment income (loss)	$646,585	$429,485
SHARE TRANSACTIONS:
Issued	1,648,329	3,750,046
Reinvested	18,804	39,476
Redeemed	(1,923,924)	(4,494,054)
Change in shares	(256,791)	(704,532)

See accompanying notes to the financial statements.

94 :: ProFund VP Europe 30 :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$21.27		$21.06	$16.32	$35.53	$31.99	$27.96
Investment Activities:
Net investment income (loss)(a)	0.28		0.19	0.27	0.60	0.31	0.64
Net realized and unrealized gains (losses) on investments	1.39		0.35 (b)	4.99	(14.76)	4.33	4.18
Total income (loss) from investment activities	1.67		0.54	5.26	(14.16)	4.64	4.82
Distributions to Shareholders From:
Net investment income	(0.20)		(0.33)	(0.52)	(0.63)	(0.78)	(0.12)
Net realized gains on investments	—		—	—	(4.42)	(0.32)	(0.67)
Total distributions	(0.20)		(0.33)	(0.52)	(5.05)	(1.10)	(0.79)
Net Asset Value, End of Period	$22.74		$21.27	$21.06	$16.32	$35.53	$31.99
Total Return	7.86	%(c)	2.63%	32.30%	(44.00)%	14.58%	17.51%
Ratios to Average Net Assets:
Gross expenses(d)	1.71%		1.71%	1.78%	1.70%	1.66%	1.69%
Net expenses(d)	1.68%		1.68%	1.67%	1.63%	1.61%	1.66%
Net investment income (loss)(d)	2.46%		0.95%	1.48%	2.12%	0.88%	2.12%
Supplemental Data:
Net assets, end of period (000's)	$45,760		$48,270	$62,615	$31,407	$131,721	$160,024
Portfolio turnover rate(e)	48	%(c)	180%	150%	160%	280%	172%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Europe 30 :: 95

Investment Objective: The ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	101%
Total Exposure	101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Company

The ProFund VP International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition

Industry Breakdown	% of Index
Financials	24%
Industrials	13%
Materials	11%
Consumer Discretionary	10%
Consumer Staples	10%
Health Care	9%
Energy	8%
Telecommunication Services	5%
Information Technology	5%
Utilities	5%
Country Breakdown
United Kingdom	21%
Japan	20%
France	10%
Germany	9%
Australia	9%
Switzerland	8%
Spain	4%
Sweden	3%
Italy	3%
Other	13%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (94.3%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $16,422,000	$16,422,000	$16,422,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,422,000)		16,422,000
TOTAL INVESTMENT SECURITIES (Cost $16,422,000)—94.3%		16,422,000
Net other assets (liabilities)—5.7%		984,656
NET ASSETS—100.0%		$17,406,656

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $2,382,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$10,265,822	$445,028
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	7,275,760	298,470
		$743,498

See accompanying notes to the financial statements.

96 :: ProFund VP International :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$16,422,000
Repurchase agreements, at value	16,422,000
Total Investment Securities, at value	16,422,000
Cash	869
Segregated cash balances with custodian	50
Unrealized gain on swap agreements	743,498
Receivable for capital shares issued	324,538
Prepaid expenses	205
TOTAL ASSETS	17,491,160
LIABILITIES:
Payable for capital shares redeemed	38,246
Advisory fees payable	9,255
Management services fees payable	1,474
Administration fees payable	596
Administrative services fees payable	12,174
Distribution fees payable	12,736
Trustee fees payable	2
Transfer agency fees payable	2,074
Fund accounting fees payable	1,271
Compliance services fees payable	176
Other accrued expenses	6,500
TOTAL LIABILITIES	84,504
NET ASSETS	$17,406,656
NET ASSETS CONSIST OF:
Capital	$17,991,782
Accumulated net investment income (loss)	(159,786)
Accumulated net realized gains (losses) on investments	(1,168,838)
Net unrealized appreciation (depreciation) on investments	743,498
NET ASSETS	$17,406,656
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	768,226
Net Asset Value (offering and redemption price per share)	$22.66

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$5,307
EXPENSES:
Advisory fees	75,296
Management services fees	10,039
Administration fees	3,688
Transfer agency fees	5,275
Administrative services fees	24,117
Distribution fees	25,099
Custody fees	3,134
Fund accounting fees	7,091
Trustee fees	143
Compliance services fees	100
Other fees	10,540
Recoupment of prior expenses reduced by the Advisor	2,373
Total Gross Expenses before reductions	166,895
Less Expenses reduced by the Advisor	(1,802)
TOTAL NET EXPENSES	165,093
NET INVESTMENT INCOME (LOSS)	(159,786)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(9,819)
Net realized gains (losses) on futures contracts	76,237
Net realized gains (losses) on swap agreements	(109,547)
Change in net unrealized appreciation/depreciation on investments	514,294
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	471,165
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$311,379

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP International :: 97

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(159,786)	$(178,451)
Net realized gains (losses) on investments	(43,129)	(1,091,058)
Change in net unrealized appreciation/depreciation on investments	514,294	256,142
Change in net assets resulting from operations	311,379	(1,013,367)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(577,242)
Change in net assets resulting from distributions	—	(577,242)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,449,898	39,853,674
Dividends reinvested	—	577,242
Value of shares redeemed	(18,762,194)	(31,591,668)
Change in net assets resulting from capital transactions	(3,312,296)	8,839,248
Change in net assets	(3,000,917)	7,248,639
NET ASSETS:
Beginning of period	20,407,573	13,158,934
End of period	$17,406,656	$20,407,573
Accumulated net investment income (loss)	$(159,786)	$—
SHARE TRANSACTIONS:
Issued	678,018	1,955,505
Reinvested	—	28,733
Redeemed	(847,568)	(1,671,506)
Change in shares	(169,550)	312,732

See accompanying notes to the financial statements.

98 :: ProFund VP International :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$21.76		$21.05	$16.89		$30.68	$30.00
Investment Activities:
Net investment income (loss)(b)	(0.18)		(0.32)	(0.32)		0.04	0.30
Net realized and unrealized gains (losses) on investments	1.08		1.89 (c)	4.38		(13.60)	0.38
Total income (loss) from investment activities	0.90		1.57	4.06		(13.56)	0.68
Capital Transactions:	—		—	0.10	(d)	—	—
Distributions to Shareholders From:
Net investment income	—		—	—	(e)	(0.23)	—
Net realized gains on investments	—		(0.86)	—		—	—
Total distributions	—		(0.86)	—	(e)	(0.23)	—
Net Asset Value, End of Period	$22.66		$21.76	$21.05		$16.89	$30.68
Total Return	4.14	%(f)	7.80%	24.65	%(d)	(44.40)%	2.27	%(f)
Ratios to Average Net Assets:
Gross expenses(g)	1.66%		1.70%	1.69%		1.87%	1.76%
Net expenses(g)	1.64%		1.68%	1.68%		1.63%	1.63%
Net investment income (loss)(g)	(1.59)%		(1.58)%	(1.62)%		0.19%	2.95%
Supplemental Data:
Net assets, end of period (000's)	$17,407		$20,408	$13,159		$1,018	$483
Portfolio turnover rate(h)	—		—	—		—	—

(a)  Period from commencement of operations.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)  The amounts include a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment. The contribution represented $0.10 to the net asset value and 0.66% to the total return. Without this contribution, the net asset value and total return would be lower.

(e)  Amount is less than $0.005.

(f)  Not annualized for periods less than one year.

(g)  Annualized for periods less than one year.

(h)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP International :: 99

Investment Objective: The ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	94%
Swap Agreements	6%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Petroleo Brasileiro S.A.— Preferred	5.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5%
Vale S.A.	5.3%
Petroleo Brasileiro S.A.	5.0%
America Movil S.A.B. de C.V.	4.7%

Bank of New York Mellon Emerging Markets 50 ADR Index – Composition

Industry Breakdown	% of Index
Energy	24%
Financial	19%
Communications	19%
Basic Materials	17%
Technology	10%
Consumer Non-Cyclical	6%
Utilities	2%
Industrial	2%
Consumer Cyclical	1%
Country Breakdown
Brazil	38%
China	15%
Mexico	8%
Taiwan	8%
India	8%
South Korea	8%
Hong Kong	6%
South Africa	5%
Other	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (79.7%)
	Shares	Value
America Movil S.A.B. de C.V.ADR (Telecommunications)	22,878	$1,232,667
AngloGold Ashanti, Ltd.ADR (Mining)	9,102	383,103
AU Optronics Corp.ADR* (Electronics)	18,696	128,628
Baidu, Inc.ADR* (Internet)	3,198	448,136
Banco Bradesco S.A.ADR (Banks)	45,510	932,500
Banco Santander Brasil S.A.ADR (Banks)	13,284	155,556
BRF-Brazil Foods S.A.ADR (Food)	15,990	277,107
Cemex S.A.B. de C.V.ADR* (Building Materials)	24,108	207,329
China Life Insurance Co., Ltd.ADR (Insurance)	11,808	612,127
China Mobile, Ltd.ADR (Telecommunications)	24,846	1,162,296
China Petroleum and Chemical Corp.ADR (Oil & Gas)	3,936	399,268
China Telecom Corp., Ltd.ADR (Telecommunications)	3,198	209,309
China Unicom, Ltd.ADR (Telecommunications)	11,316	229,375
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	9,102	314,474
CNOOC, Ltd.ADR (Oil & Gas)	3,690	870,582
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	5,658	161,649
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	9,102	187,865
Companhia Siderurgica Nacional S.A. (CSN)ADR (Iron/Steel)	18,696	232,952
Companhia Vale Do Rio DoceADR (Mining)	30,996	990,322
Compania de Minas Buenaventura S.A.ADR (Mining)	3,690	140,146
Ctrip.com International, Ltd.ADR* (Internet)	3,444	148,367
Ecopetrol S.A.ADR (Oil & Gas)	4,920	216,529
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	2,706	154,540
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	4,428	294,418
Gerdau S.A.ADR (Iron/Steel)	21,402	225,149
Gold Fields, Ltd.ADR (Mining)	15,990	233,294
Grupo Televisa S.A.ADR (Media)	13,284	326,786

See accompanying notes to the financial statements.

Common Stocks, continued
	Shares	Value
HDFC Bank, Ltd.ADR (Banks)	2,706	$477,311
ICICI Bank, Ltd.ADR (Banks)	10,086	497,240
Infosys Technologies, Ltd.ADR (Software)	11,316	738,143
Itau Unibanco Holding S.A.ADR (Banks)	48,708	1,147,073
KB Financial Group, Inc.ADR (Banks)	9,102	435,076
Korea Electric Power Corp.ADR* (Electric)	12,546	166,485
LG. Philips LCD Co., Ltd.ADR (Electronics)	9,594	134,796
Mobile TeleSystemsADR (Telecommunications)	12,546	238,625
PetroChina Co., Ltd.ADR (Oil & Gas)	4,920	718,468
Petroleo Brasileiro S.A.ADR (Oil & Gas)	39,360	1,332,730
POSCOADR (Iron/Steel)	6,396	694,733
PT Telekomunikasi IndonesiaADR (Telecommunications)	5,658	195,201
Sasol, Ltd.ADR (Oil & Gas Services)	11,808	624,525
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	5,166	495,678
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	115,866	1,461,070
Tata Motors, Ltd.ADR (Auto Manufacturers)	8,118	182,736
Telecomunicacoes De Sao Paulo S.A.ADR (Telecommunications)	7,134	211,880
United Microelectronics Corp.ADR (Semiconductors)	61,746	158,070
Wipro, Ltd.ADR (Computers)	10,824	142,552
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	4,674	179,902
TOTAL COMMON STOCKS (Cost $18,648,716)		21,106,768
Preferred Stocks (13.6%)
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	18,696	630,616
Petroleo Brasileiro S.A. (Oil & Gas)	50,676	1,554,740
Vale S.A. (Mining)	48,462	1,403,459
TOTAL PREFERRED STOCKS (Cost $3,186,750)		3,588,815

100 :: ProFund VP Emerging Markets :: Financial Statements

Repurchase Agreements(a)(b) (5.7%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $1,508,000	$1,508,000	$1,508,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,508,000)		1,508,000
TOTAL INVESTMENT SECURITIES (Cost $23,343,466)—99.0%		26,203,583
Net other assets (liabilities)—1.0%		252,033
NET ASSETS—100.0%		$26,455,616

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $536,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR  American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$835,007	$39,439
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	840,405	34,474
		$73,913

ProFund VP Emerging Markets invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Auto Manufacturers	$182,736	0.7%
Banks	3,644,756	13.8%
Beverages	1,086,683	4.1%

	Value	% of Net Assets
Building Materials	$207,329	0.8%
Coal	179,902	0.7%
Computers	142,552	0.5%
Diversified Financial Services	495,678	1.9%
Electric	508,890	1.9%
Electronics	263,424	1.0%
Food	277,107	1.0%
Insurance	612,127	2.3%
Internet	596,503	2.3%
Iron/Steel	1,152,834	4.4%
Media	326,786	1.2%
Mining	3,150,324	11.9%
Oil & Gas	5,092,317	19.2%
Oil & Gas Services	624,525	2.4%
Semiconductors	1,619,140	6.1%
Software	738,143	2.8%
Telecommunications	3,793,827	14.3%
Other**	1,760,033	6.7%
Total	$26,455,616	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of June 30, 2011:

	Value	% of Net Assets
Brazil	$9,443,598	35.6%
Chile	154,540	0.6%
China	4,977,830	18.9%
Colombia	216,529	0.8%
India	2,037,982	7.7%
Indonesia	195,201	0.7%
Mexico	2,061,200	7.8%
Peru	140,146	0.5%
Russia	238,625	0.9%
South Africa	1,240,922	4.8%
South Korea	1,926,768	7.2%
Taiwan	2,062,242	7.8%
Other**	1,760,033	6.7%
Total	$26,455,616	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 101

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$23,343,466
Securities, at value	24,695,583
Repurchase agreements, at value	1,508,000
Total Investment Securities, at value	26,203,583
Cash	7,247
Dividends receivable	155,543
Unrealized gain on swap agreements	73,913
Receivable for capital shares issued	90,070
Prepaid expenses	422
TOTAL ASSETS	26,530,778
LIABILITIES:
Payable for capital shares redeemed	6,635
Advisory fees payable	15,961
Management services fees payable	2,128
Administration fees payable	919
Administrative services fees payable	18,549
Distribution fees payable	19,057
Trustee fees payable	3
Transfer agency fees payable	2,941
Fund accounting fees payable	1,960
Compliance services fees payable	358
Other accrued expenses	6,651
TOTAL LIABILITIES	75,162
NET ASSETS	$26,455,616
NET ASSETS CONSIST OF:
Capital	$24,969,481
Accumulated net investment income (loss)	104,640
Accumulated net realized gains (losses) on investments	(1,552,535)
Net unrealized appreciation (depreciation) on investments	2,934,030
NET ASSETS	$26,455,616
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	898,589
Net Asset Value (offering and redemption price per share)	$29.44

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$459,309
Interest	2,214
Foreign tax withholding	(57,094)
TOTAL INVESTMENT INCOME	404,429
EXPENSES:
Advisory fees	138,714
Management services fees	18,495
Administration fees	6,022
Transfer agency fees	8,564
Administrative services fees	44,788
Distribution fees	46,238
Custody fees	3,396
Fund accounting fees	11,547
Trustee fees	222
Compliance services fees	161
Other fees	20,344
Recoupment of prior expenses reduced by the Advisor	1,298
TOTAL EXPENSES	299,789
NET INVESTMENT INCOME (LOSS)	104,640
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(277,403)
Net realized gains (losses) on swap agreements	(106,479)
Change in net unrealized appreciation/depreciation on investments	(1,176,841)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,560,723)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,456,083)

See accompanying notes to the financial statements.

102 :: ProFund VP Emerging Markets :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$104,640	$(26,118)
Net realized gains (losses) on investments	(383,882)	(1,168,653)
Change in net unrealized appreciation/depreciation on investments	(1,176,841)	3,559,673
Change in net assets resulting from operations	(1,456,083)	2,364,902
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(474,549)
Change in net assets resulting from distributions	—	(474,549)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	20,398,829	80,076,104
Dividends reinvested	—	474,549
Value of shares redeemed	(44,322,466)	(65,477,393)
Change in net assets resulting from capital transactions	(23,923,637)	15,073,260
Change in net assets	(25,379,720)	16,963,613
NET ASSETS:
Beginning of period	51,835,336	34,871,723
End of period	$26,455,616	$51,835,336
Accumulated net investment income (loss)	$104,640	$—
SHARE TRANSACTIONS:
Issued	690,784	2,902,962
Reinvested	—	17,524
Redeemed	(1,500,374)	(2,452,011)
Change in shares	(809,590)	468,475

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 103

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$30.35		$28.13	$17.34		$35.13	$30.00
Investment Activities:
Net investment income (loss)(b)	0.08		(0.02)	(0.33)		0.10	0.35
Net realized and unrealized gains (losses) on investments	(0.99)		2.71	11.14		(17.62)	4.78
Total income (loss) from investment activities	(0.91)		2.69	10.81		(17.52)	5.13
Distributions to Shareholders From:
Net investment income	—		—	(0.02)		(0.26)	—
Net realized gains on investments	—		(0.47)	—		(0.01)	—
Total distributions	—		(0.47)	(0.02)		(0.27)	—
Net Asset Value, End of Period	$29.44		$30.35	$28.13		$17.34	$35.13
Total Return	(3.00	)%(c)	9.77%	62.36%		(50.09)%	17.07%
Ratios to Average Net Assets:
Gross expenses(d)	1.62%		1.68%	1.70%		1.68%	1.68%
Net expenses(d)	1.62%		1.68%	1.68%		1.63%	1.63%
Net investment income (loss)(d)	0.57%		(0.08)%	(1.36)%		0.34%	3.09%
Supplemental Data:
Net assets, end of period (000's)	$26,456		$51,835	$34,872		$4,310	$3,325
Portfolio turnover rate(e)	20	%(c)	35%	7	%(f)	—	—

(a)  Period from commencement of operations.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that includes the purchase of equity securities.

See accompanying notes to the financial statements.

104 :: ProFund VP Emerging Markets :: Financial Highlights

Investment Objective: The ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index
Industrial	30%
Consumer Cyclical	24%
Consumer Non-Cyclical	16%
Technology	9%
Communications	8%
Basic Materials	6%
Financial	5%
Energy	1%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (80.5%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $7,702,000	$7,702,000	$7,702,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,702,000)		7,702,000
TOTAL INVESTMENT SECURITIES (Cost $7,702,000)—80.5%		7,702,000
Net other assets (liabilities)—19.5%		1,861,531
NET ASSETS—100.0%		$9,563,531

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contract expiring 9/9/11 (Underlying notional amount at value $9,548,675)	193	$403,000

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Japan :: 105

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$7,702,000
Repurchase agreements, at value	7,702,000
Total Investment Securities, at value	7,702,000
Cash	452
Segregated cash balances with brokers	916,866
Receivable for capital shares issued	933,700
Variation margin on futures contracts	35,103
Prepaid expenses	194
TOTAL ASSETS	9,588,315
LIABILITIES:
Payable for capital shares redeemed	16,207
Advisory fees payable	1,704
Management services fees payable	227
Administration fees payable	268
Administrative services fees payable	2,678
Distribution fees payable	2,075
Trustee fees payable	1
Transfer agency fees payable	958
Fund accounting fees payable	572
Compliance services fees payable	94
TOTAL LIABILITIES	24,784
NET ASSETS	$9,563,531
NET ASSETS CONSIST OF:
Capital	$25,486,807
Accumulated net investment income (loss)	(86,578)
Accumulated net realized gains (losses) on investments	(16,239,698)
Net unrealized appreciation (depreciation) on investments	403,000
NET ASSETS	$9,563,531
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	781,593
Net Asset Value (offering and redemption price per share)	$12.24

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$2,620
EXPENSES:
Advisory fees	39,821
Management services fees	5,309
Administration fees	1,705
Transfer agency fees	2,431
Administrative services fees	17,882
Distribution fees	13,274
Custody fees	992
Fund accounting fees	3,262
Trustee fees	65
Compliance services fees	44
Printing fees	15,116
Other fees	2,437
Total Gross Expenses before reductions	102,338
Less Expenses reduced by the Advisor	(13,140)
TOTAL NET EXPENSES	89,198
NET INVESTMENT INCOME (LOSS)	(86,578)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(5,645)
Net realized gains (losses) on futures contracts	(1,140,293)
Change in net unrealized appreciation/depreciation on investments	445,320
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(700,618)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(787,196)

See accompanying notes to the financial statements.

106 :: ProFund VP Japan :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(86,578)	$(188,483)
Net realized gains (losses) on investments	(1,145,938)	(157,805)
Change in net unrealized appreciation/depreciation on investments	445,320	(783,173)
Change in net assets resulting from operations	(787,196)	(1,129,461)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	18,412,339	43,184,308
Value of shares redeemed	(20,045,940)	(44,566,126)
Change in net assets resulting from capital transactions	(1,633,601)	(1,381,818)
Change in net assets	(2,420,797)	(2,511,279)
NET ASSETS:
Beginning of period	11,984,328	14,495,607
End of period	$9,563,531	$11,984,328
Accumulated net investment income (loss)	$(86,578)	$—
SHARE TRANSACTIONS:
Issued	1,493,766	3,413,892
Redeemed	(1,653,384)	(3,536,987)
Change in shares	(159,618)	(123,095)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Japan :: 107

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$12.73		$13.62	$12.41	$24.18	$28.59	$39.15
Investment Activities:
Net investment income (loss)(a)	(0.10)		(0.20)	(0.20)	0.09	0.98	1.10
Net realized and unrealized gains (losses) on investments	(0.39)		(0.69)	1.48	(9.30)	(3.76)	1.77
Total income (loss) from investment activities	(0.49)		(0.89)	1.28	(9.21)	(2.78)	2.87
Distributions to Shareholders From:
Net investment income	—		—	(0.07)	(2.56)	(1.63)	(0.44)
Net realized gains on investments	—		—	—	—	—	(12.99)
Total distributions	—		—	(0.07)	(2.56)	(1.63)	(13.43)
Net Asset Value, End of Period	$12.24		$12.73	$13.62	$12.41	$24.18	$28.59
Total Return	(3.85	)%(b)	(6.53)%	10.33%	(40.84)%	(9.99)%	10.86%
Ratios to Average Net Assets:
Gross expenses(c)	1.93%		1.77%	1.80%	1.72%	1.68%	1.73%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.63%	1.70%
Net investment income (loss)(c)	(1.63)%		(1.58)%	(1.59)%	0.46%	3.44%	3.06%
Supplemental Data:
Net assets, end of period (000's)	$9,564		$11,984	$14,496	$11,393	$25,102	$68,027
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

108 :: ProFund VP Japan :: Financial Highlights

Investment Objective: The ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	37%
Futures Contracts	14%
Swap Agreements	149%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	1.2%
Apple Computer, Inc.	1.0%
International Business Machines Corp.	0.6%
Chevron Corp.	0.6%
General Electric Co.	0.6%

S&P 500 Index – Composition

% of Index
Consumer Non-Cyclical	22%
Financial	15%
Energy	13%
Technology	13%
Communications	11%
Industrial	11%
Consumer Cyclical	8%
Basic Materials	4%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (37.5%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	448	$42,493
Abbott Laboratories (Pharmaceuticals)	976	51,357
Abercrombie & Fitch Co.—Class A (Retail)	56	3,748
ACE, Ltd. (Insurance)	208	13,691
Adobe Systems, Inc.* (Software)	320	10,064
Advanced Micro Devices, Inc.* (Semiconductors)	360	2,516
Aetna, Inc. (Healthcare-Services)	240	10,582
AFLAC, Inc. (Insurance)	296	13,817
Agilent Technologies, Inc.* (Electronics)	216	11,040
Air Products & Chemicals, Inc. (Chemicals)	136	12,999
Airgas, Inc. (Chemicals)	40	2,802
AK Steel Holding Corp. (Iron/Steel)	72	1,135
Akamai Technologies, Inc.* (Internet)	120	3,776
Alcoa, Inc. (Mining)	664	10,531
Allegheny Technologies, Inc. (Iron/Steel)	64	4,062
Allergan, Inc. (Pharmaceuticals)	192	15,984
Allstate Corp. (Insurance)	328	10,014
Alpha Natural Resources, Inc.* (Coal)	144	6,543
Altera Corp. (Semiconductors)	200	9,270
Altria Group, Inc. (Agriculture)	1,312	34,650
Amazon.com, Inc.* (Internet)	224	45,806
Ameren Corp. (Electric)	152	4,384
American Electric Power, Inc. (Electric)	304	11,455
American Express Co. (Diversified Financial Services)	656	33,915
American International Group, Inc. (Insurance)	272	7,975
American Tower Corp.* (Telecommunications)	248	12,970
Ameriprise Financial, Inc. (Diversified Financial Services)	152	8,767
AmerisourceBergen Corp. (Pharmaceuticals)	168	6,955
Amgen, Inc.* (Biotechnology)	584	34,076
Amphenol Corp.—Class A (Electronics)	112	6,047
Anadarko Petroleum Corp. (Oil & Gas)	312	23,949
Analog Devices, Inc. (Semiconductors)	184	7,202
AON Corp. (Insurance)	208	10,670
Apache Corp. (Oil & Gas)	240	29,614
Apartment Investment and Management Co.—Class A (REIT)	72	1,838

Common Stocks, continued
	Shares	Value
Apollo Group, Inc.—Class A* (Commercial Services)	80	$3,494
Apple Computer, Inc.* (Computers)	584	196,031
Applied Materials, Inc. (Semiconductors)	824	10,720
Archer-Daniels-Midland Co. (Agriculture)	424	12,784
Assurant, Inc. (Insurance)	64	2,321
AT&T, Inc. (Telecommunications)	3,712	116,594
Autodesk, Inc.* (Software)	144	5,558
Automatic Data Processing, Inc. (Software)	312	16,436
AutoNation, Inc.* (Retail)	40	1,464
AutoZone, Inc.* (Retail)	16	4,718
Avalonbay Communities, Inc. (REIT)	56	7,190
Avery Dennison Corp. (Household Products/Wares)	64	2,472
Avon Products, Inc. (Cosmetics/Personal Care)	272	7,616
Baker Hughes, Inc. (Oil & Gas Services)	272	19,736
Ball Corp. (Packaging & Containers)	104	4,000
Bank of America Corp. (Banks)	6,352	69,618
Bank of New York Mellon Corp. (Banks)	776	19,881
Bard (C.R.), Inc. (Healthcare-Products)	56	6,152
Baxter International, Inc. (Healthcare-Products)	360	21,488
BB&T Corp. (Banks)	440	11,810
Becton, Dickinson & Co. (Healthcare-Products)	136	11,719
Bed Bath & Beyond, Inc.* (Retail)	160	9,339
Bemis Co., Inc. (Packaging & Containers)	64	2,162
Berkshire Hathaway, Inc.—Class B* (Insurance)	1,088	84,200
Best Buy Co., Inc. (Retail)	200	6,282
Big Lots, Inc.* (Retail)	48	1,591
Biogen Idec, Inc.* (Biotechnology)	152	16,252
BlackRock, Inc. (Diversified Financial Services)	64	12,276
BMC Software, Inc.* (Software)	112	6,126
Boeing Co. (Aerospace/Defense)	464	34,304
Boston Properties, Inc. (REIT)	88	9,342
Boston Scientific Corp.* (Healthcare-Products)	960	6,634
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,072	31,045
Broadcom Corp.—Class A (Semiconductors)	296	9,957
Brown-Forman Corp. (Beverages)	64	4,780
C.H. Robinson Worldwide, Inc. (Transportation)	104	8,199
CA, Inc. (Software)	240	5,482

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 109

Common Stocks, continued
	Shares	Value
Cablevision Systems Corp.—Class A (Media)	144	$5,214
Cabot Oil & Gas Corp. (Oil & Gas)	64	4,244
Cameron International Corp.* (Oil & Gas Services)	152	7,644
Campbell Soup Co. (Food)	112	3,870
Capital One Financial Corp. (Diversified Financial Services)	288	14,881
Cardinal Health, Inc. (Pharmaceuticals)	216	9,811
CareFusion Corp.* (Healthcare-Products)	144	3,912
Carmax, Inc.* (Retail)	144	4,762
Carnival Corp.—Class A (Leisure Time)	272	10,235
Caterpillar, Inc. (Machinery-Construction & Mining)	408	43,436
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	184	4,620
CBS Corp.—Class B (Media)	416	11,852
Celgene Corp.* (Biotechnology)	288	17,372
CenterPoint Energy, Inc. (Electric)	264	5,108
CenturyLink, Inc. (Telecommunications)	376	15,202
Cephalon, Inc.* (Pharmaceuticals)	48	3,835
Cerner Corp.* (Software)	96	5,867
CF Industries Holdings, Inc. (Chemicals)	48	6,800
Chesapeake Energy Corp. (Oil & Gas)	416	12,351
Chevron Corp. (Oil & Gas)	1,264	129,990
Chipotle Mexican Grill, Inc.* (Retail)	16	4,931
Chubb Corp. (Insurance)	184	11,520
CIGNA Corp. (Insurance)	168	8,640
Cincinnati Financial Corp. (Insurance)	104	3,035
Cintas Corp. (Textiles)	80	2,642
Cisco Systems, Inc. (Telecommunications)	3,448	53,823
Citigroup, Inc. (Banks)	1,832	76,285
Citrix Systems, Inc.* (Software)	120	9,600
Cliffs Natural Resources, Inc. (Iron/Steel)	88	8,136
Clorox Co. (Household Products/Wares)	80	5,395
CME Group, Inc. (Diversified Financial Services)	40	11,664
CMS Energy Corp. (Electric)	160	3,150
Coach, Inc. (Apparel)	184	11,763
Coca-Cola Co. (Beverages)	1,432	96,359
Coca-Cola Enterprises, Inc. (Beverages)	200	5,836
Cognizant Technology Solutions Corp.* (Computers)	192	14,081
Colgate-Palmolive Co. (Cosmetics/Personal Care)	304	26,573
Comcast Corp.—Class A (Media)	1,736	43,990
Comerica, Inc. (Banks)	112	3,872
Computer Sciences Corp. (Computers)	96	3,644
Compuware Corp.* (Software)	136	1,327
ConAgra Foods, Inc. (Food)	256	6,607
ConocoPhillips (Oil & Gas)	888	66,769
CONSOL Energy, Inc. (Coal)	144	6,981
Consolidated Edison, Inc. (Electric)	184	9,796
Constellation Brands, Inc.* (Beverages)	112	2,332
Constellation Energy Group, Inc. (Electric)	128	4,859
Corning, Inc. (Telecommunications)	984	17,860
Costco Wholesale Corp. (Retail)	272	22,097
Coventry Health Care, Inc.* (Healthcare-Services)	96	3,501
Covidien PLC (Healthcare-Products)	312	16,608
CSX Corp. (Transportation)	688	18,039
Cummins, Inc. (Machinery-Diversified)	120	12,419
CVS Caremark Corp. (Retail)	848	31,868
D.R. Horton, Inc. (Home Builders)	176	2,028
Danaher Corp. (Miscellaneous Manufacturing)	344	18,229
Darden Restaurants, Inc. (Retail)	88	4,379
DaVita, Inc.* (Healthcare-Services)	56	4,850

Common Stocks, continued
	Shares	Value
Dean Foods Co.* (Food)	112	$1,374
Deere & Co. (Machinery-Diversified)	264	21,767
Dell, Inc.* (Computers)	1,032	17,203
Denbury Resources, Inc.* (Oil & Gas)	248	4,960
DENTSPLY International, Inc. (Healthcare-Products)	88	3,351
Devon Energy Corp. (Oil & Gas)	264	20,806
DeVry, Inc. (Commercial Services)	40	2,365
Diamond Offshore Drilling, Inc. (Oil & Gas)	40	2,816
DIRECTV—Class A* (Media)	480	24,394
Discover Financial Services (Diversified Financial Services)	344	9,202
Discovery Communications, Inc.—Class A* (Media)	176	7,209
Dominion Resources, Inc. (Electric)	360	17,377
Dover Corp. (Miscellaneous Manufacturing)	120	8,136
Dr. Pepper Snapple Group, Inc. (Beverages)	136	5,702
DTE Energy Co. (Electric)	104	5,202
Duke Energy Corp. (Electric)	832	15,667
Dun & Bradstreet Corp. (Software)	32	2,417
E*TRADE Financial Corp.* (Diversified Financial Services)	160	2,208
E.I. du Pont de Nemours & Co. (Chemicals)	584	31,565
Eastman Chemical Co. (Chemicals)	48	4,899
Eaton Corp. (Miscellaneous Manufacturing)	216	11,113
eBay, Inc.* (Internet)	720	23,234
Ecolab, Inc. (Chemicals)	144	8,119
Edison International (Electric)	208	8,060
Edwards Lifesciences Corp.* (Healthcare-Products)	72	6,277
El Paso Corp. (Pipelines)	480	9,696
Electronic Arts, Inc.* (Software)	208	4,909
Eli Lilly & Co. (Pharmaceuticals)	640	24,019
EMC Corp.* (Computers)	1,288	35,484
Emerson Electric Co. (Electrical Components & Equipment)	472	26,550
Entergy Corp. (Electric)	112	7,647
EOG Resources, Inc. (Oil & Gas)	168	17,564
EQT Corp. (Oil & Gas)	96	5,042
Equifax, Inc. (Commercial Services)	80	2,778
Equity Residential (REIT)	184	11,040
Exelon Corp. (Electric)	416	17,821
Expedia, Inc. (Internet)	128	3,711
Expeditors International of Washington, Inc. (Transportation)	136	6,962
Express Scripts, Inc.* (Pharmaceuticals)	336	18,137
Exxon Mobil Corp. (Oil & Gas)	3,088	251,301
F5 Networks, Inc.* (Internet)	48	5,292
Family Dollar Stores, Inc. (Retail)	80	4,205
Fastenal Co. (Distribution/Wholesale)	184	6,622
Federated Investors, Inc.—Class B (Diversified Financial Services)	56	1,335
FedEx Corp. (Transportation)	200	18,970
Fidelity National Information Services, Inc. (Software)	168	5,173
Fifth Third Bancorp (Banks)	576	7,344
First Horizon National Corp. (Banks)	168	1,606
First Solar, Inc.* (Energy-Alternate Sources)	32	4,233
FirstEnergy Corp. (Electric)	264	11,656
Fiserv, Inc.* (Software)	88	5,511
FLIR Systems, Inc. (Electronics)	104	3,506
Flowserve Corp. (Machinery-Diversified)	32	3,516
Fluor Corp. (Engineering & Construction)	112	7,242
FMC Corp. (Chemicals)	48	4,129
FMC Technologies, Inc.* (Oil & Gas Services)	152	6,808

See accompanying notes to the financial statements.

110 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued
	Shares	Value
Ford Motor Co.* (Auto Manufacturers)	2,384	$32,875
Forest Laboratories, Inc.* (Pharmaceuticals)	176	6,924
Fortune Brands, Inc. (Household Products/Wares)	96	6,122
Franklin Resources, Inc. (Diversified Financial Services)	88	11,554
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	592	31,317
Frontier Communications Corp. (Telecommunications)	624	5,036
GameStop Corp.—Class A* (Retail)	88	2,347
Gannett Co., Inc. (Media)	152	2,177
General Dynamics Corp. (Aerospace/Defense)	232	17,289
General Electric Co. (Miscellaneous Manufacturing)	6,648	125,381
General Mills, Inc. (Food)	400	14,888
Genuine Parts Co. (Distribution/Wholesale)	96	5,222
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	304	3,125
Gilead Sciences, Inc.* (Pharmaceuticals)	496	20,539
Goodrich Corp. (Aerospace/Defense)	80	7,640
Google, Inc.—Class A* (Internet)	160	81,021
H & R Block, Inc. (Commercial Services)	192	3,080
Halliburton Co. (Oil & Gas Services)	576	29,376
Harley-Davidson, Inc. (Leisure Time)	152	6,227
Harman International Industries, Inc. (Home Furnishings)	40	1,823
Harris Corp. (Telecommunications)	80	3,605
Hartford Financial Services Group, Inc. (Insurance)	280	7,384
Hasbro, Inc. (Toys/Games/Hobbies)	88	3,866
HCP, Inc. (REIT)	256	9,393
Health Care REIT, Inc. (REIT)	112	5,872
Heinz (H.J.) Co. (Food)	200	10,656
Helmerich & Payne, Inc. (Oil & Gas)	64	4,232
Hess Corp. (Oil & Gas)	192	14,354
Hewlett-Packard Co. (Computers)	1,304	47,466
Home Depot, Inc. (Retail)	1,000	36,220
Honeywell International, Inc. (Miscellaneous Manufacturing)	496	29,557
Hormel Foods Corp. (Food)	88	2,623
Hospira, Inc.* (Pharmaceuticals)	104	5,893
Host Hotels & Resorts, Inc. (REIT)	432	7,322
Hudson City Bancorp, Inc. (Savings & Loans)	328	2,686
Humana, Inc. (Healthcare-Services)	104	8,376
Huntington Bancshares, Inc. (Banks)	544	3,569
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	312	17,625
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	208	9,445
Integrys Energy Group, Inc. (Electric)	48	2,488
Intel Corp. (Semiconductors)	3,328	73,749
IntercontinentalExchange, Inc.* (Diversified Financial Services)	48	5,986
International Business Machines Corp. (Computers)	760	130,378
International Flavors & Fragrances, Inc. (Chemicals)	48	3,084
International Game Technology (Entertainment)	192	3,375
International Paper Co. (Forest Products & Paper)	272	8,111
Interpublic Group of Cos., Inc. (Advertising)	304	3,800
Intuit, Inc.* (Software)	168	8,713
Intuitive Surgical, Inc.* (Healthcare-Products)	24	8,931
Invesco, Ltd. (Diversified Financial Services)	288	6,739

Common Stocks, continued
	Shares	Value
Iron Mountain, Inc. (Commercial Services)	128	$4,364
ITT Industries, Inc. (Miscellaneous Manufacturing)	112	6,600
J.C. Penney Co., Inc. (Retail)	136	4,697
J.P. Morgan Chase & Co. (Diversified Financial Services)	2,496	102,186
Jabil Circuit, Inc. (Electronics)	120	2,424
Jacobs Engineering Group, Inc.* (Engineering & Construction)	80	3,460
Janus Capital Group, Inc. (Diversified Financial Services)	120	1,133
JDS Uniphase Corp.* (Telecommunications)	144	2,399
JM Smucker Co. (Food)	72	5,504
Johnson & Johnson (Healthcare-Products)	1,720	114,414
Johnson Controls, Inc. (Auto Parts & Equipment)	424	17,664
Joy Global, Inc. (Machinery-Construction & Mining)	64	6,095
Juniper Networks, Inc.* (Telecommunications)	336	10,584
Kellogg Co. (Food)	160	8,851
KeyCorp (Banks)	600	4,998
Kimberly-Clark Corp. (Household Products/Wares)	248	16,507
Kimco Realty Corp. (REIT)	256	4,772
KLA-Tencor Corp. (Semiconductors)	104	4,210
Kohls Corp. (Retail)	176	8,802
Kraft Foods, Inc. (Food)	1,104	38,894
Kroger Co. (Food)	384	9,523
L-3 Communications Holdings, Inc. (Aerospace/Defense)	64	5,597
Laboratory Corp. of America Holdings* (Healthcare-Services)	64	6,195
Legg Mason, Inc. (Diversified Financial Services)	96	3,145
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	88	2,145
Lennar Corp.—Class A (Home Builders)	104	1,888
Leucadia National Corp. (Holding Companies-Diversified)	128	4,365
Lexmark International, Inc.—Class A* (Computers)	48	1,404
Life Technologies Corp.* (Biotechnology)	112	5,832
Limited, Inc. (Retail)	160	6,152
Lincoln National Corp. (Insurance)	200	5,698
Linear Technology Corp. (Semiconductors)	144	4,755
Lockheed Martin Corp. (Aerospace/Defense)	176	14,251
Loews Corp. (Insurance)	192	8,081
Lorillard, Inc. (Agriculture)	88	9,581
Lowe's Cos., Inc. (Retail)	816	19,021
LSI Logic Corp.* (Semiconductors)	376	2,677
M&T Bank Corp. (Banks)	80	7,036
Macy's, Inc. (Retail)	264	7,719
Marathon Oil Corp. (Oil & Gas)	448	23,601
Marriott International, Inc.—Class A (Lodging)	176	6,255
Marsh & McLennan Cos., Inc. (Insurance)	344	10,729
Marshall & Ilsley Corp. (Banks)	336	2,678
Masco Corp. (Building Materials)	224	2,695
MasterCard, Inc.—Class A (Software)	56	16,875
Mattel, Inc. (Toys/Games/Hobbies)	216	5,938
McCormick & Co., Inc. (Food)	80	3,966
McDonald's Corp. (Retail)	648	54,639
McGraw-Hill Cos., Inc. (Media)	192	8,047
McKesson Corp. (Commercial Services)	160	13,384
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	128	8,646

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 111

Common Stocks, continued
	Shares	Value
MeadWestvaco Corp. (Forest Products & Paper)	104	$3,464
Medco Health Solutions, Inc.* (Pharmaceuticals)	248	14,017
Medtronic, Inc. (Healthcare-Products)	672	25,892
MEMC Electronic Materials, Inc.* (Semiconductors)	144	1,228
Merck & Co., Inc. (Pharmaceuticals)	1,936	68,321
MetLife, Inc. (Insurance)	664	29,130
MetroPCS Communications, Inc.* (Telecommunications)	168	2,891
Microchip Technology, Inc. (Semiconductors)	120	4,549
Micron Technology, Inc.* (Semiconductors)	544	4,069
Microsoft Corp. (Software)	4,656	121,056
Molex, Inc. (Electrical Components & Equipment)	88	2,268
Molson Coors Brewing Co.—Class B (Beverages)	96	4,295
Monsanto Co. (Agriculture)	336	24,373
Monster Worldwide, Inc.* (Internet)	80	1,173
Moody's Corp. (Commercial Services)	128	4,909
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	968	22,274
Motorola Mobility Holdings, Inc.* (Telecommunications)	184	4,055
Motorola Solutions, Inc.* (Telecommunications)	216	9,945
Murphy Oil Corp. (Oil & Gas)	120	7,879
Mylan Laboratories, Inc.* (Pharmaceuticals)	272	6,710
Nabors Industries, Ltd.* (Oil & Gas)	184	4,534
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	96	2,429
National Oilwell Varco, Inc. (Oil & Gas Services)	264	20,647
National Semiconductor Corp. (Semiconductors)	152	3,741
NetApp, Inc.* (Computers)	232	12,245
Netflix, Inc.* (Internet)	24	6,305
Newell Rubbermaid, Inc. (Housewares)	184	2,904
Newfield Exploration Co.* (Oil & Gas)	80	5,442
Newmont Mining Corp. (Mining)	312	16,839
News Corp.—Class A (Media)	1,432	25,346
NextEra Energy, Inc. (Electric)	264	15,169
Nicor, Inc. (Gas)	32	1,752
NIKE, Inc.—Class B (Apparel)	240	21,595
NiSource, Inc. (Electric)	176	3,564
Noble Corp. (Oil & Gas)	160	6,306
Noble Energy, Inc. (Oil & Gas)	112	10,039
Nordstrom, Inc. (Retail)	104	4,882
Norfolk Southern Corp. (Transportation)	224	16,784
Northeast Utilities System (Electric)	112	3,939
Northern Trust Corp. (Banks)	152	6,986
Northrop Grumman Corp. (Aerospace/Defense)	184	12,760
Novellus Systems, Inc.* (Semiconductors)	56	2,024
NRG Energy, Inc.* (Electric)	152	3,736
Nucor Corp. (Iron/Steel)	200	8,244
NVIDIA Corp.* (Semiconductors)	376	5,992
NYSE Euronext (Diversified Financial Services)	168	5,757
O'Reilly Automotive, Inc.* (Retail)	88	5,765
Occidental Petroleum Corp. (Oil & Gas)	512	53,269
Omnicom Group, Inc. (Advertising)	176	8,476
ONEOK, Inc. (Gas)	64	4,737
Oracle Corp. (Software)	2,440	80,300
Owens-Illinois, Inc.* (Packaging & Containers)	104	2,684
PACCAR, Inc. (Auto Manufacturers)	232	11,853
Pall Corp. (Miscellaneous Manufacturing)	72	4,049

Common Stocks, continued
	Shares	Value
Parker Hannifin Corp. (Miscellaneous Manufacturing)	104	$9,333
Patterson Cos., Inc. (Healthcare-Products)	64	2,105
Paychex, Inc. (Commercial Services)	200	6,144
Peabody Energy Corp. (Coal)	168	9,897
People's United Financial, Inc. (Banks)	224	3,011
Pepco Holdings, Inc. (Electric)	144	2,827
PepsiCo, Inc. (Beverages)	992	69,867
PerkinElmer, Inc. (Electronics)	72	1,938
Pfizer, Inc. (Pharmaceuticals)	4,952	102,011
PG&E Corp. (Electric)	248	10,423
Philip Morris International, Inc. (Commercial Services)	1,112	74,248
Pinnacle West Capital Corp. (Electric)	72	3,210
Pioneer Natural Resources Co. (Oil & Gas)	72	6,449
Pitney Bowes, Inc. (Office/Business Equipment)	128	2,943
Plum Creek Timber Co., Inc. (Forest Products & Paper)	104	4,216
PNC Financial Services Group (Banks)	328	19,552
Polo Ralph Lauren Corp. (Apparel)	40	5,304
PPG Industries, Inc. (Chemicals)	96	8,716
PPL Corp. (Electric)	360	10,019
Praxair, Inc. (Chemicals)	192	20,811
Precision Castparts Corp. (Metal Fabricate/Hardware)	88	14,489
Priceline.com, Inc.* (Internet)	32	16,382
Principal Financial Group, Inc. (Insurance)	200	6,084
Procter & Gamble Co. (Cosmetics/Personal Care)	1,752	111,375
Progress Energy, Inc. (Electric)	184	8,834
Progressive Corp. (Insurance)	408	8,723
Prologis, Inc. (REIT)	264	9,462
Prudential Financial, Inc. (Insurance)	304	19,331
Public Service Enterprise Group, Inc. (Electric)	320	10,445
Public Storage, Inc. (REIT)	88	10,033
Pulte Group, Inc.* (Home Builders)	208	1,593
QEP Resources, Inc. (Oil & Gas)	112	4,685
Qualcomm, Inc. (Telecommunications)	1,048	59,516
Quanta Services, Inc.* (Commercial Services)	136	2,747
Quest Diagnostics, Inc. (Healthcare-Services)	96	5,674
R.R. Donnelley & Sons Co. (Commercial Services)	120	2,353
Range Resources Corp. (Oil & Gas)	104	5,772
Raytheon Co. (Aerospace/Defense)	224	11,166
Red Hat, Inc.* (Software)	120	5,508
Regions Financial Corp. (Banks)	792	4,910
Republic Services, Inc. (Environmental Control)	192	5,923
Reynolds American, Inc. (Agriculture)	216	8,003
Robert Half International, Inc. (Commercial Services)	96	2,595
Rockwell Automation, Inc. (Machinery-Diversified)	88	7,635
Rockwell Collins, Inc. (Aerospace/Defense)	96	5,922
Roper Industries, Inc. (Miscellaneous Manufacturing)	64	5,331
Ross Stores, Inc. (Retail)	72	5,769
Rowan Cos., Inc.* (Oil & Gas)	80	3,105
Ryder System, Inc. (Transportation)	32	1,819
Safeway, Inc. (Food)	224	5,235
SAIC, Inc.* (Commercial Services)	176	2,960
Salesforce.com, Inc.* (Software)	72	10,727
SanDisk Corp.* (Computers)	152	6,308
Sara Lee Corp. (Food)	368	6,988
SCANA Corp. (Electric)	72	2,835

See accompanying notes to the financial statements.

112 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued
	Shares	Value
Schlumberger, Ltd. (Oil & Gas Services)	848	$73,267
Scripps Networks Interactive—Class A (Entertainment)	56	2,737
Sealed Air Corp. (Packaging & Containers)	104	2,474
Sears Holdings Corp.* (Retail)	24	1,715
Sempra Energy (Gas)	152	8,038
Sherwin-Williams Co. (Chemicals)	56	4,697
Sigma-Aldrich Corp. (Chemicals)	80	5,870
Simon Property Group, Inc. (REIT)	184	21,386
SLM Corp. (Diversified Financial Services)	328	5,514
Snap-on, Inc. (Hand/Machine Tools)	40	2,499
Southern Co. (Electric)	536	21,644
Southwest Airlines Co. (Airlines)	496	5,664
Southwestern Energy Co.* (Oil & Gas)	216	9,262
Spectra Energy Corp. (Pipelines)	408	11,183
Sprint Nextel Corp.* (Telecommunications)	1,880	10,133
St. Jude Medical, Inc. (Healthcare-Products)	208	9,917
Stanley Black & Decker, Inc. (Hand/Machine Tools)	104	7,493
Staples, Inc. (Retail)	448	7,078
Starbucks Corp. (Retail)	472	18,639
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	120	6,725
State Street Corp. (Banks)	320	14,429
Stericycle, Inc.* (Environmental Control)	56	4,991
Stryker Corp. (Healthcare-Products)	208	12,208
Sunoco, Inc. (Oil & Gas)	72	3,003
SunTrust Banks, Inc. (Banks)	336	8,669
SuperValu, Inc. (Food)	136	1,280
Symantec Corp.* (Internet)	472	9,308
Sysco Corp. (Food)	368	11,474
T. Rowe Price Group, Inc. (Diversified Financial Services)	160	9,654
Target Corp. (Retail)	432	20,265
TECO Energy, Inc. (Electric)	136	2,569
Tellabs, Inc. (Telecommunications)	224	1,033
Tenet Healthcare Corp.* (Healthcare-Services)	304	1,897
Teradata Corp.* (Computers)	104	6,261
Teradyne, Inc.* (Semiconductors)	120	1,776
Tesoro Petroleum Corp.* (Oil & Gas)	88	2,016
Texas Instruments, Inc. (Semiconductors)	728	23,900
Textron, Inc. (Miscellaneous Manufacturing)	176	4,155
The AES Corp.* (Electric)	416	5,300
The Charles Schwab Corp. (Diversified Financial Services)	632	10,396
The Dow Chemical Co. (Chemicals)	736	26,496
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	72	7,574
The Gap, Inc. (Retail)	248	4,489
The Goldman Sachs Group, Inc. (Diversified Financial Services)	328	43,654
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	152	2,549
The Hershey Co. (Food)	96	5,458
The Travelers Cos., Inc. (Insurance)	264	15,412
The Williams Cos., Inc. (Pipelines)	368	11,132
Thermo Fisher Scientific, Inc.* (Electronics)	240	15,454
Tiffany & Co. (Retail)	80	6,282
Time Warner Cable, Inc. (Media)	208	16,232
Time Warner, Inc. (Media)	672	24,441
Titanium Metals Corp. (Mining)	56	1,026
TJX Cos., Inc. (Retail)	240	12,607
Torchmark Corp. (Insurance)	48	3,079
Total System Services, Inc. (Software)	104	1,932

Common Stocks, continued
	Shares	Value
Tyco International, Ltd. (Miscellaneous Manufacturing)	296	$14,631
Tyson Foods, Inc.—Class A (Food)	192	3,729
U.S. Bancorp (Banks)	1,208	30,816
Union Pacific Corp. (Transportation)	304	31,738
United Parcel Service, Inc.—Class B (Transportation)	616	44,925
United States Steel Corp. (Iron/Steel)	88	4,052
United Technologies Corp. (Aerospace/Defense)	576	50,982
UnitedHealth Group, Inc. (Healthcare-Services)	680	35,074
UnumProvident Corp. (Insurance)	192	4,892
Urban Outfitters, Inc.* (Retail)	80	2,252
V.F. Corp. (Apparel)	56	6,079
Valero Energy Corp. (Oil & Gas)	360	9,205
Varian Medical Systems, Inc.* (Healthcare-Products)	72	5,041
Ventas, Inc. (REIT)	104	5,482
VeriSign, Inc. (Internet)	104	3,480
Verizon Communications, Inc. (Telecommunications)	1,776	66,121
Viacom, Inc.—Class B (Media)	368	18,768
Visa, Inc.—Class A (Commercial Services)	304	25,615
Vornado Realty Trust (REIT)	104	9,691
Vulcan Materials Co. (Building Materials)	80	3,082
W.W. Grainger, Inc. (Distribution/Wholesale)	40	6,146
Wal-Mart Stores, Inc. (Retail)	1,200	63,768
Walgreen Co. (Retail)	576	24,457
Walt Disney Co. (Media)	1,184	46,223
Washington Post Co.—Class B (Media)	8	3,352
Waste Management, Inc. (Environmental Control)	296	11,032
Waters Corp.* (Electronics)	56	5,361
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	80	5,498
WellPoint, Inc. (Healthcare-Services)	232	18,275
Wells Fargo & Co. (Banks)	3,320	93,159
Western Digital Corp.* (Computers)	144	5,239
Western Union Co. (Commercial Services)	400	8,012
Weyerhaeuser Co. (Forest Products & Paper)	336	7,345
Whirlpool Corp. (Home Furnishings)	48	3,903
Whole Foods Market, Inc. (Food)	96	6,091
Windstream Corp. (Telecommunications)	320	4,147
Wisconsin Energy Corp. (Electric)	144	4,514
Wyndham Worldwide Corp. (Lodging)	104	3,500
Wynn Resorts, Ltd. (Lodging)	48	6,890
Xcel Energy, Inc. (Electric)	304	7,387
Xerox Corp. (Office/Business Equipment)	880	9,161
Xilinx, Inc. (Semiconductors)	168	6,127
XL Group PLC (Insurance)	192	4,220
Yahoo!, Inc.* (Internet)	816	12,273
YUM! Brands, Inc. (Retail)	296	16,351
Zimmer Holdings, Inc.* (Healthcare-Products)	120	7,584
Zions Bancorp (Banks)	112	2,689
TOTAL COMMON STOCKS (Cost $5,757,978)		7,542,281
Rights/Warrants(NM)
American International Group, Inc.* (Diversified Financial Services)	1	10
TOTAL RIGHTS/WARRANTS (Cost $16)		10

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 113

Repurchase Agreements(a)(b) (60.6%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $12,213,000	$12,213,000	$12,213,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,213,000)		12,213,000
TOTAL INVESTMENT SECURITIES (Cost $17,970,994)—98.1%		19,755,291
Net other assets (liabilities)—1.9%		390,361
NET ASSETS—100.0%		$20,145,652

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $3,904,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 9/19/11 (Underlying notional amount at value $2,893,550)	44	$121,432
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$17,038,812	$441,164
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	12,748,346	395,553
		$836,717

ProFund VP UltraBull invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Advertising	$12,276	0.1%
Aerospace/Defense	159,911	0.8%
Agriculture	89,391	0.4%
Airlines	5,664	NM
Apparel	44,741	0.2%
Auto Manufacturers	44,728	0.2%
Auto Parts & Equipment	20,213	0.1%
Banks	392,918	2.0%
Beverages	189,171	0.9%
Biotechnology	73,532	0.4%
Building Materials	5,777	NM
Chemicals	140,987	0.7%

	Value	% of Net Assets
Coal	$23,421	0.1%
Commercial Services	159,048	0.8%
Computers	475,744	2.4%
Cosmetics/Personal Care	153,138	0.8%
Distribution/Wholesale	17,990	0.1%
Diversified Financial Services	327,804	1.6%
Electric	241,085	1.2%
Electrical Components & Equipment	28,818	0.1%
Electronics	45,770	0.2%
Energy-Alternate Sources	4,233	NM
Engineering & Construction	10,702	0.1%
Entertainment	6,112	NM
Environmental Control	21,946	0.1%
Food	147,011	0.7%
Forest Products & Paper	23,136	0.1%
Gas	14,527	0.1%
Hand/Machine Tools	9,992	0.1%
Healthcare-Products	262,233	1.3%
Healthcare-Services	94,424	0.5%
Holding Companies-Diversified	4,365	NM
Home Builders	5,509	NM
Home Furnishings	5,726	NM
Household Products/Wares	30,496	0.2%
Housewares	2,904	NM
Insurance	288,646	1.4%
Internet	211,761	1.1%
Iron/Steel	25,629	0.1%
Leisure Time	16,462	0.1%
Lodging	23,370	0.1%
Machinery-Construction & Mining	49,531	0.2%
Machinery-Diversified	45,337	0.2%
Media	237,245	1.2%
Metal Fabricate/Hardware	14,489	0.1%
Mining	59,713	0.3%
Miscellaneous Manufacturing	308,223	1.5%
Office/Business Equipment	12,104	0.1%
Oil & Gas	742,559	3.7%
Oil & Gas Services	157,478	0.8%
Packaging & Containers	11,320	0.1%
Pharmaceuticals	399,702	2.0%
Pipelines	32,011	0.2%
REIT	112,823	0.6%
Real Estate	4,620	NM
Retail	433,300	2.2%
Savings & Loans	2,686	NM
Semiconductors	178,462	0.9%
Software	323,581	1.6%
Telecommunications	395,914	2.0%
Textiles	2,642	NM
Toys/Games/Hobbies	9,804	NM
Transportation	147,436	0.7%
Other**	12,603,361	62.5%
Total	$20,145,652	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

114 :: ProFund VP UltraBull :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$17,970,994
Securities, at value	7,542,291
Repurchase agreements, at value	12,213,000
Total Investment Securities, at value	19,755,291
Cash	580
Segregated cash balances with brokers	217,690
Dividends and interest receivable	9,585
Unrealized gain on swap agreements	836,716
Receivable for capital shares issued	433,578
Receivable for investments sold	851
Variation margin on futures contracts	26,400
Prepaid expenses	309
TOTAL ASSETS	21,281,000
LIABILITIES:
Payable for capital shares redeemed	1,078,494
Advisory fees payable	17,624
Management services fees payable	2,350
Administration fees payable	949
Administrative services fees payable	7,237
Distribution fees payable	11,843
Trustee fees payable	3
Transfer agency fees payable	3,162
Fund accounting fees payable	2,025
Compliance services fees payable	253
Other accrued expenses	11,408
TOTAL LIABILITIES	1,135,348
NET ASSETS	$20,145,652
NET ASSETS CONSIST OF:
Capital	$22,359,381
Accumulated net investment income (loss)	(153,048)
Accumulated net realized gains (losses) on investments	(4,803,126)
Net unrealized appreciation (depreciation) on investments	2,742,445
NET ASSETS	$20,145,652
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,681,688
Net Asset Value (offering and redemption price per share)	$11.98

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$72,328
Interest	4,784
TOTAL INVESTMENT INCOME	77,112
EXPENSES:
Advisory fees	105,212
Management services fees	14,028
Administration fees	4,331
Transfer agency fees	6,202
Administrative services fees	32,658
Distribution fees	35,071
Custody fees	1,888
Fund accounting fees	9,540
Trustee fees	168
Compliance services fees	124
Other fees	11,180
Recoupment of prior expenses reduced by the Advisor	10,325
TOTAL EXPENSES	230,727
NET INVESTMENT INCOME (LOSS)	(153,615)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	34,145
Net realized gains (losses) on futures contracts	500,065
Net realized gains (losses) on swap agreements	1,748,637
Change in net unrealized appreciation/depreciation on investments	1,183,732
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,466,579
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,312,964

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 115

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(153,615)	$(214,511)
Net realized gains (losses) on investments	2,282,847	6,906,356
Change in net unrealized appreciation/depreciation on investments	1,183,732	(1,342,051)
Change in net assets resulting from operations	3,312,964	5,349,764
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2,298,902)	—
Change in net assets resulting from distributions	(2,298,902)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	555,264,386	774,453,056
Dividends reinvested	2,199,952	—
Value of shares redeemed	(561,235,519)	(784,273,295)
Change in net assets resulting from capital transactions	(3,771,181)	(9,820,239)
Change in net assets	(2,757,119)	(4,470,445)
NET ASSETS:
Beginning of period	22,902,771	27,373,216
End of period	$20,145,652	$22,902,771
Accumulated net investment income (loss)	$(153,048)	$567
SHARE TRANSACTIONS:
Issued	45,175,192	79,552,188
Reinvested	179,295	—
Redeemed	(45,623,809)	(80,450,672)
Change in shares	(269,322)	(898,484)

See accompanying notes to the financial statements.

116 :: ProFund VP UltraBull :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$11.74		$9.61	$6.72	$21.04	$23.84	$20.65
Investment Activities:
Net investment income (loss)(a)	(0.07)		(0.09)	(0.02)	0.09	0.21	0.16
Net realized and unrealized gains (losses) on investments	1.21		2.22	3.01	(14.12)	0.12	4.40
Total income (loss) from investment activities	1.14		2.13	2.99	(14.03)	0.33	4.56
Distributions to Shareholders From:
Net investment income	—		—	(0.10)	(0.29)	(0.18)	(0.09)
Net realized gains on investments	(0.90)		—	—	—	(2.95)	(1.28)
Total distributions	(0.90)		—	(0.10)	(0.29)	(3.13)	(1.37)
Net Asset Value, End of Period	$11.98		$11.74	$9.61	$6.72	$21.04	$23.84
Total Return	9.53	%(b)	22.16%	44.64%	(67.40)%	0.85%	23.06%
Ratios to Average Net Assets:
Gross expenses(c)	1.64%		1.78%	1.78%	1.81%	1.68%	1.75%
Net expenses(c)	1.64%		1.68%	1.66%	1.63%	1.63%	1.72%
Net investment income (loss)(c)	(1.09)%		(0.94)%	(0.21)%	0.67%	0.88%	0.74%
Supplemental Data:
Net assets, end of period (000's)	$20,146		$22,903	$27,373	$52,283	$61,911	$70,430
Portfolio turnover rate(d)	1	%(b)	1,329%	629%	909%	916%	1,411%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP UltraBull :: 117

Investment Objective: The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Futures Contracts	21%
Swap Agreements	99%
Total Exposure	198%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Green Mountain Coffee Roasters, Inc.	0.7%
Vertex Pharmaceuticals, Inc.	0.7%
BorgWarner, Inc.	0.6%
Lubrizol Corp.	0.6%
Dollar Tree, Inc.	0.5%

S&P MidCap 400 Index – Composition

% of Index
Industrial	19%
Consumer Non-Cyclical	19%
Financial	18%
Consumer Cyclical	13%
Technology	10%
Energy	6%
Utilities	6%
Basic Materials	5%
Communications	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (78.4%)
	Shares	Value
99 Cents Only Stores* (Retail)	810	$16,394
Aaron's, Inc. (Commercial Services)	1,215	34,336
ACI Worldwide, Inc.* (Software)	540	18,236
Acuity Brands, Inc. (Miscellaneous Manufacturing)	675	37,652
Acxiom Corp.* (Software)	1,350	17,699
ADTRAN, Inc. (Telecommunications)	1,080	41,807
Advance Auto Parts, Inc. (Retail)	1,350	78,961
Advent Software, Inc.* (Software)	540	15,212
Aecom Technology Corp.* (Engineering & Construction)	2,025	55,363
Aeropostale, Inc.* (Retail)	1,350	23,625
Affiliated Managers Group, Inc.* (Diversified Financial Services)	945	95,870
AGCO Corp.* (Machinery-Diversified)	1,620	79,963
AGL Resources, Inc. (Gas)	1,350	54,959
Alaska Air Group, Inc.* (Airlines)	675	46,211
Albemarle Corp. (Chemicals)	1,620	112,104
Alexander & Baldwin, Inc. (Transportation)	675	32,508
Alexandria Real Estate Equities, Inc. (REIT)	1,080	83,614
Alliance Data Systems Corp.* (Commercial Services)	810	76,197
Alliant Energy Corp. (Electric)	1,890	76,847
Alliant Techsystems, Inc. (Aerospace/Defense)	540	38,518
Allscripts Healthcare Solutions, Inc.* (Software)	3,240	62,921
AMC Networks, Inc.—Class A* (Media)	1,080	46,980
American Eagle Outfitters, Inc. (Retail)	3,375	43,031
American Financial Group, Inc. (Insurance)	1,350	48,182
American Greetings Corp.—Class A (Household Products/Wares)	675	16,227
Ametek, Inc. (Electrical Components & Equipment)	2,700	121,230
Ann, Inc.* (Retail)	945	24,665
ANSYS, Inc.* (Software)	1,620	88,565
AOL, Inc.* (Internet)	1,890	37,535
Apollo Investment Corp. (Investment Companies)	3,375	34,459
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,215	63,593
Aqua America, Inc. (Water)	2,430	53,411
Arch Coal, Inc. (Coal)	3,645	97,176

Common Stocks, continued
	Shares	Value
Arrow Electronics, Inc.* (Electronics)	2,025	$84,037
Arthur J. Gallagher & Co. (Insurance)	1,890	53,941
Ascena Retail Group, Inc.* (Retail)	1,215	41,371
Ashland, Inc. (Chemicals)	1,350	87,237
Aspen Insurance Holdings, Ltd. (Insurance)	1,215	31,262
Associated Banc-Corp (Banks)	2,970	41,283
Astoria Financial Corp. (Savings & Loans)	1,485	18,993
Atmel Corp.* (Semiconductors)	7,830	110,168
Atmos Energy Corp. (Gas)	1,485	49,376
Atwood Oceanics, Inc.* (Oil & Gas)	945	41,703
Avnet, Inc.* (Electronics)	2,565	81,772
Bally Technologies, Inc.* (Entertainment)	675	27,459
BancorpSouth, Inc. (Banks)	1,215	15,078
Bank of Hawaii Corp. (Banks)	810	37,681
Barnes & Noble, Inc. (Retail)	675	11,192
BE Aerospace, Inc.* (Aerospace/Defense)	1,755	71,622
Bill Barrett Corp.* (Oil & Gas)	810	37,544
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	270	32,227
BJ's Wholesale Club, Inc.* (Retail)	945	47,581
Black Hills Corp. (Electric)	675	20,311
Bob Evans Farms, Inc. (Retail)	540	18,884
BorgWarner, Inc.* (Auto Parts & Equipment)	1,890	152,693
BRE Properties, Inc.—Class A (REIT)	1,215	60,604
Brinker International, Inc. (Retail)	1,485	36,323
Broadridge Financial Solutions, Inc. (Software)	2,160	51,991
Brown & Brown, Inc. (Insurance)	2,025	51,962
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	1,350	123,741
Cabot Corp. (Chemicals)	1,080	43,060
Cadence Design Systems, Inc.* (Computers)	4,590	48,470
Camden Property Trust (REIT)	1,215	77,298
CARBO Ceramics, Inc. (Oil & Gas Services)	270	43,997
Career Education Corp.* (Commercial Services)	1,080	22,842
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,080	53,168
Carpenter Technology Corp. (Iron/Steel)	810	46,721
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	810	45,214
Cathay Bancorp, Inc. (Banks)	1,350	22,127
Charles River Laboratories International, Inc.* (Biotechnology)	945	38,414

See accompanying notes to the financial statements.

118 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value
Cheesecake Factory, Inc.* (Retail)	945	$29,645
Chico's FAS, Inc. (Retail)	2,970	45,233
Church & Dwight, Inc. (Household Products/Wares)	2,430	98,512
Ciena Corp.* (Telecommunications)	1,620	29,776
Cimarex Energy Co. (Oil & Gas)	1,485	133,531
City National Corp. (Banks)	810	43,943
Clean Harbors, Inc.* (Environmental Control)	405	41,816
Cleco Corp. (Electric)	1,080	37,638
Collective Brands, Inc.* (Retail)	1,080	15,865
Commerce Bancshares, Inc. (Banks)	1,350	58,050
Commercial Metals Co. (Metal Fabricate/Hardware)	2,025	29,059
Community Health Systems, Inc.* (Healthcare-Services)	1,620	41,602
Compass Minerals International, Inc. (Mining)	540	46,478
Comstock Resources, Inc.* (Oil & Gas)	810	23,320
Con-way, Inc. (Transportation)	945	36,675
Concur Technologies, Inc.* (Software)	810	40,557
Convergys Corp.* (Commercial Services)	2,025	27,621
Copart, Inc.* (Retail)	1,080	50,328
CoreLogic, Inc.* (Commercial Services)	1,890	31,582
Corn Products International, Inc. (Food)	1,350	74,628
Corporate Office Properties Trust (REIT)	1,215	37,799
Corrections Corp. of America* (Commercial Services)	1,890	40,919
Cousins Properties, Inc. (REIT)	1,755	14,988
Covance, Inc.* (Healthcare-Services)	1,080	64,120
Crane Co. (Miscellaneous Manufacturing)	810	40,022
Cree Research, Inc.* (Semiconductors)	1,890	63,485
Cullen/Frost Bankers, Inc. (Banks)	1,080	61,398
Cypress Semiconductor Corp. (Semiconductors)	2,835	59,932
Cytec Industries, Inc. (Chemicals)	810	46,324
Deckers Outdoor Corp.* (Apparel)	675	59,494
Deluxe Corp. (Commercial Services)	945	23,351
Dick's Sporting Goods, Inc.* (Retail)	1,620	62,289
Diebold, Inc. (Computers)	1,080	33,491
Digital River, Inc.* (Internet)	675	21,708
Dollar Tree, Inc.* (Retail)	2,160	143,899
Domtar Corp. (Forest Products & Paper)	675	63,936
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,350	81,918
DPL, Inc. (Electric)	2,025	61,074
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	1,215	24,422
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,350	72,562
Dril-Quip, Inc.* (Oil & Gas Services)	540	36,628
DST Systems, Inc. (Computers)	675	35,640
Duke Realty Corp. (REIT)	4,320	60,523
East West Bancorp, Inc. (Banks)	2,565	51,839
Eastman Kodak Co.* (Miscellaneous Manufacturing)	4,590	16,432
Eaton Vance Corp. (Diversified Financial Services)	2,025	61,216
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,025	81,344
Energen Corp. (Gas)	1,215	68,647
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,215	87,917
Equinix, Inc.* (Internet)	810	81,826
Equity One, Inc. (REIT)	1,080	20,131
Essex Property Trust, Inc. (REIT)	540	73,057
Everest Re Group, Ltd. (Insurance)	945	77,254
Exterran Holdings, Inc.* (Oil & Gas Services)	1,080	21,416
FactSet Research Systems, Inc. (Computers)	810	82,879

Common Stocks, continued
	Shares	Value
Fair Isaac Corp. (Software)	675	$20,385
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,160	36,094
Federal Realty Investment Trust (REIT)	1,080	91,994
Fidelity National Title Group, Inc.—Class A (Insurance)	3,780	59,497
First American Financial Corp. (Insurance)	1,755	27,466
First Niagara Financial Group, Inc. (Savings & Loans)	5,130	67,716
FirstMerit Corp. (Banks)	1,890	31,204
Flowers Foods, Inc. (Food)	2,025	44,631
Foot Locker, Inc. (Retail)	2,700	64,152
Forest Oil Corp.* (Oil & Gas)	1,890	50,482
Fossil, Inc.* (Household Products/Wares)	810	95,353
FTI Consulting, Inc.* (Commercial Services)	675	25,610
Fulton Financial Corp. (Banks)	3,375	36,146
Gardner Denver, Inc. (Machinery-Diversified)	945	79,427
Gartner Group, Inc.* (Commercial Services)	1,485	59,831
GATX Corp. (Trucking & Leasing)	810	30,067
Gen-Probe, Inc.* (Healthcare-Products)	810	56,011
Gentex Corp. (Electronics)	2,430	73,459
Global Payments, Inc. (Software)	1,350	68,850
Graco, Inc. (Machinery-Diversified)	1,080	54,713
Granite Construction, Inc. (Engineering & Construction)	540	13,246
Great Plains Energy, Inc. (Electric)	2,295	47,575
Green Mountain Coffee Roasters, Inc.* (Beverages)	2,160	192,802
Greenhill & Co., Inc. (Diversified Financial Services)	405	21,797
Greif, Inc.—Class A (Packaging & Containers)	540	35,116
GUESS?, Inc. (Apparel)	1,080	45,425
Hancock Holding Co. (Banks)	1,485	46,005
Hanesbrands, Inc.* (Apparel)	1,620	46,251
Hanover Insurance Group, Inc. (Insurance)	810	30,545
Hansen Natural Corp.* (Beverages)	1,215	98,354
Harsco Corp. (Miscellaneous Manufacturing)	1,350	44,010
Hawaiian Electric Industries, Inc. (Electric)	1,620	38,977
HCC Insurance Holdings, Inc. (Insurance)	1,890	59,535
Health Management Associates, Inc.—Class A* (Healthcare-Services)	4,320	46,570
Health Net, Inc.* (Healthcare-Services)	1,485	47,698
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,755	29,063
Henry Schein, Inc.* (Healthcare-Products)	1,620	115,976
Herman Miller, Inc. (Office Furnishings)	945	25,723
Highwoods Properties, Inc. (REIT)	1,215	40,253
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,080	49,723
HNI Corp. (Office Furnishings)	810	20,347
Holly Corp. (Oil & Gas)	1,755	121,797
Hologic, Inc.* (Healthcare-Products)	4,455	89,857
Hospitality Properties Trust (REIT)	2,160	52,380
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,080	70,146
Huntington Ingalls Industries, Inc.* (Transportation)	810	27,945
IDACORP, Inc. (Electric)	810	31,995
IDEX Corp. (Machinery-Diversified)	1,485	68,087
IDEXX Laboratories, Inc.* (Healthcare-Products)	945	73,294
Immucor, Inc.* (Healthcare-Products)	1,215	24,810
Informatica Corp.* (Software)	1,755	102,545
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	2,700	48,978
Integrated Device Technology, Inc.* (Semiconductors)	2,565	20,161

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 119

Common Stocks, continued
	Shares	Value
International Bancshares Corp. (Banks)	945	$15,810
International Rectifier Corp.* (Semiconductors)	1,215	33,984
International Speedway Corp.—Class A (Entertainment)	540	15,341
Intersil Corp.—Class A (Semiconductors)	2,160	27,756
Intrepid Potash, Inc.* (Chemicals)	810	26,325
Itron, Inc.* (Electronics)	675	32,508
ITT Educational Services, Inc.* (Commercial Services)	405	31,687
J. Crew Group—Escrowed Security*(a) (Retail)	1,288	—
J.B. Hunt Transport Services, Inc. (Transportation)	1,485	69,929
Jack Henry & Associates, Inc. (Computers)	1,485	44,565
Jefferies Group, Inc. (Diversified Financial Services)	2,430	49,572
JetBlue Airways Corp.* (Airlines)	3,510	21,411
John Wiley & Sons, Inc. (Media)	810	42,128
Jones Lang LaSalle, Inc. (Real Estate)	675	63,652
Kansas City Southern Industries, Inc.* (Transportation)	1,890	112,134
KB Home (Home Builders)	1,215	11,883
KBR, Inc. (Engineering & Construction)	2,565	96,675
Kennametal, Inc. (Hand/Machine Tools)	1,350	56,983
Kindred Healthcare, Inc.* (Healthcare-Services)	945	20,289
Kinetic Concepts, Inc.* (Healthcare-Products)	1,080	62,240
Kirby Corp.* (Transportation)	945	53,553
Korn/Ferry International* (Commercial Services)	810	17,812
Lam Research Corp.* (Semiconductors)	2,160	95,645
Lamar Advertising Co.* (Advertising)	945	25,865
Lancaster Colony Corp. (Miscellaneous Manufacturing)	270	16,421
Landstar System, Inc. (Transportation)	810	37,649
Lender Processing Services, Inc. (Diversified Financial Services)	1,485	31,051
Lennox International, Inc. (Building Materials)	810	34,887
Liberty Property Trust (REIT)	2,025	65,974
Life Time Fitness, Inc.* (Leisure Time)	675	26,939
LifePoint Hospitals, Inc.* (Healthcare-Services)	945	36,931
Lincare Holdings, Inc. (Healthcare-Services)	1,620	47,417
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,485	53,237
LKQ Corp.* (Distribution/Wholesale)	2,565	66,921
Louisiana-Pacific Corp.* (Forest Products & Paper)	2,295	18,681
Lubrizol Corp. (Chemicals)	1,080	145,012
M.D.C. Holdings, Inc. (Home Builders)	675	16,632
Mack-Cali Realty Corp. (REIT)	1,485	48,916
Manpower, Inc. (Commercial Services)	1,350	72,427
ManTech International Corp.—Class A (Software)	405	17,990
Martin Marietta Materials (Building Materials)	810	64,776
Masimo Corp. (Healthcare-Products)	1,080	32,054
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	540	21,681
MDU Resources Group, Inc. (Electric)	3,240	72,900
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,080	41,224
Mednax, Inc.* (Healthcare-Services)	810	58,474
Mentor Graphics Corp.* (Computers)	1,890	24,211
Mercury General Corp. (Insurance)	675	26,656
Meredith Corp. (Media)	675	21,013
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	540	91,082
Micros Systems, Inc.* (Computers)	1,350	67,108
Mine Safety Appliances Co. (Environmental Control)	540	20,164

Common Stocks, continued
	Shares	Value
Minerals Technologies, Inc. (Chemicals)	270	$17,898
Mohawk Industries, Inc.* (Textiles)	945	56,691
MSC Industrial Direct Co.—Class A (Retail)	810	53,711
MSCI, Inc.—Class A* (Software)	2,025	76,302
National Fuel Gas Co. (Pipelines)	1,350	98,280
National Instruments Corp. (Computers)	1,485	44,090
Nationwide Health Properties, Inc. (REIT)	2,160	89,446
NCR Corp.* (Computers)	2,700	51,003
NeuStar, Inc.* (Telecommunications)	1,215	31,833
New York Community Bancorp (Savings & Loans)	7,560	113,324
NewMarket Corp. (Chemicals)	135	23,046
Nordson Corp. (Machinery-Diversified)	1,215	66,643
Northern Oil and Gas, Inc.* (Oil & Gas)	945	20,932
NSTAR (Electric)	1,755	80,695
NV Energy, Inc. (Electric)	4,050	62,167
NVR, Inc.* (Home Builders)	135	97,940
Oceaneering International, Inc. (Oil & Gas Services)	1,890	76,545
Office Depot, Inc.* (Retail)	4,860	20,509
OGE Energy Corp. (Electric)	1,620	81,518
Oil States International, Inc.* (Oil & Gas Services)	945	75,515
Old Republic International Corp. (Insurance)	4,320	50,760
Olin Corp. (Chemicals)	1,350	30,591
OMEGA Healthcare Investors, Inc. (REIT)	1,755	36,873
Omnicare, Inc. (Pharmaceuticals)	2,025	64,577
Oshkosh Truck Corp.* (Auto Manufacturers)	1,620	46,883
Overseas Shipholding Group, Inc. (Transportation)	405	10,911
Owens & Minor, Inc. (Distribution/Wholesale)	1,080	37,249
Packaging Corp. of America (Packaging & Containers)	1,755	49,122
Panera Bread Co.—Class A* (Retail)	540	67,856
Parametric Technology Corp.* (Software)	2,025	46,433
Patriot Coal Corp.* (Coal)	1,620	36,061
Patterson-UTI Energy, Inc. (Oil & Gas)	2,700	85,347
Pentair, Inc. (Miscellaneous Manufacturing)	1,620	65,383
Perrigo Co. (Pharmaceuticals)	1,485	130,487
PetSmart, Inc. (Retail)	1,890	85,749
Pharmaceutical Product Development, Inc. (Commercial Services)	1,890	50,728
Phillips-Van Heusen Corp. (Apparel)	1,215	79,546
Plains Exploration & Production Co.* (Oil & Gas)	2,430	92,632
Plantronics, Inc. (Telecommunications)	810	29,589
PNM Resources, Inc. (Electric)	1,485	24,859
Polaris Industries, Inc. (Leisure Time)	540	60,032
Polycom, Inc.* (Telecommunications)	1,485	95,485
Potlatch Corp. (Forest Products & Paper)	675	23,807
Prosperity Bancshares, Inc. (Banks)	810	35,494
Protective Life Corp. (Insurance)	1,485	34,348
QLogic Corp.* (Semiconductors)	1,755	27,940
Quest Software, Inc.* (Software)	1,080	24,548
Questar Corp. (Pipelines)	3,105	54,990
Quicksilver Resources, Inc.* (Oil & Gas)	2,025	29,889
Rackspace Hosting, Inc.* (Internet)	1,755	75,009
RadioShack Corp. (Retail)	1,755	23,359
Ralcorp Holdings, Inc.* (Food)	945	81,818
Raymond James Financial Corp. (Diversified Financial Services)	1,755	56,423
Rayonier, Inc. (Forest Products & Paper)	1,350	88,222
Realty Income Corp. (REIT)	2,160	72,338
Regal-Beloit Corp. (Hand/Machine Tools)	675	45,070
Regency Centers Corp. (REIT)	1,485	65,295
Regis Corp. (Retail)	945	14,477
Reinsurance Group of America, Inc. (Insurance)	1,215	73,945

See accompanying notes to the financial statements.

120 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value
Reliance Steel & Aluminum Co. (Iron/Steel)	1,215	$60,325
Rent-A-Center, Inc. (Commercial Services)	1,080	33,005
ResMed, Inc.* (Healthcare-Products)	2,565	79,387
RF Micro Devices, Inc.* (Telecommunications)	4,725	28,917
Riverbed Technology, Inc.* (Computers)	2,565	101,548
Rock-Tenn Co.—Class A (Forest Products & Paper)	1,215	80,603
Rollins, Inc. (Commercial Services)	1,080	22,010
Rovi Corp.* (Semiconductors)	1,890	108,410
RPM, Inc. (Chemicals)	2,295	52,831
Ruddick Corp. (Food)	675	29,390
Saks, Inc.* (Retail)	2,835	31,667
Scholastic Corp. (Media)	405	10,773
Scientific Games Corp.—Class A* (Entertainment)	1,080	11,167
SEI Investments Co. (Software)	2,430	54,699
Semtech Corp.* (Semiconductors)	1,080	29,527
Senior Housing Properties Trust (REIT)	2,430	56,886
Sensient Technologies Corp. (Chemicals)	810	30,027
Service Corp. International (Commercial Services)	4,050	47,304
Shaw Group, Inc.* (Engineering & Construction)	1,215	36,705
Silgan Holdings, Inc. (Packaging & Containers)	810	33,186
Silicon Laboratories, Inc.* (Semiconductors)	810	33,421
Skyworks Solutions, Inc.* (Semiconductors)	3,240	74,455
SL Green Realty Corp. (REIT)	1,485	123,062
SM Energy Co. (Oil & Gas)	1,080	79,358
Smithfield Foods, Inc.* (Food)	2,835	62,001
Solera Holdings, Inc. (Software)	1,215	71,879
Sonoco Products Co. (Packaging & Containers)	1,755	62,373
Sotheby's (Commercial Services)	1,215	52,853
Southern Union Co. (Gas)	2,160	86,724
SPX Corp. (Miscellaneous Manufacturing)	810	66,955
SRA International, Inc.—Class A* (Computers)	675	20,871
StanCorp Financial Group, Inc. (Insurance)	810	34,174
Steel Dynamics, Inc. (Iron/Steel)	3,780	61,425
STERIS Corp. (Healthcare-Products)	1,080	37,778
Strayer Education, Inc. (Commercial Services)	270	34,125
Superior Energy Services, Inc.* (Oil & Gas Services)	1,350	50,139
SVB Financial Group* (Banks)	675	40,304
Synopsys, Inc.* (Computers)	2,565	65,946
Synovus Financial Corp. (Banks)	13,500	28,080
Taubman Centers, Inc. (REIT)	945	55,944
TCF Financial Corp. (Banks)	2,700	37,260
Tech Data Corp.* (Distribution/Wholesale)	810	39,601
Techne Corp. (Healthcare-Products)	675	56,275
Teleflex, Inc. (Miscellaneous Manufacturing)	675	41,216
Telephone & Data Systems, Inc. (Telecommunications)	1,620	50,350
Temple-Inland, Inc. (Forest Products & Paper)	1,890	56,209
Terex Corp.* (Machinery-Construction & Mining)	1,890	53,771
The Brink's Co. (Miscellaneous Manufacturing)	810	24,162
The Cooper Cos., Inc. (Healthcare-Products)	810	64,184
The Corporate Executive Board Co. (Commercial Services)	540	23,571
The Macerich Co. (REIT)	2,295	122,782
The New York Times Co.—Class A* (Media)	2,025	17,658
The Ryland Group, Inc. (Home Builders)	810	13,389
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	810	41,561
The Timberland Co.—Class A* (Apparel)	675	29,005
The Timken Co. (Metal Fabricate/Hardware)	1,350	68,040
The Warnaco Group, Inc.* (Apparel)	810	42,323
Thomas & Betts Corp.* (Electronics)	945	50,888

Common Stocks, continued
	Shares	Value
Thor Industries, Inc. (Home Builders)	675	$19,467
Thoratec Corp.* (Healthcare-Products)	945	31,015
Tibco Software, Inc.* (Internet)	2,835	82,272
Tidewater, Inc. (Oil & Gas Services)	945	50,850
Toll Brothers, Inc.* (Home Builders)	2,565	53,198
Tootsie Roll Industries, Inc. (Food)	405	11,850
Towers Watson & Co.—Class A (Commercial Services)	810	53,225
Tractor Supply Co. (Retail)	1,215	81,259
Transatlantic Holdings, Inc. (Insurance)	1,080	52,931
Trimble Navigation, Ltd.* (Electronics)	2,160	85,622
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,350	47,088
Triumph Group, Inc. (Aerospace/Defense)	270	26,887
Trustmark Corp. (Banks)	945	22,122
Tupperware Corp. (Household Products/Wares)	1,080	72,846
tw telecom, Inc.* (Telecommunications)	2,565	52,659
UDR, Inc. (REIT)	3,240	79,542
UGI Corp. (Gas)	1,890	60,272
Under Armour, Inc.—Class A* (Retail)	675	52,184
Unit Corp.* (Oil & Gas)	675	41,128
United Rentals, Inc.* (Commercial Services)	1,080	27,432
United Therapeutics Corp.* (Pharmaceuticals)	810	44,631
Unitrin, Inc. (Insurance)	810	24,033
Universal Corp. (Agriculture)	405	15,256
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,620	83,479
URS Corp.* (Engineering & Construction)	1,350	60,399
UTI Worldwide, Inc. (Transportation)	1,755	34,556
Valley National Bancorp (Banks)	2,970	40,422
Valmont Industries, Inc. (Metal Fabricate/Hardware)	405	39,038
Valspar Corp. (Chemicals)	1,620	58,417
ValueClick, Inc.* (Internet)	1,350	22,410
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,350	82,944
VCA Antech, Inc.* (Pharmaceuticals)	1,485	31,482
Vectren Corp. (Gas)	1,350	37,611
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,510	182,485
Vishay Intertechnology, Inc.* (Electronics)	2,835	42,638
W.R. Berkley Corp. (Insurance)	2,025	65,691
Wabtec Corp. (Machinery-Diversified)	810	53,233
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,485	53,980
Washington Federal, Inc. (Savings & Loans)	1,890	31,053
Waste Connections, Inc. (Environmental Control)	1,890	59,970
Watsco, Inc. (Distribution/Wholesale)	540	36,715
Webster Financial Corp. (Banks)	1,215	25,539
Weingarten Realty Investors (REIT)	2,025	50,949
WellCare Health Plans, Inc.* (Healthcare-Services)	675	34,702
Wendy's/Arby's Group, Inc.—Class A (Retail-Restaurants)	5,535	28,062
Werner Enterprises, Inc. (Transportation)	810	20,291
Westamerica Bancorp (Banks)	540	26,595
Westar Energy, Inc. (Electric)	1,890	50,860
WGL Holdings, Inc. (Gas)	945	36,373
Williams Sonoma, Inc. (Retail)	1,755	64,040
WMS Industries, Inc.* (Leisure Time)	945	29,030
Woodward, Inc. (Electronics)	1,080	37,649
Worthington Industries, Inc. (Metal Fabricate/Hardware)	945	21,830
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	945	39,852
TOTAL COMMON STOCKS (Cost $12,668,025)		20,554,142

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 121

Repurchase Agreements(b)(c) (17.4%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $4,556,000	$4,556,000	$4,556,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,556,000)		4,556,000
TOTAL INVESTMENT SECURITIES (Cost $17,224,025)—95.8%		25,110,142
Net other assets (liabilities)—4.2%		1,091,704
NET ASSETS—100.0%		$26,201,846

*  Non-income producing security

(a)  Security issued in connection with a pending litigation settlement and was fair valued at $0 on June 30, 2011.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $2,925,000.

(c)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring 9/19/11 (Underlying notional amount at value $5,467,280)	56	$171,723
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$21,045,379	$605,978
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	4,899,171	143,436
		$749,414

ProFund VP UltraMid-Cap invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Advertising	$25,865	0.1%
Aerospace/Defense	137,027	0.5%
Agriculture	15,256	0.1%
Airlines	67,622	0.2%
Apparel	302,044	1.1%
Auto Manufacturers	46,883	0.2%
Auto Parts & Equipment	152,693	0.6%
Banks	716,380	2.7%
Beverages	291,156	1.1%

	Value	% of Net Assets
Biotechnology	$253,126	1.0%
Building Materials	99,663	0.4%
Chemicals	672,872	2.6%
Coal	133,237	0.5%
Commercial Services	808,468	3.1%
Computers	619,822	2.4%
Distribution/Wholesale	229,464	0.9%
Diversified Financial Services	369,909	1.4%
Electric	687,416	2.6%
Electrical Components & Equipment	370,375	1.4%
Electronics	488,573	1.9%
Engineering & Construction	262,388	1.0%
Entertainment	78,389	0.3%
Environmental Control	121,950	0.5%
Food	304,318	1.1%
Forest Products & Paper	331,458	1.3%
Gas	393,962	1.5%
Hand/Machine Tools	155,290	0.6%
Healthcare-Products	772,604	2.9%
Healthcare-Services	481,282	1.8%
Home Builders	212,509	0.8%
Household Products/Wares	324,499	1.2%
Insurance	802,182	3.1%
Internet	320,760	1.2%
Investment Companies	34,459	0.1%
Iron/Steel	168,471	0.6%
Leisure Time	116,001	0.4%
Machinery-Construction & Mining	177,512	0.7%
Machinery-Diversified	441,917	1.7%
Media	138,552	0.5%
Metal Fabricate/Hardware	157,967	0.6%
Mining	46,478	0.2%
Miscellaneous Manufacturing	619,701	2.4%
Office Furnishings	46,070	0.2%
Oil & Gas	757,663	2.9%
Oil & Gas Services	456,715	1.7%
Packaging & Containers	179,797	0.7%
Pharmaceuticals	438,959	1.7%
Pipelines	153,270	0.6%
REIT	1,480,649	5.6%
Real Estate	63,652	0.2%
Retail	1,248,249	4.8%
Retail-Restaurants	28,062	0.1%
Savings & Loans	231,086	0.9%
Semiconductors	803,922	3.1%
Software	778,812	3.0%
Telecommunications	360,416	1.4%
Textiles	56,691	0.2%
Transportation	436,151	1.7%
Trucking & Leasing	30,067	0.1%
Water	53,411	0.2%
Other**	5,647,704	21.6%
Total	$26,201,846	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

122 :: ProFund VP UltraMid-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$17,224,025
Securities, at value	20,554,142
Repurchase agreements, at value	4,556,000
Total Investment Securities, at value	25,110,142
Segregated cash balances with brokers	338,938
Dividends receivable	16,767
Unrealized gain on swap agreements	749,414
Receivable for capital shares issued	197,302
Receivable for investments sold	221,062
Variation margin on futures contracts	31,517
Prepaid expenses	386
TOTAL ASSETS	26,665,528
LIABILITIES:
Cash overdraft	150,142
Payable for investments purchased	192,171
Payable for capital shares redeemed	65,982
Advisory fees payable	15,391
Management services fees payable	2,052
Administration fees payable	925
Administrative services fees payable	8,504
Distribution fees payable	6,882
Trustee fees payable	3
Transfer agency fees payable	3,375
Fund accounting fees payable	1,973
Compliance services fees payable	315
Other accrued expenses	15,967
TOTAL LIABILITIES	463,682
NET ASSETS	$26,201,846
NET ASSETS CONSIST OF:
Capital	$30,159,489
Accumulated net investment income (loss)	(148,881)
Accumulated net realized gains (losses) on investments	(12,616,016)
Net unrealized appreciation (depreciation) on investments	8,807,254
NET ASSETS	$26,201,846
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	830,595
Net Asset Value (offering and redemption price per share)	$31.55

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$153,602
Interest	3,664
TOTAL INVESTMENT INCOME	157,266
EXPENSES:
Advisory fees	136,673
Management services fees	18,223
Administration fees	7,198
Transfer agency fees	10,283
Administrative services fees	59,620
Distribution fees	45,557
Custody fees	3,265
Fund accounting fees	15,049
Trustee fees	281
Compliance services fees	184
Other fees	22,257
Total Gross Expenses before reductions	318,590
Less Expenses reduced by the Advisor	(12,443)
TOTAL NET EXPENSES	306,147
NET INVESTMENT INCOME (LOSS)	(148,881)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	974,011
Net realized gains (losses) on futures contracts	530,994
Net realized gains (losses) on swap agreements	1,861,337
Change in net unrealized appreciation/depreciation on investments	1,411,773
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,778,115
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,629,234

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 123

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(148,881)	$(249,453)
Net realized gains (losses) on investments	3,366,342	8,827,919
Change in net unrealized appreciation/depreciation on investments	1,411,773	3,057,393
Change in net assets resulting from operations	4,629,234	11,635,859
CAPITAL TRANSACTIONS:
Proceeds from shares issued	193,813,416	344,588,727
Value of shares redeemed	(214,614,901)	(344,308,356)
Change in net assets resulting from capital transactions	(20,801,485)	280,371
Change in net assets	(16,172,251)	11,916,230
NET ASSETS:
Beginning of period	42,374,097	30,457,867
End of period	$26,201,846	$42,374,097
Accumulated net investment income (loss)	$(148,881)	$—
SHARE TRANSACTIONS:
Issued	6,283,050	16,511,263
Redeemed	(6,994,344)	(16,628,357)
Change in shares	(711,294)	(117,094)

See accompanying notes to the financial statements.

124 :: ProFund VP UltraMid-Cap :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$27.48		$18.36	$11.08	$34.48	$33.34	$37.93
Investment Activities:
Net investment income (loss)(a)	(0.12)		(0.18)	(0.09)	0.01	0.18	0.13
Net realized and unrealized gains (losses) on investments	4.19		9.30	7.38	(23.09)	1.84	2.96
Total income (loss) from investment activities	4.07		9.12	7.29	(23.08)	2.02	3.09
Distributions to Shareholders From:
Net investment income	—		—	(0.01)	(0.32)	(0.10)	—
Net realized gains on investments	—		—	—	—	(0.78)	(7.68)
Total distributions	—		—	(0.01)	(0.32)	(0.88)	(7.68)
Net Asset Value, End of Period	$31.55		$27.48	$18.36	$11.08	$34.48	$33.34
Total Return	14.81	%(b)	49.67%	65.79%	(67.48)%	6.00%	10.64%
Ratios to Average Net Assets:
Gross expenses(c)	1.75%		1.78%	1.84%	1.77%	1.69%	1.76%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.63%	1.73%
Net investment income (loss)(c)	(0.82)%		(0.83)%	(0.66)%	0.04%	0.47%	0.34%
Supplemental Data:
Net assets, end of period (000's)	$26,202		$42,374	$30,458	$23,062	$65,251	$79,619
Portfolio turnover rate(d)	6	%(b)	219%	283%	496%	501%	612%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP UltraMid-Cap :: 125

Investment Objective: The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	13%
Futures Contracts	14%
Swap Agreements	173%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HealthSpring, Inc.	NM
MFA Financial, Inc.	NM
Rosetta Resources, Inc.	NM
Genesee & Wyoming, Inc.—Class A	NM
Netlogic Microsystems, Inc.	NM

NM  Not meaningful, amount is less than 0.05%.

Russell 2000 Index – Composition

% of Index
Consumer Non-Cyclical	20%
Financial	20%
Industrial	14%
Consumer Cyclical	14%
Technology	11%
Communications	8%
Energy	6%
Basic Materials	4%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (13.3%)

	Shares	Value
1st Source Corp. (Banks)	102	$2,115
3D Systems Corp.* (Computers)	102	2,010
99 Cents Only Stores* (Retail)	102	2,064
A123 Systems, Inc.* (Electrical Components & Equipment)	255	1,357
AAON, Inc. (Building Materials)	68	1,485
AAR Corp. (Aerospace/Defense)	102	2,763
Abaxis, Inc.* (Healthcare-Products)	68	1,853
ABIOMED, Inc.* (Healthcare-Products)	85	1,377
ABM Industries, Inc. (Commercial Services)	153	3,571
AboveNet, Inc. (Internet)	68	4,791
Acacia Research Corp.* (Media)	119	4,366
Acadia Realty Trust (REIT)	34	691
Accelrys, Inc.* (Software)	272	1,934
Acco Brands Corp.* (Household Products/Wares)	136	1,068
Accretive Health, Inc.* (Commercial Services)	102	2,937
Accuray, Inc.* (Healthcare-Products)	170	1,362
Accuride Corp.* (Auto Parts & Equipment)	68	859
ACI Worldwide, Inc.* (Software)	119	4,019
Acorda Therapeutics, Inc.* (Biotechnology)	102	3,296
Actuant Corp.—Class A (Miscellaneous Manufacturing)	170	4,561
Acuity Brands, Inc. (Miscellaneous Manufacturing)	102	5,690
Acxiom Corp.* (Software)	170	2,229
ADTRAN, Inc. (Telecommunications)	136	5,265
Advance America Cash Advance Centers, Inc. (Commercial Services)	170	1,171
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	119	1,760
Advent Software, Inc.* (Software)	85	2,394
Advisory Board Co.* (Commercial Services)	34	1,968
Aeroflex Holding Corp.* (Semiconductors)	34	617
Aeropostale, Inc.* (Retail)	204	3,570
Aerovironment, Inc.* (Aerospace/Defense)	34	1,202
AFC Enterprises, Inc.* (Retail)	85	1,398
Affymetrix, Inc.* (Biotechnology)	170	1,348
Air Methods Corp.* (Healthcare-Services)	34	2,541

Common Stocks, continued

	Shares	Value
Air Transport Services Group, Inc.* (Transportation)	153	$1,048
Aircastle, Ltd. (Trucking & Leasing)	170	2,162
Akorn, Inc.* (Pharmaceuticals)	153	1,071
Alaska Air Group, Inc.* (Airlines)	85	5,819
Alaska Communications Systems Group, Inc. (Telecommunications)	170	1,508
Albany International Corp.—Class A (Machinery-Diversified)	85	2,243
Align Technology, Inc.* (Healthcare-Products)	153	3,488
Alkermes, Inc.* (Pharmaceuticals)	238	4,427
Allegiant Travel Co.* (Airlines)	34	1,683
ALLETE, Inc. (Electric)	85	3,488
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	153	1,434
Alterra Capital Holdings, Ltd. (Insurance)	238	5,307
Altra Holdings, Inc.* (Machinery-Diversified)	85	2,039
AMAG Pharmaceuticals, Inc.* (Biotechnology)	68	1,278
AMCOL International Corp. (Mining)	68	2,595
Amedisys, Inc.* (Healthcare-Services)	85	2,264
AMERCO* (Trucking & Leasing)	17	1,635
American Assets Trust, Inc. (REIT)	102	2,290
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	187	2,128
American Campus Communities, Inc. (REIT)	136	4,831
American Equity Investment Life Holding Co. (Insurance)	204	2,593
American Greetings Corp.—Class A (Household Products/Wares)	136	3,269
American Public Education, Inc.* (Commercial Services)	51	2,270
American Science & Engineering, Inc. (Electronics)	34	2,720
American States Water Co. (Water)	85	2,946
American Superconductor Corp.* (Electrical Components & Equipment)	119	1,076
American Vanguard Corp. (Chemicals)	68	882
Amerigon, Inc.* (Auto Parts & Equipment)	85	1,477
Amerisafe, Inc.* (Insurance)	85	1,923
Ameristar Casinos, Inc. (Lodging)	85	2,015

See accompanying notes to the financial statements.

126 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Ameron International Corp. (Miscellaneous Manufacturing)	34	$2,233
Amkor Technology, Inc.* (Semiconductors)	204	1,259
AMN Healthcare Services, Inc.* (Commercial Services)	119	990
AmSurg Corp.* (Healthcare-Services)	102	2,665
AmTrust Financial Services, Inc. (Insurance)	51	1,162
Amyris, Inc.* (Energy-Alternate Sources)	51	1,433
Analogic Corp. (Electronics)	51	2,682
Ancestry.com, Inc.* (Internet)	85	3,518
AngioDynamics, Inc.* (Healthcare-Products)	85	1,210
Anixter International, Inc. (Telecommunications)	68	4,443
Ann, Inc.* (Retail)	119	3,106
Anworth Mortgage Asset Corp. (REIT)	544	4,085
Apco Oil & Gas International, Inc. (Oil & Gas)	34	2,956
Apogee Enterprises, Inc. (Building Materials)	102	1,307
Apollo Investment Corp. (Investment Companies)	527	5,381
Applied Industrial Technologies, Inc. (Machinery-Diversified)	102	3,632
Applied Micro Circuits Corp.* (Semiconductors)	221	1,958
Approach Resources, Inc.* (Oil & Gas)	68	1,542
Arbitron, Inc. (Commercial Services)	68	2,810
Arch Chemicals, Inc. (Chemicals)	85	2,927
Ardea Biosciences, Inc.* (Pharmaceuticals)	51	1,298
Argo Group International Holdings, Ltd. (Insurance)	68	2,021
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	340	3,852
Arkansas Best Corp. (Transportation)	68	1,614
ARMOUR Residential REIT, Inc. (REIT)	119	875
ArQule, Inc.* (Biotechnology)	204	1,275
Arris Group, Inc.* (Telecommunications)	289	3,355
ArthroCare Corp.* (Healthcare-Products)	68	2,276
Artio Global Investors, Inc. (Diversified Financial Services)	68	768
Aruba Networks, Inc.* (Telecommunications)	204	6,028
Asbury Automotive Group, Inc.* (Retail)	68	1,260
Ascena Retail Group, Inc.* (Retail)	153	5,210
Ascent Media Corp.—Class A* (Entertainment)	51	2,701
Ashford Hospitality Trust (REIT)	102	1,270
Aspen Technology, Inc.* (Software)	204	3,505
Assisted Living Concepts, Inc.—Class A (Healthcare-Services)	68	1,141
Associated Estates Realty Corp. (REIT)	187	3,039
Astec Industries, Inc.* (Machinery-Construction & Mining)	85	3,143
Astoria Financial Corp. (Savings & Loans)	238	3,044
athenahealth, Inc.* (Software)	102	4,192
Atlantic Power Corp. (Electric)	187	2,846
Atlantic Tele-Network, Inc. (Environmental Control)	34	1,304
Atlas Air Worldwide Holdings, Inc.* (Transportation)	68	4,047
ATMI, Inc.* (Semiconductors)	68	1,389
ATP Oil & Gas Corp.* (Oil & Gas)	136	2,082
Atrion Corp. (Healthcare-Products)	17	3,363
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	119	2,332
AVANIR Pharmaceuticals, Inc.—Class A* (Pharmaceuticals)	323	1,085
Aveo Phamaceuticals, Inc.* (Biotechnology)	85	1,752
Avid Technology, Inc.* (Software)	85	1,601
Avis Budget Group, Inc.* (Commercial Services)	272	4,648
Avista Corp. (Electric)	119	3,057
AZZ, Inc. (Miscellaneous Manufacturing)	34	1,557
B&G Foods, Inc.—Class A (Food)	119	2,454

Common Stocks, continued

	Shares	Value
Badger Meter, Inc. (Electronics)	51	$1,886
Balchem Corp. (Chemicals)	102	4,466
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	68	1,178
BancorpSouth, Inc. (Banks)	187	2,321
Bank of the Ozarks, Inc. (Banks)	34	1,770
Barnes & Noble, Inc. (Retail)	68	1,127
Barnes Group, Inc. (Miscellaneous Manufacturing)	153	3,796
Basic Energy Services, Inc.* (Oil & Gas Services)	68	2,140
Beacon Roofing Supply, Inc.* (Distribution/ Wholesale)	119	2,716
Belden, Inc. (Electrical Components & Equipment)	85	2,963
Belo Corp.—Class A* (Media)	221	1,664
Benchmark Electronics, Inc.* (Electronics)	187	3,085
Berkshire Hills Bancorp, Inc. (Savings & Loans)	85	1,903
Berry Petroleum Co.—Class A (Oil & Gas)	119	6,322
BGC Partners, Inc.—Class A (Diversified Financial Services)	238	1,840
Bill Barrett Corp.* (Oil & Gas)	119	5,516
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	85	1,777
BioMed Realty Trust, Inc. (REIT)	289	5,560
BJ's Restaurants, Inc.* (Retail)	51	2,670
Black Box Corp. (Telecommunications)	85	2,658
Black Hills Corp. (Electric)	102	3,069
Blackbaud, Inc. (Software)	119	3,299
Blackboard, Inc.* (Software)	85	3,688
BlackRock Kelso Capital Corp. (Investment Companies)	221	1,982
Blount International, Inc.* (Machinery-Diversified)	136	2,376
Blue Coat Systems, Inc.* (Internet)	102	2,230
Blue Nile, Inc.* (Internet)	34	1,495
Bob Evans Farms, Inc. (Retail)	85	2,972
Boise, Inc. (Forest Products & Paper)	306	2,384
Boston Beer Co., Inc.—Class A* (Beverages)	17	1,523
Boston Private Financial Holdings, Inc. (Banks)	170	1,119
Bottomline Technologies, Inc.* (Software)	85	2,100
Boyd Gaming Corp.* (Lodging)	170	1,479
BPZ Resources, Inc.* (Oil & Gas)	255	836
Brady Corp.—Class A (Electronics)	119	3,815
Bravo Brio Restaurant Group, Inc.* (Retail)	51	1,246
Bridgepoint Education, Inc.* (Commercial Services)	51	1,275
Briggs & Stratton Corp. (Machinery-Diversified)	136	2,701
Brightpoint, Inc.* (Distribution/Wholesale)	187	1,517
Bristow Group, Inc. (Transportation)	102	5,204
BroadSoft, Inc.* (Internet)	68	2,593
Brookline Bancorp, Inc. (Savings & Loans)	170	1,576
Brooks Automation, Inc.* (Semiconductors)	170	1,846
Brown Shoe Co., Inc. (Retail)	102	1,086
Brunswick Corp. (Leisure Time)	221	4,508
Buckeye Technologies, Inc. (Forest Products & Paper)	170	4,587
Buffalo Wild Wings, Inc.* (Retail)	51	3,382
Cabela's, Inc.* (Retail)	102	2,769
Cabot Microelectronics Corp.* (Chemicals)	51	2,370
CACI International, Inc.—Class A* (Computers)	68	4,289
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	102	938
Cal Dive International, Inc.* (Oil & Gas Services)	255	1,525
Cal-Maine Foods, Inc. (Food)	34	1,087
Calgon Carbon Corp.* (Environmental Control)	153	2,601
California Pizza Kitchen, Inc.* (Retail)	51	942

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 127

Common Stocks, continued

	Shares	Value
California Water Service Group (Water)	136	$2,545
Caliper Life Sciences, Inc.* (Healthcare-Products)	153	1,241
Calix, Inc.* (Telecommunications)	85	1,770
Callaway Golf Co. (Leisure Time)	170	1,057
Campus Crest Communities, Inc. (REIT)	102	1,320
Cantel Medical Corp. (Healthcare-Products)	34	915
Capella Education Co.* (Commercial Services)	51	2,134
Capital Lease Funding, Inc. (REIT)	255	1,252
Capstead Mortgage Corp. (REIT)	272	3,645
Capstone Turbine Corp.* (Electrical Components & Equipment)	765	1,170
Cardinal Financial Corp. (Banks)	136	1,489
Cardtronics, Inc.* (Commercial Services)	102	2,392
Carrizo Oil & Gas, Inc.* (Oil & Gas)	102	4,258
Carter's, Inc.* (Apparel)	119	3,660
Cascade Corp. (Machinery-Diversified)	34	1,617
Casey's General Stores, Inc. (Retail)	85	3,740
Cash America International, Inc. (Retail)	85	4,919
Cass Information Systems, Inc. (Banks)	34	1,284
Cathay Bancorp, Inc. (Banks)	204	3,344
Cavium, Inc.* (Semiconductors)	136	5,928
Cbeyond, Inc.* (Telecommunications)	85	1,125
CBL & Associates Properties, Inc. (REIT)	357	6,472
CEC Entertainment, Inc. (Retail)	68	2,727
Cell Therapeutics, Inc.* (Biotechnology)	408	643
Centene Corp.* (Healthcare-Services)	136	4,832
Central European Distribution Corp.* (Distribution/Wholesale)	170	1,904
Central Eurpoean Media Enterprises, Ltd.—Class A* (Media)	85	1,679
Central Garden & Pet Co.—Class A* (Household Products/Wares)	136	1,380
Central Vermont Public Service Corp. (Electric)	34	1,229
Century Aluminum Co.* (Mining)	153	2,394
Cenveo, Inc.* (Commercial Services)	187	1,197
Cepheid, Inc.* (Healthcare-Products)	170	5,889
Ceradyne, Inc.* (Miscellaneous Manufacturing)	68	2,651
CEVA, Inc.* (Semiconductors)	68	2,071
CH Energy Group, Inc. (Electric)	68	3,622
Charming Shoppes, Inc.* (Retail)	340	1,414
Chart Industries, Inc.* (Machinery-Diversified)	85	4,588
Checkpoint Systems, Inc.* (Electronics)	102	1,824
Cheesecake Factory, Inc.* (Retail)	136	4,266
Chemed Corp. (Commercial Services)	68	4,455
Chemical Financial Corp. (Banks)	221	4,146
Chemtura Corp.* (Chemicals)	255	4,641
Cheniere Energy, Inc.* (Oil & Gas)	187	1,713
Chesapeake Lodging Trust (REIT)	102	1,740
Chesapeake Utilities Corp. (Oil & Gas Services)	34	1,361
Chiquita Brands International, Inc.* (Food)	136	1,771
Churchill Downs, Inc. (Entertainment)	51	2,299
CIBER, Inc.* (Computers)	221	1,227
Cincinnati Bell, Inc.* (Telecommunications)	561	1,863
Cinemark Holdings, Inc. (Entertainment)	221	4,577
CIRCOR International, Inc. (Metal Fabricate/ Hardware)	34	1,456
Cirrus Logic, Inc.* (Semiconductors)	170	2,703
City Holding Co. (Banks)	51	1,685
Clarcor, Inc. (Miscellaneous Manufacturing)	119	5,626
Clayton Williams Energy, Inc.* (Oil & Gas)	17	1,021
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	153	2,012
Clean Harbors, Inc.* (Environmental Control)	51	5,266
Clearwater Paper Corp.* (Forest Products & Paper)	34	2,322
Cleco Corp. (Electric)	136	4,740

Common Stocks, continued

	Shares	Value
Cloud Peak Energy, Inc.* (Coal)	170	$3,621
CNO Financial Group, Inc.* (Insurance)	595	4,706
Coca-Cola Bottling Co. (Beverages)	17	1,150
Coeur d'Alene Mines Corp.* (Mining)	238	5,774
Cogent Communications Group, Inc.* (Internet)	119	2,024
Cognex Corp. (Machinery-Diversified)	102	3,614
Cohen & Steers, Inc. (Diversified Financial Services)	34	1,127
Coherent, Inc.* (Electronics)	51	2,819
Cohu, Inc. (Semiconductors)	119	1,560
Coinstar, Inc.* (Commercial Services)	85	4,636
Colfax Corp.* (Miscellaneous Manufacturing)	85	2,108
Collective Brands, Inc.* (Retail)	153	2,248
Colonial Properties Trust (REIT)	204	4,162
Colony Financial, Inc. (REIT)	136	2,458
Columbia Banking System, Inc. (Banks)	153	2,635
Columbia Sportswear Co. (Apparel)	34	2,156
Columbus McKinnon Corp. NY* (Machinery-Diversified)	85	1,527
Comfort Systems USA, Inc. (Building Materials)	136	1,443
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	102	1,447
Community Bank System, Inc. (Banks)	136	3,371
Community Trust Bancorp, Inc. (Banks)	170	4,712
CommVault Systems, Inc.* (Software)	102	4,534
Compass Diversified Holdings (Holding Companies-Diversified)	136	2,243
Complete Production Services, Inc.* (Oil & Gas Services)	204	6,805
Computer Programs & Systems, Inc. (Software)	34	2,158
comScore, Inc.* (Internet)	85	2,202
Comstock Resources, Inc.* (Oil & Gas)	119	3,426
Comtech Telecommunications Corp. (Telecommunications)	85	2,383
Conceptus, Inc.* (Healthcare-Products)	85	992
Concur Technologies, Inc.* (Software)	102	5,107
CONMED Corp.* (Healthcare-Products)	85	2,421
Consolidated Communications Holdings, Inc. (Telecommunications)	204	3,966
Consolidated Graphics, Inc.* (Commercial Services)	34	1,868
Constant Contact, Inc.* (Internet)	85	2,157
Contango Oil & Gas Co. (Oil & Gas)	34	1,987
Convergys Corp.* (Commercial Services)	272	3,710
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	153	3,028
Core-Mark Holding Co., Inc.* (Distribution/ Wholesale)	34	1,214
Coresite Realty Corp. (REIT)	68	1,115
Corinthian Colleges, Inc.* (Commercial Services)	238	1,014
CoStar Group, Inc.* (Commercial Services)	68	4,031
Cousins Properties, Inc. (REIT)	187	1,597
Cracker Barrel Old Country Store, Inc. (Retail)	51	2,515
Credit Acceptance Corp.* (Diversified Financial Services)	17	1,436
CreXus Investment Corp. (REIT)	221	2,455
Crocs, Inc.* (Apparel)	221	5,691
Crosstex Energy, Inc. (Oil & Gas)	119	1,416
CSG Systems International, Inc.* (Software)	102	1,885
CTS Corp. (Electronics)	170	1,644
Cubic Corp. (Electronics)	34	1,734
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	153	5,506
Curtiss-Wright Corp. (Aerospace/Defense)	85	2,751
CVB Financial Corp. (Banks)	238	2,202
CVR Energy, Inc.* (Oil & Gas)	221	5,441

See accompanying notes to the financial statements.

128 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Cyberonics, Inc.* (Healthcare-Products)	85	$2,376
Cymer, Inc.* (Electronics)	68	3,367
Cypress Sharpridge Investments, Inc. (REIT)	289	3,702
Daktronics, Inc. (Electronics)	102	1,101
Dana Holding Corp.* (Auto Parts & Equipment)	374	6,844
Darling International, Inc.* (Environmental Control)	289	5,115
DCT Industrial Trust, Inc. (REIT)	714	3,734
DealerTrack Holdings, Inc.* (Internet)	102	2,341
Delphi Financial Group, Inc.—Class A (Insurance)	153	4,469
Deltic Timber Corp. (Forest Products & Paper)	34	1,825
Deluxe Corp. (Commercial Services)	119	2,940
Denny's Corp.* (Retail)	357	1,385
DepoMed, Inc.* (Pharmaceuticals)	204	1,669
Dexcom, Inc.* (Healthcare-Products)	170	2,463
DG Fastchannel, Inc.* (Media)	68	2,179
Diamond Foods, Inc. (Food)	51	3,893
DiamondRock Hospitality Co. (REIT)	476	5,107
Dice Holdings, Inc.* (Internet)	136	1,839
Digi International, Inc.* (Software)	85	1,105
Digital River, Inc.* (Internet)	119	3,827
DigitalGlobe, Inc.* (Telecommunications)	85	2,160
Dime Community Bancshares, Inc. (Savings & Loans)	153	2,225
DineEquity, Inc.* (Retail)	34	1,777
Diodes, Inc.* (Semiconductors)	85	2,219
Dole Food Co., Inc.* (Food)	102	1,379
Dollar Financial Corp.* (Commercial Services)	119	2,576
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	68	5,014
Domino's Pizza, Inc.* (Retail)	153	3,862
Dorman Products, Inc.* (Auto Parts & Equipment)	51	2,019
Drew Industries, Inc. (Building Materials)	68	1,681
Dril-Quip, Inc.* (Oil & Gas Services)	85	5,766
DTS, Inc.* (Home Furnishings)	51	2,068
Duff & Phelps Corp.—Class A (Diversified Financial Services)	119	1,527
DuPont Fabros Technology, Inc. (REIT)	153	3,856
Dycom Industries, Inc.* (Engineering & Construction)	102	1,667
Dynavax Technologies Corp.* (Biotechnology)	391	1,075
Dynegy, Inc.—Class A* (Electric)	255	1,578
Dynex Capital, Inc. (REIT)	153	1,481
E.W. Scripps Co.* (Media)	136	1,315
Eagle Materials, Inc. (Building Materials)	102	2,843
EarthLink, Inc. (Internet)	289	2,224
EastGroup Properties, Inc. (REIT)	51	2,168
Eastman Kodak Co.* (Miscellaneous Manufacturing)	680	2,434
Ebix, Inc.* (Software)	68	1,295
Echelon Corp.* (Computers)	102	927
Education Realty Trust, Inc. (REIT)	204	1,748
El Paso Electric Co. (Electric)	119	3,844
Electro Rent Corp. (Commercial Services)	102	1,746
Electro Scientific Industries, Inc.* (Electronics)	68	1,312
Electronics for Imaging, Inc.* (Computers)	119	2,049
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	51	1,481
EMCOR Group, Inc.* (Engineering & Construction)	170	4,983
Emergent Biosolutions, Inc.* (Biotechnology)	68	1,533
Emeritus Corp.* (Healthcare-Services)	102	2,168
Empire District Electric Co. (Electric)	102	1,965
Employers Holdings, Inc. (Insurance)	102	1,711
EMS Technologies, Inc.* (Telecommunications)	34	1,121
Emulex Corp.* (Semiconductors)	221	1,901
Encore Capital Group, Inc.* (Diversified Financial Services)	51	1,567

Common Stocks, continued

	Shares	Value
Encore Wire Corp. (Electrical Components & Equipment)	51	$1,235
Endeavour International Corp.* (Oil & Gas)	136	2,050
Endologix, Inc.* (Healthcare-Products)	136	1,265
Energy Partners, Ltd.* (Oil & Gas)	119	1,762
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	187	6,212
EnergySolutions, Inc. (Environmental Control)	187	924
EnerNOC, Inc.* (Electric)	68	1,070
EnerSys* (Electrical Components & Equipment)	119	4,096
Ennis, Inc. (Household Products/Wares)	85	1,479
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	51	2,452
Enstar Group, Ltd.* (Insurance)	17	1,776
Entegris, Inc.* (Semiconductors)	323	3,269
Entertainment Properties Trust (REIT)	102	4,763
Entropic Communications, Inc.* (Semiconductors)	204	1,814
Enzon Pharmaceuticals, Inc.* (Biotechnology)	170	1,709
EPIQ Systems, Inc. (Software)	119	1,692
Equity Lifestyle Properties, Inc. (REIT)	68	4,246
Equity One, Inc. (REIT)	51	951
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	51	1,877
Esterline Technologies Corp.* (Aerospace/ Defense)	68	5,195
Ethan Allen Interiors, Inc. (Home Furnishings)	68	1,448
Euronet Worldwide, Inc.* (Commercial Services)	136	2,096
Evercore Partners, Inc.—Class A (Diversified Financial Services)	51	1,699
Exact Sciences Corp.* (Biotechnology)	153	1,316
ExamWorks Group, Inc.* (Commercial Services)	68	1,727
Exelixis, Inc.* (Biotechnology)	340	3,046
Exide Technologies* (Electrical Components & Equipment)	255	1,948
Exlservice Holdings, Inc.* (Commercial Services)	34	785
Exponent, Inc.* (Commercial Services)	68	2,959
Express, Inc. (Retail)	136	2,965
Exterran Holdings, Inc.* (Oil & Gas Services)	153	3,034
Extra Space Storage, Inc. (REIT)	187	3,989
EZCORP, Inc.—Class A* (Retail)	119	4,233
F.N.B. Corp. (Banks)	306	3,167
Fabrinet* (Miscellaneous Manufacturing)	51	1,238
Fair Isaac Corp. (Software)	102	3,080
FARO Technologies, Inc.* (Electronics)	51	2,234
FBL Financial Group, Inc.—Class A (Insurance)	51	1,640
Federal Signal Corp. (Miscellaneous Manufacturing)	272	1,784
FEI Co.* (Electronics)	102	3,895
FelCor Lodging Trust, Inc.* (REIT)	442	2,356
Ferro Corp.* (Chemicals)	204	2,742
Fifth Street Finance Corp. (Investment Companies)	238	2,761
Financial Engines, Inc.* (Diversified Financial Services)	119	3,084
Finisar Corp.* (Telecommunications)	221	3,985
First American Financial Corp. (Insurance)	289	4,523
First Busey Corp. (Banks)	357	1,889
First Cash Financial Services, Inc.* (Retail)	85	3,569
First Commonwealth Financial Corp. (Banks)	323	1,854
First Financial Bancorp (Banks)	119	1,986
First Financial Bankshares, Inc. (Banks)	102	3,514
First Financial Corp. (Banks)	34	1,113
First Industrial Realty Trust, Inc.* (REIT)	170	1,947
First Midwest Bancorp, Inc. (Banks)	204	2,507
First Potomac Realty Trust (REIT)	102	1,562

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 129

Common Stocks, continued

	Shares	Value
FirstMerit Corp. (Banks)	238	$3,929
Flagstone Reinsurance Holdings S.A. (Insurance)	170	1,433
Flotek Industries, Inc.* (Miscellaneous Manufacturing)	136	1,159
Flushing Financial Corp. (Savings & Loans)	119	1,547
Force Protection, Inc.* (Auto Manufacturers)	255	1,266
Forestar Group, Inc.* (Real Estate)	102	1,676
FormFactor, Inc.* (Semiconductors)	289	2,618
Forrester Research, Inc. (Commercial Services)	51	1,681
Forward Air Corp. (Transportation)	85	2,872
FPIC Insurance Group, Inc.* (Insurance)	34	1,417
Franklin Electric Co., Inc. (Hand/Machine Tools)	51	2,394
Franklin Street Properties Corp. (REIT)	204	2,634
Fred's, Inc. (Retail)	170	2,453
Fresh Del Monte Produce, Inc. (Food)	85	2,267
Frontline, Ltd. (Transportation)	119	1,754
FTI Consulting, Inc.* (Commercial Services)	102	3,870
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	51	1,272
Fuller (H.B.) Co. (Chemicals)	136	3,321
FX Energy, Inc.* (Oil & Gas)	187	1,642
G & K Services, Inc. (Textiles)	68	2,302
G-III Apparel Group, Ltd.* (Apparel)	51	1,758
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	17	787
Gaylord Entertainment Co.* (Lodging)	102	3,060
GenCorp, Inc.* (Aerospace/Defense)	187	1,201
Generac Holdings, Inc.* (Electrical Components & Equipment)	85	1,649
General Communication, Inc.—Class A* (Telecommunications)	136	1,642
Genesco, Inc.* (Retail)	51	2,657
Genesee & Wyoming, Inc.—Class A* (Transportation)	119	6,978
Genomic Health, Inc.* (Healthcare-Products)	51	1,423
Gentiva Health Services, Inc.* (Healthcare-Services)	85	1,771
GeoEye, Inc.* (Telecommunications)	68	2,543
GeoResources, Inc.* (Oil & Gas)	85	1,912
Georgia Gulf Corp.* (Chemicals)	85	2,052
Geron Corp.* (Biotechnology)	442	1,772
Getty Realty Corp. (REIT)	85	2,145
GFI Group, Inc. (Diversified Financial Services)	272	1,248
Gibraltar Industries, Inc.* (Iron/Steel)	102	1,155
Glacier Bancorp, Inc. (Banks)	272	3,667
Glatfelter (Forest Products & Paper)	136	2,092
Glimcher Realty Trust (REIT)	255	2,423
Global Crossing, Ltd.* (Telecommunications)	68	2,610
Global Geophysical Services, Inc.* (Oil & Gas Services)	51	908
Global Industries, Ltd.* (Oil & Gas Services)	272	1,491
Global Power Equipment Group, Inc.* (Machinery-Diversified)	17	451
Globe Specialty Metals, Inc. (Mining)	187	4,193
Globecomm Systems, Inc.* (Telecommunications)	68	1,058
GNC Acquisition Holdings, Inc.—Class A* (Retail)	51	1,112
Golar LNG, Ltd. (Transportation)	85	2,966
Gold Resource Corp. (Mining)	68	1,695
Golden Star Resources, Ltd.* (Mining)	782	1,720
Goodrich Petroleum Corp.* (Oil & Gas)	85	1,565
Government Properties Income Trust (REIT)	102	2,756
Graham Packaging Co., Inc.* (Packaging & Containers)	68	1,715

Common Stocks, continued

	Shares	Value
Grand Canyon Education, Inc.* (Commercial Services)	85	$1,205
Granite Construction, Inc. (Engineering & Construction)	102	2,502
Graphic Packaging Holding Co.* (Packaging & Containers)	442	2,404
Great Lakes Dredge & Dock Co. (Commercial Services)	204	1,138
Greatbatch, Inc.* (Electrical Components & Equipment)	68	1,824
Greenlight Capital Re, Ltd.—Class A* (Insurance)	102	2,682
Griffon Corp.* (Miscellaneous Manufacturing)	170	1,714
Group 1 Automotive, Inc. (Retail)	68	2,800
GT Solar International, Inc.* (Semiconductors)	306	4,957
Gulf Island Fabrication, Inc. (Oil & Gas Services)	51	1,646
GulfMark Offshore, Inc.—Class A* (Transportation)	68	3,005
Gulfport Energy Corp.* (Oil & Gas)	102	3,028
H&E Equipment Services, Inc.* (Commercial Services)	102	1,427
Haemonetics Corp.* (Healthcare-Products)	51	3,283
Halozyme Therapeutics, Inc.* (Biotechnology)	289	1,997
Hancock Holding Co. (Banks)	187	5,808
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	85	2,080
Harleysville Group, Inc. (Insurance)	68	2,120
Harmonic, Inc.* (Telecommunications)	340	2,458
Harte-Hanks, Inc. (Advertising)	136	1,104
Harvest Natural Resources, Inc.* (Oil & Gas)	102	1,125
Hatteras Financial Corp. (REIT)	221	6,239
Haynes International, Inc. (Metal Fabricate/ Hardware)	34	2,106
Healthcare Realty Trust, Inc. (REIT)	170	3,507
Healthcare Services Group, Inc. (Commercial Services)	221	3,591
HEALTHSOUTH Corp.* (Healthcare-Services)	238	6,245
HealthSpring, Inc.* (Healthcare-Services)	170	7,842
Healthways, Inc.* (Healthcare-Services)	102	1,548
Heartland Express, Inc. (Transportation)	136	2,252
Heartland Payment Systems, Inc. (Commercial Services)	102	2,101
HeartWare International, Inc.* (Healthcare-Products)	34	2,519
Heckmann Corp.* (Beverages)	272	1,643
Hecla Mining Co.* (Mining)	799	6,144
HEICO Corp. (Aerospace/Defense)	102	5,583
Heidrick & Struggles International, Inc. (Commercial Services)	51	1,155
Helen of Troy, Ltd.* (Household Products/Wares)	85	2,935
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	289	4,786
Hercules Offshore, Inc.* (Oil & Gas Services)	272	1,499
Hercules Technology Growth Capital, Inc. (Investment Companies)	187	1,967
Herman Miller, Inc. (Office Furnishings)	136	3,702
Hersha Hospitality Trust (REIT)	425	2,367
Hexcel Corp.* (Aerospace/Defense Equipment)	255	5,582
HFF, Inc.—Class A* (Real Estate)	85	1,283
Hibbett Sports, Inc.* (Retail)	68	2,768
Higher One Holdings, Inc.* (Diversified Financial Services)	85	1,608
Highwoods Properties, Inc. (REIT)	102	3,379
Hillenbrand, Inc. (Commercial Services)	153	3,618
Hilltop Holdings, Inc.* (Real Estate)	170	1,503
Hittite Microwave Corp.* (Semiconductors)	85	5,262

See accompanying notes to the financial statements.

130 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
HMS Holdings Corp.* (Commercial Services)	85	$6,534
HNI Corp. (Office Furnishings)	119	2,989
Home Bancshares, Inc. (Banks)	68	1,608
Home Properties, Inc. (REIT)	68	4,140
Horace Mann Educators Corp. (Insurance)	119	1,858
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	68	1,870
Horsehead Holding Corp.* (Mining)	102	1,359
Hot Topic, Inc. (Retail)	119	885
HSN, Inc.* (Retail)	102	3,358
Hub Group, Inc.—Class A* (Transportation)	102	3,841
Hudson Pacific Properties, Inc. (REIT)	85	1,320
Huron Consulting Group, Inc.* (Commercial Services)	68	2,054
Hypercom Corp.* (Telecommunications)	170	1,671
Hyperdynamics Corp.* (Oil & Gas)	442	1,901
IBERIABANK Corp. (Banks)	68	3,920
ICF International, Inc.* (Commercial Services)	68	1,726
ICG Group, Inc.* (Internet)	102	1,247
ICO Global Communications (Holding), Ltd.* (Telecommunications)	442	1,224
Iconix Brand Group, Inc.* (Apparel)	187	4,525
ICU Medical, Inc.* (Healthcare-Products)	68	2,972
IDACORP, Inc. (Electric)	102	4,029
IDT Corp. (Telecommunications)	34	919
iGATE Corp. (Computers)	85	1,387
II-VI, Inc.* (Electronics)	136	3,482
Immucor, Inc.* (Healthcare-Products)	187	3,819
ImmunoGen, Inc.* (Biotechnology)	204	2,487
Impax Laboratories, Inc.* (Pharmaceuticals)	153	3,334
Incyte, Corp.* (Biotechnology)	221	4,186
Independent Bank Corp./MA (Banks)	85	2,231
Infinera Corp.* (Telecommunications)	357	2,467
Infinity Property & Casualty Corp. (Insurance)	34	1,858
InfoSpace, Inc.* (Internet)	170	1,550
Inland Real Estate Corp. (REIT)	221	1,951
Innophos Holdings, Inc. (Chemicals)	51	2,489
Innospec, Inc.* (Chemicals)	51	1,714
Inphi Corp.* (Semiconductors)	51	887
Insight Enterprises, Inc.* (Retail)	136	2,409
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	102	2,139
Insperity, Inc. (Commercial Services)	68	2,013
Insulet Corp.* (Healthcare-Products)	119	2,638
Integra LifeSciences Holdings* (Biotechnology)	51	2,438
Integrated Device Technology, Inc.* (Semiconductors)	357	2,806
Inter Parfums, Inc. (Cosmetics/Personal Care)	51	1,175
Interactive Intelligence, Inc.* (Software)	51	1,788
InterDigital, Inc. (Telecommunications)	119	4,861
Interface, Inc.—Class A (Office Furnishings)	119	2,305
Interline Brands, Inc.* (Building Materials)	102	1,874
Intermec, Inc.* (Machinery-Diversified)	136	1,501
InterMune, Inc.* (Biotechnology)	119	4,266
Internap Network Services Corp.* (Internet)	136	1,000
International Bancshares Corp. (Banks)	119	1,991
International Speedway Corp.—Class A (Entertainment)	68	1,932
Interval Leisure Group, Inc.* (Leisure Time)	119	1,629
INTL FCStone, Inc.* (Diversified Financial Services)	51	1,235
Intralinks Holdings, Inc.* (Internet)	85	1,469
Invacare Corp. (Healthcare-Products)	51	1,693
Invesco Mortgage Capital, Inc. (REIT)	187	3,951

Common Stocks, continued

	Shares	Value
Investment Technology Group, Inc.* (Diversified Financial Services)	119	$1,668
Investors Bancorp, Inc.* (Savings & Loans)	187	2,655
Investors Real Estate Trust (REIT)	238	2,061
ION Geophysical Corp.* (Oil & Gas Services)	323	3,056
IPC The Hospitalist Co.* (Healthcare-Services)	51	2,364
Iridium Communications, Inc.* (Telecommunications)	136	1,176
iRobot Corp.* (Machinery-Diversified)	68	2,400
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	170	2,672
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	357	3,270
iStar Financial, Inc.* (REIT)	340	2,757
Ixia* (Telecommunications)	102	1,306
IXYS Corp.* (Semiconductors)	85	1,273
J & J Snack Foods Corp. (Food)	51	2,542
j2 Global Communications, Inc.* (Internet)	136	3,839
Jack Henry & Associates, Inc. (Computers)	204	6,122
Jack in the Box, Inc.* (Retail)	136	3,098
Jaguar Mining, Inc.* (Mining)	255	1,219
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	85	1,565
James River Coal Co.* (Coal)	119	2,478
Jazz Pharmaceuticals, Inc.* (Pharmaceuticals)	68	2,268
JDA Software Group, Inc.* (Software)	102	3,151
JetBlue Airways Corp.* (Airlines)	646	3,941
John Bean Technologies Corp. (Miscellaneous Manufacturing)	119	2,299
Jos. A. Bank Clothiers, Inc.* (Retail)	68	3,401
K12, Inc.* (Commercial Services)	85	2,817
Kadant, Inc.* (Machinery-Diversified)	51	1,607
Kaiser Aluminum Corp. (Mining)	51	2,786
Kaman Corp. (Aerospace/Defense)	68	2,412
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	136	2,254
Kaydon Corp. (Metal Fabricate/Hardware)	85	3,172
KB Home (Home Builders)	255	2,494
KBW, Inc. (Diversified Financial Services)	102	1,907
Kelly Services, Inc.—Class A* (Commercial Services)	68	1,122
KEMET Corp.* (Electronics)	102	1,458
Kenexa Corp.* (Commercial Services)	68	1,631
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	238	1,126
Key Energy Services, Inc.* (Oil & Gas Services)	323	5,814
Kforce, Inc.* (Commercial Services)	102	1,334
Kilroy Realty Corp. (REIT)	170	6,713
Kindred Healthcare, Inc.* (Healthcare-Services)	136	2,920
KIT Digital, Inc.* (Internet)	119	1,421
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	289	3,185
Knight Transportation, Inc. (Transportation)	153	2,599
Knightsbridge Tankers, Ltd. (Transportation)	51	1,124
Knoll, Inc. (Office Furnishings)	119	2,388
Knology, Inc.* (Telecommunications)	85	1,262
Kodiak Oil & Gas Corp.* (Oil & Gas)	476	2,747
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	51	1,934
Korn/Ferry International* (Commercial Services)	119	2,617
Kraton Performance Polymers, Inc.* (Chemicals)	85	3,329
Krispy Kreme Doughnuts, Inc.* (Retail)	153	1,455
Kulicke & Soffa Industries, Inc.* (Semiconductors)	187	2,083
L-1 Identity Solutions, Inc.* (Electronics)	170	1,998
La-Z-Boy, Inc.* (Home Furnishings)	153	1,510
Laclede Group, Inc. (Gas)	119	4,502
Lakeland Financial Corp. (Banks)	136	3,027

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 131

Common Stocks, continued

	Shares	Value
Lancaster Colony Corp. (Miscellaneous Manufacturing)	51	$3,102
Landauer, Inc. (Commercial Services)	34	2,094
LaSalle Hotel Properties (REIT)	238	6,269
Lattice Semiconductor Corp.* (Semiconductors)	323	2,106
Lawson Software, Inc.* (Software)	374	4,196
Layne Christensen Co.* (Engineering & Construction)	51	1,547
Leap Wireless International, Inc.* (Telecommunications)	153	2,483
Lexington Realty Trust (REIT)	323	2,949
LHC Group, Inc.* (Healthcare-Services)	51	1,176
Life Time Fitness, Inc.* (Leisure Time)	102	4,071
Limelight Networks, Inc.* (Internet)	221	1,008
Lincoln Educational Services Corp. (Commercial Services)	68	1,166
Lindsay Manufacturing Co. (Machinery-Diversified)	34	2,339
Liquidity Services, Inc.* (Internet)	51	1,204
Lithia Motors, Inc.—Class A (Retail)	85	1,669
Littelfuse, Inc. (Electrical Components & Equipment)	51	2,995
Live Nation, Inc.* (Commercial Services)	340	3,900
LivePerson, Inc.* (Computers)	153	2,163
Liz Claiborne, Inc.* (Apparel)	204	1,091
LogMeIn, Inc.* (Telecommunications)	51	1,967
Loral Space & Communications, Inc.* (Telecommunications)	34	2,362
Louisiana-Pacific Corp.* (Forest Products & Paper)	357	2,906
LSB Industries, Inc.* (Miscellaneous Manufacturing)	51	2,189
LTC Properties, Inc. (REIT)	68	1,892
LTX-Credence Corp.* (Semiconductors)	153	1,368
Lufkin Industries, Inc. (Oil & Gas Services)	68	5,851
Lumber Liquidators Holdings, Inc.* (Retail)	68	1,727
Luminex Corp.* (Healthcare-Products)	102	2,132
M.D.C. Holdings, Inc. (Home Builders)	102	2,513
Magellan Health Services, Inc.* (Healthcare-Services)	85	4,653
Magma Design Automation, Inc.* (Electronics)	170	1,358
Magnum Hunter Resources Corp.* (Oil & Gas)	340	2,298
Maiden Holdings, Ltd. (Insurance)	153	1,392
Maidenform Brands, Inc.* (Apparel)	68	1,881
Main Street Capital Corp. (Investment Companies)	102	1,933
MAKO Surgical Corp.* (Healthcare-Products)	85	2,527
Manhattan Associates, Inc.* (Computers)	51	1,756
MannKind Corp.* (Pharmaceuticals)	238	904
ManTech International Corp.—Class A (Software)	68	3,021
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	85	1,357
MarketAxess Holdings, Inc. (Diversified Financial Services)	85	2,130
Marten Transport, Ltd. (Transportation)	51	1,102
Masimo Corp. (Healthcare-Products)	119	3,532
MasTec, Inc.* (Telecommunications)	153	3,017
Materion Corp.* (Mining)	51	1,885
Matrix Service Co.* (Oil & Gas Services)	85	1,137
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	102	4,095
MAXIMUS, Inc. (Commercial Services)	51	4,219
Maxwell Technologies, Inc.* (Computers)	102	1,651
MB Financial, Inc. (Banks)	119	2,290
MCG Capital Corp. (Investment Companies)	408	2,481
McGrath Rentcorp (Commercial Services)	102	2,864
McMoRan Exploration Co.* (Oil & Gas)	272	5,027

Common Stocks, continued

	Shares	Value
MDC Partners, Inc.—Class A (Advertising)	68	$1,228
Meadowbrook Insurance Group, Inc. (Insurance)	459	4,549
Measurement Specialties, Inc.* (Electronics)	51	1,821
MedAssets, Inc.* (Software)	136	1,817
Medical Properties Trust, Inc. (REIT)	340	3,910
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	136	5,191
Medidata Solutions, Inc.* (Software)	51	1,217
Medifast, Inc.* (Commercial Services)	34	807
Medivation, Inc.* (Pharmaceuticals)	85	1,822
MedQuist Holdings, Inc.* (Software)	85	1,098
Mentor Graphics Corp.* (Computers)	221	2,831
Mercury Computer Systems, Inc.* (Computers)	102	1,905
Meredith Corp. (Media)	85	2,646
Meridian Bioscience, Inc. (Healthcare-Products)	119	2,869
Merit Medical Systems, Inc.* (Healthcare-Products)	85	1,527
Meritage Homes Corp.* (Home Builders)	102	2,301
Meritor, Inc.* (Auto Parts & Equipment)	255	4,090
Methode Electronics, Inc. (Electronics)	170	1,974
MF Global Holdings, Ltd.* (Diversified Financial Services)	408	3,158
MFA Financial, Inc. (REIT)	918	7,381
MGE Energy, Inc. (Electric)	136	5,512
MGIC Investment Corp.* (Insurance)	476	2,832
Micrel, Inc. (Semiconductors)	119	1,259
Micromet, Inc.* (Biotechnology)	289	1,659
Microsemi Corp.* (Semiconductors)	221	4,530
MicroStrategy, Inc.—Class A* (Software)	17	2,766
Mid-America Apartment Communities, Inc. (REIT)	85	5,735
Mine Safety Appliances Co. (Environmental Control)	68	2,539
Minerals Technologies, Inc. (Chemicals)	51	3,381
MIPS Technologies, Inc.* (Semiconductors)	136	940
MKS Instruments, Inc. (Semiconductors)	136	3,593
Mobile Mini, Inc.* (Storage/Warehousing)	102	2,161
Modine Manufacturing Co.* (Auto Parts & Equipment)	153	2,352
Molina Healthcare, Inc.* (Healthcare-Services)	102	2,766
Momenta Pharmaceuticals, Inc.* (Biotechnology)	153	2,977
Monolithic Power Systems, Inc.* (Semiconductors)	85	1,311
Monotype Imaging Holdings, Inc.* (Software)	102	1,441
Monro Muffler Brake, Inc. (Commercial Services)	85	3,170
Montpelier Re Holdings, Ltd. (Insurance)	170	3,060
Moog, Inc.—Class A* (Aerospace/Defense)	119	5,179
Motricity, Inc.* (Telecommunications)	102	788
Move, Inc.* (Internet)	391	856
MTS Systems Corp. (Computers)	51	2,133
Mueller Industries, Inc. (Metal Fabricate/ Hardware)	102	3,867
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	544	2,165
MVC Capital, Inc. (Investment Companies)	102	1,349
MWI Veterinary Supply, Inc.* (Distribution/ Wholesale)	34	2,746
Myers Industries, Inc. (Miscellaneous Manufacturing)	119	1,223
MYR Group, Inc.* (Engineering & Construction)	68	1,591
NACCO Industries, Inc.—Class A (Machinery-Diversified)	17	1,646
Nanometrics, Inc.* (Semiconductors)	68	1,291

See accompanying notes to the financial statements.

132 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Nash Finch Co. (Food)	34	$1,218
National CineMedia, Inc. (Entertainment)	136	2,300
National Financial Partners* (Diversified Financial Services)	119	1,373
National Health Investors, Inc. (REIT)	85	3,777
National Healthcare Corp. (Healthcare-Services)	51	2,528
National Penn Bancshares, Inc. (Banks)	323	2,561
National Presto Industries, Inc. (Housewares)	17	1,725
National Retail Properties, Inc. (REIT)	170	4,167
National Western Life Insurance Co.—Class A (Insurance)	17	2,711
Natus Medical, Inc.* (Healthcare-Products)	85	1,288
Navigant Consulting Co.* (Commercial Services)	136	1,427
NBT Bancorp, Inc. (Banks)	289	6,396
Neenah Paper, Inc. (Forest Products & Paper)	51	1,085
Nektar Therapeutics* (Biotechnology)	306	2,225
Nelnet, Inc.—Class A (Diversified Financial Services)	85	1,875
Neogen Corp.* (Pharmaceuticals)	85	3,843
Neoprobe Corp.* (Healthcare-Products)	221	734
NETGEAR, Inc.* (Telecommunications)	85	3,716
Netlogic Microsystems, Inc.* (Semiconductors)	170	6,871
NetScout Systems, Inc.* (Computers)	119	2,486
NetSuite, Inc.* (Software)	68	2,666
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	136	1,095
Neutral Tandem, Inc.* (Telecommunications)	102	1,777
New Jersey Resources Corp. (Gas)	119	5,309
Newcastle Investment Corp. (REIT)	221	1,277
NewMarket Corp. (Chemicals)	17	2,902
Newpark Resources, Inc.* (Oil & Gas Services)	221	2,004
Newport Corp.* (Electronics)	119	2,162
NIC, Inc. (Internet)	187	2,517
Noranda Aluminum Holding Corp.* (Mining)	85	1,287
Nordic American Tankers, Ltd. (Transportation)	119	2,706
Northern Oil and Gas, Inc.* (Oil & Gas)	153	3,389
NorthStar Realty Finance Corp. (REIT)	391	1,576
Northwest Bancshares, Inc. (Savings & Loans)	425	5,346
Northwest Natural Gas Co. (Gas)	68	3,069
NorthWestern Corp. (Electric)	102	3,377
NPS Pharmaceuticals, Inc.* (Biotechnology)	238	2,249
NTELOS Holdings Corp. (Telecommunications)	119	2,430
Nu Skin Enterprises, Inc. (Retail)	119	4,468
Nutrisystem, Inc. (Commercial Services)	85	1,195
NuVasive, Inc.* (Healthcare-Products)	102	3,354
NxStage Medical, Inc.* (Healthcare-Products)	119	2,478
Oasis Petroleum, Inc.* (Oil & Gas)	136	4,036
Oclaro, Inc.* (Telecommunications)	119	800
Ocwen Financial Corp.* (Diversified Financial Services)	187	2,386
OCZ Technology Group, Inc.* (Computers)	136	1,088
Office Depot, Inc.* (Retail)	646	2,726
OfficeMax, Inc.* (Retail)	204	1,601
Old Dominion Freight Line, Inc.* (Transportation)	119	4,439
Old National Bancorp (Banks)	204	2,203
Olin Corp. (Chemicals)	187	4,237
OM Group, Inc.* (Chemicals)	85	3,454
OMEGA Healthcare Investors, Inc. (REIT)	238	5,000
Omnicell, Inc.* (Software)	85	1,325
OmniVision Technologies, Inc.* (Semiconductors)	136	4,734
Omnova Solutions, Inc.* (Chemicals)	119	828
On Assignment, Inc.* (Commercial Services)	102	1,003
Oncothyreon, Inc.* (Biotechnology)	102	937
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	153	5,401
OpenTable, Inc.* (Internet)	51	4,239
Opko Health, Inc.* (Pharmaceuticals)	612	2,258

Common Stocks, continued

	Shares	Value
Oplink Communications, Inc.* (Telecommunications)	68	$1,267
OPNET Technologies, Inc. (Software)	34	1,392
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	119	1,415
optionsXpress Holdings, Inc. (Diversified Financial Services)	85	1,418
OraSure Technologies, Inc.* (Healthcare-Products)	153	1,305
Orbital Sciences Corp.* (Aerospace/Defense)	204	3,437
Orient-Express Hotels, Ltd.—Class A* (Lodging)	289	3,107
Oriental Financial Group, Inc. (Banks)	204	2,630
Oritani Financial Corp. (Savings & Loans)	255	3,261
Ormat Technologies, Inc. (Electric)	51	1,123
Orthofix International N.V.* (Healthcare-Products)	51	2,166
OSI Systems, Inc.* (Electronics)	51	2,193
Otter Tail Corp. (Electric)	136	2,870
Overseas Shipholding Group, Inc. (Transportation)	68	1,832
Owens & Minor, Inc. (Distribution/Wholesale)	187	6,450
Oxford Industries, Inc. (Apparel)	34	1,148
OYO Geospace Corp.* (Oil & Gas Services)	17	1,700
P.F. Chang's China Bistro, Inc. (Retail)	51	2,052
Pacific Biosciences of California, Inc.* (Biotechnology)	102	1,193
PacWest Bancorp (Banks)	68	1,399
PAETEC Holding Corp.* (Telecommunications)	323	1,547
Papa John's International, Inc.* (Retail)	51	1,696
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	68	2,243
Parametric Technology Corp.* (Software)	289	6,627
Paramount Gold and Silver Corp.* (Mining)	323	1,053
PAREXEL International Corp.* (Commercial Services)	153	3,605
Park Electrochemical Corp. (Electronics)	102	2,851
Park National Corp. (Banks)	51	3,359
Parker Drilling Co.* (Oil & Gas)	306	1,790
Parkway Properties, Inc. (REIT)	68	1,160
Patriot Coal Corp.* (Coal)	255	5,676
PDL BioPharma, Inc. (Biotechnology)	425	2,495
Pebblebrook Hotel Trust (REIT)	153	3,089
Peet's Coffee & Tea, Inc.* (Beverages)	34	1,962
Pegasystems, Inc. (Software)	51	2,374
Penn Virginia Corp. (Oil & Gas)	136	1,797
PennantPark Investment Corp. (Investment Companies)	187	2,096
Pennsylvania REIT (REIT)	153	2,402
PennyMac Mortgage Investment Trust (REIT)	136	2,254
Penske Automotive Group, Inc. (Retail)	102	2,319
Perry Ellis International, Inc.* (Apparel)	51	1,288
Petroleum Development* (Oil & Gas)	68	2,034
PetroQuest Energy, Inc.* (Oil & Gas)	170	1,193
Pharmacyclics, Inc.* (Pharmaceuticals)	119	1,242
PharMerica Corp.* (Pharmaceuticals)	85	1,085
PHH Corp.* (Commercial Services)	153	3,140
Photronics, Inc.* (Semiconductors)	136	1,152
PICO Holdings, Inc.* (Water)	68	1,972
Piedmont Natural Gas Co., Inc. (Gas)	170	5,144
Pier 1 Imports, Inc.* (Retail)	272	3,147
Pinnacle Entertainment, Inc.* (Entertainment)	153	2,280
Pinnacle Financial Partners, Inc.* (Banks)	85	1,323
Pioneer Drilling Co.* (Oil & Gas)	136	2,073
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	68	1,959
Plantronics, Inc. (Telecommunications)	136	4,968
Platinum Underwriters Holdings, Ltd. (Insurance)	85	2,825

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 133

Common Stocks, continued

	Shares	Value
Plexus Corp.* (Electronics)	85	$2,959
PMFG, Inc.* (Miscellaneous Manufacturing)	68	1,350
PNM Resources, Inc. (Electric)	221	3,700
PolyOne Corp. (Chemicals)	221	3,419
Pool Corp. (Distribution/Wholesale)	136	4,054
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	51	4,324
Portland General Electric Co. (Electric)	136	3,438
Post Properties, Inc. (REIT)	119	4,850
Potlatch Corp. (Forest Products & Paper)	102	3,598
Powell Industries, Inc.* (Electrical Components & Equipment)	34	1,241
Power Integrations, Inc. (Semiconductors)	68	2,613
Power-One, Inc.* (Electrical Components & Equipment)	187	1,515
Powerwave Technologies, Inc.* (Telecommunications)	510	1,505
Pre-Paid Legal Services, Inc.* (Commercial Services)	68	4,521
Premiere Global Services, Inc.* (Telecommunications)	204	1,628
Prestige Brands Holdings, Inc.* (Healthcare-Products)	136	1,746
PriceSmart, Inc. (Retail)	51	2,613
Primerica, Inc. (Insurance)	102	2,241
Primoris Services Corp. (Holding Companies-Diversified)	85	1,097
PrivateBancorp, Inc. (Banks)	136	1,877
ProAssurance Corp.* (Insurance)	85	5,950
Progress Software Corp.* (Software)	170	4,102
PROS Holdings, Inc.* (Software)	68	1,189
Prospect Capital Corp. (Investment Companies)	255	2,578
Prosperity Bancshares, Inc. (Banks)	102	4,470
Provident Financial Services, Inc. (Savings & Loans)	221	3,165
Provident New York Bancorp (Savings & Loans)	238	1,990
PS Business Parks, Inc. (REIT)	34	1,873
PSS World Medical, Inc.* (Healthcare-Products)	119	3,333
QLIK Technologies, Inc.* (Software)	170	5,790
Quad Graphics, Inc. (Commercial Services)	51	1,982
Quaker Chemical Corp. (Chemicals)	51	2,194
Quality Systems, Inc. (Software)	51	4,452
Quanex Building Products Corp. (Building Materials)	119	1,950
Quantum Corp.* (Computers)	595	1,964
Quest Software, Inc.* (Software)	153	3,478
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	136	3,278
Quidel Corp.* (Healthcare-Products)	85	1,288
Quiksilver, Inc.* (Apparel)	374	1,758
QuinStreet, Inc.* (Internet)	68	883
Radian Group, Inc. (Insurance)	357	1,510
Radiant Systems, Inc.* (Computers)	102	2,132
Rambus, Inc.* (Semiconductors)	238	3,494
Ramco-Gershenson Properties Trust (REIT)	34	421
Raven Industries, Inc. (Miscellaneous Manufacturing)	51	2,841
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	68	2,568
RealD, Inc.* (Computers)	85	1,988
RealPage, Inc.* (Software)	85	2,250
Red Robin Gourmet Burgers, Inc.* (Retail)	34	1,237
Redwood Trust, Inc. (REIT)	221	3,342
Regis Corp. (Retail)	153	2,344
Renasant Corp. (Banks)	119	1,724
Rent-A-Center, Inc. (Commercial Services)	153	4,676

Common Stocks, continued

	Shares	Value
Resolute Energy Corp.* (Oil & Gas)	136	$2,198
Resource Capital Corp. (REIT)	561	3,546
Resources Connection, Inc. (Commercial Services)	136	1,637
Retail Opportunity Investments Corp. (REIT)	119	1,280
Rex Energy Corp.* (Oil & Gas)	102	1,048
RF Micro Devices, Inc.* (Telecommunications)	663	4,058
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	204	1,871
RightNow Technologies, Inc.* (Software)	68	2,203
Rite Aid Corp.* (Retail)	1,394	1,854
RLI Corp. (Insurance)	68	4,211
RLJ Lodging Trust (REIT)	68	1,181
Robbins & Myers, Inc. (Machinery-Diversified)	102	5,391
Rofin-Sinar Technologies, Inc.* (Electronics)	68	2,322
Rogers Corp.* (Electronics)	34	1,571
Rollins, Inc. (Commercial Services)	221	4,504
Rosetta Resources, Inc.* (Oil & Gas)	136	7,009
RSC Holdings, Inc.* (Commercial Services)	204	2,440
RTI International Metals, Inc.* (Mining)	68	2,609
Ruby Tuesday, Inc.* (Retail)	170	1,833
Ruddick Corp. (Food)	119	5,181
Rudolph Technologies, Inc.* (Semiconductors)	85	910
Rue21, Inc.* (Retail)	34	1,105
Rural/Metro Corp.* (Commercial Services)	102	1,758
Rush Enterprises, Inc.* (Retail)	119	2,265
S&T Bancorp, Inc. (Banks)	136	2,528
S1 Corp.* (Internet)	221	1,653
Sabra Health Care REIT, Inc. (REIT)	119	1,988
Safeguard Scientifics, Inc.* (Internet)	85	1,605
Safety Insurance Group, Inc. (Insurance)	51	2,144
Saks, Inc.* (Retail)	289	3,228
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	136	5,417
Sanderson Farms, Inc. (Food)	51	2,437
Sandy Spring Bancorp, Inc. (Banks)	68	1,223
Sangamo BioSciences, Inc.* (Biotechnology)	170	1,001
Sanmina-SCI Corp.* (Electronics)	187	1,932
Sapient Corp.* (Internet)	255	3,833
Sauer-Danfoss, Inc.* (Machinery-Diversified)	34	1,713
Savient Pharmaceuticals, Inc.* (Biotechnology)	187	1,401
SAVVIS, Inc.* (Telecommunications)	102	4,032
ScanSource, Inc.* (Distribution/Wholesale)	68	2,549
SCBT Financial Corp. (Banks)	51	1,463
Scholastic Corp. (Media)	102	2,713
Schulman (A.), Inc. (Chemicals)	85	2,141
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	51	2,864
Scientific Games Corp.—Class A* (Entertainment)	170	1,758
Seattle Genetics, Inc.* (Biotechnology)	255	5,233
Select Comfort Corp.* (Retail)	136	2,445
Select Medical Holdings Corp.* (Healthcare-Services)	136	1,206
Selective Insurance Group, Inc. (Insurance)	170	2,766
SemGroup Corp.—Class A* (Pipelines)	102	2,618
Semtech Corp.* (Semiconductors)	153	4,183
Sensient Technologies Corp. (Chemicals)	136	5,042
Sequenom, Inc.* (Biotechnology)	272	2,054
SFN Group, Inc.* (Commercial Services)	136	1,236
Shenandoah Telecommunications Co. (Telecommunications)	102	1,736
Ship Finance International, Ltd. (Transportation)	119	2,144
ShoreTel, Inc.* (Telecommunications)	119	1,214
Shuffle Master, Inc.* (Entertainment)	187	1,749
Shutterfly, Inc.* (Internet)	68	3,905
SIGA Technologies, Inc.* (Pharmaceuticals)	85	828

See accompanying notes to the financial statements.

134 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Signature Bank* (Banks)	85	$4,862
Silicon Graphics International Corp.* (Computers)	85	1,462
Silicon Image, Inc.* (Semiconductors)	204	1,318
Simmons First National Corp.—Class A (Banks)	102	2,617
Simpson Manufacturing Co., Inc. (Building Materials)	119	3,555
Sinclair Broadcast Group, Inc.—Class A (Media)	119	1,307
Six Flags Entertainment Corp. (Entertainment)	51	1,910
SJW Corp. (Water)	68	1,648
Skechers U.S.A., Inc.—Class A* (Apparel)	102	1,477
SkyWest, Inc. (Airlines)	153	2,304
Smart Balance, Inc.* (Food)	170	881
Smart Modular Technologies (WWH), Inc.* (Computers)	170	1,557
Smith Corp. (Miscellaneous Manufacturing)	102	4,315
Snyders-Lance, Inc. (Food)	119	2,574
Solar Capital, Ltd. (Investment Companies)	119	2,938
Solarwinds, Inc.* (Software)	136	3,555
Sonic Automotive, Inc. (Retail)	102	1,494
Sonic Corp.* (Retail)	153	1,626
SonoSite, Inc.* (Healthcare-Products)	51	1,794
Sonus Networks, Inc.* (Telecommunications)	544	1,763
Sotheby's (Commercial Services)	153	6,655
Sourcefire, Inc.* (Internet)	68	2,021
South Jersey Industries, Inc. (Gas)	85	4,616
Southside Bancshares, Inc. (Banks)	68	1,350
Southwest Gas Corp. (Gas)	102	3,938
Sovran Self Storage, Inc. (REIT)	68	2,788
Spansion, Inc.—Class A* (Computers)	136	2,621
Spartan Stores, Inc. (Food)	85	1,660
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	34	1,088
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	136	1,260
SRA International, Inc.—Class A* (Computers)	102	3,154
SS&C Technologies Holdings, Inc.* (Software)	85	1,689
Stage Stores, Inc. (Retail)	102	1,714
Standard Microsystems Corp.* (Semiconductors)	85	2,294
Standard Pacific Corp.* (Home Builders)	425	1,424
Standex International Corp. (Miscellaneous Manufacturing)	34	1,043
Star Scientific, Inc.* (Agriculture)	289	1,301
Starwood Property Trust, Inc. (REIT)	221	4,533
State Bank Finacial Corp.* (Banks)	102	1,670
STEC, Inc.* (Computers)	102	1,735
Steelcase, Inc.—Class A (Office Furnishings)	221	2,517
Steiner Leisure, Ltd.* (Commercial Services)	51	2,330
Stepan Co. (Chemicals)	34	2,411
STERIS Corp. (Healthcare-Products)	153	5,352
Sterling Bancshares, Inc. (Banks)	187	1,526
Sterling Financial Corp.* (Banks)	102	1,639
Steven Madden, Ltd.* (Apparel)	85	3,188
Stewart Enterprises, Inc.—Class A (Commercial Services)	272	1,986
Stifel Financial Corp.* (Diversified Financial Services)	119	4,267
Stillwater Mining Co.* (Mining)	255	5,613
Stone Energy Corp.* (Oil & Gas)	136	4,133
Stoneridge, Inc.* (Electronics)	102	1,503
STR Holdings, Inc.* (Miscellaneous Manufacturing)	68	1,015
Stratasys, Inc.* (Computers)	51	1,719
Strategic Hotels & Resorts, Inc.* (REIT)	476	3,370
Strayer Education, Inc. (Commercial Services)	34	4,297

Common Stocks, continued

	Shares	Value
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	68	$1,493
SuccessFactors, Inc.* (Commercial Services)	187	5,498
Sun Communities, Inc. (REIT)	51	1,903
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	34	1,625
Sunrise Assisted Living, Inc.* (Healthcare-Services)	153	1,458
Sunstone Hotel Investors, Inc.* (REIT)	272	2,521
Super Micro Computer, Inc.* (Computers)	85	1,368
Superior Industries International, Inc. (Auto Parts & Equipment)	68	1,503
Susquehanna Bancshares, Inc. (Banks)	272	2,176
SVB Financial Group* (Banks)	102	6,090
Swift Energy Co.* (Oil & Gas)	102	3,802
Swift Transportation Co.* (Transportation)	204	2,764
Swisher Hygiene, Inc.* (Commercial Services)	204	1,149
Sycamore Networks, Inc. (Telecommunications)	68	1,512
Sykes Enterprises, Inc.* (Computers)	119	2,562
Symetra Financial Corp. (Insurance)	204	2,740
Symmetry Medical, Inc.* (Healthcare-Products)	153	1,372
Synaptics, Inc.* (Computers)	85	2,188
Synchronoss Technologies, Inc.* (Software)	68	2,158
SYNNEX Corp.* (Software)	102	3,233
Syntel, Inc. (Computers)	34	2,010
Take-Two Interactive Software, Inc.* (Software)	187	2,857
TAL International Group, Inc. (Trucking & Leasing)	68	2,348
Taleo Corp.—Class A* (Software)	85	3,148
Tanger Factory Outlet Centers, Inc. (REIT)	187	5,006
Targa Resources Corp. (Oil & Gas Services)	51	1,706
Targacept, Inc.* (Pharmaceuticals)	85	1,791
Team Health Holdings, Inc.* (Commercial Services)	68	1,531
Team, Inc.* (Commercial Services)	68	1,641
Teekay Tankers, Ltd.—Class A (Transportation)	119	1,119
Tejon Ranch Co.* (Agriculture)	51	1,739
Tekelec* (Telecommunications)	221	2,018
Teledyne Technologies, Inc.* (Aerospace/Defense)	85	4,281
TeleTech Holdings, Inc.* (Commercial Services)	68	1,433
Tennant Co. (Machinery-Diversified)	51	2,036
Tenneco, Inc.* (Auto Parts & Equipment)	153	6,743
Tesco Corp.* (Oil & Gas Services)	85	1,650
Tessera Technologies, Inc.* (Semiconductors)	170	2,914
Tetra Tech, Inc.* (Environmental Control)	170	3,825
TETRA Technologies, Inc.* (Oil & Gas Services)	238	3,030
Texas Capital Bancshares, Inc.* (Banks)	102	2,635
Texas Industries, Inc. (Building Materials)	68	2,831
Texas Roadhouse, Inc.—Class A (Retail)	136	2,385
Textainer Group Holdings, Ltd. (Trucking & Leasing)	51	1,568
The Andersons, Inc. (Agriculture)	51	2,155
The Brink's Co. (Miscellaneous Manufacturing)	119	3,550
The Buckle, Inc. (Retail)	68	2,904
The Cato Corp.—Class A (Retail)	68	1,958
The Children's Place Retail Stores, Inc.* (Retail)	51	2,269
The Corporate Executive Board Co. (Commercial Services)	85	3,710
The Ensign Group, Inc. (Healthcare-Services)	51	1,550
The Finish Line, Inc.—Class A (Retail)	119	2,547
The Fresh Market, Inc.* (Food)	68	2,630
The Geo Group, Inc.* (Commercial Services)	170	3,915
The Gorman-Rupp Co. (Machinery-Diversified)	51	1,680
The Greenbrier Cos., Inc.* (Trucking & Leasing)	51	1,008
The Hain Celestial Group, Inc.* (Food)	85	2,836
The Jones Group, Inc. (Apparel)	204	2,213
The Medicines Co.* (Pharmaceuticals)	136	2,245

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 135

Common Stocks, continued

	Shares	Value
The Men's Wearhouse, Inc. (Retail)	119	$4,010
The Middleby Corp.* (Machinery-Diversified)	51	4,796
The Navigators Group, Inc.* (Insurance)	34	1,598
The New York Times Co.—Class A* (Media)	323	2,817
The Pantry, Inc.* (Retail)	51	958
The Pep Boys-Manny, Moe & Jack (Retail)	136	1,486
The Ryland Group, Inc. (Home Builders)	136	2,248
The Timberland Co.—Class A* (Apparel)	102	4,383
The Ultimate Software Group, Inc.* (Software)	68	3,701
The Warnaco Group, Inc.* (Apparel)	102	5,329
The Wet Seal, Inc.—Class A* (Retail)	238	1,064
Theravance, Inc.* (Pharmaceuticals)	187	4,153
Thompson Creek Metals Co., Inc.* (Mining)	425	4,241
Titan International, Inc. (Auto Parts & Equipment)	102	2,475
Titan Machinery, Inc.* (Distribution/Wholesale)	34	979
TiVo, Inc.* (Home Furnishings)	306	3,149
TNS, Inc.* (Commercial Services)	102	1,693
Tompkins Financial Corp. (Banks)	68	2,668
Tootsie Roll Industries, Inc. (Food)	102	2,985
Tower Group, Inc. (Insurance)	102	2,430
TowneBank (Banks)	153	2,047
TPC Group, Inc.* (Chemicals)	34	1,333
Travelzoo, Inc.* (Internet)	17	1,099
Tredegar Corp. (Miscellaneous Manufacturing)	85	1,560
TreeHouse Foods, Inc.* (Food)	85	4,642
Trex Co., Inc.* (Building Materials)	34	832
Triangle Capital Corp. (Investment Companies)	85	1,569
TriMas Corp.* (Miscellaneous Manufacturing)	68	1,683
Triple-S Management Corp.—Class B* (Healthcare-Services)	85	1,847
TriQuint Semiconductor, Inc.* (Semiconductors)	442	4,504
Triumph Group, Inc. (Aerospace/Defense)	51	5,079
True Religion Apparel, Inc.* (Apparel)	68	1,977
TrueBlue, Inc.* (Commercial Services)	102	1,477
TrustCo Bank Corp. NY (Banks)	425	2,083
Trustmark Corp. (Banks)	136	3,184
TTM Technologies, Inc.* (Electronics)	136	2,179
Tutor Perini Corp. (Engineering & Construction)	85	1,630
Twin Disc, Inc. (Machinery-Diversified)	34	1,313
Two Harbors Investment Corp. (REIT)	238	2,558
Tyler Technologies, Inc.* (Computers)	85	2,276
U-Store-It Trust (REIT)	238	2,504
UIL Holdings Corp. (Electric)	119	3,850
Ultratech Stepper, Inc.* (Semiconductors)	68	2,066
UMB Financial Corp. (Banks)	68	2,848
Umpqua Holdings Corp. (Banks)	289	3,344
UniFirst Corp. (Textiles)	51	2,866
Unisource Energy Corp. (Electric)	102	3,808
Unisys Corp.* (Computers)	102	2,621
United Bankshares, Inc. (Banks)	136	3,329
United Fire & Casualty Co. (Insurance)	85	1,476
United Natural Foods, Inc.* (Food)	119	5,078
United Online, Inc. (Internet)	272	1,640
United Rentals, Inc.* (Commercial Services)	153	3,886
United Stationers, Inc. (Distribution/Wholesale)	102	3,614
Universal American Corp. (Insurance)	85	931
Universal Corp. (Agriculture)	68	2,562
Universal Display Corp.* (Electrical Components & Equipment)	102	3,579
Universal Electronics, Inc.* (Home Furnishings)	51	1,288
Universal Forest Products, Inc. (Building Materials)	51	1,222
Universal Health Realty Income Trust (REIT)	34	1,359
Universal Stainless & Alloy Products, Inc.* (Iron/Steel)	17	795

Common Stocks, continued

	Shares	Value
Universal Technical Institute, Inc. (Commercial Services)	68	$1,344
Urstadt Biddle Properties—Class A (REIT)	68	1,231
US Airways Group, Inc.* (Airlines)	425	3,787
US Ecology, Inc. (Environmental Control)	85	1,454
US Gold Corp.* (Mining)	306	1,845
USA Mobility, Inc. (Telecommunications)	85	1,297
USEC, Inc.* (Mining)	357	1,192
USG Corp.* (Building Materials)	204	2,925
Vail Resorts, Inc. (Entertainment)	102	4,714
Valassis Communications, Inc.* (Commercial Services)	119	3,606
ValueClick, Inc.* (Internet)	187	3,104
ValueVision Media, Inc.—Class A* (Advertising)	136	1,040
Vantage Drilling Co.* (Oil & Gas)	544	990
VASCO Data Security International, Inc.* (Internet)	85	1,058
Vector Group, Ltd. (Agriculture)	187	3,327
Veeco Instruments, Inc.* (Semiconductors)	102	4,938
Venoco, Inc.* (Oil & Gas)	68	866
Vera Bradley, Inc.* (Retail)	51	1,948
Verint Systems, Inc.* (Software)	68	2,519
Viad Corp. (Commercial Services)	68	1,516
ViaSat, Inc.* (Telecommunications)	102	4,414
Vicor Corp. (Electrical Components & Equipment)	85	1,374
ViewPoint Financial Group (Savings & Loans)	153	2,111
VirnetX Holding Corp.* (Internet)	102	2,952
ViroPharma, Inc.* (Pharmaceuticals)	204	3,774
Virtus Investment Partners, Inc.* (Diversified Financial Services)	17	1,032
Vitamin Shoppe, Inc.* (Retail)	68	3,112
VIVUS, Inc.* (Healthcare-Products)	255	2,076
Vocus, Inc.* (Internet)	51	1,561
Volcano Corp.* (Healthcare-Products)	119	3,843
Volterra Semiconductor Corp.* (Semiconductors)	85	2,096
Vonage Holdings Corp.* (Telecommunications)	442	1,949
W&T Offshore, Inc. (Oil & Gas)	102	2,664
Wabash National Corp.* (Auto Manufacturers)	255	2,389
Walter Investment Management Corp. (REIT)	68	1,509
Warner Music Group Corp.* (Entertainment)	136	1,118
Washington REIT (REIT)	153	4,976
Washington Trust Bancorp, Inc. (Banks)	68	1,562
Watsco, Inc. (Distribution/Wholesale)	85	5,779
Watts Water Technologies, Inc.—Class A (Electronics)	68	2,408
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	153	1,031
WD-40 Co. (Household Products/Wares)	51	1,991
Web.com Group, Inc.* (Internet)	85	1,047
Websense, Inc.* (Internet)	102	2,649
Webster Financial Corp. (Banks)	153	3,216
Weis Markets, Inc. (Food)	51	2,077
WellCare Health Plans, Inc.* (Healthcare-Services)	102	5,244
Werner Enterprises, Inc. (Transportation)	136	3,407
WesBanco, Inc. (Banks)	153	3,008
West Coast Bancorp* (Banks)	68	1,140
West Pharmaceutical Services, Inc. (Healthcare-Products)	136	5,951
Westamerica Bancorp (Banks)	85	4,186
Western Alliance Bancorp* (Banks)	204	1,448
Western Refining, Inc.* (Oil & Gas)	136	2,458
WGL Holdings, Inc. (Gas)	119	4,580
Winn-Dixie Stores, Inc.* (Food)	153	1,293
Winthrop Realty Trust (REIT)	119	1,421

See accompanying notes to the financial statements.

136 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Wintrust Financial Corp. (Banks)	85	$2,735
Wolverine World Wide, Inc. (Apparel)	119	4,968
Woodward, Inc. (Electronics)	153	5,334
World Acceptance Corp.* (Diversified Financial Services)	34	2,229
World Fuel Services Corp. (Retail)	187	6,719
Worthington Industries, Inc. (Metal Fabricate/ Hardware)	170	3,927
Wright Express Corp.* (Commercial Services)	102	5,311
Wright Medical Group, Inc.* (Healthcare-Products)	102	1,530
Xyratex, Ltd.* (Computers)	119	1,221
Zep, Inc. (Chemicals)	68	1,285
ZIOPHARM Oncology, Inc.* (Biotechnology)	187	1,144
Zoll Medical Corp.* (Healthcare-Products)	51	2,890
Zoran Corp.* (Semiconductors)	136	1,142
Zumiez, Inc.* (Retail)	51	1,273
TOTAL COMMON STOCKS (Cost $2,227,027)		3,047,579
Repurchase Agreements(a)(b) (83.4%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $19,084,000	$19,084,000	$19,084,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,084,000)		19,084,000
TOTAL INVESTMENT SECURITIES (Cost $21,310,963)—96.7%		22,131,579
Net other assets (liabilities)—3.3%		757,999
NET ASSETS—100.0%		$22,889,578

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $4,692,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contract expiring 9/19/11 (Underlying notional amount at value $3,134,240)	38	$156,687

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$29,607,021	$817,016
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	10,072,999	276,432
		$1,093,448

ProFund VP UltraSmall-Cap invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Advertising	$3,372	NM
Aerospace/Defense	39,083	0.2%
Aerospace/Defense Equipment	5,582	NM
Agriculture	11,084	0.1%
Airlines	17,534	0.1%
Apparel	48,491	0.2%
Auto Manufacturers	3,655	NM
Auto Parts & Equipment	36,237	0.2%
Banks	172,391	0.8%
Beverages	6,278	NM
Biotechnology	64,963	0.3%
Building Materials	23,948	0.1%
Chemicals	63,560	0.3%
Coal	11,775	0.1%
Commercial Services	212,876	0.9%
Computers	66,602	0.3%
Cosmetics/Personal Care	2,656	NM
Distribution/Wholesale	33,522	0.1%
Diversified Financial Services	50,837	0.2%
Electric	62,215	0.3%
Electrical Components & Equipment	29,782	0.1%
Electronics	73,623	0.3%
Energy-Alternate Sources	3,445	NM
Engineering & Construction	16,059	0.1%
Entertainment	27,338	0.1%
Environmental Control	23,028	0.1%
Food	50,885	0.2%
Forest Products & Paper	26,948	0.1%
Gas	31,158	0.1%
Hand/Machine Tools	2,394	NM
Healthcare-Products	112,208	0.5%
Healthcare-Services	62,506	0.3%
Holding Companies-Diversified	3,340	NM
Home Builders	10,980	0.1%
Home Furnishings	9,463	NM
Household Products/Wares	13,210	0.1%
Housewares	1,725	NM
Insurance	88,565	0.4%
Internet	80,601	0.4%
See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 137

	Value	% of Net Assets
Investment Companies	$27,035	0.1%
Iron/Steel	1,950	NM
Leisure Time	11,265	0.1%
Lodging	9,661	NM
Machinery-Construction & Mining	3,143	NM
Machinery-Diversified	51,210	0.2%
Media	20,686	0.1%
Metal Fabricate/Hardware	20,886	0.1%
Mining	49,604	0.2%
Miscellaneous Manufacturing	74,572	0.3%
Office Furnishings	13,901	0.1%
Oil & Gas	111,265	0.5%
Oil & Gas Services	58,779	0.3%
Packaging & Containers	4,119	NM
Pharmaceuticals	79,574	0.3%
Pipelines	2,618	NM
REIT	245,808	1.1%
Real Estate	4,462	NM
Retail	176,614	0.8%

	Value	% of Net Assets
Savings & Loans	$28,823	0.1%
Semiconductors	110,047	0.5%
Software	131,020	0.6%
Storage/Warehousing	2,161	NM
Telecommunications	121,075	0.5%
Textiles	5,168	NM
Toys/Games/Hobbies	1,565	NM
Transportation	58,817	0.3%
Trucking & Leasing	8,721	NM
Water	9,111	NM
Other**	19,841,999	86.7%
Total	$22,889,578	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

138 :: ProFund VP UltraSmall-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$21,310,963
Securities, at value	3,047,579
Repurchase agreements, at value	19,084,000
Total Investment Securities, at value	22,131,579
Cash	5,855
Segregated cash balances with brokers	129,960
Segregated cash balances with custodian	804
Dividends receivable	3,178
Unrealized gain on swap agreements	1,093,448
Receivable for capital shares issued	17,849
Receivable for investments sold	3,020
Variation margin on futures contracts	25,460
Prepaid expenses	344
TOTAL ASSETS	23,411,497
LIABILITIES:
Payable for investments purchased	5,766
Payable for capital shares redeemed	439,759
Advisory fees payable	13,220
Management services fees payable	1,763
Administration fees payable	859
Administrative services fees payable	13,170
Distribution fees payable	13,031
Trustee fees payable	3
Transfer agency fees payable	3,257
Fund accounting fees payable	1,831
Compliance services fees payable	285
Other accrued expenses	28,975
TOTAL LIABILITIES	521,919
NET ASSETS	$22,889,578
NET ASSETS CONSIST OF:
Capital	$27,271,090
Accumulated net investment income (loss)	(248,581)
Accumulated net realized gains (losses) on investments	(6,203,682)
Net unrealized appreciation (depreciation) on investments	2,070,751
NET ASSETS	$22,889,578
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,641,625
Net Asset Value (offering and redemption price per share)	$13.94

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$18,970
Interest	8,107
TOTAL INVESTMENT INCOME	27,077
EXPENSES:
Advisory fees	122,850
Management services fees	16,380
Administration fees	6,486
Transfer agency fees	9,269
Administrative services fees	47,085
Distribution fees	40,950
Custody fees	4,853
Fund accounting fees	15,904
Trustee fees	252
Compliance services fees	172
Other fees	26,819
Total Gross Expenses before reductions	291,020
Less Expenses reduced by the Advisor	(15,836)
TOTAL NET EXPENSES	275,184
NET INVESTMENT INCOME (LOSS)	(248,107)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	401,555
Net realized gains (losses) on futures contracts	94,489
Net realized gains (losses) on swap agreements	(156,458)
Change in net unrealized appreciation/depreciation on investments	1,642,461
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,982,047
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,733,940

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 139

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(248,107)	$(336,490)
Net realized gains (losses) on investments	339,586	8,727,440
Change in net unrealized appreciation/depreciation on investments	1,642,461	(949,482)
Change in net assets resulting from operations	1,733,940	7,441,468
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(7,051,289)	—
Change in net assets resulting from distributions	(7,051,289)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	189,930,090	359,714,277
Dividends reinvested	7,051,289	—
Value of shares redeemed	(201,040,516)	(351,719,392)
Change in net assets resulting from capital transactions	(4,059,137)	7,994,885
Change in net assets	(9,376,486)	15,436,353
NET ASSETS:
Beginning of period	32,266,064	16,829,711
End of period	$22,889,578	$32,266,064
Accumulated net investment income (loss)	$(248,581)	$(474)
SHARE TRANSACTIONS:
Issued	11,472,546	30,000,475
Reinvested	521,160	—
Redeemed	(12,350,597)	(29,547,974)
Change in shares	(356,891)	452,501

See accompanying notes to the financial statements.

140 :: ProFund VP UltraSmall-Cap :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$16.15		$10.89	$7.77	$23.23	$27.10	$21.51
Investment Activities:
Net investment income (loss)(a)	(0.12)		(0.18)	(0.07)	0.01	0.17	0.20
Net realized and unrealized gains (losses) on investments	1.60		5.44	3.20	(15.26)	(3.73)	5.40
Total income (loss) from investment activities	1.48		5.26	3.13	(15.25)	(3.56)	5.60
Distributions to Shareholders From:
Net investment income	—		—	(0.01)	(0.21)	(0.31)	(0.01)
Net realized gains on investments	(3.69)		—	—	—	—	—
Total distributions	(3.69)		—	(0.01)	(0.21)	(0.31)	(0.01)
Net Asset Value, End of Period	$13.94		$16.15	$10.89	$7.77	$23.23	$27.10
Total Return	9.85	%(b)	48.44%	40.18%	(66.18)%	(13.21)%	26.05%
Ratios to Average Net Assets:
Gross expenses(c)	1.77%		1.82%	1.89%	1.83%	1.73%	1.72%
Net expenses(c)	1.68%		1.68%	1.66%	1.63%	1.63%	1.69%
Net investment income (loss)(c)	(1.51)%		(1.41)%	(0.97)%	0.10%	0.63%	0.82%
Supplemental Data:
Net assets, end of period (000's)	$22,890		$32,266	$16,830	$22,769	$23,541	$58,562
Portfolio turnover rate(d)	33	%(b)	211%	153%	368%	418%	208%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP UltraSmall-Cap :: 141

Investment Objective: The ProFund VP UltraNASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	47%
Futures Contracts	13%
Swap Agreements	140%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	5.7%
Microsoft Corp.	4.0%
Oracle Corp.	3.1%
Google, Inc.—Class A	2.3%
Intel Corp.	2.2%

NASDAQ-100 Index – Composition

% of Index
Technology	46%
Communications	30%
Consumer Non-Cyclical	14%
Consumer Cyclical	7%
Industrial	2%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (47.0%)

	Shares	Value
Activision Blizzard, Inc. (Software)	7,192	$84,003
Adobe Systems, Inc.* (Software)	3,162	99,445
Akamai Technologies, Inc.* (Internet)	1,178	37,072
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,147	53,943
Altera Corp. (Semiconductors)	2,015	93,395
Amazon.com, Inc.* (Internet)	2,852	583,205
Amgen, Inc.* (Biotechnology)	5,859	341,873
Apollo Group, Inc.—Class A* (Commercial Services)	899	39,268
Apple Computer, Inc.* (Computers)	5,828	1,956,285
Applied Materials, Inc. (Semiconductors)	8,308	108,087
Autodesk, Inc.* (Software)	1,457	56,240
Automatic Data Processing, Inc. (Software)	3,162	166,574
Baidu, Inc.ADR* (Internet)	1,705	238,922
Bed Bath & Beyond, Inc.* (Retail)	1,581	92,283
Biogen Idec, Inc.* (Biotechnology)	1,519	162,411
BMC Software, Inc.* (Software)	1,116	61,045
Broadcom Corp.—Class A (Semiconductors)	3,038	102,198
C.H. Robinson Worldwide, Inc. (Transportation)	1,054	83,097
CA, Inc. (Software)	3,193	72,928
Celgene Corp.* (Biotechnology)	2,914	175,772
Cephalon, Inc.* (Pharmaceuticals)	465	37,154
Cerner Corp.* (Software)	1,054	64,410
Check Point Software Technologies, Ltd.* (Internet)	1,302	74,019
Cisco Systems, Inc. (Telecommunications)	34,627	540,527
Citrix Systems, Inc.* (Software)	1,178	94,240
Cognizant Technology Solutions Corp.* (Computers)	1,922	140,959
Comcast Corp.—Class A (Media)	13,113	332,283
Costco Wholesale Corp. (Retail)	2,759	224,141
Ctrip.com International, Ltd.ADR* (Internet)	930	40,064
Dell, Inc.* (Computers)	11,873	197,923
DENTSPLY International, Inc. (Healthcare-Products)	899	34,234
DIRECTV—Class A* (Media)	4,836	245,766
Dollar Tree, Inc.* (Retail)	775	51,631
eBay, Inc.* (Internet)	8,184	264,098
Electronic Arts, Inc.* (Software)	2,108	49,749
Expedia, Inc. (Internet)	1,550	44,935

Common Stocks, continued

	Shares	Value
Expeditors International of Washington, Inc. (Transportation)	1,333	$68,236
Express Scripts, Inc.* (Pharmaceuticals)	3,348	180,725
F5 Networks, Inc.* (Internet)	496	54,684
Fastenal Co. (Distribution/Wholesale)	1,860	66,941
First Solar, Inc.* (Energy-Alternate Sources)	558	73,807
Fiserv, Inc.* (Software)	899	56,304
Flextronics International, Ltd.* (Electronics)	4,774	30,649
FLIR Systems, Inc. (Electronics)	992	33,440
Garmin, Ltd. (Electronics)	1,302	43,005
Gilead Sciences, Inc.* (Pharmaceuticals)	4,960	205,394
Google, Inc.—Class A* (Internet)	1,581	800,587
Green Mountain Coffee Roasters, Inc.* (Beverages)	961	85,779
Henry Schein, Inc.* (Healthcare-Products)	589	42,167
Illumina, Inc.* (Biotechnology)	775	58,241
Infosys Technologies, Ltd.ADR (Software)	620	40,443
Intel Corp. (Semiconductors)	33,387	739,856
Intuit, Inc.* (Software)	1,891	98,067
Intuitive Surgical, Inc.* (Healthcare-Products)	248	92,283
Joy Global, Inc. (Machinery-Construction & Mining)	651	62,001
KLA-Tencor Corp. (Semiconductors)	1,054	42,666
Lam Research Corp.* (Semiconductors)	775	34,317
Liberty Media Holding Corp.—Interactive Series A* (Internet)	3,596	60,305
Life Technologies Corp.* (Biotechnology)	1,116	58,110
Linear Technology Corp. (Semiconductors)	1,426	47,087
Marvell Technology Group, Ltd.* (Semiconductors)	3,844	56,757
Mattel, Inc. (Toys/Games/Hobbies)	2,201	60,505
Maxim Integrated Products, Inc. (Semiconductors)	1,860	47,542
Microchip Technology, Inc. (Semiconductors)	1,209	45,833
Micron Technology, Inc.* (Semiconductors)	6,293	47,072
Microsoft Corp. (Software)	53,103	1,380,678
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,759	68,065
NetApp, Inc.* (Computers)	2,325	122,714
Netflix, Inc.* (Internet)	341	89,577
News Corp.—Class A (Media)	11,501	203,568

See accompanying notes to the financial statements.

142 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Common Stocks, continued

	Shares	Value
NII Holdings, Inc.—Class B* (Telecommunications)	1,085	$45,982
NVIDIA Corp.* (Semiconductors)	3,782	60,266
O'Reilly Automotive, Inc.* (Retail)	868	56,863
Oracle Corp. (Software)	31,868	1,048,776
PACCAR, Inc. (Auto Manufacturers)	2,294	117,200
Paychex, Inc. (Commercial Services)	2,294	70,472
Priceline.com, Inc.* (Internet)	310	158,698
QIAGEN N.V.* (Biotechnology)	1,457	27,712
Qualcomm, Inc. (Telecommunications)	10,509	596,806
Research In Motion, Ltd.* (Computers)	3,286	94,801
Ross Stores, Inc. (Retail)	744	59,609
SanDisk Corp.* (Computers)	1,488	61,752
Seagate Technology PLC (Computers)	2,697	43,584
Sears Holdings Corp.* (Retail)	682	48,722
Sigma-Aldrich Corp. (Chemicals)	775	56,870
Staples, Inc. (Retail)	4,495	71,021
Starbucks Corp. (Retail)	4,712	186,077
Stericycle, Inc.* (Environmental Control)	527	46,966
Symantec Corp.* (Internet)	4,774	94,143
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	4,433	213,759
Urban Outfitters, Inc.* (Retail)	1,023	28,797
VeriSign, Inc. (Internet)	1,054	35,267
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,302	67,691
Virgin Media, Inc. (Telecommunications)	1,984	59,381
Vodafone Group PLCADR (Telecommunications)	5,456	145,784
Warner Chilcott PLC—Class A (Pharmaceuticals)	1,612	38,898
Whole Foods Market, Inc. (Food)	1,116	70,810
Wynn Resorts, Ltd. (Lodging)	775	111,244
Xilinx, Inc. (Semiconductors)	1,674	61,051
Yahoo!, Inc.* (Internet)	8,215	123,554
TOTAL COMMON STOCKS (Cost $8,508,682)		16,144,140
Repurchase Agreements(a)(b) (47.4%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $16,291,000	$16,291,000	$16,291,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,291,000)		16,291,000
TOTAL INVESTMENT SECURITIES (Cost $24,799,682)—94.4%		32,435,140
Net other assets (liabilities)—5.6%		1,938,741
NET ASSETS—100.0%		$34,373,881

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $7,055,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR  American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 9/19/11 (Underlying notional amount at value $4,409,900)	95	$145,268

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$14,375,444	$450,028
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	33,878,119	1,043,781
		$1,493,809

ProFund VP UltraNASDAQ-100 invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Auto Manufacturers	$117,200	0.3%
Beverages	85,779	0.3%
Biotechnology	945,753	2.8%
Chemicals	56,870	0.2%
Commercial Services	109,740	0.3%
Computers	2,618,018	7.6%
Distribution/Wholesale	66,941	0.2%
Electronics	107,094	0.3%
Energy-Alternate Sources	73,807	0.2%
Environmental Control	46,966	0.1%
Food	70,810	0.2%
Healthcare-Products	168,684	0.5%
Internet	2,699,130	7.9%
Lodging	111,244	0.3%
Machinery-Construction & Mining	62,001	0.2%
Media	781,617	2.3%
Pharmaceuticals	743,995	2.2%
Retail	819,144	2.4%
Semiconductors	1,486,127	4.3%
Software	3,372,902	9.8%
Telecommunications	1,388,480	4.0%
Toys/Games/Hobbies	60,505	0.2%
Transportation	151,333	0.4%
Other**	18,229,741	53.0%
Total	$34,373,881	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 143

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$24,799,682
Securities, at value	16,144,140
Repurchase agreements, at value	16,291,000
Total Investment Securities, at value	32,435,140
Cash	3
Segregated cash balances with custodian	904
Segregated cash balances with brokers	327,750
Dividends receivable	7,098
Unrealized gain on swap agreements	1,493,809
Receivable for capital shares issued	138,642
Variation margin on futures contracts	56,050
Prepaid expenses	452
TOTAL ASSETS	34,459,848
LIABILITIES:
Advisory fees payable	23,353
Management services fees payable	3,114
Administration fees payable	1,392
Administrative services fees payable	11,745
Distribution fees payable	11,190
Trustee fees payable	4
Transfer agency fees payable	4,630
Fund accounting fees payable	2,969
Compliance services fees payable	368
Other accrued expenses	27,202
TOTAL LIABILITIES	85,967
NET ASSETS	$34,373,881
NET ASSETS CONSIST OF:
Capital	$88,317,362
Accumulated net investment income (loss)	(271,546)
Accumulated net realized gains (losses) on investments	(62,946,470)
Net unrealized appreciation (depreciation) on investments	9,274,535
NET ASSETS	$34,373,881
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,462,791
Net Asset Value (offering and redemption price per share)	$23.50

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$63,946
Interest	5,837
TOTAL INVESTMENT INCOME	69,783
EXPENSES:
Advisory fees	152,379
Management services fees	20,317
Administration fees	7,830
Transfer agency fees	11,215
Administrative services fees	63,699
Distribution fees	50,793
Custody fees	3,576
Fund accounting fees	15,378
Trustee fees	302
Compliance services fees	218
Other fees	26,057
Total Gross Expenses before reductions	351,764
Less Expenses reduced by the Advisor	(10,435)
TOTAL NET EXPENSES	341,329
NET INVESTMENT INCOME (LOSS)	(271,546)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,510,831
Net realized gains (losses) on futures contracts	105,923
Net realized gains (losses) on swap agreements	384,037
Change in net unrealized appreciation/depreciation on investments	1,077,209
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,078,000
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,806,454

See accompanying notes to the financial statements.

144 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(271,546)	$(416,815)
Net realized gains (losses) on investments	2,000,791	7,746,421
Change in net unrealized appreciation/depreciation on investments	1,077,209	2,200,979
Change in net assets resulting from operations	2,806,454	9,530,585
CAPITAL TRANSACTIONS:
Proceeds from shares issued	348,837,616	490,712,237
Value of shares redeemed	(360,178,117)	(488,756,540)
Change in net assets resulting from capital transactions	(11,340,501)	1,955,697
Change in net assets	(8,534,047)	11,486,282
NET ASSETS:
Beginning of period	42,907,928	31,421,646
End of period	$34,373,881	$42,907,928
Accumulated net investment income (loss)	$(271,546)	$—
SHARE TRANSACTIONS:
Issued	14,877,608	29,579,850
Redeemed	(15,385,510)	(29,560,304)
Change in shares	(507,902)	19,546

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 145

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$21.77		$16.10	$7.34	$26.93	$20.97	$41.79
Investment Activities:
Net investment income (loss)(a)	(0.16)		(0.21)	(0.13)	(0.13)	(0.05)	(0.13)
Net realized and unrealized gains (losses) on investments	1.89		5.88	8.89	(19.46)	6.01	(0.53)
Total income (loss) from investment activities	1.73		5.67	8.76	(19.59)	5.96	(0.66)
Distributions to Shareholders From:
Net realized gains on investments	—		—	—	—	—	(20.16)
Net Asset Value, End of Period	$23.50		$21.77	$16.10	$7.34	$26.93	$20.97
Total Return	7.95	%(b)	35.22%	119.35%	(72.74)%	28.42%	4.93%
Ratios to Average Net Assets:
Gross expenses(c)	1.73%		1.80%	1.79%	1.77%	1.69%	1.75%
Net expenses(c)	1.68%		1.68%	1.66%	1.63%	1.63%	1.72%
Net investment income (loss)(c)	(1.34)%		(1.24)%	(1.20)%	(0.74)%	(0.19)%	(0.40)%
Supplemental Data:
Net assets, end of period (000's)	$34,374		$42,908	$31,422	$20,711	$99,909	$73,624
Portfolio turnover rate(d)	21	%(b)	26%	423%	611%	979%	1,176%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

146 :: ProFund VP UltraNASDAQ-100 :: Financial Highlights

Investment Objective: The ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(36)%
Swap Agreements	(64)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index – Composition

% of Index
Consumer Non-Cyclical	22%
Financial	15%
Energy	13%
Technology	13%
Communications	11%
Industrial	11%
Consumer Cyclical	8%
Basic Materials	4%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $32,526,000	$32,526,000	$32,526,000
TOTAL REPURCHASE AGREEMENTS (Cost $32,526,000)		32,526,000
TOTAL INVESTMENT SECURITIES (Cost $32,526,000)—100.6%		32,526,000
Net other assets (liabilities)—(0.6)%		(178,601)
NET ASSETS—100.0%		$32,347,399

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $3,716,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 9/19/11 (Underlying notional amount at value $11,574,200)	176	$(345,617)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(9,191,414)	$(239,899)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(11,569,390)	(359,300)
		$(599,199)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bear :: 147

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$32,526,000
Repurchase agreements, at value	32,526,000
Total Investment Securities, at value	32,526,000
Cash	174
Segregated cash balances with brokers	803,000
Receivable for capital shares issued	914,194
Prepaid expenses	360
TOTAL ASSETS	34,243,728
LIABILITIES:
Payable for capital shares redeemed	1,130,274
Unrealized loss on swap agreements	599,199
Variation margin on futures contracts	105,600
Advisory fees payable	14,693
Management services fees payable	1,959
Administration fees payable	796
Administrative services fees payable	6,898
Distribution fees payable	6,405
Trustee fees payable	2
Transfer agency fees payable	2,328
Fund accounting fees payable	1,699
Compliance services fees payable	268
Other accrued expenses	26,208
TOTAL LIABILITIES	1,896,329
NET ASSETS	$32,347,399
NET ASSETS CONSIST OF:
Capital	$96,710,079
Accumulated net investment income (loss)	(196,652)
Accumulated net realized gains (losses) on investments	(63,221,212)
Net unrealized appreciation (depreciation) on investments	(944,816)
NET ASSETS	$32,347,399
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,712,493
Net Asset Value (offering and redemption price per share)	$18.89

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$6,504
EXPENSES:
Advisory fees	90,694
Management services fees	12,092
Administration fees	5,228
Transfer agency fees	7,465
Administrative services fees	36,704
Distribution fees	30,231
Custody fees	3,189
Fund accounting fees	10,022
Trustee fees	193
Compliance services fees	139
Other fees	12,010
Total Gross Expenses before reductions	207,967
Less Expenses reduced by the Advisor	(4,811)
TOTAL NET EXPENSES	203,156
NET INVESTMENT INCOME (LOSS)	(196,652)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(13,575)
Net realized gains (losses) on futures contracts	(288,252)
Net realized gains (losses) on swap agreements	(1,000,513)
Change in net unrealized appreciation/depreciation on investments	(835,878)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,138,218)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,334,870)

See accompanying notes to the financial statements.

148 :: ProFund VP Bear :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(196,652)	$(729,587)
Net realized gains (losses) on investments	(1,302,340)	(10,737,443)
Change in net unrealized appreciation/depreciation on investments	(835,878)	(418,127)
Change in net assets resulting from operations	(2,334,870)	(11,885,157)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	145,885,561	518,149,530
Value of shares redeemed	(137,505,909)	(516,681,041)
Change in net assets resulting from capital transactions	8,379,652	1,468,489
Change in net assets	6,044,782	(10,416,668)
NET ASSETS:
Beginning of period	26,302,617	36,719,285
End of period	$32,347,399	$26,302,617
Accumulated net investment income (loss)	$(196,652)	$—
SHARE TRANSACTIONS:
Issued	7,556,536	22,016,264
Redeemed	(7,135,324)	(22,206,454)
Change in shares	421,212	(190,190)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bear :: 149

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$20.37		$24.79		$34.42	$24.92	$25.78	$28.22
Investment Activities:
Net investment income (loss)(a)	(0.16)		(0.37)		(0.48)	0.06	0.85	0.89
Net realized and unrealized gains (losses) on investments	(1.32)		(4.05)		(9.10)	9.81	(0.71)	(2.99)
Total income (loss) from investment activities	(1.48)		(4.42)		(9.58)	9.87	0.14	(2.10)
Distributions to Shareholders From:
Net investment income	—		—		(0.05)	(0.37)	(1.00)	(0.34)
Net Asset Value, End of Period	$18.89		$20.37		$24.79	$34.42	$24.92	$25.78
Total Return	(7.27	)%(b)	(17.80)%		(27.87)%	39.92%	0.60%	(7.50)%
Ratios to Average Net Assets:
Gross expenses(c)	1.72%		1.75%		1.77%	1.71%	1.70%	1.74%
Net expenses(c)	1.68%		1.68%		1.66%	1.63%	1.63%	1.70%
Net investment income (loss)(c)	(1.63)%		(1.57)%		(1.57)%	0.22%	3.37%	3.24%
Supplemental Data:
Net assets, end of period (000's)	$32,347		$26,303		$36,719	$52,965	$30,237	$29,385
Portfolio turnover rate(d)	—		599	%(e)	—	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(e)  Changes in the portfolio turnover rate are primarily driven by timing of purchase and sales of long-term securities.

See accompanying notes to the financial statements.

150 :: ProFund VP Bear :: Financial Highlights

Investment Objective: The ProFund VP Short Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(27)%
Swap Agreements	(73)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index – Composition

% of Index
Industrial	19%
Consumer Non-Cyclical	19%
Financial	18%
Consumer Cyclical	13%
Technology	10%
Energy	6%
Utilities	6%
Basic Materials	5%
Communications	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (101.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $4,328,000	$4,328,000	$4,328,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,328,000)		4,328,000
TOTAL INVESTMENT SECURITIES (Cost $4,328,000)—101.0%		4,328,000
Net other assets (liabilities)—(1.0)%		(44,173)
NET ASSETS—100.0%		$4,283,827

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $331,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring 9/19/11 (Underlying notional amount at Value $1,171,560)	12	$(34,461)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$(1,717,654)	$(50,324)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	(1,400,510)	(43,431)
		$(93,755)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Mid-Cap :: 151

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$4,328,000
Repurchase agreements, at value	4,328,000
Total Investment Securities, at value	4,328,000
Cash	73
Segregated cash balances with brokers	90,480
Receivable for capital shares issued	52,210
Prepaid expenses	47
TOTAL ASSETS	4,470,810
LIABILITIES:
Payable for capital shares redeemed	79,848
Unrealized loss on swap agreements	93,755
Variation margin on futures contracts	6,720
Advisory fees payable	1,090
Management services fees payable	145
Administration fees payable	66
Administrative services fees payable	599
Distribution fees payable	432
Transfer agency fees payable	184
Fund accounting fees payable	141
Compliance services fees payable	26
Other accrued expenses	3,977
TOTAL LIABILITIES	186,983
NET ASSETS	$4,283,827
NET ASSETS CONSIST OF:
Capital	$6,617,416
Accumulated net investment income (loss)	(14,186)
Accumulated net realized gains (losses) on investments	(2,191,187)
Net unrealized appreciation (depreciation) on investments	(128,216)
NET ASSETS	$4,283,827
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	318,139
Net Asset Value (offering and redemption price per share)	$13.47

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$438
EXPENSES:
Advisory fees	6,529
Management services fees	871
Administration fees	439
Transfer agency fees	626
Administrative services fees	2,925
Distribution fees	2,176
Custody fees	3,219
Fund accounting fees	841
Trustee fees	16
Compliance services fees	10
Other fees	331
Total Gross Expenses before reductions	17,983
Less Expenses reduced by the Advisor	(3,359)
TOTAL NET EXPENSES	14,624
NET INVESTMENT INCOME (LOSS)	(14,186)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(36,434)
Net realized gains (losses) on swap agreements	(158,640)
Change in net unrealized appreciation/depreciation on investments	(130,017)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(325,091)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(339,277)

See accompanying notes to the financial statements.

152 :: ProFund VP Short Mid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(14,186)	$(111,436)
Net realized gains (losses) on investments	(195,074)	(2,442,292)
Change in net unrealized appreciation/depreciation on investments	(130,017)	(68,018)
Change in net assets resulting from operations	(339,277)	(2,621,746)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	19,028,294	194,596,019
Value of shares redeemed	(16,180,663)	(194,104,162)
Change in net assets resulting from capital transactions	2,847,631	491,857
Change in net assets	2,508,354	(2,129,889)
NET ASSETS:
Beginning of period	1,775,473	3,905,362
End of period	$4,283,827	$1,775,473
Accumulated net investment income (loss)	$(14,186)	$—
SHARE TRANSACTIONS:
Issued	1,376,590	10,787,880
Redeemed	(1,177,226)	(10,862,823)
Change in shares	199,364	(74,943)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Mid-Cap :: 153

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$14.95		$20.16	$31.33	$24.00	$25.38	$26.39
Investment Activities:
Net investment income (loss)(a)	(0.11)		(0.29)	(0.40)	0.14	0.82	0.91
Net realized and unrealized gains (losses) on investments	(1.37)		(4.92)	(10.68)	7.44	(1.55)	(1.87)
Total income (loss) from investment activities	(1.48)		(5.21)	(11.08)	7.58	(0.73)	(0.96)
Distributions to Shareholders From:
Net investment income	—		—	(0.09)	(0.25)	(0.65)	(0.05)
Net Asset Value, End of Period	$13.47		$14.95	$20.16	$31.33	$24.00	$25.38
Total Return	(9.90	)%(b)	(25.84)%	(35.39)%	31.83%	(2.85)%	(3.64)%
Ratios to Average Net Assets:
Gross expenses(c)	2.04%		1.72%	1.82%	1.73%	1.78%	1.82%
Net expenses(c)	1.66%		1.68%	1.67%	1.63%	1.63%	1.67%
Net investment income (loss)(c)	(1.61)%		(1.57)%	(1.57)%	0.54%	3.41%	3.46%
Supplemental Data:
Net assets, end of period (000's)	$4,284		$1,775	$3,905	$4,017	$1,437	$5,210
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

154 :: ProFund VP Short Mid-Cap :: Financial Highlights

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(3)%
Swap Agreements	(97)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index – Composition

% of Index
Consumer Non-Cyclical	20%
Financial	20%
Industrial	14%
Consumer Cyclical	14%
Technology	11%
Communications	8%
Energy	6%
Basic Materials	4%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (101.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $19,371,000	$19,371,000	$19,371,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,371,000)		19,371,000
TOTAL INVESTMENT SECURITIES (Cost $19,371,000)—101.8%		19,371,000
Net other assets (liabilities)—(1.8)%		(340,599)
NET ASSETS—100.0%		$19,030,401

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $3,678,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contract expiring 9/19/11 (Underlying notional amount at value $659,840)	8	$(33,053)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(3,304,358)	$(116,359)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(15,039,702)	(343,270)
		$(459,629)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 155

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$19,371,000
Repurchase agreements, at value	19,371,000
Total Investment Securities, at value	19,371,000
Cash	381
Segregated cash balances with brokers	28,640
Receivable for capital shares issued	207,386
Prepaid expenses	87
TOTAL ASSETS	19,607,494
LIABILITIES:
Payable for capital shares redeemed	84,139
Unrealized loss on swap agreements	459,629
Variation margin on futures contracts	5,360
Advisory fees payable	7,806
Management services fees payable	1,041
Administration fees payable	424
Administrative services fees payable	3,529
Distribution fees payable	3,544
Trustee fees payable	1
Transfer agency fees payable	1,015
Fund accounting fees payable	904
Compliance services fees payable	79
Other accrued expenses	9,622
TOTAL LIABILITIES	577,093
NET ASSETS	$19,030,401
NET ASSETS CONSIST OF:
Capital	$37,755,400
Accumulated net investment income (loss)	(53,152)
Accumulated net realized gains (losses) on investments	(18,179,165)
Net unrealized appreciation (depreciation) on investments	(492,682)
NET ASSETS	$19,030,401
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,465,335
Net Asset Value (offering and redemption price per share)	$7.72

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$1,396
EXPENSES:
Advisory fees	24,352
Management services fees	3,247
Administration fees	1,416
Transfer agency fees	2,042
Administrative services fees	8,078
Distribution fees	8,117
Custody fees	2,083
Fund accounting fees	2,756
Trustee fees	50
Compliance services fees	40
Other fees	4,755
Total Gross Expenses before reductions	56,936
Less Expenses reduced by the Advisor	(2,388)
TOTAL NET EXPENSES	54,548
NET INVESTMENT INCOME (LOSS)	(53,152)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(37,350)
Net realized gains (losses) on swap agreements	(47,231)
Change in net unrealized appreciation/depreciation on investments	(533,402)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(617,983)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(671,135)

See accompanying notes to the financial statements.

156 :: ProFund VP Short Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(53,152)	$(195,627)
Net realized gains (losses) on investments	(84,581)	(4,542,727)
Change in net unrealized appreciation/depreciation on investments	(533,402)	(36,884)
Change in net assets resulting from operations	(671,135)	(4,775,238)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	77,015,759	295,067,097
Value of shares redeemed	(63,218,430)	(297,752,434)
Change in net assets resulting from capital transactions	13,797,329	(2,685,337)
Change in net assets	13,126,194	(7,460,575)
NET ASSETS:
Beginning of period	5,904,207	13,364,782
End of period	$19,030,401	$5,904,207
Accumulated net investment income (loss)	$(53,152)	$—
SHARE TRANSACTIONS:
Issued	9,701,231	28,112,417
Redeemed	(7,933,067)	(28,536,841)
Change in shares	1,768,164	(424,424)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 157

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$8.47		$11.92	$17.72	$14.85	$14.58	$16.62
Investment Activities:
Net investment income (loss)(a)	(0.06)		(0.17)	(0.24)	0.08	0.50	0.56
Net realized and unrealized gains (losses) on investments	(0.69)		(3.28)	(5.49)	3.37	0.15	(2.50)
Total income (loss) from investment activities	(0.75)		(3.45)	(5.73)	3.45	0.65	(1.94)
Distributions to Shareholders From:
Net investment income	—		—	(0.07)	(0.58)	(0.38)	(0.10)
Net Asset Value, End of Period	$7.72		$8.47	$11.92	$17.72	$14.85	$14.58
Total Return	(8.85	)%(b)	(28.94)%	(32.37)%	24.08%	4.46%	(11.73)%
Ratios to Average Net Assets:
Gross expenses(c)	1.75%		1.80%	1.81%	1.71%	1.67%	1.67%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.62%	1.62%
Net investment income (loss)(c)	(1.64)%		(1.57)%	(1.57)%	0.49%	3.42%	3.52%
Supplemental Data:
Net assets, end of period (000's)	$19,030		$5,904	$13,365	$12,498	$15,367	$13,052
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

158 :: ProFund VP Short Small-Cap :: Financial Highlights

Investment Objective: The ProFund VP Short Dow 30 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Industrial Average ("DJIA").

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average – Composition

% of Index
Industrial	23%
Consumer Non-Cyclical	18%
Technology	16%
Energy	11%
Consumer Cyclical	11%
Financial	10%
Communications	7%
Basic Materials	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (102.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $227,000	$227,000	$227,000
TOTAL REPURCHASE AGREEMENTS (Cost $227,000)		227,000
TOTAL INVESTMENT SECURITIES (Cost $227,000)—102.4%		227,000
Net other assets (liabilities)—(2.4)%		(5,400)
NET ASSETS—100.0%		$221,600

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $62,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(63,472)	$(1,914)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(156,673)	(3,224)
		$(5,138)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 159

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$227,000
Repurchase agreements, at value	227,000
Total Investment Securities, at value	227,000
Cash	686
Receivable from Advisor	260
Prepaid expenses	2
TOTAL ASSETS	227,948
LIABILITIES:
Payable for capital shares redeemed	7
Unrealized loss on swap agreements	5,138
Administration fees payable	5
Administrative services fees payable	46
Distribution fees payable	61
Transfer agency fees payable	13
Fund accounting fees payable	10
Compliance services fees payable	8
Other accrued expenses	1,060
TOTAL LIABILITIES	6,348
NET ASSETS	$221,600
NET ASSETS CONSIST OF:
Capital	$349,129
Accumulated net investment income (loss)	(866)
Accumulated net realized gains (losses) on investments	(121,525)
Net unrealized appreciation (depreciation) on investments	(5,138)
NET ASSETS	$221,600
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	39,785
Net Asset Value (offering and redemption price per share)	$5.57

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$24
EXPENSES:
Advisory fees	397
Management services fees	53
Administration fees	30
Transfer agency fees	42
Administrative services fees	75
Distribution fees	132
Custody fees	2,392
Fund accounting fees	57
Trustee fees	1
Other fees	106
Total Gross Expenses before reductions	3,285
Less Expenses reduced by the Advisor	(2,395)
TOTAL NET EXPENSES	890
NET INVESTMENT INCOME (LOSS)	(866)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(3,622)
Change in net unrealized appreciation/depreciation on investments	(5,002)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(8,624)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,490)

See accompanying notes to the financial statements.

160 :: ProFund VP Short Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(866)	$(7,302)
Net realized gains (losses) on investments	(3,622)	(162,313)
Change in net unrealized appreciation/depreciation on investments	(5,002)	(522)
Change in net assets resulting from operations	(9,490)	(170,137)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,209,514	22,255,952
Value of shares redeemed	(1,037,254)	(22,166,203)
Change in net assets resulting from capital transactions	172,260	89,749
Change in net assets	162,770	(80,388)
NET ASSETS:
Beginning of period	58,830	139,218
End of period	$221,600	$58,830
Accumulated net investment income (loss)	$(866)	$—
SHARE TRANSACTIONS:
Issued	211,329	3,208,941
Redeemed	(181,112)	(3,217,046)
Change in shares	30,217	(8,105)
See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 161

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007		Period May 1, 2006 through Dec. 31, 2006(a)
Net Asset Value, Beginning of Period	$6.15		$7.88	$31.84	$26.69	$28.21		$30.00
Investment Activities:
Net investment income (loss)(b)	(0.05)		(0.11)	(0.25)	(0.25)	0.86		0.72
Net realized and unrealized gains (losses) on investments	(0.53)		(1.62)	(6.49)	6.91	(1.64)		(2.51)
Total income (loss) from investment activities	(0.58)		(1.73)	(6.74)	6.66	(0.78)		(1.79)
Distributions to Shareholders From:
Net investment income	—		—	—	(1.51)	(0.74)		—
Return of capital	—		—	(0.05)	—	—		—
Net realized gains on investments	—		—	(17.17)	—	—		—
Total distributions	—		—	(17.22)	(1.51)	(0.74)		—
Net Asset Value, End of Period	$5.57		$6.15	$7.88	$31.84	$26.69		$28.21
Total Return	(9.43	)%(c)	(21.86)%	(25.39)%	25.51%	(2.67)%		(6.00	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	6.19%		2.21%	2.48%	1.98%	2.37%		2.25%
Net expenses(d)	1.68%		1.68%	1.66%	1.63%	1.72	%(e)	1.63%
Net investment income (loss)(d)	(1.63)%		(1.57)%	(1.59)%	(0.79)%	3.21%		3.61%
Supplemental Data:
Net assets, end of period (000's)	$222		$59	$139	$232	$195		$204
Portfolio turnover rate(f)	—		—	—	—	—		—

(a)  Period from commencement of operations.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the year ended December 31, 2007.

(f)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

162 :: ProFund VP Short Dow 30 :: Financial Highlights

Investment Objective: The ProFund VP Short NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(16)%
Swap Agreements	(84)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index – Composition

% of Index
Technology	46%
Communications	30%
Consumer Non-Cyclical	14%
Consumer Cyclical	7%
Industrial	2%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (95.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $14,373,000	$14,373,000	$14,373,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,373,000)		14,373,000
TOTAL INVESTMENT SECURITIES (Cost $14,373,000)—95.6%		14,373,000
Net other assets (liabilities)—4.4%		665,988
NET ASSETS—100.0%		$15,038,988

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $2,255,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures expiring 9/19/11 (Underlying notional amount at value $2,367,420)	51	$(78,176)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(3,815,191)	$(119,528)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(8,854,680)	(185,345)
		$(304,873)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 163

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$14,373,000
Repurchase agreements, at value	14,373,000
Total Investment Securities, at value	14,373,000
Cash	395
Segregated cash balances with brokers	181,050
Segregated cash balances with custodian	599
Receivable for capital shares issued	1,128,416
Prepaid expenses	151
TOTAL ASSETS	15,683,611
LIABILITIES:
Payable for capital shares redeemed	280,535
Unrealized loss on swap agreements	304,873
Variation margin on futures contracts	30,090
Advisory fees payable	6,881
Management services fees payable	918
Administration fees payable	398
Administrative services fees payable	4,346
Distribution fees payable	4,026
Trustee fees payable	1
Transfer agency fees payable	1,064
Fund accounting fees payable	848
Compliance services fees payable	119
Other accrued expenses	10,524
TOTAL LIABILITIES	644,623
NET ASSETS	$15,038,988
NET ASSETS CONSIST OF:
Capital	$72,225,202
Accumulated net investment income (loss)	(91,483)
Accumulated net realized gains (losses) on investments	(56,711,682)
Net unrealized appreciation (depreciation) on investments	(383,049)
NET ASSETS	$15,038,988
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,711,122
Net Asset Value (offering and redemption price per share)	$8.79

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$2,907
EXPENSES:
Advisory fees	42,139
Management services fees	5,618
Administration fees	2,225
Transfer agency fees	3,180
Administrative services fees	16,250
Distribution fees	14,046
Custody fees	3,558
Fund accounting fees	4,267
Trustee fees	77
Compliance services fees	65
Other fees	7,952
Total Gross Expenses before reductions	99,377
Less Expenses reduced by the Advisor	(4,987)
TOTAL NET EXPENSES	94,390
NET INVESTMENT INCOME (LOSS)	(91,483)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(5,390)
Net realized gains (losses) on futures contracts	(70,728)
Net realized gains (losses) on swap agreements	(110,360)
Change in net unrealized appreciation/depreciation on investments	(435,275)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(621,753)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(713,236)

See accompanying notes to the financial statements.

164 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(91,483)	$(262,196)
Net realized gains (losses) on investments	(186,478)	(4,298,686)
Change in net unrealized appreciation/depreciation on investments	(435,275)	14,957
Change in net assets resulting from operations	(713,236)	(4,545,925)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	115,292,847	190,335,011
Value of shares redeemed	(108,960,505)	(188,403,110)
Change in net assets resulting from capital transactions	6,332,342	1,931,901
Change in net assets	5,619,106	(2,614,024)
NET ASSETS:
Beginning of period	9,419,882	12,033,906
End of period	$15,038,988	$9,419,882
Accumulated net investment income (loss)	$(91,483)	$—
SHARE TRANSACTIONS:
Issued	12,896,281	17,095,648
Redeemed	(12,182,185)	(17,102,249)
Change in shares	714,096	(6,601)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 165

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$9.45		$11.99	$20.28	$14.18	$18.18	$18.56
Investment Activities:
Net investment income (loss)(a)	(0.07)		(0.17)	(0.24)	0.07	0.59	0.64
Net realized and unrealized gains (losses) on investments	(0.59)		(2.37)	(8.00)	6.59	(2.63)	(0.88)
Total income (loss) from investment activities	(0.66)		(2.54)	(8.24)	6.66	(2.04)	(0.24)
Distributions to Shareholders From:
Net investment income	—		—	(0.05)	(0.56)	(1.96)	(0.14)
Net Asset Value, End of Period	$8.79		$9.45	$11.99	$20.28	$14.18	$18.18
Total Return	(6.98	)%(b)	(21.18)%	(40.66)%	48.16%	(11.60)%	(1.31)%
Ratios to Average Net Assets:
Gross expenses(c)	1.77%		1.81%	1.81%	1.76%	1.71%	1.70%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.63%	1.66%
Net investment income (loss)(c)	(1.63)%		(1.56)%	(1.57)%	0.41%	3.50%	3.34%
Supplemental Data:
Net assets, end of period (000's)	$15,039		$9,420	$12,034	$16,297	$11,845	$23,898
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

166 :: ProFund VP Short NASDAQ-100 :: Financial Highlights

Investment Objective: The ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(101)%
Total Exposure	(101)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition

Industry Breakdown	% of Index
Financials	24%
Industrials	13%
Materials	11%
Consumer Discretionary	10%
Consumer Staples	10%
Health Care	9%
Energy	8%
Telecommunication Services	5%
Information Technology	5%
Utilities	5%
Country Breakdown
United Kingdom	21%
Japan	20%
France	10%
Germany	9%
Australia	9%
Switzerland	8%
Spain	4%
Sweden	3%
Italy	3%
Other	13%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (106.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $2,091,000	$2,091,000	$2,091,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,091,000)		2,091,000
TOTAL INVESTMENT SECURITIES (Cost $2,091,000)—106.5%		2,091,000
Net other assets (liabilities)—(6.5)%		(126,795)
NET ASSETS—100.0%		$1,964,205

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $334,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(771,750)	$(33,781)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(1,209,065)	(57,836)
		$(91,617)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short International :: 167

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$2,091,000
Repurchase agreements, at value	2,091,000
Total Investment Securities, at value	2,091,000
Cash	758
Receivable for capital shares issued	566
Prepaid expenses	21
TOTAL ASSETS	2,092,345
LIABILITIES:
Payable for capital shares redeemed	31,927
Unrealized loss on swap agreements	91,617
Advisory fees payable	866
Management services fees payable	115
Administration fees payable	55
Administrative services fees payable	887
Distribution fees payable	944
Transfer agency fees payable	160
Fund accounting fees payable	118
Compliance services fees payable	16
Other accrued expenses	1,435
TOTAL LIABILITIES	128,140
NET ASSETS	$1,964,205
NET ASSETS CONSIST OF:
Capital	$3,097,674
Accumulated net investment income (loss)	(12,722)
Accumulated net realized gains (losses) on investments	(1,029,130)
Net unrealized appreciation (depreciation) on investments	(91,617)
NET ASSETS	$1,964,205
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	103,683
Net Asset Value (offering and redemption price per share)	$18.94

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$379
EXPENSES:
Advisory fees	5,849
Management services fees	780
Administration fees	333
Transfer agency fees	476
Administrative services fees	1,768
Distribution fees	1,950
Custody fees	1,755
Fund accounting fees	641
Trustee fees	12
Compliance services fees	10
Other fees	914
Total Gross Expenses before reductions	14,488
Less Expenses reduced by the Advisor	(1,387)
TOTAL NET EXPENSES	13,101
NET INVESTMENT INCOME (LOSS)	(12,722)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(32,891)
Net realized gains (losses) on swap agreements	(55,742)
Change in net unrealized appreciation/depreciation on investments	(72,587)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(161,220)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(173,942)

See accompanying notes to the financial statements.

168 :: ProFund VP Short International :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(12,722)	$(32,743)
Net realized gains (losses) on investments	(88,633)	(353,788)
Change in net unrealized appreciation/depreciation on investments	(72,587)	(25,621)
Change in net assets resulting from operations	(173,942)	(412,152)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	9,292,432	14,345,379
Value of shares redeemed	(8,367,343)	(14,989,898)
Change in net assets resulting from capital transactions	925,089	(644,519)
Change in net assets	751,147	(1,056,671)
NET ASSETS:
Beginning of period	1,213,058	2,269,729
End of period	$1,964,205	$1,213,058
Accumulated net investment income (loss)	$(12,722)	$—
SHARE TRANSACTIONS:
Issued	470,344	575,791
Redeemed	(425,692)	(610,961)
Change in shares	44,652	(35,170)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short International :: 169

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$20.55		$24.09	$40.60	$29.39	$30.00
Investment Activities:
Net investment income (loss)(b)	(0.16)		(0.38)	(0.56)	(0.25)	0.28
Net realized and unrealized gains (losses) on investments	(1.45)		(3.16)	(11.65)	11.48	(0.89)
Total income (loss) from investment activities	(1.61)		(3.54)	(12.21)	11.23	(0.61)
Distributions to Shareholders From:
Net investment income	—		—	—	(0.02)	—
Net realized gains on investments	—		—	(4.30)	—	—
Total distributions	—		—	(4.30)	(0.02)	—
Net Asset Value, End of Period	$18.94		$20.55	$24.09	$40.60	$29.39
Total Return	(7.83	)%(c)	(14.69)%	(30.28)%	38.23%	(2.03	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.85%		1.87%	1.75%	1.77%	3.42%
Net expenses(d)	1.67%		1.68%	1.66%	1.63%	1.64	%(e)
Net investment income (loss)(d)	(1.63)%		(1.57)%	(1.55)%	(0.62)%	2.93%
Supplemental Data:
Net assets, end of period (000's)	$1,964		$1,213	$2,270	$4,943	$192
Portfolio turnover rate(f)	—		—	—	—	—

(a)  Period from commencement of operations.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.

(f)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

170 :: ProFund VP Short International :: Financial Highlights

Investment Objective: The ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index – Composition

Industry Breakdown	% of Index
Energy	24%
Financial	19%
Communications	19%
Basic Materials	17%
Technology	10%
Consumer Non-Cyclical	6%
Utilities	2%
Industrial	2%
Consumer Cyclical	1%
Country Breakdown
Brazil	38%
China	15%
Mexico	8%
Taiwan	8%
India	8%
South Korea	8%
Hong Kong	6%
South Africa	5%
Other	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (103.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $2,175,000	$2,175,000	$2,175,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,175,000)		2,175,000
TOTAL INVESTMENT SECURITIES (Cost $2,175,000)—103.7%		2,175,000
Net other assets (liabilities)—(3.7)%		(77,584)
NET ASSETS—100.0%		$2,097,416

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $506,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(1,408,415)	$(54,740)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(693,824)	(28,114)
		$(82,854)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 171

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$2,175,000
Repurchase agreements, at value	2,175,000
Total Investment Securities, at value	2,175,000
Cash	969
Receivable for capital shares issued	18,006
Prepaid expenses	24
TOTAL ASSETS	2,193,999
LIABILITIES:
Payable for capital shares redeemed	9,088
Unrealized loss on swap agreements	82,854
Advisory fees payable	895
Management services fees payable	119
Administration fees payable	64
Administrative services fees payable	894
Distribution fees payable	979
Transfer agency fees payable	188
Fund accounting fees payable	137
Compliance services fees payable	20
Other accrued expenses	1,345
TOTAL LIABILITIES	96,583
NET ASSETS	$2,097,416
NET ASSETS CONSIST OF:
Capital	$3,846,101
Accumulated net investment income (loss)	(16,108)
Accumulated net realized gains (losses) on investments	(1,649,723)
Net unrealized appreciation (depreciation) on investments	(82,854)
NET ASSETS	$2,097,416
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	155,626
Net Asset Value (offering and redemption price per share)	$13.48

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$543
EXPENSES:
Advisory fees	7,433
Management services fees	991
Administration fees	368
Transfer agency fees	528
Administrative services fees	2,212
Distribution fees	2,478
Custody fees	2,111
Fund accounting fees	706
Trustee fees	15
Compliance services fees	10
Other fees	1,110
Total Gross Expenses before reductions	17,962
Less Expenses reduced by the Advisor	(1,311)
TOTAL NET EXPENSES	16,651
NET INVESTMENT INCOME (LOSS)	(16,108)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(64,603)
Change in net unrealized appreciation/depreciation on investments	(23,633)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(88,236)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(104,344)

See accompanying notes to the financial statements.

172 :: ProFund VP Short Emerging Markets :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(16,108)	$(41,404)
Net realized gains (losses) on investments	(64,603)	(553,659)
Change in net unrealized appreciation/depreciation on investments	(23,633)	(55,408)
Change in net assets resulting from operations	(104,344)	(650,471)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,701,307	36,643,617
Value of shares redeemed	(15,920,143)	(34,644,031)
Change in net assets resulting from capital transactions	(218,836)	1,999,586
Change in net assets	(323,180)	1,349,115
NET ASSETS:
Beginning of period	2,420,596	1,071,481
End of period	$2,097,416	$2,420,596
Accumulated net investment income (loss)	$(16,108)	$—
SHARE TRANSACTIONS:
Issued	1,142,407	2,282,285
Redeemed	(1,165,978)	(2,167,775)
Change in shares	(23,571)	114,510

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 173

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$13.51		$16.56	$32.29	$24.44	$30.00
Investment Activities:
Net investment income (loss)(b)	(0.11)		(0.25)	(0.38)	(0.11)	0.26
Net realized and unrealized gains (losses) on investments	0.08	(c)	(2.80)	(15.35)	7.99	(5.82)
Total income (loss) from investment activities	(0.03)		(3.05)	(15.73)	7.88	(5.56)
Distributions to Shareholders From:
Net investment income	—		—	—	(0.03)	—
Net Asset Value, End of Period	$13.48		$13.51	$16.56	$32.29	$24.44
Total Return	(0.22	)%(d)	(18.42)%	(48.71)%	32.23%	(18.53	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.81%		1.79%	1.86%	1.81%	3.60%
Net expenses(e)	1.68%		1.68%	1.66%	1.63%	1.64	%(f)
Net investment income (loss)(e)	(1.62)%		(1.56)%	(1.54)%	(0.36)%	3.15%
Supplemental Data:
Net assets, end of period (000's)	$2,097		$2,421	$1,071	$3,940	$181
Portfolio turnover rate(g)	—		—	—	—	—

(a)  Period from commencement of operations.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gain and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

174 :: ProFund VP Short Emerging Markets :: Financial Highlights

Investment Objective: The ProFund VP UltraShort Dow 30 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones Industrial Average ("DJIA").

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(3)%
Swap Agreements	(197)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average – Composition

% of Index
Industrial	23%
Consumer Non-Cyclical	18%
Technology	16%
Energy	11%
Consumer Cyclical	11%
Financial	10%
Communications	7%
Basic Materials	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (59.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $3,196,000	$3,196,000	$3,196,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,196,000)		3,196,000
TOTAL INVESTMENT SECURITIES (Cost $3,196,000)—59.9%		3,196,000
Net other assets (liabilities)—40.1%		2,140,085
NET ASSETS—100.0%		$5,336,085

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $542,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini DJIA Futures Contract expiring 9/19/11 (Underlying notional amount at value $185,190)	3	$(5,781)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(3,985,766)	$(120,166)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(6,501,229)	(47,362)
		$(167,528)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 175

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$3,196,000
Repurchase agreements, at value	3,196,000
Total Investment Securities, at value	3,196,000
Cash	804
Segregated cash balances with brokers	15,255
Receivable for capital shares issued	2,622,468
Prepaid expenses	20
TOTAL ASSETS	5,834,547
LIABILITIES:
Payable for capital shares redeemed	325,874
Unrealized loss on swap agreements	167,528
Variation margin on futures contracts	2,175
Advisory fees payable	407
Management services fees payable	54
Administration fees payable	40
Administrative services fees payable	593
Distribution fees payable	524
Transfer agency fees payable	109
Fund accounting fees payable	86
Compliance services fees payable	14
Other accrued expenses	1,058
TOTAL LIABILITIES	498,462
NET ASSETS	$5,336,085
NET ASSETS CONSIST OF:
Capital	$6,000,019
Accumulated net investment income (loss)	(9,256)
Accumulated net realized gains (losses) on investments	(481,369)
Net unrealized appreciation (depreciation) on investments	(173,309)
NET ASSETS	$5,336,085
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,073,713
Net Asset Value (offering and redemption price per share)	$4.97

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$306
EXPENSES:
Advisory fees	4,269
Management services fees	569
Administration fees	274
Transfer agency fees	393
Administrative services fees	1,369
Distribution fees	1,423
Custody fees	1,953
Fund accounting fees	529
Trustee fees	10
Compliance services fees	7
Other fees	593
Total Gross Expenses before reductions	11,389
Less Expenses reduced by the Advisor	(1,827)
TOTAL NET EXPENSES	9,562
NET INVESTMENT INCOME (LOSS)	(9,256)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(14,072)
Net realized gains (losses) on swap agreements	(92,913)
Change in net unrealized appreciation/depreciation on investments	(170,467)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(277,452)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(286,708)

See accompanying notes to the financial statements.

176 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(9,256)	$(33,348)
Net realized gains (losses) on investments	(106,985)	(481,911)
Change in net unrealized appreciation/depreciation on investments	(170,467)	(31,212)
Change in net assets resulting from operations	(286,708)	(546,471)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	59,957,935	196,389,470
Value of shares redeemed	(54,841,028)	(195,800,625)
Change in net assets resulting from capital transactions	5,116,907	588,845
Change in net assets	4,830,199	42,374
NET ASSETS:
Beginning of period	505,886	463,512
End of period	$5,336,085	$505,886
Accumulated net investment income (loss)	$(9,256)	$—
SHARE TRANSACTIONS:
Issued	11,374,532	24,885,987
Redeemed	(10,384,159)	(24,853,210)
Change in shares	990,373	32,777

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 177

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007		Period Sept. 14, 2006 through Dec. 31, 2006(a)
Net Asset Value, Beginning of Period	$6.07		$9.17		$20.70	$23.18	$26.22		$30.00
Investment Activities:
Net investment income (loss)(b)	(0.04)		(0.12)		(0.21)	0.11	0.68		0.30
Net realized and unrealized gains (losses) on investments	(1.06)		(2.98)		(8.95)	10.79	(3.35)		(4.08)
Total income (loss) from investment activities	(1.10)		(3.10)		(9.16)	10.90	(2.67)		(3.78)
Distributions to Shareholders From:
Net investment income	—		—		(0.01)	(0.46)	(0.37)		—
Net realized gains on investments	—		—		(2.36)	(12.92)	—		—
Total distributions	—		—		(2.37)	(13.38)	(0.37)		—
Net Asset Value, End of Period	$4.97		$6.07		$9.17	$20.70	$23.18		$26.22
Total Return	(18.12	)%(c)	(33.73)%		(46.08)%	39.37%	(10.16)%		(12.60	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.99%		1.84%		1.89%	1.85%	2.30%		5.58%
Net expenses(d)	1.67%		1.69	%(e)	1.66%	1.63%	1.91	%(f)	1.65	%(f)
Net investment income (loss)(d)	(1.62)%		(1.58)%		(1.59)%	0.40%	2.90%		3.68%
Supplemental Data:
Net assets, end of period (000's)	$5,336		$506		$464	$264	$157		$175
Portfolio turnover rate(g)	—		—		—	—	—		—

(a)  Period from commencement of operations.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(f)  The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period ended December 31, 2007 and 1.63% for the period September 14, 2006 through December 31, 2006.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

178 :: ProFund VP UltraShort Dow 30 :: Financial Highlights

Investment Objective: The ProFund VP UltraShort NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(5)%
Swap Agreements	(195)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP UltraShort NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index – Composition

% of Index
Technology	46%
Communications	30%
Consumer Non-Cyclical	14%
Consumer Cyclical	7%
Industrial	2%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (104.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $4,276,000	$4,276,000	$4,276,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,276,000)		4,276,000
TOTAL INVESTMENT SECURITIES (Cost $4,276,000)—104.4%		4,276,000
Net other assets (liabilities)—(4.4)%		(179,716)
NET ASSETS—100.0%		$4,096,284

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $1,390,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold
	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 9/19/11 (Underlying notional amount at value $185,680)	4	$(6,132)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(2,286,136)	$(71,623)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(5,730,488)	(139,402)
		$(211,025)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraShort NASDAQ-100 :: 179

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$4,276,000
Repurchase agreements, at value	4,276,000
Total Investment Securities, at value	4,276,000
Cash	94
Segregated cash balances with brokers	14,200
Receivable for capital shares issued	70,566
Prepaid expenses	37
TOTAL ASSETS	4,360,897
LIABILITIES:
Payable for capital shares redeemed	46,308
Unrealized loss on swap agreements	211,025
Variation margin on futures contracts	2,360
Advisory fees payable	266
Management services fees payable	35
Administration fees payable	60
Administrative services fees payable	944
Distribution fees payable	1,069
Transfer agency fees payable	195
Fund accounting fees payable	127
Compliance services fees payable	23
Other accrued expenses	2,201
TOTAL LIABILITIES	264,613
NET ASSETS	$4,096,284
NET ASSETS CONSIST OF:
Capital	$5,333,303
Accumulated net investment income (loss)	(14,593)
Accumulated net realized gains (losses) on investments	(1,005,269)
Net unrealized appreciation (depreciation) on investments	(217,157)
NET ASSETS	$4,096,284
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	645,630
Net Asset Value (offering and redemption price per share)	$6.34

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$476
EXPENSES:
Advisory fees	6,727
Management services fees	897
Administration fees	448
Transfer agency fees	637
Administrative services fees	1,731
Distribution fees	2,242
Custody fees	2,341
Fund accounting fees	861
Trustee fees	15
Compliance services fees	12
Printing fees	1,884
Other fees	940
Total Gross Expenses before reductions	18,735
Less Expenses reduced by the Advisor	(3,666)
TOTAL NET EXPENSES	15,069
NET INVESTMENT INCOME (LOSS)	(14,593)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(34,366)
Net realized gains (losses) on swap agreements	(277,361)
Change in net unrealized appreciation/depreciation on investments	(235,068)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(546,795)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(561,388)

See accompanying notes to the financial statements.

180 :: ProFund VP UltraShort NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(14,593)	$(50,019)
Net realized gains (losses) on investments	(311,727)	(3,187,579)
Change in net unrealized appreciation/depreciation on investments	(235,068)	(7,541)
Change in net assets resulting from operations	(561,388)	(3,245,139)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	53,580,670	168,894,408
Value of shares redeemed	(50,684,248)	(164,272,530)
Change in net assets resulting from capital transactions	2,896,422	4,621,878
Change in net assets	2,335,034	1,376,739
NET ASSETS:
Beginning of period	1,761,250	384,511
End of period	$4,096,284	$1,761,250
Accumulated net investment income (loss)	$(14,593)	$—
SHARE TRANSACTIONS:
Issued	8,195,564	16,042,216
Redeemed	(7,792,435)	(15,830,973)
Change in shares	403,129	211,243

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraShort NASDAQ-100 :: 181

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007		Period Sept. 14, 2006 through Dec. 31, 2006(a)
Net Asset Value, Beginning of Period	$7.26		$12.30	$34.30	$18.97	$26.39		$30.00
Investment Activities:
Net investment income (loss)(b)	(0.05)		(0.15)	(0.29)	0.06	0.60		0.29
Net realized and unrealized gains (losses) on investments	(0.87)		(4.89)	(21.71)	15.43	(7.68)		(3.90)
Total income (loss) from investment activities	(0.92)		(5.04)	(22.00)	15.49	(7.08)		(3.61)
Distributions to Shareholders From:
Net investment income	—		—	— (c)	(0.16)	(0.34)		—
Net Asset Value, End of Period	$6.34		$7.26	$12.30	$34.30	$18.97		$26.39
Total Return	(12.67	)%(d)	(41.02)%	(64.10)%	82.06%	(26.92)%		(12.03	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	2.07%		1.74%	1.82%	1.87%	2.48%		5.46%
Net expenses(e)	1.67%		1.61%	1.68%	1.63%	1.92	%(f)	1.66	%(f)
Net investment income (loss)(e)	(1.61)%		(1.49)%	(1.59)%	0.24%	2.88%		3.71%
Supplemental Data:
Net assets, end of period (000's)	$4,096		$1,761	$385	$647	$137		$176
Portfolio turnover rate(g)	—		—	—	—	—		—

(a)  Period from commencement of operations.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Amount is less than $0.005.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the year ended December 31, 2007 and 1.63% for the period September 14, 2006 through December 31, 2006.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

182 :: ProFund VP UltraShort NASDAQ-100 :: Financial Highlights

Investment Objective: The ProFund VP Banks seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	28%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
J.P. Morgan Chase & Co.	14.7%
Wells Fargo & Co.	12.6%
Citigroup, Inc.	10.9%
Bank of America Corp.	10.0%
U.S. Bancorp	4.4%

Dow Jones U.S. Banks Index – Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (72.4%)

	Shares	Value
Associated Banc-Corp (Banks)	728	$10,119
Astoria Financial Corp. (Savings & Loans)	364	4,656
BancorpSouth, Inc. (Banks)	312	3,872
Bank of America Corp. (Banks)	41,964	459,925
Bank of Hawaii Corp. (Banks)	208	9,676
BB&T Corp. (Banks)	2,860	76,762
BOK Financial Corp. (Banks)	104	5,696
CapitalSource, Inc. (Diversified Financial Services)	1,248	8,050
Capitol Federal Financial, Inc. (Savings & Loans)	676	7,950
Cathay Bancorp, Inc. (Banks)	312	5,114
Citigroup, Inc. (Banks)	12,064	502,345
City National Corp. (Banks)	208	11,284
Comerica, Inc. (Banks)	728	25,167
Commerce Bancshares, Inc. (Banks)	312	13,416
Cullen/Frost Bankers, Inc. (Banks)	260	14,781
East West Bancorp, Inc. (Banks)	624	12,611
F.N.B. Corp. (Banks)	468	4,844
Fifth Third Bancorp (Banks)	3,796	48,399
First Financial Bankshares, Inc. (Banks)	208	7,166
First Horizon National Corp. (Banks)	1,093	10,423
First Midwest Bancorp, Inc. (Banks)	312	3,834
First Niagara Financial Group, Inc. (Savings & Loans)	1,300	17,160
FirstMerit Corp. (Banks)	468	7,727
Fulton Financial Corp. (Banks)	832	8,911
Glacier Bancorp, Inc. (Banks)	312	4,206
Hancock Holding Co. (Banks)	312	9,666
Hudson City Bancorp, Inc. (Savings & Loans)	2,028	16,609
Huntington Bancshares, Inc. (Banks)	3,588	23,537
IBERIABANK Corp. (Banks)	104	5,995
International Bancshares Corp. (Banks)	260	4,350
J.P. Morgan Chase & Co. (Diversified Financial Services)	16,536	676,984
KeyCorp (Banks)	3,952	32,920
M&T Bank Corp. (Banks)	520	45,734
Marshall & Ilsley Corp. (Banks)	2,184	17,406
MB Financial, Inc. (Banks)	208	4,002
National Penn Bancshares, Inc. (Banks)	520	4,124
New York Community Bancorp (Savings & Loans)	1,820	27,282

Common Stocks, continued

	Shares	Value
Old National Bancorp (Banks)	416	$4,493
PacWest Bancorp (Banks)	156	3,209
Park National Corp. (Banks)	52	3,425
People's United Financial, Inc. (Banks)	1,508	20,267
PNC Financial Services Group (Banks)	2,184	130,188
Popular, Inc.* (Banks)	4,264	11,769
PrivateBancorp, Inc. (Banks)	260	3,588
Prosperity Bancshares, Inc. (Banks)	208	9,114
Provident Financial Services, Inc. (Savings & Loans)	260	3,723
Regions Financial Corp. (Banks)	5,252	32,562
Signature Bank* (Banks)	156	8,923
Sterling Bancshares, Inc. (Banks)	416	3,395
SunTrust Banks, Inc. (Banks)	2,236	57,689
Susquehanna Bancshares, Inc. (Banks)	520	4,160
SVB Financial Group* (Banks)	156	9,315
Synovus Financial Corp. (Banks)	3,016	6,273
TCF Financial Corp. (Banks)	624	8,611
TFS Financial Corp.* (Savings & Loans)	364	3,523
Trustmark Corp. (Banks)	260	6,087
U.S. Bancorp (Banks)	7,956	202,957
UMB Financial Corp. (Banks)	156	6,533
Umpqua Holdings Corp. (Banks)	468	5,415
United Bankshares, Inc. (Banks)	156	3,819
Valley National Bancorp (Banks)	728	9,908
Washington Federal, Inc. (Savings & Loans)	468	7,689
Webster Financial Corp. (Banks)	312	6,558
Wells Fargo & Co. (Banks)	20,748	582,189
Westamerica Bancorp (Banks)	104	5,122
Wintrust Financial Corp. (Banks)	156	5,020
Zions Bancorp (Banks)	780	18,728
TOTAL COMMON STOCKS (Cost $1,665,752)		3,336,955
TOTAL INVESTMENT SECURITIES (Cost $1,665,752)—72.4%		3,336,955
Net other assets (liabilities)—27.6%		1,272,760
NET ASSETS—100.0%		$4,609,715

*  Non-income producing security

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Banks :: 183

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$1,269,848	$(152)

ProFund VP Banks invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Banks	$2,563,329	55.6%
Diversified Financial Services	685,034	14.9%
Savings & Loans	88,592	1.9%
Other**	1,272,760	27.6%
Total	$4,609,715	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

184 :: ProFund VP Banks :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$1,665,752
Securities, at value	3,336,955
Total Investment Securities, at value	3,336,955
Dividends receivable	3,079
Receivable for capital shares issued	2,463
Receivable for investments sold	2,245,711
Prepaid expenses	84
TOTAL ASSETS	5,588,292
LIABILITIES:
Cash overdraft	16,446
Payable for capital shares redeemed	950,257
Unrealized loss on swap agreements	152
Advisory fees payable	2,110
Management services fees payable	281
Administration fees payable	160
Administrative services fees payable	1,465
Distribution fees payable	1,088
Trustee fees payable	1
Transfer agency fees payable	475
Fund accounting fees payable	341
Compliance services fees payable	59
Other accrued expenses	5,742
TOTAL LIABILITIES	978,577
NET ASSETS	$4,609,715
NET ASSETS CONSIST OF:
Capital	$21,133,368
Accumulated net investment income (loss)	(18,768)
Accumulated net realized gains (losses) on investments	(18,175,936)
Net unrealized appreciation (depreciation) on investments	1,671,051
NET ASSETS	$4,609,715
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	399,643
Net Asset Value (offering and redemption price per share)	$11.53

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$40,663
Interest	14
TOTAL INVESTMENT INCOME	40,677
EXPENSES:
Advisory fees	26,538
Management services fees	3,538
Administration fees	1,342
Transfer agency fees	1,906
Administrative services fees	12,136
Distribution fees	8,846
Custody fees	5,377
Fund accounting fees	2,794
Trustee fees	50
Compliance services fees	34
Other fees	3,364
Total Gross Expenses before reductions	65,925
Less Expenses reduced by the Advisor	(6,480)
TOTAL NET EXPENSES	59,445
NET INVESTMENT INCOME (LOSS)	(18,768)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	299,111
Net realized gains (losses) on swap agreements	47,784
Change in net unrealized appreciation/depreciation on investments	(814,477)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(467,582)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(486,350)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Banks :: 185

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(18,768)	$(69,794)
Net realized gains (losses) on investments	346,895	368,611
Change in net unrealized appreciation/depreciation on investments	(814,477)	(162,160)
Change in net assets resulting from operations	(486,350)	136,657
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(6,965)
Change in net assets resulting from distributions	—	(6,965)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,517,605	37,059,576
Dividends reinvested	—	6,965
Value of shares redeemed	(15,426,614)	(37,224,254)
Change in net assets resulting from capital transactions	(1,909,009)	(157,713)
Change in net assets	(2,395,359)	(28,021)
NET ASSETS:
Beginning of period	7,005,074	7,033,095
End of period	$4,609,715	$7,005,074
Accumulated net investment income (loss)	$(18,768)	$—
SHARE TRANSACTIONS:
Issued	1,062,806	2,940,218
Reinvested	—	535
Redeemed	(1,214,177)	(2,988,786)
Change in shares	(151,371)	(48,033)

See accompanying notes to the financial statements.

186 :: ProFund VP Banks :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$12.71		$11.74	$12.76	$24.30	$34.74	$30.26
Investment Activities:
Net investment income (loss)(a)	(0.03)		(0.11)	0.01	0.63	0.80	0.56
Net realized and unrealized gains (losses) on investments	(1.15)		1.09	(0.51)	(11.96)	(10.03)	4.09
Total income (loss) from investment activities	(1.18)		0.98	(0.50)	(11.33)	(9.23)	4.65
Distributions to Shareholders From:
Net investment income	—		(0.01)	(0.51)	(0.21)	(1.21)	(0.17)
Net realized gains on investments	—		—	(0.01)	—	—	—
Total distributions	—		(0.01)	(0.52)	(0.21)	(1.21)	(0.17)
Net Asset Value, End of Period	$11.53		$12.71	$11.74	$12.76	$24.30	$34.74
Total Return	(9.28	)%(b)	8.34%	(4.24)%	(46.91)%	(27.27)%	15.41%
Ratios to Average Net Assets:
Gross expenses(c)	1.86%		1.89%	1.88%	1.87%	1.91%	1.80%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.63%	1.69%
Net investment income (loss)(c)	(0.53)%		(0.89)%	0.06%	3.46%	2.50%	1.74%
Supplemental Data:
Net assets, end of period (000's)	$4,610		$7,005	$7,033	$18,015	$9,877	$13,296
Portfolio turnover rate(d)	237	%(b)	559%	913%	997%	683%	431%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Banks :: 187

Investment Objective: The ProFund VP Basic Materials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	9.1%
Freeport-McMoRan Copper & Gold, Inc.—Class B	9.1%
The Dow Chemical Co.	7.7%
Praxair, Inc.	6.0%
Newmont Mining Corp.	4.8%

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	56%
Industrial Metals	24%
Mining	17%
Forestry and Paper	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.8%)

	Shares	Value
AbitibiBowater, Inc.* (Forest Products & Paper)	7,776	$157,853
Air Products & Chemicals, Inc. (Chemicals)	20,736	1,981,947
Airgas, Inc. (Chemicals)	7,452	521,938
AK Steel Holding Corp. (Iron/Steel)	11,340	178,718
Albemarle Corp. (Chemicals)	9,396	650,203
Alcoa, Inc. (Mining)	110,484	1,752,276
Allegheny Technologies, Inc. (Iron/Steel)	9,072	575,800
Allied Nevada Gold Corp.* (Mining)	8,424	297,957
Alpha Natural Resources, Inc.* (Coal)	23,328	1,060,024
Arch Coal, Inc. (Coal)	22,032	587,373
Ashland, Inc. (Chemicals)	7,452	481,548
Avery Dennison Corp. (Household Products/Wares)	11,016	425,548
Cabot Corp. (Chemicals)	6,156	245,440
Calgon Carbon Corp.* (Environmental Control)	5,832	99,144
Carpenter Technology Corp. (Iron/Steel)	4,536	261,637
Celanese Corp.—Series A (Chemicals)	16,200	863,622
CF Industries Holdings, Inc. (Chemicals)	7,452	1,055,725
Chemtura Corp.* (Chemicals)	10,044	182,801
Cliffs Natural Resources, Inc. (Iron/Steel)	13,932	1,288,013
Coeur d'Alene Mines Corp.* (Mining)	9,072	220,087
Commercial Metals Co. (Metal Fabricate/Hardware)	11,988	172,028
Compass Minerals International, Inc. (Mining)	3,564	306,754
CONSOL Energy, Inc. (Coal)	23,328	1,130,941
Cytec Industries, Inc. (Chemicals)	5,184	296,473
Domtar Corp. (Forest Products & Paper)	4,212	398,961
E.I. du Pont de Nemours & Co. (Chemicals)	95,904	5,183,611
Eastman Chemical Co. (Chemicals)	6,804	694,484
Ecolab, Inc. (Chemicals)	24,300	1,370,034
FMC Corp. (Chemicals)	7,452	641,021
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	97,848	5,176,159
Fuller (H.B.) Co. (Chemicals)	5,184	126,593
Hecla Mining Co.* (Mining)	29,160	224,240
Huntsman Corp. (Chemicals)	20,088	378,659
International Flavors & Fragrances, Inc. (Chemicals)	8,424	541,158
International Paper Co. (Forest Products & Paper)	42,120	1,256,018

Common Stocks, continued

	Shares	Value
Intrepid Potash, Inc.* (Chemicals)	4,536	$147,420
Kaiser Aluminum Corp. (Mining)	1,620	88,484
Lubrizol Corp. (Chemicals)	6,804	913,573
LyondellBasell Industries N.V.—Class A (Chemicals)	35,316	1,360,372
Minerals Technologies, Inc. (Chemicals)	1,944	128,868
Molycorp, Inc.* (Mining)	5,832	356,102
NewMarket Corp. (Chemicals)	972	165,930
Newmont Mining Corp. (Mining)	50,220	2,710,373
Nucor Corp. (Iron/Steel)	29,484	1,215,331
Olin Corp. (Chemicals)	7,452	168,862
OM Group, Inc.* (Chemicals)	3,240	131,674
Patriot Coal Corp.* (Coal)	9,396	209,155
Peabody Energy Corp. (Coal)	28,188	1,660,555
Polypore International, Inc.* (Miscellaneous Manufacturing)	4,212	285,742
PPG Industries, Inc. (Chemicals)	16,524	1,500,214
Praxair, Inc. (Chemicals)	31,428	3,406,481
Reliance Steel & Aluminum Co. (Iron/Steel)	7,776	386,078
Rockwood Holdings, Inc.* (Chemicals)	7,128	394,107
Royal Gold, Inc. (Mining)	5,508	322,604
RPM, Inc. (Chemicals)	13,284	305,798
RTI International Metals, Inc.* (Mining)	3,240	124,319
Schulman (A.), Inc. (Chemicals)	3,240	81,616
Sensient Technologies Corp. (Chemicals)	5,184	192,171
Sigma-Aldrich Corp. (Chemicals)	11,016	808,354
Solutia, Inc.* (Chemicals)	12,636	288,733
Southern Copper Corp. (Mining)	22,032	724,192
Steel Dynamics, Inc. (Iron/Steel)	22,680	368,550
The Dow Chemical Co. (Chemicals)	122,148	4,397,328
The Mosaic Co. (Chemicals)	15,552	1,053,337
Titanium Metals Corp. (Mining)	8,748	160,263
United States Steel Corp. (Iron/Steel)	14,904	686,180
W.R. Grace & Co.* (Chemicals)	6,156	280,898
Walter Energy, Inc. (Holding Companies-Diversified)	6,804	787,903
Worthington Industries, Inc. (Metal Fabricate/Hardware)	6,156	142,204
TOTAL COMMON STOCKS (Cost $27,440,150)		56,738,559

See accompanying notes to the financial statements.

188 :: ProFund VP Basic Materials :: Financial Statements

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $30,000	$30,000	$30,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,000)		30,000
TOTAL INVESTMENT SECURITIES (Cost $27,470,150)—99.9%		56,768,559
Net other assets (liabilities)—0.1%		65,011
NET ASSETS—100.0%		$56,833,570

*  Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Basic Materials invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Chemicals	$30,940,993	54.4%
Coal	4,648,048	8.2%
Environmental Control	99,144	0.2%
Forest Products & Paper	1,812,832	3.2%
Holding Companies-Diversified	787,903	1.4%
Household Products/Wares	425,548	0.7%
Iron/Steel	4,960,307	8.7%
Metal Fabricate/Hardware	314,232	0.6%
Mining	12,463,810	21.9%
Miscellaneous Manufacturing	285,742	0.5%
Other**	95,011	0.2%
Total	$56,833,570	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Basic Materials :: 189

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$27,470,150
Securities, at value	56,738,559
Repurchase agreements, at value	30,000
Total Investment Securities, at value	56,768,559
Cash	661
Dividends and interest receivable	73,095
Receivable for capital shares issued	143,685
Prepaid expenses	805
TOTAL ASSETS	56,986,805
LIABILITIES:
Payable for capital shares redeemed	12,782
Advisory fees payable	32,314
Management services fees payable	4,309
Administration fees payable	1,882
Administrative services fees payable	26,401
Distribution fees payable	23,541
Trustee fees payable	6
Transfer agency fees payable	6,327
Fund accounting fees payable	4,013
Compliance services fees payable	648
Other accrued expenses	41,012
TOTAL LIABILITIES	153,235
NET ASSETS	$56,833,570
NET ASSETS CONSIST OF:
Capital	$57,543,780
Accumulated net investment income (loss)	44,886
Accumulated net realized gains (losses) on investments	(30,053,505)
Net unrealized appreciation (depreciation) on investments	29,298,409
NET ASSETS	$56,833,570
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,065,300
Net Asset Value (offering and redemption price per share)	$53.35

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$655,012
Interest	49
TOTAL INVESTMENT INCOME	655,061
EXPENSES:
Advisory fees	272,399
Management services fees	36,320
Administration fees	14,087
Transfer agency fees	20,104
Administrative services fees	114,161
Distribution fees	90,800
Custody fees	5,040
Fund accounting fees	27,200
Trustee fees	524
Compliance services fees	381
Other fees	49,073
Total Gross Expenses before reductions	630,089
Less Expenses reduced by the Advisor	(19,914)
TOTAL NET EXPENSES	610,175
NET INVESTMENT INCOME (LOSS)	44,886
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,761,105
Change in net unrealized appreciation/depreciation on investments	(1,848,394)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	912,711
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$957,597

See accompanying notes to the financial statements.

190 :: ProFund VP Basic Materials :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$44,886	$81,685
Net realized gains (losses) on investments	2,761,105	2,201,478
Change in net unrealized appreciation/depreciation on investments	(1,848,394)	9,013,450
Change in net assets resulting from operations	957,597	11,296,613
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(81,685)	(336,513)
Change in net assets resulting from distributions	(81,685)	(336,513)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	39,239,853	90,943,772
Dividends reinvested	81,685	336,513
Value of shares redeemed	(62,725,235)	(94,985,209)
Change in net assets resulting from capital transactions	(23,403,697)	(3,704,924)
Change in net assets	(22,527,785)	7,255,176
NET ASSETS:
Beginning of period	79,361,355	72,106,179
End of period	$56,833,570	$79,361,355
Accumulated net investment income (loss)	$44,886	$81,685
SHARE TRANSACTIONS:
Issued	729,492	2,083,828
Reinvested	1,504	7,999
Redeemed	(1,186,876)	(2,353,324)
Change in shares	(455,880)	(261,497)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Basic Materials :: 191

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$52.17		$40.45	$25.02	$51.69	$39.75	$34.55
Investment Activities:
Net investment income (loss)(a)	0.03		0.06	0.26	0.14	0.15	0.39
Net realized and unrealized gains (losses) on investments	1.20		11.89	15.34	(26.65)	12.03	4.94
Total income (loss) from investment activities	1.23		11.95	15.60	(26.51)	12.18	5.33
Distributions to Shareholders From:
Net investment income	(0.05)		(0.23)	(0.17)	(0.16)	(0.24)	(0.13)
Net Asset Value, End of Period	$53.35		$52.17	$40.45	$25.02	$51.69	$39.75
Total Return	2.36	%(b)	29.69%	62.38%	(51.42)%	30.71%	15.48%
Ratios to Average Net Assets:
Gross expenses(c)	1.73%		1.76%	1.82%	1.73%	1.71%	1.79%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.63%	1.74%
Net investment income (loss)(c)	0.12%		0.15%	0.78%	0.28%	0.33%	1.05%
Supplemental Data:
Net assets, end of period (000's)	$56,834		$79,361	$72,106	$24,636	$120,031	$30,632
Portfolio turnover rate(d)	35	%(b)	134%	180%	191%	280%	378%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

192 :: ProFund VP Basic Materials :: Financial Highlights

Investment Objective: The ProFund VP Biotechnology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	22%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	18.8%
Gilead Sciences, Inc.	11.4%
Celgene Corp.	9.8%
Biogen Idec, Inc.	8.4%
Vertex Pharmaceuticals, Inc.	3.7%

Dow Jones U.S. Biotechnology Index – Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (77.7%)

	Shares	Value
Acorda Therapeutics, Inc.* (Biotechnology)	1,845	$59,612
Alexion Pharmaceuticals, Inc.* (Biotechnology)	8,364	393,359
Amgen, Inc.* (Biotechnology)	43,050	2,511,967
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	6,027	80,521
Biogen Idec, Inc.* (Biotechnology)	10,455	1,117,849
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	5,166	140,567
Celgene Corp.* (Biotechnology)	21,648	1,305,807
Charles River Laboratories International, Inc.* (Biotechnology)	2,337	94,999
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	2,706	97,389
Dendreon Corp.* (Biotechnology)	6,765	266,812
Gen-Probe, Inc.* (Healthcare-Products)	2,214	153,098
Gilead Sciences, Inc.* (Pharmaceuticals)	36,654	1,517,842
Human Genome Sciences, Inc.* (Biotechnology)	8,610	211,289
Illumina, Inc.* (Biotechnology)	5,781	434,442
Incyte, Corp.* (Biotechnology)	5,166	97,844
InterMune, Inc.* (Biotechnology)	2,091	74,962
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	4,305	39,434
Life Technologies Corp.* (Biotechnology)	8,364	435,513
Myriad Genetics, Inc.* (Biotechnology)	3,936	89,387
Nektar Therapeutics* (Biotechnology)	5,166	37,557
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,829	99,864
PDL BioPharma, Inc. (Biotechnology)	6,396	37,545
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,321	188,334
Savient Pharmaceuticals, Inc.* (Biotechnology)	3,198	23,953
Seattle Genetics, Inc.* (Biotechnology)	4,551	93,386
Techne Corp. (Healthcare-Products)	1,722	143,563
United Therapeutics Corp.* (Pharmaceuticals)	2,337	128,769
Vertex Pharmaceuticals, Inc.* (Biotechnology)	9,471	492,397
TOTAL COMMON STOCKS (Cost $6,294,386)		10,368,061

Repurchase Agreements(a) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $45,000	$45,000	$45,000
TOTAL REPURCHASE AGREEMENTS (Cost $45,000)		45,000
TOTAL INVESTMENT SECURITIES (Cost $6,339,386)—78.0%		10,413,061
Net other assets (liabilities)—22.0%		2,937,171
NET ASSETS—100.0%		$13,350,232

*  Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$2,979,642	$(358)

ProFund VP Biotechnology invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Biotechnology	$7,967,014	59.7%
Healthcare-Products	296,661	2.2%
Pharmaceuticals	2,104,386	15.8%
Other**	2,982,171	22.3%
Total	$13,350,232	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Biotechnology :: 193

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$6,339,386
Securities, at value	10,368,061
Repurchase agreements, at value	45,000
Total Investment Securities, at value	10,413,061
Cash	588
Receivable for capital shares issued	57,297
Receivable for investments sold	2,949,851
Prepaid expenses	103
TOTAL ASSETS	13,420,900
LIABILITIES:
Payable for capital shares redeemed	44,042
Unrealized loss on swap agreements	358
Advisory fees payable	8,113
Management services fees payable	1,082
Administration fees payable	447
Administrative services fees payable	3,466
Distribution fees payable	3,605
Trustee fees payable	1
Transfer agency fees payable	1,331
Fund accounting fees payable	952
Compliance services fees payable	81
Other accrued expenses	7,190
TOTAL LIABILITIES	70,668
NET ASSETS	$13,350,232
NET ASSETS CONSIST OF:
Capital	$21,769,251
Accumulated net investment income (loss)	(73,754)
Accumulated net realized gains (losses) on investments	(12,418,582)
Net unrealized appreciation (depreciation) on investments	4,073,317
NET ASSETS	$13,350,232
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	519,281
Net Asset Value (offering and redemption price per share)	$25.71

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$2,835
Interest	11
TOTAL INVESTMENT INCOME	2,846
EXPENSES:
Advisory fees	34,196
Management services fees	4,559
Administration fees	1,889
Transfer agency fees	2,718
Administrative services fees	13,817
Distribution fees	11,399
Custody fees	1,911
Fund accounting fees	3,741
Trustee fees	71
Compliance services fees	52
Other fees	4,955
Total Gross Expenses before reductions	79,308
Less Expenses reduced by the Advisor	(2,708)
TOTAL NET EXPENSES	76,600
NET INVESTMENT INCOME (LOSS)	(73,754)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	145,841
Net realized gains (losses) on swap agreements	6,489
Change in net unrealized appreciation/depreciation on investments	869,309
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,021,639
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$947,885

See accompanying notes to the financial statements.

194 :: ProFund VP Biotechnology :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(73,754)	$(155,520)
Net realized gains (losses) on investments	152,330	576,812
Change in net unrealized appreciation/depreciation on investments	869,309	(185,368)
Change in net assets resulting from operations	947,885	235,924
CAPITAL TRANSACTIONS:
Proceeds from shares issued	14,817,930	21,049,249
Value of shares redeemed	(9,398,031)	(22,333,301)
Change in net assets resulting from capital transactions	5,419,899	(1,284,052)
Change in net assets	6,367,784	(1,048,128)
NET ASSETS:
Beginning of period	6,982,448	8,030,576
End of period	$13,350,232	$6,982,448
Accumulated net investment income (loss)	$(73,754)	$—
SHARE TRANSACTIONS:
Issued	599,666	931,964
Redeemed	(385,712)	(995,709)
Change in shares	213,954	(63,745)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Biotechnology :: 195

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$22.87		$21.76	$20.98	$20.60	$20.83	$21.73
Investment Activities:
Net investment income (loss)(a)	(0.20)		(0.36)	(0.32)	(0.34)	(0.34)	(0.37)
Net realized and unrealized gains (losses) on investments	3.04		1.47	1.10	0.72	0.11	(0.53)
Total income (loss) from investment activities	2.84		1.11	0.78	0.38	(0.23)	(0.90)
Net Asset Value, End of Period	$25.71		$22.87	$21.76	$20.98	$20.60	$20.83
Total Return	12.42	%(b)	5.10%	3.72%	1.84%	(1.15)%	(4.10)%
Ratios to Average Net Assets:
Gross expenses(c)	1.73%		1.79%	1.81%	1.75%	1.76%	1.84%
Net expenses(c)	1.67%		1.68%	1.66%	1.63%	1.63%	1.78%
Net investment income (loss)(c)	(1.61)%		(1.59)%	(1.54)%	(1.55)%	(1.61)%	(1.75)%
Supplemental Data:
Net assets, end of period (000's)	$13,350		$6,982	$8,031	$22,321	$16,676	$12,426
Portfolio turnover rate(d)	124	%(b)	237%	256%	429%	486%	397%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

196 :: ProFund VP Biotechnology :: Financial Highlights

Investment Objective: The ProFund VP Consumer Goods seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	12.1%
Coca-Cola Co.	9.7%
Philip Morris International, Inc.	8.1%
PepsiCo, Inc.	7.6%
Kraft Foods, Inc.	3.9%

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Beverages	21%
Food Producers	20%
Household Goods	18%
Tobacco	14%
Personal Goods	13%
Automobiles and Parts	11%
Leisure Goods	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
Activision Blizzard, Inc. (Software)	6,536	$76,340
Altria Group, Inc. (Agriculture)	32,072	847,021
Archer-Daniels-Midland Co. (Agriculture)	9,120	274,968
Avon Products, Inc. (Cosmetics/Personal Care)	6,688	187,264
BorgWarner, Inc.* (Auto Parts & Equipment)	1,672	135,081
Briggs & Stratton Corp. (Machinery-Diversified)	760	15,094
Brown-Forman Corp. (Beverages)	1,672	124,882
Brunswick Corp. (Leisure Time)	1,368	27,907
Bunge, Ltd. (Agriculture)	2,280	157,206
Campbell Soup Co. (Food)	3,040	105,032
Carter's, Inc.* (Apparel)	912	28,053
Central European Distribution Corp.* (Distribution/Wholesale)	912	10,214
Chiquita Brands International, Inc.* (Food)	760	9,895
Church & Dwight, Inc. (Household Products/Wares)	2,128	86,269
Clorox Co. (Household Products/Wares)	2,128	143,512
Coach, Inc. (Apparel)	4,560	291,521
Coca-Cola Co. (Beverages)	32,832	2,209,265
Coca-Cola Enterprises, Inc. (Beverages)	5,016	146,367
Colgate-Palmolive Co. (Cosmetics/Personal Care)	7,600	664,316
ConAgra Foods, Inc. (Food)	6,232	160,848
Constellation Brands, Inc.* (Beverages)	2,888	60,128
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	912	18,048
Corn Products International, Inc. (Food)	1,216	67,220
Crocs, Inc.* (Apparel)	1,368	35,226
D.R. Horton, Inc. (Home Builders)	4,256	49,029
Dana Holding Corp.* (Auto Parts & Equipment)	2,280	41,724
Darling International, Inc.* (Environmental Control)	1,824	32,285
Dean Foods Co.* (Food)	2,736	33,571
Deckers Outdoor Corp.* (Apparel)	608	53,589
Dr. Pepper Snapple Group, Inc. (Beverages)	3,344	140,214
Eastman Kodak Co.* (Miscellaneous Manufacturing)	4,104	14,692
Electronic Arts, Inc.* (Software)	5,168	121,965
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,064	76,991
Flowers Foods, Inc. (Food)	2,052	45,226
Ford Motor Co.* (Auto Manufacturers)	57,456	792,318

Common Stocks, continued

	Shares	Value
Fossil, Inc.* (Household Products/Wares)	760	$89,467
Fresh Del Monte Produce, Inc. (Food)	608	16,215
General Mills, Inc. (Food)	9,272	345,104
General Motors Co.* (Auto Manufacturers)	8,968	272,268
Gentex Corp. (Electronics)	2,128	64,329
Genuine Parts Co. (Distribution/Wholesale)	2,432	132,301
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,824	162,810
Hanesbrands, Inc.* (Apparel)	1,520	43,396
Hansen Natural Corp.* (Beverages)	1,064	86,131
Harley-Davidson, Inc. (Leisure Time)	3,648	149,459
Harman International Industries, Inc. (Home Furnishings)	1,064	48,486
Hasbro, Inc. (Toys/Games/Hobbies)	1,824	80,128
Heinz (H.J.) Co. (Food)	4,864	259,154
Herbalife, Ltd. (Pharmaceuticals)	1,824	105,135
Herman Miller, Inc. (Office Furnishings)	912	24,825
HNI Corp. (Office Furnishings)	608	15,273
Hormel Foods Corp. (Food)	2,280	67,967
Iconix Brand Group, Inc.* (Apparel)	1,064	25,749
Jarden Corp. (Household Products/Wares)	1,368	47,210
JM Smucker Co. (Food)	1,824	139,427
Johnson Controls, Inc. (Auto Parts & Equipment)	10,336	430,598
KB Home (Home Builders)	1,064	10,406
Kellogg Co. (Food)	3,800	210,216
Kimberly-Clark Corp. (Household Products/Wares)	6,080	404,685
Kraft Foods, Inc. (Food)	24,928	878,213
Lancaster Colony Corp. (Miscellaneous Manufacturing)	304	18,489
Lear Corp. (Auto Parts & Equipment)	1,672	89,419
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,128	51,881
Lennar Corp.—Class A (Home Builders)	2,432	44,141
LKQ Corp.* (Distribution/Wholesale)	2,280	59,485
Lorillard, Inc. (Agriculture)	2,280	248,224
M.D.C. Holdings, Inc. (Home Builders)	608	14,981
Mattel, Inc. (Toys/Games/Hobbies)	5,320	146,247
McCormick & Co., Inc. (Food)	1,824	90,416
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	3,192	215,620
Mohawk Industries, Inc.* (Textiles)	912	54,711

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 197

Common Stocks, continued

	Shares	Value
Molson Coors Brewing Co.—Class B (Beverages)	2,432	$108,808
Monsanto Co. (Agriculture)	8,360	606,434
Newell Rubbermaid, Inc. (Housewares)	4,560	71,957
NIKE, Inc.—Class B (Apparel)	4,560	410,309
Nu Skin Enterprises, Inc. (Retail)	912	34,246
NVR, Inc.* (Home Builders)	152	110,273
PepsiCo, Inc. (Beverages)	24,472	1,723,563
Philip Morris International, Inc. (Commercial Services)	27,360	1,826,827
Phillips-Van Heusen Corp. (Apparel)	912	59,709
Polaris Industries, Inc. (Leisure Time)	456	50,693
Polo Ralph Lauren Corp. (Apparel)	1,064	141,097
Pool Corp. (Distribution/Wholesale)	760	22,656
Procter & Gamble Co. (Cosmetics/Personal Care)	43,168	2,744,190
Pulte Group, Inc.* (Home Builders)	5,168	39,587
Ralcorp Holdings, Inc.* (Food)	912	78,961
Reynolds American, Inc. (Agriculture)	5,168	191,474
Sara Lee Corp. (Food)	9,120	173,189
Skechers U.S.A., Inc.—Class A* (Apparel)	608	8,804
Smithfield Foods, Inc.* (Food)	2,432	53,188
Snap-on, Inc. (Hand/Machine Tools)	912	56,982
Stanley Black & Decker, Inc. (Hand/Machine Tools)	2,584	186,177
Take-Two Interactive Software, Inc.* (Software)	1,368	20,903
Tempur-Pedic International, Inc.* (Home Furnishings)	1,064	72,160
Tenneco, Inc.* (Auto Parts & Equipment)	912	40,192
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	1,824	191,866
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	3,648	61,177
The Hain Celestial Group, Inc.* (Food)	608	20,283
The Hershey Co. (Food)	2,432	138,259
The Jones Group, Inc. (Apparel)	1,368	14,843
The Middleby Corp.* (Machinery-Diversified)	304	28,588
The Ryland Group, Inc. (Home Builders)	608	10,050
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	760	38,996
The Timberland Co.—Class A* (Apparel)	608	26,126
The Warnaco Group, Inc.* (Apparel)	760	39,710
Thor Industries, Inc. (Home Builders)	608	17,535
TiVo, Inc.* (Home Furnishings)	1,824	18,769
Toll Brothers, Inc.* (Home Builders)	2,280	47,287
Tootsie Roll Industries, Inc. (Food)	456	13,343
TreeHouse Foods, Inc.* (Food)	608	33,203
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	1,672	98,698
Tupperware Corp. (Household Products/Wares)	912	61,514
Tyson Foods, Inc.—Class A (Food)	4,712	91,507
Under Armour, Inc.—Class A* (Retail)	608	47,004
Universal Corp. (Agriculture)	304	11,452
V.F. Corp. (Apparel)	1,368	148,510
Visteon Corp.* (Auto Parts & Equipment)	760	51,992

Common Stocks, continued

	Shares	Value
WABCO Holdings, Inc.* (Auto Parts & Equipment)	1,064	$73,480
WD-40 Co. (Household Products/Wares)	304	11,868
Whirlpool Corp. (Home Furnishings)	1,216	98,885
Wolverine World Wide, Inc. (Apparel)	760	31,730
TOTAL COMMON STOCKS (Cost $16,570,340)		22,684,901
TOTAL INVESTMENT SECURITIES (Cost $16,570,340)—100.0%		22,684,901
Net other assets (liabilities)—NM		6,182
NET ASSETS—100.0%		$22,691,083

*  Non-income producing security

ProFund VP Consumer Goods invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Agriculture	$2,336,779	10.3%
Apparel	1,358,372	6.0%
Auto Manufacturers	1,064,586	4.7%
Auto Parts & Equipment	1,040,409	4.6%
Beverages	4,762,168	21.0%
Commercial Services	1,826,827	8.0%
Cosmetics/Personal Care	3,787,636	16.7%
Distribution/Wholesale	224,656	1.0%
Electrical Components & Equipment	76,991	0.3%
Electronics	64,329	0.3%
Environmental Control	32,285	0.1%
Food	3,030,437	13.4%
Hand/Machine Tools	243,159	1.1%
Home Builders	343,289	1.5%
Home Furnishings	238,300	1.0%
Household Products/Wares	883,521	3.9%
Housewares	71,957	0.3%
Leisure Time	228,059	1.0%
Machinery-Diversified	43,682	0.2%
Miscellaneous Manufacturing	85,062	0.4%
Office Furnishings	40,098	0.2%
Pharmaceuticals	320,755	1.4%
Retail	81,250	0.4%
Software	219,208	1.0%
Textiles	54,711	0.2%
Toys/Games/Hobbies	226,375	1.0%
Other**	6,182	NM
Total	$22,691,083	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

198 :: ProFund VP Consumer Goods :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$16,570,340
Securities, at value	22,684,901
Total Investment Securities, at value	22,684,901
Dividends receivable	72,408
Receivable for capital shares issued	624
Prepaid expenses	196
TOTAL ASSETS	22,758,129
LIABILITIES:
Cash overdraft	22,411
Payable for capital shares redeemed	814
Advisory fees payable	12,256
Management services fees payable	1,634
Administration fees payable	747
Administrative services fees payable	7,152
Distribution fees payable	5,305
Trustee fees payable	2
Transfer agency fees payable	2,187
Fund accounting fees payable	1,593
Compliance services fees payable	169
Other accrued expenses	12,776
TOTAL LIABILITIES	67,046
NET ASSETS	$22,691,083
NET ASSETS CONSIST OF:
Capital	$21,784,766
Accumulated net investment income (loss)	84,211
Accumulated net realized gains (losses) on investments	(5,292,455)
Net unrealized appreciation (depreciation) on investments	6,114,561
NET ASSETS	$22,691,083
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	619,178
Net Asset Value (offering and redemption price per share)	$36.65

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$240,721
Interest	12
TOTAL INVESTMENT INCOME	240,733
EXPENSES:
Advisory fees	69,876
Management services fees	9,317
Administration fees	3,671
Transfer agency fees	5,265
Administrative services fees	31,794
Distribution fees	23,292
Custody fees	4,975
Fund accounting fees	7,416
Trustee fees	136
Compliance services fees	98
Other fees	10,479
Total Gross Expenses before reductions	166,319
Less Expenses reduced by the Advisor	(9,797)
TOTAL NET EXPENSES	156,522
NET INVESTMENT INCOME (LOSS)	84,211
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	287,741
Change in net unrealized appreciation/depreciation on investments	714,392
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,002,133
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,086,344

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 199

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$84,211	$190,418
Net realized gains (losses) on investments	287,741	55,959
Change in net unrealized appreciation/depreciation on investments	714,392	2,199,036
Change in net assets resulting from operations	1,086,344	2,445,413
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(190,418)	(155,850)
Change in net assets resulting from distributions	(190,418)	(155,850)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	18,234,058	46,024,960
Dividends reinvested	190,418	155,850
Value of shares redeemed	(16,331,400)	(45,662,703)
Change in net assets resulting from capital transactions	2,093,076	518,107
Change in net assets	2,989,002	2,807,670
NET ASSETS:
Beginning of period	19,702,081	16,894,411
End of period	$22,691,083	$19,702,081
Accumulated net investment income (loss)	$84,211	$190,418
SHARE TRANSACTIONS:
Issued	505,016	1,479,339
Reinvested	5,455	5,018
Redeemed	(460,981)	(1,484,813)
Change in shares	49,490	(456)

See accompanying notes to the financial statements.

200 :: ProFund VP Consumer Goods :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$34.58		$29.63	$24.61	$35.50	$33.48	$29.75
Investment Activities:
Net investment income (loss)(a)	0.16		0.34	0.38	0.27	0.25	0.31
Net realized and unrealized gains (losses) on investments	2.35		4.78	4.91	(9.39)	2.28	3.44
Total income (loss) from investment activities	2.51		5.12	5.29	(9.12)	2.53	3.75
Distributions to Shareholders From:
Net investment income	(0.44)		(0.17)	(0.27)	(0.40)	(0.51)	(0.02)
Net realized gains on investments	—		—	—	(1.37)	—	—
Total distributions	(0.44)		(0.17)	(0.27)	(1.77)	(0.51)	(0.02)
Net Asset Value, End of Period	$36.65		$34.58	$29.63	$24.61	$35.50	$33.48
Total Return	7.33	%(b)	17.36%	21.57%	(26.71)%	7.60%	12.62%
Ratios to Average Net Assets:
Gross expenses(c)	1.78%		1.83%	1.89%	1.94%	1.82%	1.87%
Net expenses(c)	1.68%		1.68%	1.66%	1.63%	1.63%	1.69%
Net investment income (loss)(c)	0.90%		1.10%	1.46%	0.88%	0.73%	0.99%
Supplemental Data:
Net assets, end of period (000's)	$22,691		$19,702	$16,894	$8,863	$30,133	$18,573
Portfolio turnover rate(d)	66	%(b)	245%	242%	445%	437%	377%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Consumer Goods :: 201

Investment Objective: The ProFund VP Consumer Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	5.5%
McDonald's Corp.	5.2%
Amazon.com, Inc.	4.3%
Walt Disney Co.	4.1%
Home Depot, Inc.	3.4%

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	40%
Media	27%
Travel and Leisure	21%
Food and Drug Retailers	12%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.1%)

	Shares	Value
99 Cents Only Stores* (Retail)	568	$11,496
Aaron's, Inc. (Commercial Services)	710	20,065
Abercrombie & Fitch Co.—Class A (Retail)	852	57,016
Acxiom Corp.* (Software)	852	11,170
Advance Auto Parts, Inc. (Retail)	710	41,528
Aeropostale, Inc.* (Retail)	852	14,910
Alaska Air Group, Inc.* (Airlines)	426	29,164
Amazon.com, Inc.* (Internet)	3,550	725,940
AMC Networks, Inc.—Class A* (Media)	568	24,708
American Eagle Outfitters, Inc. (Retail)	1,988	25,347
AmerisourceBergen Corp. (Pharmaceuticals)	2,698	111,697
AMR Corp.* (Airlines)	3,266	17,636
Ann, Inc.* (Retail)	568	14,825
Apollo Group, Inc.—Class A* (Commercial Services)	1,278	55,823
Arbitron, Inc. (Commercial Services)	284	11,738
Ascena Retail Group, Inc.* (Retail)	568	19,340
AutoNation, Inc.* (Retail)	426	15,596
AutoZone, Inc.* (Retail)	284	83,737
Avis Budget Group, Inc.* (Commercial Services)	994	16,988
Bally Technologies, Inc.* (Entertainment)	568	23,106
Bed Bath & Beyond, Inc.* (Retail)	2,414	140,905
Best Buy Co., Inc. (Retail)	3,124	98,125
Big Lots, Inc.* (Retail)	710	23,537
BJ's Wholesale Club, Inc.* (Retail)	568	28,599
Bob Evans Farms, Inc. (Retail)	284	9,932
Brinker International, Inc. (Retail)	852	20,840
Cablevision Systems Corp.—Class A* (Media)	2,272	59,640
Cardinal Health, Inc. (Pharmaceuticals)	3,408	154,791
Career Education Corp.* (Commercial Services)	710	15,017
Carmax, Inc.* (Retail)	2,272	75,135
Carnival Corp.—Class A (Leisure Time)	4,118	154,960
Casey's General Stores, Inc. (Retail)	426	18,744
CBS Corp.—Class B (Media)	6,248	178,006
CEC Entertainment, Inc. (Retail)	142	5,696
Charter Communications, Inc.—Class A* (Media)	426	23,115
Cheesecake Factory, Inc.* (Retail)	568	17,818
Chemed Corp. (Commercial Services)	142	9,304
Chico's FAS, Inc. (Retail)	1,704	25,952
Chipotle Mexican Grill, Inc.* (Retail)	284	87,526
Choice Hotels International, Inc. (Lodging)	284	9,474
Collective Brands, Inc.* (Retail)	568	8,344
Comcast Corp.—Class A (Media)	20,306	514,554
Comcast Corp.—Special Class A (Media)	6,674	161,711

Common Stocks, continued

	Shares	Value
Copart, Inc.* (Retail)	568	$26,469
Costco Wholesale Corp. (Retail)	4,260	346,082
Cracker Barrel Old Country Store, Inc. (Retail)	284	14,004
CTC Media, Inc. (Media)	568	12,110
CVS Caremark Corp. (Retail)	13,490	506,954
Darden Restaurants, Inc. (Retail)	1,420	70,659
Delta Air Lines, Inc.* (Airlines)	8,378	76,826
DeVry, Inc. (Commercial Services)	568	33,586
Dick's Sporting Goods, Inc.* (Retail)	852	32,759
Dillards, Inc.—Class A (Retail)	426	22,212
DIRECTV—Class A* (Media)	7,526	382,471
Discovery Communications, Inc.—Class A* (Media)	1,420	58,163
Discovery Communications, Inc.—Class C* (Media)	1,278	46,711
DISH Network Corp.—Class A* (Media)	1,988	60,972
Dolby Laboratories, Inc.—Class A* (Electronics)	568	24,117
Dollar Tree, Inc.* (Retail)	1,278	85,140
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	568	11,417
Dun & Bradstreet Corp. (Software)	426	32,180
eBay, Inc.* (Internet)	11,076	357,423
Expedia, Inc. (Internet)	1,988	57,632
FactSet Research Systems, Inc. (Computers)	426	43,588
Family Dollar Stores, Inc. (Retail)	1,136	59,708
Foot Locker, Inc. (Retail)	1,562	37,113
GameStop Corp.—Class A* (Retail)	1,420	37,871
Gannett Co., Inc. (Media)	2,414	34,569
Gaylord Entertainment Co.* (Lodging)	426	12,780
Genesco, Inc.* (Retail)	284	14,796
Group 1 Automotive, Inc. (Retail)	284	11,695
GUESS?, Inc. (Apparel)	568	23,890
H & R Block, Inc. (Commercial Services)	2,982	47,831
Hertz Global Holdings, Inc.* (Commercial Services)	2,272	36,079
Hillenbrand, Inc. (Commercial Services)	568	13,433
Home Depot, Inc. (Retail)	15,762	570,900
HSN, Inc.* (Retail)	426	14,024
Hyatt Hotels Corp.—Class A* (Lodging)	426	17,389
IHS, Inc.—Class A* (Computers)	426	35,537
International Game Technology (Entertainment)	2,982	52,424
International Speedway Corp.—Class A (Entertainment)	284	8,068
Interpublic Group of Cos., Inc. (Advertising)	4,828	60,350

See accompanying notes to the financial statements.

202 :: ProFund VP Consumer Services :: Financial Statements

Common Stocks, continued

	Shares	Value
ITT Educational Services, Inc.* (Commercial Services)	284	$22,220
J.C. Penney Co., Inc. (Retail)	1,562	53,952
Jack in the Box, Inc.* (Retail)	568	12,939
JetBlue Airways Corp.* (Airlines)	2,414	14,725
John Wiley & Sons, Inc. (Media)	568	29,542
Kohls Corp. (Retail)	2,698	134,927
Kroger Co. (Food)	5,680	140,864
Lamar Advertising Co.* (Advertising)	568	15,546
Las Vegas Sands Corp.* (Lodging)	4,686	197,796
Liberty Global, Inc.—Class A* (Media)	1,136	51,165
Liberty Global, Inc.—Series C* (Media)	1,136	48,507
Liberty Media Holding Corp.—Capital Series A* (Media)	710	60,883
Liberty Media Holding Corp.—Interactive Series A* (Internet)	5,538	92,872
Liberty Media-Starz—Series A* (Media)	568	42,736
Life Time Fitness, Inc.* (Leisure Time)	426	17,002
Limited, Inc. (Retail)	2,698	103,738
Live Nation, Inc.* (Commercial Services)	1,562	17,916
Lowe's Cos., Inc. (Retail)	12,922	301,212
Macy's, Inc. (Retail)	4,260	124,562
Madison Square Garden, Inc.—Class A* (Entertainment)	568	15,637
Marriott International, Inc.—Class A (Lodging)	3,125	110,902
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	284	11,403
McDonald's Corp. (Retail)	10,366	874,061
McGraw-Hill Cos., Inc. (Media)	2,982	124,976
McKesson Corp. (Commercial Services)	2,556	213,809
Meredith Corp. (Media)	426	13,261
MGM Resorts International* (Commercial Services)	3,124	41,268
Morningstar, Inc. (Commercial Services)	284	17,262
Neilsen Holdings N.V.* (Media)	710	22,124
Netflix, Inc.* (Internet)	426	111,906
News Corp.—Class A (Media)	17,892	316,688
News Corp.—Class B (Media)	4,260	77,021
Nordstrom, Inc. (Retail)	1,704	79,986
O'Reilly Automotive, Inc.* (Retail)	1,420	93,024
Office Depot, Inc.* (Retail)	2,698	11,386
OfficeMax, Inc.* (Retail)	852	6,688
Omnicare, Inc. (Pharmaceuticals)	1,136	36,227
Omnicom Group, Inc. (Advertising)	2,840	136,774
Orient-Express Hotels, Ltd.—Class A* (Lodging)	852	9,159
P.F. Chang's China Bistro, Inc. (Retail)	284	11,428
Panera Bread Co.—Class A* (Retail)	284	35,687
Papa John's International, Inc.* (Retail)	142	4,723
Penn National Gaming* (Entertainment)	710	28,641
PetSmart, Inc. (Retail)	1,136	51,540
Pinnacle Entertainment, Inc.* (Entertainment)	568	8,463
Priceline.com, Inc.* (Internet)	426	218,082
RadioShack Corp. (Retail)	994	13,230
Regal Entertainment Group—Class A (Entertainment)	710	8,761
Regis Corp. (Retail)	568	8,702
Rent-A-Center, Inc. (Commercial Services)	568	17,358
Rite Aid Corp.* (Retail)	5,964	7,932
Rollins, Inc. (Commercial Services)	710	14,470
Ross Stores, Inc. (Retail)	1,136	91,016
Royal Caribbean Cruises, Ltd.* (Leisure Time)	1,278	48,104
Ruddick Corp. (Food)	426	18,548
Safeway, Inc. (Food)	3,550	82,964
Saks, Inc.* (Retail)	1,136	12,689

Common Stocks, continued

	Shares	Value
Sally Beauty Holdings, Inc.* (Retail)	994	$16,997
Scholastic Corp. (Media)	284	7,554
Scientific Games Corp.—Class A* (Entertainment)	710	7,341
Scripps Networks Interactive—Class A (Entertainment)	852	41,646
Sears Holdings Corp.* (Retail)	426	30,433
Service Corp. International (Commercial Services)	2,414	28,196
Shutterfly, Inc.* (Internet)	284	16,307
Signet Jewelers, Ltd.* (Retail)	852	39,882
Six Flags Entertainment Corp. (Entertainment)	568	21,272
SkyWest, Inc. (Airlines)	568	8,554
Sonic Corp.* (Retail)	568	6,038
Sotheby's (Commercial Services)	710	30,885
Southwest Airlines Co. (Airlines)	7,384	84,325
Staples, Inc. (Retail)	7,242	114,424
Starbucks Corp. (Retail)	7,384	291,594
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,988	111,408
Strayer Education, Inc. (Commercial Services)	142	17,947
SuperValu, Inc. (Food)	2,130	20,043
Sysco Corp. (Food)	5,822	181,530
Target Corp. (Retail)	6,248	293,094
The Buckle, Inc. (Retail)	284	12,127
The Cato Corp.—Class A (Retail)	284	8,179
The Children's Place Retail Stores, Inc.* (Retail)	284	12,635
The Gap, Inc. (Retail)	3,266	59,115
The Men's Wearhouse, Inc. (Retail)	568	19,142
The New York Times Co.—Class A* (Media)	1,278	11,144
Tiffany & Co. (Retail)	1,278	100,349
Time Warner Cable, Inc. (Media)	3,266	254,879
Time Warner, Inc. (Media)	10,934	397,670
TJX Cos., Inc. (Retail)	3,976	208,859
Tractor Supply Co. (Retail)	710	47,485
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	426	27,511
United Continental Holdings, Inc.* (Airlines)	3,266	73,910
United Natural Foods, Inc.* (Food)	426	18,177
Urban Outfitters, Inc.* (Retail)	1,278	35,976
US Airways Group, Inc.* (Airlines)	1,562	13,917
Vail Resorts, Inc. (Entertainment)	426	19,690
Valassis Communications, Inc.* (Commercial Services)	426	12,908
ValueClick, Inc.* (Internet)	852	14,143
VCA Antech, Inc.* (Pharmaceuticals)	852	18,062
Viacom, Inc.—Class B (Media)	5,254	267,954
Wal-Mart Stores, Inc. (Retail)	17,466	928,143
Walgreen Co. (Retail)	9,088	385,877
Walt Disney Co. (Media)	17,608	687,416
Washington Post Co.—Class B (Media)	142	59,491
WebMD Health Corp.* (Internet)	568	25,889
Weight Watchers International, Inc. (Commercial Services)	284	21,434
Wendy's/Arby's Group, Inc.—Class A (Retail-Restaurants)	3,266	16,559
Whole Foods Market, Inc. (Food)	1,562	99,109
Williams Sonoma, Inc. (Retail)	994	36,271
WMS Industries, Inc.* (Leisure Time)	568	17,449
Wyndham Worldwide Corp. (Lodging)	1,704	57,340
Wynn Resorts, Ltd. (Lodging)	852	122,296
YUM! Brands, Inc. (Retail)	4,686	258,855
TOTAL COMMON STOCKS (Cost $12,405,035)		16,771,922
See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Services :: 203

Repurchase Agreements(a)(NM)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $3,000	$3,000	$3,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,000)		3,000
TOTAL INVESTMENT SECURITIES (Cost $12,408,035)—100.1%		16,774,922
Net other assets (liabilities)—(0.1)%		(10,609)
NET ASSETS—100.0%		$16,764,313

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM  Not meaningful, amount is less than 0.05%.

ProFund VP Consumer Services invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Advertising	$212,670	1.3%
Airlines	319,057	1.9%
Apparel	23,890	0.1%
Commercial Services	715,537	4.3%
Computers	79,125	0.5%
Electronics	24,117	0.1%
Entertainment	246,466	1.5%
Food	561,235	3.3%
Internet	1,620,194	9.7%
Leisure Time	237,515	1.4%
Lodging	648,544	3.9%
Media	4,029,741	24.0%
Miscellaneous Manufacturing	11,403	0.1%
Pharmaceuticals	320,777	1.9%
Retail	7,661,742	45.7%
Retail-Restaurants	16,559	0.1%
Software	43,350	0.3%
Other**	(7,609)	(0.1)%
Total	$16,764,313	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

204 :: ProFund VP Consumer Services :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$12,408,035
Securities, at value	16,771,922
Repurchase agreements, at value	3,000
Total Investment Securities, at value	16,774,922
Cash	808
Dividends receivable	13,309
Receivable for capital shares issued	16,146
Receivable for investments sold	82,251
Prepaid expenses	151
TOTAL ASSETS	16,887,587
LIABILITIES:
Payable for investments purchased	84,365
Payable for capital shares redeemed	1,607
Advisory fees payable	9,221
Management services fees payable	1,229
Administration fees payable	589
Administrative services fees payable	6,245
Distribution fees payable	4,962
Trustee fees payable	1
Transfer agency fees payable	1,646
Fund accounting fees payable	1,257
Compliance services fees payable	152
Other accrued expenses	12,000
TOTAL LIABILITIES	123,274
NET ASSETS	$16,764,313
NET ASSETS CONSIST OF:
Capital	$14,703,575
Accumulated net investment income (loss)	(19,177)
Accumulated net realized gains (losses) on investments	(2,286,972)
Net unrealized appreciation (depreciation) on investments	4,366,887
NET ASSETS	$16,764,313
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	487,816
Net Asset Value (offering and redemption price per share)	$34.37

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$102,002
Interest	10
TOTAL INVESTMENT INCOME	102,012
EXPENSES:
Advisory fees	54,102
Management services fees	7,214
Administration fees	2,942
Transfer agency fees	4,218
Administrative services fees	23,681
Distribution fees	18,034
Custody fees	7,122
Fund accounting fees	6,249
Trustee fees	105
Compliance services fees	81
Other fees	11,063
Total Gross Expenses before reductions	134,811
Less Expenses reduced by the Advisor	(13,622)
TOTAL NET EXPENSES	121,189
NET INVESTMENT INCOME (LOSS)	(19,177)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	433,938
Change in net unrealized appreciation/depreciation on investments	558,810
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	992,748
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$973,571

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Services :: 205

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(19,177)	$(10,389)
Net realized gains (losses) on investments	433,938	(1,068,077)
Change in net unrealized appreciation/depreciation on investments	558,810	2,615,678
Change in net assets resulting from operations	973,571	1,537,212
CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,327,644	47,442,454
Value of shares redeemed	(21,613,285)	(33,307,582)
Change in net assets resulting from capital transactions	(6,285,641)	14,134,872
Change in net assets	(5,312,070)	15,672,084
NET ASSETS:
Beginning of period	22,076,383	6,404,299
End of period	$16,764,313	$22,076,383
Accumulated net investment income (loss)	$(19,177)	$—
SHARE TRANSACTIONS:
Issued	454,994	1,642,963
Redeemed	(656,926)	(1,196,122)
Change in shares	(201,932)	446,841

See accompanying notes to the financial statements.

206 :: ProFund VP Consumer Services :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$32.01		$26.37	$20.16	$29.38	$32.02	$28.59
Investment Activities:
Net investment income (loss)(a)	(0.04)		(0.02)	(0.01)	(0.04)	(0.23)	(0.17)
Net realized and unrealized gains (losses) on investments	2.40		5.66	6.22	(9.18)	(2.41)	3.60
Total income (loss) from investment activities	2.36		5.64	6.21	(9.22)	(2.64)	3.43
Net Asset Value, End of Period	$34.37		$32.01	$26.37	$20.16	$29.38	$32.02
Total Return	7.37	%(b)	21.39%	30.80%	(31.38)%	(8.24)%	12.00%
Ratios to Average Net Assets:
Gross expenses(c)	1.87%		1.95%	2.51%	2.51%	2.07%	2.19%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.63%	1.70%
Net investment income (loss)(c)	(0.27)%		(0.08)%	(0.06)%	(0.17)%	(0.70)%	(0.57)%
Supplemental Data:
Net assets, end of period (000's)	$16,764		$22,076	$6,404	$5,283	$2,458	$6,499
Portfolio turnover rate(d)	84	%(b)	203%	467%	983%	618%	579%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Consumer Services :: 207

Investment Objective: The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
J.P. Morgan Chase & Co.	7.3%
Wells Fargo & Co.	6.3%
Citigroup, Inc.	5.4%
Bank of America Corp.	5.0%
Berkshire Hathaway, Inc.—Class B	3.3%

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	36%
General Financial	25%
Real Estate Investment Trusts	17%
Nonlife Insurance	15%
Life Insurance	6%
Real Estate Investment & Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)
	Shares	Value
ACE, Ltd. (Insurance)	3,870	$254,723
Affiliated Managers Group, Inc.* (Diversified Financial Services)	430	43,624
AFLAC, Inc. (Insurance)	5,590	260,941
Alexandria Real Estate Equities, Inc. (REIT)	860	66,581
Allied World Assurance Co. Holdings, Ltd. (Insurance)	430	24,759
Allstate Corp. (Insurance)	6,020	183,791
American Campus Communities, Inc. (REIT)	860	30,547
American Capital Agency Corp. (REIT)	1,720	50,069
American Express Co. (Diversified Financial Services)	12,470	644,699
American Financial Group, Inc. (Insurance)	860	30,693
American International Group, Inc. (Insurance)	5,160	151,291
Ameriprise Financial, Inc. (Diversified Financial Services)	3,010	173,617
Annaly Mortgage Management, Inc. (REIT)	9,460	170,658
AON Corp. (Insurance)	3,440	176,472
Apartment Investment and Management Co.—Class A (REIT)	1,290	32,934
Arch Capital Group, Ltd.* (Insurance)	1,720	54,902
Argo Group International Holdings, Ltd. (Insurance)	430	12,780
Arthur J. Gallagher & Co. (Insurance)	1,290	36,817
Aspen Insurance Holdings, Ltd. (Insurance)	860	22,128
Associated Banc-Corp (Banks)	2,150	29,885
Assurant, Inc. (Insurance)	1,290	46,788
Assured Guaranty, Ltd. (Insurance)	2,150	35,067
Astoria Financial Corp. (Savings & Loans)	860	10,999
Avalonbay Communities, Inc. (REIT)	860	110,424
Axis Capital Holdings, Ltd. (Insurance)	1,720	53,251
BancorpSouth, Inc. (Banks)	860	10,673
Bank of America Corp. (Banks)	119,110	1,305,446
Bank of Hawaii Corp. (Banks)	430	20,004
Bank of New York Mellon Corp. (Banks)	14,620	374,564
BB&T Corp. (Banks)	8,170	219,283
Berkshire Hathaway, Inc.—Class B* (Insurance)	11,180	865,220

Common Stocks, continued
	Shares	Value
BioMed Realty Trust, Inc. (REIT)	1,720	$33,093
BlackRock, Inc. (Diversified Financial Services)	1,290	247,435
BOK Financial Corp. (Banks)	430	23,551
Boston Properties, Inc. (REIT)	1,720	182,595
Brandywine Realty Trust (REIT)	1,720	19,935
BRE Properties, Inc.—Class A (REIT)	860	42,897
Brookfield Properties Corp. (Real Estate)	3,010	58,033
Brown & Brown, Inc. (Insurance)	1,290	33,101
Camden Property Trust (REIT)	860	54,713
Capital One Financial Corp. (Diversified Financial Services)	5,590	288,835
CapitalSource, Inc. (Diversified Financial Services)	3,440	22,188
Capitol Federal Financial, Inc. (Savings & Loans)	2,150	25,284
Cathay Bancorp, Inc. (Banks)	860	14,095
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	3,440	86,378
CBL & Associates Properties, Inc. (REIT)	1,720	31,184
Chimera Investment Corp. (REIT)	12,040	41,658
Chubb Corp. (Insurance)	3,440	215,378
Cincinnati Financial Corp. (Insurance)	1,720	50,190
CIT Group, Inc.* (Banks)	2,150	95,159
Citigroup, Inc. (Banks)	33,970	1,414,511
City National Corp. (Banks)	430	23,328
CME Group, Inc. (Diversified Financial Services)	860	250,767
CNO Financial Group, Inc.* (Insurance)	2,580	20,408
Colonial Properties Trust (REIT)	860	17,544
Comerica, Inc. (Banks)	2,150	74,326
Commerce Bancshares, Inc. (Banks)	860	36,980
CommonWealth REIT (REIT)	860	22,222
Corporate Office Properties Trust (REIT)	860	26,755
Cullen/Frost Bankers, Inc. (Banks)	860	48,891
DCT Industrial Trust, Inc. (REIT)	3,010	15,742
Delphi Financial Group, Inc.—Class A (Insurance)	430	12,560
Developers Diversified Realty Corp. (REIT)	2,580	36,378
DiamondRock Hospitality Co. (REIT)	2,150	23,070

See accompanying notes to the financial statements.

208 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued
	Shares	Value
Digital Realty Trust, Inc. (REIT)	1,290	$79,696
Discover Financial Services (Diversified Financial Services)	6,450	172,537
Douglas Emmett, Inc. (REIT)	1,290	25,658
Duke Realty Corp. (REIT)	3,010	42,170
DuPont Fabros Technology, Inc. (REIT)	860	21,672
E*TRADE Financial Corp.* (Diversified Financial Services)	3,010	41,538
East West Bancorp, Inc. (Banks)	1,720	34,761
EastGroup Properties, Inc. (REIT)	430	18,279
Eaton Vance Corp. (Diversified Financial Services)	1,290	38,997
Endurance Specialty Holdings, Ltd. (Insurance)	430	17,772
Entertainment Properties Trust (REIT)	430	20,081
Equifax, Inc. (Commercial Services)	1,290	44,789
Equity Lifestyle Properties, Inc. (REIT)	430	26,849
Equity Residential (REIT)	3,440	206,400
Erie Indemnity Co.—Class A (Insurance)	430	30,410
Essex Property Trust, Inc. (REIT)	430	58,175
Everest Re Group, Ltd. (Insurance)	430	35,153
Extra Space Storage, Inc. (REIT)	860	18,344
F.N.B. Corp. (Banks)	1,290	13,352
Federal Realty Investment Trust (REIT)	860	73,255
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,290	30,754
Fidelity National Title Group, Inc.—Class A (Insurance)	2,580	40,609
Fifth Third Bancorp (Banks)	10,750	137,062
First American Financial Corp. (Insurance)	1,290	20,189
First Financial Bankshares, Inc. (Banks)	430	14,814
First Horizon National Corp. (Banks)	3,010	28,719
First Midwest Bancorp, Inc. (Banks)	860	10,569
First Niagara Financial Group, Inc. (Savings & Loans)	3,440	45,408
FirstMerit Corp. (Banks)	1,290	21,298
Forest City Enterprises, Inc.—Class A* (Real Estate)	1,720	32,112
Forestar Group, Inc.* (Real Estate)	430	7,065
Franklin Resources, Inc. (Diversified Financial Services)	1,720	225,819
Franklin Street Properties Corp. (REIT)	860	11,103
Fulton Financial Corp. (Banks)	2,150	23,027
General Growth Properties, Inc. (REIT)	4,730	78,944
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	5,590	57,465
Glacier Bancorp, Inc. (Banks)	860	11,593
Greenhill & Co., Inc. (Diversified Financial Services)	430	23,143
Hancock Holding Co. (Banks)	860	26,643
Hanover Insurance Group, Inc. (Insurance)	430	16,215
Hartford Financial Services Group, Inc. (Insurance)	5,160	136,069
Hatteras Financial Corp. (REIT)	860	24,278
HCC Insurance Holdings, Inc. (Insurance)	1,290	40,635
HCP, Inc. (REIT)	4,730	173,544
Health Care REIT, Inc. (REIT)	2,150	112,724
Healthcare Realty Trust, Inc. (REIT)	860	17,742
Highwoods Properties, Inc. (REIT)	860	28,492
Home Properties, Inc. (REIT)	430	26,178
Horace Mann Educators Corp. (Insurance)	430	6,712
Hospitality Properties Trust (REIT)	1,290	31,283
Host Hotels & Resorts, Inc. (REIT)	8,170	138,481
Hudson City Bancorp, Inc. (Savings & Loans)	5,590	45,782
Huntington Bancshares, Inc. (Banks)	10,320	67,699

Common Stocks, continued
	Shares	Value
IBERIABANK Corp. (Banks)	430	$24,785
IntercontinentalExchange, Inc.* (Diversified Financial Services)	860	107,251
International Bancshares Corp. (Banks)	860	14,388
Invesco, Ltd. (Diversified Financial Services)	5,590	130,806
Investment Technology Group, Inc.* (Diversified Financial Services)	430	6,029
J.P. Morgan Chase & Co. (Diversified Financial Services)	46,870	1,918,858
Janus Capital Group, Inc. (Diversified Financial Services)	2,150	20,296
Jefferies Group, Inc. (Diversified Financial Services)	1,720	35,088
Jones Lang LaSalle, Inc. (Real Estate)	430	40,549
KBW, Inc. (Diversified Financial Services)	430	8,041
KeyCorp (Banks)	11,180	93,129
Kilroy Realty Corp. (REIT)	860	33,961
Kimco Realty Corp. (REIT)	4,730	88,167
LaSalle Hotel Properties (REIT)	860	22,652
Legg Mason, Inc. (Diversified Financial Services)	1,720	56,347
Lexington Realty Trust (REIT)	1,720	15,704
Liberty Property Trust (REIT)	1,290	42,028
Lincoln National Corp. (Insurance)	3,870	110,256
Loews Corp. (Insurance)	4,300	180,987
M&T Bank Corp. (Banks)	1,290	113,455
Mack-Cali Realty Corp. (REIT)	860	28,328
Marsh & McLennan Cos., Inc. (Insurance)	6,450	201,175
Marshall & Ilsley Corp. (Banks)	6,020	47,979
MasterCard, Inc.—Class A (Software)	1,290	388,729
MB Financial, Inc. (Banks)	430	8,273
MBIA, Inc.* (Insurance)	1,720	14,947
Mercury General Corp. (Insurance)	430	16,981
MetLife, Inc. (Insurance)	9,890	433,874
MF Global Holdings, Ltd.* (Diversified Financial Services)	1,720	13,313
MFA Financial, Inc. (REIT)	3,870	31,115
MGIC Investment Corp.* (Insurance)	2,150	12,793
Mid-America Apartment Communities, Inc. (REIT)	430	29,012
Montpelier Re Holdings, Ltd. (Insurance)	860	15,480
Moody's Corp. (Commercial Services)	2,150	82,453
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	16,770	385,878
MSCI, Inc.—Class A* (Software)	1,290	48,607
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	1,720	43,516
National Penn Bancshares, Inc. (Banks)	1,290	10,230
National Retail Properties, Inc. (REIT)	860	21,079
Nationwide Health Properties, Inc. (REIT)	1,290	53,419
New York Community Bancorp (Savings & Loans)	5,160	77,348
Northern Trust Corp. (Banks)	2,580	118,577
NYSE Euronext (Diversified Financial Services)	3,010	103,153
Old National Bancorp (Banks)	1,290	13,932
Old Republic International Corp. (Insurance)	3,010	35,368
OMEGA Healthcare Investors, Inc. (REIT)	1,290	27,103
optionsXpress Holdings, Inc. (Diversified Financial Services)	430	7,172
PacWest Bancorp (Banks)	430	8,845
PartnerRe, Ltd. (Insurance)	860	59,211
People's United Financial, Inc. (Banks)	4,300	57,792
Piedmont Office Realty Trust, Inc.—Class A (REIT)	2,150	43,839

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 209

Common Stocks, continued
	Shares	Value
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	430	$12,388
Platinum Underwriters Holdings, Ltd. (Insurance)	430	14,293
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,720	69,729
PNC Financial Services Group (Banks)	6,020	358,852
Popular, Inc.* (Banks)	12,040	33,230
Post Properties, Inc. (REIT)	430	17,527
Potlatch Corp. (Forest Products & Paper)	430	15,166
Principal Financial Group, Inc. (Insurance)	3,440	104,645
PrivateBancorp, Inc. (Banks)	860	11,868
ProAssurance Corp.* (Insurance)	430	30,100
Progressive Corp. (Insurance)	7,310	156,288
Prologis, Inc. (REIT)	5,160	184,934
Prosperity Bancshares, Inc. (Banks)	430	18,843
Protective Life Corp. (Insurance)	860	19,892
Provident Financial Services, Inc. (Savings & Loans)	860	12,315
Prudential Financial, Inc. (Insurance)	5,590	355,468
Public Storage, Inc. (REIT)	1,720	196,097
Radian Group, Inc. (Insurance)	1,720	7,276
Raymond James Financial Corp. (Diversified Financial Services)	1,290	41,474
Rayonier, Inc. (Forest Products & Paper)	860	56,201
Realty Income Corp. (REIT)	1,290	43,202
Redwood Trust, Inc. (REIT)	860	13,003
Regency Centers Corp. (REIT)	860	37,814
Regions Financial Corp. (Banks)	14,620	90,644
Reinsurance Group of America, Inc. (Insurance)	860	52,340
RenaissanceRe Holdings (Insurance)	430	30,079
SEI Investments Co. (Software)	1,720	38,717
Selective Insurance Group, Inc. (Insurance)	430	6,996
Senior Housing Properties Trust (REIT)	1,720	40,265
Signature Bank* (Banks)	430	24,596
Simon Property Group, Inc. (REIT)	3,440	399,831
SL Green Realty Corp. (REIT)	860	71,268
SLM Corp. (Diversified Financial Services)	6,020	101,196
St. Joe Co.* (Real Estate)	1,290	26,884
StanCorp Financial Group, Inc. (Insurance)	430	18,142
Starwood Property Trust, Inc. (REIT)	1,290	26,458
State Street Corp. (Banks)	6,020	271,442
Sterling Bancshares, Inc. (Banks)	1,290	10,526
Stifel Financial Corp.* (Diversified Financial Services)	430	15,420
Sunstone Hotel Investors, Inc.* (REIT)	1,290	11,958
SunTrust Banks, Inc. (Banks)	6,450	166,410
Susquehanna Bancshares, Inc. (Banks)	1,720	13,760
SVB Financial Group* (Banks)	430	25,675
Synovus Financial Corp. (Banks)	8,600	17,888
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,010	181,623
Tanger Factory Outlet Centers, Inc. (REIT)	860	23,022
Taubman Centers, Inc. (REIT)	860	50,912
TCF Financial Corp. (Banks)	1,720	23,736
TD Ameritrade Holding Corp. (Diversified Financial Services)	2,580	50,336
TFS Financial Corp.* (Savings & Loans)	1,290	12,487
The Charles Schwab Corp. (Diversified Financial Services)	11,610	190,984
The Goldman Sachs Group, Inc. (Diversified Financial Services)	5,160	686,744
The Howard Hughes Corp.* (Real Estate)	430	27,967
The Macerich Co. (REIT)	1,720	92,020

Common Stocks, continued
	Shares	Value
The Travelers Cos., Inc. (Insurance)	4,730	$276,137
Torchmark Corp. (Insurance)	860	55,160
Tower Group, Inc. (Insurance)	430	10,243
Transatlantic Holdings, Inc. (Insurance)	860	42,149
Trustmark Corp. (Banks)	860	20,133
U.S. Bancorp (Banks)	22,360	570,404
UDR, Inc. (REIT)	2,150	52,783
UMB Financial Corp. (Banks)	430	18,008
Umpqua Holdings Corp. (Banks)	1,290	14,925
United Bankshares, Inc. (Banks)	430	10,526
Unitrin, Inc. (Insurance)	430	12,758
UnumProvident Corp. (Insurance)	3,440	87,651
Validus Holdings, Ltd. (Insurance)	860	26,617
Valley National Bancorp (Banks)	2,150	29,262
Ventas, Inc. (REIT)	1,720	90,661
Visa, Inc.—Class A (Commercial Services)	6,020	507,245
Vornado Realty Trust (REIT)	2,150	200,337
W.R. Berkley Corp. (Insurance)	1,290	41,848
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	860	31,261
Washington Federal, Inc. (Savings & Loans)	1,290	21,195
Washington REIT (REIT)	860	27,967
Webster Financial Corp. (Banks)	860	18,077
Weingarten Realty Investors (REIT)	1,290	32,456
Wells Fargo & Co. (Banks)	58,910	1,653,015
Westamerica Bancorp (Banks)	430	21,178
Western Union Co. (Commercial Services)	7,310	146,419
Weyerhaeuser Co. (Forest Products & Paper)	6,450	140,997
Willis Group Holdings PLC (Insurance)	2,150	88,386
Wintrust Financial Corp. (Banks)	430	13,837
XL Group PLC (Insurance)	3,440	75,611
Zions Bancorp (Banks)	2,150	51,622
TOTAL COMMON STOCKS (Cost $14,970,664)		26,326,969
Rights/Warrants(NM)
American International Group, Inc.*(Diversified Financial Services)	— (a)	1
TOTAL RIGHTS/WARRANTS (Cost $1)		1
Repurchase Agreements(b)(NM)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $4,000	$4,000	$4,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,000)		4,000
TOTAL INVESTMENT SECURITIES (Cost $14,974,665)—99.9%		26,330,970
Net other assets (liabilities)—0.1%		17,477
NET ASSETS—100.0%		$26,348,447

*  Non-income producing security

(a)  Number of shares is less than 0.50.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM  Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

210 :: ProFund VP Financials :: Financial Statements

ProFund VP Financials invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Banks	$8,080,075	30.7%
Commercial Services	780,906	3.0%
Diversified Financial Services	6,408,593	24.3%
Forest Products & Paper	282,093	1.1%
Insurance	5,478,175	20.8%
REIT	4,291,269	16.3%
Real Estate	278,988	1.0%
Savings & Loans	250,818	0.9%
Software	476,053	1.8%
Other**	21,477	0.1%
Total	$26,348,447	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 211

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$14,974,665
Securities, at value	26,326,970
Repurchase agreements, at value	4,000
Total Investment Securities, at value	26,330,970
Cash	3,329
Dividends receivable	37,503
Receivable for capital shares issued	16,229
Receivable for investments sold	550,952
Prepaid expenses	354
TOTAL ASSETS	26,939,337
LIABILITIES:
Payable for investments purchased	2,290
Payable for capital shares redeemed	522,550
Advisory fees payable	14,842
Management services fees payable	1,979
Administration fees payable	869
Administrative services fees payable	9,667
Distribution fees payable	10,361
Trustee fees payable	3
Transfer agency fees payable	2,742
Fund accounting fees payable	1,853
Compliance services fees payable	273
Other accrued expenses	23,461
TOTAL LIABILITIES	590,890
NET ASSETS	$26,348,447
NET ASSETS CONSIST OF:
Capital	$39,911,068
Accumulated net investment income (loss)	23,493
Accumulated net realized gains (losses) on investments	(24,942,419)
Net unrealized appreciation (depreciation) on investments	11,356,305
NET ASSETS	$26,348,447
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,356,400
Net Asset Value (offering and redemption price per share)	$19.43

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$274,882
Interest	20
TOTAL INVESTMENT INCOME	274,902
EXPENSES:
Advisory fees	112,236
Management services fees	14,965
Administration fees	5,836
Transfer agency fees	8,338
Administrative services fees	42,684
Distribution fees	37,412
Custody fees	6,548
Fund accounting fees	11,995
Trustee fees	219
Compliance services fees	161
Other fees	21,054
Total Gross Expenses before reductions	261,448
Less Expenses reduced by the Advisor	(10,039)
TOTAL NET EXPENSES	251,409
NET INVESTMENT INCOME (LOSS)	23,493
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	395,598
Change in net unrealized appreciation/depreciation on investments	(1,037,470)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(641,872)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(618,379)

See accompanying notes to the financial statements.

212 :: ProFund VP Financials :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$23,493	$(72,503)
Net realized gains (losses) on investments	395,598	(203,165)
Change in net unrealized appreciation/depreciation on investments	(1,037,470)	1,635,155
Change in net assets resulting from operations	(618,379)	1,359,487
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(88,722)
Change in net assets resulting from distributions	—	(88,722)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	11,105,608	50,263,634
Dividends reinvested	—	88,722
Value of shares redeemed	(12,406,983)	(50,993,779)
Change in net assets resulting from capital transactions	(1,301,375)	(641,423)
Change in net assets	(1,919,754)	629,342
NET ASSETS:
Beginning of period	28,268,201	27,638,859
End of period	$26,348,447	$28,268,201
Accumulated net investment income (loss)	$23,493	$—
SHARE TRANSACTIONS:
Issued	548,743	2,660,325
Reinvested	—	4,635
Redeemed	(619,470)	(2,781,176)
Change in shares	(70,727)	(116,216)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 213

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$19.81		$17.91	$15.82	$32.38	$40.64	$34.84
Investment Activities:
Net investment income (loss)(a)	0.02		(0.05)	0.06	0.46	0.41	0.34
Net realized and unrealized gains (losses) on investments	(0.40)		2.01	2.32	(16.72)	(8.11)	5.69
Total income (loss) from investment activities	(0.38)		1.96	2.38	(16.26)	(7.70)	6.03
Distributions to Shareholders From:
Net investment income	—		(0.06)	(0.29)	(0.30)	(0.56)	(0.23)
Net Asset Value, End of Period	$19.43		$19.81	$17.91	$15.82	$32.38	$40.64
Total Return	(1.92	)%(b)	10.93%	15.01%	(50.54)%	(19.11)%	17.35%
Ratios to Average Net Assets:
Gross expenses(c)	1.75%		1.80%	1.88%	1.85%	1.74%	1.76%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.63%	1.68%
Net investment income (loss)(c)	0.16%		(0.25)%	0.39%	1.90%	1.04%	0.90%
Supplemental Data:
Net assets, end of period (000's)	$26,348		$28,268	$27,639	$22,598	$24,899	$49,610
Portfolio turnover rate(d)	20	%(b)	140%	272%	413%	216%	247%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

214 :: ProFund VP Financials :: Financial Highlights

Investment Objective: The ProFund VP Health Care seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	11.8%
Pfizer, Inc.	10.8%
Merck & Co., Inc.	7.1%
Abbott Laboratories	5.3%
UnitedHealth Group, Inc.	3.7%

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals and Biotechnology	61%
Health Care Equipment and Services	39%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.3%)
	Shares	Value
Abbott Laboratories (Pharmaceuticals)	42,861	$2,255,346
Acorda Therapeutics, Inc.* (Biotechnology)	942	30,436
Aetna, Inc. (Healthcare-Services)	10,362	456,861
Alere, Inc.* (Healthcare-Products)	2,355	86,240
Alexion Pharmaceuticals, Inc.* (Biotechnology)	5,181	243,662
Alkermes, Inc.* (Pharmaceuticals)	2,826	52,564
Allergan, Inc. (Pharmaceuticals)	8,478	705,793
Amedisys, Inc.* (Healthcare-Services)	942	25,085
AMERIGROUP Corp.* (Healthcare-Services)	1,413	99,574
Amgen, Inc.* (Biotechnology)	25,905	1,511,557
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	3,768	50,340
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	1,413	27,695
Bard (C.R.), Inc. (Healthcare-Products)	2,355	258,720
Baxter International, Inc. (Healthcare-Products)	16,014	955,876
Becton, Dickinson & Co. (Healthcare-Products)	5,652	487,033
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	471	56,219
Biogen Idec, Inc.* (Biotechnology)	6,123	654,671
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	3,297	89,711
Boston Scientific Corp.* (Healthcare-Products)	42,861	296,170
Bristol-Myers Squibb Co. (Pharmaceuticals)	48,042	1,391,296
Brookdale Senior Living, Inc.* (Healthcare-Services)	2,826	68,531
CareFusion Corp.* (Healthcare-Products)	6,123	166,362
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	1,413	78,874
Celgene Corp.* (Biotechnology)	13,188	795,500
Centene Corp.* (Healthcare-Services)	1,413	50,204
Cephalon, Inc.* (Pharmaceuticals)	1,884	150,532
Cepheid, Inc.* (Healthcare-Products)	1,884	65,262
Charles River Laboratories International, Inc.* (Biotechnology)	1,413	57,438
CIGNA Corp. (Insurance)	7,536	387,576
Community Health Systems, Inc.* (Healthcare-Services)	2,826	72,572
Covance, Inc.* (Healthcare-Services)	1,884	111,853
Coventry Health Care, Inc.* (Healthcare-Services)	4,239	154,596
Covidien PLC (Healthcare-Products)	13,659	727,069
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,413	50,854

Common Stocks, continued
	Shares	Value
DaVita, Inc.* (Healthcare-Services)	2,826	$244,760
Dendreon Corp.* (Biotechnology)	4,239	167,186
DENTSPLY International, Inc. (Healthcare-Products)	3,768	143,485
Edwards Lifesciences Corp.* (Healthcare-Products)	3,297	287,432
Eli Lilly & Co. (Pharmaceuticals)	27,318	1,025,245
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,826	113,520
Express Scripts, Inc.* (Pharmaceuticals)	13,659	737,313
Forest Laboratories, Inc.* (Pharmaceuticals)	8,007	314,995
Gen-Probe, Inc.* (Healthcare-Products)	1,413	97,709
Gilead Sciences, Inc.* (Pharmaceuticals)	22,137	916,693
Haemonetics Corp.* (Healthcare-Products)	942	60,637
HCA Holdings, Inc.* (Healthcare-Services)	3,297	108,801
Health Management Associates, Inc.—Class A* (Healthcare-Services)	7,065	76,161
Health Net, Inc.* (Healthcare-Services)	2,826	90,771
HEALTHSOUTH Corp.* (Healthcare-Services)	2,826	74,154
HealthSpring, Inc.* (Healthcare-Services)	1,884	86,909
Henry Schein, Inc.* (Healthcare-Products)	2,355	168,594
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,884	86,739
HMS Holdings Corp.* (Commercial Services)	942	72,412
Hologic, Inc.* (Healthcare-Products)	7,065	142,501
Hospira, Inc.* (Pharmaceuticals)	4,710	266,869
Human Genome Sciences, Inc.* (Biotechnology)	5,181	127,142
Humana, Inc. (Healthcare-Services)	4,710	379,343
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,413	109,592
Illumina, Inc.* (Biotechnology)	3,297	247,770
Immucor, Inc.* (Healthcare-Products)	1,884	38,471
Impax Laboratories, Inc.* (Pharmaceuticals)	1,884	41,052
Incyte, Corp.* (Biotechnology)	3,297	62,445
InterMune, Inc.* (Biotechnology)	1,413	50,656
Intuitive Surgical, Inc.* (Healthcare-Products)	942	350,528
Invacare Corp. (Healthcare-Products)	942	31,265
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,355	21,572
Johnson & Johnson (Healthcare-Products)	76,302	5,075,609
Kinetic Concepts, Inc.* (Healthcare-Products)	1,884	108,575
Laboratory Corp. of America Holdings* (Healthcare-Services)	2,826	273,529
Life Technologies Corp.* (Biotechnology)	5,181	269,775
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,413	55,220

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Health Care :: 215

Common Stocks, continued
	Shares	Value
Lincare Holdings, Inc. (Healthcare-Services)	2,826	$82,717
Magellan Health Services, Inc.* (Healthcare-Services)	942	51,565
Masimo Corp. (Healthcare-Products)	1,413	41,938
Medco Health Solutions, Inc.* (Pharmaceuticals)	11,304	638,902
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,884	71,912
Mednax, Inc.* (Healthcare-Services)	1,413	102,004
Medtronic, Inc. (Healthcare-Products)	30,144	1,161,448
Merck & Co., Inc. (Pharmaceuticals)	85,722	3,025,129
Mylan Laboratories, Inc.* (Pharmaceuticals)	12,246	302,109
Myriad Genetics, Inc.* (Biotechnology)	2,355	53,482
Nektar Therapeutics* (Biotechnology)	3,297	23,969
NuVasive, Inc.* (Healthcare-Products)	942	30,973
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,884	66,505
Owens & Minor, Inc. (Distribution/Wholesale)	1,884	64,979
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	942	31,067
PAREXEL International Corp.* (Commercial Services)	1,413	33,290
Patterson Cos., Inc. (Healthcare-Products)	2,826	92,947
PDL BioPharma, Inc. (Biotechnology)	3,768	22,118
Perrigo Co. (Pharmaceuticals)	2,355	206,934
Pfizer, Inc. (Pharmaceuticals)	224,667	4,628,140
Pharmaceutical Product Development, Inc. (Commercial Services)	2,826	75,850
Pharmasset, Inc.* (Pharmaceuticals)	942	105,692
PSS World Medical, Inc.* (Healthcare-Products)	1,413	39,578
Quest Diagnostics, Inc. (Healthcare-Services)	4,239	250,525
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,884	106,842
ResMed, Inc.* (Healthcare-Products)	4,239	131,197
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,413	56,280
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,884	14,111
Seattle Genetics, Inc.* (Biotechnology)	2,826	57,990
Sirona Dental Systems, Inc.* (Healthcare-Products)	1,413	75,030
St. Jude Medical, Inc. (Healthcare-Products)	8,949	426,688
STERIS Corp. (Healthcare-Products)	1,413	49,427
Stryker Corp. (Healthcare-Products)	8,478	497,574
Techne Corp. (Healthcare-Products)	942	78,535
Teleflex, Inc. (Miscellaneous Manufacturing)	942	57,519
Tenet Healthcare Corp.* (Healthcare-Services)	13,188	82,293
The Cooper Cos., Inc. (Healthcare-Products)	1,413	111,966
Theravance, Inc.* (Pharmaceuticals)	1,884	41,844
Thermo Fisher Scientific, Inc.* (Electronics)	10,833	697,537
Thoratec Corp.* (Healthcare-Products)	1,413	46,375
United Therapeutics Corp.* (Pharmaceuticals)	1,413	77,856

Common Stocks, continued
	Shares	Value
UnitedHealth Group, Inc. (Healthcare-Services)	30,615	$1,579,122
Universal Health Services, Inc.—Class B (Healthcare-Services)	2,355	121,353
Varian Medical Systems, Inc.* (Healthcare-Products)	3,297	230,856
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,652	293,847
Warner Chilcott PLC—Class A (Pharmaceuticals)	3,768	90,922
Waters Corp.* (Electronics)	2,355	225,468
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	3,297	226,603
WellCare Health Plans, Inc.* (Healthcare-Services)	1,413	72,642
WellPoint, Inc. (Healthcare-Services)	10,362	816,215
West Pharmaceutical Services, Inc. (Healthcare-Products)	942	41,222
Zimmer Holdings, Inc.* (Healthcare-Products)	5,181	327,439
TOTAL COMMON STOCKS (Cost $31,697,036)		43,036,028
TOTAL INVESTMENT SECURITIES (Cost $31,697,036)—100.3%		43,036,028
Net other assets (liabilities)—(0.3)%		(141,960)
NET ASSETS—100.0%		$42,894,068

*  Non-income producing security

ProFund VP Health Care invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Biotechnology	$4,846,816	11.3%
Commercial Services	181,552	0.4%
Distribution/Wholesale	64,979	0.1%
Electronics	923,005	2.2%
Healthcare-Products	13,154,757	30.7%
Healthcare-Services	5,587,360	13.0%
Insurance	387,576	0.9%
Miscellaneous Manufacturing	57,519	0.1%
Pharmaceuticals	17,832,464	41.6%
Other**	(141,960)	(0.3)%
Total	$42,894,068	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

216 :: ProFund VP Health Care :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$31,697,036
Securities, at value	43,036,028
Total Investment Securities, at value	43,036,028
Dividends receivable	59,156
Receivable for capital shares issued	236,212
Prepaid expenses	312
TOTAL ASSETS	43,331,708
LIABILITIES:
Cash overdraft	349,490
Payable for capital shares redeemed	4,656
Advisory fees payable	25,062
Management services fees payable	3,341
Administration fees payable	1,435
Administrative services fees payable	13,010
Distribution fees payable	11,926
Trustee fees payable	3
Transfer agency fees payable	4,304
Fund accounting fees payable	3,060
Compliance services fees payable	288
Other accrued expenses	21,065
TOTAL LIABILITIES	437,640
NET ASSETS	$42,894,068
NET ASSETS CONSIST OF:
Capital	$43,739,712
Accumulated net investment income (loss)	65,792
Accumulated net realized gains (losses) on investments	(12,250,428)
Net unrealized appreciation (depreciation) on investments	11,338,992
NET ASSETS	$42,894,068
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,316,265
Net Asset Value (offering and redemption price per share)	$32.59

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$332,993
Interest	20
TOTAL INVESTMENT INCOME	333,013
EXPENSES:
Advisory fees	119,295
Management services fees	15,906
Administration fees	6,100
Transfer agency fees	8,770
Administrative services fees	48,299
Distribution fees	39,765
Custody fees	4,386
Fund accounting fees	12,139
Trustee fees	233
Compliance services fees	172
Other fees	18,745
Total Gross Expenses before reductions	273,810
Less Expenses reduced by the Advisor	(6,589)
TOTAL NET EXPENSES	267,221
NET INVESTESTMENT INCOME (LOSS)	65,792
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	267,161
Change in net unrealized appreciation/depreciation on investments	2,936,362
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,203,523
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,269,315

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Health Care :: 217

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$65,792	$78,225
Net realized gains (losses) on investments	267,161	217,601
Change in net unrealized appreciation/depreciation on investments	2,936,362	525,783
Change in net assets resulting from operations	3,269,315	821,609
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(78,225)	(89,402)
Change in net assets resulting from distributions	(78,225)	(89,402)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	36,554,923	21,968,988
Dividends reinvested	78,225	89,402
Value of shares redeemed	(20,038,582)	(27,870,903)
Change in net assets resulting from capital transactions	16,594,566	(5,812,513)
Change in net assets	19,785,656	(5,080,306)
NET ASSETS:
Beginning of period	23,108,412	28,188,718
End of period	$42,894,068	$23,108,412
Accumulated net investment income (loss)	$65,792	$78,225
SHARE TRANSACTIONS:
Issued	1,163,029	785,011
Reinvested	2,587	3,073
Redeemed	(648,599)	(988,695)
Change in shares	517,017	(200,611)

See accompanying notes to the financial statements.

218 :: ProFund VP Health Care :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$28.91		$28.19	$23.72	$31.42	$29.48	$28.01
Investment Activities:
Net investment income (loss)(a)	0.06		0.09	0.10	0.10	0.07	(0.08)
Net realized and unrealized gains (losses) on investments	3.71		0.71	4.53	(7.72)	1.87	1.55
Total income (loss) from investment activities	3.77		0.80	4.63	(7.62)	1.94	1.47
Distributions to Shareholders From:
Net investment income	(0.09)		(0.08)	(0.16)	(0.08)	—	—
Net Asset Value, End of Period	$32.59		$28.91	$28.19	$23.72	$31.42	$29.48
Total Return	13.06	%(b)	2.84%	19.56%	(24.29)%	6.58%	5.25%
Ratios to Average Net Assets:
Gross expenses(c)	1.72%		1.75%	1.80%	1.76%	1.72%	1.76%
Net expenses(c)	1.68%		1.68%	1.66%	1.63%	1.63%	1.72%
Net investment income (loss)(c)	0.41%		0.32%	0.43%	0.35%	0.24%	(0.29)%
Supplemental Data:
Net assets, end of period (000's)	$42,894		$23,108	$28,189	$25,778	$62,724	$67,288
Portfolio turnover rate(d)	43	%(b)	49%	175%	265%	221%	123%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Health Care :: 219

Investment Objective: The ProFund VP Industrials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	10.9%
United Technologies Corp.	3.8%
3M Co.	3.4%
Caterpillar, Inc.	3.3%
United Parcel Service, Inc.—Class B	2.9%

Dow Jones U.S. Industrials Index – Composition

% of Index
General Industrials	22%
Industrial Engineering	18%
Aerospace and Defense	16%
Industrial Transportation	14%
Support Services	13%
Electronic & Electrical Equipment	12%
Construction and Materials	5%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.2%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	6,228	$590,726
AAR Corp. (Aerospace/Defense)	346	9,373
ABM Industries, Inc. (Commercial Services)	346	8,076
Accenture PLC—Class A (Computers)	6,055	365,843
Actuant Corp.—Class A (Miscellaneous Manufacturing)	692	18,566
Acuity Brands, Inc. (Miscellaneous Manufacturing)	346	19,300
Aecom Technology Corp.* (Engineering & Construction)	1,038	28,379
AGCO Corp.* (Machinery-Diversified)	865	42,696
Agilent Technologies, Inc.* (Electronics)	3,287	167,999
Alexander & Baldwin, Inc. (Transportation)	346	16,663
Alliance Data Systems Corp.* (Commercial Services)	519	48,822
Alliant Techsystems, Inc. (Aerospace/Defense)	346	24,680
Ametek, Inc. (Electrical Components & Equipment)	1,557	69,909
Amphenol Corp.—Class A (Electronics)	1,730	93,403
Anixter International, Inc. (Telecommunications)	346	22,608
AptarGroup, Inc. (Miscellaneous Manufacturing)	519	27,164
Arkansas Best Corp. (Transportation)	173	4,105
Arrow Electronics, Inc.* (Electronics)	1,038	43,077
Astec Industries, Inc.* (Machinery-Construction & Mining)	173	6,398
Automatic Data Processing, Inc. (Software)	4,671	246,068
Avnet, Inc.* (Electronics)	1,384	44,122
AVX Corp. (Electronics)	519	7,910
Babcock & Wilcox Co.* (Machinery-Diversified)	1,038	28,763
Ball Corp. (Packaging & Containers)	1,557	59,882
BE Aerospace, Inc.* (Aerospace/Defense)	865	35,301
Belden, Inc. (Electrical Components & Equipment)	519	18,092
Bemis Co., Inc. (Packaging & Containers)	1,038	35,064
Benchmark Electronics, Inc.* (Electronics)	519	8,564
Black Box Corp. (Telecommunications)	173	5,410

Common Stocks, continued
	Shares	Value
Boeing Co. (Aerospace/Defense)	6,228	$460,436
Brady Corp.—Class A (Electronics)	519	16,639
Broadridge Financial Solutions, Inc. (Software)	1,211	29,149
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	692	63,429
C.H. Robinson Worldwide, Inc. (Transportation)	1,557	122,754
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	519	25,550
Caterpillar, Inc. (Machinery-Construction & Mining)	5,536	589,363
Ceradyne, Inc.* (Miscellaneous Manufacturing)	173	6,745
Checkpoint Systems, Inc.* (Electronics)	346	6,186
Cintas Corp. (Textiles)	1,211	39,999
Clarcor, Inc. (Miscellaneous Manufacturing)	519	24,538
Clean Harbors, Inc.* (Environmental Control)	173	17,862
Cognex Corp. (Machinery-Diversified)	346	12,259
Coinstar, Inc.* (Commercial Services)	346	18,871
Con-way, Inc. (Transportation)	519	20,142
Convergys Corp.* (Commercial Services)	1,038	14,158
Cooper Industries PLC (Miscellaneous Manufacturing)	1,557	92,906
CoreLogic, Inc.* (Commercial Services)	1,038	17,345
Corrections Corp. of America* (Commercial Services)	1,038	22,473
Crane Co. (Miscellaneous Manufacturing)	519	25,644
Crown Holdings, Inc.* (Packaging & Containers)	1,557	60,443
CSX Corp. (Transportation)	10,553	276,700
Cummins, Inc. (Machinery-Diversified)	1,730	179,038
Curtiss-Wright Corp. (Aerospace/Defense)	519	16,800
Danaher Corp. (Miscellaneous Manufacturing)	5,190	275,018
Deere & Co. (Machinery-Diversified)	3,979	328,069
Deluxe Corp. (Commercial Services)	519	12,824
Donaldson Co., Inc. (Miscellaneous Manufacturing)	692	41,991
Dover Corp. (Miscellaneous Manufacturing)	1,730	117,294
Eagle Materials, Inc. (Building Materials)	346	9,643
Eaton Corp. (Miscellaneous Manufacturing)	3,287	169,116

See accompanying notes to the financial statements.

220 :: ProFund VP Industrials :: Financial Statements

Common Stocks, continued
	Shares	Value
EMCOR Group, Inc.* (Engineering & Construction)	692	$20,283
Emerson Electric Co. (Electrical Components & Equipment)	7,266	408,712
EnerSys* (Electrical Components & Equipment)	519	17,864
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	173	6,366
Esterline Technologies Corp.* (Aerospace/Defense)	346	26,434
Euronet Worldwide, Inc.* (Commercial Services)	519	7,998
Expeditors International of Washington, Inc. (Transportation)	2,076	106,270
Fastenal Co. (Distribution/Wholesale)	2,768	99,620
FedEx Corp. (Transportation)	2,768	262,545
Fidelity National Information Services, Inc. (Software)	2,422	74,573
Fiserv, Inc.* (Software)	1,384	86,680
Flextronics International, Ltd.* (Electronics)	7,266	46,648
FLIR Systems, Inc. (Electronics)	1,557	52,486
Flowserve Corp. (Machinery-Diversified)	519	57,033
Fluor Corp. (Engineering & Construction)	1,730	111,862
Fortune Brands, Inc. (Household Products/Wares)	1,384	88,258
Forward Air Corp. (Transportation)	346	11,691
Foster Wheeler AG* (Engineering & Construction)	1,211	36,790
FTI Consulting, Inc.* (Commercial Services)	346	13,127
G & K Services, Inc. (Textiles)	173	5,858
Gardner Denver, Inc. (Machinery-Diversified)	519	43,622
GATX Corp. (Trucking & Leasing)	519	19,265
General Cable Corp.* (Electrical Components & Equipment)	519	22,099
General Dynamics Corp. (Aerospace/Defense)	2,941	219,163
General Electric Co. (Miscellaneous Manufacturing)	101,897	1,921,777
Genesee & Wyoming, Inc.—Class A* (Transportation)	346	20,289
Genpact, Ltd.* (Commercial Services)	1,038	17,895
Global Payments, Inc. (Software)	692	35,292
Goodrich Corp. (Aerospace/Defense)	1,211	115,650
Graco, Inc. (Machinery-Diversified)	519	26,293
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,211	24,547
Granite Construction, Inc. (Engineering & Construction)	346	8,487
Greif, Inc.—Class A (Packaging & Containers)	173	11,250
Harsco Corp. (Miscellaneous Manufacturing)	692	22,559
Heartland Express, Inc. (Transportation)	519	8,595
Hexcel Corp.* (Aerospace/Defense Equipment)	865	18,935
Honeywell International, Inc. (Miscellaneous Manufacturing)	6,747	402,054
Hub Group, Inc.—Class A* (Transportation)	346	13,030
Hubbell, Inc.—Class B (Electrical Components & Equipment)	519	33,709
Huntington Ingalls Industries, Inc.* (Transportation)	519	17,906
IDEX Corp. (Machinery-Diversified)	692	31,728
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	4,152	234,546
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	3,114	141,407
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	346	7,256
IPG Photonics Corp.* (Telecommunications)	173	12,579

Common Stocks, continued
	Shares	Value
Iron Mountain, Inc. (Commercial Services)	1,730	$58,976
Itron, Inc.* (Electronics)	346	16,663
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,730	101,949
J.B. Hunt Transport Services, Inc. (Transportation)	1,038	48,879
Jabil Circuit, Inc. (Electronics)	1,903	38,441
Jack Henry & Associates, Inc. (Computers)	865	25,959
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,211	52,376
Joy Global, Inc. (Machinery-Construction & Mining)	1,038	98,859
Kaman Corp. (Aerospace/Defense)	173	6,136
Kansas City Southern Industries, Inc.* (Transportation)	1,038	61,585
Kaydon Corp. (Metal Fabricate/Hardware)	346	12,913
KBR, Inc. (Engineering & Construction)	1,384	52,163
Kennametal, Inc. (Hand/Machine Tools)	865	36,512
Kirby Corp.* (Transportation)	519	29,412
Knight Transportation, Inc. (Transportation)	519	8,818
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,038	90,773
Landstar System, Inc. (Transportation)	519	24,123
Lender Processing Services, Inc. (Diversified Financial Services)	865	18,087
Lennox International, Inc. (Building Materials)	519	22,353
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	865	31,010
Littelfuse, Inc. (Electrical Components & Equipment)	173	10,159
Lockheed Martin Corp. (Aerospace/Defense)	2,595	210,117
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,211	9,858
Manitowoc Co. (Machinery-Diversified)	1,211	20,393
Manpower, Inc. (Commercial Services)	865	46,407
ManTech International Corp.—Class A (Software)	173	7,685
Martin Marietta Materials (Building Materials)	519	41,504
Masco Corp. (Building Materials)	3,460	41,624
MDU Resources Group, Inc. (Electric)	1,730	38,925
MeadWestvaco Corp. (Forest Products & Paper)	1,557	51,864
Meritor, Inc.* (Auto Parts & Equipment)	865	13,875
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	346	58,360
Mine Safety Appliances Co. (Environmental Control)	346	12,920
Molex, Inc. (Electrical Components & Equipment)	692	17,833
Molex, Inc.—Class A (Electrical Components & Equipment)	692	14,864
Monster Worldwide, Inc.* (Internet)	1,211	17,753
Moog, Inc.—Class A* (Aerospace/Defense)	346	15,058
MSC Industrial Direct Co.—Class A (Retail)	519	34,415
Mueller Industries, Inc. (Metal Fabricate/Hardware)	346	13,117
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	1,384	5,508
Nalco Holding Co. (Environmental Control)	1,384	38,489
National Instruments Corp. (Computers)	865	25,682
Navistar International Corp.* (Auto Manufacturers)	692	39,070
NeuStar, Inc.* (Telecommunications)	692	18,130
Nordson Corp. (Machinery-Diversified)	519	28,467
Norfolk Southern Corp. (Transportation)	3,460	259,258

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Industrials :: 221

Common Stocks, continued
	Shares	Value
Northrop Grumman Corp. (Aerospace/Defense)	2,595	$179,963
Old Dominion Freight Line, Inc.* (Transportation)	519	19,359
Orbital Sciences Corp.* (Aerospace/Defense)	519	8,745
Oshkosh Truck Corp.* (Auto Manufacturers)	865	25,033
Overseas Shipholding Group, Inc. (Transportation)	173	4,661
Owens Corning, Inc.* (Building Materials)	1,038	38,769
Owens-Illinois, Inc.* (Packaging & Containers)	1,557	40,186
PACCAR, Inc. (Auto Manufacturers)	3,460	176,771
Packaging Corp. of America (Packaging & Containers)	1,038	29,054
Pall Corp. (Miscellaneous Manufacturing)	1,038	58,367
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,557	139,725
Paychex, Inc. (Commercial Services)	3,114	95,662
Pentair, Inc. (Miscellaneous Manufacturing)	865	34,911
PerkinElmer, Inc. (Electronics)	1,038	27,933
PHH Corp.* (Commercial Services)	519	10,650
Plexus Corp.* (Electronics)	346	12,044
Precision Castparts Corp. (Metal Fabricate/ Hardware)	1,384	227,876
Quanex Building Products Corp. (Building Materials)	346	5,671
Quanta Services, Inc.* (Commercial Services)	2,076	41,935
R.R. Donnelley & Sons Co. (Commercial Services)	1,903	37,318
Raytheon Co. (Aerospace/Defense)	3,460	172,481
Regal-Beloit Corp. (Hand/Machine Tools)	346	23,102
Republic Services, Inc. (Environmental Control)	2,941	90,730
Resources Connection, Inc. (Commercial Services)	519	6,249
Robbins & Myers, Inc. (Machinery-Diversified)	346	18,286
Robert Half International, Inc. (Commercial Services)	1,384	37,410
Rock-Tenn Co.—Class A (Forest Products & Paper)	692	45,907
Rockwell Automation, Inc. (Machinery-Diversified)	1,384	120,076
Rockwell Collins, Inc. (Aerospace/Defense)	1,557	96,051
Roper Industries, Inc. (Miscellaneous Manufacturing)	865	72,055
Ryder System, Inc. (Transportation)	519	29,505
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	173	9,965
Sealed Air Corp. (Packaging & Containers)	1,557	37,041
Shaw Group, Inc.* (Engineering & Construction)	692	20,905
Sherwin-Williams Co. (Chemicals)	865	72,548
Silgan Holdings, Inc. (Packaging & Containers)	519	21,263
Simpson Manufacturing Co., Inc. (Building Materials)	346	10,335
Smith Corp. (Miscellaneous Manufacturing)	346	14,636
Sonoco Products Co. (Packaging & Containers)	1,038	36,891
Spirit Aerosystems Holdings, Inc.—Class A* (Aerospace/Defense)	1,038	22,836
SPX Corp. (Miscellaneous Manufacturing)	519	42,901
Stericycle, Inc.* (Environmental Control)	865	77,089
TE Connectivity, Ltd. (Electronics)	4,152	152,628
Teekay Shipping Corp. (Transportation)	346	10,684
Teledyne Technologies, Inc.* (Aerospace/ Defense)	346	17,425
TeleTech Holdings, Inc.* (Commercial Services)	346	7,294
Temple-Inland, Inc. (Forest Products & Paper)	1,038	30,870

Common Stocks, continued
	Shares	Value
Terex Corp.* (Machinery-Construction & Mining)	1,038	$29,531
Tetra Tech, Inc.* (Environmental Control)	519	11,678
Texas Industries, Inc. (Building Materials)	173	7,202
Textron, Inc. (Miscellaneous Manufacturing)	2,595	61,268
The Brink's Co. (Miscellaneous Manufacturing)	519	15,482
The Corporate Executive Board Co. (Commercial Services)	346	15,103
The Geo Group, Inc.* (Commercial Services)	692	15,937
The Timken Co. (Metal Fabricate/Hardware)	692	34,877
Thomas & Betts Corp.* (Electronics)	519	27,948
Toro Co. (Housewares)	346	20,933
Total System Services, Inc. (Software)	1,903	35,358
Towers Watson & Co.—Class A (Commercial Services)	519	34,103
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	346	31,552
Trimble Navigation, Ltd.* (Electronics)	1,211	48,004
Trinity Industries, Inc. (Miscellaneous Manufacturing)	692	24,137
Triumph Group, Inc. (Aerospace/Defense)	173	17,227
TrueBlue, Inc.* (Commercial Services)	346	5,010
Tyco International, Ltd. (Miscellaneous Manufacturing)	4,498	222,336
Union Pacific Corp. (Transportation)	4,671	487,652
United Parcel Service, Inc.—Class B (Transportation)	6,920	504,676
United Rentals, Inc.* (Commercial Services)	519	13,183
United Stationers, Inc. (Distribution/Wholesale)	519	18,388
United Technologies Corp. (Aerospace/ Defense)	7,612	673,738
Universal Display Corp.* (Electrical Components & Equipment)	346	12,141
URS Corp.* (Engineering & Construction)	692	30,960
USG Corp.* (Building Materials)	692	9,923
UTI Worldwide, Inc. (Transportation)	1,038	20,438
Valmont Industries, Inc. (Metal Fabricate/ Hardware)	173	16,675
Valspar Corp. (Chemicals)	865	31,192
Veeco Instruments, Inc.* (Semiconductors)	346	16,750
Verisk Analytics, Inc.—Class A* (Commercial Services)	1,211	41,925
Vishay Intertechnology, Inc.* (Electronics)	1,384	20,815
VistaPrint N.V.* (Commercial Services)	346	16,556
Vulcan Materials Co. (Building Materials)	1,038	39,994
W.W. Grainger, Inc. (Distribution/Wholesale)	519	79,744
Wabtec Corp. (Machinery-Diversified)	519	34,109
Waste Connections, Inc. (Environmental Control)	1,038	32,936
Waste Management, Inc. (Environmental Control)	3,979	148,297
Watsco, Inc. (Distribution/Wholesale)	173	11,762
Werner Enterprises, Inc. (Transportation)	519	13,001
WESCO International, Inc.* (Distribution/ Wholesale)	346	18,715
Woodward, Inc. (Electronics)	519	18,092
World Fuel Services Corp. (Retail)	692	24,864
Wright Express Corp.* (Commercial Services)	346	18,016
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	519	21,886
TOTAL COMMON STOCKS (Cost $11,062,142)		17,654,610

See accompanying notes to the financial statements.

222 :: ProFund VP Industrials :: Financial Statements

Repurchase Agreements(a)(NM)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $4,000	$4,000	$4,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,000)		4,000
TOTAL INVESTMENT SECURITIES (Cost $11,066,142)—100.2%		17,658,610
Net other assets (liabilities)—(0.2)%		(34,002)
NET ASSETS—100.0%		$17,624,608

*  Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM  Not meaningful, amount is less than 0.05%.

ProFund VP Industrials invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Aerospace/Defense	$2,418,387	13.7%
Aerospace/Defense Equipment	50,487	0.3%
Auto Manufacturers	240,874	1.4%
Auto Parts & Equipment	13,875	0.1%
Building Materials	227,018	1.3%
Chemicals	103,740	0.6%
Commercial Services	683,323	3.9%
Computers	417,484	2.4%

	Value	% of Net Assets
Distribution/Wholesale	$228,229	1.3%
Diversified Financial Services	18,087	0.1%
Electric	38,925	0.2%
Electrical Components & Equipment	708,289	4.0%
Electronics	849,602	4.8%
Engineering & Construction	369,461	2.1%
Environmental Control	430,001	2.4%
Forest Products & Paper	138,499	0.8%
Hand/Machine Tools	90,624	0.5%
Household Products/Wares	88,258	0.5%
Housewares	20,933	0.1%
Internet	17,753	0.1%
Iron/Steel	9,965	0.1%
Machinery-Construction & Mining	787,580	4.5%
Machinery-Diversified	992,718	5.6%
Metal Fabricate/Hardware	310,966	1.8%
Miscellaneous Manufacturing	4,951,034	28.1%
Packaging & Containers	331,074	1.9%
Retail	59,279	0.3%
Semiconductors	16,750	0.1%
Software	514,805	2.9%
Telecommunications	58,727	0.3%
Textiles	45,857	0.3%
Transportation	2,402,741	13.6%
Trucking & Leasing	19,265	0.1%
Other**	(30,002)	(0.2)%
Total	$17,624,608	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Industrials :: 223

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$11,066,142
Securities, at value	17,654,610
Repurchase agreements, at value	4,000
Total Investment Securities, at value	17,658,610
Cash	903
Dividends Receivable	33,781
Receivable for capital shares issued	384,384
Prepaid expenses	299
TOTAL ASSETS	18,077,977
LIABILITIES:
Payable for investments purchased	408,462
Advisory fees payable	8,931
Management services fees payable	1,191
Administration fees payable	644
Administrative services fees payable	6,536
Distribution fees payable	4,969
Trustee fees payable	2
Transfer agency fees payable	2,181
Fund accounting fees payable	1,373
Compliance services fees payable	210
Other accrued expenses	18,870
TOTAL LIABILITIES	453,369
NET ASSETS	$17,624,608
NET ASSETS CONSIST OF:
Capital	$18,825,746
Accumulated net investment income (loss)	21,246
Accumulated net realized gains (losses) on investments	(7,814,852)
Net unrealized appreciation (depreciation) on investments	6,592,468
NET ASSETS	$17,624,608
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	446,503
Net Asset Value (offering and redemption price per share)	$39.47

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$231,811
Interest	10
TOTAL INVESTMENT INCOME	231,821
EXPENSES:
Advisory fees	94,310
Management services fees	12,575
Administration fees	4,907
Transfer agency fees	7,031
Administrative services fees	42,889
Distribution fees	31,437
Custody fees	13,601
Fund accounting fees	10,203
Trustee fees	194
Compliance services fees	138
Other fees	14,358
Total Gross Expenses before reductions	231,643
Less Expenses reduced by the Advisor	(20,390)
TOTAL NET EXPENSES	211,253
NET INVESTMENT INCOME (LOSS)	20,568
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(38,565)
Change in net unrealized appreciation/depreciation on investments	1,104,540
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,065,975
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,086,543

See accompanying notes to the financial statements.

224 :: ProFund VP Industrials :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$20,568	$71,159
Net realized gains (losses) on investments	(38,565)	238,463
Change in net unrealized appreciation/depreciation on investments	1,104,540	2,506,772
Change in net assets resulting from operations	1,086,543	2,816,394
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(68,370)	(57,189)
Change in net assets resulting from distributions	(68,370)	(57,189)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	33,042,156	47,674,130
Dividends reinvested	68,370	57,189
Value of shares redeemed	(33,843,932)	(47,875,005)
Change in net assets resulting from capital transactions	(733,406)	(143,686)
Change in net assets	284,767	2,615,519
NET ASSETS:
Beginning of period	17,339,841	14,724,322
End of period	$17,624,608	$17,339,841
Accumulated net investment income (loss)	$21,246	$69,048
SHARE TRANSACTIONS:
Issued	845,674	1,470,238
Reinvested	1,728	1,793
Redeemed	(871,820)	(1,494,861)
Change in shares	(24,418)	(22,830)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Industrials :: 225

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$36.82		$29.82	$24.19	$41.84	$37.45	$33.54
Investment Activities:
Net investment income (loss)(a)	0.03		0.13	0.18	0.14	0.02	(0.05)
Net realized and unrealized gains (losses) on investments	2.72		6.94	5.64	(16.76)	4.37	3.96
Total income (loss) from investment activities	2.75		7.07	5.82	(16.62)	4.39	3.91
Distributions to Shareholders From:
Net investment income	(0.10)		(0.07)	(0.19)	(0.02)	—	—
Net realized gains on investments	—		—	—	(1.01)	—	—
Total distributions	(0.10)		(0.07)	(0.19)	(1.03)	—	—
Net Asset Value, End of Period	$39.47		$36.82	$29.82	$24.19	$41.84	$37.45
Total Return	7.47	%(b)	23.75%	24.10%	(40.49)%	11.72%	11.66%
Ratios to Average Net Assets:
Gross expenses(c)	1.84%		1.89%	2.11%	1.89%	1.84%	1.93%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.63%	1.77%
Net investment income (loss)(c)	0.16%		0.39%	0.69%	0.41%	0.04%	(0.14)%
Supplemental Data:
Net assets, end of period (000's)	$17,625		$17,340	$14,724	$8,756	$23,519	$9,581
Portfolio turnover rate(d)	118	%(b)	238%	434%	422%	532%	753%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

226 :: ProFund VP Industrials :: Financial Highlights

Investment Objective: The ProFund VP Internet seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet Composite Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Google, Inc.—Class A	9.4%
Amazon.com, Inc.	8.1%
eBay, Inc.	6.1%
Priceline.com, Inc.	5.0%
Salesforce.com, Inc.	4.4%

Dow Jones Internet Composite Index – Composition

The Dow Jones Internet Composite Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.1%)
	Shares	Value
Akamai Technologies, Inc.* (Internet)	6,545	$205,971
Allscripts Healthcare Solutions, Inc.* (Software)	8,305	161,283
Amazon.com, Inc.* (Internet)	2,915	596,088
Ariba, Inc.* (Internet)	4,785	164,939
Blue Nile, Inc.* (Internet)	1,650	72,567
Check Point Software Technologies, Ltd.* (Internet)	4,455	253,267
Concur Technologies, Inc.* (Software)	2,805	140,446
Constant Contact, Inc.* (Internet)	3,300	83,754
DealerTrack Holdings, Inc.* (Internet)	4,015	92,144
Digital River, Inc.* (Internet)	3,300	106,128
E*TRADE Financial Corp.* (Diversified Financial Services)	11,385	157,113
EarthLink, Inc. (Internet)	11,055	85,068
eBay, Inc.* (Internet)	13,860	447,262
Ebix, Inc.* (Software)	3,685	70,199
Expedia, Inc. (Internet)	7,150	207,279
Google, Inc.—Class A* (Internet)	1,375	696,273
IAC/InterActiveCorp* (Internet)	4,235	161,650
Internap Network Services Corp.* (Internet)	7,810	57,404
j2 Global Communications, Inc.* (Internet)	3,630	102,475
Juniper Networks, Inc.* (Telecommunications)	9,790	308,385
Monster Worldwide, Inc.* (Internet)	8,690	127,395
Netflix, Inc.* (Internet)	1,045	274,511
NETGEAR, Inc.* (Telecommunications)	2,695	117,825
NIC, Inc. (Internet)	6,710	90,317
Priceline.com, Inc.* (Internet)	715	366,030
Quest Software, Inc.* (Software)	4,895	111,263
RealNetworks, Inc.* (Internet)	15,730	53,482
Salesforce.com, Inc.* (Software)	2,200	327,756
Sapient Corp.* (Internet)	7,810	117,384
Sonus Networks, Inc.* (Telecommunications)	24,585	79,655
TD Ameritrade Holding Corp. (Diversified Financial Services)	9,350	182,419

Common Stocks, continued
	Shares	Value
Tibco Software, Inc.* (Internet)	6,765	$196,320
United Online, Inc. (Internet)	11,935	71,968
ValueClick, Inc.* (Internet)	6,380	105,908
VeriSign, Inc. (Internet)	5,830	195,072
VirnetX Holding Corp.* (Internet)	3,575	103,461
Vocus, Inc.* (Internet)	2,530	77,443
WebMD Health Corp.* (Internet)	3,025	137,880
Websense, Inc.* (Internet)	3,575	92,843
Yahoo!, Inc.* (Internet)	21,505	323,435
TOTAL COMMON STOCKS (Cost $2,826,933)		7,322,062
TOTAL INVESTMENT SECURITIES (Cost $2,826,933)—99.1%		7,322,062
Net other assets (liabilities)—0.9%		66,979
NET ASSETS—100.0%		$7,389,041

*  Non-income producing security

ProFund VP Internet invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Diversified Financial Services	$339,532	4.6%
Internet	5,665,718	76.7%
Software	810,947	11.0%
Telecommunications	505,865	6.8%
Other**	66,979	0.9%
Total	$7,389,041	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Internet :: 227

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$2,826,933
Securities, at value	7,322,062
Total Investment Securities, at value	7,322,062
Receivable for capital shares issued	9,434
Receivable for investments sold	133,110
Prepaid expenses	125
TOTAL ASSETS	7,464,731
LIABILITIES:
Cash overdraft	23,470
Payable for capital shares redeemed	35,198
Advisory fees payable	3,791
Management services fees payable	506
Administration fees payable	249
Administrative services fees payable	2,343
Distribution fees payable	1,699
Trustee fees payable	1
Transfer agency fees payable	879
Fund accounting fees payable	530
Compliance services fees payable	109
Other accrued expenses	6,915
TOTAL LIABILITIES	75,690
NET ASSETS	$7,389,041
NET ASSETS CONSIST OF:
Capital	$2,093,943
Accumulated net investment income (loss)	(63,976)
Accumulated net realized gains (losses) on investments	863,945
Net unrealized appreciation (depreciation) on investments	4,495,129
NET ASSETS	$7,389,041
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	119,172
Net Asset Value (offering and redemption price per share)	$62.00

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$33,959
Interest	9
TOTAL INVESTMENT INCOME	33,968
EXPENSES:
Advisory fees	43,725
Management services fees	5,830
Administration fees	2,333
Transfer agency fees	3,317
Administrative services fees	20,118
Distribution fees	14,575
Custody fees	2,380
Fund accounting fees	4,581
Trustee fees	91
Compliance services fees	59
Other fees	6,960
Total Gross Expenses before reductions	103,969
Less Expenses reduced by the Advisor	(6,025)
TOTAL NET EXPENSES	97,944
NET INVESTMENT INCOME (LOSS)	(63,976)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,730,547
Change in net unrealized appreciation/depreciation on investments	(1,073,366)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	657,181
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$593,205

See accompanying notes to the financial statements.

228 :: ProFund VP Internet :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(63,976)	$(92,165)
Net realized gains (losses) on investments	1,730,547	1,634,593
Change in net unrealized appreciation/depreciation on investments	(1,073,366)	770,771
Change in net assets resulting from operations	593,205	2,313,199
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(285,129)	(323,659)
Change in net assets resulting from distributions	(285,129)	(323,659)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,229,532	24,219,554
Dividends reinvested	285,129	323,659
Value of shares redeemed	(16,207,967)	(23,637,328)
Change in net assets resulting from capital transactions	(10,693,306)	905,885
Change in net assets	(10,385,230)	2,895,425
NET ASSETS:
Beginning of period	17,774,271	14,878,846
End of period	$7,389,041	$17,774,271
Accumulated net investment income (loss)	$(63,976)	$—
SHARE TRANSACTIONS:
Issued	82,790	468,641
Reinvested	4,640	6,856
Redeemed	(260,911)	(502,811)
Change in shares	(173,481)	(27,314)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Internet :: 229

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$60.73		$46.50	$26.23	$53.50	$48.95	$58.35
Investment Activities:
Net investment income (loss)(a)	(0.34)		(0.48)	(0.58)	(0.64)	(0.80)	0.33
Net realized and unrealized gains (losses) on investments	3.42		16.40	20.85	(21.72)	5.79	(0.11)
Total income (loss) from investment activities	3.08		15.92	20.27	(22.36)	4.99	0.22
Distributions to Shareholders From:
Net investment income	—		—	—	—	(0.44)	—
Net realized gains on investments	(1.81)		(1.69)	—	(4.91)	—	(9.62)
Total distributions	(1.81)		(1.69)	—	(4.91)	(0.44)	(9.62)
Net Asset Value, End of Period	$62.00		$60.73	$46.50	$26.23	$53.50	$48.95
Total Return	5.09	%(b)	35.27%	77.28%	(44.83)%	10.19%	1.36%
Ratios to Average Net Assets:
Gross expenses(c)	1.78%		1.81%	1.83%	1.79%	1.75%	1.81%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.63%	1.71%
Net investment income (loss)(c)	(1.10)%		(0.95)%	(1.53)%	(1.42)%	(1.49)%	0.60%
Supplemental Data:
Net assets, end of period (000's)	$7,389		$17,774	$14,879	$2,438	$13,487	$9,275
Portfolio turnover rate(d)	36	%(b)	233%	286%	270%	495%	343%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

230 :: ProFund VP Internet :: Financial Highlights

Investment Objective: The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	23.5%
Chevron Corp.	12.1%
Schlumberger, Ltd.	6.9%
ConocoPhillips	5.8%
Occidental Petroleum Corp.	4.9%

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	74%
Oil Equipment, Services and Distribution	25%
Alternative Energy	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.9%)
	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	28,341	$2,175,455
Apache Corp. (Oil & Gas)	21,573	2,661,892
Atlas Energy LP—Escrowed Security*(a) (Pipelines)	5,430	—
Atwood Oceanics, Inc.* (Oil & Gas)	2,961	130,669
Baker Hughes, Inc. (Oil & Gas Services)	24,534	1,780,187
Berry Petroleum Co.—Class A (Oil & Gas)	2,538	134,844
Bill Barrett Corp.* (Oil & Gas)	2,115	98,030
Brigham Exploration Co.* (Oil & Gas)	6,345	189,906
Bristow Group, Inc. (Transportation)	2,115	107,907
Cabot Oil & Gas Corp. (Oil & Gas)	5,922	392,688
Cameron International Corp.* (Oil & Gas Services)	13,536	680,725
CARBO Ceramics, Inc. (Oil & Gas Services)	1,269	206,784
Carrizo Oil & Gas, Inc.* (Oil & Gas)	2,115	88,301
Chart Industries, Inc.* (Machinery-Diversified)	1,692	91,334
Chesapeake Energy Corp. (Oil & Gas)	36,801	1,092,622
Chevron Corp. (Oil & Gas)	112,518	11,571,351
Cimarex Energy Co. (Oil & Gas)	4,653	418,398
Complete Production Services, Inc.* (Oil & Gas Services)	4,230	141,113
Comstock Resources, Inc.* (Oil & Gas)	2,538	73,069
Concho Resources, Inc.* (Oil & Gas)	5,922	543,936
ConocoPhillips (Oil & Gas)	73,602	5,534,134
Continental Resources, Inc.* (Oil & Gas)	3,384	219,655
Core Laboratories N.V. (Oil & Gas Services)	2,538	283,089
Denbury Resources, Inc.* (Oil & Gas)	22,419	448,380
Devon Energy Corp. (Oil & Gas)	22,419	1,766,841
Diamond Offshore Drilling, Inc. (Oil & Gas)	3,807	268,051
Dresser-Rand Group, Inc.* (Oil & Gas Services)	4,653	250,099
Dril-Quip, Inc.* (Oil & Gas Services)	1,692	114,768
El Paso Corp. (Pipelines)	43,146	871,549
Energen Corp. (Gas)	4,230	238,995
EOG Resources, Inc. (Oil & Gas)	15,228	1,592,087
EQT Corp. (Oil & Gas)	8,460	444,319
EXCO Resources, Inc. (Oil & Gas)	9,729	171,717
Exterran Holdings, Inc.* (Oil & Gas Services)	3,384	67,105
Exxon Mobil Corp. (Oil & Gas)	276,219	22,478,702
First Solar, Inc.* (Energy-Alternate Sources)	2,961	391,651

Common Stocks, continued
	Shares	Value
FMC Technologies, Inc.* (Oil & Gas Services)	13,536	$606,277
Forest Oil Corp.* (Oil & Gas)	6,345	169,475
Global Industries, Ltd.* (Oil & Gas Services)	5,922	32,453
Halliburton Co. (Oil & Gas Services)	50,760	2,588,760
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	5,922	98,068
Helmerich & Payne, Inc. (Oil & Gas)	5,499	363,594
Hess Corp. (Oil & Gas)	17,343	1,296,563
Holly Corp. (Oil & Gas)	5,922	410,987
Key Energy Services, Inc.* (Oil & Gas Services)	8,037	144,666
Kinder Morgan, Inc. (Pipelines)	5,499	157,986
Lufkin Industries, Inc. (Oil & Gas Services)	1,692	145,597
Marathon Oil Corp.* (Oil & Gas)	39,762	1,288,289
Marathon Petroleum Corp.* (Oil & Gas)	19,881	823,073
McDermott International, Inc.* (Engineering & Construction)	13,113	259,769
McMoRan Exploration Co.* (Oil & Gas)	5,922	109,439
Murphy Oil Corp. (Oil & Gas)	10,998	722,129
Nabors Industries, Ltd.* (Oil & Gas)	16,074	396,063
National Oilwell Varco, Inc. (Oil & Gas Services)	23,688	1,852,639
Newfield Exploration Co.* (Oil & Gas)	7,614	517,904
Noble Corp. (Oil & Gas)	13,959	550,124
Noble Energy, Inc. (Oil & Gas)	9,729	872,010
Occidental Petroleum Corp. (Oil & Gas)	45,261	4,708,954
Oceaneering International, Inc. (Oil & Gas Services)	5,922	239,841
OGE Energy Corp. (Electric)	5,499	276,710
Oil States International, Inc.* (Oil & Gas Services)	2,961	236,614
Parker Drilling Co.* (Oil & Gas)	6,345	37,118
Patterson-UTI Energy, Inc. (Oil & Gas)	8,883	280,792
Penn Virginia Corp. (Oil & Gas)	2,538	33,527
Petrohawk Energy Corp.* (Oil & Gas)	16,920	417,416
Pioneer Natural Resources Co. (Oil & Gas)	6,345	568,322
Plains Exploration & Production Co.* (Oil & Gas)	7,614	290,246

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 231

Common Stocks, continued
	Shares	Value
QEP Resources, Inc. (Oil & Gas)	9,729	$406,964
Quicksilver Resources, Inc.* (Oil & Gas)	6,768	99,896
Range Resources Corp. (Oil & Gas)	8,883	493,007
Rosetta Resources, Inc.* (Oil & Gas)	2,961	152,610
Rowan Cos., Inc.* (Oil & Gas)	7,191	279,083
SandRidge Energy, Inc.* (Oil & Gas)	21,573	229,968
Schlumberger, Ltd. (Oil & Gas Services)	76,563	6,615,043
SEACOR SMIT, Inc. (Oil & Gas Services)	1,269	126,849
SM Energy Co. (Oil & Gas)	3,384	248,656
Southern Union Co. (Gas)	6,345	254,752
Southwestern Energy Co.* (Oil & Gas)	19,458	834,359
Sunoco, Inc. (Oil & Gas)	6,768	282,293
SunPower Corp.—Class A* (Energy-Alternate Sources)	1,269	24,530
SunPower Corp.—Class B* (Electrical Components & Equipment)	846	14,069
Superior Energy Services, Inc.* (Oil & Gas Services)	4,230	157,102
Swift Energy Co.* (Oil & Gas)	2,538	94,591
Tesoro Petroleum Corp.* (Oil & Gas)	8,037	184,128
TETRA Technologies, Inc.* (Oil & Gas Services)	4,230	53,848
The Williams Cos., Inc. (Pipelines)	32,994	998,069
Tidewater, Inc. (Oil & Gas Services)	2,961	159,331
Transocean, Ltd. (Oil & Gas)	17,766	1,146,973
Ultra Petroleum Corp.* (Oil & Gas)	8,460	387,468
Unit Corp.* (Oil & Gas)	2,538	154,640
Valero Energy Corp. (Oil & Gas)	32,148	822,024
Weatherford International, Ltd.* (Oil & Gas Services)	41,454	777,263
Whiting Petroleum Corp.* (Oil & Gas)	6,768	385,167
TOTAL COMMON STOCKS (Cost $41,297,505)		93,598,441
TOTAL INVESTMENT SECURITIES (Cost $41,297,505)—97.9%		93,598,441
Net other assets (liabilities)—2.1%		1,980,520
NET ASSETS—100.0%		$95,578,961

*  Non-income producing security

(a)  Security issued in connection with a pending litigation settlement and was fair valued at $0 on June 30, 2011.

Swap Agreements (2.1%)
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$2,019,758	$(242)

ProFund VP Oil & Gas invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Electric	$276,710	0.3%
Electrical Components & Equipment	14,069	NM
Energy-Alternate Sources	416,181	0.4%
Engineering & Construction	259,769	0.3%
Gas	493,747	0.5%
Machinery-Diversified	91,334	0.1%
Oil & Gas	72,552,899	75.9%
Oil & Gas Services	17,358,221	18.2%
Pipelines	2,027,604	2.1%
Transportation	107,907	0.1%
Other**	1,980,520	2.1%
Total	$95,578,961	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

232 :: ProFund VP Oil & Gas :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$41,297,505
Securities, at value	93,598,441
Total Investment Securities, at value	93,598,441
Dividends receivable	49,354
Receivable for capital shares issued	122,249
Receivable for investments sold	4,551,952
Prepaid expenses	1,305
TOTAL ASSETS	98,323,301
LIABILITIES:
Cash overdraft	117,438
Payable for investments purchased	2,372,102
Payable for capital shares redeemed	45,573
Unrealized loss on swap agreements	242
Advisory fees payable	53,499
Management services fees payable	7,133
Administration fees payable	3,180
Administrative services fees payable	41,460
Distribution fees payable	36,097
Trustee fees payable	10
Transfer agency fees payable	10,381
Fund accounting fees payable	6,781
Compliance services fees payable	1,028
Other accrued expenses	49,416
TOTAL LIABILITIES	2,744,340
NET ASSETS	$95,578,961
NET ASSETS CONSIST OF:
Capital	$52,917,567
Accumulated net investment income (loss)	7,256
Accumulated net realized gains (losses) on investments	(9,646,557)
Net unrealized appreciation (depreciation) on investments	52,300,695
NET ASSETS	$95,578,961
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,860,515
Net Asset Value (offering and redemption price per share)	$51.37

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$960,878
Interest	89
TOTAL INVESTMENT INCOME	960,967
EXPENSES:
Advisory fees	425,763
Management services fees	56,768
Administration fees	20,968
Transfer agency fees	29,967
Administrative services fees	176,886
Distribution fees	141,921
Custody fees	6,765
Fund accounting fees	40,510
Trustee fees	784
Compliance services fees	603
Other fees	80,218
Total Gross Expenses before reductions	981,153
Less Expenses reduced by the Advisor	(27,442)
TOTAL NET EXPENSES	953,711
NET INVESTMENT INCOME (LOSS)	7,256
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,638,966
Change in net unrealized appreciation/depreciation on investments	6,752,694
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	9,391,660
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,398,916

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 233

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$7,256	$152,698
Net realized gains (losses) on investments	2,638,966	3,774,301
Change in net unrealized appreciation/depreciation on investments	6,752,694	7,507,781
Change in net assets resulting from operations	9,398,916	11,434,780
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(152,698)	(304,297)
Change in net assets resulting from distributions	(152,698)	(304,297)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	66,872,405	94,253,258
Dividends reinvested	152,698	304,297
Value of shares redeemed	(78,447,400)	(90,539,744)
Change in net assets resulting from capital transactions	(11,422,297)	4,017,811
Change in net assets	(2,176,079)	15,148,294
NET ASSETS:
Beginning of period	97,755,040	82,606,746
End of period	$95,578,961	$97,755,040
Accumulated net investment income (loss)	$7,256	$152,698
SHARE TRANSACTIONS:
Issued	1,294,322	2,295,149
Reinvested	2,836	7,682
Redeemed	(1,539,186)	(2,284,080)
Change in shares	(242,028)	18,751

See accompanying notes to the financial statements.

234 :: ProFund VP Oil & Gas :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$46.49		$39.64	$38.84	$66.69	$51.51	$47.02
Investment Activities:
Net investment income (loss)(a)	—	(b)	0.08	0.15	(0.15)	(0.17)	(0.08)
Net realized and unrealized gains (losses) on investments	4.94		6.93	5.73	(23.29)	16.79	9.13
Total income (loss) from investment activities	4.94		7.01	5.88	(23.44)	16.62	9.05
Distributions to Shareholders From:
Net investment income	(0.06)		(0.16)	—	—	—	—
Net realized gains on investments	—		—	(5.08)	(4.41)	(1.44)	(4.56)
Total distributions	(0.06)		(0.16)	(5.08)	(4.41)	(1.44)	(4.56)
Net Asset Value, End of Period	$51.37		$46.49	$39.64	$38.84	$66.69	$51.51
Total Return	10.62	%(c)	17.76%	15.50%	(36.95)%	32.48%	20.63%
Ratios to Average Net Assets:
Gross expenses(d)	1.73%		1.77%	1.81%	1.73%	1.71%	1.76%
Net expenses(d)	1.68%		1.68%	1.67%	1.63%	1.63%	1.68%
Net investment income (loss)(d)	0.01%		0.21%	0.39%	(0.25)%	(0.30)%	(0.15)%
Supplemental Data:
Net assets, end of period (000's)	$95,579		$97,755	$82,607	$66,675	$194,871	$144,216
Portfolio turnover rate(e)	42	%(c)	89%	109%	147%	180%	166%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Oil & Gas :: 235

Investment Objective: The ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	35%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	16.3%
Pfizer, Inc.	14.8%
Merck & Co., Inc.	9.7%
Abbott Laboratories	7.3%
Bristol-Myers Squibb Co.	4.4%

Dow Jones U.S. Pharmaceuticals Index – Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (64.9%)
	Shares	Value
Abbott Laboratories (Pharmaceuticals)	31,020	$1,632,272
Alkermes, Inc.* (Pharmaceuticals)	1,980	36,828
Allergan, Inc. (Pharmaceuticals)	6,160	512,820
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	880	17,248
Bristol-Myers Squibb Co. (Pharmaceuticals)	34,540	1,000,278
Cephalon, Inc.* (Pharmaceuticals)	1,540	123,046
Eli Lilly & Co. (Pharmaceuticals)	19,800	743,094
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,980	79,537
Forest Laboratories, Inc.* (Pharmaceuticals)	5,720	225,025
Hospira, Inc.* (Pharmaceuticals)	3,300	186,978
Impax Laboratories, Inc.* (Pharmaceuticals)	1,320	28,763
Johnson & Johnson (Healthcare-Products)	55,000	3,658,600
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,320	50,384
Merck & Co., Inc. (Pharmaceuticals)	61,820	2,181,628
Mylan Laboratories, Inc.* (Pharmaceuticals)	8,800	217,096
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	660	21,767
Perrigo Co. (Pharmaceuticals)	1,760	154,651
Pfizer, Inc. (Pharmaceuticals)	161,920	3,335,552
Pharmasset, Inc.* (Pharmaceuticals)	660	74,052
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,100	43,813
Theravance, Inc.* (Pharmaceuticals)	1,320	29,317
Warner Chilcott PLC—Class A (Pharmaceuticals)	2,860	69,012
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,640	181,447
TOTAL COMMON STOCKS (Cost $12,528,906)		14,603,208

Repurchase Agreements(a) (1.0%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $220,000	$220,000	$220,000
TOTAL REPURCHASE AGREEMENTS (Cost $220,000)		220,000
TOTAL INVESTMENT SECURITIES (Cost $12,748,906)—65.9%		14,823,208
Net other assets (liabilities)—34.1%		7,666,733
NET ASSETS—100.0%		$22,489,941

*  Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$7,879,055	$(945)

See accompanying notes to the financial statements.

236 :: ProFund VP Pharmaceuticals :: Financial Statements

ProFund VP Pharmaceuticals invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Healthcare-Products	$3,675,848	16.3%
Pharmaceuticals	10,927,360	48.6%
Other**	7,886,733	35.1%
Total	$22,489,941	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 237

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$12,748,906
Securities, at value	14,603,208
Repurchase agreements, at value	220,000
Total Investment Securities, at value	14,823,208
Cash	348
Dividends receivable	53,113
Receivable for capital shares issued	32,086
Receivable for investments sold	7,632,433
Prepaid expenses	81
TOTAL ASSETS	22,541,269
LIABILITIES:
Payable for capital shares redeemed	10,432
Unrealized loss on swap agreements	945
Advisory fees payable	12,691
Management services fees payable	1,692
Administration fees payable	726
Administrative services fees payable	7,638
Distribution fees payable	6,381
Trustee fees payable	1
Transfer agency fees payable	2,048
Fund accounting fees payable	1,548
Compliance services fees payable	104
Other accrued expenses	7,122
TOTAL LIABILITIES	51,328
NET ASSETS	$22,489,941
NET ASSETS CONSIST OF:
Capital	$31,141,491
Accumulated net investment income (loss)	130,663
Accumulated net realized gains (losses) on investments	(10,855,570)
Net unrealized appreciation (depreciation) on investments	2,073,357
NET ASSETS	$22,489,941
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	938,943
Net Asset Value (offering and redemption price per share)	$23.95

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$225,824
Interest	15
TOTAL INVESTMENT INCOME	225,839
EXPENSES:
Advisory fees	42,489
Management services fees	5,665
Administration fees	2,164
Transfer agency fees	3,124
Administrative services fees	18,091
Distribution fees	14,163
Custody fees	1,208
Fund accounting fees	4,273
Trustee fees	82
Compliance services fees	61
Other fees	7,193
Total Gross Expenses before reductions	98,513
Less Expenses reduced by the Advisor	(3,337)
TOTAL NET EXPENSES	95,176
NET INVESTMENT INCOME (LOSS)	130,663
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(101,777)
Net realized gains (losses) on swap agreements	17,367
Change in net unrealized appreciation/depreciation on investments	768,040
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	683,630
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$814,293
See accompanying notes to the financial statements.

238 :: ProFund VP Pharmaceuticals :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$130,663	$152,879
Net realized gains (losses) on investments	(84,410)	213,507
Change in net unrealized appreciation/depreciation on investments	768,040	(474,719)
Change in net assets resulting from operations	814,293	(108,333)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(152,879)	(399,470)
Change in net assets resulting from distributions	(152,879)	(399,470)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	22,614,450	22,544,508
Dividends reinvested	152,879	399,470
Value of shares redeemed	(7,823,485)	(28,673,555)
Change in net assets resulting from capital transactions	14,943,844	(5,729,577)
Change in net assets	15,605,258	(6,237,380)
NET ASSETS:
Beginning of period	6,884,683	13,122,063
End of period	$22,489,941	$6,884,683
Accumulated net investment income (loss)	$130,663	$152,879
SHARE TRANSACTIONS:
Issued	956,094	1,017,568
Reinvested	6,959	17,970
Redeemed	(335,734)	(1,295,709)
Change in shares	627,319	(260,171)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 239

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$22.09		$22.95	$20.17	$25.47	$25.27	$22.56
Investment Activities:
Net investment income (loss)(a)	0.27		0.39	0.52	0.44	0.32	0.25
Net realized and unrealized gains (losses) on investments	2.12		(0.27)	2.83	(5.37)	0.26	2.51
Total income (loss) from investment activities	2.39		0.12	3.35	(4.93)	0.58	2.76
Distributions to Shareholders From:
Net investment income	(0.53)		(0.98)	(0.57)	(0.37)	(0.38)	(0.05)
Net Asset Value, End of Period	$23.95		$22.09	$22.95	$20.17	$25.47	$25.27
Total Return	11.03	%(b)	0.48%	16.90%	(19.51)%	2.32%	12.18%
Ratios to Average Net Assets:
Gross expenses(c)	1.74%		1.78%	1.80%	1.77%	1.73%	1.75%
Net expenses(c)	1.68%		1.68%	1.65%	1.63%	1.63%	1.70%
Net investment income (loss)(c)	2.31%		1.78%	2.66%	1.99%	1.22%	1.02%
Supplemental Data:
Net assets, end of period (000's)	$22,490		$6,885	$13,122	$12,124	$12,511	$21,079
Portfolio turnover rate(d)	140	%(b)	360%	508%	579%	443%	454%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

240 :: ProFund VP Pharmaceuticals :: Financial Highlights

Investment Objective: The ProFund VP Precious Metals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index – Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (98.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $128,075,000	$128,075,000	$128,075,000
TOTAL REPURCHASE AGREEMENTS (Cost $128,075,000)		128,075,000
TOTAL INVESTMENT SECURITIES (Cost $128,075,000)—98.3%		128,075,000
Net other assets (liabilities)—1.7%		2,220,357
NET ASSETS—100.0%		$130,295,357

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $29,646,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$101,167,670	$2,715,662
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	28,567,013	755,921
		$3,471,583

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Precious Metals :: 241

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$128,075,000
Repurchase agreements, at value	128,075,000
Total Investment Securities, at value	128,075,000
Cash	921
Unrealized gain on swap agreements	3,471,583
Receivable for capital shares issued	61,986
Prepaid expenses	1,635
TOTAL ASSETS	131,611,125
LIABILITIES:
Payable for capital shares redeemed	1,027,175
Advisory fees payable	73,376
Management services fees payable	9,783
Administration fees payable	4,332
Administrative services fees payable	49,047
Distribution fees payable	40,386
Trustee fees payable	13
Transfer agency fees payable	13,725
Fund accounting fees payable	9,237
Compliance services fees payable	1,396
Other accrued expenses	87,298
TOTAL LIABILITIES	1,315,768
NET ASSETS	$130,295,357
NET ASSETS CONSIST OF:
Capital	$147,155,098
Accumulated net investment income (loss)	(1,213,829)
Accumulated net realized gains (losses) on investments	(19,117,495)
Net unrealized appreciation (depreciation) on investments	3,471,583
NET ASSETS	$130,295,357
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,653,714
Net Asset Value (offering and redemption price per share)	$49.10

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$42,073
EXPENSES:
Advisory fees	560,671
Management services fees	74,756
Administration fees	29,042
Transfer agency fees	41,475
Administrative services fees	244,355
Distribution fees	186,890
Custody fees	5,311
Fund accounting fees	55,696
Trustee fees	1,068
Compliance services fees	776
Other fees	100,356
Total Gross Expenses before reductions	1,300,396
Less Expenses reduced by the Advisor	(44,494)
TOTAL NET EXPENSES	1,255,902
NET INVESTMENT INCOME (LOSS)	(1,213,829)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(113,278)
Net realized gains (losses) on swap agreements	(18,239,738)
Change in net unrealized appreciation/depreciation on investments	(228,424)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(18,581,440)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,795,269)

See accompanying notes to the financial statements.

242 :: ProFund VP Precious Metals :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,213,829)	$(2,125,942)
Net realized gains (losses) on investments	(18,353,016)	33,841,057
Change in net unrealized appreciation/depreciation on investments	(228,424)	6,365,638
Change in net assets resulting from operations	(19,795,269)	38,080,753
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2,375,651)	—
Change in net assets resulting from distributions	(2,375,651)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	84,063,259	145,664,181
Dividends reinvested	2,375,651	—
Value of shares redeemed	(108,708,032)	(140,116,859)
Change in net assets resulting from capital transactions	(22,269,122)	5,547,322
Change in net assets	(44,440,042)	43,628,075
NET ASSETS:
Beginning of period	174,735,399	131,107,324
End of period	$130,295,357	$174,735,399
Accumulated net investment income (loss)	$(1,213,829)	$—
SHARE TRANSACTIONS:
Issued	1,638,061	3,163,121
Reinvested	46,183	—
Redeemed	(2,160,106)	(3,154,783)
Change in shares	(475,862)	8,338

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Precious Metals :: 243

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$55.83		$42.00		$31.27	$51.82	$43.80	$41.15
Investment Activities:
Net investment income (loss)(a)	(0.41)		(0.71)		(0.58)	0.31	1.57	1.46
Net realized and unrealized gains (losses) on investments	(5.52)		14.54		11.62	(15.95)	8.11	1.55
Total income (loss) from investment activities	(5.93)		13.83		11.04	(15.64)	9.68	3.01
Distributions to Shareholders From:
Net investment income	—		—		(0.31)	(1.53)	(1.66)	(0.36)
Net realized gains on investments	(0.80)		—		—	(3.38)	—	—
Total distributions	(0.80)		—		(0.31)	(4.91)	(1.66)	(0.36)
Net Asset Value, End of Period	$49.10		$55.83		$42.00	$31.27	$51.82	$43.80
Total Return	(10.68	)%(b)	32.93%		35.33%	(30.76)%	22.46%	7.36%
Ratios to Average Net Assets:
Gross expenses(c)	1.74%		1.76%		1.80%	1.71%	1.70%	1.74%
Net expenses(c)	1.68%		1.68%		1.67%	1.63%	1.63%	1.70%
Net investment income (loss)(c)	(1.63)%		(1.56)%		(1.57)%	0.68%	3.41%	3.30%
Supplemental Data:
Net assets, end of period (000's)	$130,295		$174,735		$131,107	$91,604	$162,242	$125,274
Portfolio turnover rate(d)	—		694	%(e)	—	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(e)  Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

244 :: ProFund VP Precious Metals :: Financial Highlights

Investment Objective: The ProFund VP Real Estate seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	8.3%
Equity Residential	4.3%
Vornado Realty Trust	4.2%
Public Storage, Inc.	3.9%
Boston Properties, Inc.	3.7%

Dow Jones U.S. Real Estate Index – Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
Alexandria Real Estate Equities, Inc. (REIT)	3,600	$278,712
American Campus Communities, Inc. (REIT)	3,900	138,528
American Capital Agency Corp. (REIT)	7,650	222,691
Annaly Mortgage Management, Inc. (REIT)	46,800	844,272
Apartment Investment and Management Co.—Class A (REIT)	7,050	179,986
Avalonbay Communities, Inc. (REIT)	5,100	654,840
BioMed Realty Trust, Inc. (REIT)	7,800	150,072
Boston Properties, Inc. (REIT)	8,550	907,668
Brandywine Realty Trust (REIT)	7,950	92,141
BRE Properties, Inc.—Class A (REIT)	4,350	216,978
Brookfield Properties Corp. (Real Estate)	15,300	294,984
Camden Property Trust (REIT)	4,200	267,204
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	17,400	436,914
CBL & Associates Properties, Inc. (REIT)	8,250	149,572
Chimera Investment Corp. (REIT)	60,600	209,676
Colonial Properties Trust (REIT)	4,950	100,980
CommonWealth REIT (REIT)	4,201	108,547
Corporate Office Properties Trust (REIT)	3,900	121,329
DCT Industrial Trust, Inc. (REIT)	14,550	76,097
Developers Diversified Realty Corp. (REIT)	13,350	188,235
DiamondRock Hospitality Co. (REIT)	9,900	106,227
Digital Realty Trust, Inc. (REIT)	5,550	342,879
Douglas Emmett, Inc. (REIT)	7,350	146,192
Duke Realty Corp. (REIT)	14,850	208,048
DuPont Fabros Technology, Inc. (REIT)	3,600	90,720
EastGroup Properties, Inc. (REIT)	1,650	70,142
Entertainment Properties Trust (REIT)	2,700	126,090
Equity Lifestyle Properties, Inc. (REIT)	2,250	140,490
Equity Residential (REIT)	17,400	1,044,000
Essex Property Trust, Inc. (REIT)	1,950	263,815
Extra Space Storage, Inc. (REIT)	5,250	111,983
Federal Realty Investment Trust (REIT)	3,600	306,648
Forest City Enterprises, Inc.—Class A* (Real Estate)	7,650	142,826
Forestar Group, Inc.* (Real Estate)	2,100	34,503
Franklin Street Properties Corp. (REIT)	4,350	56,159
General Growth Properties, Inc. (REIT)	23,250	388,042
Hatteras Financial Corp. (REIT)	4,200	118,566
HCP, Inc. (REIT)	24,000	880,560
Health Care REIT, Inc. (REIT)	10,500	550,515
Healthcare Realty Trust, Inc. (REIT)	4,350	89,741

Common Stocks, continued

	Shares	Value
Highwoods Properties, Inc. (REIT)	4,200	$139,146
Home Properties, Inc. (REIT)	2,250	136,980
Hospitality Properties Trust (REIT)	7,350	178,237
Host Hotels & Resorts, Inc. (REIT)	40,350	683,932
Jones Lang LaSalle, Inc. (Real Estate)	2,550	240,465
Kilroy Realty Corp. (REIT)	3,450	136,241
Kimco Realty Corp. (REIT)	24,000	447,360
LaSalle Hotel Properties (REIT)	4,500	118,530
Lexington Realty Trust (REIT)	8,100	73,953
Liberty Property Trust (REIT)	6,750	219,915
Mack-Cali Realty Corp. (REIT)	5,100	167,994
MFA Financial, Inc. (REIT)	20,400	164,016
Mid-America Apartment Communities, Inc. (REIT)	2,100	141,687
National Retail Properties, Inc. (REIT)	4,950	121,325
Nationwide Health Properties, Inc. (REIT)	7,500	310,575
OMEGA Healthcare Investors, Inc. (REIT)	6,000	126,060
Piedmont Office Realty Trust, Inc.—Class A (REIT)	10,200	207,978
Plum Creek Timber Co., Inc. (Forest Products & Paper)	9,600	389,184
Post Properties, Inc. (REIT)	2,850	116,166
Potlatch Corp. (Forest Products & Paper)	2,400	84,648
Prologis, Inc. (REIT)	25,050	897,792
Public Storage, Inc. (REIT)	8,400	957,684
Rayonier, Inc. (Forest Products & Paper)	4,800	313,680
Realty Income Corp. (REIT)	7,350	246,151
Redwood Trust, Inc. (REIT)	4,050	61,236
Regency Centers Corp. (REIT)	4,800	211,056
Senior Housing Properties Trust (REIT)	8,400	196,644
Simon Property Group, Inc. (REIT)	17,250	2,004,967
SL Green Realty Corp. (REIT)	4,800	397,776
St. Joe Co.* (Real Estate)	5,400	112,536
Starwood Property Trust, Inc. (REIT)	5,550	113,831
Sunstone Hotel Investors, Inc.* (REIT)	6,900	63,963
Tanger Factory Outlet Centers, Inc. (REIT)	4,800	128,496
Taubman Centers, Inc. (REIT)	3,300	195,360
The Howard Hughes Corp.* (Real Estate)	2,250	146,340
The Macerich Co. (REIT)	7,650	409,275
UDR, Inc. (REIT)	11,250	276,187
Ventas, Inc. (REIT)	9,600	506,016
Vornado Realty Trust (REIT)	10,950	1,020,321
Washington REIT (REIT)	3,900	126,828

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Real Estate :: 245

Common Stocks, continued

	Shares	Value
Weingarten Realty Investors (REIT)	7,050	$177,378
Weyerhaeuser Co. (Forest Products & Paper)	31,500	688,590
TOTAL COMMON STOCKS (Cost $13,567,509)		24,314,071
Repurchase Agreements(a) (0.8%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $183,000	$183,000	$183,000
TOTAL REPURCHASE AGREEMENTS (Cost $183,000)		183,000
TOTAL INVESTMENT SECURITIES (Cost $13,750,509)—100.8%		24,497,071
Net other assets (liabilities)—(0.8)%		(200,816)
NET ASSETS—100.0%		$24,296,255

*  Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Real Estate invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Forest Products & Paper	$1,476,102	6.1%
REIT	21,429,401	88.1%
Real Estate	1,408,568	5.8%
Other**	(17,816)	NM
Total	$24,296,255	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

246 :: ProFund VP Real Estate :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$13,750,509
Securities, at value	24,314,071
Repurchase agreements, at value	183,000
Total Investment Securities, at value	24,497,071
Cash	2,997
Dividends receivable	99,416
Receivable for capital shares issued	41,494
Receivable for investments sold	486,213
Prepaid expenses	229
TOTAL ASSETS	25,127,420
LIABILITIES:
Payable for capital shares redeemed	775,015
Advisory fees payable	13,335
Management services fees payable	1,778
Administration fees payable	806
Administrative services fees payable	7,812
Distribution fees payable	5,839
Trustee fees payable	2
Transfer agency fees payable	2,513
Fund accounting fees payable	1,719
Compliance services fees payable	194
Other accrued expenses	22,152
TOTAL LIABILITIES	831,165
NET ASSETS	$24,296,255
NET ASSETS CONSIST OF:
Capital	$22,871,688
Accumulated net investment income (loss)	268,649
Accumulated net realized gains (losses) on investments	(9,590,644)
Net unrealized appreciation (depreciation) on investments	10,746,562
NET ASSETS	$24,296,255
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	514,501
Net Asset Value (offering and redemption price per share)	$47.22

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$451,361
Interest	8
TOTAL INVESTMENT INCOME	451,369
EXPENSES:
Advisory fees	81,571
Management services fees	10,876
Administration fees	4,343
Transfer agency fees	6,230
Administrative services fees	37,324
Distribution fees	27,190
Custody fees	3,767
Fund accounting fees	8,618
Trustee fees	165
Compliance services fees	118
Other fees	13,289
Total Gross Expenses before reductions	193,491
Less Expenses reduced by the Advisor	(10,771)
TOTAL NET EXPENSES	182,720
NET INVESTMENT INCOME (LOSS)	268,649
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	396,880
Change in net unrealized appreciation/depreciation on investments	1,067,608
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,464,488
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,733,137

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Real Estate :: 247

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$268,649	$323,453
Net realized gains (losses) on investments	396,880	(140,612)
Change in net unrealized appreciation/depreciation on investments	1,067,608	3,001,942
Change in net assets resulting from operations	1,733,137	3,184,783
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(661,759)
Return of capital	—	(143,178)
Change in net assets resulting from distributions	—	(804,937)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	23,873,155	72,651,765
Dividends reinvested	—	804,937
Value of shares redeemed	(19,844,010)	(75,887,423)
Change in net assets resulting from capital transactions	4,029,145	(2,430,721)
Change in net assets	5,762,282	(50,875)
NET ASSETS:
Beginning of period	18,533,973	18,584,848
End of period	$24,296,255	$18,533,973
Accumulated net investment income (loss)	$268,649	$—
SHARE TRANSACTIONS:
Issued	516,761	1,833,045
Reinvested	—	20,307
Redeemed	(431,628)	(1,940,605)
Change in shares	85,133	(87,253)

See accompanying notes to the financial statements.

248 :: ProFund VP Real Estate :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$43.17		$35.97	$28.71	$49.44	$65.64	$52.36
Investment Activities:
Net investment income (loss)(a)	0.56		0.56	0.89	0.86	0.07	0.68
Net realized and unrealized gains (losses) on investments	3.49		8.17	7.08	(21.04)	(12.64)	16.04
Total income (loss) from investment activities	4.05		8.73	7.97	(20.18)	(12.57)	16.72
Distributions to Shareholders From:
Net investment income	—		(1.26)	(0.71)	—	(0.89)	(0.34)
Return of capital	—		(0.27)	—	—	—	—
Net realized gains on investments	—		—	—	(0.55)	(2.74)	(3.10)
Total distributions	—		(1.53)	(0.71)	(0.55)	(3.63)	(3.44)
Net Asset Value, End of Period	$47.22		$43.17	$35.97	$28.71	$49.44	$65.64
Total Return	9.38	%(b)	24.69%	27.90%	(41.25)%	(19.61)%	32.49%
Ratios to Average Net Assets:
Gross expenses(c)	1.78%		1.83%	1.88%	1.79%	1.73%	1.76%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.63%	1.70%
Net investment income (loss)(c)	2.47%		1.41%	3.10%	1.90%	0.11%	1.13%
Supplemental Data:
Net assets, end of period (000's)	$24,296		$18,534	$18,585	$12,752	$28,804	$70,460
Portfolio turnover rate(d)	83	%(b)	289%	432%	418%	603%	719%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Real Estate :: 249

Investment Objective: The ProFund VP Semiconductor seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductors Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Swap Agreements	37%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	20.2%
Texas Instruments, Inc.	6.4%
Applied Materials, Inc.	2.9%
Broadcom Corp.—Class A	2.7%
Altera Corp.	2.5%

Dow Jones U.S. Semiconductors Index – Composition

The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (63.3%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors)	2,156	$15,070
Altera Corp. (Semiconductors)	1,188	55,064
Amkor Technology, Inc.* (Semiconductors)	396	2,443
Analog Devices, Inc. (Semiconductors)	1,100	43,054
Applied Materials, Inc. (Semiconductors)	4,928	64,113
Applied Micro Circuits Corp.* (Semiconductors)	264	2,339
Atmel Corp.* (Semiconductors)	1,584	22,287
ATMI, Inc.* (Semiconductors)	132	2,697
Broadcom Corp.—Class A (Semiconductors)	1,804	60,686
Cabot Microelectronics Corp.* (Chemicals)	88	4,089
Cavium, Inc.* (Semiconductors)	176	7,672
Cree Research, Inc.* (Semiconductors)	396	13,302
Cymer, Inc.* (Electronics)	88	4,357
Cypress Semiconductor Corp. (Semiconductors)	616	13,022
Fairchild Semiconductor International, Inc.* (Semiconductors)	484	8,088
Hittite Microwave Corp.* (Semiconductors)	88	5,448
Integrated Device Technology, Inc.* (Semiconductors)	572	4,496
Intel Corp. (Semiconductors)	20,504	454,369
InterDigital, Inc. (Telecommunications)	176	7,190
International Rectifier Corp.* (Semiconductors)	264	7,384
Intersil Corp.—Class A (Semiconductors)	484	6,219
KLA-Tencor Corp. (Semiconductors)	616	24,936
Lam Research Corp.* (Semiconductors)	484	21,431
Linear Technology Corp. (Semiconductors)	792	26,152
LSI Logic Corp.* (Semiconductors)	2,288	16,290
Marvell Technology Group, Ltd.* (Semiconductors)	1,980	29,235

Common Stocks, continued

	Shares	Value
Maxim Integrated Products, Inc. (Semiconductors)	1,100	$28,116
MEMC Electronic Materials, Inc.* (Semiconductors)	880	7,506
Microchip Technology, Inc. (Semiconductors)	704	26,689
Micron Technology, Inc.* (Semiconductors)	3,256	24,355
Microsemi Corp.* (Semiconductors)	308	6,314
National Semiconductor Corp. (Semiconductors)	880	21,657
Netlogic Microsystems, Inc.* (Semiconductors)	264	10,671
Novellus Systems, Inc.* (Semiconductors)	352	12,721
NVIDIA Corp.* (Semiconductors)	2,244	35,758
OmniVision Technologies, Inc.* (Semiconductors)	220	7,658
ON Semiconductor Corp.* (Semiconductors)	1,672	17,506
PMC-Sierra, Inc.* (Semiconductors)	880	6,662
Rambus, Inc.* (Semiconductors)	352	5,167
RF Micro Devices, Inc.* (Telecommunications)	1,012	6,193
SanDisk Corp.* (Computers)	880	36,520
Semtech Corp.* (Semiconductors)	220	6,015
Silicon Laboratories, Inc.* (Semiconductors)	176	7,262
Skyworks Solutions, Inc.* (Semiconductors)	704	16,178
Teradyne, Inc.* (Semiconductors)	660	9,768
Tessera Technologies, Inc.* (Semiconductors)	176	3,017
Texas Instruments, Inc. (Semiconductors)	4,400	144,452
TriQuint Semiconductor, Inc.* (Semiconductors)	616	6,277
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	264	16,220
Xilinx, Inc. (Semiconductors)	968	35,303
TOTAL COMMON STOCKS (Cost $600,857)		1,419,418

See accompanying notes to the financial statements.

250 :: ProFund VP Semiconductor :: Financial Statements

Repurchase Agreements(a) (0.4%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $10,000	$10,000	$10,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,000)		10,000
TOTAL INVESTMENT SECURITIES (Cost $610,857)—63.7%		1,429,418
Net other assets (liabilities)—36.3%		815,564
NET ASSETS—100.0%		$2,244,982

*  Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$829,900	$(100)

ProFund VP Semiconductor invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Chemicals	$4,089	0.2%
Computers	36,520	1.6%
Electronics	4,357	0.2%
Semiconductors	1,361,069	60.7%
Telecommunications	13,383	0.6%
Other**	825,564	36.7%
Total	$2,244,982	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Semiconductor :: 251

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$610,857
Securities, at value	1,419,418
Repurchase agreements, at value	10,000
Total Investment Securities, at value	1,429,418
Cash	657
Dividends receivable	83
Receivable for capital shares issued	336,228
Receivable for investments sold	483,825
Prepaid expenses	61
TOTAL ASSETS	2,250,272
LIABILITIES:
Unrealized loss on swap agreements	100
Advisory fees payable	619
Management services fees payable	83
Administration fees payable	74
Administrative services fees payable	686
Distribution fees payable	502
Transfer agency fees payable	276
Fund accounting fees payable	158
Compliance services fees payable	40
Other accrued expenses	2,752
TOTAL LIABILITIES	5,290
NET ASSETS	$2,244,982
NET ASSETS CONSIST OF:
Capital	$5,121,968
Accumulated net investment income (loss)	3,105
Accumulated net realized gains (losses) on investments	(3,698,552)
Net unrealized appreciation (depreciation) on investments	818,461
NET ASSETS	$2,244,982
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	111,351
Net Asset Value (offering and redemption price per share)	$20.16

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$36,529
Interest	3
TOTAL INVESTMENT INCOME	36,532
EXPENSES:
Advisory fees	14,923
Management services fees	1,990
Administration fees	738
Transfer agency fees	1,052
Administrative services fees	6,878
Distribution fees	4,974
Custody fees	4,150
Fund accounting fees	1,574
Trustee fees	31
Compliance services fees	24
Other fees	1,959
Total Gross Expenses before reductions	38,293
Less Expenses reduced by the Advisor	(4,866)
TOTAL NET EXPENSES	33,427
NET INVESTMENT INCOME (LOSS)	3,105
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	187,410
Net realized gains (losses) on swap agreements	845
Change in net unrealized appreciation/depreciation on investments	(330,995)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(142,740)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(139,635)

See accompanying notes to the financial statements.

252 :: ProFund VP Semiconductor :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$3,105	$2,412
Net realized gains (losses) on investments	188,255	512,886
Change in net unrealized appreciation/depreciation on investments	(330,995)	(557,533)
Change in net assets resulting from operations	(139,635)	(42,235)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,412)	(33,437)
Change in net assets resulting from distributions	(2,412)	(33,437)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	8,758,969	10,598,377
Dividends reinvested	2,412	33,437
Value of shares redeemed	(9,058,009)	(17,447,355)
Change in net assets resulting from capital transactions	(296,628)	(6,815,541)
Change in net assets	(438,675)	(6,891,213)
NET ASSETS:
Beginning of period	2,683,657	9,574,870
End of period	$2,244,982	$2,683,657
Accumulated net investment income (loss)	$3,105	$2,412
SHARE TRANSACTIONS:
Issued	415,723	588,248
Reinvested	116	1,909
Redeemed	(438,793)	(989,441)
Change in shares	(22,954)	(399,284)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Semiconductor :: 253

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$19.98		$17.94	$10.94	$21.79	$20.35	$22.18
Investment Activities:
Net investment income (loss)(a)	0.02		0.01	0.08	(0.04)	(0.14)	(0.21)
Net realized and unrealized gains (losses) on investments	0.17	(b)	2.19 (b)	6.92	(10.81)	1.58	(1.36)
Total income (loss) from investment activities	0.19		2.20	7.00	(10.85)	1.44	(1.57)
Distributions to Shareholders From:
Net investment income	(0.01)		(0.16)	—	—	—	—
Net realized gains on investments	—		—	—	—	—	(0.26)
Total distributions	(0.01)		(0.16)	—	—	—	(0.26)
Net Asset Value, End of Period	$20.16		$19.98	$17.94	$10.94	$21.79	$20.35
Total Return	0.96	%(c)	12.40%	63.99%	(49.79)%	7.08%	(7.09)%
Ratios to Average Net Assets:
Gross expenses(d)	1.92%		1.96%	1.89%	1.96%	1.83%	1.89%
Net expenses(d)	1.68%		1.68%	1.67%	1.63%	1.63%	1.80%
Net investment income (loss)(d)	0.16%		0.08%	0.57%	(0.21)%	(0.63)%	(0.96)%
Supplemental Data:
Net assets, end of period (000's)	$2,245		$2,684	$9,575	$1,211	$5,297	$5,998
Portfolio turnover rate(e)	226	%(c)	385%	576%	418%	748%	722%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

254 :: ProFund VP Semiconductor :: Financial Highlights

Investment Objective: The ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	13.7%
International Business Machines Corp.	9.4%
Microsoft Corp.	8.7%
Oracle Corp.	5.7%
Intel Corp.	5.5%

Dow Jones U.S. Technology Index – Composition

% of Index
Technology Hardware and Equipment	56%
Software and Computer Services	44%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)
	Shares	Value
ACI Worldwide, Inc.* (Software)	274	$9,253
Acme Packet, Inc.* (Telecommunications)	274	19,216
Adobe Systems, Inc.* (Software)	3,014	94,790
ADTRAN, Inc. (Telecommunications)	274	10,607
Advanced Micro Devices, Inc.* (Semiconductors)	3,562	24,898
Advent Software, Inc.* (Software)	274	7,719
Akamai Technologies, Inc.* (Internet)	1,096	34,491
Allscripts Healthcare Solutions, Inc.* (Software)	1,096	21,284
Altera Corp. (Semiconductors)	1,918	88,899
Amdocs, Ltd.* (Telecommunications)	1,096	33,307
Amkor Technology, Inc.* (Semiconductors)	548	3,381
Analog Devices, Inc. (Semiconductors)	1,918	75,071
ANSYS, Inc.* (Software)	548	29,959
AOL, Inc.* (Internet)	548	10,883
Apple Computer, Inc.* (Computers)	5,480	1,839,472
Applied Materials, Inc. (Semiconductors)	7,946	103,377
Applied Micro Circuits Corp.* (Semiconductors)	274	2,428
Ariba, Inc.* (Internet)	548	18,890
Arris Group, Inc.* (Telecommunications)	822	9,543
Aruba Networks, Inc.* (Telecommunications)	548	16,193
athenahealth, Inc.* (Software)	274	11,261
Atmel Corp.* (Semiconductors)	2,466	34,697
ATMI, Inc.* (Semiconductors)	274	5,598
Autodesk, Inc.* (Software)	1,370	52,882
Blackboard, Inc.* (Software)	274	11,889
BMC Software, Inc.* (Software)	1,096	59,951
Brightpoint, Inc.* (Distribution/Wholesale)	274	2,222
Broadcom Corp.—Class A (Semiconductors)	3,014	101,391
Brocade Communications Systems, Inc.* (Computers)	2,740	17,700
CA, Inc. (Software)	2,466	56,323
Cabot Microelectronics Corp.* (Chemicals)	274	12,733
CACI International, Inc.—Class A* (Computers)	274	17,284
Cadence Design Systems, Inc.* (Computers)	1,644	17,361
Cavium, Inc.* (Semiconductors)	274	11,944
Cerner Corp.* (Software)	1,096	66,977
Check Point Software Technologies, Ltd.* (Internet)	1,096	62,308
Ciena Corp.* (Telecommunications)	548	10,072
Cisco Systems, Inc. (Telecommunications)	33,428	521,811
Citrix Systems, Inc.* (Software)	1,096	87,680

Common Stocks, continued
	Shares	Value
Cognizant Technology Solutions Corp.* (Computers)	1,918	$140,666
CommVault Systems, Inc.* (Software)	274	12,179
Computer Sciences Corp. (Computers)	822	31,203
Compuware Corp.* (Software)	1,370	13,371
Comtech Telecommunications Corp. (Telecommunications)	274	7,683
Concur Technologies, Inc.* (Software)	274	13,719
Corning, Inc. (Telecommunications)	9,590	174,059
Cree Research, Inc.* (Semiconductors)	548	18,407
CSG Systems International, Inc.* (Software)	274	5,064
Cymer, Inc.* (Electronics)	274	13,566
Cypress Semiconductor Corp. (Semiconductors)	1,096	23,169
Dell, Inc.* (Computers)	10,138	169,000
Diebold, Inc. (Computers)	274	8,497
Digital River, Inc.* (Internet)	274	8,812
DST Systems, Inc. (Computers)	274	14,467
EarthLink, Inc. (Internet)	548	4,217
Electronics for Imaging, Inc.* (Computers)	274	4,718
EMC Corp.* (Computers)	12,604	347,240
Emulex Corp.* (Semiconductors)	548	4,713
Equinix, Inc.* (Internet)	274	27,679
F5 Networks, Inc.* (Internet)	548	60,417
Fair Isaac Corp. (Software)	274	8,275
Fairchild Semiconductor International, Inc.* (Semiconductors)	822	13,736
Finisar Corp.* (Telecommunications)	548	9,880
Fortinet, Inc.* (Computers)	548	14,955
Garmin, Ltd. (Electronics)	822	27,151
Gartner Group, Inc.* (Commercial Services)	548	22,079
Google, Inc.—Class A* (Internet)	1,370	693,741
Harmonic, Inc.* (Telecommunications)	822	5,943
Harris Corp. (Telecommunications)	822	37,039
Hewlett-Packard Co. (Computers)	13,152	478,733
Hittite Microwave Corp.* (Semiconductors)	274	16,963
IAC/InterActiveCorp* (Internet)	548	20,917
Informatica Corp.* (Software)	548	32,020
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	822	14,911
Insight Enterprises, Inc.* (Retail)	274	4,853
Integrated Device Technology, Inc.* (Semiconductors)	822	6,461
Intel Corp. (Semiconductors)	33,154	734,693

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Technology :: 255

Common Stocks, continued
	Shares	Value
InterDigital, Inc. (Telecommunications)	274	$11,193
Intermec, Inc.* (Machinery-Diversified)	274	3,025
International Business Machines Corp. (Computers)	7,398	1,269,127
International Rectifier Corp.* (Semiconductors)	548	15,328
Intersil Corp.—Class A (Semiconductors)	822	10,563
Intuit, Inc.* (Software)	1,644	85,258
j2 Global Communications, Inc.* (Internet)	274	7,735
JDA Software Group, Inc.* (Software)	274	8,464
JDS Uniphase Corp.* (Telecommunications)	1,370	22,824
Juniper Networks, Inc.* (Telecommunications)	3,288	103,572
KLA-Tencor Corp. (Semiconductors)	1,096	44,366
Lam Research Corp.* (Semiconductors)	822	36,398
Lexmark International, Inc.—Class A* (Computers)	548	16,034
Linear Technology Corp. (Semiconductors)	1,370	45,237
LSI Logic Corp.* (Semiconductors)	3,836	27,312
Marvell Technology Group, Ltd.* (Semiconductors)	3,288	48,547
Maxim Integrated Products, Inc. (Semiconductors)	1,918	49,024
MEMC Electronic Materials, Inc.* (Semiconductors)	1,370	11,686
Mentor Graphics Corp.* (Computers)	548	7,020
Microchip Technology, Inc. (Semiconductors)	1,096	41,549
Micron Technology, Inc.* (Semiconductors)	5,206	38,941
Micros Systems, Inc.* (Computers)	548	27,241
Microsemi Corp.* (Semiconductors)	548	11,234
Microsoft Corp. (Software)	45,210	1,175,460
Motorola Mobility Holdings, Inc.* (Telecommunications)	1,918	42,273
Motorola Solutions, Inc.* (Telecommunications)	1,918	88,305
National Semiconductor Corp. (Semiconductors)	1,370	33,716
NCR Corp.* (Computers)	1,096	20,703
NetApp, Inc.* (Computers)	2,192	115,694
Netlogic Microsystems, Inc.* (Semiconductors)	548	22,150
Novellus Systems, Inc.* (Semiconductors)	548	19,805
Nuance Communications, Inc.* (Software)	1,370	29,414
NVIDIA Corp.* (Semiconductors)	3,562	56,760
OmniVision Technologies, Inc.* (Semiconductors)	274	9,538
ON Semiconductor Corp.* (Semiconductors)	2,740	28,688
Oracle Corp. (Software)	23,290	766,474
Parametric Technology Corp.* (Software)	822	18,848
Pitney Bowes, Inc. (Office/Business Equipment)	1,096	25,197
Plantronics, Inc. (Telecommunications)	274	10,009
PMC-Sierra, Inc.* (Semiconductors)	1,370	10,371
Polycom, Inc.* (Telecommunications)	548	35,236
Progress Software Corp.* (Software)	274	6,612
QLIK Technologies, Inc.* (Software)	274	9,332
QLogic Corp.* (Semiconductors)	548	8,724
Qualcomm, Inc. (Telecommunications)	9,864	560,177
Quality Systems, Inc. (Software)	274	23,920
Quest Software, Inc.* (Software)	274	6,228
Rackspace Hosting, Inc.* (Internet)	548	23,422
Rambus, Inc.* (Semiconductors)	548	8,045
Red Hat, Inc.* (Software)	1,096	50,306
RF Micro Devices, Inc.* (Telecommunications)	1,644	10,061
Riverbed Technology, Inc.* (Computers)	822	32,543

Common Stocks, continued
	Shares	Value
Rovi Corp.* (Semiconductors)	548	$31,433
SAIC, Inc.* (Commercial Services)	2,192	36,869
Salesforce.com, Inc.* (Software)	822	122,462
SanDisk Corp.* (Computers)	1,370	56,855
SAVVIS, Inc.* (Telecommunications)	274	10,831
Seagate Technology PLC (Computers)	2,740	44,278
Semtech Corp.* (Semiconductors)	274	7,491
Silicon Laboratories, Inc.* (Semiconductors)	274	11,305
Skyworks Solutions, Inc.* (Semiconductors)	1,096	25,186
Solera Holdings, Inc. (Software)	548	32,420
Sonus Networks, Inc.* (Telecommunications)	1,370	4,439
SRA International, Inc.—Class A* (Computers)	274	8,472
SuccessFactors, Inc.* (Commercial Services)	548	16,111
Symantec Corp.* (Internet)	4,658	91,856
Synaptics, Inc.* (Computers)	274	7,053
Synopsys, Inc.* (Computers)	822	21,134
Tech Data Corp.* (Distribution/Wholesale)	274	13,396
Tekelec* (Telecommunications)	274	2,502
Tellabs, Inc. (Telecommunications)	1,918	8,842
Teradata Corp.* (Computers)	1,096	65,979
Teradyne, Inc.* (Semiconductors)	1,096	16,221
Tessera Technologies, Inc.* (Semiconductors)	274	4,696
Texas Instruments, Inc. (Semiconductors)	7,124	233,881
Tibco Software, Inc.* (Internet)	1,096	31,806
TriQuint Semiconductor, Inc.* (Semiconductors)	1,096	11,168
Unisys Corp.* (Computers)	274	7,042
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	548	33,669
VeriFone Systems, Inc.* (Software)	548	24,304
VeriSign, Inc. (Internet)	1,096	36,672
ViaSat, Inc.* (Telecommunications)	274	11,856
VMware, Inc.—Class A* (Software)	548	54,926
Websense, Inc.* (Internet)	274	7,116
Western Digital Corp.* (Computers)	1,370	49,841
Xerox Corp. (Office/Business Equipment)	8,220	85,570
Xilinx, Inc. (Semiconductors)	1,644	59,957
Yahoo!, Inc.* (Internet)	7,398	111,266
TOTAL COMMON STOCKS (Cost $5,145,394)		13,449,535
Repurchase Agreements(a) (0.3%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $38,000	$38,000	$38,000
TOTAL INVESTMENT SECURITIES (Cost $5,183,394)—100.2%		13,487,535
Net other assets (liabilities)—(0.2)%		(27,185)
NET ASSETS—100.0%		$13,460,350

*  Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

256 :: ProFund VP Technology :: Financial Statements

ProFund VP Technology invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Chemicals	$12,733	0.1%
Commercial Services	75,059	0.6%
Computers	4,850,312	36.0%
Distribution/Wholesale	30,529	0.2%
Electronics	40,717	0.3%
Internet	1,252,228	9.3%
Machinery-Diversified	3,025	NM
Office/Business Equipment	110,767	0.8%
Retail	4,853	NM
Semiconductors	2,282,815	17.0%
Software	3,009,024	22.4%
Telecommunications	1,777,473	13.2%
Other**	10,815	0.1%
Total	$13,460,350	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Technology :: 257

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$5,183,394
Securities, at value	13,449,535
Repurchase agreements, at value	38,000
Total Investment Securities, at value	13,487,535
Cash	373
Dividends receivable	2,470
Receivable for capital shares issued	19,496
Prepaid expenses	213
TOTAL ASSETS	13,510,087
LIABILITIES:
Payable for capital shares redeemed	15,201
Advisory fees payable	8,153
Management services fees payable	1,087
Administration fees payable	467
Administrative services fees payable	3,476
Distribution fees payable	5,326
Trustee fees payable	2
Transfer agency fees payable	1,480
Fund accounting fees payable	995
Compliance services fees payable	160
Other accrued expenses	13,390
TOTAL LIABILITIES	49,737
NET ASSETS	$13,460,350
NET ASSETS CONSIST OF:
Capital	$13,488,758
Accumulated net investment income (loss)	(59,950)
Accumulated net realized gains (losses) on investments	(8,272,599)
Net unrealized appreciation (depreciation) on investments	8,304,141
NET ASSETS	$13,460,350
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	793,012
Net Asset Value (offering and redemption price per share)	$16.97

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$85,505
Interest	11
TOTAL INVESTMENT INCOME	85,516
EXPENSES:
Advisory fees	64,940
Management services fees	8,659
Administration fees	3,509
Transfer agency fees	5,016
Administrative services fees	21,966
Distribution fees	21,647
Custody fees	6,571
Fund accounting fees	7,275
Trustee fees	136
Compliance services fees	100
Other fees	9,832
Total Gross Expenses before reductions	149,651
Less Expenses reduced by the Advisor	(4,185)
TOTAL NET EXPENSES	145,466
NET INVESTMENT INCOME (LOSS)	(59,950)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	304,335
Change in net unrealized appreciation/depreciation on investments	(392,593)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(88,258)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(148,208)

See accompanying notes to the financial statements.

258 :: ProFund VP Technology :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(59,950)	$(118,003)
Net realized gains (losses) on investments	304,335	1,371,052
Change in net unrealized appreciation/depreciation on investments	(392,593)	(943,084)
Change in net assets resulting from operations	(148,208)	309,965
CAPITAL TRANSACTIONS:
Proceeds from shares issued	10,661,022	21,199,221
Value of shares redeemed	(12,835,639)	(32,742,068)
Change in net assets resulting from capital transactions	(2,174,617)	(11,542,847)
Change in net assets	(2,322,825)	(11,232,882)
NET ASSETS:
Beginning of period	15,783,175	27,016,057
End of period	$13,460,350	$15,783,175
Accumulated net investment income (loss)	$(59,950)	$—
SHARE TRANSACTIONS:
Issued	603,901	1,394,681
Redeemed	(749,101)	(2,234,832)
Change in shares	(145,200)	(840,151)
See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Technology :: 259

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$16.82		$15.19	$9.41	$16.91	$14.77	$14.91
Investment Activities:
Net investment income (loss)(a)	(0.06)		(0.11)	(0.08)	(0.11)	(0.16)	(0.16)
Net realized and unrealized gains (losses) on investments	0.21	(b)	1.74	5.86	(7.39)	2.30	1.27
Total income (loss) from investment activities	0.15		1.63	5.78	(7.50)	2.14	1.11
Distributions to Shareholders From:
Net realized gains on investments	—		—	—	—	—	(1.25)
Net Asset Value, End of Period	$16.97		$16.82	$15.19	$9.41	$16.91	$14.77
Total Return	0.89	%(c)	10.73%	61.42%	(44.35)%	14.41%	8.07%
Ratios to Average Net Assets:
Gross expenses(d)	1.73%		1.74%	1.79%	1.75%	1.72%	1.78%
Net expenses(d)	1.68%		1.68%	1.67%	1.63%	1.63%	1.68%
Net investment income (loss)(d)	(0.69)%		(0.75)%	(0.64)%	(0.82)%	(1.01)%	(1.07)%
Supplemental Data:
Net assets, end of period (000's)	$13,460		$15,783	$27,016	$7,017	$35,445	$18,517
Portfolio turnover rate(e)	52	%(c)	103%	225%	238%	332%	254%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

260 :: ProFund VP Technology :: Financial Highlights

Investment Objective: The ProFund VP Telecommunications seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	55%
Swap Agreements	45%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	24.3%
Verizon Communications, Inc.	13.7%
CenturyLink, Inc.	3.1%
American Tower Corp.	2.7%
Sprint Nextel Corp.	2.1%

Dow Jones U.S. Telecommunications Index – Composition

% of Index
Fixed Line Telecommunications	84%
Mobile Telecommunications	16%

Schedule of Portfolio Investments (unaudited)

Common Stocks (55.2%)
	Shares	Value
AboveNet, Inc. (Internet)	746	$52,563
American Tower Corp.* (Telecommunications)	11,563	604,745
AT&T, Inc. (Telecommunications)	170,834	5,365,896
CenturyLink, Inc. (Telecommunications)	17,158	693,698
Cincinnati Bell, Inc.* (Telecommunications)	5,968	19,814
Crown Castle International Corp.* (Telecommunications)	7,087	289,079
Frontier Communications Corp. (Telecommunications)	28,721	231,778
Leap Wireless International, Inc.* (Telecommunications)	1,865	30,269
Leucadia National Corp. (Holding Companies-Diversified)	5,595	190,789
Level 3 Communications, Inc.* (Telecommunications)	48,863	119,226
MetroPCS Communications, Inc.* (Telecommunications)	7,460	128,387
NII Holdings, Inc.—Class B* (Telecommunications)	4,849	205,501
SBA Communications Corp.—Class A* (Telecommunications)	3,357	128,204
Sprint Nextel Corp.* (Telecommunications)	86,163	464,418
Telephone & Data Systems, Inc. (Telecommunications)	1,492	46,371
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	1,119	30,135
tw telecom, Inc.* (Telecommunications)	4,476	91,892
US Cellular Corp.* (Telecommunications)	373	18,061
Verizon Communications, Inc. (Telecommunications)	81,314	3,027,320
Virgin Media, Inc. (Telecommunications)	8,206	245,606
Windstream Corp. (Telecommunications)	14,547	188,529
TOTAL COMMON STOCKS (Cost $8,702,233)		12,172,281

Repurchase Agreements(a) (0.8%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $177,000	$177,000	$177,000
TOTAL REPURCHASE AGREEMENTS (Cost $177,000)		177,000
TOTAL INVESTMENT SECURITIES (Cost $8,879,233)—56.0%		12,349,281
Net other assets (liabilities)—44.0%		9,717,479
NET ASSETS—100.0%		$22,066,760

*  Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$9,878,815	$(1,185)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Telecommunications :: 261

ProFund VP Telecommunications invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Holding Companies-Diversified	$190,789	0.9%
Internet	52,563	0.2%
Telecommunications	11,928,929	54.1%
Other**	9,894,479	44.8%
Total	$22,066,760	100.0%

**  Includes any non-equity securities and net other asset (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

262 :: ProFund VP Telecommunications :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$8,879,233
Securities, at value	12,172,281
Repurchase agreements, at value	177,000
Total Investment Securities, at value	12,349,281
Cash	719
Dividends receivable	6,562
Receivable for capital shares issued	9,422
Receivable for investments sold	9,788,954
Prepaid expenses	148
TOTAL ASSETS	22,155,086
LIABILITIES:
Payable for capital shares redeemed	43,364
Unrealized loss on swap agreements	1,185
Advisory fees payable	12,629
Management services fees payable	1,684
Administration fees payable	743
Administrative services fees payable	8,024
Distribution fees payable	6,450
Trustee fees payable	2
Transfer agency fees payable	2,109
Fund accounting fees payable	1,584
Compliance services fees payable	164
Other accrued expenses	10,388
TOTAL LIABILITIES	88,326
NET ASSETS	$22,066,760
NET ASSETS CONSIST OF:
Capital	$27,833,075
Accumulated net investment income (loss)	246,527
Accumulated net realized gains (losses) on investments	(9,481,705)
Net unrealized appreciation (depreciation) on investments	3,468,863
NET ASSETS	$22,066,760
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,832,598
Net Asset Value (offering and redemption price per share)	$7.79

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$397,237
Interest	31
TOTAL INVESTMENT INCOME	397,268
EXPENSES:
Advisory fees	67,295
Management services fees	8,973
Administration fees	3,443
Transfer agency fees	4,937
Administrative services fees	29,650
Distribution fees	22,432
Custody fees	1,911
Fund accounting fees	6,704
Trustee fees	126
Compliance services fees	92
Other fees	12,329
Total Gross Expenses before reductions	157,892
Less Expenses reduced by the Advisor	(7,151)
TOTAL NET EXPENSES	150,741
NET INVESTMENT INCOME (LOSS)	246,527
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	604,412
Net realized gains (losses) on swap agreements	41,859
Change in net unrealized appreciation/depreciation on investments	(192,242)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	454,029
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$700,556

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Telecommunications :: 263

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$246,527	$458,265
Net realized gains (losses) on investments	646,271	(291,203)
Change in net unrealized appreciation/depreciation on investments	(192,242)	2,274,898
Change in net assets resulting from operations	700,556	2,441,960
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(458,265)	(452,783)
Change in net assets resulting from distributions	(458,265)	(452,783)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	19,458,985	36,879,551
Dividends reinvested	458,265	452,783
Value of shares redeemed	(15,889,023)	(33,255,107)
Change in net assets resulting from capital transactions	4,028,227	4,077,226
Change in net assets	4,270,518	6,066,403
NET ASSETS:
Beginning of period	17,796,242	11,729,839
End of period	$22,066,760	$17,796,242
Accumulated net investment income (loss)	$246,527	$458,265
SHARE TRANSACTIONS:
Issued	2,524,758	5,497,540
Reinvested	60,697	67,884
Redeemed	(2,107,375)	(4,954,800)
Change in shares	478,080	610,624

See accompanying notes to the financial statements.

264 :: ProFund VP Telecommunications :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$7.56		$6.73	$6.76	$19.31	$18.00	$13.48
Investment Activities:
Net investment income (loss)(a)	0.10		0.24	0.36	0.35	0.29	0.23
Net realized and unrealized gains (losses) on investments	0.36		0.79	0.10	(5.89)	1.24	4.37
Total income (loss) from investment activities	0.46		1.03	0.46	(5.54)	1.53	4.60
Distributions to Shareholders From:
Net investment income	(0.23)		(0.20)	(0.49)	(1.07)	(0.16)	(0.08)
Net realized gains on investments	—		—	—	(5.94)	(0.06)	—
Total distributions	(0.23)		(0.20)	(0.49)	(7.01)	(0.22)	(0.08)
Net Asset Value, End of Period	$7.79		$7.56	$6.73	$6.76	$19.31	$18.00
Total Return	6.23	%(b)	15.68%	7.32%	(34.42)%	8.39%	34.28%
Ratios to Average Net Assets:
Gross expenses(c)	1.76%		1.78%	1.87%	1.79%	1.72%	1.75%
Net expenses(c)	1.68%		1.68%	1.66%	1.63%	1.63%	1.68%
Net investment income (loss)(c)	2.75%		3.51%	5.61%	2.70%	1.45%	1.40%
Supplemental Data:
Net assets, end of period (000's)	$22,067		$17,796	$11,730	$14,371	$35,618	$44,158
Portfolio turnover rate(d)	150	%(b)	337%	689%	613%	411%	525%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Telecommunications :: 265

Investment Objective: The ProFund VP Utilities seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Southern Co.	6.5%
Exelon Corp.	5.4%
Dominion Resources, Inc.	5.4%
Duke Energy Corp.	4.8%
NextEra Energy, Inc.	4.7%

Dow Jones U.S. Utilities Index – Composition

% of Index
Electricity	72%
Gas, Water & MultiUtilities	28%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)
	Shares	Value
AGL Resources, Inc. (Gas)	6,585	$268,075
ALLETE, Inc. (Electric)	2,634	108,099
Alliant Energy Corp. (Electric)	9,219	374,845
Ameren Corp. (Electric)	20,633	595,056
American Electric Power, Inc. (Electric)	40,827	1,538,361
American Water Works Co., Inc. (Water)	14,926	439,571
Aqua America, Inc. (Water)	11,853	260,529
Atmos Energy Corp. (Gas)	7,902	262,742
Avista Corp. (Electric)	4,829	124,057
Black Hills Corp. (Electric)	3,512	105,676
California Water Service Group (Water)	3,512	65,710
Calpine Corp.* (Electric)	29,852	481,513
CenterPoint Energy, Inc. (Electric)	33,803	654,088
Cleco Corp. (Electric)	5,268	183,590
CMS Energy Corp. (Electric)	21,511	423,552
Consolidated Edison, Inc. (Electric)	24,584	1,308,852
Constellation Energy Group, Inc. (Electric)	15,365	583,255
Covanta Holding Corp. (Energy-Alternate Sources)	10,536	173,739
Dominion Resources, Inc. (Electric)	49,607	2,394,530
DPL, Inc. (Electric)	10,097	304,526
DTE Energy Co. (Electric)	14,487	724,640
Duke Energy Corp. (Electric)	112,384	2,116,191
Dynegy, Inc.—Class A* (Electric)	8,780	54,348
Edison International (Electric)	25,462	986,652
El Paso Electric Co. (Electric)	3,512	113,438
Entergy Corp. (Electric)	15,365	1,049,122
Exelon Corp. (Electric)	56,192	2,407,265
FirstEnergy Corp. (Electric)	35,559	1,569,930
GenOn Energy, Inc.* (Electric)	64,972	250,792
Great Plains Energy, Inc. (Electric)	11,414	236,612
Hawaiian Electric Industries, Inc. (Electric)	7,902	190,122
IDACORP, Inc. (Electric)	4,390	173,405
Integrys Energy Group, Inc. (Electric)	6,585	341,366
ITC Holdings Corp. (Electric)	4,390	315,070
Laclede Group, Inc. (Gas)	1,756	66,429
National Fuel Gas Co. (Pipelines)	6,585	479,388
New Jersey Resources Corp. (Gas)	3,512	156,670
NextEra Energy, Inc. (Electric)	35,998	2,068,445

Common Stocks, continued
	Shares	Value
Nicor, Inc. (Gas)	3,951	$216,278
NiSource, Inc. (Electric)	23,706	480,047
Northeast Utilities System (Electric)	14,926	524,947
Northwest Natural Gas Co. (Gas)	2,195	99,060
NorthWestern Corp. (Electric)	3,073	101,747
NRG Energy, Inc.* (Electric)	20,633	507,159
NSTAR (Electric)	8,780	403,704
NV Energy, Inc. (Electric)	19,755	303,239
ONEOK, Inc. (Gas)	8,341	617,317
Pepco Holdings, Inc. (Electric)	19,316	379,173
PG&E Corp. (Electric)	33,803	1,420,740
Piedmont Natural Gas Co., Inc. (Gas)	6,146	185,978
Pinnacle West Capital Corp. (Electric)	9,219	410,983
PNM Resources, Inc. (Electric)	6,585	110,233
Portland General Electric Co. (Electric)	6,585	166,469
PPL Corp. (Electric)	47,851	1,331,693
Progress Energy, Inc. (Electric)	25,023	1,201,354
Public Service Enterprise Group, Inc. (Electric)	43,461	1,418,567
Questar Corp. (Pipelines)	14,926	264,339
SCANA Corp. (Electric)	9,658	380,235
Sempra Energy (Gas)	18,877	998,216
South Jersey Industries, Inc. (Gas)	2,634	143,053
Southern Co. (Electric)	71,557	2,889,472
Southwest Gas Corp. (Gas)	3,951	152,548
Spectra Energy Corp. (Pipelines)	55,314	1,516,157
TECO Energy, Inc. (Electric)	17,121	323,416
The AES Corp.* (Electric)	68,045	866,893
UGI Corp. (Gas)	9,219	293,994
UIL Holdings Corp. (Electric)	4,390	142,017
Unisource Energy Corp. (Electric)	3,073	114,715
Vectren Corp. (Gas)	7,024	195,689
Westar Energy, Inc. (Electric)	9,658	259,897
WGL Holdings, Inc. (Gas)	4,390	168,971
Wisconsin Energy Corp. (Electric)	19,755	619,319
Xcel Energy, Inc. (Electric)	41,266	1,002,764
TOTAL COMMON STOCKS (Cost $29,974,538)		44,160,634

See accompanying notes to the financial statements.

266 :: ProFund VP Utilities :: Financial Statements

Repurchase Agreements(a) (0.2%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $98,000	$98,000	$98,000
TOTAL REPURCHASE AGREEMENTS (Cost $98,000)		98,000
TOTAL INVESTMENT SECURITIES (Cost $30,072,538)—100.1%		44,258,634
Net other assets (liabilities)—(0.1)%		(33,018)
NET ASSETS—100.0%		$44,225,616

*  Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Utilities invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Electric	$37,136,181	84.0%
Energy-Alternate Sources	173,739	0.4%
Gas	3,825,020	8.7%
Pipelines	2,259,884	5.1%
Water	765,810	1.7%
Other**	64,982	0.1%
Total	$44,225,616	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Utilities :: 267

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$30,072,538
Securities, at value	44,160,634
Repurchase agreements, at value	98,000
Total Investment Securities, at value	44,258,634
Cash	272
Dividends receivable	95,297
Receivable for capital shares issued	7,061
Prepaid expenses	389
TOTAL ASSETS	44,361,653
LIABILITIES:
Payable for capital shares redeemed	47,158
Advisory fees payable	25,054
Management services fees payable	3,340
Administration fees payable	1,451
Administrative services fees payable	15,523
Distribution fees payable	12,528
Trustee fees payable	4
Transfer agency fees payable	4,134
Fund accounting fees payable	3,094
Compliance services fees payable	347
Other accrued expenses	23,404
TOTAL LIABILITIES	136,037
NET ASSETS	$44,225,616
NET ASSETS CONSIST OF:
Capital	$39,211,199
Accumulated net investment income (loss)	460,422
Accumulated net realized gains (losses) on investments	(9,632,101)
Net unrealized appreciation (depreciation) on investments	14,186,096
NET ASSETS	$44,225,616
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,470,209
Net Asset Value (offering and redemption price per share)	$30.08

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$768,163
Interest	14
TOTAL INVESTMENT INCOME	768,177
EXPENSES:
Advisory fees	137,391
Management services fees	18,318
Administration fees	6,940
Transfer agency fees	9,947
Administrative services fees	60,278
Distribution fees	45,797
Custody fees	3,585
Fund accounting fees	13,588
Trustee fees	254
Compliance services fees	194
Other fees	24,046
Total Gross Expenses before reductions	320,338
Less Expenses reduced by the Advisor	(12,583)
TOTAL NET EXPENSES	307,755
NET INVESTMENT INCOME (LOSS)	460,422
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	187,761
Change in net unrealized appreciation/depreciation on investments	2,360,813
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,548,574
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,008,996

See accompanying notes to the financial statements.

268 :: ProFund VP Utilities :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$460,422	$916,027
Net realized gains (losses) on investments	187,761	(204,006)
Change in net unrealized appreciation/depreciation on investments	2,360,813	1,088,243
Change in net assets resulting from operations	3,008,996	1,800,264
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(916,027)	(856,502)
Change in net assets resulting from distributions	(916,027)	(856,502)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	26,826,933	34,319,975
Dividends reinvested	916,027	856,502
Value of shares redeemed	(19,503,945)	(40,495,937)
Change in net assets resulting from capital transactions	8,239,015	(5,319,460)
Change in net assets	10,331,984	(4,375,698)
NET ASSETS:
Beginning of period	33,893,632	38,269,330
End of period	$44,225,616	$33,893,632
Accumulated net investment income (loss)	$460,422	$916,027
SHARE TRANSACTIONS:
Issued	910,536	1,273,106
Reinvested	32,232	32,841
Redeemed	(667,649)	(1,504,824)
Change in shares	275,119	(198,877)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Utilities :: 269

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$28.36		$27.45	$25.78	$39.33	$34.84	$29.64
Investment Activities:
Net investment income (loss)(a)	0.36		0.71	0.71	0.53	0.46	0.54
Net realized and unrealized gains (losses) on investments	2.11		0.86	2.00	(12.26)	4.97	5.11
Total income (loss) from investment activities	2.47		1.57	2.71	(11.73)	5.43	5.65
Distributions to Shareholders From:
Net investment income	(0.75)		(0.66)	(1.04)	(0.91)	(0.52)	(0.45)
Net realized gains on investments	—		—	—	(0.91)	(0.42)	—
Total distributions	(0.75)		(0.66)	(1.04)	(1.82)	(0.94)	(0.45)
Net Asset Value, End of Period	$30.08		$28.36	$27.45	$25.78	$39.33	$34.84
Total Return	8.86	%(b)	5.95%	10.73%	(30.70)%	15.80%	19.22%
Ratios to Average Net Assets:
Gross expenses(c)	1.75%		1.77%	1.83%	1.75%	1.72%	1.75%
Net expenses(c)	1.68%		1.68%	1.66%	1.63%	1.63%	1.68%
Net investment income (loss)(c)	2.51%		2.65%	2.84%	1.54%	1.22%	1.68%
Supplemental Data:
Net assets, end of period (000's)	$44,226		$33,894	$38,269	$35,540	$195,220	$104,601
Portfolio turnover rate(d)	30	%(b)	61%	139%	82%	168%	153%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

270 :: ProFund VP Utilities :: Financial Highlights

Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").

Allocation of Portfolio Holdings (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	102%
U.S. Treasury Obligations	23%
Total Exposure	125%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligations (22.9%)

	Principal Amount	Value
U.S. Treasury Bonds, 4.375%, 5/15/41	$18,000,000	$17,978,906
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,188,228)		17,978,906
Repurchase Agreements(a)(b) (58.3%)
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $45,630,000	45,630,000	45,630,000
TOTAL REPURCHASE AGREEMENTS (Cost $45,630,000)		45,630,000
TOTAL INVESTMENT SECURITIES (Cost $63,818,228)—81.2%		63,608,906
Net other assets (liabilities)—18.8%		14,717,567
NET ASSETS—100.0%		$78,326,473

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $3,219,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/41	$45,047,148	$(439,608)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/41	34,859,102	(261,966)
		$(701,574)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 271

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$63,818,228
Securities, at value	17,978,906
Repurchase agreements, at value	45,630,000
Total Investment Securities, at value	63,608,906
Cash	992
Interest receivable	100,577
Receivable for capital shares issued	15,439,890
Prepaid expenses	492
TOTAL ASSETS	79,150,857
LIABILITIES:
Payable for capital shares redeemed	43,655
Unrealized loss on swap agreements	701,574
Advisory fees payable	17,248
Management services fees payable	3,449
Administration fees payable	1,510
Administrative services fees payable	15,065
Distribution fees payable	14,735
Trustee fees payable	4
Transfer agency fees payable	4,278
Fund accounting fees payable	3,220
Compliance services fees payable	398
Other accrued expenses	19,248
TOTAL LIABILITIES	824,384
NET ASSETS	$78,326,473
NET ASSETS CONSIST OF:
Capital	$99,560,822
Accumulated net investment income (loss)	(254)
Accumulated net realized gains (losses) on investments	(20,323,199)
Net unrealized appreciation (depreciation) on investments	(910,896)
NET ASSETS	$78,326,473
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,962,204
Net Asset Value (offering and redemption price per share)	$19.77

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$339,879
EXPENSES:
Advisory fees	100,400
Management services fees	20,080
Administration fees	7,631
Transfer agency fees	10,892
Administrative services fees	57,150
Distribution fees	50,200
Custody fees	3,348
Fund accounting fees	14,656
Trustee fees	273
Compliance services fees	199
Printing fees	17,081
Other fees	9,389
Total Gross Expenses before reductions	291,299
Less Expenses reduced by the Advisor	(14,193)
TOTAL NET EXPENSES	277,106
NET INVESTMENT INCOME (LOSS)	62,773
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(445,604)
Net realized gains (losses) on futures contracts	(24,074)
Net realized gains (losses) on swap agreements	(757,054)
Change in net unrealized appreciation/depreciation on investments	392,411
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(834,321)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(771,548)

See accompanying notes to the financial statements.

272 :: ProFund VP U.S. Government Plus :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$62,773	$271,140
Net realized gains (losses) on investments	(1,226,732)	3,024,985
Change in net unrealized appreciation/depreciation on investments	392,411	(912,632)
Change in net assets resulting from operations	(771,548)	2,383,493
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(63,027)	(278,335)
Change in net assets resulting from distributions	(63,027)	(278,335)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	199,867,170	286,596,115
Dividends reinvested	63,027	278,335
Value of shares redeemed	(161,557,771)	(290,573,191)
Change in net assets resulting from capital transactions	38,372,426	(3,698,741)
Change in net assets	37,537,851	(1,593,583)
NET ASSETS:
Beginning of period	40,788,622	42,382,205
End of period	$78,326,473	$40,788,622
Accumulated net investment income (loss)	$(254)	$—
SHARE TRANSACTIONS:
Issued	10,277,768	14,461,533
Reinvested	3,161	13,042
Redeemed	(8,398,560)	(14,764,828)
Change in shares	1,882,369	(290,253)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 273

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$19.61		$17.88	$47.26	$32.10	$30.20	$32.75
Investment Activities:
Net investment income (loss)(a)	0.03		0.08	(0.05)	0.58	1.06	1.04
Net realized and unrealized gains (losses) on investments	0.16	(b)	1.73	(14.27)	15.15	1.91	(2.55)
Total income (loss) from investment activities	0.19		1.81	(14.32)	15.73	2.97	(1.51)
Distributions to Shareholders From:
Net investment income	(0.03)		(0.08)	—	(0.57)	(1.07)	(1.04)
Return of Capital	—		—	(0.01)	—	—	—
Net realized gains on investments	—		—	(15.05)	—	—	—
Total distributions	(0.03)		(0.08)	(15.06)	(0.57)	(1.07)	(1.04)
Net Asset Value, End of Period	$19.77		$19.61	$17.88	$47.26	$32.10	$30.20
Total Return	0.98	%(c)	10.10%	(32.62)%	49.73%	10.12%	(4.52)%
Ratios to Average Net Assets:
Gross expenses(d)	1.45%		1.47%	1.53%	1.45%	1.43%	1.42%
Net expenses(d)	1.38%		1.38%	1.36%	1.33%	1.33%	1.38%
Net investment income (loss)(d)	0.31%		0.42%	(0.16)%	1.71%	3.55%	3.45%
Supplemental Data:
Net assets, end of period (000's)	$78,326		$40,789	$42,382	$125,484	$94,705	$33,259
Portfolio turnover rate(e)	611	%(c)	658%	808%	464%	474%	1,308%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

274 :: ProFund VP U.S. Government Plus :: Financial Highlights

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond")

Allocation of Portfolio Holdings (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(125)%
Total Exposure	(125)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (107.8%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $48,008,000	$48,008,000	$48,008,000
TOTAL REPURCHASE AGREEMENTS (Cost $48,008,000)		48,008,000
TOTAL INVESTMENT SECURITIES (Cost $48,008,000)—107.8%		48,008,000
Net other assets (liabilities)—(7.8)%		(3,471,410)
NET ASSETS—100.0%		$44,536,590

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $2,422,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/41	$(25,370,234)	$562,248
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/41	(30,464,258)	356,083
		$918,331

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 275

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$48,008,000
Repurchase agreements, at value	48,008,000
Total Investment Securities, at value	48,008,000
Cash	429
Unrealized gain on swap agreements	918,331
Receivable for capital shares issued	88,235
Prepaid expenses	729
TOTAL ASSETS	49,015,724
LIABILITIES:
Payable for capital shares redeemed	4,358,533
Advisory fees payable	24,074
Management services fees payable	3,736
Administration fees payable	1,513
Administrative services fees payable	17,211
Distribution fees payable	18,674
Trustee fees payable	5
Transfer agency fees payable	4,913
Fund accounting fees payable	3,226
Compliance services fees payable	535
Other accrued expenses	46,714
TOTAL LIABILITIES	4,479,134
NET ASSETS	$44,536,590
NET ASSETS CONSIST OF:
Capital	$121,997,006
Accumulated net investment income (loss)	(457,953)
Accumulated net realized gains (losses) on investments	(77,920,794)
Net unrealized appreciation (depreciation) on investments	918,331
NET ASSETS	$44,536,590
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,859,432
Net Asset Value (offering and redemption price per share)	$11.54

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$15,951
EXPENSES:
Advisory fees	211,589
Management services fees	28,212
Administration fees	11,257
Transfer agency fees	16,074
Administrative services fees	81,061
Distribution fees	70,530
Custody fees	3,658
Fund accounting fees	21,551
Trustee fees	425
Compliance services fees	320
Other fees	31,625
Recoupment of prior expenses reduced by the Advisor	1,545
Total Expenses before reductions	477,847
Less Expenses reduced by the Advisor	(3,943)
TOTAL NET EXPENSES	473,904
NET INVESTMENT INCOME (LOSS)	(457,953)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(47,070)
Net realized gains (losses) on futures contracts	2,055
Net realized gains (losses) on swap agreements	(2,725,104)
Change in net unrealized appreciation/depreciation on investments	35,463
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,734,656)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,192,609)

See accompanying notes to the financial statements.

276 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(457,953)	$(868,842)
Net realized gains (losses) on investments	(2,770,119)	(11,222,441)
Change in net unrealized appreciation/depreciation on investments	35,463	1,309,067
Change in net assets resulting from operations	(3,192,609)	(10,782,216)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	108,654,579	165,438,594
Value of shares redeemed	(120,413,879)	(150,977,627)
Change in net assets resulting from capital transactions	(11,759,300)	14,460,967
Change in net assets	(14,951,909)	3,678,751
NET ASSETS:
Beginning of period	59,488,499	55,809,748
End of period	$44,536,590	$59,488,499
Accumulated net investment income (loss)	$(457,953)	$—
SHARE TRANSACTIONS:
Issued	8,983,012	13,063,428
Redeemed	(10,081,011)	(12,011,805)
Change in shares	(1,097,999)	1,051,623

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 277

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$12.00		$14.29		$10.87	$18.53	$20.70	$19.13
Investment Activities:
Net investment income (loss)(a)	(0.10)		(0.20)		(0.21)	0.08	0.72	0.70
Net realized and unrealized gains (losses) on investments	(0.36)		(2.09)		3.70	(6.82)	(1.72)	1.26
Total income (loss) from investment activities	(0.46)		(2.29)		3.49	(6.74)	(1.00)	1.96
Distributions to Shareholders From:
Net investment income	—		—		(0.07)	(0.92)	(1.17)	(0.39)
Net Asset Value, End of Period	$11.54		$12.00		$14.29	$10.87	$18.53	$20.70
Total Return	(3.83	)%(b)	(16.03)%		32.18%	(37.97)%	(5.20)%	10.15%
Ratios to Average Net Assets:
Gross expenses(c)	1.69%		1.71%		1.73%	1.68%	1.63%	1.64%
Net expenses(c)	1.68%		1.68%		1.66%	1.63%	1.58%	1.61%
Net investment income (loss)(c)	(1.62)%		(1.57)%		(1.57)%	0.44%	3.47%	3.31%
Supplemental Data:
Net assets, end of period (000's)	$44,537		$59,488		$55,810	$36,590	$75,041	$130,894
Portfolio turnover rate(d)	—		436	%(e)	—	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(e)  Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

278 :: ProFund VP Rising Rates Opportunity :: Financial Highlights

Investment Objective: The ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the U.S. Dollar Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(10)%
Forward Currency Contracts	(90)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition

% of Index
Euro	57%
Japanese Yen	14%
British Pound Sterling	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (99.1%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $2,261,000	$2,261,000	$2,261,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,261,000)		2,261,000
TOTAL INVESTMENT SECURITIES (Cost $2,261,000)—99.1%		2,261,000
Net other assets (liabilities)—0.9%		20,980
NET ASSETS—100.0%		$2,281,980

(a)  A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of June 30, 2011, the aggregate amount held in a segregated account was $154,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold
	Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Dollar Index Futures Contract expiring 9/20/11 (Underlying notional amount at value $224,085)	3	$4,284

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 279

At June 30, 2011, the ProFund VP Falling U.S. Dollar's forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	7/8/11	13,468	$22,040	$21,610	$430
Canadian Dollar vs. U.S. Dollar	7/8/11	15,034	15,346	15,589	(243)
Euro vs. U.S. Dollar	7/8/11	87,063	127,018	126,212	806
Japanese Yen vs. U.S. Dollar	7/8/11	2,404,047	29,986	29,869	117
Swedish Krona vs. U.S. Dollar	7/8/11	51,174	8,280	8,090	190
Swiss Franc vs. U.S. Dollar	7/8/11	6,975	8,334	8,299	35
Total Short Contracts			$211,004	$209,669	$1,335
Long:
British Pound Sterling vs. U.S. Dollar	7/8/11	106,882	$175,250	$171,496	$(3,754)
Canadian Dollar vs. U.S. Dollar	7/8/11	117,911	121,070	122,264	1,194
Euro vs. U.S. Dollar	7/8/11	577,624	833,736	837,358	3,622
Japanese Yen vs. U.S. Dollar	7/8/11	16,879,707	209,408	209,723	315
Swedish Krona vs. U.S. Dollar	7/8/11	323,978	52,248	51,215	(1,033)
Swiss Franc vs. U.S. Dollar	7/8/11	44,885	53,518	53,405	(113)
Total Long Contracts			$1,445,230	$1,445,461	$231

At June 30, 2011, the ProFund VP Falling U.S. Dollar's forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British Pound Sterling vs. U.S. Dollar	7/8/11	59,205	$96,849	$94,997	$(1,852)
Canadian Dollar vs. U.S. Dollar	7/8/11	77,734	79,893	80,603	710
Euro vs. U.S. Dollar	7/8/11	327,094	471,267	474,175	2,908
Japanese Yen vs. U.S. Dollar	7/8/11	8,059,993	99,929	100,142	213
Swedish Krona vs. U.S. Dollar	7/8/11	273,753	44,165	43,276	(889)
Swiss Franc vs. U.S. Dollar	7/8/11	24,374	29,053	29,001	(52)
Total Long Contracts			$821,156	$822,194	$1,038

See accompanying notes to the financial statements.

280 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$2,261,000
Repurchase agreements, at value	2,261,000
Total Investment Securities, at value	2,261,000
Cash	355
Segregated cash balances with brokers	6,605
Segregated cash balances with custodian	320
Unrealized appreciation on forward currency contracts	12,081
Receivable for capital shares issued	20,792
Variation margin on futures contracts	1,315
Prepaid expenses	18
TOTAL ASSETS	2,302,486
LIABILITIES:
Payable for capital shares redeemed	4,963
Unrealized depreciation on forward currency contracts	9,477
Advisory fees payable	918
Management services fees payable	122
Administration fees payable	67
Administrative services fees payable	1,202
Distribution fees payable	1,185
Transfer agency fees payable	199
Fund accounting fees payable	143
Compliance services fees payable	15
Other accrued expenses	2,215
TOTAL LIABILITIES	20,506
NET ASSETS	$2,281,980
NET ASSETS CONSIST OF:
Capital	$4,245,064
Accumulated net investment income (loss)	(13,674)
Accumulated net realized gains (losses) on investments	(1,956,298)
Net unrealized appreciation (depreciation) on investments	6,888
NET ASSETS	$2,281,980
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	73,467
Net Asset Value (offering and redemption price per share)	$31.06

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$378
EXPENSES:
Advisory fees	6,274
Management services fees	836
Administration fees	357
Transfer agency fees	513
Administrative services fees	2,086
Distribution fees	2,091
Custody fees	2,104
Fund accounting fees	690
Trustee fees	13
Compliance services fees	10
Printing fees	1,032
Other fees	948
Total Gross Expenses before reductions	16,954
Less Expenses reduced by the Advisor	(2,902)
TOTAL NET EXPENSES	14,052
NET INVESTMENT INCOME (LOSS)	(13,674)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(843)
Net realized gains (losses) on forward currency contracts	120,132
Change in net unrealized appreciation/depreciation on investments	(22,832)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	96,457
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$82,783

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 281

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(13,674)	$(26,469)
Net realized gains (losses) on investments	119,289	(92,467)
Change in net unrealized appreciation/depreciation on investments	(22,832)	36,676
Change in net assets resulting from operations	82,783	(82,260)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	3,356,289	5,056,136
Value of shares redeemed	(2,471,801)	(5,570,295)
Change in net assets resulting from capital transactions	884,488	(514,159)
Change in net assets	967,271	(596,419)
NET ASSETS:
Beginning of period	1,314,709	1,911,128
End of period	$2,281,980	$1,314,709
Accumulated net investment income (loss)	$(13,674)	$—
SHARE TRANSACTIONS:
Issued	109,235	176,299
Redeemed	(80,533)	(194,921)
Change in shares	28,702	(18,622)

See accompanying notes to the financial statements.

282 :: ProFund VP Falling U.S. Dollar :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$29.37		$30.15		$30.18		$31.85	$30.00
Investment Activities:
Net investment income (loss)(b)	(0.25)		(0.50)		(0.55)		0.15	0.29
Net realized and unrealized gains (losses) on investments	1.94		(0.28)		1.49		(1.70)	1.56
Total income (loss) from investment activities	1.69		(0.78)		0.94		(1.55)	1.85
Distributions to Shareholders From:
Net investment income	—		—		(0.97)		(0.08)	—
Net realized gains on investments	—		—		—		(0.04)	—
Total distributions	—		—		—		(0.12)	—
Net Asset Value, End of Period	$31.06		$29.37		$30.15		$30.18	$31.85
Total Return	5.75	%(c)	(2.59)%		3.04%		(4.86)%	6.17	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	2.03%		1.92%		2.03%		1.62%	2.52%
Net expenses(d)	1.68%		1.82	%(e)	1.91	%(e)	1.58%	1.63%
Net investment income (loss)(d)	(1.63)%		(1.72)%		(1.82)%		0.46%	2.78%
Supplemental Data:
Net assets, end of period (000's)	$2,282		$1,315		$1,911		$2,339	$532
Portfolio turnover rate(f)	—		—		—		—	—

(a)  Period from commencement of operations.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(f)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Falling U.S. Dollar :: 283

Investment Objective: The ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Repurchase Agreements	110%
Total Exposure	110%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (109.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $184,507,000	$184,507,000	$184,507,000
TOTAL REPURCHASE AGREEMENTS (Cost $184,507,000)		184,507,000
TOTAL INVESTMENT SECURITIES (Cost $184,507,000)—109.6%		184,507,000
Net other assets (liabilities)—(9.6)%		(16,176,657)
NET ASSETS—100.0%		$168,330,343

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

284 :: ProFund VP Money Market :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$184,507,000
Repurchase agreements, at value	184,507,000
Total Investment Securities, at value	184,507,000
Cash	833
Receivable for capital shares issued	480,575
Receivable from Advisor	82,515
Prepaid expenses	2,080
TOTAL ASSETS	185,073,003
LIABILITIES:
Payable for capital shares redeemed	16,447,119
Administration fees payable	6,273
Administrative services fees payable	36,363
Distribution fees payable	88,186
Trustee fees payable	17
Transfer agency fees payable	17,378
Fund accounting fees payable	13,377
Compliance services fees payable	1,696
Other accrued expenses	132,251
TOTAL LIABILITIES	16,742,660
NET ASSETS	$168,330,343
NET ASSETS CONSIST OF:
Capital	$168,330,343
NET ASSETS	$168,330,343
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	168,330,343
Net Asset Value (offering and redemption price per share)	$1.00
Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$45,845
EXPENSES:
Advisory fees	672,186
Management services fees	89,624
Administration fees	37,453
Transfer agency fees	53,580
Administrative services fees	72,072
Distribution fees	178,001
Custody fees	4,449
Fund accounting fees	71,934
Trustee fees	1,345
Compliance services fees	1,027
Other fees	73,134
Total Gross Expenses before reductions	1,254,805
Less Expenses reduced by the Advisor	(1,226,907)
TOTAL NET EXPENSES	27,898
NET INVESTMENT INCOME (LOSS)	17,947
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$17,947

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Money Market :: 285

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$17,947	$44,671
Change in net assets resulting from operations	17,947	44,671
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(17,947)	(44,671)
Change in net assets resulting from distributions	(17,947)	(44,671)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,362,018,219	2,668,232,055
Dividends reinvested	17,947	44,671
Value of shares redeemed	(1,365,925,748)	(2,724,352,132)
Change in net assets resulting from capital transactions	(3,889,582)	(56,075,406)
Change in net assets	(3,889,582)	(56,075,406)
NET ASSETS:
Beginning of period	172,219,925	228,295,331
End of period	$168,330,343	$172,219,925
SHARE TRANSACTIONS:
Issued	1,362,018,219	2,668,232,055
Reinvested	17,947	44,671
Redeemed	(1,365,925,748)	(2,724,352,132)
Change in shares	(3,889,582)	(56,075,406)

See accompanying notes to the financial statements.

286 :: ProFund VP Money Market :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008		Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000
Investment Activities:
Net investment income (loss)	—	(a)	—	(a)	—	(a)	0.008		0.037	0.036
Distributions to Shareholders From:
Net investment income	—	(a)	—	(a)	—	(a)	(0.008)		(0.037)	(0.036)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000
Total Return	0.01	%(b)	0.02%		0.03%		0.84%		3.77%	3.68%
Ratios to Average Net Assets:
Gross expenses(c)	1.40%		1.45%		1.41%		1.49%		1.37%	1.33%
Net expenses(c)	0.03	%(d)	0.09	%(d)	0.06	%(d)	0.99	%(d)	1.30%	1.29%
Net investment income (loss)(c)	0.02%		0.02%		0.03%		0.82%		3.67%	3.65%
Supplemental Data:
Net assets, end of period (000's)	$168,330		$172,220		$228,295		$275,018		$251,771	$152,750

(a)  Amount is less than $0.0005.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.

`

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Money Market :: 287

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Notes to Financial Statements

1. Organization

ProFunds (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the "ProFunds VP" and individually, a "ProFund VP"). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the "non-money market ProFunds VP." Each non-money market ProFund VP is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds' VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund VP will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the "Advisor"). Repurchase agreements are subject to the seller's agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP's custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

At June 30, 2011, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.00%, dated 6/30/11, due 7/1/11(1)	HSBC Securities (USA), Inc., 0.00%, dated 6/30/11, due 7/1/11(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.00%, dated 6/30/11, due 7/1/11(3)	UBS Securities LLC, 0.00%, dated 6/30/11, due 7/1/11(4)	UMB Bank N.A., 0.00%, dated 6/30/11, due 7/1/11(5)
ProFund VP Bull	$6,286,000	$13,114,000	$103,000	$665,000	$1,082,000
ProFund VP Mid-Cap	1,757,000	1,753,000	1,757,000	1,757,000	1,757,000
ProFund VP Small-Cap	1,548,000	3,232,000	24,000	163,000	272,000
ProFund VP Dow 30	63,000	60,000	63,000	63,000	63,000
ProFund VP NASDAQ-100	6,252,000	13,042,000	103,000	662,000	1,074,000
ProFund VP Large-Cap Growth	52,000	110,000	—	5,000	12,000
ProFund VP Mid-Cap Value	23,000	49,000	—	2,000	7,000
ProFund VP Mid-Cap Growth	36,000	76,000	—	3,000	9,000
ProFund VP Small-Cap Growth	6,000	12,000	—	—	3,000
ProFund VP Asia 30	42,000	88,000	—	4,000	10,000
ProFund VP Europe 30	171,000	357,000	2,000	18,000	31,000

290 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

Fund Name	Deutsche Bank Securities, Inc., 0.00%, dated 6/30/11, due 7/1/11(1)	HSBC Securities (USA), Inc., 0.00%, dated 6/30/11, due 7/1/11(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.00%, dated 6/30/11, due 7/1/11(3)	UBS Securities LLC, 0.00%, dated 6/30/11, due 7/1/11(4)	UMB Bank N.A., 0.00%, dated 6/30/11, due 7/1/11(5)
ProFund VP International	$3,286,000	$3,278,000	$3,286,000	$3,286,000	$3,286,000
ProFund VP Emerging Markets	303,000	296,000	303,000	303,000	303,000
ProFund VP Japan	1,541,000	1,538,000	1,541,000	1,541,000	1,541,000
ProFund VP UltraBull	3,612,000	7,536,000	58,000	381,000	626,000
ProFund VP UltraMid-Cap	1,346,000	2,811,000	22,000	142,000	235,000
ProFund VP UltraSmall-Cap	5,646,000	11,776,000	92,000	597,000	973,000
ProFund VP UltraNASDAQ-100	4,819,000	10,053,000	78,000	508,000	833,000
ProFund VP Bear	6,506,000	6,502,000	6,506,000	6,506,000	6,506,000
ProFund VP Short Mid-Cap	867,000	860,000	867,000	867,000	867,000
ProFund VP Short Small-Cap	3,875,000	3,871,000	3,875,000	3,875,000	3,875,000
ProFund VP Short Dow 30	46,000	43,000	46,000	46,000	46,000
ProFund VP Short NASDAQ-100	2,876,000	2,869,000	2,876,000	2,876,000	2,876,000
ProFund VP Short International	419,000	415,000	419,000	419,000	419,000
ProFund VP Short Emerging Markets	436,000	431,000	436,000	436,000	436,000
ProFund VP UltraShort Dow 30	640,000	636,000	640,000	640,000	640,000
ProFund VP UltraShort NASDAQ-100	856,000	852,000	856,000	856,000	856,000
ProFund VP Basic Materials	8,000	18,000	—	—	4,000
ProFund VP Biotechnology	13,000	27,000	—	1,000	4,000
ProFund VP Consumer Services	—	1,000	—	—	2,000
ProFund VP Financials	1,000	2,000	—	—	1,000
ProFund VP Industrials	1,000	2,000	—	—	1,000
ProFund VP Pharmaceuticals	65,000	135,000	1,000	6,000	13,000
ProFund VP Precious Metals	25,616,000	25,611,000	25,616,000	25,616,000	25,616,000
ProFund VP Real Estate	54,000	112,000	—	5,000	12,000
ProFund VP Semiconductor	2,000	6,000	—	—	2,000
ProFund VP Technology	11,000	23,000	—	1,000	3,000
ProFund VP Telecommunications	52,000	109,000	—	5,000	11,000
ProFund VP Utilities	28,000	60,000	—	3,000	7,000
ProFund VP U.S. Government Plus	9,127,000	9,122,000	9,127,000	9,127,000	9,127,000
ProFund VP Rising Rates Opportunity	9,603,000	9,596,000	9,603,000	9,603,000	9,603,000
ProFund VP Falling U.S. Dollar	453,000	449,000	453,000	453,000	453,000
ProFund VP Money Market	36,902,000	36,899,000	36,902,000	36,902,000	36,902,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at June 30, 2011 as follows:

(1)  Federal Home Loan Mortgage Corp., 3.15% to 3.50%, due 8/17/20 to 10/28/20

(2)  Federal Home Loan Bank, 1.00%, due 11/18/13 to 8/22/14, Federal National Mortgage Association, 1.13% to 6.13%, due 3/15/12 to 5/1/13, Federal Home Loan Mortgage Corp., 4.38% to 4.75%, due 7/15/13 to 11/17/15

(3)  U.S. Treasury Notes, 0.63%, due 12/31/12

(4)  Federal National Mortgage Association, 1.25% to 1.75%, due 5/7/13 to 2/27/14

(5)  U.S. Treasury Notes, 0.75% to 2.63%, due 12/15/13 to 5/31/15, Federal Home Loan Bank, 0.88% to 3.63%, due 9/16/11 to 5/29/15, Federal Farm Credit Bank, 0.88% to 2.00%, due 1/17/12 to 11/12/14, Federal Home Loan Mortgage Corp., 2.52% to 5.00%, due 1/30/14 to 12/9/14

Depositary Receipts

Certain ProFunds VP may invest in American Depositary Receipts ("ADRs"), New York Shares ("NYSs") and Global Registered Shares ("GRSs"). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter ("OTC"), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. An NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home (foreign) market. Similar to NYSs, GRSs give companies a way to list and trade their shares directly on the New York Stock Exchange, while remaining fully fungible with the shares traded in their home country.

Real Estate Investment Trusts

The non-money market ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts ("REITS") which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 291 benchmark, as appropriate, based upon each ProFund VP's investment objective. All derivative instruments held during the period ended June 30, 2011, gained exposure to each ProFund VP's benchmark (e.g., index, etc.) to meet its investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP's Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP's investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with investment securities to meet their investment objective during the period ended June 30, 2011. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period. The volume associated with derivate positions in the ProFund VP UltraMid-Cap, ProFund VP Banks, ProFund VP Biotechnology, ProFund VP Pharmaceuticals, ProFund VP Semiconductor, ProFund VP Telecommunications and ProFund VP U.S. Government Plus was 134%, 8%, 5%, 10%, 6%, 11% and 88%, respectively, based on average monthly notional amount in comparison to net assets during the period ended June 30, 2011.

The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The non-money market ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon. The non-money market ProFunds VP use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The non-money market ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to the foreign currency denominated futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Options

The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index option transactions are in cash.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. During the period ended June 30, 2011, the ProFunds VP did not write options.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward

292 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFund VP could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against nonpayment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

The ProFunds VP remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP. In the event of the bankruptcy of a counterparty, the ProFund VP will have direct access to the collateral received from the counterparty, generally as of the day prior to the bankruptcy, because there is a one day time lag between the ProFund's VP request for collateral and the delivery of such collateral. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of June 30, 2011, the collateral posted by counterparties consisted of U.S. treasury securities.

Swap Agreements

The non-money market ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP. The non-money market ProFunds VP use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP's obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of underlying instruments. Pursuant to valuation procedures approved by the Board of Trustees, the net amount of the excess, if any, of each ProFund VP's obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the ProFund VP's custodian. In a long swap agreement where the fund receives the return on the index, the gain or loss on the notional amount plus dividends or interest on the underlying instrument or reference entity less the interest payable by each ProFund VP on the notional amount, as well as any trading spreads the ProFunds VP may agree to pay the counterparty on the notional amount are recorded as "unrealized gain or loss on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "net realized gains (losses) on swap agreements."

Some ProFunds VP may also enter into swap agreements that provide the opposite return of their underlying instrument or reference entity ("short" the index or security) where the fund pays the return on the index. Their operations are similar to the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and the dividends or interest on the underlying instruments reduce the value of the swap, plus, any trading spreads that the ProFunds VP may pay to the counterparty on the notional amount. These amounts are netted with any unrealized gains or losses to determine the value of the swap.

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 293 agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap table included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap table included in the Schedule of Portfolio Investments. A ProFund VP will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties limiting the net amount due from any individual counterparty and generally requiring collateral to be posted by the counterparty for amounts owed to the ProFunds VP. All of the outstanding swap agreements at June 30, 2011 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is obligated to pay or entitled to receive the "unrealized gain or loss" amount.

The ProFund VP, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP. In the event of the bankruptcy of a counterparty, the ProFund VP will have direct access to the collateral received from the counterparty, generally as of the day prior to the bankruptcy, because there is a one day time lag between the ProFund's VP request for collateral and the delivery of such collateral. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of June 30, 2011, the collateral posted by counterparties consisted of U.S. treasury securities.

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the ProFund VP's Statement of Assets and Liabilities as of June 30, 2011:

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Bull	$328,659	$372,988	$—	$—	$—	$—
ProFund VP Mid-Cap	—	264,822	—	—	—	—
ProFund VP Small-Cap	37,110	126,171	—	—	—	—
ProFund VP Dow 30	3,836	6,047	—	—	—	—
ProFund VP NASDAQ-100	73,399	661,395	—	—	—	—
ProFund VP Europe 30	16,600	—	—	—	—	—
ProFund VP International	—	743,498	—	—	—	—
ProFund VP Emerging Markets	—	73,913	—	—	—	—
ProFund VP Japan	403,000	—	—	—	—	—
ProFund VP UltraBull	121,432	836,716	—	—	—	—
ProFund VP UltraMid-Cap	171,723	749,414	—	—	—	—
ProFund VP UltraSmall-Cap	156,687	1,093,448	—	—	—	—
ProFund VP UltraNASDAQ-100	145,268	1,493,809	—	—	—	—
ProFund VP Bear	—	—	—	345,617	599,199	—
ProFund VP Short Mid-Cap	—	—	—	34,461	93,755	—
ProFund VP Short Small-Cap	—	—	—	33,053	459,629	—
ProFund VP Short Dow 30	—	—	—	—	5,138	—
ProFund VP Short NASDAQ-100	—	—	—	78,176	304,873	—
ProFund VP Short International	—	—	—	—	91,617	—
ProFund VP Short Emerging Markets	—	—	—	—	82,854	—
ProFund VP UltraShort Dow 30	—	—	—	5,781	167,528	—
ProFund VP UltraShort NASDAQ-100	—	—	—	6,132	211,025	—
ProFund VP Banks	—	—	—	—	152	—

294 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
ProFund VP Biotechnology	$—	$—	$—	$—	$358	$—
ProFund VP Oil & Gas	—	—	—	—	242	—
ProFund VP Pharmaceuticals	—	—	—	—	945	—
ProFund VP Precious Metals	—	3,471,583	—	—	—	—
ProFund VP Semiconductor	—	—	—	—	100	—
ProFund VP Telecommunications	—	—	—	—	1,185	—
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	4,284	—	12,081	—	—	9,477
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	—	—	—	—	701,574	—
ProFund VP Rising Rates Opportunity	—	918,331	—	—	—	—

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the ProFund VP's Statement of Operations for the period ended June 30, 2011:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
ProFund VP Bull	$663,186	$431,761	$—	$388,443
ProFund VP Mid-Cap	210,498	248,931	—	295,071
ProFund VP Small-Cap	179,055	203,283	—	213,411
ProFund VP Dow 30	(716)	1,256	—	9,574
ProFund VP NASDAQ-100	296,083	574,576	—	778,363
ProFund VP Europe 30	32,063	—	—	3,481
ProFund VP International	76,237	(109,547)	—	513,014
ProFund VP Emerging Markets	—	(106,479)	—	(334,448)
ProFund VP Japan	(1,140,293)	—	—	444,584
ProFund VP UltraBull	500,065	1,748,637	—	837,237
ProFund VP UltraMid-Cap	530,994	1,861,337	—	736,590
ProFund VP UltraSmall-Cap	94,489	(156,458)	—	1,874,585
ProFund VP UltraNASDAQ-100	105,923	384,037	—	1,813,848
ProFund VP Bear	(288,252)	(1,000,513)	—	(837,647)
ProFund VP Short Mid-Cap	(36,434)	(158,640)	—	(130,017)
ProFund VP Short Small-Cap	(37,350)	(47,231)	—	(533,402)
ProFund VP Short Dow 30	—	(3,622)	—	(5,002)
ProFund VP Short NASDAQ-100	(70,728)	(110,360)	—	(435,978)
ProFund VP Short International	(32,891)	(55,742)	—	(72,587)
ProFund VP Short Emerging Markets	—	(64,603)	—	(23,633)
ProFund VP UltraShort Dow 30	(14,072)	(92,913)	—	(170,467)
ProFund VP UltraShort NASDAQ-100	(34,366)	(277,361)	—	(235,068)
ProFund VP Banks	—	47,784	—	268
ProFund VP Biotechnology	—	6,489	—	(178)
ProFund VP Oil & Gas	—	—	—	(242)
ProFund VP Pharmaceuticals	—	17,367	—	(465)
ProFund VP Precious Metals	—	(18,239,738)	—	(243,188)
ProFund VP Semiconductor	—	845	—	(40)
ProFund VP Telecommunications	—	41,859	—	(45)
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	(843)	—	120,132	(22,832)
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	(24,074)	(757,054)	—	(1,958,844)
ProFund VP Rising Rates Opportunity	2,055	(2,725,104)	—	29,328

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 295

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually. ProFund VP Real Estate declares and pays dividends from net investment income quarterly. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as "Fees paid indirectly."

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU 2011-04"). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds' VP investments are summarized in the three broad levels listed below:

•  Level 1–quoted prices in active markets for identical assets

•  Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3–significant unobservable inputs (including the ProFunds' VP own assumptions in determining the fair value of investments)

296 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System ("NASDAQ/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Exchange traded derivatives (e.g., futures contracts and options on securities, indices and futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements and forward currency contracts) are valued based on procedures approved by the Trust's Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. While the Trust's policy is intended to result in a calculation of a ProFund VP's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

A summary of the valuations as of June 30, 2011, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs	Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$76,365,505	$—	$—	$—	$—	$76,365,505	$—
Rights/Warrants	7	—	—	—	—	7	—
Repurchase Agreements	—	—	21,250,000	—	—	21,250,000	—
Futures Contracts	—	328,659	—	—	—	—	328,659
Swap Agreements	—	—	—	372,988	—	—	372,988
Total	$76,365,512	$328,659	$21,250,000	$372,988	$—	$97,615,512	$701,647
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$8,781,000	$—	$—	$8,781,000	$—
Swap Agreements	—	—	—	264,822	—	—	264,822
Total	$—	$—	$8,781,000	$264,822	$—	$8,781,000	$264,822

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 297

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities		Investment Securities	Other Financial Instruments^
ProFund VP Small-Cap
Common Stocks	$1,075,613	$—	$—	$—	$—		$1,075,613	$—
Repurchase Agreements	—	—	5,239,000	—	—		5,239,000	—
Futures Contracts	—	37,110	—	—	—		—	37,110
Swap Agreements	—	—	—	126,171	—		—	126,171
Total	$1,075,613	$37,110	$5,239,000	$126,171	$—		$6,314,613	$163,281
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$312,000	$—	$—		$312,000	$—
Futures Contracts	—	3,836	—	—	—		—	3,836
Swap Agreements	—	—	—	6,047	—		—	6,047
Total	$—	$3,836	$312,000	$6,047	$—		$312,000	$9,883
ProFund VP NASDAQ-100
Common Stocks	$23,955,820	$—	$—	$—	$—		$23,955,820	$—
Repurchase Agreements	—	—	21,133,000	—	—		21,133,000	—
Futures Contracts	—	73,399	—	—	—		—	73,399
Swap Agreements	—	—	—	661,395	—		—	661,395
Total	$23,955,820	$73,399	$21,133,000	$661,395	$—		$45,088,820	$734,794
ProFund VP Large-Cap Value
Common Stocks	$26,396,255	$—	$—	$—	$—		$26,396,255	$—
Rights/Warrants	8	—	—	—	—		8	—
Total	$26,396,263	$—	$—	$—	$—		$26,396,263	$—
ProFund VP Large-Cap Growth
Common Stocks	$27,210,497	$—	$—	$—	$—		$27,210,497	$—
Repurchase Agreements	—	—	179,000	—	—		179,000	—
Total	$27,210,497	$—	$179,000	$—	$—		$27,389,497	$—
ProFund VP Mid-Cap Value
Common Stocks	$29,596,523	$—	$—	$—	$—		$29,596,523	$—
Repurchase Agreements	—	—	81,000	—	—		81,000	—
Total	$29,596,523	$—	$81,000	$—	$—		$29,677,523	$—
ProFund VP Mid-Cap Growth
Common Stocks	$63,745,800	$—	$—	$—	$—	*	$63,745,800	$—
Repurchase Agreements	—	—	124,000	—	—		124,000	—
Total	$63,745,800	$—	$124,000	$—	$—	*	$63,869,800	$—
ProFund VP Small-Cap Value
Common Stocks	$26,291,455	$—	$—	$—	$—		$26,291,455	$—
Total	$26,291,455	$—	$—	$—	$—		$26,291,455	$—
ProFund VP Small-Cap Growth
Common Stocks	$45,979,917	$—	$—	$—	$—		$45,979,917	$—
Repurchase Agreements	—	—	21,000	—	—		21,000	—
Total	$45,979,917	$—	$21,000	$—	$—		$46,000,917	$—
ProFund VP Asia 30
Common Stocks	$77,266,208	$—	$—	$—	$—		$77,266,208	$—
Repurchase Agreements	—	—	144,000	—	—		144,000	—
Total	$77,266,208	$—	$144,000	$—	$—		$77,410,208	$—
ProFund VP Europe 30
Common Stocks	$45,060,386	$—	$—	$—	$—		$45,060,386	$—
Repurchase Agreements	—	—	579,000	—	—		579,000	—
Futures Contracts	—	16,600	—	—	—		—	16,600
Total	$45,060,386	$16,600	$579,000	$—	$—		$45,639,386	$16,600

298 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities		Investment Securities	Other Financial Instruments^
ProFund VP International
Repurchase Agreements	$—	$—	$16,422,000	$—	$—		$16,422,000	$—
Swap Agreements	—	—	—	743,498	—		—	743,498
Total	$—	$—	$16,422,000	$743,498	$—		$16,422,000	$743,498
ProFund VP Emerging Markets
Common Stocks	$21,106,768	$—	$—	$—	$—		$21,106,768	$—
Preferred Stocks	3,588,815	—	—	—	—		3,588,815	—
Repurchase Agreements	—	—	1,508,000	—	—		1,508,000	—
Swap Agreements	—	—	—	73,913	—		—	73,913
Total	$24,695,583	$—	$1,508,000	$73,913	$—		$26,203,583	$73,913
ProFund VP Japan
Repurchase Agreements	$—	$—	$7,702,000	$—	$—		$7,702,000	$—
Futures Contracts	—	403,000	—	—	—		—	403,000
Total	$—	$403,000	$7,702,000	$—	$—		$7,702,000	$403,000
ProFund VP UltraBull
Common Stocks	$7,542,281	$—	$—	$—	$—		$7,542,281	$—
Rights/Warrants	10	—	—	—	—		10	—
Repurchase Agreements	—	—	12,213,000	—	—		12,213,000	—
Futures Contracts	—	121,432	—	—	—		—	121,432
Swap Agreements	—	—	—	836,717	—		—	836,717
Total	$7,542,291	$121,432	$12,213,000	$836,717	$—		$19,755,291	$958,149
ProFund VP UltraMid-Cap
Common Stocks	$20,554,142	$—	$—	$—	$—	*	$20,554,142	$—
Repurchase Agreements	—	—	4,556,000	—	—		4,556,000	—
Futures Contracts	—	171,723	—	—	—		—	171,723
Swap Agreements	—	—	—	749,414	—		—	749,414
Total	$20,554,142	$171,723	$4,556,000	$749,414	$—	*	$25,110,142	$921,137
ProFund VP UltraSmall-Cap
Common Stocks	$3,047,579	$—	$—	$—	$—		$3,047,579	$—
Repurchase Agreements	—	—	19,084,000	—	—		19,084,000	—
Futures Contracts	—	156,687	—	—	—		—	156,687
Swap Agreements	—	—	—	1,093,448	—		—	1,093,448
Total	$3,047,579	$156,687	$19,084,000	$1,093,448	$—		$22,131,579	$1,250,135
ProFund VP UltraNASDAQ-100
Common Stocks	$16,144,140	$—	$—	$—	$—		$16,144,140	$—
Repurchase Agreements	—	—	16,291,000	—	—		16,291,000	—
Futures Contracts	—	145,268	—	—	—		—	145,268
Swap Agreements	—	—	—	1,493,809	—		—	1,493,809
Total	$16,144,140	$145,268	$16,291,000	$1,493,809	$—		$32,435,140	$1,639,077
ProFund VP Bear
Repurchase Agreements	$—	$—	$32,526,000	$—	$—		$32,526,000	$—
Futures Contracts	—	(345,617)	—	—	—		—	(345,617)
Swap Agreements	—	—	—	(599,199)	—		—	(599,199)
Total	$—	$(345,617)	$32,526,000	$(599,199)	$—		$32,526,000	$(944,816)
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$4,328,000	$—	$—		$4,328,000	$—
Futures Contracts	—	(34,461)		—			—	(34,461)
Swap Agreements	—	—	—	(93,755)	—		—	(93,755)
Total	$—	$(34,461)	$4,328,000	$(93,755)	$—		$4,328,000	$(128,216)

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 299

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs	Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Investment Securities	Other Financial Instruments^
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$19,371,000	$—	$—	$19,371,000	$—
Futures Contracts	—	(33,053)	—	—	—	—	(33,053)
Swap Agreements	—	—	—	(459,629)	—	—	(459,629)
Total	$—	$(33,053)	$19,371,000	$(459,629)	$—	$19,371,000	$(492,682)
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$227,000	$—	$—	$227,000	$—
Swap Agreements	—	—	—	(5,138)	—	—	(5,138)
Total	$—	$—	$227,000	$(5,138)	$—	$227,000	$(5,138)
ProFund VP Short NASDAQ-100
Repurchase Agreements	$—	$—	$14,373,000	$—	$—	$14,373,000	$—
Futures Contracts	—	(78,176)	—	—	—	—	(78,176)
Swap Agreements	—	—	—	(304,873)	—	—	(304,873)
Total	$—	$(78,176)	$14,373,000	$(304,873)	$—	$14,373,000	$(383,049)
ProFund VP Short International
Repurchase Agreements	$—	$—	$2,091,000	$—	$—	$2,091,000	$—
Swap Agreements	—	—	—	(91,617)	—	—	(91,617)
Total	$—	$—	$2,091,000	$(91,617)	$—	$2,091,000	$(91,617)
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$2,175,000	$—	$—	$2,175,000	$—
Swap Agreements	—	—	—	(82,854)	—	—	(82,854)
Total	$—	$—	$2,175,000	$(82,854)	$—	$2,175,000	$(82,854)
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$3,196,000	$—	$—	$3,196,000	$—
Futures Contracts	—	(5,781)	—	—	—	—	(5,781)
Swap Agreements	—	—	—	(167,528)	—	—	(167,528)
Total	$—	$(5,781)	$3,196,000	$(167,528)	$—	$3,196,000	$(173,309)
ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$—	$—	$4,276,000	$—	$—	$4,276,000	$—
Futures Contracts	—	(6,132)	—	—	—	—	(6,132)
Swap Agreements	—	—	—	(211,025)	—	—	(211,025)
Total	$—	$(6,132)	$4,276,000	$(211,025)	$—	$4,276,000	$(217,157)
ProFund VP Banks
Common Stocks	$3,336,955	$—	$—	$—	$—	$3,336,955	$—
Swap Agreements	—	—	—	(152)	—	—	(152)
Total	$3,336,955	$—	$—	$(152)	$—	$3,336,955	$(152)
ProFund VP Basic Materials
Common Stocks	$56,738,559	$—	$—	$—	$—	$56,738,559	$—
Repurchase Agreements	—	—	30,000	—	—	30,000	—
Total	$56,738,559	$—	$30,000	$—	$—	$56,768,559	$—
ProFund VP Biotechnology
Common Stocks	$10,368,061	$—	$—	$—	$—	$10,368,061	$—
Repurchase Agreements	—	—	45,000	—	—	45,000	—
Swap Agreements	—	—	—	(358)	—	—	(358)
Total	$10,368,061	$—	$45,000	$(358)	$—	$10,413,061	$(358)
ProFund VP Consumer Goods
Common Stocks	$22,684,901	$—	$—	$—	$—	$22,684,901	$—
Total	$22,684,901	$—	$—	$—	$—	$22,684,901	$—

300 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities		Investment Securities	Other Financial Instruments^
ProFund VP Consumer Services
Common Stocks	$16,771,922	$—	$—	$—	$—		$16,771,922	$—
Repurchase Agreements	—	—	3,000	—	—		3,000	—
Total	$16,771,922	$—	$3,000	$—	$—		$16,774,922	$—
ProFund VP Financials
Common Stocks	$26,326,969	$—	$—	$—	$—		$26,326,969	$—
Rights/Warrants	1	—	—	—	—		1	—
Repurchase Agreements	—	—	4,000	—	—		4,000	—
Total	$26,326,970	$—	$4,000	$—	$—		$26,330,970	$—
ProFund VP Health Care
Common Stocks	$43,036,028	$—	$—	$—	$—		$43,036,028	$—
Total	$43,036,028	$—	$—	$—	$—		$43,036,028	$—
ProFund VP Industrials
Common Stocks	$17,654,610	$—	$—	$—	$—		$17,654,610	$—
Repurchase Agreements	—	—	4,000	—	—		4,000	—
Total	$17,654,610	$—	$4,000	$—	$—		$17,658,610	$—
ProFund VP Internet
Common Stocks	$7,322,062	$—	$—	$—	$—		$7,322,062	$—
Total	$7,322,062	$—	$—	$—	$—		$7,322,062	$—
ProFund VP Oil & Gas
Common Stocks	$93,598,441	$—	$—	$—	$—	*	$93,598,441	$—
Swap Agreements	—	—	—	(242)	—		—	(242)
Total	$93,598,441	$—	$—	$(242)	$—	*	$93,598,441	$(242)
ProFund VP Pharmaceuticals
Common Stocks	$14,603,208	$—	$—	$—	$—		$14,603,208	$—
Repurchase Agreements	—	—	220,000	—	—		220,000	—
Swap Agreements	—	—	—	(945)	—		—	(945)
Total	$14,603,208	$—	$220,000	$(945)	$—		$14,823,208	$(945)
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$128,075,000	$—	$—		$128,075,000	$—
Swap Agreements	—	—	—	3,471,583	—		—	3,471,583
Total	$—	$—	$128,075,000	$3,471,583	$—		$128,075,000	$3,471,583
ProFund VP Real Estate
Common Stocks	$24,314,071	$—	$—	$—	$—		$24,314,071	$—
Repurchase Agreements	—	—	183,000	—	—		183,000	—
Total	$24,314,071	$—	$183,000	$—	$—		$24,497,071	$—
ProFund VP Semiconductor
Common Stocks	$1,419,418	$—	$—	$—	$—		$1,419,418	$—
Repurchase Agreements	—	—	10,000	—	—		10,000	—
Swap Agreements	—	—	—	(100)	—		—	(100)
Total	$1,419,418	$—	$10,000	$(100)	$—		$1,429,418	$(100)
ProFund VP Technology
Common Stocks	$13,449,535	$—	$—	$—	$—		$13,449,535	$—
Repurchase Agreements	—	—	38,000	—	—		38,000	—
Total	$13,449,535	$—	$38,000	$—	$—		$13,487,535	$—
June 30, 2011 (unaudited) :: Notes to Financial Statements :: 301

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs	Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Investment Securities	Other Financial Instruments^
ProFund VP Telecommunications
Common Stocks	$12,172,281	$—	$—	$—	$—	$12,172,281	$—
Repurchase Agreements	—	—	177,000	—	—	177,000	—
Swap Agreements	—	—	—	(1,185)	—	—	(1,185)
Total	$12,172,281	$—	$177,000	$(1,185)	$—	$12,349,281	$(1,185)
ProFund VP Utilities
Common Stocks	$44,160,634	$—	$—	$—	$—	$44,160,634	$—
Repurchase Agreements	—	—	98,000	—	—	98,000	—
Total	$44,160,634	$—	$98,000	$—	$—	$44,258,634	$—
ProFund VP U.S. Government Plus
U.S. Treasury Obligations	$—	$—	$17,978,906	$—	$—	$17,978,906	$—
Repurchase Agreements	—	—	45,630,000	—	—	45,630,000	—
Swap Agreements	—	—	—	(701,574)	—	—	(701,574)
Total	$—	$—	$63,608,906	$(701,574)	$—	$63,608,906	$(701,574)
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$48,008,000	$—	$—	$48,008,000	$—
Swap Agreements	—	—	—	918,331	—	—	918,331
Total	$—	$—	$48,008,000	$918,331	$—	$48,008,000	$918,331
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$2,261,000	$—	$—	$2,261,000	$—
Forward Currency Contracts	—	—	—	2,604	—	—	2,604
Futures Contracts	—	4,284	—	—	—	—	4,284
Total	$—	$4,284	$2,261,000	$2,604	$—	$2,261,000	$6,888
ProFund VP Money Market
Repurchase Agreements	$—	$—	$184,507,000	$—	$—	$184,507,000	$—
Total	$—	$—	$184,507,000	$—	$—	$184,507,000	$—

^  Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*  Securities issued in connection with a pending litigation settlement and were fair valued at $0. The security held in ProFund VP Mid-Cap Growth and ProFund VP UltraMid-Cap is categorized as Retail and the security held in ProFund VP Oil & Gas is catergoized as Pipelines.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of June 30, 2011.

4. Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund's VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund's VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. ("Citi"), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust's and Access One Trust's aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund

302 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust's and Access One Trust's aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor.

Under a Distribution and Shareholder Services Plan (the "Plan"), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

During the period ended June 30, 2011, ProFund VP Money Market paid an amount less than 0.25% on an annualized basis of its average daily net assets to maintain a more competitive yield. Had ProFund VP Money Market paid an amount equal to 0.25% of its average daily net assets, the Distribution and Service Fees would have been $224,063 for the period ended June 30, 2011.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as "Administrative services fees."

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees will also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended June 30, 2011, actual Trustee compensation was $223,877 in aggregate from the Trust and affiliated Trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus' operating expenses are limited to an annualized rate of 1.38% of its average daily net assets. ProFund VP Money Market's operating expenses are limited to an annualized rate of 1.35% of its average daily net assets. These expense limitations remain in effect until April 30, 2012.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of June 30, 2011, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 04/30/12	Expires 04/30/13	Expires 04/30/14	Expires 04/30/15	Total
ProFund VP Bull	$126,900	$78,992	$46,771	$3,336	$255,999
ProFund VP Mid-Cap	5,663	—	3,130	66	8,859
ProFund VP Small-Cap	1,788	26,469	22,818	4,147	55,222
ProFund VP Dow 30	1,729	—	2,856	—	4,585
ProFund VP NASDAQ-100	69,998	68,545	41,156	6,840	186,539
ProFund VP Large-Cap Value	97,951	57,440	63,523	7,416	226,330
ProFund VP Large-Cap Growth	93,898	54,019	47,564	6,188	201,669
ProFund VP Mid-Cap Value	69,613	47,637	57,467	7,936	182,653
ProFund VP Mid-Cap Growth	80,676	53,088	71,990	11,471	217,225
ProFund VP Small-Cap Value	82,762	67,168	83,928	7,357	241,215
ProFund VP Small-Cap Growth	79,401	71,321	64,330	10,960	226,012
ProFund VP Asia 30	106,690	51,307	4,087	—	162,084
ProFund VP Europe 30	36,510	55,765	7,099	3,286	102,660
ProFund VP International	—	—	—	1,802	1,802
ProFund VP Emerging Markets	801	—	—	2,064	2,865
ProFund VP Japan	15,335	11,280	13,349	7,500	47,464
ProFund VP UltraBull	64,013	10,853	11,281	—	86,147
ProFund VP UltraMid-Cap	49,741	24,846	33,924	3,978	112,489
ProFund VP UltraSmall-Cap	34,841	28,092	36,731	5,745	105,409
ProFund VP UltraNASDAQ-100	65,680	31,874	37,377	3,963	138,894
ProFund VP Bear	77,338	44,422	32,721	1,012	155,493
ProFund VP Short Mid-Cap	9,924	9,498	7,337	448	27,207

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 303

	Expires 04/30/12	Expires 04/30/13	Expires 04/30/14	Expires 04/30/15	Total
ProFund VP Short Small-Cap	$22,389	$30,693	$12,739	$411	$66,232
ProFund VP Short Dow 30	5,476	1,429	3,687	626	11,218
ProFund VP Short NASDAQ-100	44,947	21,074	19,645	1,245	86,911
ProFund VP Short International	4,189	2,917	4,038	410	11,554
ProFund VP Short Emerging Markets	5,422	3,223	2,263	775	11,683
ProFund VP UltraShort Dow 30	5,453	—	4,142	890	10,485
ProFund VP UltraShort NASDAQ-100	4,280	—	7,988	2,042	14,310
ProFund VP Banks	30,479	19,337	15,627	2,095	67,538
ProFund VP Basic Materials	89,196	62,023	42,684	6,304	200,207
ProFund VP Biotechnology	31,225	11,892	8,847	689	52,653
ProFund VP Consumer Goods	28,975	22,796	23,594	3,577	78,942
ProFund VP Consumer Services	23,581	24,087	38,416	4,224	90,308
ProFund VP Financials	55,521	42,736	31,673	3,482	133,412
ProFund VP Health Care	51,152	18,123	14,848	2,548	86,671
ProFund VP Industrials	33,620	37,617	41,467	7,522	120,226
ProFund VP Internet	12,169	14,048	13,190	1,753	41,160
ProFund VP Oil & Gas	155,284	98,078	60,715	12,383	326,460
ProFund VP Pharmaceuticals	15,367	20,198	6,533	1,399	43,497
ProFund VP Precious Metals	107,185	146,390	110,676	16,071	380,322
ProFund VP Real Estate	32,854	22,705	33,855	3,695	93,109
ProFund VP Semiconductor	13,234	9,009	8,651	1,718	32,612
ProFund VP Technology	18,478	20,720	7,827	1,354	48,379
ProFund VP Telecommunications	28,034	11,430	14,763	2,469	56,696
ProFund VP Utilities	100,732	34,576	28,302	4,515	168,125
ProFund VP U.S. Government Plus	173,433	46,914	49,182	3,885	273,414
ProFund VP Rising Rates Opportunity	36,185	28,641	12,368	3,943	81,137
ProFund VP Falling U.S. Dollar	2,218	—	3,662	791	6,671
ProFund VP Money Market	491,368	249,555	177,987	10,514	929,424

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Money Market through April 30, 2012 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the ProFund VP Money Market's net yield to fall below the highest previously determined minimum yield and such recoupment would not be subject to the contractual operating expense limit in effect at the time of such recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of June 30, 2011, the recoupments that may potentially be made by ProFund VP Money Market are as follows:

	Expires 04/30/13	Expires 04/30/14	Expires 04/30/15	Total
ProFund VP Money Market	$2,933,033	$2,713,585	$388,216	$6,034,834

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2011 were as follows:

	Purchases	Sales
ProFund VP Bull	$1,668,343	$930,632
ProFund VP Small-Cap	2,782,341	4,691,330
ProFund VP NASDAQ-100	8,273,027	5,282,872
ProFund VP Large-Cap Value	48,101,294	56,359,939
ProFund VP Large-Cap Growth	34,149,769	44,297,723
ProFund VP Mid-Cap Value	84,277,411	85,323,167
ProFund VP Mid-Cap Growth	136,706,154	152,250,410
ProFund VP Small-Cap Value	30,477,804	32,610,873
ProFund VP Small-Cap Growth	69,094,410	85,855,938
ProFund VP Asia 30	14,538,826	36,917,634
ProFund VP Europe 30	24,960,100	30,123,818
ProFund VP Emerging Markets	6,347,944	11,889,644
ProFund VP UltraBull	164,786	91,909
ProFund VP UltraMid-Cap	1,531,553	5,445,263

304 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

	Purchases	Sales
ProFund VP UltraSmall-Cap	$1,242,481	$1,336,767
ProFund VP UltraNASDAQ-100	3,456,345	3,560,196
ProFund VP Banks	14,796,541	16,503,722
ProFund VP Basic Materials	26,206,068	49,766,106
ProFund VP Biotechnology	13,748,242	10,760,034
ProFund VP Consumer Goods	14,933,909	13,004,909
ProFund VP Consumer Services	13,117,101	19,557,712
ProFund VP Financials	6,134,707	7,330,795
ProFund VP Health Care	30,757,247	13,524,787
ProFund VP Industrials	28,649,418	29,360,003
ProFund VP Internet	4,252,978	15,227,239
ProFund VP Oil & Gas	48,410,974	59,962,419
ProFund VP Pharmaceuticals	22,947,667	14,159,238
ProFund VP Real Estate	22,635,699	18,300,340
ProFund VP Semiconductor	8,224,925	9,174,028
ProFund VP Technology	9,009,625	11,129,135
ProFund VP Telecommunications	23,766,534	26,015,095
ProFund VP Utilities	18,793,009	10,995,451

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2011 were as follows:

	Purchases	Sales
ProFund VP Bull	$—	$9,511,878
ProFund VP NASDAQ-100	—	5,752,645
ProFund VP International	—	3,646,436
ProFund VP Emerging Markets	—	2,772,010
ProFund VP Japan	—	2,096,227
ProFund VP UltraMid-Cap	—	2,458,574
ProFund VP UltraSmall-Cap	—	5,036,933
ProFund VP Bear	—	5,040,926
ProFund VP Short NASDAQ-100	—	2,001,397
ProFund VP Precious Metals	—	42,067,274
ProFund VP U.S. Government Plus	100,047,977	99,774,430
ProFund VP Rising Rates Opportunity	—	17,480,533

6. Investment Risks

Active Investor Risk

The ProFunds VP permit frequent purchases and exchanges without restriction, which could increase transaction costs. In addition, large movements of assets into and out of a ProFund VP may have a negative impact on the ProFund VP's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, that ProFund VP's expense ratio may vary from current estimates or the historical ratio disclosed in this report.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP's benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments include information on each ProFund VP's holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP's correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index or securities underlying its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 305 invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding periodic index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds' VP ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP's daily investment objective.

Certain ProFunds VP are "leveraged" funds in the sense that they have investment objectives to match a multiple, the inverse or a multiple of the inverse of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds VP having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the index or security performance (or the inverse of the index or security performance) times the stated multiple in the fund objective, as applicable, before accounting for fees and fund expenses. As a result of compounding, leveraged ProFunds VP are unlikely to provide a simple multiple (e.g., -1x, 2x, or -2x) of an index's return over periods longer than one day. A "single day" is measured from the time a ProFunds VP calculates its net asset value ("NAV") to the time of the ProFunds VP's next NAV calculation.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties post collateral for the benefit of each ProFund VP, marked to market daily, in an amount approximately equal to the amount that the counterparty owes the ProFund VP. In the event of the bankruptcy of a counterparty, the ProFund VP will have direct access to the collateral received from the counterparty, generally as of the day prior to the bankruptcy, because there is a one day time lag between the ProFund's VP request for collateral and the delivery of such collateral. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. The ProFunds VP enter into swap agreements and forward contracts with counterparties that the Advisor has determined to be large, well capitalized and well established financial institutions.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFunds' VP exposure to the markets exceed the net assets of the ProFund VP, all of the non-money market ProFunds VP may use leveraged investment techniques to achieve their investment objectives.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

7. Federal Income Tax Information

As of the latest tax year end of December 31, 2010, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Expires 12/31/11	Expires 12/31/12	Expires 12/31/13	Expires 12/31/14	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Dow 30	$—	$—	$—	$—	$—	$—	$—	$72,153	$72,153
ProFund VP NASDAQ-100	—	—	—	3,476,760	—	5,034,444	—	—	8,511,204
ProFund VP Large-Cap Value	—	—	—	—	—	3,473,422	3,158,651	—	6,632,073
ProFund VP Large-Cap Growth	—	—	—	—	—	7,180,100	502,193	—	7,682,293
ProFund VP Mid-Cap Value	—	—	—	—	—	6,829,635	898,759	—	7,728,394
ProFund VP Mid-Cap Growth	—	—	—	—	—	4,553,950	—	—	4,553,950
ProFund VP Small-Cap Value	—	—	—	—	—	8,197,735	3,907,712	248,076	12,353,523
ProFund VP Europe 30	—	—	—	—	—	—	3,508,484	1,215,921	4,724,405
ProFund VP International	—	—	—	—	—	—	—	1,100,111	1,100,111
ProFund VP Emerging Markets	—	—	—	—	—	—	—	1,045,929	1,045,929
ProFund VP Japan	—	—	—	1,757,204	5,078,522	7,199,827	—	940,242	14,975,795
ProFund VP UltraMid-Cap	—	—	—	—	—	13,305,934	—	—	13,305,934
ProFund VP UltraNASDAQ-100	—	—	—	—	—	55,849,115	—	—	55,849,115
ProFund VP Bear	—	8,145,654	3,069,606	7,512,896	4,644,270	—	27,795,299	10,849,931	62,017,656

306 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

	Expires 12/31/11	Expires 12/31/12	Expires 12/31/13	Expires 12/31/14	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Short Mid-Cap	$—	$—	$—	$—	$—	$—	$—	$470,870	$470,870
ProFund VP Short Small-Cap	—	—	—	509,147	2,926,942	—	10,167,878	4,484,848	18,088,815
ProFund VP Short Dow 30	—	—	—	—	—	—	—	88,494	88,494
ProFund VP Short NASDAQ-100	10,861,864	17,059,717	2,225,939	3,507,939	5,450,519	11,760,242	—	4,237,152	55,103,372
ProFund VP Short International	—	—	—	—	—	—	—	308,866	308,866
ProFund VP Short Emerging Markets	—	—	—	—	—	—	—	516,277	516,277
ProFund VP UltraShort Dow 30	—	—	—	—	—	—	—	138,319	138,319
ProFund VP UltraShort NASDAQ-100	—	—	—	—	—	—	—	38,330	38,330
ProFund VP Banks	—	—	—	—	—	—	6,837,887	4,222,982	11,060,869
ProFund VP Basic Materials	—	—	—	142,609	—	12,512,598	647,115	2,252,577	15,554,899
ProFund VP Biotechnology	—	—	—	1,478,851	—	1,895,782	3,158,653	129,849	6,663,135
ProFund VP Consumer Goods	—	—	—	—	—	1,896,408	1,239,150	—	3,135,558
ProFund VP Consumer Services	—	—	172,236	—	—	397,048	301,213	757,796	1,628,293
ProFund VP Financials	—	—	—	—	—	6,088,475	3,025,224	986,600	10,100,299
ProFund VP Health Care	96,603	545,130	231,706	—	—	3,312,213	2,837,758	—	7,023,410
ProFund VP Industrials	—	—	—	—	—	2,630,382	2,898,569	—	5,528,951
ProFund VP Oil & Gas	—	—	—	—	—	—	1,504,513	—	1,504,513
ProFund VP Pharmaceuticals	707,889	938,481	1,453,587	424,035	—	1,085,192	3,852,304	602,310	9,063,798
ProFund VP Real Estate	—	—	—	—	—	1,750,648	1,722,531	508,395	3,981,574
ProFund VP Semiconductor	—	—	—	1,003,398	446,964	555,458	—	—	2,005,820
ProFund VP Technology	—	—	—	635,501	—	2,121,701	—	—	2,757,202
ProFund VP Telecommunications	—	—	—	—	—	4,673,452	1,865,774	—	6,539,226
ProFund VP Utilities	—	—	—	—	—	671,740	1,350,225	212,304	2,234,269
ProFund VP U.S. Government Plus	—	—	—	—	—	—	18,773,965	—	18,773,965
ProFund VP Rising Rates Opportunity	—	8,365,460	22,965,205	—	5,366,257	27,138,193	—	11,189,405	75,024,520
ProFund VP Falling U.S. Dollar	—	—	—	—	—	1,990,077	—	55,790	2,045,867

As of the latest tax year end of December 31, 2010, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options in addition to changes in ProFund VP ownership during the year and in prior years. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which are offset will not be distributed to shareholders:

	Expires 12/31/11	Expires 12/31/12	Expires 12/31/13	Expires 12/31/14	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Mid-Cap	$—	$—	$—	$—	$—	$1,055,184	$—	$—	$1,055,184
ProFund VP Small-Cap	—	—	—	—	—	—	192,668	—	192,668
ProFund VP Dow 30	—	—	—	—	—	10,970	6,677	256,564	274,211
ProFund VP NASDAQ-100	—	5,735,920	—	—	—	—	—	—	5,735,920
ProFund VP Mid-Cap Value	—	832,072	—	—	—	—	—	—	832,072
ProFund VP Europe 30	7,667,165	3,425,937	—	—	—	—	—	—	11,093,102
ProFund VP Japan	159,549	—	—	—	—	—	—	—	159,549
ProFund VP UltraBull	1,083,334	195,963	1,970,705	—	2,166,668	1,083,334	—	—	6,500,004
ProFund VP UltraSmall-Cap	—	—	3,023,489	—	2,015,660	1,007,830	—	—	6,046,979
ProFund VP UltraNASDAQ-100	2,051,333	2,051,333	2,051,333	—	—	—	—	—	6,153,999
ProFund VP Short Mid-Cap	—	—	—	197,273	395,809	—	745,843	191,275	1,530,200
ProFund VP Short Small-Cap	16,463	—	—	—	—	—	—	—	16,463
ProFund VP Short Dow 30	—	—	—	—	—	—	—	29,409	29,409
ProFund VP Short NASDAQ-100	1,426,502	—	—	—	—	—	—	—	1,426,502
ProFund VP Short International	—	—	—	—	—	—	621,676	20,374	642,050
ProFund VP Short Emerging Markets	—	—	—	—	—	—	922,407	146,435	1,068,842
ProFund VP UltraShort Dow 30	—	—	—	—	—	—	192,336	43,729	236,065

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 307

	Expires 12/31/11	Expires 12/31/12	Expires 12/31/13	Expires 12/31/14	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP UltraShort NASDAQ-100	$—	$—	$—	$1,150	$—	$3,013	$96,790	$555,342	$656,295
ProFund VP Banks	460,651	471,909	—	—	—	—	—	—	932,560
ProFund VP Basic Materials	502,240	—	—	—	—	—	—	—	502,240
ProFund VP Biotechnology	4,608,411	—	—	—	—	—	—	—	4,608,411
ProFund VP Consumer Goods	316,515	—	—	—	—	—	—	—	316,515
ProFund VP Consumer Services	24,850	—	—	—	—	—	—	—	24,850
ProFund VP Financials	945,462	—	—	—	—	—	—	—	945,462
ProFund VP Health Care	756,535	—	—	—	—	—	—	—	756,535
ProFund VP Oil & Gas	722,218	—	1,013,966	—	—	—	—	—	1,736,184
ProFund VP Pharmaceuticals	354,345	—	—	—	—	—	—	—	354,345
ProFund VP Precious Metals	764,478	—	—	—	—	—	—	—	764,478
ProFund VP Real Estate	1,794,400	—	—	—	—	—	—	—	1,794,400
ProFund VP Semiconductor	228,573	1,102,941	—	—	—	—	—	—	1,331,514
ProFund VP Technology	186,109	1,756,670	566,821	—	—	—	—	—	2,509,600
ProFund VP Telecommunications	1,298,517	—	—	—	—	—	—	—	1,298,517
ProFund VP Utilities	2,288,884	226,080	—	—	—	—	—	—	2,514,964

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the ProFunds VP. In general, the provisions of the Act will be effective for the ProFunds' VP fiscal year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses, however there may be a greater likelihood that all or a portion of each ProFund VP's pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the ProFunds VP, if any, will be contained within the "Federal Income Tax Information" section of the notes to financial statements for the fiscal year ending December 31 2011.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
ProFund VP Bull	$135,672	$—	$135,672	$—	$135,672
ProFund VP Mid-Cap	575,550	357,615	933,165	—	933,165
ProFund VP Large-Cap Value	379,799		379,799	—	379,799
ProFund VP Large-Cap Growth	25,501	—	25,501	—	25,501
ProFund VP Mid-Cap Value	182,331	—	182,331	—	182,331
ProFund VP Small-Cap Value	52,497	—	52,497	—	52,497
ProFund VP Asia 30	72,405	—	72,405	—	72,405
ProFund VP Europe 30	807,118	—	807,118	—	807,118
ProFund VP International	—	577,242	577,242	—	577,242
ProFund VP Emerging Markets	474,549	—	474,549	—	474,549
ProFund VP Banks	6,965	—	6,965	—	6,965
ProFund VP Basic Materials	336,513	—	336,513	—	336,513
ProFund VP Consumer Goods	155,850	—	155,850	—	155,850
ProFund VP Financials	88,722	—	88,722	—	88,722
ProFund VP Health Care	89,402	—	89,402	—	89,402
ProFund VP Industrials	57,189	—	57,189	—	57,189
ProFund VP Internet	239,837	83,822	323,659	—	323,659
ProFund VP Oil & Gas	304,297	—	304,297	—	304,297
ProFund VP Pharmaceuticals	399,470	—	399,470	—	399,470
ProFund VP Real Estate	661,759	—	661,759	143,178	804,937
ProFund VP Semiconductor	33,437	—	33,437	—	33,437
ProFund VP Telecommunications	452,783	—	452,783	—	452,783
ProFund VP Utilities	856,502	—	856,502	—	856,502
ProFund VP U.S. Government Plus	278,335	—	278,335	—	278,335
ProFund VP Money Market	44,671	—	44,671	—	44,671

308 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

As of the latest tax year ended December 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Bull	$—	$1,489,581	$—	$—	$10,520,529	$12,010,110
ProFund VP Mid-Cap	903,340	433,308	—	(1,055,184)	(29,681)	251,783
ProFund VP Small-Cap	—	—	—	(192,668)	227,195	34,527
ProFund VP Dow 30	—	—	—	(346,364)	309	(346,055)
ProFund VP NASDAQ-100	—	—	—	(14,247,124)	9,742,365	(4,504,759)
ProFund VP Large-Cap Value	229,359	—	—	(6,632,073)	(3,264,716)	(9,667,430)
ProFund VP Large-Cap Growth	—	—	—	(7,682,293)	6,862,805	(819,488)
ProFund VP Mid-Cap Value	42,480	—	—	(8,560,466)	1,877,238	(6,640,748)
ProFund VP Mid-Cap Growth	—	—	—	(4,553,950)	8,903,299	4,349,349
ProFund VP Small-Cap Value	—	—	—	(12,353,523)	785,094	(11,568,429)
ProFund VP Small-Cap Growth	—	90,289	—	—	5,347,946	5,438,235
ProFund VP Asia 30	26,281	4,423,386	—	—	23,394,507	27,844,174
ProFund VP Europe 30	429,485	—	—	(15,817,507)	3,378,283	(12,009,739)
ProFund VP International	—	—	—	(1,100,111)	203,606	(896,505)
ProFund VP Emerging Markets	—	—	—	(1,045,929)	3,988,146	2,942,217
ProFund VP Japan	—	—	—	(15,135,344)	(736)	(15,136,080)
ProFund VP UltraBull	2,298,901	—	—	(6,500,004)	973,313	(3,227,790)
ProFund VP UltraMid-Cap	—	—	—	(13,305,934)	4,719,057	(8,586,877)
ProFund VP UltraSmall-Cap	5,418,481	1,296,507	—	(6,046,979)	267,828	935,837
ProFund VP UltraNASDAQ-100	—	—	—	(62,003,114)	5,253,179	(56,749,935)
ProFund VP Bear	—	—	—	(62,017,656)	(10,156)	(62,027,812)
ProFund VP Short Mid-Cap	—	—	—	(2,001,070)	6,758	(1,994,312)
ProFund VP Short Small-Cap	—	—	—	(18,105,278)	51,414	(18,053,864)
ProFund VP Short Dow 30	—	—	—	(117,903)	(136)	(118,039)
ProFund VP Short NASDAQ-100	—	—	—	(56,529,874)	56,896	(56,472,978)
ProFund VP Short International	—	—	—	(950,916)	(8,611)	(959,527)
ProFund VP Short Emerging Markets	—	—	—	(1,585,119)	(59,221)	(1,644,340)
ProFund VP UltraShort Dow 30	—	—	—	(374,384)	(2,842)	(377,226)
ProFund VP UltraShort NASDAQ-100	—	—	—	(694,625)	18,992	(675,633)
ProFund VP Banks	—	—	—	(11,993,429)	(4,043,874)	(16,037,303)
ProFund VP Basic Materials	81,685	—	—	(16,057,139)	14,389,332	(1,586,122)
ProFund VP Biotechnology	—	—	—	(11,271,546)	1,904,642	(9,366,904)
ProFund VP Consumer Goods	190,418	—	—	(3,452,073)	3,272,045	10,390
ProFund VP Consumer Services	—	—	—	(1,653,143)	2,740,311	1,087,168
ProFund VP Financials	—	—	—	(11,045,761)	(1,898,484)	(12,944,245)
ProFund VP Health Care	78,225	—	—	(7,779,945)	3,664,987	(4,036,733)
ProFund VP Industrials	68,370	—	—	(5,528,951)	3,241,272	(2,219,309)
ProFund VP Internet	115,465	169,665	—	—	4,701,892	4,987,022
ProFund VP Oil & Gas	152,698	—	—	(3,240,697)	36,503,175	33,415,176
ProFund VP Pharmaceuticals	152,879	—	—	(9,418,143)	(47,700)	(9,312,964)
ProFund VP Precious Metals	2,375,650	—	—	(764,478)	3,700,007	5,311,179
ProFund VP Real Estate	—	—	—	(5,775,974)	5,467,403	(308,571)
ProFund VP Semiconductor	2,412	—	—	(3,337,334)	599,983	(2,734,939)
ProFund VP Technology	—	—	—	(5,266,802)	5,386,602	119,800
ProFund VP Telecommunications	458,265	—	—	(7,837,743)	1,370,872	(6,008,606)
ProFund VP Utilities	916,026	—	—	(4,749,233)	6,754,655	2,921,448
ProFund VP U.S. Government Plus	—	—	—	(18,773,965)	(1,625,809)	(20,399,774)
ProFund VP Rising Rates Opportunity	—	—	—	(75,024,520)	756,714	(74,267,806)
ProFund VP Falling U.S. Dollar	—	—	—	(2,045,867)	—	(2,045,867)
ProFund VP Money Market	—	—	—	—	—	—

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year.

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 309

At June 30, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
ProFund VP Bull	$83,523,971	$25,663,693	$(11,572,152)	$14,091,541
ProFund VP Mid-Cap	8,781,000	—	—	—
ProFund VP Small-Cap	6,195,067	164,992	(45,446)	119,546
ProFund VP Dow 30	312,000	—	—	—
ProFund VP NASDAQ-100	36,276,065	12,132,320	(3,319,565)	8,812,755
ProFund VP Large-Cap Value	28,559,073	6,953,621	(9,116,431)	(2,162,810)
ProFund VP Large-Cap Growth	20,520,561	11,180,927	(4,311,991)	6,868,936
ProFund VP Mid-Cap Value	27,573,208	8,224,739	(6,120,424)	2,104,315
ProFund VP Mid-Cap Growth	54,079,218	18,209,935	(8,419,353)	9,790,582
ProFund VP Small-Cap Value	24,830,755	7,737,588	(6,276,888)	1,460,700
ProFund VP Small-Cap Growth	40,491,601	12,729,971	(7,220,655)	5,509,316
ProFund VP Asia 30	55,187,675	34,536,025	(12,313,492)	22,222,533
ProFund VP Europe 30	39,754,953	13,198,064	(7,313,631)	5,884,433
ProFund VP International	16,422,000	—	—	—
ProFund VP Emerging Markets	23,476,838	3,508,701	(781,956)	2,726,745
ProFund VP Japan	7,702,000	—	—	—
ProFund VP UltraBull	18,451,183	1,797,145	(493,037)	1,304,108
ProFund VP UltraMid-Cap	19,386,871	8,012,572	(2,289,301)	5,723,271
ProFund VP UltraSmall-Cap	21,391,050	886,968	(146,439)	740,529
ProFund VP UltraNASDAQ-100	27,539,871	7,683,445	(2,788,176)	4,895,269
ProFund VP Bear	32,526,000	—	—	—
ProFund VP Short Mid-Cap	4,328,000	—	—	—
ProFund VP Short Small-Cap	19,371,000	—	—	—
ProFund VP Short Dow 30	227,000	—	—	—
ProFund VP Short NASDAQ-100	14,373,000	—	—	—
ProFund VP Short International	2,091,000	—	—	—
ProFund VP Short Emerging Markets	2,175,000	—	—	—
ProFund VP UltraShort Dow 30	3,196,000	—	—	—
ProFund VP UltraShort NASDAQ-100	4,276,000	—	—	—
ProFund VP Banks	6,778,612	1,671,214	(5,112,871)	(3,441,657)
ProFund VP Basic Materials	43,692,184	29,347,554	(16,271,179)	13,076,375
ProFund VP Biotechnology	7,737,606	4,082,390	(1,406,935)	2,675,455
ProFund VP Consumer Goods	18,660,494	6,140,898	(2,116,491)	4,024,407
ProFund VP Consumer Services	13,648,852	4,388,067	(1,261,997)	3,126,070
ProFund VP Financials	28,725,579	11,410,729	(13,805,338)	(2,394,609)
ProFund VP Health Care	36,625,749	11,372,099	(4,961,820)	6,410,279
ProFund VP Industrials	13,359,475	6,602,282	(2,303,147)	4,299,135
ProFund VP Internet	3,592,517	4,495,129	(765,584)	3,729,545
ProFund VP Oil & Gas	50,051,208	52,365,467	(8,818,234)	43,547,233
ProFund VP Pharmaceuticals	14,234,597	2,075,558	(1,486,947)	588,611
ProFund VP Precious Metals	128,075,000	—	—	—
ProFund VP Real Estate	18,010,767	10,798,260	(4,311,956)	6,486,304
ProFund VP Semiconductor	1,122,741	819,521	(512,844)	306,677
ProFund VP Technology	8,371,196	8,315,733	(3,199,394)	5,116,339
ProFund VP Telecommunications	11,113,890	3,470,049	(2,234,658)	1,235,391
ProFund VP Utilities	35,084,019	14,186,096	(5,011,481)	9,174,615
ProFund VP U.S. Government Plus	63,818,228	—	(209,322)	(209,322)
ProFund VP Rising Rates Opportunity	48,008,000	—	—	—
ProFund VP Falling U.S. Dollar	2,261,000	—	—	—
ProFund VP Money Market	184,507,000	—	—	—

310 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

Expense Examples

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2011 and held for the entire period from January 1, 2011 through June 30, 2011.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11	Annualized Expense Ratio During Period 1/1/11 - 6/30/11
ProFund VP Bull	$1,000.00	$1,049.80	$8.54	1.68%
ProFund VP Mid-Cap	1,000.00	1,071.10	8.63	1.68%
ProFund VP Small-Cap	1,000.00	1,047.60	8.53	1.68%
ProFund VP Dow 30	1,000.00	1,054.50	7.74	1.52%
ProFund VP NASDAQ-100	1,000.00	1,042.10	8.51	1.68%
ProFund VP Large-Cap Value	1,000.00	1,044.00	8.51	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,059.00	8.58	1.68%
ProFund VP Mid-Cap Value	1,000.00	1,055.10	8.56	1.68%
ProFund VP Mid-Cap Growth	1,000.00	1,097.00	8.74	1.68%
ProFund VP Small-Cap Value	1,000.00	1,030.00	8.46	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,103.60	8.76	1.68%
ProFund VP Asia 30	1,000.00	1,009.20	8.37	1.68%
ProFund VP Europe 30	1,000.00	1,078.60	8.66	1.68%
ProFund VP International	1,000.00	1,041.40	8.30	1.64%
ProFund VP Emerging Markets	1,000.00	970.00	7.91	1.62%
ProFund VP Japan	1,000.00	961.50	8.17	1.68%
ProFund VP UltraBull	1,000.00	1,095.30	8.52	1.64%
ProFund VP UltraMid-Cap	1,000.00	1,148.10	8.95	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,098.50	8.74	1.68%
ProFund VP UltraNASDAQ-100	1,000.00	1,079.50	8.66	1.68%
ProFund VP Bear	1,000.00	927.30	8.03	1.68%
ProFund VP Short Mid-Cap	1,000.00	901.00	7.82	1.66%
ProFund VP Short Small-Cap	1,000.00	911.50	7.96	1.68%
ProFund VP Short Dow 30	1,000.00	905.70	7.94	1.68%
ProFund VP Short NASDAQ-100	1,000.00	930.20	8.04	1.68%
ProFund VP Short International	1,000.00	921.70	7.96	1.67%
ProFund VP Short Emerging Markets	1,000.00	997.80	8.32	1.68%
ProFund VP UltraShort Dow 30	1,000.00	818.80	7.53	1.67%
ProFund VP UltraShort NASDAQ-100	1,000.00	873.30	7.76	1.67%
ProFund VP Banks	1,000.00	907.20	7.94	1.68%
ProFund VP Basic Materials	1,000.00	1,023.60	8.43	1.68%
ProFund VP Biotechnology	1,000.00	1,124.20	8.80	1.67%
ProFund VP Consumer Goods	1,000.00	1,073.30	8.64	1.68%
ProFund VP Consumer Services	1,000.00	1,073.70	8.64	1.68%
ProFund VP Financials	1,000.00	980.80	8.25	1.68%
ProFund VP Health Care	1,000.00	1,130.60	8.87	1.68%
ProFund VP Industrials	1,000.00	1,074.70	8.64	1.68%
ProFund VP Internet	1,000.00	1,050.90	8.54	1.68%
ProFund VP Oil & Gas	1,000.00	1,106.20	8.77	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,110.30	8.79	1.68%
ProFund VP Precious Metals	1,000.00	893.20	7.89	1.68%
ProFund VP Real Estate	1,000.00	1,093.80	8.72	1.68%
ProFund VP Semiconductor	1,000.00	1,009.60	8.37	1.68%
ProFund VP Technology	1,000.00	1,008.90	8.37	1.68%
ProFund VP Telecommunications	1,000.00	1,062.30	8.59	1.68%
ProFund VP Utilities	1,000.00	1,088.60	8.70	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,009.80	6.88	1.38%
312 :: Expense Examples (unaudited)

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11- 6/30/11	Annualized Expense Ratio During Period 1/1/11- 6/30/11
ProFund VP Rising Rates Opportunity	$1,000.00	$961.70	$8.17	1.68%
ProFund VP Falling U.S. Dollar	1,000.00	1,057.50	8.57	1.68%
ProFund VP Money Market	1,000.00	1,000.10	0.15	0.03%

*  Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Expense Examples (unaudited) :: 313

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypthetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11	Annualized Expense Ratio During Period 1/1/11 - 6/30/11
ProFund VP Bull	$1,000.00	$1,016.46	$8.40	1.68%
ProFund VP Mid-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP Small-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP Dow 30	1,000.00	1,017.26	7.60	1.52%
ProFund VP NASDAQ-100	1,000.00	1,016.46	8.40	1.68%
ProFund VP Large-Cap Value	1,000.00	1,016.46	8.40	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,016.46	8.40	1.68%
ProFund VP Mid-Cap Value	1,000.00	1,016.46	8.40	1.68%
ProFund VP Mid-Cap Growth	1,000.00	1,016.46	8.40	1.68%
ProFund VP Small-Cap Value	1,000.00	1,016.46	8.40	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,016.46	8.40	1.68%
ProFund VP Asia 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP Europe 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP International	1,000.00	1,016.66	8.20	1.64%
ProFund VP Emerging Markets	1,000.00	1,016.76	8.10	1.62%
ProFund VP Japan	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraBull	1,000.00	1,016.66	8.20	1.64%
ProFund VP UltraMid-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraNASDAQ-100	1,000.00	1,016.46	8.40	1.68%
ProFund VP Bear	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short Mid-Cap	1,000.00	1,016.56	8.30	1.66%
ProFund VP Short Small-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short Dow 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short NASDAQ-100	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short International	1,000.00	1,016.51	8.35	1.67%
ProFund VP Short Emerging Markets	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraShort Dow 30	1,000.00	1,016.51	8.35	1.67%
ProFund VP UltraShort NASDAQ-100	1,000.00	1,016.51	8.35	1.67%
ProFund VP Banks	1,000.00	1,016.46	8.40	1.68%
ProFund VP Basic Materials	1,000.00	1,016.46	8.40	1.68%
ProFund VP Biotechnology	1,000.00	1,016.51	8.35	1.67%
ProFund VP Consumer Goods	1,000.00	1,016.46	8.40	1.68%
ProFund VP Consumer Services	1,000.00	1,016.46	8.40	1.68%
ProFund VP Financials	1,000.00	1,016.46	8.40	1.68%
ProFund VP Health Care	1,000.00	1,016.46	8.40	1.68%
ProFund VP Industrials	1,000.00	1,016.46	8.40	1.68%
ProFund VP Internet	1,000.00	1,016.46	8.40	1.68%
ProFund VP Oil & Gas	1,000.00	1,016.46	8.40	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,016.46	8.40	1.68%
ProFund VP Precious Metals	1,000.00	1,016.46	8.40	1.68%
ProFund VP Real Estate	1,000.00	1,016.46	8.40	1.68%
ProFund VP Semiconductor	1,000.00	1,016.46	8.40	1.68%
ProFund VP Technology	1,000.00	1,016.46	8.40	1.68%
ProFund VP Telecommunications	1,000.00	1,016.46	8.40	1.68%
ProFund VP Utilities	1,000.00	1,016.46	8.40	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,017.95	6.90	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.46	8.40	1.68%
ProFund VP Falling U.S. Dollar	1,000.00	1,016.46	8.40	1.68%
ProFund VP Money Market	1,000.00	1,024.65	0.15	0.03%

*  Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

314 :: Expense Examples (unaudited)

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P.O. Box 182800

Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' VP website at profunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

06/11

CLASSIC PROFUNDS VP

Bull

Small-Cap

Europe 30

NON-EQUITY PROFUNDS VP

Rising Rates Opportunity

JUNE 30, 2011

Semiannual Report

i	Message from the Chairman

1	Financial Statements and Financial Highlights

2	ProFund VP Bull

11	ProFund VP Small-Cap

27	ProFund VP Europe 30

32	ProFund VP Rising Rates Opportunity

37	Notes to Financial Statements

47	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of ProFunds VP for the six months ended June 30, 2011.

Equity Markets Continue to Rise

U.S. equity markets delivered solid returns during the six-month period ended June 30, 2011, driven by strong corporate profits. The S&P 500® rose 6.0%, extending the rally that began in March 2009, when the index began its climb from a 13-year low. Small- and mid-cap stocks outperformed large cap, with the S&P MidCap 400® up 8.6% and the Russell 2000® Index up 6.2%.

Most sector indexes delivered positive returns for the six-month period, as measured by the Dow Jones U.S. Industry IndexesSM. The health care, energy and real estate sectors were the strongest performers, with returns in the double digits. Financials were off 1.2%, and technology and basic materials were up only slightly.

Foreign equity markets continued their ascent, returning   4.1%, as measured by the MSCI All Country World Index ex USA. European markets rose, with the MSCI Europe Index up 9.6%. Emerging markets, on the other hand, ran out of steam, with the MSCI Emerging Markets Index returning just 1.0%, compared to 26.9% for the six months ended December 31, 2010. Japan, devastated by the earthquake and tsunami earlier this year, declined 4.7%, as measured by the MSCI Japan Index.

The U.S. dollar declined 6.0% against the basket of major currencies that comprise the U.S. Dollar Index. U.S. dollar weakness boosted the dollar returns of foreign markets, most notably Europe and Japan.

Fixed Income Markets Resilient

U.S. fixed-income markets continued to rise, reflecting the effects of low interest rates and the Fed's QE2 program (the second round of quantitative easing). The Barclays Capital U.S. Aggregate Bond Index® gained 2.7% for the six-month period. Corporate credit markets were the best performers, as reflected by the Markit iBoxx® $ Liquid Investment Grade Index, up 3.5%, and the Markit iBoxx® $ Liquid High Yield Index, up 4.6%. Treasurys, as measured by the Ryan Labs Treasury 5, 10 and 30 Year Indexes, rose 3.3%, 3.1% and 1.5%, respectively.

Whatever your view on the market, our innovative array of funds offers valuable tools that can help you express your view and manage risk. To learn more, please visit us at profunds.com.

We appreciate your trust and confidence in ProFunds.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

i

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Financial Statements and Financial Highlights

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Futures Contracts	10%
Swap Agreements	14%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.5%
Apple Computer, Inc.	2.0%
International Business Machines Corp.	1.3%
Chevron Corp.	1.3%
General Electric Co.	1.3%

S&P 500 Index – Composition

% of Index
Consumer Non-Cyclical	22%
Financial	15%
Energy	13%
Technology	13%
Communications	11%
Industrial	11%
Consumer Cyclical	8%
Basic Materials	4%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (76.5%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	4,536	$430,240
Abbott Laboratories (Pharmaceuticals)	9,882	519,991
Abercrombie & Fitch Co.—Class A (Retail)	567	37,944
ACE, Ltd. (Insurance)	2,106	138,617
Adobe Systems, Inc.* (Software)	3,240	101,898
Advanced Micro Devices, Inc.* (Semiconductors)	3,645	25,479
Aetna, Inc. (Healthcare-Services)	2,430	107,139
AFLAC, Inc. (Insurance)	2,997	139,900
Agilent Technologies, Inc.* (Electronics)	2,187	111,778
Air Products & Chemicals, Inc. (Chemicals)	1,377	131,614
Airgas, Inc. (Chemicals)	405	28,366
AK Steel Holding Corp. (Iron/Steel)	729	11,489
Akamai Technologies, Inc.* (Internet)	1,215	38,236
Alcoa, Inc. (Mining)	6,723	106,627
Allegheny Technologies, Inc. (Iron/Steel)	648	41,129
Allergan, Inc. (Pharmaceuticals)	1,944	161,838
Allstate Corp. (Insurance)	3,321	101,390
Alpha Natural Resources, Inc.* (Coal)	1,458	66,252
Altera Corp. (Semiconductors)	2,025	93,859
Altria Group, Inc. (Agriculture)	13,284	350,830
Amazon.com, Inc.* (Internet)	2,268	463,783
Ameren Corp. (Electric)	1,539	44,385
American Electric Power, Inc. (Electric)	3,078	115,979
American Express Co. (Diversified Financial Services)	6,642	343,391
American International Group, Inc. (Insurance)	2,754	80,747
American Tower Corp.* (Telecommunications)	2,511	131,325
Ameriprise Financial, Inc. (Diversified Financial Services)	1,539	88,770
AmerisourceBergen Corp. (Pharmaceuticals)	1,701	70,421
Amgen, Inc.* (Biotechnology)	5,913	345,024
Amphenol Corp.—Class A (Electronics)	1,134	61,225
Anadarko Petroleum Corp. (Oil & Gas)	3,159	242,485
Analog Devices, Inc. (Semiconductors)	1,863	72,918
AON Corp. (Insurance)	2,106	108,038
Apache Corp. (Oil & Gas)	2,430	299,838
Apartment Investment and Management Co.—Class A (REIT)	729	18,611

Common Stocks, continued

	Shares	Value
Apollo Group, Inc.—Class A* (Commercial Services)	810	$35,381
Apple Computer, Inc.* (Computers)	5,913	1,984,817
Applied Materials, Inc. (Semiconductors)	8,343	108,542
Archer-Daniels-Midland Co. (Agriculture)	4,293	129,434
Assurant, Inc. (Insurance)	648	23,503
AT&T, Inc. (Telecommunications)	37,584	1,180,513
Autodesk, Inc.* (Software)	1,458	56,279
Automatic Data Processing, Inc. (Software)	3,159	166,416
AutoNation, Inc.* (Retail)	405	14,827
AutoZone, Inc.* (Retail)	162	47,766
Avalonbay Communities, Inc. (REIT)	567	72,803
Avery Dennison Corp. (Household Products/Wares)	648	25,032
Avon Products, Inc. (Cosmetics/Personal Care)	2,754	77,112
Baker Hughes, Inc. (Oil & Gas Services)	2,754	199,830
Ball Corp. (Packaging & Containers)	1,053	40,498
Bank of America Corp. (Banks)	64,314	704,881
Bank of New York Mellon Corp. (Banks)	7,857	201,296
Bard (C.R.), Inc. (Healthcare-Products)	567	62,291
Baxter International, Inc. (Healthcare-Products)	3,645	217,570
BB&T Corp. (Banks)	4,455	119,572
Becton, Dickinson & Co. (Healthcare-Products)	1,377	118,656
Bed Bath & Beyond, Inc.* (Retail)	1,620	94,559
Bemis Co., Inc. (Packaging & Containers)	648	21,889
Berkshire Hathaway, Inc.—Class B* (Insurance)	11,016	852,528
Best Buy Co., Inc. (Retail)	2,025	63,605
Big Lots, Inc.* (Retail)	486	16,111
Biogen Idec, Inc.* (Biotechnology)	1,539	164,550
BlackRock, Inc. (Diversified Financial Services)	648	124,293
BMC Software, Inc.* (Software)	1,134	62,030
Boeing Co. (Aerospace/Defense)	4,698	347,323
Boston Properties, Inc. (REIT)	891	94,589
Boston Scientific Corp.* (Healthcare-Products)	9,720	67,165
Bristol-Myers Squibb Co. (Pharmaceuticals)	10,854	314,332
Broadcom Corp.—Class A (Semiconductors)	2,997	100,819
Brown-Forman Corp. (Beverages)	648	48,399
C.H. Robinson Worldwide, Inc. (Transportation)	1,053	83,019

See accompanying notes to the financial statements.

2 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
CA, Inc. (Software)	2,430	$55,501
Cablevision Systems Corp.—Class A (Media)	1,458	52,794
Cabot Oil & Gas Corp. (Oil & Gas)	648	42,969
Cameron International Corp.* (Oil & Gas Services)	1,539	77,396
Campbell Soup Co. (Food)	1,134	39,180
Capital One Financial Corp. (Diversified Financial Services)	2,916	150,670
Cardinal Health, Inc. (Pharmaceuticals)	2,187	99,334
CareFusion Corp.* (Healthcare-Products)	1,458	39,614
Carmax, Inc.* (Retail)	1,458	48,216
Carnival Corp.—Class A (Leisure Time)	2,754	103,633
Caterpillar, Inc. (Machinery-Construction & Mining)	4,131	439,786
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,863	46,780
CBS Corp.—Class B (Media)	4,212	120,000
Celgene Corp.* (Biotechnology)	2,916	175,893
CenterPoint Energy, Inc. (Electric)	2,673	51,723
CenturyLink, Inc. (Telecommunications)	3,807	153,917
Cephalon, Inc.* (Pharmaceuticals)	486	38,831
Cerner Corp.* (Software)	972	59,399
CF Industries Holdings, Inc. (Chemicals)	486	68,852
Chesapeake Energy Corp. (Oil & Gas)	4,212	125,054
Chevron Corp. (Oil & Gas)	12,798	1,316,146
Chipotle Mexican Grill, Inc.* (Retail)	162	49,927
Chubb Corp. (Insurance)	1,863	116,642
CIGNA Corp. (Insurance)	1,701	87,482
Cincinnati Financial Corp. (Insurance)	1,053	30,727
Cintas Corp. (Textiles)	810	26,754
Cisco Systems, Inc. (Telecommunications)	34,911	544,961
Citigroup, Inc. (Banks)	18,549	772,380
Citrix Systems, Inc.* (Software)	1,215	97,200
Cliffs Natural Resources, Inc. (Iron/Steel)	891	82,373
Clorox Co. (Household Products/Wares)	810	54,626
CME Group, Inc. (Diversified Financial Services)	405	118,094
CMS Energy Corp. (Electric)	1,620	31,898
Coach, Inc. (Apparel)	1,863	119,102
Coca-Cola Co. (Beverages)	14,499	975,638
Coca-Cola Enterprises, Inc. (Beverages)	2,025	59,089
Cognizant Technology Solutions Corp.* (Computers)	1,944	142,573
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,078	269,048
Comcast Corp.—Class A (Media)	17,577	445,401
Comerica, Inc. (Banks)	1,134	39,202
Computer Sciences Corp. (Computers)	972	36,897
Compuware Corp.* (Software)	1,377	13,440
ConAgra Foods, Inc. (Food)	2,592	66,900
ConocoPhillips (Oil & Gas)	8,991	676,033
CONSOL Energy, Inc. (Coal)	1,458	70,684
Consolidated Edison, Inc. (Electric)	1,863	99,186
Constellation Brands, Inc.* (Beverages)	1,134	23,610
Constellation Energy Group, Inc. (Electric)	1,296	49,196
Corning, Inc. (Telecommunications)	9,963	180,828
Costco Wholesale Corp. (Retail)	2,754	223,735
Coventry Health Care, Inc.* (Healthcare-Services)	972	35,449
Covidien PLC (Healthcare-Products)	3,159	168,154
CSX Corp. (Transportation)	6,966	182,649
Cummins, Inc. (Machinery-Diversified)	1,215	125,740
CVS Caremark Corp. (Retail)	8,586	322,662
D.R. Horton, Inc. (Home Builders)	1,782	20,529
Danaher Corp. (Miscellaneous Manufacturing)	3,483	184,564
Darden Restaurants, Inc. (Retail)	891	44,336

Common Stocks, continued

	Shares	Value
DaVita, Inc.* (Healthcare-Services)	567	$49,108
Dean Foods Co.* (Food)	1,134	13,914
Deere & Co. (Machinery-Diversified)	2,673	220,389
Dell, Inc.* (Computers)	10,449	174,185
Denbury Resources, Inc.* (Oil & Gas)	2,511	50,220
DENTSPLY International, Inc. (Healthcare-Products)	891	33,929
Devon Energy Corp. (Oil & Gas)	2,673	210,659
DeVry, Inc. (Commercial Services)	405	23,948
Diamond Offshore Drilling, Inc. (Oil & Gas)	405	28,516
DIRECTV—Class A* (Media)	4,860	246,985
Discover Financial Services (Diversified Financial Services)	3,483	93,170
Discovery Communications, Inc.—Class A* (Media)	1,782	72,991
Dominion Resources, Inc. (Electric)	3,645	175,944
Dover Corp. (Miscellaneous Manufacturing)	1,215	82,377
Dr. Pepper Snapple Group, Inc. (Beverages)	1,377	57,738
DTE Energy Co. (Electric)	1,053	52,671
Duke Energy Corp. (Electric)	8,424	158,624
Dun & Bradstreet Corp. (Software)	324	24,475
E*TRADE Financial Corp.* (Diversified Financial Services)	1,620	22,356
E.I. du Pont de Nemours & Co. (Chemicals)	5,913	319,598
Eastman Chemical Co. (Chemicals)	486	49,606
Eaton Corp. (Miscellaneous Manufacturing)	2,187	112,521
eBay, Inc.* (Internet)	7,290	235,248
Ecolab, Inc. (Chemicals)	1,458	82,202
Edison International (Electric)	2,106	81,607
Edwards Lifesciences Corp.* (Healthcare-Products)	729	63,554
El Paso Corp. (Pipelines)	4,860	98,172
Electronic Arts, Inc.* (Software)	2,106	49,702
Eli Lilly & Co. (Pharmaceuticals)	6,480	243,194
EMC Corp.* (Computers)	13,041	359,280
Emerson Electric Co. (Electrical Components & Equipment)	4,779	268,819
Entergy Corp. (Electric)	1,134	77,430
EOG Resources, Inc. (Oil & Gas)	1,701	177,840
EQT Corp. (Oil & Gas)	972	51,049
Equifax, Inc. (Commercial Services)	810	28,123
Equity Residential (REIT)	1,863	111,780
Exelon Corp. (Electric)	4,212	180,442
Expedia, Inc. (Internet)	1,296	37,571
Expeditors International of Washington, Inc. (Transportation)	1,377	70,489
Express Scripts, Inc.* (Pharmaceuticals)	3,402	183,640
Exxon Mobil Corp. (Oil & Gas)	31,266	2,544,428
F5 Networks, Inc.* (Internet)	486	53,582
Family Dollar Stores, Inc. (Retail)	810	42,574
Fastenal Co. (Distribution/Wholesale)	1,863	67,049
Federated Investors, Inc.—Class B (Diversified Financial Services)	567	13,517
FedEx Corp. (Transportation)	2,025	192,071
Fidelity National Information Services, Inc. (Software)	1,701	52,374
Fifth Third Bancorp (Banks)	5,832	74,358
First Horizon National Corp. (Banks)	1,702	16,233
First Solar, Inc.* (Energy-Alternate Sources)	324	42,855
FirstEnergy Corp. (Electric)	2,673	118,013
Fiserv, Inc.* (Software)	891	55,803
FLIR Systems, Inc. (Electronics)	1,053	35,497
Flowserve Corp. (Machinery-Diversified)	324	35,604
Fluor Corp. (Engineering & Construction)	1,134	73,324
FMC Corp. (Chemicals)	486	41,806

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 3

Common Stocks, continued

	Shares	Value
FMC Technologies, Inc.* (Oil & Gas Services)	1,539	$68,932
Ford Motor Co.* (Auto Manufacturers)	24,138	332,863
Forest Laboratories, Inc.* (Pharmaceuticals)	1,782	70,104
Fortune Brands, Inc. (Household Products/Wares)	972	61,984
Franklin Resources, Inc. (Diversified Financial Services)	891	116,979
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	5,994	317,083
Frontier Communications Corp. (Telecommunications)	6,318	50,986
GameStop Corp.—Class A* (Retail)	891	23,763
Gannett Co., Inc. (Media)	1,539	22,038
General Dynamics Corp. (Aerospace/Defense)	2,349	175,047
General Electric Co. (Miscellaneous Manufacturing)	67,311	1,269,485
General Mills, Inc. (Food)	4,050	150,741
Genuine Parts Co. (Distribution/Wholesale)	972	52,877
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	3,078	31,642
Gilead Sciences, Inc.* (Pharmaceuticals)	5,022	207,961
Goodrich Corp. (Aerospace/Defense)	810	77,355
Google, Inc.—Class A* (Internet)	1,620	820,336
H & R Block, Inc. (Commercial Services)	1,944	31,182
Halliburton Co. (Oil & Gas Services)	5,832	297,432
Harley-Davidson, Inc. (Leisure Time)	1,539	63,053
Harman International Industries, Inc. (Home Furnishings)	405	18,456
Harris Corp. (Telecommunications)	810	36,499
Hartford Financial Services Group, Inc. (Insurance)	2,835	74,759
Hasbro, Inc. (Toys/Games/Hobbies)	891	39,142
HCP, Inc. (REIT)	2,592	95,100
Health Care REIT, Inc. (REIT)	1,134	59,456
Heinz (H.J.) Co. (Food)	2,025	107,892
Helmerich & Payne, Inc. (Oil & Gas)	648	42,846
Hess Corp. (Oil & Gas)	1,944	145,333
Hewlett-Packard Co. (Computers)	13,203	480,589
Home Depot, Inc. (Retail)	10,125	366,727
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,022	299,261
Hormel Foods Corp. (Food)	891	26,561
Hospira, Inc.* (Pharmaceuticals)	1,053	59,663
Host Hotels & Resorts, Inc. (REIT)	4,374	74,139
Hudson City Bancorp, Inc. (Savings & Loans)	3,321	27,199
Humana, Inc. (Healthcare-Services)	1,053	84,809
Huntington Bancshares, Inc. (Banks)	5,508	36,132
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,159	178,452
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	2,106	95,633
Integrys Energy Group, Inc. (Electric)	486	25,194
Intel Corp. (Semiconductors)	33,696	746,703
IntercontinentalExchange, Inc.* (Diversified Financial Services)	486	60,609
International Business Machines Corp. (Computers)	7,695	1,320,077
International Flavors & Fragrances, Inc. (Chemicals)	486	31,221
International Game Technology (Entertainment)	1,944	34,176
International Paper Co. (Forest Products & Paper)	2,754	82,124
Interpublic Group of Cos., Inc. (Advertising)	3,078	38,475
Intuit, Inc.* (Software)	1,701	88,214

Common Stocks, continued

	Shares	Value
Intuitive Surgical, Inc.* (Healthcare-Products)	243	$90,423
Invesco, Ltd. (Diversified Financial Services)	2,916	68,234
Iron Mountain, Inc. (Commercial Services)	1,296	44,181
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,134	66,827
J.C. Penney Co., Inc. (Retail)	1,377	47,562
J.P. Morgan Chase & Co. (Diversified Financial Services)	25,272	1,034,636
Jabil Circuit, Inc. (Electronics)	1,215	24,543
Jacobs Engineering Group, Inc.* (Engineering & Construction)	810	35,033
Janus Capital Group, Inc. (Diversified Financial Services)	1,215	11,470
JDS Uniphase Corp.* (Telecommunications)	1,458	24,290
JM Smucker Co. (Food)	729	55,725
Johnson & Johnson (Healthcare-Products)	17,415	1,158,446
Johnson Controls, Inc. (Auto Parts & Equipment)	4,293	178,846
Joy Global, Inc. (Machinery-Construction & Mining)	648	61,716
Juniper Networks, Inc.* (Telecommunications)	3,402	107,163
Kellogg Co. (Food)	1,620	89,618
KeyCorp (Banks)	6,075	50,605
Kimberly-Clark Corp. (Household Products/Wares)	2,511	167,132
Kimco Realty Corp. (REIT)	2,592	48,315
KLA-Tencor Corp. (Semiconductors)	1,053	42,625
Kohls Corp. (Retail)	1,782	89,118
Kraft Foods, Inc. (Food)	11,178	393,801
Kroger Co. (Food)	3,888	96,422
L-3 Communications Holdings, Inc. (Aerospace/Defense)	648	56,668
Laboratory Corp. of America Holdings* (Healthcare-Services)	648	62,720
Legg Mason, Inc. (Diversified Financial Services)	972	31,843
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	891	21,723
Lennar Corp.—Class A (Home Builders)	1,053	19,112
Leucadia National Corp. (Holding Companies-Diversified)	1,296	44,194
Lexmark International, Inc.—Class A* (Computers)	486	14,220
Life Technologies Corp.* (Biotechnology)	1,134	59,047
Limited, Inc. (Retail)	1,620	62,289
Lincoln National Corp. (Insurance)	2,025	57,692
Linear Technology Corp. (Semiconductors)	1,458	48,143
Lockheed Martin Corp. (Aerospace/Defense)	1,782	144,289
Loews Corp. (Insurance)	1,944	81,823
Lorillard, Inc. (Agriculture)	891	97,003
Lowe's Cos., Inc. (Retail)	8,262	192,587
LSI Logic Corp.* (Semiconductors)	3,807	27,106
M&T Bank Corp. (Banks)	810	71,239
Macy's, Inc. (Retail)	2,673	78,159
Marathon Oil Corp. (Oil & Gas)	4,536	238,956
Marriott International, Inc.—Class A (Lodging)	1,783	63,273
Marsh & McLennan Cos., Inc. (Insurance)	3,483	108,635
Marshall & Ilsley Corp. (Banks)	3,402	27,114
Masco Corp. (Building Materials)	2,268	27,284
MasterCard, Inc.—Class A (Software)	567	170,860
Mattel, Inc. (Toys/Games/Hobbies)	2,187	60,121
McCormick & Co., Inc. (Food)	810	40,152
McDonald's Corp. (Retail)	6,561	553,224
McGraw-Hill Cos., Inc. (Media)	1,944	81,473
McKesson Corp. (Commercial Services)	1,620	135,513

See accompanying notes to the financial statements.

4 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	1,296	$87,545
MeadWestvaco Corp. (Forest Products & Paper)	1,053	35,075
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,511	141,922
Medtronic, Inc. (Healthcare-Products)	6,804	262,158
MEMC Electronic Materials, Inc.* (Semiconductors)	1,458	12,437
Merck & Co., Inc. (Pharmaceuticals)	19,602	691,755
MetLife, Inc. (Insurance)	6,723	294,938
MetroPCS Communications, Inc.* (Telecommunications)	1,701	29,274
Microchip Technology, Inc. (Semiconductors)	1,215	46,061
Micron Technology, Inc.* (Semiconductors)	5,508	41,200
Microsoft Corp. (Software)	47,142	1,225,692
Molex, Inc. (Electrical Components & Equipment)	891	22,961
Molson Coors Brewing Co.—Class B (Beverages)	972	43,487
Monsanto Co. (Agriculture)	3,402	246,781
Monster Worldwide, Inc.* (Internet)	810	11,875
Moody's Corp. (Commercial Services)	1,296	49,702
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	9,801	225,521
Motorola Mobility Holdings, Inc.* (Telecommunications)	1,863	41,061
Motorola Solutions, Inc.* (Telecommunications)	2,187	100,689
Murphy Oil Corp. (Oil & Gas)	1,215	79,777
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,754	67,941
Nabors Industries, Ltd.* (Oil & Gas)	1,863	45,904
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	972	24,592
National Oilwell Varco, Inc. (Oil & Gas Services)	2,673	209,055
National Semiconductor Corp. (Semiconductors)	1,539	37,875
NetApp, Inc.* (Computers)	2,349	123,980
Netflix, Inc.* (Internet)	243	63,834
Newell Rubbermaid, Inc. (Housewares)	1,863	29,398
Newfield Exploration Co.* (Oil & Gas)	810	55,096
Newmont Mining Corp. (Mining)	3,159	170,491
News Corp.—Class A (Media)	14,499	256,632
NextEra Energy, Inc. (Electric)	2,673	153,591
Nicor, Inc. (Gas)	324	17,736
NIKE, Inc.—Class B (Apparel)	2,430	218,651
NiSource, Inc. (Electric)	1,782	36,086
Noble Corp. (Oil & Gas)	1,620	63,844
Noble Energy, Inc. (Oil & Gas)	1,134	101,640
Nordstrom, Inc. (Retail)	1,053	49,428
Norfolk Southern Corp. (Transportation)	2,268	169,941
Northeast Utilities System (Electric)	1,134	39,883
Northern Trust Corp. (Banks)	1,539	70,732
Northrop Grumman Corp. (Aerospace/Defense)	1,863	129,199
Novellus Systems, Inc.* (Semiconductors)	567	20,491
NRG Energy, Inc.* (Electric)	1,539	37,829
Nucor Corp. (Iron/Steel)	2,025	83,470
NVIDIA Corp.* (Semiconductors)	3,807	60,665
NYSE Euronext (Diversified Financial Services)	1,701	58,293
O'Reilly Automotive, Inc.* (Retail)	891	58,369
Occidental Petroleum Corp. (Oil & Gas)	5,184	539,343
Omnicom Group, Inc. (Advertising)	1,782	85,821
ONEOK, Inc. (Gas)	648	47,958
Oracle Corp. (Software)	24,705	813,042
Owens-Illinois, Inc.* (Packaging & Containers)	1,053	27,178
PACCAR, Inc. (Auto Manufacturers)	2,349	120,010
Pall Corp. (Miscellaneous Manufacturing)	729	40,992

Common Stocks, continued

	Shares	Value
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,053	$94,496
Patterson Cos., Inc. (Healthcare-Products)	648	21,313
Paychex, Inc. (Commercial Services)	2,025	62,208
Peabody Energy Corp. (Coal)	1,701	100,206
People's United Financial, Inc. (Banks)	2,268	30,482
Pepco Holdings, Inc. (Electric)	1,458	28,621
PepsiCo, Inc. (Beverages)	10,044	707,399
PerkinElmer, Inc. (Electronics)	729	19,617
Pfizer, Inc. (Pharmaceuticals)	50,139	1,032,863
PG&E Corp. (Electric)	2,511	105,537
Philip Morris International, Inc. (Commercial Services)	11,259	751,763
Pinnacle West Capital Corp. (Electric)	729	32,499
Pioneer Natural Resources Co. (Oil & Gas)	729	65,297
Pitney Bowes, Inc. (Office/Business Equipment)	1,296	29,795
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,053	42,689
PNC Financial Services Group (Banks)	3,321	197,965
Polo Ralph Lauren Corp. (Apparel)	405	53,707
PPG Industries, Inc. (Chemicals)	972	88,248
PPL Corp. (Electric)	3,645	101,440
Praxair, Inc. (Chemicals)	1,944	210,710
Precision Castparts Corp. (Metal Fabricate/Hardware)	891	146,703
Priceline.com, Inc.* (Internet)	324	165,865
Principal Financial Group, Inc. (Insurance)	2,025	61,600
Procter & Gamble Co. (Cosmetics/Personal Care)	17,739	1,127,668
Progress Energy, Inc. (Electric)	1,863	89,443
Progressive Corp. (Insurance)	4,131	88,321
Prologis, Inc. (REIT)	2,673	95,800
Prudential Financial, Inc. (Insurance)	3,078	195,730
Public Service Enterprise Group, Inc. (Electric)	3,240	105,754
Public Storage, Inc. (REIT)	891	101,583
Pulte Group, Inc.* (Home Builders)	2,106	16,132
QEP Resources, Inc. (Oil & Gas)	1,134	47,435
Qualcomm, Inc. (Telecommunications)	10,611	602,599
Quanta Services, Inc.* (Commercial Services)	1,377	27,815
Quest Diagnostics, Inc. (Healthcare-Services)	972	57,445
R.R. Donnelley & Sons Co. (Commercial Services)	1,215	23,826
Range Resources Corp. (Oil & Gas)	1,053	58,441
Raytheon Co. (Aerospace/Defense)	2,268	113,060
Red Hat, Inc.* (Software)	1,215	55,769
Regions Financial Corp. (Banks)	8,019	49,718
Republic Services, Inc. (Environmental Control)	1,944	59,972
Reynolds American, Inc. (Agriculture)	2,187	81,028
Robert Half International, Inc. (Commercial Services)	972	26,273
Rockwell Automation, Inc. (Machinery-Diversified)	891	77,303
Rockwell Collins, Inc. (Aerospace/Defense)	972	59,963
Roper Industries, Inc. (Miscellaneous Manufacturing)	648	53,978
Ross Stores, Inc. (Retail)	729	58,407
Rowan Cos., Inc.* (Oil & Gas)	810	31,436
Ryder System, Inc. (Transportation)	324	18,419
Safeway, Inc. (Food)	2,268	53,003
SAIC, Inc.* (Commercial Services)	1,782	29,973
Salesforce.com, Inc.* (Software)	729	108,606
SanDisk Corp.* (Computers)	1,539	63,868
Sara Lee Corp. (Food)	3,726	70,757
SCANA Corp. (Electric)	729	28,701

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 5

Common Stocks, continued

	Shares	Value
Schlumberger, Ltd. (Oil & Gas Services)	8,586	$741,830
Scripps Networks Interactive—Class A (Entertainment)	567	27,715
Sealed Air Corp. (Packaging & Containers)	1,053	25,051
Sears Holdings Corp.* (Retail)	243	17,360
Sempra Energy (Gas)	1,539	81,382
Sherwin-Williams Co. (Chemicals)	567	47,554
Sigma-Aldrich Corp. (Chemicals)	810	59,438
Simon Property Group, Inc. (REIT)	1,863	216,536
SLM Corp. (Diversified Financial Services)	3,321	55,826
Snap-on, Inc. (Hand/Machine Tools)	405	25,304
Southern Co. (Electric)	5,427	219,142
Southwest Airlines Co. (Airlines)	5,022	57,351
Southwestern Energy Co.* (Oil & Gas)	2,187	93,779
Spectra Energy Corp. (Pipelines)	4,131	113,231
Sprint Nextel Corp.* (Telecommunications)	19,035	102,599
St. Jude Medical, Inc. (Healthcare-Products)	2,106	100,414
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,053	75,869
Staples, Inc. (Retail)	4,536	71,669
Starbucks Corp. (Retail)	4,779	188,723
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,215	68,089
State Street Corp. (Banks)	3,240	146,092
Stericycle, Inc.* (Environmental Control)	567	50,531
Stryker Corp. (Healthcare-Products)	2,106	123,601
Sunoco, Inc. (Oil & Gas)	729	30,407
SunTrust Banks, Inc. (Banks)	3,402	87,772
SuperValu, Inc. (Food)	1,377	12,958
Symantec Corp.* (Internet)	4,779	94,242
Sysco Corp. (Food)	3,726	116,177
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,620	97,751
Target Corp. (Retail)	4,374	205,184
TECO Energy, Inc. (Electric)	1,377	26,012
Tellabs, Inc. (Telecommunications)	2,268	10,455
Tenet Healthcare Corp.* (Healthcare-Services)	3,078	19,207
Teradata Corp.* (Computers)	1,053	63,391
Teradyne, Inc.* (Semiconductors)	1,215	17,982
Tesoro Petroleum Corp.* (Oil & Gas)	891	20,413
Texas Instruments, Inc. (Semiconductors)	7,371	241,990
Textron, Inc. (Miscellaneous Manufacturing)	1,782	42,073
The AES Corp.* (Electric)	4,212	53,661
The Charles Schwab Corp. (Diversified Financial Services)	6,399	105,264
The Dow Chemical Co. (Chemicals)	7,452	268,272
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	729	76,684
The Gap, Inc. (Retail)	2,511	45,449
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,321	441,992
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,539	25,809
The Hershey Co. (Food)	972	55,258
The Travelers Cos., Inc. (Insurance)	2,673	156,050
The Williams Cos., Inc. (Pipelines)	3,726	112,711
Thermo Fisher Scientific, Inc.* (Electronics)	2,430	156,468
Tiffany & Co. (Retail)	810	63,601
Time Warner Cable, Inc. (Media)	2,106	164,352
Time Warner, Inc. (Media)	6,804	247,461
Titanium Metals Corp. (Mining)	567	10,387
TJX Cos., Inc. (Retail)	2,430	127,648
Torchmark Corp. (Insurance)	486	31,172
Total System Services, Inc. (Software)	1,053	19,565

Common Stocks, continued

	Shares	Value
Tyco International, Ltd. (Miscellaneous Manufacturing)	2,997	$148,142
Tyson Foods, Inc.—Class A (Food)	1,944	37,752
U.S. Bancorp (Banks)	12,231	312,013
Union Pacific Corp. (Transportation)	3,078	321,343
United Parcel Service, Inc.—Class B (Transportation)	6,237	454,864
United States Steel Corp. (Iron/Steel)	891	41,022
United Technologies Corp. (Aerospace/Defense)	5,832	516,190
UnitedHealth Group, Inc. (Healthcare-Services)	6,885	355,128
UnumProvident Corp. (Insurance)	1,944	49,533
Urban Outfitters, Inc.* (Retail)	810	22,802
V.F. Corp. (Apparel)	567	61,554
Valero Energy Corp. (Oil & Gas)	3,645	93,203
Varian Medical Systems, Inc.* (Healthcare-Products)	729	51,045
Ventas, Inc. (REIT)	1,053	55,504
VeriSign, Inc. (Internet)	1,053	35,233
Verizon Communications, Inc. (Telecommunications)	17,982	669,470
Viacom, Inc.—Class B (Media)	3,726	190,026
Visa, Inc.—Class A (Commercial Services)	3,078	259,352
Vornado Realty Trust (REIT)	1,053	98,119
Vulcan Materials Co. (Building Materials)	810	31,209
W.W. Grainger, Inc. (Distribution/Wholesale)	405	62,228
Wal-Mart Stores, Inc. (Retail)	12,150	645,651
Walgreen Co. (Retail)	5,832	247,627
Walt Disney Co. (Media)	11,988	468,012
Washington Post Co.—Class B (Media)	81	33,935
Waste Management, Inc. (Environmental Control)	2,997	111,698
Waters Corp.* (Electronics)	567	54,285
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	810	55,671
WellPoint, Inc. (Healthcare-Services)	2,349	185,031
Wells Fargo & Co. (Banks)	33,615	943,237
Western Digital Corp.* (Computers)	1,458	53,042
Western Union Co. (Commercial Services)	4,050	81,121
Weyerhaeuser Co. (Forest Products & Paper)	3,402	74,368
Whirlpool Corp. (Home Furnishings)	486	39,522
Whole Foods Market, Inc. (Food)	972	61,673
Windstream Corp. (Telecommunications)	3,240	41,990
Wisconsin Energy Corp. (Electric)	1,458	45,708
Wyndham Worldwide Corp. (Lodging)	1,053	35,433
Wynn Resorts, Ltd. (Lodging)	486	69,760
Xcel Energy, Inc. (Electric)	3,078	74,795
Xerox Corp. (Office/Business Equipment)	8,910	92,753
Xilinx, Inc. (Semiconductors)	1,701	62,035
XL Group PLC (Insurance)	1,944	42,729
Yahoo!, Inc.* (Internet)	8,262	124,260
YUM! Brands, Inc. (Retail)	2,997	165,554
Zimmer Holdings, Inc.* (Healthcare-Products)	1,215	76,788
Zions Bancorp (Banks)	1,134	27,227
TOTAL COMMON STOCKS (Cost $50,991,507)		76,365,505

Rights/Warrants(NM)

American International Group, Inc.* (Diversified Financial Services)	1	7
TOTAL RIGHTS/WARRANTS (Cost $12)		7

See accompanying notes to the financial statements.

6 :: ProFund VP Bull :: Financial Statements

Repurchase Agreements(a)(b) (21.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $21,250,000	$21,250,000	$21,250,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,250,000)		21,250,000
TOTAL INVESTMENT SECURITIES (Cost $72,241,519)—97.8%		97,615,512
Net other assets (liabilities)—2.2%		2,238,026
NET ASSETS—100.0%		$99,853,538

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $1,735,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 9/19/11 (Underlying notional amount at value $9,864,375)	150	$328,659

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$6,843,820	$166,587
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	6,652,154	206,401
		$372,988

ProFund VP Bull invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Advertising	$124,296	0.1%
Aerospace/Defense	1,619,094	1.6%
Agriculture	905,076	0.9%
Airlines	57,351	0.1%
Apparel	453,014	0.5%
Auto Manufacturers	452,873	0.5%
Auto Parts & Equipment	204,655	0.2%
Banks	3,978,250	4.0%
Beverages	1,915,360	1.9%
Biotechnology	744,514	0.7%
Building Materials	58,493	0.1%
Chemicals	1,427,487	1.4%
Coal	237,142	0.2%
	Value	% of Net Assets
Commercial Services	$1,610,361	1.6%
Computers	4,816,919	4.8%
Cosmetics/Personal Care	1,550,512	1.6%
Distribution/Wholesale	182,154	0.2%
Diversified Financial Services	3,318,921	3.3%
Electric	2,440,994	2.4%
Electrical Components & Equipment	291,780	0.3%
Electronics	463,413	0.5%
Energy-Alternate Sources	42,855	NM
Engineering & Construction	108,357	0.1%
Entertainment	61,891	0.1%
Environmental Control	222,201	0.2%
Food	1,488,484	1.5%
Forest Products & Paper	234,256	0.2%
Gas	147,076	0.2%
Hand/Machine Tools	101,173	0.1%
Healthcare-Products	2,655,121	2.7%
Healthcare-Services	956,036	1.0%
Holding Companies-Diversified	44,194	NM
Home Builders	55,773	0.1%
Home Furnishings	57,978	0.1%
Household Products/Wares	308,774	0.3%
Housewares	29,398	NM
Insurance	2,922,556	2.9%
Internet	2,144,065	2.2%
Iron/Steel	259,483	0.3%
Leisure Time	166,686	0.2%
Lodging	236,555	0.2%
Machinery-Construction & Mining	501,502	0.5%
Machinery-Diversified	459,036	0.5%
Media	2,402,100	2.4%
Metal Fabricate/Hardware	146,703	0.2%
Mining	604,588	0.6%
Miscellaneous Manufacturing	3,120,764	3.1%
Office/Business Equipment	122,548	0.1%
Oil & Gas	7,518,386	7.5%
Oil & Gas Services	1,594,475	1.6%
Packaging & Containers	114,616	0.1%
Pharmaceuticals	4,047,006	4.1%
Pipelines	324,114	0.3%
REIT	1,142,335	1.1%
Real Estate	46,780	NM
Retail	4,387,163	4.4%
Savings & Loans	27,199	NM
Semiconductors	1,806,930	1.8%
Software	3,276,265	3.3%
Telecommunications	4,008,619	4.0%
Textiles	26,754	NM
Toys/Games/Hobbies	99,263	0.1%
Transportation	1,492,795	1.5%
Other**	23,488,026	23.5%
Total	$99,853,538	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 7

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$72,241,519
Securities, at value	76,365,512
Repurchase agreements, at value	21,250,000
Total Investment Securities, at value	97,615,512
Cash	441
Segregated cash balances with brokers	742,125
Dividends and interest receivable	97,047
Unrealized gain on swap agreements	372,988
Receivable for capital shares issued	1,248,969
Receivable for investments sold	8,618
Variation margin on futures contracts	90,000
Prepaid expenses	1,155
TOTAL ASSETS	100,176,855
LIABILITIES:
Payable for capital shares redeemed	84,997
Advisory fees payable	56,836
Management services fees payable	7,578
Administration fees payable	3,144
Administrative services fees payable	39,625
Distribution fees payable	38,703
Trustee fees payable	9
Transfer agency fees payable	9,895
Fund accounting fees payable	6,705
Compliance services fees payable	921
Other accrued expenses	74,904
TOTAL LIABILITIES	323,317
NET ASSETS	$99,853,538
NET ASSETS CONSIST OF:
Capital	$84,364,244
Accumulated net investment income (loss)	(113,103)
Accumulated net realized gains (losses) on investments	(10,473,243)
Net unrealized appreciation (depreciation) on investments	26,075,640
NET ASSETS	$99,853,538
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,669,464
Net Asset Value (offering and redemption price per share)	$27.21

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$732,146
Interest	7,550
TOTAL INVESTMENT INCOME	739,696
EXPENSES:
Advisory fees	382,986
Management services fees	51,065
Administration fees	19,721
Transfer agency fees	28,186
Administrative services fees	150,104
Distribution fees	127,662
Custody fees	4,304
Fund accounting fees	39,411
Trustee fees	731
Compliance services fees	535
Other fees	65,443
Total Gross Expenses before reductions	870,148
Less Expenses reduced by the Advisor	(12,258)
TOTAL NET EXPENSES	857,890
NET INVESTMENT INCOME (LOSS)	(118,194)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	126,799
Net realized gains (losses) on futures contracts	663,186
Net realized gains (losses) on swap agreements	431,761
Change in net unrealized appreciation/depreciation on investments	3,865,216
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,086,962
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,968,768

See accompanying notes to the financial statements.

8 :: ProFund VP Bull :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(118,194)	$(194,178)
Net realized gains (losses) on investments	1,221,746	15,723,764
Change in net unrealized appreciation/depreciation on investments	3,865,216	(4,432,679)
Change in net assets resulting from operations	4,968,768	11,096,907
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(135,672)
Net realized gains on investments	(1,489,584)	—
Change in net assets resulting from distributions	(1,489,584)	(135,672)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	261,996,056	419,589,581
Dividends reinvested	1,489,584	135,672
Value of shares redeemed	(268,443,185)	(442,862,877)
Change in net assets resulting from capital transactions	(4,957,545)	(23,137,624)
Change in net assets	(1,478,361)	(12,176,389)
NET ASSETS:
Beginning of period	101,331,899	113,508,288
End of period	$99,853,538	$101,331,899
Accumulated net investment income (loss)	$(113,103)	$5,091
SHARE TRANSACTIONS:
Issued	9,635,187	17,546,745
Reinvested	54,804	5,623
Redeemed	(9,873,930)	(18,551,966)
Change in shares	(183,939)	(999,598)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 9

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$26.30		$23.39	$18.93	$30.90	$30.40	$28.27
Investment Activities:
Net investment income (loss)(a)	(0.03)		(0.05)	0.03	0.16	0.19	0.11
Net realized and unrealized gains (losses) on investments	1.34		2.99	4.57	(11.68)	0.89	3.63
Total income (loss) from investment activities	1.31		2.94	4.60	(11.52)	1.08	3.74
Distributions to Shareholders From:
Net investment income	—		(0.03)	(0.14)	—	(0.18)	(0.08)
Net realized gains on investments	(0.40)		—	—	(0.45)	(0.40)	(1.53)
Total distributions	(0.40)		(0.03)	(0.14)	(0.45)	(0.58)	(1.61)
Net Asset Value, End of Period	$27.21		$26.30	$23.39	$18.93	$30.90	$30.40
Total Return	4.98	%(b)	12.58%	24.34%	(37.67)%	3.55%	13.66%
Ratios to Average Net Assets:
Gross expenses(c)	1.70%		1.74%	1.80%	1.73%	1.67%	1.70%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.62%	1.67%
Net investment income (loss)(c)	(0.23)%		(0.20)%	0.17%	0.63%	0.60%	0.38%
Supplemental Data:
Net assets, end of period (000's)	$99,854		$101,332	$113,508	$70,523	$163,524	$310,894
Portfolio turnover rate(d)	2	%(b)	87%	116%	259%	175%	224%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

10 :: ProFund VP Bull :: Financial Highlights

Investment Objective: The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.
Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	17%
Futures Contracts	11%
Swap Agreements	72%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HealthSpring, Inc.	NM
MFA Financial, Inc.	NM
Rosetta Resources, Inc.	NM
Genesee & Wyoming, Inc.—Class A	NM
Netlogic Microsystems, Inc.	NM

NM  Not meaningful, amount is less than 0.05%.

Russell 2000 Index – Composition

% of Index
Consumer Non-Cyclical	20%
Financial	20%
Industrial	14%
Consumer Cyclical	14%
Technology	11%
Communications	8%
Energy	6%
Basic Materials	4%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (16.6%)

	Shares	Value
1st Source Corp. (Banks)	36	$747
3D Systems Corp.* (Computers)	36	710
99 Cents Only Stores* (Retail)	36	729
A123 Systems, Inc.* (Electrical Components & Equipment)	90	479
AAON, Inc. (Building Materials)	24	524
AAR Corp. (Aerospace/Defense)	36	975
Abaxis, Inc.* (Healthcare-Products)	24	654
ABIOMED, Inc.* (Healthcare-Products)	30	486
ABM Industries, Inc. (Commercial Services)	54	1,260
AboveNet, Inc. (Internet)	24	1,691
Acacia Research Corp.* (Media)	42	1,541
Acadia Realty Trust (REIT)	12	244
Accelrys, Inc.* (Software)	96	683
Acco Brands Corp.* (Household Products/Wares)	48	377
Accretive Health, Inc.* (Commercial Services)	36	1,036
Accuray, Inc.* (Healthcare-Products)	60	481
Accuride Corp.* (Auto Parts & Equipment)	24	303
ACI Worldwide, Inc.* (Software)	42	1,418
Acorda Therapeutics, Inc.* (Biotechnology)	36	1,163
Actuant Corp.—Class A (Miscellaneous Manufacturing)	60	1,610
Acuity Brands, Inc. (Miscellaneous Manufacturing)	36	2,008
Acxiom Corp.* (Software)	60	787
ADTRAN, Inc. (Telecommunications)	48	1,858
Advance America Cash Advance Centers, Inc. (Commercial Services)	60	413
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	42	621
Advent Software, Inc.* (Software)	30	845
Advisory Board Co.* (Commercial Services)	12	695
Aeroflex Holding Corp.* (Semiconductors)	12	218
Aeropostale, Inc.* (Retail)	72	1,260
Aerovironment, Inc.* (Aerospace/Defense)	12	424
AFC Enterprises, Inc.* (Retail)	30	494
Affymetrix, Inc.* (Biotechnology)	60	476
Air Methods Corp.* (Healthcare-Services)	12	897

Common Stocks, continued

	Shares	Value
Air Transport Services Group, Inc.* (Transportation)	54	$370
Aircastle, Ltd. (Trucking & Leasing)	60	763
Akorn, Inc.* (Pharmaceuticals)	54	378
Alaska Air Group, Inc.* (Airlines)	30	2,054
Alaska Communications Systems Group, Inc. (Telecommunications)	60	532
Albany International Corp.—Class A (Machinery-Diversified)	30	792
Align Technology, Inc.* (Healthcare-Products)	54	1,231
Alkermes, Inc.* (Pharmaceuticals)	84	1,562
Allegiant Travel Co.* (Airlines)	12	594
ALLETE, Inc. (Electric)	30	1,231
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	54	506
Alterra Capital Holdings, Ltd. (Insurance)	84	1,873
Altra Holdings, Inc.* (Machinery-Diversified)	30	720
AMAG Pharmaceuticals, Inc.* (Biotechnology)	24	451
AMCOL International Corp. (Mining)	24	916
Amedisys, Inc.* (Healthcare-Services)	30	799
AMERCO* (Trucking & Leasing)	6	577
American Assets Trust, Inc. (REIT)	36	808
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	66	751
American Campus Communities, Inc. (REIT)	48	1,705
American Equity Investment Life Holding Co. (Insurance)	72	915
American Greetings Corp.—Class A (Household Products/Wares)	48	1,154
American Public Education, Inc.* (Commercial Services)	18	801
American Science & Engineering, Inc. (Electronics)	12	960
American States Water Co. (Water)	30	1,040
American Superconductor Corp.* (Electrical Components & Equipment)	42	380
American Vanguard Corp. (Chemicals)	24	311
Amerigon, Inc.* (Auto Parts & Equipment)	30	521
Amerisafe, Inc.* (Insurance)	30	679

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 11

Common Stocks, continued

	Shares	Value
Ameristar Casinos, Inc. (Lodging)	30	$711
Ameron International Corp. (Miscellaneous Manufacturing)	12	788
Amkor Technology, Inc.* (Semiconductors)	72	444
AMN Healthcare Services, Inc.* (Commercial Services)	42	349
AmSurg Corp.* (Healthcare-Services)	36	941
AmTrust Financial Services, Inc. (Insurance)	18	410
Amyris, Inc.* (Energy-Alternate Sources)	18	506
Analogic Corp. (Electronics)	18	947
Ancestry.com, Inc.* (Internet)	30	1,242
AngioDynamics, Inc.* (Healthcare-Products)	30	427
Anixter International, Inc. (Telecommunications)	24	1,568
Ann, Inc.* (Retail)	42	1,096
Anworth Mortgage Asset Corp. (REIT)	192	1,442
Apco Oil & Gas International, Inc. (Oil & Gas)	12	1,043
Apogee Enterprises, Inc. (Building Materials)	36	461
Apollo Investment Corp. (Investment Companies)	186	1,899
Applied Industrial Technologies, Inc. (Machinery-Diversified)	36	1,282
Applied Micro Circuits Corp.* (Semiconductors)	78	691
Approach Resources, Inc.* (Oil & Gas)	24	544
Arbitron, Inc. (Commercial Services)	24	992
Arch Chemicals, Inc. (Chemicals)	30	1,033
Ardea Biosciences, Inc.* (Pharmaceuticals)	18	458
Argo Group International Holdings, Ltd. (Insurance)	24	713
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	120	1,360
Arkansas Best Corp. (Transportation)	24	570
ARMOUR Residential REIT, Inc. (REIT)	42	309
ArQule, Inc.* (Biotechnology)	72	450
Arris Group, Inc.* (Telecommunications)	102	1,184
ArthroCare Corp.* (Healthcare-Products)	24	803
Artio Global Investors, Inc. (Diversified Financial Services)	24	271
Aruba Networks, Inc.* (Telecommunications)	72	2,128
Asbury Automotive Group, Inc.* (Retail)	24	445
Ascena Retail Group, Inc.* (Retail)	54	1,839
Ascent Media Corp.—Class A* (Entertainment)	18	953
Ashford Hospitality Trust (REIT)	36	448
Aspen Technology, Inc.* (Software)	72	1,237
Assisted Living Concepts, Inc.—Class A (Healthcare-Services)	24	403
Associated Estates Realty Corp. (REIT)	66	1,072
Astec Industries, Inc.* (Machinery-Construction & Mining)	30	1,109
Astoria Financial Corp. (Savings & Loans)	84	1,074
athenahealth, Inc.* (Software)	36	1,480
Atlantic Power Corp. (Electric)	66	1,005
Atlantic Tele-Network, Inc. (Environmental Control)	12	460
Atlas Air Worldwide Holdings, Inc.* (Transportation)	24	1,428
ATMI, Inc.* (Semiconductors)	24	490
ATP Oil & Gas Corp.* (Oil & Gas)	48	735
Atrion Corp. (Healthcare-Products)	6	1,187
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	42	823
AVANIR Pharmaceuticals, Inc.—Class A* (Pharmaceuticals)	114	383
Aveo Phamaceuticals, Inc.* (Biotechnology)	30	618
Avid Technology, Inc.* (Software)	30	565
Avis Budget Group, Inc.* (Commercial Services)	96	1,641
Avista Corp. (Electric)	42	1,079

Common Stocks, continued

	Shares	Value
AZZ, Inc. (Miscellaneous Manufacturing)	12	$550
B&G Foods, Inc.—Class A (Food)	42	866
Badger Meter, Inc. (Electronics)	18	666
Balchem Corp. (Chemicals)	36	1,576
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	24	416
BancorpSouth, Inc. (Banks)	66	819
Bank of the Ozarks, Inc. (Banks)	12	625
Barnes & Noble, Inc. (Retail)	24	398
Barnes Group, Inc. (Miscellaneous Manufacturing)	54	1,340
Basic Energy Services, Inc.* (Oil & Gas Services)	24	755
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	42	958
Belden, Inc. (Electrical Components & Equipment)	30	1,046
Belo Corp.—Class A* (Media)	78	587
Benchmark Electronics, Inc.* (Electronics)	66	1,089
Berkshire Hills Bancorp, Inc. (Savings & Loans)	30	672
Berry Petroleum Co.—Class A (Oil & Gas)	42	2,231
BGC Partners, Inc.—Class A (Diversified Financial Services)	84	649
Bill Barrett Corp.* (Oil & Gas)	42	1,947
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	30	627
BioMed Realty Trust, Inc. (REIT)	102	1,962
BJ's Restaurants, Inc.* (Retail)	18	942
Black Box Corp. (Telecommunications)	30	938
Black Hills Corp. (Electric)	36	1,083
Blackbaud, Inc. (Software)	42	1,164
Blackboard, Inc.* (Software)	30	1,302
BlackRock Kelso Capital Corp. (Investment Companies)	78	700
Blount International, Inc.* (Machinery-Diversified)	48	839
Blue Coat Systems, Inc.* (Internet)	36	787
Blue Nile, Inc.* (Internet)	12	528
Bob Evans Farms, Inc. (Retail)	30	1,049
Boise, Inc. (Forest Products & Paper)	108	841
Boston Beer Co., Inc.—Class A* (Beverages)	6	538
Boston Private Financial Holdings, Inc. (Banks)	60	395
Bottomline Technologies, Inc.* (Software)	30	741
Boyd Gaming Corp.* (Lodging)	60	522
BPZ Resources, Inc.* (Oil & Gas)	90	295
Brady Corp.—Class A (Electronics)	42	1,347
Bravo Brio Restaurant Group, Inc.* (Retail)	18	440
Bridgepoint Education, Inc.* (Commercial Services)	18	450
Briggs & Stratton Corp. (Machinery-Diversified)	48	953
Brightpoint, Inc.* (Distribution/Wholesale)	66	535
Bristow Group, Inc. (Transportation)	36	1,837
BroadSoft, Inc.* (Internet)	24	915
Brookline Bancorp, Inc. (Savings & Loans)	60	556
Brooks Automation, Inc.* (Semiconductors)	60	652
Brown Shoe Co., Inc. (Retail)	36	383
Brunswick Corp. (Leisure Time)	78	1,591
Buckeye Technologies, Inc. (Forest Products & Paper)	60	1,619
Buffalo Wild Wings, Inc.* (Retail)	18	1,194
Cabela's, Inc.* (Retail)	36	977
Cabot Microelectronics Corp.* (Chemicals)	18	836
CACI International, Inc.—Class A* (Computers)	24	1,514
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	36	331

See accompanying notes to the financial statements.

12 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Cal Dive International, Inc.* (Oil & Gas Services)	90	$538
Cal-Maine Foods, Inc. (Food)	12	384
Calgon Carbon Corp.* (Environmental Control)	54	918
California Pizza Kitchen, Inc.* (Retail)	18	332
California Water Service Group (Water)	48	898
Caliper Life Sciences, Inc.* (Healthcare-Products)	54	438
Calix, Inc.* (Telecommunications)	30	625
Callaway Golf Co. (Leisure Time)	60	373
Campus Crest Communities, Inc. (REIT)	36	466
Cantel Medical Corp. (Healthcare-Products)	12	323
Capella Education Co.* (Commercial Services)	18	753
Capital Lease Funding, Inc. (REIT)	90	442
Capstead Mortgage Corp. (REIT)	96	1,286
Capstone Turbine Corp.* (Electrical Components & Equipment)	270	413
Cardinal Financial Corp. (Banks)	48	526
Cardtronics, Inc.* (Commercial Services)	36	844
Carrizo Oil & Gas, Inc.* (Oil & Gas)	36	1,503
Carter's, Inc.* (Apparel)	42	1,292
Cascade Corp. (Machinery-Diversified)	12	571
Casey's General Stores, Inc. (Retail)	30	1,320
Cash America International, Inc. (Retail)	30	1,736
Cass Information Systems, Inc. (Banks)	12	453
Cathay Bancorp, Inc. (Banks)	72	1,180
Cavium, Inc.* (Semiconductors)	48	2,092
Cbeyond, Inc.* (Telecommunications)	30	397
CBL & Associates Properties, Inc. (REIT)	126	2,284
CEC Entertainment, Inc. (Retail)	24	963
Cell Therapeutics, Inc.* (Biotechnology)	144	227
Centene Corp.* (Healthcare-Services)	48	1,705
Central European Distribution Corp.* (Distribution/Wholesale)	60	672
Central Eurpoean Media Enterprises, Ltd.—Class A* (Media)	30	593
Central Garden & Pet Co.—Class A* (Household Products/Wares)	48	487
Central Vermont Public Service Corp. (Electric)	12	434
Century Aluminum Co.* (Mining)	54	845
Cenveo, Inc.* (Commercial Services)	66	422
Cepheid, Inc.* (Healthcare-Products)	60	2,078
Ceradyne, Inc.* (Miscellaneous Manufacturing)	24	936
CEVA, Inc.* (Semiconductors)	24	731
CH Energy Group, Inc. (Electric)	24	1,278
Charming Shoppes, Inc.* (Retail)	120	499
Chart Industries, Inc.* (Machinery-Diversified)	30	1,619
Checkpoint Systems, Inc.* (Electronics)	36	644
Cheesecake Factory, Inc.* (Retail)	48	1,506
Chemed Corp. (Commercial Services)	24	1,572
Chemical Financial Corp. (Banks)	78	1,463
Chemtura Corp.* (Chemicals)	90	1,638
Cheniere Energy, Inc.* (Oil & Gas)	66	605
Chesapeake Lodging Trust (REIT)	36	614
Chesapeake Utilities Corp. (Oil & Gas Services)	12	480
Chiquita Brands International, Inc.* (Food)	48	625
Churchill Downs, Inc. (Entertainment)	18	811
CIBER, Inc.* (Computers)	78	433
Cincinnati Bell, Inc.* (Telecommunications)	198	657
Cinemark Holdings, Inc. (Entertainment)	78	1,615
CIRCOR International, Inc. (Metal Fabricate/Hardware)	12	514
Cirrus Logic, Inc.* (Semiconductors)	60	954
City Holding Co. (Banks)	18	595
Clarcor, Inc. (Miscellaneous Manufacturing)	42	1,986
Clayton Williams Energy, Inc.* (Oil & Gas)	6	360

Common Stocks, continued

	Shares	Value
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	54	$710
Clean Harbors, Inc.* (Environmental Control)	18	1,858
Clearwater Paper Corp.* (Forest Products & Paper)	12	819
Cleco Corp. (Electric)	48	1,673
Cloud Peak Energy, Inc.* (Coal)	60	1,278
CNO Financial Group, Inc.* (Insurance)	210	1,661
Coca-Cola Bottling Co. (Beverages)	6	406
Coeur d'Alene Mines Corp.* (Mining)	84	2,038
Cogent Communications Group, Inc.* (Internet)	42	714
Cognex Corp. (Machinery-Diversified)	36	1,275
Cohen & Steers, Inc. (Diversified Financial Services)	12	398
Coherent, Inc.* (Electronics)	18	995
Cohu, Inc. (Semiconductors)	42	551
Coinstar, Inc.* (Commercial Services)	30	1,636
Colfax Corp.* (Miscellaneous Manufacturing)	30	744
Collective Brands, Inc.* (Retail)	54	793
Colonial Properties Trust (REIT)	72	1,469
Colony Financial, Inc. (REIT)	48	867
Columbia Banking System, Inc. (Banks)	54	930
Columbia Sportswear Co. (Apparel)	12	761
Columbus McKinnon Corp. NY* (Machinery-Diversified)	30	539
Comfort Systems USA, Inc. (Building Materials)	48	509
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	36	511
Community Bank System, Inc. (Banks)	48	1,190
Community Trust Bancorp, Inc. (Banks)	60	1,663
Commvault Systems, Inc.* (Software)	36	1,600
Compass Diversified Holdings (Holding Companies-Diversified)	48	792
Complete Production Services, Inc.* (Oil & Gas Services)	72	2,402
Computer Programs & Systems, Inc. (Software)	12	762
comScore, Inc.* (Internet)	30	777
Comstock Resources, Inc.* (Oil & Gas)	42	1,209
Comtech Telecommunications Corp. (Telecommunications)	30	841
Conceptus, Inc.* (Healthcare-Products)	30	350
Concur Technologies, Inc.* (Software)	36	1,803
CONMED Corp.* (Healthcare-Products)	30	854
Consolidated Communications Holdings, Inc. (Telecommunications)	72	1,400
Consolidated Graphics, Inc.* (Commercial Services)	12	659
Constant Contact, Inc.* (Internet)	30	761
Contango Oil & Gas Co. (Oil & Gas)	12	701
Convergys Corp.* (Commercial Services)	96	1,309
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	54	1,069
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	12	428
Coresite Realty Corp. (REIT)	24	394
Corinthian Colleges, Inc.* (Commercial Services)	84	358
CoStar Group, Inc.* (Commercial Services)	24	1,423
Cousins Properties, Inc. (REIT)	66	564
Cracker Barrel Old Country Store, Inc. (Retail)	18	888
Credit Acceptance Corp.* (Diversified Financial Services)	6	507
CreXus Investment Corp. (REIT)	78	867
Crocs, Inc.* (Apparel)	78	2,008
Crosstex Energy, Inc. (Oil & Gas)	42	500

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 13

Common Stocks, continued

	Shares	Value
CSG Systems International, Inc.* (Software)	36	$665
CTS Corp. (Electronics)	60	580
Cubic Corp. (Electronics)	12	612
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	54	1,943
Curtiss-Wright Corp. (Aerospace/Defense)	30	971
CVB Financial Corp. (Banks)	84	777
CVR Energy, Inc.* (Oil & Gas)	78	1,920
Cyberonics, Inc.* (Healthcare-Products)	30	839
Cymer, Inc.* (Electronics)	24	1,188
Cypress Sharpridge Investments, Inc. (REIT)	102	1,307
Daktronics, Inc. (Electronics)	36	388
Dana Holding Corp.* (Auto Parts & Equipment)	132	2,416
Darling International, Inc.* (Environmental Control)	102	1,805
DCT Industrial Trust, Inc. (REIT)	252	1,318
DealerTrack Holdings, Inc.* (Internet)	36	826
Delphi Financial Group, Inc.—Class A (Insurance)	54	1,577
Deltic Timber Corp. (Forest Products & Paper)	12	644
Deluxe Corp. (Commercial Services)	42	1,038
Denny's Corp.* (Retail)	126	489
DepoMed, Inc.* (Pharmaceuticals)	72	589
Dexcom, Inc.* (Healthcare-Products)	60	869
DG Fastchannel, Inc.* (Media)	24	769
Diamond Foods, Inc. (Food)	18	1,374
DiamondRock Hospitality Co. (REIT)	168	1,803
Dice Holdings, Inc.* (Internet)	48	649
Digi International, Inc.* (Software)	30	390
Digital River, Inc.* (Internet)	42	1,351
DigitalGlobe, Inc.* (Telecommunications)	30	762
Dime Community Bancshares, Inc. (Savings & Loans)	54	785
DineEquity, Inc.* (Retail)	12	627
Diodes, Inc.* (Semiconductors)	30	783
Dole Food Co., Inc.* (Food)	36	487
Dollar Financial Corp.* (Commercial Services)	42	909
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	24	1,770
Domino's Pizza, Inc.* (Retail)	54	1,363
Dorman Products, Inc.* (Auto Parts & Equipment)	18	712
Drew Industries, Inc. (Building Materials)	24	593
Dril-Quip, Inc.* (Oil & Gas Services)	30	2,035
DTS, Inc.* (Home Furnishings)	18	730
Duff & Phelps Corp.—Class A (Diversified Financial Services)	42	539
DuPont Fabros Technology, Inc. (REIT)	54	1,361
Dycom Industries, Inc.* (Engineering & Construction)	36	588
Dynavax Technologies Corp.* (Biotechnology)	138	380
Dynegy, Inc.—Class A* (Electric)	90	557
Dynex Capital, Inc. (REIT)	54	523
E.W. Scripps Co.* (Media)	48	464
Eagle Materials, Inc. (Building Materials)	36	1,003
EarthLink, Inc. (Internet)	102	785
EastGroup Properties, Inc. (REIT)	18	765
Eastman Kodak Co.* (Miscellaneous Manufacturing)	240	859
Ebix, Inc.* (Software)	24	457
Echelon Corp.* (Computers)	36	327
Education Realty Trust, Inc. (REIT)	72	617
El Paso Electric Co. (Electric)	42	1,357
Electro Rent Corp. (Commercial Services)	36	616
Electro Scientific Industries, Inc.* (Electronics)	24	463
Electronics for Imaging, Inc.* (Computers)	42	723

Common Stocks, continued

	Shares	Value
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	18	$523
EMCOR Group, Inc.* (Engineering & Construction)	60	1,759
Emergent Biosolutions, Inc.* (Biotechnology)	24	541
Emeritus Corp.* (Healthcare-Services)	36	765
Empire District Electric Co. (Electric)	36	693
Employers Holdings, Inc. (Insurance)	36	604
EMS Technologies, Inc.* (Telecommunications)	12	396
Emulex Corp.* (Semiconductors)	78	671
Encore Capital Group, Inc.* (Diversified Financial Services)	18	553
Encore Wire Corp. (Electrical Components & Equipment)	18	436
Endeavour International Corp.* (Oil & Gas)	48	723
Endologix, Inc.* (Healthcare-Products)	48	446
Energy Partners, Ltd.* (Oil & Gas)	42	622
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	66	2,193
EnergySolutions, Inc. (Environmental Control)	66	326
EnerNOC, Inc.* (Electric)	24	378
EnerSys* (Electrical Components & Equipment)	42	1,446
Ennis, Inc. (Household Products/Wares)	30	522
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	18	865
Enstar Group, Ltd.* (Insurance)	6	627
Entegris, Inc.* (Semiconductors)	114	1,154
Entertainment Properties Trust (REIT)	36	1,681
Entropic Communications, Inc.* (Semiconductors)	72	640
Enzon Pharmaceuticals, Inc.* (Biotechnology)	60	603
EPIQ Systems, Inc. (Software)	42	597
Equity Lifestyle Properties, Inc. (REIT)	24	1,499
Equity One, Inc. (REIT)	18	336
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	18	662
Esterline Technologies Corp.* (Aerospace/Defense)	24	1,834
Ethan Allen Interiors, Inc. (Home Furnishings)	24	511
Euronet Worldwide, Inc.* (Commercial Services)	48	740
Evercore Partners, Inc.—Class A (Diversified Financial Services)	18	600
Exact Sciences Corp.* (Biotechnology)	54	464
ExamWorks Group, Inc.* (Commercial Services)	24	609
Exelixis, Inc.* (Biotechnology)	120	1,075
Exide Technologies* (Electrical Components & Equipment)	90	688
Exlservice Holdings, Inc.* (Commercial Services)	12	277
Exponent, Inc.* (Commercial Services)	24	1,044
Express, Inc. (Retail)	48	1,046
Exterran Holdings, Inc.* (Oil & Gas Services)	54	1,071
Extra Space Storage, Inc. (REIT)	66	1,408
EZCORP, Inc.—Class A* (Retail)	42	1,494
F.N.B. Corp. (Banks)	108	1,118
Fabrinet* (Miscellaneous Manufacturing)	18	437
Fair Isaac Corp. (Software)	36	1,087
FARO Technologies, Inc.* (Electronics)	18	788
FBL Financial Group, Inc.—Class A (Insurance)	18	579
Federal Signal Corp. (Miscellaneous Manufacturing)	96	630
FEI Co.* (Electronics)	36	1,375
FelCor Lodging Trust, Inc.* (REIT)	156	831
Ferro Corp.* (Chemicals)	72	968

See accompanying notes to the financial statements.

14 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Fifth Street Finance Corp. (Investment Companies)	84	$974
Financial Engines, Inc.* (Diversified Financial Services)	42	1,089
Finisar Corp.* (Telecommunications)	78	1,406
First American Financial Corp. (Insurance)	102	1,596
First Busey Corp. (Banks)	126	667
First Cash Financial Services, Inc.* (Retail)	30	1,260
First Commonwealth Financial Corp. (Banks)	114	654
First Financial Bancorp (Banks)	42	701
First Financial Bankshares, Inc. (Banks)	36	1,240
First Financial Corp. (Banks)	12	393
First Industrial Realty Trust, Inc.* (REIT)	60	687
First Midwest Bancorp, Inc. (Banks)	72	885
First Potomac Realty Trust (REIT)	36	551
FirstMerit Corp. (Banks)	84	1,387
Flagstone Reinsurance Holdings S.A. (Insurance)	60	506
Flotek Industries, Inc.* (Miscellaneous Manufacturing)	48	409
Flushing Financial Corp. (Savings & Loans)	42	546
Force Protection, Inc.* (Auto Manufacturers)	90	447
Forestar Group, Inc.* (Real Estate)	36	591
FormFactor, Inc.* (Semiconductors)	102	924
Forrester Research, Inc. (Commercial Services)	18	593
Forward Air Corp. (Transportation)	30	1,014
FPIC Insurance Group, Inc.* (Insurance)	12	500
Franklin Electric Co., Inc. (Hand/Machine Tools)	18	845
Franklin Street Properties Corp. (REIT)	72	930
Fred's, Inc. (Retail)	60	866
Fresh Del Monte Produce, Inc. (Food)	30	800
Frontline, Ltd. (Transportation)	42	619
FTI Consulting, Inc.* (Commercial Services)	36	1,366
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	18	449
Fuller (H.B.) Co. (Chemicals)	48	1,172
FX Energy, Inc.* (Oil & Gas)	66	579
G & K Services, Inc. (Textiles)	24	813
G-III Apparel Group, Ltd.* (Apparel)	18	621
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	6	278
Gaylord Entertainment Co.* (Lodging)	36	1,080
GenCorp, Inc.* (Aerospace/Defense)	66	424
Generac Holdings, Inc.* (Electrical Components & Equipment)	30	582
General Communication, Inc.—Class A* (Telecommunications)	48	579
Genesco, Inc.* (Retail)	18	938
Genesee & Wyoming, Inc.—Class A* (Transportation)	42	2,463
Genomic Health, Inc.* (Healthcare-Products)	18	502
Gentiva Health Services, Inc.* (Healthcare-Services)	30	625
GeoEye, Inc.* (Telecommunications)	24	898
GeoResources, Inc.* (Oil & Gas)	30	675
Georgia Gulf Corp.* (Chemicals)	30	724
Geron Corp.* (Biotechnology)	156	626
Getty Realty Corp. (REIT)	30	757
GFI Group, Inc. (Diversified Financial Services)	96	441
Gibraltar Industries, Inc.* (Iron/Steel)	36	408
Glacier Bancorp, Inc. (Banks)	96	1,294
Glatfelter (Forest Products & Paper)	48	738
Glimcher Realty Trust (REIT)	90	855
Global Crossing, Ltd.* (Telecommunications)	24	921

Common Stocks, continued

	Shares	Value
Global Geophysical Services, Inc.* (Oil & Gas Services)	18	$320
Global Industries, Ltd.* (Oil & Gas Services)	96	526
Global Power Equipment Group, Inc.* (Machinery-Diversified)	6	159
Globe Specialty Metals, Inc. (Mining)	66	1,480
Globecomm Systems, Inc.* (Telecommunications)	24	373
GNC Acquisition Holdings, Inc.—Class A* (Retail)	18	393
Golar LNG, Ltd. (Transportation)	30	1,047
Gold Resource Corp. (Mining)	24	598
Golden Star Resources, Ltd.* (Mining)	276	607
Goodrich Petroleum Corp.* (Oil & Gas)	30	552
Government Properties Income Trust (REIT)	36	973
Graham Packaging Co., Inc.* (Packaging & Containers)	24	605
Grand Canyon Education, Inc.* (Commercial Services)	30	425
Granite Construction, Inc. (Engineering & Construction)	36	883
Graphic Packaging Holding Co.* (Packaging & Containers)	156	849
Great Lakes Dredge & Dock Co. (Commercial Services)	72	402
Greatbatch, Inc.* (Electrical Components & Equipment)	24	644
Greenlight Capital Re, Ltd.—Class A* (Insurance)	36	946
Griffon Corp.* (Miscellaneous Manufacturing)	60	605
Group 1 Automotive, Inc. (Retail)	24	988
GT Solar International, Inc.* (Semiconductors)	108	1,750
Gulf Island Fabrication, Inc. (Oil & Gas Services)	18	581
GulfMark Offshore, Inc.—Class A* (Transportation)	24	1,061
Gulfport Energy Corp.* (Oil & Gas)	36	1,069
H&E Equipment Services, Inc.* (Commercial Services)	36	504
Haemonetics Corp.* (Healthcare-Products)	18	1,159
Halozyme Therapeutics, Inc.* (Biotechnology)	102	705
Hancock Holding Co. (Banks)	66	2,047
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	30	734
Harleysville Group, Inc. (Insurance)	24	748
Harmonic, Inc.* (Telecommunications)	120	868
Harte-Hanks, Inc. (Advertising)	48	390
Harvest Natural Resources, Inc.* (Oil & Gas)	36	397
Hatteras Financial Corp. (REIT)	78	2,202
Haynes International, Inc. (Metal Fabricate/Hardware)	12	743
Healthcare Realty Trust, Inc. (REIT)	60	1,238
Healthcare Services Group, Inc. (Commercial Services)	78	1,267
HEALTHSOUTH Corp.* (Healthcare-Services)	84	2,204
HealthSpring, Inc.* (Healthcare-Services)	60	2,768
Healthways, Inc.* (Healthcare-Services)	36	546
Heartland Express, Inc. (Transportation)	48	795
Heartland Payment Systems, Inc. (Commercial Services)	36	742
HeartWare International, Inc.* (Healthcare-Products)	12	889
Heckmann Corp.* (Beverages)	96	580
Hecla Mining Co.* (Mining)	282	2,169
HEICO Corp. (Aerospace/Defense)	36	1,971

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 15

Common Stocks, continued

	Shares	Value
Heidrick & Struggles International, Inc. (Commercial Services)	18	$408
Helen of Troy, Ltd.* (Household Products/Wares)	30	1,036
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	102	1,689
Hercules Offshore, Inc.* (Oil & Gas Services)	96	529
Hercules Technology Growth Capital, Inc. (Investment Companies)	66	694
Herman Miller, Inc. (Office Furnishings)	48	1,307
Hersha Hospitality Trust (REIT)	150	836
Hexcel Corp.* (Aerospace/Defense Equipment)	90	1,970
HFF, Inc.—Class A* (Real Estate)	30	453
Hibbett Sports, Inc.* (Retail)	24	977
Higher One Holdings, Inc.* (Diversified Financial Services)	30	568
Highwoods Properties, Inc. (REIT)	36	1,193
Hillenbrand, Inc. (Commercial Services)	54	1,277
Hilltop Holdings, Inc.* (Real Estate)	60	530
Hittite Microwave Corp.* (Semiconductors)	30	1,857
HMS Holdings Corp.* (Commercial Services)	30	2,306
HNI Corp. (Office Furnishings)	42	1,055
Home Bancshares, Inc. (Banks)	24	567
Home Properties, Inc. (REIT)	24	1,461
Horace Mann Educators Corp. (Insurance)	42	656
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	24	660
Horsehead Holding Corp.* (Mining)	36	480
Hot Topic, Inc. (Retail)	42	312
HSN, Inc.* (Retail)	36	1,185
Hub Group, Inc.—Class A* (Transportation)	36	1,356
Hudson Pacific Properties, Inc. (REIT)	30	466
Huron Consulting Group, Inc.* (Commercial Services)	24	725
Hypercom Corp.* (Telecommunications)	60	590
Hyperdynamics Corp.* (Oil & Gas)	156	671
IBERIABANK Corp. (Banks)	24	1,383
ICF International, Inc.* (Commercial Services)	24	609
ICG Group, Inc.* (Internet)	36	440
ICO Global Communications (Holding), Ltd.* (Telecommunications)	156	432
Iconix Brand Group, Inc.* (Apparel)	66	1,597
ICU Medical, Inc.* (Healthcare-Products)	24	1,049
IDACORP, Inc. (Electric)	36	1,422
IDT Corp. (Telecommunications)	12	324
iGATE Corp. (Computers)	30	490
II-VI, Inc.* (Electronics)	48	1,229
Immucor, Inc.* (Healthcare-Products)	66	1,348
ImmunoGen, Inc.* (Biotechnology)	72	878
Impax Laboratories, Inc.* (Pharmaceuticals)	54	1,177
Incyte, Corp.* (Biotechnology)	78	1,477
Independent Bank Corp./MA (Banks)	30	788
Infinera Corp.* (Telecommunications)	126	871
Infinity Property & Casualty Corp. (Insurance)	12	656
InfoSpace, Inc.* (Internet)	60	547
Inland Real Estate Corp. (REIT)	78	689
Innophos Holdings, Inc. (Chemicals)	18	878
Innospec, Inc.* (Chemicals)	18	605
Inphi Corp.* (Semiconductors)	18	313
Insight Enterprises, Inc.* (Retail)	48	850
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	36	755
Insperity, Inc. (Commercial Services)	24	711
Insulet Corp.* (Healthcare-Products)	42	931
Integra LifeSciences Holdings* (Biotechnology)	18	861

Common Stocks, continued

	Shares	Value
Integrated Device Technology, Inc.* (Semiconductors)	126	$990
Inter Parfums, Inc. (Cosmetics/Personal Care)	18	415
Interactive Intelligence, Inc.* (Software)	18	631
InterDigital, Inc. (Telecommunications)	42	1,716
Interface, Inc.—Class A (Office Furnishings)	42	814
Interline Brands, Inc.* (Building Materials)	36	661
Intermec, Inc.* (Machinery-Diversified)	48	530
InterMune, Inc.* (Biotechnology)	42	1,506
Internap Network Services Corp.* (Internet)	48	353
International Bancshares Corp. (Banks)	42	703
International Speedway Corp.—Class A (Entertainment)	24	682
Interval Leisure Group, Inc.* (Leisure Time)	42	575
INTL FCStone, Inc.* (Diversified Financial Services)	18	436
Intralinks Holdings, Inc.* (Internet)	30	518
Invacare Corp. (Healthcare-Products)	18	597
Invesco Mortgage Capital, Inc. (REIT)	66	1,395
Investment Technology Group, Inc.* (Diversified Financial Services)	42	589
Investors Bancorp, Inc.* (Savings & Loans)	66	937
Investors Real Estate Trust (REIT)	84	727
ION Geophysical Corp.* (Oil & Gas Services)	114	1,078
IPC The Hospitalist Co.* (Healthcare-Services)	18	834
Iridium Communications, Inc.* (Telecommunications)	48	415
iRobot Corp.* (Machinery-Diversified)	24	847
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	60	943
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	126	1,154
iStar Financial, Inc.* (REIT)	120	973
Ixia* (Telecommunications)	36	461
IXYS Corp.* (Semiconductors)	30	449
J & J Snack Foods Corp. (Food)	18	897
j2 Global Communications, Inc.* (Internet)	48	1,355
Jack Henry & Associates, Inc. (Computers)	72	2,161
Jack in the Box, Inc.* (Retail)	48	1,093
Jaguar Mining, Inc.* (Mining)	90	430
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	30	552
James River Coal Co.* (Coal)	42	874
Jazz Pharmaceuticals, Inc.* (Pharmaceuticals)	24	800
JDA Software Group, Inc.* (Software)	36	1,112
JetBlue Airways Corp.* (Airlines)	228	1,391
John Bean Technologies Corp. (Miscellaneous Manufacturing)	42	811
Jos. A. Bank Clothiers, Inc.* (Retail)	24	1,200
K12, Inc.* (Commercial Services)	30	994
Kadant, Inc.* (Machinery-Diversified)	18	567
Kaiser Aluminum Corp. (Mining)	18	983
Kaman Corp. (Aerospace/Defense)	24	851
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	48	795
Kaydon Corp. (Metal Fabricate/Hardware)	30	1,120
KB Home (Home Builders)	90	880
KBW, Inc. (Diversified Financial Services)	36	673
Kelly Services, Inc.—Class A* (Commercial Services)	24	396
KEMET Corp.* (Electronics)	36	514
Kenexa Corp.* (Commercial Services)	24	576
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	84	397
Key Energy Services, Inc.* (Oil & Gas Services)	114	2,052
Kforce, Inc.* (Commercial Services)	36	471
Kilroy Realty Corp. (REIT)	60	2,369
Kindred Healthcare, Inc.* (Healthcare-Services)	48	1,031

See accompanying notes to the financial statements.

16 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
KIT Digital, Inc.* (Internet)	42	$501
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	102	1,124
Knight Transportation, Inc. (Transportation)	54	917
Knightsbridge Tankers, Ltd. (Transportation)	18	397
Knoll, Inc. (Office Furnishings)	42	843
Knology, Inc.* (Telecommunications)	30	446
Kodiak Oil & Gas Corp.* (Oil & Gas)	168	969
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	18	683
Korn/Ferry International* (Commercial Services)	42	924
Kraton Performance Polymers, Inc.* (Chemicals)	30	1,175
Krispy Kreme Doughnuts, Inc.* (Retail)	54	514
Kulicke & Soffa Industries, Inc.* (Semiconductors)	66	735
L-1 Identity Solutions, Inc.* (Electronics)	60	705
La-Z-Boy, Inc.* (Home Furnishings)	54	533
Laclede Group, Inc. (Gas)	42	1,589
Lakeland Financial Corp. (Banks)	48	1,068
Lancaster Colony Corp. (Miscellaneous Manufacturing)	18	1,095
Landauer, Inc. (Commercial Services)	12	739
LaSalle Hotel Properties (REIT)	84	2,213
Lattice Semiconductor Corp.* (Semiconductors)	114	743
Lawson Software, Inc.* (Software)	132	1,481
Layne Christensen Co.* (Engineering & Construction)	18	546
Leap Wireless International, Inc.* (Telecommunications)	54	876
Lexington Realty Trust (REIT)	114	1,041
LHC Group, Inc.* (Healthcare-Services)	18	415
Life Time Fitness, Inc.* (Leisure Time)	36	1,437
Limelight Networks, Inc.* (Internet)	78	356
Lincoln Educational Services Corp. (Commercial Services)	24	412
Lindsay Manufacturing Co. (Machinery-Diversified)	12	826
Liquidity Services, Inc.* (Internet)	18	425
Lithia Motors, Inc.—Class A (Retail)	30	589
Littelfuse, Inc. (Electrical Components & Equipment)	18	1,057
Live Nation, Inc.* (Commercial Services)	120	1,376
LivePerson, Inc.* (Computers)	54	764
Liz Claiborne, Inc.* (Apparel)	72	385
LogMeIn, Inc.* (Telecommunications)	18	694
Loral Space & Communications, Inc.* (Telecommunications)	12	834
Louisiana-Pacific Corp.* (Forest Products & Paper)	126	1,026
LSB Industries, Inc.* (Miscellaneous Manufacturing)	18	773
LTC Properties, Inc. (REIT)	24	668
LTX-Credence Corp.* (Semiconductors)	54	483
Lufkin Industries, Inc. (Oil & Gas Services)	24	2,065
Lumber Liquidators Holdings, Inc.* (Retail)	24	610
Luminex Corp.* (Healthcare-Products)	36	752
M.D.C. Holdings, Inc. (Home Builders)	36	887
Magellan Health Services, Inc.* (Healthcare-Services)	30	1,642
Magma Design Automation, Inc.* (Electronics)	60	479
Magnum Hunter Resources Corp.* (Oil & Gas)	120	811
Maiden Holdings, Ltd. (Insurance)	54	491
Maidenform Brands, Inc.* (Apparel)	24	664
Main Street Capital Corp. (Investment Companies)	36	682

Common Stocks, continued

	Shares	Value
MAKO Surgical Corp.* (Healthcare-Products)	30	$892
Manhattan Associates, Inc.* (Computers)	18	620
MannKind Corp.* (Pharmaceuticals)	84	319
ManTech International Corp.—Class A (Software)	24	1,066
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	30	479
MarketAxess Holdings, Inc. (Diversified Financial Services)	30	752
Marten Transport, Ltd. (Transportation)	18	389
Masimo Corp. (Healthcare-Products)	42	1,247
MasTec, Inc.* (Telecommunications)	54	1,065
Materion Corp.* (Mining)	18	665
Matrix Service Co.* (Oil & Gas Services)	30	401
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	36	1,445
MAXIMUS, Inc. (Commercial Services)	18	1,489
Maxwell Technologies, Inc.* (Computers)	36	583
MB Financial, Inc. (Banks)	42	808
MCG Capital Corp. (Investment Companies)	144	876
McGrath Rentcorp (Commercial Services)	36	1,011
McMoRan Exploration Co.* (Oil & Gas)	96	1,774
MDC Partners, Inc.—Class A (Advertising)	24	433
Meadowbrook Insurance Group, Inc. (Insurance)	162	1,605
Measurement Specialties, Inc.* (Electronics)	18	643
MedAssets, Inc.* (Software)	48	641
Medical Properties Trust, Inc. (REIT)	120	1,380
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	48	1,832
Medidata Solutions, Inc.* (Software)	18	430
Medifast, Inc.* (Commercial Services)	12	285
Medivation, Inc.* (Pharmaceuticals)	30	643
MedQuist Holdings, Inc.* (Software)	30	388
Mentor Graphics Corp.* (Computers)	78	999
Mercury Computer Systems, Inc.* (Computers)	36	672
Meredith Corp. (Media)	30	934
Meridian Bioscience, Inc. (Healthcare-Products)	42	1,013
Merit Medical Systems, Inc.* (Healthcare-Products)	30	539
Meritage Homes Corp.* (Home Builders)	36	812
Meritor, Inc.* (Auto Parts & Equipment)	90	1,444
Methode Electronics, Inc. (Electronics)	60	697
MF Global Holdings, Ltd.* (Diversified Financial Services)	144	1,115
MFA Financial, Inc. (REIT)	324	2,605
MGE Energy, Inc. (Electric)	48	1,945
MGIC Investment Corp.* (Insurance)	168	1,000
Micrel, Inc. (Semiconductors)	42	444
Micromet, Inc.* (Biotechnology)	102	585
Microsemi Corp.* (Semiconductors)	78	1,599
MicroStrategy, Inc.—Class A* (Software)	6	976
Mid-America Apartment Communities, Inc. (REIT)	30	2,024
Mine Safety Appliances Co. (Environmental Control)	24	896
Minerals Technologies, Inc. (Chemicals)	18	1,193
MIPS Technologies, Inc.* (Semiconductors)	48	332
MKS Instruments, Inc. (Semiconductors)	48	1,268
Mobile Mini, Inc.* (Storage/Warehousing)	36	763
Modine Manufacturing Co.* (Auto Parts & Equipment)	54	830
Molina Healthcare, Inc.* (Healthcare-Services)	36	976
Momenta Pharmaceuticals, Inc.* (Biotechnology)	54	1,051

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 17

Common Stocks, continued

	Shares	Value
Monolithic Power Systems, Inc.* (Semiconductors)	30	$463
Monotype Imaging Holdings, Inc.* (Software)	36	509
Monro Muffler Brake, Inc. (Commercial Services)	30	1,119
Montpelier Re Holdings, Ltd. (Insurance)	60	1,080
Moog, Inc.—Class A* (Aerospace/Defense)	42	1,828
Motricity, Inc.* (Telecommunications)	36	278
Move, Inc.* (Internet)	138	302
MTS Systems Corp. (Computers)	18	753
Mueller Industries, Inc. (Metal Fabricate/Hardware)	36	1,365
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	192	764
MVC Capital, Inc. (Investment Companies)	36	476
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	12	969
Myers Industries, Inc. (Miscellaneous Manufacturing)	42	432
MYR Group, Inc.* (Engineering & Construction)	24	562
NACCO Industries, Inc.—Class A (Machinery-Diversified)	6	581
Nanometrics, Inc.* (Semiconductors)	24	456
Nash Finch Co. (Food)	12	430
National CineMedia, Inc. (Entertainment)	48	812
National Financial Partners* (Diversified Financial Services)	42	485
National Health Investors, Inc. (REIT)	30	1,333
National Healthcare Corp. (Healthcare-Services)	18	892
National Penn Bancshares, Inc. (Banks)	114	904
National Presto Industries, Inc. (Housewares)	6	609
National Retail Properties, Inc. (REIT)	60	1,471
National Western Life Insurance Co.—Class A (Insurance)	6	957
Natus Medical, Inc.* (Healthcare-Products)	30	455
Navigant Consulting Co.* (Commercial Services)	48	504
NBT Bancorp, Inc. (Banks)	102	2,257
Neenah Paper, Inc. (Forest Products & Paper)	18	383
Nektar Therapeutics* (Biotechnology)	108	785
Nelnet, Inc.—Class A (Diversified Financial Services)	30	662
Neogen Corp.* (Pharmaceuticals)	30	1,356
Neoprobe Corp.* (Healthcare-Products)	78	259
NETGEAR, Inc.* (Telecommunications)	30	1,312
Netlogic Microsystems, Inc.* (Semiconductors)	60	2,425
NetScout Systems, Inc.* (Computers)	42	877
NetSuite, Inc.* (Software)	24	941
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	48	386
Neutral Tandem, Inc.* (Telecommunications)	36	627
New Jersey Resources Corp. (Gas)	42	1,874
Newcastle Investment Corp. (REIT)	78	451
NewMarket Corp. (Chemicals)	6	1,024
Newpark Resources, Inc.* (Oil & Gas Services)	78	707
Newport Corp.* (Electronics)	42	763
NIC, Inc. (Internet)	66	888
Noranda Aluminum Holding Corp.* (Mining)	30	454
Nordic American Tankers, Ltd. (Transportation)	42	955
Northern Oil & Gas, Inc.* (Oil & Gas)	54	1,196
NorthStar Realty Finance Corp. (REIT)	138	556
Northwest Bancshares, Inc. (Savings & Loans)	150	1,887
Northwest Natural Gas Co. (Gas)	24	1,083
NorthWestern Corp. (Electric)	36	1,192
NPS Pharmaceuticals, Inc.* (Biotechnology)	84	794
NTELOS Holdings Corp. (Telecommunications)	42	858
Nu Skin Enterprises, Inc. (Retail)	42	1,577

Common Stocks, continued

	Shares	Value
Nutrisystem, Inc. (Commercial Services)	30	$422
NuVasive, Inc.* (Healthcare-Products)	36	1,184
NxStage Medical, Inc.* (Healthcare-Products)	42	874
Oasis Petroleum, Inc.* (Oil & Gas)	48	1,425
Oclaro, Inc.* (Telecommunications)	42	282
Ocwen Financial Corp.* (Diversified Financial Services)	66	842
OCZ Technology Group, Inc.* (Computers)	48	384
Office Depot, Inc.* (Retail)	228	962
OfficeMax, Inc.* (Retail)	72	565
Old Dominion Freight Line, Inc.* (Transportation)	42	1,567
Old National Bancorp (Banks)	72	778
Olin Corp. (Chemicals)	66	1,496
OM Group, Inc.* (Chemicals)	30	1,219
OMEGA Healthcare Investors, Inc. (REIT)	84	1,765
Omnicell, Inc.* (Software)	30	468
OmniVision Technologies, Inc.* (Semiconductors)	48	1,671
Omnova Solutions, Inc.* (Chemicals)	42	292
On Assignment, Inc.* (Commercial Services)	36	354
Oncothyreon, Inc.* (Biotechnology)	36	331
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	54	1,906
OpenTable, Inc.* (Internet)	18	1,496
Opko Health, Inc.* (Pharmaceuticals)	216	797
Oplink Communications, Inc.* (Telecommunications)	24	447
OPNET Technologies, Inc. (Software)	12	491
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	42	499
optionsXpress Holdings, Inc. (Diversified Financial Services)	30	500
OraSure Technologies, Inc.* (Healthcare-Products)	54	461
Orbital Sciences Corp.* (Aerospace/Defense)	72	1,213
Orient-Express Hotels, Ltd.—Class A* (Lodging)	102	1,096
Oriental Financial Group, Inc. (Banks)	72	928
Oritani Financial Corp. (Savings & Loans)	90	1,151
Ormat Technologies, Inc. (Electric)	18	396
Orthofix International N.V.* (Healthcare-Products)	18	764
OSI Systems, Inc.* (Electronics)	18	774
Otter Tail Corp. (Electric)	48	1,013
Overseas Shipholding Group, Inc. (Transportation)	24	647
Owens & Minor, Inc. (Distribution/Wholesale)	66	2,276
Oxford Industries, Inc. (Apparel)	12	405
OYO Geospace Corp.* (Oil & Gas Services)	6	600
P.F. Chang's China Bistro, Inc. (Retail)	18	724
Pacific Biosciences of California, Inc.* (Biotechnology)	36	421
PacWest Bancorp (Banks)	24	494
PAETEC Holding Corp.* (Telecommunications)	114	546
Papa John's International, Inc.* (Retail)	18	599
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	24	792
Parametric Technology Corp.* (Software)	102	2,339
Paramount Gold and Silver Corp.* (Mining)	114	372
PAREXEL International Corp.* (Commercial Services)	54	1,272
Park Electrochemical Corp. (Electronics)	36	1,006
Park National Corp. (Banks)	18	1,185
Parker Drilling Co.* (Oil & Gas)	108	632
Parkway Properties, Inc. (REIT)	24	409

See accompanying notes to the financial statements.

18 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Patriot Coal Corp.* (Coal)	90	$2,003
PDL BioPharma, Inc. (Biotechnology)	150	881
Pebblebrook Hotel Trust (REIT)	54	1,090
Peet's Coffee & Tea, Inc.* (Beverages)	12	692
Pegasystems, Inc. (Software)	18	838
Penn Virginia Corp. (Oil & Gas)	48	634
PennantPark Investment Corp. (Investment Companies)	66	740
Pennsylvania REIT (REIT)	54	848
PennyMac Mortgage Investment Trust (REIT)	48	795
Penske Automotive Group, Inc. (Retail)	36	819
Perry Ellis International, Inc.* (Apparel)	18	455
Petroleum Development* (Oil & Gas)	24	718
PetroQuest Energy, Inc.* (Oil & Gas)	60	421
Pharmacyclics, Inc.* (Pharmaceuticals)	42	438
PharMerica Corp.* (Pharmaceuticals)	30	383
PHH Corp.* (Commercial Services)	54	1,108
Photronics, Inc.* (Semiconductors)	48	407
PICO Holdings, Inc.* (Water)	24	696
Piedmont Natural Gas Co., Inc. (Gas)	60	1,816
Pier 1 Imports, Inc.* (Retail)	96	1,111
Pinnacle Entertainment, Inc.* (Entertainment)	54	805
Pinnacle Financial Partners, Inc.* (Banks)	30	467
Pioneer Drilling Co.* (Oil & Gas)	48	732
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	24	691
Plantronics, Inc. (Telecommunications)	48	1,753
Platinum Underwriters Holdings, Ltd. (Insurance)	30	997
Plexus Corp.* (Electronics)	30	1,044
PMFG, Inc.* (Miscellaneous Manufacturing)	24	476
PNM Resources, Inc. (Electric)	78	1,306
PolyOne Corp. (Chemicals)	78	1,207
Pool Corp. (Distribution/Wholesale)	48	1,431
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	18	1,526
Portland General Electric Co. (Electric)	48	1,213
Post Properties, Inc. (REIT)	42	1,712
Potlatch Corp. (Forest Products & Paper)	36	1,270
Powell Industries, Inc.* (Electrical Components & Equipment)	12	438
Power Integrations, Inc. (Semiconductors)	24	922
Power-One, Inc.* (Electrical Components & Equipment)	66	535
Powerwave Technologies, Inc.* (Telecommunications)	180	531
Pre-Paid Legal Services, Inc.* (Commercial Services)	24	1,596
Premiere Global Services, Inc.* (Telecommunications)	72	575
Prestige Brands Holdings, Inc.* (Healthcare-Products)	48	616
PriceSmart, Inc. (Retail)	18	922
Primerica, Inc. (Insurance)	36	791
Primoris Services Corp. (Holding Companies-Diversified)	30	387
PrivateBancorp, Inc. (Banks)	48	662
ProAssurance Corp.* (Insurance)	30	2,100
Progress Software Corp.* (Software)	60	1,448
PROS Holdings, Inc.* (Software)	24	420
Prospect Capital Corp. (Investment Companies)	90	910
Prosperity Bancshares, Inc. (Banks)	36	1,578
Provident Financial Services, Inc. (Savings & Loans)	78	1,117
Provident New York Bancorp (Savings & Loans)	84	702

Common Stocks, continued

	Shares	Value
PS Business Parks, Inc. (REIT)	12	$661
PSS World Medical, Inc.* (Healthcare-Products)	42	1,176
QLIK Technologies, Inc.* (Software)	60	2,044
Quad Graphics, Inc. (Commercial Services)	18	699
Quaker Chemical Corp. (Chemicals)	18	774
Quality Systems, Inc. (Software)	18	1,571
Quanex Building Products Corp. (Building Materials)	42	688
Quantum Corp.* (Computers)	210	693
Quest Software, Inc.* (Software)	54	1,227
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	48	1,157
Quidel Corp.* (Healthcare-Products)	30	455
Quiksilver, Inc.* (Apparel)	132	620
QuinStreet, Inc.* (Internet)	24	312
Radian Group, Inc. (Insurance)	126	533
Radiant Systems, Inc.* (Computers)	36	752
Rambus, Inc.* (Semiconductors)	84	1,233
Ramco-Gershenson Properties Trust (REIT)	12	149
Raven Industries, Inc. (Miscellaneous Manufacturing)	18	1,003
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	24	906
RealD, Inc.* (Computers)	30	702
RealPage, Inc.* (Software)	30	794
Red Robin Gourmet Burgers, Inc.* (Retail)	12	437
Redwood Trust, Inc. (REIT)	78	1,179
Regis Corp. (Retail)	54	827
Renasant Corp. (Banks)	42	609
Rent-A-Center, Inc. (Commercial Services)	54	1,650
Resolute Energy Corp.* (Oil & Gas)	48	776
Resource Capital Corp. (REIT)	198	1,251
Resources Connection, Inc. (Commercial Services)	48	578
Retail Opportunity Investments Corp. (REIT)	42	452
Rex Energy Corp.* (Oil & Gas)	36	370
RF Micro Devices, Inc.* (Telecommunications)	234	1,432
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	72	660
RightNow Technologies, Inc.* (Software)	24	778
Rite Aid Corp.* (Retail)	492	654
RLI Corp. (Insurance)	24	1,486
RLJ Lodging Trust (REIT)	24	417
Robbins & Myers, Inc. (Machinery-Diversified)	36	1,903
Rofin-Sinar Technologies, Inc.* (Electronics)	24	820
Rogers Corp.* (Electronics)	12	554
Rollins, Inc. (Commercial Services)	78	1,590
Rosetta Resources, Inc.* (Oil & Gas)	48	2,474
RSC Holdings, Inc.* (Commercial Services)	72	861
RTI International Metals, Inc.* (Mining)	24	921
Ruby Tuesday, Inc.* (Retail)	60	647
Ruddick Corp. (Food)	42	1,829
Rudolph Technologies, Inc.* (Semiconductors)	30	321
Rue21, Inc.* (Retail)	12	390
Rural/Metro Corp.* (Commercial Services)	36	621
Rush Enterprises, Inc.* (Retail)	42	799
S&T Bancorp, Inc. (Banks)	48	892
S1 Corp.* (Internet)	78	583
Sabra Health Care REIT, Inc. (REIT)	42	702
Safeguard Scientifics, Inc.* (Internet)	30	566
Safety Insurance Group, Inc. (Insurance)	18	757
Saks, Inc.* (Retail)	102	1,139
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	48	1,912
Sanderson Farms, Inc. (Food)	18	860
Sandy Spring Bancorp, Inc. (Banks)	24	432
Sangamo BioSciences, Inc.* (Biotechnology)	60	353

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 19

Common Stocks, continued

	Shares	Value
Sanmina-SCI Corp.* (Electronics)	66	$682
Sapient Corp.* (Internet)	90	1,353
Sauer-Danfoss, Inc.* (Machinery-Diversified)	12	605
Savient Pharmaceuticals, Inc.* (Biotechnology)	66	494
SAVVIS, Inc.* (Telecommunications)	36	1,423
ScanSource, Inc.* (Distribution/Wholesale)	24	900
SCBT Financial Corp. (Banks)	18	516
Scholastic Corp. (Media)	36	958
Schulman (A.), Inc. (Chemicals)	30	756
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	18	1,011
Scientific Games Corp.—Class A* (Entertainment)	60	620
Seattle Genetics, Inc.* (Biotechnology)	90	1,847
Select Comfort Corp.* (Retail)	48	863
Select Medical Holdings Corp.* (Healthcare-Services)	48	426
Selective Insurance Group, Inc. (Insurance)	60	976
SemGroup Corp.—Class A* (Pipelines)	36	924
Semtech Corp.* (Semiconductors)	54	1,476
Sensient Technologies Corp. (Chemicals)	48	1,779
Sequenom, Inc.* (Biotechnology)	96	725
SFN Group, Inc.* (Commercial Services)	48	436
Shenandoah Telecommunications Co. (Telecommunications)	36	613
Ship Finance International, Ltd. (Transportation)	42	757
ShoreTel, Inc.* (Telecommunications)	42	428
Shuffle Master, Inc.* (Entertainment)	66	617
Shutterfly, Inc.* (Internet)	24	1,378
SIGA Technologies, Inc.* (Pharmaceuticals)	30	292
Signature Bank* (Banks)	30	1,716
Silicon Graphics International Corp.* (Computers)	30	516
Silicon Image, Inc.* (Semiconductors)	72	465
Simmons First National Corp.—Class A (Banks)	36	924
Simpson Manufacturing Co., Inc. (Building Materials)	42	1,255
Sinclair Broadcast Group, Inc.—Class A (Media)	42	461
Six Flags Entertainment Corp. (Entertainment)	18	674
SJW Corp. (Water)	24	582
Skechers U.S.A., Inc.—Class A* (Apparel)	36	521
SkyWest, Inc. (Airlines)	54	813
Smart Balance, Inc.* (Food)	60	311
Smart Modular Technologies (WWH), Inc.* (Computers)	60	550
Smith Corp. (Miscellaneous Manufacturing)	36	1,523
Snyders-Lance, Inc. (Food)	42	908
Solar Capital, Ltd. (Investment Companies)	42	1,037
Solarwinds, Inc.* (Software)	48	1,255
Sonic Automotive, Inc. (Retail)	36	527
Sonic Corp.* (Retail)	54	574
SonoSite, Inc.* (Healthcare-Products)	18	633
Sonus Networks, Inc.* (Telecommunications)	192	622
Sotheby's (Commercial Services)	54	2,349
Sourcefire, Inc.* (Internet)	24	713
South Jersey Industries, Inc. (Gas)	30	1,629
Southside Bancshares, Inc. (Banks)	24	476
Southwest Gas Corp. (Gas)	36	1,390
Sovran Self Storage, Inc. (REIT)	24	984
Spansion, Inc.—Class A* (Computers)	48	925
Spartan Stores, Inc. (Food)	30	586
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	12	384
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	48	445

Common Stocks, continued

	Shares	Value
SRA International, Inc.—Class A* (Computers)	36	$1,113
SS&C Technologies Holdings, Inc.* (Software)	30	596
Stage Stores, Inc. (Retail)	36	605
Standard Microsystems Corp.* (Semiconductors)	30	810
Standard Pacific Corp.* (Home Builders)	150	503
Standex International Corp. (Miscellaneous Manufacturing)	12	368
Star Scientific, Inc.* (Agriculture)	102	459
Starwood Property Trust, Inc. (REIT)	78	1,600
State Bank Finacial Corp.* (Banks)	36	589
STEC, Inc.* (Computers)	36	612
Steelcase, Inc.—Class A (Office Furnishings)	78	888
Steiner Leisure, Ltd.* (Commercial Services)	18	822
Stepan Co. (Chemicals)	12	851
STERIS Corp. (Healthcare-Products)	54	1,889
Sterling Bancshares, Inc. (Banks)	66	539
Sterling Financial Corp.* (Banks)	36	579
Steven Madden, Ltd.* (Apparel)	30	1,125
Stewart Enterprises, Inc.—Class A (Commercial Services)	96	701
Stifel Financial Corp.* (Diversified Financial Services)	42	1,506
Stillwater Mining Co.* (Mining)	90	1,981
Stone Energy Corp.* (Oil & Gas)	48	1,459
Stoneridge, Inc.* (Electronics)	36	531
STR Holdings, Inc.* (Miscellaneous Manufacturing)	24	358
Stratasys, Inc.* (Computers)	18	607
Strategic Hotels & Resorts, Inc.* (REIT)	168	1,189
Strayer Education, Inc. (Commercial Services)	12	1,517
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	24	527
SuccessFactors, Inc.* (Commercial Services)	66	1,940
Sun Communities, Inc. (REIT)	18	672
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	12	574
Sunrise Assisted Living, Inc.* (Healthcare-Services)	54	515
Sunstone Hotel Investors, Inc.* (REIT)	96	890
Super Micro Computer, Inc.* (Computers)	30	483
Superior Industries International, Inc. (Auto Parts & Equipment)	24	531
Susquehanna Bancshares, Inc. (Banks)	96	768
SVB Financial Group* (Banks)	36	2,150
Swift Energy Co.* (Oil & Gas)	36	1,342
Swift Transportation Co.* (Transportation)	72	976
Swisher Hygiene, Inc.* (Commercial Services)	72	405
Sycamore Networks, Inc. (Telecommunications)	24	534
Sykes Enterprises, Inc.* (Computers)	42	904
Symetra Financial Corp. (Insurance)	72	967
Symmetry Medical, Inc.* (Healthcare-Products)	54	484
Synaptics, Inc.* (Computers)	30	772
Synchronoss Technologies, Inc.* (Software)	24	762
SYNNEX Corp.* (Software)	36	1,141
Syntel, Inc. (Computers)	12	709
Take-Two Interactive Software, Inc.* (Software)	66	1,008
TAL International Group, Inc. (Trucking & Leasing)	24	829
Taleo Corp.—Class A* (Software)	30	1,111
Tanger Factory Outlet Centers, Inc. (REIT)	66	1,767
Targa Resources Corp. (Oil & Gas Services)	18	602
Targacept, Inc.* (Pharmaceuticals)	30	632
Team Health Holdings, Inc.* (Commercial Services)	24	540

See accompanying notes to the financial statements.

20 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Team, Inc.* (Commercial Services)	24	$579
Teekay Tankers, Ltd.—Class A (Transportation)	42	395
Tejon Ranch Co.* (Agriculture)	18	614
Tekelec* (Telecommunications)	78	712
Teledyne Technologies, Inc.* (Aerospace/Defense)	30	1,511
TeleTech Holdings, Inc.* (Commercial Services)	24	506
Tennant Co. (Machinery-Diversified)	18	719
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	54	2,380
Tesco Corp.* (Oil & Gas Services)	30	582
Tessera Technologies, Inc.* (Semiconductors)	60	1,028
Tetra Tech, Inc.* (Environmental Control)	60	1,350
TETRA Technologies, Inc.* (Oil & Gas Services)	84	1,069
Texas Capital Bancshares, Inc.* (Banks)	36	930
Texas Industries, Inc. (Building Materials)	24	999
Texas Roadhouse, Inc.—Class A (Retail)	48	842
Textainer Group Holdings, Ltd. (Trucking & Leasing)	18	553
The Andersons, Inc. (Agriculture)	18	761
The Brink's Co. (Miscellaneous Manufacturing)	42	1,253
The Buckle, Inc. (Retail)	24	1,025
The Cato Corp.—Class A (Retail)	24	691
The Children's Place Retail Stores, Inc.* (Retail)	18	801
The Corporate Executive Board Co. (Commercial Services)	30	1,309
The Ensign Group, Inc. (Healthcare-Services)	18	547
The Finish Line, Inc.—Class A (Retail)	42	899
The Fresh Market, Inc.* (Food)	24	928
The Geo Group, Inc.* (Commercial Services)	60	1,382
The Gorman-Rupp Co. (Machinery-Diversified)	18	593
The Greenbrier Cos., Inc.* (Trucking & Leasing)	18	356
The Hain Celestial Group, Inc.* (Food)	30	1,001
The Jones Group, Inc. (Apparel)	72	781
The Medicines Co.* (Pharmaceuticals)	48	792
The Men's Wearhouse, Inc. (Retail)	42	1,415
The Middleby Corp.* (Machinery-Diversified)	18	1,693
The Navigators Group, Inc.* (Insurance)	12	564
The New York Times Co.—Class A* (Media)	114	994
The Pantry, Inc.* (Retail)	18	338
The Pep Boys—Manny, Moe & Jack (Retail)	48	525
The Ryland Group, Inc. (Home Builders)	48	793
The Timberland Co.—Class A* (Apparel)	36	1,547
The Ultimate Software Group, Inc.* (Software)	24	1,306
The Warnaco Group, Inc.* (Apparel)	36	1,881
The Wet Seal, Inc.—Class A* (Retail)	84	375
Theravance, Inc.* (Pharmaceuticals)	66	1,466
Thompson Creek Metals Co., Inc.* (Mining)	150	1,497
Titan International, Inc. (Auto Parts & Equipment)	36	873
Titan Machinery, Inc.* (Distribution/Wholesale)	12	345
TiVo, Inc.* (Home Furnishings)	108	1,111
TNS, Inc.* (Commercial Services)	36	598
Tompkins Financial Corp. (Banks)	24	942
Tootsie Roll Industries, Inc. (Food)	36	1,053
Tower Group, Inc. (Insurance)	36	858
TowneBank (Banks)	54	723
TPC Group, Inc.* (Chemicals)	12	471
Travelzoo, Inc.* (Internet)	6	388
Tredegar Corp. (Miscellaneous Manufacturing)	30	551
TreeHouse Foods, Inc.* (Food)	30	1,638
Trex Co., Inc.* (Building Materials)	12	294
Triangle Capital Corp. (Investment Companies)	30	554
TriMas Corp.* (Miscellaneous Manufacturing)	24	594

Common Stocks, continued

	Shares	Value
Triple-S Management Corp.—Class B* (Healthcare-Services)	30	$652
TriQuint Semiconductor, Inc.* (Semiconductors)	156	1,590
Triumph Group, Inc. (Aerospace/Defense)	18	1,792
True Religion Apparel, Inc.* (Apparel)	24	698
TrueBlue, Inc.* (Commercial Services)	36	521
TrustCo Bank Corp. NY (Banks)	150	735
Trustmark Corp. (Banks)	48	1,124
TTM Technologies, Inc.* (Electronics)	48	769
Tutor Perini Corp. (Engineering & Construction)	30	575
Twin Disc, Inc. (Machinery-Diversified)	12	464
Two Harbors Investment Corp. (REIT)	84	903
Tyler Technologies, Inc.* (Computers)	30	803
U-Store-It Trust (REIT)	84	884
UIL Holdings Corp. (Electric)	42	1,359
Ultratech Stepper, Inc.* (Semiconductors)	24	729
UMB Financial Corp. (Banks)	24	1,005
Umpqua Holdings Corp. (Banks)	102	1,180
UniFirst Corp. (Textiles)	18	1,011
Unisource Energy Corp. (Electric)	36	1,344
Unisys Corp.* (Computers)	36	925
United Bankshares, Inc. (Banks)	48	1,175
United Fire & Casualty Co. (Insurance)	30	521
United Natural Foods, Inc.* (Food)	42	1,792
United Online, Inc. (Internet)	96	579
United Rentals, Inc.* (Commercial Services)	54	1,372
United Stationers, Inc. (Distribution/Wholesale)	36	1,275
Universal American Corp. (Insurance)	30	329
Universal Corp. (Agriculture)	24	904
Universal Display Corp.* (Electrical Components & Equipment)	36	1,263
Universal Electronics, Inc.* (Home Furnishings)	18	455
Universal Forest Products, Inc. (Building Materials)	18	431
Universal Health Realty Income Trust (REIT)	12	480
Universal Stainless & Alloy Products, Inc.* (Iron/Steel)	6	281
Universal Technical Institute, Inc. (Commercial Services)	24	474
Urstadt Biddle Properties—Class A (REIT)	24	435
US Airways Group, Inc.* (Airlines)	150	1,336
US Ecology, Inc. (Environmental Control)	30	513
US Gold Corp.* (Mining)	108	651
USA Mobility, Inc. (Telecommunications)	30	458
USEC, Inc.* (Mining)	126	421
USG Corp.* (Building Materials)	72	1,032
Vail Resorts, Inc. (Entertainment)	36	1,664
Valassis Communications, Inc.* (Commercial Services)	42	1,273
ValueClick, Inc.* (Internet)	66	1,096
ValueVision Media, Inc.—Class A* (Advertising)	48	367
Vantage Drilling Co.* (Oil & Gas)	192	349
VASCO Data Security International, Inc.* (Internet)	30	374
Vector Group, Ltd. (Agriculture)	66	1,174
Veeco Instruments, Inc.* (Semiconductors)	36	1,743
Venoco, Inc.* (Oil & Gas)	24	306
Vera Bradley, Inc.* (Retail)	18	688
Verint Systems, Inc.* (Software)	24	889
Viad Corp. (Commercial Services)	24	535
ViaSat, Inc.* (Telecommunications)	36	1,558
Vicor Corp. (Electrical Components & Equipment)	30	485
ViewPoint Financial Group (Savings & Loans)	54	745
VirnetX Holding Corp.* (Internet)	36	1,042

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 21

Common Stocks, continued

	Shares	Value
ViroPharma, Inc.* (Pharmaceuticals)	72	$1,332
Virtus Investment Partners, Inc.* (Diversified Financial Services)	6	364
Vitamin Shoppe, Inc.* (Retail)	24	1,098
VIVUS, Inc.* (Healthcare-Products)	90	733
Vocus, Inc.* (Internet)	18	551
Volcano Corp.* (Healthcare-Products)	42	1,356
Volterra Semiconductor Corp.* (Semiconductors)	30	740
Vonage Holdings Corp.* (Telecommunications)	156	688
W&T Offshore, Inc. (Oil & Gas)	36	940
Wabash National Corp.* (Auto Manufacturers)	90	843
Walter Investment Management Corp. (REIT)	24	533
Warner Music Group Corp.* (Entertainment)	48	395
Washington REIT (REIT)	54	1,756
Washington Trust Bancorp, Inc. (Banks)	24	551
Watsco, Inc. (Distribution/Wholesale)	30	2,040
Watts Water Technologies, Inc.—Class A (Electronics)	24	850
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	54	364
WD-40 Co. (Household Products/Wares)	18	703
Web.com Group, Inc.* (Internet)	30	370
Websense, Inc.* (Internet)	36	935
Webster Financial Corp. (Banks)	54	1,135
Weis Markets, Inc. (Food)	18	733
WellCare Health Plans, Inc.* (Healthcare-Services)	36	1,851
Werner Enterprises, Inc. (Transportation)	48	1,202
WesBanco, Inc. (Banks)	54	1,062
West Coast Bancorp* (Banks)	24	402
West Pharmaceutical Services, Inc. (Healthcare-Products)	48	2,100
Westamerica Bancorp (Banks)	30	1,477
Western Alliance Bancorp* (Banks)	72	511
Western Refining, Inc.* (Oil & Gas)	48	867
WGL Holdings, Inc. (Gas)	42	1,617
Winn-Dixie Stores, Inc.* (Food)	54	456
Winthrop Realty Trust (REIT)	42	501
Wintrust Financial Corp. (Banks)	30	965
Wolverine World Wide, Inc. (Apparel)	42	1,753
Woodward, Inc. (Electronics)	54	1,882
World Acceptance Corp.* (Diversified Financial Services)	12	787
World Fuel Services Corp. (Retail)	66	2,371
Worthington Industries, Inc. (Metal Fabricate/Hardware)	60	1,386
Wright Express Corp.* (Commercial Services)	36	1,875
Wright Medical Group, Inc.* (Healthcare-Products)	36	540
Xyratex, Ltd.* (Computers)	42	431
Zep, Inc. (Chemicals)	24	454
ZIOPHARM Oncology, Inc.* (Biotechnology)	66	404
Zoll Medical Corp.* (Healthcare-Products)	18	1,020
Zoran Corp.* (Semiconductors)	48	403
Zumiez, Inc.* (Retail)	18	449
TOTAL COMMON STOCKS (Cost $924,756)		1,075,613

Repurchase Agreements(a)(b) (80.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $5,239,000	$5,239,000	$5,239,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,239,000)		5,239,000
TOTAL INVESTMENT SECURITIES (Cost $6,163,756)—97.2%		6,314,613
Net other assets (liabilities)—2.8%		181,860
NET ASSETS—100.0%		$6,496,473

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $684,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contract expiring 9/19/11 (Underlying notional amount at value $742,320)	9	$37,110

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$2,085,407	$54,452
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	2,613,397	71,719
		$126,171

ProFund VP Small-Cap invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Advertising	$1,190	NM
Aerospace/Defense	13,794	0.2%
Aerospace/Defense Equipment	1,970	NM
Agriculture	3,912	0.1%
Airlines	6,188	0.1%
Apparel	17,114	0.3%
Auto Manufacturers	1,290	NM
Auto Parts & Equipment	12,790	0.2%
Banks	60,842	0.9%
Beverages	2,216	NM
Biotechnology	22,929	0.4%
Building Materials	8,450	0.1%
Chemicals	22,432	0.3%
Coal	4,155	0.1%
Commercial Services	75,132	1.2%

See accompanying notes to the financial statements.

22 :: ProFund VP Small-Cap :: Financial Statements

	Value	% of Net Assets
Computers	$23,507	0.4%
Cosmetics/Personal Care	938	NM
Distribution/Wholesale	11,829	0.2%
Diversified Financial Services	17,945	0.3%
Electric	21,958	0.3%
Electrical Components & Equipment	10,513	0.2%
Electronics	25,984	0.4%
Energy-Alternate Sources	1,216	NM
Engineering & Construction	5,668	0.1%
Entertainment	9,648	0.2%
Environmental Control	8,126	0.1%
Food	17,958	0.3%
Forest Products & Paper	9,510	0.1%
Gas	10,998	0.2%
Hand/Machine Tools	845	NM
Healthcare-Products	39,600	0.6%
Healthcare-Services	22,061	0.3%
Holding Companies-Diversified	1,179	NM
Home Builders	3,875	0.1%
Home Furnishings	3,340	0.1%
Household Products/Wares	4,663	0.1%
Housewares	609	NM
Insurance	31,258	0.5%
Internet	28,447	0.4%
Investment Companies	9,542	0.1%
Iron/Steel	689	NM
Leisure Time	3,976	0.1%
Lodging	3,409	0.1%
Machinery-Construction & Mining	1,109	NM
Machinery-Diversified	18,077	0.3%
Media	7,301	0.1%

	Value	% of Net Assets
Metal Fabricate/Hardware	$7,372	0.1%
Mining	17,508	0.3%
Miscellaneous Manufacturing	26,321	0.4%
Office Furnishings	4,907	0.1%
Oil & Gas	39,269	0.6%
Oil & Gas Services	20,742	0.3%
Packaging & Containers	1,454	NM
Pharmaceuticals	28,082	0.4%
Pipelines	924	NM
REIT	86,760	1.3%
Real Estate	1,574	NM
Retail	62,335	1.0%
Savings & Loans	10,172	0.2%
Semiconductors	38,840	0.6%
Software	46,244	0.7%
Storage/Warehousing	763	NM
Telecommunications	42,732	0.7%
Textiles	1,824	NM
Toys/Games/Hobbies	552	NM
Transportation	20,762	0.3%
Trucking & Leasing	3,078	NM
Water	3,216	0.1%
Other**	5,420,860	83.4%
Total	$6,496,473	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 23

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$6,163,756
Securities, at value	1,075,613
Repurchase agreements, at value	5,239,000
Total Investment Securities, at value	6,314,613
Cash	1,218
Segregated cash balances with brokers	30,780
Segregated cash balances with custodian	189
Dividends and interest receivable	1,166
Unrealized gain on swap agreements	126,171
Receivable for capital shares issued	38,006
Receivable for investments sold	1,066
Variation margin on futures contracts	6,030
Prepaid expenses	89
TOTAL ASSETS	6,519,328
LIABILITIES:
Payable for investments purchased	918
Advisory fees payable	1,899
Management services fees payable	253
Administration fees payable	197
Administrative services fees payable	5,020
Distribution fees payable	5,020
Trustee fees payable	1
Transfer agency fees payable	647
Fund accounting fees payable	420
Compliance services fees payable	70
Other accrued expenses	8,410
TOTAL LIABILITIES	22,855
NET ASSETS	$6,496,473
NET ASSETS CONSIST OF:
Capital	$5,890,357
Accumulated net investment income (loss)	(54,704)
Accumulated net realized gains (losses) on investments	346,682
Net unrealized appreciation (depreciation) on investments	314,138
NET ASSETS	$6,496,473
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	221,973
Net Asset Value (offering and redemption price per share)	$29.27

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$8,296
Interest	1,569
TOTAL INVESTMENT INCOME	9,865
EXPENSES:
Advisory fees	28,704
Management services fees	3,827
Administration fees	1,559
Transfer agency fees	2,216
Administrative services fees	9,485
Distribution fees	9,568
Custody fees	7,418
Fund accounting fees	6,768
Trustee fees	51
Compliance services fees	43
Other fees	6,305
Total Gross Expenses before reductions	75,944
Less Expenses reduced by the Advisor	(11,647)
TOTAL NET EXPENSES	64,297
NET INVESTMENT INCOME (LOSS)	(54,432)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	224,894
Net realized gains (losses) on futures contracts	179,055
Net realized gains (losses) on swap agreements	203,283
Change in net unrealized appreciation/depreciation on investments	18,789
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	626,021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$571,589

See accompanying notes to the financial statements.

24 :: ProFund VP Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(54,432)	$(72,292)
Net realized gains (losses) on investments	607,232	273,333
Change in net unrealized appreciation/depreciation on investments	18,789	252,814
Change in net assets resulting from operations	571,589	453,855
CAPITAL TRANSACTIONS:
Proceeds from shares issued	31,589,862	79,801,320
Value of shares redeemed	(34,742,895)	(75,590,840)
Change in net assets resulting from capital transactions	(3,153,033)	4,210,480
Change in net assets	(2,581,444)	4,664,335
NET ASSETS:
Beginning of period	9,077,917	4,413,582
End of period	$6,496,473	$9,077,917
Accumulated net investment income (loss)	$(54,704)	$(272)
SHARE TRANSACTIONS:
Issued	1,094,037	3,337,412
Redeemed	(1,196,965)	(3,209,596)
Change in shares	(102,928)	127,816

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 25

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$27.94		$22.39	$17.75		$30.71	$37.24	$32.95
Investment Activities:
Net investment income (loss)(a)	(0.20)		(0.31)	(0.25)		(0.10)	0.06	0.17
Net realized and unrealized gains (losses) on investments	1.53		5.86	4.89		(9.82)	(0.82)	4.65
Total income (loss) from investment activities	1.33		5.55	4.64		(9.92)	(0.76)	4.82
Distributions to Shareholders From:
Net investment income	—		—	—		(0.08)	(0.28)	—
Net realized gains on investments	—		—	—		(2.96)	(5.49)	(0.53)
Total distributions	—		—	—		(3.04)	(5.77)	(0.53)
Net Asset Value, End of Period	$29.27		$27.94	$22.39		$17.75	$30.71	$37.24
Total Return	4.76	%(b)	24.79%	26.14%		(35.44)%	(2.21)%	14.75%
Ratios to Average Net Assets:
Gross expenses(c)	1.98%		2.05%	2.30%		1.65%	1.61%	1.59%
Net expenses(c)	1.68%		1.68%	1.73	%(d)	1.62%	1.56%	1.55%
Net investment income (loss)(c)	(1.42)%		(1.31)%	(1.34)%		(0.37)%	0.15%	0.47%
Supplemental Data:
Net assets, end of period (000's)	$6,496		$9,078	$4,414		$2,815	$68,525	$119,948
Portfolio turnover rate(e)	158	%(b)	378%	840%		69%	40%	53%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  The expense ratio does not correlate to the applicable expenses limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

26 :: ProFund VP Small-Cap :: Financial Highlights

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Futures Contracts	1%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
BHP Billiton PLC	5.6%
HSBC Holdings PLC	5.1%
Rio Tinto PLC	4.9%
Siemens AG	4.7%
Royal Dutch Shell PLC—Class A	4.3%

ProFunds Europe 30 Index – Composition

Industry Breakdown	% of Index
Energy	19%
Consumer Non-Cyclical	19%
Communications	17%
Basic Materials	14%
Financial	12%
Technology	10%
Industrial	9%
Country Breakdown
United Kingdom	40%
Netherlands	12%
France	11%
Germany	9%
Spain	8%
Luxembourg	6%
Sweden	4%
Belgium	3%
Norway	3%
Other	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.4%)

	Shares	Value
Alcatel-LucentADR* (Telecommunications)	322,587	$1,861,327
Anheuser-Busch InBev N.V.ADR (Beverages)	21,604	1,253,248
ArcelorMittalNYS (Iron/Steel)	39,771	1,382,440
ARM Holdings PLCADR (Semiconductors)	55,974	1,591,341
ASML Holding N.V.NYS (Semiconductors)	31,424	1,161,431
AstraZeneca PLCADR (Pharmaceuticals)	23,077	1,155,465
Banco Santander S.A.ADR (Banks)	148,282	1,706,726
Barclays PLCADR (Banks)	76,105	1,250,405
BHP Billiton PLCADR (Mining)	32,897	2,580,112
BP PLCADR (Oil & Gas)	36,825	1,630,979
Diageo PLCADR (Beverages)	13,748	1,125,549
Eni SpAADR (Oil & Gas)	18,658	887,188
Ensco PLCADR (Oil & Gas)	19,640	1,046,812
GlaxoSmithKline PLCADR (Pharmaceuticals)	28,478	1,221,706
HSBC Holdings PLCADR (Banks)	46,645	2,314,525
Koninklijke Phillips Electronics N.V.NYS (Electronics)	37,807	970,884
Nokia, Corp.ADR (Telecommunications)	119,313	765,989
Rio Tinto PLCADR (Mining)	30,933	2,237,075
Royal Dutch Shell PLC—Class AADR (Oil & Gas)	27,496	1,955,790
Sanofi-AventisADR (Pharmaceuticals)	33,388	1,341,196
SAP AGADR (Software)	28,478	1,727,191
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	11,293	1,063,914
Siemens AGADR (Miscellaneous Manufacturing)	15,712	2,160,871
Statoil ASAADR (Oil & Gas)	49,591	1,262,091
Telefonaktiebolaget LM EricssonADR (Telecommunications)	114,894	1,652,176
Telefonica S.A.ADR (Telecommunications)	75,123	1,839,762
Tenaris S.A.ADR (Iron/Steel)	26,023	1,190,032
Total S.A.ADR (Oil & Gas)	29,460	1,703,966
Unilever N.V.NYS (Food)	36,825	1,209,701
Vodafone Group PLCADR (Telecommunications)	67,758	1,810,494
TOTAL COMMON STOCKS (Cost $32,389,970)		45,060,386

Repurchase Agreements(a) (1.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $579,000	$579,000	$579,000
TOTAL INVESTMENT SECURITIES (Cost $32,968,970)—99.7%		45,639,386
Net other assets (liabilities)—0.3%		121,110
NET ASSETS—100.0%		$45,760,496

*  Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR  American Depositary Receipt

NYS  New York Shares

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 9/19/11 (Underlying notional amount at value $657,625)	10	$16,600

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Europe 30 :: 27

ProFund VP Europe 30 invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Banks	$5,271,656	11.5%
Beverages	2,378,797	5.2%
Electronics	970,884	2.1%
Food	1,209,701	2.6%
Iron/Steel	2,572,472	5.6%
Mining	4,817,187	10.5%
Miscellaneous Manufacturing	2,160,871	4.7%
Oil & Gas	8,486,826	18.6%
Pharmaceuticals	4,782,281	10.5%
Semiconductors	2,752,772	6.0%
Software	1,727,191	3.8%
Telecommunications	7,929,748	17.3%
Other**	700,110	1.6%
Total	$45,760,496	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of June 30, 2011:

	Value	% of Net Assets
Belgium	$1,253,248	2.7%
Finland	765,989	1.7%
France	4,906,489	10.7%
Germany	3,888,062	8.5%
Ireland	1,063,914	2.3%
Italy	887,188	1.9%
Luxembourg	2,572,472	5.6%
Netherlands	5,297,806	11.5%
Norway	1,262,091	2.8%
Spain	3,546,488	7.7%
Sweden	1,652,176	3.6%
United Kingdom	17,964,463	39.4%
Other**	700,110	1.6%
Total	$45,760,496	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

28 :: ProFund VP Europe 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$32,968,970
Securities, at value	45,060,386
Repurchase agreements, at value	579,000
Total Investment Securities, at value	45,639,386
Cash	11,079
Segregated cash balances with brokers	49,475
Dividends receivable	117,017
Receivable for capital shares issued	972,186
Variation margin on futures contracts	6,000
Prepaid expenses	578
TOTAL ASSETS	46,795,721
LIABILITIES:
Payable for investments purchased	917,837
Payable for capital shares redeemed	9,378
Advisory fees payable	25,671
Management services fees payable	3,423
Administration fees payable	1,461
Administrative services fees payable	17,484
Distribution fees payable	17,119
Trustee fees payable	4
Transfer agency fees payable	5,108
Fund accounting fees payable	3,115
Compliance services fees payable	448
Other accrued expenses	34,177
TOTAL LIABILITIES	1,035,225
NET ASSETS	$45,760,496
NET ASSETS CONSIST OF:
Capital	$55,195,337
Accumulated net investment income (loss)	646,585
Accumulated net realized gains (losses) on investments	(22,768,442)
Net unrealized appreciation (depreciation) on investments	12,687,016
NET ASSETS	$45,760,496
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,012,153
Net Asset Value (offering and redemption price per share)	$22.74

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$1,268,049
Interest	152
Foreign tax withholding	(181,147)
TOTAL INVESTMENT INCOME	1,087,054
EXPENSES:
Advisory fees	196,637
Management services fees	26,218
Administration fees	9,852
Transfer agency fees	14,094
Administrative services fees	79,218
Distribution fees	65,546
Custody fees	2,593
Fund accounting fees	19,011
Trustee fees	384
Compliance services fees	262
Other fees	34,532
Total Gross Expenses before reductions	448,347
Less Expenses reduced by the Advisor	(7,878)
TOTAL NET EXPENSES	440,469
NET INVESTMENT INCOME (LOSS)	646,585
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(342,786)
Net realized gains (losses) on futures contracts	32,063
Change in net unrealized appreciation/depreciation on investments	2,668,521
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,357,798
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,004,383

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Europe 30 :: 29

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$646,585	$429,486
Net realized gains (losses) on investments	(310,723)	3,711,963
Change in net unrealized appreciation/depreciation on investments	2,668,521	(5,963,084)
Change in net assets resulting from operations	3,004,383	(1,821,635)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(429,485)	(807,118)
Change in net assets resulting from distributions	(429,485)	(807,118)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	37,927,499	75,031,502
Dividends reinvested	429,485	807,118
Value of shares redeemed	(43,441,637)	(87,555,070)
Change in net assets resulting from capital transactions	(5,084,653)	(11,716,450)
Change in net assets	(2,509,755)	(14,345,203)
NET ASSETS:
Beginning of period	48,270,251	62,615,454
End of period	$45,760,496	$48,270,251
Accumulated net investment income (loss)	$646,585	$429,485
SHARE TRANSACTIONS:
Issued	1,648,329	3,750,046
Reinvested	18,804	39,476
Redeemed	(1,923,924)	(4,494,054)
Change in shares	(256,791)	(704,532)

See accompanying notes to the financial statements.

30 :: ProFund VP Europe 30 :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$21.27		$21.06	$16.32	$35.53	$31.99	$27.96
Investment Activities:
Net investment income (loss)(a)	0.28		0.19	0.27	0.60	0.31	0.64
Net realized and unrealized gains (losses) on investments	1.39		0.35 (b)	4.99	(14.76)	4.33	4.18
Total income (loss) from investment activities	1.67		0.54	5.26	(14.16)	4.64	4.82
Distributions to Shareholders From:
Net investment income	(0.20)		(0.33)	(0.52)	(0.63)	(0.78)	(0.12)
Net realized gains on investments	—		—	—	(4.42)	(0.32)	(0.67)
Total distributions	(0.20)		(0.33)	(0.52)	(5.05)	(1.10)	(0.79)
Net Asset Value, End of Period	$22.74		$21.27	$21.06	$16.32	$35.53	$31.99
Total Return	7.86	%(c)	2.63%	32.30%	(44.00)%	14.58%	17.51%
Ratios to Average Net Assets:
Gross expenses(d)	1.71%		1.71%	1.78%	1.70%	1.66%	1.69%
Net expenses(d)	1.68%		1.68%	1.67%	1.63%	1.61%	1.66%
Net investment income (loss)(d)	2.46%		0.95%	1.48%	2.12%	0.88%	2.12%
Supplemental Data:
Net assets, end of period (000's)	$45,760		$48,270	$62,615	$31,407	$131,721	$160,024
Portfolio turnover rate(e)	48	%(c)	180%	150%	160%	280%	172%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Europe 30 :: 31

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond")

Allocation of Portfolio Holdings (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(125)%
Total Exposure	(125)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (107.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $48,008,000	$48,008,000	$48,008,000
TOTAL REPURCHASE AGREEMENTS (Cost $48,008,000)		48,008,000
TOTAL INVESTMENT SECURITIES (Cost $48,008,000)—107.8%		48,008,000
Net other assets (liabilities)—(7.8)%		(3,471,410)
NET ASSETS—100.0%		$44,536,590

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $2,422,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/41	$(25,370,234)	$562,248
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/41	(30,464,258)	356,083
		$918,331

See accompanying notes to the financial statements.

32 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$48,008,000
Repurchase agreements, at value	48,008,000
Total Investment Securities, at value	48,008,000
Cash	429
Unrealized gain on swap agreements	918,331
Receivable for capital shares issued	88,235
Prepaid expenses	729
TOTAL ASSETS	49,015,724
LIABILITIES:
Payable for capital shares redeemed	4,358,533
Advisory fees payable	24,074
Management services fees payable	3,736
Administration fees payable	1,513
Administrative services fees payable	17,211
Distribution fees payable	18,674
Trustee fees payable	5
Transfer agency fees payable	4,913
Fund accounting fees payable	3,226
Compliance services fees payable	535
Other accrued expenses	46,714
TOTAL LIABILITIES	4,479,134
NET ASSETS	$44,536,590
NET ASSETS CONSIST OF:
Capital	$121,997,006
Accumulated net investment income (loss)	(457,953)
Accumulated net realized gains (losses) on investments	(77,920,794)
Net unrealized appreciation (depreciation) on investments	918,331
NET ASSETS	$44,536,590
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,859,432
Net Asset Value (offering and redemption price per share)	$11.54

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$15,951
EXPENSES:
Advisory fees	211,589
Management services fees	28,212
Administration fees	11,257
Transfer agency fees	16,074
Administrative services fees	81,061
Distribution fees	70,530
Custody fees	3,658
Fund accounting fees	21,551
Trustee fees	425
Compliance services fees	320
Other fees	31,625
Recoupment of prior expenses reduced by the Advisor	1,545
Total Expenses before reductions	477,847
Less Expenses reduced by the Advisor	(3,943)
TOTAL NET EXPENSES	473,904
NET INVESTMENT INCOME (LOSS)	(457,953)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(47,070)
Net realized gains (losses) on futures contracts	2,055
Net realized gains (losses) on swap agreements	(2,725,104)
Change in net unrealized appreciation/depreciation on investments	35,463
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,734,656)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,192,609)
See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 33

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(457,953)	$(868,842)
Net realized gains (losses) on investments	(2,770,119)	(11,222,441)
Change in net unrealized appreciation/depreciation on investments	35,463	1,309,067
Change in net assets resulting from operations	(3,192,609)	(10,782,216)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	108,654,579	165,438,594
Value of shares redeemed	(120,413,879)	(150,977,627)
Change in net assets resulting from capital transactions	(11,759,300)	14,460,967
Change in net assets	(14,951,909)	3,678,751
NET ASSETS:
Beginning of period	59,488,499	55,809,748
End of period	$44,536,590	$59,488,499
Accumulated net investment income (loss)	$(457,953)	$—
SHARE TRANSACTIONS:
Issued	8,983,012	13,063,428
Redeemed	(10,081,011)	(12,011,805)
Change in shares	(1,097,999)	1,051,623

See accompanying notes to the financial statements.

34 :: ProFund VP Rising Rates Opportunity :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$12.00		$14.29		$10.87	$18.53	$20.70	$19.13
Investment Activities:
Net investment income (loss)(a)	(0.10)		(0.20)		(0.21)	0.08	0.72	0.70
Net realized and unrealized gains (losses) on investments	(0.36)		(2.09)		3.70	(6.82)	(1.72)	1.26
Total income (loss) from investment activities	(0.46)		(2.29)		3.49	(6.74)	(1.00)	1.96
Distributions to Shareholders From:
Net investment income	—		—		(0.07)	(0.92)	(1.17)	(0.39)
Net Asset Value, End of Period	$11.54		$12.00		$14.29	$10.87	$18.53	$20.70
Total Return	(3.83	)%(b)	(16.03)%		32.18%	(37.97)%	(5.20)%	10.15%
Ratios to Average Net Assets:
Gross expenses(c)	1.69%		1.71%		1.73%	1.68%	1.63%	1.64%
Net expenses(c)	1.68%		1.68%		1.66%	1.63%	1.58%	1.61%
Net investment income (loss)(c)	(1.62)%		(1.57)%		(1.57)%	0.44%	3.47%	3.31%
Supplemental Data:
Net assets, end of period (000's)	$44,537		$59,488		$55,810	$36,590	$75,041	$130,894
Portfolio turnover rate(d)	—		436	%(e)	—	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(e)  Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Rising Rates Opportunity :: 35

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Notes to Financial Statements

1. Organization

ProFunds (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust included in this report: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP Europe 30 and ProFund VP Rising Rates Opportunity (collectively, the "ProFunds VP" and individually, a "ProFund VP"). Each ProFund VP is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds' VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund VP will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the "Advisor"). Repurchase agreements are subject to the seller's agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the ProFunds and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP's custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

At June 30, 2011, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.00%, dated 6/30/11, due 7/1/11(1)	HSBC Securities (USA), Inc., 0.00%, dated 6/30/11, due 7/1/11(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.00%, dated 6/30/11, due 7/1/11(3)	UBS Securities LLC, 0.00%, dated 6/30/11, due 7/1/11(4)	UMB Bank N.A. 0.00%, dated 6/30/11, due 7/1/11(5)
ProFund VP Bull	$6,286,000	$13,114,000	$103,000	$665,000	$1,082,000
ProFund VP Small-Cap	1,548,000	3,232,000	24,000	163,000	272,000
ProFund VP Europe 30	171,000	357,000	2,000	18,000	31,000
ProFund VP Rising Rates Opportunity	9,603,000	9,596,000	9,603,000	9,603,000	9,603,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at June 30, 2011 as follows:

(1)  Federal Home Loan Mortgage Corp., 3.15% to 3.50%, due 8/17/20 to 10/28/20

(2)  Federal Home Loan Bank, 1.00%, due 11/18/13 to 8/22/14, Federal National Mortgage Association, 1.13% to 6.13%, due 3/15/12 to 5/1/13, Federal Home Loan Mortgage Corp., 4.38% to 4.75%, due 7/15/13 to 11/17/15

(3)  U.S. Treasury Notes, 0.63%, due 12/31/12

(4)  Federal National Mortgage Association, 1.25% to 1.75%, due 5/7/13 to 2/27/14

(5)  U.S. Treasury Notes, 0.75% to 2.63%, due 12/15/13 to 5/31/15, Federal Home Loan Bank, 0.88% to 3.63%, due 9/16/11 to 5/29/15, Federal Farm Credit Bank, 0.88% to 2.00%, due 1/17/12 to 11/12/14, Federal Home Loan Mortgage Corp., 2.52% to 5.00%, due 1/30/14 to 12/9/14

38 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

Depositary Receipts

Certain ProFunds VP may invest in American Depositary Receipts ("ADRs"), New York Shares ("NYSs") and Global Registered Shares ("GRSs"). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter ("OTC"), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. An NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home (foreign) market. Similar to NYSs, GRSs give companies a way to list and trade their shares directly on the New York Stock Exchange, while remaining fully fungible with the shares traded in their home country.

Real Estate Investment Trusts

The ProFunds VP, other than ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts ("REITS") which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP's investment objective. All derivative instruments held during the period ended June 30, 2011, gained exposure to each ProFund VP's benchmark (e.g., index, etc.) to meet its investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP's Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP's investment objective.

The notional amount of the open derivative positions relative to each ProFund VP's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period for each respective ProFund VP.

The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon. The ProFunds VP use futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to the foreign currency denominated futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 39 of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index option transactions are in cash.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. During the period ended June 30, 2011, the ProFunds VP did not write options.

Swap Agreements

The ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP. The ProFunds VP use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP's obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of underlying instruments. Pursuant to valuation procedures approved by the Board of Trustees, the net amount of the excess, if any, of each ProFund VP's obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the ProFund VP's custodian. In a long swap agreement where the fund receives the return on the index, the gain or loss on the notional amount plus dividends or interest on the underlying instrument or reference entity less the interest payable by each ProFund VP on the notional amount, as well as any trading spreads the ProFunds VP may agree to pay the counterparty on the notional amount are recorded as "unrealized gain or loss on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "net realized gains (losses) on swap agreements."

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap table included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap table included in the Schedule of Portfolio Investments. A ProFund VP will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties limiting the net amount due from any individual counterparty and generally requiring collateral to be posted by the counterparty for amounts owed to the ProFunds VP. All of the outstanding swap agreements at June 30, 2011 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is obligated to pay or entitled to receive the "unrealized gain or loss" amount.

The ProFund VP, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty

40 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP. In the event of the bankruptcy of a counterparty, the ProFund VP will have direct access to the collateral received from the counterparty, generally as of the day prior to the bankruptcy, because there is a one day time lag between the ProFund's VP request for collateral and the delivery of such collateral. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of June 30, 2011, the collateral posted by counterparties consisted of U.S. treasury securities.

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the ProFund VP's Statement of Assets and Liabilities as of June 30, 2011:

	Assets
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements
Equity Risk Exposure:
ProFund VP Bull	$328,659	$372,988
ProFund VP Small-Cap	37,110	126,171
ProFund VP Europe 30	16,600	—
Interest Rate Risk Exposure:
ProFund VP Rising Rates Opportunity	—	918,331

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the ProFund VP's Statement of Operations for the period ended June 30, 2011:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gain (Loss) on Futures Contracts	Net Realized Gain (Loss) on Swap Agreements	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
ProFund VP Bull	$663,186	$431,761	$388,443
ProFund VP Small-Cap	179,055	203,283	213,411
ProFund VP Europe 30	32,063	—	3,481
Interest Rate Risk Exposure:
ProFund VP Rising Rates Opportunity	2,055	(2,725,104)	29,328

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 41 tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as "Fees paid indirectly."

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU 2011-04"). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds' VP investments are summarized in the three broad levels listed below:

•  Level 1–quoted prices in active markets for identical assets

•  Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3–significant unobservable inputs (including the ProFunds' VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System ("NASDAQ/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Exchange traded derivatives (e.g., futures contracts and options on securities, indices and futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements and forward currency contracts) are valued based on procedures approved by the Trust's Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

42 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. While the Trust's policy is intended to result in a calculation of a ProFund VP's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2011, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$76,365,505	$—	$—	$—	$76,365,505	$—
Rights/Warrants	7	—	—	—	7	—
Repurchase Agreements	—	—	21,250,000	—	21,250,000	—
Futures Contracts	—	328,659	—	—	—	328,659
Swap Agreements	—	—	—	372,988	—	372,988
Total	$76,365,512	$328,659	$21,250,000	$372,988	$97,615,512	$701,647
ProFund VP Small-Cap
Common Stocks	$1,075,613	$—	$—	$—	$1,075,613	$—
Repurchase Agreements	—	—	5,239,000	—	5,239,000	—
Futures Contracts	—	37,110	—	—	—	37,110
Swap Agreements	—	—	—	126,171	—	126,171
Total	$1,075,613	$37,110	$5,239,000	$126,171	$6,314,613	$163,281
ProFund VP Europe 30
Common Stocks	$45,060,386	$—	$—	$—	$45,060,386	$—
Repurchase Agreements	—	—	579,000	—	579,000	—
Futures Contracts	—	16,600	—	—	—	16,600
Total	$45,060,386	$16,600	$579,000	$—	$45,639,386	$16,600
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$48,008,000	$—	$48,008,000	$—
Swap Agreements	—	—	—	918,331	—	918,331
Total	$—	$—	$48,008,000	$918,331	$48,008,000	$918,331

^  Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of June 30, 2011.

4. Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund's VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund's VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. ("Citi"), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust's and Access One Trust's aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program. Citi also acts as transfer agent and fund accounting agent

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 43 for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust's and Access One Trust's aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor.

Under a Distribution and Shareholder Services Plan (the "Plan"), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as "Administrative services fees."

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees will also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended June 30, 2011, actual Trustee compensation was $223,877 in aggregate from the Trust and affiliated Trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP. These expense limitations remain in effect until April 30, 2012.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of June 30, 2011, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 04/30/12	Expires 04/30/13	Expires 04/30/14	Expires 04/30/15	Total
ProFund VP Bull	$126,900	$78,992	$46,771	$3,336	$255,999
ProFund VP Small-Cap	1,788	26,469	22,818	4,147	55,222
ProFund VP Europe 30	36,510	55,765	7,099	3,286	102,660
ProFund VP Rising Rates Opportunity	36,185	28,641	12,368	3,943	81,137

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2011 were as follows:

	Purchases	Sales
ProFund VP Bull	$1,668,343	$930,632
ProFund VP Small-Cap	2,782,341	4,691,330
ProFund VP Europe 30	24,960,100	30,123,818

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2011 were as follows:

	Purchases	Sales
ProFund VP Bull	$—	$9,511,878
ProFund VP Rising Rates Opportunity	—	17,480,533

44 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

6. Investment Risks

Active Investor Risk

The ProFunds VP permit frequent purchases and exchanges without restriction, which could increase transaction costs. In addition, large movements of assets into and out of a ProFund VP may have a negative impact on the ProFund VP's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, that ProFund VP's expense ratio may vary from current estimates or the historical ratio disclosed in this report.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP's benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments include information on each ProFund VP's holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP's correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index or securities underlying its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding periodic index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds' VP ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP's daily investment objective.

Certain ProFunds VP are "leveraged" funds in the sense that they have investment objectives to match a multiple, the inverse or a multiple of the inverse of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds VP having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the index or security performance (or the inverse of the index or security performance) times the stated multiple in the fund objective, as applicable, before accounting for fees and fund expenses. As a result of compounding, leveraged ProFunds VP are unlikely to provide a simple multiple (e.g., -1x, 2x, or -2x) of an index's return over periods longer than one day. A "single day" is measured from the time a ProFunds VP calculates its net asset value ("NAV") to the time of the ProFunds VP's next NAV calculation.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties post collateral for the benefit of each ProFund VP, marked to market daily, in an amount approximately equal to the amount that the counterparty owes the ProFund VP. In the event of the bankruptcy of a counterparty, the ProFund VP will have direct access to the collateral received from the counterparty, generally as of the day prior to the bankruptcy, because there is a one day time lag between the ProFund's VP request for collateral and the delivery of such collateral. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. The ProFunds VP enter into swap agreements and forward contracts with counterparties that the Advisor has determined to be large, well capitalized and well established financial institutions.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFunds' VP exposure to the markets exceed the net assets of the ProFund VP, all of the ProFunds VP may use leveraged investment techniques to achieve their investment objectives.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 45

7. Federal Income Tax Information

As of the latest tax year end of December 31, 2010, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Expires 12/31/12	Expires 12/31/13	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Europe 30	$—	$—	$—	$—	$3,508,484	$1,215,921	$4,724,405
ProFund VP Rising Rates Opportunity	8,365,460	22,965,205	5,366,257	27,138,193	—	11,189,405	75,024,520

As of the latest tax year end of December 31, 2010, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options in addition to changes in ProFund VP ownership during the year and in prior years. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which are offset will not be distributed to shareholders:

	Expires 12/31/11	Expires 12/31/12	Expires 12/31/17	Total
ProFund VP Small-Cap	$—	$—	$192,668	$192,668
ProFund VP Europe 30	7,667,165	3,425,937	—	11,093,102

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the ProFunds VP. In general, the provisions of the Act will be effective for the ProFunds' VP fiscal year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses, however there may be a greater likelihood that all or a portion of each ProFund VP's pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the ProFunds VP, if any, will be contained within the "Federal Income Tax Information" section of the notes to financial statements for the fiscal year ending December 31 2011.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Total Distributions Paid
ProFund VP Bull	$135,672	$—	$135,672	$135,672
ProFund VP Europe 30	807,118	—	807,118	807,118

As of the latest tax year ended December 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Bull	$—	$1,489,581	$—	$—	$10,520,529	$12,010,110
ProFund VP Small-Cap	—	—	—	(192,668)	227,195	34,527
ProFund VP Europe 30	429,485	—	—	(15,817,507)	3,378,283	(12,009,739)
ProFund VP Rising Rates Opportunity	—	—	—	(75,024,520)	756,714	(74,267,806)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year.

At June 30, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Bull	$83,523,971	$25,663,693	$(11,572,152)	$14,091,541
ProFund VP Small-Cap	6,195,067	164,992	(45,446)	119,546
ProFund VP Europe 30	39,754,953	13,198,064	(7,313,631)	5,844,433
ProFund VP Rising Rates Opportunity	48,008,000	—	—	—

46 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

Expense Examples

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2011 and held for the entire period from January 1, 2011 through June 30, 2011.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11	Annualized Expense Ratio During Period 1/1/11 - 6/30/11
ProFund VP Bull	$1,000.00	$1,049.80	$8.54	1.68%
ProFund VP Small-Cap	1,000.00	1,047.60	8.53	1.68%
ProFund VP Europe 30	1,000.00	1,078.60	8.66	1.68%
ProFund VP Rising Rates Opportunity	1,000.00	961.70	8.17	1.68%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Profund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11	Annualized Expense Ratio During Period 1/1/11 - 6/30/11
ProFund VP Bull	$1,000.00	$1,016.46	$8.40	1.68%
ProFund VP Small-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP Europe 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.46	8.40	1.68%

*  Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

48 :: Expense Examples (unaudited)

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P.O. Box 182800

Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' VP website at profunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

06/11

ULTRA PROFUNDS VP

UltraBull

INVERSE PROFUNDS VP

Bear

SECTOR PROFUNDS VP

Biotechnology

NON-EQUITY PROFUNDS VP

Rising Rates Opportunity

JUNE 30, 2011

Semiannual Report

i	Message from the Chairman

1	Financial Statements and Financial Highlights

2	ProFund VP UltraBull

11	ProFund VP Bear

15	ProFund VP Biotechnology

19	ProFund VP Rising Rates Opportunity

23	Notes to Financial Statements

33	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of ProFunds VP for the six months ended June 30, 2011.

Equity Markets Continue to Rise

U.S. equity markets delivered solid returns during the six-month period ended June 30, 2011, driven by strong corporate profits. The S&P 500® rose 6.0%, extending the rally that began in March 2009, when the index began its climb from a 13-year low. Small- and mid-cap stocks outperformed large cap, with the S&P MidCap 400® up 8.6% and the Russell 2000® Index up 6.2%.

Most sector indexes delivered positive returns for the six-month period, as measured by the Dow Jones U.S. Industry IndexesSM. The health care, energy and real estate sectors were the strongest performers, with returns in the double digits. Financials were off 1.2%, and technology and basic materials were up only slightly.

Foreign equity markets continued their ascent, returning   4.1%, as measured by the MSCI All Country World Index ex USA. European markets rose, with the MSCI Europe Index up 9.6%. Emerging markets, on the other hand, ran out of steam, with the MSCI Emerging Markets Index returning just 1.0%, compared to 26.9% for the six months ended December 31, 2010. Japan, devastated by the earthquake and tsunami earlier this year, declined 4.7%, as measured by the MSCI Japan Index.

The U.S. dollar declined 6.0% against the basket of major currencies that comprise the U.S. Dollar Index. U.S. dollar weakness boosted the dollar returns of foreign markets, most notably Europe and Japan.

Fixed Income Markets Resilient

U.S. fixed-income markets continued to rise, reflecting the effects of low interest rates and the Fed's QE2 program (the second round of quantitative easing). The Barclays Capital U.S. Aggregate Bond Index® gained 2.7% for the six-month period. Corporate credit markets were the best performers, as reflected by the Markit iBoxx® $ Liquid Investment Grade Index, up 3.5%, and the Markit iBoxx® $ Liquid High Yield Index, up 4.6%. Treasurys, as measured by the Ryan Labs Treasury 5, 10 and 30 Year Indexes, rose 3.3%, 3.1% and 1.5%, respectively.

Whatever your view on the market, our innovative array of funds offers valuable tools that can help you express your view and manage risk. To learn more, please visit us at profunds.com.

We appreciate your trust and confidence in ProFunds.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

i

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Financial Statements and Financial Highlights

Investment Objective: The ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	37%
Futures Contracts	14%
Swap Agreements	149%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	1.2%
Apple Computer, Inc.	1.0%
International Business Machines Corp.	0.6%
Chevron Corp.	0.6%
General Electric Co.	0.6%

S&P 500 Index – Composition

% of Index
Consumer Non-Cyclical	22%
Financial	15%
Energy	13%
Technology	13%
Communications	11%
Industrial	11%
Consumer Cyclical	8%
Basic Materials	4%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (37.5%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	448	$42,493
Abbott Laboratories (Pharmaceuticals)	976	51,357
Abercrombie & Fitch Co.—Class A (Retail)	56	3,748
ACE, Ltd. (Insurance)	208	13,691
Adobe Systems, Inc.* (Software)	320	10,064
Advanced Micro Devices, Inc.* (Semiconductors)	360	2,516
Aetna, Inc. (Healthcare-Services)	240	10,582
AFLAC, Inc. (Insurance)	296	13,817
Agilent Technologies, Inc.* (Electronics)	216	11,040
Air Products & Chemicals, Inc. (Chemicals)	136	12,999
Airgas, Inc. (Chemicals)	40	2,802
AK Steel Holding Corp. (Iron/Steel)	72	1,135
Akamai Technologies, Inc.* (Internet)	120	3,776
Alcoa, Inc. (Mining)	664	10,531
Allegheny Technologies, Inc. (Iron/Steel)	64	4,062
Allergan, Inc. (Pharmaceuticals)	192	15,984
Allstate Corp. (Insurance)	328	10,014
Alpha Natural Resources, Inc.* (Coal)	144	6,543
Altera Corp. (Semiconductors)	200	9,270
Altria Group, Inc. (Agriculture)	1,312	34,650
Amazon.com, Inc.* (Internet)	224	45,806
Ameren Corp. (Electric)	152	4,384
American Electric Power, Inc. (Electric)	304	11,455
American Express Co. (Diversified Financial Services)	656	33,915
American International Group, Inc. (Insurance)	272	7,975
American Tower Corp.* (Telecommunications)	248	12,970
Ameriprise Financial, Inc. (Diversified Financial Services)	152	8,767
AmerisourceBergen Corp. (Pharmaceuticals)	168	6,955
Amgen, Inc.* (Biotechnology)	584	34,076
Amphenol Corp.—Class A (Electronics)	112	6,047
Anadarko Petroleum Corp. (Oil & Gas)	312	23,949
Analog Devices, Inc. (Semiconductors)	184	7,202
AON Corp. (Insurance)	208	10,670
Apache Corp. (Oil & Gas)	240	29,614
Apartment Investment and Management Co.—Class A (REIT)	72	1,838

Common Stocks, continued

	Shares	Value
Apollo Group, Inc.—Class A* (Commercial Services)	80	$3,494
Apple Computer, Inc.* (Computers)	584	196,031
Applied Materials, Inc. (Semiconductors)	824	10,720
Archer-Daniels-Midland Co. (Agriculture)	424	12,784
Assurant, Inc. (Insurance)	64	2,321
AT&T, Inc. (Telecommunications)	3,712	116,594
Autodesk, Inc.* (Software)	144	5,558
Automatic Data Processing, Inc. (Software)	312	16,436
AutoNation, Inc.* (Retail)	40	1,464
AutoZone, Inc.* (Retail)	16	4,718
Avalonbay Communities, Inc. (REIT)	56	7,190
Avery Dennison Corp. (Household Products/Wares)	64	2,472
Avon Products, Inc. (Cosmetics/Personal Care)	272	7,616
Baker Hughes, Inc. (Oil & Gas Services)	272	19,736
Ball Corp. (Packaging & Containers)	104	4,000
Bank of America Corp. (Banks)	6,352	69,618
Bank of New York Mellon Corp. (Banks)	776	19,881
Bard (C.R.), Inc. (Healthcare-Products)	56	6,152
Baxter International, Inc. (Healthcare-Products)	360	21,488
BB&T Corp. (Banks)	440	11,810
Becton, Dickinson & Co. (Healthcare-Products)	136	11,719
Bed Bath & Beyond, Inc.* (Retail)	160	9,339
Bemis Co., Inc. (Packaging & Containers)	64	2,162
Berkshire Hathaway, Inc.—Class B* (Insurance)	1,088	84,200
Best Buy Co., Inc. (Retail)	200	6,282
Big Lots, Inc.* (Retail)	48	1,591
Biogen Idec, Inc.* (Biotechnology)	152	16,252
BlackRock, Inc. (Diversified Financial Services)	64	12,276
BMC Software, Inc.* (Software)	112	6,126
Boeing Co. (Aerospace/Defense)	464	34,304
Boston Properties, Inc. (REIT)	88	9,342
Boston Scientific Corp.* (Healthcare-Products)	960	6,634
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,072	31,045
Broadcom Corp.—Class A (Semiconductors)	296	9,957
Brown-Forman Corp. (Beverages)	64	4,780
C.H. Robinson Worldwide, Inc. (Transportation)	104	8,199
CA, Inc. (Software)	240	5,482

See accompanying notes to the financial statements.

2 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Cablevision Systems Corp.—Class A (Media)	144	$5,214
Cabot Oil & Gas Corp. (Oil & Gas)	64	4,244
Cameron International Corp.* (Oil & Gas Services)	152	7,644
Campbell Soup Co. (Food)	112	3,870
Capital One Financial Corp. (Diversified Financial Services)	288	14,881
Cardinal Health, Inc. (Pharmaceuticals)	216	9,811
CareFusion Corp.* (Healthcare-Products)	144	3,912
Carmax, Inc.* (Retail)	144	4,762
Carnival Corp.—Class A (Leisure Time)	272	10,235
Caterpillar, Inc. (Machinery-Construction & Mining)	408	43,436
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	184	4,620
CBS Corp.—Class B (Media)	416	11,852
Celgene Corp.* (Biotechnology)	288	17,372
CenterPoint Energy, Inc. (Electric)	264	5,108
CenturyLink, Inc. (Telecommunications)	376	15,202
Cephalon, Inc.* (Pharmaceuticals)	48	3,835
Cerner Corp.* (Software)	96	5,867
CF Industries Holdings, Inc. (Chemicals)	48	6,800
Chesapeake Energy Corp. (Oil & Gas)	416	12,351
Chevron Corp. (Oil & Gas)	1,264	129,990
Chipotle Mexican Grill, Inc.* (Retail)	16	4,931
Chubb Corp. (Insurance)	184	11,520
CIGNA Corp. (Insurance)	168	8,640
Cincinnati Financial Corp. (Insurance)	104	3,035
Cintas Corp. (Textiles)	80	2,642
Cisco Systems, Inc. (Telecommunications)	3,448	53,823
Citigroup, Inc. (Banks)	1,832	76,285
Citrix Systems, Inc.* (Software)	120	9,600
Cliffs Natural Resources, Inc. (Iron/Steel)	88	8,136
Clorox Co. (Household Products/Wares)	80	5,395
CME Group, Inc. (Diversified Financial Services)	40	11,664
CMS Energy Corp. (Electric)	160	3,150
Coach, Inc. (Apparel)	184	11,763
Coca-Cola Co. (Beverages)	1,432	96,359
Coca-Cola Enterprises, Inc. (Beverages)	200	5,836
Cognizant Technology Solutions Corp.* (Computers)	192	14,081
Colgate-Palmolive Co. (Cosmetics/Personal Care)	304	26,573
Comcast Corp.—Class A (Media)	1,736	43,990
Comerica, Inc. (Banks)	112	3,872
Computer Sciences Corp. (Computers)	96	3,644
Compuware Corp.* (Software)	136	1,327
ConAgra Foods, Inc. (Food)	256	6,607
ConocoPhillips (Oil & Gas)	888	66,769
CONSOL Energy, Inc. (Coal)	144	6,981
Consolidated Edison, Inc. (Electric)	184	9,796
Constellation Brands, Inc.* (Beverages)	112	2,332
Constellation Energy Group, Inc. (Electric)	128	4,859
Corning, Inc. (Telecommunications)	984	17,860
Costco Wholesale Corp. (Retail)	272	22,097
Coventry Health Care, Inc.* (Healthcare-Services)	96	3,501
Covidien PLC (Healthcare-Products)	312	16,608
CSX Corp. (Transportation)	688	18,039
Cummins, Inc. (Machinery-Diversified)	120	12,419
CVS Caremark Corp. (Retail)	848	31,868
D.R. Horton, Inc. (Home Builders)	176	2,028
Danaher Corp. (Miscellaneous Manufacturing)	344	18,229
Darden Restaurants, Inc. (Retail)	88	4,379
DaVita, Inc.* (Healthcare-Services)	56	4,850

Common Stocks, continued

	Shares	Value
Dean Foods Co.* (Food)	112	$1,374
Deere & Co. (Machinery-Diversified)	264	21,767
Dell, Inc.* (Computers)	1,032	17,203
Denbury Resources, Inc.* (Oil & Gas)	248	4,960
DENTSPLY International, Inc. (Healthcare-Products)	88	3,351
Devon Energy Corp. (Oil & Gas)	264	20,806
DeVry, Inc. (Commercial Services)	40	2,365
Diamond Offshore Drilling, Inc. (Oil & Gas)	40	2,816
DIRECTV—Class A* (Media)	480	24,394
Discover Financial Services (Diversified Financial Services)	344	9,202
Discovery Communications, Inc.—Class A* (Media)	176	7,209
Dominion Resources, Inc. (Electric)	360	17,377
Dover Corp. (Miscellaneous Manufacturing)	120	8,136
Dr. Pepper Snapple Group, Inc. (Beverages)	136	5,702
DTE Energy Co. (Electric)	104	5,202
Duke Energy Corp. (Electric)	832	15,667
Dun & Bradstreet Corp. (Software)	32	2,417
E*TRADE Financial Corp.* (Diversified Financial Services)	160	2,208
E.I. du Pont de Nemours & Co. (Chemicals)	584	31,565
Eastman Chemical Co. (Chemicals)	48	4,899
Eaton Corp. (Miscellaneous Manufacturing)	216	11,113
eBay, Inc.* (Internet)	720	23,234
Ecolab, Inc. (Chemicals)	144	8,119
Edison International (Electric)	208	8,060
Edwards Lifesciences Corp.* (Healthcare-Products)	72	6,277
El Paso Corp. (Pipelines)	480	9,696
Electronic Arts, Inc.* (Software)	208	4,909
Eli Lilly & Co. (Pharmaceuticals)	640	24,019
EMC Corp.* (Computers)	1,288	35,484
Emerson Electric Co. (Electrical Components & Equipment)	472	26,550
Entergy Corp. (Electric)	112	7,647
EOG Resources, Inc. (Oil & Gas)	168	17,564
EQT Corp. (Oil & Gas)	96	5,042
Equifax, Inc. (Commercial Services)	80	2,778
Equity Residential (REIT)	184	11,040
Exelon Corp. (Electric)	416	17,821
Expedia, Inc. (Internet)	128	3,711
Expeditors International of Washington, Inc. (Transportation)	136	6,962
Express Scripts, Inc.* (Pharmaceuticals)	336	18,137
Exxon Mobil Corp. (Oil & Gas)	3,088	251,301
F5 Networks, Inc.* (Internet)	48	5,292
Family Dollar Stores, Inc. (Retail)	80	4,205
Fastenal Co. (Distribution/Wholesale)	184	6,622
Federated Investors, Inc.—Class B (Diversified Financial Services)	56	1,335
FedEx Corp. (Transportation)	200	18,970
Fidelity National Information Services, Inc. (Software)	168	5,173
Fifth Third Bancorp (Banks)	576	7,344
First Horizon National Corp. (Banks)	168	1,606
First Solar, Inc.* (Energy-Alternate Sources)	32	4,233
FirstEnergy Corp. (Electric)	264	11,656
Fiserv, Inc.* (Software)	88	5,511
FLIR Systems, Inc. (Electronics)	104	3,506
Flowserve Corp. (Machinery-Diversified)	32	3,516
Fluor Corp. (Engineering & Construction)	112	7,242
FMC Corp. (Chemicals)	48	4,129
FMC Technologies, Inc.* (Oil & Gas Services)	152	6,808

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 3

Common Stocks, continued

	Shares	Value
Ford Motor Co.* (Auto Manufacturers)	2,384	$32,875
Forest Laboratories, Inc.* (Pharmaceuticals)	176	6,924
Fortune Brands, Inc. (Household Products/Wares)	96	6,122
Franklin Resources, Inc. (Diversified Financial Services)	88	11,554
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	592	31,317
Frontier Communications Corp. (Telecommunications)	624	5,036
GameStop Corp.—Class A* (Retail)	88	2,347
Gannett Co., Inc. (Media)	152	2,177
General Dynamics Corp. (Aerospace/Defense)	232	17,289
General Electric Co. (Miscellaneous Manufacturing)	6,648	125,381
General Mills, Inc. (Food)	400	14,888
Genuine Parts Co. (Distribution/Wholesale)	96	5,222
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	304	3,125
Gilead Sciences, Inc.* (Pharmaceuticals)	496	20,539
Goodrich Corp. (Aerospace/Defense)	80	7,640
Google, Inc.—Class A* (Internet)	160	81,021
H & R Block, Inc. (Commercial Services)	192	3,080
Halliburton Co. (Oil & Gas Services)	576	29,376
Harley-Davidson, Inc. (Leisure Time)	152	6,227
Harman International Industries, Inc. (Home Furnishings)	40	1,823
Harris Corp. (Telecommunications)	80	3,605
Hartford Financial Services Group, Inc. (Insurance)	280	7,384
Hasbro, Inc. (Toys/Games/Hobbies)	88	3,866
HCP, Inc. (REIT)	256	9,393
Health Care REIT, Inc. (REIT)	112	5,872
Heinz (H.J.) Co. (Food)	200	10,656
Helmerich & Payne, Inc. (Oil & Gas)	64	4,232
Hess Corp. (Oil & Gas)	192	14,354
Hewlett-Packard Co. (Computers)	1,304	47,466
Home Depot, Inc. (Retail)	1,000	36,220
Honeywell International, Inc. (Miscellaneous Manufacturing)	496	29,557
Hormel Foods Corp. (Food)	88	2,623
Hospira, Inc.* (Pharmaceuticals)	104	5,893
Host Hotels & Resorts, Inc. (REIT)	432	7,322
Hudson City Bancorp, Inc. (Savings & Loans)	328	2,686
Humana, Inc. (Healthcare-Services)	104	8,376
Huntington Bancshares, Inc. (Banks)	544	3,569
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	312	17,625
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	208	9,445
Integrys Energy Group, Inc. (Electric)	48	2,488
Intel Corp. (Semiconductors)	3,328	73,749
IntercontinentalExchange, Inc.* (Diversified Financial Services)	48	5,986
International Business Machines Corp. (Computers)	760	130,378
International Flavors & Fragrances, Inc. (Chemicals)	48	3,084
International Game Technology (Entertainment)	192	3,375
International Paper Co. (Forest Products & Paper)	272	8,111
Interpublic Group of Cos., Inc. (Advertising)	304	3,800
Intuit, Inc.* (Software)	168	8,713
Intuitive Surgical, Inc.* (Healthcare-Products)	24	8,931
Invesco, Ltd. (Diversified Financial Services)	288	6,739

Common Stocks, continued

	Shares	Value
Iron Mountain, Inc. (Commercial Services)	128	$4,364
ITT Industries, Inc. (Miscellaneous Manufacturing)	112	6,600
J.C. Penney Co., Inc. (Retail)	136	4,697
J.P. Morgan Chase & Co. (Diversified Financial Services)	2,496	102,186
Jabil Circuit, Inc. (Electronics)	120	2,424
Jacobs Engineering Group, Inc.* (Engineering & Construction)	80	3,460
Janus Capital Group, Inc. (Diversified Financial Services)	120	1,133
JDS Uniphase Corp.* (Telecommunications)	144	2,399
JM Smucker Co. (Food)	72	5,504
Johnson & Johnson (Healthcare-Products)	1,720	114,414
Johnson Controls, Inc. (Auto Parts & Equipment)	424	17,664
Joy Global, Inc. (Machinery-Construction & Mining)	64	6,095
Juniper Networks, Inc.* (Telecommunications)	336	10,584
Kellogg Co. (Food)	160	8,851
KeyCorp (Banks)	600	4,998
Kimberly-Clark Corp. (Household Products/Wares)	248	16,507
Kimco Realty Corp. (REIT)	256	4,772
KLA-Tencor Corp. (Semiconductors)	104	4,210
Kohls Corp. (Retail)	176	8,802
Kraft Foods, Inc. (Food)	1,104	38,894
Kroger Co. (Food)	384	9,523
L-3 Communications Holdings, Inc. (Aerospace/Defense)	64	5,597
Laboratory Corp. of America Holdings* (Healthcare-Services)	64	6,195
Legg Mason, Inc. (Diversified Financial Services)	96	3,145
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	88	2,145
Lennar Corp.—Class A (Home Builders)	104	1,888
Leucadia National Corp. (Holding Companies-Diversified)	128	4,365
Lexmark International, Inc.—Class A* (Computers)	48	1,404
Life Technologies Corp.* (Biotechnology)	112	5,832
Limited, Inc. (Retail)	160	6,152
Lincoln National Corp. (Insurance)	200	5,698
Linear Technology Corp. (Semiconductors)	144	4,755
Lockheed Martin Corp. (Aerospace/Defense)	176	14,251
Loews Corp. (Insurance)	192	8,081
Lorillard, Inc. (Agriculture)	88	9,581
Lowe's Cos., Inc. (Retail)	816	19,021
LSI Logic Corp.* (Semiconductors)	376	2,677
M&T Bank Corp. (Banks)	80	7,036
Macy's, Inc. (Retail)	264	7,719
Marathon Oil Corp. (Oil & Gas)	448	23,601
Marriott International, Inc.—Class A (Lodging)	176	6,255
Marsh & McLennan Cos., Inc. (Insurance)	344	10,729
Marshall & Ilsley Corp. (Banks)	336	2,678
Masco Corp. (Building Materials)	224	2,695
MasterCard, Inc.—Class A (Software)	56	16,875
Mattel, Inc. (Toys/Games/Hobbies)	216	5,938
McCormick & Co., Inc. (Food)	80	3,966
McDonald's Corp. (Retail)	648	54,639
McGraw-Hill Cos., Inc. (Media)	192	8,047
McKesson Corp. (Commercial Services)	160	13,384
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	128	8,646

See accompanying notes to the financial statements.

4 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
MeadWestvaco Corp. (Forest Products & Paper)	104	$3,464
Medco Health Solutions, Inc.* (Pharmaceuticals)	248	14,017
Medtronic, Inc. (Healthcare-Products)	672	25,892
MEMC Electronic Materials, Inc.* (Semiconductors)	144	1,228
Merck & Co., Inc. (Pharmaceuticals)	1,936	68,321
MetLife, Inc. (Insurance)	664	29,130
MetroPCS Communications, Inc.* (Telecommunications)	168	2,891
Microchip Technology, Inc. (Semiconductors)	120	4,549
Micron Technology, Inc.* (Semiconductors)	544	4,069
Microsoft Corp. (Software)	4,656	121,056
Molex, Inc. (Electrical Components & Equipment)	88	2,268
Molson Coors Brewing Co.—Class B (Beverages)	96	4,295
Monsanto Co. (Agriculture)	336	24,373
Monster Worldwide, Inc.* (Internet)	80	1,173
Moody's Corp. (Commercial Services)	128	4,909
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	968	22,274
Motorola Mobility Holdings, Inc.* (Telecommunications)	184	4,055
Motorola Solutions, Inc.* (Telecommunications)	216	9,945
Murphy Oil Corp. (Oil & Gas)	120	7,879
Mylan Laboratories, Inc.* (Pharmaceuticals)	272	6,710
Nabors Industries, Ltd.* (Oil & Gas)	184	4,534
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	96	2,429
National Oilwell Varco, Inc. (Oil & Gas Services)	264	20,647
National Semiconductor Corp. (Semiconductors)	152	3,741
NetApp, Inc.* (Computers)	232	12,245
Netflix, Inc.* (Internet)	24	6,305
Newell Rubbermaid, Inc. (Housewares)	184	2,904
Newfield Exploration Co.* (Oil & Gas)	80	5,442
Newmont Mining Corp. (Mining)	312	16,839
News Corp.—Class A (Media)	1,432	25,346
NextEra Energy, Inc. (Electric)	264	15,169
Nicor, Inc. (Gas)	32	1,752
NIKE, Inc.—Class B (Apparel)	240	21,595
NiSource, Inc. (Electric)	176	3,564
Noble Corp. (Oil & Gas)	160	6,306
Noble Energy, Inc. (Oil & Gas)	112	10,039
Nordstrom, Inc. (Retail)	104	4,882
Norfolk Southern Corp. (Transportation)	224	16,784
Northeast Utilities System (Electric)	112	3,939
Northern Trust Corp. (Banks)	152	6,986
Northrop Grumman Corp. (Aerospace/Defense)	184	12,760
Novellus Systems, Inc.* (Semiconductors)	56	2,024
NRG Energy, Inc.* (Electric)	152	3,736
Nucor Corp. (Iron/Steel)	200	8,244
NVIDIA Corp.* (Semiconductors)	376	5,992
NYSE Euronext (Diversified Financial Services)	168	5,757
O'Reilly Automotive, Inc.* (Retail)	88	5,765
Occidental Petroleum Corp. (Oil & Gas)	512	53,269
Omnicom Group, Inc. (Advertising)	176	8,476
ONEOK, Inc. (Gas)	64	4,737
Oracle Corp. (Software)	2,440	80,300
Owens-Illinois, Inc.* (Packaging & Containers)	104	2,684
PACCAR, Inc. (Auto Manufacturers)	232	11,853
Pall Corp. (Miscellaneous Manufacturing)	72	4,049

Common Stocks, continued

	Shares	Value
Parker Hannifin Corp. (Miscellaneous Manufacturing)	104	$9,333
Patterson Cos., Inc. (Healthcare-Products)	64	2,105
Paychex, Inc. (Commercial Services)	200	6,144
Peabody Energy Corp. (Coal)	168	9,897
People's United Financial, Inc. (Banks)	224	3,011
Pepco Holdings, Inc. (Electric)	144	2,827
PepsiCo, Inc. (Beverages)	992	69,867
PerkinElmer, Inc. (Electronics)	72	1,938
Pfizer, Inc. (Pharmaceuticals)	4,952	102,011
PG&E Corp. (Electric)	248	10,423
Philip Morris International, Inc. (Commercial Services)	1,112	74,248
Pinnacle West Capital Corp. (Electric)	72	3,210
Pioneer Natural Resources Co. (Oil & Gas)	72	6,449
Pitney Bowes, Inc. (Office/Business Equipment)	128	2,943
Plum Creek Timber Co., Inc. (Forest Products & Paper)	104	4,216
PNC Financial Services Group (Banks)	328	19,552
Polo Ralph Lauren Corp. (Apparel)	40	5,304
PPG Industries, Inc. (Chemicals)	96	8,716
PPL Corp. (Electric)	360	10,019
Praxair, Inc. (Chemicals)	192	20,811
Precision Castparts Corp. (Metal Fabricate/Hardware)	88	14,489
Priceline.com, Inc.* (Internet)	32	16,382
Principal Financial Group, Inc. (Insurance)	200	6,084
Procter & Gamble Co. (Cosmetics/Personal Care)	1,752	111,375
Progress Energy, Inc. (Electric)	184	8,834
Progressive Corp. (Insurance)	408	8,723
Prologis, Inc. (REIT)	264	9,462
Prudential Financial, Inc. (Insurance)	304	19,331
Public Service Enterprise Group, Inc. (Electric)	320	10,445
Public Storage, Inc. (REIT)	88	10,033
Pulte Group, Inc.* (Home Builders)	208	1,593
QEP Resources, Inc. (Oil & Gas)	112	4,685
Qualcomm, Inc. (Telecommunications)	1,048	59,516
Quanta Services, Inc.* (Commercial Services)	136	2,747
Quest Diagnostics, Inc. (Healthcare-Services)	96	5,674
R.R. Donnelley & Sons Co. (Commercial Services)	120	2,353
Range Resources Corp. (Oil & Gas)	104	5,772
Raytheon Co. (Aerospace/Defense)	224	11,166
Red Hat, Inc.* (Software)	120	5,508
Regions Financial Corp. (Banks)	792	4,910
Republic Services, Inc. (Environmental Control)	192	5,923
Reynolds American, Inc. (Agriculture)	216	8,003
Robert Half International, Inc. (Commercial Services)	96	2,595
Rockwell Automation, Inc. (Machinery-Diversified)	88	7,635
Rockwell Collins, Inc. (Aerospace/Defense)	96	5,922
Roper Industries, Inc. (Miscellaneous Manufacturing)	64	5,331
Ross Stores, Inc. (Retail)	72	5,769
Rowan Cos., Inc.* (Oil & Gas)	80	3,105
Ryder System, Inc. (Transportation)	32	1,819
Safeway, Inc. (Food)	224	5,235
SAIC, Inc.* (Commercial Services)	176	2,960
Salesforce.com, Inc.* (Software)	72	10,727
SanDisk Corp.* (Computers)	152	6,308
Sara Lee Corp. (Food)	368	6,988
SCANA Corp. (Electric)	72	2,835

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 5

Common Stocks, continued

	Shares	Value
Schlumberger, Ltd. (Oil & Gas Services)	848	$73,267
Scripps Networks Interactive—Class A (Entertainment)	56	2,737
Sealed Air Corp. (Packaging & Containers)	104	2,474
Sears Holdings Corp.* (Retail)	24	1,715
Sempra Energy (Gas)	152	8,038
Sherwin-Williams Co. (Chemicals)	56	4,697
Sigma-Aldrich Corp. (Chemicals)	80	5,870
Simon Property Group, Inc. (REIT)	184	21,386
SLM Corp. (Diversified Financial Services)	328	5,514
Snap-on, Inc. (Hand/Machine Tools)	40	2,499
Southern Co. (Electric)	536	21,644
Southwest Airlines Co. (Airlines)	496	5,664
Southwestern Energy Co.* (Oil & Gas)	216	9,262
Spectra Energy Corp. (Pipelines)	408	11,183
Sprint Nextel Corp.* (Telecommunications)	1,880	10,133
St. Jude Medical, Inc. (Healthcare-Products)	208	9,917
Stanley Black & Decker, Inc. (Hand/Machine Tools)	104	7,493
Staples, Inc. (Retail)	448	7,078
Starbucks Corp. (Retail)	472	18,639
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	120	6,725
State Street Corp. (Banks)	320	14,429
Stericycle, Inc.* (Environmental Control)	56	4,991
Stryker Corp. (Healthcare-Products)	208	12,208
Sunoco, Inc. (Oil & Gas)	72	3,003
SunTrust Banks, Inc. (Banks)	336	8,669
SuperValu, Inc. (Food)	136	1,280
Symantec Corp.* (Internet)	472	9,308
Sysco Corp. (Food)	368	11,474
T. Rowe Price Group, Inc. (Diversified Financial Services)	160	9,654
Target Corp. (Retail)	432	20,265
TECO Energy, Inc. (Electric)	136	2,569
Tellabs, Inc. (Telecommunications)	224	1,033
Tenet Healthcare Corp.* (Healthcare-Services)	304	1,897
Teradata Corp.* (Computers)	104	6,261
Teradyne, Inc.* (Semiconductors)	120	1,776
Tesoro Petroleum Corp.* (Oil & Gas)	88	2,016
Texas Instruments, Inc. (Semiconductors)	728	23,900
Textron, Inc. (Miscellaneous Manufacturing)	176	4,155
The AES Corp.* (Electric)	416	5,300
The Charles Schwab Corp. (Diversified Financial Services)	632	10,396
The Dow Chemical Co. (Chemicals)	736	26,496
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	72	7,574
The Gap, Inc. (Retail)	248	4,489
The Goldman Sachs Group, Inc. (Diversified Financial Services)	328	43,654
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	152	2,549
The Hershey Co. (Food)	96	5,458
The Travelers Cos., Inc. (Insurance)	264	15,412
The Williams Cos., Inc. (Pipelines)	368	11,132
Thermo Fisher Scientific, Inc.* (Electronics)	240	15,454
Tiffany & Co. (Retail)	80	6,282
Time Warner Cable, Inc. (Media)	208	16,232
Time Warner, Inc. (Media)	672	24,441
Titanium Metals Corp. (Mining)	56	1,026
TJX Cos., Inc. (Retail)	240	12,607
Torchmark Corp. (Insurance)	48	3,079
Total System Services, Inc. (Software)	104	1,932

Common Stocks, continued

	Shares	Value
Tyco International, Ltd. (Miscellaneous Manufacturing)	296	$14,631
Tyson Foods, Inc.—Class A (Food)	192	3,729
U.S. Bancorp (Banks)	1,208	30,816
Union Pacific Corp. (Transportation)	304	31,738
United Parcel Service, Inc.—Class B (Transportation)	616	44,925
United States Steel Corp. (Iron/Steel)	88	4,052
United Technologies Corp. (Aerospace/Defense)	576	50,982
UnitedHealth Group, Inc. (Healthcare-Services)	680	35,074
UnumProvident Corp. (Insurance)	192	4,892
Urban Outfitters, Inc.* (Retail)	80	2,252
V.F. Corp. (Apparel)	56	6,079
Valero Energy Corp. (Oil & Gas)	360	9,205
Varian Medical Systems, Inc.* (Healthcare-Products)	72	5,041
Ventas, Inc. (REIT)	104	5,482
VeriSign, Inc. (Internet)	104	3,480
Verizon Communications, Inc. (Telecommunications)	1,776	66,121
Viacom, Inc.—Class B (Media)	368	18,768
Visa, Inc.—Class A (Commercial Services)	304	25,615
Vornado Realty Trust (REIT)	104	9,691
Vulcan Materials Co. (Building Materials)	80	3,082
W.W. Grainger, Inc. (Distribution/Wholesale)	40	6,146
Wal-Mart Stores, Inc. (Retail)	1,200	63,768
Walgreen Co. (Retail)	576	24,457
Walt Disney Co. (Media)	1,184	46,223
Washington Post Co.—Class B (Media)	8	3,352
Waste Management, Inc. (Environmental Control)	296	11,032
Waters Corp.* (Electronics)	56	5,361
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	80	5,498
WellPoint, Inc. (Healthcare-Services)	232	18,275
Wells Fargo & Co. (Banks)	3,320	93,159
Western Digital Corp.* (Computers)	144	5,239
Western Union Co. (Commercial Services)	400	8,012
Weyerhaeuser Co. (Forest Products & Paper)	336	7,345
Whirlpool Corp. (Home Furnishings)	48	3,903
Whole Foods Market, Inc. (Food)	96	6,091
Windstream Corp. (Telecommunications)	320	4,147
Wisconsin Energy Corp. (Electric)	144	4,514
Wyndham Worldwide Corp. (Lodging)	104	3,500
Wynn Resorts, Ltd. (Lodging)	48	6,890
Xcel Energy, Inc. (Electric)	304	7,387
Xerox Corp. (Office/Business Equipment)	880	9,161
Xilinx, Inc. (Semiconductors)	168	6,127
XL Group PLC (Insurance)	192	4,220
Yahoo!, Inc.* (Internet)	816	12,273
YUM! Brands, Inc. (Retail)	296	16,351
Zimmer Holdings, Inc.* (Healthcare-Products)	120	7,584
Zions Bancorp (Banks)	112	2,689
TOTAL COMMON STOCKS (Cost $5,757,978)		7,542,281

Rights/Warrants(NM)

American International Group, Inc.* (Diversified Financial Services)	1	10
TOTAL RIGHTS/WARRANTS (Cost $16)		10

See accompanying notes to the financial statements.

6 :: ProFund VP UltraBull :: Financial Statements

Repurchase Agreements(a)(b) (60.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $12,213,000	$12,213,000	$12,213,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,213,000)		12,213,000
TOTAL INVESTMENT SECURITIES (Cost $17,970,994)—98.1%		19,755,291
Net other assets (liabilities)—1.9%		390,361
NET ASSETS—100.0%		$20,145,652

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $3,904,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 9/19/11 (Underlying notional amount at value $2,893,550)	44	$121,432

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$17,038,812	$441,164
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	12,748,346	395,553
		$836,717

ProFund VP UltraBull invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Advertising	$12,276	0.1%
Aerospace/Defense	159,911	0.8%
Agriculture	89,391	0.4%
Airlines	5,664	NM
Apparel	44,741	0.2%
Auto Manufacturers	44,728	0.2%
Auto Parts & Equipment	20,213	0.1%
Banks	392,918	2.0%
Beverages	189,171	0.9%
Biotechnology	73,532	0.4%
Building Materials	5,777	NM
Chemicals	140,987	0.7%
	Value	% of Net Assets
Coal	$23,421	0.1%
Commercial Services	159,048	0.8%
Computers	475,744	2.4%
Cosmetics/Personal Care	153,138	0.8%
Distribution/Wholesale	17,990	0.1%
Diversified Financial Services	327,804	1.6%
Electric	241,085	1.2%
Electrical Components & Equipment	28,818	0.1%
Electronics	45,770	0.2%
Energy-Alternate Sources	4,233	NM
Engineering & Construction	10,702	0.1%
Entertainment	6,112	NM
Environmental Control	21,946	0.1%
Food	147,011	0.7%
Forest Products & Paper	23,136	0.1%
Gas	14,527	0.1%
Hand/Machine Tools	9,992	0.1%
Healthcare-Products	262,233	1.3%
Healthcare-Services	94,424	0.5%
Holding Companies-Diversified	4,365	NM
Home Builders	5,509	NM
Home Furnishings	5,726	NM
Household Products/Wares	30,496	0.2%
Housewares	2,904	NM
Insurance	288,646	1.4%
Internet	211,761	1.1%
Iron/Steel	25,629	0.1%
Leisure Time	16,462	0.1%
Lodging	23,370	0.1%
Machinery-Construction & Mining	49,531	0.2%
Machinery-Diversified	45,337	0.2%
Media	237,245	1.2%
Metal Fabricate/Hardware	14,489	0.1%
Mining	59,713	0.3%
Miscellaneous Manufacturing	308,223	1.5%
Office/Business Equipment	12,104	0.1%
Oil & Gas	742,559	3.7%
Oil & Gas Services	157,478	0.8%
Packaging & Containers	11,320	0.1%
Pharmaceuticals	399,702	2.0%
Pipelines	32,011	0.2%
REIT	112,823	0.6%
Real Estate	4,620	NM
Retail	433,300	2.2%
Savings & Loans	2,686	NM
Semiconductors	178,462	0.9%
Software	323,581	1.6%
Telecommunications	395,914	2.0%
Textiles	2,642	NM
Toys/Games/Hobbies	9,804	NM
Transportation	147,436	0.7%
Other**	12,603,361	62.5%
Total	$20,145,652	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 7

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$17,970,994
Securities, at value	7,542,291
Repurchase agreements, at value	12,213,000
Total Investment Securities, at value	19,755,291
Cash	580
Segregated cash balances with brokers	217,690
Dividends and interest receivable	9,585
Unrealized gain on swap agreements	836,716
Receivable for capital shares issued	433,578
Receivable for investments sold	851
Variation margin on futures contracts	26,400
Prepaid expenses	309
TOTAL ASSETS	21,281,000
LIABILITIES:
Payable for capital shares redeemed	1,078,494
Advisory fees payable	17,624
Management services fees payable	2,350
Administration fees payable	949
Administrative services fees payable	7,237
Distribution fees payable	11,843
Trustee fees payable	3
Transfer agency fees payable	3,162
Fund accounting fees payable	2,025
Compliance services fees payable	253
Other accrued expenses	11,408
TOTAL LIABILITIES	1,135,348
NET ASSETS	$20,145,652
NET ASSETS CONSIST OF:
Capital	$22,359,381
Accumulated net investment income (loss)	(153,048)
Accumulated net realized gains (losses) on investments	(4,803,126)
Net unrealized appreciation (depreciation) on investments	2,742,445
NET ASSETS	$20,145,652
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,681,688
Net Asset Value (offering and redemption price per share)	$11.98

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$72,328
Interest	4,784
TOTAL INVESTMENT INCOME	77,112
EXPENSES:
Advisory fees	105,212
Management services fees	14,028
Administration fees	4,331
Transfer agency fees	6,202
Administrative services fees	32,658
Distribution fees	35,071
Custody fees	1,888
Fund accounting fees	9,540
Trustee fees	168
Compliance services fees	124
Other fees	11,180
Recoupment of prior expenses reduced by the Advisor	10,325
TOTAL EXPENSES	230,727
NET INVESTMENT INCOME (LOSS)	(153,615)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	34,145
Net realized gains (losses) on futures contracts	500,065
Net realized gains (losses) on swap agreements	1,748,637
Change in net unrealized appreciation/depreciation on investments	1,183,732
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,466,579
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,312,964

See accompanying notes to the financial statements.

8 :: ProFund VP UltraBull :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(153,615)	$(214,511)
Net realized gains (losses) on investments	2,282,847	6,906,356
Change in net unrealized appreciation/depreciation on investments	1,183,732	(1,342,051)
Change in net assets resulting from operations	3,312,964	5,349,764
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2,298,902)	—
Change in net assets resulting from distributions	(2,298,902)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	555,264,386	774,453,056
Dividends reinvested	2,199,952	—
Value of shares redeemed	(561,235,519)	(784,273,295)
Change in net assets resulting from capital transactions	(3,771,181)	(9,820,239)
Change in net assets	(2,757,119)	(4,470,445)
NET ASSETS:
Beginning of period	22,902,771	27,373,216
End of period	$20,145,652	$22,902,771
Accumulated net investment income (loss)	$(153,048)	$567
SHARE TRANSACTIONS:
Issued	45,175,192	79,552,188
Reinvested	179,295	—
Redeemed	(45,623,809)	(80,450,672)
Change in shares	(269,322)	(898,484)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 9

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$11.74		$9.61	$6.72	$21.04	$23.84	$20.65
Investment Activities:
Net investment income (loss)(a)	(0.07)		(0.09)	(0.02)	0.09	0.21	0.16
Net realized and unrealized gains (losses) on investments	1.21		2.22	3.01	(14.12)	0.12	4.40
Total income (loss) from investment activities	1.14		2.13	2.99	(14.03)	0.33	4.56
Distributions to Shareholders From:
Net investment income	—		—	(0.10)	(0.29)	(0.18)	(0.09)
Net realized gains on investments	(0.90)		—	—	—	(2.95)	(1.28)
Total distributions	(0.90)		—	(0.10)	(0.29)	(3.13)	(1.37)
Net Asset Value, End of Period	$11.98		$11.74	$9.61	$6.72	$21.04	$23.84
Total Return	9.53	%(b)	22.16%	44.64%	(67.40)%	0.85%	23.06%
Ratios to Average Net Assets:
Gross expenses(c)	1.64%		1.78%	1.78%	1.81%	1.68%	1.75%
Net expenses(c)	1.64%		1.68%	1.66%	1.63%	1.63%	1.72%
Net investment income (loss)(c)	(1.09)%		(0.94)%	(0.21)%	0.67%	0.88%	0.74%
Supplemental Data:
Net assets, end of period (000's)	$20,146		$22,903	$27,373	$52,283	$61,911	$70,430
Portfolio turnover rate(d)	1	%(b)	1,329%	629%	909%	916%	1,411%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

10 :: ProFund VP UltraBull :: Financial Highlights

Investment Objective: The ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(36)%
Swap Agreements	(64)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index – Composition

% of Index
Consumer Non-Cyclical	22%
Financial	15%
Energy	13%
Technology	13%
Communications	11%
Industrial	11%
Consumer Cyclical	8%
Basic Materials	4%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $32,526,000	$32,526,000	$32,526,000
TOTAL REPURCHASE AGREEMENTS (Cost $32,526,000)		32,526,000
TOTAL INVESTMENT SECURITIES (Cost $32,526,000)—100.6%		32,526,000
Net other assets (liabilities)—(0.6)%		(178,601)
NET ASSETS—100.0%		$32,347,399

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $3,716,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 9/19/11 (Underlying notional amount at value $11,574,200)	176	$(345,617)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(9,191,414)	$(239,899)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(11,569,390)	(359,300)
		$(599,199)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bear :: 11

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$32,526,000
Repurchase agreements, at value	32,526,000
Total Investment Securities, at value	32,526,000
Cash	174
Segregated cash balances with brokers	803,000
Receivable for capital shares issued	914,194
Prepaid expenses	360
TOTAL ASSETS	34,243,728
LIABILITIES:
Payable for capital shares redeemed	1,130,274
Unrealized loss on swap agreements	599,199
Variation margin on futures contracts	105,600
Advisory fees payable	14,693
Management services fees payable	1,959
Administration fees payable	796
Administrative services fees payable	6,898
Distribution fees payable	6,405
Trustee fees payable	2
Transfer agency fees payable	2,328
Fund accounting fees payable	1,699
Compliance services fees payable	268
Other accrued expenses	26,208
TOTAL LIABILITIES	1,896,329
NET ASSETS	$32,347,399
NET ASSETS CONSIST OF:
Capital	$96,710,079
Accumulated net investment income (loss)	(196,652)
Accumulated net realized gains (losses) on investments	(63,221,212)
Net unrealized appreciation (depreciation) on investments	(944,816)
NET ASSETS	$32,347,399
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,712,493
Net Asset Value (offering and redemption price per share)	$18.89

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$6,504
EXPENSES:
Advisory fees	90,694
Management services fees	12,092
Administration fees	5,228
Transfer agency fees	7,465
Administrative services fees	36,704
Distribution fees	30,231
Custody fees	3,189
Fund accounting fees	10,022
Trustee fees	193
Compliance services fees	139
Other fees	12,010
Total Gross Expenses before reductions	207,967
Less Expenses reduced by the Advisor	(4,811)
TOTAL NET EXPENSES	203,156
NET INVESTMENT INCOME (LOSS)	(196,652)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(13,575)
Net realized gains (losses) on futures contracts	(288,252)
Net realized gains (losses) on swap agreements	(1,000,513)
Change in net unrealized appreciation/depreciation on investments	(835,878)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,138,218)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,334,870)

See accompanying notes to the financial statements.

12 :: ProFund VP Bear :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(196,652)	$(729,587)
Net realized gains (losses) on investments	(1,302,340)	(10,737,443)
Change in net unrealized appreciation/depreciation on investments	(835,878)	(418,127)
Change in net assets resulting from operations	(2,334,870)	(11,885,157)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	145,885,561	518,149,530
Value of shares redeemed	(137,505,909)	(516,681,041)
Change in net assets resulting from capital transactions	8,379,652	1,468,489
Change in net assets	6,044,782	(10,416,668)
NET ASSETS:
Beginning of period	26,302,617	36,719,285
End of period	$32,347,399	$26,302,617
Accumulated net investment income (loss)	$(196,652)	$—
SHARE TRANSACTIONS:
Issued	7,556,536	22,016,264
Redeemed	(7,135,324)	(22,206,454)
Change in shares	421,212	(190,190)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bear :: 13

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$20.37		$24.79		$34.42	$24.92	$25.78	$28.22
Investment Activities:
Net investment income (loss)(a)	(0.16)		(0.37)		(0.48)	0.06	0.85	0.89
Net realized and unrealized gains (losses) on investments	(1.32)		(4.05)		(9.10)	9.81	(0.71)	(2.99)
Total income (loss) from investment activities	(1.48)		(4.42)		(9.58)	9.87	0.14	(2.10)
Distributions to Shareholders From:
Net investment income	—		—		(0.05)	(0.37)	(1.00)	(0.34)
Net Asset Value, End of Period	$18.89		$20.37		$24.79	$34.42	$24.92	$25.78
Total Return	(7.27	)%(b)	(17.80)%		(27.87)%	39.92%	0.60%	(7.50)%
Ratios to Average Net Assets:
Gross expenses(c)	1.72%		1.75%		1.77%	1.71%	1.70%	1.74%
Net expenses(c)	1.68%		1.68%		1.66%	1.63%	1.63%	1.70%
Net investment income (loss)(c)	(1.63)%		(1.57)%		(1.57)%	0.22%	3.37%	3.24%
Supplemental Data:
Net assets, end of period (000's)	$32,347		$26,303		$36,719	$52,965	$30,237	$29,385
Portfolio turnover rate(d)	—		599	%(e)	—	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(e)  Changes in the portfolio turnover rate are primarily driven by timing of purchase and sales of long-term securities.

See accompanying notes to the financial statements.

14 :: ProFund VP Bear :: Financial Highlights

Investment Objective: The ProFund VP Biotechnology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	22%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	18.8%
Gilead Sciences, Inc.	11.4%
Celgene Corp.	9.8%
Biogen Idec, Inc.	8.4%
Vertex Pharmaceuticals, Inc.	3.7%

Dow Jones U.S. Biotechnology Index – Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (77.7%)

	Shares	Value
Acorda Therapeutics, Inc.* (Biotechnology)	1,845	$59,612
Alexion Pharmaceuticals, Inc.* (Biotechnology)	8,364	393,359
Amgen, Inc.* (Biotechnology)	43,050	2,511,967
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	6,027	80,521
Biogen Idec, Inc.* (Biotechnology)	10,455	1,117,849
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	5,166	140,567
Celgene Corp.* (Biotechnology)	21,648	1,305,807
Charles River Laboratories International, Inc.* (Biotechnology)	2,337	94,999
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	2,706	97,389
Dendreon Corp.* (Biotechnology)	6,765	266,812
Gen-Probe, Inc.* (Healthcare-Products)	2,214	153,098
Gilead Sciences, Inc.* (Pharmaceuticals)	36,654	1,517,842
Human Genome Sciences, Inc.* (Biotechnology)	8,610	211,289
Illumina, Inc.* (Biotechnology)	5,781	434,442
Incyte, Corp.* (Biotechnology)	5,166	97,844
InterMune, Inc.* (Biotechnology)	2,091	74,962
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	4,305	39,434
Life Technologies Corp.* (Biotechnology)	8,364	435,513
Myriad Genetics, Inc.* (Biotechnology)	3,936	89,387
Nektar Therapeutics* (Biotechnology)	5,166	37,557
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,829	99,864
PDL BioPharma, Inc. (Biotechnology)	6,396	37,545
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,321	188,334
Savient Pharmaceuticals, Inc.* (Biotechnology)	3,198	23,953
Seattle Genetics, Inc.* (Biotechnology)	4,551	93,386
Techne Corp. (Healthcare-Products)	1,722	143,563
United Therapeutics Corp.* (Pharmaceuticals)	2,337	128,769
Vertex Pharmaceuticals, Inc.* (Biotechnology)	9,471	492,397
TOTAL COMMON STOCKS (Cost $6,294,386)		10,368,061

Repurchase Agreements(a) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $45,000	$45,000	$45,000
TOTAL REPURCHASE AGREEMENTS (Cost $45,000)		45,000
TOTAL INVESTMENT SECURITIES (Cost $6,339,386)—78.0%		10,413,061
Net other assets (liabilities)—22.0%		2,937,171
NET ASSETS—100.0%		$13,350,232

*  Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$2,979,642	$(358)

ProFund VP Biotechnology invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Biotechnology	$7,967,014	59.7%
Healthcare-Products	296,661	2.2%
Pharmaceuticals	2,104,386	15.8%
Other**	2,982,171	22.3%
Total	$13,350,232	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Biotechnology :: 15

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$6,339,386
Securities, at value	10,368,061
Repurchase agreements, at value	45,000
Total Investment Securities, at value	10,413,061
Cash	588
Receivable for capital shares issued	57,297
Receivable for investments sold	2,949,851
Prepaid expenses	103
TOTAL ASSETS	13,420,900
LIABILITIES:
Payable for capital shares redeemed	44,042
Unrealized loss on swap agreements	358
Advisory fees payable	8,113
Management services fees payable	1,082
Administration fees payable	447
Administrative services fees payable	3,466
Distribution fees payable	3,605
Trustee fees payable	1
Transfer agency fees payable	1,331
Fund accounting fees payable	952
Compliance services fees payable	81
Other accrued expenses	7,190
TOTAL LIABILITIES	70,668
NET ASSETS	$13,350,232
NET ASSETS CONSIST OF:
Capital	$21,769,251
Accumulated net investment income (loss)	(73,754)
Accumulated net realized gains (losses) on investments	(12,418,582)
Net unrealized appreciation (depreciation) on investments	4,073,317
NET ASSETS	$13,350,232
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	519,281
Net Asset Value (offering and redemption price per share)	$25.71

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$2,835
Interest	11
TOTAL INVESTMENT INCOME	2,846
EXPENSES:
Advisory fees	34,196
Management services fees	4,559
Administration fees	1,889
Transfer agency fees	2,718
Administrative services fees	13,817
Distribution fees	11,399
Custody fees	1,911
Fund accounting fees	3,741
Trustee fees	71
Compliance services fees	52
Other fees	4,955
Total Gross Expenses before reductions	79,308
Less Expenses reduced by the Advisor	(2,708)
TOTAL NET EXPENSES	76,600
NET INVESTMENT INCOME (LOSS)	(73,754)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	145,841
Net realized gains (losses) on swap agreements	6,489
Change in net unrealized appreciation/depreciation on investments	869,309
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,021,639
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$947,885

See accompanying notes to the financial statements.

16 :: ProFund VP Biotechnology :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(73,754)	$(155,520)
Net realized gains (losses) on investments	152,330	576,812
Change in net unrealized appreciation/depreciation on investments	869,309	(185,368)
Change in net assets resulting from operations	947,885	235,924
CAPITAL TRANSACTIONS:
Proceeds from shares issued	14,817,930	21,049,249
Value of shares redeemed	(9,398,031)	(22,333,301)
Change in net assets resulting from capital transactions	5,419,899	(1,284,052)
Change in net assets	6,367,784	(1,048,128)
NET ASSETS:
Beginning of period	6,982,448	8,030,576
End of period	$13,350,232	$6,982,448
Accumulated net investment income (loss)	$(73,754)	$—
SHARE TRANSACTIONS:
Issued	599,666	931,964
Redeemed	(385,712)	(995,709)
Change in shares	213,954	(63,745)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Biotechnology :: 17

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$22.87		$21.76	$20.98	$20.60	$20.83	$21.73
Investment Activities:
Net investment income (loss)(a)	(0.20)		(0.36)	(0.32)	(0.34)	(0.34)	(0.37)
Net realized and unrealized gains (losses) on investments	3.04		1.47	1.10	0.72	0.11	(0.53)
Total income (loss) from investment activities	2.84		1.11	0.78	0.38	(0.23)	(0.90)
Net Asset Value, End of Period	$25.71		$22.87	$21.76	$20.98	$20.60	$20.83
Total Return	12.42	%(b)	5.10%	3.72%	1.84%	(1.15)%	(4.10)%
Ratios to Average Net Assets:
Gross expenses(c)	1.73%		1.79%	1.81%	1.75%	1.76%	1.84%
Net expenses(c)	1.67%		1.68%	1.66%	1.63%	1.63%	1.78%
Net investment income (loss)(c)	(1.61)%		(1.59)%	(1.54)%	(1.55)%	(1.61)%	(1.75)%
Supplemental Data:
Net assets, end of period (000's)	$13,350		$6,982	$8,031	$22,321	$16,676	$12,426
Portfolio turnover rate(d)	124	%(b)	237%	256%	429%	486%	397%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

18 :: ProFund VP Biotechnology :: Financial Highlights

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond")

Allocation of Portfolio Holdings (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(125)%
Total Exposure	(125)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (107.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $48,008,000	$48,008,000	$48,008,000
TOTAL REPURCHASE AGREEMENTS (Cost $48,008,000)		48,008,000
TOTAL INVESTMENT SECURITIES (Cost $48,008,000)—107.8%		48,008,000
Net other assets (liabilities)—(7.8)%		(3,471,410)
NET ASSETS—100.0%		$44,536,590

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $2,422,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/41	$(25,370,234)	$562,248
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/41	(30,464,258)	356,083
		$918,331

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 19

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$48,008,000
Repurchase agreements, at value	48,008,000
Total Investment Securities, at value	48,008,000
Cash	429
Unrealized gain on swap agreements	918,331
Receivable for capital shares issued	88,235
Prepaid expenses	729
TOTAL ASSETS	49,015,724
LIABILITIES:
Payable for capital shares redeemed	4,358,533
Advisory fees payable	24,074
Management services fees payable	3,736
Administration fees payable	1,513
Administrative services fees payable	17,211
Distribution fees payable	18,674
Trustee fees payable	5
Transfer agency fees payable	4,913
Fund accounting fees payable	3,226
Compliance services fees payable	535
Other accrued expenses	46,714
TOTAL LIABILITIES	4,479,134
NET ASSETS	$44,536,590
NET ASSETS CONSIST OF:
Capital	$121,997,006
Accumulated net investment income (loss)	(457,953)
Accumulated net realized gains (losses) on investments	(77,920,794)
Net unrealized appreciation (depreciation) on investments	918,331
NET ASSETS	$44,536,590
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,859,432
Net Asset Value (offering and redemption price per share)	$11.54

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$15,951
EXPENSES:
Advisory fees	211,589
Management services fees	28,212
Administration fees	11,257
Transfer agency fees	16,074
Administrative services fees	81,061
Distribution fees	70,530
Custody fees	3,658
Fund accounting fees	21,551
Trustee fees	425
Compliance services fees	320
Other fees	31,625
Recoupment of prior expenses reduced by the Advisor	1,545
Total Expenses before reductions	477,847
Less Expenses reduced by the Advisor	(3,943)
TOTAL NET EXPENSES	473,904
NET INVESTMENT INCOME (LOSS)	(457,953)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(47,070)
Net realized gains (losses) on futures contracts	2,055
Net realized gains (losses) on swap agreements	(2,725,104)
Change in net unrealized appreciation/depreciation on investments	35,463
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,734,656)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,192,609)

See accompanying notes to the financial statements.

20 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(457,953)	$(868,842)
Net realized gains (losses) on investments	(2,770,119)	(11,222,441)
Change in net unrealized appreciation/depreciation on investments	35,463	1,309,067
Change in net assets resulting from operations	(3,192,609)	(10,782,216)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	108,654,579	165,438,594
Value of shares redeemed	(120,413,879)	(150,977,627)
Change in net assets resulting from capital transactions	(11,759,300)	14,460,967
Change in net assets	(14,951,909)	3,678,751
NET ASSETS:
Beginning of period	59,488,499	55,809,748
End of period	$44,536,590	$59,488,499
Accumulated net investment income (loss)	$(457,953)	$—
SHARE TRANSACTIONS:
Issued	8,983,012	13,063,428
Redeemed	(10,081,011)	(12,011,805)
Change in shares	(1,097,999)	1,051,623

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 21

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$12.00		$14.29		$10.87	$18.53	$20.70	$19.13
Investment Activities:
Net investment income (loss)(a)	(0.10)		(0.20)		(0.21)	0.08	0.72	0.70
Net realized and unrealized gains (losses) on investments	(0.36)		(2.09)		3.70	(6.82)	(1.72)	1.26
Total income (loss) from investment activities	(0.46)		(2.29)		3.49	(6.74)	(1.00)	1.96
Distributions to Shareholders From:
Net investment income	—		—		(0.07)	(0.92)	(1.17)	(0.39)
Net Asset Value, End of Period	$11.54		$12.00		$14.29	$10.87	$18.53	$20.70
Total Return	(3.83	)%(b)	(16.03)%		32.18%	(37.97)%	(5.20)%	10.15%
Ratios to Average Net Assets:
Gross expenses(c)	1.69%		1.71%		1.73%	1.68%	1.63%	1.64%
Net expenses(c)	1.68%		1.68%		1.66%	1.63%	1.58%	1.61%
Net investment income (loss)(c)	(1.62)%		(1.57)%		(1.57)%	0.44%	3.47%	3.31%
Supplemental Data:
Net assets, end of period (000's)	$44,537		$59,488		$55,810	$36,590	$75,041	$130,894
Portfolio turnover rate(d)	—		436	%(e)	—	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(e)  Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

22 :: ProFund VP Rising Rates Opportunity :: Financial Highlights

Notes to Financial Statements

1. Organization

ProFunds (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust included in this report: ProFund VP UltraBull, ProFund VP Bear, ProFund VP Biotechnology and ProFund VP Rising Rates Opportunity (collectively, the "ProFunds VP" and individually, a "ProFund VP"). Each ProFund VP is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds' VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund VP will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the "Advisor"). Repurchase agreements are subject to the seller's agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP's custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

At June 30, 2011, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.00%, dated 6/30/11, due 7/1/11(1)	HSBC Securities (USA), Inc., 0.00%, dated 6/30/11, due 7/1/11(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.00%, dated 6/30/11, due 7/1/11(3)	UBS Securities LLC, 0.00%, dated 6/30/11, due 7/1/11(4)	UMB Bank N.A., 0.00%, dated 6/30/11, due 7/1/11(5)
ProFund VP UltraBull	$3,612,000	$7,536,000	$58,000	$381,000	$626,000
ProFund VP Bear	6,506,000	6,502,000	6,506,000	6,506,000	6,506,000
ProFund VP Biotechnology	13,000	27,000	—	1,000	4,000
ProFund VP Rising Rates Opportunity	9,603,000	9,596,000	9,603,000	9,603,000	9,603,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at June 30, 2011 as follows:

(1)  Federal Home Loan Mortgage Corp., 3.15% to 3.50%, due 8/17/20 to 10/28/20

(2)  Federal Home Loan Bank, 1.00%, due 11/18/13 to 8/22/14, Federal National Mortgage Association, 1.13% to 6.13%, due 3/15/12 to 5/1/13, Federal Home Loan Mortgage Corp., 4.38% to 4.75%, due 7/15/13 to 11/17/15

(3)  U.S. Treasury Notes, 0.63%, due 12/31/12

(4)  Federal National Mortgage Association, 1.25% to 1.75%, due 5/7/13 to 2/27/14

(5)  U.S. Treasury Notes, 0.75% to 2.63%, due 12/15/13 to 5/31/15, Federal Home Loan Bank, 0.88% to 3.63%, due 9/16/11 to 5/29/15, Federal Farm Credit Bank, 0.88% to 2.00%, due 1/17/12 to 11/12/14, Federal Home Loan Mortgage Corp., 2.52% to 5.00%, due 1/30/14 to 12/9/14

24 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

Depositary Receipts

Certain ProFunds VP may invest in American Depositary Receipts ("ADRs"), New York Shares ("NYSs") and Global Registered Shares ("GRSs"). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter ("OTC"), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. An NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home (foreign) market. Similar to NYSs, GRSs give companies a way to list and trade their shares directly on the New York Stock Exchange, while remaining fully fungible with the shares traded in their home country.

Real Estate Investment Trusts

The ProFunds VP, other than ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts ("REITS") which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP's investment objective. All derivative instruments held during the period ended June 30, 2011, gained exposure to each ProFund VP's benchmark (e.g., index, etc.) to meet its investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP's Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP's investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with investment securities to meet their investment objective during the period ended June 30, 2011. With the exception of the ProFund VP listed below, the notional amount of open derivative positions relative to each ProFund VP's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period for each respective ProFund VP. The volume associated with derivative positions in the ProFund VP Biotechnology was 5% based on average monthly notional amounts in comparison to net assets during the period ended June 30, 2011.

The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon. The ProFunds VP use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to the foreign currency denominated futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 25 price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index option transactions are in cash.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. During the period ended June 30, 2011, the ProFunds VP did not write options.

Swap Agreements

The ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP. The ProFunds VP use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP's obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of underlying instruments. Pursuant to valuation procedures approved by the Board of Trustees, the net amount of the excess, if any, of each ProFund VP's obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the ProFund VP's custodian. In a long swap agreement where the fund receives the return on the index, the gain or loss on the notional amount plus dividends or interest on the underlying instrument or reference entity less the interest payable by each ProFund VP on the notional amount, as well as any trading spreads the ProFunds VP may agree to pay the counterparty on the notional amount are recorded as "unrealized gain or loss on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "net realized gains (losses) on swap agreements."

Some ProFunds VP may also enter into swap agreements that provide the opposite return of their underlying instrument or reference entity ("short" the index or security) where the fund pays the return on the index. Their operations are similar to the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and the dividends or interest on the underlying instruments reduce the value of the swap, plus, any trading spreads that the ProFunds VP may pay to the counterparty on the notional amount. These amounts are netted with any unrealized gains or losses to determine the value of the swap.

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap table included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap table included in the Schedule of Portfolio Investments. A ProFund VP will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties limiting the net amount

26 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

due from any individual counterparty and generally requiring collateral to be posted by the counterparty for amounts owed to the ProFunds VP. All of the outstanding swap agreements at June 30, 2011 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is obligated to pay or entitled to receive the "unrealized gain or loss" amount.

The ProFund VP, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP. In the event of the bankruptcy of a counterparty, the ProFund VP will have direct access to the collateral received from the counterparty, generally as of the day prior to the bankruptcy, because there is a one day time lag between the ProFund's VP request for collateral and the delivery of such collateral. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of June 30, 2011, the collateral posted by counterparties consisted of U.S. treasury securities.

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the ProFund VP's Statement of Assets and Liabilities as of June 30, 2011:

	Assets		Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements
Equity Risk Exposure:
ProFund VP UltraBull	$121,432	$836,716	$—	$—
ProFund VP Bear	—	—	345,617	599,199
ProFund VP Biotechnology	—	—	—	358
Interest Rate Risk Exposure:
ProFund VP Rising Rates Opportunity	—	918,331	—	—

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the ProFund VP's Statement of Operations for the period ended June 30, 2011:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gain (Loss) on Futures Contracts	Net Realized Gain (Loss) on Swap Agreements	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
ProFund VP UltraBull	$500,065	$1,748,637	$837,237
ProFund VP Bear	(288,252)	(1,000,513)	(837,647)
ProFund VP Biotechnology	—	6,489	(178)
Interest Rate Risk Exposure:
ProFund VP Rising Rates Opportunity	2,055	(2,725,104)	29,328

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 27

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as "Fees paid indirectly."

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs"("ASU 2011-04"). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds' VP investments are summarized in the three broad levels listed below:

•  Level 1–quoted prices in active markets for identical assets

•  Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3–significant unobservable inputs (including the ProFunds' VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System ("NASDAQ/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described below.

28 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Exchange traded derivatives (e.g., futures contracts and options on securities, indices and futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements and forward currency contracts) are valued based on procedures approved by the Trust's Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. While the Trust's policy is intended to result in a calculation of a ProFund VP's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2011, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP UltraBull
Common Stocks	$7,542,281	$—	$—	$—	$7,542,281	$—
Rights/Warrants	10	—	—	—	10	—
Repurchase Agreements	—	—	12,213,000	—	12,213,000	—
Futures Contracts	—	121,432	—	—	—	121,432
Swap Agreements	—	—	—	836,717	—	836,717
Total	$7,542,291	$121,432	$12,213,000	$836,717	$19,755,291	$958,149
ProFund VP Bear
Repurchase Agreements	$—	$—	$32,526,000	$—	$32,526,000	$—
Futures Contracts	—	(345,617)	—	—	—	(345,617)
Swap Agreements	—	—	—	(599,199)	—	(599,199)
Total	$—	$(345,617)	$32,526,000	$(599,199)	$32,526,000	$(944,816)
ProFund VP Biotechnology
Common Stocks	$10,368,061	$—	$—	$—	$10,368,061	$—
Repurchase Agreements	—	—	45,000	—	45,000	—
Swap Agreements	—	—	—	(358)	—	(358)
Total	$10,368,061	$—	$45,000	$(358)	$10,413,061	$(358)
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$48,008,000	$—	$48,008,000	$—
Swap Agreements	—	—	—	918,331	—	918,331
Total	$—	$—	$48,008,000	$918,331	$48,008,000	$918,331

^  Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of June 30, 2011.

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 29

4. Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund's VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund's VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. ("Citi"), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust's and Access One Trust's aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust's and Access One Trust's aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor.

Under a Distribution and Shareholder Services Plan (the "Plan"), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as "Administrative services fees."

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees will also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended June 30, 2011, actual Trustee compensation was $223,877 in aggregate from the Trust and affiliated Trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP. These expense limitations remain in effect until April 30, 2012.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of June 30, 2011, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 04/30/12	Expires 04/30/13	Expires 04/30/14	Expires 04/30/15	Total
ProFund VP UltraBull	$64,013	$10,853	$11,281	$—	$86,147
ProFund VP Bear	77,338	44,422	32,721	1,012	155,493
ProFund VP Biotechnology	31,225	11,892	8,847	689	52,653
ProFund VP Rising Rates Opportunity	36,185	28,641	12,368	3,943	81,137

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2011 were as follows:

	Purchases	Sales
ProFund VP UltraBull	$164,786	$91,909
ProFund VP Biotechnology	13,748,242	10,760,034

30 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2011 were as follows:

	Purchases	Sales
ProFund VP Bear	$—	$5,040,926
ProFund VP Rising Rates Opportunity	—	17,480,533

6. Investment Risks

Active Investor Risk

The ProFunds VP permit frequent purchases and exchanges without restriction, which could increase transaction costs. In addition, large movements of assets into and out of a ProFund VP may have a negative impact on the ProFund VP's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, that ProFund VP's expense ratio may vary from current estimates or the historical ratio disclosed in this report.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP's benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments include information on each ProFund VP's holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP's correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index or securities underlying its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding periodic index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds' VP ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP's daily investment objective.

Certain ProFunds VP are "leveraged" funds in the sense that they have investment objectives to match a multiple, the inverse or a multiple of the inverse of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds VP having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the index or security performance (or the inverse of the index or security performance) times the stated multiple in the fund objective, as applicable, before accounting for fees and fund expenses. As a result of compounding, leveraged ProFunds VP are unlikely to provide a simple multiple (e.g., -1x, 2x, or -2x) of an index's return over periods longer than one day. A "single day" is measured from the time a ProFunds VP calculates its net asset value ("NAV") to the time of the ProFunds VP's next NAV calculation.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties post collateral for the benefit of each ProFund VP, marked to market daily, in an amount approximately equal to the amount that the counterparty owes the ProFund VP. In the event of the bankruptcy of a counterparty, the ProFund VP will have direct access to the collateral received from the counterparty, generally as of the day prior to the bankruptcy, because there is a one day time lag between the ProFund's VP request for collateral and the delivery of such collateral. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. The ProFunds VP enter into swap agreements and forward contracts with counterparties that the Advisor has determined to be large, well capitalized and well established financial institutions.

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 31

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFunds' VP exposure to the markets exceed the net assets of the ProFund VP, all of the ProFunds VP may use leveraged investment techniques to achieve their investment objectives.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

7. Federal Income Tax Information

As of the latest tax year end of December 31, 2010, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Expires 12/31/12	Expires 12/31/13	Expires 12/31/14	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Bear	$8,145,654	$3,069,606	$7,512,896	$4,644,270	$—	$27,795,299	$10,849,931	$62,017,656
ProFund VP Biotechnology	—	—	1,478,851	—	1,895,782	3,158,653	129,849	6,663,135
ProFund VP Rising Rates Opportunity	8,365,460	22,965,205	—	5,366,257	27,138,193	—	11,189,405	75,024,520

As of the latest tax year end of December 31, 2010, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options in addition to changes in ProFund VP ownership during the year and in prior years. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which are offset will not be distributed to shareholders:

	Expires 12/31/11	Expires 12/31/12	Expires 12/31/13	Expires 12/31/15	Expires 12/31/16	Total
ProFund VP UltraBull	$1,083,334	$195,963	$1,970,705	$2,166,668	$1,083,334	$6,500,004
ProFund VP Biotechnology	4,608,411	—	—	—	—	4,608,411

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the ProFunds VP. In general, the provisions of the Act will be effective for the ProFunds' VP fiscal year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses, however there may be a greater likelihood that all or a portion of each ProFund VP's pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the ProFunds VP, if any, will be contained within the "Federal Income Tax Information" section of the notes to financial statements for the fiscal year ending December 31 2011.

As of the latest tax year ended December 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP UltraBull	$2,298,901	$—	$—	$(6,500,004)	$973,313	$(3,227,790)
ProFund VP Bear	—	—	—	(62,017,656)	(10,156)	(62,027,812)
ProFund VP Biotechnology	—	—	—	(11,271,546)	1,904,642	(9,366,904)
ProFund VP Rising Rates Opportunity	—	—	—	(75,024,520)	756,714	(74,267,806)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year.

At June 30, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
ProFund VP UltraBull	$18,451,183	$1,797,145	$(493,037)	$1,304,108
ProFund VP Bear	32,526,000	—	—	—
ProFund VP Biotechnology	7,737,606	4,082,390	(1,406,935)	2,675,455
ProFund VP Rising Rates Opportunity	48,008,000	—	—	—

32 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

Expense Examples

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2011 and held for the entire period from January 1, 2011 through June 30, 2011.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11	Annualized Expense Ratio During Period 1/1/11 - 6/30/11
ProFund VP UltraBull	$1,000.00	$1,095.30	$8.52	1.64%
ProFund VP Bear	1,000.00	927.30	8.03	1.68%
ProFund VP Biotechnology	1,000.00	1,124.20	8.80	1.67%
ProFund VP Rising Rates Opportunity	1,000.00	961.70	8.17	1.68%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11	Annualized Expense Ratio During Period 1/1/11 - 6/30/11
ProFund VP UltraBull	$1,000.00	$1,016.66	$8.20	1.64%
ProFund VP Bear	1,000.00	1,016.46	8.40	1.68%
ProFund VP Biotechnology	1,000.00	1,016.51	8.35	1.67%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.46	8.40	1.68%

*  Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

34 :: Expense Examples (unaudited)

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P.O. Box 182800

Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' VP website at profunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

06/11

CLASSIC PROFUNDS VP

Large-Cap Value

Large-Cap Growth

Small-Cap Value

Small-Cap Growth

Asia 30

Europe 30

SECTOR PROFUNDS VP

Financials

Health Care

Technology

NON-EQUITY PROFUNDS VP

U.S. Government Plus

Rising Rates Opportunity

JUNE 30, 2011

Semiannual Report

i	Message from the Chairman

1	Financial Statements and Financial Highlights

2	ProFund VP Large-Cap Value

10	ProFund VP Large-Cap Growth

18	ProFund VP Small-Cap Value

26	ProFund VP Small-Cap Growth

34	ProFund VP Asia 30

39	ProFund VP Europe 30

44	ProFund VP Financials

51	ProFund VP Health Care

56	ProFund VP Technology

62	ProFund VP U.S. Government Plus

66	ProFund VP Rising Rates Opportunity

71	Notes to Financial Statements

83	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of ProFunds VP for the six months ended June 30, 2011.

Equity Markets Continue to Rise

U.S. equity markets delivered solid returns during the six-month period ended June 30, 2011, driven by strong corporate profits. The S&P 500® rose 6.0%, extending the rally that began in March 2009, when the index began its climb from a 13-year low. Small- and mid-cap stocks outperformed large cap, with the S&P MidCap 400® up 8.6% and the Russell 2000® Index up 6.2%.

Most sector indexes delivered positive returns for the six-month period, as measured by the Dow Jones U.S. Industry IndexesSM. The health care, energy and real estate sectors were the strongest performers, with returns in the double digits. Financials were off 1.2%, and technology and basic materials were up only slightly.

Foreign equity markets continued their ascent, returning   4.1%, as measured by the MSCI All Country World Index ex USA. European markets rose, with the MSCI Europe Index up 9.6%. Emerging markets, on the other hand, ran out of steam, with the MSCI Emerging Markets Index returning just 1.0%, compared to 26.9% for the six months ended December 31, 2010. Japan, devastated by the earthquake and tsunami earlier this year, declined 4.7%, as measured by the MSCI Japan Index.

The U.S. dollar declined 6.0% against the basket of major currencies that comprise the U.S. Dollar Index. U.S. dollar weakness boosted the dollar returns of foreign markets, most notably Europe and Japan.

Fixed Income Markets Resilient

U.S. fixed-income markets continued to rise, reflecting the effects of low interest rates and the Fed's QE2 program (the second round of quantitative easing). The Barclays Capital U.S. Aggregate Bond Index® gained 2.7% for the six-month period. Corporate credit markets were the best performers, as reflected by the Markit iBoxx® $ Liquid Investment Grade Index, up 3.5%, and the Markit iBoxx® $ Liquid High Yield Index, up 4.6%. Treasurys, as measured by the Ryan Labs Treasury 5, 10 and 30 Year Indexes, rose 3.3%, 3.1% and 1.5%, respectively.

Whatever your view on the market, our innovative array of funds offers valuable tools that can help you express your view and manage risk. To learn more, please visit us at profunds.com.

We appreciate your trust and confidence in ProFunds.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

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Financial Statements and Financial Highlights

Investment Objective: The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	6.9%
Chevron Corp.	3.5%
General Electric Co.	3.4%
J.P. Morgan Chase & Co.	2.8%
Pfizer, Inc.	2.8%

S&P 500/Citigroup Value Index – Composition

% of Index
Financial	25%
Energy	18%
Consumer Non-Cyclical	17%
Industrial	12%
Consumer Cyclical	9%
Communications	7%
Utilities	6%
Technology	3%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.2%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,510	$143,223
Abercrombie & Fitch Co.—Class A (Retail)	151	10,105
ACE, Ltd. (Insurance)	1,510	99,388
Adobe Systems, Inc.* (Software)	1,057	33,243
Aetna, Inc. (Healthcare-Services)	1,661	73,233
AFLAC, Inc. (Insurance)	755	35,243
Air Products & Chemicals, Inc. (Chemicals)	453	43,298
Airgas, Inc. (Chemicals)	151	10,576
AK Steel Holding Corp. (Iron/Steel)	453	7,139
Alcoa, Inc. (Mining)	4,832	76,635
Allegheny Technologies, Inc. (Iron/Steel)	302	19,168
Allstate Corp. (Insurance)	2,416	73,760
Alpha Natural Resources, Inc.* (Coal)	302	13,723
Altria Group, Inc. (Agriculture)	6,191	163,504
Ameren Corp. (Electric)	1,057	30,484
American Electric Power, Inc. (Electric)	2,114	79,655
American Express Co. (Diversified Financial Services)	2,114	109,294
American International Group, Inc. (Insurance)	1,963	57,555
AmerisourceBergen Corp. (Pharmaceuticals)	604	25,006
Amgen, Inc.* (Biotechnology)	1,963	114,541
Anadarko Petroleum Corp. (Oil & Gas)	1,510	115,908
AON Corp. (Insurance)	1,510	77,463
Apache Corp. (Oil & Gas)	906	111,791
Apartment Investment and Management Co.—Class A (REIT)	302	7,710
Applied Materials, Inc. (Semiconductors)	3,624	47,148
Archer-Daniels-Midland Co. (Agriculture)	3,020	91,053
Assurant, Inc. (Insurance)	453	16,430
AT&T, Inc. (Telecommunications)	15,553	488,520
Automatic Data Processing, Inc. (Software)	755	39,773
AutoNation, Inc.* (Retail)	302	11,056
Avery Dennison Corp. (Household Products/Wares)	302	11,666
Baker Hughes, Inc. (Oil & Gas Services)	1,057	76,696
Bank of America Corp. (Banks)	45,753	501,453
Bank of New York Mellon Corp. (Banks)	5,587	143,139
Baxter International, Inc. (Healthcare-Products)	906	54,079
BB&T Corp. (Banks)	3,171	85,110
Common Stocks, continued

	Shares	Value
Becton, Dickinson & Co. (Healthcare-Products)	302	$26,023
Bemis Co., Inc. (Packaging & Containers)	453	15,302
Berkshire Hathaway, Inc.—Class B* (Insurance)	7,852	607,666
Best Buy Co., Inc. (Retail)	604	18,972
Big Lots, Inc.* (Retail)	151	5,006
BlackRock, Inc. (Diversified Financial Services)	151	28,963
Boeing Co. (Aerospace/Defense)	1,359	100,471
Boston Properties, Inc. (REIT)	302	32,060
Boston Scientific Corp.* (Healthcare-Products)	6,946	47,997
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,473	100,578
CA, Inc. (Software)	604	13,795
Cabot Oil & Gas Corp. (Oil & Gas)	302	20,026
Campbell Soup Co. (Food)	453	15,651
Capital One Financial Corp. (Diversified Financial Services)	2,114	109,230
Cardinal Health, Inc. (Pharmaceuticals)	1,510	68,584
CareFusion Corp.* (Healthcare-Products)	1,057	28,719
Carnival Corp.—Class A (Leisure Time)	906	34,093
Caterpillar, Inc. (Machinery-Construction & Mining)	1,359	144,679
CBS Corp.—Class B (Media)	3,020	86,040
CenterPoint Energy, Inc. (Electric)	1,963	37,984
CenturyLink, Inc. (Telecommunications)	1,359	54,944
Cephalon, Inc.* (Pharmaceuticals)	151	12,065
Chesapeake Energy Corp. (Oil & Gas)	1,812	53,798
Chevron Corp. (Oil & Gas)	9,060	931,730
Chubb Corp. (Insurance)	1,359	85,087
Cincinnati Financial Corp. (Insurance)	755	22,031
Cintas Corp. (Textiles)	604	19,950
Cisco Systems, Inc. (Telecommunications)	10,721	167,355
Citigroup, Inc. (Banks)	13,137	547,025
Clorox Co. (Household Products/Wares)	302	20,367
CME Group, Inc. (Diversified Financial Services)	302	88,060
CMS Energy Corp. (Electric)	1,208	23,786
Comerica, Inc. (Banks)	755	26,100
Computer Sciences Corp. (Computers)	755	28,660
Compuware Corp.* (Software)	302	2,948
ConAgra Foods, Inc. (Food)	1,812	46,768
ConocoPhillips (Oil & Gas)	6,342	476,855

See accompanying notes to the financial statements.

2 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Consolidated Edison, Inc. (Electric)	1,359	$72,353
Constellation Brands, Inc.* (Beverages)	755	15,719
Constellation Energy Group, Inc. (Electric)	906	34,392
Corning, Inc. (Telecommunications)	2,567	46,591
Costco Wholesale Corp. (Retail)	1,963	159,474
Coventry Health Care, Inc.* (Healthcare-Services)	604	22,028
Covidien PLC (Healthcare-Products)	2,265	120,566
CSX Corp. (Transportation)	1,963	51,470
CVS Caremark Corp. (Retail)	6,191	232,658
D.R. Horton, Inc. (Home Builders)	1,208	13,916
Danaher Corp. (Miscellaneous Manufacturing)	906	48,009
Dean Foods Co.* (Food)	755	9,264
Dell, Inc.* (Computers)	7,399	123,341
DENTSPLY International, Inc. (Healthcare-Products)	302	11,500
Devon Energy Corp. (Oil & Gas)	1,208	95,202
Discover Financial Services (Diversified Financial Services)	2,416	64,628
Dominion Resources, Inc. (Electric)	1,510	72,888
Dover Corp. (Miscellaneous Manufacturing)	453	30,713
DTE Energy Co. (Electric)	755	37,765
Duke Energy Corp. (Electric)	6,040	113,733
E*TRADE Financial Corp.* (Diversified Financial Services)	1,208	16,670
E.I. du Pont de Nemours & Co. (Chemicals)	1,661	89,777
Eastman Chemical Co. (Chemicals)	151	15,413
Eaton Corp. (Miscellaneous Manufacturing)	755	38,845
Edison International (Electric)	1,510	58,512
El Paso Corp. (Pipelines)	1,510	30,502
Electronic Arts, Inc.* (Software)	906	21,382
Emerson Electric Co. (Electrical Components & Equipment)	1,510	84,937
Entergy Corp. (Electric)	755	51,551
EOG Resources, Inc. (Oil & Gas)	604	63,148
EQT Corp. (Oil & Gas)	302	15,861
Equifax, Inc. (Commercial Services)	151	5,243
Exelon Corp. (Electric)	3,020	129,377
Expeditors International of Washington, Inc. (Transportation)	453	23,189
Exxon Mobil Corp. (Oil & Gas)	22,197	1,806,392
Federated Investors, Inc.—Class B (Diversified Financial Services)	151	3,600
FedEx Corp. (Transportation)	1,359	128,901
Fidelity National Information Services, Inc. (Software)	1,208	37,194
Fifth Third Bancorp (Banks)	4,077	51,982
First Horizon National Corp. (Banks)	1,208	11,529
FirstEnergy Corp. (Electric)	1,963	86,666
Fiserv, Inc.* (Software)	302	18,914
Fluor Corp. (Engineering & Construction)	302	19,527
Ford Motor Co.* (Auto Manufacturers)	7,097	97,868
Forest Laboratories, Inc.* (Pharmaceuticals)	453	17,821
Fortune Brands, Inc. (Household Products/Wares)	755	48,146
Franklin Resources, Inc. (Diversified Financial Services)	302	39,650
Frontier Communications Corp. (Telecommunications)	2,416	19,497
GameStop Corp.—Class A* (Retail)	604	16,109
Gannett Co., Inc. (Media)	1,057	15,136
General Dynamics Corp. (Aerospace/Defense)	755	56,263
General Electric Co. (Miscellaneous Manufacturing)	47,867	902,772
General Mills, Inc. (Food)	1,057	39,342
Genuine Parts Co. (Distribution/Wholesale)	755	41,072

Common Stocks, continued

	Shares	Value
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	2,265	$23,284
H & R Block, Inc. (Commercial Services)	1,359	21,798
Halliburton Co. (Oil & Gas Services)	1,963	100,113
Harley-Davidson, Inc. (Leisure Time)	604	24,746
Harman International Industries, Inc. (Home Furnishings)	151	6,881
Harris Corp. (Telecommunications)	302	13,608
Hartford Financial Services Group, Inc. (Insurance)	1,963	51,764
HCP, Inc. (REIT)	755	27,701
Health Care REIT, Inc. (REIT)	453	23,751
Heinz (H.J.) Co. (Food)	453	24,136
Helmerich & Payne, Inc. (Oil & Gas)	151	9,984
Hess Corp. (Oil & Gas)	1,359	101,599
Hewlett-Packard Co. (Computers)	4,379	159,396
Home Depot, Inc. (Retail)	7,248	262,523
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,208	71,985
Hormel Foods Corp. (Food)	302	9,003
Host Hotels & Resorts, Inc. (REIT)	1,661	28,154
Hudson City Bancorp, Inc. (Savings & Loans)	1,057	8,657
Humana, Inc. (Healthcare-Services)	755	60,808
Huntington Bancshares, Inc. (Banks)	2,718	17,830
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,057	59,710
Integrys Energy Group, Inc. (Electric)	302	15,656
Intel Corp. (Semiconductors)	10,117	224,193
International Game Technology (Entertainment)	755	13,273
International Paper Co. (Forest Products & Paper)	1,963	58,537
Invesco, Ltd. (Diversified Financial Services)	1,057	24,734
Iron Mountain, Inc. (Commercial Services)	453	15,443
ITT Industries, Inc. (Miscellaneous Manufacturing)	453	26,695
J.C. Penney Co., Inc. (Retail)	906	31,293
J.P. Morgan Chase & Co. (Diversified Financial Services)	17,969	735,651
Jabil Circuit, Inc. (Electronics)	906	18,301
Jacobs Engineering Group, Inc.* (Engineering & Construction)	604	26,123
Janus Capital Group, Inc. (Diversified Financial Services)	453	4,276
JM Smucker Co. (Food)	453	34,627
Johnson & Johnson (Healthcare-Products)	4,983	331,469
Johnson Controls, Inc. (Auto Parts & Equipment)	3,020	125,813
Kellogg Co. (Food)	453	25,060
KeyCorp (Banks)	3,322	27,672
Kimberly-Clark Corp. (Household Products/Wares)	755	50,253
Kimco Realty Corp. (REIT)	1,208	22,517
KLA-Tencor Corp. (Semiconductors)	453	18,337
Kohls Corp. (Retail)	453	22,655
Kraft Foods, Inc. (Food)	4,077	143,633
Kroger Co. (Food)	2,718	67,406
L-3 Communications Holdings, Inc. (Aerospace/Defense)	453	39,615
Legg Mason, Inc. (Diversified Financial Services)	604	19,787
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	604	14,726
Lennar Corp.—Class A (Home Builders)	302	5,481
Leucadia National Corp. (Holding Companies-Diversified)	302	10,298
Lexmark International, Inc.—Class A* (Computers)	302	8,837
Lincoln National Corp. (Insurance)	1,359	38,718

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 3

Common Stocks, continued

	Shares		Value
Lockheed Martin Corp. (Aerospace/Defense)	1,359		$110,038
Loews Corp. (Insurance)	1,359		57,200
Lorillard, Inc. (Agriculture)	302		32,879
Lowe's Cos., Inc. (Retail)	5,889		137,273
LSI Logic Corp.* (Semiconductors)	1,510		10,751
M&T Bank Corp. (Banks)	604		53,122
Macy's, Inc. (Retail)	755		22,076
Marathon Oil Corp. (Oil & Gas)	3,171		167,048
Marathon Petroleum Corp.* (Oil & Gas)	230		9,522
Marriott International, Inc.—Class A (Lodging)	—	(a)	11
Marsh & McLennan Cos., Inc. (Insurance)	2,416		75,355
Marshall & Ilsley Corp. (Banks)	2,416		19,256
Masco Corp. (Building Materials)	1,661		19,982
Mattel, Inc. (Toys/Games/Hobbies)	604		16,604
McCormick & Co., Inc. (Food)	302		14,970
McGraw-Hill Cos., Inc. (Media)	604		25,314
McKesson Corp. (Commercial Services)	1,208		101,049
MeadWestvaco Corp. (Forest Products & Paper)	755		25,149
Medtronic, Inc. (Healthcare-Products)	1,812		69,816
MEMC Electronic Materials, Inc.* (Semiconductors)	1,057		9,016
Merck & Co., Inc. (Pharmaceuticals)	4,832		170,521
MetLife, Inc. (Insurance)	4,832		211,980
Molex, Inc. (Electrical Components & Equipment)	453		11,674
Molson Coors Brewing Co.—Class B (Beverages)	755		33,779
Monsanto Co. (Agriculture)	1,057		76,675
Monster Worldwide, Inc.* (Internet)	302		4,427
Moody's Corp. (Commercial Services)	453		17,373
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	6,946		159,827
Motorola Mobility Holdings, Inc.* (Telecommunications)	1,359		29,952
Motorola Solutions, Inc.* (Telecommunications)	1,510		69,520
Murphy Oil Corp. (Oil & Gas)	453		29,744
Nabors Industries, Ltd.* (Oil & Gas)	1,359		33,486
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	604		15,281
National Semiconductor Corp. (Semiconductors)	604		14,864
Newell Rubbermaid, Inc. (Housewares)	1,359		21,445
News Corp.—Class A (Media)	4,379		77,508
NextEra Energy, Inc. (Electric)	1,963		112,794
Nicor, Inc. (Gas)	151		8,266
NiSource, Inc. (Electric)	1,208		24,462
Noble Corp. (Oil & Gas)	302		11,902
Noble Energy, Inc. (Oil & Gas)	453		40,602
Norfolk Southern Corp. (Transportation)	906		67,887
Northeast Utilities System (Electric)	755		26,553
Northern Trust Corp. (Banks)	755		34,700
Northrop Grumman Corp. (Aerospace/Defense)	1,359		94,247
Novellus Systems, Inc.* (Semiconductors)	151		5,457
NRG Energy, Inc.* (Electric)	1,057		25,981
Nucor Corp. (Iron/Steel)	1,359		56,018
NVIDIA Corp.* (Semiconductors)	1,208		19,249
NYSE Euronext (Diversified Financial Services)	1,208		41,398
Occidental Petroleum Corp. (Oil & Gas)	1,812		188,520
Omnicom Group, Inc. (Advertising)	453		21,816
ONEOK, Inc. (Gas)	453		33,527
Owens-Illinois, Inc.* (Packaging & Containers)	755		19,487
PACCAR, Inc. (Auto Manufacturers)	906		46,288
Parker Hannifin Corp. (Miscellaneous Manufacturing)	302		27,101
Paychex, Inc. (Commercial Services)	604		18,555
People's United Financial, Inc. (Banks)	1,661		22,324
Pepco Holdings, Inc. (Electric)	1,057		20,749

Common Stocks, continued

	Shares	Value
PerkinElmer, Inc. (Electronics)	302	$8,127
Pfizer, Inc. (Pharmaceuticals)	35,636	734,102
PG&E Corp. (Electric)	1,812	76,158
Pinnacle West Capital Corp. (Electric)	453	20,195
Pitney Bowes, Inc. (Office/Business Equipment)	906	20,829
Plum Creek Timber Co., Inc. (Forest Products & Paper)	453	18,365
PNC Financial Services Group (Banks)	2,416	144,018
PPG Industries, Inc. (Chemicals)	302	27,419
PPL Corp. (Electric)	2,567	71,440
Principal Financial Group, Inc. (Insurance)	1,510	45,934
Procter & Gamble Co. (Cosmetics/Personal Care)	6,493	412,760
Progress Energy, Inc. (Electric)	1,359	65,246
Progressive Corp. (Insurance)	3,020	64,568
Prologis, Inc. (REIT)	1,208	43,295
Prudential Financial, Inc. (Insurance)	2,265	144,031
Public Service Enterprise Group, Inc. (Electric)	2,265	73,930
Public Storage, Inc. (REIT)	302	34,431
Pulte Group, Inc.* (Home Builders)	1,510	11,567
QEP Resources, Inc. (Oil & Gas)	755	31,582
Quanta Services, Inc.* (Commercial Services)	906	18,301
Quest Diagnostics, Inc. (Healthcare-Services)	302	17,848
R.R. Donnelley & Sons Co. (Commercial Services)	906	17,767
Range Resources Corp. (Oil & Gas)	302	16,761
Raytheon Co. (Aerospace/Defense)	906	45,164
Regions Financial Corp. (Banks)	5,738	35,576
Republic Services, Inc. (Environmental Control)	604	18,633
Reynolds American, Inc. (Agriculture)	755	27,973
Robert Half International, Inc. (Commercial Services)	453	12,245
Rowan Cos., Inc.* (Oil & Gas)	604	23,441
Ryder System, Inc. (Transportation)	302	17,169
Safeway, Inc. (Food)	1,661	38,818
SAIC, Inc.* (Commercial Services)	755	12,699
Sara Lee Corp. (Food)	1,208	22,940
SCANA Corp. (Electric)	453	17,835
Sealed Air Corp. (Packaging & Containers)	755	17,961
Sears Holdings Corp.* (Retail)	151	10,787
Sempra Energy (Gas)	1,057	55,894
Sherwin-Williams Co. (Chemicals)	151	12,664
SLM Corp. (Diversified Financial Services)	2,416	40,613
Snap-on, Inc. (Hand/Machine Tools)	151	9,434
Southern Co. (Electric)	2,265	91,461
Southwest Airlines Co. (Airlines)	1,812	20,693
Spectra Energy Corp. (Pipelines)	1,510	41,389
Sprint Nextel Corp.* (Telecommunications)	13,439	72,436
Stanley Black & Decker, Inc. (Hand/Machine Tools)	453	32,639
Staples, Inc. (Retail)	1,661	26,244
State Street Corp. (Banks)	2,265	102,129
Sunoco, Inc. (Oil & Gas)	604	25,193
SunTrust Banks, Inc. (Banks)	2,416	62,333
SuperValu, Inc. (Food)	906	8,525
Sysco Corp. (Food)	2,567	80,039
Target Corp. (Retail)	1,359	63,751
TECO Energy, Inc. (Electric)	906	17,114
Tellabs, Inc. (Telecommunications)	1,661	7,657
Teradyne, Inc.* (Semiconductors)	302	4,470
Tesoro Petroleum Corp.* (Oil & Gas)	604	13,838
Textron, Inc. (Miscellaneous Manufacturing)	1,208	28,521
The AES Corp.* (Electric)	3,020	38,475
The Charles Schwab Corp. (Diversified Financial Services)	2,416	39,743
The Dow Chemical Co. (Chemicals)	5,285	190,260

See accompanying notes to the financial statements.

4 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
The Gap, Inc. (Retail)	755	$13,665
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,265	301,449
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,057	17,726
The Hershey Co. (Food)	302	17,169
The Travelers Cos., Inc. (Insurance)	1,963	114,600
The Williams Cos., Inc. (Pipelines)	2,718	82,219
Thermo Fisher Scientific, Inc.* (Electronics)	755	48,614
Time Warner Cable, Inc. (Media)	604	47,136
Time Warner, Inc. (Media)	4,832	175,740
Titanium Metals Corp. (Mining)	302	5,533
Torchmark Corp. (Insurance)	302	19,370
Total System Services, Inc. (Software)	453	8,417
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,057	52,247
Tyson Foods, Inc.—Class A (Food)	1,359	26,392
U.S. Bancorp (Banks)	8,758	223,417
Union Pacific Corp. (Transportation)	906	94,586
United Parcel Service, Inc.—Class B (Transportation)	2,114	154,174
United States Steel Corp. (Iron/Steel)	453	20,856
United Technologies Corp. (Aerospace/Defense)	1,510	133,650
UnitedHealth Group, Inc. (Healthcare-Services)	4,832	249,235
UnumProvident Corp. (Insurance)	1,359	34,627
V.F. Corp. (Apparel)	151	16,393
Valero Energy Corp. (Oil & Gas)	2,567	65,638
VeriSign, Inc. (Internet)	302	10,105
Verizon Communications, Inc. (Telecommunications)	7,701	286,708
Vornado Realty Trust (REIT)	453	42,211
Vulcan Materials Co. (Building Materials)	604	23,272
Wal-Mart Stores, Inc. (Retail)	8,607	457,376
Walgreen Co. (Retail)	4,077	173,109
Walt Disney Co. (Media)	3,926	153,271
Waste Management, Inc. (Environmental Control)	1,359	50,650
WellPoint, Inc. (Healthcare-Services)	1,661	130,837
Wells Fargo & Co. (Banks)	12,231	343,202
Weyerhaeuser Co. (Forest Products & Paper)	2,416	52,814
Whirlpool Corp. (Home Furnishings)	302	24,559
Windstream Corp. (Telecommunications)	906	11,742
Wisconsin Energy Corp. (Electric)	604	18,935
Xcel Energy, Inc. (Electric)	2,114	51,370
Xerox Corp. (Office/Business Equipment)	6,342	66,020
XL Group PLC (Insurance)	1,359	29,871
Yahoo!, Inc.* (Internet)	3,171	47,692
Zimmer Holdings, Inc.* (Healthcare-Products)	302	19,086
Zions Bancorp (Banks)	755	18,128
TOTAL COMMON STOCKS (Cost $19,494,948)		26,396,255

Rights/Warrants(NM)

American International Group, Inc.* (Diversified Financial Services)	1	8
TOTAL RIGHTS/WARRANTS (Cost $14)		8
TOTAL INVESTMENT SECURITIES (Cost $19,494,962)—100.2%		26,396,263
Net other assets (liabilities)—(0.2)%		(47,588)
NET ASSETS—100.0%		$26,348,675

*  Non-income producing security

(a)  Number of shares is less than 0.50.

ProFund VP Large-Cap Value invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Advertising	$21,816	0.1%
Aerospace/Defense	579,448	2.2%
Agriculture	392,084	1.5%
Airlines	20,693	0.1%
Apparel	16,393	0.1%
Auto Manufacturers	144,156	0.5%
Auto Parts & Equipment	143,539	0.5%
Banks	2,470,045	9.4%
Beverages	49,498	0.2%
Biotechnology	114,541	0.4%
Building Materials	43,254	0.2%
Chemicals	389,407	1.5%
Coal	13,723	0.1%
Commercial Services	240,473	0.9%
Computers	320,234	1.2%
Cosmetics/Personal Care	412,760	1.6%
Distribution/Wholesale	41,072	0.1%
Diversified Financial Services	1,866,146	7.1%
Electric	1,597,500	6.1%
Electrical Components & Equipment	96,611	0.4%
Electronics	75,042	0.3%
Engineering & Construction	45,650	0.2%
Entertainment	13,273	0.1%
Environmental Control	69,283	0.3%
Food	623,743	2.4%
Forest Products & Paper	154,865	0.6%
Gas	97,687	0.4%
Hand/Machine Tools	42,073	0.1%
Healthcare-Products	709,255	2.7%
Healthcare-Services	553,989	2.1%
Holding Companies-Diversified	10,298	NM
Home Builders	30,964	0.1%
Home Furnishings	31,440	0.1%
Household Products/Wares	130,432	0.5%
Housewares	21,445	0.1%
Insurance	1,962,641	7.4%
Internet	62,224	0.2%
Iron/Steel	103,181	0.4%
Leisure Time	58,839	0.2%
Lodging	11	NM
Machinery-Construction & Mining	144,679	0.5%
Media	580,145	2.2%
Mining	82,168	0.3%
Miscellaneous Manufacturing	1,444,547	5.5%
Office/Business Equipment	86,849	0.3%
Oil & Gas	4,459,571	16.9%
Oil & Gas Services	176,809	0.7%
Packaging & Containers	52,750	0.2%
Pharmaceuticals	1,128,677	4.3%
Pipelines	154,110	0.6%
REIT	261,830	1.0%
Retail	1,674,132	6.3%
Savings & Loans	8,657	NM
Semiconductors	353,485	1.3%
Software	175,666	0.7%
Telecommunications	1,268,530	4.8%

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 5

	Value	% of Net Assets
Textiles	$19,950	0.1%
Toys/Games/Hobbies	16,604	0.1%
Transportation	537,376	2.0%
Other**	(47,588)	(0.2)%
Total	$26,348,675	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

6 :: ProFund VP Large-Cap Value :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$19,494,962
Securities, at value	26,396,263
Total Investment Securities, at value	26,396,263
Dividends receivable	30,584
Receivable for capital shares issued	4,306,048
Receivable for investments sold	5,107
Prepaid expenses	379
TOTAL ASSETS	30,738,381
LIABILITIES:
Cash overdraft	302,603
Payable for investments purchased	4,029,174
Payable for capital shares redeemed	375
Advisory fees payable	11,509
Management services fees payable	1,535
Administration fees payable	780
Administrative services fees payable	7,333
Distribution fees payable	6,702
Trustee fees payable	2
Transfer agency fees payable	2,830
Fund accounting fees payable	1,664
Compliance services fees payable	263
Other accrued expenses	24,936
TOTAL LIABILITIES	4,389,706
NET ASSETS	$26,348,675
NET ASSETS CONSIST OF:
Capital	$35,221,624
Accumulated net investment income (loss)	98,526
Accumulated net realized gains (losses) on investments	(15,872,776)
Net unrealized appreciation (depreciation) on investments	6,901,301
NET ASSETS	$26,348,675
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,045,843
Net Asset Value (offering and redemption price per share)	$25.19

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$365,060
Interest	30
TOTAL INVESTMENT INCOME	365,090
EXPENSES:
Advisory fees	119,925
Management services fees	15,990
Administration fees	6,366
Transfer agency fees	9,110
Administrative services fees	51,546
Distribution fees	39,975
Custody fees	16,410
Fund accounting fees	13,336
Trustee fees	257
Compliance services fees	166
Other fees	16,932
Total Gross Expenses before reductions	290,013
Less Expenses reduced by the Advisor	(21,381)
TOTAL NET EXPENSES	268,632
NET INVESTMENT INCOME (LOSS)	96,458
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	731,300
Change in net unrealized appreciation/depreciation on investments	196,081
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	927,381
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,023,839

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 7

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$96,458	$234,286
Net realized gains (losses) on investments	731,300	3,057,123
Change in net unrealized appreciation/depreciation on investments	196,081	191,494
Change in net assets resulting from operations	1,023,839	3,482,903
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(229,358)	(379,799)
Change in net assets resulting from distributions	(229,358)	(379,799)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	52,257,303	109,648,222
Dividends reinvested	229,358	379,799
Value of shares redeemed	(60,857,429)	(108,738,470)
Change in net assets resulting from capital transactions	(8,370,768)	1,289,551
Change in net assets	(7,576,287)	4,392,655
NET ASSETS:
Beginning of period	33,924,962	29,532,307
End of period	$26,348,675	$33,924,962
Accumulated net investment income (loss)	$98,526	$231,426
SHARE TRANSACTIONS:
Issued	2,051,820	4,906,966
Reinvested	8,980	16,865
Redeemed	(2,410,617)	(4,886,708)
Change in shares	(349,817)	37,123

See accompanying notes to the financial statements.

8 :: ProFund VP Large-Cap Value :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$24.31		$21.74	$18.52	$37.43	$40.02	$34.26
Investment Activities:
Net investment income (loss)(a)	0.08		0.16	0.24	0.49	0.32	0.24
Net realized and unrealized gains (losses) on investments	0.99		2.63	3.35	(14.16)	(0.16)	6.09
Total income (loss) from investment activities	1.07		2.79	3.59	(13.67)	0.16	6.33
Distributions to Shareholders From:
Net investment income	(0.19)		(0.22)	(0.37)	(0.62)	(0.28)	(0.06)
Net realized gains on investments	—		—	—	(4.62)	(2.47)	(0.51)
Total distributions	(0.19)		(0.22)	(0.37)	(5.24)	(2.75)	(0.57)
Net Asset Value, End of Period	$25.19		$24.31	$21.74	$18.52	$37.43	$40.02
Total Return	4.40	%(b)	12.89%	19.47%	(40.46)%	0.15%	18.67%
Ratios to Average Net Assets:
Gross expenses(c)	1.81%		1.88%	1.89%	1.82%	1.72%	1.74%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.63%	1.70%
Net investment income (loss)(c)	0.60%		0.72%	1.26%	1.69%	0.77%	0.66%
Supplemental Data:
Net assets, end of period (000's)	$26,349		$33,925	$29,532	$33,194	$70,937	$156,784
Portfolio turnover rate(d)	150	%(b)	329%	217%	304%	250%	277%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Large-Cap Value :: 9

Investment Objective: The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	4.9%
International Business Machines Corp.	3.4%
Microsoft Corp.	3.1%
Coca-Cola Co.	2.5%
Oracle Corp.	2.1%

S&P 500/Citigroup Growth Index – Composition

% of Index
Consumer Non-Cyclical	26%
Technology	22%
Communications	15%
Industrial	11%
Consumer Cyclical	8%
Energy	8%
Financial	6%
Basic Materials	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.0%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,788	$169,592
Abbott Laboratories (Pharmaceuticals)	6,854	360,657
Abercrombie & Fitch Co.—Class A (Retail)	298	19,942
Adobe Systems, Inc.* (Software)	1,192	37,488
Advanced Micro Devices, Inc.* (Semiconductors)	2,533	17,706
AFLAC, Inc. (Insurance)	1,192	55,643
Agilent Technologies, Inc.* (Electronics)	1,490	76,154
Air Products & Chemicals, Inc. (Chemicals)	447	42,724
Airgas, Inc. (Chemicals)	149	10,436
Akamai Technologies, Inc.* (Internet)	894	28,134
Allegheny Technologies, Inc. (Iron/Steel)	149	9,457
Allergan, Inc. (Pharmaceuticals)	1,341	111,638
Alpha Natural Resources, Inc.* (Coal)	745	33,853
Altera Corp. (Semiconductors)	1,490	69,061
Altria Group, Inc. (Agriculture)	3,278	86,572
Amazon.com, Inc.* (Internet)	1,639	335,159
American Express Co. (Diversified Financial Services)	2,533	130,956
American Tower Corp.* (Telecommunications)	1,788	93,512
Ameriprise Financial, Inc. (Diversified Financial Services)	1,043	60,160
AmerisourceBergen Corp. (Pharmaceuticals)	596	24,674
Amgen, Inc.* (Biotechnology)	2,235	130,412
Amphenol Corp.—Class A (Electronics)	745	40,223
Anadarko Petroleum Corp. (Oil & Gas)	745	57,186
Analog Devices, Inc. (Semiconductors)	1,341	52,487
Apache Corp. (Oil & Gas)	894	110,311
Apartment Investment and Management Co.—Class A (REIT)	298	7,608
Apollo Group, Inc.—Class A* (Commercial Services)	596	26,033
Apple Computer, Inc.* (Computers)	4,023	1,350,400
Applied Materials, Inc. (Semiconductors)	2,235	29,077
AT&T, Inc. (Telecommunications)	11,026	346,327
Autodesk, Inc.* (Software)	1,043	40,260
Automatic Data Processing, Inc. (Software)	1,341	70,644
AutoZone, Inc.* (Retail)	149	43,933
Avalonbay Communities, Inc. (REIT)	447	57,395

Common Stocks, continued

	Shares	Value
Avery Dennison Corp. (Household Products/Wares)	149	$5,756
Avon Products, Inc. (Cosmetics/Personal Care)	1,937	54,236
Baker Hughes, Inc. (Oil & Gas Services)	894	64,869
Ball Corp. (Packaging & Containers)	745	28,653
Bard (C.R.), Inc. (Healthcare-Products)	447	49,107
Baxter International, Inc. (Healthcare-Products)	1,639	97,832
Becton, Dickinson & Co. (Healthcare-Products)	596	51,357
Bed Bath & Beyond, Inc.* (Retail)	1,043	60,880
Best Buy Co., Inc. (Retail)	745	23,400
Big Lots, Inc.* (Retail)	149	4,939
Biogen Idec, Inc.* (Biotechnology)	1,043	111,518
BlackRock, Inc. (Diversified Financial Services)	298	57,159
BMC Software, Inc.* (Software)	745	40,751
Boeing Co. (Aerospace/Defense)	1,937	143,202
Boston Properties, Inc. (REIT)	298	31,636
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,023	116,506
Broadcom Corp.—Class A (Semiconductors)	2,086	70,173
Brown-Forman Corp. (Beverages)	447	33,386
C.H. Robinson Worldwide, Inc. (Transportation)	745	58,736
CA, Inc. (Software)	1,192	27,225
Cablevision Systems Corp.—Class A (Media)	1,043	37,767
Cabot Oil & Gas Corp. (Oil & Gas)	149	9,880
Cameron International Corp.* (Oil & Gas Services)	1,043	52,452
Campbell Soup Co. (Food)	447	15,444
Carmax, Inc.* (Retail)	1,043	34,492
Carnival Corp.—Class A (Leisure Time)	1,043	39,248
Caterpillar, Inc. (Machinery-Construction & Mining)	1,490	158,625
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,341	33,673
Celgene Corp.* (Biotechnology)	2,086	125,828
CenturyLink, Inc. (Telecommunications)	1,341	54,217
Cephalon, Inc.* (Pharmaceuticals)	149	11,905
Cerner Corp.* (Software)	596	36,422
CF Industries Holdings, Inc. (Chemicals)	298	42,218
Chesapeake Energy Corp. (Oil & Gas)	1,043	30,967
Chipotle Mexican Grill, Inc.* (Retail)	149	45,920

See accompanying notes to the financial statements.

10 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
CIGNA Corp. (Insurance)	1,192	$61,305
Cisco Systems, Inc. (Telecommunications)	13,857	216,308
Citrix Systems, Inc.* (Software)	894	71,520
Cliffs Natural Resources, Inc. (Iron/Steel)	596	55,100
Clorox Co. (Household Products/Wares)	298	20,097
Coach, Inc. (Apparel)	1,341	85,730
Coca-Cola Co. (Beverages)	10,132	681,782
Coca-Cola Enterprises, Inc. (Beverages)	1,490	43,478
Cognizant Technology Solutions Corp.* (Computers)	1,341	98,349
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,086	182,337
Comcast Corp.—Class A (Media)	12,218	309,604
Compuware Corp.* (Software)	596	5,817
CONSOL Energy, Inc. (Coal)	1,043	50,565
Corning, Inc. (Telecommunications)	4,321	78,426
CSX Corp. (Transportation)	2,980	78,136
Cummins, Inc. (Machinery-Diversified)	894	92,520
Danaher Corp. (Miscellaneous Manufacturing)	1,490	78,955
Darden Restaurants, Inc. (Retail)	596	29,657
DaVita, Inc.* (Healthcare-Services)	447	38,715
Deere & Co. (Machinery-Diversified)	1,788	147,421
Denbury Resources, Inc.* (Oil & Gas)	1,788	35,760
DENTSPLY International, Inc. (Healthcare-Products)	447	17,022
Devon Energy Corp. (Oil & Gas)	745	58,713
DeVry, Inc. (Commercial Services)	298	17,621
Diamond Offshore Drilling, Inc. (Oil & Gas)	298	20,982
DIRECTV—Class A* (Media)	3,427	174,160
Discovery Communications, Inc.—Class A* (Media)	1,192	48,824
Dominion Resources, Inc. (Electric)	1,043	50,346
Dover Corp. (Miscellaneous Manufacturing)	447	30,307
Dr. Pepper Snapple Group, Inc. (Beverages)	1,043	43,733
Dun & Bradstreet Corp. (Software)	149	11,255
E.I. du Pont de Nemours & Co. (Chemicals)	2,384	128,855
Eastman Chemical Co. (Chemicals)	149	15,208
Eaton Corp. (Miscellaneous Manufacturing)	745	38,330
eBay, Inc.* (Internet)	5,066	163,480
Ecolab, Inc. (Chemicals)	1,043	58,804
Edwards Lifesciences Corp.* (Healthcare-Products)	447	38,969
El Paso Corp. (Pipelines)	1,937	39,127
Electronic Arts, Inc.* (Software)	596	14,066
Eli Lilly & Co. (Pharmaceuticals)	4,470	167,759
EMC Corp.* (Computers)	9,089	250,402
Emerson Electric Co. (Electrical Components & Equipment)	1,788	100,575
EOG Resources, Inc. (Oil & Gas)	596	62,312
EQT Corp. (Oil & Gas)	298	15,651
Equifax, Inc. (Commercial Services)	298	10,347
Equity Residential (REIT)	1,341	80,460
Expedia, Inc. (Internet)	894	25,917
Expeditors International of Washington, Inc. (Transportation)	596	30,509
Express Scripts, Inc.* (Pharmaceuticals)	2,384	128,688
F5 Networks, Inc.* (Internet)	298	32,854
Family Dollar Stores, Inc. (Retail)	596	31,326
Fastenal Co. (Distribution/Wholesale)	1,341	48,263
Federated Investors, Inc.—Class B (Diversified Financial Services)	298	7,104
First Horizon National Corp. (Banks)	—	—
First Solar, Inc.* (Energy-Alternate Sources)	298	39,416
Fiserv, Inc.* (Software)	298	18,664

Common Stocks, continued

	Shares	Value
FLIR Systems, Inc. (Electronics)	745	$25,114
Flowserve Corp. (Machinery-Diversified)	298	32,747
Fluor Corp. (Engineering & Construction)	447	28,903
FMC Corp. (Chemicals)	298	25,634
FMC Technologies, Inc.* (Oil & Gas Services)	1,043	46,716
Ford Motor Co.* (Auto Manufacturers)	9,834	135,611
Forest Laboratories, Inc.* (Pharmaceuticals)	894	35,170
Franklin Resources, Inc. (Diversified Financial Services)	447	58,687
Freeport-McMoRan Copper & Gold, Inc.— Class B (Mining)	4,172	220,699
Frontier Communications Corp. (Telecommunications)	2,086	16,834
General Dynamics Corp. (Aerospace/Defense)	894	66,621
General Mills, Inc. (Food)	1,788	66,549
Gilead Sciences, Inc.* (Pharmaceuticals)	3,427	141,912
Goodrich Corp. (Aerospace/Defense)	596	56,918
Google, Inc.—Class A* (Internet)	1,043	528,154
Halliburton Co. (Oil & Gas Services)	2,086	106,386
Harley-Davidson, Inc. (Leisure Time)	447	18,314
Harman International Industries, Inc. (Home Furnishings)	149	6,790
Harris Corp. (Telecommunications)	298	13,428
Hasbro, Inc. (Toys/Games/Hobbies)	596	26,182
HCP, Inc. (REIT)	1,043	38,268
Health Care REIT, Inc. (REIT)	298	15,624
Heinz (H.J.) Co. (Food)	894	47,632
Helmerich & Payne, Inc. (Oil & Gas)	298	19,704
Hewlett-Packard Co. (Computers)	4,917	178,979
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,235	133,184
Hormel Foods Corp. (Food)	447	13,325
Hospira, Inc.* (Pharmaceuticals)	745	42,212
Host Hotels & Resorts, Inc. (REIT)	1,341	22,730
Hudson City Bancorp, Inc. (Savings & Loans)	1,341	10,983
Huntington Bancshares, Inc. (Banks)	1,192	7,820
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,192	67,336
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,490	67,661
Intel Corp. (Semiconductors)	13,559	300,467
IntercontinentalExchange, Inc.* (Diversified Financial Services)	298	37,164
International Business Machines Corp. (Computers)	5,364	920,194
International Flavors & Fragrances, Inc. (Chemicals)	298	19,144
International Game Technology (Entertainment)	596	10,478
Interpublic Group of Cos., Inc. (Advertising)	2,086	26,075
Intuit, Inc.* (Software)	1,192	61,817
Intuitive Surgical, Inc.* (Healthcare-Products)	149	55,444
Invesco, Ltd. (Diversified Financial Services)	894	20,920
Iron Mountain, Inc. (Commercial Services)	447	15,238
ITT Industries, Inc. (Miscellaneous Manufacturing)	447	26,342
Janus Capital Group, Inc. (Diversified Financial Services)	447	4,220
JDS Uniphase Corp.* (Telecommunications)	1,043	17,376
Johnson & Johnson (Healthcare-Products)	7,301	485,663
Joy Global, Inc. (Machinery-Construction & Mining)	447	42,572
Juniper Networks, Inc.* (Telecommunications)	2,384	75,096
Kellogg Co. (Food)	745	41,213

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 11

Common Stocks, continued

	Shares	Value
KeyCorp (Banks)	894	$7,447
Kimberly-Clark Corp. (Household Products/Wares)	1,043	69,422
Kimco Realty Corp. (REIT)	596	11,109
KLA-Tencor Corp. (Semiconductors)	298	12,063
Kohls Corp. (Retail)	745	37,257
Kraft Foods, Inc. (Food)	3,725	131,232
Laboratory Corp. of America Holdings* (Healthcare-Services)	447	43,265
Lennar Corp.—Class A (Home Builders)	298	5,409
Leucadia National Corp. (Holding Companies-Diversified)	596	20,324
Life Technologies Corp.* (Biotechnology)	745	38,792
Limited, Inc. (Retail)	1,043	40,103
Linear Technology Corp. (Semiconductors)	1,043	34,440
Lorillard, Inc. (Agriculture)	298	32,443
LSI Logic Corp.* (Semiconductors)	1,192	8,487
Macy's, Inc. (Retail)	1,192	34,854
Marriott International, Inc.—Class A (Lodging)	1,192	42,316
MasterCard, Inc.—Class A (Software)	447	134,699
Mattel, Inc. (Toys/Games/Hobbies)	894	24,576
McCormick & Co., Inc. (Food)	298	14,772
McDonald's Corp. (Retail)	4,619	389,474
McGraw-Hill Cos., Inc. (Media)	745	31,223
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	894	60,390
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,788	101,058
Medtronic, Inc. (Healthcare-Products)	2,980	114,819
Merck & Co., Inc. (Pharmaceuticals)	8,791	310,234
MetroPCS Communications, Inc.* (Telecommunications)	1,192	20,514
Microchip Technology, Inc. (Semiconductors)	894	33,892
Micron Technology, Inc.* (Semiconductors)	3,874	28,978
Microsoft Corp. (Software)	32,780	852,280
Molex, Inc. (Electrical Components & Equipment)	298	7,679
Monsanto Co. (Agriculture)	1,341	97,276
Monster Worldwide, Inc.* (Internet)	298	4,369
Moody's Corp. (Commercial Services)	447	17,142
Murphy Oil Corp. (Oil & Gas)	447	29,350
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,937	47,786
National Oilwell Varco, Inc. (Oil & Gas Services)	1,937	151,493
National Semiconductor Corp. (Semiconductors)	447	11,001
NetApp, Inc.* (Computers)	1,639	86,506
Netflix, Inc.* (Internet)	149	39,141
Newfield Exploration Co.* (Oil & Gas)	596	40,540
Newmont Mining Corp. (Mining)	2,235	120,623
News Corp.—Class A (Media)	5,811	102,855
NIKE, Inc.—Class B (Apparel)	1,639	147,477
Noble Corp. (Oil & Gas)	894	35,233
Noble Energy, Inc. (Oil & Gas)	298	26,710
Nordstrom, Inc. (Retail)	745	34,970
Norfolk Southern Corp. (Transportation)	596	44,658
Northern Trust Corp. (Banks)	447	20,544
Novellus Systems, Inc.* (Semiconductors)	149	5,385
NVIDIA Corp.* (Semiconductors)	1,490	23,743
O'Reilly Automotive, Inc.* (Retail)	596	39,044
Occidental Petroleum Corp. (Oil & Gas)	1,788	186,024
Omnicom Group, Inc. (Advertising)	745	35,879
Oracle Corp. (Software)	17,135	563,913
PACCAR, Inc. (Auto Manufacturers)	745	38,062

Common Stocks, continued

	Shares	Value
Pall Corp. (Miscellaneous Manufacturing)	447	$25,135
Parker Hannifin Corp. (Miscellaneous Manufacturing)	447	40,114
Patterson Cos., Inc. (Healthcare-Products)	447	14,702
Paychex, Inc. (Commercial Services)	745	22,886
Peabody Energy Corp. (Coal)	1,192	70,221
PepsiCo, Inc. (Beverages)	7,003	493,221
PerkinElmer, Inc. (Electronics)	298	8,019
Philip Morris International, Inc. (Commercial Services)	7,897	527,283
Pioneer Natural Resources Co. (Oil & Gas)	447	40,038
Plum Creek Timber Co., Inc. (Forest Products & Paper)	298	12,081
Polo Ralph Lauren Corp. (Apparel)	298	39,518
PPG Industries, Inc. (Chemicals)	447	40,583
Praxair, Inc. (Chemicals)	1,341	145,351
Precision Castparts Corp. (Metal Fabricate/Hardware)	596	98,131
Priceline.com, Inc.* (Internet)	149	76,278
Procter & Gamble Co. (Cosmetics/Personal Care)	5,960	378,877
Prologis, Inc. (REIT)	596	21,361
Public Storage, Inc. (REIT)	298	33,975
Qualcomm, Inc. (Telecommunications)	7,301	414,624
Quest Diagnostics, Inc. (Healthcare-Services)	298	17,612
Range Resources Corp. (Oil & Gas)	298	16,539
Raytheon Co. (Aerospace/Defense)	745	37,138
Red Hat, Inc.* (Software)	894	41,035
Republic Services, Inc. (Environmental Control)	745	22,983
Reynolds American, Inc. (Agriculture)	745	27,602
Robert Half International, Inc. (Commercial Services)	298	8,055
Rockwell Automation, Inc. (Machinery-Diversified)	596	51,709
Rockwell Collins, Inc. (Aerospace/Defense)	745	45,959
Roper Industries, Inc. (Miscellaneous Manufacturing)	447	37,235
Ross Stores, Inc. (Retail)	447	35,814
SAIC, Inc.* (Commercial Services)	596	10,025
Salesforce.com, Inc.* (Software)	596	88,792
SanDisk Corp.* (Computers)	1,043	43,284
Sara Lee Corp. (Food)	1,341	25,466
Schlumberger, Ltd. (Oil & Gas Services)	5,960	514,944
Scripps Networks Interactive—Class A (Entertainment)	447	21,849
Sherwin-Williams Co. (Chemicals)	149	12,497
Sigma-Aldrich Corp. (Chemicals)	596	43,734
Simon Property Group, Inc. (REIT)	1,341	155,864
Snap-on, Inc. (Hand/Machine Tools)	149	9,310
Southern Co. (Electric)	1,490	60,166
Southwest Airlines Co. (Airlines)	1,788	20,419
Southwestern Energy Co.* (Oil & Gas)	1,490	63,891
Spectra Energy Corp. (Pipelines)	1,490	40,841
St. Jude Medical, Inc. (Healthcare-Products)	1,490	71,043
Stanley Black & Decker, Inc. (Hand/Machine Tools)	298	21,471
Staples, Inc. (Retail)	1,639	25,896
Starbucks Corp. (Retail)	3,278	129,448
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	894	50,100
Stericycle, Inc.* (Environmental Control)	447	39,837
Stryker Corp. (Healthcare-Products)	1,490	87,448
Symantec Corp.* (Internet)	3,278	64,642

See accompanying notes to the financial statements.

12 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,192	$71,925
Target Corp. (Retail)	1,788	83,875
Tenet Healthcare Corp.* (Healthcare-Services)	2,086	13,017
Teradata Corp.* (Computers)	745	44,849
Teradyne, Inc.* (Semiconductors)	447	6,616
Texas Instruments, Inc. (Semiconductors)	5,066	166,317
The Charles Schwab Corp. (Diversified Financial Services)	1,937	31,864
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	447	47,020
The Gap, Inc. (Retail)	894	16,181
The Hershey Co. (Food)	447	25,412
Thermo Fisher Scientific, Inc.* (Electronics)	1,043	67,159
Tiffany & Co. (Retail)	596	46,798
Time Warner Cable, Inc. (Media)	894	69,768
Titanium Metals Corp. (Mining)	149	2,730
TJX Cos., Inc. (Retail)	1,639	86,097
Total System Services, Inc. (Software)	298	5,537
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,043	51,555
Union Pacific Corp. (Transportation)	1,341	140,000
United Parcel Service, Inc.—Class B (Transportation)	2,235	162,999
United States Steel Corp. (Iron/Steel)	149	6,860
United Technologies Corp. (Aerospace/Defense)	2,682	237,384
Urban Outfitters, Inc.* (Retail)	596	16,777
V.F. Corp. (Apparel)	298	32,351
Varian Medical Systems, Inc.* (Healthcare-Products)	447	31,299
Ventas, Inc. (REIT)	745	39,269
VeriSign, Inc. (Internet)	447	14,957
Verizon Communications, Inc. (Telecommunications)	5,066	188,607
Viacom, Inc.—Class B (Media)	2,533	129,183
Visa, Inc.—Class A (Commercial Services)	2,086	175,766
Vornado Realty Trust (REIT)	298	27,768
W.W. Grainger, Inc. (Distribution/Wholesale)	298	45,788
Walt Disney Co. (Media)	4,470	174,509
Waste Management, Inc. (Environmental Control)	745	27,766
Waters Corp.* (Electronics)	447	42,796
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	596	40,963
Wells Fargo & Co. (Banks)	11,473	321,932
Western Digital Corp.* (Computers)	1,043	37,944
Western Union Co. (Commercial Services)	2,831	56,705
Whole Foods Market, Inc. (Food)	596	37,816
Windstream Corp. (Telecommunications)	1,341	17,379
Wisconsin Energy Corp. (Electric)	447	14,013
Wyndham Worldwide Corp. (Lodging)	745	25,069
Wynn Resorts, Ltd. (Lodging)	298	42,775
Xilinx, Inc. (Semiconductors)	1,192	43,472
Yahoo!, Inc.* (Internet)	2,682	40,337
YUM! Brands, Inc. (Retail)	2,086	115,231
Zimmer Holdings, Inc.* (Healthcare-Products)	596	37,667
TOTAL COMMON STOCKS (Cost $16,068,654)		27,210,497
Repurchase Agreements(a) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $179,000	$179,000	$179,000
TOTAL REPURCHASE AGREEMENTS (Cost $179,000)		179,000
TOTAL INVESTMENT SECURITIES (Cost $16,247,654)—99.7%		27,389,497
Net other assets (liabilities)—0.3%		70,926
NET ASSETS—100.0%		$27,460,423

*  Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Large-Cap Growth invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Advertising	$61,954	0.2%
Aerospace/Defense	587,222	2.1%
Agriculture	243,893	0.9%
Airlines	20,419	0.1%
Apparel	305,076	1.1%
Auto Manufacturers	173,673	0.6%
Banks	357,743	1.3%
Beverages	1,295,600	4.7%
Biotechnology	406,550	1.5%
Chemicals	585,188	2.1%
Coal	154,639	0.6%
Commercial Services	887,101	3.2%
Computers	3,010,907	11.0%
Cosmetics/Personal Care	662,470	2.4%
Distribution/Wholesale	94,051	0.3%
Diversified Financial Services	480,159	1.8%
Electric	124,525	0.5%
Electrical Components & Equipment	108,254	0.4%
Electronics	259,465	1.0%
Energy-Alternate Sources	39,416	0.1%
Engineering & Construction	28,903	0.1%
Entertainment	32,327	0.1%
Environmental Control	90,586	0.3%
Food	418,861	1.5%
Forest Products & Paper	12,081	NM
Hand/Machine Tools	30,781	0.1%
Healthcare-Products	1,152,372	4.2%
Healthcare-Services	112,609	0.4%
Holding Companies-Diversified	20,324	0.1%
Home Builders	5,409	NM
Home Furnishings	6,790	NM
Household Products/Wares	95,275	0.4%

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 13

	Value	% of Net Assets
Insurance	$116,948	0.4%
Internet	1,353,422	4.9%
Iron/Steel	71,417	0.3%
Leisure Time	57,562	0.2%
Lodging	160,260	0.6%
Machinery-Construction & Mining	201,197	0.7%
Machinery-Diversified	324,397	1.2%
Media	1,077,893	3.9%
Metal Fabricate/Hardware	98,131	0.4%
Mining	344,052	1.3%
Miscellaneous Manufacturing	765,746	2.8%
Oil & Gas	859,791	3.1%
Oil & Gas Services	936,860	3.4%
Packaging & Containers	28,653	0.1%
Pharmaceuticals	1,701,552	6.2%
Pipelines	79,968	0.3%
REIT	543,067	2.0%
Real Estate	33,673	0.1%

	Value	% of Net Assets
Retail	$1,426,308	5.2%
Savings & Loans	10,983	NM
Semiconductors	913,365	3.3%
Software	2,122,185	7.7%
Telecommunications	1,552,648	5.7%
Toys/Games/Hobbies	50,758	0.2%
Transportation	515,038	1.9%
Unknown	179,000	0.7%
Other**	70,926	0.3%
Total	$27,460,423	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

14 :: ProFund VP Large-Cap Growth :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$16,247,654
Securities, at value	27,210,497
Repurchase agreements, at value	179,000
Total Investment Securities, at value	27,389,497
Cash	658
Dividends receivable	36,692
Receivable for capital shares issued	100,021
Prepaid expenses	382
TOTAL ASSETS	27,527,250
LIABILITIES:
Payable for capital shares redeemed	785
Advisory fees payable	15,761
Management services fees payable	2,101
Administration fees payable	1,008
Administrative services fees payable	9,700
Distribution fees payable	7,682
Trustee fees payable	3
Transfer agency fees payable	3,535
Fund accounting fees payable	2,149
Compliance services fees payable	313
Other accrued expenses	23,790
TOTAL LIABILITIES	66,827
NET ASSETS	$27,460,423
NET ASSETS CONSIST OF:
Capital	$27,105,143
Accumulated net investment income (loss)	4,887
Accumulated net realized gains (losses) on investments	(10,791,450)
Net unrealized appreciation (depreciation) on investments	11,141,843
NET ASSETS	$27,460,423
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	772,759
Net Asset Value (offering and redemption price per share)	$35.54

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$308,812
Interest	20
TOTAL INVESTMENT INCOME	308,832
EXPENSES:
Advisory fees	136,922
Management services fees	18,256
Administration fees	7,268
Transfer agency fees	10,396
Administrative services fees	61,551
Distribution fees	45,641
Custody fees	10,273
Fund accounting fees	14,928
Trustee fees	281
Compliance services fees	184
Other fees	19,172
Total Gross Expenses before reductions	324,872
Less Expenses reduced by the Advisor	(18,166)
TOTAL NET EXPENSES	306,706
NET INVESTMENT INCOME (LOSS)	2,126
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,248,175
Change in net unrealized appreciation/depreciation on investments	(75,533)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,172,642
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,174,768

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 15

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$2,126	$(4,972)
Net realized gains (losses) on investments	1,248,175	3,943,386
Change in net unrealized appreciation/depreciation on investments	(75,533)	(325,364)
Change in net assets resulting from operations	1,174,768	3,613,050
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(25,501)
Change in net assets resulting from distributions	—	(25,501)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	39,225,668	75,075,567
Dividends reinvested	—	25,501
Value of shares redeemed	(49,203,535)	(86,683,289)
Change in net assets resulting from capital transactions	(9,977,867)	(11,582,221)
Change in net assets	(8,803,099)	(7,994,672)
NET ASSETS:
Beginning of period	36,263,522	44,258,194
End of period	$27,460,423	$36,263,522
Accumulated net investment income (loss)	$4,887	$2,761
SHARE TRANSACTIONS:
Issued	1,119,505	2,498,859
Reinvested	—	843
Redeemed	(1,427,303)	(2,910,754)
Change in shares	(307,798)	(411,052)

See accompanying notes to the financial statements.

16 :: ProFund VP Large-Cap Growth :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$33.56		$29.67	$22.87	$36.02	$34.28	$31.83
Investment Activities:
Net investment income (loss)(a)	—	(b)	— (b)	0.02	(0.05)	(0.09)	(0.09)
Net realized and unrealized gains (losses) on investments	1.98		3.91	6.78	(12.62)	2.47	2.95
Total income (loss) from investment activities	1.98		3.91	6.80	(12.67)	2.38	2.86
Distributions to Shareholders From:
Net investment income	—		(0.02)	—	—	—	—
Net realized gains on investments	—		—	—	(0.48)	(0.64)	(0.41)
Total distributions	—		(0.02)	—	(0.48)	(0.64)	(0.41)
Net Asset Value, End of Period	$35.54		$33.56	$29.67	$22.87	$36.02	$34.28
Total Return	5.90	%(c)	13.18%	29.73%	(35.52)%	6.96%	9.06%
Ratios to Average Net Assets:
Gross expenses(d)	1.78%		1.83%	1.84%	1.77%	1.72%	1.76%
Net expenses(d)	1.68%		1.68%	1.67%	1.63%	1.65%	1.73%
Net investment income (loss)(d)	0.01%		(0.01)%	0.08%	(0.17)%	(0.24)%	(0.27)%
Supplemental Data:
Net assets, end of period (000's)	$27,460		$36,264	$44,258	$23,742	$75,835	$76,688
Portfolio turnover rate(e)	91	%(c)	232%	224%	239%	298%	230%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Large-Cap Growth :: 17

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
World Fuel Services Corp.	1.0%
Esterline Technologies Corp.	0.9%
ProAssurance Corp.	0.8%
Moog, Inc.—Class A	0.8%
EMCOR Group, Inc.	0.8%

S&P SmallCap 600/Citigroup Value Index – Composition

% of Index
Industrial	24%
Financial	23%
Consumer Cyclical	14%
Consumer Non-Cyclical	14%
Utilities	7%
Technology	5%
Energy	5%
Communications	4%
Basic Materials	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.3%)

	Shares	Value
A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,670	$27,739
AAON, Inc. (Building Materials)	668	14,589
AAR Corp. (Aerospace/Defense)	4,175	113,101
ABM Industries, Inc. (Commercial Services)	5,010	116,933
Acadia Realty Trust (REIT)	1,670	33,951
Actuant Corp.—Class A (Miscellaneous Manufacturing)	7,014	188,186
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,505	37,049
Aerovironment, Inc.* (Aerospace/Defense)	835	29,517
Affymetrix, Inc.* (Biotechnology)	7,348	58,270
Agilysys, Inc.* (Computers)	2,004	16,713
Albany International Corp.—Class A (Machinery-Diversified)	2,839	74,921
ALLETE, Inc. (Electric)	3,173	130,220
Alliance One International, Inc.* (Agriculture)	9,018	29,128
AMCOL International Corp. (Mining)	1,336	50,982
Amedisys, Inc.* (Healthcare-Services)	3,006	80,050
American States Water Co. (Water)	835	28,941
American Vanguard Corp. (Chemicals)	2,171	28,158
AMERIGROUP Corp.* (Healthcare-Services)	2,004	141,222
Amerisafe, Inc.* (Insurance)	1,837	41,553
AMN Healthcare Services, Inc.* (Commercial Services)	4,175	34,736
AmSurg Corp.* (Healthcare-Services)	3,173	82,910
Analogic Corp. (Electronics)	501	26,348
Anixter International, Inc. (Telecommunications)	3,006	196,412
Apogee Enterprises, Inc. (Building Materials)	2,839	36,368
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,841	136,778
Arch Chemicals, Inc. (Chemicals)	2,672	92,024
Arctic Cat, Inc.* (Leisure Time)	1,336	17,942
Arkansas Best Corp. (Transportation)	2,672	63,407
Arris Group, Inc.* (Telecommunications)	12,859	149,293
Astec Industries, Inc.* (Machinery-Construction & Mining)	2,004	74,108
ATMI, Inc.* (Semiconductors)	2,171	44,354
Audiovox Corp.—Class A* (Telecommunications)	2,004	15,150
Avid Technology, Inc.* (Software)	3,006	56,633

Common Stocks, continued

	Shares	Value
Avista Corp. (Electric)	6,012	$154,448
AZZ, Inc. (Miscellaneous Manufacturing)	501	22,946
B&G Foods, Inc.—Class A (Food)	2,004	41,322
Badger Meter, Inc. (Electronics)	668	24,709
Bank Mutual Corp. (Banks)	4,676	17,161
Bank of the Ozarks, Inc. (Banks)	501	26,082
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,676	116,012
Basic Energy Services, Inc.* (Oil & Gas Services)	1,503	47,299
Bel Fuse, Inc.—Class B (Electronics)	1,169	25,356
Belden, Inc. (Electrical Components & Equipment)	2,672	93,146
Benchmark Electronics, Inc.* (Electronics)	6,346	104,709
Big 5 Sporting Goods Corp. (Retail)	1,002	7,876
BioMed Realty Trust, Inc. (REIT)	7,181	138,162
Black Box Corp. (Telecommunications)	1,837	57,443
Blyth, Inc. (Household Products/Wares)	501	25,225
Boston Private Financial Holdings, Inc. (Banks)	8,016	52,745
Boyd Gaming Corp.* (Lodging)	5,678	49,399
Brady Corp.—Class A (Electronics)	5,511	176,683
Briggs & Stratton Corp. (Machinery-Diversified)	5,177	102,815
Brightpoint, Inc.* (Distribution/Wholesale)	7,014	56,884
Bristow Group, Inc. (Transportation)	3,674	187,447
Brookline Bancorp, Inc. (Savings & Loans)	6,179	57,279
Brooks Automation, Inc.* (Semiconductors)	6,847	74,358
Brown Shoe Co., Inc. (Retail)	4,509	48,021
Brunswick Corp. (Leisure Time)	4,676	95,390
Cabot Microelectronics Corp.* (Chemicals)	835	38,802
CACI International, Inc.—Class A* (Computers)	3,173	200,153
Cal-Maine Foods, Inc. (Food)	501	16,012
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	1,336	19,399
Calgon Carbon Corp.* (Environmental Control)	3,006	51,102
Callaway Golf Co. (Leisure Time)	6,680	41,550
Cambrex Corp.* (Biotechnology)	3,006	13,888
Cantel Medical Corp. (Healthcare-Products)	334	8,988
Cascade Corp. (Machinery-Diversified)	668	31,777
Casey's General Stores, Inc. (Retail)	3,841	169,004
CDI Corp. (Commercial Services)	1,336	17,755

See accompanying notes to the financial statements.

18 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Cedar Shopping Centers, Inc. (REIT)	5,010	$25,802
Centene Corp.* (Healthcare-Services)	5,177	183,939
Central Garden & Pet Co.—Class A* (Household Products/Wares)	5,010	50,851
Central Vermont Public Service Corp. (Electric)	1,336	48,296
Century Aluminum Co.* (Mining)	3,674	57,498
Ceradyne, Inc.* (Miscellaneous Manufacturing)	2,505	97,670
CH Energy Group, Inc. (Electric)	1,670	88,944
Checkpoint Systems, Inc.* (Electronics)	4,175	74,649
Christopher & Banks Corp. (Retail)	3,674	21,126
CIBER, Inc.* (Computers)	7,348	40,781
Cincinnati Bell, Inc.* (Telecommunications)	20,541	68,196
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,002	42,916
City Holding Co. (Banks)	1,503	49,644
Clarcor, Inc. (Miscellaneous Manufacturing)	2,672	126,332
Clearwater Paper Corp.* (Forest Products & Paper)	1,169	79,819
Cognex Corp. (Machinery-Diversified)	1,837	65,085
Cohu, Inc. (Semiconductors)	1,670	21,894
Coldwater Creek, Inc.* (Retail)	6,179	8,651
Colonial Properties Trust (REIT)	5,177	105,611
Columbia Banking System, Inc. (Banks)	4,008	69,018
Comfort Systems USA, Inc. (Building Materials)	3,841	40,753
Community Bank System, Inc. (Banks)	2,505	62,099
Comtech Telecommunications Corp. (Telecommunications)	2,672	74,923
CONMED Corp.* (Healthcare-Products)	3,006	85,611
Corinthian Colleges, Inc.* (Commercial Services)	8,684	36,994
Cross Country Healthcare, Inc.* (Commercial Services)	3,173	24,115
CryoLife, Inc.* (Biotechnology)	1,670	9,352
CTS Corp. (Electronics)	3,507	33,913
Cubic Corp. (Electronics)	668	34,061
Curtiss-Wright Corp. (Aerospace/Defense)	4,843	156,768
Cymer, Inc.* (Electronics)	1,837	90,950
Daktronics, Inc. (Electronics)	2,004	21,623
DealerTrack Holdings, Inc.* (Internet)	1,670	38,326
Delphi Financial Group, Inc.—Class A (Insurance)	5,678	165,854
Deltic Timber Corp. (Forest Products & Paper)	668	35,865
Diamond Foods, Inc. (Food)	835	63,744
DiamondRock Hospitality Co. (REIT)	9,519	102,139
Digi International, Inc.* (Software)	2,672	34,736
Dime Community Bancshares, Inc. (Savings & Loans)	1,670	24,282
Drew Industries, Inc. (Building Materials)	2,004	49,539
DSP Group, Inc.* (Semiconductors)	2,338	20,341
Dycom Industries, Inc.* (Engineering & Construction)	3,507	57,304
E.W. Scripps Co.* (Media)	2,004	19,379
Eagle Materials, Inc. (Building Materials)	3,173	88,432
EastGroup Properties, Inc. (REIT)	1,169	49,694
El Paso Electric Co. (Electric)	2,338	75,517
Electro Scientific Industries, Inc.* (Electronics)	1,670	32,231
EMCOR Group, Inc.* (Engineering & Construction)	6,847	200,686
Emergent Biosolutions, Inc.* (Biotechnology)	1,002	22,595
Employers Holdings, Inc. (Insurance)	4,008	67,214
EMS Technologies, Inc.* (Telecommunications)	1,503	49,554
Encore Wire Corp. (Electrical Components & Equipment)	2,004	48,537
Entertainment Properties Trust (REIT)	2,505	116,983
EPIQ Systems, Inc. (Software)	3,340	47,495
eResearchTechnology, Inc.* (Internet)	2,338	14,893

Common Stocks, continued

	Shares	Value
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,503	$55,310
Esterline Technologies Corp.* (Aerospace/Defense)	3,173	242,417
Ethan Allen Interiors, Inc. (Home Furnishings)	3,006	63,998
Exar Corp.* (Semiconductors)	2,004	12,685
Extra Space Storage, Inc. (REIT)	4,676	99,739
F.N.B. Corp. (Banks)	13,193	136,548
FARO Technologies, Inc.* (Electronics)	835	36,573
Federal Signal Corp. (Miscellaneous Manufacturing)	6,346	41,630
FEI Co.* (Electronics)	2,338	89,288
First BanCorp.* (Banks)	2,171	9,357
First Commonwealth Financial Corp. (Banks)	9,686	55,598
First Financial Bancorp (Banks)	3,173	52,957
First Financial Bankshares, Inc. (Banks)	1,837	63,285
First Midwest Bancorp, Inc. (Banks)	7,682	94,412
Forestar Group, Inc.* (Real Estate)	1,503	24,694
Forward Air Corp. (Transportation)	1,336	45,143
Franklin Street Properties Corp. (REIT)	7,348	94,863
Fred's, Inc. (Retail)	4,008	57,835
Fuller (H.B.) Co. (Chemicals)	5,177	126,422
G & K Services, Inc. (Textiles)	2,004	67,855
GenCorp, Inc.* (Aerospace/Defense)	6,012	38,597
General Communication, Inc.—Class A* (Telecommunications)	1,670	20,157
Genesco, Inc.* (Retail)	1,002	52,204
Gentiva Health Services, Inc.* (Healthcare-Services)	3,173	66,094
GeoResources, Inc.* (Oil & Gas)	501	11,267
Gerber Scientific, Inc.* (Machinery-Diversified)	2,672	29,739
Getty Realty Corp. (REIT)	835	21,067
Gibraltar Industries, Inc.* (Iron/Steel)	3,173	35,918
Glacier Bancorp, Inc. (Banks)	7,515	101,302
Greatbatch, Inc.* (Electrical Components & Equipment)	1,002	26,874
Griffon Corp.* (Miscellaneous Manufacturing)	4,843	48,817
Group 1 Automotive, Inc. (Retail)	2,505	103,156
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,503	48,517
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	3,507	85,816
Hanmi Financial Corp.* (Banks)	15,698	16,797
Harmonic, Inc.* (Telecommunications)	5,678	41,052
Harte-Hanks, Inc. (Advertising)	4,008	32,545
Haverty Furniture Cos., Inc. (Retail)	2,004	23,066
Haynes International, Inc. (Metal Fabricate/Hardware)	835	51,712
Headwaters, Inc.* (Energy-Alternate Sources)	6,346	19,863
Healthcare Realty Trust, Inc. (REIT)	4,843	99,911
Healthways, Inc.* (Healthcare-Services)	3,507	53,236
Heartland Express, Inc. (Transportation)	3,006	49,779
Heartland Payment Systems, Inc. (Commercial Services)	4,008	82,565
Heidrick & Struggles International, Inc. (Commercial Services)	1,837	41,590
Helen of Troy, Ltd.* (Household Products/Wares)	3,173	109,564
Hillenbrand, Inc. (Commercial Services)	3,507	82,941
Home Bancshares, Inc. (Banks)	2,338	55,270
Home Properties, Inc. (REIT)	1,670	101,670
Horace Mann Educators Corp. (Insurance)	4,175	65,172
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	2,338	64,295
Hot Topic, Inc. (Retail)	4,676	34,789
Hub Group, Inc.—Class A* (Transportation)	2,338	88,049
ICU Medical, Inc.* (Healthcare-Products)	668	29,192

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 19

Common Stocks, continued

	Shares	Value
Independent Bank Corp./MA (Banks)	2,171	$56,989
Infinity Property & Casualty Corp. (Insurance)	1,336	73,026
InfoSpace, Inc.* (Internet)	3,841	35,030
Inland Real Estate Corp. (REIT)	5,344	47,188
Insight Enterprises, Inc.* (Retail)	4,843	85,770
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	4,008	84,048
Insperity, Inc. (Commercial Services)	1,169	34,614
Integral Systems, Inc.* (Computers)	1,002	12,194
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	4,342	67,952
Interface, Inc.—Class A (Office Furnishings)	3,006	58,226
Intermec, Inc.* (Machinery-Diversified)	4,843	53,467
Intevac, Inc.* (Machinery-Diversified)	1,336	13,641
Invacare Corp. (Healthcare-Products)	3,340	110,855
Investment Technology Group, Inc.* (Diversified Financial Services)	4,342	60,875
ION Geophysical Corp.* (Oil & Gas Services)	8,183	77,411
J & J Snack Foods Corp. (Food)	668	33,300
Jack in the Box, Inc.* (Retail)	5,177	117,932
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,670	30,745
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,336	25,812
K-Swiss, Inc.—Class A* (Apparel)	2,839	30,179
Kaiser Aluminum Corp. (Mining)	1,503	82,094
Kaman Corp. (Aerospace/Defense)	2,672	94,776
Kaydon Corp. (Metal Fabricate/Hardware)	2,171	81,022
Kelly Services, Inc.—Class A* (Commercial Services)	2,839	46,843
Kendle International, Inc.* (Commercial Services)	1,503	22,665
Kilroy Realty Corp. (REIT)	3,507	138,491
Kite Realty Group Trust (REIT)	6,513	32,435
Knight Transportation, Inc. (Transportation)	3,173	53,909
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,336	50,674
Kraton Performance Polymers, Inc.* (Chemicals)	2,004	78,497
La-Z-Boy, Inc.* (Home Furnishings)	5,344	52,745
Laclede Group, Inc. (Gas)	2,338	88,447
LaSalle Hotel Properties (REIT)	5,511	145,160
Lawson Products, Inc. (Metal Fabricate/Hardware)	334	6,570
LCA-Vision, Inc.* (Healthcare-Products)	1,169	5,588
Lexington Realty Trust (REIT)	8,517	77,760
LHC Group, Inc.* (Healthcare-Services)	501	11,553
Lincoln Educational Services Corp. (Commercial Services)	835	14,320
Lithia Motors, Inc.—Class A (Retail)	2,338	45,895
Live Nation, Inc.* (Commercial Services)	16,199	185,803
Liz Claiborne, Inc.* (Apparel)	6,513	34,845
LogMeIn, Inc.* (Telecommunications)	835	32,206
LoJack Corp.* (Electronics)	1,169	5,097
LSB Industries, Inc.* (Miscellaneous Manufacturing)	835	35,838
LTC Properties, Inc. (REIT)	1,503	41,813
Lufkin Industries, Inc. (Oil & Gas Services)	1,336	114,963
Lydall, Inc.* (Miscellaneous Manufacturing)	1,837	21,971
M/I Schottenstein Homes, Inc.* (Home Builders)	2,004	24,569
Magellan Health Services, Inc.* (Healthcare-Services)	1,169	63,991
Marcus Corp. (Lodging)	2,171	21,449
MarineMax, Inc.* (Retail)	2,338	20,481
Materion Corp.* (Mining)	668	24,696
Matrix Service Co.* (Oil & Gas Services)	2,672	35,751
Meadowbrook Insurance Group, Inc. (Insurance)	3,841	38,064
MedCath Corp.* (Healthcare-Services)	2,171	29,504

Common Stocks, continued

	Shares	Value
Medical Properties Trust, Inc. (REIT)	4,342	$49,933
Meridian Bioscience, Inc. (Healthcare-Products)	1,837	44,290
Merit Medical Systems, Inc.* (Healthcare-Products)	1,503	27,009
Meritage Homes Corp.* (Home Builders)	3,340	75,350
Methode Electronics, Inc. (Electronics)	3,841	44,594
Microsemi Corp.* (Semiconductors)	4,509	92,434
Mid-America Apartment Communities, Inc. (REIT)	1,503	101,407
Midas, Inc.* (Commercial Services)	1,503	9,499
MKS Instruments, Inc. (Semiconductors)	3,340	88,243
Mobile Mini, Inc.* (Storage/Warehousing)	2,171	46,003
Molina Healthcare, Inc.* (Healthcare-Services)	2,672	72,465
Monarch Casino & Resort, Inc.* (Lodging)	668	6,974
Monotype Imaging Holdings, Inc.* (Software)	835	11,799
Moog, Inc.—Class A* (Aerospace/Defense)	4,676	203,500
Movado Group, Inc. (Retail)	1,837	31,431
MTS Systems Corp. (Computers)	835	34,928
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,841	145,612
Multimedia Games, Inc.* (Leisure Time)	2,839	12,917
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,674	37,769
Nara Bancorp, Inc.* (Banks)	4,008	32,585
Nash Finch Co. (Food)	1,169	41,862
National Financial Partners* (Diversified Financial Services)	2,505	28,908
National Penn Bancshares, Inc. (Banks)	8,684	68,864
National Retail Properties, Inc. (REIT)	3,507	85,957
Natus Medical, Inc.* (Healthcare-Products)	1,336	20,240
Navigant Consulting Co.* (Commercial Services)	5,344	56,059
NBT Bancorp, Inc. (Banks)	3,507	77,610
NCI Building Systems, Inc.* (Building Materials)	1,336	15,217
NCI, Inc.—Class A* (Computers)	334	7,588
Neenah Paper, Inc. (Forest Products & Paper)	1,503	31,984
Network Equipment Technologies, Inc.* (Telecommunications)	1,670	3,674
New Jersey Resources Corp. (Gas)	4,342	193,697
Newport Corp.* (Electronics)	1,837	33,378
Northwest Natural Gas Co. (Gas)	1,837	82,904
NorthWestern Corp. (Electric)	3,674	121,646
NTELOS Holdings Corp. (Telecommunications)	1,336	27,281
Nutrisystem, Inc. (Commercial Services)	1,503	21,132
O'Charley's, Inc.* (Retail)	2,004	14,649
OfficeMax, Inc.* (Retail)	8,851	69,480
Old Dominion Freight Line, Inc.* (Transportation)	2,171	80,978
Old National Bancorp (Banks)	9,853	106,412
Olympic Steel, Inc. (Iron/Steel)	1,002	27,585
OM Group, Inc.* (Chemicals)	1,336	54,295
Omnicell, Inc.* (Software)	1,670	26,035
On Assignment, Inc.* (Commercial Services)	3,841	37,757
Orbital Sciences Corp.* (Aerospace/Defense)	2,839	47,837
Oxford Industries, Inc. (Apparel)	668	22,552
OYO Geospace Corp.* (Oil & Gas Services)	167	16,700
PacWest Bancorp (Banks)	3,507	72,139
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,336	15,070
Papa John's International, Inc.* (Retail)	1,002	33,327
Park Electrochemical Corp. (Electronics)	1,336	37,341
Parkway Properties, Inc. (REIT)	2,338	39,886
PC-Tel, Inc.* (Internet)	1,837	11,904
Penn Virginia Corp. (Oil & Gas)	4,676	61,770
Pennsylvania REIT (REIT)	3,006	47,194
Pericom Semiconductor Corp.* (Semiconductors)	1,169	10,451

See accompanying notes to the financial statements.

20 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Perry Ellis International, Inc.* (Apparel)	501	$12,650
Petroleum Development* (Oil & Gas)	1,670	49,950
PetroQuest Energy, Inc.* (Oil & Gas)	3,340	23,447
PharMerica Corp.* (Pharmaceuticals)	3,006	38,357
Piedmont Natural Gas Co., Inc. (Gas)	4,843	146,549
Pinnacle Entertainment, Inc.* (Entertainment)	3,507	52,254
Pinnacle Financial Partners, Inc.* (Banks)	3,507	54,569
Pioneer Drilling Co.* (Oil & Gas)	5,678	86,533
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,670	48,113
Plexus Corp.* (Electronics)	1,670	58,133
PolyOne Corp. (Chemicals)	4,008	62,004
Pool Corp. (Distribution/Wholesale)	5,010	149,348
Post Properties, Inc. (REIT)	2,839	115,718
Powell Industries, Inc.* (Electrical Components & Equipment)	1,002	36,573
Presidential Life Corp. (Insurance)	2,171	22,665
Prestige Brands Holdings, Inc.* (Healthcare-Products)	3,006	38,597
PrivateBancorp, Inc. (Banks)	6,012	82,966
ProAssurance Corp.* (Insurance)	3,173	222,110
Prospect Capital Corp. (Investment Companies)	11,022	111,432
Provident Financial Services, Inc. (Savings & Loans)	3,674	52,612
PS Business Parks, Inc. (REIT)	1,002	55,210
PSS World Medical, Inc.* (Healthcare-Products)	2,672	74,843
Pulse Electronics Corp. (Electronics)	2,839	12,548
Quanex Building Products Corp. (Building Materials)	3,841	62,954
Quiksilver, Inc.* (Apparel)	13,527	63,577
RadiSys Corp.* (Computers)	1,503	10,957
Red Robin Gourmet Burgers, Inc.* (Retail)	1,503	54,679
RLI Corp. (Insurance)	1,670	103,406
Robbins & Myers, Inc. (Machinery-Diversified)	2,839	150,041
Rofin-Sinar Technologies, Inc.* (Electronics)	1,837	62,734
Rogers Corp.* (Electronics)	1,002	46,292
RTI International Metals, Inc.* (Mining)	2,004	76,893
Ruby Tuesday, Inc.* (Retail)	6,680	72,010
Rudolph Technologies, Inc.* (Semiconductors)	2,004	21,463
Rue21, Inc.* (Retail)	835	27,138
Ruth's Hospitality Group, Inc.* (Retail)	3,173	17,801
S&T Bancorp, Inc. (Banks)	2,505	46,568
Safety Insurance Group, Inc. (Insurance)	1,503	63,186
Sanderson Farms, Inc. (Food)	2,004	95,751
Saul Centers, Inc. (REIT)	501	19,724
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,672	20,013
ScanSource, Inc.* (Distribution/Wholesale)	2,839	106,406
School Specialty, Inc.* (Retail)	1,670	24,031
Schulman (A.), Inc. (Chemicals)	3,173	79,928
SEACOR SMIT, Inc. (Oil & Gas Services)	668	66,773
Select Comfort Corp.* (Retail)	1,503	27,024
Selective Insurance Group, Inc. (Insurance)	5,511	89,664
Seneca Foods Corp.—Class A* (Food)	1,002	25,631
SFN Group, Inc.* (Commercial Services)	5,177	47,059
Shuffle Master, Inc.* (Entertainment)	2,505	23,434
Sigma Designs, Inc.* (Semiconductors)	1,002	7,655
Simmons First National Corp.—Class A (Banks)	1,837	47,137
Simpson Manufacturing Co., Inc. (Building Materials)	4,175	124,707
Skechers U.S.A., Inc.—Class A* (Apparel)	3,674	53,200
Skyline Corp. (Home Builders)	501	8,768
SkyWest, Inc. (Airlines)	5,511	82,996
Smith Corp. (Miscellaneous Manufacturing)	1,503	63,577
Snyders-Lance, Inc. (Food)	2,338	50,571
Sonic Automotive, Inc. (Retail)	3,674	53,824

Common Stocks, continued

	Shares	Value
Sonic Corp.* (Retail)	4,008	$42,605
South Jersey Industries, Inc. (Gas)	1,837	99,767
Southwest Gas Corp. (Gas)	4,676	180,540
Sovran Self Storage, Inc. (REIT)	1,670	68,470
Spartan Motors, Inc. (Auto Parts & Equipment)	3,507	18,938
Spartan Stores, Inc. (Food)	2,338	45,661
Stage Stores, Inc. (Retail)	3,674	61,723
Standard Microsystems Corp.* (Semiconductors)	1,336	36,059
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,004	30,521
Standard Pacific Corp.* (Home Builders)	10,187	34,126
Standex International Corp. (Miscellaneous Manufacturing)	1,336	40,975
Stein Mart, Inc. (Retail)	2,839	27,368
Stepan Co. (Chemicals)	835	59,201
Sterling Bancorp (Banks)	3,173	30,112
Sterling Bancshares, Inc. (Banks)	10,521	85,851
Stewart Information Services Corp. (Insurance)	2,004	20,100
Stone Energy Corp.* (Oil & Gas)	2,171	65,977
STR Holdings, Inc.* (Miscellaneous Manufacturing)	2,338	34,883
Super Micro Computer, Inc.* (Computers)	1,169	18,809
Superior Industries International, Inc. (Auto Parts & Equipment)	1,503	33,231
Supertex, Inc.* (Semiconductors)	835	18,704
SurModics, Inc.* (Healthcare-Products)	835	9,269
Susquehanna Bancshares, Inc. (Banks)	13,360	106,880
Swift Energy Co.* (Oil & Gas)	2,839	105,810
SWS Group, Inc. (Diversified Financial Services)	3,006	18,006
Sykes Enterprises, Inc.* (Computers)	2,004	43,146
Symmetricom, Inc.* (Telecommunications)	2,171	12,657
Symmetry Medical, Inc.* (Healthcare-Products)	3,841	34,454
SYNNEX Corp.* (Software)	2,505	79,408
Take-Two Interactive Software, Inc.* (Software)	5,010	76,553
Tekelec* (Telecommunications)	7,181	65,563
Teledyne Technologies, Inc.* (Aerospace/Defense)	3,841	193,433
TeleTech Holdings, Inc.* (Commercial Services)	1,002	21,122
Tessera Technologies, Inc.* (Semiconductors)	2,171	37,211
Tetra Tech, Inc.* (Environmental Control)	2,839	63,877
TETRA Technologies, Inc.* (Oil & Gas Services)	8,016	102,044
Texas Capital Bancshares, Inc.* (Banks)	3,841	99,213
Texas Industries, Inc. (Building Materials)	2,839	118,188
The Andersons, Inc. (Agriculture)	1,002	42,334
The Cato Corp.—Class A (Retail)	1,169	33,667
The Children's Place Retail Stores, Inc.* (Retail)	1,503	66,868
The Finish Line, Inc.—Class A (Retail)	1,837	39,312
The Geo Group, Inc.* (Commercial Services)	6,680	153,840
The Hain Celestial Group, Inc.* (Food)	2,672	89,138
The Medicines Co.* (Pharmaceuticals)	2,171	35,843
The Men's Wearhouse, Inc. (Retail)	2,338	78,791
The Navigators Group, Inc.* (Insurance)	1,336	62,792
The Pep Boys-Manny, Moe & Jack (Retail)	5,511	60,235
The Standard Register Co. (Household Products/Wares)	1,336	4,208
THQ, Inc.* (Software)	7,014	25,391
Tompkins Financial Corp. (Banks)	501	19,659
Toro Co. (Housewares)	1,336	80,828
Tower Group, Inc. (Insurance)	1,837	43,757
Tredegar Corp. (Miscellaneous Manufacturing)	2,338	42,902
TrueBlue, Inc.* (Commercial Services)	2,672	38,691
TrustCo Bank Corp. NY (Banks)	9,686	47,461
Tuesday Morning Corp.* (Retail)	3,674	17,084
UIL Holdings Corp. (Electric)	5,177	167,476
Ultratech Stepper, Inc.* (Semiconductors)	1,336	40,588

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 21

Common Stocks, continued

	Shares	Value
UMB Financial Corp. (Banks)	2,004	$83,928
Umpqua Holdings Corp. (Banks)	11,857	137,185
UniFirst Corp. (Textiles)	668	37,535
Unisource Energy Corp. (Electric)	3,841	143,385
United Bankshares, Inc. (Banks)	4,008	98,116
United Community Banks, Inc.* (Banks)	1,838	19,405
United Fire & Casualty Co. (Insurance)	2,171	37,710
United Natural Foods, Inc.* (Food)	2,004	85,511
United Online, Inc. (Internet)	9,185	55,386
United Stationers, Inc. (Distribution/Wholesale)	4,676	165,671
Universal Forest Products, Inc. (Building Materials)	2,004	48,016
Universal Health Realty Income Trust (REIT)	668	26,707
Urstadt Biddle Properties—Class A (REIT)	1,169	21,171
USA Mobility, Inc. (Telecommunications)	1,336	20,387
Viad Corp. (Commercial Services)	2,171	48,392
Vitamin Shoppe, Inc.* (Retail)	1,670	76,419
Watts Water Technologies, Inc.—Class A (Electronics)	3,006	106,442
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,010	33,767
WD-40 Co. (Household Products/Wares)	835	32,598
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,004	87,695
Wilshire Bancorp, Inc.* (Banks)	5,845	17,184
Winnebago Industries, Inc.* (Home Builders)	3,006	29,038
Wintrust Financial Corp. (Banks)	3,674	118,229
Wolverine World Wide, Inc. (Apparel)	2,171	90,639
World Fuel Services Corp. (Retail)	7,348	264,014
XO Group, Inc.* (Internet)	1,837	18,278
Zale Corp.* (Retail)	2,338	13,093
Zep, Inc. (Chemicals)	2,338	44,188
TOTAL COMMON STOCKS (Cost $18,675,413)		26,291,455
TOTAL INVESTMENT SECURITIES (Cost $18,675,413)—100.3%		26,291,455
Net other assets (liabilities)—(0.3)%		(67,275)
NET ASSETS—100.0%		$26,224,180

*  Non-income producing security

ProFund VP Small-Cap Value invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Advertising	$32,545	0.1%
Aerospace/Defense	1,119,946	4.3%
Agriculture	71,462	0.3%
Airlines	82,996	0.3%
Apparel	307,642	1.2%
Auto Parts & Equipment	82,690	0.3%
Banks	2,371,337	9.0%
Biotechnology	124,118	0.5%
Building Materials	598,763	2.3%
Chemicals	663,519	2.5%
Commercial Services	1,175,425	4.5%
	Value	% of Net Assets
Computers	$385,269	1.5%
Distribution/Wholesale	478,309	1.8%
Diversified Financial Services	243,253	0.9%
Electric	929,932	3.6%
Electrical Components & Equipment	242,179	0.9%
Electronics	1,177,652	4.5%
Energy-Alternate Sources	19,863	0.1%
Engineering & Construction	342,038	1.3%
Entertainment	75,688	0.3%
Environmental Control	114,979	0.4%
Food	588,503	2.2%
Forest Products & Paper	181,435	0.7%
Gas	791,904	3.0%
Healthcare-Products	677,517	2.6%
Healthcare-Services	784,964	3.0%
Home Builders	171,851	0.7%
Home Furnishings	116,743	0.4%
Household Products/Wares	222,446	0.9%
Housewares	80,828	0.3%
Insurance	1,116,273	4.3%
Internet	173,817	0.7%
Investment Companies	111,432	0.4%
Iron/Steel	63,503	0.2%
Leisure Time	167,799	0.6%
Lodging	77,822	0.3%
Machinery-Construction & Mining	74,108	0.3%
Machinery-Diversified	658,264	2.5%
Media	19,379	0.1%
Metal Fabricate/Hardware	355,571	1.4%
Mining	292,163	1.1%
Miscellaneous Manufacturing	1,051,304	4.0%
Office Furnishings	58,226	0.2%
Oil & Gas	404,754	1.5%
Oil & Gas Services	573,753	2.2%
Pharmaceuticals	74,200	0.3%
REIT	2,103,816	8.0%
Real Estate	24,694	0.1%
Retail	2,002,379	7.6%
Savings & Loans	134,173	0.5%
Semiconductors	526,440	2.0%
Software	358,050	1.4%
Storage/Warehousing	46,003	0.2%
Telecommunications	833,948	3.2%
Textiles	105,390	0.4%
Toys/Games/Hobbies	30,745	0.1%
Transportation	568,712	2.2%
Water	28,941	0.1%
Other**	(67,275)	(0.3)%
Total	$26,224,180	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

22 :: ProFund VP Small-Cap Value :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$18,675,413
Securities, at value	26,291,455
Total Investment Securities, at value	26,291,455
Dividends receivable	25,219
Receivable for capital shares issued	4,300,737
Receivable for investments sold	301,330
Prepaid expenses	374
TOTAL ASSETS	30,919,115
LIABILITIES:
Cash overdraft	139,483
Payable for investments purchased	4,495,692
Payable for capital shares redeemed	2,356
Advisory fees payable	10,256
Management services fees payable	1,368
Administration fees payable	718
Administrative services fees payable	9,013
Distribution fees payable	7,807
Trustee fees payable	2
Transfer agency fees payable	2,372
Fund accounting fees payable	1,531
Compliance services fees payable	243
Other accrued expenses	24,094
TOTAL LIABILITIES	4,694,935
NET ASSETS	$26,224,180
NET ASSETS CONSIST OF:
Capital	$36,928,759
Accumulated net investment income (loss)	(51,686)
Accumulated net realized gains (losses) on investments	(18,268,935)
Net unrealized appreciation (depreciation) on investments	7,616,042
NET ASSETS	$26,224,180
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	932,551
Net Asset Value (offering and redemption price per share)	$28.12

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$188,959
Interest	43
TOTAL INVESTMENT INCOME	189,002
EXPENSES:
Advisory fees	107,450
Management services fees	14,327
Administration fees	5,561
Transfer agency fees	7,916
Administrative services fees	44,683
Distribution fees	35,817
Custody fees	17,474
Fund accounting fees	12,073
Trustee fees	197
Compliance services fees	148
Other fees	19,207
Total Gross Expenses before reductions	264,853
Less Expenses reduced by the Advisor	(24,165)
TOTAL NET EXPENSES	240,688
NET INVESTMENT INCOME (LOSS)	(51,686)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	497,229
Change in net unrealized appreciation/depreciation on investments	418,307
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	915,536
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$863,850

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 23

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(51,686)	$(100,754)
Net realized gains (losses) on investments	497,229	1,385,325
Change in net unrealized appreciation/depreciation on investments	418,307	1,643,364
Change in net assets resulting from operations	863,850	2,927,935
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(52,497)
Change in net assets resulting from distributions	—	(52,497)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	34,442,713	123,234,821 (a)
Dividends reinvested	—	52,497
Value of shares redeemed	(36,333,101)	(120,213,111)
Change in net assets resulting from capital transactions	(1,890,388)	3,074,207
Change in net assets	(1,026,538)	5,949,645
NET ASSETS:
Beginning of period	27,250,718	21,301,073
End of period	$26,224,180	$27,250,718
Accumulated net investment income (loss)	$(51,686)	$—
SHARE TRANSACTIONS:
Issued	1,230,424	5,099,062
Reinvested	—	2,155
Redeemed	(1,296,103)	(5,054,603)
Change in shares	(65,679)	46,614

(a)  Amount includes $39,274 related to a voluntary capital contribution from the Advisor due to corrections of investment transactions.

See accompanying notes to the financial statements.

24 :: ProFund VP Small-Cap Value :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$27.30		$22.38		$18.63	$28.81	$36.64	$32.88
Investment Activities:
Net investment income (loss)(a)	(0.05)		(0.08)		0.05	0.07	(0.08)	(0.12)
Net realized and unrealized gains (losses) on investments	0.87		4.99		3.75	(8.41)	(2.27)	5.71
Total income (loss) from investment activities	0.82		4.91		3.80	(8.34)	(2.35)	5.59
Capital Transactions:	—		0.03	(b)	—	—	—	—
Distributions to Shareholders From:
Net investment income	—		(0.02)		(0.05)	—	—	—
Net realized gains on investments	—		—		—	(1.84)	(5.48)	(1.83)
Total distributions	—		(0.02)		(0.05)	(1.84)	(5.48)	(1.83)
Net Asset Value, End of Period	$28.12		$27.30		$22.38	$18.63	$28.81	$36.64
Total Return	3.00	%(c)	22.10	%(b)	20.40%	(30.68)%	(7.22)%	17.43%
Ratios to Average Net Assets:
Gross expenses(d)	1.85%		1.96%		2.03%	1.93%	1.76%	1.79%
Net expenses(d)	1.68%		1.68%		1.67%	1.63%	1.63%	1.75%
Net investment income (loss)(d)	(0.36)%		(0.34)%		0.25%	0.28%	(0.21)%	(0.34)%
Supplemental Data:
Net assets, end of period (000's)	$26,224		$27,251		$21,301	$18,853	$31,970	$102,760
Portfolio turnover rate(e)	102	%(c)	412%		385%	459%	291%	436%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.15% to the total return. Without this contribution, the net asset value and the total return would be lower.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Small-Cap Value :: 25

Investment Objective: The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Regeneron Pharmaceuticals, Inc.	1.7%
HealthSpring, Inc.	1.2%
Signature Bank	0.9%
Salix Pharmaceuticals, Ltd.	0.9%
Crocs, Inc.	0.9%

S&P SmallCap 600/Citigroup Growth Index – Composition

% of Index
Consumer Non-Cyclical	27%
Consumer Cyclical	19%
Technology	16%
Financial	13%
Industrial	12%
Communications	6%
Basic Materials	3%
Energy	3%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.4%)

	Shares	Value
AAON, Inc. (Building Materials)	2,160	$47,174
Abaxis, Inc.* (Healthcare-Products)	4,320	117,720
Acadia Realty Trust (REIT)	4,320	87,826
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,700	39,933
Aerovironment, Inc.* (Aerospace/Defense)	1,080	38,178
Air Methods Corp.* (Healthcare-Services)	2,160	161,438
Align Technology, Inc.* (Healthcare-Products)	12,960	295,488
Allegiant Travel Co.* (Airlines)	2,700	133,650
Almost Family, Inc.* (Healthcare-Services)	1,620	44,388
AMCOL International Corp. (Mining)	2,160	82,426
American Public Education, Inc.* (Commercial Services)	3,240	144,212
American Science & Engineering, Inc. (Electronics)	1,620	129,600
American States Water Co. (Water)	1,620	56,149
AMERIGROUP Corp.* (Healthcare-Services)	5,400	380,538
Analogic Corp. (Electronics)	1,080	56,797
Arbitron, Inc. (Commercial Services)	4,860	200,864
ArQule, Inc.* (Biotechnology)	8,100	50,625
Atlantic Tele-Network, Inc. (Environmental Control)	1,620	62,143
ATMI, Inc.* (Semiconductors)	2,160	44,129
AZZ, Inc. (Miscellaneous Manufacturing)	1,620	74,196
B&G Foods, Inc.—Class A (Food)	4,860	100,213
Badger Meter, Inc. (Electronics)	1,620	59,924
Balchem Corp. (Chemicals)	5,400	236,412
Bank of the Ozarks, Inc. (Banks)	1,620	84,337
Basic Energy Services, Inc.* (Oil & Gas Services)	1,620	50,981
Belden, Inc. (Electrical Components & Equipment)	3,780	131,771
Big 5 Sporting Goods Corp. (Retail)	2,160	16,978
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	4,320	90,288
BioMed Realty Trust, Inc. (REIT)	11,340	218,182
BJ's Restaurants, Inc.* (Retail)	4,320	226,195
Blackbaud, Inc. (Software)	8,100	224,532
Blue Coat Systems, Inc.* (Internet)	8,100	177,066
Common Stocks, continued

	Shares	Value
Blue Nile, Inc.* (Internet)	2,700	$118,746
Boston Beer Co., Inc.—Class A* (Beverages)	1,620	145,152
Bottomline Technologies, Inc.* (Software)	6,480	160,121
Brunswick Corp. (Leisure Time)	8,100	165,240
Buckeye Technologies, Inc. (Forest Products & Paper)	7,560	203,969
Buffalo Wild Wings, Inc.* (Retail)	3,240	214,844
Cabela's, Inc.* (Retail)	7,560	205,254
Cabot Microelectronics Corp.* (Chemicals)	2,700	125,469
Cal-Maine Foods, Inc. (Food)	1,620	51,775
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	1,080	15,682
Calavo Growers, Inc. (Food)	2,160	45,490
Calgon Carbon Corp.* (Environmental Control)	4,860	82,620
California Pizza Kitchen, Inc.* (Retail)	4,320	79,790
Cantel Medical Corp. (Healthcare-Products)	1,620	43,594
Capella Education Co.* (Commercial Services)	2,700	112,995
Cardtronics, Inc.* (Commercial Services)	5,400	126,630
Carter's, Inc.* (Apparel)	10,800	332,208
Cascade Corp. (Machinery-Diversified)	540	25,688
Cash America International, Inc. (Retail)	5,400	312,498
Cbeyond, Inc.* (Telecommunications)	5,940	78,586
CEC Entertainment, Inc. (Retail)	3,780	151,616
Century Aluminum Co.* (Mining)	3,780	59,157
CEVA, Inc.* (Semiconductors)	4,320	131,587
Chemed Corp. (Commercial Services)	3,780	247,666
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,620	69,385
Cirrus Logic, Inc.* (Semiconductors)	12,420	197,478
Clarcor, Inc. (Miscellaneous Manufacturing)	4,320	204,250
Cognex Corp. (Machinery-Diversified)	4,320	153,058
Cohu, Inc. (Semiconductors)	1,620	21,238
Coinstar, Inc.* (Commercial Services)	5,940	323,967
Colonial Properties Trust (REIT)	5,940	121,176
Community Bank System, Inc. (Banks)	2,700	66,933
CommVault Systems, Inc.* (Software)	8,100	360,045
Computer Programs & Systems, Inc. (Software)	2,160	137,117
comScore, Inc.* (Internet)	4,860	125,874
Consolidated Graphics, Inc.* (Commercial Services)	1,620	89,019

See accompanying notes to the financial statements.

26 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Contango Oil & Gas Co. (Oil & Gas)	2,160	$126,230
CorVel Corp.* (Commercial Services)	1,080	50,652
Cracker Barrel Old Country Store, Inc. (Retail)	4,320	213,019
Crocs, Inc.* (Apparel)	16,200	417,150
CryoLife, Inc.* (Biotechnology)	2,160	12,096
CSG Systems International, Inc.* (Software)	6,480	119,750
Cubic Corp. (Electronics)	1,620	82,604
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	10,800	388,692
Cyberonics, Inc.* (Healthcare-Products)	4,320	120,744
Cymer, Inc.* (Electronics)	2,160	106,942
Daktronics, Inc. (Electronics)	2,700	29,133
Darling International, Inc.* (Environmental Control)	21,600	382,320
DealerTrack Holdings, Inc.* (Internet)	4,860	111,537
Deltic Timber Corp. (Forest Products & Paper)	1,080	57,985
DG Fastchannel, Inc.* (Media)	4,320	138,456
Diamond Foods, Inc. (Food)	2,700	206,118
DiamondRock Hospitality Co. (REIT)	14,040	150,649
Dime Community Bancshares, Inc. (Savings & Loans)	2,160	31,406
DineEquity, Inc.* (Retail)	2,700	141,129
Diodes, Inc.* (Semiconductors)	6,480	169,128
DTS, Inc.* (Home Furnishings)	3,240	131,382
E.W. Scripps Co.* (Media)	2,160	20,887
Eagle Materials, Inc. (Building Materials)	2,700	75,249
EastGroup Properties, Inc. (REIT)	2,700	114,777
Ebix, Inc.* (Software)	7,020	133,731
eHealth, Inc.* (Insurance)	3,780	50,501
El Paso Electric Co. (Electric)	3,240	104,652
Electro Scientific Industries, Inc.* (Electronics)	1,620	31,266
Emergent Biosolutions, Inc.* (Biotechnology)	2,160	48,708
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	3,780	181,705
Entertainment Properties Trust (REIT)	4,320	201,744
Entropic Communications, Inc.* (Semiconductors)	12,960	115,214
Enzo Biochem, Inc.* (Biotechnology)	5,940	25,245
eResearchTechnology, Inc.* (Internet)	3,780	24,079
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	2,160	79,488
Exar Corp.* (Semiconductors)	4,860	30,764
Exponent, Inc.* (Commercial Services)	2,700	117,477
Extra Space Storage, Inc. (REIT)	9,180	195,809
EZCORP, Inc.—Class A* (Retail)	9,180	326,578
FARO Technologies, Inc.* (Electronics)	1,620	70,956
FEI Co.* (Electronics)	3,240	123,736
First Cash Financial Services, Inc.* (Retail)	5,940	249,421
First Financial Bancorp (Banks)	4,860	81,113
First Financial Bankshares, Inc. (Banks)	2,700	93,015
Forestar Group, Inc.* (Real Estate)	3,780	62,105
Forrester Research, Inc. (Commercial Services)	2,700	88,992
Forward Air Corp. (Transportation)	3,240	109,480
General Communication, Inc.—Class A* (Telecommunications)	4,320	52,142
Genesco, Inc.* (Retail)	2,700	140,670
GeoResources, Inc.* (Oil & Gas)	2,700	60,723
Getty Realty Corp. (REIT)	3,240	81,745
Greatbatch, Inc.* (Electrical Components & Equipment)	2,700	72,414
Gulfport Energy Corp.* (Oil & Gas)	7,020	208,424
Haemonetics Corp.* (Healthcare-Products)	4,860	312,838
Harmonic, Inc.* (Telecommunications)	8,100	58,563
Hawkins, Inc. (Chemicals)	1,620	58,676
Haynes International, Inc. (Metal Fabricate/Hardware)	540	33,442

Common Stocks, continued

	Shares	Value
Healthcare Realty Trust, Inc. (REIT)	4,860	$100,262
Healthcare Services Group, Inc. (Commercial Services)	12,420	201,825
HealthSpring, Inc.* (Healthcare-Services)	12,420	572,934
Heartland Express, Inc. (Transportation)	3,780	62,597
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	1,620	46,867
Hibbett Sports, Inc.* (Retail)	4,860	197,851
Hillenbrand, Inc. (Commercial Services)	5,400	127,710
Hittite Microwave Corp.* (Semiconductors)	4,860	300,882
HMS Holdings Corp.* (Commercial Services)	5,400	415,098
Home Properties, Inc. (REIT)	4,320	263,002
HSN, Inc.* (Retail)	7,020	231,098
Hub Group, Inc.—Class A* (Transportation)	2,700	101,682
Iconix Brand Group, Inc.* (Apparel)	13,500	326,700
ICU Medical, Inc.* (Healthcare-Products)	1,080	47,196
iGATE Corp. (Computers)	5,400	88,128
II-VI, Inc.* (Electronics)	9,720	248,832
Inland Real Estate Corp. (REIT)	4,860	42,914
Insperity, Inc. (Commercial Services)	2,160	63,958
Integra LifeSciences Holdings* (Biotechnology)	3,780	180,722
Integral Systems, Inc.* (Computers)	1,620	19,715
Inter Parfums, Inc. (Cosmetics/Personal Care)	2,700	62,181
Interactive Intelligence, Inc.* (Software)	2,700	94,635
Interface, Inc.—Class A (Office Furnishings)	6,480	125,518
Interval Leisure Group, Inc.* (Leisure Time)	7,560	103,496
Intevac, Inc.* (Machinery-Diversified)	1,620	16,540
ION Geophysical Corp.* (Oil & Gas Services)	14,040	132,818
IPC The Hospitalist Co.* (Healthcare-Services)	3,240	150,174
J & J Snack Foods Corp. (Food)	1,620	80,757
j2 Global Communications, Inc.* (Internet)	8,640	243,907
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	2,160	39,766
JDA Software Group, Inc.* (Software)	7,560	233,528
John Bean Technologies Corp. (Miscellaneous Manufacturing)	2,700	52,164
Jos. A. Bank Clothiers, Inc.* (Retail)	4,860	243,049
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	7,020	116,321
Kaydon Corp. (Metal Fabricate/Hardware)	2,160	80,611
Kensey Nash Corp.* (Healthcare-Products)	1,620	40,873
Kid Brands, Inc.* (Household Products/Wares)	3,780	19,505
Kilroy Realty Corp. (REIT)	4,860	191,921
Kirkland's, Inc.* (Retail)	2,700	32,454
Knight Transportation, Inc. (Transportation)	5,400	91,746
Kopin Corp.* (Semiconductors)	11,880	55,955
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,620	61,447
Kraton Performance Polymers, Inc.* (Chemicals)	2,160	84,607
Kulicke & Soffa Industries, Inc.* (Semiconductors)	13,500	150,390
Landauer, Inc. (Commercial Services)	1,620	99,776
LaSalle Hotel Properties (REIT)	5,940	156,460
LCA-Vision, Inc.* (Healthcare-Products)	1,080	5,162
Lexington Realty Trust (REIT)	9,720	88,744
LHC Group, Inc.* (Healthcare-Services)	2,160	49,810
Lincoln Educational Services Corp. (Commercial Services)	2,700	46,305
Lindsay Manufacturing Co. (Machinery-Diversified)	2,160	148,608
Liquidity Services, Inc.* (Internet)	3,240	76,496
Littelfuse, Inc. (Electrical Components & Equipment)	4,320	253,670
LivePerson, Inc.* (Computers)	8,640	122,170
Liz Claiborne, Inc.* (Apparel)	5,940	31,779
LogMeIn, Inc.* (Telecommunications)	1,620	62,483
LoJack Corp.* (Electronics)	1,080	4,709

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 27

Common Stocks, continued

	Shares	Value
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,620	$69,530
LTC Properties, Inc. (REIT)	2,700	75,114
Lufkin Industries, Inc. (Oil & Gas Services)	3,240	278,802
Lumber Liquidators Holdings, Inc.* (Retail)	4,320	109,728
Magellan Health Services, Inc.* (Healthcare-Services)	3,780	206,917
Maidenform Brands, Inc.* (Apparel)	4,320	119,491
Manhattan Associates, Inc.* (Computers)	3,780	130,183
Materion Corp.* (Mining)	2,700	99,819
MAXIMUS, Inc. (Commercial Services)	3,240	268,045
Meadowbrook Insurance Group, Inc. (Insurance)	3,240	32,108
Medical Properties Trust, Inc. (REIT)	12,960	149,040
Medifast, Inc.* (Commercial Services)	2,700	64,071
Mercury Computer Systems, Inc.* (Computers)	5,400	100,872
Meridian Bioscience, Inc. (Healthcare-Products)	4,320	104,155
Merit Medical Systems, Inc.* (Healthcare-Products)	3,780	67,927
Micrel, Inc. (Semiconductors)	9,180	97,124
Microsemi Corp.* (Semiconductors)	7,560	154,980
MicroStrategy, Inc.—Class A* (Software)	1,620	263,542
Mid-America Apartment Communities, Inc. (REIT)	3,780	255,037
MKS Instruments, Inc. (Semiconductors)	3,780	99,868
Mobile Mini, Inc.* (Storage/Warehousing)	4,320	91,541
Monarch Casino & Resort, Inc.* (Lodging)	540	5,638
Monolithic Power Systems, Inc.* (Semiconductors)	6,480	99,922
Monotype Imaging Holdings, Inc.* (Software)	3,780	53,411
Monro Muffler Brake, Inc. (Commercial Services)	5,400	201,366
MTS Systems Corp. (Computers)	1,620	67,765
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	2,160	174,463
Nanometrics, Inc.* (Semiconductors)	3,240	61,528
National Financial Partners* (Diversified Financial Services)	3,780	43,621
National Penn Bancshares, Inc. (Banks)	7,020	55,669
National Presto Industries, Inc. (Housewares)	1,080	109,609
National Retail Properties, Inc. (REIT)	9,720	238,237
Natus Medical, Inc.* (Healthcare-Products)	3,240	49,086
NCI Building Systems, Inc.* (Building Materials)	540	6,151
NCI, Inc.—Class A* (Computers)	1,080	24,538
Neogen Corp.* (Pharmaceuticals)	4,320	195,307
NETGEAR, Inc.* (Telecommunications)	6,480	283,305
NetScout Systems, Inc.* (Computers)	6,480	135,367
Network Equipment Technologies, Inc.* (Telecommunications)	2,700	5,940
Neutral Tandem, Inc.* (Telecommunications)	6,480	112,882
Newport Corp.* (Electronics)	3,780	68,683
Nolan Co.* (Media)	5,400	45,738
Northwest Natural Gas Co. (Gas)	1,620	73,111
Novatel Wireless, Inc.* (Telecommunications)	5,940	32,551
NTELOS Holdings Corp. (Telecommunications)	3,240	66,161
Nutrisystem, Inc. (Commercial Services)	2,160	30,370
NuVasive, Inc.* (Healthcare-Products)	7,560	248,573
Old Dominion Freight Line, Inc.* (Transportation)	4,320	161,136
OM Group, Inc.* (Chemicals)	3,240	131,674
Omnicell, Inc.* (Software)	3,240	50,512
Oplink Communications, Inc.* (Telecommunications)	3,780	70,421
optionsXpress Holdings, Inc. (Diversified Financial Services)	7,560	126,101

Common Stocks, continued

	Shares	Value
Orbital Sciences Corp.* (Aerospace/Defense)	5,940	$100,089
Orion Marine Group, Inc.* (Engineering & Construction)	4,860	45,733
OSI Systems, Inc.* (Electronics)	3,240	139,320
Oxford Industries, Inc. (Apparel)	1,620	54,691
OYO Geospace Corp.* (Oil & Gas Services)	540	54,000
P.F. Chang's China Bistro, Inc. (Retail)	4,320	173,837
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,080	12,182
Papa John's International, Inc.* (Retail)	2,160	71,842
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	6,480	213,710
PAREXEL International Corp.* (Commercial Services)	10,800	254,448
Park Electrochemical Corp. (Electronics)	1,080	30,186
Peet's Coffee & Tea, Inc.* (Beverages)	2,160	124,632
Pennsylvania REIT (REIT)	4,860	76,302
Perficient, Inc.* (Internet)	5,400	55,404
Pericom Semiconductor Corp.* (Semiconductors)	2,700	24,138
Perry Ellis International, Inc.* (Apparel)	1,080	27,270
PetMed Express, Inc. (Pharmaceuticals)	3,780	44,793
Petroleum Development* (Oil & Gas)	1,620	48,454
PetroQuest Energy, Inc.* (Oil & Gas)	4,320	30,326
Piedmont Natural Gas Co., Inc. (Gas)	4,860	147,064
Pinnacle Entertainment, Inc.* (Entertainment)	4,860	72,414
Plexus Corp.* (Electronics)	3,780	131,582
PolyOne Corp. (Chemicals)	10,260	158,722
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	3,240	274,719
Post Properties, Inc. (REIT)	4,320	176,083
Power Integrations, Inc. (Semiconductors)	5,400	207,522
Prestige Brands Holdings, Inc.* (Healthcare-Products)	3,780	48,535
Progress Software Corp.* (Software)	12,420	299,694
Provident Financial Services, Inc. (Savings & Loans)	3,240	46,397
PS Business Parks, Inc. (REIT)	1,620	89,262
PSS World Medical, Inc.* (Healthcare-Products)	5,400	151,254
Pulse Electronics Corp. (Electronics)	2,700	11,934
Quaker Chemical Corp. (Chemicals)	2,160	92,902
Quality Systems, Inc. (Software)	3,780	329,994
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	11,340	273,294
Radiant Systems, Inc.* (Computers)	6,480	135,432
RadiSys Corp.* (Computers)	1,620	11,810
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	13,500	765,585
RightNow Technologies, Inc.* (Software)	4,320	139,968
Robbins & Myers, Inc. (Machinery-Diversified)	3,240	171,234
Rofin-Sinar Technologies, Inc.* (Electronics)	2,160	73,764
Rogers Corp.* (Electronics)	1,080	49,896
RTI International Metals, Inc.* (Mining)	2,160	82,879
Rudolph Technologies, Inc.* (Semiconductors)	2,160	23,134
Rue21, Inc.* (Retail)	1,620	52,650
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	10,800	430,164
Saul Centers, Inc. (REIT)	1,080	42,520
Savient Pharmaceuticals, Inc.* (Biotechnology)	8,100	60,669
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	3,240	181,926
SEACOR SMIT, Inc. (Oil & Gas Services)	2,700	269,892
Select Comfort Corp.* (Retail)	7,560	135,929
Shuffle Master, Inc.* (Entertainment)	5,400	50,517
Sigma Designs, Inc.* (Semiconductors)	3,240	24,754
Signature Bank* (Banks)	7,560	432,432

See accompanying notes to the financial statements.

28 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Skyline Corp. (Home Builders)	540	$9,450
Smith Corp. (Miscellaneous Manufacturing)	3,780	159,894
Smith Micro Software, Inc.* (Software)	5,940	25,007
Snyders-Lance, Inc. (Food)	4,320	93,442
Sonic Corp.* (Retail)	4,320	45,922
Sourcefire, Inc.* (Internet)	5,400	160,488
South Jersey Industries, Inc. (Gas)	2,160	117,310
Sovran Self Storage, Inc. (REIT)	2,160	88,560
Stamps.com, Inc. (Internet)	2,160	28,814
Standard Microsystems Corp.* (Semiconductors)	1,620	43,724
Steven Madden, Ltd.* (Apparel)	6,480	243,065
Stifel Financial Corp.* (Diversified Financial Services)	9,720	348,559
Stone Energy Corp.* (Oil & Gas)	5,400	164,106
STR Holdings, Inc.* (Miscellaneous Manufacturing)	3,240	48,341
Stratasys, Inc.* (Computers)	3,780	127,386
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	3,240	71,118
Super Micro Computer, Inc.* (Computers)	2,700	43,443
Superior Industries International, Inc. (Auto Parts & Equipment)	1,620	35,818
Supertex, Inc.* (Semiconductors)	1,080	24,192
SurModics, Inc.* (Healthcare-Products)	1,620	17,982
Swift Energy Co.* (Oil & Gas)	2,700	100,629
Sykes Enterprises, Inc.* (Computers)	3,780	81,383
Symmetricom, Inc.* (Telecommunications)	3,780	22,037
Synaptics, Inc.* (Computers)	6,480	166,795
Synchronoss Technologies, Inc.* (Software)	4,860	154,208
Take-Two Interactive Software, Inc.* (Software)	7,020	107,266
Taleo Corp.—Class A* (Software)	7,560	279,947
Tanger Factory Outlet Centers, Inc. (REIT)	15,120	404,762
TeleTech Holdings, Inc.* (Commercial Services)	3,240	68,299
Tessera Technologies, Inc.* (Semiconductors)	5,400	92,556
Tetra Tech, Inc.* (Environmental Control)	6,480	145,800
Texas Roadhouse, Inc.—Class A (Retail)	10,800	189,378
The Andersons, Inc. (Agriculture)	1,620	68,445
The Buckle, Inc. (Retail)	4,860	207,522
The Cato Corp.—Class A (Retail)	3,240	93,312
The Children's Place Retail Stores, Inc.* (Retail)	2,160	96,098
The Ensign Group, Inc. (Healthcare-Services)	2,160	65,642
The Finish Line, Inc.—Class A (Retail)	6,480	138,672
The Hain Celestial Group, Inc.* (Food)	3,240	108,086
The Medicines Co.* (Pharmaceuticals)	5,940	98,069
The Men's Wearhouse, Inc. (Retail)	5,400	181,980
Tompkins Financial Corp. (Banks)	540	21,190
Toro Co. (Housewares)	3,240	196,020
Tower Group, Inc. (Insurance)	4,320	102,902
TreeHouse Foods, Inc.* (Food)	6,480	353,873
TriQuint Semiconductor, Inc.* (Semiconductors)	30,240	308,145
True Religion Apparel, Inc.* (Apparel)	4,860	141,329
TrueBlue, Inc.* (Commercial Services)	3,240	46,915
TTM Technologies, Inc.* (Electronics)	8,100	129,762
Tyler Technologies, Inc.* (Computers)	4,860	130,151
Ultratech Stepper, Inc.* (Semiconductors)	2,160	65,621
UMB Financial Corp. (Banks)	2,160	90,461
UniFirst Corp. (Textiles)	1,620	91,028
United Natural Foods, Inc.* (Food)	5,400	230,418
Universal Electronics, Inc.* (Home Furnishings)	2,700	68,202
Universal Health Realty Income Trust (REIT)	1,080	43,178
Universal Technical Institute, Inc. (Commercial Services)	3,780	74,731
Urstadt Biddle Properties—Class A (REIT)	2,160	39,118

Common Stocks, continued

	Shares	Value
USA Mobility, Inc. (Telecommunications)	1,620	$24,721
Veeco Instruments, Inc.* (Semiconductors)	7,560	365,979
ViaSat, Inc.* (Telecommunications)	7,560	327,121
Vicor Corp. (Electrical Components & Equipment)	3,780	61,123
ViroPharma, Inc.* (Pharmaceuticals)	14,040	259,740
Vitamin Shoppe, Inc.* (Retail)	1,620	74,131
Volterra Semiconductor Corp.* (Semiconductors)	4,320	106,531
WD-40 Co. (Household Products/Wares)	1,620	63,245
Websense, Inc.* (Internet)	7,560	196,333
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,700	118,152
Wolverine World Wide, Inc. (Apparel)	5,400	225,450
World Acceptance Corp.* (Diversified Financial Services)	2,700	177,039
Wright Express Corp.* (Commercial Services)	7,020	365,531
XO Group, Inc.* (Internet)	2,700	26,865
Zoll Medical Corp.* (Healthcare-Products)	3,780	214,175
Zumiez, Inc.* (Retail)	3,780	94,387
TOTAL COMMON STOCKS (Cost $33,402,792)		45,979,917

Repurchase Agreements(a)(NM)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $21,000	$21,000	$21,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,000)		21,000
TOTAL INVESTMENT SECURITIES (Cost $33,423,792)—99.4%		46,000,917
Net other assets (liabilities)—0.6%		280,593
NET ASSETS—100.0%		$46,281,510

*  Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 29

ProFund VP Small-Cap Growth invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Aerospace/Defense	$138,267	0.3%
Agriculture	68,445	0.2%
Airlines	133,650	0.3%
Apparel	1,919,133	4.2%
Auto Parts & Equipment	35,818	0.1%
Banks	925,150	2.0%
Beverages	269,784	0.6%
Biotechnology	1,143,650	2.5%
Building Materials	128,574	0.3%
Chemicals	888,462	1.9%
Commercial Services	3,830,922	8.3%
Computers	1,385,138	3.0%
Cosmetics/Personal Care	62,181	0.1%
Distribution/Wholesale	174,463	0.4%
Diversified Financial Services	985,721	2.1%
Electric	104,652	0.2%
Electrical Components & Equipment	558,911	1.2%
Electronics	1,579,626	3.4%
Engineering & Construction	45,733	0.1%
Entertainment	122,931	0.3%
Environmental Control	672,883	1.5%
Food	1,270,172	2.7%
Forest Products & Paper	560,201	1.2%
Gas	337,485	0.7%
Healthcare-Products	2,015,636	4.4%
Healthcare-Services	1,722,129	3.7%
Home Builders	9,450	NM
Home Furnishings	199,584	0.4%
Household Products/Wares	82,750	0.2%
Housewares	305,629	0.7%
Insurance	185,511	0.4%
	Value	% of Net Assets
Internet	$1,345,609	2.9%
Leisure Time	268,736	0.6%
Lodging	5,638	NM
Machinery-Diversified	515,128	1.1%
Media	205,081	0.4%
Metal Fabricate/Hardware	183,438	0.4%
Mining	324,281	0.7%
Miscellaneous Manufacturing	1,002,133	2.2%
Office Furnishings	125,518	0.3%
Oil & Gas	738,892	1.6%
Oil & Gas Services	786,493	1.7%
Pharmaceuticals	1,950,636	4.2%
REIT	3,692,424	8.0%
Real Estate	62,105	0.1%
Retail	4,647,832	10.0%
Savings & Loans	77,803	0.2%
Semiconductors	3,016,483	6.5%
Software	3,167,008	6.8%
Storage/Warehousing	91,541	0.2%
Telecommunications	1,196,913	2.6%
Textiles	91,028	0.2%
Toys/Games/Hobbies	39,766	0.1%
Transportation	526,641	1.1%
Water	56,149	0.1%
Other**	301,593	0.6%
Total	$46,281,510	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

30 :: ProFund VP Small-Cap Growth :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$33,423,792
Securities, at value	45,979,917
Repurchase agreements, at value	21,000
Total Investment Securities, at value	46,000,917
Cash	82,704
Dividends receivable	27,853
Receivable for capital shares issued	387,018
Receivable for investments sold	107,696
Prepaid expenses	477
TOTAL ASSETS	46,606,665
LIABILITIES:
Payable for investments purchased	243,418
Payable for capital shares redeemed	336
Advisory fees payable	19,560
Management services fees payable	2,608
Administration fees payable	1,341
Administrative services fees payable	12,284
Distribution fees payable	10,642
Trustee fees payable	4
Transfer agency fees payable	4,773
Fund accounting fees payable	2,860
Compliance services fees payable	421
Other accrued expenses	26,908
TOTAL LIABILITIES	325,155
NET ASSETS	$46,281,510
NET ASSETS CONSIST OF:
Capital	$37,225,039
Accumulated net investment income (loss)	(238,046)
Accumulated net realized gains (losses) on investments	(3,282,608)
Net unrealized appreciation (depreciation) on investments	12,577,125
NET ASSETS	$46,281,510
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,464,725
Net Asset Value (offering and redemption price per share)	$31.60

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$185,470
Interest	21
TOTAL INVESTMENT INCOME	185,491
EXPENSES:
Advisory fees	189,079
Management services fees	25,210
Administration fees	9,592
Transfer agency fees	13,712
Administrative services fees	83,609
Distribution fees	63,026
Custody fees	21,295
Fund accounting fees	19,485
Trustee fees	363
Compliance services fees	246
Other fees	26,870
Total Gross Expenses before reductions	452,487
Less Expenses reduced by the Advisor	(28,950)
TOTAL NET EXPENSES	423,537
NET INVESTMENT INCOME (LOSS)	(238,046)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,764,729
Change in net unrealized appreciation/depreciation on investments	1,181,842
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,946,571
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,708,525

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 31

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(238,046)	$(169,627)
Net realized gains (losses) on investments	2,764,729	3,685,808
Change in net unrealized appreciation/depreciation on investments	1,181,842	1,390,688
Change in net assets resulting from operations	3,708,525	4,906,869
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(90,289)	—
Change in net assets resulting from distributions	(90,289)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	68,194,690	128,054,845 (a)
Dividends reinvested	90,289	—
Value of shares redeemed	(84,982,049)	(113,811,943)
Change in net assets resulting from capital transactions	(16,697,070)	14,242,902
Change in net assets	(13,078,834)	19,149,771
NET ASSETS:
Beginning of period	59,360,344	40,210,573
End of period	$46,281,510	$59,360,344
Accumulated net investment income (loss)	$(238,046)	$—
SHARE TRANSACTIONS:
Issued	2,216,117	5,132,324
Reinvested	2,955	—
Redeemed	(2,823,231)	(4,825,397)
Change in shares	(604,159)	306,927

(a)  Amount includes $35,816 related to a voluntary capital contribution from the Advisor due to corrections of investment transactions.

See accompanying notes to the financial statements.

32 :: ProFund VP Small-Cap Growth :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$28.69		$22.82		$18.53	$28.38	$32.53	$38.80
Investment Activities:
Net investment income (loss)(a)	(0.14)		(0.13)		(0.20)	(0.26)	(0.42)	(0.51)
Net realized and unrealized gains (losses) on investments	3.11		5.97		5.03	(9.31)	1.93	3.31
Total income (loss) from investment activities	2.97		5.84		4.83	(9.57)	1.51	2.80
Capital Transactions:	—		0.03	(c)	—	—	—	—
Distributions to Shareholders From:
Net realized gains on investments	(0.06)		—		(0.54)	(0.28)	(5.66)	(9.07)
Net Asset Value, End of Period	$31.60		$28.69		$22.82	$18.53	$28.38	$32.53
Total Return	10.36	%(b)	25.72	%(c)	26.17%	(34.03)%	4.06%	8.65%
Ratios to Average Net Assets:
Gross expenses(d)	1.79%		1.87%		1.91%	1.84%	1.73%	1.79%
Net expenses(d)	1.68%		1.68%		1.67%	1.63%	1.67%	1.77%
Net investment income (loss)(d)	(0.94)%		(0.51)%		(1.06)%	(1.05)%	(1.26)%	(1.31)%
Supplemental Data:
Net assets, end of period (000's)	$46,282		$59,360		$40,211	$25,418	$39,499	$81,479
Portfolio turnover rate(e)	126	%(b)	351%		308%	398%	454%	472%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.14% to the total return. Without this contribution, the net asset value and the total return would be lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Small-Cap Growth :: 33

Investment Objective: The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
BHP Billiton, Ltd.	7.4%
Melco Crown Entertainment, Ltd.	5.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.3%
China Unicom, Ltd.	5.2%
POSCO	5.1%

ProFunds Asia 30 Index – Composition

Industry Breakdown	% of Index
Communications	24%
Basic Materials	15%
Energy	15%
Technology	12%
Financial	12%
Industrial	9%
Consumer Cyclical	8%
Consumer Non-Cyclical	5%
Country Breakdown
China	45%
India	17%
Hong Kong	14%
South Korea	10%
Australia	7%
Taiwan	7%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.7%)

	Shares	Value
AU Optronics Corp.ADR* (Electronics)	223,440	$1,537,267
Baidu, Inc.ADR* (Internet)	19,095	2,675,782
BHP Billiton, Ltd.ADR (Mining)	60,420	5,717,545
China Life Insurance Co., Ltd.ADR (Insurance)	67,830	3,516,307
China Mobile, Ltd.ADR (Telecommunications)	57,000	2,666,460
China Unicom, Ltd.ADR (Telecommunications)	199,785	4,049,642
CNOOC, Ltd.ADR (Oil & Gas)	15,105	3,563,723
Ctrip.com International, Ltd.ADR* (Internet)	45,600	1,964,448
Focus Media Holding, Ltd.ADR* (Advertising)	83,220	2,588,142
Hanwha SolarOne Co., Ltd.ADR* (Semiconductors)	217,455	1,387,363
HDFC Bank, Ltd.ADR (Banks)	15,105	2,664,371
ICICI Bank, Ltd.ADR (Banks)	55,860	2,753,898
Infosys Technologies, Ltd. (Software)	45,885	2,993,078
JA Solar Holdings Co., Ltd.ADR* (Energy- Alternate Sources)	243,105	1,349,233
LDK Solar Co., Ltd.ADR* (Energy-Alternate Sources)	165,585	1,215,394
LG. Philips LCD Co., Ltd.ADR (Electronics)	135,375	1,902,019
Melco Crown Entertainment, Ltd.ADR* (Lodging)	322,620	4,119,857
Mindray Medical International, Ltd.ADR (Healthcare-Products)	74,100	2,078,505
Netease.com, Inc.ADR* (Internet)	51,015	2,300,266
New Oriental Education & Technology Group, Inc.ADR* (Commercial Services)	18,810	2,101,453
PetroChina Co., Ltd.ADR (Oil & Gas)	26,220	3,828,907
POSCOADR (Iron/Steel)	36,195	3,931,501
Renesola, Ltd.ADR* (Semiconductors)	192,945	1,007,173
SK Telecom Co., Ltd.ADR (Telecommunications)	107,730	2,014,551
Sterlite Industries (India), Ltd.ADR* (Mining)	147,345	2,217,542
Suntech Power Holdings Co., Ltd.ADR* (Energy-Alternate Sources)	229,425	1,805,575

Common Stocks, continued

	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	324,330	$4,089,801
Tata Motors, Ltd.ADR (Auto Manufacturers)	77,235	1,738,560
Trina Solar, Ltd.ADR* (Energy-Alternate Sources)	81,225	1,821,064
Yingli Green Energy Holding Co., Ltd.ADR* (Energy-Alternate Sources)	180,975	1,666,781
TOTAL COMMON STOCKS (Cost $45,084,219)		77,266,208

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $144,000	$144,000	$144,000
TOTAL REPURCHASE AGREEMENTS (Cost $144,000)		144,000
TOTAL INVESTMENT SECURITIES (Cost $45,228,219)—99.9%		77,410,208
Net other assets (liabilities)—0.1%		61,236
NET ASSETS—100.0%		$77,471,444

*  Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR  American Depositary Receipt

See accompanying notes to the financial statements.

34 :: ProFund VP Asia 30 :: Financial Statements

ProFund VP Asia 30 invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Advertising	$2,588,142	3.3%
Auto Manufacturers	1,738,560	2.3%
Banks	5,418,269	7.0%
Commercial Services	2,101,453	2.7%
Electronics	3,439,286	4.4%
Energy-Alternate Sources	7,858,046	10.1%
Healthcare-Products	2,078,505	2.7%
Insurance	3,516,307	4.5%
Internet	6,940,496	9.0%
Iron/Steel	3,931,501	5.1%
Lodging	4,119,857	5.3%
Mining	7,935,087	10.2%
Oil & Gas	7,392,630	9.5%
Semiconductors	6,484,337	8.4%
Software	2,993,078	3.9%
Telecommunications	8,730,654	11.3%
Other**	205,236	0.3%
Total	$77,471,444	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of June 30, 2011:

	Value	% of Net Assets
Australia	$5,717,545	7.4%
China	35,426,250	45.6%
Hong Kong	10,279,825	13.2%
India	12,367,449	16.0%
South Korea	7,848,071	10.2%
Taiwan	5,627,068	7.3%
Other**	205,236	0.3%
Total	$77,471,444	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Asia 30 :: 35

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$45,228,219
Securities, at value	77,266,208
Repurchase agreements, at value	144,000
Total Investment Securities, at value	77,410,208
Cash	566
Dividends receivable	358,455
Receivable for capital shares issued	168,088
Prepaid expenses	927
TOTAL ASSETS	77,938,244
LIABILITIES:
Payable for investments purchased	271,142
Payable for capital shares redeemed	57,036
Advisory fees payable	42,520
Management services fees payable	5,669
Administration fees payable	2,490
Administrative services fees payable	26,390
Distribution fees payable	29,476
Trustee fees payable	7
Transfer agency fees payable	7,906
Fund accounting fees payable	5,310
Compliance services fees payable	778
Other accrued expenses	18,076
TOTAL LIABILITIES	466,800
NET ASSETS	$77,471,444
NET ASSETS CONSIST OF:
Capital	$53,518,428
Accumulated net investment income (loss)	(129,166)
Accumulated net realized gains (losses) on investments	(8,099,807)
Net unrealized appreciation (depreciation) on investments	32,181,989
NET ASSETS	$77,471,444
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,328,358
Net Asset Value (offering and redemption price per share)	$58.32

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$665,575
Interest	37
Foreign tax withholding	(93,476)
TOTAL INVESTMENT INCOME	572,136
EXPENSES:
Advisory fees	313,081
Management services fees	41,744
Administration fees	15,747
Transfer agency fees	22,497
Administrative services fees	115,206
Distribution fees	104,360
Custody fees	1,944
Fund accounting fees	30,299
Trustee fees	586
Compliance services fees	414
Other fees	48,675
Recoupment of prior expenses reduced by the Advisor	6,699
TOTAL NET EXPENSES	701,302
NET INVESTMENT INCOME (LOSS)	(129,166)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,904,968
Change in net unrealized appreciation/depreciation on investments	(2,217,292)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	687,676
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$558,510

See accompanying notes to the financial statements.

36 :: ProFund VP Asia 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(129,166)	$26,280
Net realized gains (losses) on investments	2,904,968	17,742,326
Change in net unrealized appreciation/depreciation on investments	(2,217,292)	(12,227,584)
Change in net assets resulting from operations	558,510	5,541,022
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(26,280)	(72,405)
Net realized gains on investments	(4,423,387)	—
Change in net assets resulting from distributions	(4,449,667)	(72,405)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	29,336,376	151,009,723
Dividends reinvested	4,449,667	72,405
Value of shares redeemed	(51,747,166)	(174,074,537)
Change in net assets resulting from capital transactions	(17,961,123)	(22,992,409)
Change in net assets	(21,852,280)	(17,523,792)
NET ASSETS:
Beginning of period	99,323,724	116,847,516
End of period	$77,471,444	$99,323,724
Accumulated net investment income (loss)	$(129,166)	$26,280
SHARE TRANSACTIONS:
Issued	481,131	2,648,281
Reinvested	74,397	1,351
Redeemed	(852,124)	(3,200,589)
Change in shares	(296,596)	(550,957)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Asia 30 :: 37

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$61.12		$53.70	$39.35	$90.97	$61.61	$44.47
Investment Activities:
Net investment income (loss)(a)	(0.09)		0.02	0.04	0.52	0.32	0.07
Net realized and unrealized gains (losses) on investments	0.73		7.44	21.02	(44.39)	29.10	17.34
Total income (loss) from investment activities	0.64		7.46	21.06	(43.87)	29.42	17.41
Distributions to Shareholders From:
Net investment income	(0.02)		(0.04)	(0.47)	(0.58)	(0.06)	(0.27)
Net realized gains on investments	(3.42)		—	(6.24)	(7.17)	—	—
Total distributions	(3.44)		(0.04)	(6.71)	(7.75)	(0.06)	(0.27)
Net Asset Value, End of Period	$58.32		$61.12	$53.70	$39.35	$90.97	$61.61
Total Return	0.92	%(b)	13.91%	54.20%	(50.82)%	47.74%	39.29%
Ratios to Average Net Assets:
Gross expenses(c)	1.77%		1.74%	1.78%	1.69%	1.65%	1.71%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.60%	1.68	%(d)
Net investment income (loss)(c)	(0.31)%		0.03%	0.08%	0.76%	0.42%	0.13%
Supplemental Data:
Net assets, end of period (000's)	$77,471		$99,324	$116,848	$57,071	$257,274	$182,177
Portfolio turnover rate(e)	17	%(b)	158%	191%	177%	214%	161%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.66% for the year ended December 31, 2006.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

38 :: ProFund VP Asia 30 :: Financial Highlights

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Futures Contracts	1%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
BHP Billiton PLC	5.6%
HSBC Holdings PLC	5.1%
Rio Tinto PLC	4.9%
Siemens AG	4.7%
Royal Dutch Shell PLC—Class A	4.3%

ProFunds Europe 30 Index – Composition

Industry Breakdown	% of Index
Energy	19%
Consumer Non-Cyclical	19%
Communications	17%
Basic Materials	14%
Financial	12%
Technology	10%
Industrial	9%
Country Breakdown
United Kingdom	40%
Netherlands	12%
France	11%
Germany	9%
Spain	8%
Luxembourg	6%
Sweden	4%
Belgium	3%
Norway	3%
Other	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.4%)

	Shares	Value
Alcatel-LucentADR* (Telecommunications)	322,587	$1,861,327
Anheuser-Busch InBev N.V.ADR (Beverages)	21,604	1,253,248
ArcelorMittalNYS (Iron/Steel)	39,771	1,382,440
ARM Holdings PLCADR (Semiconductors)	55,974	1,591,341
ASML Holding N.V.NYS (Semiconductors)	31,424	1,161,431
AstraZeneca PLCADR (Pharmaceuticals)	23,077	1,155,465
Banco Santander S.A.ADR (Banks)	148,282	1,706,726
Barclays PLCADR (Banks)	76,105	1,250,405
BHP Billiton PLCADR (Mining)	32,897	2,580,112
BP PLCADR (Oil & Gas)	36,825	1,630,979
Diageo PLCADR (Beverages)	13,748	1,125,549
Eni SpAADR (Oil & Gas)	18,658	887,188
Ensco PLCADR (Oil & Gas)	19,640	1,046,812
GlaxoSmithKline PLCADR (Pharmaceuticals)	28,478	1,221,706
HSBC Holdings PLCADR (Banks)	46,645	2,314,525
Koninklijke Phillips Electronics N.V.NYS (Electronics)	37,807	970,884
Nokia, Corp.ADR (Telecommunications)	119,313	765,989
Rio Tinto PLCADR (Mining)	30,933	2,237,075
Royal Dutch Shell PLC—Class AADR (Oil & Gas)	27,496	1,955,790
Sanofi-AventisADR (Pharmaceuticals)	33,388	1,341,196
SAP AGADR (Software)	28,478	1,727,191
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	11,293	1,063,914
Siemens AGADR (Miscellaneous Manufacturing)	15,712	2,160,871
Statoil ASAADR (Oil & Gas)	49,591	1,262,091
Telefonaktiebolaget LM EricssonADR (Telecommunications)	114,894	1,652,176
Telefonica S.A.ADR (Telecommunications)	75,123	1,839,762
Tenaris S.A.ADR (Iron/Steel)	26,023	1,190,032
Total S.A.ADR (Oil & Gas)	29,460	1,703,966
Unilever N.V.NYS (Food)	36,825	1,209,701
Vodafone Group PLCADR (Telecommunications)	67,758	1,810,494
TOTAL COMMON STOCKS (Cost $32,389,970)		45,060,386

Repurchase Agreements(a) (1.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $579,000	$579,000	$579,000
TOTAL INVESTMENT SECURITIES (Cost $32,968,970)—99.7%		45,639,386
Net other assets (liabilities)—0.3%		121,110
NET ASSETS—100.0%		$45,760,496

*  Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR  American Depositary Receipt

NYS  New York Shares

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 9/19/11 (Underlying notional amount at value $657,625)	10	$16,600

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Europe 30 :: 39

ProFund VP Europe 30 invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Banks	$5,271,656	11.5%
Beverages	2,378,797	5.2%
Electronics	970,884	2.1%
Food	1,209,701	2.6%
Iron/Steel	2,572,472	5.6%
Mining	4,817,187	10.5%
Miscellaneous Manufacturing	2,160,871	4.7%
Oil & Gas	8,486,826	18.6%
Pharmaceuticals	4,782,281	10.5%
Semiconductors	2,752,772	6.0%
Software	1,727,191	3.8%
Telecommunications	7,929,748	17.3%
Other**	700,110	1.6%
Total	$45,760,496	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of June 30, 2011:

	Value	% of Net Assets
Belgium	$1,253,248	2.7%
Finland	765,989	1.7%
France	4,906,489	10.7%
Germany	3,888,062	8.5%
Ireland	1,063,914	2.3%
Italy	887,188	1.9%
Luxembourg	2,572,472	5.6%
Netherlands	5,297,806	11.5%
Norway	1,262,091	2.8%
Spain	3,546,488	7.7%
Sweden	1,652,176	3.6%
United Kingdom	17,964,463	39.4%
Other**	700,110	1.6%
Total	$45,760,496	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

40 :: ProFund VP Europe 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$32,968,970
Securities, at value	45,060,386
Repurchase agreements, at value	579,000
Total Investment Securities, at value	45,639,386
Cash	11,079
Segregated cash balances with brokers	49,475
Dividends receivable	117,017
Receivable for capital shares issued	972,186
Variation margin on futures contracts	6,000
Prepaid expenses	578
TOTAL ASSETS	46,795,721
LIABILITIES:
Payable for investments purchased	917,837
Payable for capital shares redeemed	9,378
Advisory fees payable	25,671
Management services fees payable	3,423
Administration fees payable	1,461
Administrative services fees payable	17,484
Distribution fees payable	17,119
Trustee fees payable	4
Transfer agency fees payable	5,108
Fund accounting fees payable	3,115
Compliance services fees payable	448
Other accrued expenses	34,177
TOTAL LIABILITIES	1,035,225
NET ASSETS	$45,760,496
NET ASSETS CONSIST OF:
Capital	$55,195,337
Accumulated net investment income (loss)	646,585
Accumulated net realized gains (losses) on investments	(22,768,442)
Net unrealized appreciation (depreciation) on investments	12,687,016
NET ASSETS	$45,760,496
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,012,153
Net Asset Value (offering and redemption price per share)	$22.74

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$1,268,049
Interest	152
Foreign tax withholding	(181,147)
TOTAL INVESTMENT INCOME	1,087,054
EXPENSES:
Advisory fees	196,637
Management services fees	26,218
Administration fees	9,852
Transfer agency fees	14,094
Administrative services fees	79,218
Distribution fees	65,546
Custody fees	2,593
Fund accounting fees	19,011
Trustee fees	384
Compliance services fees	262
Other fees	34,532
Total Gross Expenses before reductions	448,347
Less Expenses reduced by the Advisor	(7,878)
TOTAL NET EXPENSES	440,469
NET INVESTMENT INCOME (LOSS)	646,585
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(342,786)
Net realized gains (losses) on futures contracts	32,063
Change in net unrealized appreciation/depreciation on investments	2,668,521
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,357,798
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,004,383
See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Europe 30 :: 41

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$646,585	$429,486
Net realized gains (losses) on investments	(310,723)	3,711,963
Change in net unrealized appreciation/depreciation on investments	2,668,521	(5,963,084)
Change in net assets resulting from operations	3,004,383	(1,821,635)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(429,485)	(807,118)
Change in net assets resulting from distributions	(429,485)	(807,118)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	37,927,499	75,031,502
Dividends reinvested	429,485	807,118
Value of shares redeemed	(43,441,637)	(87,555,070)
Change in net assets resulting from capital transactions	(5,084,653)	(11,716,450)
Change in net assets	(2,509,755)	(14,345,203)
NET ASSETS:
Beginning of period	48,270,251	62,615,454
End of period	$45,760,496	$48,270,251
Accumulated net investment income (loss)	$646,585	$429,485
SHARE TRANSACTIONS:
Issued	1,648,329	3,750,046
Reinvested	18,804	39,476
Redeemed	(1,923,924)	(4,494,054)
Change in shares	(256,791)	(704,532)

See accompanying notes to the financial statements.

42 :: ProFund VP Europe 30 :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$21.27		$21.06	$16.32	$35.53	$31.99	$27.96
Investment Activities:
Net investment income (loss)(a)	0.28		0.19	0.27	0.60	0.31	0.64
Net realized and unrealized gains (losses) on investments	1.39		0.35 (b)	4.99	(14.76)	4.33	4.18
Total income (loss) from investment activities	1.67		0.54	5.26	(14.16)	4.64	4.82
Distributions to Shareholders From:
Net investment income	(0.20)		(0.33)	(0.52)	(0.63)	(0.78)	(0.12)
Net realized gains on investments	—		—	—	(4.42)	(0.32)	(0.67)
Total distributions	(0.20)		(0.33)	(0.52)	(5.05)	(1.10)	(0.79)
Net Asset Value, End of Period	$22.74		$21.27	$21.06	$16.32	$35.53	$31.99
Total Return	7.86	%(c)	2.63%	32.30%	(44.00)%	14.58%	17.51%
Ratios to Average Net Assets:
Gross expenses(d)	1.71%		1.71%	1.78%	1.70%	1.66%	1.69%
Net expenses(d)	1.68%		1.68%	1.67%	1.63%	1.61%	1.66%
Net investment income (loss)(d)	2.46%		0.95%	1.48%	2.12%	0.88%	2.12%
Supplemental Data:
Net assets, end of period (000's)	$45,760		$48,270	$62,615	$31,407	$131,721	$160,024
Portfolio turnover rate(e)	48	%(c)	180%	150%	160%	280%	172%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Europe 30 :: 43

Investment Objective: The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
J.P. Morgan Chase & Co.	7.3%
Wells Fargo & Co.	6.3%
Citigroup, Inc.	5.4%
Bank of America Corp.	5.0%
Berkshire Hathaway, Inc.—Class B	3.3%

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	36%
General Financial	25%
Real Estate Investment Trusts	17%
Nonlife Insurance	15%
Life Insurance	6%
Real Estate Investment & Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
ACE, Ltd. (Insurance)	3,870	$254,723
Affiliated Managers Group, Inc.* (Diversified Financial Services)	430	43,624
AFLAC, Inc. (Insurance)	5,590	260,941
Alexandria Real Estate Equities, Inc. (REIT)	860	66,581
Allied World Assurance Co. Holdings, Ltd. (Insurance)	430	24,759
Allstate Corp. (Insurance)	6,020	183,791
American Campus Communities, Inc. (REIT)	860	30,547
American Capital Agency Corp. (REIT)	1,720	50,069
American Express Co. (Diversified Financial Services)	12,470	644,699
American Financial Group, Inc. (Insurance)	860	30,693
American International Group, Inc. (Insurance)	5,160	151,291
Ameriprise Financial, Inc. (Diversified Financial Services)	3,010	173,617
Annaly Mortgage Management, Inc. (REIT)	9,460	170,658
AON Corp. (Insurance)	3,440	176,472
Apartment Investment and Management Co.—Class A (REIT)	1,290	32,934
Arch Capital Group, Ltd.* (Insurance)	1,720	54,902
Argo Group International Holdings, Ltd. (Insurance)	430	12,780
Arthur J. Gallagher & Co. (Insurance)	1,290	36,817
Aspen Insurance Holdings, Ltd. (Insurance)	860	22,128
Associated Banc-Corp (Banks)	2,150	29,885
Assurant, Inc. (Insurance)	1,290	46,788
Assured Guaranty, Ltd. (Insurance)	2,150	35,067
Astoria Financial Corp. (Savings & Loans)	860	10,999
Avalonbay Communities, Inc. (REIT)	860	110,424
Axis Capital Holdings, Ltd. (Insurance)	1,720	53,251
BancorpSouth, Inc. (Banks)	860	10,673
Bank of America Corp. (Banks)	119,110	1,305,446
Bank of Hawaii Corp. (Banks)	430	20,004
Bank of New York Mellon Corp. (Banks)	14,620	374,564
BB&T Corp. (Banks)	8,170	219,283
Berkshire Hathaway, Inc.—Class B* (Insurance)	11,180	865,220

Common Stocks, continued

	Shares	Value
BioMed Realty Trust, Inc. (REIT)	1,720	$33,093
BlackRock, Inc. (Diversified Financial Services)	1,290	247,435
BOK Financial Corp. (Banks)	430	23,551
Boston Properties, Inc. (REIT)	1,720	182,595
Brandywine Realty Trust (REIT)	1,720	19,935
BRE Properties, Inc.—Class A (REIT)	860	42,897
Brookfield Properties Corp. (Real Estate)	3,010	58,033
Brown & Brown, Inc. (Insurance)	1,290	33,101
Camden Property Trust (REIT)	860	54,713
Capital One Financial Corp. (Diversified Financial Services)	5,590	288,835
CapitalSource, Inc. (Diversified Financial Services)	3,440	22,188
Capitol Federal Financial, Inc. (Savings & Loans)	2,150	25,284
Cathay Bancorp, Inc. (Banks)	860	14,095
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	3,440	86,378
CBL & Associates Properties, Inc. (REIT)	1,720	31,184
Chimera Investment Corp. (REIT)	12,040	41,658
Chubb Corp. (Insurance)	3,440	215,378
Cincinnati Financial Corp. (Insurance)	1,720	50,190
CIT Group, Inc.* (Banks)	2,150	95,159
Citigroup, Inc. (Banks)	33,970	1,414,511
City National Corp. (Banks)	430	23,328
CME Group, Inc. (Diversified Financial Services)	860	250,767
CNO Financial Group, Inc.* (Insurance)	2,580	20,408
Colonial Properties Trust (REIT)	860	17,544
Comerica, Inc. (Banks)	2,150	74,326
Commerce Bancshares, Inc. (Banks)	860	36,980
CommonWealth REIT (REIT)	860	22,222
Corporate Office Properties Trust (REIT)	860	26,755
Cullen/Frost Bankers, Inc. (Banks)	860	48,891
DCT Industrial Trust, Inc. (REIT)	3,010	15,742
Delphi Financial Group, Inc.—Class A (Insurance)	430	12,560
Developers Diversified Realty Corp. (REIT)	2,580	36,378
DiamondRock Hospitality Co. (REIT)	2,150	23,070

See accompanying notes to the financial statements.

44 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued

	Shares	Value
Digital Realty Trust, Inc. (REIT)	1,290	$79,696
Discover Financial Services (Diversified Financial Services)	6,450	172,537
Douglas Emmett, Inc. (REIT)	1,290	25,658
Duke Realty Corp. (REIT)	3,010	42,170
DuPont Fabros Technology, Inc. (REIT)	860	21,672
E*TRADE Financial Corp.* (Diversified Financial Services)	3,010	41,538
East West Bancorp, Inc. (Banks)	1,720	34,761
EastGroup Properties, Inc. (REIT)	430	18,279
Eaton Vance Corp. (Diversified Financial Services)	1,290	38,997
Endurance Specialty Holdings, Ltd. (Insurance)	430	17,772
Entertainment Properties Trust (REIT)	430	20,081
Equifax, Inc. (Commercial Services)	1,290	44,789
Equity Lifestyle Properties, Inc. (REIT)	430	26,849
Equity Residential (REIT)	3,440	206,400
Erie Indemnity Co.—Class A (Insurance)	430	30,410
Essex Property Trust, Inc. (REIT)	430	58,175
Everest Re Group, Ltd. (Insurance)	430	35,153
Extra Space Storage, Inc. (REIT)	860	18,344
F.N.B. Corp. (Banks)	1,290	13,352
Federal Realty Investment Trust (REIT)	860	73,255
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,290	30,754
Fidelity National Title Group, Inc.—Class A (Insurance)	2,580	40,609
Fifth Third Bancorp (Banks)	10,750	137,062
First American Financial Corp. (Insurance)	1,290	20,189
First Financial Bankshares, Inc. (Banks)	430	14,814
First Horizon National Corp. (Banks)	3,010	28,719
First Midwest Bancorp, Inc. (Banks)	860	10,569
First Niagara Financial Group, Inc. (Savings & Loans)	3,440	45,408
FirstMerit Corp. (Banks)	1,290	21,298
Forest City Enterprises, Inc.—Class A* (Real Estate)	1,720	32,112
Forestar Group, Inc.* (Real Estate)	430	7,065
Franklin Resources, Inc. (Diversified Financial Services)	1,720	225,819
Franklin Street Properties Corp. (REIT)	860	11,103
Fulton Financial Corp. (Banks)	2,150	23,027
General Growth Properties, Inc. (REIT)	4,730	78,944
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	5,590	57,465
Glacier Bancorp, Inc. (Banks)	860	11,593
Greenhill & Co., Inc. (Diversified Financial Services)	430	23,143
Hancock Holding Co. (Banks)	860	26,643
Hanover Insurance Group, Inc. (Insurance)	430	16,215
Hartford Financial Services Group, Inc. (Insurance)	5,160	136,069
Hatteras Financial Corp. (REIT)	860	24,278
HCC Insurance Holdings, Inc. (Insurance)	1,290	40,635
HCP, Inc. (REIT)	4,730	173,544
Health Care REIT, Inc. (REIT)	2,150	112,724
Healthcare Realty Trust, Inc. (REIT)	860	17,742
Highwoods Properties, Inc. (REIT)	860	28,492
Home Properties, Inc. (REIT)	430	26,178
Horace Mann Educators Corp. (Insurance)	430	6,712
Hospitality Properties Trust (REIT)	1,290	31,283
Host Hotels & Resorts, Inc. (REIT)	8,170	138,481
Hudson City Bancorp, Inc. (Savings & Loans)	5,590	45,782
Huntington Bancshares, Inc. (Banks)	10,320	67,699

Common Stocks, continued

	Shares	Value
IBERIABANK Corp. (Banks)	430	$24,785
IntercontinentalExchange, Inc.* (Diversified Financial Services)	860	107,251
International Bancshares Corp. (Banks)	860	14,388
Invesco, Ltd. (Diversified Financial Services)	5,590	130,806
Investment Technology Group, Inc.* (Diversified Financial Services)	430	6,029
J.P. Morgan Chase & Co. (Diversified Financial Services)	46,870	1,918,858
Janus Capital Group, Inc. (Diversified Financial Services)	2,150	20,296
Jefferies Group, Inc. (Diversified Financial Services)	1,720	35,088
Jones Lang LaSalle, Inc. (Real Estate)	430	40,549
KBW, Inc. (Diversified Financial Services)	430	8,041
KeyCorp (Banks)	11,180	93,129
Kilroy Realty Corp. (REIT)	860	33,961
Kimco Realty Corp. (REIT)	4,730	88,167
LaSalle Hotel Properties (REIT)	860	22,652
Legg Mason, Inc. (Diversified Financial Services)	1,720	56,347
Lexington Realty Trust (REIT)	1,720	15,704
Liberty Property Trust (REIT)	1,290	42,028
Lincoln National Corp. (Insurance)	3,870	110,256
Loews Corp. (Insurance)	4,300	180,987
M&T Bank Corp. (Banks)	1,290	113,455
Mack-Cali Realty Corp. (REIT)	860	28,328
Marsh & McLennan Cos., Inc. (Insurance)	6,450	201,175
Marshall & Ilsley Corp. (Banks)	6,020	47,979
MasterCard, Inc.—Class A (Software)	1,290	388,729
MB Financial, Inc. (Banks)	430	8,273
MBIA, Inc.* (Insurance)	1,720	14,947
Mercury General Corp. (Insurance)	430	16,981
MetLife, Inc. (Insurance)	9,890	433,874
MF Global Holdings, Ltd.* (Diversified Financial Services)	1,720	13,313
MFA Financial, Inc. (REIT)	3,870	31,115
MGIC Investment Corp.* (Insurance)	2,150	12,793
Mid-America Apartment Communities, Inc. (REIT)	430	29,012
Montpelier Re Holdings, Ltd. (Insurance)	860	15,480
Moody's Corp. (Commercial Services)	2,150	82,453
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	16,770	385,878
MSCI, Inc.—Class A* (Software)	1,290	48,607
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	1,720	43,516
National Penn Bancshares, Inc. (Banks)	1,290	10,230
National Retail Properties, Inc. (REIT)	860	21,079
Nationwide Health Properties, Inc. (REIT)	1,290	53,419
New York Community Bancorp (Savings & Loans)	5,160	77,348
Northern Trust Corp. (Banks)	2,580	118,577
NYSE Euronext (Diversified Financial Services)	3,010	103,153
Old National Bancorp (Banks)	1,290	13,932
Old Republic International Corp. (Insurance)	3,010	35,368
OMEGA Healthcare Investors, Inc. (REIT)	1,290	27,103
optionsXpress Holdings, Inc. (Diversified Financial Services)	430	7,172
PacWest Bancorp (Banks)	430	8,845
PartnerRe, Ltd. (Insurance)	860	59,211
People's United Financial, Inc. (Banks)	4,300	57,792
Piedmont Office Realty Trust, Inc.—Class A (REIT)	2,150	43,839

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 45

Common Stocks, continued

	Shares	Value
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	430	$12,388
Platinum Underwriters Holdings, Ltd. (Insurance)	430	14,293
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,720	69,729
PNC Financial Services Group (Banks)	6,020	358,852
Popular, Inc.* (Banks)	12,040	33,230
Post Properties, Inc. (REIT)	430	17,527
Potlatch Corp. (Forest Products & Paper)	430	15,166
Principal Financial Group, Inc. (Insurance)	3,440	104,645
PrivateBancorp, Inc. (Banks)	860	11,868
ProAssurance Corp.* (Insurance)	430	30,100
Progressive Corp. (Insurance)	7,310	156,288
Prologis, Inc. (REIT)	5,160	184,934
Prosperity Bancshares, Inc. (Banks)	430	18,843
Protective Life Corp. (Insurance)	860	19,892
Provident Financial Services, Inc. (Savings & Loans)	860	12,315
Prudential Financial, Inc. (Insurance)	5,590	355,468
Public Storage, Inc. (REIT)	1,720	196,097
Radian Group, Inc. (Insurance)	1,720	7,276
Raymond James Financial Corp. (Diversified Financial Services)	1,290	41,474
Rayonier, Inc. (Forest Products & Paper)	860	56,201
Realty Income Corp. (REIT)	1,290	43,202
Redwood Trust, Inc. (REIT)	860	13,003
Regency Centers Corp. (REIT)	860	37,814
Regions Financial Corp. (Banks)	14,620	90,644
Reinsurance Group of America, Inc. (Insurance)	860	52,340
RenaissanceRe Holdings (Insurance)	430	30,079
SEI Investments Co. (Software)	1,720	38,717
Selective Insurance Group, Inc. (Insurance)	430	6,996
Senior Housing Properties Trust (REIT)	1,720	40,265
Signature Bank* (Banks)	430	24,596
Simon Property Group, Inc. (REIT)	3,440	399,831
SL Green Realty Corp. (REIT)	860	71,268
SLM Corp. (Diversified Financial Services)	6,020	101,196
St. Joe Co.* (Real Estate)	1,290	26,884
StanCorp Financial Group, Inc. (Insurance)	430	18,142
Starwood Property Trust, Inc. (REIT)	1,290	26,458
State Street Corp. (Banks)	6,020	271,442
Sterling Bancshares, Inc. (Banks)	1,290	10,526
Stifel Financial Corp.* (Diversified Financial Services)	430	15,420
Sunstone Hotel Investors, Inc.* (REIT)	1,290	11,958
SunTrust Banks, Inc. (Banks)	6,450	166,410
Susquehanna Bancshares, Inc. (Banks)	1,720	13,760
SVB Financial Group* (Banks)	430	25,675
Synovus Financial Corp. (Banks)	8,600	17,888
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,010	181,623
Tanger Factory Outlet Centers, Inc. (REIT)	860	23,022
Taubman Centers, Inc. (REIT)	860	50,912
TCF Financial Corp. (Banks)	1,720	23,736
TD Ameritrade Holding Corp. (Diversified Financial Services)	2,580	50,336
TFS Financial Corp.* (Savings & Loans)	1,290	12,487
The Charles Schwab Corp. (Diversified Financial Services)	11,610	190,984
The Goldman Sachs Group, Inc. (Diversified Financial Services)	5,160	686,744
The Howard Hughes Corp.* (Real Estate)	430	27,967
The Macerich Co. (REIT)	1,720	92,020

Common Stocks, continued

	Shares	Value
The Travelers Cos., Inc. (Insurance)	4,730	$276,137
Torchmark Corp. (Insurance)	860	55,160
Tower Group, Inc. (Insurance)	430	10,243
Transatlantic Holdings, Inc. (Insurance)	860	42,149
Trustmark Corp. (Banks)	860	20,133
U.S. Bancorp (Banks)	22,360	570,404
UDR, Inc. (REIT)	2,150	52,783
UMB Financial Corp. (Banks)	430	18,008
Umpqua Holdings Corp. (Banks)	1,290	14,925
United Bankshares, Inc. (Banks)	430	10,526
Unitrin, Inc. (Insurance)	430	12,758
UnumProvident Corp. (Insurance)	3,440	87,651
Validus Holdings, Ltd. (Insurance)	860	26,617
Valley National Bancorp (Banks)	2,150	29,262
Ventas, Inc. (REIT)	1,720	90,661
Visa, Inc.—Class A (Commercial Services)	6,020	507,245
Vornado Realty Trust (REIT)	2,150	200,337
W.R. Berkley Corp. (Insurance)	1,290	41,848
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	860	31,261
Washington Federal, Inc. (Savings & Loans)	1,290	21,195
Washington REIT (REIT)	860	27,967
Webster Financial Corp. (Banks)	860	18,077
Weingarten Realty Investors (REIT)	1,290	32,456
Wells Fargo & Co. (Banks)	58,910	1,653,015
Westamerica Bancorp (Banks)	430	21,178
Western Union Co. (Commercial Services)	7,310	146,419
Weyerhaeuser Co. (Forest Products & Paper)	6,450	140,997
Willis Group Holdings PLC (Insurance)	2,150	88,386
Wintrust Financial Corp. (Banks)	430	13,837
XL Group PLC (Insurance)	3,440	75,611
Zions Bancorp (Banks)	2,150	51,622
TOTAL COMMON STOCKS (Cost $14,970,664)		26,326,969

Rights/Warrants(NM)

American International Group, Inc.*(Diversified Financial Services)	—	(a)	1
TOTAL RIGHTS/WARRANTS (Cost $1)			1

Repurchase Agreements(b)(NM)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $4,000	$4,000	$4,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,000)		4,000
TOTAL INVESTMENT SECURITIES (Cost $14,974,665)—99.9%		26,330,970
Net other assets (liabilities)—0.1%		17,477
NET ASSETS—100.0%		$26,348,447

*  Non-income producing security

(a)  Number of shares is less than 0.50.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM  Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

46 :: ProFund VP Financials :: Financial Statements

ProFund VP Financials invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Banks	$8,080,075	30.7%
Commercial Services	780,906	3.0%
Diversified Financial Services	6,408,593	24.3%
Forest Products & Paper	282,093	1.1%
Insurance	5,478,175	20.8%
REIT	4,291,269	16.3%
Real Estate	278,988	1.0%
Savings & Loans	250,818	0.9%
Software	476,053	1.8%
Other**	21,477	0.1%
Total	$26,348,447	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 47

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$14,974,665
Securities, at value	26,326,970
Repurchase agreements, at value	4,000
Total Investment Securities, at value	26,330,970
Cash	3,329
Dividends receivable	37,503
Receivable for capital shares issued	16,229
Receivable for investments sold	550,952
Prepaid expenses	354
TOTAL ASSETS	26,939,337
LIABILITIES:
Payable for investments purchased	2,290
Payable for capital shares redeemed	522,550
Advisory fees payable	14,842
Management services fees payable	1,979
Administration fees payable	869
Administrative services fees payable	9,667
Distribution fees payable	10,361
Trustee fees payable	3
Transfer agency fees payable	2,742
Fund accounting fees payable	1,853
Compliance services fees payable	273
Other accrued expenses	23,461
TOTAL LIABILITIES	590,890
NET ASSETS	$26,348,447
NET ASSETS CONSIST OF:
Capital	$39,911,068
Accumulated net investment income (loss)	23,493
Accumulated net realized gains (losses) on investments	(24,942,419)
Net unrealized appreciation (depreciation) on investments	11,356,305
NET ASSETS	$26,348,447
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,356,400
Net Asset Value (offering and redemption price per share)	$19.43

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$274,882
Interest	20
TOTAL INVESTMENT INCOME	274,902
EXPENSES:
Advisory fees	112,236
Management services fees	14,965
Administration fees	5,836
Transfer agency fees	8,338
Administrative services fees	42,684
Distribution fees	37,412
Custody fees	6,548
Fund accounting fees	11,995
Trustee fees	219
Compliance services fees	161
Other fees	21,054
Total Gross Expenses before reductions	261,448
Less Expenses reduced by the Advisor	(10,039)
TOTAL NET EXPENSES	251,409
NET INVESTMENT INCOME (LOSS)	23,493
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	395,598
Change in net unrealized appreciation/depreciation on investments	(1,037,470)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(641,872)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(618,379)

See accompanying notes to the financial statements.

48 :: ProFund VP Financials :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$23,493	$(72,503)
Net realized gains (losses) on investments	395,598	(203,165)
Change in net unrealized appreciation/depreciation on investments	(1,037,470)	1,635,155
Change in net assets resulting from operations	(618,379)	1,359,487
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(88,722)
Change in net assets resulting from distributions	—	(88,722)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	11,105,608	50,263,634
Dividends reinvested	—	88,722
Value of shares redeemed	(12,406,983)	(50,993,779)
Change in net assets resulting from capital transactions	(1,301,375)	(641,423)
Change in net assets	(1,919,754)	629,342
NET ASSETS:
Beginning of period	28,268,201	27,638,859
End of period	$26,348,447	$28,268,201
Accumulated net investment income (loss)	$23,493	$—
SHARE TRANSACTIONS:
Issued	548,743	2,660,325
Reinvested	—	4,635
Redeemed	(619,470)	(2,781,176)
Change in shares	(70,727)	(116,216)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 49

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$19.81		$17.91	$15.82	$32.38	$40.64	$34.84
Investment Activities:
Net investment income (loss)(a)	0.02		(0.05)	0.06	0.46	0.41	0.34
Net realized and unrealized gains (losses) on investments	(0.40)		2.01	2.32	(16.72)	(8.11)	5.69
Total income (loss) from investment activities	(0.38)		1.96	2.38	(16.26)	(7.70)	6.03
Distributions to Shareholders From:
Net investment income	—		(0.06)	(0.29)	(0.30)	(0.56)	(0.23)
Net Asset Value, End of Period	$19.43		$19.81	$17.91	$15.82	$32.38	$40.64
Total Return	(1.92	)%(b)	10.93%	15.01%	(50.54)%	(19.11)%	17.35%
Ratios to Average Net Assets:
Gross expenses(c)	1.75%		1.80%	1.88%	1.85%	1.74%	1.76%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.63%	1.68%
Net investment income (loss)(c)	0.16%		(0.25)%	0.39%	1.90%	1.04%	0.90%
Supplemental Data:
Net assets, end of period (000's)	$26,348		$28,268	$27,639	$22,598	$24,899	$49,610
Portfolio turnover rate(d)	20	%(b)	140%	272%	413%	216%	247%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

50 :: ProFund VP Financials :: Financial Highlights

Investment Objective: The ProFund VP Health Care seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	11.8%
Pfizer, Inc.	10.8%
Merck & Co., Inc.	7.1%
Abbott Laboratories	5.3%
UnitedHealth Group, Inc.	3.7%

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals and Biotechnology	61%
Health Care Equipment and Services	39%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.3%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	42,861	$2,255,346
Acorda Therapeutics, Inc.* (Biotechnology)	942	30,436
Aetna, Inc. (Healthcare-Services)	10,362	456,861
Alere, Inc.* (Healthcare-Products)	2,355	86,240
Alexion Pharmaceuticals, Inc.* (Biotechnology)	5,181	243,662
Alkermes, Inc.* (Pharmaceuticals)	2,826	52,564
Allergan, Inc. (Pharmaceuticals)	8,478	705,793
Amedisys, Inc.* (Healthcare-Services)	942	25,085
AMERIGROUP Corp.* (Healthcare-Services)	1,413	99,574
Amgen, Inc.* (Biotechnology)	25,905	1,511,557
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	3,768	50,340
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	1,413	27,695
Bard (C.R.), Inc. (Healthcare-Products)	2,355	258,720
Baxter International, Inc. (Healthcare-Products)	16,014	955,876
Becton, Dickinson & Co. (Healthcare-Products)	5,652	487,033
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	471	56,219
Biogen Idec, Inc.* (Biotechnology)	6,123	654,671
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	3,297	89,711
Boston Scientific Corp.* (Healthcare-Products)	42,861	296,170
Bristol-Myers Squibb Co. (Pharmaceuticals)	48,042	1,391,296
Brookdale Senior Living, Inc.* (Healthcare-Services)	2,826	68,531
CareFusion Corp.* (Healthcare-Products)	6,123	166,362
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	1,413	78,874
Celgene Corp.* (Biotechnology)	13,188	795,500
Centene Corp.* (Healthcare-Services)	1,413	50,204
Cephalon, Inc.* (Pharmaceuticals)	1,884	150,532
Cepheid, Inc.* (Healthcare-Products)	1,884	65,262
Charles River Laboratories International, Inc.* (Biotechnology)	1,413	57,438
CIGNA Corp. (Insurance)	7,536	387,576
Community Health Systems, Inc.* (Healthcare-Services)	2,826	72,572
Covance, Inc.* (Healthcare-Services)	1,884	111,853
Coventry Health Care, Inc.* (Healthcare-Services)	4,239	154,596
Covidien PLC (Healthcare-Products)	13,659	727,069
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,413	50,854

Common Stocks, continued

	Shares	Value
DaVita, Inc.* (Healthcare-Services)	2,826	$244,760
Dendreon Corp.* (Biotechnology)	4,239	167,186
DENTSPLY International, Inc. (Healthcare-Products)	3,768	143,485
Edwards Lifesciences Corp.* (Healthcare-Products)	3,297	287,432
Eli Lilly & Co. (Pharmaceuticals)	27,318	1,025,245
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,826	113,520
Express Scripts, Inc.* (Pharmaceuticals)	13,659	737,313
Forest Laboratories, Inc.* (Pharmaceuticals)	8,007	314,995
Gen-Probe, Inc.* (Healthcare-Products)	1,413	97,709
Gilead Sciences, Inc.* (Pharmaceuticals)	22,137	916,693
Haemonetics Corp.* (Healthcare-Products)	942	60,637
HCA Holdings, Inc.* (Healthcare-Services)	3,297	108,801
Health Management Associates, Inc.—Class A* (Healthcare-Services)	7,065	76,161
Health Net, Inc.* (Healthcare-Services)	2,826	90,771
HEALTHSOUTH Corp.* (Healthcare-Services)	2,826	74,154
HealthSpring, Inc.* (Healthcare-Services)	1,884	86,909
Henry Schein, Inc.* (Healthcare-Products)	2,355	168,594
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,884	86,739
HMS Holdings Corp.* (Commercial Services)	942	72,412
Hologic, Inc.* (Healthcare-Products)	7,065	142,501
Hospira, Inc.* (Pharmaceuticals)	4,710	266,869
Human Genome Sciences, Inc.* (Biotechnology)	5,181	127,142
Humana, Inc. (Healthcare-Services)	4,710	379,343
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,413	109,592
Illumina, Inc.* (Biotechnology)	3,297	247,770
Immucor, Inc.* (Healthcare-Products)	1,884	38,471
Impax Laboratories, Inc.* (Pharmaceuticals)	1,884	41,052
Incyte, Corp.* (Biotechnology)	3,297	62,445
InterMune, Inc.* (Biotechnology)	1,413	50,656
Intuitive Surgical, Inc.* (Healthcare-Products)	942	350,528
Invacare Corp. (Healthcare-Products)	942	31,265
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,355	21,572
Johnson & Johnson (Healthcare-Products)	76,302	5,075,609
Kinetic Concepts, Inc.* (Healthcare-Products)	1,884	108,575
Laboratory Corp. of America Holdings* (Healthcare-Services)	2,826	273,529
Life Technologies Corp.* (Biotechnology)	5,181	269,775
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,413	55,220

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Health Care :: 51

Common Stocks, continued

	Shares	Value
Lincare Holdings, Inc. (Healthcare-Services)	2,826	$82,717
Magellan Health Services, Inc.* (Healthcare-Services)	942	51,565
Masimo Corp. (Healthcare-Products)	1,413	41,938
Medco Health Solutions, Inc.* (Pharmaceuticals)	11,304	638,902
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,884	71,912
Mednax, Inc.* (Healthcare-Services)	1,413	102,004
Medtronic, Inc. (Healthcare-Products)	30,144	1,161,448
Merck & Co., Inc. (Pharmaceuticals)	85,722	3,025,129
Mylan Laboratories, Inc.* (Pharmaceuticals)	12,246	302,109
Myriad Genetics, Inc.* (Biotechnology)	2,355	53,482
Nektar Therapeutics* (Biotechnology)	3,297	23,969
NuVasive, Inc.* (Healthcare-Products)	942	30,973
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,884	66,505
Owens & Minor, Inc. (Distribution/Wholesale)	1,884	64,979
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	942	31,067
PAREXEL International Corp.* (Commercial Services)	1,413	33,290
Patterson Cos., Inc. (Healthcare-Products)	2,826	92,947
PDL BioPharma, Inc. (Biotechnology)	3,768	22,118
Perrigo Co. (Pharmaceuticals)	2,355	206,934
Pfizer, Inc. (Pharmaceuticals)	224,667	4,628,140
Pharmaceutical Product Development, Inc. (Commercial Services)	2,826	75,850
Pharmasset, Inc.* (Pharmaceuticals)	942	105,692
PSS World Medical, Inc.* (Healthcare-Products)	1,413	39,578
Quest Diagnostics, Inc. (Healthcare-Services)	4,239	250,525
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,884	106,842
ResMed, Inc.* (Healthcare-Products)	4,239	131,197
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,413	56,280
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,884	14,111
Seattle Genetics, Inc.* (Biotechnology)	2,826	57,990
Sirona Dental Systems, Inc.* (Healthcare-Products)	1,413	75,030
St. Jude Medical, Inc. (Healthcare-Products)	8,949	426,688
STERIS Corp. (Healthcare-Products)	1,413	49,427
Stryker Corp. (Healthcare-Products)	8,478	497,574
Techne Corp. (Healthcare-Products)	942	78,535
Teleflex, Inc. (Miscellaneous Manufacturing)	942	57,519
Tenet Healthcare Corp.* (Healthcare-Services)	13,188	82,293
The Cooper Cos., Inc. (Healthcare-Products)	1,413	111,966
Theravance, Inc.* (Pharmaceuticals)	1,884	41,844
Thermo Fisher Scientific, Inc.* (Electronics)	10,833	697,537
Thoratec Corp.* (Healthcare-Products)	1,413	46,375
United Therapeutics Corp.* (Pharmaceuticals)	1,413	77,856

Common Stocks, continued

	Shares	Value
UnitedHealth Group, Inc. (Healthcare-Services)	30,615	$1,579,122
Universal Health Services, Inc.—Class B (Healthcare-Services)	2,355	121,353
Varian Medical Systems, Inc.* (Healthcare-Products)	3,297	230,856
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,652	293,847
Warner Chilcott PLC—Class A (Pharmaceuticals)	3,768	90,922
Waters Corp.* (Electronics)	2,355	225,468
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	3,297	226,603
WellCare Health Plans, Inc.* (Healthcare-Services)	1,413	72,642
WellPoint, Inc. (Healthcare-Services)	10,362	816,215
West Pharmaceutical Services, Inc. (Healthcare-Products)	942	41,222
Zimmer Holdings, Inc.* (Healthcare-Products)	5,181	327,439
TOTAL COMMON STOCKS (Cost $31,697,036)		43,036,028
TOTAL INVESTMENT SECURITIES (Cost $31,697,036)—100.3%		43,036,028
Net other assets (liabilities)—(0.3)%		(141,960)
NET ASSETS—100.0%		$42,894,068

*  Non-income producing security

ProFund VP Health Care invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Biotechnology	$4,846,816	11.3%
Commercial Services	181,552	0.4%
Distribution/Wholesale	64,979	0.1%
Electronics	923,005	2.2%
Healthcare-Products	13,154,757	30.7%
Healthcare-Services	5,587,360	13.0%
Insurance	387,576	0.9%
Miscellaneous Manufacturing	57,519	0.1%
Pharmaceuticals	17,832,464	41.6%
Other**	(141,960)	(0.3)%
Total	$42,894,068	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

52 :: ProFund VP Health Care :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$31,697,036
Securities, at value	43,036,028
Total Investment Securities, at value	43,036,028
Dividends receivable	59,156
Receivable for capital shares issued	236,212
Prepaid expenses	312
TOTAL ASSETS	43,331,708
LIABILITIES:
Cash overdraft	349,490
Payable for capital shares redeemed	4,656
Advisory fees payable	25,062
Management services fees payable	3,341
Administration fees payable	1,435
Administrative services fees payable	13,010
Distribution fees payable	11,926
Trustee fees payable	3
Transfer agency fees payable	4,304
Fund accounting fees payable	3,060
Compliance services fees payable	288
Other accrued expenses	21,065
TOTAL LIABILITIES	437,640
NET ASSETS	$42,894,068
NET ASSETS CONSIST OF:
Capital	$43,739,712
Accumulated net investment income (loss)	65,792
Accumulated net realized gains (losses) on investments	(12,250,428)
Net unrealized appreciation (depreciation) on investments	11,338,992
NET ASSETS	$42,894,068
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,316,265
Net Asset Value (offering and redemption price per share)	$32.59

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$332,993
Interest	20
TOTAL INVESTMENT INCOME	333,013
EXPENSES:
Advisory fees	119,295
Management services fees	15,906
Administration fees	6,100
Transfer agency fees	8,770
Administrative services fees	48,299
Distribution fees	39,765
Custody fees	4,386
Fund accounting fees	12,139
Trustee fees	233
Compliance services fees	172
Other fees	18,745
Total Gross Expenses before reductions	273,810
Less Expenses reduced by the Advisor	(6,589)
TOTAL NET EXPENSES	267,221
NET INVESTESTMENT INCOME (LOSS)	65,792
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	267,161
Change in net unrealized appreciation/depreciation on investments	2,936,362
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,203,523
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,269,315

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Health Care :: 53

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$65,792	$78,225
Net realized gains (losses) on investments	267,161	217,601
Change in net unrealized appreciation/depreciation on investments	2,936,362	525,783
Change in net assets resulting from operations	3,269,315	821,609
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(78,225)	(89,402)
Change in net assets resulting from distributions	(78,225)	(89,402)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	36,554,923	21,968,988
Dividends reinvested	78,225	89,402
Value of shares redeemed	(20,038,582)	(27,870,903)
Change in net assets resulting from capital transactions	16,594,566	(5,812,513)
Change in net assets	19,785,656	(5,080,306)
NET ASSETS:
Beginning of period	23,108,412	28,188,718
End of period	$42,894,068	$23,108,412
Accumulated net investment income (loss)	$65,792	$78,225
SHARE TRANSACTIONS:
Issued	1,163,029	785,011
Reinvested	2,587	3,073
Redeemed	(648,599)	(988,695)
Change in shares	517,017	(200,611)

See accompanying notes to the financial statements.

54 :: ProFund VP Health Care :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$28.91		$28.19	$23.72	$31.42	$29.48	$28.01
Investment Activities:
Net investment income (loss)(a)	0.06		0.09	0.10	0.10	0.07	(0.08)
Net realized and unrealized gains (losses) on investments	3.71		0.71	4.53	(7.72)	1.87	1.55
Total income (loss) from investment activities	3.77		0.80	4.63	(7.62)	1.94	1.47
Distributions to Shareholders From:
Net investment income	(0.09)		(0.08)	(0.16)	(0.08)	—	—
Net Asset Value, End of Period	$32.59		$28.91	$28.19	$23.72	$31.42	$29.48
Total Return	13.06	%(b)	2.84%	19.56%	(24.29)%	6.58%	5.25%
Ratios to Average Net Assets:
Gross expenses(c)	1.72%		1.75%	1.80%	1.76%	1.72%	1.76%
Net expenses(c)	1.68%		1.68%	1.66%	1.63%	1.63%	1.72%
Net investment income (loss)(c)	0.41%		0.32%	0.43%	0.35%	0.24%	(0.29)%
Supplemental Data:
Net assets, end of period (000's)	$42,894		$23,108	$28,189	$25,778	$62,724	$67,288
Portfolio turnover rate(d)	43	%(b)	49%	175%	265%	221%	123%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Health Care :: 55

Investment Objective: The ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	13.7%
International Business Machines Corp.	9.4%
Microsoft Corp.	8.7%
Oracle Corp.	5.7%
Intel Corp.	5.5%

Dow Jones U.S. Technology Index – Composition

% of Index
Technology Hardware and Equipment	56%
Software and Computer Services	44%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	274	$9,253
Acme Packet, Inc.* (Telecommunications)	274	19,216
Adobe Systems, Inc.* (Software)	3,014	94,790
ADTRAN, Inc. (Telecommunications)	274	10,607
Advanced Micro Devices, Inc.* (Semiconductors)	3,562	24,898
Advent Software, Inc.* (Software)	274	7,719
Akamai Technologies, Inc.* (Internet)	1,096	34,491
Allscripts Healthcare Solutions, Inc.* (Software)	1,096	21,284
Altera Corp. (Semiconductors)	1,918	88,899
Amdocs, Ltd.* (Telecommunications)	1,096	33,307
Amkor Technology, Inc.* (Semiconductors)	548	3,381
Analog Devices, Inc. (Semiconductors)	1,918	75,071
ANSYS, Inc.* (Software)	548	29,959
AOL, Inc.* (Internet)	548	10,883
Apple Computer, Inc.* (Computers)	5,480	1,839,472
Applied Materials, Inc. (Semiconductors)	7,946	103,377
Applied Micro Circuits Corp.* (Semiconductors)	274	2,428
Ariba, Inc.* (Internet)	548	18,890
Arris Group, Inc.* (Telecommunications)	822	9,543
Aruba Networks, Inc.* (Telecommunications)	548	16,193
athenahealth, Inc.* (Software)	274	11,261
Atmel Corp.* (Semiconductors)	2,466	34,697
ATMI, Inc.* (Semiconductors)	274	5,598
Autodesk, Inc.* (Software)	1,370	52,882
Blackboard, Inc.* (Software)	274	11,889
BMC Software, Inc.* (Software)	1,096	59,951
Brightpoint, Inc.* (Distribution/Wholesale)	274	2,222
Broadcom Corp.—Class A (Semiconductors)	3,014	101,391
Brocade Communications Systems, Inc.* (Computers)	2,740	17,700
CA, Inc. (Software)	2,466	56,323
Cabot Microelectronics Corp.* (Chemicals)	274	12,733
CACI International, Inc.—Class A* (Computers)	274	17,284
Cadence Design Systems, Inc.* (Computers)	1,644	17,361
Cavium, Inc.* (Semiconductors)	274	11,944
Cerner Corp.* (Software)	1,096	66,977
Check Point Software Technologies, Ltd.* (Internet)	1,096	62,308
Ciena Corp.* (Telecommunications)	548	10,072
Cisco Systems, Inc. (Telecommunications)	33,428	521,811
Citrix Systems, Inc.* (Software)	1,096	87,680

Common Stocks, continued

	Shares	Value
Cognizant Technology Solutions Corp.* (Computers)	1,918	$140,666
CommVault Systems, Inc.* (Software)	274	12,179
Computer Sciences Corp. (Computers)	822	31,203
Compuware Corp.* (Software)	1,370	13,371
Comtech Telecommunications Corp. (Telecommunications)	274	7,683
Concur Technologies, Inc.* (Software)	274	13,719
Corning, Inc. (Telecommunications)	9,590	174,059
Cree Research, Inc.* (Semiconductors)	548	18,407
CSG Systems International, Inc.* (Software)	274	5,064
Cymer, Inc.* (Electronics)	274	13,566
Cypress Semiconductor Corp. (Semiconductors)	1,096	23,169
Dell, Inc.* (Computers)	10,138	169,000
Diebold, Inc. (Computers)	274	8,497
Digital River, Inc.* (Internet)	274	8,812
DST Systems, Inc. (Computers)	274	14,467
EarthLink, Inc. (Internet)	548	4,217
Electronics for Imaging, Inc.* (Computers)	274	4,718
EMC Corp.* (Computers)	12,604	347,240
Emulex Corp.* (Semiconductors)	548	4,713
Equinix, Inc.* (Internet)	274	27,679
F5 Networks, Inc.* (Internet)	548	60,417
Fair Isaac Corp. (Software)	274	8,275
Fairchild Semiconductor International, Inc.* (Semiconductors)	822	13,736
Finisar Corp.* (Telecommunications)	548	9,880
Fortinet, Inc.* (Computers)	548	14,955
Garmin, Ltd. (Electronics)	822	27,151
Gartner Group, Inc.* (Commercial Services)	548	22,079
Google, Inc.—Class A* (Internet)	1,370	693,741
Harmonic, Inc.* (Telecommunications)	822	5,943
Harris Corp. (Telecommunications)	822	37,039
Hewlett-Packard Co. (Computers)	13,152	478,733
Hittite Microwave Corp.* (Semiconductors)	274	16,963
IAC/InterActiveCorp* (Internet)	548	20,917
Informatica Corp.* (Software)	548	32,020
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	822	14,911
Insight Enterprises, Inc.* (Retail)	274	4,853
Integrated Device Technology, Inc.* (Semiconductors)	822	6,461
Intel Corp. (Semiconductors)	33,154	734,693

See accompanying notes to the financial statements.

56 :: ProFund VP Technology :: Financial Statements

Common Stocks, continued

	Shares	Value
InterDigital, Inc. (Telecommunications)	274	$11,193
Intermec, Inc.* (Machinery-Diversified)	274	3,025
International Business Machines Corp. (Computers)	7,398	1,269,127
International Rectifier Corp.* (Semiconductors)	548	15,328
Intersil Corp.—Class A (Semiconductors)	822	10,563
Intuit, Inc.* (Software)	1,644	85,258
j2 Global Communications, Inc.* (Internet)	274	7,735
JDA Software Group, Inc.* (Software)	274	8,464
JDS Uniphase Corp.* (Telecommunications)	1,370	22,824
Juniper Networks, Inc.* (Telecommunications)	3,288	103,572
KLA-Tencor Corp. (Semiconductors)	1,096	44,366
Lam Research Corp.* (Semiconductors)	822	36,398
Lexmark International, Inc.—Class A* (Computers)	548	16,034
Linear Technology Corp. (Semiconductors)	1,370	45,237
LSI Logic Corp.* (Semiconductors)	3,836	27,312
Marvell Technology Group, Ltd.* (Semiconductors)	3,288	48,547
Maxim Integrated Products, Inc. (Semiconductors)	1,918	49,024
MEMC Electronic Materials, Inc.* (Semiconductors)	1,370	11,686
Mentor Graphics Corp.* (Computers)	548	7,020
Microchip Technology, Inc. (Semiconductors)	1,096	41,549
Micron Technology, Inc.* (Semiconductors)	5,206	38,941
Micros Systems, Inc.* (Computers)	548	27,241
Microsemi Corp.* (Semiconductors)	548	11,234
Microsoft Corp. (Software)	45,210	1,175,460
Motorola Mobility Holdings, Inc.* (Telecommunications)	1,918	42,273
Motorola Solutions, Inc.* (Telecommunications)	1,918	88,305
National Semiconductor Corp. (Semiconductors)	1,370	33,716
NCR Corp.* (Computers)	1,096	20,703
NetApp, Inc.* (Computers)	2,192	115,694
Netlogic Microsystems, Inc.* (Semiconductors)	548	22,150
Novellus Systems, Inc.* (Semiconductors)	548	19,805
Nuance Communications, Inc.* (Software)	1,370	29,414
NVIDIA Corp.* (Semiconductors)	3,562	56,760
OmniVision Technologies, Inc.* (Semiconductors)	274	9,538
ON Semiconductor Corp.* (Semiconductors)	2,740	28,688
Oracle Corp. (Software)	23,290	766,474
Parametric Technology Corp.* (Software)	822	18,848
Pitney Bowes, Inc. (Office/Business Equipment)	1,096	25,197
Plantronics, Inc. (Telecommunications)	274	10,009
PMC-Sierra, Inc.* (Semiconductors)	1,370	10,371
Polycom, Inc.* (Telecommunications)	548	35,236
Progress Software Corp.* (Software)	274	6,612
QLIK Technologies, Inc.* (Software)	274	9,332
QLogic Corp.* (Semiconductors)	548	8,724
Qualcomm, Inc. (Telecommunications)	9,864	560,177
Quality Systems, Inc. (Software)	274	23,920
Quest Software, Inc.* (Software)	274	6,228
Rackspace Hosting, Inc.* (Internet)	548	23,422
Rambus, Inc.* (Semiconductors)	548	8,045
Red Hat, Inc.* (Software)	1,096	50,306
RF Micro Devices, Inc.* (Telecommunications)	1,644	10,061
Riverbed Technology, Inc.* (Computers)	822	32,543
Common Stocks, continued

	Shares	Value
Rovi Corp.* (Semiconductors)	548	$31,433
SAIC, Inc.* (Commercial Services)	2,192	36,869
Salesforce.com, Inc.* (Software)	822	122,462
SanDisk Corp.* (Computers)	1,370	56,855
SAVVIS, Inc.* (Telecommunications)	274	10,831
Seagate Technology PLC (Computers)	2,740	44,278
Semtech Corp.* (Semiconductors)	274	7,491
Silicon Laboratories, Inc.* (Semiconductors)	274	11,305
Skyworks Solutions, Inc.* (Semiconductors)	1,096	25,186
Solera Holdings, Inc. (Software)	548	32,420
Sonus Networks, Inc.* (Telecommunications)	1,370	4,439
SRA International, Inc.—Class A* (Computers)	274	8,472
SuccessFactors, Inc.* (Commercial Services)	548	16,111
Symantec Corp.* (Internet)	4,658	91,856
Synaptics, Inc.* (Computers)	274	7,053
Synopsys, Inc.* (Computers)	822	21,134
Tech Data Corp.* (Distribution/Wholesale)	274	13,396
Tekelec* (Telecommunications)	274	2,502
Tellabs, Inc. (Telecommunications)	1,918	8,842
Teradata Corp.* (Computers)	1,096	65,979
Teradyne, Inc.* (Semiconductors)	1,096	16,221
Tessera Technologies, Inc.* (Semiconductors)	274	4,696
Texas Instruments, Inc. (Semiconductors)	7,124	233,881
Tibco Software, Inc.* (Internet)	1,096	31,806
TriQuint Semiconductor, Inc.* (Semiconductors)	1,096	11,168
Unisys Corp.* (Computers)	274	7,042
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	548	33,669
VeriFone Systems, Inc.* (Software)	548	24,304
VeriSign, Inc. (Internet)	1,096	36,672
ViaSat, Inc.* (Telecommunications)	274	11,856
VMware, Inc.—Class A* (Software)	548	54,926
Websense, Inc.* (Internet)	274	7,116
Western Digital Corp.* (Computers)	1,370	49,841
Xerox Corp. (Office/Business Equipment)	8,220	85,570
Xilinx, Inc. (Semiconductors)	1,644	59,957
Yahoo!, Inc.* (Internet)	7,398	111,266
TOTAL COMMON STOCKS (Cost $5,145,394)		13,449,535

Repurchase Agreements(a) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $38,000	$38,000	$38,000
TOTAL INVESTMENT SECURITIES (Cost $5,183,394)—100.2%		13,487,535
Net other assets (liabilities)—(0.2)%		(27,185)
NET ASSETS—100.0%		$13,460,350

*  Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Technology :: 57

ProFund VP Technology invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Chemicals	$12,733	0.1%
Commercial Services	75,059	0.6%
Computers	4,850,312	36.0%
Distribution/Wholesale	30,529	0.2%
Electronics	40,717	0.3%
Internet	1,252,228	9.3%
Machinery-Diversified	3,025	NM
Office/Business Equipment	110,767	0.8%
Retail	4,853	NM
Semiconductors	2,282,815	17.0%
Software	3,009,024	22.4%
Telecommunications	1,777,473	13.2%
Other**	10,815	0.1%
Total	$13,460,350	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

58 :: ProFund VP Technology :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$5,183,394
Securities, at value	13,449,535
Repurchase agreements, at value	38,000
Total Investment Securities, at value	13,487,535
Cash	373
Dividends receivable	2,470
Receivable for capital shares issued	19,496
Prepaid expenses	213
TOTAL ASSETS	13,510,087
LIABILITIES:
Payable for capital shares redeemed	15,201
Advisory fees payable	8,153
Management services fees payable	1,087
Administration fees payable	467
Administrative services fees payable	3,476
Distribution fees payable	5,326
Trustee fees payable	2
Transfer agency fees payable	1,480
Fund accounting fees payable	995
Compliance services fees payable	160
Other accrued expenses	13,390
TOTAL LIABILITIES	49,737
NET ASSETS	$13,460,350
NET ASSETS CONSIST OF:
Capital	$13,488,758
Accumulated net investment income (loss)	(59,950)
Accumulated net realized gains (losses) on investments	(8,272,599)
Net unrealized appreciation (depreciation) on investments	8,304,141
NET ASSETS	$13,460,350
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	793,012
Net Asset Value (offering and redemption price per share)	$16.97

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$85,505
Interest	11
TOTAL INVESTMENT INCOME	85,516
EXPENSES:
Advisory fees	64,940
Management services fees	8,659
Administration fees	3,509
Transfer agency fees	5,016
Administrative services fees	21,966
Distribution fees	21,647
Custody fees	6,571
Fund accounting fees	7,275
Trustee fees	136
Compliance services fees	100
Other fees	9,832
Total Gross Expenses before reductions	149,651
Less Expenses reduced by the Advisor	(4,185)
TOTAL NET EXPENSES	145,466
NET INVESTMENT INCOME (LOSS)	(59,950)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	304,335
Change in net unrealized appreciation/depreciation on investments	(392,593)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(88,258)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(148,208)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Technology :: 59

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(59,950)	$(118,003)
Net realized gains (losses) on investments	304,335	1,371,052
Change in net unrealized appreciation/depreciation on investments	(392,593)	(943,084)
Change in net assets resulting from operations	(148,208)	309,965
CAPITAL TRANSACTIONS:
Proceeds from shares issued	10,661,022	21,199,221
Value of shares redeemed	(12,835,639)	(32,742,068)
Change in net assets resulting from capital transactions	(2,174,617)	(11,542,847)
Change in net assets	(2,322,825)	(11,232,882)
NET ASSETS:
Beginning of period	15,783,175	27,016,057
End of period	$13,460,350	$15,783,175
Accumulated net investment income (loss)	$(59,950)	$—
SHARE TRANSACTIONS:
Issued	603,901	1,394,681
Redeemed	(749,101)	(2,234,832)
Change in shares	(145,200)	(840,151)

See accompanying notes to the financial statements.

60 :: ProFund VP Technology :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$16.82		$15.19	$9.41	$16.91	$14.77	$14.91
Investment Activities:
Net investment income (loss)(a)	(0.06)		(0.11)	(0.08)	(0.11)	(0.16)	(0.16)
Net realized and unrealized gains (losses) on investments	0.21	(b)	1.74	5.86	(7.39)	2.30	1.27
Total income (loss) from investment activities	0.15		1.63	5.78	(7.50)	2.14	1.11
Distributions to Shareholders From:
Net realized gains on investments	—		—	—	—	—	(1.25)
Net Asset Value, End of Period	$16.97		$16.82	$15.19	$9.41	$16.91	$14.77
Total Return	0.89	%(c)	10.73%	61.42%	(44.35)%	14.41%	8.07%
Ratios to Average Net Assets:
Gross expenses(d)	1.73%		1.74%	1.79%	1.75%	1.72%	1.78%
Net expenses(d)	1.68%		1.68%	1.67%	1.63%	1.63%	1.68%
Net investment income (loss)(d)	(0.69)%		(0.75)%	(0.64)%	(0.82)%	(1.01)%	(1.07)%
Supplemental Data:
Net assets, end of period (000's)	$13,460		$15,783	$27,016	$7,017	$35,445	$18,517
Portfolio turnover rate(e)	52	%(c)	103%	225%	238%	332%	254%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Technology :: 61

Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").

Allocation of Portfolio Holdings (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	102%
U.S. Treasury Obligations	23%
Total Exposure	125%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligations (22.9%)

	Principal Amount	Value
U.S. Treasury Bonds, 4.375%, 5/15/41	$18,000,000	$17,978,906
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,188,228)		17,978,906

Repurchase Agreements(a)(b) (58.3%)

Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $45,630,000	45,630,000	45,630,000
TOTAL REPURCHASE AGREEMENTS (Cost $45,630,000)		45,630,000
TOTAL INVESTMENT SECURITIES (Cost $63,818,228)—81.2%		63,608,906
Net other assets (liabilities)—18.8%		14,717,567
NET ASSETS—100.0%		$78,326,473

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $3,219,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/41	$45,047,148	$(439,608)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/41	34,859,102	(261,966)
		$(701,574)

See accompanying notes to the financial statements.

62 :: ProFund VP U.S. Government Plus :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$63,818,228
Securities, at value	17,978,906
Repurchase agreements, at value	45,630,000
Total Investment Securities, at value	63,608,906
Cash	992
Interest receivable	100,577
Receivable for capital shares issued	15,439,890
Prepaid expenses	492
TOTAL ASSETS	79,150,857
LIABILITIES:
Payable for capital shares redeemed	43,655
Unrealized loss on swap agreements	701,574
Advisory fees payable	17,248
Management services fees payable	3,449
Administration fees payable	1,510
Administrative services fees payable	15,065
Distribution fees payable	14,735
Trustee fees payable	4
Transfer agency fees payable	4,278
Fund accounting fees payable	3,220
Compliance services fees payable	398
Other accrued expenses	19,248
TOTAL LIABILITIES	824,384
NET ASSETS	$78,326,473
NET ASSETS CONSIST OF:
Capital	$99,560,822
Accumulated net investment income (loss)	(254)
Accumulated net realized gains (losses) on investments	(20,323,199)
Net unrealized appreciation (depreciation) on investments	(910,896)
NET ASSETS	$78,326,473
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,962,204
Net Asset Value (offering and redemption price per share)	$19.77

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$339,879
EXPENSES:
Advisory fees	100,400
Management services fees	20,080
Administration fees	7,631
Transfer agency fees	10,892
Administrative services fees	57,150
Distribution fees	50,200
Custody fees	3,348
Fund accounting fees	14,656
Trustee fees	273
Compliance services fees	199
Printing fees	17,081
Other fees	9,389
Total Gross Expenses before reductions	291,299
Less Expenses reduced by the Advisor	(14,193)
TOTAL NET EXPENSES	277,106
NET INVESTMENT INCOME (LOSS)	62,773
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(445,604)
Net realized gains (losses) on futures contracts	(24,074)
Net realized gains (losses) on swap agreements	(757,054)
Change in net unrealized appreciation/depreciation on investments	392,411
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(834,321)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(771,548)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 63

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$62,773	$271,140
Net realized gains (losses) on investments	(1,226,732)	3,024,985
Change in net unrealized appreciation/depreciation on investments	392,411	(912,632)
Change in net assets resulting from operations	(771,548)	2,383,493
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(63,027)	(278,335)
Change in net assets resulting from distributions	(63,027)	(278,335)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	199,867,170	286,596,115
Dividends reinvested	63,027	278,335
Value of shares redeemed	(161,557,771)	(290,573,191)
Change in net assets resulting from capital transactions	38,372,426	(3,698,741)
Change in net assets	37,537,851	(1,593,583)
NET ASSETS:
Beginning of period	40,788,622	42,382,205
End of period	$78,326,473	$40,788,622
Accumulated net investment income (loss)	$(254)	$—
SHARE TRANSACTIONS:
Issued	10,277,768	14,461,533
Reinvested	3,161	13,042
Redeemed	(8,398,560)	(14,764,828)
Change in shares	1,882,369	(290,253)

See accompanying notes to the financial statements.

64 :: ProFund VP U.S. Government Plus :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$19.61		$17.88	$47.26	$32.10	$30.20	$32.75
Investment Activities:
Net investment income (loss)(a)	0.03		0.08	(0.05)	0.58	1.06	1.04
Net realized and unrealized gains (losses) on investments	0.16	(b)	1.73	(14.27)	15.15	1.91	(2.55)
Total income (loss) from investment activities	0.19		1.81	(14.32)	15.73	2.97	(1.51)
Distributions to Shareholders From:
Net investment income	(0.03)		(0.08)	—	(0.57)	(1.07)	(1.04)
Return of Capital	—		—	(0.01)	—	—	—
Net realized gains on investments	—		—	(15.05)	—	—	—
Total distributions	(0.03)		(0.08)	(15.06)	(0.57)	(1.07)	(1.04)
Net Asset Value, End of Period	$19.77		$19.61	$17.88	$47.26	$32.10	$30.20
Total Return	0.98	%(c)	10.10%	(32.62)%	49.73%	10.12%	(4.52)%
Ratios to Average Net Assets:
Gross expenses(d)	1.45%		1.47%	1.53%	1.45%	1.43%	1.42%
Net expenses(d)	1.38%		1.38%	1.36%	1.33%	1.33%	1.38%
Net investment income (loss)(d)	0.31%		0.42%	(0.16)%	1.71%	3.55%	3.45%
Supplemental Data:
Net assets, end of period (000's)	$78,326		$40,789	$42,382	$125,484	$94,705	$33,259
Portfolio turnover rate(e)	611	%(c)	658%	808%	464%	474%	1,308%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP U.S. Government Plus :: 65

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond")

Allocation of Portfolio Holdings (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(125)%
Total Exposure	(125)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (107.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $48,008,000	$48,008,000	$48,008,000
TOTAL REPURCHASE AGREEMENTS (Cost $48,008,000)		48,008,000
TOTAL INVESTMENT SECURITIES (Cost $48,008,000)—107.8%		48,008,000
Net other assets (liabilities)—(7.8)%		(3,471,410)
NET ASSETS—100.0%		$44,536,590

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $2,422,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/41	$(25,370,234)	$562,248
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/41	(30,464,258)	356,083
		$918,331

See accompanying notes to the financial statements.

66 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$48,008,000
Repurchase agreements, at value	48,008,000
Total Investment Securities, at value	48,008,000
Cash	429
Unrealized gain on swap agreements	918,331
Receivable for capital shares issued	88,235
Prepaid expenses	729
TOTAL ASSETS	49,015,724
LIABILITIES:
Payable for capital shares redeemed	4,358,533
Advisory fees payable	24,074
Management services fees payable	3,736
Administration fees payable	1,513
Administrative services fees payable	17,211
Distribution fees payable	18,674
Trustee fees payable	5
Transfer agency fees payable	4,913
Fund accounting fees payable	3,226
Compliance services fees payable	535
Other accrued expenses	46,714
TOTAL LIABILITIES	4,479,134
NET ASSETS	$44,536,590
NET ASSETS CONSIST OF:
Capital	$121,997,006
Accumulated net investment income (loss)	(457,953)
Accumulated net realized gains (losses) on investments	(77,920,794)
Net unrealized appreciation (depreciation) on investments	918,331
NET ASSETS	$44,536,590
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,859,432
Net Asset Value (offering and redemption price per share)	$11.54

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$15,951
EXPENSES:
Advisory fees	211,589
Management services fees	28,212
Administration fees	11,257
Transfer agency fees	16,074
Administrative services fees	81,061
Distribution fees	70,530
Custody fees	3,658
Fund accounting fees	21,551
Trustee fees	425
Compliance services fees	320
Other fees	31,625
Recoupment of prior expenses reduced by the Advisor	1,545
Total Expenses before reductions	477,847
Less Expenses reduced by the Advisor	(3,943)
TOTAL NET EXPENSES	473,904
NET INVESTMENT INCOME (LOSS)	(457,953)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(47,070)
Net realized gains (losses) on futures contracts	2,055
Net realized gains (losses) on swap agreements	(2,725,104)
Change in net unrealized appreciation/depreciation on investments	35,463
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,734,656)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,192,609)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 67

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(457,953)	$(868,842)
Net realized gains (losses) on investments	(2,770,119)	(11,222,441)
Change in net unrealized appreciation/depreciation on investments	35,463	1,309,067
Change in net assets resulting from operations	(3,192,609)	(10,782,216)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	108,654,579	165,438,594
Value of shares redeemed	(120,413,879)	(150,977,627)
Change in net assets resulting from capital transactions	(11,759,300)	14,460,967
Change in net assets	(14,951,909)	3,678,751
NET ASSETS:
Beginning of period	59,488,499	55,809,748
End of period	$44,536,590	$59,488,499
Accumulated net investment income (loss)	$(457,953)	$—
SHARE TRANSACTIONS:
Issued	8,983,012	13,063,428
Redeemed	(10,081,011)	(12,011,805)
Change in shares	(1,097,999)	1,051,623

See accompanying notes to the financial statements.

68 :: ProFund VP Rising Rates Opportunity :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$12.00		$14.29		$10.87	$18.53	$20.70	$19.13
Investment Activities:
Net investment income (loss)(a)	(0.10)		(0.20)		(0.21)	0.08	0.72	0.70
Net realized and unrealized gains (losses) on investments	(0.36)		(2.09)		3.70	(6.82)	(1.72)	1.26
Total income (loss) from investment activities	(0.46)		(2.29)		3.49	(6.74)	(1.00)	1.96
Distributions to Shareholders From:
Net investment income	—		—		(0.07)	(0.92)	(1.17)	(0.39)
Net Asset Value, End of Period	$11.54		$12.00		$14.29	$10.87	$18.53	$20.70
Total Return	(3.83	)%(b)	(16.03)%		32.18%	(37.97)%	(5.20)%	10.15%
Ratios to Average Net Assets:
Gross expenses(c)	1.69%		1.71%		1.73%	1.68%	1.63%	1.64%
Net expenses(c)	1.68%		1.68%		1.66%	1.63%	1.58%	1.61%
Net investment income (loss)(c)	(1.62)%		(1.57)%		(1.57)%	0.44%	3.47%	3.31%
Supplemental Data:
Net assets, end of period (000's)	$44,537		$59,488		$55,810	$36,590	$75,041	$130,894
Portfolio turnover rate(d)	—		436	%(e)	—	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(e)  Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Rising Rates Opportunity :: 69

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Notes to Financial Statements

1. Organization

ProFunds (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report: ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Financials, ProFund VP Health Care, ProFund VP Technology, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity (collectively, the "ProFunds VP" and individually, a "ProFund VP"). Each ProFund VP is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds' VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund VP will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the "Advisor"). Repurchase agreements are subject to the seller's agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP's custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

At June 30, 2011, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.00%, dated 6/30/11, due 7/1/11(1)	HSBC Securities (USA), Inc., 0.00%, dated 6/30/11, due 7/1/11(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.00%, dated 6/30/11, due 7/1/11(3)	UBS Securities LLC, 0.00%, dated 6/30/11, due 7/1/11(4)	UMB Bank N.A., 0.00%, dated 6/30/11, due 7/1/11(5)
ProFund VP Large-Cap Growth	$52,000	$110,000	$—	$5,000	$12,000
ProFund VP Small-Cap Growth	6,000	12,000	—	—	3,000
ProFund VP Asia 30	42,000	88,000	—	4,000	10,000
ProFund VP Europe 30	171,000	357,000	2,000	18,000	31,000
ProFund VP Financials	1,000	2,000	—	—	1,000
ProFund VP Technology	11,000	23,000	—	1,000	3,000
ProFund VP U.S. Government Plus	9,127,000	9,122,000	9,127,000	9,127,000	9,127,000
ProFund VP Rising Rates Opportunity	9,603,000	9,596,000	9,603,000	9,603,000	9,603,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at June 30, 2011 as follows:

(1)  Federal Home Loan Mortgage Corp., 3.15% to 3.50%, due 8/17/20 to 10/28/20

(2)  Federal Home Loan Bank, 1.00%, due 11/18/13 to 8/22/14, Federal National Mortgage Association, 1.13% to 6.13%, due 3/15/12 to 5/1/13, Federal Home Loan Mortgage Corp., 4.38% to 4.75%, due 7/15/13 to 11/17/15

72 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

(3)  U.S. Treasury Notes, 0.63%, due 12/31/12

(4)  Federal National Mortgage Association, 1.25% to 1.75%, due 5/7/13 to 2/27/14

(5)  U.S. Treasury Notes, 0.75% to 2.63%, due 12/15/13 to 5/31/15, Federal Home Loan Bank, 0.88% to 3.63%, due 9/16/11 to 5/29/15, Federal Farm Credit Bank, 0.88% to 2.00%, due 1/17/12 to 11/12/14, Federal Home Loan Mortgage Corp., 2.52% to 5.00%, due 1/30/14 to 12/9/14

Depositary Receipts

Certain ProFunds VP may invest in American Depositary Receipts ("ADRs"), New York Shares ("NYSs") and Global Registered Shares ("GRSs"). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter ("OTC"), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. An NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home (foreign) market. Similar to NYSs, GRSs give companies a way to list and trade their shares directly on the New York Stock Exchange, while remaining fully fungible with the shares traded in their home country.

Real Estate Investment Trusts

The ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts ("REITS") which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP's investment objective. All derivative instruments held during the period ended June 30, 2011, gained exposure to each ProFund VP's benchmark (e.g., index, etc.) to meet its investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP's Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP's investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with investment securities to meet their investment objective during the period ended June 30, 2011. With the exception of the ProFund VP listed below, the notional amount of the open derivative positions relative to each ProFund VP's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period for each respective ProFund VP. The volume associated with derivative positions in the ProFund VP U.S. Government Plus was 88% based on average monthly notional amounts in comparison to net assets during the period ended June 30, 2011.

The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon. The ProFunds VP use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to the foreign currency denominated futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 73 and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index option transactions are in cash.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. During the period ended June 30, 2011, the ProFunds VP did not write options.

Swap Agreements

The ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP. The ProFunds VP use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP's obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of underlying instruments. Pursuant to valuation procedures approved by the Board of Trustees, the net amount of the excess, if any, of each ProFund VP's obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the ProFund VP's custodian. In a long swap agreement where the fund receives the return on the index, the gain or loss on the notional amount plus dividends or interest on the underlying instrument or reference entity less the interest payable by each ProFund VP on the notional amount, as well as any trading spreads the ProFunds VP may agree to pay the counterparty on the notional amount are recorded as "unrealized gain or loss on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "net realized gains (losses) on swap agreements."

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap table included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap table included in the Schedule of Portfolio Investments. A ProFund VP will enter into swap agreements only with financial institutions that meet the credit

74 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties limiting the net amount due from any individual counterparty and generally requiring collateral to be posted by the counterparty for amounts owed to the ProFunds VP. All of the outstanding swap agreements at June 30, 2011 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is obligated to pay or entitled to receive the "unrealized gain or loss" amount.

The ProFund VP, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP. In the event of the bankruptcy of a counterparty, the ProFund VP will have direct access to the collateral received from the counterparty, generally as of the day prior to the bankruptcy, because there is a one day time lag between the ProFund's VP request for collateral and the delivery of such collateral. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of June 30, 2011, the collateral posted by counterparties consisted of U.S. treasury securities.

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the ProFund VP's Statement of Assets and Liabilities as of June 30, 2011:

	Assets		Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Loss on Swap Agreements
Equity Risk Exposure:
ProFund VP Europe 30	$16,600	$—	$—
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	—	—	701,574
ProFund VP Rising Rates Opportunity	—	918,331	—

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the ProFund VP's Statement of Operations for the period ended June 30, 2011:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gain (Loss) on Futures Contracts	Net Realized Gain (Loss) on Swap Agreements	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
ProFund VP Europe 30	$32,063	$—	$3,481
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	(24,074)	(757,054)	(1,958,844)
ProFund VP Rising Rates Opportunity	2,055	(2,725,104)	29,328

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 75

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP U.S. Government Plus) intends to declare and distribute net investment income at least annually. ProFund VP U.S. Government Plus declares dividends from net investment income daily and pays dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as "Fees paid indirectly."

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs"("ASU 2011-04"). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds' VP investments are summarized in the three broad levels listed below:

•  Level 1–quoted prices in active markets for identical assets

•  Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3–significant unobservable inputs (including the ProFunds' VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System ("NASDAQ/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or

76 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Exchange traded derivatives (e.g., futures contracts and options on securities, indices and futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements and forward currency contracts) are valued based on procedures approved by the Trust's Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. While the Trust's policy is intended to result in a calculation of a ProFund VP's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2011, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Large-Cap Value
Common Stocks	$26,396,255	$—	$—	$—	$26,396,255	$—
Rights/Warrants	8	—	—	—	8	—
Total	$26,396,263	$—	$—	$—	$26,396,263	$—
ProFund VP Large-Cap Growth
Common Stocks	$27,210,497	$—	$—	$—	$27,210,497	$—
Repurchase Agreements	—	—	179,000	—	179,000	—
Total	$27,210,497	$—	$179,000	$—	$27,389,497	$—
ProFund VP Small-Cap Value
Common Stocks	$26,291,455	$—	$—	$—	$26,291,455	$—
Total	$26,291,455	$—	$—	$—	$26,291,455	$—
ProFund VP Small-Cap Growth
Common Stocks	$45,979,917	$—	$—	$—	$45,979,917	$—
Repurchase Agreements	—	—	21,000	—	21,000	—
Total	$45,979,917	$—	$21,000	$—	$46,000,917	$—
ProFund VP Asia 30
Common Stocks	$77,266,208	$—	$—	$—	$77,266,208	$—
Repurchase Agreements	—	—	144,000	—	144,000	—
Total	$77,266,208	$—	$144,000	$—	$77,410,208	$—
ProFund VP Europe 30
Common Stocks	$45,060,386	$—	$—	$—	$45,060,386	$—
Repurchase Agreements	—	—	579,000	—	579,000	—
Futures Contracts	—	16,600	—	—	—	16,600
Total	$45,060,386	$16,600	$579,000	$—	$45,639,386	$16,600
ProFund VP Financials
Common Stocks	$26,326,969	$—	$—	$—	$26,326,969	$—
Rights/Warrants	1	—	—	—	1	—
Repurchase Agreements	—	—	4,000	—	4,000	—
Total	$26,326,970	$—	$4,000	$—	$26,330,970	$—

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 77

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Health Care
Common Stocks	$43,036,028	$—	$—	$—	$43,036,028	$—
Total	$43,036,028	$—	$—	$—	$43,036,028	$—
ProFund VP Technology
Common Stocks	$13,449,535	$—	$—	$—	$13,449,535	$—
Repurchase Agreements	—	—	38,000	—	38,000	—
Total	$13,449,535	$—	$38,000	$—	$13,487,535	$—
ProFund VP U.S. Government Plus
U.S. Treasury Obligations	$—	$—	$17,978,906	$—	$17,978,906	$—
Repurchase Agreements	—	—	45,630,000	—	45,630,000	—
Swap Agreements	—	—	—	(701,574)	—	(701,574)
Total	$—	$—	$63,608,906	$(701,574)	$63,608,906	$(701,574)
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$48,008,000	$—	$48,008,000	$—
Swap Agreements	—	—	—	918,331	—	918,331
Total	$—	$—	$48,008,000	$918,331	$48,008,000	$918,331

^  Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of June 30, 2011.

4. Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund's VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund's VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. ("Citi"), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust's and Access One Trust's aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust's and Access One Trust's aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor.

Under a Distribution and Shareholder Services Plan (the "Plan"), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as "Administrative services fees."

78 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees will also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended June 30, 2011, actual Trustee compensation was $223,877 in aggregate from the Trust and affiliated Trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus). ProFund VP U.S. Government Plus' operating expenses are limited to an annualized rate of 1.38% of its average daily net assets. These expense limitations remain in effect until April 30, 2012.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of June 30, 2011, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 04/30/12	Expires 04/30/13	Expires 04/30/14	Expires 04/30/15	Total
ProFund VP Large-Cap Value	$97,951	$57,440	$63,523	$7,416	$226,330
ProFund VP Large-Cap Growth	93,898	54,019	47,564	6,188	201,669
ProFund VP Small-Cap Value	82,762	67,168	83,928	7,357	241,215
ProFund VP Small-Cap Growth	79,401	71,321	64,330	10,960	226,012
ProFund VP Asia 30	106,690	51,307	4,087	—	162,084
ProFund VP Europe 30	36,510	55,765	7,099	3,286	102,660
ProFund VP Financials	55,521	42,736	31,673	3,482	133,412
ProFund VP Health Care	51,152	18,123	14,848	2,548	86,671
ProFund VP Technology	18,478	20,720	7,827	1,354	48,379
ProFund VP U.S. Government Plus	173,433	46,914	49,182	3,885	273,414
ProFund VP Rising Rates Opportunity	36,185	28,641	12,368	3,943	81,137

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2011 were as follows:

	Purchases	Sales
ProFund VP Large-Cap Value	$48,101,294	$56,359,939
ProFund VP Large-Cap Growth	34,149,769	44,297,723
ProFund VP Small-Cap Value	30,477,804	32,610,873
ProFund VP Small-Cap Growth	69,094,410	85,855,938
ProFund VP Asia 30	14,538,826	36,917,634
ProFund VP Europe 30	24,960,100	30,123,818
ProFund VP Financials	6,134,707	7,330,795
ProFund VP Health Care	30,757,247	13,524,787
ProFund VP Technology	9,009,625	11,129,135

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2011 were as follows:

	Purchases	Sales
ProFund U.S. Government Plus	$100,047,977	$99,774,430
ProFund VP Rising Rates Opportunity	—	17,480,533

6. Investment Risks

Active Investor Risk

The ProFunds VP permit frequent purchases and exchanges without restriction, which could increase transaction costs. In addition, large movements of assets into and out of a ProFund VP may have a negative impact on the ProFund VP's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, that ProFund VP's expense ratio may vary from current estimates or the historical ratio disclosed in this report.

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 79

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP's benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments include information on each ProFund VP's holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP's correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index or securities underlying its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding periodic index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds' VP ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP's daily investment objective.

Certain ProFunds VP are "leveraged" funds in the sense that they have investment objectives to match a multiple, the inverse or a multiple of the inverse of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds VP having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the index or security performance (or the inverse of the index or security performance) times the stated multiple in the fund objective, as applicable, before accounting for fees and fund expenses. As a result of compounding, leveraged ProFunds VP are unlikely to provide a simple multiple (e.g., -1x, 2x, or -2x) of an index's return over periods longer than one day. A "single day" is measured from the time a ProFunds VP calculates its net asset value ("NAV") to the time of the ProFunds VP's next NAV calculation.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties post collateral for the benefit of each ProFund VP, marked to market daily, in an amount approximately equal to the amount that the counterparty owes the ProFund VP. In the event of the bankruptcy of a counterparty, the ProFund VP will have direct access to the collateral received from the counterparty, generally as of the day prior to the bankruptcy, because there is a one day time lag between the ProFund's VP request for collateral and the delivery of such collateral. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. The ProFunds VP enter into swap agreements and forward contracts with counterparties that the Advisor has determined to be large, well capitalized and well established financial institutions.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFunds' VP exposure to the markets exceed the net assets of the ProFund VP, all of the ProFunds VP may use leveraged investment techniques to achieve their investment objectives.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

80 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

7. Federal Income Tax Information

As of the latest tax year end of December 31, 2010, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Expires 12/31/11	Expires 12/31/12	Expires 12/31/13	Expires 12/31/14	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Large-Cap Value	$—	$—	$—	$—	$—	$3,473,422	$3,158,651	$—	$6,632,073
ProFund VP Large-Cap Growth	—	—	—	—	—	7,180,100	502,193	—	7,682,293
ProFund VP Small-Cap Value	—	—	—	—	—	8,197,735	3,907,712	248,076	12,353,523
ProFund VP Europe 30	—	—	—	—	—	—	3,508,484	1,215,921	4,724,405
ProFund VP Financials	—	—	—	—	—	6,088,475	3,025,224	986,600	10,100,299
ProFund VP Health Care	96,603	545,130	231,706	—	—	3,312,213	2,837,758	—	7,023,410
ProFund VP Technology	—	—	—	635,501	—	2,121,701	—	—	2,757,202
ProFund VP U.S. Government Plus	—	—	—	—	—	—	18,773,965	—	18,773,965
ProFund VP Rising Rates Opportunity	—	8,365,460	22,965,205	—	5,366,257	27,138,193	—	11,189,405	75,024,520

As of the latest tax year end of December 31, 2010, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options in addition to changes in ProFund VP ownership during the year and in prior years. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which are offset will not be distributed to shareholders:

	Expires 12/31/11	Expires 12/31/12	Expires 12/31/13	Total
ProFund VP Europe 30	$7,667,165	$3,425,937	$—	$11,093,102
ProFund VP Financials	945,462	—	—	945,462
ProFund VP Health Care	756,535	—	—	756,535
ProFund VP Technology	186,109	1,756,670	566,821	2,509,600

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the ProFunds VP. In general, the provisions of the Act will be effective for the ProFunds' VP fiscal year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses, however there may be a greater likelihood that all or a portion of each ProFund VP's pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the ProFunds VP, if any, will be contained within the "Federal Income Tax Information" section of the notes to financial statements for the fiscal year ending December 31 2011.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Total Distributions Paid
ProFund VP Large-Cap Value	$379,799	$—	$379,799	$379,799
ProFund VP Large-Cap Growth	25,501	—	25,501	25,501
ProFund VP Small-Cap Value	52,497	—	52,497	52,497
ProFund VP Asia 30	72,405	—	72,405	72,405
ProFund VP Europe 30	807,118	—	807,118	807,118
ProFund VP Financials	88,722	—	88,722	88,722
ProFund VP Health Care	89,402	—	89,402	89,402
ProFund VP U.S. Government Plus	278,335	—	278,335	278,335

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 81

As of the latest tax year ended December 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Large-Cap Value	$229,359	$—	$—	$(6,632,073)	$(3,264,716)	$(9,667,430)
ProFund VP Large-Cap Growth	—	—	—	(7,682,293)	6,862,805	(819,488)
ProFund VP Small-Cap Value	—	—	—	(12,353,523)	785,094	(11,568,429)
ProFund VP Small-Cap Growth	—	90,289	—	—	5,347,946	5,438,235
ProFund VP Asia 30	26,281	4,423,386	—	—	23,394,507	27,844,174
ProFund VP Europe 30	429,485	—	—	(15,817,507)	3,378,283	(12,009,739)
ProFund VP Financials	—	—	—	(11,045,761)	(1,898,484)	(12,944,245)
ProFund VP Health Care	78,225	—	—	(7,779,945)	3,664,987	(4,036,733)
ProFund VP Technology	—	—	—	(5,266,802)	5,386,602	119,800
ProFund VP U.S. Government Plus	—	—	—	(18,773,965)	(1,625,809)	(20,399,774)
ProFund VP Rising Rates Opportunity	—	—	—	(75,024,520)	756,714	(74,267,806)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year.

At June 30, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
ProFund VP Large-Cap Value	$28,559,073	$6,953,621	$(9,116,431)	$(2,162,810)
ProFund VP Large-Cap Growth	20,520,561	11,180,927	(4,311,991)	6,868,936
ProFund VP Small-Cap Value	24,830,755	7,737,588	(6,276,888)	1,460,700
ProFund VP Small-Cap Growth	40,491,601	12,729,971	(7,220,655)	5,509,316
ProFund VP Asia 30	55,187,675	34,536,025	(12,313,492)	22,222,533
ProFund VP Europe 30	39,754,953	13,198,064	(7,313,631)	5,884,433
ProFund VP Financials	28,725,579	11,410,729	(13,805,338)	(2,394,609)
ProFund VP Health Care	36,625,749	11,372,099	(4,961,820)	6,410,279
ProFund VP Technology	8,371,196	8,315,733	(3,199,394)	5,116,339
ProFund VP U.S. Government Plus	63,818,228	—	(209,322)	(209,322)
ProFund VP Rising Rates Opportunity	48,008,000	—	—	—

82 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

Expense Examples

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2011 and held for the entire period from January 1, 2011 through June 30, 2011.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11	Annualized Expense Ratio During Period 1/1/11 - 6/30/11
ProFund VP Large-Cap Value	$1,000.00	$1,044.00	$8.51	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,059.00	8.58	1.68%
ProFund VP Small-Cap Value	1,000.00	1,030.00	8.46	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,103.60	8.76	1.68%
ProFund VP Asia 30	1,000.00	1,009.20	8.37	1.68%
ProFund VP Europe 30	1,000.00	1,078.60	8.66	1.68%
ProFund VP Financials	1,000.00	980.80	8.25	1.68%
ProFund VP Health Care	1,000.00	1,130.60	8.87	1.68%
ProFund VP Technology	1,000.00	1,008.90	8.37	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,009.80	6.88	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	961.70	8.17	1.68%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11	Annualized Expense Ratio During Period 1/1/11 - 6/30/11
ProFund VP Large-Cap Value	$1,000.00	$1,016.46	$8.40	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,016.46	8.40	1.68%
ProFund VP Small-Cap Value	1,000.00	1,016.46	8.40	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,016.46	8.40	1.68%
ProFund VP Asia 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP Europe 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP Financials	1,000.00	1,016.46	8.40	1.68%
ProFund VP Health Care	1,000.00	1,016.46	8.40	1.68%
ProFund VP Technology	1,000.00	1,016.46	8.40	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,017.95	6.90	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.46	8.40	1.68%

*  Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

84 :: Expense Examples (unaudited)

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P.O. Box 182800

Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' VP website at profunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

06/11

CLASSIC PROFUNDS VP

Small-Cap Value

Japan

ULTRA PROFUNDS VP

UltraMid-Cap

SECTOR PROFUNDS VP

Oil & Gas

JUNE 30, 2011

Semiannual Report

i	Message from the Chairman

1	Financial Statements and Financial Highlights

2	ProFund VP Small-Cap Value

10	ProFund VP Japan

14	ProFund VP UltraMid-Cap

22	ProFund VP Oil & Gas

28	Notes to Financial Statements

38	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of ProFunds VP for the six months ended June 30, 2011.

Equity Markets Continue to Rise

U.S. equity markets delivered solid returns during the six-month period ended June 30, 2011, driven by strong corporate profits. The S&P 500® rose 6.0%, extending the rally that began in March 2009, when the index began its climb from a 13-year low. Small- and mid-cap stocks outperformed large cap, with the S&P MidCap 400® up 8.6% and the Russell 2000® Index up 6.2%.

Most sector indexes delivered positive returns for the six-month period, as measured by the Dow Jones U.S. Industry IndexesSM. The health care, energy and real estate sectors were the strongest performers, with returns in the double digits. Financials were off 1.2%, and technology and basic materials were up only slightly.

Foreign equity markets continued their ascent, returning   4.1%, as measured by the MSCI All Country World Index ex USA. European markets rose, with the MSCI Europe Index up 9.6%. Emerging markets, on the other hand, ran out of steam, with the MSCI Emerging Markets Index returning just 1.0%, compared to 26.9% for the six months ended December 31, 2010. Japan, devastated by the earthquake and tsunami earlier this year, declined 4.7%, as measured by the MSCI Japan Index.

The U.S. dollar declined 6.0% against the basket of major currencies that comprise the U.S. Dollar Index. U.S. dollar weakness boosted the dollar returns of foreign markets, most notably Europe and Japan.

Fixed Income Markets Resilient

U.S. fixed-income markets continued to rise, reflecting the effects of low interest rates and the Fed's QE2 program (the second round of quantitative easing). The Barclays Capital U.S. Aggregate Bond Index® gained 2.7% for the six-month period. Corporate credit markets were the best performers, as reflected by the Markit iBoxx® $ Liquid Investment Grade Index, up 3.5%, and the Markit iBoxx® $ Liquid High Yield Index, up 4.6%. Treasurys, as measured by the Ryan Labs Treasury 5, 10 and 30 Year Indexes, rose 3.3%, 3.1% and 1.5%, respectively.

Whatever your view on the market, our innovative array of funds offers valuable tools that can help you express your view and manage risk. To learn more, please visit us at profunds.com.

We appreciate your trust and confidence in ProFunds.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

i

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Financial Statements and Financial Highlights

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
World Fuel Services Corp.	1.0%
Esterline Technologies Corp.	0.9%
ProAssurance Corp.	0.8%
Moog, Inc.—Class A	0.8%
EMCOR Group, Inc.	0.8%

S&P SmallCap 600/Citigroup Value Index – Composition

% of Index
Industrial	24%
Financial	23%
Consumer Cyclical	14%
Consumer Non-Cyclical	14%
Utilities	7%
Technology	5%
Energy	5%
Communications	4%
Basic Materials	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.3%)

	Shares	Value
A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,670	$27,739
AAON, Inc. (Building Materials)	668	14,589
AAR Corp. (Aerospace/Defense)	4,175	113,101
ABM Industries, Inc. (Commercial Services)	5,010	116,933
Acadia Realty Trust (REIT)	1,670	33,951
Actuant Corp.—Class A (Miscellaneous Manufacturing)	7,014	188,186
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,505	37,049
Aerovironment, Inc.* (Aerospace/Defense)	835	29,517
Affymetrix, Inc.* (Biotechnology)	7,348	58,270
Agilysys, Inc.* (Computers)	2,004	16,713
Albany International Corp.—Class A (Machinery-Diversified)	2,839	74,921
ALLETE, Inc. (Electric)	3,173	130,220
Alliance One International, Inc.* (Agriculture)	9,018	29,128
AMCOL International Corp. (Mining)	1,336	50,982
Amedisys, Inc.* (Healthcare-Services)	3,006	80,050
American States Water Co. (Water)	835	28,941
American Vanguard Corp. (Chemicals)	2,171	28,158
AMERIGROUP Corp.* (Healthcare-Services)	2,004	141,222
Amerisafe, Inc.* (Insurance)	1,837	41,553
AMN Healthcare Services, Inc.* (Commercial Services)	4,175	34,736
AmSurg Corp.* (Healthcare-Services)	3,173	82,910
Analogic Corp. (Electronics)	501	26,348
Anixter International, Inc. (Telecommunications)	3,006	196,412
Apogee Enterprises, Inc. (Building Materials)	2,839	36,368
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,841	136,778
Arch Chemicals, Inc. (Chemicals)	2,672	92,024
Arctic Cat, Inc.* (Leisure Time)	1,336	17,942
Arkansas Best Corp. (Transportation)	2,672	63,407
Arris Group, Inc.* (Telecommunications)	12,859	149,293
Astec Industries, Inc.* (Machinery-Construction & Mining)	2,004	74,108
ATMI, Inc.* (Semiconductors)	2,171	44,354
Audiovox Corp.—Class A* (Telecommunications)	2,004	15,150
Avid Technology, Inc.* (Software)	3,006	56,633
Common Stocks, continued

	Shares	Value
Avista Corp. (Electric)	6,012	$154,448
AZZ, Inc. (Miscellaneous Manufacturing)	501	22,946
B&G Foods, Inc.—Class A (Food)	2,004	41,322
Badger Meter, Inc. (Electronics)	668	24,709
Bank Mutual Corp. (Banks)	4,676	17,161
Bank of the Ozarks, Inc. (Banks)	501	26,082
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,676	116,012
Basic Energy Services, Inc.* (Oil & Gas Services)	1,503	47,299
Bel Fuse, Inc.—Class B (Electronics)	1,169	25,356
Belden, Inc. (Electrical Components & Equipment)	2,672	93,146
Benchmark Electronics, Inc.* (Electronics)	6,346	104,709
Big 5 Sporting Goods Corp. (Retail)	1,002	7,876
BioMed Realty Trust, Inc. (REIT)	7,181	138,162
Black Box Corp. (Telecommunications)	1,837	57,443
Blyth, Inc. (Household Products/Wares)	501	25,225
Boston Private Financial Holdings, Inc. (Banks)	8,016	52,745
Boyd Gaming Corp.* (Lodging)	5,678	49,399
Brady Corp.—Class A (Electronics)	5,511	176,683
Briggs & Stratton Corp. (Machinery-Diversified)	5,177	102,815
Brightpoint, Inc.* (Distribution/Wholesale)	7,014	56,884
Bristow Group, Inc. (Transportation)	3,674	187,447
Brookline Bancorp, Inc. (Savings & Loans)	6,179	57,279
Brooks Automation, Inc.* (Semiconductors)	6,847	74,358
Brown Shoe Co., Inc. (Retail)	4,509	48,021
Brunswick Corp. (Leisure Time)	4,676	95,390
Cabot Microelectronics Corp.* (Chemicals)	835	38,802
CACI International, Inc.—Class A* (Computers)	3,173	200,153
Cal-Maine Foods, Inc. (Food)	501	16,012
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	1,336	19,399
Calgon Carbon Corp.* (Environmental Control)	3,006	51,102
Callaway Golf Co. (Leisure Time)	6,680	41,550
Cambrex Corp.* (Biotechnology)	3,006	13,888
Cantel Medical Corp. (Healthcare-Products)	334	8,988
Cascade Corp. (Machinery-Diversified)	668	31,777
Casey's General Stores, Inc. (Retail)	3,841	169,004
CDI Corp. (Commercial Services)	1,336	17,755

See accompanying notes to the financial statements.

2 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Cedar Shopping Centers, Inc. (REIT)	5,010	$25,802
Centene Corp.* (Healthcare-Services)	5,177	183,939
Central Garden & Pet Co.—Class A* (Household Products/Wares)	5,010	50,851
Central Vermont Public Service Corp. (Electric)	1,336	48,296
Century Aluminum Co.* (Mining)	3,674	57,498
Ceradyne, Inc.* (Miscellaneous Manufacturing)	2,505	97,670
CH Energy Group, Inc. (Electric)	1,670	88,944
Checkpoint Systems, Inc.* (Electronics)	4,175	74,649
Christopher & Banks Corp. (Retail)	3,674	21,126
CIBER, Inc.* (Computers)	7,348	40,781
Cincinnati Bell, Inc.* (Telecommunications)	20,541	68,196
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,002	42,916
City Holding Co. (Banks)	1,503	49,644
Clarcor, Inc. (Miscellaneous Manufacturing)	2,672	126,332
Clearwater Paper Corp.* (Forest Products & Paper)	1,169	79,819
Cognex Corp. (Machinery-Diversified)	1,837	65,085
Cohu, Inc. (Semiconductors)	1,670	21,894
Coldwater Creek, Inc.* (Retail)	6,179	8,651
Colonial Properties Trust (REIT)	5,177	105,611
Columbia Banking System, Inc. (Banks)	4,008	69,018
Comfort Systems USA, Inc. (Building Materials)	3,841	40,753
Community Bank System, Inc. (Banks)	2,505	62,099
Comtech Telecommunications Corp. (Telecommunications)	2,672	74,923
CONMED Corp.* (Healthcare-Products)	3,006	85,611
Corinthian Colleges, Inc.* (Commercial Services)	8,684	36,994
Cross Country Healthcare, Inc.* (Commercial Services)	3,173	24,115
CryoLife, Inc.* (Biotechnology)	1,670	9,352
CTS Corp. (Electronics)	3,507	33,913
Cubic Corp. (Electronics)	668	34,061
Curtiss-Wright Corp. (Aerospace/Defense)	4,843	156,768
Cymer, Inc.* (Electronics)	1,837	90,950
Daktronics, Inc. (Electronics)	2,004	21,623
DealerTrack Holdings, Inc.* (Internet)	1,670	38,326
Delphi Financial Group, Inc.—Class A (Insurance)	5,678	165,854
Deltic Timber Corp. (Forest Products & Paper)	668	35,865
Diamond Foods, Inc. (Food)	835	63,744
DiamondRock Hospitality Co. (REIT)	9,519	102,139
Digi International, Inc.* (Software)	2,672	34,736
Dime Community Bancshares, Inc. (Savings & Loans)	1,670	24,282
Drew Industries, Inc. (Building Materials)	2,004	49,539
DSP Group, Inc.* (Semiconductors)	2,338	20,341
Dycom Industries, Inc.* (Engineering & Construction)	3,507	57,304
E.W. Scripps Co.* (Media)	2,004	19,379
Eagle Materials, Inc. (Building Materials)	3,173	88,432
EastGroup Properties, Inc. (REIT)	1,169	49,694
El Paso Electric Co. (Electric)	2,338	75,517
Electro Scientific Industries, Inc.* (Electronics)	1,670	32,231
EMCOR Group, Inc.* (Engineering & Construction)	6,847	200,686
Emergent Biosolutions, Inc.* (Biotechnology)	1,002	22,595
Employers Holdings, Inc. (Insurance)	4,008	67,214
EMS Technologies, Inc.* (Telecommunications)	1,503	49,554
Encore Wire Corp. (Electrical Components & Equipment)	2,004	48,537
Entertainment Properties Trust (REIT)	2,505	116,983
EPIQ Systems, Inc. (Software)	3,340	47,495
eResearchTechnology, Inc.* (Internet)	2,338	14,893

Common Stocks, continued

	Shares	Value
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,503	$55,310
Esterline Technologies Corp.* (Aerospace/Defense)	3,173	242,417
Ethan Allen Interiors, Inc. (Home Furnishings)	3,006	63,998
Exar Corp.* (Semiconductors)	2,004	12,685
Extra Space Storage, Inc. (REIT)	4,676	99,739
F.N.B. Corp. (Banks)	13,193	136,548
FARO Technologies, Inc.* (Electronics)	835	36,573
Federal Signal Corp. (Miscellaneous Manufacturing)	6,346	41,630
FEI Co.* (Electronics)	2,338	89,288
First BanCorp.* (Banks)	2,171	9,357
First Commonwealth Financial Corp. (Banks)	9,686	55,598
First Financial Bancorp (Banks)	3,173	52,957
First Financial Bankshares, Inc. (Banks)	1,837	63,285
First Midwest Bancorp, Inc. (Banks)	7,682	94,412
Forestar Group, Inc.* (Real Estate)	1,503	24,694
Forward Air Corp. (Transportation)	1,336	45,143
Franklin Street Properties Corp. (REIT)	7,348	94,863
Fred's, Inc. (Retail)	4,008	57,835
Fuller (H.B.) Co. (Chemicals)	5,177	126,422
G & K Services, Inc. (Textiles)	2,004	67,855
GenCorp, Inc.* (Aerospace/Defense)	6,012	38,597
General Communication, Inc.—Class A* (Telecommunications)	1,670	20,157
Genesco, Inc.* (Retail)	1,002	52,204
Gentiva Health Services, Inc.* (Healthcare-Services)	3,173	66,094
GeoResources, Inc.* (Oil & Gas)	501	11,267
Gerber Scientific, Inc.* (Machinery-Diversified)	2,672	29,739
Getty Realty Corp. (REIT)	835	21,067
Gibraltar Industries, Inc.* (Iron/Steel)	3,173	35,918
Glacier Bancorp, Inc. (Banks)	7,515	101,302
Greatbatch, Inc.* (Electrical Components & Equipment)	1,002	26,874
Griffon Corp.* (Miscellaneous Manufacturing)	4,843	48,817
Group 1 Automotive, Inc. (Retail)	2,505	103,156
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,503	48,517
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	3,507	85,816
Hanmi Financial Corp.* (Banks)	15,698	16,797
Harmonic, Inc.* (Telecommunications)	5,678	41,052
Harte-Hanks, Inc. (Advertising)	4,008	32,545
Haverty Furniture Cos., Inc. (Retail)	2,004	23,066
Haynes International, Inc. (Metal Fabricate/Hardware)	835	51,712
Headwaters, Inc.* (Energy-Alternate Sources)	6,346	19,863
Healthcare Realty Trust, Inc. (REIT)	4,843	99,911
Healthways, Inc.* (Healthcare-Services)	3,507	53,236
Heartland Express, Inc. (Transportation)	3,006	49,779
Heartland Payment Systems, Inc. (Commercial Services)	4,008	82,565
Heidrick & Struggles International, Inc. (Commercial Services)	1,837	41,590
Helen of Troy, Ltd.* (Household Products/Wares)	3,173	109,564
Hillenbrand, Inc. (Commercial Services)	3,507	82,941
Home Bancshares, Inc. (Banks)	2,338	55,270
Home Properties, Inc. (REIT)	1,670	101,670
Horace Mann Educators Corp. (Insurance)	4,175	65,172
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	2,338	64,295
Hot Topic, Inc. (Retail)	4,676	34,789
Hub Group, Inc.—Class A* (Transportation)	2,338	88,049
ICU Medical, Inc.* (Healthcare-Products)	668	29,192

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 3

Common Stocks, continued

	Shares	Value
Independent Bank Corp./MA (Banks)	2,171	$56,989
Infinity Property & Casualty Corp. (Insurance)	1,336	73,026
InfoSpace, Inc.* (Internet)	3,841	35,030
Inland Real Estate Corp. (REIT)	5,344	47,188
Insight Enterprises, Inc.* (Retail)	4,843	85,770
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	4,008	84,048
Insperity, Inc. (Commercial Services)	1,169	34,614
Integral Systems, Inc.* (Computers)	1,002	12,194
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	4,342	67,952
Interface, Inc.—Class A (Office Furnishings)	3,006	58,226
Intermec, Inc.* (Machinery-Diversified)	4,843	53,467
Intevac, Inc.* (Machinery-Diversified)	1,336	13,641
Invacare Corp. (Healthcare-Products)	3,340	110,855
Investment Technology Group, Inc.* (Diversified Financial Services)	4,342	60,875
ION Geophysical Corp.* (Oil & Gas Services)	8,183	77,411
J & J Snack Foods Corp. (Food)	668	33,300
Jack in the Box, Inc.* (Retail)	5,177	117,932
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,670	30,745
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,336	25,812
K-Swiss, Inc.—Class A* (Apparel)	2,839	30,179
Kaiser Aluminum Corp. (Mining)	1,503	82,094
Kaman Corp. (Aerospace/Defense)	2,672	94,776
Kaydon Corp. (Metal Fabricate/Hardware)	2,171	81,022
Kelly Services, Inc.—Class A* (Commercial Services)	2,839	46,843
Kendle International, Inc.* (Commercial Services)	1,503	22,665
Kilroy Realty Corp. (REIT)	3,507	138,491
Kite Realty Group Trust (REIT)	6,513	32,435
Knight Transportation, Inc. (Transportation)	3,173	53,909
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,336	50,674
Kraton Performance Polymers, Inc.* (Chemicals)	2,004	78,497
La-Z-Boy, Inc.* (Home Furnishings)	5,344	52,745
Laclede Group, Inc. (Gas)	2,338	88,447
LaSalle Hotel Properties (REIT)	5,511	145,160
Lawson Products, Inc. (Metal Fabricate/Hardware)	334	6,570
LCA-Vision, Inc.* (Healthcare-Products)	1,169	5,588
Lexington Realty Trust (REIT)	8,517	77,760
LHC Group, Inc.* (Healthcare-Services)	501	11,553
Lincoln Educational Services Corp. (Commercial Services)	835	14,320
Lithia Motors, Inc.—Class A (Retail)	2,338	45,895
Live Nation, Inc.* (Commercial Services)	16,199	185,803
Liz Claiborne, Inc.* (Apparel)	6,513	34,845
LogMeIn, Inc.* (Telecommunications)	835	32,206
LoJack Corp.* (Electronics)	1,169	5,097
LSB Industries, Inc.* (Miscellaneous Manufacturing)	835	35,838
LTC Properties, Inc. (REIT)	1,503	41,813
Lufkin Industries, Inc. (Oil & Gas Services)	1,336	114,963
Lydall, Inc.* (Miscellaneous Manufacturing)	1,837	21,971
M/I Schottenstein Homes, Inc.* (Home Builders)	2,004	24,569
Magellan Health Services, Inc.* (Healthcare-Services)	1,169	63,991
Marcus Corp. (Lodging)	2,171	21,449
MarineMax, Inc.* (Retail)	2,338	20,481
Materion Corp.* (Mining)	668	24,696
Matrix Service Co.* (Oil & Gas Services)	2,672	35,751
Meadowbrook Insurance Group, Inc. (Insurance)	3,841	38,064
MedCath Corp.* (Healthcare-Services)	2,171	29,504

Common Stocks, continued

	Shares	Value
Medical Properties Trust, Inc. (REIT)	4,342	$49,933
Meridian Bioscience, Inc. (Healthcare-Products)	1,837	44,290
Merit Medical Systems, Inc.* (Healthcare-Products)	1,503	27,009
Meritage Homes Corp.* (Home Builders)	3,340	75,350
Methode Electronics, Inc. (Electronics)	3,841	44,594
Microsemi Corp.* (Semiconductors)	4,509	92,434
Mid-America Apartment Communities, Inc. (REIT)	1,503	101,407
Midas, Inc.* (Commercial Services)	1,503	9,499
MKS Instruments, Inc. (Semiconductors)	3,340	88,243
Mobile Mini, Inc.* (Storage/Warehousing)	2,171	46,003
Molina Healthcare, Inc.* (Healthcare-Services)	2,672	72,465
Monarch Casino & Resort, Inc.* (Lodging)	668	6,974
Monotype Imaging Holdings, Inc.* (Software)	835	11,799
Moog, Inc.—Class A* (Aerospace/Defense)	4,676	203,500
Movado Group, Inc. (Retail)	1,837	31,431
MTS Systems Corp. (Computers)	835	34,928
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,841	145,612
Multimedia Games, Inc.* (Leisure Time)	2,839	12,917
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,674	37,769
Nara Bancorp, Inc.* (Banks)	4,008	32,585
Nash Finch Co. (Food)	1,169	41,862
National Financial Partners* (Diversified Financial Services)	2,505	28,908
National Penn Bancshares, Inc. (Banks)	8,684	68,864
National Retail Properties, Inc. (REIT)	3,507	85,957
Natus Medical, Inc.* (Healthcare-Products)	1,336	20,240
Navigant Consulting Co.* (Commercial Services)	5,344	56,059
NBT Bancorp, Inc. (Banks)	3,507	77,610
NCI Building Systems, Inc.* (Building Materials)	1,336	15,217
NCI, Inc.—Class A* (Computers)	334	7,588
Neenah Paper, Inc. (Forest Products & Paper)	1,503	31,984
Network Equipment Technologies, Inc.* (Telecommunications)	1,670	3,674
New Jersey Resources Corp. (Gas)	4,342	193,697
Newport Corp.* (Electronics)	1,837	33,378
Northwest Natural Gas Co. (Gas)	1,837	82,904
NorthWestern Corp. (Electric)	3,674	121,646
NTELOS Holdings Corp. (Telecommunications)	1,336	27,281
Nutrisystem, Inc. (Commercial Services)	1,503	21,132
O'Charley's, Inc.* (Retail)	2,004	14,649
OfficeMax, Inc.* (Retail)	8,851	69,480
Old Dominion Freight Line, Inc.* (Transportation)	2,171	80,978
Old National Bancorp (Banks)	9,853	106,412
Olympic Steel, Inc. (Iron/Steel)	1,002	27,585
OM Group, Inc.* (Chemicals)	1,336	54,295
Omnicell, Inc.* (Software)	1,670	26,035
On Assignment, Inc.* (Commercial Services)	3,841	37,757
Orbital Sciences Corp.* (Aerospace/Defense)	2,839	47,837
Oxford Industries, Inc. (Apparel)	668	22,552
OYO Geospace Corp.* (Oil & Gas Services)	167	16,700
PacWest Bancorp (Banks)	3,507	72,139
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,336	15,070
Papa John's International, Inc.* (Retail)	1,002	33,327
Park Electrochemical Corp. (Electronics)	1,336	37,341
Parkway Properties, Inc. (REIT)	2,338	39,886
PC-Tel, Inc.* (Internet)	1,837	11,904
Penn Virginia Corp. (Oil & Gas)	4,676	61,770
Pennsylvania REIT (REIT)	3,006	47,194
Pericom Semiconductor Corp.* (Semiconductors)	1,169	10,451

See accompanying notes to the financial statements.

4 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Perry Ellis International, Inc.* (Apparel)	501	$12,650
Petroleum Development* (Oil & Gas)	1,670	49,950
PetroQuest Energy, Inc.* (Oil & Gas)	3,340	23,447
PharMerica Corp.* (Pharmaceuticals)	3,006	38,357
Piedmont Natural Gas Co., Inc. (Gas)	4,843	146,549
Pinnacle Entertainment, Inc.* (Entertainment)	3,507	52,254
Pinnacle Financial Partners, Inc.* (Banks)	3,507	54,569
Pioneer Drilling Co.* (Oil & Gas)	5,678	86,533
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,670	48,113
Plexus Corp.* (Electronics)	1,670	58,133
PolyOne Corp. (Chemicals)	4,008	62,004
Pool Corp. (Distribution/Wholesale)	5,010	149,348
Post Properties, Inc. (REIT)	2,839	115,718
Powell Industries, Inc.* (Electrical Components & Equipment)	1,002	36,573
Presidential Life Corp. (Insurance)	2,171	22,665
Prestige Brands Holdings, Inc.* (Healthcare-Products)	3,006	38,597
PrivateBancorp, Inc. (Banks)	6,012	82,966
ProAssurance Corp.* (Insurance)	3,173	222,110
Prospect Capital Corp. (Investment Companies)	11,022	111,432
Provident Financial Services, Inc. (Savings & Loans)	3,674	52,612
PS Business Parks, Inc. (REIT)	1,002	55,210
PSS World Medical, Inc.* (Healthcare-Products)	2,672	74,843
Pulse Electronics Corp. (Electronics)	2,839	12,548
Quanex Building Products Corp. (Building Materials)	3,841	62,954
Quiksilver, Inc.* (Apparel)	13,527	63,577
RadiSys Corp.* (Computers)	1,503	10,957
Red Robin Gourmet Burgers, Inc.* (Retail)	1,503	54,679
RLI Corp. (Insurance)	1,670	103,406
Robbins & Myers, Inc. (Machinery-Diversified)	2,839	150,041
Rofin-Sinar Technologies, Inc.* (Electronics)	1,837	62,734
Rogers Corp.* (Electronics)	1,002	46,292
RTI International Metals, Inc.* (Mining)	2,004	76,893
Ruby Tuesday, Inc.* (Retail)	6,680	72,010
Rudolph Technologies, Inc.* (Semiconductors)	2,004	21,463
Rue21, Inc.* (Retail)	835	27,138
Ruth's Hospitality Group, Inc.* (Retail)	3,173	17,801
S&T Bancorp, Inc. (Banks)	2,505	46,568
Safety Insurance Group, Inc. (Insurance)	1,503	63,186
Sanderson Farms, Inc. (Food)	2,004	95,751
Saul Centers, Inc. (REIT)	501	19,724
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,672	20,013
ScanSource, Inc.* (Distribution/Wholesale)	2,839	106,406
School Specialty, Inc.* (Retail)	1,670	24,031
Schulman (A.), Inc. (Chemicals)	3,173	79,928
SEACOR SMIT, Inc. (Oil & Gas Services)	668	66,773
Select Comfort Corp.* (Retail)	1,503	27,024
Selective Insurance Group, Inc. (Insurance)	5,511	89,664
Seneca Foods Corp.—Class A* (Food)	1,002	25,631
SFN Group, Inc.* (Commercial Services)	5,177	47,059
Shuffle Master, Inc.* (Entertainment)	2,505	23,434
Sigma Designs, Inc.* (Semiconductors)	1,002	7,655
Simmons First National Corp.—Class A (Banks)	1,837	47,137
Simpson Manufacturing Co., Inc. (Building Materials)	4,175	124,707
Skechers U.S.A., Inc.—Class A* (Apparel)	3,674	53,200
Skyline Corp. (Home Builders)	501	8,768
SkyWest, Inc. (Airlines)	5,511	82,996
Smith Corp. (Miscellaneous Manufacturing)	1,503	63,577
Snyders-Lance, Inc. (Food)	2,338	50,571
Sonic Automotive, Inc. (Retail)	3,674	53,824

Common Stocks, continued

	Shares	Value
Sonic Corp.* (Retail)	4,008	$42,605
South Jersey Industries, Inc. (Gas)	1,837	99,767
Southwest Gas Corp. (Gas)	4,676	180,540
Sovran Self Storage, Inc. (REIT)	1,670	68,470
Spartan Motors, Inc. (Auto Parts & Equipment)	3,507	18,938
Spartan Stores, Inc. (Food)	2,338	45,661
Stage Stores, Inc. (Retail)	3,674	61,723
Standard Microsystems Corp.* (Semiconductors)	1,336	36,059
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,004	30,521
Standard Pacific Corp.* (Home Builders)	10,187	34,126
Standex International Corp. (Miscellaneous Manufacturing)	1,336	40,975
Stein Mart, Inc. (Retail)	2,839	27,368
Stepan Co. (Chemicals)	835	59,201
Sterling Bancorp (Banks)	3,173	30,112
Sterling Bancshares, Inc. (Banks)	10,521	85,851
Stewart Information Services Corp. (Insurance)	2,004	20,100
Stone Energy Corp.* (Oil & Gas)	2,171	65,977
STR Holdings, Inc.* (Miscellaneous Manufacturing)	2,338	34,883
Super Micro Computer, Inc.* (Computers)	1,169	18,809
Superior Industries International, Inc. (Auto Parts & Equipment)	1,503	33,231
Supertex, Inc.* (Semiconductors)	835	18,704
SurModics, Inc.* (Healthcare-Products)	835	9,269
Susquehanna Bancshares, Inc. (Banks)	13,360	106,880
Swift Energy Co.* (Oil & Gas)	2,839	105,810
SWS Group, Inc. (Diversified Financial Services)	3,006	18,006
Sykes Enterprises, Inc.* (Computers)	2,004	43,146
Symmetricom, Inc.* (Telecommunications)	2,171	12,657
Symmetry Medical, Inc.* (Healthcare-Products)	3,841	34,454
SYNNEX Corp.* (Software)	2,505	79,408
Take-Two Interactive Software, Inc.* (Software)	5,010	76,553
Tekelec* (Telecommunications)	7,181	65,563
Teledyne Technologies, Inc.* (Aerospace/Defense)	3,841	193,433
TeleTech Holdings, Inc.* (Commercial Services)	1,002	21,122
Tessera Technologies, Inc.* (Semiconductors)	2,171	37,211
Tetra Tech, Inc.* (Environmental Control)	2,839	63,877
TETRA Technologies, Inc.* (Oil & Gas Services)	8,016	102,044
Texas Capital Bancshares, Inc.* (Banks)	3,841	99,213
Texas Industries, Inc. (Building Materials)	2,839	118,188
The Andersons, Inc. (Agriculture)	1,002	42,334
The Cato Corp.—Class A (Retail)	1,169	33,667
The Children's Place Retail Stores, Inc.* (Retail)	1,503	66,868
The Finish Line, Inc.—Class A (Retail)	1,837	39,312
The Geo Group, Inc.* (Commercial Services)	6,680	153,840
The Hain Celestial Group, Inc.* (Food)	2,672	89,138
The Medicines Co.* (Pharmaceuticals)	2,171	35,843
The Men's Wearhouse, Inc. (Retail)	2,338	78,791
The Navigators Group, Inc.* (Insurance)	1,336	62,792
The Pep Boys-Manny, Moe & Jack (Retail)	5,511	60,235
The Standard Register Co. (Household Products/Wares)	1,336	4,208
THQ, Inc.* (Software)	7,014	25,391
Tompkins Financial Corp. (Banks)	501	19,659
Toro Co. (Housewares)	1,336	80,828
Tower Group, Inc. (Insurance)	1,837	43,757
Tredegar Corp. (Miscellaneous Manufacturing)	2,338	42,902
TrueBlue, Inc.* (Commercial Services)	2,672	38,691
TrustCo Bank Corp. NY (Banks)	9,686	47,461
Tuesday Morning Corp.* (Retail)	3,674	17,084
UIL Holdings Corp. (Electric)	5,177	167,476
Ultratech Stepper, Inc.* (Semiconductors)	1,336	40,588

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 5

Common Stocks, continued

	Shares	Value
UMB Financial Corp. (Banks)	2,004	$83,928
Umpqua Holdings Corp. (Banks)	11,857	137,185
UniFirst Corp. (Textiles)	668	37,535
Unisource Energy Corp. (Electric)	3,841	143,385
United Bankshares, Inc. (Banks)	4,008	98,116
United Community Banks, Inc.* (Banks)	1,838	19,405
United Fire & Casualty Co. (Insurance)	2,171	37,710
United Natural Foods, Inc.* (Food)	2,004	85,511
United Online, Inc. (Internet)	9,185	55,386
United Stationers, Inc. (Distribution/Wholesale)	4,676	165,671
Universal Forest Products, Inc. (Building Materials)	2,004	48,016
Universal Health Realty Income Trust (REIT)	668	26,707
Urstadt Biddle Properties—Class A (REIT)	1,169	21,171
USA Mobility, Inc. (Telecommunications)	1,336	20,387
Viad Corp. (Commercial Services)	2,171	48,392
Vitamin Shoppe, Inc.* (Retail)	1,670	76,419
Watts Water Technologies, Inc.—Class A (Electronics)	3,006	106,442
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,010	33,767
WD-40 Co. (Household Products/Wares)	835	32,598
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,004	87,695
Wilshire Bancorp, Inc.* (Banks)	5,845	17,184
Winnebago Industries, Inc.* (Home Builders)	3,006	29,038
Wintrust Financial Corp. (Banks)	3,674	118,229
Wolverine World Wide, Inc. (Apparel)	2,171	90,639
World Fuel Services Corp. (Retail)	7,348	264,014
XO Group, Inc.* (Internet)	1,837	18,278
Zale Corp.* (Retail)	2,338	13,093
Zep, Inc. (Chemicals)	2,338	44,188
TOTAL COMMON STOCKS (Cost $18,675,413)		26,291,455
TOTAL INVESTMENT SECURITIES (Cost $18,675,413)—100.3%		26,291,455
Net other assets (liabilities)—(0.3)%		(67,275)
NET ASSETS—100.0%		$26,224,180

*  Non-income producing security

ProFund VP Small-Cap Value invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Advertising	$32,545	0.1%
Aerospace/Defense	1,119,946	4.3%
Agriculture	71,462	0.3%
Airlines	82,996	0.3%
Apparel	307,642	1.2%
Auto Parts & Equipment	82,690	0.3%
Banks	2,371,337	9.0%
Biotechnology	124,118	0.5%
Building Materials	598,763	2.3%
Chemicals	663,519	2.5%
Commercial Services	1,175,425	4.5%
	Value	% of Net Assets
Computers	$385,269	1.5%
Distribution/Wholesale	478,309	1.8%
Diversified Financial Services	243,253	0.9%
Electric	929,932	3.6%
Electrical Components & Equipment	242,179	0.9%
Electronics	1,177,652	4.5%
Energy-Alternate Sources	19,863	0.1%
Engineering & Construction	342,038	1.3%
Entertainment	75,688	0.3%
Environmental Control	114,979	0.4%
Food	588,503	2.2%
Forest Products & Paper	181,435	0.7%
Gas	791,904	3.0%
Healthcare-Products	677,517	2.6%
Healthcare-Services	784,964	3.0%
Home Builders	171,851	0.7%
Home Furnishings	116,743	0.4%
Household Products/Wares	222,446	0.9%
Housewares	80,828	0.3%
Insurance	1,116,273	4.3%
Internet	173,817	0.7%
Investment Companies	111,432	0.4%
Iron/Steel	63,503	0.2%
Leisure Time	167,799	0.6%
Lodging	77,822	0.3%
Machinery-Construction & Mining	74,108	0.3%
Machinery-Diversified	658,264	2.5%
Media	19,379	0.1%
Metal Fabricate/Hardware	355,571	1.4%
Mining	292,163	1.1%
Miscellaneous Manufacturing	1,051,304	4.0%
Office Furnishings	58,226	0.2%
Oil & Gas	404,754	1.5%
Oil & Gas Services	573,753	2.2%
Pharmaceuticals	74,200	0.3%
REIT	2,103,816	8.0%
Real Estate	24,694	0.1%
Retail	2,002,379	7.6%
Savings & Loans	134,173	0.5%
Semiconductors	526,440	2.0%
Software	358,050	1.4%
Storage/Warehousing	46,003	0.2%
Telecommunications	833,948	3.2%
Textiles	105,390	0.4%
Toys/Games/Hobbies	30,745	0.1%
Transportation	568,712	2.2%
Water	28,941	0.1%
Other**	(67,275)	(0.3)%
Total	$26,224,180	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

6 :: ProFund VP Small-Cap Value :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$18,675,413
Securities, at value	26,291,455
Total Investment Securities, at value	26,291,455
Dividends receivable	25,219
Receivable for capital shares issued	4,300,737
Receivable for investments sold	301,330
Prepaid expenses	374
TOTAL ASSETS	30,919,115
LIABILITIES:
Cash overdraft	139,483
Payable for investments purchased	4,495,692
Payable for capital shares redeemed	2,356
Advisory fees payable	10,256
Management services fees payable	1,368
Administration fees payable	718
Administrative services fees payable	9,013
Distribution fees payable	7,807
Trustee fees payable	2
Transfer agency fees payable	2,372
Fund accounting fees payable	1,531
Compliance services fees payable	243
Other accrued expenses	24,094
TOTAL LIABILITIES	4,694,935
NET ASSETS	$26,224,180
NET ASSETS CONSIST OF:
Capital	$36,928,759
Accumulated net investment income (loss)	(51,686)
Accumulated net realized gains (losses) on investments	(18,268,935)
Net unrealized appreciation (depreciation) on investments	7,616,042
NET ASSETS	$26,224,180
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	932,551
Net Asset Value (offering and redemption price per share)	$28.12

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$188,959
Interest	43
TOTAL INVESTMENT INCOME	189,002
EXPENSES:
Advisory fees	107,450
Management services fees	14,327
Administration fees	5,561
Transfer agency fees	7,916
Administrative services fees	44,683
Distribution fees	35,817
Custody fees	17,474
Fund accounting fees	12,073
Trustee fees	197
Compliance services fees	148
Other fees	19,207
Total Gross Expenses before reductions	264,853
Less Expenses reduced by the Advisor	(24,165)
TOTAL NET EXPENSES	240,688
NET INVESTMENT INCOME (LOSS)	(51,686)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	497,229
Change in net unrealized appreciation/depreciation on investments	418,307
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	915,536
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$863,850

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 7

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(51,686)	$(100,754)
Net realized gains (losses) on investments	497,229	1,385,325
Change in net unrealized appreciation/depreciation on investments	418,307	1,643,364
Change in net assets resulting from operations	863,850	2,927,935
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(52,497)
Change in net assets resulting from distributions	—	(52,497)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	34,442,713	123,234,821 (a)
Dividends reinvested	—	52,497
Value of shares redeemed	(36,333,101)	(120,213,111)
Change in net assets resulting from capital transactions	(1,890,388)	3,074,207
Change in net assets	(1,026,538)	5,949,645
NET ASSETS:
Beginning of period	27,250,718	21,301,073
End of period	$26,224,180	$27,250,718
Accumulated net investment income (loss)	$(51,686)	$—
SHARE TRANSACTIONS:
Issued	1,230,424	5,099,062
Reinvested	—	2,155
Redeemed	(1,296,103)	(5,054,603)
Change in shares	(65,679)	46,614

(a)  Amount includes $39,274 related to a voluntary capital contribution from the Advisor due to corrections of investment transactions.

See accompanying notes to the financial statements.

8 :: ProFund VP Small-Cap Value :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$27.30		$22.38		$18.63	$28.81	$36.64	$32.88
Investment Activities:
Net investment income (loss)(a)	(0.05)		(0.08)		0.05	0.07	(0.08)	(0.12)
Net realized and unrealized gains (losses) on investments	0.87		4.99		3.75	(8.41)	(2.27)	5.71
Total income (loss) from investment activities	0.82		4.91		3.80	(8.34)	(2.35)	5.59
Capital Transactions:	—		0.03	(b)	—	—	—	—
Distributions to Shareholders From:
Net investment income	—		(0.02)		(0.05)	—	—	—
Net realized gains on investments	—		—		—	(1.84)	(5.48)	(1.83)
Total distributions	—		(0.02)		(0.05)	(1.84)	(5.48)	(1.83)
Net Asset Value, End of Period	$28.12		$27.30		$22.38	$18.63	$28.81	$36.64
Total Return	3.00	%(c)	22.10	%(b)	20.40%	(30.68)%	(7.22)%	17.43%
Ratios to Average Net Assets:
Gross expenses(d)	1.85%		1.96%		2.03%	1.93%	1.76%	1.79%
Net expenses(d)	1.68%		1.68%		1.67%	1.63%	1.63%	1.75%
Net investment income (loss)(d)	(0.36)%		(0.34)%		0.25%	0.28%	(0.21)%	(0.34)%
Supplemental Data:
Net assets, end of period (000's)	$26,224		$27,251		$21,301	$18,853	$31,970	$102,760
Portfolio turnover rate(e)	102	%(c)	412%		385%	459%	291%	436%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.15% to the total return. Without this contribution, the net asset value and the total return would be lower.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Small-Cap Value :: 9

Investment Objective: The ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index
Industrial	30%
Consumer Cyclical	24%
Consumer Non-Cyclical	16%
Technology	9%
Communications	8%
Basic Materials	6%
Financial	5%
Energy	1%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (80.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $7,702,000	$7,702,000	$7,702,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,702,000)		7,702,000
TOTAL INVESTMENT SECURITIES (Cost $7,702,000)—80.5%		7,702,000
Net other assets (liabilities)—19.5%		1,861,531
NET ASSETS—100.0%		$9,563,531

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contract expiring 9/9/11 (Underlying notional amount at value $9,548,675)	193	$403,000

See accompanying notes to the financial statements.

10 :: ProFund VP Japan :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$7,702,000
Repurchase agreements, at value	7,702,000
Total Investment Securities, at value	7,702,000
Cash	452
Segregated cash balances with brokers	916,866
Receivable for capital shares issued	933,700
Variation margin on futures contracts	35,103
Prepaid expenses	194
TOTAL ASSETS	9,588,315
LIABILITIES:
Payable for capital shares redeemed	16,207
Advisory fees payable	1,704
Management services fees payable	227
Administration fees payable	268
Administrative services fees payable	2,678
Distribution fees payable	2,075
Trustee fees payable	1
Transfer agency fees payable	958
Fund accounting fees payable	572
Compliance services fees payable	94
TOTAL LIABILITIES	24,784
NET ASSETS	$9,563,531
NET ASSETS CONSIST OF:
Capital	$25,486,807
Accumulated net investment income (loss)	(86,578)
Accumulated net realized gains (losses) on investments	(16,239,698)
Net unrealized appreciation (depreciation) on investments	403,000
NET ASSETS	$9,563,531
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	781,593
Net Asset Value (offering and redemption price per share)	$12.24

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$2,620
EXPENSES:
Advisory fees	39,821
Management services fees	5,309
Administration fees	1,705
Transfer agency fees	2,431
Administrative services fees	17,882
Distribution fees	13,274
Custody fees	992
Fund accounting fees	3,262
Trustee fees	65
Compliance services fees	44
Printing fees	15,116
Other fees	2,437
Total Gross Expenses before reductions	102,338
Less Expenses reduced by the Advisor	(13,140)
TOTAL NET EXPENSES	89,198
NET INVESTMENT INCOME (LOSS)	(86,578)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(5,645)
Net realized gains (losses) on futures contracts	(1,140,293)
Change in net unrealized appreciation/depreciation on investments	445,320
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(700,618)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(787,196)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Japan :: 11

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(86,578)	$(188,483)
Net realized gains (losses) on investments	(1,145,938)	(157,805)
Change in net unrealized appreciation/depreciation on investments	445,320	(783,173)
Change in net assets resulting from operations	(787,196)	(1,129,461)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	18,412,339	43,184,308
Value of shares redeemed	(20,045,940)	(44,566,126)
Change in net assets resulting from capital transactions	(1,633,601)	(1,381,818)
Change in net assets	(2,420,797)	(2,511,279)
NET ASSETS:
Beginning of period	11,984,328	14,495,607
End of period	$9,563,531	$11,984,328
Accumulated net investment income (loss)	$(86,578)	$—
SHARE TRANSACTIONS:
Issued	1,493,766	3,413,892
Redeemed	(1,653,384)	(3,536,987)
Change in shares	(159,618)	(123,095)

See accompanying notes to the financial statements.

12 :: ProFund VP Japan :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$12.73		$13.62	$12.41	$24.18	$28.59	$39.15
Investment Activities:
Net investment income (loss)(a)	(0.10)		(0.20)	(0.20)	0.09	0.98	1.10
Net realized and unrealized gains (losses) on investments	(0.39)		(0.69)	1.48	(9.30)	(3.76)	1.77
Total income (loss) from investment activities	(0.49)		(0.89)	1.28	(9.21)	(2.78)	2.87
Distributions to Shareholders From:
Net investment income	—		—	(0.07)	(2.56)	(1.63)	(0.44)
Net realized gains on investments	—		—	—	—	—	(12.99)
Total distributions	—		—	(0.07)	(2.56)	(1.63)	(13.43)
Net Asset Value, End of Period	$12.24		$12.73	$13.62	$12.41	$24.18	$28.59
Total Return	(3.85	)%(b)	(6.53)%	10.33%	(40.84)%	(9.99)%	10.86%
Ratios to Average Net Assets:
Gross expenses(c)	1.93%		1.77%	1.80%	1.72%	1.68%	1.73%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.63%	1.70%
Net investment income (loss)(c)	(1.63)%		(1.58)%	(1.59)%	0.46%	3.44%	3.06%
Supplemental Data:
Net assets, end of period (000's)	$9,564		$11,984	$14,496	$11,393	$25,102	$68,027
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Japan :: 13

Investment Objective: The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Futures Contracts	21%
Swap Agreements	99%
Total Exposure	198%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Green Mountain Coffee Roasters, Inc.	0.7%
Vertex Pharmaceuticals, Inc.	0.7%
BorgWarner, Inc.	0.6%
Lubrizol Corp.	0.6%
Dollar Tree, Inc.	0.5%

S&P MidCap 400 Index – Composition

% of Index
Industrial	19%
Consumer Non-Cyclical	19%
Financial	18%
Consumer Cyclical	13%
Technology	10%
Energy	6%
Utilities	6%
Basic Materials	5%
Communications	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (78.4%)

	Shares	Value
99 Cents Only Stores* (Retail)	810	$16,394
Aaron's, Inc. (Commercial Services)	1,215	34,336
ACI Worldwide, Inc.* (Software)	540	18,236
Acuity Brands, Inc. (Miscellaneous Manufacturing)	675	37,652
Acxiom Corp.* (Software)	1,350	17,699
ADTRAN, Inc. (Telecommunications)	1,080	41,807
Advance Auto Parts, Inc. (Retail)	1,350	78,961
Advent Software, Inc.* (Software)	540	15,212
Aecom Technology Corp.* (Engineering & Construction)	2,025	55,363
Aeropostale, Inc.* (Retail)	1,350	23,625
Affiliated Managers Group, Inc.* (Diversified Financial Services)	945	95,870
AGCO Corp.* (Machinery-Diversified)	1,620	79,963
AGL Resources, Inc. (Gas)	1,350	54,959
Alaska Air Group, Inc.* (Airlines)	675	46,211
Albemarle Corp. (Chemicals)	1,620	112,104
Alexander & Baldwin, Inc. (Transportation)	675	32,508
Alexandria Real Estate Equities, Inc. (REIT)	1,080	83,614
Alliance Data Systems Corp.* (Commercial Services)	810	76,197
Alliant Energy Corp. (Electric)	1,890	76,847
Alliant Techsystems, Inc. (Aerospace/Defense)	540	38,518
Allscripts Healthcare Solutions, Inc.* (Software)	3,240	62,921
AMC Networks, Inc.—Class A* (Media)	1,080	46,980
American Eagle Outfitters, Inc. (Retail)	3,375	43,031
American Financial Group, Inc. (Insurance)	1,350	48,182
American Greetings Corp.—Class A (Household Products/Wares)	675	16,227
Ametek, Inc. (Electrical Components & Equipment)	2,700	121,230
Ann, Inc.* (Retail)	945	24,665
ANSYS, Inc.* (Software)	1,620	88,565
AOL, Inc.* (Internet)	1,890	37,535
Apollo Investment Corp. (Investment Companies)	3,375	34,459
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,215	63,593
Aqua America, Inc. (Water)	2,430	53,411
Arch Coal, Inc. (Coal)	3,645	97,176

Common Stocks, continued

	Shares	Value
Arrow Electronics, Inc.* (Electronics)	2,025	$84,037
Arthur J. Gallagher & Co. (Insurance)	1,890	53,941
Ascena Retail Group, Inc.* (Retail)	1,215	41,371
Ashland, Inc. (Chemicals)	1,350	87,237
Aspen Insurance Holdings, Ltd. (Insurance)	1,215	31,262
Associated Banc-Corp (Banks)	2,970	41,283
Astoria Financial Corp. (Savings & Loans)	1,485	18,993
Atmel Corp.* (Semiconductors)	7,830	110,168
Atmos Energy Corp. (Gas)	1,485	49,376
Atwood Oceanics, Inc.* (Oil & Gas)	945	41,703
Avnet, Inc.* (Electronics)	2,565	81,772
Bally Technologies, Inc.* (Entertainment)	675	27,459
BancorpSouth, Inc. (Banks)	1,215	15,078
Bank of Hawaii Corp. (Banks)	810	37,681
Barnes & Noble, Inc. (Retail)	675	11,192
BE Aerospace, Inc.* (Aerospace/Defense)	1,755	71,622
Bill Barrett Corp.* (Oil & Gas)	810	37,544
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	270	32,227
BJ's Wholesale Club, Inc.* (Retail)	945	47,581
Black Hills Corp. (Electric)	675	20,311
Bob Evans Farms, Inc. (Retail)	540	18,884
BorgWarner, Inc.* (Auto Parts & Equipment)	1,890	152,693
BRE Properties, Inc.—Class A (REIT)	1,215	60,604
Brinker International, Inc. (Retail)	1,485	36,323
Broadridge Financial Solutions, Inc. (Software)	2,160	51,991
Brown & Brown, Inc. (Insurance)	2,025	51,962
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	1,350	123,741
Cabot Corp. (Chemicals)	1,080	43,060
Cadence Design Systems, Inc.* (Computers)	4,590	48,470
Camden Property Trust (REIT)	1,215	77,298
CARBO Ceramics, Inc. (Oil & Gas Services)	270	43,997
Career Education Corp.* (Commercial Services)	1,080	22,842
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,080	53,168
Carpenter Technology Corp. (Iron/Steel)	810	46,721
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	810	45,214
Cathay Bancorp, Inc. (Banks)	1,350	22,127
Charles River Laboratories International, Inc.* (Biotechnology)	945	38,414

See accompanying notes to the financial statements.

14 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Cheesecake Factory, Inc.* (Retail)	945	$29,645
Chico's FAS, Inc. (Retail)	2,970	45,233
Church & Dwight, Inc. (Household Products/Wares)	2,430	98,512
Ciena Corp.* (Telecommunications)	1,620	29,776
Cimarex Energy Co. (Oil & Gas)	1,485	133,531
City National Corp. (Banks)	810	43,943
Clean Harbors, Inc.* (Environmental Control)	405	41,816
Cleco Corp. (Electric)	1,080	37,638
Collective Brands, Inc.* (Retail)	1,080	15,865
Commerce Bancshares, Inc. (Banks)	1,350	58,050
Commercial Metals Co. (Metal Fabricate/Hardware)	2,025	29,059
Community Health Systems, Inc.* (Healthcare-Services)	1,620	41,602
Compass Minerals International, Inc. (Mining)	540	46,478
Comstock Resources, Inc.* (Oil & Gas)	810	23,320
Con-way, Inc. (Transportation)	945	36,675
Concur Technologies, Inc.* (Software)	810	40,557
Convergys Corp.* (Commercial Services)	2,025	27,621
Copart, Inc.* (Retail)	1,080	50,328
CoreLogic, Inc.* (Commercial Services)	1,890	31,582
Corn Products International, Inc. (Food)	1,350	74,628
Corporate Office Properties Trust (REIT)	1,215	37,799
Corrections Corp. of America* (Commercial Services)	1,890	40,919
Cousins Properties, Inc. (REIT)	1,755	14,988
Covance, Inc.* (Healthcare-Services)	1,080	64,120
Crane Co. (Miscellaneous Manufacturing)	810	40,022
Cree Research, Inc.* (Semiconductors)	1,890	63,485
Cullen/Frost Bankers, Inc. (Banks)	1,080	61,398
Cypress Semiconductor Corp. (Semiconductors)	2,835	59,932
Cytec Industries, Inc. (Chemicals)	810	46,324
Deckers Outdoor Corp.* (Apparel)	675	59,494
Deluxe Corp. (Commercial Services)	945	23,351
Dick's Sporting Goods, Inc.* (Retail)	1,620	62,289
Diebold, Inc. (Computers)	1,080	33,491
Digital River, Inc.* (Internet)	675	21,708
Dollar Tree, Inc.* (Retail)	2,160	143,899
Domtar Corp. (Forest Products & Paper)	675	63,936
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,350	81,918
DPL, Inc. (Electric)	2,025	61,074
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	1,215	24,422
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,350	72,562
Dril-Quip, Inc.* (Oil & Gas Services)	540	36,628
DST Systems, Inc. (Computers)	675	35,640
Duke Realty Corp. (REIT)	4,320	60,523
East West Bancorp, Inc. (Banks)	2,565	51,839
Eastman Kodak Co.* (Miscellaneous Manufacturing)	4,590	16,432
Eaton Vance Corp. (Diversified Financial Services)	2,025	61,216
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,025	81,344
Energen Corp. (Gas)	1,215	68,647
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,215	87,917
Equinix, Inc.* (Internet)	810	81,826
Equity One, Inc. (REIT)	1,080	20,131
Essex Property Trust, Inc. (REIT)	540	73,057
Everest Re Group, Ltd. (Insurance)	945	77,254
Exterran Holdings, Inc.* (Oil & Gas Services)	1,080	21,416
FactSet Research Systems, Inc. (Computers)	810	82,879
Common Stocks, continued

	Shares	Value
Fair Isaac Corp. (Software)	675	$20,385
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,160	36,094
Federal Realty Investment Trust (REIT)	1,080	91,994
Fidelity National Title Group, Inc.—Class A (Insurance)	3,780	59,497
First American Financial Corp. (Insurance)	1,755	27,466
First Niagara Financial Group, Inc. (Savings & Loans)	5,130	67,716
FirstMerit Corp. (Banks)	1,890	31,204
Flowers Foods, Inc. (Food)	2,025	44,631
Foot Locker, Inc. (Retail)	2,700	64,152
Forest Oil Corp.* (Oil & Gas)	1,890	50,482
Fossil, Inc.* (Household Products/Wares)	810	95,353
FTI Consulting, Inc.* (Commercial Services)	675	25,610
Fulton Financial Corp. (Banks)	3,375	36,146
Gardner Denver, Inc. (Machinery-Diversified)	945	79,427
Gartner Group, Inc.* (Commercial Services)	1,485	59,831
GATX Corp. (Trucking & Leasing)	810	30,067
Gen-Probe, Inc.* (Healthcare-Products)	810	56,011
Gentex Corp. (Electronics)	2,430	73,459
Global Payments, Inc. (Software)	1,350	68,850
Graco, Inc. (Machinery-Diversified)	1,080	54,713
Granite Construction, Inc. (Engineering & Construction)	540	13,246
Great Plains Energy, Inc. (Electric)	2,295	47,575
Green Mountain Coffee Roasters, Inc.* (Beverages)	2,160	192,802
Greenhill & Co., Inc. (Diversified Financial Services)	405	21,797
Greif, Inc.—Class A (Packaging & Containers)	540	35,116
GUESS?, Inc. (Apparel)	1,080	45,425
Hancock Holding Co. (Banks)	1,485	46,005
Hanesbrands, Inc.* (Apparel)	1,620	46,251
Hanover Insurance Group, Inc. (Insurance)	810	30,545
Hansen Natural Corp.* (Beverages)	1,215	98,354
Harsco Corp. (Miscellaneous Manufacturing)	1,350	44,010
Hawaiian Electric Industries, Inc. (Electric)	1,620	38,977
HCC Insurance Holdings, Inc. (Insurance)	1,890	59,535
Health Management Associates, Inc.—Class A* (Healthcare-Services)	4,320	46,570
Health Net, Inc.* (Healthcare-Services)	1,485	47,698
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,755	29,063
Henry Schein, Inc.* (Healthcare-Products)	1,620	115,976
Herman Miller, Inc. (Office Furnishings)	945	25,723
Highwoods Properties, Inc. (REIT)	1,215	40,253
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,080	49,723
HNI Corp. (Office Furnishings)	810	20,347
Holly Corp. (Oil & Gas)	1,755	121,797
Hologic, Inc.* (Healthcare-Products)	4,455	89,857
Hospitality Properties Trust (REIT)	2,160	52,380
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,080	70,146
Huntington Ingalls Industries, Inc.* (Transportation)	810	27,945
IDACORP, Inc. (Electric)	810	31,995
IDEX Corp. (Machinery-Diversified)	1,485	68,087
IDEXX Laboratories, Inc.* (Healthcare-Products)	945	73,294
Immucor, Inc.* (Healthcare-Products)	1,215	24,810
Informatica Corp.* (Software)	1,755	102,545
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	2,700	48,978
Integrated Device Technology, Inc.* (Semiconductors)	2,565	20,161

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 15

Common Stocks, continued

	Shares	Value
International Bancshares Corp. (Banks)	945	$15,810
International Rectifier Corp.* (Semiconductors)	1,215	33,984
International Speedway Corp.—Class A (Entertainment)	540	15,341
Intersil Corp.—Class A (Semiconductors)	2,160	27,756
Intrepid Potash, Inc.* (Chemicals)	810	26,325
Itron, Inc.* (Electronics)	675	32,508
ITT Educational Services, Inc.* (Commercial Services)	405	31,687
J. Crew Group—Escrowed Security*(a) (Retail)	1,288	—
J.B. Hunt Transport Services, Inc. (Transportation)	1,485	69,929
Jack Henry & Associates, Inc. (Computers)	1,485	44,565
Jefferies Group, Inc. (Diversified Financial Services)	2,430	49,572
JetBlue Airways Corp.* (Airlines)	3,510	21,411
John Wiley & Sons, Inc. (Media)	810	42,128
Jones Lang LaSalle, Inc. (Real Estate)	675	63,652
Kansas City Southern Industries, Inc.* (Transportation)	1,890	112,134
KB Home (Home Builders)	1,215	11,883
KBR, Inc. (Engineering & Construction)	2,565	96,675
Kennametal, Inc. (Hand/Machine Tools)	1,350	56,983
Kindred Healthcare, Inc.* (Healthcare-Services)	945	20,289
Kinetic Concepts, Inc.* (Healthcare-Products)	1,080	62,240
Kirby Corp.* (Transportation)	945	53,553
Korn/Ferry International* (Commercial Services)	810	17,812
Lam Research Corp.* (Semiconductors)	2,160	95,645
Lamar Advertising Co.* (Advertising)	945	25,865
Lancaster Colony Corp. (Miscellaneous Manufacturing)	270	16,421
Landstar System, Inc. (Transportation)	810	37,649
Lender Processing Services, Inc. (Diversified Financial Services)	1,485	31,051
Lennox International, Inc. (Building Materials)	810	34,887
Liberty Property Trust (REIT)	2,025	65,974
Life Time Fitness, Inc.* (Leisure Time)	675	26,939
LifePoint Hospitals, Inc.* (Healthcare-Services)	945	36,931
Lincare Holdings, Inc. (Healthcare-Services)	1,620	47,417
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,485	53,237
LKQ Corp.* (Distribution/Wholesale)	2,565	66,921
Louisiana-Pacific Corp.* (Forest Products & Paper)	2,295	18,681
Lubrizol Corp. (Chemicals)	1,080	145,012
M.D.C. Holdings, Inc. (Home Builders)	675	16,632
Mack-Cali Realty Corp. (REIT)	1,485	48,916
Manpower, Inc. (Commercial Services)	1,350	72,427
ManTech International Corp.—Class A (Software)	405	17,990
Martin Marietta Materials (Building Materials)	810	64,776
Masimo Corp. (Healthcare-Products)	1,080	32,054
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	540	21,681
MDU Resources Group, Inc. (Electric)	3,240	72,900
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,080	41,224
Mednax, Inc.* (Healthcare-Services)	810	58,474
Mentor Graphics Corp.* (Computers)	1,890	24,211
Mercury General Corp. (Insurance)	675	26,656
Meredith Corp. (Media)	675	21,013
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	540	91,082
Micros Systems, Inc.* (Computers)	1,350	67,108
Mine Safety Appliances Co. (Environmental Control)	540	20,164

Common Stocks, continued

	Shares	Value
Minerals Technologies, Inc. (Chemicals)	270	$17,898
Mohawk Industries, Inc.* (Textiles)	945	56,691
MSC Industrial Direct Co.—Class A (Retail)	810	53,711
MSCI, Inc.—Class A* (Software)	2,025	76,302
National Fuel Gas Co. (Pipelines)	1,350	98,280
National Instruments Corp. (Computers)	1,485	44,090
Nationwide Health Properties, Inc. (REIT)	2,160	89,446
NCR Corp.* (Computers)	2,700	51,003
NeuStar, Inc.* (Telecommunications)	1,215	31,833
New York Community Bancorp (Savings & Loans)	7,560	113,324
NewMarket Corp. (Chemicals)	135	23,046
Nordson Corp. (Machinery-Diversified)	1,215	66,643
Northern Oil and Gas, Inc.* (Oil & Gas)	945	20,932
NSTAR (Electric)	1,755	80,695
NV Energy, Inc. (Electric)	4,050	62,167
NVR, Inc.* (Home Builders)	135	97,940
Oceaneering International, Inc. (Oil & Gas Services)	1,890	76,545
Office Depot, Inc.* (Retail)	4,860	20,509
OGE Energy Corp. (Electric)	1,620	81,518
Oil States International, Inc.* (Oil & Gas Services)	945	75,515
Old Republic International Corp. (Insurance)	4,320	50,760
Olin Corp. (Chemicals)	1,350	30,591
OMEGA Healthcare Investors, Inc. (REIT)	1,755	36,873
Omnicare, Inc. (Pharmaceuticals)	2,025	64,577
Oshkosh Truck Corp.* (Auto Manufacturers)	1,620	46,883
Overseas Shipholding Group, Inc. (Transportation)	405	10,911
Owens & Minor, Inc. (Distribution/Wholesale)	1,080	37,249
Packaging Corp. of America (Packaging & Containers)	1,755	49,122
Panera Bread Co.—Class A* (Retail)	540	67,856
Parametric Technology Corp.* (Software)	2,025	46,433
Patriot Coal Corp.* (Coal)	1,620	36,061
Patterson-UTI Energy, Inc. (Oil & Gas)	2,700	85,347
Pentair, Inc. (Miscellaneous Manufacturing)	1,620	65,383
Perrigo Co. (Pharmaceuticals)	1,485	130,487
PetSmart, Inc. (Retail)	1,890	85,749
Pharmaceutical Product Development, Inc. (Commercial Services)	1,890	50,728
Phillips-Van Heusen Corp. (Apparel)	1,215	79,546
Plains Exploration & Production Co.* (Oil & Gas)	2,430	92,632
Plantronics, Inc. (Telecommunications)	810	29,589
PNM Resources, Inc. (Electric)	1,485	24,859
Polaris Industries, Inc. (Leisure Time)	540	60,032
Polycom, Inc.* (Telecommunications)	1,485	95,485
Potlatch Corp. (Forest Products & Paper)	675	23,807
Prosperity Bancshares, Inc. (Banks)	810	35,494
Protective Life Corp. (Insurance)	1,485	34,348
QLogic Corp.* (Semiconductors)	1,755	27,940
Quest Software, Inc.* (Software)	1,080	24,548
Questar Corp. (Pipelines)	3,105	54,990
Quicksilver Resources, Inc.* (Oil & Gas)	2,025	29,889
Rackspace Hosting, Inc.* (Internet)	1,755	75,009
RadioShack Corp. (Retail)	1,755	23,359
Ralcorp Holdings, Inc.* (Food)	945	81,818
Raymond James Financial Corp. (Diversified Financial Services)	1,755	56,423
Rayonier, Inc. (Forest Products & Paper)	1,350	88,222
Realty Income Corp. (REIT)	2,160	72,338
Regal-Beloit Corp. (Hand/Machine Tools)	675	45,070
Regency Centers Corp. (REIT)	1,485	65,295
Regis Corp. (Retail)	945	14,477
Reinsurance Group of America, Inc. (Insurance)	1,215	73,945

See accompanying notes to the financial statements.

16 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Reliance Steel & Aluminum Co. (Iron/Steel)	1,215	$60,325
Rent-A-Center, Inc. (Commercial Services)	1,080	33,005
ResMed, Inc.* (Healthcare-Products)	2,565	79,387
RF Micro Devices, Inc.* (Telecommunications)	4,725	28,917
Riverbed Technology, Inc.* (Computers)	2,565	101,548
Rock-Tenn Co.—Class A (Forest Products & Paper)	1,215	80,603
Rollins, Inc. (Commercial Services)	1,080	22,010
Rovi Corp.* (Semiconductors)	1,890	108,410
RPM, Inc. (Chemicals)	2,295	52,831
Ruddick Corp. (Food)	675	29,390
Saks, Inc.* (Retail)	2,835	31,667
Scholastic Corp. (Media)	405	10,773
Scientific Games Corp.—Class A* (Entertainment)	1,080	11,167
SEI Investments Co. (Software)	2,430	54,699
Semtech Corp.* (Semiconductors)	1,080	29,527
Senior Housing Properties Trust (REIT)	2,430	56,886
Sensient Technologies Corp. (Chemicals)	810	30,027
Service Corp. International (Commercial Services)	4,050	47,304
Shaw Group, Inc.* (Engineering & Construction)	1,215	36,705
Silgan Holdings, Inc. (Packaging & Containers)	810	33,186
Silicon Laboratories, Inc.* (Semiconductors)	810	33,421
Skyworks Solutions, Inc.* (Semiconductors)	3,240	74,455
SL Green Realty Corp. (REIT)	1,485	123,062
SM Energy Co. (Oil & Gas)	1,080	79,358
Smithfield Foods, Inc.* (Food)	2,835	62,001
Solera Holdings, Inc. (Software)	1,215	71,879
Sonoco Products Co. (Packaging & Containers)	1,755	62,373
Sotheby's (Commercial Services)	1,215	52,853
Southern Union Co. (Gas)	2,160	86,724
SPX Corp. (Miscellaneous Manufacturing)	810	66,955
SRA International, Inc.—Class A* (Computers)	675	20,871
StanCorp Financial Group, Inc. (Insurance)	810	34,174
Steel Dynamics, Inc. (Iron/Steel)	3,780	61,425
STERIS Corp. (Healthcare-Products)	1,080	37,778
Strayer Education, Inc. (Commercial Services)	270	34,125
Superior Energy Services, Inc.* (Oil & Gas Services)	1,350	50,139
SVB Financial Group* (Banks)	675	40,304
Synopsys, Inc.* (Computers)	2,565	65,946
Synovus Financial Corp. (Banks)	13,500	28,080
Taubman Centers, Inc. (REIT)	945	55,944
TCF Financial Corp. (Banks)	2,700	37,260
Tech Data Corp.* (Distribution/Wholesale)	810	39,601
Techne Corp. (Healthcare-Products)	675	56,275
Teleflex, Inc. (Miscellaneous Manufacturing)	675	41,216
Telephone & Data Systems, Inc. (Telecommunications)	1,620	50,350
Temple-Inland, Inc. (Forest Products & Paper)	1,890	56,209
Terex Corp.* (Machinery-Construction & Mining)	1,890	53,771
The Brink's Co. (Miscellaneous Manufacturing)	810	24,162
The Cooper Cos., Inc. (Healthcare-Products)	810	64,184
The Corporate Executive Board Co. (Commercial Services)	540	23,571
The Macerich Co. (REIT)	2,295	122,782
The New York Times Co.—Class A* (Media)	2,025	17,658
The Ryland Group, Inc. (Home Builders)	810	13,389
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	810	41,561
The Timberland Co.—Class A* (Apparel)	675	29,005
The Timken Co. (Metal Fabricate/Hardware)	1,350	68,040
The Warnaco Group, Inc.* (Apparel)	810	42,323
Thomas & Betts Corp.* (Electronics)	945	50,888

Common Stocks, continued

	Shares	Value
Thor Industries, Inc. (Home Builders)	675	$19,467
Thoratec Corp.* (Healthcare-Products)	945	31,015
Tibco Software, Inc.* (Internet)	2,835	82,272
Tidewater, Inc. (Oil & Gas Services)	945	50,850
Toll Brothers, Inc.* (Home Builders)	2,565	53,198
Tootsie Roll Industries, Inc. (Food)	405	11,850
Towers Watson & Co.—Class A (Commercial Services)	810	53,225
Tractor Supply Co. (Retail)	1,215	81,259
Transatlantic Holdings, Inc. (Insurance)	1,080	52,931
Trimble Navigation, Ltd.* (Electronics)	2,160	85,622
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,350	47,088
Triumph Group, Inc. (Aerospace/Defense)	270	26,887
Trustmark Corp. (Banks)	945	22,122
Tupperware Corp. (Household Products/Wares)	1,080	72,846
tw telecom, Inc.* (Telecommunications)	2,565	52,659
UDR, Inc. (REIT)	3,240	79,542
UGI Corp. (Gas)	1,890	60,272
Under Armour, Inc.—Class A* (Retail)	675	52,184
Unit Corp.* (Oil & Gas)	675	41,128
United Rentals, Inc.* (Commercial Services)	1,080	27,432
United Therapeutics Corp.* (Pharmaceuticals)	810	44,631
Unitrin, Inc. (Insurance)	810	24,033
Universal Corp. (Agriculture)	405	15,256
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,620	83,479
URS Corp.* (Engineering & Construction)	1,350	60,399
UTI Worldwide, Inc. (Transportation)	1,755	34,556
Valley National Bancorp (Banks)	2,970	40,422
Valmont Industries, Inc. (Metal Fabricate/Hardware)	405	39,038
Valspar Corp. (Chemicals)	1,620	58,417
ValueClick, Inc.* (Internet)	1,350	22,410
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,350	82,944
VCA Antech, Inc.* (Pharmaceuticals)	1,485	31,482
Vectren Corp. (Gas)	1,350	37,611
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,510	182,485
Vishay Intertechnology, Inc.* (Electronics)	2,835	42,638
W.R. Berkley Corp. (Insurance)	2,025	65,691
Wabtec Corp. (Machinery-Diversified)	810	53,233
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,485	53,980
Washington Federal, Inc. (Savings & Loans)	1,890	31,053
Waste Connections, Inc. (Environmental Control)	1,890	59,970
Watsco, Inc. (Distribution/Wholesale)	540	36,715
Webster Financial Corp. (Banks)	1,215	25,539
Weingarten Realty Investors (REIT)	2,025	50,949
WellCare Health Plans, Inc.* (Healthcare-Services)	675	34,702
Wendy's/Arby's Group, Inc.—Class A (Retail-Restaurants)	5,535	28,062
Werner Enterprises, Inc. (Transportation)	810	20,291
Westamerica Bancorp (Banks)	540	26,595
Westar Energy, Inc. (Electric)	1,890	50,860
WGL Holdings, Inc. (Gas)	945	36,373
Williams Sonoma, Inc. (Retail)	1,755	64,040
WMS Industries, Inc.* (Leisure Time)	945	29,030
Woodward, Inc. (Electronics)	1,080	37,649
Worthington Industries, Inc. (Metal Fabricate/Hardware)	945	21,830
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	945	39,852
TOTAL COMMON STOCKS (Cost $12,668,025)		20,554,142

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 17

Repurchase Agreements(b)(c) (17.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $4,556,000	$4,556,000	$4,556,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,556,000)		4,556,000
TOTAL INVESTMENT SECURITIES (Cost $17,224,025)—95.8%		25,110,142
Net other assets (liabilities)—4.2%		1,091,704
NET ASSETS—100.0%		$26,201,846

*  Non-income producing security

(a)  Security issued in connection with a pending litigation settlement and was fair valued at $0 on June 30, 2011.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $2,925,000.

(c)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring 9/19/11 (Underlying notional amount at value $5,467,280)	56	$171,723

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$21,045,379	$605,978
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	4,899,171	143,436
		$749,414

ProFund VP UltraMid-Cap invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Advertising	$25,865	0.1%
Aerospace/Defense	137,027	0.5%
Agriculture	15,256	0.1%
Airlines	67,622	0.2%
Apparel	302,044	1.1%
Auto Manufacturers	46,883	0.2%
Auto Parts & Equipment	152,693	0.6%
Banks	716,380	2.7%
Beverages	291,156	1.1%
	Value	% of Net Assets
Biotechnology	$253,126	1.0%
Building Materials	99,663	0.4%
Chemicals	672,872	2.6%
Coal	133,237	0.5%
Commercial Services	808,468	3.1%
Computers	619,822	2.4%
Distribution/Wholesale	229,464	0.9%
Diversified Financial Services	369,909	1.4%
Electric	687,416	2.6%
Electrical Components & Equipment	370,375	1.4%
Electronics	488,573	1.9%
Engineering & Construction	262,388	1.0%
Entertainment	78,389	0.3%
Environmental Control	121,950	0.5%
Food	304,318	1.1%
Forest Products & Paper	331,458	1.3%
Gas	393,962	1.5%
Hand/Machine Tools	155,290	0.6%
Healthcare-Products	772,604	2.9%
Healthcare-Services	481,282	1.8%
Home Builders	212,509	0.8%
Household Products/Wares	324,499	1.2%
Insurance	802,182	3.1%
Internet	320,760	1.2%
Investment Companies	34,459	0.1%
Iron/Steel	168,471	0.6%
Leisure Time	116,001	0.4%
Machinery-Construction & Mining	177,512	0.7%
Machinery-Diversified	441,917	1.7%
Media	138,552	0.5%
Metal Fabricate/Hardware	157,967	0.6%
Mining	46,478	0.2%
Miscellaneous Manufacturing	619,701	2.4%
Office Furnishings	46,070	0.2%
Oil & Gas	757,663	2.9%
Oil & Gas Services	456,715	1.7%
Packaging & Containers	179,797	0.7%
Pharmaceuticals	438,959	1.7%
Pipelines	153,270	0.6%
REIT	1,480,649	5.6%
Real Estate	63,652	0.2%
Retail	1,248,249	4.8%
Retail-Restaurants	28,062	0.1%
Savings & Loans	231,086	0.9%
Semiconductors	803,922	3.1%
Software	778,812	3.0%
Telecommunications	360,416	1.4%
Textiles	56,691	0.2%
Transportation	436,151	1.7%
Trucking & Leasing	30,067	0.1%
Water	53,411	0.2%
Other**	5,647,704	21.6%
Total	$26,201,846	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

18 :: ProFund VP UltraMid-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$17,224,025
Securities, at value	20,554,142
Repurchase agreements, at value	4,556,000
Total Investment Securities, at value	25,110,142
Segregated cash balances with brokers	338,938
Dividends receivable	16,767
Unrealized gain on swap agreements	749,414
Receivable for capital shares issued	197,302
Receivable for investments sold	221,062
Variation margin on futures contracts	31,517
Prepaid expenses	386
TOTAL ASSETS	26,665,528
LIABILITIES:
Cash overdraft	150,142
Payable for investments purchased	192,171
Payable for capital shares redeemed	65,982
Advisory fees payable	15,391
Management services fees payable	2,052
Administration fees payable	925
Administrative services fees payable	8,504
Distribution fees payable	6,882
Trustee fees payable	3
Transfer agency fees payable	3,375
Fund accounting fees payable	1,973
Compliance services fees payable	315
Other accrued expenses	15,967
TOTAL LIABILITIES	463,682
NET ASSETS	$26,201,846
NET ASSETS CONSIST OF:
Capital	$30,159,489
Accumulated net investment income (loss)	(148,881)
Accumulated net realized gains (losses) on investments	(12,616,016)
Net unrealized appreciation (depreciation) on investments	8,807,254
NET ASSETS	$26,201,846
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	830,595
Net Asset Value (offering and redemption price per share)	$31.55

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$153,602
Interest	3,664
TOTAL INVESTMENT INCOME	157,266
EXPENSES:
Advisory fees	136,673
Management services fees	18,223
Administration fees	7,198
Transfer agency fees	10,283
Administrative services fees	59,620
Distribution fees	45,557
Custody fees	3,265
Fund accounting fees	15,049
Trustee fees	281
Compliance services fees	184
Other fees	22,257
Total Gross Expenses before reductions	318,590
Less Expenses reduced by the Advisor	(12,443)
TOTAL NET EXPENSES	306,147
NET INVESTMENT INCOME (LOSS)	(148,881)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	974,011
Net realized gains (losses) on futures contracts	530,994
Net realized gains (losses) on swap agreements	1,861,337
Change in net unrealized appreciation/depreciation on investments	1,411,773
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,778,115
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,629,234

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 19

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(148,881)	$(249,453)
Net realized gains (losses) on investments	3,366,342	8,827,919
Change in net unrealized appreciation/depreciation on investments	1,411,773	3,057,393
Change in net assets resulting from operations	4,629,234	11,635,859
CAPITAL TRANSACTIONS:
Proceeds from shares issued	193,813,416	344,588,727
Value of shares redeemed	(214,614,901)	(344,308,356)
Change in net assets resulting from capital transactions	(20,801,485)	280,371
Change in net assets	(16,172,251)	11,916,230
NET ASSETS:
Beginning of period	42,374,097	30,457,867
End of period	$26,201,846	$42,374,097
Accumulated net investment income (loss)	$(148,881)	$—
SHARE TRANSACTIONS:
Issued	6,283,050	16,511,263
Redeemed	(6,994,344)	(16,628,357)
Change in shares	(711,294)	(117,094)

See accompanying notes to the financial statements.

20 :: ProFund VP UltraMid-Cap :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$27.48		$18.36	$11.08	$34.48	$33.34	$37.93
Investment Activities:
Net investment income (loss)(a)	(0.12)		(0.18)	(0.09)	0.01	0.18	0.13
Net realized and unrealized gains (losses) on investments	4.19		9.30	7.38	(23.09)	1.84	2.96
Total income (loss) from investment activities	4.07		9.12	7.29	(23.08)	2.02	3.09
Distributions to Shareholders From:
Net investment income	—		—	(0.01)	(0.32)	(0.10)	—
Net realized gains on investments	—		—	—	—	(0.78)	(7.68)
Total distributions	—		—	(0.01)	(0.32)	(0.88)	(7.68)
Net Asset Value, End of Period	$31.55		$27.48	$18.36	$11.08	$34.48	$33.34
Total Return	14.81	%(b)	49.67%	65.79%	(67.48)%	6.00%	10.64%
Ratios to Average Net Assets:
Gross expenses(c)	1.75%		1.78%	1.84%	1.77%	1.69%	1.76%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.63%	1.73%
Net investment income (loss)(c)	(0.82)%		(0.83)%	(0.66)%	0.04%	0.47%	0.34%
Supplemental Data:
Net assets, end of period (000's)	$26,202		$42,374	$30,458	$23,062	$65,251	$79,619
Portfolio turnover rate(d)	6	%(b)	219%	283%	496%	501%	612%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP UltraMid-Cap :: 21

Investment Objective: The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	23.5%
Chevron Corp.	12.1%
Schlumberger, Ltd.	6.9%
ConocoPhillips	5.8%
Occidental Petroleum Corp.	4.9%

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	74%
Oil Equipment, Services and Distribution	25%
Alternative Energy	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.9%)

	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	28,341	$2,175,455
Apache Corp. (Oil & Gas)	21,573	2,661,892
Atlas Energy LP—Escrowed Security*(a) (Pipelines)	5,430	—
Atwood Oceanics, Inc.* (Oil & Gas)	2,961	130,669
Baker Hughes, Inc. (Oil & Gas Services)	24,534	1,780,187
Berry Petroleum Co.—Class A (Oil & Gas)	2,538	134,844
Bill Barrett Corp.* (Oil & Gas)	2,115	98,030
Brigham Exploration Co.* (Oil & Gas)	6,345	189,906
Bristow Group, Inc. (Transportation)	2,115	107,907
Cabot Oil & Gas Corp. (Oil & Gas)	5,922	392,688
Cameron International Corp.* (Oil & Gas Services)	13,536	680,725
CARBO Ceramics, Inc. (Oil & Gas Services)	1,269	206,784
Carrizo Oil & Gas, Inc.* (Oil & Gas)	2,115	88,301
Chart Industries, Inc.* (Machinery-Diversified)	1,692	91,334
Chesapeake Energy Corp. (Oil & Gas)	36,801	1,092,622
Chevron Corp. (Oil & Gas)	112,518	11,571,351
Cimarex Energy Co. (Oil & Gas)	4,653	418,398
Complete Production Services, Inc.* (Oil & Gas Services)	4,230	141,113
Comstock Resources, Inc.* (Oil & Gas)	2,538	73,069
Concho Resources, Inc.* (Oil & Gas)	5,922	543,936
ConocoPhillips (Oil & Gas)	73,602	5,534,134
Continental Resources, Inc.* (Oil & Gas)	3,384	219,655
Core Laboratories N.V. (Oil & Gas Services)	2,538	283,089
Denbury Resources, Inc.* (Oil & Gas)	22,419	448,380
Devon Energy Corp. (Oil & Gas)	22,419	1,766,841
Diamond Offshore Drilling, Inc. (Oil & Gas)	3,807	268,051
Dresser-Rand Group, Inc.* (Oil & Gas Services)	4,653	250,099
Dril-Quip, Inc.* (Oil & Gas Services)	1,692	114,768
El Paso Corp. (Pipelines)	43,146	871,549
Energen Corp. (Gas)	4,230	238,995
EOG Resources, Inc. (Oil & Gas)	15,228	1,592,087
EQT Corp. (Oil & Gas)	8,460	444,319
EXCO Resources, Inc. (Oil & Gas)	9,729	171,717
Exterran Holdings, Inc.* (Oil & Gas Services)	3,384	67,105
Exxon Mobil Corp. (Oil & Gas)	276,219	22,478,702
First Solar, Inc.* (Energy-Alternate Sources)	2,961	391,651

Common Stocks, continued

	Shares	Value
FMC Technologies, Inc.* (Oil & Gas Services)	13,536	$606,277
Forest Oil Corp.* (Oil & Gas)	6,345	169,475
Global Industries, Ltd.* (Oil & Gas Services)	5,922	32,453
Halliburton Co. (Oil & Gas Services)	50,760	2,588,760
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	5,922	98,068
Helmerich & Payne, Inc. (Oil & Gas)	5,499	363,594
Hess Corp. (Oil & Gas)	17,343	1,296,563
Holly Corp. (Oil & Gas)	5,922	410,987
Key Energy Services, Inc.* (Oil & Gas Services)	8,037	144,666
Kinder Morgan, Inc. (Pipelines)	5,499	157,986
Lufkin Industries, Inc. (Oil & Gas Services)	1,692	145,597
Marathon Oil Corp.* (Oil & Gas)	39,762	1,288,289
Marathon Petroleum Corp.* (Oil & Gas)	19,881	823,073
McDermott International, Inc.* (Engineering & Construction)	13,113	259,769
McMoRan Exploration Co.* (Oil & Gas)	5,922	109,439
Murphy Oil Corp. (Oil & Gas)	10,998	722,129
Nabors Industries, Ltd.* (Oil & Gas)	16,074	396,063
National Oilwell Varco, Inc. (Oil & Gas Services)	23,688	1,852,639
Newfield Exploration Co.* (Oil & Gas)	7,614	517,904
Noble Corp. (Oil & Gas)	13,959	550,124
Noble Energy, Inc. (Oil & Gas)	9,729	872,010
Occidental Petroleum Corp. (Oil & Gas)	45,261	4,708,954
Oceaneering International, Inc. (Oil & Gas Services)	5,922	239,841
OGE Energy Corp. (Electric)	5,499	276,710
Oil States International, Inc.* (Oil & Gas Services)	2,961	236,614
Parker Drilling Co.* (Oil & Gas)	6,345	37,118
Patterson-UTI Energy, Inc. (Oil & Gas)	8,883	280,792
Penn Virginia Corp. (Oil & Gas)	2,538	33,527
Petrohawk Energy Corp.* (Oil & Gas)	16,920	417,416
Pioneer Natural Resources Co. (Oil & Gas)	6,345	568,322
Plains Exploration & Production Co.* (Oil & Gas)	7,614	290,246

See accompanying notes to the financial statements.

22 :: ProFund VP Oil & Gas :: Financial Statements

Common Stocks, continued

	Shares	Value
QEP Resources, Inc. (Oil & Gas)	9,729	$406,964
Quicksilver Resources, Inc.* (Oil & Gas)	6,768	99,896
Range Resources Corp. (Oil & Gas)	8,883	493,007
Rosetta Resources, Inc.* (Oil & Gas)	2,961	152,610
Rowan Cos., Inc.* (Oil & Gas)	7,191	279,083
SandRidge Energy, Inc.* (Oil & Gas)	21,573	229,968
Schlumberger, Ltd. (Oil & Gas Services)	76,563	6,615,043
SEACOR SMIT, Inc. (Oil & Gas Services)	1,269	126,849
SM Energy Co. (Oil & Gas)	3,384	248,656
Southern Union Co. (Gas)	6,345	254,752
Southwestern Energy Co.* (Oil & Gas)	19,458	834,359
Sunoco, Inc. (Oil & Gas)	6,768	282,293
SunPower Corp.—Class A* (Energy-Alternate Sources)	1,269	24,530
SunPower Corp.—Class B* (Electrical Components & Equipment)	846	14,069
Superior Energy Services, Inc.* (Oil & Gas Services)	4,230	157,102
Swift Energy Co.* (Oil & Gas)	2,538	94,591
Tesoro Petroleum Corp.* (Oil & Gas)	8,037	184,128
TETRA Technologies, Inc.* (Oil & Gas Services)	4,230	53,848
The Williams Cos., Inc. (Pipelines)	32,994	998,069
Tidewater, Inc. (Oil & Gas Services)	2,961	159,331
Transocean, Ltd. (Oil & Gas)	17,766	1,146,973
Ultra Petroleum Corp.* (Oil & Gas)	8,460	387,468
Unit Corp.* (Oil & Gas)	2,538	154,640
Valero Energy Corp. (Oil & Gas)	32,148	822,024
Weatherford International, Ltd.* (Oil & Gas Services)	41,454	777,263
Whiting Petroleum Corp.* (Oil & Gas)	6,768	385,167
TOTAL COMMON STOCKS (Cost $41,297,505)		93,598,441
TOTAL INVESTMENT SECURITIES (Cost $41,297,505)—97.9%		93,598,441
Net other assets (liabilities)—2.1%		1,980,520
NET ASSETS—100.0%		$95,578,961

*  Non-income producing security

(a)  Security issued in connection with a pending litigation settlement and was fair valued at $0 on June 30, 2011.

Swap Agreements (2.1%)

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$2,019,758	$(242)

ProFund VP Oil & Gas invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Electric	$276,710	0.3%
Electrical Components & Equipment	14,069	NM
Energy-Alternate Sources	416,181	0.4%
Engineering & Construction	259,769	0.3%
Gas	493,747	0.5%
Machinery-Diversified	91,334	0.1%
Oil & Gas	72,552,899	75.9%
Oil & Gas Services	17,358,221	18.2%
Pipelines	2,027,604	2.1%
Transportation	107,907	0.1%
Other**	1,980,520	2.1%
Total	$95,578,961	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 23

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$41,297,505
Securities, at value	93,598,441
Total Investment Securities, at value	93,598,441
Dividends receivable	49,354
Receivable for capital shares issued	122,249
Receivable for investments sold	4,551,952
Prepaid expenses	1,305
TOTAL ASSETS	98,323,301
LIABILITIES:
Cash overdraft	117,438
Payable for investments purchased	2,372,102
Payable for capital shares redeemed	45,573
Unrealized loss on swap agreements	242
Advisory fees payable	53,499
Management services fees payable	7,133
Administration fees payable	3,180
Administrative services fees payable	41,460
Distribution fees payable	36,097
Trustee fees payable	10
Transfer agency fees payable	10,381
Fund accounting fees payable	6,781
Compliance services fees payable	1,028
Other accrued expenses	49,416
TOTAL LIABILITIES	2,744,340
NET ASSETS	$95,578,961
NET ASSETS CONSIST OF:
Capital	$52,917,567
Accumulated net investment income (loss)	7,256
Accumulated net realized gains (losses) on investments	(9,646,557)
Net unrealized appreciation (depreciation) on investments	52,300,695
NET ASSETS	$95,578,961
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,860,515
Net Asset Value (offering and redemption price per share)	$51.37

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$960,878
Interest	89
TOTAL INVESTMENT INCOME	960,967
EXPENSES:
Advisory fees	425,763
Management services fees	56,768
Administration fees	20,968
Transfer agency fees	29,967
Administrative services fees	176,886
Distribution fees	141,921
Custody fees	6,765
Fund accounting fees	40,510
Trustee fees	784
Compliance services fees	603
Other fees	80,218
Total Gross Expenses before reductions	981,153
Less Expenses reduced by the Advisor	(27,442)
TOTAL NET EXPENSES	953,711
NET INVESTMENT INCOME (LOSS)	7,256
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,638,966
Change in net unrealized appreciation/depreciation on investments	6,752,694
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	9,391,660
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,398,916

See accompanying notes to the financial statements.

24 :: ProFund VP Oil & Gas :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$7,256	$152,698
Net realized gains (losses) on investments	2,638,966	3,774,301
Change in net unrealized appreciation/depreciation on investments	6,752,694	7,507,781
Change in net assets resulting from operations	9,398,916	11,434,780
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(152,698)	(304,297)
Change in net assets resulting from distributions	(152,698)	(304,297)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	66,872,405	94,253,258
Dividends reinvested	152,698	304,297
Value of shares redeemed	(78,447,400)	(90,539,744)
Change in net assets resulting from capital transactions	(11,422,297)	4,017,811
Change in net assets	(2,176,079)	15,148,294
NET ASSETS:
Beginning of period	97,755,040	82,606,746
End of period	$95,578,961	$97,755,040
Accumulated net investment income (loss)	$7,256	$152,698
SHARE TRANSACTIONS:
Issued	1,294,322	2,295,149
Reinvested	2,836	7,682
Redeemed	(1,539,186)	(2,284,080)
Change in shares	(242,028)	18,751

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 25

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$46.49		$39.64	$38.84	$66.69	$51.51	$47.02
Investment Activities:
Net investment income (loss)(a)	—	(b)	0.08	0.15	(0.15)	(0.17)	(0.08)
Net realized and unrealized gains (losses) on investments	4.94		6.93	5.73	(23.29)	16.79	9.13
Total income (loss) from investment activities	4.94		7.01	5.88	(23.44)	16.62	9.05
Distributions to Shareholders From:
Net investment income	(0.06)		(0.16)	—	—	—	—
Net realized gains on investments	—		—	(5.08)	(4.41)	(1.44)	(4.56)
Total distributions	(0.06)		(0.16)	(5.08)	(4.41)	(1.44)	(4.56)
Net Asset Value, End of Period	$51.37		$46.49	$39.64	$38.84	$66.69	$51.51
Total Return	10.62	%(c)	17.76%	15.50%	(36.95)%	32.48%	20.63%
Ratios to Average Net Assets:
Gross expenses(d)	1.73%		1.77%	1.81%	1.73%	1.71%	1.76%
Net expenses(d)	1.68%		1.68%	1.67%	1.63%	1.63%	1.68%
Net investment income (loss)(d)	0.01%		0.21%	0.39%	(0.25)%	(0.30)%	(0.15)%
Supplemental Data:
Net assets, end of period (000's)	$95,579		$97,755	$82,607	$66,675	$194,871	$144,216
Portfolio turnover rate(e)	42	%(c)	89%	109%	147%	180%	166%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

26 :: ProFund VP Oil & Gas :: Financial Highlights

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Notes to Financial Statements

1. Organization

ProFunds (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust included in this report: ProFund VP Small-Cap Value, ProFund VP Japan, ProFund VP UltraMid-Cap and ProFund VP Oil & Gas (collectively, the "ProFunds VP" and individually, a "ProFund VP"). Each ProFund VP is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds' VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund VP will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the "Advisor"). Repurchase agreements are subject to the seller's agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP's custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

At June 30, 2011, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.00%, dated 6/30/11, due 7/1/11(1)	HSBC Securities (USA), Inc., 0.00%, dated 6/30/11, due 7/1/11(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.00%, dated 6/30/11, due 7/1/11(3)	UBS Securities LLC, 0.00%, dated 6/30/11, due 7/1/11(4)	UMB Bank N.A., 0.00%, dated 6/30/11, due 7/1/11(5)
ProFund VP Japan	$1,541,000	$1,538,000	$1,541,000	$1,541,000	$1,541,000
ProFund VP UltraMid-Cap	1,346,000	2,811,000	22,000	142,000	235,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at June 30, 2011 as follows:

(1)  Federal Home Loan Mortgage Corp., 3.15% to 3.50%, due 8/17/20 to 10/28/20

(2)  Federal Home Loan Bank, 1.00%, due 11/18/13 to 8/22/14, Federal National Mortgage Association, 1.13% to 6.13%, due 3/15/12 to 5/1/13, Federal Home Loan Mortgage Corp., 4.38% to 4.75%, due 7/15/13 to 11/17/15

(3)  U.S. Treasury Notes, 0.63%, due 12/31/12

(4)  Federal National Mortgage Association, 1.25% to 1.75%, due 5/7/13 to 2/27/14

(5)  U.S. Treasury Notes, 0.75% to 2.63%, due 12/15/13 to 5/31/15, Federal Home Loan Bank, 0.88% to 3.63%, due 9/16/11 to 5/29/15, Federal Farm Credit Bank, 0.88% to 2.00%, due 1/17/12 to 11/12/14, Federal Home Loan Mortgage Corp., 2.52% to 5.00%, due 1/30/14 to 12/9/14

29 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

Depositary Receipts

Certain ProFunds VP may invest in American Depositary Receipts ("ADRs"), New York Shares ("NYSs") and Global Registered Shares ("GRSs"). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter ("OTC"), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. An NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home (foreign) market. Similar to NYSs, GRSs give companies a way to list and trade their shares directly on the New York Stock Exchange, while remaining fully fungible with the shares traded in their home country.

Real Estate Investment Trusts

The ProFunds VP may own shares of real estate investment trusts ("REITS") which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP's investment objective. All derivative instruments held during the period ended June 30, 2011, gained exposure to each ProFund VP's benchmark (e.g., index, etc.) to meet its investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP's Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP's investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with investment securities to meet their investment objective during the period ended June 30, 2011. With the exception of the ProFund VP listed below, the notional amount of the open derivative positions relative to each ProFund VP's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period for each respective ProFund VP. The volume associated with derivative positions in the ProFund VP UltraMid-Cap was 134% based on average monthly notional amounts in comparison to net assets during the period ended June 30, 2011.

The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon. The ProFunds VP use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to the foreign currency denominated futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index,

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 30 and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index option transactions are in cash.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. During the period ended June 30, 2011, the ProFunds VP did not write options.

Swap Agreements

The ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP's obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of underlying instruments. Pursuant to valuation procedures approved by the Board of Trustees, the net amount of the excess, if any, of each ProFund VP's obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the ProFund VP's custodian. In a long swap agreement where the fund receives the return on the index, the gain or loss on the notional amount plus dividends or interest on the underlying instrument or reference entity less the interest payable by each ProFund VP on the notional amount, as well as any trading spreads the ProFunds VP may agree to pay the counterparty on the notional amount are recorded as "unrealized gain or loss on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "net realized gains (losses) on swap agreements."

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap table included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap table included in the Schedule of Portfolio Investments. A ProFund VP will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties limiting the net amount due from any individual counterparty and generally requiring collateral to be posted by the counterparty for amounts owed to the ProFunds VP. All of the outstanding swap agreements at June 30, 2011 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is obligated to pay or entitled to receive the "unrealized gain or loss" amount.

The ProFund VP, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities. Certain collateral is held for the benefit of the counterparty in a segregated

31 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP. In the event of the bankruptcy of a counterparty, the ProFund VP will have direct access to the collateral received from the counterparty, generally as of the day prior to the bankruptcy, because there is a one day time lag between the ProFund's VP request for collateral and the delivery of such collateral. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of June 30, 2011, the collateral posted by counterparties consisted of U.S. treasury securities.

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the ProFund VP's Statement of Assets and Liabilities as of June 30, 2011:

	Assets		Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Loss on Swap Agreements
Equity Risk Exposure:
ProFund VP Japan	$403,000	$—	$—
ProFund VP UltraMid-Cap	171,723	749,414	—
ProFund VP Oil & Gas	—	—	242

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the ProFund VP's Statement of Operations for the period ended June 30, 2011:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gain (Loss) on Futures Contracts	Net Realized Gain (Loss) on Swap Agreements	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
ProFund VP Japan	$(1,140,293)	$—	$444,584
ProFund VP UltraMid-Cap	530,994	1,861,337	736,590
ProFund VP Oil & Gas	—	—	(242)

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 32 composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as "Fees paid indirectly."

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU 2011-04"). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds' VP investments are summarized in the three broad levels listed below:

•  Level 1–quoted prices in active markets for identical assets

•  Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3–significant unobservable inputs (including the ProFunds' VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System ("NASDAQ/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Exchange traded derivatives (e.g., futures contracts and options on securities, indices and futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements and forward currency contracts) are valued based on procedures approved by the Trust's Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that

33 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

security in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. While the Trust's policy is intended to result in a calculation of a ProFund VP's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

A summary of the valuations as of June 30, 2011, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities		Investment Securities	Other Financial Instruments^
ProFund VP Small-Cap Value
Common Stocks	$26,291,455	$—	$—	$—	$—		$26,291,455	$—
Total	$26,291,455	$—	$—	$—	$—		$26,291,455	$—
ProFund VP Japan
Repurchase Agreements	$—	$—	$7,702,000	$—	$—		$7,702,000	$—
Futures Contracts	—	403,000	—	—	—		—	403,000
Total	$—	$403,000	$7,702,000	$—	$—		$7,702,000	$403,000
ProFund VP UltraMid-Cap
Common Stocks	$20,554,142	$—	$—	$—	$—	*	$20,554,142	$—
Repurchase Agreements	—	—	4,556,000	—	—		4,556,000	—
Futures Contracts	—	171,723	—	—	—		—	171,723
Swap Agreements	—	—	—	749,414	—		—	749,414
Total	$20,554,142	$171,723	$4,556,000	$749,414	$—	*	$25,110,142	$921,137
ProFund VP Oil & Gas
Common Stocks	$93,598,441	$—	$—	$—	$—	*	$93,598,441	$—
Swap Agreements	—	—	—	(242)	—		—	(242)
Total	$93,598,441	$—	$—	$(242)	$—	*	$93,598,441	$(242)

^ Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*  Securities issued in connection with a pending litigation settlement and were fair valued at $0. The security held in VP UltraMid-Cap is categorized as Retail and the security held in ProFund VP Oil & Gas is catergoized as Pipelines.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of June 30, 2011.

4. Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund's VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund's VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. ("Citi"), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust's and Access One Trust's aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 34 based on the Trust's and Access One Trust's aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor.

Under a Distribution and Shareholder Services Plan (the "Plan"), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as "Administrative services fees."

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees will also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended June 30, 2011, actual Trustee compensation was $223,877 in aggregate from the Trust and affiliated Trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP. These expense limitations remain in effect until April 30, 2012.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of June 30, 2011, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 04/30/12	Expires 04/30/13	Expires 04/30/14	Expires 04/30/15	Total
ProFund VP Small-Cap Value	$82,762	$67,168	$83,928	$7,357	$241,215
ProFund VP Japan	15,335	11,280	13,349	7,500	47,464
ProFund VP UltraMid-Cap	49,741	24,846	33,924	3,978	112,489
ProFund VP Oil & Gas	155,284	98,078	60,715	12,383	326,460

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2011 were as follows:

	Purchases	Sales
ProFund VP Small-Cap Value	$30,477,804	$32,610,873
ProFund VP UltraMid-Cap	1,531,553	5,445,263
ProFund VP Oil & Gas	48,410,974	59,962,419

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2011 were as follows:

	Purchases	Sales
ProFund VP Japan	$—	$2,096,227
ProFund VP UltraMid-Cap	—	2,458,574

35 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

6. Investment Risks

Active Investor Risk

The ProFunds VP permit frequent purchases and exchanges without restriction, which could increase transaction costs. In addition, large movements of assets into and out of a ProFund VP may have a negative impact on the ProFund VP's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, that ProFund VP's expense ratio may vary from current estimates or the historical ratio disclosed in this report.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP's benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments include information on each ProFund VP's holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP's correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index or securities underlying its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding periodic index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds' VP ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP's daily investment objective.

Certain ProFunds VP are "leveraged" funds in the sense that they have investment objectives to match a multiple, the inverse or a multiple of the inverse of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds VP having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the index or security performance (or the inverse of the index or security performance) times the stated multiple in the fund objective, as applicable, before accounting for fees and fund expenses. As a result of compounding, leveraged ProFunds VP are unlikely to provide a simple multiple (e.g., -1x, 2x, or -2x) of an index's return over periods longer than one day. A "single day" is measured from the time a ProFunds VP calculates its net asset value ("NAV") to the time of the ProFunds VP's next NAV calculation.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties post collateral for the benefit of each ProFund VP, marked to market daily, in an amount approximately equal to the amount that the counterparty owes the ProFund VP. In the event of the bankruptcy of a counterparty, the ProFund VP will have direct access to the collateral received from the counterparty, generally as of the day prior to the bankruptcy, because there is a one day time lag between the ProFund's VP request for collateral and the delivery of such collateral. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. The ProFunds VP enter into swap agreements and forward contracts with counterparties that the Advisor has determined to be large, well capitalized and well established financial institutions.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFunds' VP exposure to the markets exceed the net assets of the ProFund VP, all of the non-money market ProFunds VP may use leveraged investment techniques to achieve their investment objectives.

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 36

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

7. Federal Income Tax Information

As of the latest tax year end of December 31, 2010, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Expires 12/31/14	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Small-Cap Value	$—	$—	$8,197,735	$3,907,712	$248,076	$12,353,523
ProFund VP Japan	1,757,204	5,078,522	7,199,827	—	940,242	14,975,795
ProFund VP UltraMid-Cap	—	—	13,305,934	—	—	13,305,934
ProFund VP Oil & Gas	—	—	—	1,504,513	—	1,504,513

As of the latest tax year end of December 31, 2010, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options in addition to changes in ProFund VP ownership during the year and in prior years. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which are offset will not be distributed to shareholders:

	Expires 12/31/11	Expires 12/31/13	Total
ProFund VP Japan	$159,549	$—	$159,549
ProFund VP Oil & Gas	722,218	1,013,966	1,736,184

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the ProFunds VP. In general, the provisions of the Act will be effective for the ProFunds' VP fiscal year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses, however there may be a greater likelihood that all or a portion of each ProFund VP's pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the ProFunds VP, if any, will be contained within the "Federal Income Tax Information" section of the notes to financial statements for the fiscal year ending December 31 2011.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Total Distributions Paid
ProFund VP Small-Cap Value	$52,497	$—	$52,497	$52,497
ProFund VP Oil & Gas	304,297	—	304,297	304,297

As of the latest tax year ended December 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Small-Cap Value	$—	$—	$—	$(12,353,523)	$785,094	$(11,568,429)
ProFund VP Japan	—	—	—	(15,135,344)	(736)	(15,136,080)
ProFund VP UltraMid-Cap	—	—	—	(13,305,934)	4,719,057	(8,586,877)
ProFund VP Oil & Gas	152,698	—	—	(3,240,697)	36,503,175	33,415,176

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year.

At June 30, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
ProFund VP Small-Cap Value	$24,830,755	$7,737,588	$(6,276,888)	$1,460,700
ProFund VP Japan	7,702,000	—	—	—
ProFund VP UltraMid-Cap	19,386,871	8,012,572	(2,289,301)	5,723,271
ProFund VP Oil & Gas	50,051,208	52,365,467	(8,818,234)	43,547,233

37 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

Expense Examples

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2011 and held for the entire period from January 1, 2011 through June 30, 2011.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11	Annualized Expense Ratio During Period 1/1/11 - 6/30/11
ProFund VP Small-Cap Value	$1,000.00	$1,030.00	$8.46	1.68%
ProFund VP Japan	1,000.00	961.50	8.17	1.68%
ProFund VP UltraMid-Cap	1,000.00	1,148.10	8.95	1.68%
ProFund VP Oil & Gas	1,000.00	1,106.20	8.77	1.68%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11	Annualized Expense Ratio During Period 1/1/11 - 6/30/11
ProFund VP Small-Cap Value	$1,000.00	$1,016.46	$8.40	1.68%
ProFund VP Japan	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraMid-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP Oil & Gas	1,000.00	1,016.46	8.40	1.68%

*  Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Expense Examples (unaudited) :: 39

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P.O. Box 182800

Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' VP website at profunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

06/11

CLASSIC PROFUNDS VP

Bull

Mid-Cap

Small-Cap

NASDAQ-100

Small-Cap Value

Asia 30

Europe 30

International

Emerging Markets

Japan

ULTRA PROFUNDS VP

UltraSmall-Cap

INVERSE PROFUNDS VP

Short Small-Cap

Short NASDAQ-100

Short International

Short Emerging Markets

SECTOR PROFUNDS VP

Basic Materials

Consumer Services

Financials

Oil & Gas

Pharmaceuticals

Precious Metals

Telecommunications

Utilities

NON-EQUITY PROFUNDS VP

U.S. Government Plus

Falling U.S. Dollar

MONEY MARKET PROFUND VP

Money Market

JUNE 30, 2011

Semiannual Report

i	Message from the Chairman

1	Financial Statements and Financial Highlights

2	ProFund VP Bull

11	ProFund VP Mid-Cap

15	ProFund VP Small-Cap

31	ProFund VP NASDAQ-100

36	ProFund VP Small-Cap Value

44	ProFund VP Asia 30

49	ProFund VP Europe 30

54	ProFund VP International

58	ProFund VP Emerging Markets

63	ProFund VP Japan

67	ProFund VP UltraSmall-Cap

83	ProFund VP Short Small-Cap

87	ProFund VP Short NASDAQ-100

91	ProFund VP Short International

95	ProFund VP Short Emerging Markets

99	ProFund VP Basic Materials

104	ProFund VP Consumer Services

110	ProFund VP Financials

117	ProFund VP Oil & Gas

122	ProFund VP Pharmaceuticals

127	ProFund VP Precious Metals

131	ProFund VP Telecommunications

136	ProFund VP Utilities

141	ProFund VP U.S. Government Plus

145	ProFund VP Falling U.S. Dollar

150	ProFund VP Money Market

155	Notes to Financial Statements

173	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of ProFunds VP for the six months ended June 30, 2011.

Equity Markets Continue to Rise

U.S. equity markets delivered solid returns during the six-month period ended June 30, 2011, driven by strong corporate profits. The S&P 500® rose 6.0%, extending the rally that began in March 2009, when the index began its climb from a 13-year low. Small- and mid-cap stocks outperformed large cap, with the S&P MidCap 400® up 8.6% and the Russell 2000® Index up 6.2%.

Most sector indexes delivered positive returns for the six-month period, as measured by the Dow Jones U.S. Industry IndexesSM. The health care, energy and real estate sectors were the strongest performers, with returns in the double digits. Financials were off 1.2%, and technology and basic materials were up only slightly.

Foreign equity markets continued their ascent, returning   4.1%, as measured by the MSCI All Country World Index ex USA. European markets rose, with the MSCI Europe Index up 9.6%. Emerging markets, on the other hand, ran out of steam, with the MSCI Emerging Markets Index returning just 1.0%, compared to 26.9% for the six months ended December 31, 2010. Japan, devastated by the earthquake and tsunami earlier this year, declined 4.7%, as measured by the MSCI Japan Index.

The U.S. dollar declined 6.0% against the basket of major currencies that comprise the U.S. Dollar Index. U.S. dollar weakness boosted the dollar returns of foreign markets, most notably Europe and Japan.

Fixed Income Markets Resilient

U.S. fixed-income markets continued to rise, reflecting the effects of low interest rates and the Fed's QE2 program (the second round of quantitative easing). The Barclays Capital U.S. Aggregate Bond Index® gained 2.7% for the six-month period. Corporate credit markets were the best performers, as reflected by the Markit iBoxx® $ Liquid Investment Grade Index, up 3.5%, and the Markit iBoxx® $ Liquid High Yield Index, up 4.6%. Treasurys, as measured by the Ryan Labs Treasury 5, 10 and 30 Year Indexes, rose 3.3%, 3.1% and 1.5%, respectively.

Whatever your view on the market, our innovative array of funds offers valuable tools that can help you express your view and manage risk. To learn more, please visit us at profunds.com.

We appreciate your trust and confidence in ProFunds.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

i

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Financial Statements and Financial Highlights

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Futures Contracts	10%
Swap Agreements	14%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.5%
Apple Computer, Inc.	2.0%
International Business Machines Corp.	1.3%
Chevron Corp.	1.3%
General Electric Co.	1.3%

S&P 500 Index – Composition

% of Index
Consumer Non-Cyclical	22%
Financial	15%
Energy	13%
Technology	13%
Communications	11%
Industrial	11%
Consumer Cyclical	8%
Basic Materials	4%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (76.5%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	4,536	$430,240
Abbott Laboratories (Pharmaceuticals)	9,882	519,991
Abercrombie & Fitch Co.—Class A (Retail)	567	37,944
ACE, Ltd. (Insurance)	2,106	138,617
Adobe Systems, Inc.* (Software)	3,240	101,898
Advanced Micro Devices, Inc.* (Semiconductors)	3,645	25,479
Aetna, Inc. (Healthcare-Services)	2,430	107,139
AFLAC, Inc. (Insurance)	2,997	139,900
Agilent Technologies, Inc.* (Electronics)	2,187	111,778
Air Products & Chemicals, Inc. (Chemicals)	1,377	131,614
Airgas, Inc. (Chemicals)	405	28,366
AK Steel Holding Corp. (Iron/Steel)	729	11,489
Akamai Technologies, Inc.* (Internet)	1,215	38,236
Alcoa, Inc. (Mining)	6,723	106,627
Allegheny Technologies, Inc. (Iron/Steel)	648	41,129
Allergan, Inc. (Pharmaceuticals)	1,944	161,838
Allstate Corp. (Insurance)	3,321	101,390
Alpha Natural Resources, Inc.* (Coal)	1,458	66,252
Altera Corp. (Semiconductors)	2,025	93,859
Altria Group, Inc. (Agriculture)	13,284	350,830
Amazon.com, Inc.* (Internet)	2,268	463,783
Ameren Corp. (Electric)	1,539	44,385
American Electric Power, Inc. (Electric)	3,078	115,979
American Express Co. (Diversified Financial Services)	6,642	343,391
American International Group, Inc. (Insurance)	2,754	80,747
American Tower Corp.* (Telecommunications)	2,511	131,325
Ameriprise Financial, Inc. (Diversified Financial Services)	1,539	88,770
AmerisourceBergen Corp. (Pharmaceuticals)	1,701	70,421
Amgen, Inc.* (Biotechnology)	5,913	345,024
Amphenol Corp.—Class A (Electronics)	1,134	61,225
Anadarko Petroleum Corp. (Oil & Gas)	3,159	242,485
Analog Devices, Inc. (Semiconductors)	1,863	72,918
AON Corp. (Insurance)	2,106	108,038
Apache Corp. (Oil & Gas)	2,430	299,838
Apartment Investment and Management Co.—Class A (REIT)	729	18,611

Common Stocks, continued

	Shares	Value
Apollo Group, Inc.—Class A* (Commercial Services)	810	$35,381
Apple Computer, Inc.* (Computers)	5,913	1,984,817
Applied Materials, Inc. (Semiconductors)	8,343	108,542
Archer-Daniels-Midland Co. (Agriculture)	4,293	129,434
Assurant, Inc. (Insurance)	648	23,503
AT&T, Inc. (Telecommunications)	37,584	1,180,513
Autodesk, Inc.* (Software)	1,458	56,279
Automatic Data Processing, Inc. (Software)	3,159	166,416
AutoNation, Inc.* (Retail)	405	14,827
AutoZone, Inc.* (Retail)	162	47,766
Avalonbay Communities, Inc. (REIT)	567	72,803
Avery Dennison Corp. (Household Products/Wares)	648	25,032
Avon Products, Inc. (Cosmetics/Personal Care)	2,754	77,112
Baker Hughes, Inc. (Oil & Gas Services)	2,754	199,830
Ball Corp. (Packaging & Containers)	1,053	40,498
Bank of America Corp. (Banks)	64,314	704,881
Bank of New York Mellon Corp. (Banks)	7,857	201,296
Bard (C.R.), Inc. (Healthcare-Products)	567	62,291
Baxter International, Inc. (Healthcare-Products)	3,645	217,570
BB&T Corp. (Banks)	4,455	119,572
Becton, Dickinson & Co. (Healthcare-Products)	1,377	118,656
Bed Bath & Beyond, Inc.* (Retail)	1,620	94,559
Bemis Co., Inc. (Packaging & Containers)	648	21,889
Berkshire Hathaway, Inc.—Class B* (Insurance)	11,016	852,528
Best Buy Co., Inc. (Retail)	2,025	63,605
Big Lots, Inc.* (Retail)	486	16,111
Biogen Idec, Inc.* (Biotechnology)	1,539	164,550
BlackRock, Inc. (Diversified Financial Services)	648	124,293
BMC Software, Inc.* (Software)	1,134	62,030
Boeing Co. (Aerospace/Defense)	4,698	347,323
Boston Properties, Inc. (REIT)	891	94,589
Boston Scientific Corp.* (Healthcare-Products)	9,720	67,165
Bristol-Myers Squibb Co. (Pharmaceuticals)	10,854	314,332
Broadcom Corp.—Class A (Semiconductors)	2,997	100,819
Brown-Forman Corp. (Beverages)	648	48,399
C.H. Robinson Worldwide, Inc. (Transportation)	1,053	83,019

See accompanying notes to the financial statements.

2 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
CA, Inc. (Software)	2,430	$55,501
Cablevision Systems Corp.—Class A (Media)	1,458	52,794
Cabot Oil & Gas Corp. (Oil & Gas)	648	42,969
Cameron International Corp.* (Oil & Gas Services)	1,539	77,396
Campbell Soup Co. (Food)	1,134	39,180
Capital One Financial Corp. (Diversified Financial Services)	2,916	150,670
Cardinal Health, Inc. (Pharmaceuticals)	2,187	99,334
CareFusion Corp.* (Healthcare-Products)	1,458	39,614
Carmax, Inc.* (Retail)	1,458	48,216
Carnival Corp.—Class A (Leisure Time)	2,754	103,633
Caterpillar, Inc. (Machinery-Construction & Mining)	4,131	439,786
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,863	46,780
CBS Corp.—Class B (Media)	4,212	120,000
Celgene Corp.* (Biotechnology)	2,916	175,893
CenterPoint Energy, Inc. (Electric)	2,673	51,723
CenturyLink, Inc. (Telecommunications)	3,807	153,917
Cephalon, Inc.* (Pharmaceuticals)	486	38,831
Cerner Corp.* (Software)	972	59,399
CF Industries Holdings, Inc. (Chemicals)	486	68,852
Chesapeake Energy Corp. (Oil & Gas)	4,212	125,054
Chevron Corp. (Oil & Gas)	12,798	1,316,146
Chipotle Mexican Grill, Inc.* (Retail)	162	49,927
Chubb Corp. (Insurance)	1,863	116,642
CIGNA Corp. (Insurance)	1,701	87,482
Cincinnati Financial Corp. (Insurance)	1,053	30,727
Cintas Corp. (Textiles)	810	26,754
Cisco Systems, Inc. (Telecommunications)	34,911	544,961
Citigroup, Inc. (Banks)	18,549	772,380
Citrix Systems, Inc.* (Software)	1,215	97,200
Cliffs Natural Resources, Inc. (Iron/Steel)	891	82,373
Clorox Co. (Household Products/Wares)	810	54,626
CME Group, Inc. (Diversified Financial Services)	405	118,094
CMS Energy Corp. (Electric)	1,620	31,898
Coach, Inc. (Apparel)	1,863	119,102
Coca-Cola Co. (Beverages)	14,499	975,638
Coca-Cola Enterprises, Inc. (Beverages)	2,025	59,089
Cognizant Technology Solutions Corp.* (Computers)	1,944	142,573
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,078	269,048
Comcast Corp.—Class A (Media)	17,577	445,401
Comerica, Inc. (Banks)	1,134	39,202
Computer Sciences Corp. (Computers)	972	36,897
Compuware Corp.* (Software)	1,377	13,440
ConAgra Foods, Inc. (Food)	2,592	66,900
ConocoPhillips (Oil & Gas)	8,991	676,033
CONSOL Energy, Inc. (Coal)	1,458	70,684
Consolidated Edison, Inc. (Electric)	1,863	99,186
Constellation Brands, Inc.* (Beverages)	1,134	23,610
Constellation Energy Group, Inc. (Electric)	1,296	49,196
Corning, Inc. (Telecommunications)	9,963	180,828
Costco Wholesale Corp. (Retail)	2,754	223,735
Coventry Health Care, Inc.* (Healthcare-Services)	972	35,449
Covidien PLC (Healthcare-Products)	3,159	168,154
CSX Corp. (Transportation)	6,966	182,649
Cummins, Inc. (Machinery-Diversified)	1,215	125,740
CVS Caremark Corp. (Retail)	8,586	322,662
D.R. Horton, Inc. (Home Builders)	1,782	20,529
Danaher Corp. (Miscellaneous Manufacturing)	3,483	184,564
Darden Restaurants, Inc. (Retail)	891	44,336

Common Stocks, continued

	Shares	Value
DaVita, Inc.* (Healthcare-Services)	567	$49,108
Dean Foods Co.* (Food)	1,134	13,914
Deere & Co. (Machinery-Diversified)	2,673	220,389
Dell, Inc.* (Computers)	10,449	174,185
Denbury Resources, Inc.* (Oil & Gas)	2,511	50,220
DENTSPLY International, Inc. (Healthcare-Products)	891	33,929
Devon Energy Corp. (Oil & Gas)	2,673	210,659
DeVry, Inc. (Commercial Services)	405	23,948
Diamond Offshore Drilling, Inc. (Oil & Gas)	405	28,516
DIRECTV—Class A* (Media)	4,860	246,985
Discover Financial Services (Diversified Financial Services)	3,483	93,170
Discovery Communications, Inc.—Class A* (Media)	1,782	72,991
Dominion Resources, Inc. (Electric)	3,645	175,944
Dover Corp. (Miscellaneous Manufacturing)	1,215	82,377
Dr. Pepper Snapple Group, Inc. (Beverages)	1,377	57,738
DTE Energy Co. (Electric)	1,053	52,671
Duke Energy Corp. (Electric)	8,424	158,624
Dun & Bradstreet Corp. (Software)	324	24,475
E*TRADE Financial Corp.* (Diversified Financial Services)	1,620	22,356
E.I. du Pont de Nemours & Co. (Chemicals)	5,913	319,598
Eastman Chemical Co. (Chemicals)	486	49,606
Eaton Corp. (Miscellaneous Manufacturing)	2,187	112,521
eBay, Inc.* (Internet)	7,290	235,248
Ecolab, Inc. (Chemicals)	1,458	82,202
Edison International (Electric)	2,106	81,607
Edwards Lifesciences Corp.* (Healthcare-Products)	729	63,554
El Paso Corp. (Pipelines)	4,860	98,172
Electronic Arts, Inc.* (Software)	2,106	49,702
Eli Lilly & Co. (Pharmaceuticals)	6,480	243,194
EMC Corp.* (Computers)	13,041	359,280
Emerson Electric Co. (Electrical Components & Equipment)	4,779	268,819
Entergy Corp. (Electric)	1,134	77,430
EOG Resources, Inc. (Oil & Gas)	1,701	177,840
EQT Corp. (Oil & Gas)	972	51,049
Equifax, Inc. (Commercial Services)	810	28,123
Equity Residential (REIT)	1,863	111,780
Exelon Corp. (Electric)	4,212	180,442
Expedia, Inc. (Internet)	1,296	37,571
Expeditors International of Washington, Inc. (Transportation)	1,377	70,489
Express Scripts, Inc.* (Pharmaceuticals)	3,402	183,640
Exxon Mobil Corp. (Oil & Gas)	31,266	2,544,428
F5 Networks, Inc.* (Internet)	486	53,582
Family Dollar Stores, Inc. (Retail)	810	42,574
Fastenal Co. (Distribution/Wholesale)	1,863	67,049
Federated Investors, Inc.—Class B (Diversified Financial Services)	567	13,517
FedEx Corp. (Transportation)	2,025	192,071
Fidelity National Information Services, Inc. (Software)	1,701	52,374
Fifth Third Bancorp (Banks)	5,832	74,358
First Horizon National Corp. (Banks)	1,702	16,233
First Solar, Inc.* (Energy-Alternate Sources)	324	42,855
FirstEnergy Corp. (Electric)	2,673	118,013
Fiserv, Inc.* (Software)	891	55,803
FLIR Systems, Inc. (Electronics)	1,053	35,497
Flowserve Corp. (Machinery-Diversified)	324	35,604
Fluor Corp. (Engineering & Construction)	1,134	73,324
FMC Corp. (Chemicals)	486	41,806

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 3

Common Stocks, continued

	Shares	Value
FMC Technologies, Inc.* (Oil & Gas Services)	1,539	$68,932
Ford Motor Co.* (Auto Manufacturers)	24,138	332,863
Forest Laboratories, Inc.* (Pharmaceuticals)	1,782	70,104
Fortune Brands, Inc. (Household Products/Wares)	972	61,984
Franklin Resources, Inc. (Diversified Financial Services)	891	116,979
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	5,994	317,083
Frontier Communications Corp. (Telecommunications)	6,318	50,986
GameStop Corp.—Class A* (Retail)	891	23,763
Gannett Co., Inc. (Media)	1,539	22,038
General Dynamics Corp. (Aerospace/Defense)	2,349	175,047
General Electric Co. (Miscellaneous Manufacturing)	67,311	1,269,485
General Mills, Inc. (Food)	4,050	150,741
Genuine Parts Co. (Distribution/Wholesale)	972	52,877
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	3,078	31,642
Gilead Sciences, Inc.* (Pharmaceuticals)	5,022	207,961
Goodrich Corp. (Aerospace/Defense)	810	77,355
Google, Inc.—Class A* (Internet)	1,620	820,336
H & R Block, Inc. (Commercial Services)	1,944	31,182
Halliburton Co. (Oil & Gas Services)	5,832	297,432
Harley-Davidson, Inc. (Leisure Time)	1,539	63,053
Harman International Industries, Inc. (Home Furnishings)	405	18,456
Harris Corp. (Telecommunications)	810	36,499
Hartford Financial Services Group, Inc. (Insurance)	2,835	74,759
Hasbro, Inc. (Toys/Games/Hobbies)	891	39,142
HCP, Inc. (REIT)	2,592	95,100
Health Care REIT, Inc. (REIT)	1,134	59,456
Heinz (H.J.) Co. (Food)	2,025	107,892
Helmerich & Payne, Inc. (Oil & Gas)	648	42,846
Hess Corp. (Oil & Gas)	1,944	145,333
Hewlett-Packard Co. (Computers)	13,203	480,589
Home Depot, Inc. (Retail)	10,125	366,727
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,022	299,261
Hormel Foods Corp. (Food)	891	26,561
Hospira, Inc.* (Pharmaceuticals)	1,053	59,663
Host Hotels & Resorts, Inc. (REIT)	4,374	74,139
Hudson City Bancorp, Inc. (Savings & Loans)	3,321	27,199
Humana, Inc. (Healthcare-Services)	1,053	84,809
Huntington Bancshares, Inc. (Banks)	5,508	36,132
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,159	178,452
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	2,106	95,633
Integrys Energy Group, Inc. (Electric)	486	25,194
Intel Corp. (Semiconductors)	33,696	746,703
IntercontinentalExchange, Inc.* (Diversified Financial Services)	486	60,609
International Business Machines Corp. (Computers)	7,695	1,320,077
International Flavors & Fragrances, Inc. (Chemicals)	486	31,221
International Game Technology (Entertainment)	1,944	34,176
International Paper Co. (Forest Products & Paper)	2,754	82,124
Interpublic Group of Cos., Inc. (Advertising)	3,078	38,475
Intuit, Inc.* (Software)	1,701	88,214

Common Stocks, continued

	Shares	Value
Intuitive Surgical, Inc.* (Healthcare-Products)	243	$90,423
Invesco, Ltd. (Diversified Financial Services)	2,916	68,234
Iron Mountain, Inc. (Commercial Services)	1,296	44,181
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,134	66,827
J.C. Penney Co., Inc. (Retail)	1,377	47,562
J.P. Morgan Chase & Co. (Diversified Financial Services)	25,272	1,034,636
Jabil Circuit, Inc. (Electronics)	1,215	24,543
Jacobs Engineering Group, Inc.* (Engineering & Construction)	810	35,033
Janus Capital Group, Inc. (Diversified Financial Services)	1,215	11,470
JDS Uniphase Corp.* (Telecommunications)	1,458	24,290
JM Smucker Co. (Food)	729	55,725
Johnson & Johnson (Healthcare-Products)	17,415	1,158,446
Johnson Controls, Inc. (Auto Parts & Equipment)	4,293	178,846
Joy Global, Inc. (Machinery-Construction & Mining)	648	61,716
Juniper Networks, Inc.* (Telecommunications)	3,402	107,163
Kellogg Co. (Food)	1,620	89,618
KeyCorp (Banks)	6,075	50,605
Kimberly-Clark Corp. (Household Products/Wares)	2,511	167,132
Kimco Realty Corp. (REIT)	2,592	48,315
KLA-Tencor Corp. (Semiconductors)	1,053	42,625
Kohls Corp. (Retail)	1,782	89,118
Kraft Foods, Inc. (Food)	11,178	393,801
Kroger Co. (Food)	3,888	96,422
L-3 Communications Holdings, Inc. (Aerospace/Defense)	648	56,668
Laboratory Corp. of America Holdings* (Healthcare-Services)	648	62,720
Legg Mason, Inc. (Diversified Financial Services)	972	31,843
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	891	21,723
Lennar Corp.—Class A (Home Builders)	1,053	19,112
Leucadia National Corp. (Holding Companies-Diversified)	1,296	44,194
Lexmark International, Inc.—Class A* (Computers)	486	14,220
Life Technologies Corp.* (Biotechnology)	1,134	59,047
Limited, Inc. (Retail)	1,620	62,289
Lincoln National Corp. (Insurance)	2,025	57,692
Linear Technology Corp. (Semiconductors)	1,458	48,143
Lockheed Martin Corp. (Aerospace/Defense)	1,782	144,289
Loews Corp. (Insurance)	1,944	81,823
Lorillard, Inc. (Agriculture)	891	97,003
Lowe's Cos., Inc. (Retail)	8,262	192,587
LSI Logic Corp.* (Semiconductors)	3,807	27,106
M&T Bank Corp. (Banks)	810	71,239
Macy's, Inc. (Retail)	2,673	78,159
Marathon Oil Corp. (Oil & Gas)	4,536	238,956
Marriott International, Inc.—Class A (Lodging)	1,783	63,273
Marsh & McLennan Cos., Inc. (Insurance)	3,483	108,635
Marshall & Ilsley Corp. (Banks)	3,402	27,114
Masco Corp. (Building Materials)	2,268	27,284
MasterCard, Inc.—Class A (Software)	567	170,860
Mattel, Inc. (Toys/Games/Hobbies)	2,187	60,121
McCormick & Co., Inc. (Food)	810	40,152
McDonald's Corp. (Retail)	6,561	553,224
McGraw-Hill Cos., Inc. (Media)	1,944	81,473
McKesson Corp. (Commercial Services)	1,620	135,513

See accompanying notes to the financial statements.

4 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	1,296	$87,545
MeadWestvaco Corp. (Forest Products & Paper)	1,053	35,075
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,511	141,922
Medtronic, Inc. (Healthcare-Products)	6,804	262,158
MEMC Electronic Materials, Inc.* (Semiconductors)	1,458	12,437
Merck & Co., Inc. (Pharmaceuticals)	19,602	691,755
MetLife, Inc. (Insurance)	6,723	294,938
MetroPCS Communications, Inc.* (Telecommunications)	1,701	29,274
Microchip Technology, Inc. (Semiconductors)	1,215	46,061
Micron Technology, Inc.* (Semiconductors)	5,508	41,200
Microsoft Corp. (Software)	47,142	1,225,692
Molex, Inc. (Electrical Components & Equipment)	891	22,961
Molson Coors Brewing Co.—Class B (Beverages)	972	43,487
Monsanto Co. (Agriculture)	3,402	246,781
Monster Worldwide, Inc.* (Internet)	810	11,875
Moody's Corp. (Commercial Services)	1,296	49,702
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	9,801	225,521
Motorola Mobility Holdings, Inc.* (Telecommunications)	1,863	41,061
Motorola Solutions, Inc.* (Telecommunications)	2,187	100,689
Murphy Oil Corp. (Oil & Gas)	1,215	79,777
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,754	67,941
Nabors Industries, Ltd.* (Oil & Gas)	1,863	45,904
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	972	24,592
National Oilwell Varco, Inc. (Oil & Gas Services)	2,673	209,055
National Semiconductor Corp. (Semiconductors)	1,539	37,875
NetApp, Inc.* (Computers)	2,349	123,980
Netflix, Inc.* (Internet)	243	63,834
Newell Rubbermaid, Inc. (Housewares)	1,863	29,398
Newfield Exploration Co.* (Oil & Gas)	810	55,096
Newmont Mining Corp. (Mining)	3,159	170,491
News Corp.—Class A (Media)	14,499	256,632
NextEra Energy, Inc. (Electric)	2,673	153,591
Nicor, Inc. (Gas)	324	17,736
NIKE, Inc.—Class B (Apparel)	2,430	218,651
NiSource, Inc. (Electric)	1,782	36,086
Noble Corp. (Oil & Gas)	1,620	63,844
Noble Energy, Inc. (Oil & Gas)	1,134	101,640
Nordstrom, Inc. (Retail)	1,053	49,428
Norfolk Southern Corp. (Transportation)	2,268	169,941
Northeast Utilities System (Electric)	1,134	39,883
Northern Trust Corp. (Banks)	1,539	70,732
Northrop Grumman Corp. (Aerospace/Defense)	1,863	129,199
Novellus Systems, Inc.* (Semiconductors)	567	20,491
NRG Energy, Inc.* (Electric)	1,539	37,829
Nucor Corp. (Iron/Steel)	2,025	83,470
NVIDIA Corp.* (Semiconductors)	3,807	60,665
NYSE Euronext (Diversified Financial Services)	1,701	58,293
O'Reilly Automotive, Inc.* (Retail)	891	58,369
Occidental Petroleum Corp. (Oil & Gas)	5,184	539,343
Omnicom Group, Inc. (Advertising)	1,782	85,821
ONEOK, Inc. (Gas)	648	47,958
Oracle Corp. (Software)	24,705	813,042
Owens-Illinois, Inc.* (Packaging & Containers)	1,053	27,178
PACCAR, Inc. (Auto Manufacturers)	2,349	120,010
Pall Corp. (Miscellaneous Manufacturing)	729	40,992

Common Stocks, continued

	Shares	Value
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,053	$94,496
Patterson Cos., Inc. (Healthcare-Products)	648	21,313
Paychex, Inc. (Commercial Services)	2,025	62,208
Peabody Energy Corp. (Coal)	1,701	100,206
People's United Financial, Inc. (Banks)	2,268	30,482
Pepco Holdings, Inc. (Electric)	1,458	28,621
PepsiCo, Inc. (Beverages)	10,044	707,399
PerkinElmer, Inc. (Electronics)	729	19,617
Pfizer, Inc. (Pharmaceuticals)	50,139	1,032,863
PG&E Corp. (Electric)	2,511	105,537
Philip Morris International, Inc. (Commercial Services)	11,259	751,763
Pinnacle West Capital Corp. (Electric)	729	32,499
Pioneer Natural Resources Co. (Oil & Gas)	729	65,297
Pitney Bowes, Inc. (Office/Business Equipment)	1,296	29,795
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,053	42,689
PNC Financial Services Group (Banks)	3,321	197,965
Polo Ralph Lauren Corp. (Apparel)	405	53,707
PPG Industries, Inc. (Chemicals)	972	88,248
PPL Corp. (Electric)	3,645	101,440
Praxair, Inc. (Chemicals)	1,944	210,710
Precision Castparts Corp. (Metal Fabricate/Hardware)	891	146,703
Priceline.com, Inc.* (Internet)	324	165,865
Principal Financial Group, Inc. (Insurance)	2,025	61,600
Procter & Gamble Co. (Cosmetics/Personal Care)	17,739	1,127,668
Progress Energy, Inc. (Electric)	1,863	89,443
Progressive Corp. (Insurance)	4,131	88,321
Prologis, Inc. (REIT)	2,673	95,800
Prudential Financial, Inc. (Insurance)	3,078	195,730
Public Service Enterprise Group, Inc. (Electric)	3,240	105,754
Public Storage, Inc. (REIT)	891	101,583
Pulte Group, Inc.* (Home Builders)	2,106	16,132
QEP Resources, Inc. (Oil & Gas)	1,134	47,435
Qualcomm, Inc. (Telecommunications)	10,611	602,599
Quanta Services, Inc.* (Commercial Services)	1,377	27,815
Quest Diagnostics, Inc. (Healthcare-Services)	972	57,445
R.R. Donnelley & Sons Co. (Commercial Services)	1,215	23,826
Range Resources Corp. (Oil & Gas)	1,053	58,441
Raytheon Co. (Aerospace/Defense)	2,268	113,060
Red Hat, Inc.* (Software)	1,215	55,769
Regions Financial Corp. (Banks)	8,019	49,718
Republic Services, Inc. (Environmental Control)	1,944	59,972
Reynolds American, Inc. (Agriculture)	2,187	81,028
Robert Half International, Inc. (Commercial Services)	972	26,273
Rockwell Automation, Inc. (Machinery-Diversified)	891	77,303
Rockwell Collins, Inc. (Aerospace/Defense)	972	59,963
Roper Industries, Inc. (Miscellaneous Manufacturing)	648	53,978
Ross Stores, Inc. (Retail)	729	58,407
Rowan Cos., Inc.* (Oil & Gas)	810	31,436
Ryder System, Inc. (Transportation)	324	18,419
Safeway, Inc. (Food)	2,268	53,003
SAIC, Inc.* (Commercial Services)	1,782	29,973
Salesforce.com, Inc.* (Software)	729	108,606
SanDisk Corp.* (Computers)	1,539	63,868
Sara Lee Corp. (Food)	3,726	70,757
SCANA Corp. (Electric)	729	28,701

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 5

Common Stocks, continued

	Shares	Value
Schlumberger, Ltd. (Oil & Gas Services)	8,586	$741,830
Scripps Networks Interactive—Class A (Entertainment)	567	27,715
Sealed Air Corp. (Packaging & Containers)	1,053	25,051
Sears Holdings Corp.* (Retail)	243	17,360
Sempra Energy (Gas)	1,539	81,382
Sherwin-Williams Co. (Chemicals)	567	47,554
Sigma-Aldrich Corp. (Chemicals)	810	59,438
Simon Property Group, Inc. (REIT)	1,863	216,536
SLM Corp. (Diversified Financial Services)	3,321	55,826
Snap-on, Inc. (Hand/Machine Tools)	405	25,304
Southern Co. (Electric)	5,427	219,142
Southwest Airlines Co. (Airlines)	5,022	57,351
Southwestern Energy Co.* (Oil & Gas)	2,187	93,779
Spectra Energy Corp. (Pipelines)	4,131	113,231
Sprint Nextel Corp.* (Telecommunications)	19,035	102,599
St. Jude Medical, Inc. (Healthcare-Products)	2,106	100,414
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,053	75,869
Staples, Inc. (Retail)	4,536	71,669
Starbucks Corp. (Retail)	4,779	188,723
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,215	68,089
State Street Corp. (Banks)	3,240	146,092
Stericycle, Inc.* (Environmental Control)	567	50,531
Stryker Corp. (Healthcare-Products)	2,106	123,601
Sunoco, Inc. (Oil & Gas)	729	30,407
SunTrust Banks, Inc. (Banks)	3,402	87,772
SuperValu, Inc. (Food)	1,377	12,958
Symantec Corp.* (Internet)	4,779	94,242
Sysco Corp. (Food)	3,726	116,177
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,620	97,751
Target Corp. (Retail)	4,374	205,184
TECO Energy, Inc. (Electric)	1,377	26,012
Tellabs, Inc. (Telecommunications)	2,268	10,455
Tenet Healthcare Corp.* (Healthcare-Services)	3,078	19,207
Teradata Corp.* (Computers)	1,053	63,391
Teradyne, Inc.* (Semiconductors)	1,215	17,982
Tesoro Petroleum Corp.* (Oil & Gas)	891	20,413
Texas Instruments, Inc. (Semiconductors)	7,371	241,990
Textron, Inc. (Miscellaneous Manufacturing)	1,782	42,073
The AES Corp.* (Electric)	4,212	53,661
The Charles Schwab Corp. (Diversified Financial Services)	6,399	105,264
The Dow Chemical Co. (Chemicals)	7,452	268,272
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	729	76,684
The Gap, Inc. (Retail)	2,511	45,449
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,321	441,992
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,539	25,809
The Hershey Co. (Food)	972	55,258
The Travelers Cos., Inc. (Insurance)	2,673	156,050
The Williams Cos., Inc. (Pipelines)	3,726	112,711
Thermo Fisher Scientific, Inc.* (Electronics)	2,430	156,468
Tiffany & Co. (Retail)	810	63,601
Time Warner Cable, Inc. (Media)	2,106	164,352
Time Warner, Inc. (Media)	6,804	247,461
Titanium Metals Corp. (Mining)	567	10,387
TJX Cos., Inc. (Retail)	2,430	127,648
Torchmark Corp. (Insurance)	486	31,172
Total System Services, Inc. (Software)	1,053	19,565

Common Stocks, continued

	Shares	Value
Tyco International, Ltd. (Miscellaneous Manufacturing)	2,997	$148,142
Tyson Foods, Inc.—Class A (Food)	1,944	37,752
U.S. Bancorp (Banks)	12,231	312,013
Union Pacific Corp. (Transportation)	3,078	321,343
United Parcel Service, Inc.—Class B (Transportation)	6,237	454,864
United States Steel Corp. (Iron/Steel)	891	41,022
United Technologies Corp. (Aerospace/Defense)	5,832	516,190
UnitedHealth Group, Inc. (Healthcare-Services)	6,885	355,128
UnumProvident Corp. (Insurance)	1,944	49,533
Urban Outfitters, Inc.* (Retail)	810	22,802
V.F. Corp. (Apparel)	567	61,554
Valero Energy Corp. (Oil & Gas)	3,645	93,203
Varian Medical Systems, Inc.* (Healthcare-Products)	729	51,045
Ventas, Inc. (REIT)	1,053	55,504
VeriSign, Inc. (Internet)	1,053	35,233
Verizon Communications, Inc. (Telecommunications)	17,982	669,470
Viacom, Inc.—Class B (Media)	3,726	190,026
Visa, Inc.—Class A (Commercial Services)	3,078	259,352
Vornado Realty Trust (REIT)	1,053	98,119
Vulcan Materials Co. (Building Materials)	810	31,209
W.W. Grainger, Inc. (Distribution/Wholesale)	405	62,228
Wal-Mart Stores, Inc. (Retail)	12,150	645,651
Walgreen Co. (Retail)	5,832	247,627
Walt Disney Co. (Media)	11,988	468,012
Washington Post Co.—Class B (Media)	81	33,935
Waste Management, Inc. (Environmental Control)	2,997	111,698
Waters Corp.* (Electronics)	567	54,285
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	810	55,671
WellPoint, Inc. (Healthcare-Services)	2,349	185,031
Wells Fargo & Co. (Banks)	33,615	943,237
Western Digital Corp.* (Computers)	1,458	53,042
Western Union Co. (Commercial Services)	4,050	81,121
Weyerhaeuser Co. (Forest Products & Paper)	3,402	74,368
Whirlpool Corp. (Home Furnishings)	486	39,522
Whole Foods Market, Inc. (Food)	972	61,673
Windstream Corp. (Telecommunications)	3,240	41,990
Wisconsin Energy Corp. (Electric)	1,458	45,708
Wyndham Worldwide Corp. (Lodging)	1,053	35,433
Wynn Resorts, Ltd. (Lodging)	486	69,760
Xcel Energy, Inc. (Electric)	3,078	74,795
Xerox Corp. (Office/Business Equipment)	8,910	92,753
Xilinx, Inc. (Semiconductors)	1,701	62,035
XL Group PLC (Insurance)	1,944	42,729
Yahoo!, Inc.* (Internet)	8,262	124,260
YUM! Brands, Inc. (Retail)	2,997	165,554
Zimmer Holdings, Inc.* (Healthcare-Products)	1,215	76,788
Zions Bancorp (Banks)	1,134	27,227
TOTAL COMMON STOCKS (Cost $50,991,507)		76,365,505

Rights/Warrants(NM)

American International Group, Inc.* (Diversified Financial Services)	1	7
TOTAL RIGHTS/WARRANTS (Cost $12)		7

See accompanying notes to the financial statements.

6 :: ProFund VP Bull :: Financial Statements

Repurchase Agreements(a)(b) (21.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $21,250,000	$21,250,000	$21,250,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,250,000)		21,250,000
TOTAL INVESTMENT SECURITIES (Cost $72,241,519)—97.8%		97,615,512
Net other assets (liabilities)—2.2%		2,238,026
NET ASSETS—100.0%		$99,853,538

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $1,735,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 9/19/11 (Underlying notional amount at value $9,864,375)	150	$328,659

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$6,843,820	$166,587
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	6,652,154	206,401
		$372,988

ProFund VP Bull invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Advertising	$124,296	0.1%
Aerospace/Defense	1,619,094	1.6%
Agriculture	905,076	0.9%
Airlines	57,351	0.1%
Apparel	453,014	0.5%
Auto Manufacturers	452,873	0.5%
Auto Parts & Equipment	204,655	0.2%
Banks	3,978,250	4.0%
Beverages	1,915,360	1.9%
Biotechnology	744,514	0.7%
Building Materials	58,493	0.1%
Chemicals	1,427,487	1.4%
Coal	237,142	0.2%
	Value	% of Net Assets
Commercial Services	$1,610,361	1.6%
Computers	4,816,919	4.8%
Cosmetics/Personal Care	1,550,512	1.6%
Distribution/Wholesale	182,154	0.2%
Diversified Financial Services	3,318,921	3.3%
Electric	2,440,994	2.4%
Electrical Components & Equipment	291,780	0.3%
Electronics	463,413	0.5%
Energy-Alternate Sources	42,855	NM
Engineering & Construction	108,357	0.1%
Entertainment	61,891	0.1%
Environmental Control	222,201	0.2%
Food	1,488,484	1.5%
Forest Products & Paper	234,256	0.2%
Gas	147,076	0.2%
Hand/Machine Tools	101,173	0.1%
Healthcare-Products	2,655,121	2.7%
Healthcare-Services	956,036	1.0%
Holding Companies-Diversified	44,194	NM
Home Builders	55,773	0.1%
Home Furnishings	57,978	0.1%
Household Products/Wares	308,774	0.3%
Housewares	29,398	NM
Insurance	2,922,556	2.9%
Internet	2,144,065	2.2%
Iron/Steel	259,483	0.3%
Leisure Time	166,686	0.2%
Lodging	236,555	0.2%
Machinery-Construction & Mining	501,502	0.5%
Machinery-Diversified	459,036	0.5%
Media	2,402,100	2.4%
Metal Fabricate/Hardware	146,703	0.2%
Mining	604,588	0.6%
Miscellaneous Manufacturing	3,120,764	3.1%
Office/Business Equipment	122,548	0.1%
Oil & Gas	7,518,386	7.5%
Oil & Gas Services	1,594,475	1.6%
Packaging & Containers	114,616	0.1%
Pharmaceuticals	4,047,006	4.1%
Pipelines	324,114	0.3%
REIT	1,142,335	1.1%
Real Estate	46,780	NM
Retail	4,387,163	4.4%
Savings & Loans	27,199	NM
Semiconductors	1,806,930	1.8%
Software	3,276,265	3.3%
Telecommunications	4,008,619	4.0%
Textiles	26,754	NM
Toys/Games/Hobbies	99,263	0.1%
Transportation	1,492,795	1.5%
Other**	23,488,026	23.5%
Total	$99,853,538	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 7

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$72,241,519
Securities, at value	76,365,512
Repurchase agreements, at value	21,250,000
Total Investment Securities, at value	97,615,512
Cash	441
Segregated cash balances with brokers	742,125
Dividends and interest receivable	97,047
Unrealized gain on swap agreements	372,988
Receivable for capital shares issued	1,248,969
Receivable for investments sold	8,618
Variation margin on futures contracts	90,000
Prepaid expenses	1,155
TOTAL ASSETS	100,176,855
LIABILITIES:
Payable for capital shares redeemed	84,997
Advisory fees payable	56,836
Management services fees payable	7,578
Administration fees payable	3,144
Administrative services fees payable	39,625
Distribution fees payable	38,703
Trustee fees payable	9
Transfer agency fees payable	9,895
Fund accounting fees payable	6,705
Compliance services fees payable	921
Other accrued expenses	74,904
TOTAL LIABILITIES	323,317
NET ASSETS	$99,853,538
NET ASSETS CONSIST OF:
Capital	$84,364,244
Accumulated net investment income (loss)	(113,103)
Accumulated net realized gains (losses) on investments	(10,473,243)
Net unrealized appreciation (depreciation) on investments	26,075,640
NET ASSETS	$99,853,538
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,669,464
Net Asset Value (offering and redemption price per share)	$27.21

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$732,146
Interest	7,550
TOTAL INVESTMENT INCOME	739,696
EXPENSES:
Advisory fees	382,986
Management services fees	51,065
Administration fees	19,721
Transfer agency fees	28,186
Administrative services fees	150,104
Distribution fees	127,662
Custody fees	4,304
Fund accounting fees	39,411
Trustee fees	731
Compliance services fees	535
Other fees	65,443
Total Gross Expenses before reductions	870,148
Less Expenses reduced by the Advisor	(12,258)
TOTAL NET EXPENSES	857,890
NET INVESTMENT INCOME (LOSS)	(118,194)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	126,799
Net realized gains (losses) on futures contracts	663,186
Net realized gains (losses) on swap agreements	431,761
Change in net unrealized appreciation/depreciation on investments	3,865,216
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,086,962
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,968,768

See accompanying notes to the financial statements.

8 :: ProFund VP Bull :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(118,194)	$(194,178)
Net realized gains (losses) on investments	1,221,746	15,723,764
Change in net unrealized appreciation/depreciation on investments	3,865,216	(4,432,679)
Change in net assets resulting from operations	4,968,768	11,096,907
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(135,672)
Net realized gains on investments	(1,489,584)	—
Change in net assets resulting from distributions	(1,489,584)	(135,672)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	261,996,056	419,589,581
Dividends reinvested	1,489,584	135,672
Value of shares redeemed	(268,443,185)	(442,862,877)
Change in net assets resulting from capital transactions	(4,957,545)	(23,137,624)
Change in net assets	(1,478,361)	(12,176,389)
NET ASSETS:
Beginning of period	101,331,899	113,508,288
End of period	$99,853,538	$101,331,899
Accumulated net investment income (loss)	$(113,103)	$5,091
SHARE TRANSACTIONS:
Issued	9,635,187	17,546,745
Reinvested	54,804	5,623
Redeemed	(9,873,930)	(18,551,966)
Change in shares	(183,939)	(999,598)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 9

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$26.30		$23.39	$18.93	$30.90	$30.40	$28.27
Investment Activities:
Net investment income (loss)(a)	(0.03)		(0.05)	0.03	0.16	0.19	0.11
Net realized and unrealized gains (losses) on investments	1.34		2.99	4.57	(11.68)	0.89	3.63
Total income (loss) from investment activities	1.31		2.94	4.60	(11.52)	1.08	3.74
Distributions to Shareholders From:
Net investment income	—		(0.03)	(0.14)	—	(0.18)	(0.08)
Net realized gains on investments	(0.40)		—	—	(0.45)	(0.40)	(1.53)
Total distributions	(0.40)		(0.03)	(0.14)	(0.45)	(0.58)	(1.61)
Net Asset Value, End of Period	$27.21		$26.30	$23.39	$18.93	$30.90	$30.40
Total Return	4.98	%(b)	12.58%	24.34%	(37.67)%	3.55%	13.66%
Ratios to Average Net Assets:
Gross expenses(c)	1.70%		1.74%	1.80%	1.73%	1.67%	1.70%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.62%	1.67%
Net investment income (loss)(c)	(0.23)%		(0.20)%	0.17%	0.63%	0.60%	0.38%
Supplemental Data:
Net assets, end of period (000's)	$99,854		$101,332	$113,508	$70,523	$163,524	$310,894
Portfolio turnover rate(d)	2	%(b)	87%	116%	259%	175%	224%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

10 :: ProFund VP Bull :: Financial Highlights

Investment Objective: The ProFund VP Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index – Composition

% of Index
Industrial	19%
Consumer Non-Cyclical	19%
Financial	18%
Consumer Cyclical	13%
Technology	10%
Energy	6%
Utilities	6%
Basic Materials	5%
Communications	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (95.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $8,781,000	$8,781,000	$8,781,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,781,000)		8,781,000
TOTAL INVESTMENT SECURITIES (Cost $8,781,000)—95.9%		8,781,000
Net other assets (liabilities)—4.1%		372,387
NET ASSETS—100.0%		$9,153,387

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $1,323,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$3,002,908	$87,869
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	6,043,957	176,953
		$264,822

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 11

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$8,781,000
Repurchase agreements, at value	8,781,000
Total Investment Securities, at value	8,781,000
Cash	89
Unrealized gain on swap agreements	264,822
Receivable for capital shares issued	138,092
Prepaid expenses	116
TOTAL ASSETS	9,184,119
LIABILITIES:
Payable for capital shares redeemed	5,086
Advisory fees payable	5,018
Management services fees payable	669
Administration fees payable	273
Administrative services fees payable	6,583
Distribution fees payable	6,649
Trustee fees payable	1
Transfer agency fees payable	904
Fund accounting fees payable	583
Compliance services fees payable	82
Other accrued expenses	4,884
TOTAL LIABILITIES	30,732
NET ASSETS	$9,153,387
NET ASSETS CONSIST OF:
Capital	$9,557,377
Accumulated net investment income (loss)	(73,623)
Accumulated net realized gains (losses) on investments	(595,189)
Net unrealized appreciation (depreciation) on investments	264,822
NET ASSETS	$9,153,387
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	345,759
Net Asset Value (offering and redemption price per share)	$26.47

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$2,028
EXPENSES:
Advisory fees	33,773
Management services fees	4,503
Administration fees	1,681
Transfer agency fees	2,405
Administrative services fees	11,125
Distribution fees	11,258
Custody fees	2,294
Fund accounting fees	3,242
Trustee fees	59
Compliance services fees	47
Other fees	4,439
Recoupment of prior expenses reduced by the Advisor	825
TOTAL EXPENSES	75,651
NET INVESTMENT INCOME (LOSS)	(73,623)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	210,498
Net realized gains (losses) on swap agreements	248,931
Change in net unrealized appreciation/depreciation on investments	295,071
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	754,500
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$680,877

See accompanying notes to the financial statements.

12 :: ProFund VP Mid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(73,623)	$(151,703)
Net realized gains (losses) on investments	459,429	1,997,057
Change in net unrealized appreciation/depreciation on investments	295,071	(274,461)
Change in net assets resulting from operations	680,877	1,570,893
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1,336,649)	(933,165)
Change in net assets resulting from distributions	(1,336,649)	(933,165)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	24,303,668	32,415,547
Dividends reinvested	1,336,649	933,165
Value of shares redeemed	(24,107,006)	(37,554,436)
Change in net assets resulting from capital transactions	1,533,311	(4,205,724)
Change in net assets	877,539	(3,567,996)
NET ASSETS:
Beginning of period	8,275,848	11,843,844
End of period	$9,153,387	$8,275,848
Accumulated net investment income (loss)	$(73,623)	$—
SHARE TRANSACTIONS:
Issued	870,271	1,322,936
Reinvested	50,478	38,704
Redeemed	(873,068)	(1,551,960)
Change in shares	47,681	(190,320)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 13

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$27.76		$24.25	$18.25	$29.71	$30.00
Investment Activities:
Net investment income (loss)(b)	(0.22)		(0.38)	(0.35)	(0.01)	0.30
Net realized and unrealized gains (losses) on investments	2.19		5.91	6.35	(11.36)	(0.59)
Total income (loss) from investment activities	1.97		5.53	6.00	(11.37)	(0.29)
Distributions to Shareholders From:
Net investment income	—		—	—	(0.09)	—
Net realized gains on investments	(3.26)		(2.02)	—	—	—
Total distributions	(3.26)		(2.02)	—	(0.09)	—
Net Asset Value, End of Period	$26.47		$27.76	$24.25	$18.25	$29.71
Total Return	7.11	%(c)	24.05%	32.88%	(38.37)%	(0.97	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.71%	1.75%	1.84%	2.02%
Net expenses(d)	1.68%		1.68%	1.67%	1.63%	1.63%
Net investment income (loss)(d)	(1.64)%		(1.57)%	(1.61)%	(0.05)%	2.98%
Supplemental Data:
Net assets, end of period (000's)	$9,153		$8,276	$11,844	$1,982	$194
Portfolio turnover rate(e)	—		—	—	—	—

(a)  Period from commencement of operations.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

14 :: ProFund VP Mid-Cap :: Financial Highlights

Investment Objective: The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	17%
Futures Contracts	11%
Swap Agreements	72%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HealthSpring, Inc.	NM
MFA Financial, Inc.	NM
Rosetta Resources, Inc.	NM
Genesee & Wyoming, Inc.—Class A	NM
Netlogic Microsystems, Inc.	NM

NM  Not meaningful, amount is less than 0.05%.

Russell 2000 Index – Composition

% of Index
Consumer Non-Cyclical	20%
Financial	20%
Industrial	14%
Consumer Cyclical	14%
Technology	11%
Communications	8%
Energy	6%
Basic Materials	4%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (16.6%)

	Shares	Value
1st Source Corp. (Banks)	36	$747
3D Systems Corp.* (Computers)	36	710
99 Cents Only Stores* (Retail)	36	729
A123 Systems, Inc.* (Electrical Components & Equipment)	90	479
AAON, Inc. (Building Materials)	24	524
AAR Corp. (Aerospace/Defense)	36	975
Abaxis, Inc.* (Healthcare-Products)	24	654
ABIOMED, Inc.* (Healthcare-Products)	30	486
ABM Industries, Inc. (Commercial Services)	54	1,260
AboveNet, Inc. (Internet)	24	1,691
Acacia Research Corp.* (Media)	42	1,541
Acadia Realty Trust (REIT)	12	244
Accelrys, Inc.* (Software)	96	683
Acco Brands Corp.* (Household Products/Wares)	48	377
Accretive Health, Inc.* (Commercial Services)	36	1,036
Accuray, Inc.* (Healthcare-Products)	60	481
Accuride Corp.* (Auto Parts & Equipment)	24	303
ACI Worldwide, Inc.* (Software)	42	1,418
Acorda Therapeutics, Inc.* (Biotechnology)	36	1,163
Actuant Corp.—Class A (Miscellaneous Manufacturing)	60	1,610
Acuity Brands, Inc. (Miscellaneous Manufacturing)	36	2,008
Acxiom Corp.* (Software)	60	787
ADTRAN, Inc. (Telecommunications)	48	1,858
Advance America Cash Advance Centers, Inc. (Commercial Services)	60	413
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	42	621
Advent Software, Inc.* (Software)	30	845
Advisory Board Co.* (Commercial Services)	12	695
Aeroflex Holding Corp.* (Semiconductors)	12	218
Aeropostale, Inc.* (Retail)	72	1,260
Aerovironment, Inc.* (Aerospace/Defense)	12	424
AFC Enterprises, Inc.* (Retail)	30	494
Affymetrix, Inc.* (Biotechnology)	60	476
Air Methods Corp.* (Healthcare-Services)	12	897

Common Stocks, continued

	Shares	Value
Air Transport Services Group, Inc.* (Transportation)	54	$370
Aircastle, Ltd. (Trucking & Leasing)	60	763
Akorn, Inc.* (Pharmaceuticals)	54	378
Alaska Air Group, Inc.* (Airlines)	30	2,054
Alaska Communications Systems Group, Inc. (Telecommunications)	60	532
Albany International Corp.—Class A (Machinery-Diversified)	30	792
Align Technology, Inc.* (Healthcare-Products)	54	1,231
Alkermes, Inc.* (Pharmaceuticals)	84	1,562
Allegiant Travel Co.* (Airlines)	12	594
ALLETE, Inc. (Electric)	30	1,231
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	54	506
Alterra Capital Holdings, Ltd. (Insurance)	84	1,873
Altra Holdings, Inc.* (Machinery-Diversified)	30	720
AMAG Pharmaceuticals, Inc.* (Biotechnology)	24	451
AMCOL International Corp. (Mining)	24	916
Amedisys, Inc.* (Healthcare-Services)	30	799
AMERCO* (Trucking & Leasing)	6	577
American Assets Trust, Inc. (REIT)	36	808
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	66	751
American Campus Communities, Inc. (REIT)	48	1,705
American Equity Investment Life Holding Co. (Insurance)	72	915
American Greetings Corp.—Class A (Household Products/Wares)	48	1,154
American Public Education, Inc.* (Commercial Services)	18	801
American Science & Engineering, Inc. (Electronics)	12	960
American States Water Co. (Water)	30	1,040
American Superconductor Corp.* (Electrical Components & Equipment)	42	380
American Vanguard Corp. (Chemicals)	24	311
Amerigon, Inc.* (Auto Parts & Equipment)	30	521
Amerisafe, Inc.* (Insurance)	30	679

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 15

Common Stocks, continued

	Shares	Value
Ameristar Casinos, Inc. (Lodging)	30	$711
Ameron International Corp. (Miscellaneous Manufacturing)	12	788
Amkor Technology, Inc.* (Semiconductors)	72	444
AMN Healthcare Services, Inc.* (Commercial Services)	42	349
AmSurg Corp.* (Healthcare-Services)	36	941
AmTrust Financial Services, Inc. (Insurance)	18	410
Amyris, Inc.* (Energy-Alternate Sources)	18	506
Analogic Corp. (Electronics)	18	947
Ancestry.com, Inc.* (Internet)	30	1,242
AngioDynamics, Inc.* (Healthcare-Products)	30	427
Anixter International, Inc. (Telecommunications)	24	1,568
Ann, Inc.* (Retail)	42	1,096
Anworth Mortgage Asset Corp. (REIT)	192	1,442
Apco Oil & Gas International, Inc. (Oil & Gas)	12	1,043
Apogee Enterprises, Inc. (Building Materials)	36	461
Apollo Investment Corp. (Investment Companies)	186	1,899
Applied Industrial Technologies, Inc. (Machinery-Diversified)	36	1,282
Applied Micro Circuits Corp.* (Semiconductors)	78	691
Approach Resources, Inc.* (Oil & Gas)	24	544
Arbitron, Inc. (Commercial Services)	24	992
Arch Chemicals, Inc. (Chemicals)	30	1,033
Ardea Biosciences, Inc.* (Pharmaceuticals)	18	458
Argo Group International Holdings, Ltd. (Insurance)	24	713
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	120	1,360
Arkansas Best Corp. (Transportation)	24	570
ARMOUR Residential REIT, Inc. (REIT)	42	309
ArQule, Inc.* (Biotechnology)	72	450
Arris Group, Inc.* (Telecommunications)	102	1,184
ArthroCare Corp.* (Healthcare-Products)	24	803
Artio Global Investors, Inc. (Diversified Financial Services)	24	271
Aruba Networks, Inc.* (Telecommunications)	72	2,128
Asbury Automotive Group, Inc.* (Retail)	24	445
Ascena Retail Group, Inc.* (Retail)	54	1,839
Ascent Media Corp.—Class A* (Entertainment)	18	953
Ashford Hospitality Trust (REIT)	36	448
Aspen Technology, Inc.* (Software)	72	1,237
Assisted Living Concepts, Inc.—Class A (Healthcare-Services)	24	403
Associated Estates Realty Corp. (REIT)	66	1,072
Astec Industries, Inc.* (Machinery-Construction & Mining)	30	1,109
Astoria Financial Corp. (Savings & Loans)	84	1,074
athenahealth, Inc.* (Software)	36	1,480
Atlantic Power Corp. (Electric)	66	1,005
Atlantic Tele-Network, Inc. (Environmental Control)	12	460
Atlas Air Worldwide Holdings, Inc.* (Transportation)	24	1,428
ATMI, Inc.* (Semiconductors)	24	490
ATP Oil & Gas Corp.* (Oil & Gas)	48	735
Atrion Corp. (Healthcare-Products)	6	1,187
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	42	823
AVANIR Pharmaceuticals, Inc.—Class A* (Pharmaceuticals)	114	383
Aveo Phamaceuticals, Inc.* (Biotechnology)	30	618
Avid Technology, Inc.* (Software)	30	565
Avis Budget Group, Inc.* (Commercial Services)	96	1,641
Avista Corp. (Electric)	42	1,079

Common Stocks, continued

	Shares	Value
AZZ, Inc. (Miscellaneous Manufacturing)	12	$550
B&G Foods, Inc.—Class A (Food)	42	866
Badger Meter, Inc. (Electronics)	18	666
Balchem Corp. (Chemicals)	36	1,576
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	24	416
BancorpSouth, Inc. (Banks)	66	819
Bank of the Ozarks, Inc. (Banks)	12	625
Barnes & Noble, Inc. (Retail)	24	398
Barnes Group, Inc. (Miscellaneous Manufacturing)	54	1,340
Basic Energy Services, Inc.* (Oil & Gas Services)	24	755
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	42	958
Belden, Inc. (Electrical Components & Equipment)	30	1,046
Belo Corp.—Class A* (Media)	78	587
Benchmark Electronics, Inc.* (Electronics)	66	1,089
Berkshire Hills Bancorp, Inc. (Savings & Loans)	30	672
Berry Petroleum Co.—Class A (Oil & Gas)	42	2,231
BGC Partners, Inc.—Class A (Diversified Financial Services)	84	649
Bill Barrett Corp.* (Oil & Gas)	42	1,947
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	30	627
BioMed Realty Trust, Inc. (REIT)	102	1,962
BJ's Restaurants, Inc.* (Retail)	18	942
Black Box Corp. (Telecommunications)	30	938
Black Hills Corp. (Electric)	36	1,083
Blackbaud, Inc. (Software)	42	1,164
Blackboard, Inc.* (Software)	30	1,302
BlackRock Kelso Capital Corp. (Investment Companies)	78	700
Blount International, Inc.* (Machinery-Diversified)	48	839
Blue Coat Systems, Inc.* (Internet)	36	787
Blue Nile, Inc.* (Internet)	12	528
Bob Evans Farms, Inc. (Retail)	30	1,049
Boise, Inc. (Forest Products & Paper)	108	841
Boston Beer Co., Inc.—Class A* (Beverages)	6	538
Boston Private Financial Holdings, Inc. (Banks)	60	395
Bottomline Technologies, Inc.* (Software)	30	741
Boyd Gaming Corp.* (Lodging)	60	522
BPZ Resources, Inc.* (Oil & Gas)	90	295
Brady Corp.—Class A (Electronics)	42	1,347
Bravo Brio Restaurant Group, Inc.* (Retail)	18	440
Bridgepoint Education, Inc.* (Commercial Services)	18	450
Briggs & Stratton Corp. (Machinery-Diversified)	48	953
Brightpoint, Inc.* (Distribution/Wholesale)	66	535
Bristow Group, Inc. (Transportation)	36	1,837
BroadSoft, Inc.* (Internet)	24	915
Brookline Bancorp, Inc. (Savings & Loans)	60	556
Brooks Automation, Inc.* (Semiconductors)	60	652
Brown Shoe Co., Inc. (Retail)	36	383
Brunswick Corp. (Leisure Time)	78	1,591
Buckeye Technologies, Inc. (Forest Products & Paper)	60	1,619
Buffalo Wild Wings, Inc.* (Retail)	18	1,194
Cabela's, Inc.* (Retail)	36	977
Cabot Microelectronics Corp.* (Chemicals)	18	836
CACI International, Inc.—Class A* (Computers)	24	1,514
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	36	331

See accompanying notes to the financial statements.

16 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Cal Dive International, Inc.* (Oil & Gas Services)	90	$538
Cal-Maine Foods, Inc. (Food)	12	384
Calgon Carbon Corp.* (Environmental Control)	54	918
California Pizza Kitchen, Inc.* (Retail)	18	332
California Water Service Group (Water)	48	898
Caliper Life Sciences, Inc.* (Healthcare-Products)	54	438
Calix, Inc.* (Telecommunications)	30	625
Callaway Golf Co. (Leisure Time)	60	373
Campus Crest Communities, Inc. (REIT)	36	466
Cantel Medical Corp. (Healthcare-Products)	12	323
Capella Education Co.* (Commercial Services)	18	753
Capital Lease Funding, Inc. (REIT)	90	442
Capstead Mortgage Corp. (REIT)	96	1,286
Capstone Turbine Corp.* (Electrical Components & Equipment)	270	413
Cardinal Financial Corp. (Banks)	48	526
Cardtronics, Inc.* (Commercial Services)	36	844
Carrizo Oil & Gas, Inc.* (Oil & Gas)	36	1,503
Carter's, Inc.* (Apparel)	42	1,292
Cascade Corp. (Machinery-Diversified)	12	571
Casey's General Stores, Inc. (Retail)	30	1,320
Cash America International, Inc. (Retail)	30	1,736
Cass Information Systems, Inc. (Banks)	12	453
Cathay Bancorp, Inc. (Banks)	72	1,180
Cavium, Inc.* (Semiconductors)	48	2,092
Cbeyond, Inc.* (Telecommunications)	30	397
CBL & Associates Properties, Inc. (REIT)	126	2,284
CEC Entertainment, Inc. (Retail)	24	963
Cell Therapeutics, Inc.* (Biotechnology)	144	227
Centene Corp.* (Healthcare-Services)	48	1,705
Central European Distribution Corp.* (Distribution/Wholesale)	60	672
Central Eurpoean Media Enterprises, Ltd.—Class A* (Media)	30	593
Central Garden & Pet Co.—Class A* (Household Products/Wares)	48	487
Central Vermont Public Service Corp. (Electric)	12	434
Century Aluminum Co.* (Mining)	54	845
Cenveo, Inc.* (Commercial Services)	66	422
Cepheid, Inc.* (Healthcare-Products)	60	2,078
Ceradyne, Inc.* (Miscellaneous Manufacturing)	24	936
CEVA, Inc.* (Semiconductors)	24	731
CH Energy Group, Inc. (Electric)	24	1,278
Charming Shoppes, Inc.* (Retail)	120	499
Chart Industries, Inc.* (Machinery-Diversified)	30	1,619
Checkpoint Systems, Inc.* (Electronics)	36	644
Cheesecake Factory, Inc.* (Retail)	48	1,506
Chemed Corp. (Commercial Services)	24	1,572
Chemical Financial Corp. (Banks)	78	1,463
Chemtura Corp.* (Chemicals)	90	1,638
Cheniere Energy, Inc.* (Oil & Gas)	66	605
Chesapeake Lodging Trust (REIT)	36	614
Chesapeake Utilities Corp. (Oil & Gas Services)	12	480
Chiquita Brands International, Inc.* (Food)	48	625
Churchill Downs, Inc. (Entertainment)	18	811
CIBER, Inc.* (Computers)	78	433
Cincinnati Bell, Inc.* (Telecommunications)	198	657
Cinemark Holdings, Inc. (Entertainment)	78	1,615
CIRCOR International, Inc. (Metal Fabricate/Hardware)	12	514
Cirrus Logic, Inc.* (Semiconductors)	60	954
City Holding Co. (Banks)	18	595
Clarcor, Inc. (Miscellaneous Manufacturing)	42	1,986
Clayton Williams Energy, Inc.* (Oil & Gas)	6	360

Common Stocks, continued

	Shares	Value
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	54	$710
Clean Harbors, Inc.* (Environmental Control)	18	1,858
Clearwater Paper Corp.* (Forest Products & Paper)	12	819
Cleco Corp. (Electric)	48	1,673
Cloud Peak Energy, Inc.* (Coal)	60	1,278
CNO Financial Group, Inc.* (Insurance)	210	1,661
Coca-Cola Bottling Co. (Beverages)	6	406
Coeur d'Alene Mines Corp.* (Mining)	84	2,038
Cogent Communications Group, Inc.* (Internet)	42	714
Cognex Corp. (Machinery-Diversified)	36	1,275
Cohen & Steers, Inc. (Diversified Financial Services)	12	398
Coherent, Inc.* (Electronics)	18	995
Cohu, Inc. (Semiconductors)	42	551
Coinstar, Inc.* (Commercial Services)	30	1,636
Colfax Corp.* (Miscellaneous Manufacturing)	30	744
Collective Brands, Inc.* (Retail)	54	793
Colonial Properties Trust (REIT)	72	1,469
Colony Financial, Inc. (REIT)	48	867
Columbia Banking System, Inc. (Banks)	54	930
Columbia Sportswear Co. (Apparel)	12	761
Columbus McKinnon Corp. NY* (Machinery-Diversified)	30	539
Comfort Systems USA, Inc. (Building Materials)	48	509
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	36	511
Community Bank System, Inc. (Banks)	48	1,190
Community Trust Bancorp, Inc. (Banks)	60	1,663
Commvault Systems, Inc.* (Software)	36	1,600
Compass Diversified Holdings (Holding Companies-Diversified)	48	792
Complete Production Services, Inc.* (Oil & Gas Services)	72	2,402
Computer Programs & Systems, Inc. (Software)	12	762
comScore, Inc.* (Internet)	30	777
Comstock Resources, Inc.* (Oil & Gas)	42	1,209
Comtech Telecommunications Corp. (Telecommunications)	30	841
Conceptus, Inc.* (Healthcare-Products)	30	350
Concur Technologies, Inc.* (Software)	36	1,803
CONMED Corp.* (Healthcare-Products)	30	854
Consolidated Communications Holdings, Inc. (Telecommunications)	72	1,400
Consolidated Graphics, Inc.* (Commercial Services)	12	659
Constant Contact, Inc.* (Internet)	30	761
Contango Oil & Gas Co. (Oil & Gas)	12	701
Convergys Corp.* (Commercial Services)	96	1,309
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	54	1,069
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	12	428
Coresite Realty Corp. (REIT)	24	394
Corinthian Colleges, Inc.* (Commercial Services)	84	358
CoStar Group, Inc.* (Commercial Services)	24	1,423
Cousins Properties, Inc. (REIT)	66	564
Cracker Barrel Old Country Store, Inc. (Retail)	18	888
Credit Acceptance Corp.* (Diversified Financial Services)	6	507
CreXus Investment Corp. (REIT)	78	867
Crocs, Inc.* (Apparel)	78	2,008
Crosstex Energy, Inc. (Oil & Gas)	42	500

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 17

Common Stocks, continued

	Shares	Value
CSG Systems International, Inc.* (Software)	36	$665
CTS Corp. (Electronics)	60	580
Cubic Corp. (Electronics)	12	612
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	54	1,943
Curtiss-Wright Corp. (Aerospace/Defense)	30	971
CVB Financial Corp. (Banks)	84	777
CVR Energy, Inc.* (Oil & Gas)	78	1,920
Cyberonics, Inc.* (Healthcare-Products)	30	839
Cymer, Inc.* (Electronics)	24	1,188
Cypress Sharpridge Investments, Inc. (REIT)	102	1,307
Daktronics, Inc. (Electronics)	36	388
Dana Holding Corp.* (Auto Parts & Equipment)	132	2,416
Darling International, Inc.* (Environmental Control)	102	1,805
DCT Industrial Trust, Inc. (REIT)	252	1,318
DealerTrack Holdings, Inc.* (Internet)	36	826
Delphi Financial Group, Inc.—Class A (Insurance)	54	1,577
Deltic Timber Corp. (Forest Products & Paper)	12	644
Deluxe Corp. (Commercial Services)	42	1,038
Denny's Corp.* (Retail)	126	489
DepoMed, Inc.* (Pharmaceuticals)	72	589
Dexcom, Inc.* (Healthcare-Products)	60	869
DG Fastchannel, Inc.* (Media)	24	769
Diamond Foods, Inc. (Food)	18	1,374
DiamondRock Hospitality Co. (REIT)	168	1,803
Dice Holdings, Inc.* (Internet)	48	649
Digi International, Inc.* (Software)	30	390
Digital River, Inc.* (Internet)	42	1,351
DigitalGlobe, Inc.* (Telecommunications)	30	762
Dime Community Bancshares, Inc. (Savings & Loans)	54	785
DineEquity, Inc.* (Retail)	12	627
Diodes, Inc.* (Semiconductors)	30	783
Dole Food Co., Inc.* (Food)	36	487
Dollar Financial Corp.* (Commercial Services)	42	909
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	24	1,770
Domino's Pizza, Inc.* (Retail)	54	1,363
Dorman Products, Inc.* (Auto Parts & Equipment)	18	712
Drew Industries, Inc. (Building Materials)	24	593
Dril-Quip, Inc.* (Oil & Gas Services)	30	2,035
DTS, Inc.* (Home Furnishings)	18	730
Duff & Phelps Corp.—Class A (Diversified Financial Services)	42	539
DuPont Fabros Technology, Inc. (REIT)	54	1,361
Dycom Industries, Inc.* (Engineering & Construction)	36	588
Dynavax Technologies Corp.* (Biotechnology)	138	380
Dynegy, Inc.—Class A* (Electric)	90	557
Dynex Capital, Inc. (REIT)	54	523
E.W. Scripps Co.* (Media)	48	464
Eagle Materials, Inc. (Building Materials)	36	1,003
EarthLink, Inc. (Internet)	102	785
EastGroup Properties, Inc. (REIT)	18	765
Eastman Kodak Co.* (Miscellaneous Manufacturing)	240	859
Ebix, Inc.* (Software)	24	457
Echelon Corp.* (Computers)	36	327
Education Realty Trust, Inc. (REIT)	72	617
El Paso Electric Co. (Electric)	42	1,357
Electro Rent Corp. (Commercial Services)	36	616
Electro Scientific Industries, Inc.* (Electronics)	24	463
Electronics for Imaging, Inc.* (Computers)	42	723

Common Stocks, continued

	Shares	Value
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	18	$523
EMCOR Group, Inc.* (Engineering & Construction)	60	1,759
Emergent Biosolutions, Inc.* (Biotechnology)	24	541
Emeritus Corp.* (Healthcare-Services)	36	765
Empire District Electric Co. (Electric)	36	693
Employers Holdings, Inc. (Insurance)	36	604
EMS Technologies, Inc.* (Telecommunications)	12	396
Emulex Corp.* (Semiconductors)	78	671
Encore Capital Group, Inc.* (Diversified Financial Services)	18	553
Encore Wire Corp. (Electrical Components & Equipment)	18	436
Endeavour International Corp.* (Oil & Gas)	48	723
Endologix, Inc.* (Healthcare-Products)	48	446
Energy Partners, Ltd.* (Oil & Gas)	42	622
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	66	2,193
EnergySolutions, Inc. (Environmental Control)	66	326
EnerNOC, Inc.* (Electric)	24	378
EnerSys* (Electrical Components & Equipment)	42	1,446
Ennis, Inc. (Household Products/Wares)	30	522
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	18	865
Enstar Group, Ltd.* (Insurance)	6	627
Entegris, Inc.* (Semiconductors)	114	1,154
Entertainment Properties Trust (REIT)	36	1,681
Entropic Communications, Inc.* (Semiconductors)	72	640
Enzon Pharmaceuticals, Inc.* (Biotechnology)	60	603
EPIQ Systems, Inc. (Software)	42	597
Equity Lifestyle Properties, Inc. (REIT)	24	1,499
Equity One, Inc. (REIT)	18	336
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	18	662
Esterline Technologies Corp.* (Aerospace/Defense)	24	1,834
Ethan Allen Interiors, Inc. (Home Furnishings)	24	511
Euronet Worldwide, Inc.* (Commercial Services)	48	740
Evercore Partners, Inc.—Class A (Diversified Financial Services)	18	600
Exact Sciences Corp.* (Biotechnology)	54	464
ExamWorks Group, Inc.* (Commercial Services)	24	609
Exelixis, Inc.* (Biotechnology)	120	1,075
Exide Technologies* (Electrical Components & Equipment)	90	688
Exlservice Holdings, Inc.* (Commercial Services)	12	277
Exponent, Inc.* (Commercial Services)	24	1,044
Express, Inc. (Retail)	48	1,046
Exterran Holdings, Inc.* (Oil & Gas Services)	54	1,071
Extra Space Storage, Inc. (REIT)	66	1,408
EZCORP, Inc.—Class A* (Retail)	42	1,494
F.N.B. Corp. (Banks)	108	1,118
Fabrinet* (Miscellaneous Manufacturing)	18	437
Fair Isaac Corp. (Software)	36	1,087
FARO Technologies, Inc.* (Electronics)	18	788
FBL Financial Group, Inc.—Class A (Insurance)	18	579
Federal Signal Corp. (Miscellaneous Manufacturing)	96	630
FEI Co.* (Electronics)	36	1,375
FelCor Lodging Trust, Inc.* (REIT)	156	831
Ferro Corp.* (Chemicals)	72	968

See accompanying notes to the financial statements.

18 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Fifth Street Finance Corp. (Investment Companies)	84	$974
Financial Engines, Inc.* (Diversified Financial Services)	42	1,089
Finisar Corp.* (Telecommunications)	78	1,406
First American Financial Corp. (Insurance)	102	1,596
First Busey Corp. (Banks)	126	667
First Cash Financial Services, Inc.* (Retail)	30	1,260
First Commonwealth Financial Corp. (Banks)	114	654
First Financial Bancorp (Banks)	42	701
First Financial Bankshares, Inc. (Banks)	36	1,240
First Financial Corp. (Banks)	12	393
First Industrial Realty Trust, Inc.* (REIT)	60	687
First Midwest Bancorp, Inc. (Banks)	72	885
First Potomac Realty Trust (REIT)	36	551
FirstMerit Corp. (Banks)	84	1,387
Flagstone Reinsurance Holdings S.A. (Insurance)	60	506
Flotek Industries, Inc.* (Miscellaneous Manufacturing)	48	409
Flushing Financial Corp. (Savings & Loans)	42	546
Force Protection, Inc.* (Auto Manufacturers)	90	447
Forestar Group, Inc.* (Real Estate)	36	591
FormFactor, Inc.* (Semiconductors)	102	924
Forrester Research, Inc. (Commercial Services)	18	593
Forward Air Corp. (Transportation)	30	1,014
FPIC Insurance Group, Inc.* (Insurance)	12	500
Franklin Electric Co., Inc. (Hand/Machine Tools)	18	845
Franklin Street Properties Corp. (REIT)	72	930
Fred's, Inc. (Retail)	60	866
Fresh Del Monte Produce, Inc. (Food)	30	800
Frontline, Ltd. (Transportation)	42	619
FTI Consulting, Inc.* (Commercial Services)	36	1,366
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	18	449
Fuller (H.B.) Co. (Chemicals)	48	1,172
FX Energy, Inc.* (Oil & Gas)	66	579
G & K Services, Inc. (Textiles)	24	813
G-III Apparel Group, Ltd.* (Apparel)	18	621
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	6	278
Gaylord Entertainment Co.* (Lodging)	36	1,080
GenCorp, Inc.* (Aerospace/Defense)	66	424
Generac Holdings, Inc.* (Electrical Components & Equipment)	30	582
General Communication, Inc.—Class A* (Telecommunications)	48	579
Genesco, Inc.* (Retail)	18	938
Genesee & Wyoming, Inc.—Class A* (Transportation)	42	2,463
Genomic Health, Inc.* (Healthcare-Products)	18	502
Gentiva Health Services, Inc.* (Healthcare-Services)	30	625
GeoEye, Inc.* (Telecommunications)	24	898
GeoResources, Inc.* (Oil & Gas)	30	675
Georgia Gulf Corp.* (Chemicals)	30	724
Geron Corp.* (Biotechnology)	156	626
Getty Realty Corp. (REIT)	30	757
GFI Group, Inc. (Diversified Financial Services)	96	441
Gibraltar Industries, Inc.* (Iron/Steel)	36	408
Glacier Bancorp, Inc. (Banks)	96	1,294
Glatfelter (Forest Products & Paper)	48	738
Glimcher Realty Trust (REIT)	90	855
Global Crossing, Ltd.* (Telecommunications)	24	921

Common Stocks, continued

	Shares	Value
Global Geophysical Services, Inc.* (Oil & Gas Services)	18	$320
Global Industries, Ltd.* (Oil & Gas Services)	96	526
Global Power Equipment Group, Inc.* (Machinery-Diversified)	6	159
Globe Specialty Metals, Inc. (Mining)	66	1,480
Globecomm Systems, Inc.* (Telecommunications)	24	373
GNC Acquisition Holdings, Inc.—Class A* (Retail)	18	393
Golar LNG, Ltd. (Transportation)	30	1,047
Gold Resource Corp. (Mining)	24	598
Golden Star Resources, Ltd.* (Mining)	276	607
Goodrich Petroleum Corp.* (Oil & Gas)	30	552
Government Properties Income Trust (REIT)	36	973
Graham Packaging Co., Inc.* (Packaging & Containers)	24	605
Grand Canyon Education, Inc.* (Commercial Services)	30	425
Granite Construction, Inc. (Engineering & Construction)	36	883
Graphic Packaging Holding Co.* (Packaging & Containers)	156	849
Great Lakes Dredge & Dock Co. (Commercial Services)	72	402
Greatbatch, Inc.* (Electrical Components & Equipment)	24	644
Greenlight Capital Re, Ltd.—Class A* (Insurance)	36	946
Griffon Corp.* (Miscellaneous Manufacturing)	60	605
Group 1 Automotive, Inc. (Retail)	24	988
GT Solar International, Inc.* (Semiconductors)	108	1,750
Gulf Island Fabrication, Inc. (Oil & Gas Services)	18	581
GulfMark Offshore, Inc.—Class A* (Transportation)	24	1,061
Gulfport Energy Corp.* (Oil & Gas)	36	1,069
H&E Equipment Services, Inc.* (Commercial Services)	36	504
Haemonetics Corp.* (Healthcare-Products)	18	1,159
Halozyme Therapeutics, Inc.* (Biotechnology)	102	705
Hancock Holding Co. (Banks)	66	2,047
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	30	734
Harleysville Group, Inc. (Insurance)	24	748
Harmonic, Inc.* (Telecommunications)	120	868
Harte-Hanks, Inc. (Advertising)	48	390
Harvest Natural Resources, Inc.* (Oil & Gas)	36	397
Hatteras Financial Corp. (REIT)	78	2,202
Haynes International, Inc. (Metal Fabricate/Hardware)	12	743
Healthcare Realty Trust, Inc. (REIT)	60	1,238
Healthcare Services Group, Inc. (Commercial Services)	78	1,267
HEALTHSOUTH Corp.* (Healthcare-Services)	84	2,204
HealthSpring, Inc.* (Healthcare-Services)	60	2,768
Healthways, Inc.* (Healthcare-Services)	36	546
Heartland Express, Inc. (Transportation)	48	795
Heartland Payment Systems, Inc. (Commercial Services)	36	742
HeartWare International, Inc.* (Healthcare-Products)	12	889
Heckmann Corp.* (Beverages)	96	580
Hecla Mining Co.* (Mining)	282	2,169
HEICO Corp. (Aerospace/Defense)	36	1,971

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 19

Common Stocks, continued

	Shares	Value
Heidrick & Struggles International, Inc. (Commercial Services)	18	$408
Helen of Troy, Ltd.* (Household Products/Wares)	30	1,036
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	102	1,689
Hercules Offshore, Inc.* (Oil & Gas Services)	96	529
Hercules Technology Growth Capital, Inc. (Investment Companies)	66	694
Herman Miller, Inc. (Office Furnishings)	48	1,307
Hersha Hospitality Trust (REIT)	150	836
Hexcel Corp.* (Aerospace/Defense Equipment)	90	1,970
HFF, Inc.—Class A* (Real Estate)	30	453
Hibbett Sports, Inc.* (Retail)	24	977
Higher One Holdings, Inc.* (Diversified Financial Services)	30	568
Highwoods Properties, Inc. (REIT)	36	1,193
Hillenbrand, Inc. (Commercial Services)	54	1,277
Hilltop Holdings, Inc.* (Real Estate)	60	530
Hittite Microwave Corp.* (Semiconductors)	30	1,857
HMS Holdings Corp.* (Commercial Services)	30	2,306
HNI Corp. (Office Furnishings)	42	1,055
Home Bancshares, Inc. (Banks)	24	567
Home Properties, Inc. (REIT)	24	1,461
Horace Mann Educators Corp. (Insurance)	42	656
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	24	660
Horsehead Holding Corp.* (Mining)	36	480
Hot Topic, Inc. (Retail)	42	312
HSN, Inc.* (Retail)	36	1,185
Hub Group, Inc.—Class A* (Transportation)	36	1,356
Hudson Pacific Properties, Inc. (REIT)	30	466
Huron Consulting Group, Inc.* (Commercial Services)	24	725
Hypercom Corp.* (Telecommunications)	60	590
Hyperdynamics Corp.* (Oil & Gas)	156	671
IBERIABANK Corp. (Banks)	24	1,383
ICF International, Inc.* (Commercial Services)	24	609
ICG Group, Inc.* (Internet)	36	440
ICO Global Communications (Holding), Ltd.* (Telecommunications)	156	432
Iconix Brand Group, Inc.* (Apparel)	66	1,597
ICU Medical, Inc.* (Healthcare-Products)	24	1,049
IDACORP, Inc. (Electric)	36	1,422
IDT Corp. (Telecommunications)	12	324
iGATE Corp. (Computers)	30	490
II-VI, Inc.* (Electronics)	48	1,229
Immucor, Inc.* (Healthcare-Products)	66	1,348
ImmunoGen, Inc.* (Biotechnology)	72	878
Impax Laboratories, Inc.* (Pharmaceuticals)	54	1,177
Incyte, Corp.* (Biotechnology)	78	1,477
Independent Bank Corp./MA (Banks)	30	788
Infinera Corp.* (Telecommunications)	126	871
Infinity Property & Casualty Corp. (Insurance)	12	656
InfoSpace, Inc.* (Internet)	60	547
Inland Real Estate Corp. (REIT)	78	689
Innophos Holdings, Inc. (Chemicals)	18	878
Innospec, Inc.* (Chemicals)	18	605
Inphi Corp.* (Semiconductors)	18	313
Insight Enterprises, Inc.* (Retail)	48	850
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	36	755
Insperity, Inc. (Commercial Services)	24	711
Insulet Corp.* (Healthcare-Products)	42	931
Integra LifeSciences Holdings* (Biotechnology)	18	861

Common Stocks, continued

	Shares	Value
Integrated Device Technology, Inc.* (Semiconductors)	126	$990
Inter Parfums, Inc. (Cosmetics/Personal Care)	18	415
Interactive Intelligence, Inc.* (Software)	18	631
InterDigital, Inc. (Telecommunications)	42	1,716
Interface, Inc.—Class A (Office Furnishings)	42	814
Interline Brands, Inc.* (Building Materials)	36	661
Intermec, Inc.* (Machinery-Diversified)	48	530
InterMune, Inc.* (Biotechnology)	42	1,506
Internap Network Services Corp.* (Internet)	48	353
International Bancshares Corp. (Banks)	42	703
International Speedway Corp.—Class A (Entertainment)	24	682
Interval Leisure Group, Inc.* (Leisure Time)	42	575
INTL FCStone, Inc.* (Diversified Financial Services)	18	436
Intralinks Holdings, Inc.* (Internet)	30	518
Invacare Corp. (Healthcare-Products)	18	597
Invesco Mortgage Capital, Inc. (REIT)	66	1,395
Investment Technology Group, Inc.* (Diversified Financial Services)	42	589
Investors Bancorp, Inc.* (Savings & Loans)	66	937
Investors Real Estate Trust (REIT)	84	727
ION Geophysical Corp.* (Oil & Gas Services)	114	1,078
IPC The Hospitalist Co.* (Healthcare-Services)	18	834
Iridium Communications, Inc.* (Telecommunications)	48	415
iRobot Corp.* (Machinery-Diversified)	24	847
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	60	943
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	126	1,154
iStar Financial, Inc.* (REIT)	120	973
Ixia* (Telecommunications)	36	461
IXYS Corp.* (Semiconductors)	30	449
J & J Snack Foods Corp. (Food)	18	897
j2 Global Communications, Inc.* (Internet)	48	1,355
Jack Henry & Associates, Inc. (Computers)	72	2,161
Jack in the Box, Inc.* (Retail)	48	1,093
Jaguar Mining, Inc.* (Mining)	90	430
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	30	552
James River Coal Co.* (Coal)	42	874
Jazz Pharmaceuticals, Inc.* (Pharmaceuticals)	24	800
JDA Software Group, Inc.* (Software)	36	1,112
JetBlue Airways Corp.* (Airlines)	228	1,391
John Bean Technologies Corp. (Miscellaneous Manufacturing)	42	811
Jos. A. Bank Clothiers, Inc.* (Retail)	24	1,200
K12, Inc.* (Commercial Services)	30	994
Kadant, Inc.* (Machinery-Diversified)	18	567
Kaiser Aluminum Corp. (Mining)	18	983
Kaman Corp. (Aerospace/Defense)	24	851
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	48	795
Kaydon Corp. (Metal Fabricate/Hardware)	30	1,120
KB Home (Home Builders)	90	880
KBW, Inc. (Diversified Financial Services)	36	673
Kelly Services, Inc.—Class A* (Commercial Services)	24	396
KEMET Corp.* (Electronics)	36	514
Kenexa Corp.* (Commercial Services)	24	576
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	84	397
Key Energy Services, Inc.* (Oil & Gas Services)	114	2,052
Kforce, Inc.* (Commercial Services)	36	471
Kilroy Realty Corp. (REIT)	60	2,369
Kindred Healthcare, Inc.* (Healthcare-Services)	48	1,031

See accompanying notes to the financial statements.

20 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
KIT Digital, Inc.* (Internet)	42	$501
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	102	1,124
Knight Transportation, Inc. (Transportation)	54	917
Knightsbridge Tankers, Ltd. (Transportation)	18	397
Knoll, Inc. (Office Furnishings)	42	843
Knology, Inc.* (Telecommunications)	30	446
Kodiak Oil & Gas Corp.* (Oil & Gas)	168	969
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	18	683
Korn/Ferry International* (Commercial Services)	42	924
Kraton Performance Polymers, Inc.* (Chemicals)	30	1,175
Krispy Kreme Doughnuts, Inc.* (Retail)	54	514
Kulicke & Soffa Industries, Inc.* (Semiconductors)	66	735
L-1 Identity Solutions, Inc.* (Electronics)	60	705
La-Z-Boy, Inc.* (Home Furnishings)	54	533
Laclede Group, Inc. (Gas)	42	1,589
Lakeland Financial Corp. (Banks)	48	1,068
Lancaster Colony Corp. (Miscellaneous Manufacturing)	18	1,095
Landauer, Inc. (Commercial Services)	12	739
LaSalle Hotel Properties (REIT)	84	2,213
Lattice Semiconductor Corp.* (Semiconductors)	114	743
Lawson Software, Inc.* (Software)	132	1,481
Layne Christensen Co.* (Engineering & Construction)	18	546
Leap Wireless International, Inc.* (Telecommunications)	54	876
Lexington Realty Trust (REIT)	114	1,041
LHC Group, Inc.* (Healthcare-Services)	18	415
Life Time Fitness, Inc.* (Leisure Time)	36	1,437
Limelight Networks, Inc.* (Internet)	78	356
Lincoln Educational Services Corp. (Commercial Services)	24	412
Lindsay Manufacturing Co. (Machinery-Diversified)	12	826
Liquidity Services, Inc.* (Internet)	18	425
Lithia Motors, Inc.—Class A (Retail)	30	589
Littelfuse, Inc. (Electrical Components & Equipment)	18	1,057
Live Nation, Inc.* (Commercial Services)	120	1,376
LivePerson, Inc.* (Computers)	54	764
Liz Claiborne, Inc.* (Apparel)	72	385
LogMeIn, Inc.* (Telecommunications)	18	694
Loral Space & Communications, Inc.* (Telecommunications)	12	834
Louisiana-Pacific Corp.* (Forest Products & Paper)	126	1,026
LSB Industries, Inc.* (Miscellaneous Manufacturing)	18	773
LTC Properties, Inc. (REIT)	24	668
LTX-Credence Corp.* (Semiconductors)	54	483
Lufkin Industries, Inc. (Oil & Gas Services)	24	2,065
Lumber Liquidators Holdings, Inc.* (Retail)	24	610
Luminex Corp.* (Healthcare-Products)	36	752
M.D.C. Holdings, Inc. (Home Builders)	36	887
Magellan Health Services, Inc.* (Healthcare-Services)	30	1,642
Magma Design Automation, Inc.* (Electronics)	60	479
Magnum Hunter Resources Corp.* (Oil & Gas)	120	811
Maiden Holdings, Ltd. (Insurance)	54	491
Maidenform Brands, Inc.* (Apparel)	24	664
Main Street Capital Corp. (Investment Companies)	36	682

Common Stocks, continued

	Shares	Value
MAKO Surgical Corp.* (Healthcare-Products)	30	$892
Manhattan Associates, Inc.* (Computers)	18	620
MannKind Corp.* (Pharmaceuticals)	84	319
ManTech International Corp.—Class A (Software)	24	1,066
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	30	479
MarketAxess Holdings, Inc. (Diversified Financial Services)	30	752
Marten Transport, Ltd. (Transportation)	18	389
Masimo Corp. (Healthcare-Products)	42	1,247
MasTec, Inc.* (Telecommunications)	54	1,065
Materion Corp.* (Mining)	18	665
Matrix Service Co.* (Oil & Gas Services)	30	401
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	36	1,445
MAXIMUS, Inc. (Commercial Services)	18	1,489
Maxwell Technologies, Inc.* (Computers)	36	583
MB Financial, Inc. (Banks)	42	808
MCG Capital Corp. (Investment Companies)	144	876
McGrath Rentcorp (Commercial Services)	36	1,011
McMoRan Exploration Co.* (Oil & Gas)	96	1,774
MDC Partners, Inc.—Class A (Advertising)	24	433
Meadowbrook Insurance Group, Inc. (Insurance)	162	1,605
Measurement Specialties, Inc.* (Electronics)	18	643
MedAssets, Inc.* (Software)	48	641
Medical Properties Trust, Inc. (REIT)	120	1,380
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	48	1,832
Medidata Solutions, Inc.* (Software)	18	430
Medifast, Inc.* (Commercial Services)	12	285
Medivation, Inc.* (Pharmaceuticals)	30	643
MedQuist Holdings, Inc.* (Software)	30	388
Mentor Graphics Corp.* (Computers)	78	999
Mercury Computer Systems, Inc.* (Computers)	36	672
Meredith Corp. (Media)	30	934
Meridian Bioscience, Inc. (Healthcare-Products)	42	1,013
Merit Medical Systems, Inc.* (Healthcare-Products)	30	539
Meritage Homes Corp.* (Home Builders)	36	812
Meritor, Inc.* (Auto Parts & Equipment)	90	1,444
Methode Electronics, Inc. (Electronics)	60	697
MF Global Holdings, Ltd.* (Diversified Financial Services)	144	1,115
MFA Financial, Inc. (REIT)	324	2,605
MGE Energy, Inc. (Electric)	48	1,945
MGIC Investment Corp.* (Insurance)	168	1,000
Micrel, Inc. (Semiconductors)	42	444
Micromet, Inc.* (Biotechnology)	102	585
Microsemi Corp.* (Semiconductors)	78	1,599
MicroStrategy, Inc.—Class A* (Software)	6	976
Mid-America Apartment Communities, Inc. (REIT)	30	2,024
Mine Safety Appliances Co. (Environmental Control)	24	896
Minerals Technologies, Inc. (Chemicals)	18	1,193
MIPS Technologies, Inc.* (Semiconductors)	48	332
MKS Instruments, Inc. (Semiconductors)	48	1,268
Mobile Mini, Inc.* (Storage/Warehousing)	36	763
Modine Manufacturing Co.* (Auto Parts & Equipment)	54	830
Molina Healthcare, Inc.* (Healthcare-Services)	36	976
Momenta Pharmaceuticals, Inc.* (Biotechnology)	54	1,051
See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 21

Common Stocks, continued

	Shares	Value
Monolithic Power Systems, Inc.* (Semiconductors)	30	$463
Monotype Imaging Holdings, Inc.* (Software)	36	509
Monro Muffler Brake, Inc. (Commercial Services)	30	1,119
Montpelier Re Holdings, Ltd. (Insurance)	60	1,080
Moog, Inc.—Class A* (Aerospace/Defense)	42	1,828
Motricity, Inc.* (Telecommunications)	36	278
Move, Inc.* (Internet)	138	302
MTS Systems Corp. (Computers)	18	753
Mueller Industries, Inc. (Metal Fabricate/Hardware)	36	1,365
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	192	764
MVC Capital, Inc. (Investment Companies)	36	476
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	12	969
Myers Industries, Inc. (Miscellaneous Manufacturing)	42	432
MYR Group, Inc.* (Engineering & Construction)	24	562
NACCO Industries, Inc.—Class A (Machinery-Diversified)	6	581
Nanometrics, Inc.* (Semiconductors)	24	456
Nash Finch Co. (Food)	12	430
National CineMedia, Inc. (Entertainment)	48	812
National Financial Partners* (Diversified Financial Services)	42	485
National Health Investors, Inc. (REIT)	30	1,333
National Healthcare Corp. (Healthcare-Services)	18	892
National Penn Bancshares, Inc. (Banks)	114	904
National Presto Industries, Inc. (Housewares)	6	609
National Retail Properties, Inc. (REIT)	60	1,471
National Western Life Insurance Co.—Class A (Insurance)	6	957
Natus Medical, Inc.* (Healthcare-Products)	30	455
Navigant Consulting Co.* (Commercial Services)	48	504
NBT Bancorp, Inc. (Banks)	102	2,257
Neenah Paper, Inc. (Forest Products & Paper)	18	383
Nektar Therapeutics* (Biotechnology)	108	785
Nelnet, Inc.—Class A (Diversified Financial Services)	30	662
Neogen Corp.* (Pharmaceuticals)	30	1,356
Neoprobe Corp.* (Healthcare-Products)	78	259
NETGEAR, Inc.* (Telecommunications)	30	1,312
Netlogic Microsystems, Inc.* (Semiconductors)	60	2,425
NetScout Systems, Inc.* (Computers)	42	877
NetSuite, Inc.* (Software)	24	941
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	48	386
Neutral Tandem, Inc.* (Telecommunications)	36	627
New Jersey Resources Corp. (Gas)	42	1,874
Newcastle Investment Corp. (REIT)	78	451
NewMarket Corp. (Chemicals)	6	1,024
Newpark Resources, Inc.* (Oil & Gas Services)	78	707
Newport Corp.* (Electronics)	42	763
NIC, Inc. (Internet)	66	888
Noranda Aluminum Holding Corp.* (Mining)	30	454
Nordic American Tankers, Ltd. (Transportation)	42	955
Northern Oil & Gas, Inc.* (Oil & Gas)	54	1,196
NorthStar Realty Finance Corp. (REIT)	138	556
Northwest Bancshares, Inc. (Savings & Loans)	150	1,887
Northwest Natural Gas Co. (Gas)	24	1,083
NorthWestern Corp. (Electric)	36	1,192
NPS Pharmaceuticals, Inc.* (Biotechnology)	84	794
NTELOS Holdings Corp. (Telecommunications)	42	858
Nu Skin Enterprises, Inc. (Retail)	42	1,577

Common Stocks, continued

	Shares	Value
Nutrisystem, Inc. (Commercial Services)	30	$422
NuVasive, Inc.* (Healthcare-Products)	36	1,184
NxStage Medical, Inc.* (Healthcare-Products)	42	874
Oasis Petroleum, Inc.* (Oil & Gas)	48	1,425
Oclaro, Inc.* (Telecommunications)	42	282
Ocwen Financial Corp.* (Diversified Financial Services)	66	842
OCZ Technology Group, Inc.* (Computers)	48	384
Office Depot, Inc.* (Retail)	228	962
OfficeMax, Inc.* (Retail)	72	565
Old Dominion Freight Line, Inc.* (Transportation)	42	1,567
Old National Bancorp (Banks)	72	778
Olin Corp. (Chemicals)	66	1,496
OM Group, Inc.* (Chemicals)	30	1,219
OMEGA Healthcare Investors, Inc. (REIT)	84	1,765
Omnicell, Inc.* (Software)	30	468
OmniVision Technologies, Inc.* (Semiconductors)	48	1,671
Omnova Solutions, Inc.* (Chemicals)	42	292
On Assignment, Inc.* (Commercial Services)	36	354
Oncothyreon, Inc.* (Biotechnology)	36	331
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	54	1,906
OpenTable, Inc.* (Internet)	18	1,496
Opko Health, Inc.* (Pharmaceuticals)	216	797
Oplink Communications, Inc.* (Telecommunications)	24	447
OPNET Technologies, Inc. (Software)	12	491
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	42	499
optionsXpress Holdings, Inc. (Diversified Financial Services)	30	500
OraSure Technologies, Inc.* (Healthcare-Products)	54	461
Orbital Sciences Corp.* (Aerospace/Defense)	72	1,213
Orient-Express Hotels, Ltd.—Class A* (Lodging)	102	1,096
Oriental Financial Group, Inc. (Banks)	72	928
Oritani Financial Corp. (Savings & Loans)	90	1,151
Ormat Technologies, Inc. (Electric)	18	396
Orthofix International N.V.* (Healthcare-Products)	18	764
OSI Systems, Inc.* (Electronics)	18	774
Otter Tail Corp. (Electric)	48	1,013
Overseas Shipholding Group, Inc. (Transportation)	24	647
Owens & Minor, Inc. (Distribution/Wholesale)	66	2,276
Oxford Industries, Inc. (Apparel)	12	405
OYO Geospace Corp.* (Oil & Gas Services)	6	600
P.F. Chang's China Bistro, Inc. (Retail)	18	724
Pacific Biosciences of California, Inc.* (Biotechnology)	36	421
PacWest Bancorp (Banks)	24	494
PAETEC Holding Corp.* (Telecommunications)	114	546
Papa John's International, Inc.* (Retail)	18	599
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	24	792
Parametric Technology Corp.* (Software)	102	2,339
Paramount Gold and Silver Corp.* (Mining)	114	372
PAREXEL International Corp.* (Commercial Services)	54	1,272
Park Electrochemical Corp. (Electronics)	36	1,006
Park National Corp. (Banks)	18	1,185
Parker Drilling Co.* (Oil & Gas)	108	632
Parkway Properties, Inc. (REIT)	24	409

See accompanying notes to the financial statements.

22 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Patriot Coal Corp.* (Coal)	90	$2,003
PDL BioPharma, Inc. (Biotechnology)	150	881
Pebblebrook Hotel Trust (REIT)	54	1,090
Peet's Coffee & Tea, Inc.* (Beverages)	12	692
Pegasystems, Inc. (Software)	18	838
Penn Virginia Corp. (Oil & Gas)	48	634
PennantPark Investment Corp. (Investment Companies)	66	740
Pennsylvania REIT (REIT)	54	848
PennyMac Mortgage Investment Trust (REIT)	48	795
Penske Automotive Group, Inc. (Retail)	36	819
Perry Ellis International, Inc.* (Apparel)	18	455
Petroleum Development* (Oil & Gas)	24	718
PetroQuest Energy, Inc.* (Oil & Gas)	60	421
Pharmacyclics, Inc.* (Pharmaceuticals)	42	438
PharMerica Corp.* (Pharmaceuticals)	30	383
PHH Corp.* (Commercial Services)	54	1,108
Photronics, Inc.* (Semiconductors)	48	407
PICO Holdings, Inc.* (Water)	24	696
Piedmont Natural Gas Co., Inc. (Gas)	60	1,816
Pier 1 Imports, Inc.* (Retail)	96	1,111
Pinnacle Entertainment, Inc.* (Entertainment)	54	805
Pinnacle Financial Partners, Inc.* (Banks)	30	467
Pioneer Drilling Co.* (Oil & Gas)	48	732
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	24	691
Plantronics, Inc. (Telecommunications)	48	1,753
Platinum Underwriters Holdings, Ltd. (Insurance)	30	997
Plexus Corp.* (Electronics)	30	1,044
PMFG, Inc.* (Miscellaneous Manufacturing)	24	476
PNM Resources, Inc. (Electric)	78	1,306
PolyOne Corp. (Chemicals)	78	1,207
Pool Corp. (Distribution/Wholesale)	48	1,431
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	18	1,526
Portland General Electric Co. (Electric)	48	1,213
Post Properties, Inc. (REIT)	42	1,712
Potlatch Corp. (Forest Products & Paper)	36	1,270
Powell Industries, Inc.* (Electrical Components & Equipment)	12	438
Power Integrations, Inc. (Semiconductors)	24	922
Power-One, Inc.* (Electrical Components & Equipment)	66	535
Powerwave Technologies, Inc.* (Telecommunications)	180	531
Pre-Paid Legal Services, Inc.* (Commercial Services)	24	1,596
Premiere Global Services, Inc.* (Telecommunications)	72	575
Prestige Brands Holdings, Inc.* (Healthcare-Products)	48	616
PriceSmart, Inc. (Retail)	18	922
Primerica, Inc. (Insurance)	36	791
Primoris Services Corp. (Holding Companies-Diversified)	30	387
PrivateBancorp, Inc. (Banks)	48	662
ProAssurance Corp.* (Insurance)	30	2,100
Progress Software Corp.* (Software)	60	1,448
PROS Holdings, Inc.* (Software)	24	420
Prospect Capital Corp. (Investment Companies)	90	910
Prosperity Bancshares, Inc. (Banks)	36	1,578
Provident Financial Services, Inc. (Savings & Loans)	78	1,117
Provident New York Bancorp (Savings & Loans)	84	702

Common Stocks, continued

	Shares	Value
PS Business Parks, Inc. (REIT)	12	$661
PSS World Medical, Inc.* (Healthcare-Products)	42	1,176
QLIK Technologies, Inc.* (Software)	60	2,044
Quad Graphics, Inc. (Commercial Services)	18	699
Quaker Chemical Corp. (Chemicals)	18	774
Quality Systems, Inc. (Software)	18	1,571
Quanex Building Products Corp. (Building Materials)	42	688
Quantum Corp.* (Computers)	210	693
Quest Software, Inc.* (Software)	54	1,227
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	48	1,157
Quidel Corp.* (Healthcare-Products)	30	455
Quiksilver, Inc.* (Apparel)	132	620
QuinStreet, Inc.* (Internet)	24	312
Radian Group, Inc. (Insurance)	126	533
Radiant Systems, Inc.* (Computers)	36	752
Rambus, Inc.* (Semiconductors)	84	1,233
Ramco-Gershenson Properties Trust (REIT)	12	149
Raven Industries, Inc. (Miscellaneous Manufacturing)	18	1,003
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	24	906
RealD, Inc.* (Computers)	30	702
RealPage, Inc.* (Software)	30	794
Red Robin Gourmet Burgers, Inc.* (Retail)	12	437
Redwood Trust, Inc. (REIT)	78	1,179
Regis Corp. (Retail)	54	827
Renasant Corp. (Banks)	42	609
Rent-A-Center, Inc. (Commercial Services)	54	1,650
Resolute Energy Corp.* (Oil & Gas)	48	776
Resource Capital Corp. (REIT)	198	1,251
Resources Connection, Inc. (Commercial Services)	48	578
Retail Opportunity Investments Corp. (REIT)	42	452
Rex Energy Corp.* (Oil & Gas)	36	370
RF Micro Devices, Inc.* (Telecommunications)	234	1,432
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	72	660
RightNow Technologies, Inc.* (Software)	24	778
Rite Aid Corp.* (Retail)	492	654
RLI Corp. (Insurance)	24	1,486
RLJ Lodging Trust (REIT)	24	417
Robbins & Myers, Inc. (Machinery-Diversified)	36	1,903
Rofin-Sinar Technologies, Inc.* (Electronics)	24	820
Rogers Corp.* (Electronics)	12	554
Rollins, Inc. (Commercial Services)	78	1,590
Rosetta Resources, Inc.* (Oil & Gas)	48	2,474
RSC Holdings, Inc.* (Commercial Services)	72	861
RTI International Metals, Inc.* (Mining)	24	921
Ruby Tuesday, Inc.* (Retail)	60	647
Ruddick Corp. (Food)	42	1,829
Rudolph Technologies, Inc.* (Semiconductors)	30	321
Rue21, Inc.* (Retail)	12	390
Rural/Metro Corp.* (Commercial Services)	36	621
Rush Enterprises, Inc.* (Retail)	42	799
S&T Bancorp, Inc. (Banks)	48	892
S1 Corp.* (Internet)	78	583
Sabra Health Care REIT, Inc. (REIT)	42	702
Safeguard Scientifics, Inc.* (Internet)	30	566
Safety Insurance Group, Inc. (Insurance)	18	757
Saks, Inc.* (Retail)	102	1,139
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	48	1,912
Sanderson Farms, Inc. (Food)	18	860
Sandy Spring Bancorp, Inc. (Banks)	24	432
Sangamo BioSciences, Inc.* (Biotechnology)	60	353

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 23

Common Stocks, continued

	Shares	Value
Sanmina-SCI Corp.* (Electronics)	66	$682
Sapient Corp.* (Internet)	90	1,353
Sauer-Danfoss, Inc.* (Machinery-Diversified)	12	605
Savient Pharmaceuticals, Inc.* (Biotechnology)	66	494
SAVVIS, Inc.* (Telecommunications)	36	1,423
ScanSource, Inc.* (Distribution/Wholesale)	24	900
SCBT Financial Corp. (Banks)	18	516
Scholastic Corp. (Media)	36	958
Schulman (A.), Inc. (Chemicals)	30	756
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	18	1,011
Scientific Games Corp.—Class A* (Entertainment)	60	620
Seattle Genetics, Inc.* (Biotechnology)	90	1,847
Select Comfort Corp.* (Retail)	48	863
Select Medical Holdings Corp.* (Healthcare-Services)	48	426
Selective Insurance Group, Inc. (Insurance)	60	976
SemGroup Corp.—Class A* (Pipelines)	36	924
Semtech Corp.* (Semiconductors)	54	1,476
Sensient Technologies Corp. (Chemicals)	48	1,779
Sequenom, Inc.* (Biotechnology)	96	725
SFN Group, Inc.* (Commercial Services)	48	436
Shenandoah Telecommunications Co. (Telecommunications)	36	613
Ship Finance International, Ltd. (Transportation)	42	757
ShoreTel, Inc.* (Telecommunications)	42	428
Shuffle Master, Inc.* (Entertainment)	66	617
Shutterfly, Inc.* (Internet)	24	1,378
SIGA Technologies, Inc.* (Pharmaceuticals)	30	292
Signature Bank* (Banks)	30	1,716
Silicon Graphics International Corp.* (Computers)	30	516
Silicon Image, Inc.* (Semiconductors)	72	465
Simmons First National Corp.—Class A (Banks)	36	924
Simpson Manufacturing Co., Inc. (Building Materials)	42	1,255
Sinclair Broadcast Group, Inc.—Class A (Media)	42	461
Six Flags Entertainment Corp. (Entertainment)	18	674
SJW Corp. (Water)	24	582
Skechers U.S.A., Inc.—Class A* (Apparel)	36	521
SkyWest, Inc. (Airlines)	54	813
Smart Balance, Inc.* (Food)	60	311
Smart Modular Technologies (WWH), Inc.* (Computers)	60	550
Smith Corp. (Miscellaneous Manufacturing)	36	1,523
Snyders-Lance, Inc. (Food)	42	908
Solar Capital, Ltd. (Investment Companies)	42	1,037
Solarwinds, Inc.* (Software)	48	1,255
Sonic Automotive, Inc. (Retail)	36	527
Sonic Corp.* (Retail)	54	574
SonoSite, Inc.* (Healthcare-Products)	18	633
Sonus Networks, Inc.* (Telecommunications)	192	622
Sotheby's (Commercial Services)	54	2,349
Sourcefire, Inc.* (Internet)	24	713
South Jersey Industries, Inc. (Gas)	30	1,629
Southside Bancshares, Inc. (Banks)	24	476
Southwest Gas Corp. (Gas)	36	1,390
Sovran Self Storage, Inc. (REIT)	24	984
Spansion, Inc.—Class A* (Computers)	48	925
Spartan Stores, Inc. (Food)	30	586
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	12	384
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	48	445

Common Stocks, continued

	Shares	Value
SRA International, Inc.—Class A* (Computers)	36	$1,113
SS&C Technologies Holdings, Inc.* (Software)	30	596
Stage Stores, Inc. (Retail)	36	605
Standard Microsystems Corp.* (Semiconductors)	30	810
Standard Pacific Corp.* (Home Builders)	150	503
Standex International Corp. (Miscellaneous Manufacturing)	12	368
Star Scientific, Inc.* (Agriculture)	102	459
Starwood Property Trust, Inc. (REIT)	78	1,600
State Bank Finacial Corp.* (Banks)	36	589
STEC, Inc.* (Computers)	36	612
Steelcase, Inc.—Class A (Office Furnishings)	78	888
Steiner Leisure, Ltd.* (Commercial Services)	18	822
Stepan Co. (Chemicals)	12	851
STERIS Corp. (Healthcare-Products)	54	1,889
Sterling Bancshares, Inc. (Banks)	66	539
Sterling Financial Corp.* (Banks)	36	579
Steven Madden, Ltd.* (Apparel)	30	1,125
Stewart Enterprises, Inc.—Class A (Commercial Services)	96	701
Stifel Financial Corp.* (Diversified Financial Services)	42	1,506
Stillwater Mining Co.* (Mining)	90	1,981
Stone Energy Corp.* (Oil & Gas)	48	1,459
Stoneridge, Inc.* (Electronics)	36	531
STR Holdings, Inc.* (Miscellaneous Manufacturing)	24	358
Stratasys, Inc.* (Computers)	18	607
Strategic Hotels & Resorts, Inc.* (REIT)	168	1,189
Strayer Education, Inc. (Commercial Services)	12	1,517
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	24	527
SuccessFactors, Inc.* (Commercial Services)	66	1,940
Sun Communities, Inc. (REIT)	18	672
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	12	574
Sunrise Assisted Living, Inc.* (Healthcare-Services)	54	515
Sunstone Hotel Investors, Inc.* (REIT)	96	890
Super Micro Computer, Inc.* (Computers)	30	483
Superior Industries International, Inc. (Auto Parts & Equipment)	24	531
Susquehanna Bancshares, Inc. (Banks)	96	768
SVB Financial Group* (Banks)	36	2,150
Swift Energy Co.* (Oil & Gas)	36	1,342
Swift Transportation Co.* (Transportation)	72	976
Swisher Hygiene, Inc.* (Commercial Services)	72	405
Sycamore Networks, Inc. (Telecommunications)	24	534
Sykes Enterprises, Inc.* (Computers)	42	904
Symetra Financial Corp. (Insurance)	72	967
Symmetry Medical, Inc.* (Healthcare-Products)	54	484
Synaptics, Inc.* (Computers)	30	772
Synchronoss Technologies, Inc.* (Software)	24	762
SYNNEX Corp.* (Software)	36	1,141
Syntel, Inc. (Computers)	12	709
Take-Two Interactive Software, Inc.* (Software)	66	1,008
TAL International Group, Inc. (Trucking & Leasing)	24	829
Taleo Corp.—Class A* (Software)	30	1,111
Tanger Factory Outlet Centers, Inc. (REIT)	66	1,767
Targa Resources Corp. (Oil & Gas Services)	18	602
Targacept, Inc.* (Pharmaceuticals)	30	632
Team Health Holdings, Inc.* (Commercial Services)	24	540

See accompanying notes to the financial statements.

24 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Team, Inc.* (Commercial Services)	24	$579
Teekay Tankers, Ltd.—Class A (Transportation)	42	395
Tejon Ranch Co.* (Agriculture)	18	614
Tekelec* (Telecommunications)	78	712
Teledyne Technologies, Inc.* (Aerospace/Defense)	30	1,511
TeleTech Holdings, Inc.* (Commercial Services)	24	506
Tennant Co. (Machinery-Diversified)	18	719
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	54	2,380
Tesco Corp.* (Oil & Gas Services)	30	582
Tessera Technologies, Inc.* (Semiconductors)	60	1,028
Tetra Tech, Inc.* (Environmental Control)	60	1,350
TETRA Technologies, Inc.* (Oil & Gas Services)	84	1,069
Texas Capital Bancshares, Inc.* (Banks)	36	930
Texas Industries, Inc. (Building Materials)	24	999
Texas Roadhouse, Inc.—Class A (Retail)	48	842
Textainer Group Holdings, Ltd. (Trucking & Leasing)	18	553
The Andersons, Inc. (Agriculture)	18	761
The Brink's Co. (Miscellaneous Manufacturing)	42	1,253
The Buckle, Inc. (Retail)	24	1,025
The Cato Corp.—Class A (Retail)	24	691
The Children's Place Retail Stores, Inc.* (Retail)	18	801
The Corporate Executive Board Co. (Commercial Services)	30	1,309
The Ensign Group, Inc. (Healthcare-Services)	18	547
The Finish Line, Inc.—Class A (Retail)	42	899
The Fresh Market, Inc.* (Food)	24	928
The Geo Group, Inc.* (Commercial Services)	60	1,382
The Gorman-Rupp Co. (Machinery-Diversified)	18	593
The Greenbrier Cos., Inc.* (Trucking & Leasing)	18	356
The Hain Celestial Group, Inc.* (Food)	30	1,001
The Jones Group, Inc. (Apparel)	72	781
The Medicines Co.* (Pharmaceuticals)	48	792
The Men's Wearhouse, Inc. (Retail)	42	1,415
The Middleby Corp.* (Machinery-Diversified)	18	1,693
The Navigators Group, Inc.* (Insurance)	12	564
The New York Times Co.—Class A* (Media)	114	994
The Pantry, Inc.* (Retail)	18	338
The Pep Boys—Manny, Moe & Jack (Retail)	48	525
The Ryland Group, Inc. (Home Builders)	48	793
The Timberland Co.—Class A* (Apparel)	36	1,547
The Ultimate Software Group, Inc.* (Software)	24	1,306
The Warnaco Group, Inc.* (Apparel)	36	1,881
The Wet Seal, Inc.—Class A* (Retail)	84	375
Theravance, Inc.* (Pharmaceuticals)	66	1,466
Thompson Creek Metals Co., Inc.* (Mining)	150	1,497
Titan International, Inc. (Auto Parts & Equipment)	36	873
Titan Machinery, Inc.* (Distribution/Wholesale)	12	345
TiVo, Inc.* (Home Furnishings)	108	1,111
TNS, Inc.* (Commercial Services)	36	598
Tompkins Financial Corp. (Banks)	24	942
Tootsie Roll Industries, Inc. (Food)	36	1,053
Tower Group, Inc. (Insurance)	36	858
TowneBank (Banks)	54	723
TPC Group, Inc.* (Chemicals)	12	471
Travelzoo, Inc.* (Internet)	6	388
Tredegar Corp. (Miscellaneous Manufacturing)	30	551
TreeHouse Foods, Inc.* (Food)	30	1,638
Trex Co., Inc.* (Building Materials)	12	294
Triangle Capital Corp. (Investment Companies)	30	554
TriMas Corp.* (Miscellaneous Manufacturing)	24	594

Common Stocks, continued

	Shares	Value
Triple-S Management Corp.—Class B* (Healthcare-Services)	30	$652
TriQuint Semiconductor, Inc.* (Semiconductors)	156	1,590
Triumph Group, Inc. (Aerospace/Defense)	18	1,792
True Religion Apparel, Inc.* (Apparel)	24	698
TrueBlue, Inc.* (Commercial Services)	36	521
TrustCo Bank Corp. NY (Banks)	150	735
Trustmark Corp. (Banks)	48	1,124
TTM Technologies, Inc.* (Electronics)	48	769
Tutor Perini Corp. (Engineering & Construction)	30	575
Twin Disc, Inc. (Machinery-Diversified)	12	464
Two Harbors Investment Corp. (REIT)	84	903
Tyler Technologies, Inc.* (Computers)	30	803
U-Store-It Trust (REIT)	84	884
UIL Holdings Corp. (Electric)	42	1,359
Ultratech Stepper, Inc.* (Semiconductors)	24	729
UMB Financial Corp. (Banks)	24	1,005
Umpqua Holdings Corp. (Banks)	102	1,180
UniFirst Corp. (Textiles)	18	1,011
Unisource Energy Corp. (Electric)	36	1,344
Unisys Corp.* (Computers)	36	925
United Bankshares, Inc. (Banks)	48	1,175
United Fire & Casualty Co. (Insurance)	30	521
United Natural Foods, Inc.* (Food)	42	1,792
United Online, Inc. (Internet)	96	579
United Rentals, Inc.* (Commercial Services)	54	1,372
United Stationers, Inc. (Distribution/Wholesale)	36	1,275
Universal American Corp. (Insurance)	30	329
Universal Corp. (Agriculture)	24	904
Universal Display Corp.* (Electrical Components & Equipment)	36	1,263
Universal Electronics, Inc.* (Home Furnishings)	18	455
Universal Forest Products, Inc. (Building Materials)	18	431
Universal Health Realty Income Trust (REIT)	12	480
Universal Stainless & Alloy Products, Inc.* (Iron/Steel)	6	281
Universal Technical Institute, Inc. (Commercial Services)	24	474
Urstadt Biddle Properties—Class A (REIT)	24	435
US Airways Group, Inc.* (Airlines)	150	1,336
US Ecology, Inc. (Environmental Control)	30	513
US Gold Corp.* (Mining)	108	651
USA Mobility, Inc. (Telecommunications)	30	458
USEC, Inc.* (Mining)	126	421
USG Corp.* (Building Materials)	72	1,032
Vail Resorts, Inc. (Entertainment)	36	1,664
Valassis Communications, Inc.* (Commercial Services)	42	1,273
ValueClick, Inc.* (Internet)	66	1,096
ValueVision Media, Inc.—Class A* (Advertising)	48	367
Vantage Drilling Co.* (Oil & Gas)	192	349
VASCO Data Security International, Inc.* (Internet)	30	374
Vector Group, Ltd. (Agriculture)	66	1,174
Veeco Instruments, Inc.* (Semiconductors)	36	1,743
Venoco, Inc.* (Oil & Gas)	24	306
Vera Bradley, Inc.* (Retail)	18	688
Verint Systems, Inc.* (Software)	24	889
Viad Corp. (Commercial Services)	24	535
ViaSat, Inc.* (Telecommunications)	36	1,558
Vicor Corp. (Electrical Components & Equipment)	30	485
ViewPoint Financial Group (Savings & Loans)	54	745
VirnetX Holding Corp.* (Internet)	36	1,042

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 25

Common Stocks, continued

	Shares	Value
ViroPharma, Inc.* (Pharmaceuticals)	72	$1,332
Virtus Investment Partners, Inc.* (Diversified Financial Services)	6	364
Vitamin Shoppe, Inc.* (Retail)	24	1,098
VIVUS, Inc.* (Healthcare-Products)	90	733
Vocus, Inc.* (Internet)	18	551
Volcano Corp.* (Healthcare-Products)	42	1,356
Volterra Semiconductor Corp.* (Semiconductors)	30	740
Vonage Holdings Corp.* (Telecommunications)	156	688
W&T Offshore, Inc. (Oil & Gas)	36	940
Wabash National Corp.* (Auto Manufacturers)	90	843
Walter Investment Management Corp. (REIT)	24	533
Warner Music Group Corp.* (Entertainment)	48	395
Washington REIT (REIT)	54	1,756
Washington Trust Bancorp, Inc. (Banks)	24	551
Watsco, Inc. (Distribution/Wholesale)	30	2,040
Watts Water Technologies, Inc.—Class A (Electronics)	24	850
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	54	364
WD-40 Co. (Household Products/Wares)	18	703
Web.com Group, Inc.* (Internet)	30	370
Websense, Inc.* (Internet)	36	935
Webster Financial Corp. (Banks)	54	1,135
Weis Markets, Inc. (Food)	18	733
WellCare Health Plans, Inc.* (Healthcare-Services)	36	1,851
Werner Enterprises, Inc. (Transportation)	48	1,202
WesBanco, Inc. (Banks)	54	1,062
West Coast Bancorp* (Banks)	24	402
West Pharmaceutical Services, Inc. (Healthcare-Products)	48	2,100
Westamerica Bancorp (Banks)	30	1,477
Western Alliance Bancorp* (Banks)	72	511
Western Refining, Inc.* (Oil & Gas)	48	867
WGL Holdings, Inc. (Gas)	42	1,617
Winn-Dixie Stores, Inc.* (Food)	54	456
Winthrop Realty Trust (REIT)	42	501
Wintrust Financial Corp. (Banks)	30	965
Wolverine World Wide, Inc. (Apparel)	42	1,753
Woodward, Inc. (Electronics)	54	1,882
World Acceptance Corp.* (Diversified Financial Services)	12	787
World Fuel Services Corp. (Retail)	66	2,371
Worthington Industries, Inc. (Metal Fabricate/Hardware)	60	1,386
Wright Express Corp.* (Commercial Services)	36	1,875
Wright Medical Group, Inc.* (Healthcare-Products)	36	540
Xyratex, Ltd.* (Computers)	42	431
Zep, Inc. (Chemicals)	24	454
ZIOPHARM Oncology, Inc.* (Biotechnology)	66	404
Zoll Medical Corp.* (Healthcare-Products)	18	1,020
Zoran Corp.* (Semiconductors)	48	403
Zumiez, Inc.* (Retail)	18	449
TOTAL COMMON STOCKS (Cost $924,756)		1,075,613

Repurchase Agreements(a)(b) (80.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $5,239,000	$5,239,000	$5,239,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,239,000)		5,239,000
TOTAL INVESTMENT SECURITIES (Cost $6,163,756)—97.2%		6,314,613
Net other assets (liabilities)—2.8%		181,860
NET ASSETS—100.0%		$6,496,473

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $684,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contract expiring 9/19/11 (Underlying notional amount at value $742,320)	9	$37,110

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$2,085,407	$54,452
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	2,613,397	71,719
		$126,171

ProFund VP Small-Cap invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Advertising	$1,190	NM
Aerospace/Defense	13,794	0.2%
Aerospace/Defense Equipment	1,970	NM
Agriculture	3,912	0.1%
Airlines	6,188	0.1%
Apparel	17,114	0.3%
Auto Manufacturers	1,290	NM
Auto Parts & Equipment	12,790	0.2%
Banks	60,842	0.9%
Beverages	2,216	NM
Biotechnology	22,929	0.4%
Building Materials	8,450	0.1%
Chemicals	22,432	0.3%
Coal	4,155	0.1%
Commercial Services	75,132	1.2%

See accompanying notes to the financial statements.

26 :: ProFund VP Small-Cap :: Financial Statements

	Value	% of Net Assets
Computers	$23,507	0.4%
Cosmetics/Personal Care	938	NM
Distribution/Wholesale	11,829	0.2%
Diversified Financial Services	17,945	0.3%
Electric	21,958	0.3%
Electrical Components & Equipment	10,513	0.2%
Electronics	25,984	0.4%
Energy-Alternate Sources	1,216	NM
Engineering & Construction	5,668	0.1%
Entertainment	9,648	0.2%
Environmental Control	8,126	0.1%
Food	17,958	0.3%
Forest Products & Paper	9,510	0.1%
Gas	10,998	0.2%
Hand/Machine Tools	845	NM
Healthcare-Products	39,600	0.6%
Healthcare-Services	22,061	0.3%
Holding Companies-Diversified	1,179	NM
Home Builders	3,875	0.1%
Home Furnishings	3,340	0.1%
Household Products/Wares	4,663	0.1%
Housewares	609	NM
Insurance	31,258	0.5%
Internet	28,447	0.4%
Investment Companies	9,542	0.1%
Iron/Steel	689	NM
Leisure Time	3,976	0.1%
Lodging	3,409	0.1%
Machinery-Construction & Mining	1,109	NM
Machinery-Diversified	18,077	0.3%
Media	7,301	0.1%

	Value	% of Net Assets
Metal Fabricate/Hardware	$7,372	0.1%
Mining	17,508	0.3%
Miscellaneous Manufacturing	26,321	0.4%
Office Furnishings	4,907	0.1%
Oil & Gas	39,269	0.6%
Oil & Gas Services	20,742	0.3%
Packaging & Containers	1,454	NM
Pharmaceuticals	28,082	0.4%
Pipelines	924	NM
REIT	86,760	1.3%
Real Estate	1,574	NM
Retail	62,335	1.0%
Savings & Loans	10,172	0.2%
Semiconductors	38,840	0.6%
Software	46,244	0.7%
Storage/Warehousing	763	NM
Telecommunications	42,732	0.7%
Textiles	1,824	NM
Toys/Games/Hobbies	552	NM
Transportation	20,762	0.3%
Trucking & Leasing	3,078	NM
Water	3,216	0.1%
Other**	5,420,860	83.4%
Total	$6,496,473	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 27

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$6,163,756
Securities, at value	1,075,613
Repurchase agreements, at value	5,239,000
Total Investment Securities, at value	6,314,613
Cash	1,218
Segregated cash balances with brokers	30,780
Segregated cash balances with custodian	189
Dividends and interest receivable	1,166
Unrealized gain on swap agreements	126,171
Receivable for capital shares issued	38,006
Receivable for investments sold	1,066
Variation margin on futures contracts	6,030
Prepaid expenses	89
TOTAL ASSETS	6,519,328
LIABILITIES:
Payable for investments purchased	918
Advisory fees payable	1,899
Management services fees payable	253
Administration fees payable	197
Administrative services fees payable	5,020
Distribution fees payable	5,020
Trustee fees payable	1
Transfer agency fees payable	647
Fund accounting fees payable	420
Compliance services fees payable	70
Other accrued expenses	8,410
TOTAL LIABILITIES	22,855
NET ASSETS	$6,496,473
NET ASSETS CONSIST OF:
Capital	$5,890,357
Accumulated net investment income (loss)	(54,704)
Accumulated net realized gains (losses) on investments	346,682
Net unrealized appreciation (depreciation) on investments	314,138
NET ASSETS	$6,496,473
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	221,973
Net Asset Value (offering and redemption price per share)	$29.27

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$8,296
Interest	1,569
TOTAL INVESTMENT INCOME	9,865
EXPENSES:
Advisory fees	28,704
Management services fees	3,827
Administration fees	1,559
Transfer agency fees	2,216
Administrative services fees	9,485
Distribution fees	9,568
Custody fees	7,418
Fund accounting fees	6,768
Trustee fees	51
Compliance services fees	43
Other fees	6,305
Total Gross Expenses before reductions	75,944
Less Expenses reduced by the Advisor	(11,647)
TOTAL NET EXPENSES	64,297
NET INVESTMENT INCOME (LOSS)	(54,432)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	224,894
Net realized gains (losses) on futures contracts	179,055
Net realized gains (losses) on swap agreements	203,283
Change in net unrealized appreciation/depreciation on investments	18,789
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	626,021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$571,589

See accompanying notes to the financial statements.

28 :: ProFund VP Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(54,432)	$(72,292)
Net realized gains (losses) on investments	607,232	273,333
Change in net unrealized appreciation/depreciation on investments	18,789	252,814
Change in net assets resulting from operations	571,589	453,855
CAPITAL TRANSACTIONS:
Proceeds from shares issued	31,589,862	79,801,320
Value of shares redeemed	(34,742,895)	(75,590,840)
Change in net assets resulting from capital transactions	(3,153,033)	4,210,480
Change in net assets	(2,581,444)	4,664,335
NET ASSETS:
Beginning of period	9,077,917	4,413,582
End of period	$6,496,473	$9,077,917
Accumulated net investment income (loss)	$(54,704)	$(272)
SHARE TRANSACTIONS:
Issued	1,094,037	3,337,412
Redeemed	(1,196,965)	(3,209,596)
Change in shares	(102,928)	127,816

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 29

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$27.94		$22.39	$17.75		$30.71	$37.24	$32.95
Investment Activities:
Net investment income (loss)(a)	(0.20)		(0.31)	(0.25)		(0.10)	0.06	0.17
Net realized and unrealized gains (losses) on investments	1.53		5.86	4.89		(9.82)	(0.82)	4.65
Total income (loss) from investment activities	1.33		5.55	4.64		(9.92)	(0.76)	4.82
Distributions to Shareholders From:
Net investment income	—		—	—		(0.08)	(0.28)	—
Net realized gains on investments	—		—	—		(2.96)	(5.49)	(0.53)
Total distributions	—		—	—		(3.04)	(5.77)	(0.53)
Net Asset Value, End of Period	$29.27		$27.94	$22.39		$17.75	$30.71	$37.24
Total Return	4.76	%(b)	24.79%	26.14%		(35.44)%	(2.21)%	14.75%
Ratios to Average Net Assets:
Gross expenses(c)	1.98%		2.05%	2.30%		1.65%	1.61%	1.59%
Net expenses(c)	1.68%		1.68%	1.73	%(d)	1.62%	1.56%	1.55%
Net investment income (loss)(c)	(1.42)%		(1.31)%	(1.34)%		(0.37)%	0.15%	0.47%
Supplemental Data:
Net assets, end of period (000's)	$6,496		$9,078	$4,414		$2,815	$68,525	$119,948
Portfolio turnover rate(e)	158	%(b)	378%	840%		69%	40%	53%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  The expense ratio does not correlate to the applicable expenses limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

30 :: ProFund VP Small-Cap :: Financial Highlights

Investment Objective: The ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	50%
Futures Contracts	5%
Swap Agreements	45%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	6.1%
Microsoft Corp.	4.3%
Oracle Corp.	3.3%
Google, Inc.—Class A	2.5%
Intel Corp.	2.3%

NASDAQ-100 Index – Composition

% of Index
Technology	46%
Communications	30%
Consumer Non-Cyclical	14%
Consumer Cyclical	7%
Industrial	2%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (50.3%)

	Shares	Value
Activision Blizzard, Inc. (Software)	10,672	$124,649
Adobe Systems, Inc.* (Software)	4,692	147,563
Akamai Technologies, Inc.* (Internet)	1,748	55,010
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,702	80,045
Altera Corp. (Semiconductors)	2,990	138,586
Amazon.com, Inc.* (Internet)	4,232	865,402
Amgen, Inc.* (Biotechnology)	8,694	507,295
Apollo Group, Inc.—Class A* (Commercial Services)	1,334	58,269
Apple Computer, Inc.* (Computers)	8,648	2,902,874
Applied Materials, Inc. (Semiconductors)	12,328	160,387
Autodesk, Inc.* (Software)	2,162	83,453
Automatic Data Processing, Inc. (Software)	4,692	247,175
Baidu, Inc.ADR* (Internet)	2,530	354,529
Bed Bath & Beyond, Inc.* (Retail)	2,346	136,936
Biogen Idec, Inc.* (Biotechnology)	2,254	240,998
BMC Software, Inc.* (Software)	1,656	90,583
Broadcom Corp.—Class A (Semiconductors)	4,508	151,649
C.H. Robinson Worldwide, Inc. (Transportation)	1,564	123,306
CA, Inc. (Software)	4,738	108,216
Celgene Corp.* (Biotechnology)	4,324	260,824
Cephalon, Inc.* (Pharmaceuticals)	690	55,131
Cerner Corp.* (Software)	1,564	95,576
Check Point Software Technologies, Ltd.* (Internet)	1,932	109,834
Cisco Systems, Inc. (Telecommunications)	51,382	802,073
Citrix Systems, Inc.* (Software)	1,748	139,840
Cognizant Technology Solutions Corp.* (Computers)	2,852	209,166
Comcast Corp.—Class A (Media)	19,458	493,066
Costco Wholesale Corp. (Retail)	4,094	332,597
Ctrip.com International, Ltd.ADR* (Internet)	1,380	59,450
Dell, Inc.* (Computers)	17,618	293,692
DENTSPLY International, Inc. (Healthcare-Products)	1,334	50,799
DIRECTV—Class A* (Media)	7,176	364,684
Dollar Tree, Inc.* (Retail)	1,150	76,613
eBay, Inc.* (Internet)	12,144	391,887
Electronic Arts, Inc.* (Software)	3,128	73,821

Common Stocks, continued

	Shares	Value
Expedia, Inc. (Internet)	2,300	$66,677
Expeditors International of Washington, Inc. (Transportation)	1,978	101,254
Express Scripts, Inc.* (Pharmaceuticals)	4,968	268,173
F5 Networks, Inc.* (Internet)	736	81,144
Fastenal Co. (Distribution/Wholesale)	2,760	99,332
First Solar, Inc.* (Energy-Alternate Sources)	828	109,520
Fiserv, Inc.* (Software)	1,334	83,548
Flextronics International, Ltd.* (Electronics)	7,084	45,479
FLIR Systems, Inc. (Electronics)	1,472	49,621
Garmin, Ltd. (Electronics)	1,932	63,814
Gilead Sciences, Inc.* (Pharmaceuticals)	7,360	304,778
Google, Inc.—Class A* (Internet)	2,346	1,187,967
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,426	127,285
Henry Schein, Inc.* (Healthcare-Products)	874	62,570
Illumina, Inc.* (Biotechnology)	1,150	86,422
Infosys Technologies, Ltd.ADR (Software)	920	60,012
Intel Corp. (Semiconductors)	49,542	1,097,851
Intuit, Inc.* (Software)	2,806	145,519
Intuitive Surgical, Inc.* (Healthcare-Products)	368	136,936
Joy Global, Inc. (Machinery-Construction & Mining)	966	92,002
KLA-Tencor Corp. (Semiconductors)	1,564	63,311
Lam Research Corp.* (Semiconductors)	1,150	50,922
Liberty Media Holding Corp.—Interactive Series A* (Internet)	5,336	89,485
Life Technologies Corp.* (Biotechnology)	1,656	86,228
Linear Technology Corp. (Semiconductors)	2,116	69,870
Marvell Technology Group, Ltd.* (Semiconductors)	5,704	84,220
Mattel, Inc. (Toys/Games/Hobbies)	3,266	89,782
Maxim Integrated Products, Inc. (Semiconductors)	2,760	70,546
Microchip Technology, Inc. (Semiconductors)	1,794	68,011
Micron Technology, Inc.* (Semiconductors)	9,338	69,848
Microsoft Corp. (Software)	78,798	2,048,748
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,094	100,999
NetApp, Inc.* (Computers)	3,450	182,091

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 31

Common Stocks, continued

	Shares	Value
Netflix, Inc.* (Internet)	506	$132,921
News Corp.—Class A (Media)	17,066	302,068
NII Holdings, Inc.—Class B* (Telecommunications)	1,610	68,232
NVIDIA Corp.* (Semiconductors)	5,612	89,427
O'Reilly Automotive, Inc.* (Retail)	1,288	84,377
Oracle Corp. (Software)	47,288	1,556,248
PACCAR, Inc. (Auto Manufacturers)	3,404	173,910
Paychex, Inc. (Commercial Services)	3,404	104,571
Priceline.com, Inc.* (Internet)	460	235,488
QIAGEN N.V.* (Biotechnology)	2,162	41,121
Qualcomm, Inc. (Telecommunications)	15,594	885,583
Research In Motion, Ltd.* (Computers)	4,876	140,673
Ross Stores, Inc. (Retail)	1,104	88,452
SanDisk Corp.* (Computers)	2,208	91,632
Seagate Technology LLC (Computers)	4,002	64,672
Sears Holdings Corp.* (Retail)	1,012	72,297
Sigma-Aldrich Corp. (Chemicals)	1,150	84,387
Staples, Inc. (Retail)	6,670	105,386
Starbucks Corp. (Retail)	6,992	276,114
Stericycle, Inc.* (Environmental Control)	782	69,692
Symantec Corp.* (Internet)	7,084	139,696
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	6,578	317,191
Urban Outfitters, Inc.* (Retail)	1,518	42,732
VeriSign, Inc. (Internet)	1,564	52,331
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,932	100,445
Virgin Media, Inc. (Telecommunications)	2,944	88,114
Vodafone Group PLCADR (Telecommunications)	8,096	216,325
Warner Chilcott PLC—Class A (Pharmaceuticals)	2,392	57,719
Whole Foods Market, Inc. (Food)	1,656	105,073
Wynn Resorts, Ltd. (Lodging)	1,150	165,071
Xilinx, Inc. (Semiconductors)	2,484	90,591
Yahoo!, Inc.* (Internet)	12,190	183,338
TOTAL COMMON STOCKS (Cost $11,890,006)		23,955,820

Repurchase Agreements(a)(b) (44.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $21,133,000	$21,133,000	$21,133,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,133,000)		21,133,000
TOTAL INVESTMENT SECURITIES (Cost $33,023,006)—94.6%		45,088,820
Net other assets (liabilities)—5.4%		2,561,469
NET ASSETS—100.0%		$47,650,289

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $3,107,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR  American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 9/19/11 (Underlying notional amount at value $2,228,160)	48	$73,399

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$8,597,083	$269,134
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	12,889,138	392,261
		$661,395

ProFund VP NASDAQ-100 invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Auto Manufacturers	$173,910	0.4%
Beverages	127,285	0.3%
Biotechnology	1,403,378	2.9%
Chemicals	84,387	0.2%
Commercial Services	162,840	0.3%
Computers	3,884,800	8.2%
Distribution/Wholesale	99,332	0.2%
Electronics	158,914	0.3%
Energy-Alternate Sources	109,520	0.2%
Environmental Control	69,692	0.1%
Food	105,073	0.2%
Healthcare-Products	250,305	0.5%
Internet	4,005,159	8.4%
Lodging	165,071	0.4%
Machinery-Construction & Mining	92,002	0.2%
Media	1,159,818	2.4%
Pharmaceuticals	1,103,991	2.3%
Retail	1,215,504	2.6%
Semiconductors	2,205,219	4.6%
Software	5,004,951	10.6%
Telecommunications	2,060,327	4.3%
Toys/Games/Hobbies	89,782	0.2%
Transportation	224,560	0.5%
Other**	23,694,469	49.7%
Total	$47,650,289	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

32 :: ProFund VP NASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$33,023,006
Securities, at value	23,955,820
Repurchase agreements, at value	21,133,000
Total Investment Securities, at value	45,088,820
Cash	252
Segregated cash balances with brokers	165,600
Dividends receivable	10,532
Unrealized gain on swap agreements	661,395
Receivable for capital shares issued	1,801,633
Variation margin on futures contracts	28,320
Prepaid expenses	573
TOTAL ASSETS	47,757,125
LIABILITIES:
Payable for capital shares redeemed	3,279
Advisory fees payable	26,284
Management services fees payable	3,504
Administration fees payable	1,572
Administrative services fees payable	18,631
Distribution fees payable	16,271
Trustee fees payable	4
Transfer agency fees payable	4,620
Fund accounting fees payable	3,352
Compliance services fees payable	473
Other accrued expenses	28,846
TOTAL LIABILITIES	106,836
NET ASSETS	$47,650,289
NET ASSETS CONSIST OF:
Capital	$49,844,166
Accumulated net investment income (loss)	(313,678)
Accumulated net realized gains (losses) on investments	(14,680,807)
Net unrealized appreciation (depreciation) on investments	12,800,608
NET ASSETS	$47,650,289
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,375,124
Net Asset Value (offering and redemption price per share)	$20.06

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$94,363
Interest	7,571
TOTAL INVESTMENT INCOME	101,934
EXPENSES:
Advisory fees	185,540
Management services fees	24,739
Administration fees	9,472
Transfer agency fees	13,539
Administrative services fees	77,341
Distribution fees	61,847
Custody fees	3,612
Fund accounting fees	18,477
Trustee fees	352
Compliance services fees	270
Other fees	40,830
Total Gross Expenses before reductions	436,019
Less Expenses reduced by the Advisor	(20,407)
TOTAL NET EXPENSES	415,612
NET INVESTMENT INCOME (LOSS)	(313,678)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,380,011
Net realized gains (losses) on futures contracts	296,083
Net realized gains (losses) on swap agreements	574,576
Change in net unrealized appreciation/depreciation on investments	(626,110)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,624,560
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,310,882

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 33

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(313,678)	$(475,538)
Net realized gains (losses) on investments	3,250,670	10,434,765
Change in net unrealized appreciation/depreciation on investments	(626,110)	(5,440,238)
Change in net assets resulting from operations	2,310,882	4,518,989
CAPITAL TRANSACTIONS:
Proceeds from shares issued	135,679,958	254,957,350
Value of shares redeemed	(147,404,708)	(256,158,282)
Change in net assets resulting from capital transactions	(11,724,750)	(1,200,932)
Change in net assets	(9,413,868)	3,318,057
NET ASSETS:
Beginning of period	57,064,157	53,746,100
End of period	$47,650,289	$57,064,157
Accumulated net investment income (loss)	$(313,678)	$—
SHARE TRANSACTIONS:
Issued	6,799,318	15,020,740
Redeemed	(7,388,365)	(15,358,006)
Change in shares	(589,047)	(337,266)

See accompanying notes to the financial statements.

34 :: ProFund VP NASDAQ-100 :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$19.25		$16.28	$10.71	$18.62	$15.83	$15.01
Investment Activities:
Net investment income (loss)(a)	(0.13)		(0.19)	(0.15)	(0.16)	(0.12)	(0.16)
Net realized and unrealized gains (losses) on investments	0.94		3.16	5.72	(7.75)	2.91	0.98
Total income (loss) from investment activities	0.81		2.97	5.57	(7.91)	2.79	0.82
Net Asset Value, End of Period	$20.06		$19.25	$16.28	$10.71	$18.62	$15.83
Total Return	4.21	%(b)	18.24%	52.01%	(42.48)%	17.62%	5.46%
Ratios to Average Net Assets:
Gross expenses(c)	1.76%		1.78%	1.83%	1.76%	1.69%	1.73%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.63%	1.70%
Net investment income (loss)(c)	(1.27)%		(1.13)%	(1.13)%	(1.02)%	(0.68)%	(1.05)%
Supplemental Data:
Net assets, end of period (000's)	$47,650		$57,064	$53,746	$22,323	$109,947	$73,789
Portfolio turnover rate(d)	34	%(b)	28%	238%	470%	336%	258%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP NASDAQ-100 :: 35

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
World Fuel Services Corp.	1.0%
Esterline Technologies Corp.	0.9%
ProAssurance Corp.	0.8%
Moog, Inc.—Class A	0.8%
EMCOR Group, Inc.	0.8%

S&P SmallCap 600/Citigroup Value Index – Composition

% of Index
Industrial	24%
Financial	23%
Consumer Cyclical	14%
Consumer Non-Cyclical	14%
Utilities	7%
Technology	5%
Energy	5%
Communications	4%
Basic Materials	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.3%)

	Shares	Value
A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,670	$27,739
AAON, Inc. (Building Materials)	668	14,589
AAR Corp. (Aerospace/Defense)	4,175	113,101
ABM Industries, Inc. (Commercial Services)	5,010	116,933
Acadia Realty Trust (REIT)	1,670	33,951
Actuant Corp.—Class A (Miscellaneous Manufacturing)	7,014	188,186
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,505	37,049
Aerovironment, Inc.* (Aerospace/Defense)	835	29,517
Affymetrix, Inc.* (Biotechnology)	7,348	58,270
Agilysys, Inc.* (Computers)	2,004	16,713
Albany International Corp.—Class A (Machinery-Diversified)	2,839	74,921
ALLETE, Inc. (Electric)	3,173	130,220
Alliance One International, Inc.* (Agriculture)	9,018	29,128
AMCOL International Corp. (Mining)	1,336	50,982
Amedisys, Inc.* (Healthcare-Services)	3,006	80,050
American States Water Co. (Water)	835	28,941
American Vanguard Corp. (Chemicals)	2,171	28,158
AMERIGROUP Corp.* (Healthcare-Services)	2,004	141,222
Amerisafe, Inc.* (Insurance)	1,837	41,553
AMN Healthcare Services, Inc.* (Commercial Services)	4,175	34,736
AmSurg Corp.* (Healthcare-Services)	3,173	82,910
Analogic Corp. (Electronics)	501	26,348
Anixter International, Inc. (Telecommunications)	3,006	196,412
Apogee Enterprises, Inc. (Building Materials)	2,839	36,368
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,841	136,778
Arch Chemicals, Inc. (Chemicals)	2,672	92,024
Arctic Cat, Inc.* (Leisure Time)	1,336	17,942
Arkansas Best Corp. (Transportation)	2,672	63,407
Arris Group, Inc.* (Telecommunications)	12,859	149,293
Astec Industries, Inc.* (Machinery-Construction & Mining)	2,004	74,108
ATMI, Inc.* (Semiconductors)	2,171	44,354
Audiovox Corp.—Class A* (Telecommunications)	2,004	15,150
Avid Technology, Inc.* (Software)	3,006	56,633

Common Stocks, continued

	Shares	Value
Avista Corp. (Electric)	6,012	$154,448
AZZ, Inc. (Miscellaneous Manufacturing)	501	22,946
B&G Foods, Inc.—Class A (Food)	2,004	41,322
Badger Meter, Inc. (Electronics)	668	24,709
Bank Mutual Corp. (Banks)	4,676	17,161
Bank of the Ozarks, Inc. (Banks)	501	26,082
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,676	116,012
Basic Energy Services, Inc.* (Oil & Gas Services)	1,503	47,299
Bel Fuse, Inc.—Class B (Electronics)	1,169	25,356
Belden, Inc. (Electrical Components & Equipment)	2,672	93,146
Benchmark Electronics, Inc.* (Electronics)	6,346	104,709
Big 5 Sporting Goods Corp. (Retail)	1,002	7,876
BioMed Realty Trust, Inc. (REIT)	7,181	138,162
Black Box Corp. (Telecommunications)	1,837	57,443
Blyth, Inc. (Household Products/Wares)	501	25,225
Boston Private Financial Holdings, Inc. (Banks)	8,016	52,745
Boyd Gaming Corp.* (Lodging)	5,678	49,399
Brady Corp.—Class A (Electronics)	5,511	176,683
Briggs & Stratton Corp. (Machinery-Diversified)	5,177	102,815
Brightpoint, Inc.* (Distribution/Wholesale)	7,014	56,884
Bristow Group, Inc. (Transportation)	3,674	187,447
Brookline Bancorp, Inc. (Savings & Loans)	6,179	57,279
Brooks Automation, Inc.* (Semiconductors)	6,847	74,358
Brown Shoe Co., Inc. (Retail)	4,509	48,021
Brunswick Corp. (Leisure Time)	4,676	95,390
Cabot Microelectronics Corp.* (Chemicals)	835	38,802
CACI International, Inc.—Class A* (Computers)	3,173	200,153
Cal-Maine Foods, Inc. (Food)	501	16,012
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	1,336	19,399
Calgon Carbon Corp.* (Environmental Control)	3,006	51,102
Callaway Golf Co. (Leisure Time)	6,680	41,550
Cambrex Corp.* (Biotechnology)	3,006	13,888
Cantel Medical Corp. (Healthcare-Products)	334	8,988
Cascade Corp. (Machinery-Diversified)	668	31,777
Casey's General Stores, Inc. (Retail)	3,841	169,004
CDI Corp. (Commercial Services)	1,336	17,755

See accompanying notes to the financial statements.

36 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Cedar Shopping Centers, Inc. (REIT)	5,010	$25,802
Centene Corp.* (Healthcare-Services)	5,177	183,939
Central Garden & Pet Co.—Class A* (Household Products/Wares)	5,010	50,851
Central Vermont Public Service Corp. (Electric)	1,336	48,296
Century Aluminum Co.* (Mining)	3,674	57,498
Ceradyne, Inc.* (Miscellaneous Manufacturing)	2,505	97,670
CH Energy Group, Inc. (Electric)	1,670	88,944
Checkpoint Systems, Inc.* (Electronics)	4,175	74,649
Christopher & Banks Corp. (Retail)	3,674	21,126
CIBER, Inc.* (Computers)	7,348	40,781
Cincinnati Bell, Inc.* (Telecommunications)	20,541	68,196
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,002	42,916
City Holding Co. (Banks)	1,503	49,644
Clarcor, Inc. (Miscellaneous Manufacturing)	2,672	126,332
Clearwater Paper Corp.* (Forest Products & Paper)	1,169	79,819
Cognex Corp. (Machinery-Diversified)	1,837	65,085
Cohu, Inc. (Semiconductors)	1,670	21,894
Coldwater Creek, Inc.* (Retail)	6,179	8,651
Colonial Properties Trust (REIT)	5,177	105,611
Columbia Banking System, Inc. (Banks)	4,008	69,018
Comfort Systems USA, Inc. (Building Materials)	3,841	40,753
Community Bank System, Inc. (Banks)	2,505	62,099
Comtech Telecommunications Corp. (Telecommunications)	2,672	74,923
CONMED Corp.* (Healthcare-Products)	3,006	85,611
Corinthian Colleges, Inc.* (Commercial Services)	8,684	36,994
Cross Country Healthcare, Inc.* (Commercial Services)	3,173	24,115
CryoLife, Inc.* (Biotechnology)	1,670	9,352
CTS Corp. (Electronics)	3,507	33,913
Cubic Corp. (Electronics)	668	34,061
Curtiss-Wright Corp. (Aerospace/Defense)	4,843	156,768
Cymer, Inc.* (Electronics)	1,837	90,950
Daktronics, Inc. (Electronics)	2,004	21,623
DealerTrack Holdings, Inc.* (Internet)	1,670	38,326
Delphi Financial Group, Inc.—Class A (Insurance)	5,678	165,854
Deltic Timber Corp. (Forest Products & Paper)	668	35,865
Diamond Foods, Inc. (Food)	835	63,744
DiamondRock Hospitality Co. (REIT)	9,519	102,139
Digi International, Inc.* (Software)	2,672	34,736
Dime Community Bancshares, Inc. (Savings & Loans)	1,670	24,282
Drew Industries, Inc. (Building Materials)	2,004	49,539
DSP Group, Inc.* (Semiconductors)	2,338	20,341
Dycom Industries, Inc.* (Engineering & Construction)	3,507	57,304
E.W. Scripps Co.* (Media)	2,004	19,379
Eagle Materials, Inc. (Building Materials)	3,173	88,432
EastGroup Properties, Inc. (REIT)	1,169	49,694
El Paso Electric Co. (Electric)	2,338	75,517
Electro Scientific Industries, Inc.* (Electronics)	1,670	32,231
EMCOR Group, Inc.* (Engineering & Construction)	6,847	200,686
Emergent Biosolutions, Inc.* (Biotechnology)	1,002	22,595
Employers Holdings, Inc. (Insurance)	4,008	67,214
EMS Technologies, Inc.* (Telecommunications)	1,503	49,554
Encore Wire Corp. (Electrical Components & Equipment)	2,004	48,537
Entertainment Properties Trust (REIT)	2,505	116,983
EPIQ Systems, Inc. (Software)	3,340	47,495
eResearchTechnology, Inc.* (Internet)	2,338	14,893

Common Stocks, continued

	Shares	Value
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,503	$55,310
Esterline Technologies Corp.* (Aerospace/Defense)	3,173	242,417
Ethan Allen Interiors, Inc. (Home Furnishings)	3,006	63,998
Exar Corp.* (Semiconductors)	2,004	12,685
Extra Space Storage, Inc. (REIT)	4,676	99,739
F.N.B. Corp. (Banks)	13,193	136,548
FARO Technologies, Inc.* (Electronics)	835	36,573
Federal Signal Corp. (Miscellaneous Manufacturing)	6,346	41,630
FEI Co.* (Electronics)	2,338	89,288
First BanCorp.* (Banks)	2,171	9,357
First Commonwealth Financial Corp. (Banks)	9,686	55,598
First Financial Bancorp (Banks)	3,173	52,957
First Financial Bankshares, Inc. (Banks)	1,837	63,285
First Midwest Bancorp, Inc. (Banks)	7,682	94,412
Forestar Group, Inc.* (Real Estate)	1,503	24,694
Forward Air Corp. (Transportation)	1,336	45,143
Franklin Street Properties Corp. (REIT)	7,348	94,863
Fred's, Inc. (Retail)	4,008	57,835
Fuller (H.B.) Co. (Chemicals)	5,177	126,422
G & K Services, Inc. (Textiles)	2,004	67,855
GenCorp, Inc.* (Aerospace/Defense)	6,012	38,597
General Communication, Inc.—Class A* (Telecommunications)	1,670	20,157
Genesco, Inc.* (Retail)	1,002	52,204
Gentiva Health Services, Inc.* (Healthcare-Services)	3,173	66,094
GeoResources, Inc.* (Oil & Gas)	501	11,267
Gerber Scientific, Inc.* (Machinery-Diversified)	2,672	29,739
Getty Realty Corp. (REIT)	835	21,067
Gibraltar Industries, Inc.* (Iron/Steel)	3,173	35,918
Glacier Bancorp, Inc. (Banks)	7,515	101,302
Greatbatch, Inc.* (Electrical Components & Equipment)	1,002	26,874
Griffon Corp.* (Miscellaneous Manufacturing)	4,843	48,817
Group 1 Automotive, Inc. (Retail)	2,505	103,156
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,503	48,517
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	3,507	85,816
Hanmi Financial Corp.* (Banks)	15,698	16,797
Harmonic, Inc.* (Telecommunications)	5,678	41,052
Harte-Hanks, Inc. (Advertising)	4,008	32,545
Haverty Furniture Cos., Inc. (Retail)	2,004	23,066
Haynes International, Inc. (Metal Fabricate/Hardware)	835	51,712
Headwaters, Inc.* (Energy-Alternate Sources)	6,346	19,863
Healthcare Realty Trust, Inc. (REIT)	4,843	99,911
Healthways, Inc.* (Healthcare-Services)	3,507	53,236
Heartland Express, Inc. (Transportation)	3,006	49,779
Heartland Payment Systems, Inc. (Commercial Services)	4,008	82,565
Heidrick & Struggles International, Inc. (Commercial Services)	1,837	41,590
Helen of Troy, Ltd.* (Household Products/Wares)	3,173	109,564
Hillenbrand, Inc. (Commercial Services)	3,507	82,941
Home Bancshares, Inc. (Banks)	2,338	55,270
Home Properties, Inc. (REIT)	1,670	101,670
Horace Mann Educators Corp. (Insurance)	4,175	65,172
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	2,338	64,295
Hot Topic, Inc. (Retail)	4,676	34,789
Hub Group, Inc.—Class A* (Transportation)	2,338	88,049
ICU Medical, Inc.* (Healthcare-Products)	668	29,192

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 37

Common Stocks, continued

	Shares	Value
Independent Bank Corp./MA (Banks)	2,171	$56,989
Infinity Property & Casualty Corp. (Insurance)	1,336	73,026
InfoSpace, Inc.* (Internet)	3,841	35,030
Inland Real Estate Corp. (REIT)	5,344	47,188
Insight Enterprises, Inc.* (Retail)	4,843	85,770
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	4,008	84,048
Insperity, Inc. (Commercial Services)	1,169	34,614
Integral Systems, Inc.* (Computers)	1,002	12,194
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	4,342	67,952
Interface, Inc.—Class A (Office Furnishings)	3,006	58,226
Intermec, Inc.* (Machinery-Diversified)	4,843	53,467
Intevac, Inc.* (Machinery-Diversified)	1,336	13,641
Invacare Corp. (Healthcare-Products)	3,340	110,855
Investment Technology Group, Inc.* (Diversified Financial Services)	4,342	60,875
ION Geophysical Corp.* (Oil & Gas Services)	8,183	77,411
J & J Snack Foods Corp. (Food)	668	33,300
Jack in the Box, Inc.* (Retail)	5,177	117,932
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,670	30,745
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,336	25,812
K-Swiss, Inc.—Class A* (Apparel)	2,839	30,179
Kaiser Aluminum Corp. (Mining)	1,503	82,094
Kaman Corp. (Aerospace/Defense)	2,672	94,776
Kaydon Corp. (Metal Fabricate/Hardware)	2,171	81,022
Kelly Services, Inc.—Class A* (Commercial Services)	2,839	46,843
Kendle International, Inc.* (Commercial Services)	1,503	22,665
Kilroy Realty Corp. (REIT)	3,507	138,491
Kite Realty Group Trust (REIT)	6,513	32,435
Knight Transportation, Inc. (Transportation)	3,173	53,909
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,336	50,674
Kraton Performance Polymers, Inc.* (Chemicals)	2,004	78,497
La-Z-Boy, Inc.* (Home Furnishings)	5,344	52,745
Laclede Group, Inc. (Gas)	2,338	88,447
LaSalle Hotel Properties (REIT)	5,511	145,160
Lawson Products, Inc. (Metal Fabricate/Hardware)	334	6,570
LCA-Vision, Inc.* (Healthcare-Products)	1,169	5,588
Lexington Realty Trust (REIT)	8,517	77,760
LHC Group, Inc.* (Healthcare-Services)	501	11,553
Lincoln Educational Services Corp. (Commercial Services)	835	14,320
Lithia Motors, Inc.—Class A (Retail)	2,338	45,895
Live Nation, Inc.* (Commercial Services)	16,199	185,803
Liz Claiborne, Inc.* (Apparel)	6,513	34,845
LogMeIn, Inc.* (Telecommunications)	835	32,206
LoJack Corp.* (Electronics)	1,169	5,097
LSB Industries, Inc.* (Miscellaneous Manufacturing)	835	35,838
LTC Properties, Inc. (REIT)	1,503	41,813
Lufkin Industries, Inc. (Oil & Gas Services)	1,336	114,963
Lydall, Inc.* (Miscellaneous Manufacturing)	1,837	21,971
M/I Schottenstein Homes, Inc.* (Home Builders)	2,004	24,569
Magellan Health Services, Inc.* (Healthcare-Services)	1,169	63,991
Marcus Corp. (Lodging)	2,171	21,449
MarineMax, Inc.* (Retail)	2,338	20,481
Materion Corp.* (Mining)	668	24,696
Matrix Service Co.* (Oil & Gas Services)	2,672	35,751
Meadowbrook Insurance Group, Inc. (Insurance)	3,841	38,064
MedCath Corp.* (Healthcare-Services)	2,171	29,504

Common Stocks, continued

	Shares	Value
Medical Properties Trust, Inc. (REIT)	4,342	$49,933
Meridian Bioscience, Inc. (Healthcare-Products)	1,837	44,290
Merit Medical Systems, Inc.* (Healthcare-Products)	1,503	27,009
Meritage Homes Corp.* (Home Builders)	3,340	75,350
Methode Electronics, Inc. (Electronics)	3,841	44,594
Microsemi Corp.* (Semiconductors)	4,509	92,434
Mid-America Apartment Communities, Inc. (REIT)	1,503	101,407
Midas, Inc.* (Commercial Services)	1,503	9,499
MKS Instruments, Inc. (Semiconductors)	3,340	88,243
Mobile Mini, Inc.* (Storage/Warehousing)	2,171	46,003
Molina Healthcare, Inc.* (Healthcare-Services)	2,672	72,465
Monarch Casino & Resort, Inc.* (Lodging)	668	6,974
Monotype Imaging Holdings, Inc.* (Software)	835	11,799
Moog, Inc.—Class A* (Aerospace/Defense)	4,676	203,500
Movado Group, Inc. (Retail)	1,837	31,431
MTS Systems Corp. (Computers)	835	34,928
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,841	145,612
Multimedia Games, Inc.* (Leisure Time)	2,839	12,917
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,674	37,769
Nara Bancorp, Inc.* (Banks)	4,008	32,585
Nash Finch Co. (Food)	1,169	41,862
National Financial Partners* (Diversified Financial Services)	2,505	28,908
National Penn Bancshares, Inc. (Banks)	8,684	68,864
National Retail Properties, Inc. (REIT)	3,507	85,957
Natus Medical, Inc.* (Healthcare-Products)	1,336	20,240
Navigant Consulting Co.* (Commercial Services)	5,344	56,059
NBT Bancorp, Inc. (Banks)	3,507	77,610
NCI Building Systems, Inc.* (Building Materials)	1,336	15,217
NCI, Inc.—Class A* (Computers)	334	7,588
Neenah Paper, Inc. (Forest Products & Paper)	1,503	31,984
Network Equipment Technologies, Inc.* (Telecommunications)	1,670	3,674
New Jersey Resources Corp. (Gas)	4,342	193,697
Newport Corp.* (Electronics)	1,837	33,378
Northwest Natural Gas Co. (Gas)	1,837	82,904
NorthWestern Corp. (Electric)	3,674	121,646
NTELOS Holdings Corp. (Telecommunications)	1,336	27,281
Nutrisystem, Inc. (Commercial Services)	1,503	21,132
O'Charley's, Inc.* (Retail)	2,004	14,649
OfficeMax, Inc.* (Retail)	8,851	69,480
Old Dominion Freight Line, Inc.* (Transportation)	2,171	80,978
Old National Bancorp (Banks)	9,853	106,412
Olympic Steel, Inc. (Iron/Steel)	1,002	27,585
OM Group, Inc.* (Chemicals)	1,336	54,295
Omnicell, Inc.* (Software)	1,670	26,035
On Assignment, Inc.* (Commercial Services)	3,841	37,757
Orbital Sciences Corp.* (Aerospace/Defense)	2,839	47,837
Oxford Industries, Inc. (Apparel)	668	22,552
OYO Geospace Corp.* (Oil & Gas Services)	167	16,700
PacWest Bancorp (Banks)	3,507	72,139
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,336	15,070
Papa John's International, Inc.* (Retail)	1,002	33,327
Park Electrochemical Corp. (Electronics)	1,336	37,341
Parkway Properties, Inc. (REIT)	2,338	39,886
PC-Tel, Inc.* (Internet)	1,837	11,904
Penn Virginia Corp. (Oil & Gas)	4,676	61,770
Pennsylvania REIT (REIT)	3,006	47,194
Pericom Semiconductor Corp.* (Semiconductors)	1,169	10,451

See accompanying notes to the financial statements.

38 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Perry Ellis International, Inc.* (Apparel)	501	$12,650
Petroleum Development* (Oil & Gas)	1,670	49,950
PetroQuest Energy, Inc.* (Oil & Gas)	3,340	23,447
PharMerica Corp.* (Pharmaceuticals)	3,006	38,357
Piedmont Natural Gas Co., Inc. (Gas)	4,843	146,549
Pinnacle Entertainment, Inc.* (Entertainment)	3,507	52,254
Pinnacle Financial Partners, Inc.* (Banks)	3,507	54,569
Pioneer Drilling Co.* (Oil & Gas)	5,678	86,533
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,670	48,113
Plexus Corp.* (Electronics)	1,670	58,133
PolyOne Corp. (Chemicals)	4,008	62,004
Pool Corp. (Distribution/Wholesale)	5,010	149,348
Post Properties, Inc. (REIT)	2,839	115,718
Powell Industries, Inc.* (Electrical Components & Equipment)	1,002	36,573
Presidential Life Corp. (Insurance)	2,171	22,665
Prestige Brands Holdings, Inc.* (Healthcare-Products)	3,006	38,597
PrivateBancorp, Inc. (Banks)	6,012	82,966
ProAssurance Corp.* (Insurance)	3,173	222,110
Prospect Capital Corp. (Investment Companies)	11,022	111,432
Provident Financial Services, Inc. (Savings & Loans)	3,674	52,612
PS Business Parks, Inc. (REIT)	1,002	55,210
PSS World Medical, Inc.* (Healthcare-Products)	2,672	74,843
Pulse Electronics Corp. (Electronics)	2,839	12,548
Quanex Building Products Corp. (Building Materials)	3,841	62,954
Quiksilver, Inc.* (Apparel)	13,527	63,577
RadiSys Corp.* (Computers)	1,503	10,957
Red Robin Gourmet Burgers, Inc.* (Retail)	1,503	54,679
RLI Corp. (Insurance)	1,670	103,406
Robbins & Myers, Inc. (Machinery-Diversified)	2,839	150,041
Rofin-Sinar Technologies, Inc.* (Electronics)	1,837	62,734
Rogers Corp.* (Electronics)	1,002	46,292
RTI International Metals, Inc.* (Mining)	2,004	76,893
Ruby Tuesday, Inc.* (Retail)	6,680	72,010
Rudolph Technologies, Inc.* (Semiconductors)	2,004	21,463
Rue21, Inc.* (Retail)	835	27,138
Ruth's Hospitality Group, Inc.* (Retail)	3,173	17,801
S&T Bancorp, Inc. (Banks)	2,505	46,568
Safety Insurance Group, Inc. (Insurance)	1,503	63,186
Sanderson Farms, Inc. (Food)	2,004	95,751
Saul Centers, Inc. (REIT)	501	19,724
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,672	20,013
ScanSource, Inc.* (Distribution/Wholesale)	2,839	106,406
School Specialty, Inc.* (Retail)	1,670	24,031
Schulman (A.), Inc. (Chemicals)	3,173	79,928
SEACOR SMIT, Inc. (Oil & Gas Services)	668	66,773
Select Comfort Corp.* (Retail)	1,503	27,024
Selective Insurance Group, Inc. (Insurance)	5,511	89,664
Seneca Foods Corp.—Class A* (Food)	1,002	25,631
SFN Group, Inc.* (Commercial Services)	5,177	47,059
Shuffle Master, Inc.* (Entertainment)	2,505	23,434
Sigma Designs, Inc.* (Semiconductors)	1,002	7,655
Simmons First National Corp.—Class A (Banks)	1,837	47,137
Simpson Manufacturing Co., Inc. (Building Materials)	4,175	124,707
Skechers U.S.A., Inc.—Class A* (Apparel)	3,674	53,200
Skyline Corp. (Home Builders)	501	8,768
SkyWest, Inc. (Airlines)	5,511	82,996
Smith Corp. (Miscellaneous Manufacturing)	1,503	63,577
Snyders-Lance, Inc. (Food)	2,338	50,571
Sonic Automotive, Inc. (Retail)	3,674	53,824

Common Stocks, continued

	Shares	Value
Sonic Corp.* (Retail)	4,008	$42,605
South Jersey Industries, Inc. (Gas)	1,837	99,767
Southwest Gas Corp. (Gas)	4,676	180,540
Sovran Self Storage, Inc. (REIT)	1,670	68,470
Spartan Motors, Inc. (Auto Parts & Equipment)	3,507	18,938
Spartan Stores, Inc. (Food)	2,338	45,661
Stage Stores, Inc. (Retail)	3,674	61,723
Standard Microsystems Corp.* (Semiconductors)	1,336	36,059
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,004	30,521
Standard Pacific Corp.* (Home Builders)	10,187	34,126
Standex International Corp. (Miscellaneous Manufacturing)	1,336	40,975
Stein Mart, Inc. (Retail)	2,839	27,368
Stepan Co. (Chemicals)	835	59,201
Sterling Bancorp (Banks)	3,173	30,112
Sterling Bancshares, Inc. (Banks)	10,521	85,851
Stewart Information Services Corp. (Insurance)	2,004	20,100
Stone Energy Corp.* (Oil & Gas)	2,171	65,977
STR Holdings, Inc.* (Miscellaneous Manufacturing)	2,338	34,883
Super Micro Computer, Inc.* (Computers)	1,169	18,809
Superior Industries International, Inc. (Auto Parts & Equipment)	1,503	33,231
Supertex, Inc.* (Semiconductors)	835	18,704
SurModics, Inc.* (Healthcare-Products)	835	9,269
Susquehanna Bancshares, Inc. (Banks)	13,360	106,880
Swift Energy Co.* (Oil & Gas)	2,839	105,810
SWS Group, Inc. (Diversified Financial Services)	3,006	18,006
Sykes Enterprises, Inc.* (Computers)	2,004	43,146
Symmetricom, Inc.* (Telecommunications)	2,171	12,657
Symmetry Medical, Inc.* (Healthcare-Products)	3,841	34,454
SYNNEX Corp.* (Software)	2,505	79,408
Take-Two Interactive Software, Inc.* (Software)	5,010	76,553
Tekelec* (Telecommunications)	7,181	65,563
Teledyne Technologies, Inc.* (Aerospace/Defense)	3,841	193,433
TeleTech Holdings, Inc.* (Commercial Services)	1,002	21,122
Tessera Technologies, Inc.* (Semiconductors)	2,171	37,211
Tetra Tech, Inc.* (Environmental Control)	2,839	63,877
TETRA Technologies, Inc.* (Oil & Gas Services)	8,016	102,044
Texas Capital Bancshares, Inc.* (Banks)	3,841	99,213
Texas Industries, Inc. (Building Materials)	2,839	118,188
The Andersons, Inc. (Agriculture)	1,002	42,334
The Cato Corp.—Class A (Retail)	1,169	33,667
The Children's Place Retail Stores, Inc.* (Retail)	1,503	66,868
The Finish Line, Inc.—Class A (Retail)	1,837	39,312
The Geo Group, Inc.* (Commercial Services)	6,680	153,840
The Hain Celestial Group, Inc.* (Food)	2,672	89,138
The Medicines Co.* (Pharmaceuticals)	2,171	35,843
The Men's Wearhouse, Inc. (Retail)	2,338	78,791
The Navigators Group, Inc.* (Insurance)	1,336	62,792
The Pep Boys-Manny, Moe & Jack (Retail)	5,511	60,235
The Standard Register Co. (Household Products/Wares)	1,336	4,208
THQ, Inc.* (Software)	7,014	25,391
Tompkins Financial Corp. (Banks)	501	19,659
Toro Co. (Housewares)	1,336	80,828
Tower Group, Inc. (Insurance)	1,837	43,757
Tredegar Corp. (Miscellaneous Manufacturing)	2,338	42,902
TrueBlue, Inc.* (Commercial Services)	2,672	38,691
TrustCo Bank Corp. NY (Banks)	9,686	47,461
Tuesday Morning Corp.* (Retail)	3,674	17,084
UIL Holdings Corp. (Electric)	5,177	167,476
Ultratech Stepper, Inc.* (Semiconductors)	1,336	40,588

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 39

Common Stocks, continued

	Shares	Value
UMB Financial Corp. (Banks)	2,004	$83,928
Umpqua Holdings Corp. (Banks)	11,857	137,185
UniFirst Corp. (Textiles)	668	37,535
Unisource Energy Corp. (Electric)	3,841	143,385
United Bankshares, Inc. (Banks)	4,008	98,116
United Community Banks, Inc.* (Banks)	1,838	19,405
United Fire & Casualty Co. (Insurance)	2,171	37,710
United Natural Foods, Inc.* (Food)	2,004	85,511
United Online, Inc. (Internet)	9,185	55,386
United Stationers, Inc. (Distribution/Wholesale)	4,676	165,671
Universal Forest Products, Inc. (Building Materials)	2,004	48,016
Universal Health Realty Income Trust (REIT)	668	26,707
Urstadt Biddle Properties—Class A (REIT)	1,169	21,171
USA Mobility, Inc. (Telecommunications)	1,336	20,387
Viad Corp. (Commercial Services)	2,171	48,392
Vitamin Shoppe, Inc.* (Retail)	1,670	76,419
Watts Water Technologies, Inc.—Class A (Electronics)	3,006	106,442
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,010	33,767
WD-40 Co. (Household Products/Wares)	835	32,598
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,004	87,695
Wilshire Bancorp, Inc.* (Banks)	5,845	17,184
Winnebago Industries, Inc.* (Home Builders)	3,006	29,038
Wintrust Financial Corp. (Banks)	3,674	118,229
Wolverine World Wide, Inc. (Apparel)	2,171	90,639
World Fuel Services Corp. (Retail)	7,348	264,014
XO Group, Inc.* (Internet)	1,837	18,278
Zale Corp.* (Retail)	2,338	13,093
Zep, Inc. (Chemicals)	2,338	44,188
TOTAL COMMON STOCKS (Cost $18,675,413)		26,291,455
TOTAL INVESTMENT SECURITIES (Cost $18,675,413)—100.3%		26,291,455
Net other assets (liabilities)—(0.3)%		(67,275)
NET ASSETS—100.0%		$26,224,180

*  Non-income producing security

ProFund VP Small-Cap Value invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Advertising	$32,545	0.1%
Aerospace/Defense	1,119,946	4.3%
Agriculture	71,462	0.3%
Airlines	82,996	0.3%
Apparel	307,642	1.2%
Auto Parts & Equipment	82,690	0.3%
Banks	2,371,337	9.0%
Biotechnology	124,118	0.5%
Building Materials	598,763	2.3%
Chemicals	663,519	2.5%
Commercial Services	1,175,425	4.5%
	Value	% of Net Assets
Computers	$385,269	1.5%
Distribution/Wholesale	478,309	1.8%
Diversified Financial Services	243,253	0.9%
Electric	929,932	3.6%
Electrical Components & Equipment	242,179	0.9%
Electronics	1,177,652	4.5%
Energy-Alternate Sources	19,863	0.1%
Engineering & Construction	342,038	1.3%
Entertainment	75,688	0.3%
Environmental Control	114,979	0.4%
Food	588,503	2.2%
Forest Products & Paper	181,435	0.7%
Gas	791,904	3.0%
Healthcare-Products	677,517	2.6%
Healthcare-Services	784,964	3.0%
Home Builders	171,851	0.7%
Home Furnishings	116,743	0.4%
Household Products/Wares	222,446	0.9%
Housewares	80,828	0.3%
Insurance	1,116,273	4.3%
Internet	173,817	0.7%
Investment Companies	111,432	0.4%
Iron/Steel	63,503	0.2%
Leisure Time	167,799	0.6%
Lodging	77,822	0.3%
Machinery-Construction & Mining	74,108	0.3%
Machinery-Diversified	658,264	2.5%
Media	19,379	0.1%
Metal Fabricate/Hardware	355,571	1.4%
Mining	292,163	1.1%
Miscellaneous Manufacturing	1,051,304	4.0%
Office Furnishings	58,226	0.2%
Oil & Gas	404,754	1.5%
Oil & Gas Services	573,753	2.2%
Pharmaceuticals	74,200	0.3%
REIT	2,103,816	8.0%
Real Estate	24,694	0.1%
Retail	2,002,379	7.6%
Savings & Loans	134,173	0.5%
Semiconductors	526,440	2.0%
Software	358,050	1.4%
Storage/Warehousing	46,003	0.2%
Telecommunications	833,948	3.2%
Textiles	105,390	0.4%
Toys/Games/Hobbies	30,745	0.1%
Transportation	568,712	2.2%
Water	28,941	0.1%
Other**	(67,275)	(0.3)%
Total	$26,224,180	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

40 :: ProFund VP Small-Cap Value :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$18,675,413
Securities, at value	26,291,455
Total Investment Securities, at value	26,291,455
Dividends receivable	25,219
Receivable for capital shares issued	4,300,737
Receivable for investments sold	301,330
Prepaid expenses	374
TOTAL ASSETS	30,919,115
LIABILITIES:
Cash overdraft	139,483
Payable for investments purchased	4,495,692
Payable for capital shares redeemed	2,356
Advisory fees payable	10,256
Management services fees payable	1,368
Administration fees payable	718
Administrative services fees payable	9,013
Distribution fees payable	7,807
Trustee fees payable	2
Transfer agency fees payable	2,372
Fund accounting fees payable	1,531
Compliance services fees payable	243
Other accrued expenses	24,094
TOTAL LIABILITIES	4,694,935
NET ASSETS	$26,224,180
NET ASSETS CONSIST OF:
Capital	$36,928,759
Accumulated net investment income (loss)	(51,686)
Accumulated net realized gains (losses) on investments	(18,268,935)
Net unrealized appreciation (depreciation) on investments	7,616,042
NET ASSETS	$26,224,180
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	932,551
Net Asset Value (offering and redemption price per share)	$28.12

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$188,959
Interest	43
TOTAL INVESTMENT INCOME	189,002
EXPENSES:
Advisory fees	107,450
Management services fees	14,327
Administration fees	5,561
Transfer agency fees	7,916
Administrative services fees	44,683
Distribution fees	35,817
Custody fees	17,474
Fund accounting fees	12,073
Trustee fees	197
Compliance services fees	148
Other fees	19,207
Total Gross Expenses before reductions	264,853
Less Expenses reduced by the Advisor	(24,165)
TOTAL NET EXPENSES	240,688
NET INVESTMENT INCOME (LOSS)	(51,686)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	497,229
Change in net unrealized appreciation/depreciation on investments	418,307
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	915,536
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$863,850

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 41

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(51,686)	$(100,754)
Net realized gains (losses) on investments	497,229	1,385,325
Change in net unrealized appreciation/depreciation on investments	418,307	1,643,364
Change in net assets resulting from operations	863,850	2,927,935
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(52,497)
Change in net assets resulting from distributions	—	(52,497)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	34,442,713	123,234,821 (a)
Dividends reinvested	—	52,497
Value of shares redeemed	(36,333,101)	(120,213,111)
Change in net assets resulting from capital transactions	(1,890,388)	3,074,207
Change in net assets	(1,026,538)	5,949,645
NET ASSETS:
Beginning of period	27,250,718	21,301,073
End of period	$26,224,180	$27,250,718
Accumulated net investment income (loss)	$(51,686)	$—
SHARE TRANSACTIONS:
Issued	1,230,424	5,099,062
Reinvested	—	2,155
Redeemed	(1,296,103)	(5,054,603)
Change in shares	(65,679)	46,614

(a)  Amount includes $39,274 related to a voluntary capital contribution from the Advisor due to corrections of investment transactions.

See accompanying notes to the financial statements.

42 :: ProFund VP Small-Cap Value :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$27.30		$22.38		$18.63	$28.81	$36.64	$32.88
Investment Activities:
Net investment income (loss)(a)	(0.05)		(0.08)		0.05	0.07	(0.08)	(0.12)
Net realized and unrealized gains (losses) on investments	0.87		4.99		3.75	(8.41)	(2.27)	5.71
Total income (loss) from investment activities	0.82		4.91		3.80	(8.34)	(2.35)	5.59
Capital Transactions:	—		0.03	(b)	—	—	—	—
Distributions to Shareholders From:
Net investment income	—		(0.02)		(0.05)	—	—	—
Net realized gains on investments	—		—		—	(1.84)	(5.48)	(1.83)
Total distributions	—		(0.02)		(0.05)	(1.84)	(5.48)	(1.83)
Net Asset Value, End of Period	$28.12		$27.30		$22.38	$18.63	$28.81	$36.64
Total Return	3.00	%(c)	22.10	%(b)	20.40%	(30.68)%	(7.22)%	17.43%
Ratios to Average Net Assets:
Gross expenses(d)	1.85%		1.96%		2.03%	1.93%	1.76%	1.79%
Net expenses(d)	1.68%		1.68%		1.67%	1.63%	1.63%	1.75%
Net investment income (loss)(d)	(0.36)%		(0.34)%		0.25%	0.28%	(0.21)%	(0.34)%
Supplemental Data:
Net assets, end of period (000's)	$26,224		$27,251		$21,301	$18,853	$31,970	$102,760
Portfolio turnover rate(e)	102	%(c)	412%		385%	459%	291%	436%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.15% to the total return. Without this contribution, the net asset value and the total return would be lower.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Small-Cap Value :: 43

Investment Objective: The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
BHP Billiton, Ltd.	7.4%
Melco Crown Entertainment, Ltd.	5.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.3%
China Unicom, Ltd.	5.2%
POSCO	5.1%

ProFunds Asia 30 Index – Composition

Industry Breakdown	% of Index
Communications	24%
Basic Materials	15%
Energy	15%
Technology	12%
Financial	12%
Industrial	9%
Consumer Cyclical	8%
Consumer Non-Cyclical	5%
Country Breakdown
China	45%
India	17%
Hong Kong	14%
South Korea	10%
Australia	7%
Taiwan	7%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.7%)

	Shares	Value
AU Optronics Corp.ADR* (Electronics)	223,440	$1,537,267
Baidu, Inc.ADR* (Internet)	19,095	2,675,782
BHP Billiton, Ltd.ADR (Mining)	60,420	5,717,545
China Life Insurance Co., Ltd.ADR (Insurance)	67,830	3,516,307
China Mobile, Ltd.ADR (Telecommunications)	57,000	2,666,460
China Unicom, Ltd.ADR (Telecommunications)	199,785	4,049,642
CNOOC, Ltd.ADR (Oil & Gas)	15,105	3,563,723
Ctrip.com International, Ltd.ADR* (Internet)	45,600	1,964,448
Focus Media Holding, Ltd.ADR* (Advertising)	83,220	2,588,142
Hanwha SolarOne Co., Ltd.ADR* (Semiconductors)	217,455	1,387,363
HDFC Bank, Ltd.ADR (Banks)	15,105	2,664,371
ICICI Bank, Ltd.ADR (Banks)	55,860	2,753,898
Infosys Technologies, Ltd. (Software)	45,885	2,993,078
JA Solar Holdings Co., Ltd.ADR* (Energy- Alternate Sources)	243,105	1,349,233
LDK Solar Co., Ltd.ADR* (Energy-Alternate Sources)	165,585	1,215,394
LG. Philips LCD Co., Ltd.ADR (Electronics)	135,375	1,902,019
Melco Crown Entertainment, Ltd.ADR* (Lodging)	322,620	4,119,857
Mindray Medical International, Ltd.ADR (Healthcare-Products)	74,100	2,078,505
Netease.com, Inc.ADR* (Internet)	51,015	2,300,266
New Oriental Education & Technology Group, Inc.ADR* (Commercial Services)	18,810	2,101,453
PetroChina Co., Ltd.ADR (Oil & Gas)	26,220	3,828,907
POSCOADR (Iron/Steel)	36,195	3,931,501
Renesola, Ltd.ADR* (Semiconductors)	192,945	1,007,173
SK Telecom Co., Ltd.ADR (Telecommunications)	107,730	2,014,551
Sterlite Industries (India), Ltd.ADR* (Mining)	147,345	2,217,542
Suntech Power Holdings Co., Ltd.ADR* (Energy-Alternate Sources)	229,425	1,805,575

Common Stocks, continued

	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	324,330	$4,089,801
Tata Motors, Ltd.ADR (Auto Manufacturers)	77,235	1,738,560
Trina Solar, Ltd.ADR* (Energy-Alternate Sources)	81,225	1,821,064
Yingli Green Energy Holding Co., Ltd.ADR* (Energy-Alternate Sources)	180,975	1,666,781
TOTAL COMMON STOCKS (Cost $45,084,219)		77,266,208

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $144,000	$144,000	$144,000
TOTAL REPURCHASE AGREEMENTS (Cost $144,000)		144,000
TOTAL INVESTMENT SECURITIES (Cost $45,228,219)—99.9%		77,410,208
Net other assets (liabilities)—0.1%		61,236
NET ASSETS—100.0%		$77,471,444

*  Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR  American Depositary Receipt

See accompanying notes to the financial statements.

44 :: ProFund VP Asia 30 :: Financial Statements

ProFund VP Asia 30 invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Advertising	$2,588,142	3.3%
Auto Manufacturers	1,738,560	2.3%
Banks	5,418,269	7.0%
Commercial Services	2,101,453	2.7%
Electronics	3,439,286	4.4%
Energy-Alternate Sources	7,858,046	10.1%
Healthcare-Products	2,078,505	2.7%
Insurance	3,516,307	4.5%
Internet	6,940,496	9.0%
Iron/Steel	3,931,501	5.1%
Lodging	4,119,857	5.3%
Mining	7,935,087	10.2%
Oil & Gas	7,392,630	9.5%
Semiconductors	6,484,337	8.4%
Software	2,993,078	3.9%
Telecommunications	8,730,654	11.3%
Other**	205,236	0.3%
Total	$77,471,444	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of June 30, 2011:

	Value	% of Net Assets
Australia	$5,717,545	7.4%
China	35,426,250	45.6%
Hong Kong	10,279,825	13.2%
India	12,367,449	16.0%
South Korea	7,848,071	10.2%
Taiwan	5,627,068	7.3%
Other**	205,236	0.3%
Total	$77,471,444	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Asia 30 :: 45

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$45,228,219
Securities, at value	77,266,208
Repurchase agreements, at value	144,000
Total Investment Securities, at value	77,410,208
Cash	566
Dividends receivable	358,455
Receivable for capital shares issued	168,088
Prepaid expenses	927
TOTAL ASSETS	77,938,244
LIABILITIES:
Payable for investments purchased	271,142
Payable for capital shares redeemed	57,036
Advisory fees payable	42,520
Management services fees payable	5,669
Administration fees payable	2,490
Administrative services fees payable	26,390
Distribution fees payable	29,476
Trustee fees payable	7
Transfer agency fees payable	7,906
Fund accounting fees payable	5,310
Compliance services fees payable	778
Other accrued expenses	18,076
TOTAL LIABILITIES	466,800
NET ASSETS	$77,471,444
NET ASSETS CONSIST OF:
Capital	$53,518,428
Accumulated net investment income (loss)	(129,166)
Accumulated net realized gains (losses) on investments	(8,099,807)
Net unrealized appreciation (depreciation) on investments	32,181,989
NET ASSETS	$77,471,444
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,328,358
Net Asset Value (offering and redemption price per share)	$58.32
Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$665,575
Interest	37
Foreign tax withholding	(93,476)
TOTAL INVESTMENT INCOME	572,136
EXPENSES:
Advisory fees	313,081
Management services fees	41,744
Administration fees	15,747
Transfer agency fees	22,497
Administrative services fees	115,206
Distribution fees	104,360
Custody fees	1,944
Fund accounting fees	30,299
Trustee fees	586
Compliance services fees	414
Other fees	48,675
Recoupment of prior expenses reduced by the Advisor	6,699
TOTAL NET EXPENSES	701,302
NET INVESTMENT INCOME (LOSS)	(129,166)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,904,968
Change in net unrealized appreciation/depreciation on investments	(2,217,292)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	687,676
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$558,510

See accompanying notes to the financial statements.

46 :: ProFund VP Asia 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(129,166)	$26,280
Net realized gains (losses) on investments	2,904,968	17,742,326
Change in net unrealized appreciation/depreciation on investments	(2,217,292)	(12,227,584)
Change in net assets resulting from operations	558,510	5,541,022
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(26,280)	(72,405)
Net realized gains on investments	(4,423,387)	—
Change in net assets resulting from distributions	(4,449,667)	(72,405)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	29,336,376	151,009,723
Dividends reinvested	4,449,667	72,405
Value of shares redeemed	(51,747,166)	(174,074,537)
Change in net assets resulting from capital transactions	(17,961,123)	(22,992,409)
Change in net assets	(21,852,280)	(17,523,792)
NET ASSETS:
Beginning of period	99,323,724	116,847,516
End of period	$77,471,444	$99,323,724
Accumulated net investment income (loss)	$(129,166)	$26,280
SHARE TRANSACTIONS:
Issued	481,131	2,648,281
Reinvested	74,397	1,351
Redeemed	(852,124)	(3,200,589)
Change in shares	(296,596)	(550,957)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Asia 30 :: 47

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$61.12		$53.70	$39.35	$90.97	$61.61	$44.47
Investment Activities:
Net investment income (loss)(a)	(0.09)		0.02	0.04	0.52	0.32	0.07
Net realized and unrealized gains (losses) on investments	0.73		7.44	21.02	(44.39)	29.10	17.34
Total income (loss) from investment activities	0.64		7.46	21.06	(43.87)	29.42	17.41
Distributions to Shareholders From:
Net investment income	(0.02)		(0.04)	(0.47)	(0.58)	(0.06)	(0.27)
Net realized gains on investments	(3.42)		—	(6.24)	(7.17)	—	—
Total distributions	(3.44)		(0.04)	(6.71)	(7.75)	(0.06)	(0.27)
Net Asset Value, End of Period	$58.32		$61.12	$53.70	$39.35	$90.97	$61.61
Total Return	0.92	%(b)	13.91%	54.20%	(50.82)%	47.74%	39.29%
Ratios to Average Net Assets:
Gross expenses(c)	1.77%		1.74%	1.78%	1.69%	1.65%	1.71%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.60%	1.68	%(d)
Net investment income (loss)(c)	(0.31)%		0.03%	0.08%	0.76%	0.42%	0.13%
Supplemental Data:
Net assets, end of period (000's)	$77,471		$99,324	$116,848	$57,071	$257,274	$182,177
Portfolio turnover rate(e)	17	%(b)	158%	191%	177%	214%	161%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.66% for the year ended December 31, 2006.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

48 :: ProFund VP Asia 30 :: Financial Highlights

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Futures Contracts	1%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
BHP Billiton PLC	5.6%
HSBC Holdings PLC	5.1%
Rio Tinto PLC	4.9%
Siemens AG	4.7%
Royal Dutch Shell PLC—Class A	4.3%

ProFunds Europe 30 Index – Composition

Industry Breakdown	% of Index
Energy	19%
Consumer Non-Cyclical	19%
Communications	17%
Basic Materials	14%
Financial	12%
Technology	10%
Industrial	9%
Country Breakdown
United Kingdom	40%
Netherlands	12%
France	11%
Germany	9%
Spain	8%
Luxembourg	6%
Sweden	4%
Belgium	3%
Norway	3%
Other	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.4%)

	Shares	Value
Alcatel-LucentADR* (Telecommunications)	322,587	$1,861,327
Anheuser-Busch InBev N.V.ADR (Beverages)	21,604	1,253,248
ArcelorMittalNYS (Iron/Steel)	39,771	1,382,440
ARM Holdings PLCADR (Semiconductors)	55,974	1,591,341
ASML Holding N.V.NYS (Semiconductors)	31,424	1,161,431
AstraZeneca PLCADR (Pharmaceuticals)	23,077	1,155,465
Banco Santander S.A.ADR (Banks)	148,282	1,706,726
Barclays PLCADR (Banks)	76,105	1,250,405
BHP Billiton PLCADR (Mining)	32,897	2,580,112
BP PLCADR (Oil & Gas)	36,825	1,630,979
Diageo PLCADR (Beverages)	13,748	1,125,549
Eni SpAADR (Oil & Gas)	18,658	887,188
Ensco PLCADR (Oil & Gas)	19,640	1,046,812
GlaxoSmithKline PLCADR (Pharmaceuticals)	28,478	1,221,706
HSBC Holdings PLCADR (Banks)	46,645	2,314,525
Koninklijke Phillips Electronics N.V.NYS (Electronics)	37,807	970,884
Nokia, Corp.ADR (Telecommunications)	119,313	765,989
Rio Tinto PLCADR (Mining)	30,933	2,237,075
Royal Dutch Shell PLC—Class AADR (Oil & Gas)	27,496	1,955,790
Sanofi-AventisADR (Pharmaceuticals)	33,388	1,341,196
SAP AGADR (Software)	28,478	1,727,191
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	11,293	1,063,914
Siemens AGADR (Miscellaneous Manufacturing)	15,712	2,160,871
Statoil ASAADR (Oil & Gas)	49,591	1,262,091
Telefonaktiebolaget LM EricssonADR (Telecommunications)	114,894	1,652,176
Telefonica S.A.ADR (Telecommunications)	75,123	1,839,762
Tenaris S.A.ADR (Iron/Steel)	26,023	1,190,032
Total S.A.ADR (Oil & Gas)	29,460	1,703,966
Unilever N.V.NYS (Food)	36,825	1,209,701
Vodafone Group PLCADR (Telecommunications)	67,758	1,810,494
TOTAL COMMON STOCKS (Cost $32,389,970)		45,060,386

Repurchase Agreements(a) (1.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $579,000	$579,000	$579,000
TOTAL INVESTMENT SECURITIES (Cost $32,968,970)—99.7%		45,639,386
Net other assets (liabilities)—0.3%		121,110
NET ASSETS—100.0%		$45,760,496

*  Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR  American Depositary Receipt

NYS  New York Shares

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 9/19/11 (Underlying notional amount at value $657,625)	10	$16,600

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Europe 30 :: 49

ProFund VP Europe 30 invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Banks	$5,271,656	11.5%
Beverages	2,378,797	5.2%
Electronics	970,884	2.1%
Food	1,209,701	2.6%
Iron/Steel	2,572,472	5.6%
Mining	4,817,187	10.5%
Miscellaneous Manufacturing	2,160,871	4.7%
Oil & Gas	8,486,826	18.6%
Pharmaceuticals	4,782,281	10.5%
Semiconductors	2,752,772	6.0%
Software	1,727,191	3.8%
Telecommunications	7,929,748	17.3%
Other**	700,110	1.6%
Total	$45,760,496	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of June 30, 2011:

	Value	% of Net Assets
Belgium	$1,253,248	2.7%
Finland	765,989	1.7%
France	4,906,489	10.7%
Germany	3,888,062	8.5%
Ireland	1,063,914	2.3%
Italy	887,188	1.9%
Luxembourg	2,572,472	5.6%
Netherlands	5,297,806	11.5%
Norway	1,262,091	2.8%
Spain	3,546,488	7.7%
Sweden	1,652,176	3.6%
United Kingdom	17,964,463	39.4%
Other**	700,110	1.6%
Total	$45,760,496	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

50 :: ProFund VP Europe 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$32,968,970
Securities, at value	45,060,386
Repurchase agreements, at value	579,000
Total Investment Securities, at value	45,639,386
Cash	11,079
Segregated cash balances with brokers	49,475
Dividends receivable	117,017
Receivable for capital shares issued	972,186
Variation margin on futures contracts	6,000
Prepaid expenses	578
TOTAL ASSETS	46,795,721
LIABILITIES:
Payable for investments purchased	917,837
Payable for capital shares redeemed	9,378
Advisory fees payable	25,671
Management services fees payable	3,423
Administration fees payable	1,461
Administrative services fees payable	17,484
Distribution fees payable	17,119
Trustee fees payable	4
Transfer agency fees payable	5,108
Fund accounting fees payable	3,115
Compliance services fees payable	448
Other accrued expenses	34,177
TOTAL LIABILITIES	1,035,225
NET ASSETS	$45,760,496
NET ASSETS CONSIST OF:
Capital	$55,195,337
Accumulated net investment income (loss)	646,585
Accumulated net realized gains (losses) on investments	(22,768,442)
Net unrealized appreciation (depreciation) on investments	12,687,016
NET ASSETS	$45,760,496
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,012,153
Net Asset Value (offering and redemption price per share)	$22.74

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$1,268,049
Interest	152
Foreign tax withholding	(181,147)
TOTAL INVESTMENT INCOME	1,087,054
EXPENSES:
Advisory fees	196,637
Management services fees	26,218
Administration fees	9,852
Transfer agency fees	14,094
Administrative services fees	79,218
Distribution fees	65,546
Custody fees	2,593
Fund accounting fees	19,011
Trustee fees	384
Compliance services fees	262
Other fees	34,532
Total Gross Expenses before reductions	448,347
Less Expenses reduced by the Advisor	(7,878)
TOTAL NET EXPENSES	440,469
NET INVESTMENT INCOME (LOSS)	646,585
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(342,786)
Net realized gains (losses) on futures contracts	32,063
Change in net unrealized appreciation/depreciation on investments	2,668,521
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,357,798
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,004,383

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Europe 30 :: 51

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$646,585	$429,486
Net realized gains (losses) on investments	(310,723)	3,711,963
Change in net unrealized appreciation/depreciation on investments	2,668,521	(5,963,084)
Change in net assets resulting from operations	3,004,383	(1,821,635)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(429,485)	(807,118)
Change in net assets resulting from distributions	(429,485)	(807,118)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	37,927,499	75,031,502
Dividends reinvested	429,485	807,118
Value of shares redeemed	(43,441,637)	(87,555,070)
Change in net assets resulting from capital transactions	(5,084,653)	(11,716,450)
Change in net assets	(2,509,755)	(14,345,203)
NET ASSETS:
Beginning of period	48,270,251	62,615,454
End of period	$45,760,496	$48,270,251
Accumulated net investment income (loss)	$646,585	$429,485
SHARE TRANSACTIONS:
Issued	1,648,329	3,750,046
Reinvested	18,804	39,476
Redeemed	(1,923,924)	(4,494,054)
Change in shares	(256,791)	(704,532)

See accompanying notes to the financial statements.

52 :: ProFund VP Europe 30 :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$21.27		$21.06	$16.32	$35.53	$31.99	$27.96
Investment Activities:
Net investment income (loss)(a)	0.28		0.19	0.27	0.60	0.31	0.64
Net realized and unrealized gains (losses) on investments	1.39		0.35 (b)	4.99	(14.76)	4.33	4.18
Total income (loss) from investment activities	1.67		0.54	5.26	(14.16)	4.64	4.82
Distributions to Shareholders From:
Net investment income	(0.20)		(0.33)	(0.52)	(0.63)	(0.78)	(0.12)
Net realized gains on investments	—		—	—	(4.42)	(0.32)	(0.67)
Total distributions	(0.20)		(0.33)	(0.52)	(5.05)	(1.10)	(0.79)
Net Asset Value, End of Period	$22.74		$21.27	$21.06	$16.32	$35.53	$31.99
Total Return	7.86	%(c)	2.63%	32.30%	(44.00)%	14.58%	17.51%
Ratios to Average Net Assets:
Gross expenses(d)	1.71%		1.71%	1.78%	1.70%	1.66%	1.69%
Net expenses(d)	1.68%		1.68%	1.67%	1.63%	1.61%	1.66%
Net investment income (loss)(d)	2.46%		0.95%	1.48%	2.12%	0.88%	2.12%
Supplemental Data:
Net assets, end of period (000's)	$45,760		$48,270	$62,615	$31,407	$131,721	$160,024
Portfolio turnover rate(e)	48	%(c)	180%	150%	160%	280%	172%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Europe 30 :: 53

Investment Objective: The ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	101%
Total Exposure	101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Company

The ProFund VP International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition

Industry Breakdown	% of Index
Financials	24%
Industrials	13%
Materials	11%
Consumer Discretionary	10%
Consumer Staples	10%
Health Care	9%
Energy	8%
Telecommunication Services	5%
Information Technology	5%
Utilities	5%
Country Breakdown
United Kingdom	21%
Japan	20%
France	10%
Germany	9%
Australia	9%
Switzerland	8%
Spain	4%
Sweden	3%
Italy	3%
Other	13%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (94.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $16,422,000	$16,422,000	$16,422,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,422,000)		16,422,000
TOTAL INVESTMENT SECURITIES (Cost $16,422,000)—94.3%		16,422,000
Net other assets (liabilities)—5.7%		984,656
NET ASSETS—100.0%		$17,406,656

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $2,382,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$10,265,822	$445,028
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	7,275,760	298,470
		$743,498

See accompanying notes to the financial statements.

54 :: ProFund VP International :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$16,422,000
Repurchase agreements, at value	16,422,000
Total Investment Securities, at value	16,422,000
Cash	869
Segregated cash balances with custodian	50
Unrealized gain on swap agreements	743,498
Receivable for capital shares issued	324,538
Prepaid expenses	205
TOTAL ASSETS	17,491,160
LIABILITIES:
Payable for capital shares redeemed	38,246
Advisory fees payable	9,255
Management services fees payable	1,474
Administration fees payable	596
Administrative services fees payable	12,174
Distribution fees payable	12,736
Trustee fees payable	2
Transfer agency fees payable	2,074
Fund accounting fees payable	1,271
Compliance services fees payable	176
Other accrued expenses	6,500
TOTAL LIABILITIES	84,504
NET ASSETS	$17,406,656
NET ASSETS CONSIST OF:
Capital	$17,991,782
Accumulated net investment income (loss)	(159,786)
Accumulated net realized gains (losses) on investments	(1,168,838)
Net unrealized appreciation (depreciation) on investments	743,498
NET ASSETS	$17,406,656
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	768,226
Net Asset Value (offering and redemption price per share)	$22.66

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$5,307
EXPENSES:
Advisory fees	75,296
Management services fees	10,039
Administration fees	3,688
Transfer agency fees	5,275
Administrative services fees	24,117
Distribution fees	25,099
Custody fees	3,134
Fund accounting fees	7,091
Trustee fees	143
Compliance services fees	100
Other fees	10,540
Recoupment of prior expenses reduced by the Advisor	2,373
Total Gross Expenses before reductions	166,895
Less Expenses reduced by the Advisor	(1,802)
TOTAL NET EXPENSES	165,093
NET INVESTMENT INCOME (LOSS)	(159,786)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(9,819)
Net realized gains (losses) on futures contracts	76,237
Net realized gains (losses) on swap agreements	(109,547)
Change in net unrealized appreciation/depreciation on investments	514,294
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	471,165
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$311,379

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP International :: 55

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(159,786)	$(178,451)
Net realized gains (losses) on investments	(43,129)	(1,091,058)
Change in net unrealized appreciation/depreciation on investments	514,294	256,142
Change in net assets resulting from operations	311,379	(1,013,367)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(577,242)
Change in net assets resulting from distributions	—	(577,242)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,449,898	39,853,674
Dividends reinvested	—	577,242
Value of shares redeemed	(18,762,194)	(31,591,668)
Change in net assets resulting from capital transactions	(3,312,296)	8,839,248
Change in net assets	(3,000,917)	7,248,639
NET ASSETS:
Beginning of period	20,407,573	13,158,934
End of period	$17,406,656	$20,407,573
Accumulated net investment income (loss)	$(159,786)	$—
SHARE TRANSACTIONS:
Issued	678,018	1,955,505
Reinvested	—	28,733
Redeemed	(847,568)	(1,671,506)
Change in shares	(169,550)	312,732

See accompanying notes to the financial statements.

56 :: ProFund VP International :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$21.76		$21.05	$16.89		$30.68	$30.00
Investment Activities:
Net investment income (loss)(b)	(0.18)		(0.32)	(0.32)		0.04	0.30
Net realized and unrealized gains (losses) on investments	1.08		1.89 (c)	4.38		(13.60)	0.38
Total income (loss) from investment activities	0.90		1.57	4.06		(13.56)	0.68
Capital Transactions:	—		—	0.10	(d)	—	—
Distributions to Shareholders From:
Net investment income	—		—	—	(e)	(0.23)	—
Net realized gains on investments	—		(0.86)	—		—	—
Total distributions	—		(0.86)	—	(e)	(0.23)	—
Net Asset Value, End of Period	$22.66		$21.76	$21.05		$16.89	$30.68
Total Return	4.14	%(f)	7.80%	24.65	%(d)	(44.40)%	2.27	%(f)
Ratios to Average Net Assets:
Gross expenses(g)	1.66%		1.70%	1.69%		1.87%	1.76%
Net expenses(g)	1.64%		1.68%	1.68%		1.63%	1.63%
Net investment income (loss)(g)	(1.59)%		(1.58)%	(1.62)%		0.19%	2.95%
Supplemental Data:
Net assets, end of period (000's)	$17,407		$20,408	$13,159		$1,018	$483
Portfolio turnover rate(h)	—		—	—		—	—

(a)  Period from commencement of operations.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)  The amounts include a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment. The contribution represented $0.10 to the net asset value and 0.66% to the total return. Without this contribution, the net asset value and total return would be lower.

(e)  Amount is less than $0.005.

(f)  Not annualized for periods less than one year.

(g)  Annualized for periods less than one year.

(h)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP International :: 57

Investment Objective: The ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	94%
Swap Agreements	6%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Petroleo Brasileiro S.A.— Preferred	5.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5%
Vale S.A.	5.3%
Petroleo Brasileiro S.A.	5.0%
America Movil S.A.B. de C.V.	4.7%

Bank of New York Mellon Emerging Markets 50 ADR Index – Composition

Industry Breakdown	% of Index
Energy	24%
Financial	19%
Communications	19%
Basic Materials	17%
Technology	10%
Consumer Non-Cyclical	6%
Utilities	2%
Industrial	2%
Consumer Cyclical	1%
Country Breakdown
Brazil	38%
China	15%
Mexico	8%
Taiwan	8%
India	8%
South Korea	8%
Hong Kong	6%
South Africa	5%
Other	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (79.7%)

	Shares	Value
America Movil S.A.B. de C.V.ADR (Telecommunications)	22,878	$1,232,667
AngloGold Ashanti, Ltd.ADR (Mining)	9,102	383,103
AU Optronics Corp.ADR* (Electronics)	18,696	128,628
Baidu, Inc.ADR* (Internet)	3,198	448,136
Banco Bradesco S.A.ADR (Banks)	45,510	932,500
Banco Santander Brasil S.A.ADR (Banks)	13,284	155,556
BRF-Brazil Foods S.A.ADR (Food)	15,990	277,107
Cemex S.A.B. de C.V.ADR* (Building Materials)	24,108	207,329
China Life Insurance Co., Ltd.ADR (Insurance)	11,808	612,127
China Mobile, Ltd.ADR (Telecommunications)	24,846	1,162,296
China Petroleum and Chemical Corp.ADR (Oil & Gas)	3,936	399,268
China Telecom Corp., Ltd.ADR (Telecommunications)	3,198	209,309
China Unicom, Ltd.ADR (Telecommunications)	11,316	229,375
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	9,102	314,474
CNOOC, Ltd.ADR (Oil & Gas)	3,690	870,582
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	5,658	161,649
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	9,102	187,865
Companhia Siderurgica Nacional S.A. (CSN)ADR (Iron/Steel)	18,696	232,952
Companhia Vale Do Rio DoceADR (Mining)	30,996	990,322
Compania de Minas Buenaventura S.A.ADR (Mining)	3,690	140,146
Ctrip.com International, Ltd.ADR* (Internet)	3,444	148,367
Ecopetrol S.A.ADR (Oil & Gas)	4,920	216,529
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	2,706	154,540
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	4,428	294,418
Gerdau S.A.ADR (Iron/Steel)	21,402	225,149
Gold Fields, Ltd.ADR (Mining)	15,990	233,294
Grupo Televisa S.A.ADR (Media)	13,284	326,786

See accompanying notes to the financial statements.

Common Stocks, continued

	Shares	Value
HDFC Bank, Ltd.ADR (Banks)	2,706	$477,311
ICICI Bank, Ltd.ADR (Banks)	10,086	497,240
Infosys Technologies, Ltd.ADR (Software)	11,316	738,143
Itau Unibanco Holding S.A.ADR (Banks)	48,708	1,147,073
KB Financial Group, Inc.ADR (Banks)	9,102	435,076
Korea Electric Power Corp.ADR* (Electric)	12,546	166,485
LG. Philips LCD Co., Ltd.ADR (Electronics)	9,594	134,796
Mobile TeleSystemsADR (Telecommunications)	12,546	238,625
PetroChina Co., Ltd.ADR (Oil & Gas)	4,920	718,468
Petroleo Brasileiro S.A.ADR (Oil & Gas)	39,360	1,332,730
POSCOADR (Iron/Steel)	6,396	694,733
PT Telekomunikasi IndonesiaADR (Telecommunications)	5,658	195,201
Sasol, Ltd.ADR (Oil & Gas Services)	11,808	624,525
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	5,166	495,678
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	115,866	1,461,070
Tata Motors, Ltd.ADR (Auto Manufacturers)	8,118	182,736
Telecomunicacoes De Sao Paulo S.A.ADR (Telecommunications)	7,134	211,880
United Microelectronics Corp.ADR (Semiconductors)	61,746	158,070
Wipro, Ltd.ADR (Computers)	10,824	142,552
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	4,674	179,902
TOTAL COMMON STOCKS (Cost $18,648,716)		21,106,768

Preferred Stocks (13.6%)

Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	18,696	630,616
Petroleo Brasileiro S.A. (Oil & Gas)	50,676	1,554,740
Vale S.A. (Mining)	48,462	1,403,459
TOTAL PREFERRED STOCKS (Cost $3,186,750)		3,588,815

58 :: ProFund VP Emerging Markets :: Financial Statements

Repurchase Agreements(a)(b) (5.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $1,508,000	$1,508,000	$1,508,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,508,000)		1,508,000
TOTAL INVESTMENT SECURITIES (Cost $23,343,466)—99.0%		26,203,583
Net other assets (liabilities)—1.0%		252,033
NET ASSETS—100.0%		$26,455,616

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $536,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR  American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$835,007	$39,439
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	840,405	34,474
		$73,913

ProFund VP Emerging Markets invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Auto Manufacturers	$182,736	0.7%
Banks	3,644,756	13.8%
Beverages	1,086,683	4.1%
	Value	% of Net Assets
Building Materials	$207,329	0.8%
Coal	179,902	0.7%
Computers	142,552	0.5%
Diversified Financial Services	495,678	1.9%
Electric	508,890	1.9%
Electronics	263,424	1.0%
Food	277,107	1.0%
Insurance	612,127	2.3%
Internet	596,503	2.3%
Iron/Steel	1,152,834	4.4%
Media	326,786	1.2%
Mining	3,150,324	11.9%
Oil & Gas	5,092,317	19.2%
Oil & Gas Services	624,525	2.4%
Semiconductors	1,619,140	6.1%
Software	738,143	2.8%
Telecommunications	3,793,827	14.3%
Other**	1,760,033	6.7%
Total	$26,455,616	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of June 30, 2011:

	Value	% of Net Assets
Brazil	$9,443,598	35.6%
Chile	154,540	0.6%
China	4,977,830	18.9%
Colombia	216,529	0.8%
India	2,037,982	7.7%
Indonesia	195,201	0.7%
Mexico	2,061,200	7.8%
Peru	140,146	0.5%
Russia	238,625	0.9%
South Africa	1,240,922	4.8%
South Korea	1,926,768	7.2%
Taiwan	2,062,242	7.8%
Other**	1,760,033	6.7%
Total	$26,455,616	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 59

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$23,343,466
Securities, at value	24,695,583
Repurchase agreements, at value	1,508,000
Total Investment Securities, at value	26,203,583
Cash	7,247
Dividends receivable	155,543
Unrealized gain on swap agreements	73,913
Receivable for capital shares issued	90,070
Prepaid expenses	422
TOTAL ASSETS	26,530,778
LIABILITIES:
Payable for capital shares redeemed	6,635
Advisory fees payable	15,961
Management services fees payable	2,128
Administration fees payable	919
Administrative services fees payable	18,549
Distribution fees payable	19,057
Trustee fees payable	3
Transfer agency fees payable	2,941
Fund accounting fees payable	1,960
Compliance services fees payable	358
Other accrued expenses	6,651
TOTAL LIABILITIES	75,162
NET ASSETS	$26,455,616
NET ASSETS CONSIST OF:
Capital	$24,969,481
Accumulated net investment income (loss)	104,640
Accumulated net realized gains (losses) on investments	(1,552,535)
Net unrealized appreciation (depreciation) on investments	2,934,030
NET ASSETS	$26,455,616
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	898,589
Net Asset Value (offering and redemption price per share)	$29.44

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$459,309
Interest	2,214
Foreign tax withholding	(57,094)
TOTAL INVESTMENT INCOME	404,429
EXPENSES:
Advisory fees	138,714
Management services fees	18,495
Administration fees	6,022
Transfer agency fees	8,564
Administrative services fees	44,788
Distribution fees	46,238
Custody fees	3,396
Fund accounting fees	11,547
Trustee fees	222
Compliance services fees	161
Other fees	20,344
Recoupment of prior expenses reduced by the Advisor	1,298
TOTAL EXPENSES	299,789
NET INVESTMENT INCOME (LOSS)	104,640
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(277,403)
Net realized gains (losses) on swap agreements	(106,479)
Change in net unrealized appreciation/depreciation on investments	(1,176,841)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,560,723)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,456,083)

See accompanying notes to the financial statements.

60 :: ProFund VP Emerging Markets :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$104,640	$(26,118)
Net realized gains (losses) on investments	(383,882)	(1,168,653)
Change in net unrealized appreciation/depreciation on investments	(1,176,841)	3,559,673
Change in net assets resulting from operations	(1,456,083)	2,364,902
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(474,549)
Change in net assets resulting from distributions	—	(474,549)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	20,398,829	80,076,104
Dividends reinvested	—	474,549
Value of shares redeemed	(44,322,466)	(65,477,393)
Change in net assets resulting from capital transactions	(23,923,637)	15,073,260
Change in net assets	(25,379,720)	16,963,613
NET ASSETS:
Beginning of period	51,835,336	34,871,723
End of period	$26,455,616	$51,835,336
Accumulated net investment income (loss)	$104,640	$—
SHARE TRANSACTIONS:
Issued	690,784	2,902,962
Reinvested	—	17,524
Redeemed	(1,500,374)	(2,452,011)
Change in shares	(809,590)	468,475

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 61

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$30.35		$28.13	$17.34		$35.13	$30.00
Investment Activities:
Net investment income (loss)(b)	0.08		(0.02)	(0.33)		0.10	0.35
Net realized and unrealized gains (losses) on investments	(0.99)		2.71	11.14		(17.62)	4.78
Total income (loss) from investment activities	(0.91)		2.69	10.81		(17.52)	5.13
Distributions to Sharseholders From:
Net investment income	—		—	(0.02)		(0.26)	—
Net realized gains on investments	—		(0.47)	—		(0.01)	—
Total distributions	—		(0.47)	(0.02)		(0.27)	—
Net Asset Value, End of Period	$29.44		$30.35	$28.13		$17.34	$35.13
Total Return	(3.00	)%(c)	9.77%	62.36%		(50.09)%	17.07%
Ratios to Average Net Assets:
Gross expenses(d)	1.62%		1.68%	1.70%		1.68%	1.68%
Net expenses(d)	1.62%		1.68%	1.68%		1.63%	1.63%
Net investment income (loss)(d)	0.57%		(0.08)%	(1.36)%		0.34%	3.09%
Supplemental Data:
Net assets, end of period (000's)	$26,456		$51,835	$34,872		$4,310	$3,325
Portfolio turnover rate(e)	20	%(c)	35%	7	%(f)	—	—

(a)  Period from commencement of operations.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that includes the purchase of equity securities.

See accompanying notes to the financial statements.

62 :: ProFund VP Emerging Markets :: Financial Highlights

Investment Objective: The ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index
Industrial	30%
Consumer Cyclical	24%
Consumer Non-Cyclical	16%
Technology	9%
Communications	8%
Basic Materials	6%
Financial	5%
Energy	1%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (80.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $7,702,000	$7,702,000	$7,702,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,702,000)		7,702,000
TOTAL INVESTMENT SECURITIES (Cost $7,702,000)—80.5%		7,702,000
Net other assets (liabilities)—19.5%		1,861,531
NET ASSETS—100.0%		$9,563,531

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contract expiring 9/9/11 (Underlying notional amount at value $9,548,675)	193	$403,000

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Japan :: 63

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$7,702,000
Repurchase agreements, at value	7,702,000
Total Investment Securities, at value	7,702,000
Cash	452
Segregated cash balances with brokers	916,866
Receivable for capital shares issued	933,700
Variation margin on futures contracts	35,103
Prepaid expenses	194
TOTAL ASSETS	9,588,315
LIABILITIES:
Payable for capital shares redeemed	16,207
Advisory fees payable	1,704
Management services fees payable	227
Administration fees payable	268
Administrative services fees payable	2,678
Distribution fees payable	2,075
Trustee fees payable	1
Transfer agency fees payable	958
Fund accounting fees payable	572
Compliance services fees payable	94
TOTAL LIABILITIES	24,784
NET ASSETS	$9,563,531
NET ASSETS CONSIST OF:
Capital	$25,486,807
Accumulated net investment income (loss)	(86,578)
Accumulated net realized gains (losses) on investments	(16,239,698)
Net unrealized appreciation (depreciation) on investments	403,000
NET ASSETS	$9,563,531
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	781,593
Net Asset Value (offering and redemption price per share)	$12.24

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$2,620
EXPENSES:
Advisory fees	39,821
Management services fees	5,309
Administration fees	1,705
Transfer agency fees	2,431
Administrative services fees	17,882
Distribution fees	13,274
Custody fees	992
Fund accounting fees	3,262
Trustee fees	65
Compliance services fees	44
Printing fees	15,116
Other fees	2,437
Total Gross Expenses before reductions	102,338
Less Expenses reduced by the Advisor	(13,140)
TOTAL NET EXPENSES	89,198
NET INVESTMENT INCOME (LOSS)	(86,578)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(5,645)
Net realized gains (losses) on futures contracts	(1,140,293)
Change in net unrealized appreciation/depreciation on investments	445,320
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(700,618)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(787,196)

See accompanying notes to the financial statements.

64 :: ProFund VP Japan :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(86,578)	$(188,483)
Net realized gains (losses) on investments	(1,145,938)	(157,805)
Change in net unrealized appreciation/depreciation on investments	445,320	(783,173)
Change in net assets resulting from operations	(787,196)	(1,129,461)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	18,412,339	43,184,308
Value of shares redeemed	(20,045,940)	(44,566,126)
Change in net assets resulting from capital transactions	(1,633,601)	(1,381,818)
Change in net assets	(2,420,797)	(2,511,279)
NET ASSETS:
Beginning of period	11,984,328	14,495,607
End of period	$9,563,531	$11,984,328
Accumulated net investment income (loss)	$(86,578)	$—
SHARE TRANSACTIONS:
Issued	1,493,766	3,413,892
Redeemed	(1,653,384)	(3,536,987)
Change in shares	(159,618)	(123,095)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Japan :: 65

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$12.73		$13.62	$12.41	$24.18	$28.59	$39.15
Investment Activities:
Net investment income (loss)(a)	(0.10)		(0.20)	(0.20)	0.09	0.98	1.10
Net realized and unrealized gains (losses) on investments	(0.39)		(0.69)	1.48	(9.30)	(3.76)	1.77
Total income (loss) from investment activities	(0.49)		(0.89)	1.28	(9.21)	(2.78)	2.87
Distributions to Shareholders From:
Net investment income	—		—	(0.07)	(2.56)	(1.63)	(0.44)
Net realized gains on investments	—		—	—	—	—	(12.99)
Total distributions	—		—	(0.07)	(2.56)	(1.63)	(13.43)
Net Asset Value, End of Period	$12.24		$12.73	$13.62	$12.41	$24.18	$28.59
Total Return	(3.85	)%(b)	(6.53)%	10.33%	(40.84)%	(9.99)%	10.86%
Ratios to Average Net Assets:
Gross expenses(c)	1.93%		1.77%	1.80%	1.72%	1.68%	1.73%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.63%	1.70%
Net investment income (loss)(c)	(1.63)%		(1.58)%	(1.59)%	0.46%	3.44%	3.06%
Supplemental Data:
Net assets, end of period (000's)	$9,564		$11,984	$14,496	$11,393	$25,102	$68,027
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

66 :: ProFund VP Japan :: Financial Highlights

Investment Objective: The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	13%
Futures Contracts	14%
Swap Agreements	173%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HealthSpring, Inc.	NM
MFA Financial, Inc.	NM
Rosetta Resources, Inc.	NM
Genesee & Wyoming, Inc.—Class A	NM
Netlogic Microsystems, Inc.	NM

NM  Not meaningful, amount is less than 0.05%.

Russell 2000 Index – Composition

% of Index
Consumer Non-Cyclical	20%
Financial	20%
Industrial	14%
Consumer Cyclical	14%
Technology	11%
Communications	8%
Energy	6%
Basic Materials	4%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (13.3%)

	Shares	Value
1st Source Corp. (Banks)	102	$2,115
3D Systems Corp.* (Computers)	102	2,010
99 Cents Only Stores* (Retail)	102	2,064
A123 Systems, Inc.* (Electrical Components & Equipment)	255	1,357
AAON, Inc. (Building Materials)	68	1,485
AAR Corp. (Aerospace/Defense)	102	2,763
Abaxis, Inc.* (Healthcare-Products)	68	1,853
ABIOMED, Inc.* (Healthcare-Products)	85	1,377
ABM Industries, Inc. (Commercial Services)	153	3,571
AboveNet, Inc. (Internet)	68	4,791
Acacia Research Corp.* (Media)	119	4,366
Acadia Realty Trust (REIT)	34	691
Accelrys, Inc.* (Software)	272	1,934
Acco Brands Corp.* (Household Products/Wares)	136	1,068
Accretive Health, Inc.* (Commercial Services)	102	2,937
Accuray, Inc.* (Healthcare-Products)	170	1,362
Accuride Corp.* (Auto Parts & Equipment)	68	859
ACI Worldwide, Inc.* (Software)	119	4,019
Acorda Therapeutics, Inc.* (Biotechnology)	102	3,296
Actuant Corp.—Class A (Miscellaneous Manufacturing)	170	4,561
Acuity Brands, Inc. (Miscellaneous Manufacturing)	102	5,690
Acxiom Corp.* (Software)	170	2,229
ADTRAN, Inc. (Telecommunications)	136	5,265
Advance America Cash Advance Centers, Inc. (Commercial Services)	170	1,171
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	119	1,760
Advent Software, Inc.* (Software)	85	2,394
Advisory Board Co.* (Commercial Services)	34	1,968
Aeroflex Holding Corp.* (Semiconductors)	34	617
Aeropostale, Inc.* (Retail)	204	3,570
Aerovironment, Inc.* (Aerospace/Defense)	34	1,202
AFC Enterprises, Inc.* (Retail)	85	1,398
Affymetrix, Inc.* (Biotechnology)	170	1,348
Air Methods Corp.* (Healthcare-Services)	34	2,541

Common Stocks, continued

	Shares	Value
Air Transport Services Group, Inc.* (Transportation)	153	$1,048
Aircastle, Ltd. (Trucking & Leasing)	170	2,162
Akorn, Inc.* (Pharmaceuticals)	153	1,071
Alaska Air Group, Inc.* (Airlines)	85	5,819
Alaska Communications Systems Group, Inc. (Telecommunications)	170	1,508
Albany International Corp.—Class A (Machinery-Diversified)	85	2,243
Align Technology, Inc.* (Healthcare-Products)	153	3,488
Alkermes, Inc.* (Pharmaceuticals)	238	4,427
Allegiant Travel Co.* (Airlines)	34	1,683
ALLETE, Inc. (Electric)	85	3,488
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	153	1,434
Alterra Capital Holdings, Ltd. (Insurance)	238	5,307
Altra Holdings, Inc.* (Machinery-Diversified)	85	2,039
AMAG Pharmaceuticals, Inc.* (Biotechnology)	68	1,278
AMCOL International Corp. (Mining)	68	2,595
Amedisys, Inc.* (Healthcare-Services)	85	2,264
AMERCO* (Trucking & Leasing)	17	1,635
American Assets Trust, Inc. (REIT)	102	2,290
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	187	2,128
American Campus Communities, Inc. (REIT)	136	4,831
American Equity Investment Life Holding Co. (Insurance)	204	2,593
American Greetings Corp.—Class A (Household Products/Wares)	136	3,269
American Public Education, Inc.* (Commercial Services)	51	2,270
American Science & Engineering, Inc. (Electronics)	34	2,720
American States Water Co. (Water)	85	2,946
American Superconductor Corp.* (Electrical Components & Equipment)	119	1,076
American Vanguard Corp. (Chemicals)	68	882
Amerigon, Inc.* (Auto Parts & Equipment)	85	1,477
Amerisafe, Inc.* (Insurance)	85	1,923
Ameristar Casinos, Inc. (Lodging)	85	2,015
See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 67

Common Stocks, continued

	Shares	Value
Ameron International Corp. (Miscellaneous Manufacturing)	34	$2,233
Amkor Technology, Inc.* (Semiconductors)	204	1,259
AMN Healthcare Services, Inc.* (Commercial Services)	119	990
AmSurg Corp.* (Healthcare-Services)	102	2,665
AmTrust Financial Services, Inc. (Insurance)	51	1,162
Amyris, Inc.* (Energy-Alternate Sources)	51	1,433
Analogic Corp. (Electronics)	51	2,682
Ancestry.com, Inc.* (Internet)	85	3,518
AngioDynamics, Inc.* (Healthcare-Products)	85	1,210
Anixter International, Inc. (Telecommunications)	68	4,443
Ann, Inc.* (Retail)	119	3,106
Anworth Mortgage Asset Corp. (REIT)	544	4,085
Apco Oil & Gas International, Inc. (Oil & Gas)	34	2,956
Apogee Enterprises, Inc. (Building Materials)	102	1,307
Apollo Investment Corp. (Investment Companies)	527	5,381
Applied Industrial Technologies, Inc. (Machinery-Diversified)	102	3,632
Applied Micro Circuits Corp.* (Semiconductors)	221	1,958
Approach Resources, Inc.* (Oil & Gas)	68	1,542
Arbitron, Inc. (Commercial Services)	68	2,810
Arch Chemicals, Inc. (Chemicals)	85	2,927
Ardea Biosciences, Inc.* (Pharmaceuticals)	51	1,298
Argo Group International Holdings, Ltd. (Insurance)	68	2,021
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	340	3,852
Arkansas Best Corp. (Transportation)	68	1,614
ARMOUR Residential REIT, Inc. (REIT)	119	875
ArQule, Inc.* (Biotechnology)	204	1,275
Arris Group, Inc.* (Telecommunications)	289	3,355
ArthroCare Corp.* (Healthcare-Products)	68	2,276
Artio Global Investors, Inc. (Diversified Financial Services)	68	768
Aruba Networks, Inc.* (Telecommunications)	204	6,028
Asbury Automotive Group, Inc.* (Retail)	68	1,260
Ascena Retail Group, Inc.* (Retail)	153	5,210
Ascent Media Corp.—Class A* (Entertainment)	51	2,701
Ashford Hospitality Trust (REIT)	102	1,270
Aspen Technology, Inc.* (Software)	204	3,505
Assisted Living Concepts, Inc.—Class A (Healthcare-Services)	68	1,141
Associated Estates Realty Corp. (REIT)	187	3,039
Astec Industries, Inc.* (Machinery-Construction & Mining)	85	3,143
Astoria Financial Corp. (Savings & Loans)	238	3,044
athenahealth, Inc.* (Software)	102	4,192
Atlantic Power Corp. (Electric)	187	2,846
Atlantic Tele-Network, Inc. (Environmental Control)	34	1,304
Atlas Air Worldwide Holdings, Inc.* (Transportation)	68	4,047
ATMI, Inc.* (Semiconductors)	68	1,389
ATP Oil & Gas Corp.* (Oil & Gas)	136	2,082
Atrion Corp. (Healthcare-Products)	17	3,363
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	119	2,332
AVANIR Pharmaceuticals, Inc.—Class A* (Pharmaceuticals)	323	1,085
Aveo Phamaceuticals, Inc.* (Biotechnology)	85	1,752
Avid Technology, Inc.* (Software)	85	1,601
Avis Budget Group, Inc.* (Commercial Services)	272	4,648
Avista Corp. (Electric)	119	3,057
AZZ, Inc. (Miscellaneous Manufacturing)	34	1,557
B&G Foods, Inc.—Class A (Food)	119	2,454

Common Stocks, continued

	Shares	Value
Badger Meter, Inc. (Electronics)	51	$1,886
Balchem Corp. (Chemicals)	102	4,466
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	68	1,178
BancorpSouth, Inc. (Banks)	187	2,321
Bank of the Ozarks, Inc. (Banks)	34	1,770
Barnes & Noble, Inc. (Retail)	68	1,127
Barnes Group, Inc. (Miscellaneous Manufacturing)	153	3,796
Basic Energy Services, Inc.* (Oil & Gas Services)	68	2,140
Beacon Roofing Supply, Inc.* (Distribution/ Wholesale)	119	2,716
Belden, Inc. (Electrical Components & Equipment)	85	2,963
Belo Corp.—Class A* (Media)	221	1,664
Benchmark Electronics, Inc.* (Electronics)	187	3,085
Berkshire Hills Bancorp, Inc. (Savings & Loans)	85	1,903
Berry Petroleum Co.—Class A (Oil & Gas)	119	6,322
BGC Partners, Inc.—Class A (Diversified Financial Services)	238	1,840
Bill Barrett Corp.* (Oil & Gas)	119	5,516
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	85	1,777
BioMed Realty Trust, Inc. (REIT)	289	5,560
BJ's Restaurants, Inc.* (Retail)	51	2,670
Black Box Corp. (Telecommunications)	85	2,658
Black Hills Corp. (Electric)	102	3,069
Blackbaud, Inc. (Software)	119	3,299
Blackboard, Inc.* (Software)	85	3,688
BlackRock Kelso Capital Corp. (Investment Companies)	221	1,982
Blount International, Inc.* (Machinery-Diversified)	136	2,376
Blue Coat Systems, Inc.* (Internet)	102	2,230
Blue Nile, Inc.* (Internet)	34	1,495
Bob Evans Farms, Inc. (Retail)	85	2,972
Boise, Inc. (Forest Products & Paper)	306	2,384
Boston Beer Co., Inc.—Class A* (Beverages)	17	1,523
Boston Private Financial Holdings, Inc. (Banks)	170	1,119
Bottomline Technologies, Inc.* (Software)	85	2,100
Boyd Gaming Corp.* (Lodging)	170	1,479
BPZ Resources, Inc.* (Oil & Gas)	255	836
Brady Corp.—Class A (Electronics)	119	3,815
Bravo Brio Restaurant Group, Inc.* (Retail)	51	1,246
Bridgepoint Education, Inc.* (Commercial Services)	51	1,275
Briggs & Stratton Corp. (Machinery-Diversified)	136	2,701
Brightpoint, Inc.* (Distribution/Wholesale)	187	1,517
Bristow Group, Inc. (Transportation)	102	5,204
BroadSoft, Inc.* (Internet)	68	2,593
Brookline Bancorp, Inc. (Savings & Loans)	170	1,576
Brooks Automation, Inc.* (Semiconductors)	170	1,846
Brown Shoe Co., Inc. (Retail)	102	1,086
Brunswick Corp. (Leisure Time)	221	4,508
Buckeye Technologies, Inc. (Forest Products & Paper)	170	4,587
Buffalo Wild Wings, Inc.* (Retail)	51	3,382
Cabela's, Inc.* (Retail)	102	2,769
Cabot Microelectronics Corp.* (Chemicals)	51	2,370
CACI International, Inc.—Class A* (Computers)	68	4,289
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	102	938
Cal Dive International, Inc.* (Oil & Gas Services)	255	1,525
Cal-Maine Foods, Inc. (Food)	34	1,087
Calgon Carbon Corp.* (Environmental Control)	153	2,601
California Pizza Kitchen, Inc.* (Retail)	51	942

See accompanying notes to the financial statements.

68 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
California Water Service Group (Water)	136	$2,545
Caliper Life Sciences, Inc.* (Healthcare-Products)	153	1,241
Calix, Inc.* (Telecommunications)	85	1,770
Callaway Golf Co. (Leisure Time)	170	1,057
Campus Crest Communities, Inc. (REIT)	102	1,320
Cantel Medical Corp. (Healthcare-Products)	34	915
Capella Education Co.* (Commercial Services)	51	2,134
Capital Lease Funding, Inc. (REIT)	255	1,252
Capstead Mortgage Corp. (REIT)	272	3,645
Capstone Turbine Corp.* (Electrical Components & Equipment)	765	1,170
Cardinal Financial Corp. (Banks)	136	1,489
Cardtronics, Inc.* (Commercial Services)	102	2,392
Carrizo Oil & Gas, Inc.* (Oil & Gas)	102	4,258
Carter's, Inc.* (Apparel)	119	3,660
Cascade Corp. (Machinery-Diversified)	34	1,617
Casey's General Stores, Inc. (Retail)	85	3,740
Cash America International, Inc. (Retail)	85	4,919
Cass Information Systems, Inc. (Banks)	34	1,284
Cathay Bancorp, Inc. (Banks)	204	3,344
Cavium, Inc.* (Semiconductors)	136	5,928
Cbeyond, Inc.* (Telecommunications)	85	1,125
CBL & Associates Properties, Inc. (REIT)	357	6,472
CEC Entertainment, Inc. (Retail)	68	2,727
Cell Therapeutics, Inc.* (Biotechnology)	408	643
Centene Corp.* (Healthcare-Services)	136	4,832
Central European Distribution Corp.* (Distribution/Wholesale)	170	1,904
Central Eurpoean Media Enterprises, Ltd.—Class A* (Media)	85	1,679
Central Garden & Pet Co.—Class A* (Household Products/Wares)	136	1,380
Central Vermont Public Service Corp. (Electric)	34	1,229
Century Aluminum Co.* (Mining)	153	2,394
Cenveo, Inc.* (Commercial Services)	187	1,197
Cepheid, Inc.* (Healthcare-Products)	170	5,889
Ceradyne, Inc.* (Miscellaneous Manufacturing)	68	2,651
CEVA, Inc.* (Semiconductors)	68	2,071
CH Energy Group, Inc. (Electric)	68	3,622
Charming Shoppes, Inc.* (Retail)	340	1,414
Chart Industries, Inc.* (Machinery-Diversified)	85	4,588
Checkpoint Systems, Inc.* (Electronics)	102	1,824
Cheesecake Factory, Inc.* (Retail)	136	4,266
Chemed Corp. (Commercial Services)	68	4,455
Chemical Financial Corp. (Banks)	221	4,146
Chemtura Corp.* (Chemicals)	255	4,641
Cheniere Energy, Inc.* (Oil & Gas)	187	1,713
Chesapeake Lodging Trust (REIT)	102	1,740
Chesapeake Utilities Corp. (Oil & Gas Services)	34	1,361
Chiquita Brands International, Inc.* (Food)	136	1,771
Churchill Downs, Inc. (Entertainment)	51	2,299
CIBER, Inc.* (Computers)	221	1,227
Cincinnati Bell, Inc.* (Telecommunications)	561	1,863
Cinemark Holdings, Inc. (Entertainment)	221	4,577
CIRCOR International, Inc. (Metal Fabricate/ Hardware)	34	1,456
Cirrus Logic, Inc.* (Semiconductors)	170	2,703
City Holding Co. (Banks)	51	1,685
Clarcor, Inc. (Miscellaneous Manufacturing)	119	5,626
Clayton Williams Energy, Inc.* (Oil & Gas)	17	1,021
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	153	2,012
Clean Harbors, Inc.* (Environmental Control)	51	5,266
Clearwater Paper Corp.* (Forest Products & Paper)	34	2,322
Cleco Corp. (Electric)	136	4,740

Common Stocks, continued

	Shares	Value
Cloud Peak Energy, Inc.* (Coal)	170	$3,621
CNO Financial Group, Inc.* (Insurance)	595	4,706
Coca-Cola Bottling Co. (Beverages)	17	1,150
Coeur d'Alene Mines Corp.* (Mining)	238	5,774
Cogent Communications Group, Inc.* (Internet)	119	2,024
Cognex Corp. (Machinery-Diversified)	102	3,614
Cohen & Steers, Inc. (Diversified Financial Services)	34	1,127
Coherent, Inc.* (Electronics)	51	2,819
Cohu, Inc. (Semiconductors)	119	1,560
Coinstar, Inc.* (Commercial Services)	85	4,636
Colfax Corp.* (Miscellaneous Manufacturing)	85	2,108
Collective Brands, Inc.* (Retail)	153	2,248
Colonial Properties Trust (REIT)	204	4,162
Colony Financial, Inc. (REIT)	136	2,458
Columbia Banking System, Inc. (Banks)	153	2,635
Columbia Sportswear Co. (Apparel)	34	2,156
Columbus McKinnon Corp. NY* (Machinery-Diversified)	85	1,527
Comfort Systems USA, Inc. (Building Materials)	136	1,443
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	102	1,447
Community Bank System, Inc. (Banks)	136	3,371
Community Trust Bancorp, Inc. (Banks)	170	4,712
CommVault Systems, Inc.* (Software)	102	4,534
Compass Diversified Holdings (Holding Companies-Diversified)	136	2,243
Complete Production Services, Inc.* (Oil & Gas Services)	204	6,805
Computer Programs & Systems, Inc. (Software)	34	2,158
comScore, Inc.* (Internet)	85	2,202
Comstock Resources, Inc.* (Oil & Gas)	119	3,426
Comtech Telecommunications Corp. (Telecommunications)	85	2,383
Conceptus, Inc.* (Healthcare-Products)	85	992
Concur Technologies, Inc.* (Software)	102	5,107
CONMED Corp.* (Healthcare-Products)	85	2,421
Consolidated Communications Holdings, Inc. (Telecommunications)	204	3,966
Consolidated Graphics, Inc.* (Commercial Services)	34	1,868
Constant Contact, Inc.* (Internet)	85	2,157
Contango Oil & Gas Co. (Oil & Gas)	34	1,987
Convergys Corp.* (Commercial Services)	272	3,710
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	153	3,028
Core-Mark Holding Co., Inc.* (Distribution/ Wholesale)	34	1,214
Coresite Realty Corp. (REIT)	68	1,115
Corinthian Colleges, Inc.* (Commercial Services)	238	1,014
CoStar Group, Inc.* (Commercial Services)	68	4,031
Cousins Properties, Inc. (REIT)	187	1,597
Cracker Barrel Old Country Store, Inc. (Retail)	51	2,515
Credit Acceptance Corp.* (Diversified Financial Services)	17	1,436
CreXus Investment Corp. (REIT)	221	2,455
Crocs, Inc.* (Apparel)	221	5,691
Crosstex Energy, Inc. (Oil & Gas)	119	1,416
CSG Systems International, Inc.* (Software)	102	1,885
CTS Corp. (Electronics)	170	1,644
Cubic Corp. (Electronics)	34	1,734
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	153	5,506
Curtiss-Wright Corp. (Aerospace/Defense)	85	2,751
CVB Financial Corp. (Banks)	238	2,202
CVR Energy, Inc.* (Oil & Gas)	221	5,441

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 69

Common Stocks, continued

	Shares	Value
Cyberonics, Inc.* (Healthcare-Products)	85	$2,376
Cymer, Inc.* (Electronics)	68	3,367
Cypress Sharpridge Investments, Inc. (REIT)	289	3,702
Daktronics, Inc. (Electronics)	102	1,101
Dana Holding Corp.* (Auto Parts & Equipment)	374	6,844
Darling International, Inc.* (Environmental Control)	289	5,115
DCT Industrial Trust, Inc. (REIT)	714	3,734
DealerTrack Holdings, Inc.* (Internet)	102	2,341
Delphi Financial Group, Inc.—Class A (Insurance)	153	4,469
Deltic Timber Corp. (Forest Products & Paper)	34	1,825
Deluxe Corp. (Commercial Services)	119	2,940
Denny's Corp.* (Retail)	357	1,385
DepoMed, Inc.* (Pharmaceuticals)	204	1,669
Dexcom, Inc.* (Healthcare-Products)	170	2,463
DG Fastchannel, Inc.* (Media)	68	2,179
Diamond Foods, Inc. (Food)	51	3,893
DiamondRock Hospitality Co. (REIT)	476	5,107
Dice Holdings, Inc.* (Internet)	136	1,839
Digi International, Inc.* (Software)	85	1,105
Digital River, Inc.* (Internet)	119	3,827
DigitalGlobe, Inc.* (Telecommunications)	85	2,160
Dime Community Bancshares, Inc. (Savings & Loans)	153	2,225
DineEquity, Inc.* (Retail)	34	1,777
Diodes, Inc.* (Semiconductors)	85	2,219
Dole Food Co., Inc.* (Food)	102	1,379
Dollar Financial Corp.* (Commercial Services)	119	2,576
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	68	5,014
Domino's Pizza, Inc.* (Retail)	153	3,862
Dorman Products, Inc.* (Auto Parts & Equipment)	51	2,019
Drew Industries, Inc. (Building Materials)	68	1,681
Dril-Quip, Inc.* (Oil & Gas Services)	85	5,766
DTS, Inc.* (Home Furnishings)	51	2,068
Duff & Phelps Corp.—Class A (Diversified Financial Services)	119	1,527
DuPont Fabros Technology, Inc. (REIT)	153	3,856
Dycom Industries, Inc.* (Engineering & Construction)	102	1,667
Dynavax Technologies Corp.* (Biotechnology)	391	1,075
Dynegy, Inc.—Class A* (Electric)	255	1,578
Dynex Capital, Inc. (REIT)	153	1,481
E.W. Scripps Co.* (Media)	136	1,315
Eagle Materials, Inc. (Building Materials)	102	2,843
EarthLink, Inc. (Internet)	289	2,224
EastGroup Properties, Inc. (REIT)	51	2,168
Eastman Kodak Co.* (Miscellaneous Manufacturing)	680	2,434
Ebix, Inc.* (Software)	68	1,295
Echelon Corp.* (Computers)	102	927
Education Realty Trust, Inc. (REIT)	204	1,748
El Paso Electric Co. (Electric)	119	3,844
Electro Rent Corp. (Commercial Services)	102	1,746
Electro Scientific Industries, Inc.* (Electronics)	68	1,312
Electronics for Imaging, Inc.* (Computers)	119	2,049
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	51	1,481
EMCOR Group, Inc.* (Engineering & Construction)	170	4,983
Emergent Biosolutions, Inc.* (Biotechnology)	68	1,533
Emeritus Corp.* (Healthcare-Services)	102	2,168
Empire District Electric Co. (Electric)	102	1,965
Employers Holdings, Inc. (Insurance)	102	1,711
EMS Technologies, Inc.* (Telecommunications)	34	1,121
Emulex Corp.* (Semiconductors)	221	1,901
Encore Capital Group, Inc.* (Diversified Financial Services)	51	1,567

Common Stocks, continued

	Shares	Value
Encore Wire Corp. (Electrical Components & Equipment)	51	$1,235
Endeavour International Corp.* (Oil & Gas)	136	2,050
Endologix, Inc.* (Healthcare-Products)	136	1,265
Energy Partners, Ltd.* (Oil & Gas)	119	1,762
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	187	6,212
EnergySolutions, Inc. (Environmental Control)	187	924
EnerNOC, Inc.* (Electric)	68	1,070
EnerSys* (Electrical Components & Equipment)	119	4,096
Ennis, Inc. (Household Products/Wares)	85	1,479
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	51	2,452
Enstar Group, Ltd.* (Insurance)	17	1,776
Entegris, Inc.* (Semiconductors)	323	3,269
Entertainment Properties Trust (REIT)	102	4,763
Entropic Communications, Inc.* (Semiconductors)	204	1,814
Enzon Pharmaceuticals, Inc.* (Biotechnology)	170	1,709
EPIQ Systems, Inc. (Software)	119	1,692
Equity Lifestyle Properties, Inc. (REIT)	68	4,246
Equity One, Inc. (REIT)	51	951
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	51	1,877
Esterline Technologies Corp.* (Aerospace/ Defense)	68	5,195
Ethan Allen Interiors, Inc. (Home Furnishings)	68	1,448
Euronet Worldwide, Inc.* (Commercial Services)	136	2,096
Evercore Partners, Inc.—Class A (Diversified Financial Services)	51	1,699
Exact Sciences Corp.* (Biotechnology)	153	1,316
ExamWorks Group, Inc.* (Commercial Services)	68	1,727
Exelixis, Inc.* (Biotechnology)	340	3,046
Exide Technologies* (Electrical Components & Equipment)	255	1,948
Exlservice Holdings, Inc.* (Commercial Services)	34	785
Exponent, Inc.* (Commercial Services)	68	2,959
Express, Inc. (Retail)	136	2,965
Exterran Holdings, Inc.* (Oil & Gas Services)	153	3,034
Extra Space Storage, Inc. (REIT)	187	3,989
EZCORP, Inc.—Class A* (Retail)	119	4,233
F.N.B. Corp. (Banks)	306	3,167
Fabrinet* (Miscellaneous Manufacturing)	51	1,238
Fair Isaac Corp. (Software)	102	3,080
FARO Technologies, Inc.* (Electronics)	51	2,234
FBL Financial Group, Inc.—Class A (Insurance)	51	1,640
Federal Signal Corp. (Miscellaneous Manufacturing)	272	1,784
FEI Co.* (Electronics)	102	3,895
FelCor Lodging Trust, Inc.* (REIT)	442	2,356
Ferro Corp.* (Chemicals)	204	2,742
Fifth Street Finance Corp. (Investment Companies)	238	2,761
Financial Engines, Inc.* (Diversified Financial Services)	119	3,084
Finisar Corp.* (Telecommunications)	221	3,985
First American Financial Corp. (Insurance)	289	4,523
First Busey Corp. (Banks)	357	1,889
First Cash Financial Services, Inc.* (Retail)	85	3,569
First Commonwealth Financial Corp. (Banks)	323	1,854
First Financial Bancorp (Banks)	119	1,986
First Financial Bankshares, Inc. (Banks)	102	3,514
First Financial Corp. (Banks)	34	1,113
First Industrial Realty Trust, Inc.* (REIT)	170	1,947
First Midwest Bancorp, Inc. (Banks)	204	2,507
First Potomac Realty Trust (REIT)	102	1,562

See accompanying notes to the financial statements.

70 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
FirstMerit Corp. (Banks)	238	$3,929
Flagstone Reinsurance Holdings S.A. (Insurance)	170	1,433
Flotek Industries, Inc.* (Miscellaneous Manufacturing)	136	1,159
Flushing Financial Corp. (Savings & Loans)	119	1,547
Force Protection, Inc.* (Auto Manufacturers)	255	1,266
Forestar Group, Inc.* (Real Estate)	102	1,676
FormFactor, Inc.* (Semiconductors)	289	2,618
Forrester Research, Inc. (Commercial Services)	51	1,681
Forward Air Corp. (Transportation)	85	2,872
FPIC Insurance Group, Inc.* (Insurance)	34	1,417
Franklin Electric Co., Inc. (Hand/Machine Tools)	51	2,394
Franklin Street Properties Corp. (REIT)	204	2,634
Fred's, Inc. (Retail)	170	2,453
Fresh Del Monte Produce, Inc. (Food)	85	2,267
Frontline, Ltd. (Transportation)	119	1,754
FTI Consulting, Inc.* (Commercial Services)	102	3,870
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	51	1,272
Fuller (H.B.) Co. (Chemicals)	136	3,321
FX Energy, Inc.* (Oil & Gas)	187	1,642
G & K Services, Inc. (Textiles)	68	2,302
G-III Apparel Group, Ltd.* (Apparel)	51	1,758
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	17	787
Gaylord Entertainment Co.* (Lodging)	102	3,060
GenCorp, Inc.* (Aerospace/Defense)	187	1,201
Generac Holdings, Inc.* (Electrical Components & Equipment)	85	1,649
General Communication, Inc.—Class A* (Telecommunications)	136	1,642
Genesco, Inc.* (Retail)	51	2,657
Genesee & Wyoming, Inc.—Class A* (Transportation)	119	6,978
Genomic Health, Inc.* (Healthcare-Products)	51	1,423
Gentiva Health Services, Inc.* (Healthcare-Services)	85	1,771
GeoEye, Inc.* (Telecommunications)	68	2,543
GeoResources, Inc.* (Oil & Gas)	85	1,912
Georgia Gulf Corp.* (Chemicals)	85	2,052
Geron Corp.* (Biotechnology)	442	1,772
Getty Realty Corp. (REIT)	85	2,145
GFI Group, Inc. (Diversified Financial Services)	272	1,248
Gibraltar Industries, Inc.* (Iron/Steel)	102	1,155
Glacier Bancorp, Inc. (Banks)	272	3,667
Glatfelter (Forest Products & Paper)	136	2,092
Glimcher Realty Trust (REIT)	255	2,423
Global Crossing, Ltd.* (Telecommunications)	68	2,610
Global Geophysical Services, Inc.* (Oil & Gas Services)	51	908
Global Industries, Ltd.* (Oil & Gas Services)	272	1,491
Global Power Equipment Group, Inc.* (Machinery-Diversified)	17	451
Globe Specialty Metals, Inc. (Mining)	187	4,193
Globecomm Systems, Inc.* (Telecommunications)	68	1,058
GNC Acquisition Holdings, Inc.—Class A* (Retail)	51	1,112
Golar LNG, Ltd. (Transportation)	85	2,966
Gold Resource Corp. (Mining)	68	1,695
Golden Star Resources, Ltd.* (Mining)	782	1,720
Goodrich Petroleum Corp.* (Oil & Gas)	85	1,565
Government Properties Income Trust (REIT)	102	2,756
Graham Packaging Co., Inc.* (Packaging & Containers)	68	1,715

Common Stocks, continued

	Shares	Value
Grand Canyon Education, Inc.* (Commercial Services)	85	$1,205
Granite Construction, Inc. (Engineering & Construction)	102	2,502
Graphic Packaging Holding Co.* (Packaging & Containers)	442	2,404
Great Lakes Dredge & Dock Co. (Commercial Services)	204	1,138
Greatbatch, Inc.* (Electrical Components & Equipment)	68	1,824
Greenlight Capital Re, Ltd.—Class A* (Insurance)	102	2,682
Griffon Corp.* (Miscellaneous Manufacturing)	170	1,714
Group 1 Automotive, Inc. (Retail)	68	2,800
GT Solar International, Inc.* (Semiconductors)	306	4,957
Gulf Island Fabrication, Inc. (Oil & Gas Services)	51	1,646
GulfMark Offshore, Inc.—Class A* (Transportation)	68	3,005
Gulfport Energy Corp.* (Oil & Gas)	102	3,028
H&E Equipment Services, Inc.* (Commercial Services)	102	1,427
Haemonetics Corp.* (Healthcare-Products)	51	3,283
Halozyme Therapeutics, Inc.* (Biotechnology)	289	1,997
Hancock Holding Co. (Banks)	187	5,808
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	85	2,080
Harleysville Group, Inc. (Insurance)	68	2,120
Harmonic, Inc.* (Telecommunications)	340	2,458
Harte-Hanks, Inc. (Advertising)	136	1,104
Harvest Natural Resources, Inc.* (Oil & Gas)	102	1,125
Hatteras Financial Corp. (REIT)	221	6,239
Haynes International, Inc. (Metal Fabricate/ Hardware)	34	2,106
Healthcare Realty Trust, Inc. (REIT)	170	3,507
Healthcare Services Group, Inc. (Commercial Services)	221	3,591
HEALTHSOUTH Corp.* (Healthcare-Services)	238	6,245
HealthSpring, Inc.* (Healthcare-Services)	170	7,842
Healthways, Inc.* (Healthcare-Services)	102	1,548
Heartland Express, Inc. (Transportation)	136	2,252
Heartland Payment Systems, Inc. (Commercial Services)	102	2,101
HeartWare International, Inc.* (Healthcare-Products)	34	2,519
Heckmann Corp.* (Beverages)	272	1,643
Hecla Mining Co.* (Mining)	799	6,144
HEICO Corp. (Aerospace/Defense)	102	5,583
Heidrick & Struggles International, Inc. (Commercial Services)	51	1,155
Helen of Troy, Ltd.* (Household Products/Wares)	85	2,935
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	289	4,786
Hercules Offshore, Inc.* (Oil & Gas Services)	272	1,499
Hercules Technology Growth Capital, Inc. (Investment Companies)	187	1,967
Herman Miller, Inc. (Office Furnishings)	136	3,702
Hersha Hospitality Trust (REIT)	425	2,367
Hexcel Corp.* (Aerospace/Defense Equipment)	255	5,582
HFF, Inc.—Class A* (Real Estate)	85	1,283
Hibbett Sports, Inc.* (Retail)	68	2,768
Higher One Holdings, Inc.* (Diversified Financial Services)	85	1,608
Highwoods Properties, Inc. (REIT)	102	3,379
Hillenbrand, Inc. (Commercial Services)	153	3,618
Hilltop Holdings, Inc.* (Real Estate)	170	1,503
Hittite Microwave Corp.* (Semiconductors)	85	5,262

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 71

Common Stocks, continued

	Shares	Value
HMS Holdings Corp.* (Commercial Services)	85	$6,534
HNI Corp. (Office Furnishings)	119	2,989
Home Bancshares, Inc. (Banks)	68	1,608
Home Properties, Inc. (REIT)	68	4,140
Horace Mann Educators Corp. (Insurance)	119	1,858
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	68	1,870
Horsehead Holding Corp.* (Mining)	102	1,359
Hot Topic, Inc. (Retail)	119	885
HSN, Inc.* (Retail)	102	3,358
Hub Group, Inc.—Class A* (Transportation)	102	3,841
Hudson Pacific Properties, Inc. (REIT)	85	1,320
Huron Consulting Group, Inc.* (Commercial Services)	68	2,054
Hypercom Corp.* (Telecommunications)	170	1,671
Hyperdynamics Corp.* (Oil & Gas)	442	1,901
IBERIABANK Corp. (Banks)	68	3,920
ICF International, Inc.* (Commercial Services)	68	1,726
ICG Group, Inc.* (Internet)	102	1,247
ICO Global Communications (Holding), Ltd.* (Telecommunications)	442	1,224
Iconix Brand Group, Inc.* (Apparel)	187	4,525
ICU Medical, Inc.* (Healthcare-Products)	68	2,972
IDACORP, Inc. (Electric)	102	4,029
IDT Corp. (Telecommunications)	34	919
iGATE Corp. (Computers)	85	1,387
II-VI, Inc.* (Electronics)	136	3,482
Immucor, Inc.* (Healthcare-Products)	187	3,819
ImmunoGen, Inc.* (Biotechnology)	204	2,487
Impax Laboratories, Inc.* (Pharmaceuticals)	153	3,334
Incyte, Corp.* (Biotechnology)	221	4,186
Independent Bank Corp./MA (Banks)	85	2,231
Infinera Corp.* (Telecommunications)	357	2,467
Infinity Property & Casualty Corp. (Insurance)	34	1,858
InfoSpace, Inc.* (Internet)	170	1,550
Inland Real Estate Corp. (REIT)	221	1,951
Innophos Holdings, Inc. (Chemicals)	51	2,489
Innospec, Inc.* (Chemicals)	51	1,714
Inphi Corp.* (Semiconductors)	51	887
Insight Enterprises, Inc.* (Retail)	136	2,409
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	102	2,139
Insperity, Inc. (Commercial Services)	68	2,013
Insulet Corp.* (Healthcare-Products)	119	2,638
Integra LifeSciences Holdings* (Biotechnology)	51	2,438
Integrated Device Technology, Inc.* (Semiconductors)	357	2,806
Inter Parfums, Inc. (Cosmetics/Personal Care)	51	1,175
Interactive Intelligence, Inc.* (Software)	51	1,788
InterDigital, Inc. (Telecommunications)	119	4,861
Interface, Inc.—Class A (Office Furnishings)	119	2,305
Interline Brands, Inc.* (Building Materials)	102	1,874
Intermec, Inc.* (Machinery-Diversified)	136	1,501
InterMune, Inc.* (Biotechnology)	119	4,266
Internap Network Services Corp.* (Internet)	136	1,000
International Bancshares Corp. (Banks)	119	1,991
International Speedway Corp.—Class A (Entertainment)	68	1,932
Interval Leisure Group, Inc.* (Leisure Time)	119	1,629
INTL FCStone, Inc.* (Diversified Financial Services)	51	1,235
Intralinks Holdings, Inc.* (Internet)	85	1,469
Invacare Corp. (Healthcare-Products)	51	1,693
Invesco Mortgage Capital, Inc. (REIT)	187	3,951

Common Stocks, continued

	Shares	Value
Investment Technology Group, Inc.* (Diversified Financial Services)	119	$1,668
Investors Bancorp, Inc.* (Savings & Loans)	187	2,655
Investors Real Estate Trust (REIT)	238	2,061
ION Geophysical Corp.* (Oil & Gas Services)	323	3,056
IPC The Hospitalist Co.* (Healthcare-Services)	51	2,364
Iridium Communications, Inc.* (Telecommunications)	136	1,176
iRobot Corp.* (Machinery-Diversified)	68	2,400
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	170	2,672
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	357	3,270
iStar Financial, Inc.* (REIT)	340	2,757
Ixia* (Telecommunications)	102	1,306
IXYS Corp.* (Semiconductors)	85	1,273
J & J Snack Foods Corp. (Food)	51	2,542
j2 Global Communications, Inc.* (Internet)	136	3,839
Jack Henry & Associates, Inc. (Computers)	204	6,122
Jack in the Box, Inc.* (Retail)	136	3,098
Jaguar Mining, Inc.* (Mining)	255	1,219
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	85	1,565
James River Coal Co.* (Coal)	119	2,478
Jazz Pharmaceuticals, Inc.* (Pharmaceuticals)	68	2,268
JDA Software Group, Inc.* (Software)	102	3,151
JetBlue Airways Corp.* (Airlines)	646	3,941
John Bean Technologies Corp. (Miscellaneous Manufacturing)	119	2,299
Jos. A. Bank Clothiers, Inc.* (Retail)	68	3,401
K12, Inc.* (Commercial Services)	85	2,817
Kadant, Inc.* (Machinery-Diversified)	51	1,607
Kaiser Aluminum Corp. (Mining)	51	2,786
Kaman Corp. (Aerospace/Defense)	68	2,412
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	136	2,254
Kaydon Corp. (Metal Fabricate/Hardware)	85	3,172
KB Home (Home Builders)	255	2,494
KBW, Inc. (Diversified Financial Services)	102	1,907
Kelly Services, Inc.—Class A* (Commercial Services)	68	1,122
KEMET Corp.* (Electronics)	102	1,458
Kenexa Corp.* (Commercial Services)	68	1,631
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	238	1,126
Key Energy Services, Inc.* (Oil & Gas Services)	323	5,814
Kforce, Inc.* (Commercial Services)	102	1,334
Kilroy Realty Corp. (REIT)	170	6,713
Kindred Healthcare, Inc.* (Healthcare-Services)	136	2,920
KIT Digital, Inc.* (Internet)	119	1,421
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	289	3,185
Knight Transportation, Inc. (Transportation)	153	2,599
Knightsbridge Tankers, Ltd. (Transportation)	51	1,124
Knoll, Inc. (Office Furnishings)	119	2,388
Knology, Inc.* (Telecommunications)	85	1,262
Kodiak Oil & Gas Corp.* (Oil & Gas)	476	2,747
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	51	1,934
Korn/Ferry International* (Commercial Services)	119	2,617
Kraton Performance Polymers, Inc.* (Chemicals)	85	3,329
Krispy Kreme Doughnuts, Inc.* (Retail)	153	1,455
Kulicke & Soffa Industries, Inc.* (Semiconductors)	187	2,083
L-1 Identity Solutions, Inc.* (Electronics)	170	1,998
La-Z-Boy, Inc.* (Home Furnishings)	153	1,510
Laclede Group, Inc. (Gas)	119	4,502
Lakeland Financial Corp. (Banks)	136	3,027

See accompanying notes to the financial statements.

72 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Lancaster Colony Corp. (Miscellaneous Manufacturing)	51	$3,102
Landauer, Inc. (Commercial Services)	34	2,094
LaSalle Hotel Properties (REIT)	238	6,269
Lattice Semiconductor Corp.* (Semiconductors)	323	2,106
Lawson Software, Inc.* (Software)	374	4,196
Layne Christensen Co.* (Engineering & Construction)	51	1,547
Leap Wireless International, Inc.* (Telecommunications)	153	2,483
Lexington Realty Trust (REIT)	323	2,949
LHC Group, Inc.* (Healthcare-Services)	51	1,176
Life Time Fitness, Inc.* (Leisure Time)	102	4,071
Limelight Networks, Inc.* (Internet)	221	1,008
Lincoln Educational Services Corp. (Commercial Services)	68	1,166
Lindsay Manufacturing Co. (Machinery-Diversified)	34	2,339
Liquidity Services, Inc.* (Internet)	51	1,204
Lithia Motors, Inc.—Class A (Retail)	85	1,669
Littelfuse, Inc. (Electrical Components & Equipment)	51	2,995
Live Nation, Inc.* (Commercial Services)	340	3,900
LivePerson, Inc.* (Computers)	153	2,163
Liz Claiborne, Inc.* (Apparel)	204	1,091
LogMeIn, Inc.* (Telecommunications)	51	1,967
Loral Space & Communications, Inc.* (Telecommunications)	34	2,362
Louisiana-Pacific Corp.* (Forest Products & Paper)	357	2,906
LSB Industries, Inc.* (Miscellaneous Manufacturing)	51	2,189
LTC Properties, Inc. (REIT)	68	1,892
LTX-Credence Corp.* (Semiconductors)	153	1,368
Lufkin Industries, Inc. (Oil & Gas Services)	68	5,851
Lumber Liquidators Holdings, Inc.* (Retail)	68	1,727
Luminex Corp.* (Healthcare-Products)	102	2,132
M.D.C. Holdings, Inc. (Home Builders)	102	2,513
Magellan Health Services, Inc.* (Healthcare-Services)	85	4,653
Magma Design Automation, Inc.* (Electronics)	170	1,358
Magnum Hunter Resources Corp.* (Oil & Gas)	340	2,298
Maiden Holdings, Ltd. (Insurance)	153	1,392
Maidenform Brands, Inc.* (Apparel)	68	1,881
Main Street Capital Corp. (Investment Companies)	102	1,933
MAKO Surgical Corp.* (Healthcare-Products)	85	2,527
Manhattan Associates, Inc.* (Computers)	51	1,756
MannKind Corp.* (Pharmaceuticals)	238	904
ManTech International Corp.—Class A (Software)	68	3,021
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	85	1,357
MarketAxess Holdings, Inc. (Diversified Financial Services)	85	2,130
Marten Transport, Ltd. (Transportation)	51	1,102
Masimo Corp. (Healthcare-Products)	119	3,532
MasTec, Inc.* (Telecommunications)	153	3,017
Materion Corp.* (Mining)	51	1,885
Matrix Service Co.* (Oil & Gas Services)	85	1,137
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	102	4,095
MAXIMUS, Inc. (Commercial Services)	51	4,219
Maxwell Technologies, Inc.* (Computers)	102	1,651
MB Financial, Inc. (Banks)	119	2,290
MCG Capital Corp. (Investment Companies)	408	2,481
McGrath Rentcorp (Commercial Services)	102	2,864
McMoRan Exploration Co.* (Oil & Gas)	272	5,027

Common Stocks, continued

	Shares	Value
MDC Partners, Inc.—Class A (Advertising)	68	$1,228
Meadowbrook Insurance Group, Inc. (Insurance)	459	4,549
Measurement Specialties, Inc.* (Electronics)	51	1,821
MedAssets, Inc.* (Software)	136	1,817
Medical Properties Trust, Inc. (REIT)	340	3,910
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	136	5,191
Medidata Solutions, Inc.* (Software)	51	1,217
Medifast, Inc.* (Commercial Services)	34	807
Medivation, Inc.* (Pharmaceuticals)	85	1,822
MedQuist Holdings, Inc.* (Software)	85	1,098
Mentor Graphics Corp.* (Computers)	221	2,831
Mercury Computer Systems, Inc.* (Computers)	102	1,905
Meredith Corp. (Media)	85	2,646
Meridian Bioscience, Inc. (Healthcare-Products)	119	2,869
Merit Medical Systems, Inc.* (Healthcare-Products)	85	1,527
Meritage Homes Corp.* (Home Builders)	102	2,301
Meritor, Inc.* (Auto Parts & Equipment)	255	4,090
Methode Electronics, Inc. (Electronics)	170	1,974
MF Global Holdings, Ltd.* (Diversified Financial Services)	408	3,158
MFA Financial, Inc. (REIT)	918	7,381
MGE Energy, Inc. (Electric)	136	5,512
MGIC Investment Corp.* (Insurance)	476	2,832
Micrel, Inc. (Semiconductors)	119	1,259
Micromet, Inc.* (Biotechnology)	289	1,659
Microsemi Corp.* (Semiconductors)	221	4,530
MicroStrategy, Inc.—Class A* (Software)	17	2,766
Mid-America Apartment Communities, Inc. (REIT)	85	5,735
Mine Safety Appliances Co. (Environmental Control)	68	2,539
Minerals Technologies, Inc. (Chemicals)	51	3,381
MIPS Technologies, Inc.* (Semiconductors)	136	940
MKS Instruments, Inc. (Semiconductors)	136	3,593
Mobile Mini, Inc.* (Storage/Warehousing)	102	2,161
Modine Manufacturing Co.* (Auto Parts & Equipment)	153	2,352
Molina Healthcare, Inc.* (Healthcare-Services)	102	2,766
Momenta Pharmaceuticals, Inc.* (Biotechnology)	153	2,977
Monolithic Power Systems, Inc.* (Semiconductors)	85	1,311
Monotype Imaging Holdings, Inc.* (Software)	102	1,441
Monro Muffler Brake, Inc. (Commercial Services)	85	3,170
Montpelier Re Holdings, Ltd. (Insurance)	170	3,060
Moog, Inc.—Class A* (Aerospace/Defense)	119	5,179
Motricity, Inc.* (Telecommunications)	102	788
Move, Inc.* (Internet)	391	856
MTS Systems Corp. (Computers)	51	2,133
Mueller Industries, Inc. (Metal Fabricate/ Hardware)	102	3,867
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	544	2,165
MVC Capital, Inc. (Investment Companies)	102	1,349
MWI Veterinary Supply, Inc.* (Distribution/ Wholesale)	34	2,746
Myers Industries, Inc. (Miscellaneous Manufacturing)	119	1,223
MYR Group, Inc.* (Engineering & Construction)	68	1,591
NACCO Industries, Inc.—Class A (Machinery-Diversified)	17	1,646
Nanometrics, Inc.* (Semiconductors)	68	1,291

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 73

Common Stocks, continued

	Shares	Value
Nash Finch Co. (Food)	34	$1,218
National CineMedia, Inc. (Entertainment)	136	2,300
National Financial Partners* (Diversified Financial Services)	119	1,373
National Health Investors, Inc. (REIT)	85	3,777
National Healthcare Corp. (Healthcare-Services)	51	2,528
National Penn Bancshares, Inc. (Banks)	323	2,561
National Presto Industries, Inc. (Housewares)	17	1,725
National Retail Properties, Inc. (REIT)	170	4,167
National Western Life Insurance Co.—Class A (Insurance)	17	2,711
Natus Medical, Inc.* (Healthcare-Products)	85	1,288
Navigant Consulting Co.* (Commercial Services)	136	1,427
NBT Bancorp, Inc. (Banks)	289	6,396
Neenah Paper, Inc. (Forest Products & Paper)	51	1,085
Nektar Therapeutics* (Biotechnology)	306	2,225
Nelnet, Inc.—Class A (Diversified Financial Services)	85	1,875
Neogen Corp.* (Pharmaceuticals)	85	3,843
Neoprobe Corp.* (Healthcare-Products)	221	734
NETGEAR, Inc.* (Telecommunications)	85	3,716
Netlogic Microsystems, Inc.* (Semiconductors)	170	6,871
NetScout Systems, Inc.* (Computers)	119	2,486
NetSuite, Inc.* (Software)	68	2,666
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	136	1,095
Neutral Tandem, Inc.* (Telecommunications)	102	1,777
New Jersey Resources Corp. (Gas)	119	5,309
Newcastle Investment Corp. (REIT)	221	1,277
NewMarket Corp. (Chemicals)	17	2,902
Newpark Resources, Inc.* (Oil & Gas Services)	221	2,004
Newport Corp.* (Electronics)	119	2,162
NIC, Inc. (Internet)	187	2,517
Noranda Aluminum Holding Corp.* (Mining)	85	1,287
Nordic American Tankers, Ltd. (Transportation)	119	2,706
Northern Oil and Gas, Inc.* (Oil & Gas)	153	3,389
NorthStar Realty Finance Corp. (REIT)	391	1,576
Northwest Bancshares, Inc. (Savings & Loans)	425	5,346
Northwest Natural Gas Co. (Gas)	68	3,069
NorthWestern Corp. (Electric)	102	3,377
NPS Pharmaceuticals, Inc.* (Biotechnology)	238	2,249
NTELOS Holdings Corp. (Telecommunications)	119	2,430
Nu Skin Enterprises, Inc. (Retail)	119	4,468
Nutrisystem, Inc. (Commercial Services)	85	1,195
NuVasive, Inc.* (Healthcare-Products)	102	3,354
NxStage Medical, Inc.* (Healthcare-Products)	119	2,478
Oasis Petroleum, Inc.* (Oil & Gas)	136	4,036
Oclaro, Inc.* (Telecommunications)	119	800
Ocwen Financial Corp.* (Diversified Financial Services)	187	2,386
OCZ Technology Group, Inc.* (Computers)	136	1,088
Office Depot, Inc.* (Retail)	646	2,726
OfficeMax, Inc.* (Retail)	204	1,601
Old Dominion Freight Line, Inc.* (Transportation)	119	4,439
Old National Bancorp (Banks)	204	2,203
Olin Corp. (Chemicals)	187	4,237
OM Group, Inc.* (Chemicals)	85	3,454
OMEGA Healthcare Investors, Inc. (REIT)	238	5,000
Omnicell, Inc.* (Software)	85	1,325
OmniVision Technologies, Inc.* (Semiconductors)	136	4,734
Omnova Solutions, Inc.* (Chemicals)	119	828
On Assignment, Inc.* (Commercial Services)	102	1,003
Oncothyreon, Inc.* (Biotechnology)	102	937
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	153	5,401
OpenTable, Inc.* (Internet)	51	4,239
Opko Health, Inc.* (Pharmaceuticals)	612	2,258

Common Stocks, continued

	Shares	Value
Oplink Communications, Inc.* (Telecommunications)	68	$1,267
OPNET Technologies, Inc. (Software)	34	1,392
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	119	1,415
optionsXpress Holdings, Inc. (Diversified Financial Services)	85	1,418
OraSure Technologies, Inc.* (Healthcare-Products)	153	1,305
Orbital Sciences Corp.* (Aerospace/Defense)	204	3,437
Orient-Express Hotels, Ltd.—Class A* (Lodging)	289	3,107
Oriental Financial Group, Inc. (Banks)	204	2,630
Oritani Financial Corp. (Savings & Loans)	255	3,261
Ormat Technologies, Inc. (Electric)	51	1,123
Orthofix International N.V.* (Healthcare-Products)	51	2,166
OSI Systems, Inc.* (Electronics)	51	2,193
Otter Tail Corp. (Electric)	136	2,870
Overseas Shipholding Group, Inc. (Transportation)	68	1,832
Owens & Minor, Inc. (Distribution/Wholesale)	187	6,450
Oxford Industries, Inc. (Apparel)	34	1,148
OYO Geospace Corp.* (Oil & Gas Services)	17	1,700
P.F. Chang's China Bistro, Inc. (Retail)	51	2,052
Pacific Biosciences of California, Inc.* (Biotechnology)	102	1,193
PacWest Bancorp (Banks)	68	1,399
PAETEC Holding Corp.* (Telecommunications)	323	1,547
Papa John's International, Inc.* (Retail)	51	1,696
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	68	2,243
Parametric Technology Corp.* (Software)	289	6,627
Paramount Gold and Silver Corp.* (Mining)	323	1,053
PAREXEL International Corp.* (Commercial Services)	153	3,605
Park Electrochemical Corp. (Electronics)	102	2,851
Park National Corp. (Banks)	51	3,359
Parker Drilling Co.* (Oil & Gas)	306	1,790
Parkway Properties, Inc. (REIT)	68	1,160
Patriot Coal Corp.* (Coal)	255	5,676
PDL BioPharma, Inc. (Biotechnology)	425	2,495
Pebblebrook Hotel Trust (REIT)	153	3,089
Peet's Coffee & Tea, Inc.* (Beverages)	34	1,962
Pegasystems, Inc. (Software)	51	2,374
Penn Virginia Corp. (Oil & Gas)	136	1,797
PennantPark Investment Corp. (Investment Companies)	187	2,096
Pennsylvania REIT (REIT)	153	2,402
PennyMac Mortgage Investment Trust (REIT)	136	2,254
Penske Automotive Group, Inc. (Retail)	102	2,319
Perry Ellis International, Inc.* (Apparel)	51	1,288
Petroleum Development* (Oil & Gas)	68	2,034
PetroQuest Energy, Inc.* (Oil & Gas)	170	1,193
Pharmacyclics, Inc.* (Pharmaceuticals)	119	1,242
PharMerica Corp.* (Pharmaceuticals)	85	1,085
PHH Corp.* (Commercial Services)	153	3,140
Photronics, Inc.* (Semiconductors)	136	1,152
PICO Holdings, Inc.* (Water)	68	1,972
Piedmont Natural Gas Co., Inc. (Gas)	170	5,144
Pier 1 Imports, Inc.* (Retail)	272	3,147
Pinnacle Entertainment, Inc.* (Entertainment)	153	2,280
Pinnacle Financial Partners, Inc.* (Banks)	85	1,323
Pioneer Drilling Co.* (Oil & Gas)	136	2,073
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	68	1,959
Plantronics, Inc. (Telecommunications)	136	4,968
Platinum Underwriters Holdings, Ltd. (Insurance)	85	2,825

See accompanying notes to the financial statements.

74 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Plexus Corp.* (Electronics)	85	$2,959
PMFG, Inc.* (Miscellaneous Manufacturing)	68	1,350
PNM Resources, Inc. (Electric)	221	3,700
PolyOne Corp. (Chemicals)	221	3,419
Pool Corp. (Distribution/Wholesale)	136	4,054
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	51	4,324
Portland General Electric Co. (Electric)	136	3,438
Post Properties, Inc. (REIT)	119	4,850
Potlatch Corp. (Forest Products & Paper)	102	3,598
Powell Industries, Inc.* (Electrical Components & Equipment)	34	1,241
Power Integrations, Inc. (Semiconductors)	68	2,613
Power-One, Inc.* (Electrical Components & Equipment)	187	1,515
Powerwave Technologies, Inc.* (Telecommunications)	510	1,505
Pre-Paid Legal Services, Inc.* (Commercial Services)	68	4,521
Premiere Global Services, Inc.* (Telecommunications)	204	1,628
Prestige Brands Holdings, Inc.* (Healthcare-Products)	136	1,746
PriceSmart, Inc. (Retail)	51	2,613
Primerica, Inc. (Insurance)	102	2,241
Primoris Services Corp. (Holding Companies-Diversified)	85	1,097
PrivateBancorp, Inc. (Banks)	136	1,877
ProAssurance Corp.* (Insurance)	85	5,950
Progress Software Corp.* (Software)	170	4,102
PROS Holdings, Inc.* (Software)	68	1,189
Prospect Capital Corp. (Investment Companies)	255	2,578
Prosperity Bancshares, Inc. (Banks)	102	4,470
Provident Financial Services, Inc. (Savings & Loans)	221	3,165
Provident New York Bancorp (Savings & Loans)	238	1,990
PS Business Parks, Inc. (REIT)	34	1,873
PSS World Medical, Inc.* (Healthcare-Products)	119	3,333
QLIK Technologies, Inc.* (Software)	170	5,790
Quad Graphics, Inc. (Commercial Services)	51	1,982
Quaker Chemical Corp. (Chemicals)	51	2,194
Quality Systems, Inc. (Software)	51	4,452
Quanex Building Products Corp. (Building Materials)	119	1,950
Quantum Corp.* (Computers)	595	1,964
Quest Software, Inc.* (Software)	153	3,478
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	136	3,278
Quidel Corp.* (Healthcare-Products)	85	1,288
Quiksilver, Inc.* (Apparel)	374	1,758
QuinStreet, Inc.* (Internet)	68	883
Radian Group, Inc. (Insurance)	357	1,510
Radiant Systems, Inc.* (Computers)	102	2,132
Rambus, Inc.* (Semiconductors)	238	3,494
Ramco-Gershenson Properties Trust (REIT)	34	421
Raven Industries, Inc. (Miscellaneous Manufacturing)	51	2,841
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	68	2,568
RealD, Inc.* (Computers)	85	1,988
RealPage, Inc.* (Software)	85	2,250
Red Robin Gourmet Burgers, Inc.* (Retail)	34	1,237
Redwood Trust, Inc. (REIT)	221	3,342
Regis Corp. (Retail)	153	2,344
Renasant Corp. (Banks)	119	1,724
Rent-A-Center, Inc. (Commercial Services)	153	4,676
Common Stocks, continued

	Shares	Value
Resolute Energy Corp.* (Oil & Gas)	136	$2,198
Resource Capital Corp. (REIT)	561	3,546
Resources Connection, Inc. (Commercial Services)	136	1,637
Retail Opportunity Investments Corp. (REIT)	119	1,280
Rex Energy Corp.* (Oil & Gas)	102	1,048
RF Micro Devices, Inc.* (Telecommunications)	663	4,058
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	204	1,871
RightNow Technologies, Inc.* (Software)	68	2,203
Rite Aid Corp.* (Retail)	1,394	1,854
RLI Corp. (Insurance)	68	4,211
RLJ Lodging Trust (REIT)	68	1,181
Robbins & Myers, Inc. (Machinery-Diversified)	102	5,391
Rofin-Sinar Technologies, Inc.* (Electronics)	68	2,322
Rogers Corp.* (Electronics)	34	1,571
Rollins, Inc. (Commercial Services)	221	4,504
Rosetta Resources, Inc.* (Oil & Gas)	136	7,009
RSC Holdings, Inc.* (Commercial Services)	204	2,440
RTI International Metals, Inc.* (Mining)	68	2,609
Ruby Tuesday, Inc.* (Retail)	170	1,833
Ruddick Corp. (Food)	119	5,181
Rudolph Technologies, Inc.* (Semiconductors)	85	910
Rue21, Inc.* (Retail)	34	1,105
Rural/Metro Corp.* (Commercial Services)	102	1,758
Rush Enterprises, Inc.* (Retail)	119	2,265
S&T Bancorp, Inc. (Banks)	136	2,528
S1 Corp.* (Internet)	221	1,653
Sabra Health Care REIT, Inc. (REIT)	119	1,988
Safeguard Scientifics, Inc.* (Internet)	85	1,605
Safety Insurance Group, Inc. (Insurance)	51	2,144
Saks, Inc.* (Retail)	289	3,228
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	136	5,417
Sanderson Farms, Inc. (Food)	51	2,437
Sandy Spring Bancorp, Inc. (Banks)	68	1,223
Sangamo BioSciences, Inc.* (Biotechnology)	170	1,001
Sanmina-SCI Corp.* (Electronics)	187	1,932
Sapient Corp.* (Internet)	255	3,833
Sauer-Danfoss, Inc.* (Machinery-Diversified)	34	1,713
Savient Pharmaceuticals, Inc.* (Biotechnology)	187	1,401
SAVVIS, Inc.* (Telecommunications)	102	4,032
ScanSource, Inc.* (Distribution/Wholesale)	68	2,549
SCBT Financial Corp. (Banks)	51	1,463
Scholastic Corp. (Media)	102	2,713
Schulman (A.), Inc. (Chemicals)	85	2,141
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	51	2,864
Scientific Games Corp.—Class A* (Entertainment)	170	1,758
Seattle Genetics, Inc.* (Biotechnology)	255	5,233
Select Comfort Corp.* (Retail)	136	2,445
Select Medical Holdings Corp.* (Healthcare-Services)	136	1,206
Selective Insurance Group, Inc. (Insurance)	170	2,766
SemGroup Corp.—Class A* (Pipelines)	102	2,618
Semtech Corp.* (Semiconductors)	153	4,183
Sensient Technologies Corp. (Chemicals)	136	5,042
Sequenom, Inc.* (Biotechnology)	272	2,054
SFN Group, Inc.* (Commercial Services)	136	1,236
Shenandoah Telecommunications Co. (Telecommunications)	102	1,736
Ship Finance International, Ltd. (Transportation)	119	2,144
ShoreTel, Inc.* (Telecommunications)	119	1,214
Shuffle Master, Inc.* (Entertainment)	187	1,749
Shutterfly, Inc.* (Internet)	68	3,905
SIGA Technologies, Inc.* (Pharmaceuticals)	85	828

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 75

Common Stocks, continued

	Shares	Value
Signature Bank* (Banks)	85	$4,862
Silicon Graphics International Corp.* (Computers)	85	1,462
Silicon Image, Inc.* (Semiconductors)	204	1,318
Simmons First National Corp.—Class A (Banks)	102	2,617
Simpson Manufacturing Co., Inc. (Building Materials)	119	3,555
Sinclair Broadcast Group, Inc.—Class A (Media)	119	1,307
Six Flags Entertainment Corp. (Entertainment)	51	1,910
SJW Corp. (Water)	68	1,648
Skechers U.S.A., Inc.—Class A* (Apparel)	102	1,477
SkyWest, Inc. (Airlines)	153	2,304
Smart Balance, Inc.* (Food)	170	881
Smart Modular Technologies (WWH), Inc.* (Computers)	170	1,557
Smith Corp. (Miscellaneous Manufacturing)	102	4,315
Snyders-Lance, Inc. (Food)	119	2,574
Solar Capital, Ltd. (Investment Companies)	119	2,938
Solarwinds, Inc.* (Software)	136	3,555
Sonic Automotive, Inc. (Retail)	102	1,494
Sonic Corp.* (Retail)	153	1,626
SonoSite, Inc.* (Healthcare-Products)	51	1,794
Sonus Networks, Inc.* (Telecommunications)	544	1,763
Sotheby's (Commercial Services)	153	6,655
Sourcefire, Inc.* (Internet)	68	2,021
South Jersey Industries, Inc. (Gas)	85	4,616
Southside Bancshares, Inc. (Banks)	68	1,350
Southwest Gas Corp. (Gas)	102	3,938
Sovran Self Storage, Inc. (REIT)	68	2,788
Spansion, Inc.—Class A* (Computers)	136	2,621
Spartan Stores, Inc. (Food)	85	1,660
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	34	1,088
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	136	1,260
SRA International, Inc.—Class A* (Computers)	102	3,154
SS&C Technologies Holdings, Inc.* (Software)	85	1,689
Stage Stores, Inc. (Retail)	102	1,714
Standard Microsystems Corp.* (Semiconductors)	85	2,294
Standard Pacific Corp.* (Home Builders)	425	1,424
Standex International Corp. (Miscellaneous Manufacturing)	34	1,043
Star Scientific, Inc.* (Agriculture)	289	1,301
Starwood Property Trust, Inc. (REIT)	221	4,533
State Bank Finacial Corp.* (Banks)	102	1,670
STEC, Inc.* (Computers)	102	1,735
Steelcase, Inc.—Class A (Office Furnishings)	221	2,517
Steiner Leisure, Ltd.* (Commercial Services)	51	2,330
Stepan Co. (Chemicals)	34	2,411
STERIS Corp. (Healthcare-Products)	153	5,352
Sterling Bancshares, Inc. (Banks)	187	1,526
Sterling Financial Corp.* (Banks)	102	1,639
Steven Madden, Ltd.* (Apparel)	85	3,188
Stewart Enterprises, Inc.—Class A (Commercial Services)	272	1,986
Stifel Financial Corp.* (Diversified Financial Services)	119	4,267
Stillwater Mining Co.* (Mining)	255	5,613
Stone Energy Corp.* (Oil & Gas)	136	4,133
Stoneridge, Inc.* (Electronics)	102	1,503
STR Holdings, Inc.* (Miscellaneous Manufacturing)	68	1,015
Stratasys, Inc.* (Computers)	51	1,719
Strategic Hotels & Resorts, Inc.* (REIT)	476	3,370
Strayer Education, Inc. (Commercial Services)	34	4,297

Common Stocks, continued

	Shares	Value
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	68	$1,493
SuccessFactors, Inc.* (Commercial Services)	187	5,498
Sun Communities, Inc. (REIT)	51	1,903
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	34	1,625
Sunrise Assisted Living, Inc.* (Healthcare-Services)	153	1,458
Sunstone Hotel Investors, Inc.* (REIT)	272	2,521
Super Micro Computer, Inc.* (Computers)	85	1,368
Superior Industries International, Inc. (Auto Parts & Equipment)	68	1,503
Susquehanna Bancshares, Inc. (Banks)	272	2,176
SVB Financial Group* (Banks)	102	6,090
Swift Energy Co.* (Oil & Gas)	102	3,802
Swift Transportation Co.* (Transportation)	204	2,764
Swisher Hygiene, Inc.* (Commercial Services)	204	1,149
Sycamore Networks, Inc. (Telecommunications)	68	1,512
Sykes Enterprises, Inc.* (Computers)	119	2,562
Symetra Financial Corp. (Insurance)	204	2,740
Symmetry Medical, Inc.* (Healthcare-Products)	153	1,372
Synaptics, Inc.* (Computers)	85	2,188
Synchronoss Technologies, Inc.* (Software)	68	2,158
SYNNEX Corp.* (Software)	102	3,233
Syntel, Inc. (Computers)	34	2,010
Take-Two Interactive Software, Inc.* (Software)	187	2,857
TAL International Group, Inc. (Trucking & Leasing)	68	2,348
Taleo Corp.—Class A* (Software)	85	3,148
Tanger Factory Outlet Centers, Inc. (REIT)	187	5,006
Targa Resources Corp. (Oil & Gas Services)	51	1,706
Targacept, Inc.* (Pharmaceuticals)	85	1,791
Team Health Holdings, Inc.* (Commercial Services)	68	1,531
Team, Inc.* (Commercial Services)	68	1,641
Teekay Tankers, Ltd.—Class A (Transportation)	119	1,119
Tejon Ranch Co.* (Agriculture)	51	1,739
Tekelec* (Telecommunications)	221	2,018
Teledyne Technologies, Inc.* (Aerospace/Defense)	85	4,281
TeleTech Holdings, Inc.* (Commercial Services)	68	1,433
Tennant Co. (Machinery-Diversified)	51	2,036
Tenneco, Inc.* (Auto Parts & Equipment)	153	6,743
Tesco Corp.* (Oil & Gas Services)	85	1,650
Tessera Technologies, Inc.* (Semiconductors)	170	2,914
Tetra Tech, Inc.* (Environmental Control)	170	3,825
TETRA Technologies, Inc.* (Oil & Gas Services)	238	3,030
Texas Capital Bancshares, Inc.* (Banks)	102	2,635
Texas Industries, Inc. (Building Materials)	68	2,831
Texas Roadhouse, Inc.—Class A (Retail)	136	2,385
Textainer Group Holdings, Ltd. (Trucking & Leasing)	51	1,568
The Andersons, Inc. (Agriculture)	51	2,155
The Brink's Co. (Miscellaneous Manufacturing)	119	3,550
The Buckle, Inc. (Retail)	68	2,904
The Cato Corp.—Class A (Retail)	68	1,958
The Children's Place Retail Stores, Inc.* (Retail)	51	2,269
The Corporate Executive Board Co. (Commercial Services)	85	3,710
The Ensign Group, Inc. (Healthcare-Services)	51	1,550
The Finish Line, Inc.—Class A (Retail)	119	2,547
The Fresh Market, Inc.* (Food)	68	2,630
The Geo Group, Inc.* (Commercial Services)	170	3,915
The Gorman-Rupp Co. (Machinery-Diversified)	51	1,680
The Greenbrier Cos., Inc.* (Trucking & Leasing)	51	1,008
The Hain Celestial Group, Inc.* (Food)	85	2,836
The Jones Group, Inc. (Apparel)	204	2,213
The Medicines Co.* (Pharmaceuticals)	136	2,245

See accompanying notes to the financial statements.

76 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
The Men's Wearhouse, Inc. (Retail)	119	$4,010
The Middleby Corp.* (Machinery-Diversified)	51	4,796
The Navigators Group, Inc.* (Insurance)	34	1,598
The New York Times Co.—Class A* (Media)	323	2,817
The Pantry, Inc.* (Retail)	51	958
The Pep Boys-Manny, Moe & Jack (Retail)	136	1,486
The Ryland Group, Inc. (Home Builders)	136	2,248
The Timberland Co.—Class A* (Apparel)	102	4,383
The Ultimate Software Group, Inc.* (Software)	68	3,701
The Warnaco Group, Inc.* (Apparel)	102	5,329
The Wet Seal, Inc.—Class A* (Retail)	238	1,064
Theravance, Inc.* (Pharmaceuticals)	187	4,153
Thompson Creek Metals Co., Inc.* (Mining)	425	4,241
Titan International, Inc. (Auto Parts & Equipment)	102	2,475
Titan Machinery, Inc.* (Distribution/Wholesale)	34	979
TiVo, Inc.* (Home Furnishings)	306	3,149
TNS, Inc.* (Commercial Services)	102	1,693
Tompkins Financial Corp. (Banks)	68	2,668
Tootsie Roll Industries, Inc. (Food)	102	2,985
Tower Group, Inc. (Insurance)	102	2,430
TowneBank (Banks)	153	2,047
TPC Group, Inc.* (Chemicals)	34	1,333
Travelzoo, Inc.* (Internet)	17	1,099
Tredegar Corp. (Miscellaneous Manufacturing)	85	1,560
TreeHouse Foods, Inc.* (Food)	85	4,642
Trex Co., Inc.* (Building Materials)	34	832
Triangle Capital Corp. (Investment Companies)	85	1,569
TriMas Corp.* (Miscellaneous Manufacturing)	68	1,683
Triple-S Management Corp.—Class B* (Healthcare-Services)	85	1,847
TriQuint Semiconductor, Inc.* (Semiconductors)	442	4,504
Triumph Group, Inc. (Aerospace/Defense)	51	5,079
True Religion Apparel, Inc.* (Apparel)	68	1,977
TrueBlue, Inc.* (Commercial Services)	102	1,477
TrustCo Bank Corp. NY (Banks)	425	2,083
Trustmark Corp. (Banks)	136	3,184
TTM Technologies, Inc.* (Electronics)	136	2,179
Tutor Perini Corp. (Engineering & Construction)	85	1,630
Twin Disc, Inc. (Machinery-Diversified)	34	1,313
Two Harbors Investment Corp. (REIT)	238	2,558
Tyler Technologies, Inc.* (Computers)	85	2,276
U-Store-It Trust (REIT)	238	2,504
UIL Holdings Corp. (Electric)	119	3,850
Ultratech Stepper, Inc.* (Semiconductors)	68	2,066
UMB Financial Corp. (Banks)	68	2,848
Umpqua Holdings Corp. (Banks)	289	3,344
UniFirst Corp. (Textiles)	51	2,866
Unisource Energy Corp. (Electric)	102	3,808
Unisys Corp.* (Computers)	102	2,621
United Bankshares, Inc. (Banks)	136	3,329
United Fire & Casualty Co. (Insurance)	85	1,476
United Natural Foods, Inc.* (Food)	119	5,078
United Online, Inc. (Internet)	272	1,640
United Rentals, Inc.* (Commercial Services)	153	3,886
United Stationers, Inc. (Distribution/Wholesale)	102	3,614
Universal American Corp. (Insurance)	85	931
Universal Corp. (Agriculture)	68	2,562
Universal Display Corp.* (Electrical Components & Equipment)	102	3,579
Universal Electronics, Inc.* (Home Furnishings)	51	1,288
Universal Forest Products, Inc. (Building Materials)	51	1,222
Universal Health Realty Income Trust (REIT)	34	1,359
Universal Stainless & Alloy Products, Inc.* (Iron/Steel)	17	795

Common Stocks, continued

	Shares	Value
Universal Technical Institute, Inc. (Commercial Services)	68	$1,344
Urstadt Biddle Properties—Class A (REIT)	68	1,231
US Airways Group, Inc.* (Airlines)	425	3,787
US Ecology, Inc. (Environmental Control)	85	1,454
US Gold Corp.* (Mining)	306	1,845
USA Mobility, Inc. (Telecommunications)	85	1,297
USEC, Inc.* (Mining)	357	1,192
USG Corp.* (Building Materials)	204	2,925
Vail Resorts, Inc. (Entertainment)	102	4,714
Valassis Communications, Inc.* (Commercial Services)	119	3,606
ValueClick, Inc.* (Internet)	187	3,104
ValueVision Media, Inc.—Class A* (Advertising)	136	1,040
Vantage Drilling Co.* (Oil & Gas)	544	990
VASCO Data Security International, Inc.* (Internet)	85	1,058
Vector Group, Ltd. (Agriculture)	187	3,327
Veeco Instruments, Inc.* (Semiconductors)	102	4,938
Venoco, Inc.* (Oil & Gas)	68	866
Vera Bradley, Inc.* (Retail)	51	1,948
Verint Systems, Inc.* (Software)	68	2,519
Viad Corp. (Commercial Services)	68	1,516
ViaSat, Inc.* (Telecommunications)	102	4,414
Vicor Corp. (Electrical Components & Equipment)	85	1,374
ViewPoint Financial Group (Savings & Loans)	153	2,111
VirnetX Holding Corp.* (Internet)	102	2,952
ViroPharma, Inc.* (Pharmaceuticals)	204	3,774
Virtus Investment Partners, Inc.* (Diversified Financial Services)	17	1,032
Vitamin Shoppe, Inc.* (Retail)	68	3,112
VIVUS, Inc.* (Healthcare-Products)	255	2,076
Vocus, Inc.* (Internet)	51	1,561
Volcano Corp.* (Healthcare-Products)	119	3,843
Volterra Semiconductor Corp.* (Semiconductors)	85	2,096
Vonage Holdings Corp.* (Telecommunications)	442	1,949
W&T Offshore, Inc. (Oil & Gas)	102	2,664
Wabash National Corp.* (Auto Manufacturers)	255	2,389
Walter Investment Management Corp. (REIT)	68	1,509
Warner Music Group Corp.* (Entertainment)	136	1,118
Washington REIT (REIT)	153	4,976
Washington Trust Bancorp, Inc. (Banks)	68	1,562
Watsco, Inc. (Distribution/Wholesale)	85	5,779
Watts Water Technologies, Inc.—Class A (Electronics)	68	2,408
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	153	1,031
WD-40 Co. (Household Products/Wares)	51	1,991
Web.com Group, Inc.* (Internet)	85	1,047
Websense, Inc.* (Internet)	102	2,649
Webster Financial Corp. (Banks)	153	3,216
Weis Markets, Inc. (Food)	51	2,077
WellCare Health Plans, Inc.* (Healthcare-Services)	102	5,244
Werner Enterprises, Inc. (Transportation)	136	3,407
WesBanco, Inc. (Banks)	153	3,008
West Coast Bancorp* (Banks)	68	1,140
West Pharmaceutical Services, Inc. (Healthcare-Products)	136	5,951
Westamerica Bancorp (Banks)	85	4,186
Western Alliance Bancorp* (Banks)	204	1,448
Western Refining, Inc.* (Oil & Gas)	136	2,458
WGL Holdings, Inc. (Gas)	119	4,580
Winn-Dixie Stores, Inc.* (Food)	153	1,293
Winthrop Realty Trust (REIT)	119	1,421

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 77

Common Stocks, continued

	Shares	Value
Wintrust Financial Corp. (Banks)	85	$2,735
Wolverine World Wide, Inc. (Apparel)	119	4,968
Woodward, Inc. (Electronics)	153	5,334
World Acceptance Corp.* (Diversified Financial Services)	34	2,229
World Fuel Services Corp. (Retail)	187	6,719
Worthington Industries, Inc. (Metal Fabricate/ Hardware)	170	3,927
Wright Express Corp.* (Commercial Services)	102	5,311
Wright Medical Group, Inc.* (Healthcare-Products)	102	1,530
Xyratex, Ltd.* (Computers)	119	1,221
Zep, Inc. (Chemicals)	68	1,285
ZIOPHARM Oncology, Inc.* (Biotechnology)	187	1,144
Zoll Medical Corp.* (Healthcare-Products)	51	2,890
Zoran Corp.* (Semiconductors)	136	1,142
Zumiez, Inc.* (Retail)	51	1,273
TOTAL COMMON STOCKS (Cost $2,227,027)		3,047,579

Repurchase Agreements(a)(b) (83.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $19,084,000	$19,084,000	$19,084,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,084,000)		19,084,000
TOTAL INVESTMENT SECURITIES (Cost $21,310,963)—96.7%		22,131,579
Net other assets (liabilities)—3.3%		757,999
NET ASSETS—100.0%		$22,889,578

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $4,692,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contract expiring 9/19/11 (Underlying notional amount at value $3,134,240)	38	$156,687

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$29,607,021	$817,016
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	10,072,999	276,432
		$1,093,448

ProFund VP UltraSmall-Cap invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Advertising	$3,372	NM
Aerospace/Defense	39,083	0.2%
Aerospace/Defense Equipment	5,582	NM
Agriculture	11,084	0.1%
Airlines	17,534	0.1%
Apparel	48,491	0.2%
Auto Manufacturers	3,655	NM
Auto Parts & Equipment	36,237	0.2%
Banks	172,391	0.8%
Beverages	6,278	NM
Biotechnology	64,963	0.3%
Building Materials	23,948	0.1%
Chemicals	63,560	0.3%
Coal	11,775	0.1%
Commercial Services	212,876	0.9%
Computers	66,602	0.3%
Cosmetics/Personal Care	2,656	NM
Distribution/Wholesale	33,522	0.1%
Diversified Financial Services	50,837	0.2%
Electric	62,215	0.3%
Electrical Components & Equipment	29,782	0.1%
Electronics	73,623	0.3%
Energy-Alternate Sources	3,445	NM
Engineering & Construction	16,059	0.1%
Entertainment	27,338	0.1%
Environmental Control	23,028	0.1%
Food	50,885	0.2%
Forest Products & Paper	26,948	0.1%
Gas	31,158	0.1%
Hand/Machine Tools	2,394	NM
Healthcare-Products	112,208	0.5%
Healthcare-Services	62,506	0.3%
Holding Companies-Diversified	3,340	NM
Home Builders	10,980	0.1%
Home Furnishings	9,463	NM
Household Products/Wares	13,210	0.1%
Housewares	1,725	NM
Insurance	88,565	0.4%
Internet	80,601	0.4%

See accompanying notes to the financial statements.

78 :: ProFund VP UltraSmall-Cap :: Financial Statements

	Value	% of Net Assets
Investment Companies	$27,035	0.1%
Iron/Steel	1,950	NM
Leisure Time	11,265	0.1%
Lodging	9,661	NM
Machinery-Construction & Mining	3,143	NM
Machinery-Diversified	51,210	0.2%
Media	20,686	0.1%
Metal Fabricate/Hardware	20,886	0.1%
Mining	49,604	0.2%
Miscellaneous Manufacturing	74,572	0.3%
Office Furnishings	13,901	0.1%
Oil & Gas	111,265	0.5%
Oil & Gas Services	58,779	0.3%
Packaging & Containers	4,119	NM
Pharmaceuticals	79,574	0.3%
Pipelines	2,618	NM
REIT	245,808	1.1%
Real Estate	4,462	NM
Retail	176,614	0.8%

	Value	% of Net Assets
Savings & Loans	$28,823	0.1%
Semiconductors	110,047	0.5%
Software	131,020	0.6%
Storage/Warehousing	2,161	NM
Telecommunications	121,075	0.5%
Textiles	5,168	NM
Toys/Games/Hobbies	1,565	NM
Transportation	58,817	0.3%
Trucking & Leasing	8,721	NM
Water	9,111	NM
Other**	19,841,999	86.7%
Total	$22,889,578	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 79

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$21,310,963
Securities, at value	3,047,579
Repurchase agreements, at value	19,084,000
Total Investment Securities, at value	22,131,579
Cash	5,855
Segregated cash balances with brokers	129,960
Segregated cash balances with custodian	804
Dividends receivable	3,178
Unrealized gain on swap agreements	1,093,448
Receivable for capital shares issued	17,849
Receivable for investments sold	3,020
Variation margin on futures contracts	25,460
Prepaid expenses	344
TOTAL ASSETS	23,411,497
LIABILITIES:
Payable for investments purchased	5,766
Payable for capital shares redeemed	439,759
Advisory fees payable	13,220
Management services fees payable	1,763
Administration fees payable	859
Administrative services fees payable	13,170
Distribution fees payable	13,031
Trustee fees payable	3
Transfer agency fees payable	3,257
Fund accounting fees payable	1,831
Compliance services fees payable	285
Other accrued expenses	28,975
TOTAL LIABILITIES	521,919
NET ASSETS	$22,889,578
NET ASSETS CONSIST OF:
Capital	$27,271,090
Accumulated net investment income (loss)	(248,581)
Accumulated net realized gains (losses) on investments	(6,203,682)
Net unrealized appreciation (depreciation) on investments	2,070,751
NET ASSETS	$22,889,578
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,641,625
Net Asset Value (offering and redemption price per share)	$13.94

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$18,970
Interest	8,107
TOTAL INVESTMENT INCOME	27,077
EXPENSES:
Advisory fees	122,850
Management services fees	16,380
Administration fees	6,486
Transfer agency fees	9,269
Administrative services fees	47,085
Distribution fees	40,950
Custody fees	4,853
Fund accounting fees	15,904
Trustee fees	252
Compliance services fees	172
Other fees	26,819
Total Gross Expenses before reductions	291,020
Less Expenses reduced by the Advisor	(15,836)
TOTAL NET EXPENSES	275,184
NET INVESTMENT INCOME (LOSS)	(248,107)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	401,555
Net realized gains (losses) on futures contracts	94,489
Net realized gains (losses) on swap agreements	(156,458)
Change in net unrealized appreciation/depreciation on investments	1,642,461
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,982,047
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,733,940

See accompanying notes to the financial statements.

80 :: ProFund VP UltraSmall-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(248,107)	$(336,490)
Net realized gains (losses) on investments	339,586	8,727,440
Change in net unrealized appreciation/depreciation on investments	1,642,461	(949,482)
Change in net assets resulting from operations	1,733,940	7,441,468
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(7,051,289)	—
Change in net assets resulting from distributions	(7,051,289)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	189,930,090	359,714,277
Dividends reinvested	7,051,289	—
Value of shares redeemed	(201,040,516)	(351,719,392)
Change in net assets resulting from capital transactions	(4,059,137)	7,994,885
Change in net assets	(9,376,486)	15,436,353
NET ASSETS:
Beginning of period	32,266,064	16,829,711
End of period	$22,889,578	$32,266,064
Accumulated net investment income (loss)	$(248,581)	$(474)
SHARE TRANSACTIONS:
Issued	11,472,546	30,000,475
Reinvested	521,160	—
Redeemed	(12,350,597)	(29,547,974)
Change in shares	(356,891)	452,501

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 81

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$16.15		$10.89	$7.77	$23.23	$27.10	$21.51
Investment Activities:
Net investment income (loss)(a)	(0.12)		(0.18)	(0.07)	0.01	0.17	0.20
Net realized and unrealized gains (losses) on investments	1.60		5.44	3.20	(15.26)	(3.73)	5.40
Total income (loss) from investment activities	1.48		5.26	3.13	(15.25)	(3.56)	5.60
Distributions to Shareholders From:
Net investment income	—		—	(0.01)	(0.21)	(0.31)	(0.01)
Net realized gains on investments	(3.69)		—	—	—	—	—
Total distributions	(3.69)		—	(0.01)	(0.21)	(0.31)	(0.01)
Net Asset Value, End of Period	$13.94		$16.15	$10.89	$7.77	$23.23	$27.10
Total Return	9.85	%(b)	48.44%	40.18%	(66.18)%	(13.21)%	26.05%
Ratios to Average Net Assets:
Gross expenses(c)	1.77%		1.82%	1.89%	1.83%	1.73%	1.72%
Net expenses(c)	1.68%		1.68%	1.66%	1.63%	1.63%	1.69%
Net investment income (loss)(c)	(1.51)%		(1.41)%	(0.97)%	0.10%	0.63%	0.82%
Supplemental Data:
Net assets, end of period (000's)	$22,890		$32,266	$16,830	$22,769	$23,541	$58,562
Portfolio turnover rate(d)	33	%(b)	211%	153%	368%	418%	208%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

82 :: ProFund VP UltraSmall-Cap :: Financial Highlights

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(3)%
Swap Agreements	(97)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index – Composition

% of Index
Consumer Non-Cyclical	20%
Financial	20%
Industrial	14%
Consumer Cyclical	14%
Technology	11%
Communications	8%
Energy	6%
Basic Materials	4%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (101.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $19,371,000	$19,371,000	$19,371,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,371,000)		19,371,000
TOTAL INVESTMENT SECURITIES (Cost $19,371,000)—101.8%		19,371,000
Net other assets (liabilities)—(1.8)%		(340,599)
NET ASSETS—100.0%		$19,030,401

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $3,678,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contract expiring 9/19/11 (Underlying notional amount at value $659,840)	8	$(33,053)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(3,304,358)	$(116,359)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(15,039,702)	(343,270)
		$(459,629)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 83

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$19,371,000
Repurchase agreements, at value	19,371,000
Total Investment Securities, at value	19,371,000
Cash	381
Segregated cash balances with brokers	28,640
Receivable for capital shares issued	207,386
Prepaid expenses	87
TOTAL ASSETS	19,607,494
LIABILITIES:
Payable for capital shares redeemed	84,139
Unrealized loss on swap agreements	459,629
Variation margin on futures contracts	5,360
Advisory fees payable	7,806
Management services fees payable	1,041
Administration fees payable	424
Administrative services fees payable	3,529
Distribution fees payable	3,544
Trustee fees payable	1
Transfer agency fees payable	1,015
Fund accounting fees payable	904
Compliance services fees payable	79
Other accrued expenses	9,622
TOTAL LIABILITIES	577,093
NET ASSETS	$19,030,401
NET ASSETS CONSIST OF:
Capital	$37,755,400
Accumulated net investment income (loss)	(53,152)
Accumulated net realized gains (losses) on investments	(18,179,165)
Net unrealized appreciation (depreciation) on investments	(492,682)
NET ASSETS	$19,030,401
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,465,335
Net Asset Value (offering and redemption price per share)	$7.72

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$1,396
EXPENSES:
Advisory fees	24,352
Management services fees	3,247
Administration fees	1,416
Transfer agency fees	2,042
Administrative services fees	8,078
Distribution fees	8,117
Custody fees	2,083
Fund accounting fees	2,756
Trustee fees	50
Compliance services fees	40
Other fees	4,755
Total Gross Expenses before reductions	56,936
Less Expenses reduced by the Advisor	(2,388)
TOTAL NET EXPENSES	54,548
NET INVESTMENT INCOME (LOSS)	(53,152)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(37,350)
Net realized gains (losses) on swap agreements	(47,231)
Change in net unrealized appreciation/depreciation on investments	(533,402)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(617,983)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(671,135)

See accompanying notes to the financial statements.

84 :: ProFund VP Short Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(53,152)	$(195,627)
Net realized gains (losses) on investments	(84,581)	(4,542,727)
Change in net unrealized appreciation/depreciation on investments	(533,402)	(36,884)
Change in net assets resulting from operations	(671,135)	(4,775,238)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	77,015,759	295,067,097
Value of shares redeemed	(63,218,430)	(297,752,434)
Change in net assets resulting from capital transactions	13,797,329	(2,685,337)
Change in net assets	13,126,194	(7,460,575)
NET ASSETS:
Beginning of period	5,904,207	13,364,782
End of period	$19,030,401	$5,904,207
Accumulated net investment income (loss)	$(53,152)	$—
SHARE TRANSACTIONS:
Issued	9,701,231	28,112,417
Redeemed	(7,933,067)	(28,536,841)
Change in shares	1,768,164	(424,424)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 85

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$8.47		$11.92	$17.72	$14.85	$14.58	$16.62
Investment Activities:
Net investment income (loss)(a)	(0.06)		(0.17)	(0.24)	0.08	0.50	0.56
Net realized and unrealized gains (losses) on investments	(0.69)		(3.28)	(5.49)	3.37	0.15	(2.50)
Total income (loss) from investment activities	(0.75)		(3.45)	(5.73)	3.45	0.65	(1.94)
Distributions to Shareholders From:
Net investment income	—		—	(0.07)	(0.58)	(0.38)	(0.10)
Net Asset Value, End of Period	$7.72		$8.47	$11.92	$17.72	$14.85	$14.58
Total Return	(8.85	)%(b)	(28.94)%	(32.37)%	24.08%	4.46%	(11.73)%
Ratios to Average Net Assets:
Gross expenses(c)	1.75%		1.80%	1.81%	1.71%	1.67%	1.67%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.62%	1.62%
Net investment income (loss)(c)	(1.64)%		(1.57)%	(1.57)%	0.49%	3.42%	3.52%
Supplemental Data:
Net assets, end of period (000's)	$19,030		$5,904	$13,365	$12,498	$15,367	$13,052
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

86 :: ProFund VP Short Small-Cap :: Financial Highlights

Investment Objective: The ProFund VP Short NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(16)%
Swap Agreements	(84)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index – Composition

% of Index
Technology	46%
Communications	30%
Consumer Non-Cyclical	14%
Consumer Cyclical	7%
Industrial	2%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (95.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $14,373,000	$14,373,000	$14,373,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,373,000)		14,373,000
TOTAL INVESTMENT SECURITIES (Cost $14,373,000)—95.6%		14,373,000
Net other assets (liabilities)—4.4%		665,988
NET ASSETS—100.0%		$15,038,988

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $2,255,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures expiring 9/19/11 (Underlying notional amount at value $2,367,420)	51	$(78,176)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(3,815,191)	$(119,528)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(8,854,680)	(185,345)
		$(304,873)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 87

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$14,373,000
Repurchase agreements, at value	14,373,000
Total Investment Securities, at value	14,373,000
Cash	395
Segregated cash balances with brokers	181,050
Segregated cash balances with custodian	599
Receivable for capital shares issued	1,128,416
Prepaid expenses	151
TOTAL ASSETS	15,683,611
LIABILITIES:
Payable for capital shares redeemed	280,535
Unrealized loss on swap agreements	304,873
Variation margin on futures contracts	30,090
Advisory fees payable	6,881
Management services fees payable	918
Administration fees payable	398
Administrative services fees payable	4,346
Distribution fees payable	4,026
Trustee fees payable	1
Transfer agency fees payable	1,064
Fund accounting fees payable	848
Compliance services fees payable	119
Other accrued expenses	10,524
TOTAL LIABILITIES	644,623
NET ASSETS	$15,038,988
NET ASSETS CONSIST OF:
Capital	$72,225,202
Accumulated net investment income (loss)	(91,483)
Accumulated net realized gains (losses) on investments	(56,711,682)
Net unrealized appreciation (depreciation) on investments	(383,049)
NET ASSETS	$15,038,988
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,711,122
Net Asset Value (offering and redemption price per share)	$8.79

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$2,907
EXPENSES:
Advisory fees	42,139
Management services fees	5,618
Administration fees	2,225
Transfer agency fees	3,180
Administrative services fees	16,250
Distribution fees	14,046
Custody fees	3,558
Fund accounting fees	4,267
Trustee fees	77
Compliance services fees	65
Other fees	7,952
Total Gross Expenses before reductions	99,377
Less Expenses reduced by the Advisor	(4,987)
TOTAL NET EXPENSES	94,390
NET INVESTMENT INCOME (LOSS)	(91,483)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(5,390)
Net realized gains (losses) on futures contracts	(70,728)
Net realized gains (losses) on swap agreements	(110,360)
Change in net unrealized appreciation/depreciation on investments	(435,275)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(621,753)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(713,236)

See accompanying notes to the financial statements.

88 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(91,483)	$(262,196)
Net realized gains (losses) on investments	(186,478)	(4,298,686)
Change in net unrealized appreciation/depreciation on investments	(435,275)	14,957
Change in net assets resulting from operations	(713,236)	(4,545,925)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	115,292,847	190,335,011
Value of shares redeemed	(108,960,505)	(188,403,110)
Change in net assets resulting from capital transactions	6,332,342	1,931,901
Change in net assets	5,619,106	(2,614,024)
NET ASSETS:
Beginning of period	9,419,882	12,033,906
End of period	$15,038,988	$9,419,882
Accumulated net investment income (loss)	$(91,483)	$—
SHARE TRANSACTIONS:
Issued	12,896,281	17,095,648
Redeemed	(12,182,185)	(17,102,249)
Change in shares	714,096	(6,601)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 89

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$9.45		$11.99	$20.28	$14.18	$18.18	$18.56
Investment Activities:
Net investment income (loss)(a)	(0.07)		(0.17)	(0.24)	0.07	0.59	0.64
Net realized and unrealized gains (losses) on investments	(0.59)		(2.37)	(8.00)	6.59	(2.63)	(0.88)
Total income (loss) from investment activities	(0.66)		(2.54)	(8.24)	6.66	(2.04)	(0.24)
Distributions to Shareholders From:
Net investment income	—		—	(0.05)	(0.56)	(1.96)	(0.14)
Net Asset Value, End of Period	$8.79		$9.45	$11.99	$20.28	$14.18	$18.18
Total Return	(6.98	)%(b)	(21.18)%	(40.66)%	48.16%	(11.60)%	(1.31)%
Ratios to Average Net Assets:
Gross expenses(c)	1.77%		1.81%	1.81%	1.76%	1.71%	1.70%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.63%	1.66%
Net investment income (loss)(c)	(1.63)%		(1.56)%	(1.57)%	0.41%	3.50%	3.34%
Supplemental Data:
Net assets, end of period (000's)	$15,039		$9,420	$12,034	$16,297	$11,845	$23,898
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

90 :: ProFund VP Short NASDAQ-100 :: Financial Highlights

Investment Objective: The ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(101)%
Total Exposure	(101)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition

Industry Breakdown	% of Index
Financials	24%
Industrials	13%
Materials	11%
Consumer Discretionary	10%
Consumer Staples	10%
Health Care	9%
Energy	8%
Telecommunication Services	5%
Information Technology	5%
Utilities	5%
Country Breakdown
United Kingdom	21%
Japan	20%
France	10%
Germany	9%
Australia	9%
Switzerland	8%
Spain	4%
Sweden	3%
Italy	3%
Other	13%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (106.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $2,091,000	$2,091,000	$2,091,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,091,000)		2,091,000
TOTAL INVESTMENT SECURITIES (Cost $2,091,000)—106.5%		2,091,000
Net other assets (liabilities)—(6.5)%		(126,795)
NET ASSETS—100.0%		$1,964,205

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $334,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(771,750)	$(33,781)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(1,209,065)	(57,836)
		$(91,617)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short International :: 91

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$2,091,000
Repurchase agreements, at value	2,091,000
Total Investment Securities, at value	2,091,000
Cash	758
Receivable for capital shares issued	566
Prepaid expenses	21
TOTAL ASSETS	2,092,345
LIABILITIES:
Payable for capital shares redeemed	31,927
Unrealized loss on swap agreements	91,617
Advisory fees payable	866
Management services fees payable	115
Administration fees payable	55
Administrative services fees payable	887
Distribution fees payable	944
Transfer agency fees payable	160
Fund accounting fees payable	118
Compliance services fees payable	16
Other accrued expenses	1,435
TOTAL LIABILITIES	128,140
NET ASSETS	$1,964,205
NET ASSETS CONSIST OF:
Capital	$3,097,674
Accumulated net investment income (loss)	(12,722)
Accumulated net realized gains (losses) on investments	(1,029,130)
Net unrealized appreciation (depreciation) on investments	(91,617)
NET ASSETS	$1,964,205
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	103,683
Net Asset Value (offering and redemption price per share)	$18.94

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$379
EXPENSES:
Advisory fees	5,849
Management services fees	780
Administration fees	333
Transfer agency fees	476
Administrative services fees	1,768
Distribution fees	1,950
Custody fees	1,755
Fund accounting fees	641
Trustee fees	12
Compliance services fees	10
Other fees	914
Total Gross Expenses before reductions	14,488
Less Expenses reduced by the Advisor	(1,387)
TOTAL NET EXPENSES	13,101
NET INVESTMENT INCOME (LOSS)	(12,722)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(32,891)
Net realized gains (losses) on swap agreements	(55,742)
Change in net unrealized appreciation/depreciation on investments	(72,587)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(161,220)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(173,942)

See accompanying notes to the financial statements.

92 :: ProFund VP Short International :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(12,722)	$(32,743)
Net realized gains (losses) on investments	(88,633)	(353,788)
Change in net unrealized appreciation/depreciation on investments	(72,587)	(25,621)
Change in net assets resulting from operations	(173,942)	(412,152)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	9,292,432	14,345,379
Value of shares redeemed	(8,367,343)	(14,989,898)
Change in net assets resulting from capital transactions	925,089	(644,519)
Change in net assets	751,147	(1,056,671)
NET ASSETS:
Beginning of period	1,213,058	2,269,729
End of period	$1,964,205	$1,213,058
Accumulated net investment income (loss)	$(12,722)	$—
SHARE TRANSACTIONS:
Issued	470,344	575,791
Redeemed	(425,692)	(610,961)
Change in shares	44,652	(35,170)
See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short International :: 93

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$20.55		$24.09	$40.60	$29.39	$30.00
Investment Activities:
Net investment income (loss)(b)	(0.16)		(0.38)	(0.56)	(0.25)	0.28
Net realized and unrealized gains (losses) on investments	(1.45)		(3.16)	(11.65)	11.48	(0.89)
Total income (loss) from investment activities	(1.61)		(3.54)	(12.21)	11.23	(0.61)
Distributions to Shareholders From:
Net investment income	—		—	—	(0.02)	—
Net realized gains on investments	—		—	(4.30)	—	—
Total distributions	—		—	(4.30)	(0.02)	—
Net Asset Value, End of Period	$18.94		$20.55	$24.09	$40.60	$29.39
Total Return	(7.83	)%(c)	(14.69)%	(30.28)%	38.23%	(2.03	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.85%		1.87%	1.75%	1.77%	3.42%
Net expenses(d)	1.67%		1.68%	1.66%	1.63%	1.64	%(e)
Net investment income (loss)(d)	(1.63)%		(1.57)%	(1.55)%	(0.62)%	2.93%
Supplemental Data:
Net assets, end of period (000's)	$1,964		$1,213	$2,270	$4,943	$192
Portfolio turnover rate(f)	—		—	—	—	—

(a)  Period from commencement of operations.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.

(f)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

94 :: ProFund VP Short International :: Financial Highlights

Investment Objective: The ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index – Composition

Industry Breakdown	% of Index
Energy	24%
Financial	19%
Communications	19%
Basic Materials	17%
Technology	10%
Consumer Non-Cyclical	6%
Utilities	2%
Industrial	2%
Consumer Cyclical	1%
Country Breakdown
Brazil	38%
China	15%
Mexico	8%
Taiwan	8%
India	8%
South Korea	8%
Hong Kong	6%
South Africa	5%
Other	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (103.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $2,175,000	$2,175,000	$2,175,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,175,000)		2,175,000
TOTAL INVESTMENT SECURITIES (Cost $2,175,000)—103.7%		2,175,000
Net other assets (liabilities)—(3.7)%		(77,584)
NET ASSETS—100.0%		$2,097,416

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $506,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(1,408,415)	$(54,740)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(693,824)	(28,114)
		$(82,854)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 95

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$2,175,000
Repurchase agreements, at value	2,175,000
Total Investment Securities, at value	2,175,000
Cash	969
Receivable for capital shares issued	18,006
Prepaid expenses	24
TOTAL ASSETS	2,193,999
LIABILITIES:
Payable for capital shares redeemed	9,088
Unrealized loss on swap agreements	82,854
Advisory fees payable	895
Management services fees payable	119
Administration fees payable	64
Administrative services fees payable	894
Distribution fees payable	979
Transfer agency fees payable	188
Fund accounting fees payable	137
Compliance services fees payable	20
Other accrued expenses	1,345
TOTAL LIABILITIES	96,583
NET ASSETS	$2,097,416
NET ASSETS CONSIST OF:
Capital	$3,846,101
Accumulated net investment income (loss)	(16,108)
Accumulated net realized gains (losses) on investments	(1,649,723)
Net unrealized appreciation (depreciation) on investments	(82,854)
NET ASSETS	$2,097,416
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	155,626
Net Asset Value (offering and redemption price per share)	$13.48

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$543
EXPENSES:
Advisory fees	7,433
Management services fees	991
Administration fees	368
Transfer agency fees	528
Administrative services fees	2,212
Distribution fees	2,478
Custody fees	2,111
Fund accounting fees	706
Trustee fees	15
Compliance services fees	10
Other fees	1,110
Total Gross Expenses before reductions	17,962
Less Expenses reduced by the Advisor	(1,311)
TOTAL NET EXPENSES	16,651
NET INVESTMENT INCOME (LOSS)	(16,108)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(64,603)
Change in net unrealized appreciation/depreciation on investments	(23,633)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(88,236)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(104,344)

See accompanying notes to the financial statements.

96 :: ProFund VP Short Emerging Markets :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(16,108)	$(41,404)
Net realized gains (losses) on investments	(64,603)	(553,659)
Change in net unrealized appreciation/depreciation on investments	(23,633)	(55,408)
Change in net assets resulting from operations	(104,344)	(650,471)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,701,307	36,643,617
Value of shares redeemed	(15,920,143)	(34,644,031)
Change in net assets resulting from capital transactions	(218,836)	1,999,586
Change in net assets	(323,180)	1,349,115
NET ASSETS:
Beginning of period	2,420,596	1,071,481
End of period	$2,097,416	$2,420,596
Accumulated net investment income (loss)	$(16,108)	$—
SHARE TRANSACTIONS:
Issued	1,142,407	2,282,285
Redeemed	(1,165,978)	(2,167,775)
Change in shares	(23,571)	114,510

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 97

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$13.51		$16.56	$32.29	$24.44	$30.00
Investment Activities:
Net investment income (loss)(b)	(0.11)		(0.25)	(0.38)	(0.11)	0.26
Net realized and unrealized gains (losses) on investments	0.08	(c)	(2.80)	(15.35)	7.99	(5.82)
Total income (loss) from investment activities	(0.03)		(3.05)	(15.73)	7.88	(5.56)
Distributions to Shareholders From:
Net investment income	—		—	—	(0.03)	—
Net Asset Value, End of Period	$13.48		$13.51	$16.56	$32.29	$24.44
Total Return	(0.22	)%(d)	(18.42)%	(48.71)%	32.23%	(18.53	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.81%		1.79%	1.86%	1.81%	3.60%
Net expenses(e)	1.68%		1.68%	1.66%	1.63%	1.64	%(f)
Net investment income (loss)(e)	(1.62)%		(1.56)%	(1.54)%	(0.36)%	3.15%
Supplemental Data:
Net assets, end of period (000's)	$2,097		$2,421	$1,071	$3,940	$181
Portfolio turnover rate(g)	—		—	—	—	—

(a)  Period from commencement of operations.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gain and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

98 :: ProFund VP Short Emerging Markets :: Financial Highlights

Investment Objective: The ProFund VP Basic Materials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	9.1%
Freeport-McMoRan Copper & Gold, Inc.—Class B	9.1%
The Dow Chemical Co.	7.7%
Praxair, Inc.	6.0%
Newmont Mining Corp.	4.8%

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	56%
Industrial Metals	24%
Mining	17%
Forestry and Paper	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.8%)

	Shares	Value
AbitibiBowater, Inc.* (Forest Products & Paper)	7,776	$157,853
Air Products & Chemicals, Inc. (Chemicals)	20,736	1,981,947
Airgas, Inc. (Chemicals)	7,452	521,938
AK Steel Holding Corp. (Iron/Steel)	11,340	178,718
Albemarle Corp. (Chemicals)	9,396	650,203
Alcoa, Inc. (Mining)	110,484	1,752,276
Allegheny Technologies, Inc. (Iron/Steel)	9,072	575,800
Allied Nevada Gold Corp.* (Mining)	8,424	297,957
Alpha Natural Resources, Inc.* (Coal)	23,328	1,060,024
Arch Coal, Inc. (Coal)	22,032	587,373
Ashland, Inc. (Chemicals)	7,452	481,548
Avery Dennison Corp. (Household Products/Wares)	11,016	425,548
Cabot Corp. (Chemicals)	6,156	245,440
Calgon Carbon Corp.* (Environmental Control)	5,832	99,144
Carpenter Technology Corp. (Iron/Steel)	4,536	261,637
Celanese Corp.—Series A (Chemicals)	16,200	863,622
CF Industries Holdings, Inc. (Chemicals)	7,452	1,055,725
Chemtura Corp.* (Chemicals)	10,044	182,801
Cliffs Natural Resources, Inc. (Iron/Steel)	13,932	1,288,013
Coeur d'Alene Mines Corp.* (Mining)	9,072	220,087
Commercial Metals Co. (Metal Fabricate/Hardware)	11,988	172,028
Compass Minerals International, Inc. (Mining)	3,564	306,754
CONSOL Energy, Inc. (Coal)	23,328	1,130,941
Cytec Industries, Inc. (Chemicals)	5,184	296,473
Domtar Corp. (Forest Products & Paper)	4,212	398,961
E.I. du Pont de Nemours & Co. (Chemicals)	95,904	5,183,611
Eastman Chemical Co. (Chemicals)	6,804	694,484
Ecolab, Inc. (Chemicals)	24,300	1,370,034
FMC Corp. (Chemicals)	7,452	641,021
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	97,848	5,176,159
Fuller (H.B.) Co. (Chemicals)	5,184	126,593
Hecla Mining Co.* (Mining)	29,160	224,240
Huntsman Corp. (Chemicals)	20,088	378,659
International Flavors & Fragrances, Inc. (Chemicals)	8,424	541,158
International Paper Co. (Forest Products & Paper)	42,120	1,256,018

Common Stocks, continued

	Shares	Value
Intrepid Potash, Inc.* (Chemicals)	4,536	$147,420
Kaiser Aluminum Corp. (Mining)	1,620	88,484
Lubrizol Corp. (Chemicals)	6,804	913,573
LyondellBasell Industries N.V.—Class A (Chemicals)	35,316	1,360,372
Minerals Technologies, Inc. (Chemicals)	1,944	128,868
Molycorp, Inc.* (Mining)	5,832	356,102
NewMarket Corp. (Chemicals)	972	165,930
Newmont Mining Corp. (Mining)	50,220	2,710,373
Nucor Corp. (Iron/Steel)	29,484	1,215,331
Olin Corp. (Chemicals)	7,452	168,862
OM Group, Inc.* (Chemicals)	3,240	131,674
Patriot Coal Corp.* (Coal)	9,396	209,155
Peabody Energy Corp. (Coal)	28,188	1,660,555
Polypore International, Inc.* (Miscellaneous Manufacturing)	4,212	285,742
PPG Industries, Inc. (Chemicals)	16,524	1,500,214
Praxair, Inc. (Chemicals)	31,428	3,406,481
Reliance Steel & Aluminum Co. (Iron/Steel)	7,776	386,078
Rockwood Holdings, Inc.* (Chemicals)	7,128	394,107
Royal Gold, Inc. (Mining)	5,508	322,604
RPM, Inc. (Chemicals)	13,284	305,798
RTI International Metals, Inc.* (Mining)	3,240	124,319
Schulman (A.), Inc. (Chemicals)	3,240	81,616
Sensient Technologies Corp. (Chemicals)	5,184	192,171
Sigma-Aldrich Corp. (Chemicals)	11,016	808,354
Solutia, Inc.* (Chemicals)	12,636	288,733
Southern Copper Corp. (Mining)	22,032	724,192
Steel Dynamics, Inc. (Iron/Steel)	22,680	368,550
The Dow Chemical Co. (Chemicals)	122,148	4,397,328
The Mosaic Co. (Chemicals)	15,552	1,053,337
Titanium Metals Corp. (Mining)	8,748	160,263
United States Steel Corp. (Iron/Steel)	14,904	686,180
W.R. Grace & Co.* (Chemicals)	6,156	280,898
Walter Energy, Inc. (Holding Companies-Diversified)	6,804	787,903
Worthington Industries, Inc. (Metal Fabricate/Hardware)	6,156	142,204
TOTAL COMMON STOCKS (Cost $27,440,150)		56,738,559

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Basic Materials :: 99

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $30,000	$30,000	$30,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,000)		30,000
TOTAL INVESTMENT SECURITIES (Cost $27,470,150)—99.9%		56,768,559
Net other assets (liabilities)—0.1%		65,011
NET ASSETS—100.0%		$56,833,570

*  Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Basic Materials invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Chemicals	$30,940,993	54.4%
Coal	4,648,048	8.2%
Environmental Control	99,144	0.2%
Forest Products & Paper	1,812,832	3.2%
Holding Companies-Diversified	787,903	1.4%
Household Products/Wares	425,548	0.7%
Iron/Steel	4,960,307	8.7%
Metal Fabricate/Hardware	314,232	0.6%
Mining	12,463,810	21.9%
Miscellaneous Manufacturing	285,742	0.5%
Other**	95,011	0.2%
Total	$56,833,570	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

100 :: ProFund VP Basic Materials :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$27,470,150
Securities, at value	56,738,559
Repurchase agreements, at value	30,000
Total Investment Securities, at value	56,768,559
Cash	661
Dividends and interest receivable	73,095
Receivable for capital shares issued	143,685
Prepaid expenses	805
TOTAL ASSETS	56,986,805
LIABILITIES:
Payable for capital shares redeemed	12,782
Advisory fees payable	32,314
Management services fees payable	4,309
Administration fees payable	1,882
Administrative services fees payable	26,401
Distribution fees payable	23,541
Trustee fees payable	6
Transfer agency fees payable	6,327
Fund accounting fees payable	4,013
Compliance services fees payable	648
Other accrued expenses	41,012
TOTAL LIABILITIES	153,235
NET ASSETS	$56,833,570
NET ASSETS CONSIST OF:
Capital	$57,543,780
Accumulated net investment income (loss)	44,886
Accumulated net realized gains (losses) on investments	(30,053,505)
Net unrealized appreciation (depreciation) on investments	29,298,409
NET ASSETS	$56,833,570
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,065,300
Net Asset Value (offering and redemption price per share)	$53.35

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$655,012
Interest	49
TOTAL INVESTMENT INCOME	655,061
EXPENSES:
Advisory fees	272,399
Management services fees	36,320
Administration fees	14,087
Transfer agency fees	20,104
Administrative services fees	114,161
Distribution fees	90,800
Custody fees	5,040
Fund accounting fees	27,200
Trustee fees	524
Compliance services fees	381
Other fees	49,073
Total Gross Expenses before reductions	630,089
Less Expenses reduced by the Advisor	(19,914)
TOTAL NET EXPENSES	610,175
NET INVESTMENT INCOME (LOSS)	44,886
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,761,105
Change in net unrealized appreciation/depreciation on investments	(1,848,394)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	912,711
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$957,597

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Basic Materials :: 101

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$44,886	$81,685
Net realized gains (losses) on investments	2,761,105	2,201,478
Change in net unrealized appreciation/depreciation on investments	(1,848,394)	9,013,450
Change in net assets resulting from operations	957,597	11,296,613
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(81,685)	(336,513)
Change in net assets resulting from distributions	(81,685)	(336,513)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	39,239,853	90,943,772
Dividends reinvested	81,685	336,513
Value of shares redeemed	(62,725,235)	(94,985,209)
Change in net assets resulting from capital transactions	(23,403,697)	(3,704,924)
Change in net assets	(22,527,785)	7,255,176
NET ASSETS:
Beginning of period	79,361,355	72,106,179
End of period	$56,833,570	$79,361,355
Accumulated net investment income (loss)	$44,886	$81,685
SHARE TRANSACTIONS:
Issued	729,492	2,083,828
Reinvested	1,504	7,999
Redeemed	(1,186,876)	(2,353,324)
Change in shares	(455,880)	(261,497)

See accompanying notes to the financial statements.

102 :: ProFund VP Basic Materials :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$52.17		$40.45	$25.02	$51.69	$39.75	$34.55
Investment Activities:
Net investment income (loss)(a)	0.03		0.06	0.26	0.14	0.15	0.39
Net realized and unrealized gains (losses) on investments	1.20		11.89	15.34	(26.65)	12.03	4.94
Total income (loss) from investment activities	1.23		11.95	15.60	(26.51)	12.18	5.33
Distributions to Shareholders From:
Net investment income	(0.05)		(0.23)	(0.17)	(0.16)	(0.24)	(0.13)
Net Asset Value, End of Period	$53.35		$52.17	$40.45	$25.02	$51.69	$39.75
Total Return	2.36	%(b)	29.69%	62.38%	(51.42)%	30.71%	15.48%
Ratios to Average Net Assets:
Gross expenses(c)	1.73%		1.76%	1.82%	1.73%	1.71%	1.79%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.63%	1.74%
Net investment income (loss)(c)	0.12%		0.15%	0.78%	0.28%	0.33%	1.05%
Supplemental Data:
Net assets, end of period (000's)	$56,834		$79,361	$72,106	$24,636	$120,031	$30,632
Portfolio turnover rate(d)	35	%(b)	134%	180%	191%	280%	378%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Basic Materials :: 103

Investment Objective: The ProFund VP Consumer Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	5.5%
McDonald's Corp.	5.2%
Amazon.com, Inc.	4.3%
Walt Disney Co.	4.1%
Home Depot, Inc.	3.4%

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	40%
Media	27%
Travel and Leisure	21%
Food and Drug Retailers	12%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.1%)

	Shares	Value
99 Cents Only Stores* (Retail)	568	$11,496
Aaron's, Inc. (Commercial Services)	710	20,065
Abercrombie & Fitch Co.—Class A (Retail)	852	57,016
Acxiom Corp.* (Software)	852	11,170
Advance Auto Parts, Inc. (Retail)	710	41,528
Aeropostale, Inc.* (Retail)	852	14,910
Alaska Air Group, Inc.* (Airlines)	426	29,164
Amazon.com, Inc.* (Internet)	3,550	725,940
AMC Networks, Inc.—Class A* (Media)	568	24,708
American Eagle Outfitters, Inc. (Retail)	1,988	25,347
AmerisourceBergen Corp. (Pharmaceuticals)	2,698	111,697
AMR Corp.* (Airlines)	3,266	17,636
Ann, Inc.* (Retail)	568	14,825
Apollo Group, Inc.—Class A* (Commercial Services)	1,278	55,823
Arbitron, Inc. (Commercial Services)	284	11,738
Ascena Retail Group, Inc.* (Retail)	568	19,340
AutoNation, Inc.* (Retail)	426	15,596
AutoZone, Inc.* (Retail)	284	83,737
Avis Budget Group, Inc.* (Commercial Services)	994	16,988
Bally Technologies, Inc.* (Entertainment)	568	23,106
Bed Bath & Beyond, Inc.* (Retail)	2,414	140,905
Best Buy Co., Inc. (Retail)	3,124	98,125
Big Lots, Inc.* (Retail)	710	23,537
BJ's Wholesale Club, Inc.* (Retail)	568	28,599
Bob Evans Farms, Inc. (Retail)	284	9,932
Brinker International, Inc. (Retail)	852	20,840
Cablevision Systems Corp.—Class A* (Media)	2,272	59,640
Cardinal Health, Inc. (Pharmaceuticals)	3,408	154,791
Career Education Corp.* (Commercial Services)	710	15,017
Carmax, Inc.* (Retail)	2,272	75,135
Carnival Corp.—Class A (Leisure Time)	4,118	154,960
Casey's General Stores, Inc. (Retail)	426	18,744
CBS Corp.—Class B (Media)	6,248	178,006
CEC Entertainment, Inc. (Retail)	142	5,696
Charter Communications, Inc.—Class A* (Media)	426	23,115
Cheesecake Factory, Inc.* (Retail)	568	17,818
Chemed Corp. (Commercial Services)	142	9,304
Chico's FAS, Inc. (Retail)	1,704	25,952
Chipotle Mexican Grill, Inc.* (Retail)	284	87,526
Choice Hotels International, Inc. (Lodging)	284	9,474
Collective Brands, Inc.* (Retail)	568	8,344
Comcast Corp.—Class A (Media)	20,306	514,554
Comcast Corp.—Special Class A (Media)	6,674	161,711

Common Stocks, continued

	Shares	Value
Copart, Inc.* (Retail)	568	$26,469
Costco Wholesale Corp. (Retail)	4,260	346,082
Cracker Barrel Old Country Store, Inc. (Retail)	284	14,004
CTC Media, Inc. (Media)	568	12,110
CVS Caremark Corp. (Retail)	13,490	506,954
Darden Restaurants, Inc. (Retail)	1,420	70,659
Delta Air Lines, Inc.* (Airlines)	8,378	76,826
DeVry, Inc. (Commercial Services)	568	33,586
Dick's Sporting Goods, Inc.* (Retail)	852	32,759
Dillards, Inc.—Class A (Retail)	426	22,212
DIRECTV—Class A* (Media)	7,526	382,471
Discovery Communications, Inc.—Class A* (Media)	1,420	58,163
Discovery Communications, Inc.—Class C* (Media)	1,278	46,711
DISH Network Corp.—Class A* (Media)	1,988	60,972
Dolby Laboratories, Inc.—Class A* (Electronics)	568	24,117
Dollar Tree, Inc.* (Retail)	1,278	85,140
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	568	11,417
Dun & Bradstreet Corp. (Software)	426	32,180
eBay, Inc.* (Internet)	11,076	357,423
Expedia, Inc. (Internet)	1,988	57,632
FactSet Research Systems, Inc. (Computers)	426	43,588
Family Dollar Stores, Inc. (Retail)	1,136	59,708
Foot Locker, Inc. (Retail)	1,562	37,113
GameStop Corp.—Class A* (Retail)	1,420	37,871
Gannett Co., Inc. (Media)	2,414	34,569
Gaylord Entertainment Co.* (Lodging)	426	12,780
Genesco, Inc.* (Retail)	284	14,796
Group 1 Automotive, Inc. (Retail)	284	11,695
GUESS?, Inc. (Apparel)	568	23,890
H & R Block, Inc. (Commercial Services)	2,982	47,831
Hertz Global Holdings, Inc.* (Commercial Services)	2,272	36,079
Hillenbrand, Inc. (Commercial Services)	568	13,433
Home Depot, Inc. (Retail)	15,762	570,900
HSN, Inc.* (Retail)	426	14,024
Hyatt Hotels Corp.—Class A* (Lodging)	426	17,389
IHS, Inc.—Class A* (Computers)	426	35,537
International Game Technology (Entertainment)	2,982	52,424
International Speedway Corp.—Class A (Entertainment)	284	8,068
Interpublic Group of Cos., Inc. (Advertising)	4,828	60,350

See accompanying notes to the financial statements.

104 :: ProFund VP Consumer Services :: Financial Statements

Common Stocks, continued

	Shares	Value
ITT Educational Services, Inc.* (Commercial Services)	284	$22,220
J.C. Penney Co., Inc. (Retail)	1,562	53,952
Jack in the Box, Inc.* (Retail)	568	12,939
JetBlue Airways Corp.* (Airlines)	2,414	14,725
John Wiley & Sons, Inc. (Media)	568	29,542
Kohls Corp. (Retail)	2,698	134,927
Kroger Co. (Food)	5,680	140,864
Lamar Advertising Co.* (Advertising)	568	15,546
Las Vegas Sands Corp.* (Lodging)	4,686	197,796
Liberty Global, Inc.—Class A* (Media)	1,136	51,165
Liberty Global, Inc.—Series C* (Media)	1,136	48,507
Liberty Media Holding Corp.—Capital Series A* (Media)	710	60,883
Liberty Media Holding Corp.—Interactive Series A* (Internet)	5,538	92,872
Liberty Media-Starz—Series A* (Media)	568	42,736
Life Time Fitness, Inc.* (Leisure Time)	426	17,002
Limited, Inc. (Retail)	2,698	103,738
Live Nation, Inc.* (Commercial Services)	1,562	17,916
Lowe's Cos., Inc. (Retail)	12,922	301,212
Macy's, Inc. (Retail)	4,260	124,562
Madison Square Garden, Inc.—Class A* (Entertainment)	568	15,637
Marriott International, Inc.—Class A (Lodging)	3,125	110,902
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	284	11,403
McDonald's Corp. (Retail)	10,366	874,061
McGraw-Hill Cos., Inc. (Media)	2,982	124,976
McKesson Corp. (Commercial Services)	2,556	213,809
Meredith Corp. (Media)	426	13,261
MGM Resorts International* (Commercial Services)	3,124	41,268
Morningstar, Inc. (Commercial Services)	284	17,262
Neilsen Holdings N.V.* (Media)	710	22,124
Netflix, Inc.* (Internet)	426	111,906
News Corp.—Class A (Media)	17,892	316,688
News Corp.—Class B (Media)	4,260	77,021
Nordstrom, Inc. (Retail)	1,704	79,986
O'Reilly Automotive, Inc.* (Retail)	1,420	93,024
Office Depot, Inc.* (Retail)	2,698	11,386
OfficeMax, Inc.* (Retail)	852	6,688
Omnicare, Inc. (Pharmaceuticals)	1,136	36,227
Omnicom Group, Inc. (Advertising)	2,840	136,774
Orient-Express Hotels, Ltd.—Class A* (Lodging)	852	9,159
P.F. Chang's China Bistro, Inc. (Retail)	284	11,428
Panera Bread Co.—Class A* (Retail)	284	35,687
Papa John's International, Inc.* (Retail)	142	4,723
Penn National Gaming* (Entertainment)	710	28,641
PetSmart, Inc. (Retail)	1,136	51,540
Pinnacle Entertainment, Inc.* (Entertainment)	568	8,463
Priceline.com, Inc.* (Internet)	426	218,082
RadioShack Corp. (Retail)	994	13,230
Regal Entertainment Group—Class A (Entertainment)	710	8,761
Regis Corp. (Retail)	568	8,702
Rent-A-Center, Inc. (Commercial Services)	568	17,358
Rite Aid Corp.* (Retail)	5,964	7,932
Rollins, Inc. (Commercial Services)	710	14,470
Ross Stores, Inc. (Retail)	1,136	91,016
Royal Caribbean Cruises, Ltd.* (Leisure Time)	1,278	48,104
Ruddick Corp. (Food)	426	18,548
Safeway, Inc. (Food)	3,550	82,964
Saks, Inc.* (Retail)	1,136	12,689

Common Stocks, continued

	Shares	Value
Sally Beauty Holdings, Inc.* (Retail)	994	$16,997
Scholastic Corp. (Media)	284	7,554
Scientific Games Corp.—Class A* (Entertainment)	710	7,341
Scripps Networks Interactive—Class A (Entertainment)	852	41,646
Sears Holdings Corp.* (Retail)	426	30,433
Service Corp. International (Commercial Services)	2,414	28,196
Shutterfly, Inc.* (Internet)	284	16,307
Signet Jewelers, Ltd.* (Retail)	852	39,882
Six Flags Entertainment Corp. (Entertainment)	568	21,272
SkyWest, Inc. (Airlines)	568	8,554
Sonic Corp.* (Retail)	568	6,038
Sotheby's (Commercial Services)	710	30,885
Southwest Airlines Co. (Airlines)	7,384	84,325
Staples, Inc. (Retail)	7,242	114,424
Starbucks Corp. (Retail)	7,384	291,594
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,988	111,408
Strayer Education, Inc. (Commercial Services)	142	17,947
SuperValu, Inc. (Food)	2,130	20,043
Sysco Corp. (Food)	5,822	181,530
Target Corp. (Retail)	6,248	293,094
The Buckle, Inc. (Retail)	284	12,127
The Cato Corp.—Class A (Retail)	284	8,179
The Children's Place Retail Stores, Inc.* (Retail)	284	12,635
The Gap, Inc. (Retail)	3,266	59,115
The Men's Wearhouse, Inc. (Retail)	568	19,142
The New York Times Co.—Class A* (Media)	1,278	11,144
Tiffany & Co. (Retail)	1,278	100,349
Time Warner Cable, Inc. (Media)	3,266	254,879
Time Warner, Inc. (Media)	10,934	397,670
TJX Cos., Inc. (Retail)	3,976	208,859
Tractor Supply Co. (Retail)	710	47,485
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	426	27,511
United Continental Holdings, Inc.* (Airlines)	3,266	73,910
United Natural Foods, Inc.* (Food)	426	18,177
Urban Outfitters, Inc.* (Retail)	1,278	35,976
US Airways Group, Inc.* (Airlines)	1,562	13,917
Vail Resorts, Inc. (Entertainment)	426	19,690
Valassis Communications, Inc.* (Commercial Services)	426	12,908
ValueClick, Inc.* (Internet)	852	14,143
VCA Antech, Inc.* (Pharmaceuticals)	852	18,062
Viacom, Inc.—Class B (Media)	5,254	267,954
Wal-Mart Stores, Inc. (Retail)	17,466	928,143
Walgreen Co. (Retail)	9,088	385,877
Walt Disney Co. (Media)	17,608	687,416
Washington Post Co.—Class B (Media)	142	59,491
WebMD Health Corp.* (Internet)	568	25,889
Weight Watchers International, Inc. (Commercial Services)	284	21,434
Wendy's/Arby's Group, Inc.—Class A (Retail-Restaurants)	3,266	16,559
Whole Foods Market, Inc. (Food)	1,562	99,109
Williams Sonoma, Inc. (Retail)	994	36,271
WMS Industries, Inc.* (Leisure Time)	568	17,449
Wyndham Worldwide Corp. (Lodging)	1,704	57,340
Wynn Resorts, Ltd. (Lodging)	852	122,296
YUM! Brands, Inc. (Retail)	4,686	258,855
TOTAL COMMON STOCKS (Cost $12,405,035)		16,771,922

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Services :: 105

Repurchase Agreements(a)(NM)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $3,000	$3,000	$3,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,000)		3,000
TOTAL INVESTMENT SECURITIES (Cost $12,408,035)—100.1%		16,774,922
Net other assets (liabilities)—(0.1)%		(10,609)
NET ASSETS—100.0%		$16,764,313

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM  Not meaningful, amount is less than 0.05%.

ProFund VP Consumer Services invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Advertising	$212,670	1.3%
Airlines	319,057	1.9%
Apparel	23,890	0.1%
Commercial Services	715,537	4.3%
Computers	79,125	0.5%
Electronics	24,117	0.1%
Entertainment	246,466	1.5%
Food	561,235	3.3%
Internet	1,620,194	9.7%
Leisure Time	237,515	1.4%
Lodging	648,544	3.9%
Media	4,029,741	24.0%
Miscellaneous Manufacturing	11,403	0.1%
Pharmaceuticals	320,777	1.9%
Retail	7,661,742	45.7%
Retail-Restaurants	16,559	0.1%
Software	43,350	0.3%
Other**	(7,609)	(0.1)%
Total	$16,764,313	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

106 :: ProFund VP Consumer Services :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$12,408,035
Securities, at value	16,771,922
Repurchase agreements, at value	3,000
Total Investment Securities, at value	16,774,922
Cash	808
Dividends receivable	13,309
Receivable for capital shares issued	16,146
Receivable for investments sold	82,251
Prepaid expenses	151
TOTAL ASSETS	16,887,587
LIABILITIES:
Payable for investments purchased	84,365
Payable for capital shares redeemed	1,607
Advisory fees payable	9,221
Management services fees payable	1,229
Administration fees payable	589
Administrative services fees payable	6,245
Distribution fees payable	4,962
Trustee fees payable	1
Transfer agency fees payable	1,646
Fund accounting fees payable	1,257
Compliance services fees payable	152
Other accrued expenses	12,000
TOTAL LIABILITIES	123,274
NET ASSETS	$16,764,313
NET ASSETS CONSIST OF:
Capital	$14,703,575
Accumulated net investment income (loss)	(19,177)
Accumulated net realized gains (losses) on investments	(2,286,972)
Net unrealized appreciation (depreciation) on investments	4,366,887
NET ASSETS	$16,764,313
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	487,816
Net Asset Value (offering and redemption price per share)	$34.37

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$102,002
Interest	10
TOTAL INVESTMENT INCOME	102,012
EXPENSES:
Advisory fees	54,102
Management services fees	7,214
Administration fees	2,942
Transfer agency fees	4,218
Administrative services fees	23,681
Distribution fees	18,034
Custody fees	7,122
Fund accounting fees	6,249
Trustee fees	105
Compliance services fees	81
Other fees	11,063
Total Gross Expenses before reductions	134,811
Less Expenses reduced by the Advisor	(13,622)
TOTAL NET EXPENSES	121,189
NET INVESTMENT INCOME (LOSS)	(19,177)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	433,938
Change in net unrealized appreciation/depreciation on investments	558,810
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	992,748
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$973,571

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Services :: 107

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(19,177)	$(10,389)
Net realized gains (losses) on investments	433,938	(1,068,077)
Change in net unrealized appreciation/depreciation on investments	558,810	2,615,678
Change in net assets resulting from operations	973,571	1,537,212
CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,327,644	47,442,454
Value of shares redeemed	(21,613,285)	(33,307,582)
Change in net assets resulting from capital transactions	(6,285,641)	14,134,872
Change in net assets	(5,312,070)	15,672,084
NET ASSETS:
Beginning of period	22,076,383	6,404,299
End of period	$16,764,313	$22,076,383
Accumulated net investment income (loss)	$(19,177)	$—
SHARE TRANSACTIONS:
Issued	454,994	1,642,963
Redeemed	(656,926)	(1,196,122)
Change in shares	(201,932)	446,841

See accompanying notes to the financial statements.

108 :: ProFund VP Consumer Services :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$32.01		$26.37	$20.16	$29.38	$32.02	$28.59
Investment Activities:
Net investment income (loss)(a)	(0.04)		(0.02)	(0.01)	(0.04)	(0.23)	(0.17)
Net realized and unrealized gains (losses) on investments	2.40		5.66	6.22	(9.18)	(2.41)	3.60
Total income (loss) from investment activities	2.36		5.64	6.21	(9.22)	(2.64)	3.43
Net Asset Value, End of Period	$34.37		$32.01	$26.37	$20.16	$29.38	$32.02
Total Return	7.37	%(b)	21.39%	30.80%	(31.38)%	(8.24)%	12.00%
Ratios to Average Net Assets:
Gross expenses(c)	1.87%		1.95%	2.51%	2.51%	2.07%	2.19%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.63%	1.70%
Net investment income (loss)(c)	(0.27)%		(0.08)%	(0.06)%	(0.17)%	(0.70)%	(0.57)%
Supplemental Data:
Net assets, end of period (000's)	$16,764		$22,076	$6,404	$5,283	$2,458	$6,499
Portfolio turnover rate(d)	84	%(b)	203%	467%	983%	618%	579%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Consumer Services :: 109

Investment Objective: The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
J.P. Morgan Chase & Co.	7.3%
Wells Fargo & Co.	6.3%
Citigroup, Inc.	5.4%
Bank of America Corp.	5.0%
Berkshire Hathaway, Inc.—Class B	3.3%

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	36%
General Financial	25%
Real Estate Investment Trusts	17%
Nonlife Insurance	15%
Life Insurance	6%
Real Estate Investment & Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
ACE, Ltd. (Insurance)	3,870	$254,723
Affiliated Managers Group, Inc.* (Diversified Financial Services)	430	43,624
AFLAC, Inc. (Insurance)	5,590	260,941
Alexandria Real Estate Equities, Inc. (REIT)	860	66,581
Allied World Assurance Co. Holdings, Ltd. (Insurance)	430	24,759
Allstate Corp. (Insurance)	6,020	183,791
American Campus Communities, Inc. (REIT)	860	30,547
American Capital Agency Corp. (REIT)	1,720	50,069
American Express Co. (Diversified Financial Services)	12,470	644,699
American Financial Group, Inc. (Insurance)	860	30,693
American International Group, Inc. (Insurance)	5,160	151,291
Ameriprise Financial, Inc. (Diversified Financial Services)	3,010	173,617
Annaly Mortgage Management, Inc. (REIT)	9,460	170,658
AON Corp. (Insurance)	3,440	176,472
Apartment Investment and Management Co.—Class A (REIT)	1,290	32,934
Arch Capital Group, Ltd.* (Insurance)	1,720	54,902
Argo Group International Holdings, Ltd. (Insurance)	430	12,780
Arthur J. Gallagher & Co. (Insurance)	1,290	36,817
Aspen Insurance Holdings, Ltd. (Insurance)	860	22,128
Associated Banc-Corp (Banks)	2,150	29,885
Assurant, Inc. (Insurance)	1,290	46,788
Assured Guaranty, Ltd. (Insurance)	2,150	35,067
Astoria Financial Corp. (Savings & Loans)	860	10,999
Avalonbay Communities, Inc. (REIT)	860	110,424
Axis Capital Holdings, Ltd. (Insurance)	1,720	53,251
BancorpSouth, Inc. (Banks)	860	10,673
Bank of America Corp. (Banks)	119,110	1,305,446
Bank of Hawaii Corp. (Banks)	430	20,004
Bank of New York Mellon Corp. (Banks)	14,620	374,564
BB&T Corp. (Banks)	8,170	219,283
Berkshire Hathaway, Inc.—Class B* (Insurance)	11,180	865,220

Common Stocks, continued

	Shares	Value
BioMed Realty Trust, Inc. (REIT)	1,720	$33,093
BlackRock, Inc. (Diversified Financial Services)	1,290	247,435
BOK Financial Corp. (Banks)	430	23,551
Boston Properties, Inc. (REIT)	1,720	182,595
Brandywine Realty Trust (REIT)	1,720	19,935
BRE Properties, Inc.—Class A (REIT)	860	42,897
Brookfield Properties Corp. (Real Estate)	3,010	58,033
Brown & Brown, Inc. (Insurance)	1,290	33,101
Camden Property Trust (REIT)	860	54,713
Capital One Financial Corp. (Diversified Financial Services)	5,590	288,835
CapitalSource, Inc. (Diversified Financial Services)	3,440	22,188
Capitol Federal Financial, Inc. (Savings & Loans)	2,150	25,284
Cathay Bancorp, Inc. (Banks)	860	14,095
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	3,440	86,378
CBL & Associates Properties, Inc. (REIT)	1,720	31,184
Chimera Investment Corp. (REIT)	12,040	41,658
Chubb Corp. (Insurance)	3,440	215,378
Cincinnati Financial Corp. (Insurance)	1,720	50,190
CIT Group, Inc.* (Banks)	2,150	95,159
Citigroup, Inc. (Banks)	33,970	1,414,511
City National Corp. (Banks)	430	23,328
CME Group, Inc. (Diversified Financial Services)	860	250,767
CNO Financial Group, Inc.* (Insurance)	2,580	20,408
Colonial Properties Trust (REIT)	860	17,544
Comerica, Inc. (Banks)	2,150	74,326
Commerce Bancshares, Inc. (Banks)	860	36,980
CommonWealth REIT (REIT)	860	22,222
Corporate Office Properties Trust (REIT)	860	26,755
Cullen/Frost Bankers, Inc. (Banks)	860	48,891
DCT Industrial Trust, Inc. (REIT)	3,010	15,742
Delphi Financial Group, Inc.—Class A (Insurance)	430	12,560
Developers Diversified Realty Corp. (REIT)	2,580	36,378
DiamondRock Hospitality Co. (REIT)	2,150	23,070

See accompanying notes to the financial statements.

110 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued

	Shares	Value
Digital Realty Trust, Inc. (REIT)	1,290	$79,696
Discover Financial Services (Diversified Financial Services)	6,450	172,537
Douglas Emmett, Inc. (REIT)	1,290	25,658
Duke Realty Corp. (REIT)	3,010	42,170
DuPont Fabros Technology, Inc. (REIT)	860	21,672
E*TRADE Financial Corp.* (Diversified Financial Services)	3,010	41,538
East West Bancorp, Inc. (Banks)	1,720	34,761
EastGroup Properties, Inc. (REIT)	430	18,279
Eaton Vance Corp. (Diversified Financial Services)	1,290	38,997
Endurance Specialty Holdings, Ltd. (Insurance)	430	17,772
Entertainment Properties Trust (REIT)	430	20,081
Equifax, Inc. (Commercial Services)	1,290	44,789
Equity Lifestyle Properties, Inc. (REIT)	430	26,849
Equity Residential (REIT)	3,440	206,400
Erie Indemnity Co.—Class A (Insurance)	430	30,410
Essex Property Trust, Inc. (REIT)	430	58,175
Everest Re Group, Ltd. (Insurance)	430	35,153
Extra Space Storage, Inc. (REIT)	860	18,344
F.N.B. Corp. (Banks)	1,290	13,352
Federal Realty Investment Trust (REIT)	860	73,255
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,290	30,754
Fidelity National Title Group, Inc.—Class A (Insurance)	2,580	40,609
Fifth Third Bancorp (Banks)	10,750	137,062
First American Financial Corp. (Insurance)	1,290	20,189
First Financial Bankshares, Inc. (Banks)	430	14,814
First Horizon National Corp. (Banks)	3,010	28,719
First Midwest Bancorp, Inc. (Banks)	860	10,569
First Niagara Financial Group, Inc. (Savings & Loans)	3,440	45,408
FirstMerit Corp. (Banks)	1,290	21,298
Forest City Enterprises, Inc.—Class A* (Real Estate)	1,720	32,112
Forestar Group, Inc.* (Real Estate)	430	7,065
Franklin Resources, Inc. (Diversified Financial Services)	1,720	225,819
Franklin Street Properties Corp. (REIT)	860	11,103
Fulton Financial Corp. (Banks)	2,150	23,027
General Growth Properties, Inc. (REIT)	4,730	78,944
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	5,590	57,465
Glacier Bancorp, Inc. (Banks)	860	11,593
Greenhill & Co., Inc. (Diversified Financial Services)	430	23,143
Hancock Holding Co. (Banks)	860	26,643
Hanover Insurance Group, Inc. (Insurance)	430	16,215
Hartford Financial Services Group, Inc. (Insurance)	5,160	136,069
Hatteras Financial Corp. (REIT)	860	24,278
HCC Insurance Holdings, Inc. (Insurance)	1,290	40,635
HCP, Inc. (REIT)	4,730	173,544
Health Care REIT, Inc. (REIT)	2,150	112,724
Healthcare Realty Trust, Inc. (REIT)	860	17,742
Highwoods Properties, Inc. (REIT)	860	28,492
Home Properties, Inc. (REIT)	430	26,178
Horace Mann Educators Corp. (Insurance)	430	6,712
Hospitality Properties Trust (REIT)	1,290	31,283
Host Hotels & Resorts, Inc. (REIT)	8,170	138,481
Hudson City Bancorp, Inc. (Savings & Loans)	5,590	45,782
Huntington Bancshares, Inc. (Banks)	10,320	67,699

Common Stocks, continued

	Shares	Value
IBERIABANK Corp. (Banks)	430	$24,785
IntercontinentalExchange, Inc.* (Diversified Financial Services)	860	107,251
International Bancshares Corp. (Banks)	860	14,388
Invesco, Ltd. (Diversified Financial Services)	5,590	130,806
Investment Technology Group, Inc.* (Diversified Financial Services)	430	6,029
J.P. Morgan Chase & Co. (Diversified Financial Services)	46,870	1,918,858
Janus Capital Group, Inc. (Diversified Financial Services)	2,150	20,296
Jefferies Group, Inc. (Diversified Financial Services)	1,720	35,088
Jones Lang LaSalle, Inc. (Real Estate)	430	40,549
KBW, Inc. (Diversified Financial Services)	430	8,041
KeyCorp (Banks)	11,180	93,129
Kilroy Realty Corp. (REIT)	860	33,961
Kimco Realty Corp. (REIT)	4,730	88,167
LaSalle Hotel Properties (REIT)	860	22,652
Legg Mason, Inc. (Diversified Financial Services)	1,720	56,347
Lexington Realty Trust (REIT)	1,720	15,704
Liberty Property Trust (REIT)	1,290	42,028
Lincoln National Corp. (Insurance)	3,870	110,256
Loews Corp. (Insurance)	4,300	180,987
M&T Bank Corp. (Banks)	1,290	113,455
Mack-Cali Realty Corp. (REIT)	860	28,328
Marsh & McLennan Cos., Inc. (Insurance)	6,450	201,175
Marshall & Ilsley Corp. (Banks)	6,020	47,979
MasterCard, Inc.—Class A (Software)	1,290	388,729
MB Financial, Inc. (Banks)	430	8,273
MBIA, Inc.* (Insurance)	1,720	14,947
Mercury General Corp. (Insurance)	430	16,981
MetLife, Inc. (Insurance)	9,890	433,874
MF Global Holdings, Ltd.* (Diversified Financial Services)	1,720	13,313
MFA Financial, Inc. (REIT)	3,870	31,115
MGIC Investment Corp.* (Insurance)	2,150	12,793
Mid-America Apartment Communities, Inc. (REIT)	430	29,012
Montpelier Re Holdings, Ltd. (Insurance)	860	15,480
Moody's Corp. (Commercial Services)	2,150	82,453
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	16,770	385,878
MSCI, Inc.—Class A* (Software)	1,290	48,607
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	1,720	43,516
National Penn Bancshares, Inc. (Banks)	1,290	10,230
National Retail Properties, Inc. (REIT)	860	21,079
Nationwide Health Properties, Inc. (REIT)	1,290	53,419
New York Community Bancorp (Savings & Loans)	5,160	77,348
Northern Trust Corp. (Banks)	2,580	118,577
NYSE Euronext (Diversified Financial Services)	3,010	103,153
Old National Bancorp (Banks)	1,290	13,932
Old Republic International Corp. (Insurance)	3,010	35,368
OMEGA Healthcare Investors, Inc. (REIT)	1,290	27,103
optionsXpress Holdings, Inc. (Diversified Financial Services)	430	7,172
PacWest Bancorp (Banks)	430	8,845
PartnerRe, Ltd. (Insurance)	860	59,211
People's United Financial, Inc. (Banks)	4,300	57,792
Piedmont Office Realty Trust, Inc.—Class A (REIT)	2,150	43,839
See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 111

Common Stocks, continued

	Shares	Value
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	430	$12,388
Platinum Underwriters Holdings, Ltd. (Insurance)	430	14,293
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,720	69,729
PNC Financial Services Group (Banks)	6,020	358,852
Popular, Inc.* (Banks)	12,040	33,230
Post Properties, Inc. (REIT)	430	17,527
Potlatch Corp. (Forest Products & Paper)	430	15,166
Principal Financial Group, Inc. (Insurance)	3,440	104,645
PrivateBancorp, Inc. (Banks)	860	11,868
ProAssurance Corp.* (Insurance)	430	30,100
Progressive Corp. (Insurance)	7,310	156,288
Prologis, Inc. (REIT)	5,160	184,934
Prosperity Bancshares, Inc. (Banks)	430	18,843
Protective Life Corp. (Insurance)	860	19,892
Provident Financial Services, Inc. (Savings & Loans)	860	12,315
Prudential Financial, Inc. (Insurance)	5,590	355,468
Public Storage, Inc. (REIT)	1,720	196,097
Radian Group, Inc. (Insurance)	1,720	7,276
Raymond James Financial Corp. (Diversified Financial Services)	1,290	41,474
Rayonier, Inc. (Forest Products & Paper)	860	56,201
Realty Income Corp. (REIT)	1,290	43,202
Redwood Trust, Inc. (REIT)	860	13,003
Regency Centers Corp. (REIT)	860	37,814
Regions Financial Corp. (Banks)	14,620	90,644
Reinsurance Group of America, Inc. (Insurance)	860	52,340
RenaissanceRe Holdings (Insurance)	430	30,079
SEI Investments Co. (Software)	1,720	38,717
Selective Insurance Group, Inc. (Insurance)	430	6,996
Senior Housing Properties Trust (REIT)	1,720	40,265
Signature Bank* (Banks)	430	24,596
Simon Property Group, Inc. (REIT)	3,440	399,831
SL Green Realty Corp. (REIT)	860	71,268
SLM Corp. (Diversified Financial Services)	6,020	101,196
St. Joe Co.* (Real Estate)	1,290	26,884
StanCorp Financial Group, Inc. (Insurance)	430	18,142
Starwood Property Trust, Inc. (REIT)	1,290	26,458
State Street Corp. (Banks)	6,020	271,442
Sterling Bancshares, Inc. (Banks)	1,290	10,526
Stifel Financial Corp.* (Diversified Financial Services)	430	15,420
Sunstone Hotel Investors, Inc.* (REIT)	1,290	11,958
SunTrust Banks, Inc. (Banks)	6,450	166,410
Susquehanna Bancshares, Inc. (Banks)	1,720	13,760
SVB Financial Group* (Banks)	430	25,675
Synovus Financial Corp. (Banks)	8,600	17,888
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,010	181,623
Tanger Factory Outlet Centers, Inc. (REIT)	860	23,022
Taubman Centers, Inc. (REIT)	860	50,912
TCF Financial Corp. (Banks)	1,720	23,736
TD Ameritrade Holding Corp. (Diversified Financial Services)	2,580	50,336
TFS Financial Corp.* (Savings & Loans)	1,290	12,487
The Charles Schwab Corp. (Diversified Financial Services)	11,610	190,984
The Goldman Sachs Group, Inc. (Diversified Financial Services)	5,160	686,744
The Howard Hughes Corp.* (Real Estate)	430	27,967
The Macerich Co. (REIT)	1,720	92,020

Common Stocks, continued

	Shares	Value
The Travelers Cos., Inc. (Insurance)	4,730	$276,137
Torchmark Corp. (Insurance)	860	55,160
Tower Group, Inc. (Insurance)	430	10,243
Transatlantic Holdings, Inc. (Insurance)	860	42,149
Trustmark Corp. (Banks)	860	20,133
U.S. Bancorp (Banks)	22,360	570,404
UDR, Inc. (REIT)	2,150	52,783
UMB Financial Corp. (Banks)	430	18,008
Umpqua Holdings Corp. (Banks)	1,290	14,925
United Bankshares, Inc. (Banks)	430	10,526
Unitrin, Inc. (Insurance)	430	12,758
UnumProvident Corp. (Insurance)	3,440	87,651
Validus Holdings, Ltd. (Insurance)	860	26,617
Valley National Bancorp (Banks)	2,150	29,262
Ventas, Inc. (REIT)	1,720	90,661
Visa, Inc.—Class A (Commercial Services)	6,020	507,245
Vornado Realty Trust (REIT)	2,150	200,337
W.R. Berkley Corp. (Insurance)	1,290	41,848
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	860	31,261
Washington Federal, Inc. (Savings & Loans)	1,290	21,195
Washington REIT (REIT)	860	27,967
Webster Financial Corp. (Banks)	860	18,077
Weingarten Realty Investors (REIT)	1,290	32,456
Wells Fargo & Co. (Banks)	58,910	1,653,015
Westamerica Bancorp (Banks)	430	21,178
Western Union Co. (Commercial Services)	7,310	146,419
Weyerhaeuser Co. (Forest Products & Paper)	6,450	140,997
Willis Group Holdings PLC (Insurance)	2,150	88,386
Wintrust Financial Corp. (Banks)	430	13,837
XL Group PLC (Insurance)	3,440	75,611
Zions Bancorp (Banks)	2,150	51,622
TOTAL COMMON STOCKS (Cost $14,970,664)		26,326,969

Rights/Warrants(NM)

American International Group, Inc.*(Diversified Financial Services)	—	(a)	1
TOTAL RIGHTS/WARRANTS (Cost $1)			1

Repurchase Agreements(b)(NM)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $4,000	$4,000	$4,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,000)		4,000
TOTAL INVESTMENT SECURITIES (Cost $14,974,665)—99.9%		26,330,970
Net other assets (liabilities)—0.1%		17,477
NET ASSETS—100.0%		$26,348,447

*  Non-income producing security

(a)  Number of shares is less than 0.50.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM  Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

112 :: ProFund VP Financials :: Financial Statements

ProFund VP Financials invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Banks	$8,080,075	30.7%
Commercial Services	780,906	3.0%
Diversified Financial Services	6,408,593	24.3%
Forest Products & Paper	282,093	1.1%
Insurance	5,478,175	20.8%
REIT	4,291,269	16.3%
Real Estate	278,988	1.0%
Savings & Loans	250,818	0.9%
Software	476,053	1.8%
Other**	21,477	0.1%
Total	$26,348,447	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 113

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$14,974,665
Securities, at value	26,326,970
Repurchase agreements, at value	4,000
Total Investment Securities, at value	26,330,970
Cash	3,329
Dividends receivable	37,503
Receivable for capital shares issued	16,229
Receivable for investments sold	550,952
Prepaid expenses	354
TOTAL ASSETS	26,939,337
LIABILITIES:
Payable for investments purchased	2,290
Payable for capital shares redeemed	522,550
Advisory fees payable	14,842
Management services fees payable	1,979
Administration fees payable	869
Administrative services fees payable	9,667
Distribution fees payable	10,361
Trustee fees payable	3
Transfer agency fees payable	2,742
Fund accounting fees payable	1,853
Compliance services fees payable	273
Other accrued expenses	23,461
TOTAL LIABILITIES	590,890
NET ASSETS	$26,348,447
NET ASSETS CONSIST OF:
Capital	$39,911,068
Accumulated net investment income (loss)	23,493
Accumulated net realized gains (losses) on investments	(24,942,419)
Net unrealized appreciation (depreciation) on investments	11,356,305
NET ASSETS	$26,348,447
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,356,400
Net Asset Value (offering and redemption price per share)	$19.43

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$274,882
Interest	20
TOTAL INVESTMENT INCOME	274,902
EXPENSES:
Advisory fees	112,236
Management services fees	14,965
Administration fees	5,836
Transfer agency fees	8,338
Administrative services fees	42,684
Distribution fees	37,412
Custody fees	6,548
Fund accounting fees	11,995
Trustee fees	219
Compliance services fees	161
Other fees	21,054
Total Gross Expenses before reductions	261,448
Less Expenses reduced by the Advisor	(10,039)
TOTAL NET EXPENSES	251,409
NET INVESTMENT INCOME (LOSS)	23,493
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	395,598
Change in net unrealized appreciation/depreciation on investments	(1,037,470)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(641,872)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(618,379)

See accompanying notes to the financial statements.

114 :: ProFund VP Financials :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$23,493	$(72,503)
Net realized gains (losses) on investments	395,598	(203,165)
Change in net unrealized appreciation/depreciation on investments	(1,037,470)	1,635,155
Change in net assets resulting from operations	(618,379)	1,359,487
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(88,722)
Change in net assets resulting from distributions	—	(88,722)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	11,105,608	50,263,634
Dividends reinvested	—	88,722
Value of shares redeemed	(12,406,983)	(50,993,779)
Change in net assets resulting from capital transactions	(1,301,375)	(641,423)
Change in net assets	(1,919,754)	629,342
NET ASSETS:
Beginning of period	28,268,201	27,638,859
End of period	$26,348,447	$28,268,201
Accumulated net investment income (loss)	$23,493	$—
SHARE TRANSACTIONS:
Issued	548,743	2,660,325
Reinvested	—	4,635
Redeemed	(619,470)	(2,781,176)
Change in shares	(70,727)	(116,216)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 115

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$19.81		$17.91	$15.82	$32.38	$40.64	$34.84
Investment Activities:
Net investment income (loss)(a)	0.02		(0.05)	0.06	0.46	0.41	0.34
Net realized and unrealized gains (losses) on investments	(0.40)		2.01	2.32	(16.72)	(8.11)	5.69
Total income (loss) from investment activities	(0.38)		1.96	2.38	(16.26)	(7.70)	6.03
Distributions to Shareholders From:
Net investment income	—		(0.06)	(0.29)	(0.30)	(0.56)	(0.23)
Net Asset Value, End of Period	$19.43		$19.81	$17.91	$15.82	$32.38	$40.64
Total Return	(1.92	)%(b)	10.93%	15.01%	(50.54)%	(19.11)%	17.35%
Ratios to Average Net Assets:
Gross expenses(c)	1.75%		1.80%	1.88%	1.85%	1.74%	1.76%
Net expenses(c)	1.68%		1.68%	1.67%	1.63%	1.63%	1.68%
Net investment income (loss)(c)	0.16%		(0.25)%	0.39%	1.90%	1.04%	0.90%
Supplemental Data:
Net assets, end of period (000's)	$26,348		$28,268	$27,639	$22,598	$24,899	$49,610
Portfolio turnover rate(d)	20	%(b)	140%	272%	413%	216%	247%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

116 :: ProFund VP Financials :: Financial Highlights

Investment Objective: The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	23.5%
Chevron Corp.	12.1%
Schlumberger, Ltd.	6.9%
ConocoPhillips	5.8%
Occidental Petroleum Corp.	4.9%

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	74%
Oil Equipment, Services and Distribution	25%
Alternative Energy	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.9%)

	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	28,341	$2,175,455
Apache Corp. (Oil & Gas)	21,573	2,661,892
Atlas Energy LP—Escrowed Security*(a) (Pipelines)	5,430	—
Atwood Oceanics, Inc.* (Oil & Gas)	2,961	130,669
Baker Hughes, Inc. (Oil & Gas Services)	24,534	1,780,187
Berry Petroleum Co.—Class A (Oil & Gas)	2,538	134,844
Bill Barrett Corp.* (Oil & Gas)	2,115	98,030
Brigham Exploration Co.* (Oil & Gas)	6,345	189,906
Bristow Group, Inc. (Transportation)	2,115	107,907
Cabot Oil & Gas Corp. (Oil & Gas)	5,922	392,688
Cameron International Corp.* (Oil & Gas Services)	13,536	680,725
CARBO Ceramics, Inc. (Oil & Gas Services)	1,269	206,784
Carrizo Oil & Gas, Inc.* (Oil & Gas)	2,115	88,301
Chart Industries, Inc.* (Machinery-Diversified)	1,692	91,334
Chesapeake Energy Corp. (Oil & Gas)	36,801	1,092,622
Chevron Corp. (Oil & Gas)	112,518	11,571,351
Cimarex Energy Co. (Oil & Gas)	4,653	418,398
Complete Production Services, Inc.* (Oil & Gas Services)	4,230	141,113
Comstock Resources, Inc.* (Oil & Gas)	2,538	73,069
Concho Resources, Inc.* (Oil & Gas)	5,922	543,936
ConocoPhillips (Oil & Gas)	73,602	5,534,134
Continental Resources, Inc.* (Oil & Gas)	3,384	219,655
Core Laboratories N.V. (Oil & Gas Services)	2,538	283,089
Denbury Resources, Inc.* (Oil & Gas)	22,419	448,380
Devon Energy Corp. (Oil & Gas)	22,419	1,766,841
Diamond Offshore Drilling, Inc. (Oil & Gas)	3,807	268,051
Dresser-Rand Group, Inc.* (Oil & Gas Services)	4,653	250,099
Dril-Quip, Inc.* (Oil & Gas Services)	1,692	114,768
El Paso Corp. (Pipelines)	43,146	871,549
Energen Corp. (Gas)	4,230	238,995
EOG Resources, Inc. (Oil & Gas)	15,228	1,592,087
EQT Corp. (Oil & Gas)	8,460	444,319
EXCO Resources, Inc. (Oil & Gas)	9,729	171,717
Exterran Holdings, Inc.* (Oil & Gas Services)	3,384	67,105
Exxon Mobil Corp. (Oil & Gas)	276,219	22,478,702
First Solar, Inc.* (Energy-Alternate Sources)	2,961	391,651

Common Stocks, continued

	Shares	Value
FMC Technologies, Inc.* (Oil & Gas Services)	13,536	$606,277
Forest Oil Corp.* (Oil & Gas)	6,345	169,475
Global Industries, Ltd.* (Oil & Gas Services)	5,922	32,453
Halliburton Co. (Oil & Gas Services)	50,760	2,588,760
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	5,922	98,068
Helmerich & Payne, Inc. (Oil & Gas)	5,499	363,594
Hess Corp. (Oil & Gas)	17,343	1,296,563
Holly Corp. (Oil & Gas)	5,922	410,987
Key Energy Services, Inc.* (Oil & Gas Services)	8,037	144,666
Kinder Morgan, Inc. (Pipelines)	5,499	157,986
Lufkin Industries, Inc. (Oil & Gas Services)	1,692	145,597
Marathon Oil Corp.* (Oil & Gas)	39,762	1,288,289
Marathon Petroleum Corp.* (Oil & Gas)	19,881	823,073
McDermott International, Inc.* (Engineering & Construction)	13,113	259,769
McMoRan Exploration Co.* (Oil & Gas)	5,922	109,439
Murphy Oil Corp. (Oil & Gas)	10,998	722,129
Nabors Industries, Ltd.* (Oil & Gas)	16,074	396,063
National Oilwell Varco, Inc. (Oil & Gas Services)	23,688	1,852,639
Newfield Exploration Co.* (Oil & Gas)	7,614	517,904
Noble Corp. (Oil & Gas)	13,959	550,124
Noble Energy, Inc. (Oil & Gas)	9,729	872,010
Occidental Petroleum Corp. (Oil & Gas)	45,261	4,708,954
Oceaneering International, Inc. (Oil & Gas Services)	5,922	239,841
OGE Energy Corp. (Electric)	5,499	276,710
Oil States International, Inc.* (Oil & Gas Services)	2,961	236,614
Parker Drilling Co.* (Oil & Gas)	6,345	37,118
Patterson-UTI Energy, Inc. (Oil & Gas)	8,883	280,792
Penn Virginia Corp. (Oil & Gas)	2,538	33,527
Petrohawk Energy Corp.* (Oil & Gas)	16,920	417,416
Pioneer Natural Resources Co. (Oil & Gas)	6,345	568,322
Plains Exploration & Production Co.* (Oil & Gas)	7,614	290,246

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 117

Common Stocks, continued

	Shares	Value
QEP Resources, Inc. (Oil & Gas)	9,729	$406,964
Quicksilver Resources, Inc.* (Oil & Gas)	6,768	99,896
Range Resources Corp. (Oil & Gas)	8,883	493,007
Rosetta Resources, Inc.* (Oil & Gas)	2,961	152,610
Rowan Cos., Inc.* (Oil & Gas)	7,191	279,083
SandRidge Energy, Inc.* (Oil & Gas)	21,573	229,968
Schlumberger, Ltd. (Oil & Gas Services)	76,563	6,615,043
SEACOR SMIT, Inc. (Oil & Gas Services)	1,269	126,849
SM Energy Co. (Oil & Gas)	3,384	248,656
Southern Union Co. (Gas)	6,345	254,752
Southwestern Energy Co.* (Oil & Gas)	19,458	834,359
Sunoco, Inc. (Oil & Gas)	6,768	282,293
SunPower Corp.—Class A* (Energy-Alternate Sources)	1,269	24,530
SunPower Corp.—Class B* (Electrical Components & Equipment)	846	14,069
Superior Energy Services, Inc.* (Oil & Gas Services)	4,230	157,102
Swift Energy Co.* (Oil & Gas)	2,538	94,591
Tesoro Petroleum Corp.* (Oil & Gas)	8,037	184,128
TETRA Technologies, Inc.* (Oil & Gas Services)	4,230	53,848
The Williams Cos., Inc. (Pipelines)	32,994	998,069
Tidewater, Inc. (Oil & Gas Services)	2,961	159,331
Transocean, Ltd. (Oil & Gas)	17,766	1,146,973
Ultra Petroleum Corp.* (Oil & Gas)	8,460	387,468
Unit Corp.* (Oil & Gas)	2,538	154,640
Valero Energy Corp. (Oil & Gas)	32,148	822,024
Weatherford International, Ltd.* (Oil & Gas Services)	41,454	777,263
Whiting Petroleum Corp.* (Oil & Gas)	6,768	385,167
TOTAL COMMON STOCKS (Cost $41,297,505)		93,598,441
TOTAL INVESTMENT SECURITIES (Cost $41,297,505)—97.9%		93,598,441
Net other assets (liabilities)—2.1%		1,980,520
NET ASSETS—100.0%		$95,578,961

*  Non-income producing security

(a)  Security issued in connection with a pending litigation settlement and was fair valued at $0 on June 30, 2011.

Swap Agreements (2.1%)

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$2,019,758	$(242)

ProFund VP Oil & Gas invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Electric	$276,710	0.3%
Electrical Components & Equipment	14,069	NM
Energy-Alternate Sources	416,181	0.4%
Engineering & Construction	259,769	0.3%
Gas	493,747	0.5%
Machinery-Diversified	91,334	0.1%
Oil & Gas	72,552,899	75.9%
Oil & Gas Services	17,358,221	18.2%
Pipelines	2,027,604	2.1%
Transportation	107,907	0.1%
Other**	1,980,520	2.1%
Total	$95,578,961	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

118 :: ProFund VP Oil & Gas :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$41,297,505
Securities, at value	93,598,441
Total Investment Securities, at value	93,598,441
Dividends receivable	49,354
Receivable for capital shares issued	122,249
Receivable for investments sold	4,551,952
Prepaid expenses	1,305
TOTAL ASSETS	98,323,301
LIABILITIES:
Cash overdraft	117,438
Payable for investments purchased	2,372,102
Payable for capital shares redeemed	45,573
Unrealized loss on swap agreements	242
Advisory fees payable	53,499
Management services fees payable	7,133
Administration fees payable	3,180
Administrative services fees payable	41,460
Distribution fees payable	36,097
Trustee fees payable	10
Transfer agency fees payable	10,381
Fund accounting fees payable	6,781
Compliance services fees payable	1,028
Other accrued expenses	49,416
TOTAL LIABILITIES	2,744,340
NET ASSETS	$95,578,961
NET ASSETS CONSIST OF:
Capital	$52,917,567
Accumulated net investment income (loss)	7,256
Accumulated net realized gains (losses) on investments	(9,646,557)
Net unrealized appreciation (depreciation) on investments	52,300,695
NET ASSETS	$95,578,961
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,860,515
Net Asset Value (offering and redemption price per share)	$51.37

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$960,878
Interest	89
TOTAL INVESTMENT INCOME	960,967
EXPENSES:
Advisory fees	425,763
Management services fees	56,768
Administration fees	20,968
Transfer agency fees	29,967
Administrative services fees	176,886
Distribution fees	141,921
Custody fees	6,765
Fund accounting fees	40,510
Trustee fees	784
Compliance services fees	603
Other fees	80,218
Total Gross Expenses before reductions	981,153
Less Expenses reduced by the Advisor	(27,442)
TOTAL NET EXPENSES	953,711
NET INVESTMENT INCOME (LOSS)	7,256
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,638,966
Change in net unrealized appreciation/depreciation on investments	6,752,694
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	9,391,660
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,398,916

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 119

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$7,256	$152,698
Net realized gains (losses) on investments	2,638,966	3,774,301
Change in net unrealized appreciation/depreciation on investments	6,752,694	7,507,781
Change in net assets resulting from operations	9,398,916	11,434,780
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(152,698)	(304,297)
Change in net assets resulting from distributions	(152,698)	(304,297)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	66,872,405	94,253,258
Dividends reinvested	152,698	304,297
Value of shares redeemed	(78,447,400)	(90,539,744)
Change in net assets resulting from capital transactions	(11,422,297)	4,017,811
Change in net assets	(2,176,079)	15,148,294
NET ASSETS:
Beginning of period	97,755,040	82,606,746
End of period	$95,578,961	$97,755,040
Accumulated net investment income (loss)	$7,256	$152,698
SHARE TRANSACTIONS:
Issued	1,294,322	2,295,149
Reinvested	2,836	7,682
Redeemed	(1,539,186)	(2,284,080)
Change in shares	(242,028)	18,751

See accompanying notes to the financial statements.

120 :: ProFund VP Oil & Gas :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$46.49		$39.64	$38.84	$66.69	$51.51	$47.02
Investment Activities:
Net investment income (loss)(a)	—	(b)	0.08	0.15	(0.15)	(0.17)	(0.08)
Net realized and unrealized gains (losses) on investments	4.94		6.93	5.73	(23.29)	16.79	9.13
Total income (loss) from investment activities	4.94		7.01	5.88	(23.44)	16.62	9.05
Distributions to Shareholders From:
Net investment income	(0.06)		(0.16)	—	—	—	—
Net realized gains on investments	—		—	(5.08)	(4.41)	(1.44)	(4.56)
Total distributions	(0.06)		(0.16)	(5.08)	(4.41)	(1.44)	(4.56)
Net Asset Value, End of Period	$51.37		$46.49	$39.64	$38.84	$66.69	$51.51
Total Return	10.62	%(c)	17.76%	15.50%	(36.95)%	32.48%	20.63%
Ratios to Average Net Assets:
Gross expenses(d)	1.73%		1.77%	1.81%	1.73%	1.71%	1.76%
Net expenses(d)	1.68%		1.68%	1.67%	1.63%	1.63%	1.68%
Net investment income (loss)(d)	0.01%		0.21%	0.39%	(0.25)%	(0.30)%	(0.15)%
Supplemental Data:
Net assets, end of period (000's)	$95,579		$97,755	$82,607	$66,675	$194,871	$144,216
Portfolio turnover rate(e)	42	%(c)	89%	109%	147%	180%	166%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Oil & Gas :: 121

Investment Objective: The ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	35%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	16.3%
Pfizer, Inc.	14.8%
Merck & Co., Inc.	9.7%
Abbott Laboratories	7.3%
Bristol-Myers Squibb Co.	4.4%

Dow Jones U.S. Pharmaceuticals Index – Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (64.9%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	31,020	$1,632,272
Alkermes, Inc.* (Pharmaceuticals)	1,980	36,828
Allergan, Inc. (Pharmaceuticals)	6,160	512,820
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	880	17,248
Bristol-Myers Squibb Co. (Pharmaceuticals)	34,540	1,000,278
Cephalon, Inc.* (Pharmaceuticals)	1,540	123,046
Eli Lilly & Co. (Pharmaceuticals)	19,800	743,094
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,980	79,537
Forest Laboratories, Inc.* (Pharmaceuticals)	5,720	225,025
Hospira, Inc.* (Pharmaceuticals)	3,300	186,978
Impax Laboratories, Inc.* (Pharmaceuticals)	1,320	28,763
Johnson & Johnson (Healthcare-Products)	55,000	3,658,600
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,320	50,384
Merck & Co., Inc. (Pharmaceuticals)	61,820	2,181,628
Mylan Laboratories, Inc.* (Pharmaceuticals)	8,800	217,096
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	660	21,767
Perrigo Co. (Pharmaceuticals)	1,760	154,651
Pfizer, Inc. (Pharmaceuticals)	161,920	3,335,552
Pharmasset, Inc.* (Pharmaceuticals)	660	74,052
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,100	43,813
Theravance, Inc.* (Pharmaceuticals)	1,320	29,317
Warner Chilcott PLC—Class A (Pharmaceuticals)	2,860	69,012
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,640	181,447
TOTAL COMMON STOCKS (Cost $12,528,906)		14,603,208

Repurchase Agreements(a) (1.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $220,000	$220,000	$220,000
TOTAL REPURCHASE AGREEMENTS (Cost $220,000)		220,000
TOTAL INVESTMENT SECURITIES (Cost $12,748,906)—65.9%		14,823,208
Net other assets (liabilities)—34.1%		7,666,733
NET ASSETS—100.0%		$22,489,941

*  Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$7,879,055	$(945)

See accompanying notes to the financial statements.

122 :: ProFund VP Pharmaceuticals :: Financial Statements

ProFund VP Pharmaceuticals invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Healthcare-Products	$3,675,848	16.3%
Pharmaceuticals	10,927,360	48.6%
Other**	7,886,733	35.1%
Total	$22,489,941	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 123

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$12,748,906
Securities, at value	14,603,208
Repurchase agreements, at value	220,000
Total Investment Securities, at value	14,823,208
Cash	348
Dividends receivable	53,113
Receivable for capital shares issued	32,086
Receivable for investments sold	7,632,433
Prepaid expenses	81
TOTAL ASSETS	22,541,269
LIABILITIES:
Payable for capital shares redeemed	10,432
Unrealized loss on swap agreements	945
Advisory fees payable	12,691
Management services fees payable	1,692
Administration fees payable	726
Administrative services fees payable	7,638
Distribution fees payable	6,381
Trustee fees payable	1
Transfer agency fees payable	2,048
Fund accounting fees payable	1,548
Compliance services fees payable	104
Other accrued expenses	7,122
TOTAL LIABILITIES	51,328
NET ASSETS	$22,489,941
NET ASSETS CONSIST OF:
Capital	$31,141,491
Accumulated net investment income (loss)	130,663
Accumulated net realized gains (losses) on investments	(10,855,570)
Net unrealized appreciation (depreciation) on investments	2,073,357
NET ASSETS	$22,489,941
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	938,943
Net Asset Value (offering and redemption price per share)	$23.95

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$225,824
Interest	15
TOTAL INVESTMENT INCOME	225,839
EXPENSES:
Advisory fees	42,489
Management services fees	5,665
Administration fees	2,164
Transfer agency fees	3,124
Administrative services fees	18,091
Distribution fees	14,163
Custody fees	1,208
Fund accounting fees	4,273
Trustee fees	82
Compliance services fees	61
Other fees	7,193
Total Gross Expenses before reductions	98,513
Less Expenses reduced by the Advisor	(3,337)
TOTAL NET EXPENSES	95,176
NET INVESTMENT INCOME (LOSS)	130,663
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(101,777)
Net realized gains (losses) on swap agreements	17,367
Change in net unrealized appreciation/depreciation on investments	768,040
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	683,630
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$814,293

See accompanying notes to the financial statements.

124 :: ProFund VP Pharmaceuticals :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$130,663	$152,879
Net realized gains (losses) on investments	(84,410)	213,507
Change in net unrealized appreciation/depreciation on investments	768,040	(474,719)
Change in net assets resulting from operations	814,293	(108,333)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(152,879)	(399,470)
Change in net assets resulting from distributions	(152,879)	(399,470)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	22,614,450	22,544,508
Dividends reinvested	152,879	399,470
Value of shares redeemed	(7,823,485)	(28,673,555)
Change in net assets resulting from capital transactions	14,943,844	(5,729,577)
Change in net assets	15,605,258	(6,237,380)
NET ASSETS:
Beginning of period	6,884,683	13,122,063
End of period	$22,489,941	$6,884,683
Accumulated net investment income (loss)	$130,663	$152,879
SHARE TRANSACTIONS:
Issued	956,094	1,017,568
Reinvested	6,959	17,970
Redeemed	(335,734)	(1,295,709)
Change in shares	627,319	(260,171)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 125

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$22.09		$22.95	$20.17	$25.47	$25.27	$22.56
Investment Activities:
Net investment income (loss)(a)	0.27		0.39	0.52	0.44	0.32	0.25
Net realized and unrealized gains (losses) on investments	2.12		(0.27)	2.83	(5.37)	0.26	2.51
Total income (loss) from investment activities	2.39		0.12	3.35	(4.93)	0.58	2.76
Distributions to Shareholders From:
Net investment income	(0.53)		(0.98)	(0.57)	(0.37)	(0.38)	(0.05)
Net Asset Value, End of Period	$23.95		$22.09	$22.95	$20.17	$25.47	$25.27
Total Return	11.03	%(b)	0.48%	16.90%	(19.51)%	2.32%	12.18%
Ratios to Average Net Assets:
Gross expenses(c)	1.74%		1.78%	1.80%	1.77%	1.73%	1.75%
Net expenses(c)	1.68%		1.68%	1.65%	1.63%	1.63%	1.70%
Net investment income (loss)(c)	2.31%		1.78%	2.66%	1.99%	1.22%	1.02%
Supplemental Data:
Net assets, end of period (000's)	$22,490		$6,885	$13,122	$12,124	$12,511	$21,079
Portfolio turnover rate(d)	140	%(b)	360%	508%	579%	443%	454%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

126 :: ProFund VP Pharmaceuticals :: Financial Highlights

Investment Objective: The ProFund VP Precious Metals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index – Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (98.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $128,075,000	$128,075,000	$128,075,000
TOTAL REPURCHASE AGREEMENTS (Cost $128,075,000)		128,075,000
TOTAL INVESTMENT SECURITIES (Cost $128,075,000)—98.3%		128,075,000
Net other assets (liabilities)—1.7%		2,220,357
NET ASSETS—100.0%		$130,295,357

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $29,646,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$101,167,670	$2,715,662
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	28,567,013	755,921
		$3,471,583

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Precious Metals :: 127

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$128,075,000
Repurchase agreements, at value	128,075,000
Total Investment Securities, at value	128,075,000
Cash	921
Unrealized gain on swap agreements	3,471,583
Receivable for capital shares issued	61,986
Prepaid expenses	1,635
TOTAL ASSETS	131,611,125
LIABILITIES:
Payable for capital shares redeemed	1,027,175
Advisory fees payable	73,376
Management services fees payable	9,783
Administration fees payable	4,332
Administrative services fees payable	49,047
Distribution fees payable	40,386
Trustee fees payable	13
Transfer agency fees payable	13,725
Fund accounting fees payable	9,237
Compliance services fees payable	1,396
Other accrued expenses	87,298
TOTAL LIABILITIES	1,315,768
NET ASSETS	$130,295,357
NET ASSETS CONSIST OF:
Capital	$147,155,098
Accumulated net investment income (loss)	(1,213,829)
Accumulated net realized gains (losses) on investments	(19,117,495)
Net unrealized appreciation (depreciation) on investments	3,471,583
NET ASSETS	$130,295,357
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,653,714
Net Asset Value (offering and redemption price per share)	$49.10

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$42,073
EXPENSES:
Advisory fees	560,671
Management services fees	74,756
Administration fees	29,042
Transfer agency fees	41,475
Administrative services fees	244,355
Distribution fees	186,890
Custody fees	5,311
Fund accounting fees	55,696
Trustee fees	1,068
Compliance services fees	776
Other fees	100,356
Total Gross Expenses before reductions	1,300,396
Less Expenses reduced by the Advisor	(44,494)
TOTAL NET EXPENSES	1,255,902
NET INVESTMENT INCOME (LOSS)	(1,213,829)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(113,278)
Net realized gains (losses) on swap agreements	(18,239,738)
Change in net unrealized appreciation/depreciation on investments	(228,424)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(18,581,440)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,795,269)

See accompanying notes to the financial statements.

128 :: ProFund VP Precious Metals :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,213,829)	$(2,125,942)
Net realized gains (losses) on investments	(18,353,016)	33,841,057
Change in net unrealized appreciation/depreciation on investments	(228,424)	6,365,638
Change in net assets resulting from operations	(19,795,269)	38,080,753
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2,375,651)	—
Change in net assets resulting from distributions	(2,375,651)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	84,063,259	145,664,181
Dividends reinvested	2,375,651	—
Value of shares redeemed	(108,708,032)	(140,116,859)
Change in net assets resulting from capital transactions	(22,269,122)	5,547,322
Change in net assets	(44,440,042)	43,628,075
NET ASSETS:
Beginning of period	174,735,399	131,107,324
End of period	$130,295,357	$174,735,399
Accumulated net investment income (loss)	$(1,213,829)	$—
SHARE TRANSACTIONS:
Issued	1,638,061	3,163,121
Reinvested	46,183	—
Redeemed	(2,160,106)	(3,154,783)
Change in shares	(475,862)	8,338

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Precious Metals :: 129

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$55.83		$42.00		$31.27	$51.82	$43.80	$41.15
Investment Activities:
Net investment income (loss)(a)	(0.41)		(0.71)		(0.58)	0.31	1.57	1.46
Net realized and unrealized gains (losses) on investments	(5.52)		14.54		11.62	(15.95)	8.11	1.55
Total income (loss) from investment activities	(5.93)		13.83		11.04	(15.64)	9.68	3.01
Distributions to Shareholders From:
Net investment income	—		—		(0.31)	(1.53)	(1.66)	(0.36)
Net realized gains on investments	(0.80)		—		—	(3.38)	—	—
Total distributions	(0.80)		—		(0.31)	(4.91)	(1.66)	(0.36)
Net Asset Value, End of Period	$49.10		$55.83		$42.00	$31.27	$51.82	$43.80
Total Return	(10.68	)%(b)	32.93%		35.33%	(30.76)%	22.46%	7.36%
Ratios to Average Net Assets:
Gross expenses(c)	1.74%		1.76%		1.80%	1.71%	1.70%	1.74%
Net expenses(c)	1.68%		1.68%		1.67%	1.63%	1.63%	1.70%
Net investment income (loss)(c)	(1.63)%		(1.56)%		(1.57)%	0.68%	3.41%	3.30%
Supplemental Data:
Net assets, end of period (000's)	$130,295		$174,735		$131,107	$91,604	$162,242	$125,274
Portfolio turnover rate(d)	—		694	%(e)	—	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(e)  Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

130 :: ProFund VP Precious Metals :: Financial Highlights

Investment Objective: The ProFund VP Telecommunications seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	55%
Swap Agreements	45%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	24.3%
Verizon Communications, Inc.	13.7%
CenturyLink, Inc.	3.1%
American Tower Corp.	2.7%
Sprint Nextel Corp.	2.1%

Dow Jones U.S. Telecommunications Index – Composition

% of Index
Fixed Line Telecommunications	84%
Mobile Telecommunications	16%

Schedule of Portfolio Investments (unaudited)

Common Stocks (55.2%)

	Shares	Value
AboveNet, Inc. (Internet)	746	$52,563
American Tower Corp.* (Telecommunications)	11,563	604,745
AT&T, Inc. (Telecommunications)	170,834	5,365,896
CenturyLink, Inc. (Telecommunications)	17,158	693,698
Cincinnati Bell, Inc.* (Telecommunications)	5,968	19,814
Crown Castle International Corp.* (Telecommunications)	7,087	289,079
Frontier Communications Corp. (Telecommunications)	28,721	231,778
Leap Wireless International, Inc.* (Telecommunications)	1,865	30,269
Leucadia National Corp. (Holding Companies-Diversified)	5,595	190,789
Level 3 Communications, Inc.* (Telecommunications)	48,863	119,226
MetroPCS Communications, Inc.* (Telecommunications)	7,460	128,387
NII Holdings, Inc.—Class B* (Telecommunications)	4,849	205,501
SBA Communications Corp.—Class A* (Telecommunications)	3,357	128,204
Sprint Nextel Corp.* (Telecommunications)	86,163	464,418
Telephone & Data Systems, Inc. (Telecommunications)	1,492	46,371
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	1,119	30,135
tw telecom, Inc.* (Telecommunications)	4,476	91,892
US Cellular Corp.* (Telecommunications)	373	18,061
Verizon Communications, Inc. (Telecommunications)	81,314	3,027,320
Virgin Media, Inc. (Telecommunications)	8,206	245,606
Windstream Corp. (Telecommunications)	14,547	188,529
TOTAL COMMON STOCKS (Cost $8,702,233)		12,172,281

Repurchase Agreements(a) (0.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $177,000	$177,000	$177,000
TOTAL REPURCHASE AGREEMENTS (Cost $177,000)		177,000
TOTAL INVESTMENT SECURITIES (Cost $8,879,233)—56.0%		12,349,281
Net other assets (liabilities)—44.0%		9,717,479
NET ASSETS—100.0%		$22,066,760

*  Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$9,878,815	$(1,185)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Telecommunications :: 131

ProFund VP Telecommunications invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Holding Companies-Diversified	$190,789	0.9%
Internet	52,563	0.2%
Telecommunications	11,928,929	54.1%
Other**	9,894,479	44.8%
Total	$22,066,760	100.0%

**  Includes any non-equity securities and net other asset (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

132 :: ProFund VP Telecommunications :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$8,879,233
Securities, at value	12,172,281
Repurchase agreements, at value	177,000
Total Investment Securities, at value	12,349,281
Cash	719
Dividends receivable	6,562
Receivable for capital shares issued	9,422
Receivable for investments sold	9,788,954
Prepaid expenses	148
TOTAL ASSETS	22,155,086
LIABILITIES:
Payable for capital shares redeemed	43,364
Unrealized loss on swap agreements	1,185
Advisory fees payable	12,629
Management services fees payable	1,684
Administration fees payable	743
Administrative services fees payable	8,024
Distribution fees payable	6,450
Trustee fees payable	2
Transfer agency fees payable	2,109
Fund accounting fees payable	1,584
Compliance services fees payable	164
Other accrued expenses	10,388
TOTAL LIABILITIES	88,326
NET ASSETS	$22,066,760
NET ASSETS CONSIST OF:
Capital	$27,833,075
Accumulated net investment income (loss)	246,527
Accumulated net realized gains (losses) on investments	(9,481,705)
Net unrealized appreciation (depreciation) on investments	3,468,863
NET ASSETS	$22,066,760
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,832,598
Net Asset Value (offering and redemption price per share)	$7.79

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$397,237
Interest	31
TOTAL INVESTMENT INCOME	397,268
EXPENSES:
Advisory fees	67,295
Management services fees	8,973
Administration fees	3,443
Transfer agency fees	4,937
Administrative services fees	29,650
Distribution fees	22,432
Custody fees	1,911
Fund accounting fees	6,704
Trustee fees	126
Compliance services fees	92
Other fees	12,329
Total Gross Expenses before reductions	157,892
Less Expenses reduced by the Advisor	(7,151)
TOTAL NET EXPENSES	150,741
NET INVESTMENT INCOME (LOSS)	246,527
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	604,412
Net realized gains (losses) on swap agreements	41,859
Change in net unrealized appreciation/depreciation on investments	(192,242)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	454,029
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$700,556

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Telecommunications :: 133

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$246,527	$458,265
Net realized gains (losses) on investments	646,271	(291,203)
Change in net unrealized appreciation/depreciation on investments	(192,242)	2,274,898
Change in net assets resulting from operations	700,556	2,441,960
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(458,265)	(452,783)
Change in net assets resulting from distributions	(458,265)	(452,783)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	19,458,985	36,879,551
Dividends reinvested	458,265	452,783
Value of shares redeemed	(15,889,023)	(33,255,107)
Change in net assets resulting from capital transactions	4,028,227	4,077,226
Change in net assets	4,270,518	6,066,403
NET ASSETS:
Beginning of period	17,796,242	11,729,839
End of period	$22,066,760	$17,796,242
Accumulated net investment income (loss)	$246,527	$458,265
SHARE TRANSACTIONS:
Issued	2,524,758	5,497,540
Reinvested	60,697	67,884
Redeemed	(2,107,375)	(4,954,800)
Change in shares	478,080	610,624
See accompanying notes to the financial statements.

134 :: ProFund VP Telecommunications :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$7.56		$6.73	$6.76	$19.31	$18.00	$13.48
Investment Activities:
Net investment income (loss)(a)	0.10		0.24	0.36	0.35	0.29	0.23
Net realized and unrealized gains (losses) on investments	0.36		0.79	0.10	(5.89)	1.24	4.37
Total income (loss) from investment activities	0.46		1.03	0.46	(5.54)	1.53	4.60
Distributions to Shareholders From:
Net investment income	(0.23)		(0.20)	(0.49)	(1.07)	(0.16)	(0.08)
Net realized gains on investments	—		—	—	(5.94)	(0.06)	—
Total distributions	(0.23)		(0.20)	(0.49)	(7.01)	(0.22)	(0.08)
Net Asset Value, End of Period	$7.79		$7.56	$6.73	$6.76	$19.31	$18.00
Total Return	6.23	%(b)	15.68%	7.32%	(34.42)%	8.39%	34.28%
Ratios to Average Net Assets:
Gross expenses(c)	1.76%		1.78%	1.87%	1.79%	1.72%	1.75%
Net expenses(c)	1.68%		1.68%	1.66%	1.63%	1.63%	1.68%
Net investment income (loss)(c)	2.75%		3.51%	5.61%	2.70%	1.45%	1.40%
Supplemental Data:
Net assets, end of period (000's)	$22,067		$17,796	$11,730	$14,371	$35,618	$44,158
Portfolio turnover rate(d)	150	%(b)	337%	689%	613%	411%	525%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Telecommunications :: 135

Investment Objective: The ProFund VP Utilities seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Southern Co.	6.5%
Exelon Corp.	5.4%
Dominion Resources, Inc.	5.4%
Duke Energy Corp.	4.8%
NextEra Energy, Inc.	4.7%

Dow Jones U.S. Utilities Index – Composition

% of Index
Electricity	72%
Gas, Water & MultiUtilities	28%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
AGL Resources, Inc. (Gas)	6,585	$268,075
ALLETE, Inc. (Electric)	2,634	108,099
Alliant Energy Corp. (Electric)	9,219	374,845
Ameren Corp. (Electric)	20,633	595,056
American Electric Power, Inc. (Electric)	40,827	1,538,361
American Water Works Co., Inc. (Water)	14,926	439,571
Aqua America, Inc. (Water)	11,853	260,529
Atmos Energy Corp. (Gas)	7,902	262,742
Avista Corp. (Electric)	4,829	124,057
Black Hills Corp. (Electric)	3,512	105,676
California Water Service Group (Water)	3,512	65,710
Calpine Corp.* (Electric)	29,852	481,513
CenterPoint Energy, Inc. (Electric)	33,803	654,088
Cleco Corp. (Electric)	5,268	183,590
CMS Energy Corp. (Electric)	21,511	423,552
Consolidated Edison, Inc. (Electric)	24,584	1,308,852
Constellation Energy Group, Inc. (Electric)	15,365	583,255
Covanta Holding Corp. (Energy-Alternate Sources)	10,536	173,739
Dominion Resources, Inc. (Electric)	49,607	2,394,530
DPL, Inc. (Electric)	10,097	304,526
DTE Energy Co. (Electric)	14,487	724,640
Duke Energy Corp. (Electric)	112,384	2,116,191
Dynegy, Inc.—Class A* (Electric)	8,780	54,348
Edison International (Electric)	25,462	986,652
El Paso Electric Co. (Electric)	3,512	113,438
Entergy Corp. (Electric)	15,365	1,049,122
Exelon Corp. (Electric)	56,192	2,407,265
FirstEnergy Corp. (Electric)	35,559	1,569,930
GenOn Energy, Inc.* (Electric)	64,972	250,792
Great Plains Energy, Inc. (Electric)	11,414	236,612
Hawaiian Electric Industries, Inc. (Electric)	7,902	190,122
IDACORP, Inc. (Electric)	4,390	173,405
Integrys Energy Group, Inc. (Electric)	6,585	341,366
ITC Holdings Corp. (Electric)	4,390	315,070
Laclede Group, Inc. (Gas)	1,756	66,429
National Fuel Gas Co. (Pipelines)	6,585	479,388
New Jersey Resources Corp. (Gas)	3,512	156,670
NextEra Energy, Inc. (Electric)	35,998	2,068,445

Common Stocks, continued

	Shares	Value
Nicor, Inc. (Gas)	3,951	$216,278
NiSource, Inc. (Electric)	23,706	480,047
Northeast Utilities System (Electric)	14,926	524,947
Northwest Natural Gas Co. (Gas)	2,195	99,060
NorthWestern Corp. (Electric)	3,073	101,747
NRG Energy, Inc.* (Electric)	20,633	507,159
NSTAR (Electric)	8,780	403,704
NV Energy, Inc. (Electric)	19,755	303,239
ONEOK, Inc. (Gas)	8,341	617,317
Pepco Holdings, Inc. (Electric)	19,316	379,173
PG&E Corp. (Electric)	33,803	1,420,740
Piedmont Natural Gas Co., Inc. (Gas)	6,146	185,978
Pinnacle West Capital Corp. (Electric)	9,219	410,983
PNM Resources, Inc. (Electric)	6,585	110,233
Portland General Electric Co. (Electric)	6,585	166,469
PPL Corp. (Electric)	47,851	1,331,693
Progress Energy, Inc. (Electric)	25,023	1,201,354
Public Service Enterprise Group, Inc. (Electric)	43,461	1,418,567
Questar Corp. (Pipelines)	14,926	264,339
SCANA Corp. (Electric)	9,658	380,235
Sempra Energy (Gas)	18,877	998,216
South Jersey Industries, Inc. (Gas)	2,634	143,053
Southern Co. (Electric)	71,557	2,889,472
Southwest Gas Corp. (Gas)	3,951	152,548
Spectra Energy Corp. (Pipelines)	55,314	1,516,157
TECO Energy, Inc. (Electric)	17,121	323,416
The AES Corp.* (Electric)	68,045	866,893
UGI Corp. (Gas)	9,219	293,994
UIL Holdings Corp. (Electric)	4,390	142,017
Unisource Energy Corp. (Electric)	3,073	114,715
Vectren Corp. (Gas)	7,024	195,689
Westar Energy, Inc. (Electric)	9,658	259,897
WGL Holdings, Inc. (Gas)	4,390	168,971
Wisconsin Energy Corp. (Electric)	19,755	619,319
Xcel Energy, Inc. (Electric)	41,266	1,002,764
TOTAL COMMON STOCKS (Cost $29,974,538)		44,160,634

See accompanying notes to the financial statements.

136 :: ProFund VP Utilities :: Financial Statements

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $98,000	$98,000	$98,000
TOTAL REPURCHASE AGREEMENTS (Cost $98,000)		98,000
TOTAL INVESTMENT SECURITIES (Cost $30,072,538)—100.1%		44,258,634
Net other assets (liabilities)—(0.1)%		(33,018)
NET ASSETS—100.0%		$44,225,616

*  Non-income producing security

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Utilities invested in the following industries as of June 30, 2011:

	Value	% of Net Assets
Electric	$37,136,181	84.0%
Energy-Alternate Sources	173,739	0.4%
Gas	3,825,020	8.7%
Pipelines	2,259,884	5.1%
Water	765,810	1.7%
Other**	64,982	0.1%
Total	$44,225,616	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Utilities :: 137

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$30,072,538
Securities, at value	44,160,634
Repurchase agreements, at value	98,000
Total Investment Securities, at value	44,258,634
Cash	272
Dividends receivable	95,297
Receivable for capital shares issued	7,061
Prepaid expenses	389
TOTAL ASSETS	44,361,653
LIABILITIES:
Payable for capital shares redeemed	47,158
Advisory fees payable	25,054
Management services fees payable	3,340
Administration fees payable	1,451
Administrative services fees payable	15,523
Distribution fees payable	12,528
Trustee fees payable	4
Transfer agency fees payable	4,134
Fund accounting fees payable	3,094
Compliance services fees payable	347
Other accrued expenses	23,404
TOTAL LIABILITIES	136,037
NET ASSETS	$44,225,616
NET ASSETS CONSIST OF:
Capital	$39,211,199
Accumulated net investment income (loss)	460,422
Accumulated net realized gains (losses) on investments	(9,632,101)
Net unrealized appreciation (depreciation) on investments	14,186,096
NET ASSETS	$44,225,616
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,470,209
Net Asset Value (offering and redemption price per share)	$30.08

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$768,163
Interest	14
TOTAL INVESTMENT INCOME	768,177
EXPENSES:
Advisory fees	137,391
Management services fees	18,318
Administration fees	6,940
Transfer agency fees	9,947
Administrative services fees	60,278
Distribution fees	45,797
Custody fees	3,585
Fund accounting fees	13,588
Trustee fees	254
Compliance services fees	194
Other fees	24,046
Total Gross Expenses before reductions	320,338
Less Expenses reduced by the Advisor	(12,583)
TOTAL NET EXPENSES	307,755
NET INVESTMENT INCOME (LOSS)	460,422
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	187,761
Change in net unrealized appreciation/depreciation on investments	2,360,813
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,548,574
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,008,996

See accompanying notes to the financial statements.

138 :: ProFund VP Utilities :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$460,422	$916,027
Net realized gains (losses) on investments	187,761	(204,006)
Change in net unrealized appreciation/depreciation on investments	2,360,813	1,088,243
Change in net assets resulting from operations	3,008,996	1,800,264
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(916,027)	(856,502)
Change in net assets resulting from distributions	(916,027)	(856,502)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	26,826,933	34,319,975
Dividends reinvested	916,027	856,502
Value of shares redeemed	(19,503,945)	(40,495,937)
Change in net assets resulting from capital transactions	8,239,015	(5,319,460)
Change in net assets	10,331,984	(4,375,698)
NET ASSETS:
Beginning of period	33,893,632	38,269,330
End of period	$44,225,616	$33,893,632
Accumulated net investment income (loss)	$460,422	$916,027
SHARE TRANSACTIONS:
Issued	910,536	1,273,106
Reinvested	32,232	32,841
Redeemed	(667,649)	(1,504,824)
Change in shares	275,119	(198,877)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Utilities :: 139

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$28.36		$27.45	$25.78	$39.33	$34.84	$29.64
Investment Activities:
Net investment income (loss)(a)	0.36		0.71	0.71	0.53	0.46	0.54
Net realized and unrealized gains (losses) on investments	2.11		0.86	2.00	(12.26)	4.97	5.11
Total income (loss) from investment activities	2.47		1.57	2.71	(11.73)	5.43	5.65
Distributions to Shareholders From:
Net investment income	(0.75)		(0.66)	(1.04)	(0.91)	(0.52)	(0.45)
Net realized gains on investments	—		—	—	(0.91)	(0.42)	—
Total distributions	(0.75)		(0.66)	(1.04)	(1.82)	(0.94)	(0.45)
Net Asset Value, End of Period	$30.08		$28.36	$27.45	$25.78	$39.33	$34.84
Total Return	8.86	%(b)	5.95%	10.73%	(30.70)%	15.80%	19.22%
Ratios to Average Net Assets:
Gross expenses(c)	1.75%		1.77%	1.83%	1.75%	1.72%	1.75%
Net expenses(c)	1.68%		1.68%	1.66%	1.63%	1.63%	1.68%
Net investment income (loss)(c)	2.51%		2.65%	2.84%	1.54%	1.22%	1.68%
Supplemental Data:
Net assets, end of period (000's)	$44,226		$33,894	$38,269	$35,540	$195,220	$104,601
Portfolio turnover rate(d)	30	%(b)	61%	139%	82%	168%	153%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

140 :: ProFund VP Utilities :: Financial Highlights

Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").

Allocation of Portfolio Holdings (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	102%
U.S. Treasury Obligations	23%
Total Exposure	125%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligations (22.9%)

	Principal Amount	Value
U.S. Treasury Bonds, 4.375%, 5/15/41	$18,000,000	$17,978,906
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,188,228)		17,978,906

Repurchase Agreements(a)(b) (58.3%)

Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $45,630,000	45,630,000	45,630,000
TOTAL REPURCHASE AGREEMENTS (Cost $45,630,000)		45,630,000
TOTAL INVESTMENT SECURITIES (Cost $63,818,228)—81.2%		63,608,906
Net other assets (liabilities)—18.8%		14,717,567
NET ASSETS—100.0%		$78,326,473

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2011, the aggregate amount held in a segregated account was $3,219,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/41	$45,047,148	$(439,608)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/41	34,859,102	(261,966)
		$(701,574)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 141

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$63,818,228
Securities, at value	17,978,906
Repurchase agreements, at value	45,630,000
Total Investment Securities, at value	63,608,906
Cash	992
Interest receivable	100,577
Receivable for capital shares issued	15,439,890
Prepaid expenses	492
TOTAL ASSETS	79,150,857
LIABILITIES:
Payable for capital shares redeemed	43,655
Unrealized loss on swap agreements	701,574
Advisory fees payable	17,248
Management services fees payable	3,449
Administration fees payable	1,510
Administrative services fees payable	15,065
Distribution fees payable	14,735
Trustee fees payable	4
Transfer agency fees payable	4,278
Fund accounting fees payable	3,220
Compliance services fees payable	398
Other accrued expenses	19,248
TOTAL LIABILITIES	824,384
NET ASSETS	$78,326,473
NET ASSETS CONSIST OF:
Capital	$99,560,822
Accumulated net investment income (loss)	(254)
Accumulated net realized gains (losses) on investments	(20,323,199)
Net unrealized appreciation (depreciation) on investments	(910,896)
NET ASSETS	$78,326,473
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,962,204
Net Asset Value (offering and redemption price per share)	$19.77

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$339,879
EXPENSES:
Advisory fees	100,400
Management services fees	20,080
Administration fees	7,631
Transfer agency fees	10,892
Administrative services fees	57,150
Distribution fees	50,200
Custody fees	3,348
Fund accounting fees	14,656
Trustee fees	273
Compliance services fees	199
Printing fees	17,081
Other fees	9,389
Total Gross Expenses before reductions	291,299
Less Expenses reduced by the Advisor	(14,193)
TOTAL NET EXPENSES	277,106
NET INVESTMENT INCOME (LOSS)	62,773
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(445,604)
Net realized gains (losses) on futures contracts	(24,074)
Net realized gains (losses) on swap agreements	(757,054)
Change in net unrealized appreciation/depreciation on investments	392,411
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(834,321)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(771,548)

See accompanying notes to the financial statements.

142 :: ProFund VP U.S. Government Plus :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$62,773	$271,140
Net realized gains (losses) on investments	(1,226,732)	3,024,985
Change in net unrealized appreciation/depreciation on investments	392,411	(912,632)
Change in net assets resulting from operations	(771,548)	2,383,493
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(63,027)	(278,335)
Change in net assets resulting from distributions	(63,027)	(278,335)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	199,867,170	286,596,115
Dividends reinvested	63,027	278,335
Value of shares redeemed	(161,557,771)	(290,573,191)
Change in net assets resulting from capital transactions	38,372,426	(3,698,741)
Change in net assets	37,537,851	(1,593,583)
NET ASSETS:
Beginning of period	40,788,622	42,382,205
End of period	$78,326,473	$40,788,622
Accumulated net investment income (loss)	$(254)	$—
SHARE TRANSACTIONS:
Issued	10,277,768	14,461,533
Reinvested	3,161	13,042
Redeemed	(8,398,560)	(14,764,828)
Change in shares	1,882,369	(290,253)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 143

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$19.61		$17.88	$47.26	$32.10	$30.20	$32.75
Investment Activities:
Net investment income (loss)(a)	0.03		0.08	(0.05)	0.58	1.06	1.04
Net realized and unrealized gains (losses) on investments	0.16	(b)	1.73	(14.27)	15.15	1.91	(2.55)
Total income (loss) from investment activities	0.19		1.81	(14.32)	15.73	2.97	(1.51)
Distributions to Shareholders From:
Net investment income	(0.03)		(0.08)	—	(0.57)	(1.07)	(1.04)
Return of Capital	—		—	(0.01)	—	—	—
Net realized gains on investments	—		—	(15.05)	—	—	—
Total distributions	(0.03)		(0.08)	(15.06)	(0.57)	(1.07)	(1.04)
Net Asset Value, End of Period	$19.77		$19.61	$17.88	$47.26	$32.10	$30.20
Total Return	0.98	%(c)	10.10%	(32.62)%	49.73%	10.12%	(4.52)%
Ratios to Average Net Assets:
Gross expenses(d)	1.45%		1.47%	1.53%	1.45%	1.43%	1.42%
Net expenses(d)	1.38%		1.38%	1.36%	1.33%	1.33%	1.38%
Net investment income (loss)(d)	0.31%		0.42%	(0.16)%	1.71%	3.55%	3.45%
Supplemental Data:
Net assets, end of period (000's)	$78,326		$40,789	$42,382	$125,484	$94,705	$33,259
Portfolio turnover rate(e)	611	%(c)	658%	808%	464%	474%	1,308%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

144 :: ProFund VP U.S. Government Plus :: Financial Highlights

Investment Objective: The ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the U.S. Dollar Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(10)%
Forward Currency Contracts	(90)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition

% of Index
Euro	57%
Japanese Yen	14%
British Pound Sterling	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (99.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $2,261,000	$2,261,000	$2,261,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,261,000)		2,261,000
TOTAL INVESTMENT SECURITIES (Cost $2,261,000)—99.1%		2,261,000
Net other assets (liabilities)—0.9%		20,980
NET ASSETS—100.0%		$2,281,980

(a)  A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of June 30, 2011, the aggregate amount held in a segregated account was $154,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Dollar Index Futures Contract expiring 9/20/11 (Underlying notional amount at value $224,085)	3	$4,284

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 145

At June 30, 2011, the ProFund VP Falling U.S. Dollar's forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	7/8/11	13,468	$22,040	$21,610	$430
Canadian Dollar vs. U.S. Dollar	7/8/11	15,034	15,346	15,589	(243)
Euro vs. U.S. Dollar	7/8/11	87,063	127,018	126,212	806
Japanese Yen vs. U.S. Dollar	7/8/11	2,404,047	29,986	29,869	117
Swedish Krona vs. U.S. Dollar	7/8/11	51,174	8,280	8,090	190
Swiss Franc vs. U.S. Dollar	7/8/11	6,975	8,334	8,299	35
Total Short Contracts			$211,004	$209,669	$1,335
Long:
British Pound Sterling vs. U.S. Dollar	7/8/11	106,882	$175,250	$171,496	$(3,754)
Canadian Dollar vs. U.S. Dollar	7/8/11	117,911	121,070	122,264	1,194
Euro vs. U.S. Dollar	7/8/11	577,624	833,736	837,358	3,622
Japanese Yen vs. U.S. Dollar	7/8/11	16,879,707	209,408	209,723	315
Swedish Krona vs. U.S. Dollar	7/8/11	323,978	52,248	51,215	(1,033)
Swiss Franc vs. U.S. Dollar	7/8/11	44,885	53,518	53,405	(113)
Total Long Contracts			$1,445,230	$1,445,461	$231

At June 30, 2011, the ProFund VP Falling U.S. Dollar's forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British Pound Sterling vs. U.S. Dollar	7/8/11	59,205	$96,849	$94,997	$(1,852)
Canadian Dollar vs. U.S. Dollar	7/8/11	77,734	79,893	80,603	710
Euro vs. U.S. Dollar	7/8/11	327,094	471,267	474,175	2,908
Japanese Yen vs. U.S. Dollar	7/8/11	8,059,993	99,929	100,142	213
Swedish Krona vs. U.S. Dollar	7/8/11	273,753	44,165	43,276	(889)
Swiss Franc vs. U.S. Dollar	7/8/11	24,374	29,053	29,001	(52)
Total Long Contracts			$821,156	$822,194	$1,038

See accompanying notes to the financial statements.

146 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$2,261,000
Repurchase agreements, at value	2,261,000
Total Investment Securities, at value	2,261,000
Cash	355
Segregated cash balances with brokers	6,605
Segregated cash balances with custodian	320
Unrealized appreciation on forward currency contracts	12,081
Receivable for capital shares issued	20,792
Variation margin on futures contracts	1,315
Prepaid expenses	18
TOTAL ASSETS	2,302,486
LIABILITIES:
Payable for capital shares redeemed	4,963
Unrealized depreciation on forward currency contracts	9,477
Advisory fees payable	918
Management services fees payable	122
Administration fees payable	67
Administrative services fees payable	1,202
Distribution fees payable	1,185
Transfer agency fees payable	199
Fund accounting fees payable	143
Compliance services fees payable	15
Other accrued expenses	2,215
TOTAL LIABILITIES	20,506
NET ASSETS	$2,281,980
NET ASSETS CONSIST OF:
Capital	$4,245,064
Accumulated net investment income (loss)	(13,674)
Accumulated net realized gains (losses) on investments	(1,956,298)
Net unrealized appreciation (depreciation) on investments	6,888
NET ASSETS	$2,281,980
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	73,467
Net Asset Value (offering and redemption price per share)	$31.06

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$378
EXPENSES:
Advisory fees	6,274
Management services fees	836
Administration fees	357
Transfer agency fees	513
Administrative services fees	2,086
Distribution fees	2,091
Custody fees	2,104
Fund accounting fees	690
Trustee fees	13
Compliance services fees	10
Printing fees	1,032
Other fees	948
Total Gross Expenses before reductions	16,954
Less Expenses reduced by the Advisor	(2,902)
TOTAL NET EXPENSES	14,052
NET INVESTMENT INCOME (LOSS)	(13,674)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(843)
Net realized gains (losses) on forward currency contracts	120,132
Change in net unrealized appreciation/depreciation on investments	(22,832)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	96,457
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$82,783

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 147

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(13,674)	$(26,469)
Net realized gains (losses) on investments	119,289	(92,467)
Change in net unrealized appreciation/depreciation on investments	(22,832)	36,676
Change in net assets resulting from operations	82,783	(82,260)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	3,356,289	5,056,136
Value of shares redeemed	(2,471,801)	(5,570,295)
Change in net assets resulting from capital transactions	884,488	(514,159)
Change in net assets	967,271	(596,419)
NET ASSETS:
Beginning of period	1,314,709	1,911,128
End of period	$2,281,980	$1,314,709
Accumulated net investment income (loss)	$(13,674)	$—
SHARE TRANSACTIONS:
Issued	109,235	176,299
Redeemed	(80,533)	(194,921)
Change in shares	28,702	(18,622)

See accompanying notes to the financial statements.

148 :: ProFund VP Falling U.S. Dollar :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$29.37		$30.15		$30.18		$31.85	$30.00
Investment Activities:
Net investment income (loss)(b)	(0.25)		(0.50)		(0.55)		0.15	0.29
Net realized and unrealized gains (losses) on investments	1.94		(0.28)		1.49		(1.70)	1.56
Total income (loss) from investment activities	1.69		(0.78)		0.94		(1.55)	1.85
Distributions to Shareholders From:
Net investment income	—		—		(0.97)		(0.08)	—
Net realized gains on investments	—		—		—		(0.04)	—
Total distributions	—		—		—		(0.12)	—
Net Asset Value, End of Period	$31.06		$29.37		$30.15		$30.18	$31.85
Total Return	5.75	%(c)	(2.59)%		3.04%		(4.86)%	6.17	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	2.03%		1.92%		2.03%		1.62%	2.52%
Net expenses(d)	1.68%		1.82	%(e)	1.91	%(e)	1.58%	1.63%
Net investment income (loss)(d)	(1.63)%		(1.72)%		(1.82)%		0.46%	2.78%
Supplemental Data:
Net assets, end of period (000's)	$2,282		$1,315		$1,911		$2,339	$532
Portfolio turnover rate(f)	—		—		—		—	—

(a)  Period from commencement of operations.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(f)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Falling U.S. Dollar :: 149

Investment Objective: The ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2011

Market Exposure

Investment Type	% of Net Assets
Repurchase Agreements	110%
Total Exposure	110%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (109.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/11, due 7/1/11, total to be received $184,507,000	$184,507,000	$184,507,000
TOTAL REPURCHASE AGREEMENTS (Cost $184,507,000)		184,507,000
TOTAL INVESTMENT SECURITIES (Cost $184,507,000)—109.6%		184,507,000
Net other assets (liabilities)—(9.6)%		(16,176,657)
NET ASSETS—100.0%		$168,330,343

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the notes to the financial statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

150 :: ProFund VP Money Market :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2011

ASSETS:
Total Investment Securities, at cost	$184,507,000
Repurchase agreements, at value	184,507,000
Total Investment Securities, at value	184,507,000
Cash	833
Receivable for capital shares issued	480,575
Receivable from Advisor	82,515
Prepaid expenses	2,080
TOTAL ASSETS	185,073,003
LIABILITIES:
Payable for capital shares redeemed	16,447,119
Administration fees payable	6,273
Administrative services fees payable	36,363
Distribution fees payable	88,186
Trustee fees payable	17
Transfer agency fees payable	17,378
Fund accounting fees payable	13,377
Compliance services fees payable	1,696
Other accrued expenses	132,251
TOTAL LIABILITIES	16,742,660
NET ASSETS	$168,330,343
NET ASSETS CONSIST OF:
Capital	$168,330,343
NET ASSETS	$168,330,343
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	168,330,343
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2011

INVESTMENT INCOME:
Interest	$45,845
EXPENSES:
Advisory fees	672,186
Management services fees	89,624
Administration fees	37,453
Transfer agency fees	53,580
Administrative services fees	72,072
Distribution fees	178,001
Custody fees	4,449
Fund accounting fees	71,934
Trustee fees	1,345
Compliance services fees	1,027
Other fees	73,134
Total Gross Expenses before reductions	1,254,805
Less Expenses reduced by the Advisor	(1,226,907)
TOTAL NET EXPENSES	27,898
NET INVESTMENT INCOME (LOSS)	17,947
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$17,947

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Money Market :: 151

Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$17,947	$44,671
Change in net assets resulting from operations	17,947	44,671
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(17,947)	(44,671)
Change in net assets resulting from distributions	(17,947)	(44,671)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,362,018,219	2,668,232,055
Dividends reinvested	17,947	44,671
Value of shares redeemed	(1,365,925,748)	(2,724,352,132)
Change in net assets resulting from capital transactions	(3,889,582)	(56,075,406)
Change in net assets	(3,889,582)	(56,075,406)
NET ASSETS:
Beginning of period	172,219,925	228,295,331
End of period	$168,330,343	$172,219,925
SHARE TRANSACTIONS:
Issued	1,362,018,219	2,668,232,055
Reinvested	17,947	44,671
Redeemed	(1,365,925,748)	(2,724,352,132)
Change in shares	(3,889,582)	(56,075,406)

See accompanying notes to the financial statements.

152 :: ProFund VP Money Market :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2011 (unaudited)		Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008		Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000
Investment Activities:
Net investment income (loss)	—	(a)	—	(a)	—	(a)	0.008		0.037	0.036
Distributions to Shareholders From:
Net investment income	—	(a)	—	(a)	—	(a)	(0.008)		(0.037)	(0.036)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000
Total Return	0.01	%(b)	0.02%		0.03%		0.84%		3.77%	3.68%
Ratios to Average Net Assets:
Gross expenses(c)	1.40%		1.45%		1.41%		1.49%		1.37%	1.33%
Net expenses(c)	0.03	%(d)	0.09	%(d)	0.06	%(d)	0.99	%(d)	1.30%	1.29%
Net investment income (loss)(c)	0.02%		0.02%		0.03%		0.82%		3.67%	3.65%
Supplemental Data:
Net assets, end of period (000's)	$168,330		$172,220		$228,295		$275,018		$251,771	$152,750

(a)  Amount is less than $0.0005.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.

`

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Money Market :: 153

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Notes to Financial Statements

1. Organization

ProFunds (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report: ProFund VP Bull, ProFund VP Mid-Cap, ProFund VP Small-Cap, ProFund VP NASDAQ-100, ProFund VP Small-Cap Value, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Japan, ProFund VP UltraSmall-Cap, ProFund VP Short Small-Cap, ProFund VP Short NASDAQ-100, ProFund VP Short International, ProFund VP Short Emerging Markets, ProFund VP Basic Materials, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Falling U.S. Dollar and ProFund VP Money Market (collectively, the "ProFunds VP" and individually, a "ProFund VP"). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the "non-money market ProFunds VP." Each non-money market ProFund VP is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds' VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund VP will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the "Advisor"). Repurchase agreements are subject to the seller's agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP's custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

At June 30, 2011, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.00%, dated 6/30/11, due 7/1/11(1)	HSBC Securities (USA), Inc., 0.00%, dated 6/30/11, due 7/1/11(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.00%, dated 6/30/11, due 7/1/11(3)	UBS Securities LLC, 0.00%, dated 6/30/11, due 7/1/11(4)	UMB Bank N.A., 0.00%, dated 6/30/11, due 7/1/11(5)
ProFund VP Bull	$6,286,000	$13,114,000	$103,000	$665,000	$1,082,000
ProFund VP Mid-Cap	1,757,000	1,753,000	1,757,000	1,757,000	1,757,000
ProFund VP Small-Cap	1,548,000	3,232,000	24,000	163,000	272,000
ProFund VP NASDAQ-100	6,252,000	13,042,000	103,000	662,000	1,074,000
ProFund VP Asia 30	42,000	88,000	—	4,000	10,000
ProFund VP Europe 30	171,000	357,000	2,000	18,000	31,000

156 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

Fund Name	Deutsche Bank Securities, Inc., 0.00%, dated 6/30/11, due 7/1/11(1)	HSBC Securities (USA), Inc., 0.00%, dated 6/30/11, due 7/1/11(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.00%, dated 6/30/11, due 7/1/11(3)	UBS Securities LLC, 0.00%, dated 6/30/11, due 7/1/11(4)	UMB Bank N.A., 0.00%, dated 6/30/11, due 7/1/11(5)
ProFund VP International	$3,286,000	$3,278,000	$3,286,000	$3,286,000	$3,286,000
ProFund VP Emerging Markets	303,000	296,000	303,000	303,000	303,000
ProFund VP Japan	1,541,000	1,538,000	1,541,000	1,541,000	1,541,000
ProFund VP UltraSmall-Cap	5,646,000	11,776,000	92,000	597,000	973,000
ProFund VP Short Small-Cap	3,875,000	3,871,000	3,875,000	3,875,000	3,875,000
ProFund VP Short NASDAQ-100	2,876,000	2,869,000	2,876,000	2,876,000	2,876,000
ProFund VP Short International	419,000	415,000	419,000	419,000	419,000
ProFund VP Short Emerging Markets	436,000	431,000	436,000	436,000	436,000
ProFund VP Basic Materials	8,000	18,000	—	—	4,000
ProFund VP Consumer Services	—	1,000	—	—	2,000
ProFund VP Financials	1,000	2,000	—	—	1,000
ProFund VP Pharmaceuticals	65,000	135,000	1,000	6,000	13,000
ProFund VP Precious Metals	25,616,000	25,611,000	25,616,000	25,616,000	25,616,000
ProFund VP Telecommunications	52,000	109,000	—	5,000	11,000
ProFund VP Utilities	28,000	60,000	—	3,000	7,000
ProFund VP U.S. Government Plus	9,127,000	9,122,000	9,127,000	9,127,000	9,127,000
ProFund VP Falling U.S. Dollar	453,000	449,000	453,000	453,000	453,000
ProFund VP Money Market	36,902,000	36,899,000	36,902,000	36,902,000	36,902,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at June 30, 2011 as follows:

(1)  Federal Home Loan Mortgage Corp., 3.15% to 3.50%, due 8/17/20 to 10/28/20

(2)  Federal Home Loan Bank, 1.00%, due 11/18/13 to 8/22/14, Federal National Mortgage Association, 1.13% to 6.13%, due 3/15/12 to 5/1/13, Federal Home Loan Mortgage Corp., 4.38% to 4.75%, due 7/15/13 to 11/17/15

(3)  U.S. Treasury Notes, 0.63%, due 12/31/12

(4)  Federal National Mortgage Association, 1.25% to 1.75%, due 5/7/13 to 2/27/14

(5)  U.S. Treasury Notes, 0.75% to 2.63%, due 12/15/13 to 5/31/15, Federal Home Loan Bank, 0.88% to 3.63%, due 9/16/11 to 5/29/15, Federal Farm Credit Bank, 0.88% to 2.00%, due 1/17/12 to 11/12/14, Federal Home Loan Mortgage Corp., 2.52% to 5.00%, due 1/30/14 to 12/9/14

Depositary Receipts

Certain ProFunds VP may invest in American Depositary Receipts ("ADRs"), New York Shares ("NYSs") and Global Registered Shares ("GRSs"). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter ("OTC"), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. An NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home (foreign) market. Similar to NYSs, GRSs give companies a way to list and trade their shares directly on the New York Stock Exchange, while remaining fully fungible with the shares traded in their home country.

Real Estate Investment Trusts

The non-money market ProFunds VP, other than ProFund VP U.S. Government Plus, may own shares of real estate investment trusts ("REITS") which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP's investment objective. All derivative instruments held during the period ended June 30, 2011, gained exposure to each ProFund VP's benchmark (e.g., index, etc.) to meet its investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP's Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP's investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with investment securities to meet their investment objective during the period ended June 30, 2011. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period. The volume associated with derivate positions in the ProFund VP Pharmaceuticals, ProFund VP Telecommunications and ProFund VP U.S. Government Plus was 10%, 11% and 88%, respectively, based on average monthly notional amount in comparison to net assets during the period ended June 30, 2011.

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 157

The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The non-money market ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon. The non-money market ProFunds VP use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The non-money market ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to the foreign currency denominated futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Options

The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index option transactions are in cash.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. During the period ended June 30, 2011, the ProFunds VP did not write options.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFund VP could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against nonpayment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP

158 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

The ProFunds VP remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP. In the event of the bankruptcy of a counterparty, the ProFund VP will have direct access to the collateral received from the counterparty, generally as of the day prior to the bankruptcy, because there is a one day time lag between the ProFund's VP request for collateral and the delivery of such collateral. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of June 30, 2011, the collateral posted by counterparties consisted of U.S. treasury securities.

Swap Agreements

The non-money market ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP. The non-money market ProFunds VP use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP's obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of underlying instruments. Pursuant to valuation procedures approved by the Board of Trustees, the net amount of the excess, if any, of each ProFund VP's obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the ProFund VP's custodian. In a long swap agreement where the fund receives the return on the index, the gain or loss on the notional amount plus dividends or interest on the underlying instrument or reference entity less the interest payable by each ProFund VP on the notional amount, as well as any trading spreads the ProFunds VP may agree to pay the counterparty on the notional amount are recorded as "unrealized gain or loss on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "net realized gains (losses) on swap agreements."

Some ProFunds VP may also enter into swap agreements that provide the opposite return of their underlying instrument or reference entity ("short" the index or security) where the fund pays the return on the index. Their operations are similar to the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and the dividends or interest on the underlying instruments reduce the value of the swap, plus, any trading spreads that the ProFunds VP may pay to the counterparty on the notional amount. These amounts are netted with any unrealized gains or losses to determine the value of the swap.

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap table included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap table included in the Schedule of Portfolio Investments. A ProFund VP will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties limiting the net amount

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 159 due from any individual counterparty and generally requiring collateral to be posted by the counterparty for amounts owed to the ProFunds VP. All of the outstanding swap agreements at June 30, 2011 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is obligated to pay or entitled to receive the "unrealized gain or loss" amount.

The ProFund VP, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP. In the event of the bankruptcy of a counterparty, the ProFund VP will have direct access to the collateral received from the counterparty, generally as of the day prior to the bankruptcy, because there is a one day time lag between the ProFund's VP request for collateral and the delivery of such collateral. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of June 30, 2011, the collateral posted by counterparties consisted of U.S. treasury securities.

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the ProFund VP's Statement of Assets and Liabilities as of June 30, 2011:

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Bull	$328,659	$372,988	$—	$—	$—	$—
ProFund VP Mid-Cap	—	264,822	—	—	—	—
ProFund VP Small-Cap	37,110	126,171	—	—	—	—
ProFund VP NASDAQ-100	73,399	661,395	—	—	—	—
ProFund VP Europe 30	16,600	—	—	—	—	—
ProFund VP International	—	743,498	—	—	—	—
ProFund VP Emerging Markets	—	73,913	—	—	—	—
ProFund VP Japan	403,000	—	—	—	—	—
ProFund VP UltraSmall-Cap	156,687	1,093,448	—	—	—	—
ProFund VP Short Small-Cap	—	—	—	33,053	459,629	—
ProFund VP Short NASDAQ-100	—	—	—	78,176	304,873	—
ProFund VP Short International	—	—	—	—	91,617	—
ProFund VP Short Emerging Markets	—	—	—	—	82,854	—
ProFund VP Oil & Gas	—	—	—	—	242	—
ProFund VP Pharmaceuticals	—	—	—	—	945	—
ProFund VP Precious Metals	—	3,471,583	—	—	—	—
ProFund VP Telecommunications	—	—	—	—	1,185	—
Foreign Exchange Rate Risk Exposure:
ProFunds VP Falling U.S. Dollar	4,284	—	12,081	—	—	9,477
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	—	—	—	—	701,574	—

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

160 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

The Effect of Derivative Instruments on the ProFund VP's Statement of Operations for the period ended June 30, 2011:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gain (Loss) on Futures Contracts	Net Realized Gain (Loss) on Swap Agreements	Net Realized Gain (Loss) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
ProFund VP Bull	$663,186	$431,761	$—	$388,443
ProFund VP Mid-Cap	210,498	248,931	—	295,071
ProFund VP Small-Cap	179,055	203,283	—	213,411
ProFund VP NASDAQ-100	296,083	574,576	—	778,363
ProFund VP Europe 30	32,063	—	—	3,481
ProFund VP International	76,237	(109,547)	—	513,014
ProFund VP Emerging Markets	—	(106,479)	—	(334,448)
ProFund VP Japan	(1,140,293)	—	—	444,584
ProFund VP UltraSmall-Cap	94,489	(156,458)	—	1,874,585
ProFund VP Short Small-Cap	(37,350)	(47,231)	—	(533,402)
ProFund VP Short NASDAQ-100	(70,728)	(110,360)	—	(435,978)
ProFund VP Short International	(32,891)	(55,742)	—	(72,587)
ProFund VP Short Emerging Markets	—	(64,603)	—	(23,633)
ProFund VP Oil & Gas	—	—	—	(242)
ProFund VP Pharmaceuticals	—	17,367	—	(465)
ProFund VP Precious Metals	—	(18,239,738)	—	(243,188)
ProFund VP Telecommunications	—	41,859	—	(45)
Foreign Exchange Rate Risk Exposure:
ProFunds VP Falling U.S. Dollar	(843)	—	120,132	(22,832)
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	(24,074)	(757,054)	—	(1,958,844)

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 161

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as "Fees paid indirectly."

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU 2011-04"). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds' VP investments are summarized in the three broad levels listed below:

•  Level 1–quoted prices in active markets for identical assets

•  Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3–significant unobservable inputs (including the ProFunds' VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System ("NASDAQ/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Exchange traded derivatives (e.g., futures contracts and options on securities, indices and futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements and forward currency contracts) are valued based on procedures approved by the Trust's Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. While the Trust's policy is intended to result in a calculation of a ProFund VP's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

162 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

A summary of the valuations as of June 30, 2011, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each Profund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs	Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$76,365,505	$—	$—	$—	$—	$76,365,505	$—
Rights/Warrants	7	—	—	—	—	7	—
Repurchase Agreements	—	—	21,250,000	—	—	21,250,000	—
Futures Contracts	—	328,659	—	—	—	—	328,659
Swap Agreements	—	—	—	372,988	—	—	372,988
Total	$76,365,512	$328,659	$21,250,000	$372,988	$—	$97,615,512	$701,647
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$8,781,000	$—	$—	$8,781,000	$—
Swap Agreements	—	—	—	264,822	—	—	264,822
Total	$—	$—	$8,781,000	$264,822	$—	$8,781,000	$264,822
ProFund VP Small-Cap
Common Stocks	$1,075,613	$—	$—	$—	$—	$1,075,613	$—
Repurchase Agreements	—	—	5,239,000	—	—	5,239,000	—
Futures Contracts	—	37,110	—	—	—	—	37,110
Swap Agreements	—	—	—	126,171	—	—	126,171
Total	$1,075,613	$37,110	$5,239,000	$126,171	$—	$6,314,613	$163,281
ProFund VP NASDAQ-100
Common Stocks	$23,955,820	$—	$—	$—	$—	$23,955,820	$—
Repurchase Agreements	—	—	21,133,000	—	—	21,133,000	—
Futures Contracts	—	73,399	—	—	—	—	73,399
Swap Agreements	—	—	—	661,395	—	—	661,395
Total	$23,955,820	$73,399	$21,133,000	$661,395	$—	$45,088,820	$734,794
ProFund VP Small-Cap Value
Common Stocks	$26,291,455	$—	$—	$—	$—	$26,291,455	$—
Total	$26,291,455	$—	$—	$—	$—	$26,291,455	$—
ProFund VP Asia 30
Common Stocks	$77,266,208	$—	$—	$—	$—	$77,266,208	$—
Repurchase Agreements	—	—	144,000	—	—	144,000	—
Total	$77,266,208	$—	$144,000	$—	$—	$77,410,208	$—
ProFund VP Europe 30
Common Stocks	$45,060,386	$—	$—	$—	$—	$45,060,386	$—
Repurchase Agreements	—	—	579,000	—	—	579,000	—
Futures Contracts	—	16,600	—	—	—	—	16,600
Total	$45,060,386	$16,600	$579,000	$—	$—	$45,639,386	$16,600
ProFund VP International
Repurchase Agreements	$—	$—	$16,422,000	$—	$—	$16,422,000	$—
Swap Agreements	—	—	—	743,498	—	—	743,498
Total	$—	$—	$16,422,000	$743,498	$—	$16,422,000	$743,498
ProFund VP Emerging Markets
Common Stocks	$21,106,768	$—	$—	$—	$—	$21,106,768	$—
Preferred Stocks	3,588,815	—	—	—	—	3,588,815	—
Repurchase Agreements	—	—	1,508,000	—	—	1,508,000	—
Swap Agreements	—	—	—	73,913	—	—	73,913
Total	$24,695,583	$—	$1,508,000	$73,913	$—	$26,203,583	$73,913
June 30, 2011 (unaudited) :: Notes to Financial Statements :: 163

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities		Investment Securities	Other Financial Instruments^
ProFund VP Japan
Repurchase Agreements	$—	$—	$7,702,000	$—	$—		$7,702,000	$—
Futures Contracts	—	403,000	—	—	—		—	403,000
Total	$—	$403,000	$7,702,000	$—	$—		$7,702,000	$403,000
ProFund VP UltraSmall-Cap
Common Stocks	$3,047,579	$—	$—	$—	$—		$3,047,579	$—
Repurchase Agreements	—	—	19,084,000	—	—		19,084,000	—
Futures Contracts	—	156,687	—	—	—		—	156,687
Swap Agreements	—	—	—	1,093,448	—		—	1,093,448
Total	$3,047,579	$156,687	$19,084,000	$1,093,448	$—		$22,131,579	$1,250,135
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$19,371,000	$—	$—		$19,371,000	$—
Futures Contracts	—	(33,053)	—	—	—		—	(33,053)
Swap Agreements	—	—	—	(459,629)	—		—	(459,629)
Total	$—	$(33,053)	$19,371,000	$(459,629)	$—		$19,371,000	$(492,682)
ProFund VP Short NASDAQ-100
Repurchase Agreements	$—	$—	$14,373,000	$—	$—		$14,373,000	$—
Futures Contracts	—	(78,176)	—	—	—		—	(78,176)
Swap Agreements	—	—	—	(304,873)	—		—	(304,873)
Total	$—	$(78,176)	$14,373,000	$(304,873)	$—		$14,373,000	$(383,049)
ProFund VP Short International
Repurchase Agreements	$—	$—	$2,091,000	$—	$—		$2,091,000	$—
Swap Agreements	—	—	—	(91,617)	—		—	(91,617)
Total	$—	$—	$2,091,000	$(91,617)	$—		$2,091,000	$(91,617)
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$2,175,000	$—	$—		$2,175,000	$—
Swap Agreements	—	—	—	(82,854)	—		—	(82,854)
Total	$—	$—	$2,175,000	$(82,854)	$—		$2,175,000	$(82,854)
ProFund VP Basic Materials
Common Stocks	$56,738,559	$—	$—	$—	$—		$56,738,559	$—
Repurchase Agreements	—	—	30,000	—	—		30,000	—
Total	$56,738,559	$—	$30,000	$—	$—		$56,768,559	$—
ProFund VP Consumer Services
Common Stocks	$16,771,922	$—	$—	$—	$—		$16,771,922	$—
Repurchase Agreements	—	—	3,000	—	—		3,000	—
Total	$16,771,922	$—	$3,000	$—	$—		$16,774,922	$—
ProFund VP Financials
Common Stocks	$26,326,969	$—	$—	$—	$—		$26,326,969	$—
Rights/Warrants	1	—	—	—	—		1	—
Repurchase Agreements	—	—	4,000	—	—		4,000	—
Total	$26,326,970	$—	$4,000	$—	$—		$26,330,970	$—
ProFund VP Oil & Gas
Common Stocks	$93,598,441	$—	$—	$—	$—	*	$93,598,441	$—
Swap Agreements	—	—	—	(242)	—		—	(242)
Total	$93,598,441	$—	$—	$(242)	$—	*	$93,598,441	$(242)
ProFund VP Pharmaceuticals
Common Stocks	$14,603,208	$—	$—	$—	$—		$14,603,208	$—
Repurchase Agreements	—	—	220,000	—	—		220,000	—
Swap Agreements	—	—	—	(945)	—		—	(945)
Total	$14,603,208	$—	$220,000	$(945)	$—		$14,823,208	$(945)

164 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs	Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Investment Securities	Other Financial Instruments^
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$128,075,000	$—	$—	$128,075,000	$—
Swap Agreements	—	—	—	3,471,583	—	—	3,471,583
Total	$—	$—	$128,075,000	$3,471,583	$—	$128,075,000	$3,471,583
ProFund VP Telecommunications
Common Stocks	$12,172,281	$—	$—	$—	$—	$12,172,281	$—
Repurchase Agreements	—	—	177,000	—	—	177,000	—
Swap Agreements	—	—	—	(1,185)	—	—	(1,185)
Total	$12,172,281	$—	$177,000	$(1,185)	$—	$12,349,281	$(1,185)
ProFund VP Utilities
Common Stocks	$44,160,634	$—	$—	$—	$—	$44,160,634	$—
Repurchase Agreements	—	—	98,000	—	—	98,000	—
Total	$44,160,634	$—	$98,000	$—	$—	$44,258,634	$—
ProFund VP U.S. Government Plus
U.S. Treasury Obligations	$—	$—	$17,978,906	$—	$—	$17,978,906	$—
Repurchase Agreements	—	—	45,630,000	—	—	45,630,000	—
Swap Agreements	—	—	—	(701,574)	—	—	(701,574)
Total	$—	$—	$63,608,906	$(701,574)	$—	$63,608,906	$(701,574)
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$2,261,000	$—	$—	$2,261,000	$—
Forward Currency Contracts	—	—	—	2,604	—	—	2,604
Futures Contracts	—	4,284	—	—	—	—	4,284
Total	$—	$4,284	$2,261,000	$2,604	$—	$2,261,000	$6,888
ProFund VP Money Market
Repurchase Agreements	$—	$—	$184,507,000	$—	$—	$184,507,000	$—
Total	$—	$—	$184,507,000	$—	$—	$184,507,000	$—

^  Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*  Securities issued in connection with a pending litigation settlement and were fair valued at $0. The security held in ProFund VP Oil & Gas is catergoized as Pipelines.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of June 30, 2011.

4. Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund's VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund's VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. ("Citi"), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust's and Access One Trust's aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust's and Access One Trust's aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 165

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor.

Under a Distribution and Shareholder Services Plan (the "Plan"), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

During the period ended June 30, 2011, ProFund VP Money Market paid an amount less than 0.25% on an annualized basis of its average daily net assets to maintain a more competitive yield. Had ProFund VP Money Market paid an amount equal to 0.25% of its average daily net assets, the Distribution and Service Fees would have been $224,063 for the period ended June 30, 2011.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as "Administrative services fees."

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees will also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended June 30, 2011, actual Trustee compensation was $223,877 in aggregate from the Trust and affiliated Trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus' operating expenses are limited to an annualized rate of 1.38% of its average daily net assets. ProFund VP Money Market's operating expenses are limited to an annualized rate of 1.35% of its average daily net assets. These expense limitations remain in effect until April 30, 2012.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of June 30, 2011, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 04/30/12	Expires 04/30/13	Expires 04/30/14	Expires 04/30/15	Total
ProFund VP Bull	$126,900	$78,992	$46,771	$3,336	$255,999
ProFund VP Mid-Cap	5,663	—	3,130	66	8,859
ProFund VP Small-Cap	1,788	26,469	22,818	4,147	55,222
ProFund VP NASDAQ-100	69,998	68,545	41,156	6,840	186,539
ProFund VP Small-Cap Value	82,762	67,168	83,928	7,357	241,215
ProFund VP Asia 30	106,690	51,307	4,087	—	162,084
ProFund VP Europe 30	36,510	55,765	7,099	3,286	102,660
ProFund VP International	—	—	—	1,082	1,082
ProFund VP Emerging Markets	801	—	—	2,064	2,865
ProFund VP Japan	15,335	11,280	13,349	7,500	47,464
ProFund VP UltraSmall-Cap	34,841	28,092	36,731	5,745	105,409
ProFund VP Short Small-Cap	22,389	30,693	12,739	411	66,232
ProFund VP Short NASDAQ-100	44,947	21,074	19,645	1,245	86,911
ProFund VP Short International	4,189	2,917	4,038	410	11,554
ProFund VP Short Emerging Markets	5,422	3,223	2,263	775	11,683
ProFund VP Basic Materials	89,196	62,023	42,684	6,304	200,207
ProFund VP Consumer Services	23,581	24,087	38,416	4,224	90,308
ProFund VP Financials	55,521	42,736	31,673	3,482	133,412
ProFund VP Oil & Gas	155,284	98,078	60,715	12,383	326,460
ProFund VP Pharmaceuticals	15,367	20,198	6,533	1,399	43,497
ProFund VP Precious Metals	107,185	146,390	110,676	16,071	380,322
ProFund VP Telecommunications	28,034	11,430	14,763	2,469	56,696
ProFund VP Utilities	100,732	34,576	28,302	4,515	168,125
ProFund VP U.S. Government Plus	173,433	46,914	49,182	3,885	273,414
ProFund VP Falling U.S. Dollar	2,218	—	3,662	791	6,671
ProFund VP Money Market	491,368	249,555	177,987	10,514	929,424

166 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Money Market through April 30, 2012 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the ProFund VP Money Market's net yield to fall below the highest previously determined minimum yield and such recoupment would not be subject to the contractual operating expense limit in effect at the time of such recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of June 30, 2011, the recoupments that may potentially be made by ProFund VP Money Market are as follows:

	Expires 04/30/13	Expires 04/30/14	Expires 04/30/15	Total
ProFund VP Money Market	$2,933,033	$2,713,585	$388,216	$6,034,834

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2011 were as follows:

	Purchases	Sales
ProFund VP Bull	$1,668,343	$930,632
ProFund VP Small-Cap	2,782,341	4,691,330
ProFund VP NASDAQ-100	8,273,027	5,282,872
ProFund VP Small-Cap Value	30,477,804	32,610,873
ProFund VP Asia 30	14,538,826	36,917,634
ProFund VP Europe 30	24,960,100	30,123,818
ProFund VP Emerging Markets	6,347,944	11,889,644
ProFund VP UltraSmall-Cap	1,242,481	1,336,767
ProFund VP Basic Materials	26,206,068	49,766,106
ProFund VP Consumer Services	13,117,101	19,557,712
ProFund VP Financials	6,134,707	7,330,795
ProFund VP Oil & Gas	48,410,974	59,962,419
ProFund VP Pharmaceuticals	22,947,667	14,159,238
ProFund VP Telecommunications	23,766,534	26,015,095
ProFund VP Utilities	18,793,009	10,995,451

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2011 were as follows:

	Purchases	Sales
ProFund VP Bull	$—	$9,511,878
ProFund VP NASDAQ-100	—	5,752,645
ProFund VP International	—	3,646,436
ProFund VP Emerging Markets	—	2,772,010
ProFund VP Japan	—	2,096,227
ProFund VP Short NASDAQ-100	—	2,001,397
ProFund VP Precious Metals	—	42,067,274
ProFund VP U.S. Government Plus	100,047,977	99,774,430

6. Investment Risks

Active Investor Risk

The ProFunds VP permit frequent purchases and exchanges without restriction, which could increase transaction costs. In addition, large movements of assets into and out of a ProFund VP may have a negative impact on the ProFund VP's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, that ProFund VP's expense ratio may vary from current estimates or the historical ratio disclosed in this report.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP's benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index.

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 167

Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments include information on each ProFund VP's holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP's correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index or securities underlying its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding periodic index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds' VP ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP's daily investment objective.

Certain ProFunds VP are "leveraged" funds in the sense that they have investment objectives to match a multiple, the inverse or a multiple of the inverse of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds VP having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the index or security performance (or the inverse of the index or security performance) times the stated multiple in the fund objective, as applicable, before accounting for fees and fund expenses. As a result of compounding, leveraged ProFunds VP are unlikely to provide a simple multiple (e.g., -1x, 2x, or -2x) of an index's return over periods longer than one day. A "single day" is measured from the time a ProFunds VP calculates its net asset value ("NAV") to the time of the ProFunds VP's next NAV calculation.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP have sought to mitigate these risks by generally requiring that the counterparties post collateral for the benefit of each ProFund VP, marked to market daily, in an amount approximately equal to the amount that the counterparty owes the ProFund VP. In the event of the bankruptcy of a counterparty, the ProFund VP will have direct access to the collateral received from the counterparty, generally as of the day prior to the bankruptcy, because there is a one day time lag between the ProFund's VP request for collateral and the delivery of such collateral. To the extent any such collateral is insufficient, the ProFunds VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. The ProFunds VP enter into swap agreements and forward contracts with counterparties that the Advisor has determined to be large, well capitalized and well established financial institutions.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFunds' VP exposure to the markets exceed the net assets of the ProFund VP, all of the non-money market ProFunds VP may use leveraged investment techniques to achieve their investment objectives.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

168 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

7. Federal Income Tax Information

As of the latest tax year end of December 31, 2010, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Expires 12/31/11	Expires 12/31/12	Expires 12/31/13	Expires 12/31/14	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP NASDAQ-100	$—	$—	$—	$3,476,760	$—	$5,034,444	$—	$—	$8,511,204
ProFund VP Small-Cap Value	—	—	—	—	—	8,197,735	3,907,712	248,076	12,353,523
ProFund VP Europe 30	—	—	—	—	—	—	3,508,484	1,215,921	4,724,405
ProFund VP International	—	—	—	—	—	—	—	1,100,111	1,100,111
ProFund VP Emerging Markets	—	—	—	—	—	—	—	1,045,929	1,045,929
ProFund VP Japan	—	—	—	1,757,204	5,078,522	7,199,827	—	940,242	14,975,795
ProFund VP Short Small-Cap	—	—	—	509,147	2,926,942	—	10,167,878	4,484,848	18,088,815
ProFund VP Short NASDAQ-100	10,861,864	17,059,717	2,225,939	3,507,939	5,450,519	11,760,242	—	4,237,152	55,103,372
ProFund VP Short International	—	—	—	—	—	—	—	308,866	308,866
ProFund VP Short Emerging Markets	—	—	—	—	—	—	—	516,277	516,277
ProFund VP Basic Materials	—	—	—	142,609	—	12,512,598	647,115	2,252,577	15,554,899
ProFund VP Consumer Services	—	—	172,236	—	—	397,048	301,213	757,796	1,628,293
ProFund VP Financials	—	—	—	—	—	6,088,475	3,025,224	986,600	10,100,299
ProFund VP Oil & Gas	—	—	—	—	—	—	1,504,513	—	1,504,513
ProFund VP Pharmaceuticals	707,889	938,481	1,453,587	424,035	—	1,085,192	3,852,304	602,310	9,063,798
ProFund VP Telecommunications	—	—	—	—	—	4,673,452	1,865,774	—	6,539,226
ProFund VP Utilities	—	—	—	—	—	671,740	1,350,225	212,304	2,234,269
ProFund VP U.S. Government Plus	—	—	—	—	—	—	18,773,965	—	18,773,965
ProFund VP Falling U.S. Dollar	—	—	—	—	—	1,990,077	—	55,790	2,045,867

As of the latest tax year end of December 31, 2010, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options in addition to changes in ProFund VP ownership during the year and in prior years. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which are offset will not be distributed to shareholders:

	Expires 12/31/11	Expires 12/31/12	Expires 12/31/13	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Mid-Cap	$—	$—	$—	$—	$1,055,184	$—	$—	$1,055,184
ProFund VP Small-Cap	—	—	—	—	—	192,668	—	192,668
ProFund VP NASDAQ-100	—	5,735,920	—	—	—	—	—	5,735,920
ProFund VP Europe 30	7,667,165	3,425,937	—	—	—	—	—	11,093,102
ProFund VP Japan	159,549	—	—	—	—	—	—	159,549
ProFund VP UltraSmall-Cap	—	—	3,023,489	2,015,660	1,007,830	—	—	6,046,979
ProFund VP Short Small-Cap	16,463	—	—	—	—	—	—	16,463
ProFund VP Short NASDAQ-100	1,426,502	—	—	—	—	—	—	1,426,502
ProFund VP Short International	—	—	—	—	—	621,676	20,374	642,050
ProFund VP Short Emerging Markets	—	—	—	—	—	922,407	146,435	1,068,842
ProFund VP Basic Materials	502,240	—	—	—	—	—	—	502,240
ProFund VP Consumer Services	24,850	—	—	—	—	—	—	24,850
ProFund VP Financials	945,462	—	—	—	—	—	—	945,462
ProFund VP Oil & Gas	722,218	—	1,013,966	—	—	—	—	1,736,184
ProFund VP Pharmaceuticals	354,345	—	—	—	—	—	—	354,345
ProFund VP Precious Metals	764,478	—	—	—	—	—	—	764,478
ProFund VP Telecommunications	1,298,517	—	—	—	—	—	—	1,298,517
ProFund VP Utilities	2,288,884	226,080	—	—	—	—	—	2,514,964

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the ProFunds VP. In general, the provisions of the Act will be effective for the ProFunds' VP fiscal year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses, however there may be a greater likelihood that all or a portion of each ProFund VP's pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the ProFunds VP, if any, will be contained within the "Federal Income Tax Information" section of the notes to financial statements for the fiscal year ending December 31, 2011.

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 169

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Total Distributions Paid
ProFund VP Bull	$135,672	$—	$135,672	$135,672
ProFund VP Mid-Cap	575,550	357,615	933,165	933,165
ProFund VP Small-Cap Value	52,497	—	52,497	52,497
ProFund VP Asia 30	72,405	—	72,405	72,405
ProFund VP Europe 30	807,118	—	807,118	807,118
ProFund VP International	—	577,242	577,242	577,242
ProFund VP Emerging Markets	474,549	—	474,549	474,549
ProFund VP Basic Materials	336,513	—	336,513	336,513
ProFund VP Financials	88,722	—	88,722	88,722
ProFund VP Oil & Gas	304,297	—	304,297	304,297
ProFund VP Pharmaceuticals	399,470	—	399,470	399,470
ProFund VP Telecommunications	452,783	—	452,783	452,783
ProFund VP Utilities	856,502	—	856,502	856,502
ProFund VP U.S. Government Plus	278,335	—	278,335	278,335
ProFund VP Money Market	44,671	—	44,671	44,671

As of the latest tax year ended December 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Bull	$—	$1,489,581	$—	$—	$10,520,529	$12,010,110
ProFund VP Mid-Cap	903,340	433,308	—	(1,055,184)	(29,681)	251,783
ProFund VP Small-Cap	—	—	—	(192,668)	227,195	34,527
ProFund VP NASDAQ-100	—	—	—	(14,247,124)	9,742,365	(4,504,759)
ProFund VP Small-Cap Value	—	—	—	(12,353,523)	785,094	(11,568,429)
ProFund VP Asia 30	26,281	4,423,386	—	—	23,394,507	27,844,174
ProFund VP Europe 30	429,485	—	—	(15,817,507)	3,378,283	(12,009,739)
ProFund VP International	—	—	—	(1,100,111)	203,606	(896,505)
ProFund VP Emerging Markets	—	—	—	(1,045,929)	3,988,146	2,942,217
ProFund VP Japan	—	—	—	(15,135,344)	(736)	(15,136,080)
ProFund VP UltraSmall-Cap	5,418,481	1,296,507	—	(6,046,979)	267,828	935,837
ProFund VP Short Small-Cap	—	—	—	(18,105,278)	51,414	(18,053,864)
ProFund VP Short NASDAQ-100	—	—	—	(56,529,874)	56,896	(56,472,978)
ProFund VP Short International	—	—	—	(950,916)	(8,611)	(959,527)
ProFund VP Short Emerging Markets	—	—	—	(1,585,119)	(59,221)	(1,644,340)
ProFund VP Basic Materials	81,685	—	—	(16,057,139)	14,389,332	(1,586,122)
ProFund VP Consumer Services	—	—	—	(1,653,143)	2,740,311	1,087,168
ProFund VP Financials	—	—	—	(11,045,761)	(1,898,484)	(12,944,245)
ProFund VP Oil & Gas	152,698	—	—	(3,240,697)	36,503,175	33,415,176
ProFund VP Pharmaceuticals	152,879	—	—	(9,418,143)	(47,700)	(9,312,964)
ProFund VP Precious Metals	2,375,650	—	—	(764,478)	3,700,007	5,311,179
ProFund VP Telecommunications	458,265	—	—	(7,837,743)	1,370,872	(6,008,606)
ProFund VP Utilities	916,026	—	—	(4,749,233)	6,754,655	2,921,448
ProFund VP U.S. Government Plus	—	—	—	(18,773,965)	(1,625,809)	(20,399,774)
ProFund VP Falling U.S. Dollar	—	—	—	(2,045,867)	—	(2,045,867)
ProFund VP Money Market	—	—	—	—	—	—

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year.

170 :: Notes to Financial Statements :: June 30, 2011 (unaudited)

At June 30, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
ProFund VP Bull	$83,523,971	$25,663,693	$(11,572,152)	$14,091,541
ProFund VP Mid-Cap	8,781,000	—	—	—
ProFund VP Small-Cap	6,195,067	164,992	(45,446)	119,546
ProFund VP NASDAQ-100	36,276,065	12,132,320	(3,319,565)	8,812,755
ProFund VP Small-Cap Value	24,830,755	7,737,588	(6,276,888)	1,460,700
ProFund VP Asia 30	55,187,675	34,536,025	(12,313,492)	22,222,533
ProFund VP Europe 30	39,754,953	13,198,064	(7,313,631)	5,884,433
ProFund VP International	16,422,000	—	—	—
ProFund VP Emerging Markets	23,476,838	3,508,701	(781,956)	2,726,745
ProFund VP Japan	7,702,000	—	—	—
ProFund VP UltraSmall-Cap	21,391,050	886,968	(146,439)	740,529
ProFund VP Short Small-Cap	19,371,000	—	—	—
ProFund VP Short NASDAQ-100	14,373,000	—	—	—
ProFund VP Short International	2,091,000	—	—	—
ProFund VP Short Emerging Markets	2,175,000	—	—	—
ProFund VP Basic Materials	43,692,184	29,347,554	(16,271,179)	13,076,375
ProFund VP Consumer Services	13,648,852	4,388,067	(1,261,997)	3,126,070
ProFund VP Financials	28,725,579	11,410,729	(13,805,338)	(2,394,609)
ProFund VP Oil & Gas	50,051,208	52,365,467	(8,818,234)	43,547,233
ProFund VP Pharmaceuticals	14,234,597	2,075,558	(1,486,947)	588,611
ProFund VP Precious Metals	128,075,000	—	—	—
ProFund VP Telecommunications	11,113,890	3,470,049	(2,234,658)	1,235,391
ProFund VP Utilities	35,084,019	14,186,096	(5,011,481)	9,174,615
ProFund VP U.S. Government Plus	63,818,228	—	(209,322)	(209,322)
ProFund VP Falling U.S. Dollar	2,261,000		—	—
ProFund VP Money Market	184,507,000	—	—	—

June 30, 2011 (unaudited) :: Notes to Financial Statements :: 171

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Expense Examples

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2011 and held for the entire period from January 1, 2011 through June 30, 2011.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11	Annualized Expense Ratio During Period 1/1/11 - 6/30/11
ProFund VP Bull	$1,000.00	$1,049.80	$8.54	1.68%
ProFund VP Mid-Cap	1,000.00	1,071.10	8.63	1.68%
ProFund VP Small-Cap	1,000.00	1,047.60	8.53	1.68%
ProFund VP NASDAQ-100	1,000.00	1,042.10	8.51	1.68%
ProFund VP Small-Cap Value	1,000.00	1,030.00	8.46	1.68%
ProFund VP Asia 30	1,000.00	1,009.20	8.37	1.68%
ProFund VP Europe 30	1,000.00	1,078.60	8.66	1.68%
ProFund VP International	1,000.00	1,041.40	8.30	1.64%
ProFund VP Emerging Markets	1,000.00	970.00	7.91	1.62%
ProFund VP Japan	1,000.00	961.50	8.17	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,098.50	8.74	1.68%
ProFund VP Short Small-Cap	1,000.00	911.50	7.96	1.68%
ProFund VP Short NASDAQ-100	1,000.00	930.20	8.04	1.68%
ProFund VP Short International	1,000.00	921.70	7.96	1.67%
ProFund VP Short Emerging Markets	1,000.00	997.80	8.32	1.68%
ProFund VP Basic Materials	1,000.00	1,023.60	8.43	1.68%
ProFund VP Consumer Services	1,000.00	1,073.70	8.64	1.68%
ProFund VP Financials	1,000.00	980.80	8.25	1.68%
ProFund VP Oil & Gas	1,000.00	1,106.20	8.77	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,110.30	8.79	1.68%
ProFund VP Precious Metals	1,000.00	893.20	7.89	1.68%
ProFund VP Telecommunications	1,000.00	1,062.30	8.59	1.68%
ProFund VP Utilities	1,000.00	1,088.60	8.70	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,009.80	6.88	1.38%
ProFund VP Falling U.S. Dollar	1,000.00	1,057.50	8.57	1.68%
ProFund VP Money Market	1,000.00	1,000.10	0.15	0.03%

*  Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

174 :: Expense Examples (unaudited)

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11	Annualized Expense Ratio During Period 1/1/11 - 6/30/11
ProFund VP Bull	$1,000.00	$1,016.46	$8.40	1.68%
ProFund VP Mid-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP Small-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP NASDAQ-100	1,000.00	1,016.46	8.40	1.68%
ProFund VP Small-Cap Value	1,000.00	1,016.46	8.40	1.68%
ProFund VP Asia 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP Europe 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP International	1,000.00	1,016.66	8.20	1.64%
ProFund VP Emerging Markets	1,000.00	1,016.76	8.10	1.62%
ProFund VP Japan	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short Small-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short NASDAQ-100	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short International	1,000.00	1,016.51	8.35	1.67%
ProFund VP Short Emerging Markets	1,000.00	1,016.46	8.40	1.68%
ProFund VP Basic Materials	1,000.00	1,016.46	8.40	1.68%
ProFund VP Consumer Services	1,000.00	1,016.46	8.40	1.68%
ProFund VP Financials	1,000.00	1,016.46	8.40	1.68%
ProFund VP Oil & Gas	1,000.00	1,016.46	8.40	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,016.46	8.40	1.68%
ProFund VP Precious Metals	1,000.00	1,016.46	8.40	1.68%
ProFund VP Telecommunications	1,000.00	1,016.46	8.40	1.68%
ProFund VP Utilities	1,000.00	1,016.46	8.40	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,017.95	6.90	1.38%
ProFund VP Falling U.S. Dollar	1,000.00	1,016.46	8.40	1.68%
ProFund VP Money Market	1,000.00	1,024.65	0.15	0.03%

*  Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Expense Examples (unaudited) :: 175

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P.O. Box 182800

Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' VP website at profunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

06/11

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

(a)           Not applicable

(b)   Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Not applicable - only for annual reports.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	August 29, 2011

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	August 29, 2011

* Print the name and title of each signing officer under his or her signature.